UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04986

Franklin Investors Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report and Shareholder Letter
Franklin Investors
Securities Trust
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
During the six months ended April 30, 2023, the U.S.
economy remained out of recessionary territory, with gross
domestic product (GDP) advancing 2.6%, annualized, in
the fourth quarter of 2022 and another 1.1% in the first
quarter of 2023. The latter figure included significant gains in consumer consumption, which held up well over the period
under review. The U.S. job market, albeit slowing as the
period progressed, continued to add jobs with an average
of 315,000 new positions created each month for the period
under review. The unemployment rate hovered around 50-
year lows, reaching 3.5% in March 2023. Inflation was still
a main concern for both central bank officials and market
participants. The 12-month change in the Consumer Price
Index (CPI) dropped from 7.7% in October 2022 to 5.0% in
March 2023, but a good portion of the change was due to
lower energy prices. Core CPI, which excludes the more
volatile energy and food sectors, saw a smaller decline of 0.7 percentage point (pp) over the same period to 5.6%.
The U.S. Federal Reserve (Fed) slowed its path of federal
funds rate hikes from 75 basis points (bps) per meeting to
25 bps, bringing the rate to 4.75%–5.00% by the end of the
period. U.S. regional banks came under stress in March
and April 2023, with several failures requiring regulatory
intervention. The Fed acknowledged that it expected credit
lending standards would likely tighten, which would have
similar effects to further rate hikes, lessening the need for the Fed to make additional rate increases in the future. The
Fed continued to message that it does not foresee any rate
cuts over the course of 2023; however, it did state that its decisions will be data dependent over the course of the next few meetings.
Despite continued challenges from elevated inflation, higher interest rates and several well-publicized failures in the
banking sector near period-end, U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted
a +8.63% total return amid signs of resilience in the U.S.
economy.
1
The 10-year U.S. Treasury (UST) note’s yield
(which moves inversely to price) fell over the period to
recognize the Fed’s aggressive actions toward reducing
overall inflation. The yield curve for all USTs remained
inverted during the period, at one point reaching the largest inversion in more than four decades, as investors became
increasingly concerned about the economic outlook. In this
falling rate environment, investment-grade bonds,
as measured by the Bloomberg U.S. Aggregate Bond Index,
posted a +6.91% total return.
1
While uneven economic conditions are a concern for many
investors, we remain committed to our long-term perspective
and disciplined investment approach as we conduct a
rigorous, fundamental analysis of securities, which balances long-term opportunities and risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s semiannual report,
covering Franklin Convertible Securities Fund, Franklin
Equity Income Fund and Franklin Managed Income Fund,
includes more detail about investment decisions during the
period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
2
Contents
Semiannual Report
Economic and Market Overview 3
Franklin Convertible Securities Fund 4
Franklin Equity Income Fund 11
Franklin Managed Income Fund 16
Financial Highlights and Schedules of Investments 22
Financial Statements 54
Notes to Financial Statements 60
Shareholder Information 78
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

3
franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500
Index, posted a +8.63% total return for the six months ended
April 30, 2023.
1
Despite continued challenges from elevated
inflation, higher interest rates and the failure of several
U.S. banks in March 2023, stocks, led by the information
technology sector, gained amid signs of resilience in the U.S.
economy.
U.S. gross domestic product growth slowed in 2023’s
first quarter as the pace of business investment eased,
inventories declined and the housing market weakened.
Although consumer spending continued to rise, deteriorating
financial conditions kept consumer sentiment at historically low levels. Meanwhile, inflation, which remained heightened
relative to recent decades, showed signs of easing. The
annual inflation rate, as measured by the Consumer Price
Index, slowed to 5.0% in March 2023, the lowest rate since
May 2021, as energy costs declined sharply, used car prices
fell and food prices grew at a slower rate.
The U.S. unemployment rate remained at historically low
levels during the period, briefly hitting a 54-year low of
3.4% in January 2023 before rising marginally to 3.5% in
March. Wage growth eased toward the end of the period,
raising market expectations that the U.S. Federal Reserve
(Fed) would slow its rate of increasing interest rates.
Rising interest rates translated to higher borrowing costs
for individuals and businesses, which discouraged some
economic activity. Despite interest-rate increases, bank
failures contributed to lower mortgage rates toward the end
of the period.
In an effort to control inflation, the Fed raised the federal funds target rate four times during the period to end at a
range of 4.75%–5.00%. The Fed stepped down the pace
of its interest-rate hikes from 75 basis points (bps) at its
November 2022 meeting to 50 bps in December, followed by
25-bp increases in February and March 2023. At its March
2023 meeting, the Fed said it would continue to reduce
bond holdings, but it departed from previous statements by
softening its firm outlook on future rate hikes. Additionally,
Fed Chair Jerome Powell said the central bank most likely
would not cut rates in 2023.
The foregoing information reflects our analysis and opinions as of April 30, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

4
franklintempleton.com
Semiannual Report
Franklin Convertible Securities Fund
This semiannual report for Franklin Convertible Securities
Fund covers the period ended April 30, 2023. The Fund
closed to new investors with limited exceptions on August
29, 2018. Existing investors may continue to purchase
additional shares of the Fund.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return, consistent with
reasonable risk, by seeking to optimize capital appreciation and high current income under varying market conditions.
The Fund normally invests at least 80% of its net assets
in convertible securities and common stock received upon
conversion of convertible securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +4.88% cumulative total return. In comparison,
the Fund’s benchmark, the ICE BofA All Alternatives U.S.
Convertibles Index, which tracks the domestic convertible
securities market, posted a -2.82% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 8 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
When choosing convertible securities for the Fund, we
attempt to maintain a balance in the portfolio between the
equity and debt characteristics of convertible securities
with an emphasis on the equity features. We also consider
the company’s long-term earnings, asset value and cash
flow potential. By investing in convertible securities, the
Fund seeks the opportunity to participate in the capital
appreciation of underlying stocks, while at the same time
relying on the fixed income aspect of the convertible
securities to provide current income and reduced price
volatility, which can limit the risk of loss in a down equity market. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield,
increased equity exposure or enhanced downside protection.
These securities, generally referred to as enhanced
convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion
premium that is paid by the Fund. We may invest in
convertible securities of companies of any capitalization size, but we generally seek to make the portfolio representative of the entire convertible securities market.
Manager’s Discussion
In absolute terms, the Fund saw a positive turnaround from
weak results in the latter half of 2022 as all 11 of its sector allocations added to returns during the six months under
review, led by health care, information technology (IT),
financials and consumer discretionary holdings.
Mixed results in the health care sector were buoyed foremost by sharp rallies in Insulet, PTC Therapeutics and Revance
Therapeutics. Diabetes-care technology company Insulet
specializes in customizable, non-injection, automated insulin delivery systems. Our convertible bond position shadowed a
steady move up in Insulet’s underlying share price powered
by the U.S. launch of its next-generation insulin pump
device, Omnipod 5, and the potential for accelerating growth in the coming months and years. Omnipod 5 is a tubeless
insulin pump that seamlessly integrates with Dexcom’s
continuous glucose monitoring devices to form a so-called
“artificial pancreas” (Dexcom is also held by the Fund).
Insulet reported strong sales and anticipates beginning the
launch of Omnipod 5 outside the U.S. in mid-2023 and has
also completed its U.S. Food and Drug Administration (FDA)
application for approval of a pump for basal-only insulin
users, which would increase Insulet’s U.S. addressable
market by about 75%, according to our analysis. PTC,
meanwhile, is a U.S. pharmaceutical company focused
on the development of orally administered small molecule
drugs and gene therapy that regulates gene expression
by targeting post-transcriptional control mechanisms in
rare diseases, and which has been making headway in
Portfolio Composition
4/30/23
% of Total Net
Assets
Convertible Bonds 82.6%
Convertible Preferred Stocks 11.7%
Common Stocks 1.5%
Short-Term Investments & Other Net Assets 4.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
26
.

Franklin Convertible Securities Fund
5
franklintempleton.com
Semiannual Report
recent clinical trials in the therapeutic areas of metabolism, neurology and oncology.
IT continued to be the Fund’s largest sector allocation,
though the weighting was trimmed down to less than a
quarter of the overall portfolio by period-end. Multiple IT
holdings advanced, none more so than business spending
management platform provider Coupa Software (sold
by period-end), which was also the biggest contributor
across the portfolio. During the current phase of business
consolidation and spending restraint in a weak economy,
Coupa enjoyed a rise in its subscriber base and greater
adoption of its artificial intelligence (AI)-driven data sets, which offer high-value insights on business transactions,
spending and confidence globally. That said, the primary
catalyst for the strong performance in Coupa’s underlying
securities came from its eventual acquisition by Thoma
Bravo (not held by the Fund), a private equity and growth
capital firm known for being particularly active in acquiring software companies.
The other notable IT contributors included customer
relationship management platform provider HubSpot,
Envestnet (fintech platform for financial advisors in wealth management) and Silicon Laboratories. In particular, Silicon
Labs, which designs and develops proprietary, analog-
intensive, mixed-signal integrated circuits (semiconductors)
for a broad range of applications and has a strong foothold
as an Internet of Things (IoT) components maker, was also
our largest position in IT (on average for the period). The
company’s December 2022 quarter financials generally
topped consensus estimates, as did management’s
guidance for the first quarter of 2023; overall, this was a rare
“beat and raise” in the current IT business environment, on
the back of low expectations. In particular, Silicon Labs’ sales were up 23% year-over-year to US$257.3 million, which
beat Wall Street’s consensus estimate of US$250.3 million.
According to Silicon Labs’ CEO (chief executive officer), the strength of the company’s opportunity funnel and design-win
pipeline bolstered confidence in its ability to continue carving out a leadership position in IoT while navigating the current economic uncertainty.
The Fund’s financial services holdings all traded higher,
none more so than Shift4 Payments, which was also our
largest position in the sector. Shift4 is a fintech providing secure end-to-end (integrated) payment processing
solutions. In early 2023, the company announced quarterly
earnings results for the fourth quarter of 2022; while earnings missed consensus estimates, revenues beat them slightly,
and the company provided strong guidance for the rest of
2023. Shift4’s payments technology has created a niche
among restaurants, hotels, complex retail, and sports and
entertainment venues, and the company has been showing
momentum in a difficult economic environment.
Consumer discretionary holdings generally began to stage a
comeback in the first quarter of 2023 following weakness in
2022. Most of the Fund’s related convertibles appreciated,
including standout contributor Burlington Stores, an
American national off-price department store retailer. The
Fund also saw strong results in the utilities sector, in which
PG&E was a key contributor. After emerging from bankruptcy
two years ago, the company has moved forward following a
spate of wildfire-related liabilities and claims while focusing on reducing further environmental and regulatory risks.
PG&E also produced better-than-expected earnings in its
latest quarterly financials. In communication services, mixed results were supported foremost by Cable ONE.
When compared to the sectors mentioned above, the Fund
held much smaller allocations in the other five that added
incrementally to the Fund’s overall gain (in descending order of positive impact): materials, industrials, consumer staples, real estate and energy. Among these holdings, the standout
contributors included Ivanhoe Mines in materials, Axon
Enterprise in industrials, and Freshpet in consumer staples.
In contrast, within IT, our overall gains were reduced
primarily by double-digit percentage losses in Wolfspeed,
Viavi Solutions and BILL Holdings. Wolfspeed—the
Fund’s largest overall detractor for the period—operates in
semiconductor manufacturing and specializes in power and
radio frequency (RF) semiconductors, with product families
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Insulet Corp. 2.6%
Health Care Equipment & Supplies, United
States
Ivanhoe Mines Ltd. 2.5%
Metals & Mining, Canada
Jazz Investments I Ltd. 2.5%
Pharmaceuticals, United States
Shift4 Payments, Inc. 2.5%
Financial Services, United States
Envestnet, Inc. 2.4%
Software, United States
Dexcom, Inc. 2.4%
Health Care Equipment & Supplies, United
States
Cable One, Inc. 2.4%
Media, United States
PG&E Corp. 2.2%
Electric Utilities, United States
Etsy, Inc. 2.2%
Broadline Retail, United States
BILL Holdings, Inc. 2.2%
Software, United States

Franklin Convertible Securities Fund
6
franklintempleton.com
Semiannual Report
that include silicon carbide materials, power-switching
devices and RF devices targeted for applications such as
electric vehicles, fast-charging inverters, power supplies,
telecom, military and aerospace. While we received multiple
indications that the macro environment was negatively
impacting semiconductor demand and enterprise software
investment in 2022, the fourth-quarter 2022 earnings
season surprised to the downside in terms of the pace of
deceleration, which had a negative impact on Wolfspeed
and others. Nonetheless, Wolfspeed’s revenues greatly beat
consensus expectations. It has been ramping up production
of its carbide chips and benefits from government subsidies
stemming from the passing of the US Semiconductor CHIPS
Act, which sets aside US$52 billion to boost domestic
semiconductor research and production. Today, the U.S.
represents only a small portion of global semiconductor
manufacturing capacity, despite the technology being
invented in the country. The worldwide semiconductor
market expanded rapidly with a second consecutive year
of double-digit growth in 2022. Global demand for chips
is growing at an accelerated rate, and we think it will only accelerate further as more and more devices are designed
to be “smart” and connected. Despite the recent bout of
volatility, we believe Wolfspeed looks set to grow rapidly for years to become a key player in the electric vehicle market.
In the health care sector, overall gains were trimmed by
selloffs in Neurocrine Biosciences, Ascendis Pharma and a
few other, much smaller detractors that had a limited impact on returns. Neurocrine, which specializes in treatments for
neurological and endocrine related diseases and disorders,
announced it had re-entered into a strategic collaboration
with Voyager (not owned by the Fund) to co-develop and
commercialize Voyager's GBA1 gene replacement program
and three other gene therapy programs focused on central
nervous system and neurological targets. Neurocrine’s
equity value fell on the news as many investors questioned
the partnership, given that Neurocrine had previously
partnered with Voyager years ago in a program that was
terminated due to poor efficacy and a concerning adverse
event profile. Perhaps more importantly, in our view, this and other company activity—including its ongoing investments
in medical technology company Becton Dickinson (not
held by the Fund)—signaled to investors that Neurocrine
has potentially become less interested in any merger-and-
acquisition deals than it was last year. We are also waiting to see if there is a meaningful inflection in the 2023 sales of Ingrezza, which belongs to a class of medications called
vesicular monoamine transporter 2 (VMAT2) inhibitors and
is used to treat an uncontrollable movement disorder called
tardive dyskinesia, following the company’s aggressive sales force expansion.
Most of Ascendis Pharma’s decline occurred in April 2023,
though our convertible position suffered only about half of
the decline seen in its common stock. Nonetheless, the
company showed weakness based on uncertainty around
one of its key drug candidates. Ascendis received a letter
from the FDA stating that it had “identified deficiencies” in the company’s NDA (new drug application) for TransCon-
PTH for hypoparathyroidism, which is also awaiting approval
by the European Medicines Agency later this year. The
deficiencies were not disclosed and had not been brought
up in any previous discussions. Ascendis was in talks with
the FDA to learn more about the issues before addressing
them publicly, but this event likely pushed the approval
timeline forward. Toward the end of April, the base case
assumption was that the company will soon receive a
complete response letter, as the FDA hasn’t made a final
decision on the application for the experimental drug. In the meantime, Ascendis will continue giving TransCon-PTH to
patients enrolled in ongoing clinical studies; notably, there haven’t been any new safety issues identified with the drug
in those trials. We expect FDA approval at some point in
the near future, albeit delayed. We also contacted Ascendis
management to gather details and assess exactly how long
this delay will take. Our analysis suggests the deficiencies are manufacturing or device related; company management
continued to assert that the deficiencies are not related to efficacy, safety or any preclinical findings, and pointed to the fact that such deficiencies are common with drug-device
combination products like TransCon-PTH.
Other detractors included designer luxury goods and
consignment reseller The RealReal in the consumer
discretionary sector, wireless telecommunication services
provider T-Mobile US in communication services, and
precision ball and roller bearing manufacturer RBC Bearings
in the industrials sector.
Thank you for your continued participation in Franklin
Convertible Securities Fund. We look forward to serving your future investment needs.
Alan E. Muschott, CFA
Lead Portfolio Manager
Eric Webster, CFA
Portfolio Manager
CFA
®
is a trademark owned by CFA Institute.

Franklin Convertible Securities Fund
7
franklintempleton.com
Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Convertible Securities Fund
8
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +4.88% -0.90%
1-Year -0.47% -5.95%
5-Year +68.09% +9.70%
10-Year +169.05% +9.78%
Advisor
6-Month +5.01% +5.01%
1-Year -0.21% -0.21%
5-Year +70.17% +11.22%
10-Year +176.01% +10.69%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 0.71% 0.90% 0.89%
Advisor 1.01% 1.20% 1.19%
See page 9 for Performance Summary footnotes.

Franklin Convertible Securities Fund
Performance Summary
9
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security, and generally has less potential for gain or loss than the underlying stock. The Fund may invest in high-yielding, fixed income securities. High yields reflect the higher credit risk associated with these lower-rated securities and, in some cases, the lower market prices for these in-
struments. Interest rate movements may affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The Fund may also invest in foreign securities, which involve special risks, including political uncertainty and currency volatility. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s past four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on
4/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.0791 $0.0839 $1.4460 $1.6090
C $0.0076 $0.0839 $1.4460 $1.5375
R6 $0.1130 $0.0839 $1.4460 $1.6429
Advisor $0.1040 $0.0839 $1.4460 $1.6339
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.83% 0.84%
Advisor 0.58% 0.59%

Your Fund’s Expenses
Franklin Convertible Securities Fund
10
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,048.80 $4.20 $1,020.69 $4.15 0.83%
C $1,000 $1,044.60 $8.00 $1,016.97 $7.89 1.58%
R6 $1,000 $1,050.60 $2.52 $1,022.33 $2.49 0.50%
Advisor $1,000 $1,050.10 $2.94 $1,021.93 $2.90 0.58%

11
franklintempleton.com
Semiannual Report
Franklin Equity Income Fund
This semiannual report for Franklin Equity Income Fund
covers the period ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize total return by emphasizing
high current income and long-term capital appreciation,
consistent with reasonable risk, by normally investing at least
80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally invests
predominantly in common stocks, and the remainder of
its assets in other equity-related instruments such as
convertible securities and equity-linked notes (ELNs) and
may also invest in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +5.20% cumulative total return. In comparison, the
Fund’s primary benchmark, the Russell 1000
®
Value Index,
which measures performance of those Russell 1000
®
Index
companies with relatively lower price-to-book ratios and
lower forecasted growth rates, posted a +4.54% cumulative
total return.
1
The Fund’s secondary benchmark, the
Standard & Poor's
®
500 Index (S&P 500
®
), which is designed
to measure total U.S. equity market performance, posted
a +8.63% cumulative total return.
1
You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a broadly diversified portfolio of equity securities that we consider to be financially strong, with
a focus on blue chip companies. We apply a bottom-up
approach to investing in individual securities. We will assess the market price of a company’s securities relative to our
evaluation of the company’s long-term earnings, cash flow
potential and balance sheet strength. We also consider
a company’s price/earnings ratio, return on capital, profit
margins and asset value. We consider dividend yield and
the opportunity for dividend growth in selecting stocks for
the Fund because we believe that, over time, dividend
income can contribute significantly to total return and can
be a more consistent source of investment return than
capital appreciation. We seek to take advantage of price
dislocations that result from the market’s short-term focus
and choose to invest in those companies that, in our opinion, offer the best trade-off between growth opportunity, business and financial risk, and valuation.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
Franklin Equity Income Fund performance was positive for
the six months under review and outpaced that of its primary benchmark, the Russell 1000
®
Value Index. Most sectors
contributed to absolute returns, with information technology
(IT) and consumer staples driving results. Broadcom and
Oracle were top contributors in the IT sector. Broadcom is
a designer and developer of a wide range of semiconductor
and infrastructure software products. We believe
Broadcom is well-positioned for several secular tailwinds,
Portfolio Composition
4/30/23
% of Total
Net Assets
Oil, Gas & Consumable Fuels 10.4%
Banks 7.6%
Capital Markets 7.4%
Pharmaceuticals 6.5%
Electric Utilities 6.2%
Health Care Equipment & Supplies 5.1%
Health Care Providers & Services 4.7%
Beverages 3.8%
Aerospace & Defense 3.6%
Life Sciences Tools & Services 3.4%
Semiconductors & Semiconductor Equipment 3.1%
Household Products 3.0%
Chemicals 2.9%
Consumer Staples Distribution & Retail 2.7%
Other* 26.6%
Short-Term Investments & Other Net Assets 3.0%
1. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not include any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page 35 .

Franklin Equity Income Fund
12
franklintempleton.com
Semiannual Report
including the rollout of generative artificial intelligence and infrastructure upgrades for the next-generation internet.
Enterprise software company Oracle has shown resilience
in its database franchise and solid growth of its back-
office enterprise applications businesses. The company
continues to realize growth in its cloud computing offering as customers work in new and powerful ways to accelerate their
business.
In the consumer staples sector, price increases to offset
inflation boosted revenue growth for Procter & Gamble.
The company benefits from a robust product portfolio, new
innovations and customer loyalty. In the financials sector,
a strong, diversified revenue base helped provide some
protection from economic headwinds for JPMorgan Chase.
The financial services company has been able to expand its
net interest margins, and its key capital ratios remain strong.
The company also saw an inflow of customer deposits
during the recent regional banking crisis in March 2023, an
indication of how many consumers view the company as one
of the strongest financial institutions. Conversely, recession fears and the regional banking crisis weighed on the shares
of Bank of America and Truist Financial, which dampened
Fund performance.
The health care sector was another top weighting in
the Fund and an area of high conviction for us. HCA
Healthcare was a leading contributor for the period. The
nation’s largest hospital operator has seen improvements
in its key business drivers, including admissions volume,
pricing, reimbursement, and labor expenses. In contrast,
health insurer UnitedHealth Group detracted from Fund
performance for the period as growing inflation pressured
profit margins for many companies in the health care sector.
Railroads finished a difficult 2022 and underperformed the
broader industrials sector on the back of weaker intermodal
volumes, deteriorating service, and lowered expectations.
Our position in Norfolk Southern was among the railroad
companies that struggled over the period. Elsewhere,
while oil prices remained elevated, they fell from historical highs amid concerns that a possible recession would
weigh on energy demand. As a result, the shares of oil
producers, such as Chevron, declined and hampered Fund
performance.
Thank you for your continued participation in Franklin
Equity Income Fund. We look forward to serving your future
investment needs.
Matthew D. Quinlan
Lead Portfolio Manager
Alan E. Muschott, CFA
Todd Brighton, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 4.0%
Banks, United States
Johnson & Johnson 3.7%
Pharmaceuticals, United States
Chevron Corp. 3.6%
Oil, Gas & Consumable Fuels, United States
Morgan Stanley 3.4%
Capital Markets, United States
Procter & Gamble Co. (The) 3.0%
Household Products, United States
Raytheon Technologies Corp. 2.9%
Aerospace & Defense, United States
HCA Healthcare, Inc. 2.9%
Health Care Providers & Services, United States
Bank of America Corp. 2.6%
Banks, United States
Oracle Corp. 2.6%
Software, United States
Duke Energy Corp. 2.5%
Electric Utilities, United States

Performance Summary as of April 30, 2023
Franklin Equity Income Fund
13
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +5.20% -0.58%
1-Year +2.84% -2.82%
5-Year +53.26% +7.69%
10-Year +144.15% +8.72%
Advisor
6-Month +5.32% +5.32%
1-Year +3.06% +3.06%
5-Year +55.14% +9.18%
10-Year +150.47% +9.62%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.19% 1.83% 1.82%
Advisor 2.56% 2.19% 2.18%
See page 14 for Performance Summary footnotes.

Franklin Equity Income Fund
Performance Summary
14
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. Investments in equity-linked notes often have risks similar to their underlying securities, which could include management risk, market risk and, as applicable, foreign securities and cur-
rency risks. Convertible securities are subject to the risks of stocks when the underlying stock price is high relative to the conversion price and debt securities when the underlying stock price is low relative to the conversion price. The Fund's investment in foreign securities also involves special risks, including curren-
cy fluctuations and economic as well as political uncertainty. These and other risks are described more fully in the Fund's prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s current quarterly dividend and the maximum offering price (NAV for Advisor Class) per share on
4/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.3486 $0.9002 $1.2488
C $0.2430 $0.9002 $1.1432
R $0.3149 $0.9002 $1.2151
R6 $0.3954 $0.9002 $1.2956
Advisor $0.3835 $0.9002 $1.2837
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.83% 0.84%
Advisor 0.58% 0.59%

Your Fund’s Expenses
Franklin Equity Income Fund
15
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,052.00 $4.21 $1,020.69 $4.14 0.83%
C $1,000 $1,048.10 $8.01 $1,016.97 $7.89 1.58%
R $1,000 $1,050.70 $5.48 $1,019.45 $5.39 1.08%
R6 $1,000 $1,053.70 $2.54 $1,022.32 $2.50 0.50%
Advisor $1,000 $1,053.20 $2.94 $1,021.93 $2.89 0.58%

16
franklintempleton.com
Semiannual Report
Franklin Managed Income Fund
This semiannual report for Franklin Managed Income Fund
covers the period ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to maximize income to support monthly
distributions, while maintaining the prospects for capital
appreciation by investing, under normal market conditions,
in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at
least 25% of its total assets in debt securities, including
bonds, notes, debentures and money market securities, and
at least 25% of its total assets in equity securities, primarily common and preferred stock.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a cumulative total return of +7.19%. In comparison,
the Fund’s primary benchmark, the Bloomberg U.S.
Aggregate Bond Index, which measures the performance
of the investment-grade, U.S. dollar-denominated, fixed-
rate taxable bond market, posted a +6.91% cumulative total
return.
1
The Fund’s secondary benchmark, the blended
50% MSCI USA High Dividend Yield Index, 25% ICE BofA
U.S. Corporate & High Yield Index and 25% Bloomberg
U.S. Aggregate Bond Index (Blended Benchmark), which is
a combination of leading stock and bond indexes, posted
a +5.73% cumulative total return.
2
The MSCI USA High
Dividend Yield Index is designed to reflect the performance
of equities in the MSCI USA Index (excluding REITs) with
higher dividend income and quality characteristics than
average dividend yields that are both sustainable and
persistent. The MSCI USA Index is designed to measure the
performance of the large- and mid-capitalization segments of the U.S. market. The ICE BofA U.S. Corporate & High Yield
Index tracks the performance of U.S. dollar-denominated
investment-grade corporate debt publicly issued in the U.S.
domestic market, and below investment grade, but not in
default, U.S. dollar-denominated corporate bonds publicly
issued in the U.S. domestic market and includes issues with
a credit rating of BBB or below, as rated by credit rating
agencies Moody’s and Standard & Poor’s. The Fund’s third
benchmark, the Standard & Poor’s
®
500 Index (S&P 500
®
),
which is designed to measure total U.S. equity market
performance, posted a +8.63% cumulative total return.
1
You can find the Fund’s long-term performance data in the
Performance Summary beginning on page 19 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We apply a bottom-up approach to investing in individual
securities. We will assess the market price of a company’s
securities relative to our evaluation of the company’s long-
term earnings, asset value and cash flow potential. We also
consider a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed income investments for the Fund, we assess changing
economic, market and industry conditions.
The Fund seeks income by investing in a combination of
corporate, agency and government bonds issued in the U.S.
and other countries, as well as common stocks of companies
in any market capitalization range and convertible securities.
The Fund seeks capital appreciation by investing in equity
securities and convertible securities of companies from a
variety of industries. The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments designed to combine the characteristics of one or more securities
(usually a single stock, a stock index or a basket of stocks)
and a related equity derivative. We may, from time to time,
use for various purposes equity-related derivatives, including call and put options and futures on equity securities and
equity indexes, options on equity index futures, as well
Portfolio Composition
4/30/23
% of Total Net
Assets
Corporate Bonds 52.7%
Common Stocks 27.9%
Equity-Linked Securities 9.1%
U.S. Government and Agency Securities 5.1%
Management Investment Companies 1.7%
Other 0.7%
Short-Term Investments & Other Net Assets 2.8%
1. Source: Morningstar.
2. Source: FactSet. The Blended Benchmark was calculated internally.
The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
44
.

Franklin Managed Income Fund
17
franklintempleton.com
Semiannual Report
as interest-rate, currency and credit-related derivatives.
These purposes include enhancing Fund returns, increasing
liquidity, gaining exposure to securities or markets in more efficient or less expensive ways and/or hedging risks.
Manager’s Discussion
The Fund generated positive returns during the period,
with strong performance from both equity and fixed income
holdings. The Fund meaningfully shifted its asset allocation over the period to favor an overweight allocation to fixed
income over equities. An overweight allocation to corporate
credit broadly led to strong performance relative to the
Fund’s blended benchmark.
The Fund entered the period with an equity weighting of
55.1% and a fixed income weighting of 44.7% (while holding
0.2% in cash equivalents), with the Fund actively adjusting
its asset allocation near the beginning of the period under
review. The Fund ended the period with an equity weighting
of 38.8% and fixed income exposure of 59.2% (while holding
2.0% in cash equivalents).
Dividend stocks, particularly value-oriented sectors,
underperformed growth-oriented sectors during the period
under review. The equity component of the Fund’s blended
benchmark advanced, with the MSCI USA High Dividend
Yield Index posting positive returns for the six-month period.
The Fund’s equity positions outperformed the Fund’s
blended benchmark. Corporate credit spreads tightened
during the period under review as inflationary pressures
started to abate and expectations for further central bank
tightening decreased during the period. In addition to
tightening credit spreads, interest rates broadly decreased
during the period, which benefited the more duration
sensitive positions in the Fund. Fixed income returns for
the Fund outperformed the Fund’s blended benchmark.
The Bloomberg U.S. Aggregate Bond Index posted positive
returns, while ICE BofAML US Corporate & High Yield Index
also posted positive returns during the period.
Fixed Income
Fixed income holdings posted positive returns during the
period, with outperformance relative to the Fund’s blended
fixed income benchmark. As an asset class, fixed income
outperformed the equity asset class. The Fund’s duration
positioning was relatively in-line with the Fund’s benchmark during the period. The Fund had an overweight position
in corporate credit during the period as corporate credit
spreads within both investment-grade and subinvestment-
grade issues tightened, which contributed to the
outperformance relative to the Fund’s benchmark.
Every corporate credit sector generated positive absolute
returns during the period under review. Relative to the
Fund’s blended benchmark, the leading sector contributors
were health care, materials and information technology (IT).
Our holdings in U.S. Treasuries contributed to absolute
and relative results. The Fund's lack of exposure to agency
mortgage-backed securities detracted from performance
relative to its benchmark during the period.
The largest contributors to performance were found in the
health care sector, with bonds of hospital peers Community
Health Systems and Tenet Healthcare producing strong
returns. Outside of health care, JBS SA within the consumer
staples sector, as well as Broadcom and Oracle within the IT sector, generated strong returns. U.S. Treasuries were also
a key contributor during the period.
In contrast, high-yield health care holding Emergent
BioSolutions (not held at period-end) was one of only a few
fixed income detractors.
Equity
The Fund's allocation to equity holdings decreased over the
period. As an asset class, equities underperformed fixed
income during the period. The Fund actively trimmed its
equity overweight during the period under review.
IT, utilities, consumer staples and materials were the
notable positive absolute contributors during the period,
with financials, consumer discretionary and health care as
absolute detractors from performance during the period.
Relative to the Fund’s benchmark, the largest sector
contributors were financials and IT, while the largest
detractors were consumer discretionary and consumer
staples.
Absolute returns in IT were led by semiconductor peers
Broadcom and Microchip Technology, while consumer
staples company Procter & Gamble was a key contributor as
well. Within the utilities sector, peers Southern Company and
Top Five Fixed Income Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
U.S. Treasury Notes 3.1%
Financial Services , United States
U.S. Treasury Bonds 2.0%
Financial Services , United States
CHS/Community Health Systems, Inc. 1.7%
Health Care Providers & Services , United States
BAT Capital Corp. 1.1%
Tobacco , United Kingdom
Barclays plc 1.1%
Banks , United Kingdom

Franklin Managed Income Fund
18
franklintempleton.com
Semiannual Report
Edison International were key performers, while Rio Tinto
and Air Products and Chemicals were large contributors
within the materials sector.
JPMorgan Chase and Morgan Stanley were also two of the
largest contributors to absolute Fund performance during
the period, despite the financials sector as a whole being a detractor during the period.
At the individual security level, the largest detractors from absolute performance during the period came from financial
peers Bank of America, Truist Financial and US Bancorp.
Outside of these, utility company Dominion Energy weighed
on results.
During the period, the Fund used derivatives such as equity
call and put options to sell and reduce positions and/or to
initiate and add to positions which generated gains during
the period under review.
Edward D. Perks, CFA
Co-Lead Portfolio Manager
Brendan Circle, CFA
Co-Lead Portfolio Manager
Todd Brighton, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top Five Equity Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
JPMorgan Chase & Co. 2.6%
Banks, United States
Chevron Corp. 2.0%
Oil, Gas & Consumable Fuels , United States
Texas Instruments, Inc. 1.5%
Semiconductors & Semiconductor Equipment ,
United States
Bank of America Corp. 1.5%
Banks, United States
Morgan Stanley 1.4%
Capital Markets, United States

Performance Summary as of April 30, 2023
Franklin Managed Income Fund
19
franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.19% +1.31%
1-Year +2.00% -3.59%
5-Year +35.42% +5.05%
10-Year +80.93% +5.51%
Advisor
6-Month +7.40% +7.40%
1-Year +2.37% +2.37%
5-Year +37.30% +6.55%
10-Year +85.99% +6.40%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 4.24% 3.44% 3.43%
Advisor 4.73% 3.89% 3.88%
See page 20 for Performance Summary footnotes.

Franklin Managed Income Fund
Performance Summary
20
franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund's share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline.
Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect perfor-
mance. The Fund's prospectus also includes a description of the main investment risks.
The Fund is not guaranteed to achieve its investment goal of making monthly distributions while maintaining prospects for capital appreciation nor is there any guarantee that the Fund will provide sufficient income at or through the investor's retirement. In addition, some of its distributions may be treated in part as a return of capital which will decrease shareholders' cost basis in the Fund and affect the amount of any capital gain or loss that they realize when selling or exchanging Fund shares. The annual payout rate may be adjusted higher or lower from year to year and could vary substantially over time. It is possible for the Fund to suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders under the managed distribution policy. Investors who hold the Fund within a tax-advantaged retirement account should consult their tax advisors to discuss tax consequences of receiving cash distributions. In addition, use of the Fund or election of the option to receive distribution payments in cash may be restricted in certain retirement plans by the terms of the governing plan documents and/or the discretion of the plan administrator. Investors are strongly advised to consult with their financial advisor for assistance before selecting the appropriate Fund, based on their goals and personal situations, including time horizon, retirement income needs, risk tolerance, and tax bracket.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual fees may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Net Asset Value
Share Class (Symbol) 4/30/23 10/31/22 Change
A (FBLAX) $12.30 $11.73 +$0.57
C (FBMCX) $12.17 $11.61 +$0.56
R (FBFQX) $12.34 $11.77 +$0.57
R6 (FBFRX) $12.34 $11.77 +$0.57
Advisor (FBFZX) $12.34 $11.76 +$0.58
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.2688
C $0.2196
R $0.2542
R6 $0.2906
Advisor $0.2852
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.91% 0.92%
C 0.66% 0.67%

Your Fund’s Expenses
Franklin Managed Income Fund
21
franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,071.90 $4.62 $1,020.34 $4.50 0.90%
C $1,000 $1,067.40 $8.45 $1,016.62 $8.24 1.65%
R $1,000 $1,070.30 $5.90 $1,019.10 $5.75 1.15%
R6 $1,000 $1,073.50 $3.00 $1,021.90 $2.92 0.58%
Advisor $1,000 $1,074.00 $3.34 $1,021.57 $3.26 0.65%

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
22
o
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.43 $31.15 $27.11 $22.13 $20.65 $20.68
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.14 0.19 0.22 0.21 0.16
Net realized and unrealized gains (losses) 0.88 (5.47) 7.01 6.67 2.47 1.35
Total from investment operations ........ 0.96 (5.33) 7.20 6.89 2.68 1.51
Less distributions from:
Net investment income .............. (0.08) (0.15) (0.23) (0.30) (0.45) (0.49)
Net realized gains ................. (1.53) (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ................... (1.61) (5.39) (3.16) (1.91) (1.20) (1.54)
Net asset value, end of period .......... $19.78 $20.43 $31.15 $27.11 $22.13 $20.65
Total return
c
....................... 4.88% (19.94)% 27.98% 33.49% 13.84% 7.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.83% 0.83% 0.83% 0.85% 0.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.83% 0.83%
f
0.82% 0.83%
f
0.83% 0.84%
Net investment income ............... 0.85% 0.61% 0.64% 0.96% 0.97% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $1,009,403 $1,067,202 $1,621,832 $1,385,821 $1,169,928 $1,153,875
Portfolio turnover rate ................ 10.59% 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
23
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.92 $30.53 $26.66 $21.77 $20.31 $20.37
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.01 (0.03) (0.03) 0.05 0.04 (—)
c
Net realized and unrealized gains (losses) 0.85 (5.34) 6.89 6.56 2.45 1.33
Total from investment operations ........ 0.86 (5.37) 6.86 6.61 2.49 1.33
Less distributions from:
Net investment income .............. (0.01) — (0.06) (0.11) (0.28) (0.34)
Net realized gains ................. (1.53) (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ................... (1.54) (5.24) (2.99) (1.72) (1.03) (1.39)
Net asset value, end of period .......... $19.24 $19.92 $30.53 $26.66 $21.77 $20.31
Total return
d
....................... 4.46% (20.53)% 27.04% 32.48% 13.03% 6.84%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.59% 1.58% 1.57% 1.59% 1.60% 1.61%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.58% 1.57% 1.57%
g
1.58% 1.58% 1.59%
Net investment income (loss) .......... 0.10% (0.15)% (0.10)% 0.21% 0.22% 0.01%
Supplemental data
Net assets, end of period (000’s) ........ $85,531 $100,936 $198,611 $233,295 $256,075 $299,716
Portfolio turnover rate ................ 10.59% 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
24
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.62 $31.39 $27.29 $22.28 $20.78 $20.79
Income from investment operations
a
:
Net investment income
b
............. 0.12 0.22 0.29 0.31 0.28 0.24
Net realized and unrealized gains (losses) 0.88 (5.52) 7.07 6.69 2.50 1.36
Total from investment operations ........ 1.00 (5.30) 7.36 7.00 2.78 1.60
Less distributions from:
Net investment income .............. (0.11) (0.23) (0.33) (0.38) (0.53) (0.56)
Net realized gains ................. (1.53) (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ................... (1.64) (5.47) (3.26) (1.99) (1.28) (1.61)
Net asset value, end of period .......... $19.98 $20.62 $31.39 $27.29 $22.28 $20.78
Total return
c
....................... 5.06% (19.65)% 28.43% 33.89% 14.26% 8.07%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.51% 0.53% 0.55% 0.54% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.50% 0.48% 0.50% 0.50% 0.49% 0.49%
Net investment income ............... 1.18% 0.95% 0.97% 1.30% 1.31% 1.11%
Supplemental data
Net assets, end of period (000’s) ........ $92,232 $95,418 $127,846 $113,642 $51,791 $57,824
Portfolio turnover rate ................ 10.59% 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
25
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.43 $31.16 $27.11 $22.14 $20.65 $20.68
Income from investment operations
a
:
Net investment income
b
............. 0.11 0.20 0.26 0.28 0.26 0.21
Net realized and unrealized gains (losses) 0.87 (5.48) 7.03 6.66 2.49 1.35
Total from investment operations ........ 0.98 (5.28) 7.29 6.94 2.75 1.56
Less distributions from:
Net investment income .............. (0.10) (0.21) (0.31) (0.36) (0.51) (0.54)
Net realized gains ................. (1.53) (5.24) (2.93) (1.61) (0.75) (1.05)
Total distributions ................... (1.63) (5.45) (3.24) (1.97) (1.26) (1.59)
Net asset value, end of period .......... $19.78 $20.43 $31.16 $27.11 $22.14 $20.65
Total return
c
....................... 5.01% (19.75)% 28.34% 33.80% 14.18% 7.91%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.58% 0.58% 0.58% 0.60% 0.61%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.58% 0.58%
f
0.57% 0.58%
f
0.58% 0.59%
Net investment income ............... 1.11% 0.85% 0.89% 1.20% 1.22% 1.01%
Supplemental data
Net assets, end of period (000’s) ........ $1,686,728 $1,894,863 $3,355,546 $2,773,524 $2,379,435 $2,189,462
Portfolio turnover rate ................ 10.59% 6.64% 32.67% 32.46% 26.83% 35.90%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Convertible Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
26
a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.5%
Electric Utilities 1.5%
NextEra Energy, Inc. ................................... United States 554,360 $ 42,480,607
Total Common Stocks (Cost $40,480,902) ......................................
42,480,607
Convertible Preferred Stocks 11.7%
Automobile Components 1.7%
a
Aptiv plc, 5.5%, A ..................................... United States 430,000 48,671,700
Capital Markets 2.1%
KKR Group Co., Inc., 6%, C ............................. United States 960,000 61,315,200
Electric Utilities 3.3%
American Electric Power Co., Inc., 6.125% .................. United States 600,000 30,504,000
PG&E Corp., 5.5% .................................... United States 430,000 64,452,700
94,956,700
Machinery 1.0%
RBC Bearings, Inc., 5%, A ............................... United States 250,000 27,622,500
Multi-Utilities 1.7%
b
NiSource, Inc., 7.75% .................................. United States 450,000 47,713,500
Wireless Telecommunication Services 1.9%
c
2020 Cash Mandatory Exchangeable Trust, 144A, 5.25% ....... United States 48,000 56,018,880
Total Convertible Preferred Stocks (Cost $276,576,363) ..........................
336,298,480
Principal
Amount
*
Convertible Bonds 82.6%
Aerospace & Defense 1.8%
c
Axon Enterprise, Inc. , Senior Note , 144A, 0.5% , 12/15/27 ....... United States 45,000,000 50,850,000
Biotechnology 7.7%
Ascendis Pharma A/S , Senior Note , 2.25% , 4/01/28 ...........
Denmark 32,500,000 27,096,875
Insmed, Inc. , Senior Note , 0.75% , 6/01/28 ...................
United States 46,000,000 38,182,779
Intercept Pharmaceuticals, Inc. , Senior Note , 2% , 5/15/26 .......
United States 21,000,000 17,624,148
c
Mirum Pharmaceuticals, Inc. , Senior Note , 144A, 4% , 5/01/29 .... United States 16,500,000 18,884,250
Neurocrine Biosciences, Inc. , Senior Note , 2.25% , 5/15/24 ......
United States 44,750,000 60,323,000
PTC Therapeutics, Inc. , Senior Note , 1.5% , 9/15/26 ............
United States 48,000,000 58,680,000
220,791,052
Broadline Retail 4.0%
Etsy, Inc. , Senior Note , 0.125% , 9/01/27 ....................
United States 72,500,000 63,931,885
PDD Holdings, Inc. , Senior Note , Zero Cpn., 12/01/25 ..........
China 55,000,000 52,195,000
116,126,885
Communications Equipment 2.1%
Viavi Solutions, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 40,969,000 40,948,515
c
Senior Note, 144A, 1.625%, 3/15/26 ..................... United States 20,709,000 20,178,332
61,126,847
Consumer Staples Distribution & Retail 0.7%
c
Chefs' Warehouse, Inc. (The) , Senior Note , 144A, 2.375% , 12/15/28 United States 21,000,000 21,236,248

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
27
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Energy Equipment & Services 1.0%
Oil States International, Inc. , Senior Note , 4.75% , 4/01/26 .......
United States 28,000,000 $ 29,303,600
Financial Services 4.9%
Block, Inc. ,
Senior Note, Zero Cpn., 5/01/26 ........................ United States 24,500,000 20,224,750
Senior Note, 0.25%, 11/01/27 .......................... United States 45,000,000 34,875,000
c
Repay Holdings Corp. , Senior Note , 144A, Zero Cpn., 2/01/26 .... United States 19,000,000 14,373,500
Shift4 Payments, Inc. ,
Senior Note, Zero Cpn., 12/15/25 ....................... United States 36,000,000 39,438,000
Senior Note, 0.5%, 8/01/27 ............................ United States 35,000,000 31,325,000
140,236,250
Food Products 2.5%
c
Freshpet, Inc. , Senior Note , 144A, 3% , 4/01/28 ............... United States 27,000,000 32,555,250
c
Post Holdings, Inc. , Senior Note , 144A, 2.5% , 8/15/27 .......... United States 36,000,000 37,882,800
70,438,050
Ground Transportation 2.8%
Lyft, Inc. , Senior Note , 1.5% , 5/15/25 .......................
United States 61,000,000 54,351,000
Uber Technologies, Inc. , Senior Note , Zero Cpn., 12/15/25 ......
United States 30,000,000 26,242,578
80,593,578
Health Care Equipment & Supplies 7.3%
Dexcom, Inc. , Senior Note , 0.25% , 11/15/25 .................
United States 63,000,000 69,062,375
Haemonetics Corp. , Senior Note , Zero Cpn., 3/01/26 ...........
United States 37,500,000 32,133,683
Insulet Corp. , Senior Note , 0.375% , 9/01/26 .................
United States 50,000,000 74,875,000
c
Integer Holdings Corp. , Senior Note , 144A, 2.125% , 2/15/28 ..... United States 30,000,000 34,200,000
210,271,058
Health Care Providers & Services 1.3%
Accolade, Inc. , Senior Note , 0.5% , 4/01/26 ..................
United States 19,000,000 15,382,779
Guardant Health, Inc. , Senior Note , Zero Cpn., 11/15/27 ........
United States 20,000,000 13,510,173
NeoGenomics, Inc. , Senior Note , 0.25% , 1/15/28 .............
United States 9,500,000 6,869,687
35,762,639
Hotel & Resort REITs 0.8%
Pebblebrook Hotel Trust , Senior Note , 1.75% , 12/15/26 .........
United States 26,000,000 22,483,819
Hotels, Restaurants & Leisure 2.5%
Booking Holdings, Inc. , Senior Note , 0.75% , 5/01/25 ...........
United States 19,000,000 28,414,346
Vail Resorts, Inc. , Senior Note , Zero Cpn., 1/01/26 ............
United States 48,000,000 43,650,000
72,064,346
Interactive Media & Services 2.1%
Snap, Inc. ,
Senior Note, Zero Cpn., 5/01/27 ........................ United States 41,000,000 29,930,000
Senior Note, 0.125%, 3/01/28 .......................... United States 43,000,000 29,777,500
59,707,500
IT Services 5.2%
Cloudflare, Inc. , Senior Note , Zero Cpn., 8/15/26 ..............
United States 66,200,000 54,946,000
Okta, Inc. , Senior Note , 0.125% , 9/01/25 ....................
United States 53,000,000 47,488,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
28
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
IT Services (continued)
Wix.com Ltd. ,
Senior Note, Zero Cpn., 7/01/23 ........................ Israel 34,800,000 $ 34,328,612
Senior Note, Zero Cpn., 8/15/25 ........................ Israel 15,400,000 13,451,900
150,214,512
Life Sciences Tools & Services 0.9%
Illumina, Inc. , Senior Note , Zero Cpn., 8/15/23 ................
United States 25,750,000 25,441,527
Media 5.3%
Cable One, Inc. ,
Senior Note, Zero Cpn., 3/15/26 ........................ United States 48,750,000 40,121,250
Senior Note, 1.125%, 3/15/28 .......................... United States 36,250,000 27,966,875
c
Liberty Broadband Corp. , Senior Bond , 144A, 3.125% , 3/31/53 ... United States 62,000,000 61,566,000
c
Liberty Media Corp. , Senior Note , 144A, 3.75% , 3/15/28 ........ United States 23,000,000 23,345,000
152,999,125
Metals & Mining 2.5%
c
Ivanhoe Mines Ltd. , Senior Note , 144A, 2.5% , 4/15/26 .......... Canada 55,000,000 73,122,500
Pharmaceuticals 3.6%
Jazz Investments I Ltd. ,
Senior Note, 1.5%, 8/15/24 ............................ United States 34,750,000 33,327,867
Senior Note, 2%, 6/15/26 ............................. United States 35,000,000 38,193,750
Revance Therapeutics, Inc. , Senior Note , 1.75% , 2/15/27 .......
United States 27,000,000 32,940,000
104,461,617
Professional Services 1.2%
Upwork, Inc. , 0.25% , 8/15/26 .............................
United States 44,000,000 34,892,000
Real Estate Management & Development 1.1%
Zillow Group, Inc. , Senior Note , 2.75% , 5/15/25 ...............
United States 31,500,000 32,130,000
Semiconductors & Semiconductor Equipment 4.8%
MACOM Technology Solutions Holdings, Inc. , Senior Note , 0.25% ,
3/15/26 ........................................... United States 31,000,000 29,914,290
Silicon Laboratories, Inc. , Senior Note , 0.625% , 6/15/25 ........
United States 49,000,000 58,988,142
Wolfspeed, Inc. ,
Senior Note, 0.25%, 2/15/28 ........................... United States 29,900,000 21,813,246
c
Senior Note, 144A, 1.875%, 12/01/29 .................... United States 35,000,000 26,022,500
136,738,178
Software 11.1%
BILL Holdings, Inc. ,
Zero Cpn., 4/01/27 .................................. United States 37,000,000 29,304,000
Senior Note, Zero Cpn., 12/01/25 ....................... United States 37,500,000 34,425,000
Blackline, Inc. , Senior Note , 0.125% , 8/01/24 .................
United States 9,500,000 9,612,301
Envestnet, Inc. ,
Senior Note, 1.75%, 6/01/23 ........................... United States 12,500,000 12,578,125
Senior Note, 0.75%, 8/15/25 ........................... United States 4,900,000 4,569,250
c
Senior Note, 144A, 2.625%, 12/01/27 .................... United States 47,500,000 52,060,000
Guidewire Software, Inc. , Senior Note , 1.25% , 3/15/25 .........
United States 44,000,000 42,526,000
HubSpot, Inc. , Senior Note , 0.375% , 6/01/25 .................
United States 37,500,000 58,331,250
Palo Alto Networks, Inc. , Senior Note , 0.75% , 7/01/23 ..........
United States 12,000,000 24,588,000
Splunk, Inc. , Senior Note , 1.125% , 9/15/25 ..................
United States 22,500,000 21,285,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Convertible Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
29
See Abbreviations on page 77 .
a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software (continued)
Workiva, Inc. , Senior Note , 1.125% , 8/15/26 .................
United States 22,000,000 $ 29,164,568
318,443,494
Specialty Retail 5.4%
Burlington Stores, Inc. , Senior Note , 2.25% , 4/15/25 ...........
United States 53,000,000 59,956,250
RealReal, Inc. (The) , Senior Note , 1% , 3/01/28 ...............
United States 30,000,000 11,907,000
RH , Senior Note , Zero Cpn., 9/15/24 .......................
United States 24,000,000 32,016,000
c
Wayfair, Inc. , Senior Note , 144A, 3.25% , 9/15/27 .............. United States 60,000,000 50,700,000
154,579,250
Total Convertible Bonds (Cost $2,436,352,176) ..................................
2,374,014,075
Total Long Term Investments (Cost $2,753,409,441) .............................
2,752,793,162
a
Short Term Investments 4.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 4.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 118,127,441 118,127,441
Total Money Market Funds (Cost $118,127,441) .................................
118,127,441
a a a
f
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 34,000 34,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $34,000) ...............................................................
34,000
Total Short Term Investments (Cost $118,161,441 ) ...............................
118,161,441
a
Total Investments (Cost $2,871,570,882) 99.9% ..................................
$2,870,954,603
Other Assets, less Liabilities 0.1% .............................................
2,940,466
Net Assets 100.0% ...........................................................
$2,873,895,069
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is on loan at April 30, 2023. See Note 1(f).
b
See Note 9 regarding holdings of 5% voting securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $572,995,260, representing 19.9% of net assets.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
f
See Note 1(f) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
30
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.35 $33.10 $24.22 $26.23 $24.86 $25.06
Income from investment operations
a
:
Net investment income
b
............. 0.29 0.49 0.44 0.49 0.46 0.42
Net realized and unrealized gains (losses) 1.15 (2.94) 9.26 (1.11) 2.49 0.58
Total from investment operations ........ 1.44 (2.45) 9.70 (0.62) 2.95 1.00
Less distributions from:
Net investment income .............. (0.35) (0.63) (0.60) (0.63) (0.58) (0.57)
Net realized gains ................. (0.90) (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ................... (1.25) (2.30) (0.82) (1.39) (1.58) (1.20)
Net asset value, end of period .......... $28.54 $28.35 $33.10 $24.22 $26.23 $24.86
Total return
c
....................... 5.20% (7.84)% 40.58% (2.43)% 12.73% 3.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.84% 0.83% 0.85% 0.86% 0.86% 0.85%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.83% 0.82% 0.85%
f
0.85% 0.85% 0.84%
Net investment income ............... 2.05% 1.64% 1.47% 1.98% 1.85% 1.66%
Supplemental data
Net assets, end of period (000’s) ........ $2,946,935 $2,841,036 $2,952,462 $1,953,985 $2,017,910 $1,752,181
Portfolio turnover rate ................ 14.97% 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
31
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.11 $32.83 $24.03 $26.01 $24.64 $24.86
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.26 0.22 0.30 0.28 0.26
Net realized and unrealized gains (losses) 1.14 (2.91) 9.17 (1.10) 2.47 0.53
Total from investment operations ........ 1.32 (2.65) 9.39 (0.80) 2.75 0.79
Less distributions from:
Net investment income .............. (0.24) (0.40) (0.37) (0.42) (0.38) (0.38)
Net realized gains ................. (0.90) (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ................... (1.14) (2.07) (0.59) (1.18) (1.38) (1.01)
Net asset value, end of period .......... $28.29 $28.11 $32.83 $24.03 $26.01 $24.64
Total return
c
....................... 4.81% (8.53)% 39.51% (3.19)% 11.91% 3.16%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.59% 1.58% 1.60% 1.61% 1.61% 1.60%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.58% 1.57% 1.60%
f
1.60% 1.60% 1.59%
Net investment income ............... 1.30% 0.89% 0.73% 1.23% 1.10% 0.91%
Supplemental data
Net assets, end of period (000’s) ........ $180,383 $181,548 $202,148 $161,707 $208,734 $204,402
Portfolio turnover rate ................ 14.97% 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
32
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.37 $33.12 $24.24 $26.23 $24.85 $25.05
Income from investment operations
a
:
Net investment income
b
............. 0.25 0.42 0.36 0.43 0.41 0.36
Net realized and unrealized gains (losses) 1.15 (2.94) 9.27 (1.10) 2.49 0.58
Total from investment operations ........ 1.40 (2.52) 9.63 (0.67) 2.90 0.94
Less distributions from:
Net investment income .............. (0.31) (0.56) (0.53) (0.56) (0.52) (0.51)
Net realized gains ................. (0.90) (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ................... (1.21) (2.23) (0.75) (1.32) (1.52) (1.14)
Net asset value, end of period .......... $28.56 $28.37 $33.12 $24.24 $26.23 $24.85
Total return
c
....................... 5.07% (8.07)% 40.22% (2.62)% 12.50% 3.75%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.08% 1.09% 1.08% 1.09% 1.08%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.08% 1.07% 1.09%
f
1.08%
f
1.08% 1.07%
Net investment income ............... 1.80% 1.40% 1.22% 1.75% 1.62% 1.43%
Supplemental data
Net assets, end of period (000’s) ........ $10,598 $9,580 $9,426 $5,795 $7,284 $6,750
Portfolio turnover rate ................ 14.97% 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
33
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.40 $33.17 $24.27 $26.29 $24.91 $25.11
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.59 0.54 0.57 0.54 0.50
Net realized and unrealized gains (losses) 1.16 (2.95) 9.27 (1.11) 2.50 0.59
Total from investment operations ........ 1.50 (2.36) 9.81 (0.54) 3.04 1.09
Less distributions from:
Net investment income .............. (0.40) (0.74) (0.69) (0.72) (0.66) (0.66)
Net realized gains ................. (0.90) (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ................... (1.30) (2.41) (0.91) (1.48) (1.66) (1.29)
Net asset value, end of period .......... $28.60 $28.40 $33.17 $24.27 $26.29 $24.91
Total return
c
....................... 5.37% (7.53)% 41.02% (2.07)% 13.12% 4.35%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.51% 0.51% 0.53% 0.52% 0.53% 0.52%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.50% 0.49% 0.51% 0.51% 0.51% 0.50%
Net investment income ............... 2.38% 1.97% 1.80% 2.32% 2.19% 2.00%
Supplemental data
Net assets, end of period (000’s) ........ $169,938 $159,953 $150,328 $97,565 $96,406 $81,171
Portfolio turnover rate ................ 14.97% 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
34
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $28.40 $33.16 $24.26 $26.27 $24.90 $25.10
Income from investment operations
a
:
Net investment income
b
............. 0.33 0.56 0.51 0.55 0.50 0.46
Net realized and unrealized gains (losses) 1.14 (2.94) 9.28 (1.11) 2.51 0.60
Total from investment operations ........ 1.47 (2.38) 9.79 (0.56) 3.01 1.06
Less distributions from:
Net investment income .............. (0.38) (0.71) (0.67) (0.69) (0.64) (0.63)
Net realized gains ................. (0.90) (1.67) (0.22) (0.76) (1.00) (0.63)
Total distributions ................... (1.28) (2.38) (0.89) (1.45) (1.64) (1.26)
Net asset value, end of period .......... $28.59 $28.40 $33.16 $24.26 $26.27 $24.90
Total return
c
....................... 5.32% (7.62)% 40.94% (2.18)% 13.04% 4.22%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.58% 0.60% 0.61% 0.61% 0.60%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.58% 0.57% 0.60%
f
0.60% 0.60% 0.59%
Net investment income ............... 2.31% 1.89% 1.70% 2.21% 2.10% 1.91%
Supplemental data
Net assets, end of period (000’s) ........ $377,877 $382,893 $378,891 $219,362 $173,739 $109,435
Portfolio turnover rate ................ 14.97% 25.41% 25.49% 26.90% 23.23% 28.40%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Equity Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
35
a a
Country Shares
a
Value
a a a a a a
Common Stocks 82.3%
Aerospace & Defense 3.6%
L3Harris Technologies, Inc. .............................. United States 85,000 $ 16,587,750
Lockheed Martin Corp. ................................. United States 16,700 7,756,315
Raytheon Technologies Corp. ............................ United States 1,085,000 108,391,500
132,735,565
Air Freight & Logistics 2.5%
United Parcel Service, Inc., B ............................ United States 501,500 90,174,715
Banks 7.0%
Bank of America Corp. ................................. United States 2,565,000 75,103,200
JPMorgan Chase & Co. ................................. United States 1,077,500 148,953,600
Truist Financial Corp. .................................. United States 1,000,000 32,580,000
256,636,800
Beverages 3.8%
Coca-Cola Co. (The) ................................... United States 906,000 58,119,900
PepsiCo, Inc. ........................................ United States 430,000 82,082,700
140,202,600
Capital Markets 6.3%
Ares Management Corp. ................................ United States 665,000 58,247,350
BlackRock, Inc. ....................................... United States 74,000 49,668,800
Morgan Stanley ....................................... United States 1,382,500 124,383,525
232,299,675
Chemicals 1.4%
BASF SE ........................................... Germany 620,000 32,071,873
Huntsman Corp. ...................................... United States 715,000 19,154,850
51,226,723
Commercial Services & Supplies 0.2%
Republic Services, Inc. ................................. United States 50,000 7,231,000
Communications Equipment 2.1%
Cisco Systems, Inc. ................................... United States 1,630,000 77,017,500
Consumer Finance 0.4%
American Express Co. ................................. United States 98,000 15,811,320
Consumer Staples Distribution & Retail 2.7%
Target Corp. ......................................... United States 317,000 50,006,750
Walmart, Inc. ........................................ United States 335,000 50,574,950
100,581,700
Diversified Telecommunication Services 0.3%
TELUS Corp. ........................................ Canada 459,000 9,731,640
Electric Utilities 5.4%
Duke Energy Corp. .................................... United States 945,000 93,441,600
Entergy Corp. ........................................ United States 155,000 16,674,900
Evergy, Inc. .......................................... United States 475,000 29,502,250
NextEra Energy, Inc. ................................... United States 775,500 59,426,565
199,045,315
Electrical Equipment 1.7%
Eaton Corp. plc ....................................... United States 295,000 49,300,400
Emerson Electric Co. .................................. United States 160,000 13,321,600
62,622,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
36
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 1.9%
Apollo Global Management, Inc. .......................... United States 1,090,000 $ 69,095,100
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 502,500 38,551,800
Ground Transportation 1.1%
Norfolk Southern Corp. ................................. United States 195,500 39,692,365
Health Care Equipment & Supplies 2.3%
Medtronic plc ........................................ United States 950,000 86,402,500
Health Care Providers & Services 3.9%
HCA Healthcare, Inc. ................................... United States 269,000 77,291,770
UnitedHealth Group, Inc. ................................ United States 131,500 64,709,835
142,001,605
Health Care REITs 0.9%
Healthpeak Properties, Inc. .............................. United States 1,430,000 31,417,100
Hotels, Restaurants & Leisure 1.2%
McDonald's Corp. ..................................... United States 153,500 45,397,625
Household Products 3.0%
Procter & Gamble Co. (The) ............................. United States 710,000 111,029,800
Industrial REITs 0.1%
Prologis, Inc. ......................................... United States 30,000 3,757,500
Insurance 0.2%
Arthur J Gallagher & Co. ................................ United States 35,000 7,282,100
Life Sciences Tools & Services 1.9%
Danaher Corp. ....................................... United States 110,000 26,060,100
Thermo Fisher Scientific, Inc. ............................ United States 80,500 44,669,450
70,729,550
Machinery 0.9%
Caterpillar, Inc. ....................................... United States 66,500 14,550,200
Illinois Tool Works, Inc. ................................. United States 80,000 19,355,200
33,905,400
Media 1.1%
Comcast Corp., A ..................................... United States 967,500 40,025,475
Oil, Gas & Consumable Fuels 9.7%
Canadian Natural Resources Ltd. ......................... Canada 410,000 24,997,700
Chevron Corp. ....................................... United States 795,000 134,021,100
EOG Resources, Inc. .................................. United States 610,000 72,876,700
Shell plc, ADR ........................................ Netherlands 1,210,000 74,995,800
Suncor Energy, Inc. .................................... Canada 1,560,000 48,859,200
355,750,500
Pharmaceuticals 6.5%
AstraZeneca plc, ADR .................................. United Kingdom 610,000 44,664,200
Bristol-Myers Squibb Co. ................................ United States 420,000 28,043,400
Johnson & Johnson ................................... United States 830,000 135,871,000
Pfizer, Inc. ........................................... United States 830,000 32,278,700
240,857,300

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
37
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Residential REITs 1.2%
Mid-America Apartment Communities, Inc. .................. United States 290,000 $ 44,602,000
Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc. ....................................... United States 136,500 85,517,250
Texas Instruments, Inc. ................................. United States 175,000 29,260,000
114,777,250
Software 2.6%
Oracle Corp. ......................................... United States 1,012,500 95,904,000
Specialized REITs 0.1%
Public Storage ....................................... United States 14,000 4,127,620
Specialty Retail 1.5%
Lowe's Cos., Inc. ...................................... United States 137,500 28,576,625
Tractor Supply Co. .................................... United States 115,000 27,416,000
55,992,625
Water Utilities 0.7%
Essential Utilities, Inc. .................................. United States 641,294 27,383,254
Total Common Stocks (Cost $2,171,217,841) ....................................
3,033,999,022
a
Equity-Linked Securities 10.0%
Banks 0.6%
b
UBS AG into Bank of America Corp., 144A, 7%, 11/22/23 ....... United States 677,000 20,811,810
Broadline Retail 0.8%
b
Citigroup Global Markets Holdings, Inc. into Amazon.com, Inc., 144A,
6.25%, 5/12/23 ..................................... United States 13,000 27,984,459
Chemicals 1.5%
b,c
Citigroup Global Markets Holdings, Inc. into Huntsman Corp., 144A,
8%, 5/09/24 ........................................ United States 894,000 23,865,189
b
Royal Bank of Canada into Linde plc, 144A, 6.5%, 11/29/23 ...... United States 83,500 30,779,833
54,645,022
Consumer Finance 0.7%
b
BofA Finance LLC into American Express Co., 144A, 7.25%, 2/12/24 United States 160,000 25,922,493
Electrical Equipment 0.7%
b
Royal Bank of Canada into Eaton Corp. plc, 144A, 6.25%, 9/15/23 United States 169,100 27,223,155
Health Care Providers & Services 0.8%
b
Royal Bank of Canada into HCA Healthcare, Inc., 144A, 7.25%,
8/09/23 ........................................... United States 112,700 27,916,808
Industrial REITs 0.6%
b
Barclays Bank plc into Prologis, Inc., 144A, 7.5%, 12/29/23 ...... United States 191,800 23,607,872
Interactive Media & Services 0.8%
b
Goldman Sachs International Bank into Alphabet, Inc., 144A, 6.25%,
3/28/24 ........................................... United States 279,500 29,839,078
Life Sciences Tools & Services 1.5%
b
Goldman Sachs International Bank into Thermo Fisher Scientific,
Inc., 144A, 6.25%, 9/25/23 ............................. United States 44,500 25,021,792
b
Merrill Lynch International & Co. CV into Danaher Corp., 144A, 5.5%,
4/30/24 ........................................... United States 120,000 28,807,562
53,829,354

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Equity Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
38
a a
Country Shares
a
Value
a a a a a a
a
Equity-Linked Securities
(continued)
Machinery 0.7%
b
Citigroup Global Markets Holdings, Inc. into Caterpillar, Inc., 144A,
8.5%, 10/17/23 ..................................... United States 123,500 $ 25,039,368
Oil, Gas & Consumable Fuels 0.7%
b
BNP Paribas Issuance BV into Canadian Natural Resources Ltd.,
144A, 9.5%, 1/12/24 ................................. Canada 452,000 27,441,122
Specialty Retail 0.6%
b
Citigroup Global Markets Holdings, Inc. into Tractor Supply Co.,
144A, 7.25%, 6/09/23 ................................. United States 102,500 22,658,379
Total Equity-Linked Securities (Cost $354,306,110) ..............................
366,918,920
Convertible Preferred Stocks 4.7%
Capital Markets 1.1%
KKR Group Co., Inc., 6%, C ............................. United States 630,000 40,238,100
Electric Utilities 0.8%
NextEra Energy, Inc., 6.926% ............................ United States 665,000 31,481,100
Health Care Equipment & Supplies 2.8%
Becton Dickinson & Co., 6%, B ........................... United States 600,000 30,336,000
Boston Scientific Corp., 5.5%, A .......................... United States 572,500 71,980,425
102,316,425
Total Convertible Preferred Stocks (Cost $175,319,067) ..........................
174,035,625
Total Long Term Investments (Cost $2,700,843,018) .............................
3,574,953,567
a
Short Term Investments 3.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.1%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 115,563,792 115,563,792
Total Money Market Funds (Cost $115,563,792) .................................
115,563,792
Total Short Term Investments (Cost $115,563,792 ) ...............................
115,563,792
a
Total Investments (Cost $2,816,406,810) 100.1% ................................
$3,690,517,359
Other Assets, less Liabilities (0.1)% ...........................................
(4,786,330)
Net Assets 100.0% ...........................................................
$3,685,731,029
See Abbreviations on page 77 .
a
See Note 1(e) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $366,918,920, representing 10.0% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
39
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $13.83 $11.73 $12.80 $11.89 $12.36
Income from investment operations
a
:
Net investment income
b
............. 0.22 0.35 0.30 0.31 0.29 0.27
Net realized and unrealized gains (losses) 0.62 (1.46) 2.36 (0.44) 1.17 (0.16)
Total from investment operations ........ 0.84 (1.11) 2.66 (0.13) 1.46 0.11
Less distributions from:
Net investment income .............. (0.27) (0.50) (0.47) (0.46) (0.41) (0.38)
Net realized gains ................. — (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ................... (0.27) (0.99) (0.56) (0.94) (0.55) (0.58)
Net asset value, end of period .......... $12.30 $11.73 $13.83 $11.73 $12.80 $11.89
Total return
c
....................... 7.19% (8.52)% 23.01% (1.06)% 12.64% 0.89%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.91% 0.91% 0.92% 0.93% 0.96% 1.02%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.90% 0.90% 0.91% 0.91% 0.94% 1.01%
Net investment income ............... 3.64% 2.72% 2.27% 2.55% 2.36% 2.22%
Supplemental data
Net assets, end of period (000’s) ........ $3,222,995 $3,102,045 $3,523,379 $2,860,390 $2,966,899 $2,586,246
Portfolio turnover rate ................ 45.35% 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
40
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.61 $13.68 $11.61 $12.67 $11.78 $12.25
Income from investment operations
a
:
Net investment income
b
............. 0.17 0.25 0.20 0.22 0.20 0.19
Net realized and unrealized gains (losses) 0.61 (1.43) 2.34 (0.43) 1.15 (0.17)
Total from investment operations ........ 0.78 (1.18) 2.54 (0.21) 1.35 0.02
Less distributions from:
Net investment income .............. (0.22) (0.40) (0.38) (0.37) (0.32) (0.29)
Net realized gains ................. — (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ................... (0.22) (0.89) (0.47) (0.85) (0.46) (0.49)
Net asset value, end of period .......... $12.17 $11.61 $13.68 $11.61 $12.67 $11.78
Total return
c
....................... 6.74% (9.15)% 22.07% (1.79)% 11.79% 0.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.66% 1.66% 1.66% 1.68% 1.71% 1.76%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.65% 1.65% 1.65% 1.66% 1.69% 1.75%
Net investment income ............... 2.89% 1.94% 1.54% 1.84% 1.61% 1.48%
Supplemental data
Net assets, end of period (000’s) ........ $150,556 $168,085 $259,206 $341,521 $491,751 $493,762
Portfolio turnover rate ................ 45.35% 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
41
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.77 $13.88 $11.76 $12.84 $11.92 $12.39
Income from investment operations
a
:
Net investment income
b
............. 0.21 0.32 0.27 0.28 0.26 0.26
Net realized and unrealized gains (losses) 0.61 (1.47) 2.38 (0.45) 1.18 (0.18)
Total from investment operations ........ 0.82 (1.15) 2.65 (0.17) 1.44 0.08
Less distributions from:
Net investment income .............. (0.25) (0.47) (0.44) (0.43) (0.38) (0.35)
Net realized gains ................. — (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ................... (0.25) (0.96) (0.53) (0.91) (0.52) (0.55)
Net asset value, end of period .......... $12.34 $11.77 $13.88 $11.76 $12.84 $11.92
Total return
c
....................... 7.03% (8.79)% 22.84% (1.38)% 12.43% 0.63%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.16% 1.16% 1.16% 1.18% 1.21% 1.27%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.15% 1.15% 1.15% 1.16% 1.19% 1.26%
Net investment income ............... 3.39% 2.47% 2.03% 2.33% 2.11% 1.97%
Supplemental data
Net assets, end of period (000’s) ........ $3,360 $2,976 $3,435 $3,093 $4,081 $3,371
Portfolio turnover rate ................ 45.35% 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
42
`
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.77 $13.88 $11.76 $12.85 $11.93 $12.39
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.39 0.34 0.35 0.33 0.31
Net realized and unrealized gains (losses) 0.62 (1.46) 2.39 (0.45) 1.18 (0.14)
Total from investment operations ........ 0.86 (1.07) 2.73 (0.10) 1.51 0.17
Less distributions from:
Net investment income .............. (0.29) (0.55) (0.52) (0.51) (0.45) (0.43)
Net realized gains ................. — (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ................... (0.29) (1.04) (0.61) (0.99) (0.59) (0.63)
Net asset value, end of period .......... $12.34 $11.77 $13.88 $11.76 $12.85 $11.93
Total return
c
....................... 7.35% (8.23)% 23.52% (0.86)% 13.14% 1.23%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.60% 0.60% 0.60% 0.63% 0.68%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.58% 0.59% 0.59% 0.58% 0.61% 0.66%
Net investment income ............... 3.96% 3.05% 2.59% 2.87% 2.69% 2.56%
Supplemental data
Net assets, end of period (000’s) ........ $189,917 $169,511 $184,084 $155,563 $159,877 $138,923
Portfolio turnover rate ................ 45.35% 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
43
a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.76 $13.87 $11.76 $12.84 $11.92 $12.39
Income from investment operations
a
:
Net investment income
b
............. 0.24 0.38 0.34 0.34 0.32 0.30
Net realized and unrealized gains (losses) 0.63 (1.46) 2.37 (0.44) 1.18 (0.16)
Total from investment operations ........ 0.87 (1.08) 2.71 (0.10) 1.50 0.14
Less distributions from:
Net investment income .............. (0.29) (0.54) (0.51) (0.50) (0.44) (0.41)
Net realized gains ................. — (0.49) (0.09) (0.48) (0.14) (0.20)
Total distributions ................... (0.29) (1.03) (0.60) (0.98) (0.58) (0.61)
Net asset value, end of period .......... $12.34 $11.76 $13.87 $11.76 $12.84 $11.92
Total return
c
....................... 7.40% (8.31)% 23.34% (0.86)% 12.96% 1.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.66% 0.66% 0.67% 0.68% 0.71% 0.77%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.65% 0.65% 0.66% 0.66% 0.69% 0.76%
Net investment income ............... 3.89% 2.98% 2.52% 2.79% 2.61% 2.47%
Supplemental data
Net assets, end of period (000’s) ........ $228,392 $203,346 $228,617 $166,947 $180,882 $124,265
Portfolio turnover rate ................ 45.35% 75.02% 39.64% 64.69% 53.02% 63.64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Managed Income Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
44
a a
Country Shares
a
Value
a a a a a a
Common Stocks 27.9%
Aerospace & Defense 1.3%
Lockheed Martin Corp. ................................. United States 75,000 $ 34,833,750
Raytheon Technologies Corp. ............................ United States 155,000 15,484,500
50,318,250
Air Freight & Logistics 0.5%
United Parcel Service, Inc., B ............................ United States 100,000 17,981,000
Banks 4.4%
a
Bank of America Corp. ................................. United States 1,450,000 42,456,000
Citigroup, Inc. ........................................ United States 550,000 25,888,500
JPMorgan Chase & Co. ................................. United States 440,000 60,825,600
Truist Financial Corp. .................................. United States 500,000 16,290,000
US Bancorp ......................................... United States 650,000 22,282,000
167,742,100
Beverages 0.5%
Coca-Cola Co. (The) ................................... United States 300,000 19,245,000
Biotechnology 0.9%
a
AbbVie, Inc. ......................................... United States 125,000 18,890,000
Amgen, Inc. ......................................... United States 60,000 14,384,400
33,274,400
Capital Markets 1.4%
Morgan Stanley ....................................... United States 600,000 53,982,000
Chemicals 0.3%
Air Products and Chemicals, Inc. .......................... United States 43,000 12,657,480
Communications Equipment 0.5%
a
Cisco Systems, Inc. ................................... United States 400,000 18,900,000
Consumer Staples Distribution & Retail 0.4%
Target Corp. ......................................... United States 100,000 15,775,000
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc. ............................ United States 700,000 27,181,000
Electric Utilities 2.7%
a
American Electric Power Co., Inc. ......................... United States 160,000 14,787,200
Duke Energy Corp. .................................... United States 250,000 24,720,000
Edison International ................................... United States 350,000 25,760,000
a
Southern Co. (The) .................................... United States 500,000 36,775,000
102,042,200
Ground Transportation 0.8%
a
Union Pacific Corp. .................................... United States 150,000 29,355,000
Health Care Providers & Services 0.8%
CVS Health Corp. ..................................... United States 400,000 29,324,000
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 200,000 31,276,000
Industrial Conglomerates 0.5%
Honeywell International, Inc. ............................. United States 100,000 19,984,000
Media 0.5%
Comcast Corp., A ..................................... United States 425,000 17,582,250
Metals & Mining 0.7%
Rio Tinto plc, ADR ..................................... Australia 400,000 25,596,000
Multi-Utilities 1.7%
Dominion Energy, Inc. .................................. United States 500,000 28,570,000

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
45
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities (continued)
DTE Energy Co. ...................................... United States 150,000 $ 16,861,500
Sempra Energy ....................................... United States 125,000 19,436,250
64,867,750
Oil, Gas & Consumable Fuels 2.9%
a
Chevron Corp. ....................................... United States 450,000 75,861,000
Exxon Mobil Corp. ..................................... United States 300,000 35,502,000
111,363,000
Pharmaceuticals 1.3%
Johnson & Johnson ................................... United States 150,000 24,555,000
Pfizer, Inc. ........................................... United States 600,000 23,334,000
47,889,000
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc. ....................................... United States 62,000 38,843,000
Texas Instruments, Inc. ................................. United States 350,000 58,520,000
97,363,000
Specialty Retail 1.2%
Home Depot, Inc. (The) ................................. United States 150,000 45,081,000
Tobacco 0.5%
Philip Morris International, Inc. ........................... United States 200,000 19,994,000
Total Common Stocks (Cost $861,367,439) .....................................
1,058,773,430
Management Investment Companies 1.7%
Capital Markets 1.7%
b
Franklin Systematic Style Premia ETF ...................... United States 840,000 18,068,400
b,c
Franklin U.S. Low Volatility ETF ........................... United States 840,000 40,108,320
b
Western Asset Diversified Income Fund ..................... United States 500,905 6,682,073
64,858,793
Total Management Investment Companies (Cost $59,370,544) ....................
64,858,793
d
Equity-Linked Securities 9.1%
Aerospace & Defense 1.1%
e
Citigroup Global Markets Holdings, Inc. into Northrop Grumman
Corp., 144A, 7.5%, 10/06/23 ........................... United States 45,000 21,219,710
e
Merrill Lynch International & Co. CV into Raytheon Technologies
Corp., 144A, 7.5%, 5/08/24 ............................ United States 200,000 20,166,671
41,386,381
Automobiles 0.2%
e
Barclays Bank plc into Ford Motor Co., 144A, 12%, 2/09/24 ...... United States 725,000 9,063,665
Banks 1.4%
e
Barclays Bank plc into JPMorgan Chase & Co., 144A, 8%, 9/08/23 United States 275,000 37,113,739
e
JPMorgan Chase Bank NA into Bank of America Corp., 144A, 9%,
2/02/24 ........................................... United States 450,000 14,007,834
51,121,573
Biotechnology 0.5%
e
BNP Paribas Issuance BV into AbbVie, Inc., 144A, 8%, 3/12/24 ... United States 130,000 20,234,052

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
46
a a
Country Shares
a
Value
a a a a a a
d
Equity-Linked Securities
(continued)
Containers & Packaging 0.4%
e
Mizuho Markets Cayman LP into International Paper Co., 144A,
10.5%, 12/15/23 ..................................... United States 400,000 $ 13,738,384
Electric Utilities 0.5%
e
Mizuho Markets Cayman LP into NextEra Energy, Inc., 144A, 8%,
3/19/24 ........................................... United States 275,000 20,576,707
Ground Transportation 0.5%
e
UBS AG into Union Pacific Corp., 144A, 8%, 3/13/24 ........... United States 100,000 19,769,390
Machinery 0.3%
e
National Bank of Canada into Cummins, Inc., 144A, 8.5%, 2/13/24 United States 45,000 10,978,438
Media 0.1%
e
BNP Paribas Issuance BV into Comcast Corp., 144A, 8.5%, 8/10/23 United States 100,000 4,269,986
Oil, Gas & Consumable Fuels 0.3%
e
Citigroup Global Markets Holdings, Inc. into Exxon Mobil Corp.,
144A, 9.5%, 2/22/24 ................................. United States 100,000 11,898,725
Pharmaceuticals 0.6%
e
Mizuho Markets Cayman LP into Bristol-Myers Squibb Co., 144A,
8.5%, 12/04/23 ..................................... United States 300,000 21,086,525
Semiconductors & Semiconductor Equipment 1.9%
e
Mizuho Markets Cayman LP into Microchip Technology, Inc., 144A,
10%, 6/26/23 ....................................... United States 629,300 46,512,397
e
Royal Bank of Canada into Analog Devices, Inc., 144A, 10%, 5/19/23 United States 145,000 25,650,748
72,163,145
Software 1.3%
e
Mizuho Markets Cayman LP into Workday, Inc., 144A, 10%, 8/03/23 United States 289,000 49,273,604
Total Equity-Linked Securities (Cost $334,196,100) ..............................
345,560,575
Convertible Preferred Stocks 0.3%
Electric Utilities 0.3%
American Electric Power Co., Inc., 6.125% .................. United States 200,000 10,168,000
Total Convertible Preferred Stocks (Cost $10,637,061) ...........................
10,168,000
Principal
Amount
*
Corporate Bonds 52.7%
Aerospace & Defense 0.9%
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 ............................ United States 15,000,000 13,743,577
Senior Note, 5.04%, 5/01/27 ........................... United States 5,000,000 5,026,248
Senior Note, 5.15%, 5/01/30 ........................... United States 15,000,000 15,122,306
33,892,131
Automobile Components 0.2%
Goodyear Tire & Rubber Co. (The) , Senior Note , 5.25% , 7/15/31 ..
United States 7,500,000 6,475,500
Automobiles 0.8%
Ford Motor Co. , Senior Bond , 6.1% , 8/19/32 .................
United States 15,000,000 14,319,163
General Motors Co. , Senior Bond , 5.6% , 10/15/32 .............
United States 15,000,000 14,706,170
29,025,333
Banks 4.4%
Bank of America Corp. ,
Senior Bond, 3.419% to 12/19/27, FRN thereafter, 12/20/28 ... United States 10,000,000 9,291,214

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
47
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Bank of America Corp., (continued)
Senior Bond, 4.571% to 4/26/32, FRN thereafter, 4/27/33 ..... United States 15,000,000 $ 14,319,423
L, Sub. Bond, 4.183%, 11/25/27 ........................ United States 10,000,000 9,654,213
Barclays plc ,
Senior Bond, 4.337%, 1/10/28 .......................... United Kingdom 15,000,000 14,479,543
Senior Bond, 5.746% to 8/08/32, FRN thereafter, 8/09/33 ..... United Kingdom 10,000,000 9,850,013
Senior Note, 7.385% to 11/01/27, FRN thereafter, 11/02/28 .... United Kingdom 15,000,000 15,986,209
Citigroup, Inc. ,
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ..... United States 20,000,000 18,945,388
Senior Bond, 6.27% to 11/16/32, FRN thereafter, 11/17/33 ..... United States 10,000,000 10,819,865
PNC Financial Services Group, Inc. (The) , Senior Bond , 6.037% to
10/27/32, FRN thereafter , 10/28/33 ....................... United States 10,000,000 10,478,479
Truist Bank , Sub. Bond , 2.636% to 9/16/24, FRN thereafter , 9/17/29
United States 10,000,000 9,375,059
Truist Financial Corp. , Senior Bond , 6.123% to 10/27/32, FRN
thereafter , 10/28/33 .................................. United States 10,000,000 10,409,499
US Bancorp ,
Senior Bond, 5.85% to 10/20/32, FRN thereafter, 10/21/33 .... United States 10,000,000 10,302,240
Senior Note, 4.548% to 7/21/27, FRN thereafter, 7/22/28 ...... United States 10,000,000 9,729,321
Wells Fargo & Co. , Senior Bond , 4.478% to 4/03/30, FRN thereafter ,
4/04/31 ........................................... United States 15,000,000 14,450,085
168,090,551
Biotechnology 1.1%
AbbVie, Inc. ,
Senior Bond, 4.55%, 3/15/35 ........................... United States 15,000,000 14,699,228
Senior Bond, 4.5%, 5/14/35 ............................ United States 10,000,000 9,737,089
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 ...................
United States 15,000,000 15,439,667
39,875,984
Broadline Retail 0.3%
Amazon.com, Inc. , Senior Bond , 3.6% , 4/13/32 ...............
United States 10,000,000 9,512,605
Capital Markets 1.6%
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.615% to 4/21/31, FRN thereafter, 4/22/32 ..... United States 10,000,000 8,351,166
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 15,000,000 12,488,923
Morgan Stanley ,
Senior Bond, 2.699% to 1/21/30, FRN thereafter, 1/22/31 ..... United States 10,000,000 8,636,106
Senior Bond, 6.342% to 10/17/32, FRN thereafter, 10/18/33 ... United States 15,000,000 16,320,316
Sub. Bond, 4.35%, 9/08/26 ............................ United States 15,000,000 14,682,083
60,478,594
Chemicals 2.4%
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 20,000,000 20,275,696
CF Industries, Inc. , Senior Bond , 5.15% , 3/15/34 ..............
United States 12,500,000 12,161,955
Dow Chemical Co. (The) , Senior Bond , 6.3% , 3/15/33 ..........
United States 10,000,000 11,004,368
DuPont de Nemours, Inc. , Senior Note , 4.493% , 11/15/25 .......
United States 10,000,000 9,976,069
Huntsman International LLC , Senior Bond , 4.5% , 5/01/29 .......
United States 20,000,000 18,812,046
e
International Flavors & Fragrances, Inc. , Senior Bond , 144A, 2.3% ,
11/01/30 .......................................... United States 10,000,000 8,133,614
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 10,000,000 9,013,255
89,377,003
Communications Equipment 0.2%
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 10,000,000 9,413,128

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
48
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 2.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 20,000,000 $ 16,093,181
Capital One Financial Corp. ,
Senior Bond, 2.618% to 11/01/31, FRN thereafter, 11/02/32 .... United States 10,000,000 7,768,011
Senior Bond, 5.268% to 5/09/32, FRN thereafter, 5/10/33 ..... United States 10,000,000 9,546,601
Senior Note, 3.273% to 2/28/29, FRN thereafter, 3/01/30 ...... United States 15,000,000 13,020,196
Ford Motor Credit Co. LLC ,
Senior Note, 7.35%, 11/04/27 .......................... United States 15,000,000 15,462,030
Senior Note, 3.625%, 6/17/31 .......................... United States 15,000,000 12,383,705
General Motors Financial Co., Inc. ,
Senior Bond, 6.4%, 1/09/33 ............................ United States 10,000,000 10,290,216
Senior Note, 4.3%, 4/06/29 ............................ United States 20,000,000 18,653,042
103,216,982
Consumer Staples Distribution & Retail 0.3%
Target Corp. , Senior Bond , 4.5% , 9/15/32 ...................
United States 10,000,000 10,077,224
Containers & Packaging 1.1%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Note , 144A, 5.25% , 8/15/27 ............................ United States 25,000,000 21,408,984
e
Mauser Packaging Solutions Holding Co. , Secured Note , 144A,
9.25% , 4/15/27 ..................................... United States 20,000,000 19,003,374
40,412,358
Diversified REITs 0.5%
e
VICI Properties LP / VICI Note Co., Inc. , Senior Bond , 144A, 4.625% ,
12/01/29 .......................................... United States 20,000,000 18,599,392
Diversified Telecommunication Services 0.5%
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ....
United States 25,000,000 20,532,149
Electric Utilities 2.7%
Edison International , Senior Note , 6.95% , 11/15/29 ............
United States 20,000,000 21,740,820
Pacific Gas and Electric Co. ,
Senior Bond, 4.55%, 7/01/30 ........................... United States 25,000,000 23,252,549
Senior Bond, 6.15%, 1/15/33 ........................... United States 10,000,000 10,155,863
Southern Co. (The) , Senior Bond , 5.7% , 10/15/32 .............
United States 15,000,000 15,851,890
e
Vistra Operations Co. LLC , Senior Secured Bond , 144A, 4.3% ,
7/15/29 ........................................... United States 36,000,000 33,266,538
104,267,660
Electrical Equipment 0.5%
e
Regal Rexnord Corp. , Senior Note , 144A, 6.05% , 4/15/28 ....... United States 20,000,000 20,206,391
Electronic Equipment, Instruments & Components 1.2%
Flex Ltd. ,
Senior Bond, 4.875%, 5/12/30 .......................... United States 20,000,000 19,496,571
Senior Note, 6%, 1/15/28 ............................. United States 10,000,000 10,221,571
Jabil, Inc. , Senior Bond , 3% , 1/15/31 .......................
United States 20,000,000 17,068,517
46,786,659
Entertainment 0.5%
e
Warnermedia Holdings, Inc. , Senior Bond , 144A, 4.279% , 3/15/32 . United States 20,000,000 17,777,317
Financial Services 0.5%
Fiserv, Inc. , Senior Bond , 3.5% , 7/01/29 ....................
United States 20,000,000 18,636,544
Food Products 1.5%
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Bond, 144A, 5.5%, 1/15/30 ....................... United States 5,000,000 4,779,825

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
49
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.,
(continued)
Senior Bond, 144A, 3.75%, 12/01/31 ..................... United States 5,000,000 $ 4,167,769
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 20,000,000 16,809,600
Pilgrim's Pride Corp. , Senior Note , 4.25% , 4/15/31 ............
United States 21,000,000 18,285,979
e
Post Holdings, Inc. , Senior Bond , 144A, 5.5% , 12/15/29 ........ United States 15,000,000 14,280,622
58,323,795
Ground Transportation 1.1%
e
Ashtead Capital, Inc. , Senior Bond , 144A, 5.5% , 8/11/32 ........ United Kingdom 25,000,000 24,731,220
Union Pacific Corp. , Senior Bond , 4.5% , 1/20/33 ..............
United States 15,000,000 15,115,568
39,846,788
Health Care Equipment & Supplies 1.3%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 9,700,000 9,711,807
e
GE HealthCare Technologies, Inc. , Senior Bond , 144A, 5.905% ,
11/22/32 .......................................... United States 15,000,000 16,066,009
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,000,000 8,659,481
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 15,000,000 13,137,798
47,575,095
Health Care Providers & Services 5.4%
Centene Corp. , Senior Note , 4.625% , 12/15/29 ...............
United States 25,000,000 23,585,000
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 20,000,000 14,252,428
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 40,000,000 39,696,468
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 10,000,000 9,919,642
CVS Health Corp. ,
Senior Bond, 3.25%, 8/15/29 ........................... United States 15,000,000 13,825,463
Senior Bond, 3.75%, 4/01/30 ........................... United States 10,000,000 9,370,523
e
DaVita, Inc. ,
Senior Bond, 144A, 3.75%, 2/15/31 ...................... United States 10,500,000 8,464,828
Senior Note, 144A, 4.625%, 6/01/30 ..................... United States 16,000,000 13,951,504
e
Fresenius Medical Care US Finance III, Inc. , Senior Bond , 144A, 3% ,
12/01/31 .......................................... Germany 20,000,000 15,797,964
HCA, Inc. ,
Senior Bond, 4.125%, 6/15/29 .......................... United States 10,000,000 9,485,662
e
Senior Bond, 144A, 3.625%, 3/15/32 ..................... United States 15,000,000 13,296,001
Humana, Inc. , Senior Bond , 5.875% , 3/01/33 .................
United States 15,000,000 16,164,631
Tenet Healthcare Corp. ,
Senior Note, 6.125%, 10/01/28 ......................... United States 10,000,000 9,714,083
Senior Secured Note, 4.375%, 1/15/30 ................... United States 10,000,000 9,200,538
206,724,735
Hotels, Restaurants & Leisure 1.7%
Expedia Group, Inc. ,
Senior Bond, 3.8%, 2/15/28 ............................ United States 15,000,000 14,168,628
c
Senior Note, 5%, 2/15/26 ............................. United States 10,000,000 10,005,011
e
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 ... United States 10,000,000 9,516,900
Starbucks Corp. , Senior Bond , 3% , 2/14/32 ..................
United States 10,000,000 8,934,002
e
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. ,
Senior Bond, 144A, 5.5%, 3/01/25 ....................... United States 4,000,000 3,949,318
Senior Bond, 144A, 5.25%, 5/15/27 ...................... United States 20,000,000 19,258,088
65,831,947

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
50
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables 0.3%
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .......
United States 10,000,000 $ 9,586,178
Insurance 1.2%
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 ...........
United States 31,000,000 25,419,057
e
Five Corners Funding Trust III , Senior Note , 144A, 5.791% , 2/15/33 United States 10,000,000 10,238,418
MetLife, Inc. , Junior Sub. Bond , 6.4% , 12/15/36 ...............
United States 10,000,000 10,042,650
45,700,125
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Note , 3.85% , 8/15/32 .............
United States 10,000,000 9,446,486
Metals & Mining 2.5%
e
Alcoa Nederland Holding BV , Senior Note , 144A, 4.125% , 3/31/29 . United States 15,000,000 13,637,248
ArcelorMittal SA ,
c
Senior Bond, 4.25%, 7/16/29 ........................... Luxembourg 7,700,000 7,350,585
Senior Note, 6.55%, 11/29/27 .......................... Luxembourg 25,000,000 26,131,271
e
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.875% ,
4/15/30 ........................................... Australia 15,000,000 14,561,229
Freeport-McMoRan, Inc. ,
Senior Bond, 4.625%, 8/01/30 .......................... United States 15,000,000 14,309,922
Senior Note, 4.125%, 3/01/28 .......................... United States 5,000,000 4,726,725
e
Glencore Funding LLC , Senior Bond , 144A, 4.875% , 3/12/29 ..... Australia 15,000,000 14,873,664
95,590,644
Multi-Utilities 0.4%
Dominion Energy, Inc. , A , Senior Note , 4.35% , 8/15/32 .........
United States 15,000,000 14,459,461
Oil, Gas & Consumable Fuels 2.4%
BP Capital Markets America, Inc. , Senior Bond , 3.633% , 4/06/30 ..
United States 10,000,000 9,585,768
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 15,000,000 15,428,529
Cheniere Corpus Christi Holdings LLC , Senior Secured Note , 3.7% ,
11/15/29 .......................................... United States 10,000,000 9,364,931
Energy Transfer LP , Senior Bond , 5.75% , 2/15/33 .............
United States 15,000,000 15,312,870
Occidental Petroleum Corp. , Senior Note , 6.375% , 9/01/28 ......
United States 10,000,000 10,439,633
Williams Cos., Inc. (The) ,
Senior Bond, 4.65%, 8/15/32 ........................... United States 20,000,000 19,417,144
Senior Bond, 5.65%, 3/15/33 ........................... United States 10,000,000 10,367,218
89,916,093
Passenger Airlines 1.0%
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 25,000,000 24,291,866
e
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 12,750,000 12,744,905
37,036,771
Personal Care Products 0.6%
Haleon US Capital LLC , Senior Note , 3.625% , 3/24/32 .........
United States 25,000,000 22,966,524
Pharmaceuticals 2.1%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 5,454,000 5,405,541
e
Bausch Health Cos., Inc. , Senior Secured Note , 144A, 5.5% ,
11/01/25 .......................................... United States 30,000,000 26,189,107
e
Bayer US Finance II LLC , Senior Note , 144A, 4.25% , 12/15/25 ... Germany 15,000,000 14,712,090
Mylan, Inc. , Senior Note , 4.55% , 4/15/28 ....................
United States 19,000,000 18,210,229
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 20,000,000 15,963,878
80,480,845

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
51
a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment 1.8%
Broadcom, Inc. ,
Senior Bond, 4.3%, 11/15/32 ........................... United States 10,000,000 $ 9,173,355
e
Senior Bond, 144A, 3.469%, 4/15/34 ..................... United States 30,000,000 24,797,579
Intel Corp. , Senior Bond , 5.2% , 2/10/33 .....................
United States 10,000,000 10,216,447
Microchip Technology, Inc. , Senior Note , 4.25% , 9/01/25 ........
United States 5,000,000 4,911,224
Micron Technology, Inc. ,
Senior Bond, 4.663%, 2/15/30 .......................... United States 15,000,000 14,381,956
Senior Bond, 5.875%, 2/09/33 .......................... United States 5,000,000 5,044,791
68,525,352
Software 1.3%
Oracle Corp. ,
Senior Bond, 6.25%, 11/09/32 .......................... United States 10,000,000 10,800,798
Senior Bond, 3.9%, 5/15/35 ............................ United States 20,000,000 17,566,003
Workday, Inc. , Senior Bond , 3.8% , 4/01/32 ..................
United States 25,000,000 22,828,649
51,195,450
Specialized REITs 0.8%
American Tower Corp. , Senior Bond , 3.8% , 8/15/29 ............
United States 25,000,000 23,499,581
Crown Castle, Inc. , Senior Bond , 2.5% , 7/15/31 ...............
United States 10,000,000 8,394,785
31,894,366
Specialty Retail 0.7%
Lowe's Cos., Inc. ,
Senior Bond, 3.75%, 4/01/32 ........................... United States 20,000,000 18,563,222
Senior Note, 1.7%, 10/15/30 ........................... United States 10,000,000 8,165,053
26,728,275
Technology Hardware, Storage & Peripherals 0.9%
c
Apple, Inc. , Senior Bond , 3.35% , 8/08/32 .................... United States 10,000,000 9,494,608
HP, Inc. , Senior Bond , 5.5% , 1/15/33 .......................
United States 25,000,000 24,817,020
34,311,628
Tobacco 1.7%
Altria Group, Inc. , Senior Bond , 2.45% , 2/04/32 ...............
United States 15,000,000 11,943,611
BAT Capital Corp. ,
Senior Bond, 4.742%, 3/16/32 .......................... United Kingdom 15,000,000 14,026,848
Senior Bond, 7.75%, 10/19/32 .......................... United Kingdom 25,000,000 27,728,331
Philip Morris International, Inc. , Senior Note , 5.125% , 2/15/30 ....
United States 10,000,000 10,109,190
63,807,980
Trading Companies & Distributors 0.6%
e
United Rentals North America, Inc. , Senior Secured Note , 144A, 6% ,
12/15/29 .......................................... United States 22,500,000 22,855,252
Wireless Telecommunication Services 0.8%
Sprint LLC , Senior Note , 7.625% , 2/15/25 ...................
United States 10,000,000 10,313,879
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 3,750,000 3,726,139
T-Mobile USA, Inc. , Senior Bond , 3.5% , 4/15/31 ..............
United States 20,000,000 18,085,664
32,125,682
Total Corporate Bonds (Cost $1,936,622,588) ...................................
2,001,582,977

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
52
a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities 5.1%
U.S. Treasury Bonds ,
3%, 8/15/52 ........................................ United States 27,500,000 $ 24,165,625
4%, 11/15/52 ....................................... United States 50,000,000 53,101,562
U.S. Treasury Notes ,
4%, 10/31/29 ....................................... United States 50,000,000 51,425,781
4.125%, 11/15/32 .................................... United States 60,000,000 63,337,500
Total U.S. Government and Agency Securities (Cost $186,577,176) ................
192,030,468
Asset-Backed Securities 0.4%
Passenger Airlines 0.4%
United Airlines Pass-Through Trust ,
2020-1, A, 5.875%, 10/15/27 ........................... United States 7,186,833 7,195,194
2020-1, B, 4.875%, 7/15/27 ............................ United States 8,220,000 7,976,983
15,172,177
a a a a a a
Total Asset-Backed Securities (Cost $15,406,833) ...............................
15,172,177
Mortgage-Backed Securities 0.0%
†
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 30 Year, 4%, 8/01/49 ............................. United States 1,076,206 1,046,478
Total Mortgage-Backed Securities (Cost $1,140,106) .............................
1,046,478
Total Long Term Investments (Cost $3,405,317,847) .............................
3,689,192,898
a
Short Term Investments 2.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
b,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 73,768,131 73,768,131
Total Money Market Funds (Cost $73,768,131) ..................................
73,768,131
a a a
g
Investments from Cash Collateral Received for
Loaned Securities 0.1%
Money Market Funds 0.1%
b,f
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 5,015,000 5,015,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,015,000) ............................................................
5,015,000
Total Short Term Investments (Cost $78,783,131 ) ................................
78,783,131
a
Total Investments (Cost $3,484,100,978) 99.3% ..................................
$3,767,976,029
Options Written (0.0)%
†
......................................................
(488,250)
Other Assets, less Liabilities 0.7% .............................................
27,731,977
Net Assets 100.0% ...........................................................
$3,795,219,756

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Managed Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
53
At April 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(d).
See Abbreviations on page 77 .
a
a a
Number of
Contracts
Notional
Amount
#
a Value
h
Options Written (0.0)%
†
Calls - Exchange-Traded
Equity Options
AbbVie, Inc., May Strike Price $165.00, Expires 5/19/23 ........ 1,250 18,890,000 $ (6,250)
American Electric Power Co., Inc., May Strike Price $100.00, Expires
5/19/23 ........................................... 1,600 14,787,200 (8,000)
Bank of America Corp., May Strike Price $40.00, Expires 5/19/23 . 4,500 13,176,000 (4,500)
Chevron Corp., June Strike Price $185.00, Expires 6/16/23 ...... 2,500 42,145,000 (142,500)
Cisco Systems, Inc., June Strike Price $55.00, Expires 6/16/23 ... 2,000 9,450,000 (12,000)
Southern Co. (The), May Strike Price $75.00, Expires 5/19/23 .... 2,000 14,710,000 (120,000)
Union Pacific Corp., June Strike Price $215.00, Expires 6/16/23 .. 1,000 19,570,000 (68,000)
(361,250)
Puts - Exchange-Traded
Equity Options
International Business Machines Corp., June Strike Price $120.00,
Expires 6/16/23 ..................................... 1,000 12,641,000 (127,000)
(127,000)
Total Options Written (Premiums received $1,780,709) ...........................
$ (488,250)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
A portion or all of the security is held in connection with written option contracts open at period end.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
A portion or all of the security is on loan at April 30, 2023. See Note 1(f).
d
See Note 1(e) regarding equity-linked securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $956,579,600, representing 25.2% of net assets.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(f) regarding securities on loan.
h
See Note 1(d) regarding written options.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 1,000 $ 115,203,125 6/21/23 $ 3,444,697
U.S. Treasury Ultra Bonds ...................... Long 200 28,281,250 6/21/23 1,502,344
Total Futures Contracts ...................................................................... $4,947,041
*
As of period end.

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
54
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $2,708,409,441 $2,700,843,018 $3,345,947,303
Cost - Controlled affiliates (Not e 3f) .......................... — — 52,168,200
Cost - Non-controlled affiliates (Note 3 f and 9 ) .................. 163,161,441 115,563,792 85,985,475
Value - Unaffiliated issuers (Includes securities loaned of $33,957, $—
and $4,898,640 respectively) .............................. $2,705,079,662 $3,574,953,567 $3,624,334,105
Value - Controlled affiliates (Not e 3f) ......................... — — 58,176,720
Value - Non-controlled affiliates (Note 3 f and 9 ) ................. 165,874,941 115,563,792 85,465,204
Cash .................................................. 199,276 94,430 1,523,871
Receivables:
Investment securities sold ................................. — 18,982,702 1,421,798
Capital shares sold ...................................... 2,019,307 1,360,423 1,856,419
Dividends and interest ................................... 6,618,450 5,067,831 29,284,502
European Union tax reclaims (Not e 1g) ....................... — 510,393 731,125
Deposits with brokers for:
Futures contracts ...................................... — — 3,550,000
Variation margin on futures contracts ......................... — — 850,000
Total assets ........................................ 2,879,791,636 3,716,533,138 3,807,193,744
Liabilities:
Payables:
Investment securities purchased ............................ 401,270 24,406,926 188,859
Capital shares redeemed ................................. 2,567,021 3,199,211 2,663,751
Management fees ....................................... 1,079,579 1,361,503 1,756,775
Distribution fees ........................................ 281,447 754,742 789,590
Transfer agent fees ...................................... 1,276,123 949,756 807,280
Trustees' fees and expenses ............................... 905 68 16
Options written, at value (premiums received $–, $– and $1,780,709 respectively) ............................................ — — 488,250
Payable upon return of securities loaned (Not e 1f) ................ 34,000 — 5,015,000
Accrued expenses and other liabilities ......................... 256,222 129,903 264,467
Total liabilities ....................................... 5,896,567 30,802,109 11,973,988
Net assets, at value ............................... $2,873,895,069 $3,685,731,029 $3,795,219,756
Net assets consist of:
Paid-in capital ........................................... $2,922,353,184 $2,743,370,330 $3,471,589,622
Total distributable earnings (losses) ........................... (48,458,115) 942,360,699 323,630,134
Net assets, at value ............................... $2,873,895,069 $3,685,731,029 $3,795,219,756

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
55
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A:
Net assets, at value ..................................... $1,009,403,294 $2,946,935,394 $3,222,995,350
Shares outstanding ...................................... 51,029,767 103,264,486 261,958,179
Net asset value per share
a
................................ $19.78 $28.54 $12.30
Maximum offering price per share (net asset value per share ÷ 94.50%,
94.50% and 94.50%, respectively) .......................... $20.93 $30.20 $13.02
Class C:
Net assets, at value ..................................... $85,531,329 $180,383,084 $150,556,093
Shares outstanding ...................................... 4,445,432 6,375,652 12,368,931
Net asset value and maximum offering price per share
a
........... $19.24 $28.29 $12.17
Class R:
Net assets, at value ..................................... $— $10,598,029 $3,359,706
Shares outstanding ...................................... — 371,149 272,174
Net asset value and maximum offering price per share ........... $— $28.56 $12.34
Class R6:
Net assets, at value ..................................... $92,232,005 $169,937,990 $189,916,688
Shares outstanding ...................................... 4,617,316 5,941,552 15,389,590
Net asset value and maximum offering price per share ........... $19.98 $28.60 $12.34
Advisor Class:
Net assets, at value ..................................... $1,686,728,441 $377,876,532 $228,391,919
Shares outstanding ...................................... 85,266,249 13,216,935 18,514,305
Net asset value and maximum offering price per share ........... $19.78 $28.59 $12.34
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
56
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Investment income:
Dividends: (net of foreign taxes of $–, $689,278 and $0, respectively)
Unaffiliated issuers ...................................... $7,427,240 $49,950,408 $20,108,902
Controlled affiliates (Not e 3f) ............................... — — 851,242
Non-controlled affiliates (Note 3 f and 9 ) ....................... 3,255,637 2,433,922 1,140,594
Interest:
Unaffiliated issuers ...................................... 14,135,694 783 63,099,261
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... 57,475 — 1,874
Non-controlled affiliates (Note 3 f ) ........................... 181,596 5 110,830
Other income (Not e 1g) .................................... — 4,186 10,889
Total investment income ................................. 25,057,642 52,389,304 85,323,592
Expenses:
Management fees (Note 3 a ) ................................. 6,826,009 8,462,266 10,298,107
Distribution fees: (Note 3c )
    Class A .............................................. 1,296,526 3,631,367 3,991,223
    Class C .............................................. 463,338 914,016 808,633
    Class R .............................................. — 25,335 7,905
Transfer agent fees: (Note 3e )
    Class A .............................................. 575,729 1,584,978 1,489,903
    Class C .............................................. 51,570 99,761 75,591
    Class R .............................................. — 5,527 1,475
    Class R6 ............................................. 21,267 27,409 24,837
    Advisor Class .......................................... 973,882 205,454 101,797
Custodian fees (Note 4 ) .................................... 7,379 14,842 7,356
Reports to shareholders fees ................................ 89,853 97,150 100,024
Registration and filing fees .................................. 66,890 99,559 85,258
Professional fees ......................................... 37,378 30,294 37,791
Trustees' fees and expenses ................................ 19,872 22,836 23,525
Other .................................................. 48,128 29,839 55,164
Total expenses ....................................... 10,477,821 15,250,633 17,108,589
Expense reductions (Note 4 ) ............................. (2,114) (6,823) 5,394
Expenses waived/paid by affiliates (Not e 3 f and 3 g ) ............ (160,747) (235,093) (167,698)
Net expenses ....................................... 10,314,960 15,008,717 16,946,285
Net investment income .............................. 14,742,682 37,380,587 68,377,307

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
57
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... (46,378,704) 71,495,315 52,290,335
Controlled affiliates (Note 3 f ) ............................. — — (1,281,860)
Non-controlled affiliates (Note 3 f and 9 ) ..................... — — (1,132,862)
Written options ......................................... — — 4,189,121
Foreign currency transactions .............................. — (6,656) 10,639
Futures contracts ....................................... — — (1,630,927)
Net realized gain (loss) ................................ (46,378,704) 71,488,659 52,444,446
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 176,117,650 75,071,937 128,686,855
Controlled affiliates (Note 3 f ) ............................. — — 2,905,361
Non-controlled affiliates (Note 3 f and 9 ) ..................... 1,827,000 — 1,847,791
Translation of other assets and liabilities denominated in foreign currencies ........................................... — 95,675 140,574
Written options ......................................... — — 1,292,459
Futures contracts ....................................... — — 4,979,081
Net change in unrealized appreciation (depreciation) .......... 177,944,650 75,167,612 139,852,121
Net realized and unrealized gain (loss) .......................... 131,565,946 146,656,271 192,296,567
Net increase (decrease) in net assets resulting from operations ........ $146,308,628 $184,036,858 $260,673,874

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.
58
E 3
Franklin Convertible Securities Fund Franklin Equity Income Fund
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $14,742,682 $29,502,249 $37,380,587 $59,250,450
Net realized gain (loss) ............ (46,378,704) 262,990,651 71,488,659 147,407,120
Net change in unrealized appreciation
(depreciation) ................. 177,944,650 (1,257,833,160) 75,167,612 (507,120,265)
Net increase (decrease) in net
assets resulting from operations . 146,308,628 (965,340,260) 184,036,858 (300,462,695)
Distributions to shareholders:
Class A ........................ (81,689,034) (278,593,942) (126,396,553) (210,401,246)
Class C ........................ (7,294,932) (32,745,743) (7,312,794) (12,966,193)
Class R ........................ — — (425,963) (656,640)
Class R6 ....................... (7,355,401) (27,438,151) (7,377,038) (11,606,633)
Advisor Class ................... (141,035,977) (574,322,200) (16,982,622) (27,731,038)
Total distributions to shareholders ..... (237,375,344) (913,100,036) (158,494,970) (263,361,750)
Capital share transactions: (Note 2 )
Class A ........................ (26,488,496) 30,184,007 85,703,905 337,706,025
Class C ........................ (12,433,374) (29,126,451) (2,553,522) 10,731,937
Class R ........................ — — 945,071 1,653,180
Class R6 ....................... (530,219) 22,030,422 8,650,313 33,598,030
Advisor Class ................... (154,005,239) (290,064,516) (7,567,298) 61,890,454
Total capital share transactions ....... (193,457,328) (266,976,538) 85,178,469 445,579,626
Net increase (decrease) in net
assets ..................... (284,524,044) (2,145,416,834) 110,720,357 (118,244,819)
Net assets:
Beginning of period ................ 3,158,419,113 5,303,835,947 3,575,010,672 3,693,255,491
End of period ..................... $2,873,895,069 $3,158,419,113 $3,685,731,029 $3,575,010,672

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report
59
Franklin Managed Income Fund
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $68,377,307 $108,053,686
Net realized gain (loss) ................................................. 52,444,446 51,199,736
Net change in unrealized appreciation (depreciation) ........................... 139,852,121 (511,711,146)
Net increase (decrease) in net assets resulting from operations ................ 260,673,874 (352,457,724)
Distributions to shareholders:
Class A ............................................................. (70,666,030) (257,376,941)
Class C ............................................................. (2,908,968) (15,769,507)
Class R ............................................................. (66,433) (231,881)
Class R6 ............................................................ (4,359,337) (14,138,484)
Advisor Class ........................................................ (5,155,057) (17,188,220)
Total distributions to shareholders .......................................... (83,155,825) (304,705,033)
Capital share transactions: (Note 2 )
Class A ............................................................. (29,721,641) 133,628,627
Class C ............................................................. (25,647,089) (55,136,786)
Class R ............................................................. 236,098 55,797
Class R6 ............................................................ 11,962,537 14,741,171
Advisor Class ........................................................ 14,908,303 11,116,066
Total capital share transactions ............................................ (28,261,792) 104,404,875
Net increase (decrease) in net assets ................................... 149,256,257 (552,757,882)
Net assets:
Beginning of period ..................................................... 3,645,963,499 4,198,721,381
End of period .......................................................... $3,795,219,756 $3,645,963,499

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
60
franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, three of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Franklin Convertible Securities Fund closed to new investors with limited exceptions on August 29, 2018.
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Managed Income Fund
Franklin Equity Income Fund
Class A, Class C, Class R6 & Advisor Class
Franklin Convertible Securities Fund
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt and certain preferred securities generally trade in the
OTC market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
61
franklintempleton.com
Semiannual Report
investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between
the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
Franklin Equity Income Fund purchases securities on a
delayed delivery basis, with payment and delivery scheduled
for a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
62
franklintempleton.com
Semiannual Report
fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable
in the Statements of Assets and Liabilities. At April 30,
2023, Franklin Convertible Securities Fund and Franklin
Equity Income Fund had no futures contracts.
Certain or all Funds purchased or wrote exchange traded
option contracts primarily to manage and/or gain exposure
to equity volatility risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or
units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as
an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At April
30, 2023, Franklin Convertible Securities Fund and Franklin
Equity Income Fund had no options.
See Note 8 regarding other derivative information.
e. Equity-Linked Securities
Certain or all Funds invest in equity-linked securities.
Equity-linked securities are hybrid financial instruments
that generally combine both debt and equity characteristics
into a single note form. Income received from equity-linked
securities is recorded as realized gains in the Statements
of Operations and may be based on the performance of
an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying
security and the credit risk of the issuing financial institution.
There may be no guarantee of a return of principal with
equity-linked securities and the appreciation potential may
be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Funds.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default
by a third party borrower. At April 30, 2023, Franklin Equity
Income Fund had no securities on loan.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
63
franklintempleton.com
Semiannual Report
g. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (EU reclaims). Income recognized, if any, for
EU reclaims is reflected as other income in the Statements of
Operations and any related receivable, if any, is reflected as
European Union tax reclaims in the Statements of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statements of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Funds, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
h. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income on the
Statements of Operations. Facility fees are recognized as
income over the expected term of the loan. Dividend income
is recorded on the ex-dividend date except for certain
dividends from securities where the dividend rate is not
available. In such cases, the dividend is recorded as soon
as the information is received by the Funds. Distributions
to shareholders are recorded on the ex-dividend date.
The Franklin Managed Income Fund employs a managed
distribution policy. Under this policy, the fund will distribute level monthly distributions in any given year regardless of
the performance of the fund; however, the twelfth monthly
payment may be greater than the initially anticipated amount if additional income or capital gains are required to be
distributed. These distributions may include income and
capital gains generated by the Fund, as well as a possible
return of capital component, if necessary, to meet the annual distribution rate. The annual payout rate may be adjusted
higher or lower from year to year in response to market
conditions. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
64
franklintempleton.com
Semiannual Report
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
i. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
j. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2023
Shares sold
a
................................... 1,445,233 $28,980,861 6,419,262 $183,128,374
Shares issued in reinvestment of distributions .......... 3,962,812 76,919,733 4,422,225 123,852,509
Shares redeemed ............................... (6,612,873) (132,389,090) (7,785,993) (221,276,978)
Net increase (decrease) .......................... (1,204,828) $(26,488,496) 3,055,494 $85,703,905
Year ended October 31, 2022
Shares sold
a
................................... 3,528,462 $81,704,017 17,185,498 $514,155,522
Shares issued in reinvestment of distributions .......... 10,751,868 263,621,337 6,724,965 206,017,007
Shares redeemed ............................... (14,108,546) (315,141,347) (12,900,507) (382,466,504)
Net increase (decrease) .......................... 171,784 $30,184,007 11,009,956 $337,706,025
Class C
1. Organization and Significant Accounting Policies
(continued)
h. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
65
franklintempleton.com
Semiannual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended April 30, 2023
Shares sold ................................... 50,141 $978,980 784,240 $22,131,429
Shares issued in reinvestment of distributions .......... 374,391 7,061,367 261,314 7,266,047
Shares redeemed
a
.............................. (1,047,258) (20,473,721) (1,127,365) (31,950,998)
Net increase (decrease) .......................... (622,726) $(12,433,374) (81,811) $(2,553,522)
Year ended October 31, 2022
Shares sold ................................... 179,088 $4,186,946 1,834,865 $55,546,358
Shares issued in reinvestment of distributions .......... 1,295,654 31,121,593 420,769 12,876,801
Shares redeemed
a
.............................. (2,912,500) (64,434,990) (1,955,137) (57,691,222)
Net increase (decrease) .......................... (1,437,758) $(29,126,451) 300,497 $10,731,937
Class R
Class R Shares:
Six Months ended April 30, 2023
Shares sold ................................... — $— 33,457 $955,651
Shares issued in reinvestment of distributions .......... — — 15,172 425,332
Shares redeemed ............................... — — (15,181) (435,912)
Net increase (decrease) .......................... — $— 33,448 $945,071
Year ended October 31, 2022
Shares sold ................................... — $— 82,686 $2,467,955
Shares issued in reinvestment of distributions .......... — — 21,378 656,122
Shares redeemed ............................... — — (51,002) (1,470,897)
Net increase (decrease) .......................... — $— 53,062 $1,653,180
Class R6
Class R6 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 552,650 $11,127,110 838,660 $23,791,168
Shares issued in reinvestment of distributions .......... 373,018 7,314,346 204,124 5,726,400
Shares redeemed ............................... (936,310) (18,971,675) (730,778) (20,867,255)
Net increase (decrease) .......................... (10,642) $(530,219) 312,006 $8,650,313
Year ended October 31, 2022
Shares sold ................................... 1,766,270 $47,640,387 1,888,227 $56,835,158
Shares issued in reinvestment of distributions .......... 1,097,271 27,093,993 296,335 9,065,202
Shares redeemed ............................... (2,308,082) (52,703,958) (1,086,998) (32,302,330)
Net increase (decrease) .......................... 555,459 $22,030,422 1,097,564 $33,598,030
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
66
franklintempleton.com
Semiannual Report
Franklin Convertible Securities
Fund Franklin Equity Income Fund
Shares Amount Shares Amount
Advisor Class Shares:
Six Months ended April 30, 2023
Shares sold ................................... 9,105,356 $182,786,626 1,570,530 $44,884,504
Shares issued in reinvestment of distributions .......... 6,224,085 120,864,268 584,339 16,392,542
Shares redeemed ............................... (22,801,966) (457,656,133) (2,419,410) (68,844,344)
Net increase (decrease) .......................... (7,472,525) $(154,005,239) (264,541) $(7,567,298)
Year ended October 31, 2022
Shares sold ................................... 22,514,113 $514,171,857 4,809,064 $143,377,165
Shares issued in reinvestment of distributions .......... 19,812,549 485,167,624 870,642 26,624,989
Shares redeemed ............................... (57,281,750) (1,289,403,997) (3,625,874) (108,111,700)
Net increase (decrease) .......................... (14,955,088) $(290,064,516) 2,053,832 $61,890,454
Franklin Managed Income Fund
Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2023
Shares sold
a
................................... 12,280,249 $150,080,405
Shares issued in reinvestment of distributions .......... 5,619,685 68,697,144
Shares redeemed ............................... (20,346,411) (248,499,190)
Net increase (decrease) .......................... (2,446,477) $(29,721,641)
Year ended October 31, 2022
Shares sold
a
................................... 28,573,160 $366,266,017
Shares issued in reinvestment of distributions .......... 19,338,624 250,731,226
Shares redeemed ............................... (38,189,802) (483,368,616)
Net increase (decrease) .......................... 9,721,982 $133,628,627
Class C
Class C Shares:
Six Months ended April 30, 2023
Shares sold ................................... 830,718 $10,037,731
Shares issued in reinvestment of distributions .......... 236,578 2,862,057
Shares redeemed
a
.............................. (3,181,282) (38,546,877)
Net increase (decrease) .......................... (2,113,986) $(25,647,089)
Year ended October 31, 2022
Shares sold ................................... 1,985,417 $25,675,886
Shares issued in reinvestment of distributions .......... 1,202,978 15,555,196
Shares redeemed
a
.............................. (7,646,748) (96,367,868)
Net increase (decrease) .......................... (4,458,353) $(55,136,786)
Class R
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
67
franklintempleton.com
Semiannual Report
Franklin Managed Income Fund
Shares Amount
Class R Shares:
Six Months ended April 30, 2023
Shares sold ................................... 17,833 $217,399
Shares issued in reinvestment of distributions .......... 5,390 66,110
Shares redeemed ............................... (3,896) (47,411)
Net increase (decrease) .......................... 19,327 $236,098
Year ended October 31, 2022
Shares sold ................................... 20,379 $262,738
Shares issued in reinvestment of distributions .......... 17,776 231,450
Shares redeemed ............................... (32,885) (438,391)
Net increase (decrease) .......................... 5,270 $55,797
Class R6
Class R6 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 2,196,912 $26,793,434
Shares issued in reinvestment of distributions .......... 353,731 4,337,393
Shares redeemed ............................... (1,563,949) (19,168,290)
Net increase (decrease) .......................... 986,694 $11,962,537
Year ended October 31, 2022
Shares sold ................................... 2,936,983 $37,459,817
Shares issued in reinvestment of distributions .......... 1,085,405 14,091,202
Shares redeemed ............................... (2,881,346) (36,809,848)
Net increase (decrease) .......................... 1,141,042 $14,741,171
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2023
Shares sold ................................... 3,392,391 $41,583,969
Shares issued in reinvestment of distributions .......... 377,769 4,629,792
Shares redeemed ............................... (2,542,183) (31,305,458)
Net increase (decrease) .......................... 1,227,977 $14,908,303
Year ended October 31, 2022
Shares sold ................................... 6,285,500 $79,520,077
Shares issued in reinvestment of distributions .......... 1,192,389 15,470,720
Shares redeemed ............................... (6,672,248) (83,874,731)
Net increase (decrease) .......................... 805,641 $11,116,066
a
May include a portion of Class C shares that were automatically converted to Class A.
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
68
franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin Managed Income Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Convertible Securities Fund and Franklin Equity Income Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of each of the Funds as follows:
For the period ended April 30, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.620% Up to and including $250 million
0.595% Over $250 million, up to and including $500 million
0.570% Over $500 million, up to and including $1 billion
0.545% Over $1 billion, up to and including $2.5 billion
0.520% Over $2.5 billion, up to and including $5 billion
0.495% Over $5 billion, up to and including $10 billion
0.470% Over $10 billion, up to and including $15 billion
0.445% Over $15 billion, up to and including $20 billion
0.420% In excess of $20 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
69
franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Managed Income Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Gross effective investment management fee rate ........ 0.459% 0.465% 0.548%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... 1.00% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $5,530 $208,983 $136,179
CDSC retained ........................... $1,648 $22,472 $7,866
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
70
franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2023, investments in affiliated management investment companies were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Transfer agent fees ........................ $402,673 $628,248 $586,907 aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 32,225,199 $ 584,008,746 $ (498,106,504) $ — $ — $ 118,127,441 118,127,441 $ 1,511,887
Total Non-Controlled Affiliates $32,225,199 $584,008,746 $(498,106,504) $ — $ — $118,127,441 $ 1,511,887
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $16,573,000 $48,231,000 $(64,770,000) $— $— $34,000 34,000 $181,596
Total Affiliated Securities ... $48,798,199 $632,239,746 $(562,876,504) $— $— $118,161,441 $1,693,483
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
71
franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Equity Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $ 130,310,388 $ 309,586,155 $ (324,332,751) $ — $ — $ 115,563,792 115,563,792 $ 2,433,922
Total Non-Controlled Affiliates $130,310,388 $309,586,155 $(324,332,751) $ — $ — $115,563,792 $ 2,433,922
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $— $2,000 $(2,000) $— $— $— — $5
Total Affiliated Securities ... $130,310,388 $309,588,155 $(324,334,751) $— $— $115,563,792 $2,433,927
Franklin Managed Income Fund
Controlled Affiliates
Dividends
Franklin Systematic Style Premia
ETF ................... $ 25,286,000 $ — $ (7,058,217) $ (1,483,446) $ 1,324,063 $ 18,068,400 840,000 $ 515,592
Franklin U.S. Low Volatility ETF 39,259,172 — (933,736) 201,586 1,581,298 40,108,320 840,000 335,650
Total Controlled Affiliates ... $64,545,172 $— $(7,991,953) $ (1,281,860) $ 2,905,361 $58,176,720 $ 851,242
Non-Controlled Affiliates
Dividends
Franklin FTSE United Kingdom
ETF ................... $ 26,243,750 $ — $ (26,699,013) $ (1,132,862) $ 1,588,125 $ — — $ —
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% 7,831,637 589,789,864 (523,853,370) — — 73,768,131 73,768,131 786,877
Western Asset Diversified
Income Fund ............. 3,105,000 3,317,407 — — 259,666 6,682,073 500,905 353,717
Total Non-Controlled Affiliates $37,180,387 $593,107,271 $(550,552,383) $ (1,132,862) $ 1,847,791 $80,450,204 $ 1,140,594
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $9,298,000 $36,379,000 $(40,662,000) $— $— $5,015,000 5,015,000 $110,830
Total Affiliated Securities ... $111,023,559 $629,486,271 $(599,206,336) $(2,414,722) $4,753,152 $143,641,924 $2,102,666
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
72
franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Managed Income Fund so that the operating expenses (excluding interest expense, distribution fees, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each class of the Fund does not exceed 0.68%
based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 29, 2024.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of convertible securities, contingent securities, equity-linked securities and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2023, were as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
a a a a
Cost of investments ....................... $2,875,966,654 $2,818,883,468 $3,487,296,366
Unrealized appreciation ..................... $237,134,094 $946,724,059 $341,299,080
Unrealized depreciation ..................... (242,146,145) (75,090,168) (56,160,626)
Net unrealized appreciation (depreciation) ....... $(5,012,051) $871,633,891 $285,138,454
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Purchases .............................. $311,202,279 $531,921,608 $1,685,755,579
Sales .................................. $846,839,726 $534,537,858 $1,794,912,886
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
73
franklintempleton.com
Semiannual Report
At April 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk
At April 30, 2023, Franklin Convertible Securities Fund and Franklin Managed Income Fund had 80.8% and 9.1%, respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Other Derivative Information
At April 30, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Franklin
Convertible
Securities Fund
Franklin Equity
Income Fund
Franklin
Managed
Income Fund
Securities lending transactions
a
:
Equity investments
b
........................ $34,000 $— $5,015,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Managed Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 4,947,041
a
Variation margin on futures
contracts
$ —
Equity contracts ...........
Investments in securities, at value — Options written, at value 488,250
Total .................... $4,947,041 $488,250
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
6. Investment Transactions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
74
franklintempleton.com
Semiannual Report
For the period ended April 30, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
For the period ended April 30, 2023, the average month end notional amount of futures contracts and options represented
$103,687,946 and 2,392,286 shares, respectively.
See Note 1(d) regarding derivative financial instruments.
9. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2023 , investments in “affiliated companies” were as follows:
10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Managed Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(1,630,927) Futures contracts $4,979,081
Equity Contracts ..............
Written options 4,189,121 Written options 1,292,459
Total ....................... $2,558,194 $6,271,540
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares
at End
of Period
Investment
Income
Franklin Convertible Securities Fund
Non-Controlled Affiliates
Dividends
NiSource , Inc ., 7.75% .. $ 45,886,500 $ — $ — $ — $ 1,827,000 $ 47,713,500 450,000 $ 1,743,750
Total Affiliated Securities
(Value is 1.7% of Net
Assets) .......... $45,886,500 $— $— $ — $ 1,827,000 $47,713,500 $1,743,750
8. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
75
franklintempleton.com
Semiannual Report
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2023, the Funds did not use the Global Credit Facility.
11. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Convertible Securities Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ 42,480,607 $ — $ — $ 42,480,607
Convertible Preferred Stocks :
Automobile Components ................. 48,671,700 — — 48,671,700
Capital Markets ........................ 61,315,200 — — 61,315,200
Electric Utilities ........................ 94,956,700 — — 94,956,700
Machinery ............................ 27,622,500 — — 27,622,500
Multi-Utilities .......................... 47,713,500 — — 47,713,500
Wireless Telecommunication Services ....... — 56,018,880 — 56,018,880
Convertible Bonds ....................... — 2,374,014,075 — 2,374,014,075
Short Term Investments ................... 118,161,441 — — 118,161,441
Total Investments in Securities ........... $440,921,648 $2,430,032,955 $— $2,870,954,603
Franklin Equity Income Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 132,735,565 — — 132,735,565
Air Freight & Logistics ................... 90,174,715 — — 90,174,715
Banks ............................... 256,636,800 — — 256,636,800
Beverages ........................... 140,202,600 — — 140,202,600
Capital Markets ........................ 232,299,675 — — 232,299,675
Chemicals ........................... 19,154,850 32,071,873 — 51,226,723
Commercial Services & Supplies ........... 7,231,000 — — 7,231,000
Communications Equipment .............. 77,017,500 — — 77,017,500
Consumer Finance ..................... 15,811,320 — — 15,811,320
Consumer Staples Distribution & Retail ...... 100,581,700 — — 100,581,700
10. Credit Facility
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
76
franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Equity Income Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Diversified Telecommunication Services ..... $ 9,731,640 $ — $ — $ 9,731,640
Electric Utilities ........................ 199,045,315 — — 199,045,315
Electrical Equipment .................... 62,622,000 — — 62,622,000
Financial Services ...................... 69,095,100 — — 69,095,100
Food Products ........................ 38,551,800 — — 38,551,800
Ground Transportation .................. 39,692,365 — — 39,692,365
Health Care Equipment & Supplies ......... 86,402,500 — — 86,402,500
Health Care Providers & Services .......... 142,001,605 — — 142,001,605
Health Care REITs ..................... 31,417,100 — — 31,417,100
Hotels, Restaurants & Leisure ............. 45,397,625 — — 45,397,625
Household Products .................... 111,029,800 — — 111,029,800
Industrial REITs ....................... 3,757,500 — — 3,757,500
Insurance ............................ 7,282,100 — — 7,282,100
Life Sciences Tools & Services ............ 70,729,550 — — 70,729,550
Machinery ............................ 33,905,400 — — 33,905,400
Media ............................... 40,025,475 — — 40,025,475
Oil, Gas & Consumable Fuels ............. 355,750,500 — — 355,750,500
Pharmaceuticals ....................... 240,857,300 — — 240,857,300
Residential REITs ...................... 44,602,000 — — 44,602,000
Semiconductors & Semiconductor Equipment . 114,777,250 — — 114,777,250
Software ............................. 95,904,000 — — 95,904,000
Specialized REITs ...................... 4,127,620 — — 4,127,620
Specialty Retail ........................ 55,992,625 — — 55,992,625
Water Utilities ......................... 27,383,254 — — 27,383,254
Equity-Linked Securities ................... — 366,918,920 — 366,918,920
Convertible Preferred Stocks ................ 174,035,625 — — 174,035,625
Short Term Investments ................... 115,563,792 — — 115,563,792
Total Investments in Securities ........... $3,291,526,566 $398,990,793
a
$— $3,690,517,359
Franklin Managed Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... 1,058,773,430 — — 1,058,773,430
Management Investment Companies ......... 64,858,793 — — 64,858,793
Equity-Linked Securities ................... — 345,560,575 — 345,560,575
Convertible Preferred Stocks ................ 10,168,000 — — 10,168,000
Corporate Bonds ........................ — 2,001,582,977 — 2,001,582,977
U.S. Government and Agency Securities ....... — 192,030,468 — 192,030,468
Asset-Backed Securities ................... — 15,172,177 — 15,172,177
Mortgage-Backed Securities ................ — 1,046,478 — 1,046,478
Short Term Investments ................... 78,783,131 — — 78,783,131
Total Investments in Securities ........... $1,212,583,354 $2,555,392,675 $— $3,767,976,029
Other Financial Instruments:
Futures contracts ........................ $ 4,947,041 $ — $ — $ 4,947,041
Total Other Financial Instruments ......... $4,947,041 $— $— $4,947,041
Liabilities:
Other Financial Instruments:
Options written .......................... $ 488,250 $ — $ — $ 488,250
a
Includes foreign securities valued at $32,071,873, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)
77
franklintempleton.com
Semiannual Report
12. New Accounting Pronouncements
In June 2022, the FASB issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair
Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note

Franklin Investors Securities Trust
Shareholder Information
78
franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Managed Income Fund
(each a Fund)
At a meeting held on March 27, 2023 (Meeting), the Board
of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of each Fund (each a Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-
party servicing arrangements. The Board acknowledged

Franklin Investors Securities Trust
Shareholder Information
79
franklintempleton.com
Semiannual Report
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Convertible Securities Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional convertible securities funds. The Board noted
that the Fund’s annualized total return for the one-, three-, five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Equity Income Fund - The Performance Universe
for the Fund included the Fund and all retail and institutional equity income funds. The Board noted that the Fund’s
annualized income return and annualized total return for
the one-, three-, five- and 10-year periods were above the
medians of its Performance Universe. The Board further
noted management’s view regarding the income-related
attributes of the Fund (e.g., a fund’s investment objective)
as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers
on an income return basis was appropriate given these
attributes. The Board concluded that the Fund’s performance
was satisfactory.
Franklin Managed Income Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional mixed-asset target allocation moderate funds.
The Board noted that the Fund’s annualized income return
and annualized total return for the one-, three-, five- and
10-year periods were above the medians of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent

Franklin Investors Securities Trust
Shareholder Information
80
franklintempleton.com
Semiannual Report
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown for Class A shares for each Fund and for each of
the other funds in each Fund’s respective Expense Group.
The Board received a description of the methodology used
by Broadridge to select the mutual funds included in an
Expense Group.
Franklin Convertible Securities Fund and Franklin Equity
Income Fund – The Expense Group for the Franklin
Convertible Securities Fund included the Fund and nine
other convertible securities funds. The Expense Group for
the Franklin Equity Income Fund included the Fund and
16 other equity income funds. The Board noted that the
Management Rates and actual total expense ratios for the
Funds were below the medians of their respective Expense
Groups. The Board concluded that the Management Rates
charged to the Funds are reasonable.
Franklin Managed Income Fund – The Expense Group
for the Fund included the Fund and 12 other mixed-asset
target allocation moderate funds. The Board noted that the
Management Rate for the Fund was above the median of
its Expense Group. The Board also noted that the actual
total expense ratio for the Fund was below the median and
in the second quintile of its Expense Group. The Board
further noted that the actual total expense ratio for the
Fund reflected a fee waiver from management. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent,
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered the Manager’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded

Franklin Investors Securities Trust
Shareholder Information
81
franklintempleton.com
Semiannual Report
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent six-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST1 S 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Semiannual Report and Shareholder Letter
Franklin Investors
Securities Trust
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government
Securities Fund
Formerly, Franklin Adjustable U.S. Government
Securities Fund
Franklin Total Return Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
In the six months ended April 30, 2023, the U.S. economy
remained out of recessionary territory, with gross domestic
product (GDP) advancing 2.6%, annualized, in the fourth
quarter of 2022 and another 1.1% in the first quarter of
2023. The latter figure included significant gains in consumer consumption, which held up well over the period under
review. The U.S. job market, albeit slowing as the period
progressed, continued to add jobs with an average of
315,000 new positions created each month for the period
under review. The unemployment rate hovered around 50-
year lows, reaching 3.5% in March 2023. Inflation was still
a main concern for both central bank officials and market
participants. The 12-month change in the Consumer Price
Index (CPI) dropped from 7.7% in October 2022 to 5.0% in
March 2023, but a good portion of the change was due to
lower energy prices. Core CPI, which excludes the more
volatile energy and food sectors, saw a smaller decline of 0.7 percentage point (pp) over the same period to 5.6%.
The U.S. Federal Reserve (Fed) slowed its path of federal
funds rate hikes from 75 basis points (bps), per meeting to
25 bps bringing the rate to 4.75%-5.00% by the end of the
period. U.S. regional banks came under stress in March
and April 2023, with several failures requiring regulatory
intervention. The Fed acknowledged that it expected credit
lending standards would likely tighten which would have
similar effects to further rate hikes, lessening the need for the Fed to make additional rate increases in the future. The
Fed continued to message that it does not foresee any rate
cuts over the course of 2023; however, it did state that its decisions will be data dependent over the course of the next few meetings.
Despite continued challenges from elevated inflation, higher interest rates and several well-publicized failures in the
banking sector near period-end, U.S. stocks, as measured
by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted
a +8.63% total return amid signs of resilience in the U.S.
economy.
1
The 10-year U.S. Treasury (UST) note’s yield
(which moves inversely to price) fell over the period to
recognize the Fed’s aggressive actions toward reducing
overall inflation. The yield curve for all USTs remained
inverted during the period, at one point reaching the largest inversion in more than four decades, as investors became
increasingly concerned about the economic outlook. In this
falling rate environment, investment-grade bonds, as
measured by the Bloomberg U.S. Aggregate Bond Index,
posted a +6.91% total return.

While uneven economic conditions are a concern for many
investors, we remain committed to our long-term perspective
and disciplined investment approach as we conduct a
rigorous, fundamental analysis of securities, which balances long-term opportunities and risk management.
We believe active, professional investment management
serves investors well. We also recognize the important role
of financial professionals in today’s markets and encourage
investors to continue to seek their advice. Amid changing
markets and economic conditions, we are confident investors
with a well-diversified portfolio and a patient, long-term
outlook should be well-positioned for the years ahead.
Franklin Investors Securities Trust’s semiannual report,
covering Franklin Floating Rate Daily Access Fund, Franklin
Low Duration Total Return Fund, Franklin Low Duration U.S.
Government Securities Fund, and Franklin Total Return
Fund, includes more detail about investment decisions
during the period. All securities markets fluctuate in value, as do mutual fund share prices.
We thank you for investing with Franklin, welcome your
questions and comments, and look forward to serving your
future investment needs.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Investors Securities Trust
This letter reflects our analysis and opinions as of April 30,
2023, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Economic and Market Overview 3
Franklin Floating Rate Daily Access Fund 4
Franklin Low Duration Total Return Fund 10
Franklin Low Duration U.S. Government Securities Fund 15
Franklin Total Return Fund 20
Financial Highlights and Schedules of Investments 25
Financial Statements 316
Notes to Financial Statements 323
Special Shareholder Meeting 355
Shareholder Information 356
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a +6.91% total return for
the six-month period ended April 30, 2023.
1
While inflation
remained elevated, it showed signs of decelerating and
investors began to anticipate easing of the current monetary tightening cycle, boosting bond prices (which move inversely to yields). Prominent bank failures late in the period also
benefited bond prices, as investors sought relative stability in an uncertain market. The yield curve for all U.S. Treasury
(UST) maturities inverted further during the period, at
one point reaching the largest inversion in more than four
decades, as investors became increasingly concerned about
the economic outlook.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate four times, ending the period at a range of 4.75%–5.00%. The Fed noted in its
March 2023 meeting that inflation remained elevated amid
robust job growth and low unemployment. Despite its goal
of 2% long-run inflation, the Fed softened its firm outlook on future rate hikes. Furthermore, the Fed indicated it would
continue to reduce its UST and agency debt and mortgage-
backed security holdings.
UST bonds, as measured by the Bloomberg U.S. Treasury
Index, posted a +5.78% total return for the six-month period.
1
Longer-term bond yields, which move inversely to price,
declined notably while short-term bond yields grew. The
10-year UST note’s yield fell despite tightening monetary
policy, as inflation continued to slow. Mortgage-backed
securities (MBS), as measured by the Bloomberg U.S. MBS
Fixed Rate Index, posted a +6.78% total return for the period despite mortgage rates that touched 20-year highs.
1
Corporate bond prices also rose, as higher yields attracted
investors despite concerns about the impact of elevated
interest rates on corporate profits and borrowing costs. In
this environment, investment-grade corporate bonds, as
represented by the Bloomberg U.S. Corporate Investment
Grade Index, posted a +9.21% total return.
1
High-yield
corporate bonds, as represented by the Bloomberg U.S.
Corporate High Yield Index, posted a +6.21% total return as
the continued resilience of the U.S. economy eased solvency
concerns.
1
The foregoing information reflects our analysis and opinions as of April 30, 2023. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily Access Fund
This semiannual report for Franklin Floating Rate Daily
Access Fund covers the period ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income. A
secondary goal is preservation of capital by investing at least
80% of its net assets in income-producing floating interest-
rate corporate loans and corporate debt securities made
to or issued by U.S. companies, non-U.S. entities and U.S.
subsidiaries of non-U.S. entities.
Performance Overview
The Fund’s Class A shares posted a +7.24% cumulative
total return for the six months under review. In comparison, the Credit Suisse Leveraged Loan Index (CS LLI), which
is designed to mirror the investable universe of the U.S.
dollar-denominated leveraged loan market, posted a +5.62%
cumulative total return.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Corporate Loan Market Overview
As markets focused on slowing inflation data, investors
grappled with the potential timing of the transition from rate hikes to a pause and subsequent easing. While U.S. Federal
Reserve (Fed) guidance remained hawkish, loan prices
rallied along with broader credit markets amid expectations
that the Fed would end rate hiking and pause or pivot in the medium term. While turmoil in the financial sector pared
gains toward the end of the period, technical conditions
overall were supported by more moderate outflows from loan
retail vehicles and low new issuance. B-rated loans trading
at discounts to par outperformed higher-rated loans that had been trading closer to par and that had outperformed in prior periods.
Outflows from retail flows continued amid heightened “risk-
off” sentiment in addition to expectations of weaker interest coverage. Additionally, expectations of a potential pivot in the rate-hiking cycle lowered investor expectations regarding the income-generating potential of the loan asset class.
While redemption activity was steady, cash balances among
investors remained relatively high, which helped to prevent
forced selling. Collateralized loan obligation (CLO) demand
also helped to support loan prices, especially for higher-
quality loans trading at discounted levels.
Loan new issuance remained subdued for much of the
period amid higher yields and risk-off sentiment. Loans that did come to the market included issuers that needed to
complete acquisition-related financing. While a handful of the new deals garnered strong interest and were able to tighten
pricing, most new deals were forced to clear at meaningful
discounts. However, as the secondary market strengthened
toward the end of the period, more issuers approached
the primary market to refinance near-term maturities, and
refinancing activity comprised the majority of total volume
in the latter part of the period. While refinancing in the prior period was primarily restricted to higher-rated loans, a larger portion of volume in the current period was B-rated. As some issuers sought to access lower yields in the high-yield bond market, more loan principal was paid down by newly issued
bonds. The loan market also continued its transition to the
Secured Overnight Financing Rate (SOFR)
2
from the London
Interbank Offered Rate (LIBOR)
3
as new loans were based
on the new benchmark rate, while other issuers completed
amendments to change rates.
Portfolio Composition
4/30/23
% of Total Net
Assets
Senior Floating Rate Interests 77.2%
Common Stocks 6.8%
Corporate Bonds 5.4%
Management Investment Companies 3.3%
Other 0.7%
Short-Term Investments & Other Net Assets 6.6%
1. Source: Morningstar.
2. The Secured Overnight Financing Rate (SOFR) is the interest rate used for intrabank overnight lending and is intended to replace the London Interbank Offered Rate (LI-
BOR) as the benchmark for short-term interest rates. SOFR differs from LIBOR in that it is a secured borrowing rate (U.S. Treasury bonds are posted as collateral) compared to the LIBOR, where no collateral is posted.
3. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
29
.

Franklin Floating Rate Daily Access Fund

franklintempleton.com
Semiannual Report
The default rate steadily climbed higher after reaching a
record low in the prior period. Despite the average loan
price increasing, expectations of an economic slowdown
contributed to continued bifurcation between issuers and an
elevated number trading at distressed levels. The pace of
credit rating downgrades also increased and outnumbered
rating upgrades.
Investment Strategy
We use a detailed credit analysis process to select corporate loan and corporate debt securities that meet our criteria.
We conduct ongoing credit monitoring of our investments.
To help manage the credit risk associated with investing
in securities rated below investment grade (or if unrated,
of comparable quality), we seek to diversify the Fund by
investing in a large number of loans of companies that we
have identified as having attractive risk/reward profiles,
favorable capital structures, strong asset coverage and
dominant market shares. This diversification potentially
reduces credit risk by spreading assets across many
different industries.
Manager’s Discussion
During the six-month period under review, the Fund
outperformed its benchmark, the CS LLI. The largest
contributors to performance during the period included
investments received in prior restructurings, including Onsite
Rental (a rental equipment company based in Australia)
and Quarternorth Energy (a producer of oil and gas).
Onsite Rental contributed to performance as the company
entered into a definitive agreement to be sold at a premium
to its trading levels. The equity shares of Quarternorth
Energy moved higher as the company posted continued
strong performance and disclosed further details around
developments that would increase production. The Fund’s
underweight in higher-rated loans and lower-rated loans also contributed to relative performance as middle tier (B-rated)
loans outperformed upper tier (BB-rated) loans during the
period.
While the market experienced stronger demand for
discounted loans, the top individual detractors from
performance included issuers with weaker credit profiles
facing operational challenges, downgrade risk, and/or
a potential slowdown in demand. The term loan of City
Brewing (a beverage co-manufacturer) declined after the
company posted worse-than-expected results due to weaker
volumes and was further downgraded from B3 to Caa2. Utex
Industries (a manufacturer of sealing products for the oil and gas industry) saw its equity shares decline due to share price volatility in its publicly traded peers in the oil and gas market.
During the period, we increased our weighting in BB-
rated loans, while reducing our weighting in the middle
tier, including loans that we expected would be negatively
impacted by an elevated rate environment due to weaker
interest coverage. We increased our weightings in the
chemicals and service sectors, while our weightings in the
energy and retail industries declined. We pared our position in Quarternorth Energy by selling our position in the exit
term loan near par. While we continued to add higher-rated
secured high-yield bonds, the weighting in high-yield bond
investments declined after our Onsite Rental note was repaid following the acquisition of the company. We maintained the
Fund’s investments in the Franklin Floating Rate Income
Fund and the Invesco Senior Loan ETF for continued
exposure to credit and improved settlement liquidity. The
Fund had no exposure to derivatives during the period.
Thank you for your continued participation in Franklin
Floating Rate Daily Access Fund. We look forward to serving
your future investment needs.
Reema Agarwal, CFA
Judy Sher
Justin Ma, CFA
Margaret Chiu, CFA
Portfolio Management Team
Top 10 Holdings
4/30/23
Company
Industry , Country
% of Total
Net Assets
a a
Quarternorth Energy Holding, Inc. 5.3%
Oil, Gas & Consumable Fuels, United States
Franklin Floating Rate Income Fund 2.9%
Capital Markets, United States
UTEX Industries, Inc. 1.4%
Machinery, United States
DCert Buyer, Inc. 1.4%
Software, United States
Asurion LLC 1.3%
Insurance, United States
Global Tel*Link Corp. 1.3%
Diversified Telecommunication Services, United
States
First Brands Group LLC 1.2%
Automobile Components, United States
GNC Holdings, Inc. 1.2%
Consumer Staples Distribution & Retail, United
States
Waystar Technologies, Inc. 1.1%
Health Care Providers & Services, United States
Pitney Bowes, Inc. 1.1%
Commercial Services & Supplies, United States
CFA
®
is a trademark owned by CFA Institute.

Franklin Floating Rate Daily Access Fund

franklintempleton.com
Semiannual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Floating Rate Daily Access Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +7.24% +4.79%
1-Year +2.56% +0.26%
5-Year +9.67% +1.41%
10-Year +27.94% +2.26%
Advisor
6-Month +7.37% +7.37%
1-Year +2.81% +2.81%
5-Year +10.91% +2.09%
10-Year +31.14% +2.75%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 6.85% 7.32% 7.28%
Advisor 7.25% 7.75% 7.71%
See page 8 for Performance Summary footnotes.

Franklin Floating Rate Daily Access Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Investors should be aware that the Fund’s share price and yield will fluctuate with market conditions.
The Fund should not be considered alternative to money market funds or certificates of deposit (CDs). The floating-rate loans and debt securities in which the
Fund invests tend to be rated below investment grade and may be subject to resale restrictions. Investing in higher-yielding, lower-rated, floating-rate loans and debt securities involves greater risk of default, which could result in loss of principal—a risk that may be heightened in a slowing economy. Interest earned on floating-rate loans varies with changes in prevailing interest rates. Therefore, while floating-rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Events such as the spread of dead-
ly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.289104
C $0.274214
R6 $0.303335
Advisor $0.298341
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.95% 0.98%
Advisor 0.70% 0.73%

Your Fund’s Expenses
Franklin Floating Rate Daily Access Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,072.40 $4.97 $1,020.00 $4.85 0.97%
C $1,000 $1,070.20 $7.02 $1,018.02 $6.84 1.37%
R6 $1,000 $1,074.30 $3.01 $1,021.89 $2.94 0.59%
Advisor $1,000 $1,073.70 $3.68 $1,021.25 $3.58 0.72%

franklintempleton.com
Semiannual Report
Franklin Low Duration Total Return Fund
This semiannual report for Franklin Low Duration Total
Return Fund covers the period ended April 30, 2023 .
Your Fund’s Goal and Main Investments
The Fund seeks a high level of current income as is
consistent with prudent investing, while seeking preservation of capital. Under normal market conditions, the Fund
invests primarily in investment-grade debt securities and
investments, including government and corporate debt
securities and mortgage- and asset-backed securities,
floating interest-rate corporate loans, debt securities and
municipal securities targeting an estimated average portfolio duration of three years or less.
Performance Overview
The Fund’s Class A shares posted a +3.91% cumulative total
return for the six months under review. In comparison, the
Fund’s benchmark, the Bloomberg U.S. Government/Credit
Index: 1-3 Year Component, posted a +2.89% cumulative
total return.
1
The index measures the performance of
investment-grade, U.S. dollar-denominated, fixed-rate
Treasuries, government-related and corporate securities with at least one year up to, but not including, three years to final maturity. You can find more of the Fund’s performance data
in the Performance Summary beginning on page 12 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities across the entire fixed income
opportunity set, on a relative basis. When making investment decisions, we evaluate business cycles, yield curves, and
values between and within markets. Through a low duration
portfolio, we seek to position the Fund to be less affected
by interest-rate changes than a fund with a higher duration.
In addition, we may use derivative transactions, such as
forwards, currency, interest rate/bond futures contracts and options on exchange-traded funds, and swap agreements
to obtain net long or short exposures to select currencies,
interest rates, countries, duration or credit risks.
Manager’s Discussion
The U.S. Federal Reserve (Fed) has continued its
aggressive action to address the decades-high levels of
inflation in the U.S., raising the federal funds rate by 175 basis points (bps) over the period under review. Volatility in
U.S. Treasury (UST) yields and credit spreads increased
significantly as investor sentiment experienced both “risk-
on” and “risk-off” episodes, which were heavily influenced
by macroeconomic factors, Fed policy adjustments, and
emerging U.S. banking turmoil. Fixed income sectors
generally posted positive total returns, mainly due to falling intermediate-, and long-maturity UST yields.
During the period, the portfolio’s short U.S. duration
exposure relative to the benchmark, primarily in the two-year part of the curve, contributed to performance. Exposure
to collateralized loan obligations (CLOs), marketplace
loans and senior secured floating-rate bank loans was a
significant contributor to results. An allocation to high-yield
(HY) corporate bonds benefited performance, as did security
selection in HY and investment-grade (IG) corporate bonds.
Exposure to non-agency residential mortgage-backed
Portfolio Composition
4/30/23
% of Total Net
Assets
U.S. Government and Agency Securities 34.4%
Corporate Bonds 26.8%
Asset-Backed Securities
*
16.8%
Residential Mortgage-Backed Securities 4.3%
Management Investment Companies 4.2%
Marketplace Loans 2.8%
Foreign Government and Agency Securities 2.3%
Commercial Mortgage-Backed Securities 2.1%
Municipal Bonds 1.5%
Mortgage-Backed Securities 1.2%
Other
†
0.0%
Short-Term Investments & Other Net Assets 3.6%
*
Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
†
Rounds to less than 0.1%.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
49
.

Franklin Low Duration Total Return Fund

franklintempleton.com
Semiannual Report
securities (RMBS), commercial mortgage-backed securities
(CMBS) and asset-backed securities (ABS) contributed
to returns. Exposure to sovereign developed market and
emerging market (EM) securities contributed to results.
Similarly, exposure to taxable municipal bonds benefited
performance, while exposure to U.S. Treasury Inflation
Protected Securities (TIPS) slightly hindered results. Foreign currency exposure detracted modestly from performance,
primarily from our short euro positions.
USTs were the Fund’s largest absolute allocation at period-
end—although we maintained our UST allocation, the
portfolio remained underweight the sector relative to the
benchmark given our expectation for further increases
in UST yields. IG was also one of the Fund’s largest
allocations, and we increased exposure over the period. We
pared our exposures to CLOs, senior secured floating-rate
bank loans, HY corporate bonds, RMBS and EM debt. We
maintained our CMBS and TIPS exposures.
Thank you for your continued participation in Franklin Low
Duration Total Return Fund. We look forward to serving your
future investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Kent Burns, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Low Duration Total Return Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A : 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +3.91% +1.58%
1-Year +1.12% -1.16%
5-Year +6.99% +0.91%
10-Year +11.90% +0.90%
Advisor
6-Month +4.02% +4.02%
1-Year +1.36% +1.36%
5-Year +8.28% +1.60%
10-Year +14.74% +1.38%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 3.12% 3.74% 3.39%
Advisor 3.38% 4.05% 3.69%
See page 13 for Performance Summary footnotes.

Franklin Low Duration Total Return Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the
Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, lower-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the
Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.167856
C $0.150497
R $0.157103
R6 $0.183807
Advisor $0.178756
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.72% 0.96%
Advisor 0.47% 0.70%

Your Fund’s Expenses
Franklin Low Duration Total Return Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,039.10 $3.36 $1,021.50 $3.33 0.66%
C $1,000 $1,036.10 $5.38 $1,019.51 $5.33 1.07%
R $1,000 $1,036.70 $4.63 $1,020.25 $4.59 0.92%
R6 $1,000 $1,040.70 $1.50 $1,023.32 $1.49 0.30%
Advisor $1,000 $1,040.20 $2.09 $1,022.75 $2.07 0.41%

franklintempleton.com
Semiannual Report
Franklin Low Duration U.S. Government Securities Fund
Formerly, Franklin Adjustable U.S. Government Securities
Fund
This semiannual report for Franklin Low Duration U.S.
Government Securities Fund covers the period ended April
30, 2023. Effective March 1, 2023, Franklin Adjustable U.S.
Government Securities Fund changed its name to Franklin
Low Duration U.S. Government Securities Fund. The Fund
also changed its investment goal, investment strategy and
benchmark.
Your Fund’s Goal and Main Investments
The Fund seeks to provide a high level of current income,
consistent with preservation of capital by normally investing at least 80% of its net assets in U.S. government securities, which are issued or guaranteed by the U.S. government,
its agencies or instrumentalities.
1
The Fund’s investments
may include securities issued by Ginnie Mae (GNMA)
and government-sponsored entities, such as Fannie Mae
(FNMA) and Freddie Mac (FHLMC).
2
Performance Overview
The Fund’s Class A shares posted a +1.38% cumulative total
return for the six months under review. In comparison, the
Fund’s primary benchmark, the Bloomberg U.S. Government
Index: 1-3 Year Component, which is an index of U.S. dollar-
denominated, fixed-rate, nominal U.S. Treasuries and U.S.
agency debentures (securities issued by U.S. government-
owned or government-sponsored entities, and debt explicitly
guaranteed by the U.S. government) with at least one year
up to, but not including, three years to final maturity, posted a +2.71% cumulative total return,
3
while its old primary
benchmark, the Bloomberg U.S. Government Index: 1-2
Year Component, posted a +2.33% cumulative total return
for the same period. The Bloomberg U.S. Government
Index: 1-3 Year Component is replacing the Bloomberg
U.S. Government Index: 1-2 Year Component as the Fund’s
primary benchmark because the investment manager
believes that the benchmark better reflects the Fund’s
investment strategies. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 17 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a conservative investment strategy as we strive
to produce solid performance in a variety of interest-rate
climates. We choose securities using a value-oriented
approach, emphasizing the bonds’ economic fundamentals
in relation to comparable securities, as well as their historical prepayment performance.
Manager’s Discussion
The Fund remains a conservative strategy that invests
primarily in high-quality agency adjustable-rate mortgages
(ARMs) that are either explicitly or implicitly backed by the
U.S. government.
1
During the period, the Fund invested
predominantly in securities issued or guaranteed by FNMA
and FHLMC. The Fund took a collateral-intensive research
approach to analyze the prepayment behavior of individual
ARMs to identify those with the most attractive prepayment
profiles and focused on seasoned ARMs. Such securities
have typically been through several interest-rate cycles and therefore tend to be less sensitive to changes in interest
rates, compared to newer issued counterparts. We have
found such securities historically to have experienced lower volatility than comparable maturity Treasuries and have
provided consistent income.
Portfolio Composition
4/30/23
% of Total Net
Assets
Mortgage-Backed Securities 64.5%
Commercial Mortgage-Backed Securities 20.2%
U.S. Government and Agency Securities 11.0%
Short-Term Investments & Other Net Assets 4.3%
1. Securities owned by the Fund, but not shares of the Fund, are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government sponsored entities, as to timely payment of principal and interest.
2. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. Government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
159
.

Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
Although the Fund expanded its opportunity set and added
to agency and U.S. Treasury securities, it remained invested in seasoned, shorter-maturity, high-quality ARMs that tend
to be less sensitive to interest-rate changes, which benefited performance. We continued to focus on diverse, seasoned,
post-reset FNMA and FHLMC ARMs with larger loan counts
as well as sequential CMO floaters backed by seasoned
hybrid ARM collateral. Secondary activity remained fairly
muted in post reset hybrids, with CMO desks being better
buyers of the underlying collateral. We have also reduced
our exposure to fixed-rate mortgages as the U.S. Federal
Reserve (Fed) embarks on its quantitative tightening
program.
Underlying coupons continued to reset higher, with London
Interbank Offered Rate (LIBOR)
4
increasing over the period.
With the rise in mortgage rates, prepayment risk has
declined quite significantly for both the fixed rate and ARM markets, mitigating the risk of premium dollar prices. We
expect prepayment levels will remain subdued given the
uptick in mortgage rates. The market has adjusted to the
Secured Overnight Financing Rate (SOFR)
5
in the primary
markets for ARMs with minimal disruption.
Effective March 2023, Neil Dhruv was added as a portfolio
manager of the Fund.
Thank you for your continued participation in Franklin Low
Duration U.S. Government Securities Fund. We look forward
to serving your future investment needs.
Paul Varunok
Lead Portfolio Manager
Neil Dhruv
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
4. The London Interbank Offered Rate (LIBOR) is the interest rate banks charge each other for loans. LIBOR is a widely used benchmark for short-term interest rates.
5. The Secured Overnight Financing Rate (SOFR) is the interest rate used for intrabank overnight lending and is intended to replace the London Interbank Offered Rate
(LIBOR) as the benchmark for short-term interest rates. SOFR differs from LIBOR in that it is a secured borrowing rate (U.S. Treasury bonds are posted as collateral) com-
pared to the LIBOR, where no collateral is posted.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of April 30, 2023
Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
6-Month +1.38% -0.87%
1-Year -0.53% -2.81%
5-Year +1.16% -0.23%
10-Year +0.67% -0.16%
Advisor
6-Month +1.38% +1.38%
1-Year -0.28% -0.28%
5-Year +2.29% +0.45%
10-Year +3.09% +0.30%
30-Day Standardized Yield
5
Share Class
Distribution
Rate
4
(with fee
waiver)
(without fee
waiver)
A 3.07% 2.52% 2.32%
Advisor 3.37% 2.83% 2.63%
See page 18 for Performance Summary footnotes.

Franklin Low Duration U.S. Government Securities Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund's share price and yield will be affected by interest rate movements and mortgage prepayments. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund's share price may decline. Changes in an issuer's financial strength or in a security's or government's credit rating may affect a security's value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/23.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.103217
A1 $0.108765
C $0.087733
R6 $0.116854
Advisor $0.113030
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.84% 0.94%
Advisor 0.59% 0.68%

Your Fund’s Expenses
Franklin Low Duration U.S. Government Securities Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,013.80 $4.21 $1,020.61 $4.23 0.84%
A1 $1,000 $1,013.20 $3.47 $1,021.35 $3.48 0.70%
C $1,000 $1,010.40 $6.20 $1,018.63 $6.22 1.24%
R6 $1,000 $1,014.30 $2.81 $1,022.00 $2.82 0.56%
Advisor $1,000 $1,013.80 $2.96 $1,021.86 $2.97 0.59%

franklintempleton.com
Semiannual Report
Franklin Total Return Fund
This semiannual report for Franklin Total Return Fund covers the period ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide high current income, consistent
with preservation of capital. As a secondary goal, capital
appreciation over the long term. The Fund invests primarily
in investment grade debt securities (including unrated
securities of comparable quality) and other investments that provide exposure to such securities. The Fund currently
focuses on government and corporate debt securities and
mortgage- and asset-backed securities, but may invest
in other securities and investments, such as floating-rate
corporate loans and securities and municipal securities.
Performance Overview
The Fund’s Class A shares posted a +7.94% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the Bloomberg U.S. Aggregate
Bond Index, posted a +6.91% cumulative total return.
1
The
index measures the U.S. investment-grade, fixed-rate,
taxable bond market with index components for government
and corporate, mortgage pass through and asset-backed
securities. You can find the Fund’s long-term performance
data in the Performance Summary beginning on page 22 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We seek to invest in a combination of fixed income
securities, primarily from across the investment-grade
debt universe. We analyze securities using proprietary
and nonproprietary research to help us identify attractive
investment opportunities, across the entire fixed income
opportunity set, on a relative basis. The Fund may also
invest up to 20% of its total assets in noninvestment-
grade debt securities. In addition, we may use derivative
transactions, such as currency and currency forwards,
interest rate/bond futures contracts, options on exchange-
traded funds and swap agreements, to obtain net long
or short exposures to select currencies, interest rates,
countries, duration or credit risks.
*Includes non-agency residential mortgage backed securities, collateralized loan obligations and consumer loan certificates.
Manager’s Discussion
The U.S. Federal Reserve (Fed) has continued its
aggressive action to address the decades-high levels of
inflation in the U.S., raising the federal funds rate by 175 basis points (bps) over the period under review. Volatility in
U.S. Treasury (UST) yields and credit spreads increased
significantly as investor sentiment experienced both “risk-
on” and “risk-off” episodes, which were heavily influenced
by macro economic factors, Fed policy adjustments,
and emerging US banking turmoil. Fixed income sectors
generally posted positive total returns, mainly due to falling intermediate- and long-maturity UST yields.
During the six-month period, the Fund’s overall duration
exposure contributed to returns, led by our positioning in the two-year portion of the yield curve. Out-of-index allocations in collateralized loan obligations (CLOs), floating-rate
bank loans, and non-agency residential mortgage-backed
securities (RMBS) were strong contributors to returns.
Positive performance contributions also came from our
overweight allocation relative to the benchmark in taxable
municipal bonds (munis) and sovereign emerging market
(EM) debt. In contrast, our overweight to investment-grade
(IG) corporate bonds and underweight to agency mortgage-
Portfolio Composition
4/30/23
% of Total Net
Assets
U.S. Government and Agency Securities 28.6%
Mortgage-Backed Securities 24.6%
Corporate Bonds 17.1%
Management Investment Companies 14.2%
Asset-Backed Securities
*
10.1%
Residential Mortgage-Backed Securities 3.9%
Municipal Bonds 3.8%
Foreign Government and Agency Securities 2.1%
Marketplace Loans 1.9%
Commercial Mortgage-Backed Securities 1.3%
Other 0.1%
Short-Term Investments & Other Net Assets -7.7%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
167
.

Franklin Total Return Fund

franklintempleton.com
Semiannual Report
backed securities (MBS) hurt relative results. Security
selection was another strong driver of outperformance, led
by a significant contribution from selection in high-yield (HY)
corporate bonds, which was only partially offset by negative returns from selection in MBS.
The Fund remained positioned conservatively, with a bias
to higher quality and more liquid securities. We added to
USTs, which were the Fund’s largest absolute allocation at
period-end, but the Fund remained significantly underweight
the sector relative to the benchmark given our expectation
for further increases in UST yields and better relative
opportunities in other asset classes. IG was the Fund’s
second largest allocation at period-end, and we modestly
increased the allocation over the period, moving from an
underweight to a neutral allocation relative to the benchmark.
We also added to agency MBS while paring our exposure to
CLOs, floating-rate bank loans, and EM debt.
Effective March 2023, Josh Lohmeier was added as a
portfolio manager of the Fund.
Thank you for your continued participation in Franklin
Total Return Fund. We look forward to serving your future
investment needs.
Sonal Desai, Ph.D.
Patrick Klein, Ph.D.
Tina Chou
Thomas Runkel, CFA
Josh Lohmeier, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of April 30, 2023
Franklin Total Return Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
6-Month +7.94% +3.88%
1-Year -1.61% -5.25%
5-Year +3.48% -0.08%
10-Year +9.08% +0.48%
Advisor
6-Month +8.02% +8.02%
1-Year -1.36% -1.36%
5-Year +4.62% +0.91%
10-Year +11.68% +1.11%
30-Day Standardized Yield
6
Share Class
Distribution
Rate
5
(with fee
waiver)
(without fee
waiver)
A 2.99% 3.30% 3.16%
Advisor 3.29% 3.65% 3.51%
See page 23 for Performance Summary footnotes.

Franklin Total Return Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including loss of principal. Interest rate movements and mortgage prepayments will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. The risks associated with higher-yielding, low-
er-rated securities include higher risk of default and loss of principal. Investment in foreign securities also involves special risks, including currency fluctuations, and political and economic uncertainty. Derivatives, including currency management strategies, involve costs and can create economic leverage in the portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) on an amount that exceeds the Fund’s initial investment.
The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform as promised. Events such as the spread of dead-
ly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 2/29/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
5. Distribution rate is based on an annualization of the sum of the respective class’s past month’s daily distributions and the maximum offering price (NAV for Advisor Class)
per share on 4/30/23.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.137466
C $0.121290
R $0.127327
R6 $0.152336
Advisor $0.147787
Total Annual Operating Expenses
7
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.91% 1.00%
Advisor 0.66% 0.74%

Your Fund’s Expenses
Franklin Total Return Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,079.40 $4.28 $1,020.68 $4.16 0.83%
C $1,000 $1,077.90 $6.35 $1,018.68 $6.17 1.23%
R $1,000 $1,078.50 $5.57 $1,019.43 $5.41 1.08%
R6 $1,000 $1,080.70 $2.40 $1,022.48 $2.34 0.47%
Advisor $1,000 $1,080.20 $2.97 $1,021.94 $2.89 0.58%

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.28 $7.89 $7.35 $8.18 $8.70 $8.83
Income from investment operations
a
:
Net investment income .............. 0.295
b
0.359
b
0.296
b
0.332
b
0.441
b
0.396
Net realized and unrealized gains (losses) 0.224 (0.607) 0.545 (0.808) (0.515) (0.129)
Total from investment operations ........ 0.519 (0.248) 0.841 (0.476) (0.074) 0.267
Less distributions from:
Net investment income .............. (0.289) (0.362) (0.301) (0.355) (0.446) (0.397)
Net asset value, end of period .......... $7.51 $7.28 $7.89 $7.35 $8.18 $8.70
Total return
c
....................... 7.24% (3.25)% 11.79% (6.00)% (0.88)% 2.97%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.00% 0.95% 1.00% 0.96% 0.89% 0.87%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.97% 0.92% 0.98% 0.93% 0.86% 0.81%
Net investment income ............... 8.01% 4.68% 3.86% 4.33% 5.21% 4.53%
Supplemental data
Net assets, end of period (000’s) ........ $828,261 $828,324 $803,542 $717,021 $1,049,359 $1,344,473
Portfolio turnover rate ................ 7.68% 37.05% 66.03% 32.39% 23.23%
f
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.28 $7.89 $7.36 $8.18 $8.70 $8.83
Income from investment operations
a
:
Net investment income .............. 0.280
b
0.325
b
0.268
b
0.306
b
0.407
b
0.364
Net realized and unrealized gains (losses) 0.224 (0.604) 0.532 (0.804) (0.514) (0.131)
Total from investment operations ........ 0.504 (0.279) 0.800 (0.498) (0.107) 0.233
Less distributions from:
Net investment income .............. (0.274) (0.331) (0.270) (0.323) (0.413) (0.363)
Net asset value, end of period .......... $7.51 $7.28 $7.89 $7.36 $8.18 $8.70
Total return
c
....................... 7.02% (3.63)% 11.34% (6.39)% (1.39)% 2.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.40% 1.35% 1.40% 1.36% 1.29% 1.27%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.37% 1.32% 1.38% 1.33% 1.26% 1.21%
Net investment income ............... 7.60% 4.24% 3.50% 3.98% 4.81% 4.13%
Supplemental data
Net assets, end of period (000’s) ........ $80,040 $89,383 $100,317 $160,194 $296,134 $438,480
Portfolio turnover rate ................ 7.68% 37.05% 66.03% 32.39% 23.23%
f
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.29 $7.90 $7.37 $8.19 $8.71 $8.84
Income from investment operations
a
:
Net investment income .............. 0.309
b
0.446
b
0.317
b
0.363
b
0.463
b
0.427
Net realized and unrealized gains (losses) 0.224 (0.668) 0.541 (0.804) (0.508) (0.130)
Total from investment operations ........ 0.533 (0.222) 0.858 (0.441) (0.045) 0.297
Less distributions from:
Net investment income .............. (0.303) (0.388) (0.328) (0.380) (0.475) (0.427)
Net asset value, end of period .......... $7.52 $7.29 $7.90 $7.37 $8.19 $8.71
Total return
c
....................... 7.43% (2.92)% 12.15% (5.69)% (0.54)% 3.43%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.62% 0.67% 0.72% 0.69% 0.57% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.59% 0.58% 0.63% 0.59% 0.53% 0.48%
Net investment income ............... 8.34% 5.96% 4.09% 4.71% 5.54% 4.86%
Supplemental data
Net assets, end of period (000’s) ........ $128,116 $201,719 $24,999 $9,568 $18,764 $142,075
Portfolio turnover rate ................ 7.68% 37.05% 66.03% 32.39% 23.23%
f
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Financial Highlights
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.28 $7.89 $7.36 $8.18 $8.71 $8.84
Income from investment operations
a
:
Net investment income .............. 0.304
b
0.365
b
0.315
b
0.358
b
0.463
b
0.418
Net realized and unrealized gains (losses) 0.224 (0.594) 0.535 (0.806) (0.525) (0.129)
Total from investment operations ........ 0.528 (0.229) 0.850 (0.448) (0.062) 0.289
Less distributions from:
Net investment income .............. (0.298) (0.381) (0.320) (0.373) (0.468) (0.419)
Net asset value, end of period .......... $7.51 $7.28 $7.89 $7.36 $8.18 $8.71
Total return
c
....................... 7.37% (3.01)% 12.06% (5.78)% (0.74)% 3.35%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.75% 0.70% 0.75% 0.71% 0.64% 0.62%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.72% 0.67% 0.73% 0.68% 0.61% 0.56%
Net investment income ............... 8.23% 4.74% 4.09% 4.65% 5.46% 4.78%
Supplemental data
Net assets, end of period (000’s) ........ $210,116 $300,958 $434,688 $376,997 $858,071 $1,743,880
Portfolio turnover rate ................ 7.68% 37.05% 66.03% 32.39% 23.23%
f
58.07%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Floating Rate Daily Access Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 6.8%
Ground Transportation 0.1%
a,b,c
Onsite Rental Group Operations Pty. Ltd. ................... Australia 11,563,612 $ 1,157,357
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 287,830 61,883
Machinery 1.4%
b,c
UTEX Industries, Inc. .................................. United States 261,340 17,030,744
Oil, Gas & Consumable Fuels 5.3%
c
Quarternorth Energy Holding, Inc. ......................... United States 475,746 66,445,779
Total Common Stocks (Cost $84,385,406) ......................................
84,695,763
Management Investment Companies 3.3%
Capital Markets 3.3%
d
Franklin Floating Rate Income Fund ....................... United States 4,630,114 36,161,189
e
Invesco Senior Loan ETF ............................... United States 280,416 5,855,086
42,016,275
Total Management Investment Companies (Cost $51,562,905) ....................
42,016,275
Preferred Stocks 0.0%
†
Hotels, Restaurants & Leisure 0.0%
†
b
24 Hour Fitness Worldwide, Inc. .......................... United States 681,685 13,634
b
Total Preferred Stocks (Cost $919,936) .........................................
13,634
Warrants
Warrants 0.0%
†
Machinery 0.0%
†
a,b,c
UTEX Industries, Inc., 2/20/49 ............................ United States 634 2,137
Total Warrants (Cost $–) ......................................................
2,137
Principal
Amount
*
Corporate Bonds 5.4%
Capital Markets 0.1%
f
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 1,600,000 1,433,542
Chemicals 0.4%
f
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 1,935,400 1,596,705
f
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A, 4.875% ,
5/01/28 ........................................... United States 3,900,000 3,515,169
5,111,874
Commercial Services & Supplies 0.4%
f
GFL Environmental, Inc. , Senior Secured Note , 144A, 3.5% , 9/01/28 Canada 2,300,000 2,093,140
Pitney Bowes, Inc. , Senior Bond , 4.625% , 3/15/24 .............
United States 881,000 869,138
f
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 5.25% , 4/15/24 ..................... United States 2,500,000 2,491,434
5,453,712
Communications Equipment 0.1%
f
CommScope, Inc. , Senior Secured Note , 144A, 4.75% , 9/01/29 ... United States 2,019,200 1,632,414

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction Materials 0.3%
f
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 ......... Mexico 3,875,000 $ 3,610,072
Containers & Packaging 0.6%
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. , Senior
Secured Note , 144A, 4.125% , 8/15/26 .................... United States 3,800,000 3,585,581
f
Mauser Packaging Solutions Holding Co. , Senior Secured Note ,
144A, 7.875% , 8/15/26 ................................ United States 694,400 705,031
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 1,125,000 991,749
f
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,500,000 2,253,138
7,535,499
Diversified Consumer Services 0.2%
f
WW International, Inc. , Senior Secured Note , 144A, 4.5% , 4/15/29 United States 3,500,000 2,236,850
Diversified Telecommunication Services 0.4%
f
Altice France SA ,
Senior Secured Note, 144A, 5.125%, 7/15/29 .............. France 2,000,000 1,480,501
Senior Secured Note, 144A, 5.5%, 10/15/29 ............... France 3,730,000 2,795,563
4,276,064
Energy Equipment & Services 0.1%
f
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 714,300 715,061
Entertainment 0.2%
f
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,900,000 1,854,857
Ground Transportation 0.0%
†
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 500,000 433,889
Health Care Providers & Services 0.1%
f
MPH Acquisition Holdings LLC , Senior Secured Note , 144A, 5.5% ,
9/01/28 ........................................... United States 1,334,000 1,021,111
Hotels, Restaurants & Leisure 0.2%
f
International Game Technology plc , Senior Secured Note , 144A,
5.25% , 1/15/29 ..................................... United States 2,300,000 2,208,080
Independent Power and Renewable Electricity Producers 0.3%
f
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 4,400,000 4,104,773
Insurance 0.1%
f
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured Note , 144A,
4.25% , 2/15/29 ..................................... United States 1,470,600 1,232,325
Media 0.5%
f
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 4,300,000 3,778,280
f
Radiate Holdco LLC / Radiate Finance, Inc. , Senior Secured Note ,
144A, 4.5% , 9/15/26 ................................. United States 1,600,000 1,246,877
f
Univision Communications, Inc. , Senior Secured Note , 144A,
5.125% , 2/15/25 ..................................... United States 1,555,556 1,533,716
6,558,873

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.2%
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 2,400,000 $ 2,289,841
Passenger Airlines 1.0%
f
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 5,800,000 5,702,234
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 5,000,000 4,905,196
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 2,485,000 2,376,217
12,983,647
Specialty Retail 0.1%
f
99 Escrow Issuer, Inc. , Senior Secured Note , 144A, 7.5% , 1/15/26 United States 2,419,355 948,157
Wireless Telecommunication Services 0.1%
f
Vmed O2 UK Financing I plc , Senior Secured Bond , 144A, 4.25% ,
1/31/31 ........................................... United Kingdom 1,430,000 1,186,957
Total Corporate Bonds (Cost $73,835,328) ......................................
66,827,598
g
Senior Floating Rate Interests 77.2%
Aerospace & Defense 0.8%
h,i
Alloy FinCo Ltd. , Term Loan, B , 14% , PIK, ( 3-month USD LIBOR +
0.5% ), 3/06/25 ...................................... United Kingdom 12,093,404 10,519,750
i
Air Freight & Logistics 1.1%
Kenan Advantage Group, Inc. (The) , U.S. Term Loan, B1 , 8.775% ,
( 1-month USD LIBOR + 3.75% ), 3/24/26 .................. United States 6,474,191 6,462,052
Rand Parent LLC , First Lien, CME Term Loan, B , 9.127% , ( 3-month
SOFR + 4.25% ), 3/17/30 .............................. United States 7,918,907 7,446,267
13,908,319
a a a a a a
Automobile Components 2.6%
i
Adient US LLC , CME Term Loan, B1 , 8.347% , ( 1-month SOFR +
3.25% ), 4/10/28 ..................................... United States 4,531,863 4,538,231
Clarios Global LP ,
i
First Lien, Amendment No. 1 Dollar Term Loan, 8.275%, (1-month
USD LIBOR + 3.25%), 4/30/26 .......................... United States 3,815,638 3,812,853
j,k
Incremental CME Term Loan, TBD, 4/20/30 ................ United States 2,035,807 2,034,952
i
DexKo Global, Inc. , First Lien, Closing Date Term Loan , 8.909% ,
( 3-month USD LIBOR + 3.75% ), 10/04/28 ................. United States 3,619,020 3,452,111
i
First Brands Group LLC ,
2022-II Incremental CME Term Loan, 10.253%, (6-month SOFR +
5%; 6-month SOFR + 5%), 3/30/27 ...................... United States 4,558,750 4,387,797
First Lien, 2021 CME Term Loan, 10.252%, (6-month SOFR + 5%),
3/30/27 ........................................... United States 7,641,117 7,421,434
Second Lien, 2021 Term Loan, 13.602%, (3-month USD LIBOR +
8.5%), 3/30/28 ...................................... United States 4,220,469 3,747,439
i
Highline Aftermarket Acquisition LLC , First Lien, Initial Term Loan ,
9.525% , ( 1-month USD LIBOR + 4.5% ), 11/09/27 ............ United States 623,558 602,319
i
TI Group Automotive Systems LLC , Refinancing U.S. Term Loan ,
8.409% , ( 3-month USD LIBOR + 3.25% ), 12/16/26 ........... United States 2,153,955 2,149,916
32,147,052
a a a a a a
Automobiles 0.6%
i
American Trailer World Corp. , First Lien, Initial CME Term Loan ,
8.657% , ( 1-month SOFR + 3.75% ), 3/03/28 ................ United States 8,139,039 7,070,790

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Banks 0.2%
i,k
Finastra Ltd. , First Lien, Dollar Term Loan , 8.611% , ( 2-month USD
LIBOR + 3.5%; 3-month USD LIBOR + 3.5% ), 6/13/24 ........ United Kingdom 3,000,000 $ 2,867,445
i
Beverages 0.7%
City Brewing Co. LLC , First Lien, Closing Date Term Loan , 8.76% ,
( 3-month USD LIBOR + 3.5% ), 4/05/28 ................... United States 3,950,721 1,642,038
Naked Juice LLC , First Lien, Initial CME Term Loan , 8.248% ,
( 3-month SOFR + 3.25% ), 1/24/29 ....................... United States 1,758,499 1,573,250
k
Triton Water Holdings, Inc. , First Lien, Initial Term Loan , 8.659% ,
( 3-month USD LIBOR + 3.5% ), 3/31/28 ................... United States 5,184,670 4,926,733
8,142,021
a a a a a a
i
Building Products 0.2%
Cornerstone Building Brands, Inc. , CME Term Loan, B , 8.24% ,
( 1-month SOFR + 3.25% ), 4/12/28 ....................... United States 2,910,374 2,647,713
Quikrete Holdings, Inc. , First Lien, Fourth Amendment Term Loan,
B1 , 8.025% , ( 1-month USD LIBOR + 3% ), 3/19/29 ........... United States 9,900 9,873
2,657,586
a a a a a a
i
Capital Markets 1.8%
Citadel Securities LP ,
2021 CME Term Loan, 7.597%, (1-month SOFR + 2.5%), 2/02/28 United States 4,524,510 4,500,462
CME Term Loan, B1, 8.097%, (1-month SOFR + 3%), 2/02/28 .. United States 1,353,200 1,351,509
Deerfield Dakota Holding LLC , First Lien, Initial Dollar CME Term
Loan , 8.557% , ( 1-month SOFR + 3.75% ), 4/09/27 ........... United States 2,741,556 2,655,238
Edelman Financial Engines Center LLC (The) , First Lien, 2021 Initial
Term Loan , 8.775% , ( 1-month USD LIBOR + 3.75% ), 4/07/28 ... United States 4,175,042 4,046,409
Jane Street Group LLC , Dollar Term Loan , 7.775% , ( 1-month USD
LIBOR + 2.75% ), 1/26/28 .............................. United States 3,486,579 3,478,141
k
Osmosis Buyer Ltd. , 2022 Refinancing CME Term Loan, B , 8.584% ,
( 1-month SOFR + 3.75% ), 7/31/28 ....................... United Kingdom 6,209,577 6,055,921
Russell Investments US Institutional Holdco, Inc. , 2025 CME Term
Loan , 8.407% , ( 1-month SOFR + 3.5% ), 5/30/25 ............ United States 993,130 968,768
23,056,448
a a a a a a
i
Chemicals 4.6%
k
ASP Unifrax Holdings, Inc. , First Lien, USD CME Term Loan ,
8.909% , ( 3-month SOFR + 3.75% ), 12/12/25 ............... United States 9,375,169 8,673,672
CPC Acquisition Corp. , First Lien, Initial Term Loan , 8.91% , ( 3-month
SOFR + 3.75% ), 12/29/27 ............................. United States 2,696,726 2,069,738
Cyanco Intermediate 2 Corp. , First Lien, Initial Term Loan , 8.525% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 7,082,039 6,975,809
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 9.454%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 6,749,000 6,069,882
Second Lien, Initial CME Term Loan, 12.502%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 2,093,023 1,740,694
Ineos Quattro Holdings UK Ltd. , 2030 Dollar CME Term Loan, B ,
8.832% , ( 1-month SOFR + 3.75% ), 3/14/30 ................ United Kingdom 1,739,130 1,739,130
INEOS Styrolution Group GmbH , 2026 Dollar Term Loan, B , 7.847% ,
( 1-month SOFR + 2.75% ), 1/29/26 ....................... United Kingdom 4,247,777 4,236,096
INEOS US Finance LLC , 2027-II Dollar CME Term Loan , 8.657% ,
( 1-month SOFR + 3.75% ), 11/08/27 ...................... Luxembourg 1,480,000 1,480,000
LSF11 A5 Holdco LLC , CME Term Loan , 8.597% , ( 1-month SOFR +
3.5% ), 10/15/28 ..................................... United States 4,464,690 4,334,098
Lummus Technology Holdings V LLC , 2021 Refinancing Term Loan,
B , 8.525% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 3,124,503 3,094,118

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Chemicals (continued)
PMHC II, Inc. , Initial CME Term Loan, B , 9.304% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 13,240,178 $ 11,645,001
SCIH Salt Holdings, Inc. , First Lien, Incremental Term Loan, B1 ,
9.025% , ( 1-month USD LIBOR + 4% ), 3/16/27 .............. United States 5,166,639 5,068,550
Sparta U.S. Holdco LLC , First Lien, Initial Term Loan , 8.098% ,
( 1-month USD LIBOR + 3.25% ), 8/02/28 .................. United States 7,784 7,699
57,134,487
a a a a a a
i
Commercial Services & Supplies 4.7%
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term Loan ,
8.832% , ( 1-month SOFR + 3.75% ), 5/12/28 ................ United States 4,053,040 3,915,703
Amentum Government Services Holdings LLC , First Lien, CME Term
Loan, 3 , 8.906% , ( 3-month SOFR + 4%; 3-month SOFR + 4% ),
2/15/29 ........................................... United States 12,043,948 11,592,300
APX Group, Inc. , Initial Term Loan , 8.25% , ( 3-month USD LIBOR +
2.25%; 3-month USD LIBOR + 3.25% ), 7/10/28 ............. United States 3,117,097 3,119,638
CCI Buyer, Inc. , First Lien, Initial CME Term Loan , 8.898% , ( 3-month
SOFR + 4% ), 12/17/27 ................................ United States 5,454,160 5,370,656
Indicor LLC , First Lien, Initial Dollar CME Term Loan , 9.398% ,
( 3-month SOFR + 4.5% ), 11/22/29 ....................... United States 1,941,748 1,932,651
Madison IAQ LLC , Term Loan , 8.302% , ( 3-month USD LIBOR +
3.25% ), 6/21/28 ..................................... United States 6,502,441 6,271,539
k
Pitney Bowes, Inc. , Refinancing CME Term Loan, B , 9.097% ,
( 1-month SOFR + 4% ), 3/17/28 ......................... United States 12,773,703 12,270,802
Prime Security Services Borrower LLC , First Lien, 2021 Refinancing
Term Loan, B1 , 7.608% , ( 1-month USD LIBOR + 2.75% ), 9/23/26 United States 6,665,419 6,662,286
Spin Holdco, Inc. , Initial Term Loan , 8.986% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 8,809,132 7,294,358
58,429,933
a a a a a a
Communications Equipment 0.2%
i
CommScope, Inc. , Initial Term Loan , 8.275% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 2,681,947 2,491,528
i
Construction & Engineering 0.7%
USIC Holdings, Inc. , First Lien, Initial Term Loan , 8.34% , ( 1-month
USD LIBOR + 3.5% ), 5/12/28 ........................... United States 5,358,918 5,267,951
Zekelman Industries, Inc. , 2020 Term Loan , 7.018% , ( 3-month USD
LIBOR + 2% ), 1/24/27 ................................ United States 3,373,833 3,343,856
8,611,807
a a a a a a
i
Consumer Staples Distribution & Retail 1.3%
GNC Holdings, Inc. , Second Lien, Term Loan , 11.01% , ( 1-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 15,816,557 14,709,398
Shearer's Foods LLC , First Lien, Refinancing CME Term Loan ,
8.597% , ( 1-month SOFR + 3.5% ), 9/23/27 ................. United States 1,642,865 1,610,262
16,319,660
a a a a a a
i
Containers & Packaging 1.5%
Charter Next Generation, Inc. , First Lien, 2021 Initial Term Loan ,
8.672% , ( 1-month SOFR + 3.75% ), 12/01/27 ............... United States 5,377,720 5,315,957
Kleopatra Finco SARL , USD CME Term Loan, B , 10.129% , ( 6-month
SOFR + 4.75% ), 2/12/26 .............................. Luxembourg 4,364,045 4,031,286
Mauser Packaging Solutions Holding Co. , Initial CME Term Loan ,
8.803% , ( 1-month SOFR + 4% ), 8/14/26 .................. United States 8,000,000 7,986,880

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Containers & Packaging (continued)
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.347% , ( 1-month
SOFR + 3.25% ), 9/24/28 .............................. United States 1,541,951 $ 1,528,752
18,862,875
a a a a a a
i
Diversified Consumer Services 1.7%
KUEHG Corp. , Term Loan, B3 , 8.909% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 4,485,069 4,460,266
Learning Care Group (US) No. 2, Inc. , First Lien, Initial Term Loan ,
8.441% , ( 1-month USD LIBOR + 3.25%; 3-month USD LIBOR +
3.25% ), 3/13/25 ..................................... United States 5,768,979 5,723,895
Pre-Paid Legal Services, Inc. , First Lien, Initial Term Loan , 8.775% ,
( 1-month USD LIBOR + 3.75% ), 12/15/28 ................. United States 1,430,854 1,411,051
Sedgwick Claims Management Services, Inc. , 2023 CME Term Loan ,
8.732% , ( 1-month SOFR + 3.75% ), 2/24/28 ................ United States 7,853,798 7,779,619
WW International, Inc. , Initial Term Loan , 8.53% , ( 1-month USD
LIBOR + 3.5% ), 4/13/28 ............................... United States 2,181,981 1,497,384
20,872,215
a a a a a a
i
Diversified Telecommunication Services 1.4%
Global Tel*Link Corp. ,
First Lien, CME Term Loan, 9.332%, (1-month SOFR + 4.25%),
11/29/25 .......................................... United States 11,849,751 10,423,159
Second Lien, CME Term Loan, 15.082%, (1-month SOFR + 10%),
11/29/26 .......................................... United States 7,895,149 5,950,969
Zayo Group Holdings, Inc. , Initial Dollar Term Loan , 8.025% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 1,755,569 1,432,729
17,806,857
a a a a a a
Electrical Equipment 0.2%
i
AZZ, Inc. , Initial CME Term Loan , 9.332% , ( 1-month SOFR + 4.25% ),
5/13/29 ........................................... United States 1,924,172 1,925,375
i
Entertainment 0.9%
AMC Entertainment Holdings, Inc. , Term Loan, B1 , 7.946% , ( 1-month
USD LIBOR + 3% ), 4/22/26 ............................ United States 1,959,184 1,507,122
Banijay Entertainment SAS , USD Term Loan, B , 8.598% , ( 1-month
USD LIBOR + 3.75% ), 3/01/25 .......................... France 1,938,153 1,932,096
Playtika Holding Corp. , Term Loan, B1 , 7.775% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 5,205,282 5,176,002
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC) , First Lien, Term Loan, B1 , 7.78% , ( 1-month USD
LIBOR + 2.75% ), 5/18/25 .............................. United States 2,092,655 2,090,039
10,705,259
a a a a a a
i
Financial Services 1.4%
k
Belfor Holdings, Inc. , First Lien, CME Term Loan, B2 , 9.232% ,
( 1-month SOFR + 4.25% ), 4/06/26 ....................... United States 698,113 698,113
Mercury Borrower, Inc. , First Lien, Initial Term Loan , 8.563% ,
( 1-month USD LIBOR + 3.5% ), 8/02/28 ................... United States 5,909,483 5,794,987
Red Planet Borrower LLC , Initial CME Term Loan , 8.832% , ( 1-month
SOFR + 3.75% ), 10/02/28 ............................. United States 3,423,914 2,336,821
Verscend Holding Corp. , Term Loan, B1 , 9.025% , ( 1-month USD
LIBOR + 4% ), 8/27/25 ................................ United States 8,887,294 8,890,093
17,720,014
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Food Products 0.2%
i
Primary Products Finance LLC , CME Term Loan, B , 9.04% , ( 3-month
SOFR + 4% ), 4/01/29 ................................. United States 1,988,058 $ 1,969,112
i
Ground Transportation 0.6%
Avis Budget Car Rental LLC ,
CME Term Loan, C, 8.582%, (1-month SOFR + 3.5%), 3/16/29 .. United States 1,683,000 1,686,678
New CME Term Loan, B, 6.847%, (1-month SOFR + 1.75%),
8/06/27 ........................................... United States 1,276,415 1,267,773
PECF USS Intermediate Holding III Corp. , Initial Term Loan , 9.522% ,
( 1-month USD LIBOR + 4.25%; 6-month USD LIBOR + 4.25% ),
12/15/28 .......................................... United States 5,471,756 4,534,444
7,488,895
a a a a a a
i
Health Care Equipment & Supplies 0.7%
Medline Borrower LP , Initial Dollar Term Loan , 8.275% , ( 1-month
USD LIBOR + 3.25% ), 10/23/28 ......................... United States 7,532,427 7,321,631
US Radiology Specialists, Inc. (US Outpatient Imaging Services,
Inc.) , Closing Date Term Loan , 10.332% , ( 1-month SOFR +
5.25% ), 12/15/27 .................................... United States 1,615,468 1,497,676
8,819,307
a a a a a a
i
Health Care Providers & Services 6.5%
ADMI Corp. ,
Amendment No. 4 Refinancing Term Loan, 8.4%, (1-month USD
LIBOR + 3.375%), 12/23/27 ............................ United States 5,073,324 4,795,889
Amendment No. 5 Incremental Term Loan, 8.775%, (1-month USD
LIBOR + 3.75%), 12/23/27 ............................. United States 929,714 881,681
Aveanna Healthcare LLC , First Lien, 2021 Extended Term Loan ,
8.703% , ( 3-month USD LIBOR + 3.75% ), 7/17/28 ............ United States 4,423,181 3,833,659
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B , 10.084% ,
( 1-month SOFR + 5.25% ), 2/11/28 ....................... United States 1,608,871 1,550,147
CNT Holdings I Corp. , First Lien, Initial CME Term Loan , 8.459% ,
( 3-month SOFR + 3.5% ), 11/08/27 ....................... United States 5,971,934 5,922,965
eResearchTechnology, Inc. , First Lien, Initial CME Term Loan ,
9.34% , ( 1-month SOFR + 4.5% ), 2/04/27 .................. United States 2,935,697 2,785,242
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial Term Loan, 9.025%, (1-month USD LIBOR + 4%),
12/18/28 .......................................... United States 3,315,455 2,865,813
Second Lien, Initial Term Loan, 11.775%, (1-month USD LIBOR +
6.75%), 12/17/29 .................................... United States 779,707 557,978
Medical Solutions Holdings, Inc. , First Lien, Initial Term Loan , 8.24% ,
( 3-month SOFR + 3.25% ), 11/01/28 ...................... United States 8,454,059 8,160,281
MPH Acquisition Holdings LLC , Initial Term Loan , 9.203% , ( 3-month
USD LIBOR + 4.25% ), 9/01/28 .......................... United States 4,836,176 4,167,188
National Mentor Holdings, Inc. ,
First Lien, Initial Term Loan, 8.815%, (1-month SOFR + 3.75%;
3-month SOFR + 3.75%), 3/02/28 ....................... United States 8,626,223 6,642,192
First Lien, Initial Term Loan, C, 8.748%, (3-month SOFR + 3.75%),
3/02/28 ........................................... United States 279,919 215,537
Pacific Dental Services LLC , Term Loan , 8.51% , ( 1-month USD
LIBOR + 3.5% ), 5/05/28 ............................... United States 2,638,794 2,633,292
Pathway Vet Alliance LLC , First Lien, 2021 Replacement Term Loan ,
8.775% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 4,190,837 3,900,098
Phoenix Guarantor, Inc. , First Lien, Term Loan, B3 , 8.525% ,
( 1-month USD LIBOR + 3.5% ), 3/05/26 ................... United States 4,622,775 4,564,990
Phoenix Newco, Inc. , First Lien, Initial Term Loan , 8.09% , ( 1-month
USD LIBOR + 3.25% ), 11/15/28 ......................... United States 6,223,332 6,125,719

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Health Care Providers & Services (continued)
Radiology Partners, Inc. , First Lien, CME Term Loan, B , 9.347% ,
( 1-month SOFR + 4.25% ), 7/09/25 ....................... United States 5,575,184 $ 4,134,919
U.S. Anesthesia Partners, Inc. , First Lien, Initial Term Loan , 9.098% ,
( 1-month USD LIBOR + 4.25% ), 10/01/28 ................. United States 3,598,797 3,425,605
Waystar Technologies, Inc. , First Lien, Initial Term Loan , 9.025% ,
( 1-month USD LIBOR + 4% ), 10/22/26 .................... United States 13,726,143 13,715,437
80,878,632
a a a a a a
Health Care Technology 1.0%
i
athenahealth Group, Inc. , Initial CME Term Loan , 8.464% , ( 1-month
SOFR + 3.5% ), 2/15/29 ............................... United States 13,179,345 12,393,263
i
Hotels, Restaurants & Leisure 5.1%
h
24 Hour Fitness Worldwide, Inc. , Tranche 1 Term Loan , 10.143% ,
PIK, ( 3-month USD LIBOR + 5% ), 12/29/25 ................ United States 22,951,705 1,955,217
Bally's Corp. , Term Loan, B , 8.198% , ( 1-month USD LIBOR +
3.25% ), 10/02/28 .................................... United States 9,960,397 9,618,506
Caesars Entertainment, Inc. , 2023 Incremental CME Term Loan, B ,
8.332% , ( 1-month SOFR + 3.25% ), 2/06/30 ................ United States 2,739,699 2,733,795
Fertitta Entertainment LLC , Initial CME Term Loan, B , 8.982% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 6,232,181 6,076,408
Flutter Entertainment plc , Third Amendment CME Term Loan, 2028
B , 8.41% , ( 3-month SOFR + 3.25% ), 7/22/28 ............... Ireland 1,082,133 1,085,093
Flynn Restaurant Group LP , First Lien, 2021 CME Term Loan ,
9.347% , ( 1-month SOFR + 4.25% ), 11/22/28 ............... United States 5,899,621 5,743,281
Hilton Grand Vacations Borrower LLC , Initial Term Loan , 8.025% ,
( 1-month USD LIBOR + 3% ), 8/02/28 ..................... United States 6,737,231 6,717,390
IRB Holding Corp. , 2022 Replacement CME Term Loan, B , 8.082% ,
( 1-month SOFR + 3% ), 12/15/27 ........................ United States 3,641,759 3,588,516
Penn National Gaming, Inc. , CME Term Loan, B , 7.657% , ( 1-month
SOFR + 2.75% ), 5/03/29 .............................. United States 3,559,585 3,548,907
Raptor Acquisition Corp. , First Lien, Term Loan, B , 8.947% , ( 3-month
USD LIBOR + 4% ), 11/01/26 ........................... United States 7,372,389 7,327,860
Scientific Games Holdings LP , First Lien, Initial Dollar CME Term
Loan , 8.421% , ( 3-month SOFR + 3.5% ), 4/04/29 ............ United States 7,221,090 7,126,313
Scientific Games International, Inc. , Initial CME Term Loan, B ,
7.981% , ( 1-month SOFR + 3% ), 4/14/29 .................. United States 4,364,692 4,360,000
Whatabrands LLC , Initial Term Loan, B , 8.275% , ( 1-month USD
LIBOR + 3.25% ), 8/03/28 .............................. United States 4,180,657 4,138,850
64,020,136
a a a a a a
i
Household Durables 0.3%
Astro One Acquisition Corp. , First Lien, Term Loan, B , 10.663% ,
( 3-month USD LIBOR + 5.5% ), 9/15/28 ................... United States 3,829,306 2,548,882
Hunter Douglas Holding BV , CME Term Loan, B1 , 8.373% , ( 3-month
SOFR + 3.5% ), 2/26/29 ............................... Netherlands 1,885,750 1,716,032
4,264,914
a a a a a a
Household Products 0.1%
i
Energizer Holdings, Inc. , 2020 Term Loan , 7.329% , ( 1-month SOFR
+ 2.25% ), 12/22/27 .................................. United States 1,597,671 1,592,183
Independent Power and Renewable Electricity Producers 0.1%
j
Talen Energy Supply LLC ,
CME Term Loan, B, TBD, 12/31/30 ....................... United States 613,757 595,344
CME Term Loan, C, TBD, 12/31/30 ...................... United States 497,355 482,434
1,077,778
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Insurance 3.6%
Acrisure LLC ,
First Lien, 2020 Term Loan, 8.525%, (1-month USD LIBOR +
3.5%), 2/15/27 ...................................... United States 5,938,776 $ 5,692,316
First Lien, 2021-1 Additional Term Loan, 8.775%, (1-month USD
LIBOR + 3.75%), 2/15/27 .............................. United States 2,248,370 2,159,840
First Lien, 2021-2 Additional Term Loan, 9.275%, (1-month USD
LIBOR + 4.25%), 2/15/27 .............................. United States 1,657,343 1,609,694
Alliant Holdings Intermediate LLC ,
New CME Term Loan, B5, 8.376%, (1-month SOFR + 3.5%),
11/05/27 .......................................... United States 2,009,897 1,996,079
New Term Loan, B4, 8.51%, (1-month USD LIBOR + 3.5%),
11/05/27 .......................................... United States 4,669,257 4,635,802
AssuredPartners, Inc. ,
2020 CME Term Loan, 8.482%, (1-month SOFR + 3.5%), 2/12/27 United States 1,280,470 1,260,200
2020 February Refinancing Term Loan, 8.525%, (1-month USD
LIBOR + 3.5%), 2/12/27 ............................... United States 8,864,275 8,727,633
2022-2 CME Term Loan, 9.232%, (1-month SOFR + 4.25%),
2/12/27 ........................................... United States 785,526 785,035
Asurion LLC ,
New CME Term Loan, B10, 8.907%, (3-month SOFR + 4%),
8/19/28 ........................................... United States 2,294,236 2,138,962
New CME Term Loan, B11, 9.332%, (1-month SOFR + 4.25%),
8/19/28 ........................................... United States 1,034,483 965,172
New Term Loan, B8, 8.275%, (1-month USD LIBOR + 3.25%),
12/23/26 .......................................... United States 2,665,746 2,497,471
New Term Loan, B9, 8.275%, (1-month USD LIBOR + 3.25%),
7/31/27 ........................................... United States 8,294 7,686
Second Lien, New Term Loan, B3, 10.275%, (1-month USD LIBOR
+ 5.25%), 1/31/28 ................................... United States 6,496,342 5,459,655
Second Lien, New Term Loan, B4, 10.275%, (1-month USD LIBOR
+ 5.25%), 1/20/29 ................................... United States 6,752,294 5,626,214
HUB International Ltd. , 2022 Incremental CME Term Loan , 8.728% ,
( 3-month SOFR + 4% ), 11/10/29 ........................ United States 954,504 953,803
44,515,562
a a a a a a
i
IT Services 4.0%
Aptean Acquiror, Inc. , First Lien, Initial CME Term Loan , 9.157% ,
( 1-month SOFR + 4.25% ), 4/23/26 ....................... United States 3,345,813 3,236,739
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.332% , ( 1-month
SOFR + 3.25% ), 12/06/27 ............................. United States 2,699,830 2,513,096
Aventiv Technologies LLC ,
First Lien, Initial Term Loan, 9.659%, (3-month USD LIBOR +
4.5%), 11/01/24 ..................................... United States 11,119,560 8,012,422
Second Lien, Initial Term Loan, 13.275%, (1-month USD LIBOR +
8.25%), 11/01/25 .................................... United States 375,000 207,187
Barracuda Parent LLC , First Lien, Initial CME Term Loan , 9.545% ,
( 3-month SOFR + 4.5% ), 8/15/29 ........................ United States 3,245,971 3,157,210
Gainwell Acquisition Corp. , First Lien, Term Loan, B , 8.998% ,
( 3-month SOFR + 4% ), 10/01/27 ........................ United States 11,033,437 10,661,114
Go Daddy Operating Co. LLC (GD Finance Co., Inc.) , Amendment
No. 6 CME Term Loan , 8.232% , ( 1-month SOFR + 3.25% ),
11/09/29 .......................................... United States 696,667 698,252
Hunter Holdco 3 Ltd. , First Lien, Initial Dollar Term Loan , 9.409% ,
( 3-month USD LIBOR + 4.25% ), 8/19/28 .................. United Kingdom 2,541,520 2,531,989
Peraton Corp. , First Lien, Term Loan, B , 8.832% , ( 1-month SOFR +
3.75% ), 2/01/28 ..................................... United States 12,770,646 12,535,156

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
IT Services (continued)
Sitel Worldwide Corp. , Initial Dollar Term Loan , 8.6% , ( 1-month USD
LIBOR + 3.75% ), 8/28/28 .............................. France 4,064,813 $ 4,056,785
Thrasio LLC , Initial Term Loan , 12.159% , ( 3-month USD LIBOR +
7% ), 12/18/26 ...................................... United States 2,456,030 2,167,447
49,777,397
a a a a a a
i
Leisure Products 0.3%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.) , First
Lien, Initial Term Loan , 8.07% , ( 1-month SOFR + 3.5% ), 12/16/24 United States 1,745,790 1,655,594
Motion Acquisition Ltd. ,
Term Loan, B1, 8.409%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 1,679,878 1,659,795
Term Loan, B2, 8.409%, (3-month USD LIBOR + 3.25%), 11/12/26 United Kingdom 239,487 236,624
3,552,013
a a a a a a
Life Sciences Tools & Services 0.4%
i
ICON plc ,
CME Term Loan, 7.41%, (3-month SOFR + 2.25%), 7/03/28 .... United States 4,098,658 4,102,039
U.S. CME Term Loan, 7.41%, (3-month SOFR + 2.25%), 7/03/28 United States 1,021,183 1,022,026
5,124,065
a a a a a a
i
Machinery 1.4%
k
ASP Blade Holdings, Inc. , Initial Term Loan , 9.159% , ( 3-month USD
LIBOR + 4% ), 10/13/28 ............................... United States 8,327,060 7,108,062
k
Tiger Acquisition LLC , First Lien, Initial CME Term Loan , 8.332% ,
( 1-month SOFR + 3.25% ), 6/01/28 ....................... United States 7,094,577 6,903,450
TK Elevator Midco GmbH , USD Term Loan, B1 , 8.602% , ( 6-month
USD LIBOR + 3.5% ), 7/30/27 ........................... Germany 4,007,446 3,918,120
17,929,632
a a a a a a
i
Media 4.8%
Cengage Learning, Inc. , First Lien, Term Loan, B , 9.88% , ( 3-month
USD LIBOR + 4.75% ), 7/14/26 .......................... United States 12,076,928 11,811,900
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 8.75% ,
( 1-month SOFR + 3.5%; 3-month SOFR + 3.5% ), 8/21/26 ..... United States 6,170,659 5,824,207
k
CSC Holdings LLC , March 2017 Refinancing Term Loan , 7.198% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 9,069,314 8,678,200
Gray Television, Inc. , Term Loan, D , 7.918% , ( 1-month SOFR + 3% ),
12/01/28 .......................................... United States 4,436,872 4,349,510
iHeartCommunications, Inc. , New Term Loan , 8.025% , ( 1-month
USD LIBOR + 3% ), 5/01/26 ............................ United States 2,166,667 1,877,839
k
McGraw-Hill Education, Inc. , Initial Term Loan , 9.823% , ( 3-month
USD LIBOR + 4.75%; 6-month USD LIBOR + 4.75% ), 7/28/28 .. United States 8,182,011 7,905,009
MH Sub I LLC (Micro Holding Corp.) ,
First Lien, 2020 June New Term Loan, 8.775%, (1-month USD
LIBOR + 3.75%), 9/13/24 .............................. United States 1,576,715 1,571,590
First Lien, Amendment No. 2 Initial Term Loan, 8.775%, (1-month
USD LIBOR + 3.75%), 9/13/24 .......................... United States 3,047,088 3,038,830
Nexstar Media, Inc. , Term Loan, B4 , 7.525% , ( 1-month USD LIBOR
+ 2.5% ), 9/18/26 .................................... United States 944,699 944,014
Radiate Holdco LLC , Amendment No. 6 Term Loan , 8.275% ,
( 1-month USD LIBOR + 3.25% ), 9/25/26 .................. United States 7,719,015 6,411,646
Univision Communications, Inc. , First Lien, Initial Term Loan, B ,
8.275% , ( 1-month USD LIBOR + 3.25% ), 1/31/29 ............ United States 3,051,451 3,008,548
Virgin Media Bristol LLC , Term Loan, Q , 8.198% , ( 1-month USD
LIBOR + 3.25% ), 1/31/29 .............................. United States 4,555,393 4,516,809
59,938,102
a a a a a a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Passenger Airlines 2.2%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) , Initial Term
Loan , 10% , ( 3-month USD LIBOR + 4.75% ), 4/20/28 ......... United States 4,054,364 $ 4,087,569
Air Canada , Term Loan , 8.369% , ( 3-month USD LIBOR + 3.5% ),
8/11/28 ........................................... Canada 6,277,410 6,274,491
Kestrel Bidco, Inc. , Term Loan , 8.064% , ( 1-month SOFR + 3% ),
12/11/26 .......................................... Canada 9,751,683 9,254,640
United AirLines, Inc. , Term Loan, B , 8.77% , ( 1-month USD LIBOR +
3.75% ), 4/21/28 ..................................... United States 8,244,193 8,231,291
27,847,991
a a a a a a
i
Personal Care Products 1.6%
Conair Holdings LLC , First Lien, Initial Term Loan , 8.909% , ( 3-month
USD LIBOR + 3.75% ), 5/17/28 .......................... United States 10,564,707 9,908,850
Sunshine Luxembourg VII SARL , Term Loan, B3 , 8.909% , ( 3-month
USD LIBOR + 3.75% ), 10/01/26 ......................... Luxembourg 9,503,531 9,412,107
19,320,957
a a a a a a
i
Pharmaceuticals 1.9%
Bausch Health Cos., Inc. , Second Amendment CME Term Loan ,
10.24% , ( 1-month SOFR + 5.25% ), 2/01/27 ................ United States 1,634,278 1,324,321
Grifols Worldwide Operations Ltd. , Dollar Tranche Term Loan, B ,
7.025% , ( 1-month USD LIBOR + 2% ), 11/15/27 ............. Spain 2,000,000 1,950,000
Jazz Pharmaceuticals plc , Initial Dollar Term Loan , 8.525% , ( 1-month
USD LIBOR + 3.5% ), 5/05/28 ........................... United States 7,516,452 7,515,099
Organon & Co. , Dollar Term Loan , 8% , ( 3-month USD LIBOR + 3% ),
6/02/28 ........................................... United States 3,857,082 3,856,291
Perrigo Co. plc , Initial CME Term Loan, B , 7.332% , ( 1-month SOFR
+ 2.25% ), 4/20/29 ................................... United States 3,197,594 3,186,946
PetVet Care Centers LLC , First Lien, 2021 First Lien Replacement
Term Loan , 8.525% , ( 1-month USD LIBOR + 3.5% ), 2/14/25 .... United States 5,729,471 5,527,736
23,360,393
a a a a a a
i
Professional Services 1.2%
CCRR Parent, Inc. , First Lien, Initial Term Loan , 8.78% , ( 1-month
USD LIBOR + 3.75% ), 3/06/28 .......................... United States 6,219,729 6,017,588
CHG Healthcare Services, Inc. , First Lien, Initial Term Loan , 8.275% ,
( 1-month USD LIBOR + 3.25% ), 9/29/28 .................. United States 5,568,975 5,543,219
Dun & Bradstreet Corp. (The) , Initial Term Loan , 8.268% , ( 1-month
USD LIBOR + 3.25% ), 2/06/26 .......................... United States 3,836,966 3,836,371
15,397,178
a a a a a a
Real Estate Management & Development 0.0%
†
i
Cushman & Wakefield US Borrower LLC , Replacement Term Loan ,
7.775% , ( 1-month USD LIBOR + 2.75% ), 8/21/25 ............ United States 8,769 8,622
i
Software 8.9%
Atlas Purchaser, Inc. , First Lien, Initial Term Loan , 10.385% ,
( 3-month USD LIBOR + 5.25% ), 5/08/28 .................. United States 1,908,202 1,348,459
Central Parent, Inc. , Initial CME Term Loan, B , 9.148% , ( 3-month
SOFR + 4.25% ), 7/06/29 .............................. United States 1,539,000 1,539,408
Cloudera, Inc. ,
First Lien, Initial CME Term Loan, 8.832%, (1-month SOFR +
3.75%), 10/08/28 .................................... United States 6,018,300 5,826,467
Second Lien, Initial CME Term Loan, 11.082%, (1-month SOFR +
6%), 10/08/29 ...................................... United States 2,723,141 2,428,129
Cornerstone OnDemand, Inc. , First Lien, Initial Term Loan , 8.775% ,
( 1-month USD LIBOR + 3.75% ), 10/16/28 ................. United States 2,236,464 2,006,287

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Software (continued)
DCert Buyer, Inc. ,
First Lien, Initial CME Term Loan, 8.696%, (6-month SOFR + 4%),
10/16/26 .......................................... United States 12,120,776 $ 12,029,265
Second Lien, First Amendment Refinancing Term Loan, 11.696%,
(3-month USD LIBOR + 7%), 2/19/29 ..................... United States 5,168,879 4,798,968
ECI Macola/MAX Holding LLC , First Lien, Initial Term Loan , 8.909% ,
( 3-month USD LIBOR + 3.75% ), 11/09/27 .................. United States 3,758,946 3,719,402
Epicor Software Corp. , Term Loan, C , 8.275% , ( 1-month USD LIBOR
+ 3.25% ), 7/30/27 ................................... United States 8,166,990 8,077,072
Genesys Cloud Services Holdings I LLC , 2020 Initial Dollar Term
Loan , 9.025% , ( 1-month USD LIBOR + 4% ), 12/01/27 ........ United States 12,314,025 12,219,145
GoTo Group, Inc. , First Lien, Initial Term Loan , 9.59% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 5,833,014 3,609,177
Hyland Software, Inc. ,
First Lien, 2018 Refinancing Term Loan, 8.525%, (1-month USD
LIBOR + 3.5%), 7/01/24 ............................... United States 5,032,490 5,006,800
Second Lien, 2021 Refinancing Term Loan, 11.275%, (1-month
USD LIBOR + 6.25%), 7/07/25 .......................... United States 4,056,061 3,907,568
Idera, Inc. , First Lien, CME Term Loan, B1 , 8.653% , ( 1-month SOFR
+ 3.75% ), 3/02/28 ................................... United States 3,664,534 3,547,269
IGT Holding IV AB , CME Term Loan, B2 , 8.462% , ( 1-month SOFR +
3.4% ), 3/31/28 ...................................... Sweden 1,283,957 1,283,154
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing Term Loan, 9.212%,
(3-month USD LIBOR + 4.25%), 12/01/27 ................. United States 5,030,304 4,066,900
First Lien, First Amendment Term Loan, 8.984%, (3-month USD
LIBOR + 4%), 12/01/27 ............................... United States 300,278 240,739
McAfee Corp. , CME Term Loan, B1 , 8.653% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 8,001,263 7,564,074
Mitchell International, Inc. ,
First Lien, Initial Term Loan, 8.76%, (1-month USD LIBOR +
3.75%), 10/15/28 .................................... United States 5,570,868 5,366,696
Second Lien, Initial Term Loan, 11.525%, (1-month USD LIBOR +
6.5%), 10/15/29 ..................................... United States 428,571 367,033
Polaris Newco LLC , First Lien, Dollar Term Loan , 9.159% , ( 3-month
USD LIBOR + 4% ), 6/02/28 ............................ United States 4,815,214 4,475,476
Quest Software US Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.076% , ( 3-month SOFR + 4.25% ), 2/01/29 ................ United States 4,383,209 3,772,058
Rocket Software, Inc. , First Lien, Initial Term Loan , 9.275% , ( 1-month
USD LIBOR + 4.25% ), 11/28/25 ......................... United States 9,110 9,041
Sovos Compliance LLC , First Lien, Initial Term Loan , 9.525% ,
( 1-month USD LIBOR + 4.5% ), 8/11/28 ................... United States 2,135,001 2,073,320
UKG, Inc. ,
First Lien, 2021-2 Incremental CME Term Loan, 8.271%, (3-month
SOFR + 3.25%), 5/04/26 .............................. United States 4,684,095 4,568,585
First Lien, Initial CME Term Loan, 8.895%, (3-month SOFR +
3.75%), 5/04/26 ..................................... United States 4,218,844 4,156,996
Vision Solutions, Inc. (Precisely Software, Inc.) , First Lien, Third
Amendment Term Loan , 9.255% , ( 3-month USD LIBOR + 4% ),
4/24/28 ........................................... United States 2,933,086 2,616,723
110,624,211
a a a a a a
i
Specialty Retail 3.6%
k
Evergreen AcqCo 1 LP , Initial CME Term Loan , 10.66% , ( 3-month
SOFR + 5.5% ), 4/26/28 ............................... United States 4,827,178 4,760,804

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
i
Specialty Retail (continued)
Great Outdoors Group LLC , Term Loan, B2 , 8.775% , ( 1-month USD
LIBOR + 3.75% ), 3/06/28 .............................. United States 3,650,656 $ 3,627,857
Michaels Cos., Inc. (The) , Term Loan, B , 9.409% , ( 3-month USD
LIBOR + 4.25% ), 4/15/28 .............................. United States 3,849,078 3,538,554
Park River Holdings, Inc. , First Lien, Initial Term Loan , 8.522% ,
( 3-month USD LIBOR + 3.25% ), 12/28/27 ................. United States 1,189,194 1,114,656
Petco Health & Wellness Co., Inc. , First Lien, Initial CME Term Loan ,
8.41% , ( 3-month SOFR + 3.25% ), 3/03/28 ................. United States 5,239,449 5,173,642
PetSmart LLC , Initial CME Term Loan , 8.832% , ( 1-month SOFR +
3.75% ), 2/11/28 ..................................... United States 5,822,723 5,804,527
RealTruck Group, Inc. , Initial Term Loan , 8.775% , ( 1-month USD
LIBOR + 3.75% ), 1/31/28 .............................. United States 8,504,857 7,745,841
Restoration Hardware, Inc. , 2022 Incremental CME Term Loan ,
8.332% , ( 1-month SOFR + 3.25% ), 10/20/28 ............... United States 2,137,629 1,994,942
Staples, Inc. , 2019 Refinancing New Term Loan, B1 , 9.814% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 3,017,660 2,733,155
White Cap Supply Holdings LLC , Initial Closing Date CME Term
Loan , 8.732% , ( 1-month SOFR + 3.75% ), 10/19/27 .......... United States 2,925,469 2,905,356
Woof Holdings, Inc. , First Lien, Initial Term Loan , 8.76% , ( 1-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 5,971,195 5,792,060
45,191,394
a a a a a a
Technology Hardware, Storage & Peripherals 0.5%
i
Magenta Buyer LLC , First Lien, Initial Term Loan , 9.58% , ( 3-month
USD LIBOR + 4.75% ), 7/27/28 .......................... United States 6,803,397 5,757,375
i
Textiles, Apparel & Luxury Goods 0.5%
Champ Acquisition Corp. , First Lien, Initial Term Loan , 10.71% ,
( 3-month USD LIBOR + 5.5% ), 12/19/25 .................. United States 4,781,373 4,790,936
Tory Burch LLC , Initial Term Loan, B , 8.525% , ( 1-month USD LIBOR
+ 3.5% ), 4/16/28 .................................... United States 1,499,749 1,396,334
6,187,270
a a a a a a
i
Transportation Infrastructure 1.1%
First Student Bidco, Inc. ,
Incremental CME Term Loan, B, 8.998%, (3-month SOFR + 4%),
7/21/28 ........................................... United States 1,865,455 1,836,885
Incremental CME Term Loan, C, 8.998%, (3-month SOFR + 4%),
7/21/28 ........................................... United States 129,870 127,881
Initial Term Loan, B, 8.143%, (3-month USD LIBOR + 3%), 7/21/28 United States 4,401,484 4,203,704
Initial Term Loan, C, 8.143%, (3-month USD LIBOR + 3%), 7/21/28 United States 1,645,318 1,571,386
LaserShip, Inc. , First Lien, Initial Term Loan , 9.659% , ( 3-month USD
LIBOR + 4.5% ), 5/07/28 ............................... United States 6,916,410 5,987,017
13,726,873
a a a a a a
Total Senior Floating Rate Interests (Cost $1,018,680,807) ........................
962,012,676
Asset-Backed Securities 0.7%
Financial Services 0.7%
f,i
Alinea CLO Ltd. , 2018-1A , C , 144A, FRN , 7.15% , ( 3-month USD
LIBOR + 1.9% ), 7/20/31 . .............................. United States 7,000,000 6,721,212
f,i
Dryden 40 Senior Loan Fund , 2015-40A , CR , 144A, FRN , 6.964% ,
( 3-month USD LIBOR + 2.1% ), 8/15/31 . ................... United States 2,000,000 1,931,148

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
f,i
Galaxy XXV CLO Ltd. , 2018-25A , C , 144A, FRN , 7.255% , ( 3-month
USD LIBOR + 2% ), 10/25/31 . ........................... United States 500,000 $ 475,762
9,128,122
a a a a a a
Total Asset-Backed Securities (Cost $9,500,000) ................................
9,128,122
Shares
a
Escrows and Litigation Trusts 0.0%
a,b
Millennium Corporate Claim Trust, Escrow Account ............ United States 13,585,837 —
a,b
Millennium Lender Claim Trust, Escrow Account .............. United States 13,585,837 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $1,238,884,382) .............................
1,164,696,205
a
Short Term Investments 7.4%
a a
Country Shares
a
Value
a a a
Money Market Funds 5.0%
d,l
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 62,110,444 62,110,444
Total Money Market Funds (Cost $62,110,444) ..................................
62,110,444
Principal
Amount
*
a a a
Repurchase Agreements 2.0%
m
Joint Repurchase Agreement, 4.693%, 5/01/23 (Maturity Value
$24,219,960)
BNP Paribas Securities Corp. (Maturity Value $12,213,642)
Deutsche Bank Securities, Inc. (Maturity Value $4,678,327)
HSBC Securities (USA), Inc. (Maturity Value $7,327,991)
Collateralized by U.S. Government and Agency Securities, 2%
- 5.5%, 9/6/24 - 10/15/57; U.S. Treasury Bonds, Index Linked,
2% - 2.38%, 1/15/25 - 1/15/26; and U.S. Treasury Notes, 0.38%,
7/31/27 (valued at $24,708,072) ......................... 24,210,491 24,210,491
Total Repurchase Agreements (Cost $24,210,491) ...............................
24,210,491
Shares
n
Investments from Cash Collateral Received for
Loaned Securities 0.4%
Money Market Funds 0.4%
d,l
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 5,424,000 5,424,000
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $5,424,000) ............................................................
5,424,000
Total Short Term Investments (Cost $91,744,935 ) ................................
91,744,935
a
Total Investments (Cost $1,330,629,317) 100.8% ................................
$1,256,441,140
Other Assets, less Liabilities (0.8)% ...........................................
(9,906,931)
Net Assets 100.0% ...........................................................
$1,246,534,209

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Daily Access Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

See Abbreviations on page 354 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 11 regarding holdings of 5% voting securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
A portion or all of the security is on loan at April 30, 2023. See Note 1(f).
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $72,796,741, representing 5.8% of net assets.
g
See Note 1(h) regarding senior floating rate interests.
h
Income may be received in additional securities and/or cash.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1(c) regarding joint repurchase agreement.
n
See Note 1(f) regarding securities on loan.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.70 $9.55 $9.54 $9.65 $9.60 $9.84
Income from investment operations
a
:
Net investment income .............. 0.139
b
0.162
b
0.105
b
0.244
b
0.290 0.237
Net realized and unrealized gains (losses) 0.199 (0.735) 0.170 (0.079) 0.068 (0.185)
Total from investment operations ........ 0.338 (0.573) 0.275 0.165 0.358 0.052
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.168) (0.277) (0.265) (0.275) (0.308) (0.292)
Net asset value, end of period .......... $8.87 $8.70 $9.55 $9.54 $9.65 $9.60
Total return
c
....................... 3.91% (6.09)% 2.90% 1.77% 3.78% 0.54%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.93% 0.94% 0.94% 0.94% 0.96%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.66% 0.67% 0.67% 0.67% 0.68% 0.72%
Net investment income ............... 3.18% 1.77% 1.09% 2.58% 2.99% 2.43%
Supplemental data
Net assets, end of period (000’s) ........ $1,628,133 $1,726,461 $1,915,410 $1,778,666 $1,631,123 $1,499,579
Portfolio turnover rate ................ 13.54% 66.75% 85.02%
f
93.23% 51.93%
f
56.12%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 13.54% 55.24% 56.22%
f
67.97% 51.93%
f
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.66 $9.51 $9.50 $9.61 $9.56 $9.80
Income from investment operations
a
:
Net investment income .............. 0.121
b
0.120
b
0.068
b
0.205
b
0.251 0.168
Net realized and unrealized gains (losses) 0.189 (0.730) 0.169 (0.074) 0.068 (0.155)
Total from investment operations ........ 0.310 (0.610) 0.237 0.131 0.319 0.013
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.150) (0.240) (0.227) (0.242) (0.269) (0.253)
Net asset value, end of period .......... $8.82 $8.66 $9.51 $9.50 $9.61 $9.56
Total return
c
....................... 3.61% (6.49)% 2.50% 1.42% 3.38% 0.14%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.33% 1.35% 1.34% 1.34% 1.36%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.07% 1.07% 1.08% 1.07% 1.08% 1.12%
Net investment income ............... 2.79% 1.31% 0.71% 2.18% 2.59% 2.03%
Supplemental data
Net assets, end of period (000’s) ........ $52,964 $62,457 $99,990 $117,893 $135,372 $130,206
Portfolio turnover rate ................ 13.54% 66.75% 85.02%
f
93.23% 51.93%
f
56.12%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 13.54% 55.24% 56.22%
f
67.97% 51.93%
f
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
Year Ended
October 31,
2019
a
2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ................. $8.70 $9.55 $9.54 $9.65 $9.65
Income from investment operations
b
:
Net investment income .......................... 0.131
c
0.138
c
0.077
c
0.219
c
0.012
Net realized and unrealized gains (losses) ........... 0.186 (0.734) 0.174 (0.073) 0.001
Total from investment operations .................... 0.317 (0.596) 0.251 0.146 0.013
Less distributions from:
Net investment income and net foreign currency gains .. (0.157) (0.254) (0.241) (0.256) (0.013)
Net asset value, end of period ...................... $8.86 $8.70 $9.55 $9.54 $9.65
Total return
d
................................... 3.67% (6.33)% 2.64% 1.57% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ...... 1.22% 1.18% 1.17% 1.17% 1.19%
Expenses net of waiver and payments by affiliates
f
...... 0.92% 0.92% 0.92% 0.90% 0.93%
Net investment income ........................... 3.04% 1.51% 0.81% 2.33% 2.73%
Supplemental data
Net assets, end of period (000’s) .................... $328 $175 $198 $95 $18
Portfolio turnover rate ............................ 13.54% 66.75% 85.02%
g
93.23% 51.93%
g
Portfolio turnover rate excluding mortgage dollar rolls
h
.... 13.54% 55.24% 56.22%
g
67.97% 51.93%
g
a
For the period October 15, 2019 (effective date) to October 31, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.76 $9.61 $9.61 $9.71 $9.66 $9.90
Income from investment operations
a
:
Net investment income .............. 0.155
b
0.198
b
0.141
b
0.277
b
0.326 0.271
Net realized and unrealized gains (losses) 0.199 (0.738) 0.159 (0.071) 0.071 (0.178)
Total from investment operations ........ 0.354 (0.540) 0.300 0.206 0.397 0.093
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.184) (0.310) (0.300) (0.306) (0.347) (0.333)
Net asset value, end of period .......... $8.93 $8.76 $9.61 $9.61 $9.71 $9.66
Total return
c
....................... 4.07% (5.71)% 3.15% 2.20% 4.17% 0.96%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.58% 0.58% 0.58% 0.56% 0.55%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.30% 0.30% 0.30% 0.30% 0.30% 0.31%
Net investment income ............... 3.53% 2.15% 1.46% 2.92% 3.37% 2.84%
Supplemental data
Net assets, end of period (000’s) ........ $568,515 $601,379 $543,485 $553,603 $1,003,208 $1,017,856
Portfolio turnover rate ................ 13.54% 66.75% 85.02%
f
93.23% 51.93%
f
56.12%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 13.54% 55.24% 56.22%
f
67.97% 51.93%
f
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.75 $9.60 $9.60 $9.70 $9.65 $9.89
Income from investment operations
a
:
Net investment income .............. 0.150
b
0.182
b
0.128
b
0.269
b
0.315 0.264
Net realized and unrealized gains (losses) 0.199 (0.732) 0.161 (0.073) 0.069 (0.187)
Total from investment operations ........ 0.349 (0.550) 0.289 0.196 0.384 0.077
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.179) (0.300) (0.289) (0.297) (0.334) (0.317)
Net asset value, end of period .......... $8.92 $8.75 $9.60 $9.60 $9.70 $9.65
Total return
c
....................... 4.02% (5.83)% 3.03% 2.10% 4.04% 0.80%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.67% 0.69% 0.69% 0.69% 0.71%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.41% 0.41% 0.42% 0.42% 0.43% 0.47%
Net investment income ............... 3.41% 1.98% 1.33% 2.83% 3.24% 2.68%
Supplemental data
Net assets, end of period (000’s) ........ $191,554 $198,526 $251,429 $229,233 $254,314 $214,339
Portfolio turnover rate ................ 13.54% 66.75% 85.02%
f
93.23% 51.93%
f
56.12%
Portfolio turnover rate excluding mortgage
dollar rolls
g
........................ 13.54% 55.24% 56.22%
f
67.97% 51.93%
f
44.01%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions.
g
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

,
a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 12,326,925 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 1,226,701 —
—
Total Common Stocks (Cost $92,988) ..........................................
—
Management Investment Companies 4.2%
Capital Markets 4.2%
d
Franklin Floating Rate Income Fund ....................... United States 13,061,900 102,013,439
Total Management Investment Companies (Cost $107,664,756) ...................
102,013,439
Principal
Amount
*
Corporate Bonds 26.8%
Aerospace & Defense 0.6%
Boeing Co. (The) , Senior Note , 2.196% , 2/04/26 ..............
United States 10,400,000 9,671,371
General Dynamics Corp. , Senior Note , 3.25% , 4/01/25 .........
United States 4,000,000 3,901,202
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,500,000 1,509,438
15,082,011
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 1,700,000 1,609,184
Automobile Components 0.0%
†
e
Allison Transmission, Inc. , Senior Bond , 144A, 4.75% , 10/01/27 .. United States 1,200,000 1,145,142
Automobiles 0.3%
e
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.95% , 3/30/25 ..................................... Germany 7,100,000 7,111,971
Banks 9.5%
Bank of America Corp. ,
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 11,000,000 10,953,045
Senior Note, 2.015% to 2/12/25, FRN thereafter, 2/13/26 ...... United States 3,500,000 3,293,473
Senior Note, 3.384% to 4/01/25, FRN thereafter, 4/02/26 ...... United States 8,300,000 8,008,201
Bank of Montreal , H , Senior Note , 4.25% , 9/14/24 .............
Canada 9,850,000 9,724,667
Bank of Nova Scotia (The) , Senior Note , 2.951% , 3/11/27 .......
Canada 7,000,000 6,581,217
e
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 5,700,000 5,446,361
e
BPCE SA , Senior Note , 144A, 2.375% , 1/14/25 ............... France 7,000,000 6,620,081
Citigroup, Inc. ,
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 11,000,000 10,984,202
Senior Note, 3.29% to 3/16/25, FRN thereafter, 3/17/26 ....... United States 8,200,000 7,916,231
Senior Note, 3.106% to 4/07/25, FRN thereafter, 4/08/26 ...... United States 6,500,000 6,256,605
Sub. Bond, 4.6%, 3/09/26 ............................. United States 2,600,000 2,571,339
HSBC Holdings plc ,
Senior Bond, 4.3%, 3/08/26 ............................ United Kingdom 800,000 785,992
Senior Note, 4.18% to 12/08/24, FRN thereafter, 12/09/25 ..... United Kingdom 6,000,000 5,863,806
Senior Note, 2.013% to 9/21/27, FRN thereafter, 9/22/28 ...... United Kingdom 7,600,000 6,620,265
Huntington National Bank (The) , Senior Note , 5.699% to 11/17/24,
FRN thereafter , 11/18/25 .............................. United States 7,900,000 7,718,174
JPMorgan Chase & Co. ,
Senior Note, 3.845% to 6/13/24, FRN thereafter, 6/14/25 ...... United States 5,400,000 5,303,414
Senior Note, 2.083% to 4/21/25, FRN thereafter, 4/22/26 ...... United States 18,200,000 17,156,719

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Sub. Bond, 3.875%, 9/10/24 ........................... United States 8,400,000 $ 8,259,262
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 5,400,000 5,173,805
Manufacturers & Traders Trust Co. , Senior Note , 5.4% , 11/21/25 ..
United States 7,900,000 7,722,142
Mitsubishi UFJ Financial Group, Inc. ,
Senior Note, 5.063% to 9/11/24, FRN thereafter, 9/12/25 ...... Japan 10,700,000 10,648,890
f
Senior Note, FRN, 5.719%, (1-year CMT T-Note + 1.08%),
2/20/26 ........................................... Japan 1,000,000 1,005,777
National Bank of Canada , Senior Note , 3.75% to 6/08/24, FRN
thereafter , 6/09/25 ................................... Canada 6,600,000 6,476,548
e
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 3,800,000 3,779,661
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 5,900,000 5,169,376
e
Shinhan Bank Co. Ltd. , Senior Note , 144A, 1.375% , 10/21/26 .... South Korea 6,500,000 5,803,284
e
Societe Generale SA ,
Senior Note, 144A, 2.226% to 1/20/25, FRN thereafter, 1/21/26 . France 6,600,000 6,156,706
Senior Note, 144A, 1.792% to 6/08/26, FRN thereafter, 6/09/27 . France 3,900,000 3,428,291
Toronto-Dominion Bank (The) , Senior Note , 4.285% , 9/13/24 .....
Canada 13,900,000 13,747,666
Truist Financial Corp. , Senior Note , 5.9% to 10/27/25, FRN
thereafter , 10/28/26 .................................. United States 6,800,000 6,836,113
Wells Fargo & Co. ,
Senior Note, 1.654% to 6/01/23, FRN thereafter, 6/02/24 ...... United States 9,800,000 9,767,470
Senior Note, 2.188% to 4/29/25, FRN thereafter, 4/30/26 ...... United States 13,400,000 12,628,686
Sub. Bond, 4.1%, 6/03/26 ............................. United States 3,000,000 2,925,840
231,333,309
Beverages 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Note , 3.65% , 2/01/26 ........................... Belgium 8,000,000 7,867,619
e
Coca-Cola Europacific Partners plc , Senior Note , 144A, 1.5% ,
1/15/27 ........................................... United Kingdom 4,400,000 3,940,093
11,807,712
Biotechnology 0.3%
AbbVie, Inc. ,
Senior Bond, 3.6%, 5/14/25 ............................ United States 810,000 791,593
Senior Note, 3.8%, 3/15/25 ............................ United States 600,000 590,070
Senior Note, 2.95%, 11/21/26 .......................... United States 500,000 474,814
Amgen, Inc. , Senior Note , 5.15% , 3/02/28 ...................
United States 5,700,000 5,836,144
7,692,621
Broadline Retail 0.0%
a,e,g
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 1,068,278 —
a,e,g
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 470,581 —
—
Capital Markets 2.7%
Bank of New York Mellon (The) , Senior Note , 5.224% to 11/20/24,
FRN thereafter , 11/21/25 .............................. United States 7,900,000 7,916,575
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 5,100,000 4,750,395
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 500,000 487,340

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Deutsche Bank AG ,
Senior Note, 2.222% to 9/17/23, FRN thereafter, 9/18/24 ...... Germany 7,000,000 $ 6,857,624
Senior Note, 4.162%, 5/13/25 .......................... Germany 6,600,000 6,375,837
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 3.75%, 2/25/26 ........................... United States 6,500,000 6,338,179
Senior Note, 5.7%, 11/01/24 ........................... United States 5,400,000 5,450,260
Senior Note, 4.387% to 6/14/26, FRN thereafter, 6/15/27 ...... United States 2,700,000 2,655,208
Senior Note, 2.64% to 2/23/27, FRN thereafter, 2/24/28 ....... United States 5,500,000 5,038,159
Morgan Stanley ,
Senior Bond, 3.7%, 10/23/24 ........................... United States 1,400,000 1,373,434
Senior Note, 2.188% to 4/27/25, FRN thereafter, 4/28/26 ...... United States 3,800,000 3,578,891
Sub. Bond, 4.35%, 9/08/26 ............................ United States 7,800,000 7,634,683
e,f
UBS Group AG , Senior Note , 144A, FRN , 5.711% , ( 1-year CMT
T-Note + 1.55% ), 1/12/27 .............................. Switzerland 6,500,000 6,485,813
64,942,398
Communications Equipment 0.0%
†
e
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 900,000 847,182
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Note , 3% , 10/29/28 .................................. Ireland 3,000,000 2,613,902
Capital One Financial Corp. , Senior Bond , 3.8% , 1/31/28 ........
United States 7,000,000 6,544,107
Caterpillar Financial Services Corp. , Senior Note , 1.45% , 5/15/25 .
United States 1,100,000 1,036,939
10,194,948
Consumer Staples Distribution & Retail 0.1%
e
Cencosud SA , Senior Bond , 144A, 4.375% , 7/17/27 ........... Chile 2,900,000 2,808,657
Containers & Packaging 0.0%
†
e
Owens-Brockway Glass Container, Inc. , Senior Note , 144A, 5.875% ,
8/15/23 ........................................... United States 297,000 297,043
Diversified Consumer Services 0.1%
Grand Canyon University , Secured Note , 4.125% , 10/01/24 ......
United States 1,900,000 1,810,510
Diversified Telecommunication Services 0.7%
e
Iliad Holding SASU , Senior Secured Note , 144A, 6.5% , 10/15/26 .. France 2,000,000 1,926,220
Verizon Communications, Inc. , Senior Note , 1.45% , 3/20/26 .....
United States 15,700,000 14,468,420
16,394,640
Electric Utilities 1.4%
Exelon Corp. , Senior Bond , 3.4% , 4/15/26 ...................
United States 7,000,000 6,765,975
e
Korea East-West Power Co. Ltd. ,
Senior Note, 144A, 3.875%, 7/19/23 ..................... South Korea 4,800,000 4,790,262
Senior Note, 144A, 1.75%, 5/06/25 ...................... South Korea 8,500,000 7,987,028
Senior Note, 144A, 3.6%, 5/06/25 ....................... South Korea 4,700,000 4,577,865
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 2,700,000 2,746,236
Southern Co. (The) , Senior Bond , 3.25% , 7/01/26 .............
United States 6,850,000 6,568,437
33,435,803
Entertainment 0.8%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,500,000 2,440,601
Netflix, Inc. ,
Senior Bond, 5.75%, 3/01/24 ........................... United States 1,800,000 1,809,072

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Netflix, Inc., (continued)
Senior Bond, 4.375%, 11/15/26 ......................... United States 3,100,000 $ 3,080,845
e
Senior Note, 144A, 3.625%, 6/15/25 ..................... United States 3,100,000 3,008,832
Walt Disney Co. (The) , Senior Note , 1.75% , 1/13/26 ...........
United States 6,600,000 6,200,459
e
Warnermedia Holdings, Inc. , Senior Note , 144A, 3.428% , 3/15/24 . United States 2,250,000 2,201,190
18,740,999
Financial Services 0.5%
a,f
Cia Securitizadora de Creditos Financeiros Vert-Fintech , 12 , Senior
Secured Note , FRN , 14.9% , ( BZDIOVRA + 5.75% ), 2/14/24 .... Brazil 8,489,727 BRL 947,824
e
EDP Finance BV , Senior Note , 144A, 1.71% , 1/24/28 .......... Portugal 6,500,000 5,638,238
Fiserv, Inc. , Senior Note , 2.25% , 6/01/27 ....................
United States 5,200,000 4,736,877
11,322,939
Food Products 0.1%
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note , 144A, 2.5% , 1/15/27 ....................... United States 3,700,000 3,297,736
Health Care Equipment & Supplies 0.1%
Edwards Lifesciences Corp. , Senior Bond , 4.3% , 6/15/28 .......
United States 300,000 300,365
e
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.55% ,
11/15/24 .......................................... United States 2,800,000 2,813,117
3,113,482
Health Care Providers & Services 0.6%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................
United States 2,700,000 2,386,422
Cigna Group (The) , Senior Note , 1.25% , 3/15/26 ..............
United States 8,300,000 7,577,928
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 15,000 14,036
Quest Diagnostics, Inc. , Senior Bond , 3.45% , 6/01/26 ..........
United States 4,150,000 4,016,092
13,994,478
Health Care REITs 0.2%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5% , 10/15/27 ....................................... United States 6,900,000 5,788,820
Hotels, Restaurants & Leisure 0.2%
Sands China Ltd. , Senior Note , 2.8% , 3/08/27 ................
Macau 3,400,000 2,970,880
e
Studio City Finance Ltd. , Senior Note , 144A, 6% , 7/15/25 ....... Macau 2,700,000 2,485,161
5,456,041
Insurance 1.6%
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Secured Note , 144A, 6.75% , 4/15/28 ..................... United States 2,000,000 1,999,643
e
GA Global Funding Trust , Secured Note , 144A, 3.85% , 4/11/25 ... United States 11,300,000 10,883,046
e
Metropolitan Life Global Funding I ,
Secured Note, 144A, 4.05%, 8/25/25 ..................... United States 7,000,000 6,856,858
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 4,100,000 4,172,075
e
New York Life Global Funding , Secured Note , 144A, 3.6% , 8/05/25 United States 10,700,000 10,420,388
e
Protective Life Global Funding , Secured Note , 144A, 3.218% ,
3/28/25 ........................................... United States 4,000,000 3,851,848
38,183,858
Interactive Media & Services 0.1%
e
Tencent Holdings Ltd. , Senior Note , 144A, 1.81% , 1/26/26 ....... China 3,000,000 2,769,846

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc. , Senior Note , 3.3% , 3/15/27 .........
United States 900,000 $ 854,308
Illumina, Inc. , Senior Note , 5.8% , 12/12/25 ..................
United States 4,000,000 4,066,517
4,920,825
Machinery 0.2%
Parker-Hannifin Corp. , Senior Note , 3.65% , 6/15/24 ...........
United States 4,700,000 4,630,964
Media 0.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Note , 4.908% , 7/23/25 ..... United States 8,000,000 7,927,520
e
DISH DBS Corp. , Senior Secured Note , 144A, 5.25% , 12/01/26 ... United States 2,600,000 1,990,839
Fox Corp. , Senior Note , 3.05% , 4/07/25 .....................
United States 2,000,000 1,929,724
e
Sirius XM Radio, Inc. , Senior Note , 144A, 3.125% , 9/01/26 ...... United States 2,000,000 1,792,060
13,640,143
Metals & Mining 0.0%
†
e
Novelis Corp. , Senior Note , 144A, 3.25% , 11/15/26 ............ United States 1,000,000 916,559
Multi-Utilities 0.1%
Dominion Energy, Inc. , D , Senior Bond , 2.85% , 8/15/26 .........
United States 1,300,000 1,225,806
Oil, Gas & Consumable Fuels 1.8%
BP Capital Markets America, Inc. , Senior Note , 3.41% , 2/11/26 ...
United States 7,000,000 6,859,303
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 5,800,000 5,847,011
Chevron Corp. , Senior Note , 1.554% , 5/11/25 ................
United States 4,500,000 4,255,372
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 2,000,000 1,992,554
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 .............
United States 5,200,000 5,158,254
EnLink Midstream Partners LP , Senior Bond , 4.85% , 7/15/26 .....
United States 3,900,000 3,802,500
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 2,900,000 2,897,273
MPLX LP , Senior Note , 4.875% , 12/01/24 ...................
United States 6,800,000 6,776,187
Sabine Pass Liquefaction LLC ,
Senior Secured Note, 5.75%, 5/15/24 .................... United States 2,000,000 2,000,444
Senior Secured Note, 5.625%, 3/01/25 ................... United States 2,000,000 2,010,330
Williams Cos., Inc. (The) , Senior Bond , 4% , 9/15/25 ...........
United States 2,300,000 2,253,539
43,852,767
Passenger Airlines 0.2%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,300,000 1,278,087
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 3,836,000 3,763,267
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% , 4/15/26 . United States 300,000 286,867
5,328,221
Personal Care Products 0.5%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .........
United States 3,700,000 3,534,025
e
Kenvue, Inc. , Senior Note , 144A, 5.05% , 3/22/28 .............. United States 7,500,000 7,770,674
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 600,000 358,800
11,663,499
Pharmaceuticals 0.9%
AstraZeneca plc , Senior Note , 0.7% , 4/08/26 .................
United Kingdom 6,300,000 5,719,665

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
e
Bayer US Finance II LLC ,
Senior Note, 144A, 3.875%, 12/15/23 .................... Germany 5,800,000 $ 5,741,065
Senior Note, 144A, 4.25%, 12/15/25 ..................... Germany 4,600,000 4,511,707
Bristol-Myers Squibb Co. , Senior Note , 2.9% , 7/26/24 ..........
United States 2,551,000 2,499,066
Royalty Pharma plc , Senior Note , 1.75% , 9/02/27 .............
United States 700,000 614,158
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
4.75% , 5/09/27 ..................................... Israel 2,200,000 2,063,129
21,148,790
Real Estate Management & Development 0.0%
†
e
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 700,000 EUR 565,155
Semiconductors & Semiconductor Equipment 0.4%
e
Analog Devices, Inc. , Senior Note , 144A, 3.45% , 6/15/27 ....... United States 800,000 777,052
e
SK Hynix, Inc. , Senior Note , 144A, 1.5% , 1/19/26 ............. South Korea 9,900,000 8,758,787
9,535,839
Specialty Retail 0.0%
†
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 600,000 616,238
Senior Note, 5.95%, 3/09/28 ........................... United States 500,000 516,400
e,f,h
Party City Holdings, Inc. , Senior Secured Note , 144A, FRN , 10.13% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 565,890 79,225
1,211,863
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. , Senior Note , 5.9% , 10/01/24 ....
United States 5,690,000 5,752,016
Tobacco 0.7%
Altria Group, Inc. , Senior Note , 2.35% , 5/06/25 ...............
United States 4,200,000 4,005,222
e
Imperial Brands Finance plc ,
Senior Bond, 144A, 4.25%, 7/21/25 ...................... United Kingdom 5,495,000 5,333,988
Senior Note, 144A, 3.125%, 7/26/24 ..................... United Kingdom 700,000 677,172
Philip Morris International, Inc. , Senior Note , 4.875% , 2/15/28 ....
United States 7,700,000 7,771,446
17,787,828
Wireless Telecommunication Services 0.1%
e
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC , Senior Secured Note , 144A, 4.738% ,
3/20/25 ........................................... United States 400,001 397,456
T-Mobile USA, Inc. , Senior Note , 2.25% , 2/15/26 ..............
United States 2,900,000 2,701,436
3,098,892
Total Corporate Bonds (Cost $689,098,326) .....................................
654,460,497
i
Marketplace Loans 2.8%
a
Financial Services 2.8%
a a a a a a
Total Marketplace Loans (Cost $73,749,481) ....................................
67,525,545
Foreign Government and Agency Securities 2.3%
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
j
3,900,000 3,613,857
Colombia Government Bond , Senior Bond , 8.125% , 5/21/24 .....
Colombia 5,300,000 5,415,736

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
e
Comision Federal de Electricidad , Senior Bond , 144A, 4.75% ,
2/23/27 ........................................... Mexico 6,300,000 $ 6,067,341
e,k
Electricite de France SA , Junior Sub. Bond , 144A, 5.625% to
1/21/24, FRN thereafter , Perpetual ....................... France 2,200,000 2,126,709
Equinor ASA ,
Senior Note, 2.875%, 4/06/25 ........................... Norway 15,300,000 14,844,929
Senior Note, 1.75%, 1/22/26 ........................... Norway 5,400,000 5,051,040
Export-Import Bank of Korea , Senior Bond , 2.875% , 1/21/25 .....
South Korea 2,000,000 1,941,060
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 2,800,000 2,837,450
Peru Government Bond ,
Senior Bond, 7.35%, 7/21/25 ........................... Peru 3,300,000 3,484,613
Senior Bond, 2.783%, 1/23/31 .......................... Peru 800,000 694,862
Petroleos Mexicanos , Senior Note , 6.875% , 10/16/25 ..........
Mexico 990,000 975,947
Philippines Government Bond , Senior Bond , 4.2% , 1/21/24 ......
Philippines 1,600,000 1,593,184
e
Romania Government Bond , Senior Bond , 144A, 4.875% , 1/22/24 . Romania 6,500,000 6,499,597
Total Foreign Government and Agency Securities (Cost $58,254,510) ..............
55,146,325
U.S. Government and Agency Securities 34.4%
U.S. Treasury Notes ,
0.125%, 10/15/23 .................................... United States 110,000,000 107,639,121
2.875%, 10/31/23 .................................... United States 52,000,000 51,489,375
2.875%, 11/30/23 .................................... United States 130,000,000 128,536,075
0.375%, 8/15/24 ..................................... United States 85,000,000 80,607,226
1.875%, 8/31/24 ..................................... United States 120,000,000 115,973,437
0.375%, 9/15/24 ..................................... United States 60,000,000 56,776,172
1%, 12/15/24 ....................................... United States 94,000,000 89,210,039
0.25%, 7/31/25 ..................................... United States 27,000,000 24,879,551
2.875%, 7/31/25 ..................................... United States 52,000,000 50,817,812
l
Index Linked, 0.125%, 4/15/26 .......................... United States 23,400,000 25,722,323
0.75%, 8/31/26 ..................................... United States 87,000,000 79,083,340
1.25%, 12/31/26 ..................................... United States 31,400,000 28,854,270
Total U.S. Government and Agency Securities (Cost $848,773,370) ................
839,588,741
Asset-Backed Securities 16.8%
Banks 0.7%
Capital One Multi-Asset Execution Trust , 2022-A2 , A , 3.49% ,
5/15/27 . ........................................... United States 9,780,000 9,589,657
Chase Issuance Trust , 2022-A1 , A , 3.97% , 9/15/27 . ............
United States 6,794,000 6,715,202
16,304,859
a a a a a a
Commercial Services & Supplies 0.5%
e,m
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 4.877% , 7/15/33 . .. Ireland 12,400,000 EUR 13,067,674
Consumer Finance 1.5%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ........................................... United States 18,235,000 17,968,596
Discover Card Execution Note Trust , 2022-A3 , A3 , 3.56% , 7/15/27 .
United States 18,930,000 18,563,159
36,531,755
a a a a a a
Financial Services 14.1%
e,n
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 4.827% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 . ........................... Ireland 500,000 EUR 525,430
e
American Homes 4 Rent Trust ,
2014-SFR3, A, 144A, 3.678%, 12/17/36 ................... United States 683,389 665,477
2015-SFR1, A, 144A, 3.467%, 4/17/52 .................... United States 5,220,134 5,052,416

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e,n
Apidos CLO XXXV , 2021-35A , A , 144A, FRN , 6.3% , ( 3-month USD
LIBOR + 1.05% ), 4/20/34 . ............................. United States 19,306,000 $ 18,937,474
e,n
Ares European CLO VIII DAC , 8A , BR , 144A, FRN , 4.777% ,
( 3-month EURIBOR + 1.6% ), 4/17/32 . .................... Ireland 700,000 EUR 739,319
BA Credit Card Trust , 2022-A1 , A1 , 3.53% , 11/15/27 . ...........
United States 3,870,000 3,795,767
e,n
Bain Capital Credit CLO Ltd. , 2018-1A , A1 , 144A, FRN , 6.233% ,
( 3-month USD LIBOR + 0.96% ), 4/23/31 . .................. United States 2,000,000 1,971,071
e,n
Blackrock European CLO IX DAC , 9A , A , 144A, FRN , 3.857% ,
( 3-month EURIBOR + 0.9% ), 12/15/32 . ................... Ireland 3,300,000 EUR 3,536,296
e,n
BlueMountain CLO XXXI Ltd. , 2021-31A , A1 , 144A, FRN , 6.415% ,
( 3-month USD LIBOR + 1.15% ), 4/19/34 . .................. United States 3,130,000 3,071,209
e,n
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 4.727% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 4,550,000 EUR 4,742,692
e,n
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.46% ,
( 3-month USD LIBOR + 2.2% ), 10/15/31 . .................. United States 7,300,000 6,866,972
e,n
Carlyle Global Market Strategies CLO Ltd. , 2016-1A , A1R2 , 144A,
FRN , 6.39% , ( 3-month USD LIBOR + 1.14% ), 4/20/34 . ........ United States 2,000,000 1,960,000
e,n
Carlyle US CLO Ltd. ,
2021-1A, A1, 144A, FRN, 6.4%, (3-month USD LIBOR + 1.14%),
4/15/34 ........................................... United States 17,876,000 17,624,711
2021-6A, A1, 144A, FRN, 6.42%, (3-month USD LIBOR + 1.16%),
7/15/34 ........................................... United States 7,750,000 7,598,875
e
CF Hippolyta Issuer LLC , 2020-1 , A1 , 144A, 1.69% , 7/15/60 . ..... United States 3,291,994 2,990,710
m
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% ,
3/01/33 . ........................................... United States 111,250 110,935
e,m
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 19.087%, 12/15/43 ............... United States 18,142 16,974
2019-26, PT, 144A, FRN, 18.556%, 8/15/44 ................ United States 183,070 173,252
2019-31, PT, 144A, FRN, 16.995%, 9/15/44 ................ United States 149,911 139,924
2019-37, PT, 144A, FRN, 18.427%, 10/17/44 ............... United States 162,490 154,899
2019-42, PT, 144A, FRN, 18.313%, 11/15/44 ............... United States 147,155 138,448
2019-51, PT, 144A, FRN, 16.752%, 1/15/45 ................ United States 378,523 357,232
2019-52, PT, 144A, FRN, 15.723%, 1/15/45 ................ United States 498,550 473,427
2019-S1, PT, 144A, FRN, 12.091%, 4/15/44 ................ United States 47,428 45,709
2019-S2, PT, 144A, FRN, 12.22%, 5/16/44 ................. United States 44,656 40,979
2019-S3, PT, 144A, FRN, 11.788%, 6/15/44 ................ United States 41,245 38,121
2019-S4, PT, 144A, FRN, 11.746%, 8/15/44 ................ United States 100,920 97,315
2019-S5, PT, 144A, FRN, 13.333%, 9/15/44 ................ United States 102,173 96,151
2019-S6, PT, 144A, FRN, 10.797%, 10/17/44 ............... United States 116,850 108,856
2019-S7, PT, 144A, FRN, 11.696%, 12/15/44 ............... United States 175,948 163,793
2019-S8, PT, 144A, FRN, 10.185%, 1/15/45 ................ United States 221,627 205,762
2020-2, PT, 144A, FRN, 14.271%, 3/15/45 ................. United States 465,812 440,263
2020-7, PT, 144A, FRN, 15.764%, 4/17/45 ................. United States 253,919 236,142
e,n
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.38% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 . ......................... United States 1,000,000 966,412
n
Countrywide Asset-Backed Certificates Trust , 2002-3 , 1A1 , FRN ,
5.76% , ( 1-month USD LIBOR + 0.74% ), 5/25/32 . ............ United States 428 425
n
CWABS, Inc. , 2004-1 , M1 , FRN , 5.77% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 . .................................... United States 27,094 26,455
e,n
Dryden 44 Euro CLO DAC , 2015-44A , A1RR , 144A, FRN , 4.057% ,
( 3-month EURIBOR + 0.88% ), 4/15/34 . ................... Ireland 20,020,000 EUR 21,372,462
e,n
Dryden 85 CLO Ltd. , 2020-85A , AR , 144A, FRN , 6.41% , ( 3-month
USD LIBOR + 1.15% ), 10/15/35 . ........................ United States 2,110,000 2,061,470
e,n
Ellington CLO III Ltd. , 2018-3A , A1 , 144A, FRN , 6.9% , ( 3-month USD
LIBOR + 1.65% ), 7/20/30 . ............................. United States 3,134,586 3,110,166
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 4,174,723 3,801,481

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e,n
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 5.892% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 . ......................... United States 1,500,000 $ 1,486,621
e,n
GoldenTree Loan Management US CLO 1 Ltd. , 2021-9A , A , 144A,
FRN , 6.32% , ( 3-month USD LIBOR + 1.07% ), 1/20/33 . ........ United States 15,731,000 15,526,497
e,n
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 3.541% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 . .......................... Ireland 15,000,000 EUR 16,095,193
e
Home Partners of America Trust , 2021-3 , B , 144A, 2.649% , 1/17/41 . United States 1,394,676 1,220,824
e,n
Madison Park Euro Funding VIII DAC , 8A , ARR , 144A, FRN ,
3.997% , ( 3-month EURIBOR + 0.82% ), 4/15/32 . ............. Ireland 17,600,000 EUR 18,905,554
e,n
Madison Park Funding L Ltd. , 2021-50A , A , 144A, FRN , 6.429% ,
( 3-month SOFR + 1.402% ), 4/19/34 . ..................... United States 8,850,000 8,788,588
e,n
Magnetite XXIX Ltd. , 2021-29A , A , 144A, FRN , 6.25% , ( 3-month
USD LIBOR + 0.99% ), 1/15/34 . ......................... United States 21,809,000 21,533,775
e,n
Magnetite XXVI Ltd. , 2020-26A , A1R , 144A, FRN , 6.375% , ( 3-month
USD LIBOR + 1.12% ), 7/25/34 . ......................... United States 20,000,000 19,627,564
e,n
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
6.661% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 . ........... United States 2,295,000 2,258,519
e,n
Neuberger Berman CLO XVI-S Ltd. , 2017-16SA , AR , 144A, FRN ,
6.3% , ( 3-month USD LIBOR + 1.04% ), 4/15/34 . ............. United States 15,000,000 14,682,130
e
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 13,870,000 12,068,333
e,n
Octagon 56 Ltd. , 2021-1A , A , 144A, FRN , 6.42% , ( 3-month USD
LIBOR + 1.16% ), 10/15/34 . ............................ United States 15,000,000 14,679,628
e,n
Octagon Investment Partners 18-R Ltd. , 2018-18A , A1A , 144A, FRN ,
6.22% , ( 3-month USD LIBOR + 0.96% ), 4/16/31 . ............ United States 1,000,000 989,000
e,n
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
6.35% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 . ............. United States 2,000,000 1,956,625
e,n
Octagon Investment Partners 46 Ltd. , 2020-2A , AR , 144A, FRN ,
6.42% , ( 3-month USD LIBOR + 1.16% ), 7/15/36 . ............ United States 17,400,000 16,973,700
e,n
OHA Credit Funding 3 Ltd. , 2019-3A , AR , 144A, FRN , 6.39% ,
( 3-month USD LIBOR + 1.14% ), 7/02/35 . .................. United States 9,500,000 9,354,783
e,n
OHA Credit Partners VII Ltd. , 2012-7A , AR3 , 144A, FRN , 5.985% ,
( 3-month USD LIBOR + 1.07% ), 2/20/34 . .................. United States 17,876,000 17,490,047
e,n
OHA Credit Partners XIII Ltd. , 2016-13A , AR , 144A, FRN , 6.431% ,
( 3-month USD LIBOR + 1.17% ), 10/25/34 . ................. United States 5,800,000 5,692,237
e,n
Palmer Square CLO Ltd. , 2021-2A , A , 144A, FRN , 6.41% , ( 3-month
USD LIBOR + 1.15% ), 7/15/34 . ......................... United States 3,863,000 3,793,814
e,m
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.626%, 3/15/26 ................ United States 244,389 238,522
2020-PT2, A, 144A, FRN, 16.315%, 4/15/26 ................ United States 297,141 284,236
2020-PT3, A, 144A, FRN, 9.626%, 5/15/26 ................. United States 108,193 101,510
n
RAAC Trust , 2004-SP1 , AII , FRN , 5.72% , ( 1-month USD LIBOR +
0.7% ), 3/25/34 . ..................................... United States 77,581 75,987
e,n
RR 14 Ltd. , 2021-14A , A1 , 144A, FRN , 6.38% , ( 3-month USD LIBOR
+ 1.12% ), 4/15/36 . ................................... United States 23,418,000 22,931,803
e,m
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.609%, 6/15/25 ................ United States 37,646 34,026
2019-PT2, A, 144A, FRN, 15.864%, 2/15/26 ................ United States 250,623 245,665
e,n
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.51% , ( 3-month USD
LIBOR + 1.25% ), 7/15/31 . ............................. United States 2,500,000 2,446,258
343,936,911
a a a a a a
Passenger Airlines 0.0%
†
American Airlines Pass-Through Trust , 2016-2 , AA , 3.2% , 6/15/28 .
United States 35,975 32,924

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Passenger Airlines (continued)
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 308,250 $ 299,137
332,061
a a a a a a
Total Asset-Backed Securities (Cost $422,144,312) ..............................
410,173,260
Commercial Mortgage-Backed Securities 2.1%
Financial Services 2.1%
Banc of America Commercial Mortgage Trust , 2015-UBS7 , A4 ,
3.705% , 9/15/48 ..................................... United States 100,000 95,717
e,n
BX Commercial Mortgage Trust ,
2019-XL, A, 144A, FRN, 5.924%, (1-month SOFR + 1.034%),
10/15/36 .......................................... United States 10,077,438 9,976,008
2021-VOLT, A, 144A, FRN, 5.648%, (1-month USD LIBOR +
0.7%), 9/15/36 ...................................... United States 5,430,000 5,247,056
e,n
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 5.637% , ( 1-month
USD LIBOR + 0.689% ), 10/15/36 ........................ United States 7,517,000 7,263,810
e,n
BX Trust , 2022-IND , A , 144A, FRN , 6.381% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 9,111,806 8,998,946
e
BXP Trust , 2017-GM , A , 144A, 3.379% , 6/13/39 .............. United States 2,000,000 1,789,391
m
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 836,002 544,703
e,n
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 5.648% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,145,000 9,030,678
e,m
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ..................................... United States 2,005,000 1,828,800
e,n
GS Mortgage Securities Corp. Trust , 2022-SHIP , A , 144A, FRN ,
5.621% , ( 1-month SOFR + 0.731% ), 8/15/36 ............... United States 1,850,000 1,838,390
GS Mortgage Securities Trust ,
2016-GS3, A4, 2.85%, 10/10/49 ......................... United States 600,000 554,915
2017-GS6, A3, 3.433%, 5/10/50 ......................... United States 2,000,000 1,878,025
JPMBB Commercial Mortgage Securities Trust ,
2015-C30, A5, 3.822%, 7/15/48 ......................... United States 1,500,000 1,440,326
2016-C1, A5, 3.576%, 3/17/49 .......................... United States 1,500,000 1,429,970
51,916,735
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $53,179,090) ................
51,916,735
Mortgage-Backed Securities 1.2%
o
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 4.044% - 4.14%, (12-month USD LIBOR +/- MBS Margin),
10/01/36 - 6/01/37 ................................... United States 592,264 596,077
596,077
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.0%
FHLMC Gold Pool, 15 Year, 5%, 10/01/23 ................... United States 1,158 1,164
FHLMC Gold Pool, 30 Year, 5%, 1/01/39 .................... United States 47,058 48,003
FHLMC Pool, 15 Year, 3%, 10/01/37 ....................... United States 12,173,408 11,573,784
FHLMC Pool, 15 Year, 3.5%, 10/01/37 ...................... United States 13,052,303 12,639,942
24,262,893
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.2%
FNMA, 2.895% - 5%, (1-year CMT T-Note +/- MBS Margin), 3/01/24
- 4/01/40 .......................................... United States 778,710 768,993
FNMA, 5.1%, (5-year CMT T-Note +/- MBS Margin), 2/01/30 ..... United States 18,305 18,317
FNMA, 3.205% - 5.26%, (12-month USD LIBOR +/- MBS Margin),
11/01/32 - 2/01/44 ................................... United States 3,598,144 3,603,718

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
o
Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.462% - 5.342%, (3-year CMT T-Note +/- MBS Margin),
2/01/26 - 6/01/34 .................................... United States 20,109 $ 19,877
FNMA, 5.375%, (6-month H15BDI +/- MBS Margin), 8/01/32 ..... United States 22,829 22,362
FNMA, 2.945% - 5.6%, (COFI 11th District +/- MBS Margin),
12/01/25 - 12/01/36 .................................. United States 39,153 38,269
FNMA, 5.705% - 5.85%, (1-month USD LIBOR +/- MBS Margin),
4/01/28 - 7/01/34 .................................... United States 40,628 40,627
FNMA, 4.665% - 5.939%, (12-month average of 1-year CMT +/-
MBS Margin), 11/01/30 - 10/01/44 ....................... United States 157,924 154,882
FNMA, 3.16% - 6.566%, (6-month USD LIBOR +/- MBS Margin),
1/01/25 - 8/01/37 .................................... United States 419,741 412,103
5,079,148
Federal National Mortgage Association (FNMA) Fixed Rate 0.0%
†
FNMA, 15 Year, 3.5%, 10/01/25 ........................... United States 137,529 135,011
FNMA, 15 Year, 4%, 12/01/25 ............................ United States 171,654 170,106
FNMA, 15 Year, 4.5%, 5/01/23 - 6/01/25 .................... United States 50,944 50,899
FNMA, 30 Year, 5%, 3/01/38 ............................. United States 6,398 6,520
362,536
o
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.625% - 2.875%, (1-year CMT T-Note +/- MBS Margin),
4/20/26 - 9/20/26 .................................... United States 4,829 4,721
4,721
Total Mortgage-Backed Securities (Cost $30,126,644) ............................
30,305,375
Municipal Bonds 1.5%
California 0.3%
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 6,420,000 5,887,937
San Jose Redevelopment Agency Successor Agency , Tax Allocation,
Senior Lien , 2017 A-T , Refunding , 3.226% , 8/01/27 .......... United States 190,000 180,495
6,068,432
Colorado 0.5%
Board of Governors of Colorado State University System , Revenue ,
2015 E-2 , 5% , 3/01/25 ................................ United States 100,000 103,732
Colorado Bridge Enterprise , Kiewit Meridiam Partners LLC ,
Revenue , 2021 B , 0.923% , 12/31/23 ..................... United States 13,400,000 13,041,578
13,145,310
Hawaii 0.1%
City & County Honolulu , Wastewater System , Revenue , 2019 B ,
Refunding , 2.233% , 7/01/24 ............................ United States 2,470,000 2,394,785
Massachusetts 0.1%
Massachusetts State College Building Authority , Revenue , 2019 C ,
Refunding , 2.256% , 5/01/26 ............................ United States 2,635,000 2,486,468
New York 0.3%
New York State Urban Development Corp. , State of New York Sales
Tax , Revenue , 2019 B , Refunding , 2.25% , 3/15/26 ........... United States 8,750,000 8,245,775
Ohio 0.0%
†
City of Cincinnati ,
GO, 2015 A, 5%, 12/01/25 ............................. United States 60,000 62,489

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
City of Cincinnati, (continued)
GO, 2015 A, Pre-Refunded, 5%, 12/01/25 ................. United States 40,000 $ 41,774
Teays Valley Local School District , GO , 2015 , Refunding , 4% ,
12/01/26 .......................................... United States 100,000 100,755
205,018
Texas 0.2%
Texas State University System , Revenue , 2019 B , Refunding ,
2.351% , 3/15/26 ..................................... United States 4,825,000 4,577,855
Total Municipal Bonds (Cost $38,699,863) ......................................
37,123,643
Residential Mortgage-Backed Securities 4.3%
Capital Markets 0.0%
†
n
Merrill Lynch Mortgage Investors Trust ,
2003-A, 1A, FRN, 5.76%, (1-month USD LIBOR + 0.74%), 3/25/28 United States 64,978 60,886
2003-E, A1, FRN, 5.64%, (1-month USD LIBOR + 0.62%),
10/25/28 .......................................... United States 158,647 146,853
207,739
a a a a a a
Financial Services 4.3%
n
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN ,
7.143% , ( 6-month USD LIBOR + 2% ), 6/25/45 .............. United States 171,977 169,932
e,m
BRAVO Residential Funding Trust , 2019-2 , A3 , 144A, FRN , 3.5% ,
10/25/44 .......................................... United States 3,363,081 3,200,498
m
CHL Mortgage Pass-Through Trust , 2004-11 , 2A1 , FRN , 3.403% ,
7/25/34 ........................................... United States 578,466 536,897
e,m
CIM Trust , 2019-INV1 , A1 , 144A, FRN , 4% , 2/25/49 ........... United States 97,543 93,619
e,m
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 2,968,148 2,894,285
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 103,779 63,350
e,m
CSMC Trust , 2014-IVR3 , A1 , 144A, FRN , 3.5% , 7/25/44 ........ United States 344,101 321,592
n
FHLMC STACR Debt Notes ,
2014-DN3, M3, FRN, 9.02%, (1-month USD LIBOR + 4%), 8/25/24 United States 694,852 703,643
2014-DN4, M3, FRN, 9.57%, (1-month USD LIBOR + 4.55%),
10/25/24 .......................................... United States 1,254,251 1,279,515
2014-HQ2, M3, FRN, 8.77%, (1-month USD LIBOR + 3.75%),
9/25/24 ........................................... United States 5,368,866 5,498,793
2016-DNA2, M3, FRN, 9.67%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 6,143,200 6,438,560
2016-HQA2, M3, FRN, 10.17%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 4,574,371 4,840,053
n
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 10.27%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 3,609,001 3,678,364
2014-C01, M2, FRN, 9.42%, (1-month USD LIBOR + 4.4%),
1/25/24 ........................................... United States 983,573 1,001,057
2014-C02, 2M2, FRN, 7.62%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 720,630 726,263
2014-C03, 2M2, FRN, 7.92%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 3,259,508 3,293,154
2014-C04, 1M2, FRN, 9.92%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 4,034,783 4,240,906
2014-C04, 2M2, FRN, 10.02%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 162,788 164,411

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
n
FNMA Connecticut Avenue Securities, (continued)
2015-C01, 1M2, FRN, 9.32%, (1-month USD LIBOR + 4.3%),
2/25/25 ........................................... United States 1,896,115 $ 1,967,064
2015-C02, 1M2, FRN, 9.02%, (1-month USD LIBOR + 4%),
5/25/25 ........................................... United States 2,630,414 2,745,395
2015-C03, 1M2, FRN, 10.02%, (1-month USD LIBOR + 5%),
7/25/25 ........................................... United States 2,743,599 2,921,090
2016-C01, 1M2, FRN, 11.77%, (1-month USD LIBOR + 6.75%),
8/25/28 ........................................... United States 611,070 660,757
2016-C01, 2M2, FRN, 11.97%, (1-month USD LIBOR + 6.95%),
8/25/28 ........................................... United States 2,137,279 2,259,760
m
GSR Mortgage Loan Trust , 2005-AR1 , 1A1 , FRN , 4.367% , 1/25/35 United States 87,620 79,814
m
J.P. Morgan Mortgage Trust ,
2004-A1, 5A1, FRN, 4.24%, 2/25/34 ...................... United States 17,903 17,523
e
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 11,074,200 9,742,139
e
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 2,181,895 1,910,833
e,m
Mill City Mortgage Loan Trust ,
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................... United States 3,536,537 3,423,739
2018-4, A1B, 144A, FRN, 3.5%, 4/25/66 ................... United States 4,825,810 4,662,605
n
New York Mortgage Trust , 2005-3 , M1 , FRN , 5.695% , ( 1-month USD
LIBOR + 0.675% ), 2/25/36 ............................. United States 54,452 52,142
e
OBX Trust ,
n
2018-1, A2, 144A, FRN, 5.67%, (1-month USD LIBOR + 0.65%),
6/25/57 ........................................... United States 830,275 786,702
m
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 .................. United States 1,911,446 1,678,083
e,m
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 7,283,746 6,378,867
e,m
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 11,035,127 9,864,791
n
Thornburg Mortgage Securities Trust , 2004-3 , A , FRN , 5.76% ,
( 1-month USD LIBOR + 0.74% ), 9/25/34 .................. United States 256,374 232,926
e,m
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 1,051,008 1,034,165
2018-4, A1, 144A, FRN, 3%, 6/25/58 ..................... United States 8,666,553 8,097,472
2019-1, A1, 144A, FRN, 3.75%, 3/25/58 ................... United States 6,668,612 6,380,636
104,041,395
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $114,011,026) ................
104,249,134
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 60,686 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 1,900,000 14,250
Total Escrows and Litigation Trusts (Cost $1,838,967) ...........................
14,250
Total Long Term Investments (Cost $2,437,633,333) .............................
2,352,516,944
a
Short Term Investments 3.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities 1.2%
p
Japan Treasury Bills, 6/20/23 ............................ Japan 3,726,000,000 JPY 27,356,402
Total Foreign Government and Agency Securities (Cost $27,282,604) ..............
27,356,402

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country Shares
a
Value
a a a
Money Market Funds 2.0%
d,q
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 48,909,523 $ 48,909,523
Total Money Market Funds (Cost $48,909,523) ..................................
48,909,523
Principal
Amount
*
a a a
Repurchase Agreements 0.0%
†
r
Joint Repurchase Agreement, 4.693%, 5/01/23 (Maturity Value
$1,037,141)
BNP Paribas Securities Corp. (Maturity Value $523,010)
Deutsche Bank Securities, Inc. (Maturity Value $200,334)
HSBC Securities (USA), Inc. (Maturity Value $313,797)
Collateralized by U.S. Government and Agency Securities, 2%
- 5.5%, 9/6/24 - 10/15/57; U.S. Treasury Bonds, Index Linked,
2% - 2.38%, 1/15/25 - 1/15/26; and U.S. Treasury Notes, 0.38%,
7/31/27 (valued at $1,058,043) .......................... 1,036,735 1,036,735
Total Repurchase Agreements (Cost $1,036,735) ................................
1,036,735
Total Short Term Investments (Cost $77,228,862 ) ................................
77,302,660
a
Total Investments (Cost $2,514,862,195) 99.6% ..................................
$2,429,819,604
Other Assets, less Liabilities 0.4% .............................................
11,673,732
Net Assets 100.0% ...........................................................
$2,441,493,336
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $670,067,863, representing 27.4% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Income may be received in additional securities and/or cash.
h
See Note 7 regarding credit risk and defaulted securities.
i
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
A supranational organization is an entity formed by two or more central governments through international treaties.
k
Perpetual security with no stated maturity date.
l
Principal amount of security is adjusted for inflation. See Note 1(k).
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
The security was issued on a discount basis with no stated coupon rate.
q
The rate shown is the annualized seven-day effective yield at period end.
r
See Note 1(c) regarding joint repurchase agreement.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

,
At April 30, 2023, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 2.8%
Block, Inc.
4789346.SQ.FTS.B, Zero Cpn, 5/29/23 ... $ 6,004 $ 1,189
4790074.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,864 426
4790139.SQ.FTS.B, Zero Cpn, 5/29/23 ... 1,165 610
4794467.SQ.FTS.B, Zero Cpn, 5/30/23 ... 116 47
4795042.SQ.FTS.B, Zero Cpn, 5/30/23 ... 207 53
4795965.SQ.FTS.B, Zero Cpn, 5/30/23 ... 142 61
4796271.SQ.FTS.B, Zero Cpn, 5/30/23 ... 2,362 870
4799750.SQ.FTS.B, Zero Cpn, 6/01/23 ... 3,222 1,271
4799793.SQ.FTS.B, Zero Cpn, 6/01/23 ... 5,445 787
4809823.SQ.FTS.B, Zero Cpn, 6/02/23 ... 196 88
4810478.SQ.FTS.B, Zero Cpn, 6/03/23 ... 14,769 3,872
4812032.SQ.FTS.B, Zero Cpn, 6/03/23 ... 308 59
4812628.SQ.FTS.B, Zero Cpn, 6/03/23 ... 7,404 1,533
4814186.SQ.FTS.B, Zero Cpn, 6/03/23 ... 3,604 610
4817063.SQ.FTS.B, Zero Cpn, 6/06/23 ... 19,394 6,263
4819764.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,187 333
4819908.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,489 430
4821196.SQ.FTS.B, Zero Cpn, 6/07/23 ... 3,303 1,174
4829812.SQ.FTS.B, Zero Cpn, 6/10/23 ... 563 72
4829826.SQ.FTS.B, Zero Cpn, 6/10/23 ... 2,529 711
4831455.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,185 177
4832246.SQ.FTS.B, Zero Cpn, 6/10/23 ... 58 33
4834515.SQ.FTS.B, Zero Cpn, 6/12/23 ... 733 349
4839177.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,366 124
4839467.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,586 500
4840100.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,543 303
4848330.SQ.FTS.B, Zero Cpn, 6/16/23 ... 28,214 5,789
4860368.SQ.FTS.B, Zero Cpn, 6/17/23 ... 989 368
4862382.SQ.FTS.B, Zero Cpn, 6/18/23 ... 5,131 478
4862453.SQ.FTS.B, Zero Cpn, 6/18/23 ... 2,320 1,214
4862500.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,859 707
4863124.SQ.FTS.B, Zero Cpn, 6/19/23 ... 682 456
4863679.SQ.FTS.B, Zero Cpn, 6/20/23 ... 16,205 2,618
4864955.SQ.FTS.B, Zero Cpn, 6/20/23 ... 7,356 2,396
4866679.SQ.FTS.B, Zero Cpn, 6/20/23 ... 1,660 595
4867369.SQ.FTS.B, Zero Cpn, 6/21/23 ... 774 273
4867627.SQ.FTS.B, Zero Cpn, 6/21/23 ... 2,052 634
4867691.SQ.FTS.B, Zero Cpn, 6/21/23 ... 43 28
4868123.SQ.FTS.B, Zero Cpn, 6/21/23 ... 536 92
4868571.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,897 960
4868930.SQ.FTS.B, Zero Cpn, 6/21/23 ... 1,648 394
4871945.SQ.FTS.B, Zero Cpn, 6/22/23 ... 5,985 965
4871988.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,773 1,366
4872471.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,391 227
4872677.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,424 1,384
4872979.SQ.FTS.B, Zero Cpn, 6/22/23 ... 1,188 759
4873083.SQ.FTS.B, Zero Cpn, 6/22/23 ... 9,479 2,163
4873181.SQ.FTS.B, Zero Cpn, 6/22/23 ... 315 146
4873268.SQ.FTS.B, Zero Cpn, 6/22/23 ... 6,701 2,726
4873395.SQ.FTS.B, Zero Cpn, 6/22/23 ... 816 484
4873945.SQ.FTS.B, Zero Cpn, 6/22/23 ... 3,094 339
4874117.SQ.FTS.B, Zero Cpn, 6/22/23 ... 7,527 2,528
4874185.SQ.FTS.B, Zero Cpn, 6/23/23 ... 107 87
4875505.SQ.FTS.B, Zero Cpn, 6/23/23 ... 876 280
4877302.SQ.FTS.B, Zero Cpn, 6/25/23 ... 624 137
4877319.SQ.FTS.B, Zero Cpn, 6/25/23 ... 1,558 377
Description
Principal
Amount Value
Block, Inc. (continued)
4877812.SQ.FTS.B, Zero Cpn, 6/26/23 ... $ 2,316 $ 633
4878083.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,064 627
4878164.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,972 854
4879426.SQ.FTS.B, Zero Cpn, 6/27/23 ... 5,723 4,862
4879470.SQ.FTS.B, Zero Cpn, 6/27/23 ... 7,569 3,834
4879704.SQ.FTS.B, Zero Cpn, 6/27/23 ... 2,687 1,756
4880047.SQ.FTS.B, Zero Cpn, 6/27/23 ... 132 41
4880109.SQ.FTS.B, Zero Cpn, 6/27/23 ... 11,934 3,789
4880571.SQ.FTS.B, Zero Cpn, 6/28/23 ... 14,651 4,825
4881599.SQ.FTS.B, Zero Cpn, 6/28/23 ... 3,436 425
4881617.SQ.FTS.B, Zero Cpn, 6/28/23 ... 1,646 330
4881988.SQ.FTS.B, Zero Cpn, 6/28/23 ... 41,908 11,751
4882243.SQ.FTS.B, Zero Cpn, 6/28/23 ... 273 94
4882388.SQ.FTS.B, Zero Cpn, 6/28/23 ... 2,668 1,308
4882604.SQ.FTS.B, Zero Cpn, 6/28/23 ... 4,323 1,061
4884730.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,682 957
4886936.SQ.FTS.B, Zero Cpn, 6/30/23 ... 29,822 2,996
4887776.SQ.FTS.B, Zero Cpn, 6/30/23 ... 7,028 2,903
4888984.SQ.FTS.B, Zero Cpn, 6/30/23 ... 2,562 2,056
4889578.SQ.FTS.B, Zero Cpn, 7/01/23 ... 6,235 1,892
4889959.SQ.FTS.B, Zero Cpn, 7/02/23 ... 4,290 772
4890877.SQ.FTS.B, Zero Cpn, 7/03/23 ... 5,698 4,242
4891549.SQ.FTS.B, Zero Cpn, 7/03/23 ... 3,364 643
4891653.SQ.FTS.B, Zero Cpn, 7/03/23 ... 307 224
4892791.SQ.FTS.B, Zero Cpn, 7/04/23 ... 325 260
4893163.SQ.FTS.B, Zero Cpn, 7/04/23 ... 12,426 2,837
4893412.SQ.FTS.B, Zero Cpn, 7/04/23 ... 2,909 1,550
4893551.SQ.FTS.B, Zero Cpn, 7/04/23 ... 387 48
4900969.SQ.FTS.B, Zero Cpn, 7/07/23 ... 3,523 1,207
4901122.SQ.FTS.B, Zero Cpn, 7/07/23 ... 611 90
4902587.SQ.FTS.B, Zero Cpn, 7/07/23 ... 4,894 772
4904451.SQ.FTS.B, Zero Cpn, 7/10/23 ... 3,360 1,161
4905226.SQ.FTS.B, Zero Cpn, 7/10/23 ... 847 209
4905832.SQ.FTS.B, Zero Cpn, 7/10/23 ... 8,409 2,111
4907134.SQ.FTS.B, Zero Cpn, 7/11/23 ... 207 197
4907500.SQ.FTS.B, Zero Cpn, 7/11/23 ... 4,190 939
4908035.SQ.FTS.B, Zero Cpn, 7/11/23 ... 5,837 588
4908081.SQ.FTS.B, Zero Cpn, 7/11/23 ... 7,326 3,662
4908604.SQ.FTS.B, Zero Cpn, 7/12/23 ... 2,567 407
4908999.SQ.FTS.B, Zero Cpn, 7/12/23 ... 190 44
4909783.SQ.FTS.B, Zero Cpn, 7/12/23 ... 144 50
4922859.SQ.FTS.B, Zero Cpn, 7/14/23 ... 1,173 854
4923842.SQ.FTS.B, Zero Cpn, 7/16/23 ... 1,929 398
4924187.SQ.FTS.B, Zero Cpn, 7/17/23 ... 357 133
4925184.SQ.FTS.B, Zero Cpn, 7/18/23 ... 2,723 1,141
4925548.SQ.FTS.B, Zero Cpn, 7/18/23 ... 19,089 8,655
4925972.SQ.FTS.B, Zero Cpn, 7/18/23 ... 7,444 3,721
4926169.SQ.FTS.B, Zero Cpn, 7/18/23 ... 261 187
4926818.SQ.FTS.B, Zero Cpn, 7/19/23 ... 208 156
4927104.SQ.FTS.B, Zero Cpn, 7/19/23 ... 7,625 2,952
4932557.SQ.FTS.B, Zero Cpn, 7/20/23 ... 625 337
4934870.SQ.FTS.B, Zero Cpn, 7/21/23 ... 3,518 1,681
4935141.SQ.FTS.B, Zero Cpn, 7/22/23 ... 886 443
4937154.SQ.FTS.B, Zero Cpn, 7/24/23 ... 2,729 1,578
4937358.SQ.FTS.B, Zero Cpn, 7/24/23 ... 640 95
4938018.SQ.FTS.B, Zero Cpn, 7/24/23 ... 107 56

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4938983.SQ.FTS.B, Zero Cpn, 7/25/23 ... $ 1,318 $ 267
4942412.SQ.FTS.B, Zero Cpn, 7/26/23 ... 13,011 2,701
4954891.SQ.FTS.B, Zero Cpn, 7/28/23 ... 106 58
4955142.SQ.FTS.B, Zero Cpn, 7/28/23 ... 497 419
4955556.SQ.FTS.B, Zero Cpn, 7/29/23 ... 1,374 133
4955815.SQ.FTS.B, Zero Cpn, 7/29/23 ... 422 273
4955840.SQ.FTS.B, Zero Cpn, 7/29/23 ... 146 112
4956027.SQ.FTS.B, Zero Cpn, 7/30/23 ... 649 444
4956138.SQ.FTS.B, Zero Cpn, 7/30/23 ... 204 168
4960204.SQ.FTS.B, Zero Cpn, 7/31/23 ... 466 198
4964441.SQ.FTS.B, Zero Cpn, 8/01/23 ... 1,438 693
4965912.SQ.FTS.B, Zero Cpn, 8/01/23 ... 12,530 5,742
4967772.SQ.FTS.B, Zero Cpn, 8/02/23 ... 7,951 2,904
4968011.SQ.FTS.B, Zero Cpn, 8/02/23 ... 732 408
4968065.SQ.FTS.B, Zero Cpn, 8/02/23 ... 9,113 3,554
4975394.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,503 343
4975732.SQ.FTS.B, Zero Cpn, 8/06/23 ... 314 213
4975986.SQ.FTS.B, Zero Cpn, 8/06/23 ... 1,390 849
4977296.SQ.FTS.B, Zero Cpn, 8/07/23 ... 44 40
4978753.SQ.FTS.B, Zero Cpn, 8/07/23 ... 192 59
4981564.SQ.FTS.B, Zero Cpn, 8/09/23 ... 474 273
4981810.SQ.FTS.B, Zero Cpn, 8/09/23 ... 1,655 393
4989575.SQ.FTS.B, Zero Cpn, 8/11/23 ... 1,283 355
4990427.SQ.FTS.B, Zero Cpn, 8/12/23 ... 646 193
4990812.SQ.FTS.B, Zero Cpn, 8/12/23 ... 3,319 673
4991412.SQ.FTS.B, Zero Cpn, 8/13/23 ... 1,244 550
4992493.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,319 453
4993188.SQ.FTS.B, Zero Cpn, 8/14/23 ... 339 228
4993580.SQ.FTS.B, Zero Cpn, 8/14/23 ... 600 273
5006161.SQ.FTS.B, Zero Cpn, 8/16/23 ... 331 240
5006216.SQ.FTS.B, Zero Cpn, 8/16/23 ... 523 245
5006802.SQ.FTS.B, Zero Cpn, 8/16/23 ... 7,127 2,602
5019192.SQ.FTS.B, Zero Cpn, 8/17/23 ... 10,195 3,241
5026306.SQ.FTS.B, Zero Cpn, 8/19/23 ... 5,011 2,836
5026534.SQ.FTS.B, Zero Cpn, 8/20/23 ... 402 258
5026883.SQ.FTS.B, Zero Cpn, 8/20/23 ... 6,739 3,116
5026993.SQ.FTS.B, Zero Cpn, 8/21/23 ... 5,715 2,522
5027172.SQ.FTS.B, Zero Cpn, 8/21/23 ... 156 93
5031525.SQ.FTS.B, Zero Cpn, 8/22/23 ... 625 501
5034894.SQ.FTS.B, Zero Cpn, 8/23/23 ... 93 72
5042184.SQ.FTS.B, Zero Cpn, 8/25/23 ... 686 444
5044115.SQ.FTS.B, Zero Cpn, 8/27/23 ... 1,033 306
5044278.SQ.FTS.B, Zero Cpn, 8/27/23 ... 5,451 648
5047301.SQ.FTS.B, Zero Cpn, 8/28/23 ... 4,140 1,051
5047438.SQ.FTS.B, Zero Cpn, 8/28/23 ... 6,121 3,393
5053049.SQ.FTS.B, Zero Cpn, 9/02/23 ... 110 102
5057829.SQ.FTS.B, Zero Cpn, 9/03/23 ... 981 135
5058089.SQ.FTS.B, Zero Cpn, 9/03/23 ... 14,656 7,085
5059764.SQ.FTS.B, Zero Cpn, 9/04/23 ... 353 315
5060384.SQ.FTS.B, Zero Cpn, 9/04/23 ... 182 141
5062108.SQ.FTS.B, Zero Cpn, 9/05/23 ... 2,002 195
5064256.SQ.FTS.B, Zero Cpn, 9/07/23 ... 139 121
5065553.SQ.FTS.B, Zero Cpn, 9/07/23 ... 11,144 1,116
5065961.SQ.FTS.B, Zero Cpn, 9/07/23 ... 627 396
5065983.SQ.FTS.B, Zero Cpn, 9/08/23 ... 900 492
5073687.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,910 1,302
5075271.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,903 397
5075710.SQ.FTS.B, Zero Cpn, 9/11/23 ... 2,580 1,842
Description
Principal
Amount Value
Block, Inc. (continued)
5075922.SQ.FTS.B, Zero Cpn, 9/11/23 ... $ 476 $ 145
5082270.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,154 1,007
5083204.SQ.FTS.B, Zero Cpn, 9/15/23 ... 6,174 2,878
5084881.SQ.FTS.B, Zero Cpn, 9/16/23 ... 2,472 1,156
5090985.SQ.FTS.B, Zero Cpn, 9/17/23 ... 597 197
5094121.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,891 1,061
5094327.SQ.FTS.B, Zero Cpn, 9/19/23 ... 1,375 610
5094655.SQ.FTS.B, Zero Cpn, 9/20/23 ... 3,042 1,130
5096024.SQ.FTS.B, Zero Cpn, 9/21/23 ... 9,453 3,347
5096286.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,680 1,137
5097330.SQ.FTS.B, Zero Cpn, 9/21/23 ... 15,418 5,540
5099070.SQ.FTS.B, Zero Cpn, 9/22/23 ... 659 413
5102362.SQ.FTS.B, Zero Cpn, 9/23/23 ... 26,662 7,714
5109707.SQ.FTS.B, Zero Cpn, 9/25/23 ... 912 549
5110232.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,917 1,621
5110354.SQ.FTS.B, Zero Cpn, 9/26/23 ... 1,660 1,200
5110450.SQ.FTS.B, Zero Cpn, 9/26/23 ... 4,298 1,331
5110550.SQ.FTS.B, Zero Cpn, 9/26/23 ... 108 93
5114631.SQ.FTS.B, Zero Cpn, 9/29/23 ... 2,038 564
5117843.SQ.FTS.B, Zero Cpn, 9/30/23 ... 857 284
5118658.SQ.FTS.B, Zero Cpn, 9/30/23 ... 879 558
5122398.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,431 1,378
5123250.SQ.FTS.B, Zero Cpn, 9/30/23 ... 2,259 715
5123870.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,315 1,145
5128373.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,046 946
5128536.SQ.FTS.B, Zero Cpn, 10/03/23 .. 645 623
5130538.SQ.FTS.B, Zero Cpn, 10/04/23 .. 2,193 377
5130975.SQ.FTS.B, Zero Cpn, 10/04/23 .. 739 544
5131522.SQ.FTS.B, Zero Cpn, 10/04/23 .. 646 497
5132890.SQ.FTS.B, Zero Cpn, 10/05/23 .. 30,012 11,662
5134488.SQ.FTS.B, Zero Cpn, 10/05/23 .. 1,144 242
5135982.SQ.FTS.B, Zero Cpn, 10/05/23 .. 11,822 4,397
5136603.SQ.FTS.B, Zero Cpn, 10/06/23 .. 3,676 1,794
5138301.SQ.FTS.B, Zero Cpn, 10/06/23 .. 2,419 1,315
5139670.SQ.FTS.B, Zero Cpn, 10/06/23 .. 377 317
5142732.SQ.FTS.B, Zero Cpn, 10/07/23 .. 204 86
5144732.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,684 630
5146188.SQ.FTS.B, Zero Cpn, 10/08/23 .. 6,782 2,522
5146412.SQ.FTS.B, Zero Cpn, 10/08/23 .. 541 512
5149047.SQ.FTS.B, Zero Cpn, 10/10/23 .. 525 486
5149203.SQ.FTS.B, Zero Cpn, 10/10/23 .. 964 387
5152039.SQ.FTS.B, Zero Cpn, 10/11/23 .. 2,706 1,020
5153658.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,893 1,621
5154060.SQ.FTS.B, Zero Cpn, 10/12/23 .. 494 450
5154965.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,911 1,542
5155680.SQ.FTS.B, Zero Cpn, 10/12/23 .. 521 194
5156338.SQ.FTS.B, Zero Cpn, 10/12/23 .. 3,089 1,615
5156676.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,284 296
5157032.SQ.FTS.B, Zero Cpn, 10/12/23 .. 936 730
5160593.SQ.FTS.B, Zero Cpn, 10/13/23 .. 14,723 4,164
5162594.SQ.FTS.B, Zero Cpn, 10/14/23 .. 617 91
5162690.SQ.FTS.B, Zero Cpn, 10/14/23 .. 464 437
5163078.SQ.FTS.B, Zero Cpn, 10/14/23 .. 418 415
5163731.SQ.FTS.B, Zero Cpn, 10/14/23 .. 7,841 5,213
5164639.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,405 668
5169690.SQ.FTS.B, Zero Cpn, 10/15/23 .. 422 378
5171609.SQ.FTS.B, Zero Cpn, 10/16/23 .. 2,819 2,456
5171784.SQ.FTS.B, Zero Cpn, 10/16/23 .. 3,650 3,216

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5172784.SQ.FTS.B, Zero Cpn, 10/17/23 .. $ 6,176 $ 2,875
5175595.SQ.FTS.B, Zero Cpn, 10/18/23 .. 1,254 747
5178912.SQ.FTS.B, Zero Cpn, 10/18/23 .. 371 231
5179416.SQ.FTS.B, Zero Cpn, 10/18/23 .. 2,654 814
5179923.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,877 1,425
5181201.SQ.FTS.B, Zero Cpn, 10/19/23 .. 6,478 2,020
5183474.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,204 973
5184429.SQ.FTS.B, Zero Cpn, 10/19/23 .. 1,319 1,067
5185761.SQ.FTS.B, Zero Cpn, 10/20/23 .. 1,073 632
5190095.SQ.FTS.B, Zero Cpn, 10/20/23 .. 11,711 5,923
5207329.SQ.FTS.B, Zero Cpn, 10/22/23 .. 3,440 2,809
5210392.SQ.FTS.B, Zero Cpn, 10/23/23 .. 2,424 517
5219088.SQ.FTS.B, Zero Cpn, 10/26/23 .. 1,943 1,368
5220601.SQ.FTS.B, Zero Cpn, 10/26/23 .. 868 365
5220660.SQ.FTS.B, Zero Cpn, 10/26/23 .. 1,756 984
5233596.SQ.FTS.B, Zero Cpn, 10/28/23 .. 4,036 2,922
5235135.SQ.FTS.B, Zero Cpn, 10/29/23 .. 331 304
5238450.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,203 585
5239973.SQ.FTS.B, Zero Cpn, 10/30/23 .. 2,484 930
5241436.SQ.FTS.B, Zero Cpn, 11/01/23 .. 3,606 933
5243291.SQ.FTS.B, Zero Cpn, 11/02/23 .. 222 65
5243505.SQ.FTS.B, Zero Cpn, 11/02/23 .. 20,719 8,181
5244949.SQ.FTS.B, Zero Cpn, 11/02/23 .. 2,287 1,296
5245623.SQ.FTS.B, Zero Cpn, 11/02/23 .. 4,047 1,573
5245808.SQ.FTS.B, Zero Cpn, 11/02/23 .. 89 82
5247166.SQ.FTS.B, Zero Cpn, 11/03/23 .. 250 198
5250245.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,051 335
5250706.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,546 862
5250769.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,742 171
5254509.SQ.FTS.B, Zero Cpn, 11/04/23 .. 437 237
5254554.SQ.FTS.B, Zero Cpn, 11/04/23 .. 5,092 734
5254769.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,097 1,027
5255302.SQ.FTS.B, Zero Cpn, 11/04/23 .. 19,141 5,624
5262459.SQ.FTS.B, Zero Cpn, 11/05/23 .. 220 135
5263778.SQ.FTS.B, Zero Cpn, 11/05/23 .. 840 642
5263936.SQ.FTS.B, Zero Cpn, 11/05/23 .. 293 264
5265964.SQ.FTS.B, Zero Cpn, 11/05/23 .. 394 287
5266447.SQ.FTS.B, Zero Cpn, 11/05/23 .. 520 237
5266476.SQ.FTS.B, Zero Cpn, 11/05/23 .. 4,839 687
5266837.SQ.FTS.B, Zero Cpn, 11/05/23 .. 3,783 1,030
5273592.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,316 1,282
5273907.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,161 1,051
5281083.SQ.FTS.B, Zero Cpn, 11/10/23 .. 538 337
5281103.SQ.FTS.B, Zero Cpn, 11/10/23 .. 8,490 1,977
5289282.SQ.FTS.B, Zero Cpn, 11/12/23 .. 744 696
5291747.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,193 1,120
5293954.SQ.FTS.B, Zero Cpn, 11/14/23 .. 1,066 300
5293978.SQ.FTS.B, Zero Cpn, 11/14/23 .. 409 402
5294259.SQ.FTS.B, Zero Cpn, 11/14/23 .. 734 656
5294291.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,197 752
5294371.SQ.FTS.B, Zero Cpn, 11/15/23 .. 780 266
5294935.SQ.FTS.B, Zero Cpn, 11/15/23 .. 3,063 2,909
5296287.SQ.FTS.B, Zero Cpn, 11/16/23 .. 404 126
5298323.SQ.FTS.B, Zero Cpn, 11/16/23 .. 584 385
5305068.SQ.FTS.B, Zero Cpn, 11/17/23 .. 77,744 22,186
5313405.SQ.FTS.B, Zero Cpn, 11/18/23 .. 546 415
5313809.SQ.FTS.B, Zero Cpn, 11/18/23 .. 895 823
5316290.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,073 558
Description
Principal
Amount Value
Block, Inc. (continued)
5317547.SQ.FTS.B, Zero Cpn, 11/19/23 .. $ 30 $ 27
5317552.SQ.FTS.B, Zero Cpn, 11/19/23 .. 311 211
5318924.SQ.FTS.B, Zero Cpn, 11/19/23 .. 164 150
5318956.SQ.FTS.B, Zero Cpn, 11/19/23 .. 2,340 2,112
5320657.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,747 1,456
5321514.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,050 1,004
5321872.SQ.FTS.B, Zero Cpn, 11/20/23 .. 2,673 1,147
5322693.SQ.FTS.B, Zero Cpn, 11/20/23 .. 397 292
5324332.SQ.FTS.B, Zero Cpn, 11/21/23 .. 457 436
5325004.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,379 640
5325344.SQ.FTS.B, Zero Cpn, 11/22/23 .. 5,453 5,260
5325652.SQ.FTS.B, Zero Cpn, 11/22/23 .. 659 280
5328822.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,356 966
5328895.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,371 1,206
5329650.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,730 751
5329785.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,806 745
5330101.SQ.FTS.B, Zero Cpn, 11/23/23 .. 11,954 6,131
5330339.SQ.FTS.B, Zero Cpn, 11/23/23 .. 2,512 2,434
5331262.SQ.FTS.B, Zero Cpn, 11/24/23 .. 9,359 1,355
5333764.SQ.FTS.B, Zero Cpn, 11/24/23 .. 287 277
5338362.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,229 795
5359729.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,063 1,023
5362532.SQ.FTS.B, Zero Cpn, 11/26/23 .. 477 435
5363132.SQ.FTS.B, Zero Cpn, 11/26/23 .. 7,301 1,994
5364036.SQ.FTS.B, Zero Cpn, 11/26/23 .. 1,827 1,583
5372948.SQ.FTS.B, Zero Cpn, 11/27/23 .. 7,104 2,591
5374200.SQ.FTS.B, Zero Cpn, 11/27/23 .. 7,532 3,382
5378646.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,613 4,190
5380422.SQ.FTS.B, Zero Cpn, 11/27/23 .. 12,758 2,481
5381629.SQ.FTS.B, Zero Cpn, 11/28/23 .. 605 486
5381740.SQ.FTS.B, Zero Cpn, 11/29/23 .. 901 183
5381781.SQ.FTS.B, Zero Cpn, 11/29/23 .. 3,487 3,443
5382702.SQ.FTS.B, Zero Cpn, 11/30/23 .. 54 51
5382818.SQ.FTS.B, Zero Cpn, 11/30/23 .. 469 197
5394107.SQ.FTS.B, Zero Cpn, 11/30/23 .. 488 246
5397942.SQ.FTS.B, Zero Cpn, 11/30/23 .. 862 490
5400388.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,988 1,608
5410951.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,433 1,415
5411337.SQ.FTS.B, Zero Cpn, 12/01/23 .. 856 615
5411468.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,976 1,503
5412099.SQ.FTS.B, Zero Cpn, 12/01/23 .. 6,943 6,838
5414116.SQ.FTS.B, Zero Cpn, 12/01/23 .. 15,698 5,439
5414769.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,337 235
5447439.SQ.FTS.B, Zero Cpn, 12/02/23 .. 4,207 1,835
5455396.SQ.FTS.B, Zero Cpn, 12/03/23 .. 7,052 6,212
5462926.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,148 327
5469109.SQ.FTS.B, Zero Cpn, 12/03/23 .. 305 294
5472389.SQ.FTS.B, Zero Cpn, 12/03/23 .. 2,109 830
5473249.SQ.FTS.B, Zero Cpn, 12/04/23 .. 792 752
5473313.SQ.FTS.B, Zero Cpn, 12/04/23 .. 683 167
5473776.SQ.FTS.B, Zero Cpn, 12/05/23 .. 3,083 1,537
5474055.SQ.FTS.B, Zero Cpn, 12/05/23 .. 2,687 1,870
5481590.SQ.FTS.B, Zero Cpn, 12/06/23 .. 1,291 323
5498961.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,035 738
5500907.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,774 1,734
5501757.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,054 1,000
5502908.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,244 2,944
5507161.SQ.FTS.B, Zero Cpn, 12/08/23 .. 8,476 2,820

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5510904.SQ.FTS.B, Zero Cpn, 12/08/23 .. $ 1,449 $ 1,414
5516038.SQ.FTS.B, Zero Cpn, 12/08/23 .. 369 362
5516456.SQ.FTS.B, Zero Cpn, 12/08/23 .. 316 315
5518301.SQ.FTS.B, Zero Cpn, 12/08/23 .. 22,861 14,068
5528060.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,130 1,002
5528209.SQ.FTS.B, Zero Cpn, 12/09/23 .. 40,987 25,325
5531222.SQ.FTS.B, Zero Cpn, 12/09/23 .. 9,485 8,957
5532399.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,906 457
5533324.SQ.FTS.B, Zero Cpn, 12/09/23 .. 2,857 2,700
5534237.SQ.FTS.B, Zero Cpn, 12/09/23 .. 6,656 1,803
5537587.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,687 788
5540468.SQ.FTS.B, Zero Cpn, 12/11/23 .. 1,805 504
5540573.SQ.FTS.B, Zero Cpn, 12/12/23 .. 934 827
5540876.SQ.FTS.B, Zero Cpn, 12/12/23 .. 556 542
5542247.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,851 1,566
5545368.SQ.FTS.B, Zero Cpn, 12/13/23 .. 192 112
5550397.SQ.FTS.B, Zero Cpn, 12/14/23 .. 20,058 8,795
5552696.SQ.FTS.B, Zero Cpn, 12/14/23 .. 9,318 3,926
5553980.SQ.FTS.B, Zero Cpn, 12/14/23 .. 115 98
5554476.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,800 2,230
5554806.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,418 493
5554848.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,673 2,623
5557327.SQ.FTS.B, Zero Cpn, 12/15/23 .. 299 287
5557572.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,381 257
5557933.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,777 1,438
5558599.SQ.FTS.B, Zero Cpn, 12/15/23 .. 190 154
5558623.SQ.FTS.B, Zero Cpn, 12/15/23 .. 2,525 700
5561345.SQ.FTS.B, Zero Cpn, 12/16/23 .. 493 482
5561681.SQ.FTS.B, Zero Cpn, 12/16/23 .. 213 113
5562881.SQ.FTS.B, Zero Cpn, 12/16/23 .. 10,046 9,465
5563818.SQ.FTS.B, Zero Cpn, 12/16/23 .. 905 596
5563833.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,317 3,578
5564544.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,912 751
5564661.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,579 1,759
5565100.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,810 1,765
5565348.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,568 2,860
5565902.SQ.FTS.B, Zero Cpn, 12/17/23 .. 8,288 7,762
5567009.SQ.FTS.B, Zero Cpn, 12/17/23 .. 416 192
5567027.SQ.FTS.B, Zero Cpn, 12/17/23 .. 455 453
5567837.SQ.FTS.B, Zero Cpn, 12/17/23 .. 705 395
5568047.SQ.FTS.B, Zero Cpn, 12/18/23 .. 25,893 18,159
5568680.SQ.FTS.B, Zero Cpn, 12/18/23 .. 1,215 1,129
5569241.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,218 808
5571102.SQ.FTS.B, Zero Cpn, 12/20/23 .. 4,315 4,145
5571589.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,792 1,120
5571676.SQ.FTS.B, Zero Cpn, 12/20/23 .. 2,873 913
5575001.SQ.FTS.B, Zero Cpn, 12/21/23 .. 359 356
5575033.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,578 1,006
5575246.SQ.FTS.B, Zero Cpn, 12/21/23 .. 156 149
5575348.SQ.FTS.B, Zero Cpn, 12/21/23 .. 3,647 3,087
5575988.SQ.FTS.B, Zero Cpn, 12/21/23 .. 526 494
5576017.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,478 1,333
5576429.SQ.FTS.B, Zero Cpn, 12/22/23 .. 161 156
5576519.SQ.FTS.B, Zero Cpn, 12/22/23 .. 6,885 4,084
5576667.SQ.FTS.B, Zero Cpn, 12/22/23 .. 866 824
5577616.SQ.FTS.B, Zero Cpn, 12/22/23 .. 1,284 909
5578059.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,942 2,750
5578593.SQ.FTS.B, Zero Cpn, 12/22/23 .. 581 457
Description
Principal
Amount Value
Block, Inc. (continued)
5581276.SQ.FTS.B, Zero Cpn, 12/23/23 .. $ 1,491 $ 638
5581687.SQ.FTS.B, Zero Cpn, 12/23/23 .. 983 626
5584492.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,260 4,881
5584721.SQ.FTS.B, Zero Cpn, 12/24/23 .. 2,474 2,062
5584916.SQ.FTS.B, Zero Cpn, 12/24/23 .. 3,578 2,353
5585270.SQ.FTS.B, Zero Cpn, 12/24/23 .. 486 348
5585302.SQ.FTS.B, Zero Cpn, 12/24/23 .. 457 445
5585838.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,183 1,133
5586926.SQ.FTS.B, Zero Cpn, 12/24/23 .. 155 132
5587848.SQ.FTS.B, Zero Cpn, 12/24/23 .. 160 151
5588007.SQ.FTS.B, Zero Cpn, 12/25/23 .. 17,691 3,753
5588118.SQ.FTS.B, Zero Cpn, 12/25/23 .. 609 572
5588164.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,141 1,086
5588372.SQ.FTS.B, Zero Cpn, 12/25/23 .. 8,728 3,674
5588652.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,273 524
5588819.SQ.FTS.B, Zero Cpn, 12/26/23 .. 1,504 423
5588829.SQ.FTS.B, Zero Cpn, 12/26/23 .. 11,602 8,667
5589223.SQ.FTS.B, Zero Cpn, 12/26/23 .. 930 827
5593339.SQ.FTS.B, Zero Cpn, 12/28/23 .. 326 322
5593642.SQ.FTS.B, Zero Cpn, 12/28/23 .. 327 324
5593739.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,346 1,279
5594146.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,596 3,139
5595402.SQ.FTS.B, Zero Cpn, 12/28/23 .. 1,234 697
5595419.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,419 875
5596745.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,614 474
5597324.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,753 559
5597532.SQ.FTS.B, Zero Cpn, 12/29/23 .. 842 360
5597616.SQ.FTS.B, Zero Cpn, 12/29/23 .. 10,276 6,966
5598446.SQ.FTS.B, Zero Cpn, 12/29/23 .. 607 108
5598511.SQ.FTS.B, Zero Cpn, 12/29/23 .. 827 785
5600022.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,097 1,355
5600114.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,201 1,190
5600473.SQ.FTS.B, Zero Cpn, 12/29/23 .. 503 331
5600497.SQ.FTS.B, Zero Cpn, 12/29/23 .. 130 120
5600512.SQ.FTS.B, Zero Cpn, 12/29/23 .. 8,852 1,966
5608901.SQ.FTS.B, Zero Cpn, 12/30/23 .. 140 100
5609899.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,742 1,651
5610840.SQ.FTS.B, Zero Cpn, 12/30/23 .. 7,754 794
5611660.SQ.FTS.B, Zero Cpn, 12/30/23 .. 342 287
5612626.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,369 1,335
5615388.SQ.FTS.B, Zero Cpn, 1/01/24 ... 1,129 1,010
5615484.SQ.FTS.B, Zero Cpn, 1/01/24 ... 9,295 2,987
5616014.SQ.FTS.B, Zero Cpn, 1/01/24 ... 9,963 9,605
5617879.SQ.FTS.B, Zero Cpn, 1/02/24 ... 4,562 4,215
5618540.SQ.FTS.B, Zero Cpn, 1/02/24 ... 599 580
5618906.SQ.FTS.B, Zero Cpn, 1/03/24 ... 2,590 754
5621982.SQ.FTS.B, Zero Cpn, 1/05/24 ... 330 328
5622466.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,406 316
5624747.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,492 906
5624912.SQ.FTS.B, Zero Cpn, 1/05/24 ... 672 481
5624998.SQ.FTS.B, Zero Cpn, 1/05/24 ... 445 426
5625032.SQ.FTS.B, Zero Cpn, 1/06/24 ... 407 394
5626304.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,701 1,647
5627076.SQ.FTS.B, Zero Cpn, 1/06/24 ... 13,440 5,954
5627452.SQ.FTS.B, Zero Cpn, 1/06/24 ... 3,477 3,306
5627773.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,198 1,036
5627835.SQ.FTS.B, Zero Cpn, 1/06/24 ... 807 798
5628145.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,717 2,501

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5628531.SQ.FTS.B, Zero Cpn, 1/06/24 ... $ 2,028 $ 1,651
5628952.SQ.FTS.B, Zero Cpn, 1/06/24 ... 5,557 2,987
5629401.SQ.FTS.B, Zero Cpn, 1/06/24 ... 884 873
5629638.SQ.FTS.B, Zero Cpn, 1/06/24 ... 647 521
5630143.SQ.FTS.B, Zero Cpn, 1/06/24 ... 730 400
5630388.SQ.FTS.B, Zero Cpn, 1/06/24 ... 965 810
5640772.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,322 490
5640933.SQ.FTS.B, Zero Cpn, 1/07/24 ... 328 310
5641323.SQ.FTS.B, Zero Cpn, 1/07/24 ... 152 141
5641349.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,084 254
5641411.SQ.FTS.B, Zero Cpn, 1/07/24 ... 3,113 2,775
5642051.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,753 1,986
5644232.SQ.FTS.B, Zero Cpn, 1/07/24 ... 690 638
5647798.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,395 1,183
5649190.SQ.FTS.B, Zero Cpn, 1/08/24 ... 172 150
5651306.SQ.FTS.B, Zero Cpn, 1/08/24 ... 239 159
5651368.SQ.FTS.B, Zero Cpn, 1/08/24 ... 782 472
5654580.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,606 2,319
5654769.SQ.FTS.B, Zero Cpn, 1/08/24 ... 606 593
5655533.SQ.FTS.B, Zero Cpn, 1/09/24 ... 511 501
5656415.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,146 489
5661709.SQ.FTS.B, Zero Cpn, 1/11/24 ... 906 775
5662108.SQ.FTS.B, Zero Cpn, 1/11/24 ... 6,816 2,029
5662396.SQ.FTS.B, Zero Cpn, 1/11/24 ... 879 748
5664680.SQ.FTS.B, Zero Cpn, 1/11/24 ... 772 746
5665385.SQ.FTS.B, Zero Cpn, 1/12/24 ... 353 351
5667327.SQ.FTS.B, Zero Cpn, 1/12/24 ... 22,164 11,610
5669316.SQ.FTS.B, Zero Cpn, 1/12/24 ... 86 77
5670788.SQ.FTS.B, Zero Cpn, 1/12/24 ... 124 121
5670816.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,469 1,298
5670931.SQ.FTS.B, Zero Cpn, 1/12/24 ... 163 162
5671837.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,405 927
5675355.SQ.FTS.B, Zero Cpn, 1/13/24 ... 6,408 4,918
5676060.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,460 1,381
5676191.SQ.FTS.B, Zero Cpn, 1/13/24 ... 387 304
5678542.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,893 3,590
5692954.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,235 2,571
5694516.SQ.FTS.B, Zero Cpn, 1/14/24 ... 45,616 18,694
5695841.SQ.FTS.B, Zero Cpn, 1/14/24 ... 6,234 5,807
5701725.SQ.FTS.B, Zero Cpn, 1/15/24 ... 227 226
5702814.SQ.FTS.B, Zero Cpn, 1/16/24 ... 2,458 2,397
5703159.SQ.FTS.B, Zero Cpn, 1/17/24 ... 222 196
5707091.SQ.FTS.B, Zero Cpn, 1/18/24 ... 478 430
5707166.SQ.FTS.B, Zero Cpn, 1/18/24 ... 3,516 2,456
5707356.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,520 5,402
5709256.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,191 1,112
5709366.SQ.FTS.B, Zero Cpn, 1/18/24 ... 497 391
5709941.SQ.FTS.B, Zero Cpn, 1/18/24 ... 117 116
5710093.SQ.FTS.B, Zero Cpn, 1/19/24 ... 526 513
5710725.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,159 1,113
5712540.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,607 1,578
5712977.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,588 1,549
5714794.SQ.FTS.B, Zero Cpn, 1/19/24 ... 17,437 15,611
5716150.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,751 3,689
5716269.SQ.FTS.B, Zero Cpn, 1/20/24 ... 101 87
5718687.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,215 485
5718884.SQ.FTS.B, Zero Cpn, 1/20/24 ... 12,925 12,100
5719802.SQ.FTS.B, Zero Cpn, 1/20/24 ... 746 665
Description
Principal
Amount Value
Block, Inc. (continued)
5719839.SQ.FTS.B, Zero Cpn, 1/20/24 ... $ 7,877 $ 6,974
5720322.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,279 1,219
5720730.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,353 1,327
5720918.SQ.FTS.B, Zero Cpn, 1/20/24 ... 3,761 1,909
5720997.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,586 1,226
5728808.SQ.FTS.B, Zero Cpn, 1/21/24 ... 991 984
5729103.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,274 3,270
5729235.SQ.FTS.B, Zero Cpn, 1/21/24 ... 7,467 6,100
5730123.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,618 739
5730184.SQ.FTS.B, Zero Cpn, 1/21/24 ... 851 741
5730596.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,130 645
5730607.SQ.FTS.B, Zero Cpn, 1/21/24 ... 716 685
5730698.SQ.FTS.B, Zero Cpn, 1/21/24 ... 21 21
5731798.SQ.FTS.B, Zero Cpn, 1/22/24 ... 233 226
5731830.SQ.FTS.B, Zero Cpn, 1/22/24 ... 12,733 7,783
5732468.SQ.FTS.B, Zero Cpn, 1/22/24 ... 677 337
5732580.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,119 386
5733280.SQ.FTS.B, Zero Cpn, 1/22/24 ... 455 419
5733330.SQ.FTS.B, Zero Cpn, 1/22/24 ... 36,256 34,286
5734394.SQ.FTS.B, Zero Cpn, 1/22/24 ... 815 798
5734450.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,728 1,668
5734498.SQ.FTS.B, Zero Cpn, 1/22/24 ... 2,363 1,558
5734810.SQ.FTS.B, Zero Cpn, 1/23/24 ... 281 275
5735541.SQ.FTS.B, Zero Cpn, 1/24/24 ... 7,813 7,715
5736514.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,565 1,447
5737829.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,580 1,189
5738195.SQ.FTS.B, Zero Cpn, 1/25/24 ... 854 744
5738445.SQ.FTS.B, Zero Cpn, 1/25/24 ... 544 465
5739159.SQ.FTS.B, Zero Cpn, 1/25/24 ... 13,484 8,411
5739949.SQ.FTS.B, Zero Cpn, 1/26/24 ... 4,646 4,576
5740514.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,290 1,218
5740833.SQ.FTS.B, Zero Cpn, 1/26/24 ... 970 762
5741211.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,610 1,590
5741356.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,619 190
5741376.SQ.FTS.B, Zero Cpn, 1/26/24 ... 709 661
5741716.SQ.FTS.B, Zero Cpn, 1/26/24 ... 642 634
5742221.SQ.FTS.B, Zero Cpn, 1/26/24 ... 545 534
5742284.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,377 3,381
5744108.SQ.FTS.B, Zero Cpn, 1/27/24 ... 8,016 7,733
5746328.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,985 1,951
5746774.SQ.FTS.B, Zero Cpn, 1/27/24 ... 239 234
5746775.SQ.FTS.B, Zero Cpn, 1/27/24 ... 109 102
5746817.SQ.FTS.B, Zero Cpn, 1/27/24 ... 6,752 4,693
5749227.SQ.FTS.B, Zero Cpn, 1/28/24 ... 921 821
5749299.SQ.FTS.B, Zero Cpn, 1/28/24 ... 392 382
5749332.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,445 4,379
5750540.SQ.FTS.B, Zero Cpn, 1/28/24 ... 564 547
5751069.SQ.FTS.B, Zero Cpn, 1/28/24 ... 320 318
5751485.SQ.FTS.B, Zero Cpn, 1/28/24 ... 638 577
5751638.SQ.FTS.B, Zero Cpn, 1/28/24 ... 5,746 5,225
5752173.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,329 3,752
5752919.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,212 2,112
5753136.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,068 2,054
5753332.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,510 2,086
5753519.SQ.FTS.B, Zero Cpn, 1/29/24 ... 279 237
5754314.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,906 3,588
5754537.SQ.FTS.B, Zero Cpn, 1/29/24 ... 930 631
5754674.SQ.FTS.B, Zero Cpn, 1/29/24 ... 2,696 417

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5754782.SQ.FTS.B, Zero Cpn, 1/29/24 ... $ 7,618 $ 7,558
5756655.SQ.FTS.B, Zero Cpn, 1/30/24 ... 4,458 4,355
5757275.SQ.FTS.B, Zero Cpn, 1/30/24 ... 841 793
5757339.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,125 932
5757816.SQ.FTS.B, Zero Cpn, 1/31/24 ... 1,505 1,477
5762467.SQ.FTS.B, Zero Cpn, 2/01/24 ... 2,052 937
5762525.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,525 1,924
5763893.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,033 1,990
5764032.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,127 3,029
5765340.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,486 3,331
5765516.SQ.FTS.B, Zero Cpn, 2/02/24 ... 453 420
5768439.SQ.FTS.B, Zero Cpn, 2/03/24 ... 10,351 8,272
5768898.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,506 2,076
5771796.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,206 2,043
5771987.SQ.FTS.B, Zero Cpn, 2/04/24 ... 34,678 30,078
5774005.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,473 534
5774288.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,656 1,497
5775185.SQ.FTS.B, Zero Cpn, 2/04/24 ... 4,083 3,918
5775433.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,067 823
5775512.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,476 4,348
5775835.SQ.FTS.B, Zero Cpn, 2/05/24 ... 465 361
5775860.SQ.FTS.B, Zero Cpn, 2/05/24 ... 9,163 8,137
5776412.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,022 1,991
5776734.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,503 5,212
5776969.SQ.FTS.B, Zero Cpn, 2/05/24 ... 589 574
5777310.SQ.FTS.B, Zero Cpn, 2/05/24 ... 43,115 27,939
5778747.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,296 2,067
5778969.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,741 3,619
5779421.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,903 1,307
5779587.SQ.FTS.B, Zero Cpn, 2/06/24 ... 969 123
5779612.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,348 2,053
5779947.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,920 1,870
5780350.SQ.FTS.B, Zero Cpn, 2/07/24 ... 968 948
5781083.SQ.FTS.B, Zero Cpn, 2/08/24 ... 752 664
5781236.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,526 1,391
5781374.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,578 2,386
5781987.SQ.FTS.B, Zero Cpn, 2/08/24 ... 2,884 2,826
5782256.SQ.FTS.B, Zero Cpn, 2/08/24 ... 6,169 5,890
5783333.SQ.FTS.B, Zero Cpn, 2/08/24 ... 3,177 3,084
5783939.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,245 975
5784284.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,640 2,815
5785396.SQ.FTS.B, Zero Cpn, 2/09/24 ... 8,887 7,926
5786664.SQ.FTS.B, Zero Cpn, 2/09/24 ... 416 397
5787095.SQ.FTS.B, Zero Cpn, 2/09/24 ... 554 469
5787138.SQ.FTS.B, Zero Cpn, 2/09/24 ... 177 170
5787194.SQ.FTS.B, Zero Cpn, 2/09/24 ... 6,275 2,918
5787332.SQ.FTS.B, Zero Cpn, 2/09/24 ... 4,948 4,781
5788353.SQ.FTS.B, Zero Cpn, 2/09/24 ... 3,547 2,729
5788511.SQ.FTS.B, Zero Cpn, 2/09/24 ... 1,060 1,052
5788688.SQ.FTS.B, Zero Cpn, 2/09/24 ... 33,658 23,526
5790063.SQ.FTS.B, Zero Cpn, 2/09/24 ... 294 212
5790156.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,741 1,360
5790251.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,713 778
5796051.SQ.FTS.B, Zero Cpn, 2/10/24 ... 222 219
5796321.SQ.FTS.B, Zero Cpn, 2/10/24 ... 12,702 12,128
5801823.SQ.FTS.B, Zero Cpn, 2/11/24 ... 903 668
5802108.SQ.FTS.B, Zero Cpn, 2/11/24 ... 523 518
5802372.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,979 3,960
Description
Principal
Amount Value
Block, Inc. (continued)
5803073.SQ.FTS.B, Zero Cpn, 2/11/24 ... $ 1,859 $ 1,442
5803238.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,052 1,037
5803772.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,258 1,162
5804809.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,380 1,355
5804906.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,262 2,220
5805116.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,587 1,549
5805272.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,719 2,663
5806574.SQ.FTS.B, Zero Cpn, 2/11/24 ... 6,525 4,993
5806812.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,725 1,176
5807048.SQ.FTS.B, Zero Cpn, 2/12/24 ... 956 571
5807339.SQ.FTS.B, Zero Cpn, 2/12/24 ... 11,826 9,763
5810175.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,086 2,031
5811499.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,490 2,230
5811792.SQ.FTS.B, Zero Cpn, 2/12/24 ... 14,342 13,037
5812422.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,318 2,926
5812463.SQ.FTS.B, Zero Cpn, 2/12/24 ... 7,123 6,203
5813279.SQ.FTS.B, Zero Cpn, 2/12/24 ... 2,311 1,685
5813408.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,603 2,556
5813539.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,491 2,158
5813757.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,327 1,029
5813805.SQ.FTS.B, Zero Cpn, 2/13/24 ... 766 361
5813883.SQ.FTS.B, Zero Cpn, 2/13/24 ... 2,591 2,554
5814132.SQ.FTS.B, Zero Cpn, 2/14/24 ... 3,535 3,466
5814343.SQ.FTS.B, Zero Cpn, 2/14/24 ... 2,263 2,222
5814693.SQ.FTS.B, Zero Cpn, 2/14/24 ... 17,757 16,104
5816727.SQ.FTS.B, Zero Cpn, 2/15/24 ... 179 169
5818190.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,718 2,679
5819441.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,454 1,438
5819637.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,408 1,345
5819722.SQ.FTS.B, Zero Cpn, 2/16/24 ... 953 935
5820067.SQ.FTS.B, Zero Cpn, 2/16/24 ... 7,787 7,268
5820502.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,596 494
5820697.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,220 176
5820735.SQ.FTS.B, Zero Cpn, 2/16/24 ... 167 163
5821128.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,041 2,973
5821573.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,346 289
5821609.SQ.FTS.B, Zero Cpn, 2/16/24 ... 4,045 3,856
5821868.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,200 1,034
5821903.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,398 3,351
5822374.SQ.FTS.B, Zero Cpn, 2/17/24 ... 599 292
5822383.SQ.FTS.B, Zero Cpn, 2/17/24 ... 15,440 15,274
5823675.SQ.FTS.B, Zero Cpn, 2/17/24 ... 750 740
5823793.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,753 1,725
5823925.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,536 1,375
5823975.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,894 1,849
5824131.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,046 4,548
5824293.SQ.FTS.B, Zero Cpn, 2/17/24 ... 7,555 7,402
5825210.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,108 1,081
5827253.SQ.FTS.B, Zero Cpn, 2/18/24 ... 8,315 7,646
5828734.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,786 7,444
5829589.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,025 2,959
5829933.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,685 2,642
5830050.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,087 2,783
5830227.SQ.FTS.B, Zero Cpn, 2/18/24 ... 441 288
5830235.SQ.FTS.B, Zero Cpn, 2/18/24 ... 14,677 10,246
5831651.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,112 1,079
5831885.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,497 2,441
5832072.SQ.FTS.B, Zero Cpn, 2/19/24 ... 5,185 4,963

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5832308.SQ.FTS.B, Zero Cpn, 2/19/24 ... $ 17,020 $ 14,520
5832721.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,955 1,711
5833207.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,843 1,804
5833277.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,687 1,599
5833344.SQ.FTS.B, Zero Cpn, 2/19/24 ... 7,043 6,833
5833512.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,446 1,361
5833649.SQ.FTS.B, Zero Cpn, 2/19/24 ... 15,811 13,654
5833923.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,357 2,719
5833955.SQ.FTS.B, Zero Cpn, 2/19/24 ... 109 106
5833980.SQ.FTS.B, Zero Cpn, 2/19/24 ... 813 724
5834006.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,829 2,499
5834289.SQ.FTS.B, Zero Cpn, 2/20/24 ... 913 775
5834331.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,775 1,739
5834772.SQ.FTS.B, Zero Cpn, 2/20/24 ... 730 715
5835666.SQ.FTS.B, Zero Cpn, 2/21/24 ... 480 472
5835687.SQ.FTS.B, Zero Cpn, 2/21/24 ... 1,224 1,181
5836241.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,993 849
5836547.SQ.FTS.B, Zero Cpn, 2/22/24 ... 648 628
5836746.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,216 886
5836841.SQ.FTS.B, Zero Cpn, 2/22/24 ... 12,530 12,115
5837495.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,695 1,668
5837597.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,358 1,155
5837692.SQ.FTS.B, Zero Cpn, 2/22/24 ... 2,096 1,334
5837836.SQ.FTS.B, Zero Cpn, 2/22/24 ... 4,096 2,855
5838132.SQ.FTS.B, Zero Cpn, 2/22/24 ... 672 334
5839976.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,311 4,239
5841300.SQ.FTS.B, Zero Cpn, 2/23/24 ... 763 737
5841337.SQ.FTS.B, Zero Cpn, 2/23/24 ... 13,349 12,200
5842117.SQ.FTS.B, Zero Cpn, 2/23/24 ... 392 383
5842217.SQ.FTS.B, Zero Cpn, 2/23/24 ... 755 301
5842255.SQ.FTS.B, Zero Cpn, 2/23/24 ... 991 853
5843365.SQ.FTS.B, Zero Cpn, 2/24/24 ... 931 921
5843467.SQ.FTS.B, Zero Cpn, 2/24/24 ... 37 36
5843502.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,282 4,168
5843755.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,330 4,777
5844836.SQ.FTS.B, Zero Cpn, 2/24/24 ... 596 594
5845026.SQ.FTS.B, Zero Cpn, 2/24/24 ... 722 212
5845038.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,007 1,717
5845421.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,567 3,402
5845764.SQ.FTS.B, Zero Cpn, 2/24/24 ... 4,171 3,895
5845994.SQ.FTS.B, Zero Cpn, 2/24/24 ... 689 683
5846114.SQ.FTS.B, Zero Cpn, 2/24/24 ... 6,186 4,748
5848218.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,808 3,634
5848448.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,351 811
5848518.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,368 1,184
5848592.SQ.FTS.B, Zero Cpn, 2/25/24 ... 3,851 3,673
5848801.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,221 2,151
5849047.SQ.FTS.B, Zero Cpn, 2/25/24 ... 708 607
5849069.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,275 5,717
5849735.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,350 2,295
5849905.SQ.FTS.B, Zero Cpn, 2/25/24 ... 20,182 19,293
5850752.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,025 982
5850828.SQ.FTS.B, Zero Cpn, 2/25/24 ... 861 840
5851164.SQ.FTS.B, Zero Cpn, 2/25/24 ... 26,208 12,903
5851830.SQ.FTS.B, Zero Cpn, 2/26/24 ... 470 467
5851918.SQ.FTS.B, Zero Cpn, 2/26/24 ... 619 587
5851930.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,595 5,516
5852404.SQ.FTS.B, Zero Cpn, 2/26/24 ... 649 643
Description
Principal
Amount Value
Block, Inc. (continued)
5852595.SQ.FTS.B, Zero Cpn, 2/26/24 ... $ 2,540 $ 2,052
5852732.SQ.FTS.B, Zero Cpn, 2/26/24 ... 6,024 2,905
5852875.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,860 1,807
5853025.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,177 1,137
5853092.SQ.FTS.B, Zero Cpn, 2/26/24 ... 2,526 2,262
5853179.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,564 1,486
5853867.SQ.FTS.B, Zero Cpn, 2/26/24 ... 9,438 1,605
5854074.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,462 1,439
5854112.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,608 1,588
5854302.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,611 2,518
5855036.SQ.FTS.B, Zero Cpn, 2/26/24 ... 19 19
5855340.SQ.FTS.B, Zero Cpn, 2/27/24 ... 455 353
5855348.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,754 2,696
5855427.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,185 1,167
5855467.SQ.FTS.B, Zero Cpn, 2/27/24 ... 5,986 5,216
5855566.SQ.FTS.B, Zero Cpn, 2/27/24 ... 682 662
5855594.SQ.FTS.B, Zero Cpn, 2/27/24 ... 196 195
5855657.SQ.FTS.B, Zero Cpn, 2/27/24 ... 873 858
5855717.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,319 758
5855735.SQ.FTS.B, Zero Cpn, 2/27/24 ... 842 835
5855781.SQ.FTS.B, Zero Cpn, 2/27/24 ... 144 143
5855904.SQ.FTS.B, Zero Cpn, 2/28/24 ... 333 306
5856081.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,281 1,208
5856105.SQ.FTS.B, Zero Cpn, 2/28/24 ... 986 272
5856160.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,000 984
5856241.SQ.FTS.B, Zero Cpn, 2/28/24 ... 11,241 10,700
5856526.SQ.FTS.B, Zero Cpn, 2/28/24 ... 939 911
5856552.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,728 1,571
5856582.SQ.FTS.B, Zero Cpn, 2/29/24 ... 838 812
5856953.SQ.FTS.B, Zero Cpn, 2/29/24 ... 437 429
5857103.SQ.FTS.B, Zero Cpn, 2/29/24 ... 928 905
5857372.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,391 2,166
5860492.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,028 2,993
5860712.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,077 4,972
5861010.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,665 1,567
5861074.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,179 1,434
5861164.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,305 4,394
5861325.SQ.FTS.B, Zero Cpn, 2/29/24 ... 968 953
5861387.SQ.FTS.B, Zero Cpn, 2/29/24 ... 908 279
5861406.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,602 3,234
5862421.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,402 3,249
5862598.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,021 1,974
5862719.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,110 747
5863525.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,805 17,151
5864291.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,855 2,618
5864418.SQ.FTS.B, Zero Cpn, 2/29/24 ... 11,242 10,433
5866049.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,766 2,718
5866215.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,191 1,134
5867005.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,623 3,989
5867168.SQ.FTS.B, Zero Cpn, 2/29/24 ... 3,693 3,620
5867284.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,814 1,898
5870551.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,134 4,076
5871081.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,476 7,155
5871974.SQ.FTS.B, Zero Cpn, 3/01/24 ... 526 360
5872504.SQ.FTS.B, Zero Cpn, 3/01/24 ... 911 895
5872536.SQ.FTS.B, Zero Cpn, 3/01/24 ... 492 321
5873421.SQ.FTS.B, Zero Cpn, 3/01/24 ... 112 111
5873637.SQ.FTS.B, Zero Cpn, 3/01/24 ... 5,460 5,053

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5873832.SQ.FTS.B, Zero Cpn, 3/01/24 ... $ 2,252 $ 2,178
5873969.SQ.FTS.B, Zero Cpn, 3/02/24 ... 14,463 13,988
5874911.SQ.FTS.B, Zero Cpn, 3/02/24 ... 4,879 3,823
5875203.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,331 1,160
5875736.SQ.FTS.B, Zero Cpn, 3/02/24 ... 8,551 8,297
5876337.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,139 231
5876358.SQ.FTS.B, Zero Cpn, 3/02/24 ... 966 937
5876700.SQ.FTS.B, Zero Cpn, 3/02/24 ... 6,435 6,029
5876808.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,607 3,116
5877622.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,737 1,037
5877646.SQ.FTS.B, Zero Cpn, 3/03/24 ... 724 714
5877698.SQ.FTS.B, Zero Cpn, 3/03/24 ... 5,089 4,988
5877866.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,617 1,400
5877980.SQ.FTS.B, Zero Cpn, 3/04/24 ... 1,557 1,525
5878236.SQ.FTS.B, Zero Cpn, 3/04/24 ... 1,161 1,057
5878316.SQ.FTS.B, Zero Cpn, 3/04/24 ... 2,957 2,801
5878513.SQ.FTS.B, Zero Cpn, 3/04/24 ... 630 625
5878573.SQ.FTS.B, Zero Cpn, 3/05/24 ... 13,877 12,717
5878970.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,142 1,130
5879115.SQ.FTS.B, Zero Cpn, 3/05/24 ... 584 580
5879343.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,263 4,082
5881097.SQ.FTS.B, Zero Cpn, 3/06/24 ... 4,383 3,161
5881305.SQ.FTS.B, Zero Cpn, 3/06/24 ... 517 488
5881974.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,669 2,620
5882264.SQ.FTS.B, Zero Cpn, 3/06/24 ... 8,318 8,074
5882903.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,076 1,050
5882979.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,412 4,273
5883448.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,694 8,544
5884195.SQ.FTS.B, Zero Cpn, 3/07/24 ... 12,094 11,551
5884585.SQ.FTS.B, Zero Cpn, 3/07/24 ... 10,210 8,910
5885576.SQ.FTS.B, Zero Cpn, 3/07/24 ... 9,260 8,412
5888259.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,623 1,587
5888961.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,780 4,637
5889200.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,051 232
5889269.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,285 1,172
5889661.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,510 5,370
5889820.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,516 1,471
5889950.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,001 885
5889977.SQ.FTS.B, Zero Cpn, 3/08/24 ... 24,229 21,011
5890509.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,606 1,540
5890652.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,624 3,369
5890829.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,769 1,705
5890859.SQ.FTS.B, Zero Cpn, 3/08/24 ... 467 455
5891152.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,036 1,910
5891224.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,845 1,814
5891588.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,039 994
5891730.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,184 3,748
5891958.SQ.FTS.B, Zero Cpn, 3/09/24 ... 701 483
5893134.SQ.FTS.B, Zero Cpn, 3/09/24 ... 16,449 12,362
5893733.SQ.FTS.B, Zero Cpn, 3/09/24 ... 876 835
5893764.SQ.FTS.B, Zero Cpn, 3/09/24 ... 830 824
5893812.SQ.FTS.B, Zero Cpn, 3/09/24 ... 393 391
5893913.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,259 1,225
5894039.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,569 5,129
5894262.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,464 5,637
5894539.SQ.FTS.B, Zero Cpn, 3/10/24 ... 220 207
5894648.SQ.FTS.B, Zero Cpn, 3/10/24 ... 696 659
5894801.SQ.FTS.B, Zero Cpn, 3/10/24 ... 3,682 3,571
Description
Principal
Amount Value
Block, Inc. (continued)
5894927.SQ.FTS.B, Zero Cpn, 3/10/24 ... $ 1,729 $ 1,426
5894989.SQ.FTS.B, Zero Cpn, 3/10/24 ... 1,858 1,765
5895166.SQ.FTS.B, Zero Cpn, 3/11/24 ... 7,501 6,673
5895413.SQ.FTS.B, Zero Cpn, 3/11/24 ... 267 259
5895434.SQ.FTS.B, Zero Cpn, 3/11/24 ... 613 551
5895466.SQ.FTS.B, Zero Cpn, 3/11/24 ... 5,760 5,414
5895727.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,713 1,679
5896009.SQ.FTS.B, Zero Cpn, 3/12/24 ... 536 504
5896051.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,629 2,513
5897863.SQ.FTS.B, Zero Cpn, 3/12/24 ... 3,440 3,378
5898172.SQ.FTS.B, Zero Cpn, 3/12/24 ... 9,367 8,681
5898468.SQ.FTS.B, Zero Cpn, 3/12/24 ... 10,115 9,974
5899328.SQ.FTS.B, Zero Cpn, 3/13/24 ... 19,821 18,899
5900201.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,752 4,611
5900851.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,004 990
5901096.SQ.FTS.B, Zero Cpn, 3/13/24 ... 18,524 8,600
5901560.SQ.FTS.B, Zero Cpn, 3/13/24 ... 8,618 7,257
5901715.SQ.FTS.B, Zero Cpn, 3/13/24 ... 491 468
5901781.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,224 2,048
5902121.SQ.FTS.B, Zero Cpn, 3/13/24 ... 512 499
5902132.SQ.FTS.B, Zero Cpn, 3/13/24 ... 665 624
5902140.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,073 1,049
5902170.SQ.FTS.B, Zero Cpn, 3/13/24 ... 221 217
5902509.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,479 3,416
5903054.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,311 2,243
5903177.SQ.FTS.B, Zero Cpn, 3/14/24 ... 914 886
5903227.SQ.FTS.B, Zero Cpn, 3/14/24 ... 564 553
5903375.SQ.FTS.B, Zero Cpn, 3/14/24 ... 931 886
5903588.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,912 2,173
5903831.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,652 8,585
5904398.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,083 1,026
5904610.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,989 1,896
5904672.SQ.FTS.B, Zero Cpn, 3/14/24 ... 807 781
5906756.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,362 1,027
5906795.SQ.FTS.B, Zero Cpn, 3/15/24 ... 6,537 6,401
5907158.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,604 1,477
5908063.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,469 2,590
5908142.SQ.FTS.B, Zero Cpn, 3/15/24 ... 28,082 19,124
5908682.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,720 1,271
5908719.SQ.FTS.B, Zero Cpn, 3/15/24 ... 488 471
5908735.SQ.FTS.B, Zero Cpn, 3/15/24 ... 21,043 16,078
5909211.SQ.FTS.B, Zero Cpn, 3/15/24 ... 24,467 20,544
5909995.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,194 1,090
5910071.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,179 2,140
5910313.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,164 2,115
5910420.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,087 1,029
5910477.SQ.FTS.B, Zero Cpn, 3/16/24 ... 197 195
5910492.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,012 2,120
5910566.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,661 4,436
5910810.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,086 1,005
5910870.SQ.FTS.B, Zero Cpn, 3/16/24 ... 5,051 4,977
5911537.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,205 4,149
5911907.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,533 1,407
5912027.SQ.FTS.B, Zero Cpn, 3/16/24 ... 627 625
5912351.SQ.FTS.B, Zero Cpn, 3/16/24 ... 489 444
5912373.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,164 1,527
5912773.SQ.FTS.B, Zero Cpn, 3/16/24 ... 13,179 6,079
5913027.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,383 2,603

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5913061.SQ.FTS.B, Zero Cpn, 3/16/24 ... $ 3,788 $ 3,622
5913320.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,284 1,100
5914110.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,472 2,299
5914159.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,665 3,618
5914297.SQ.FTS.B, Zero Cpn, 3/18/24 ... 8,125 5,170
5914472.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,178 1,165
5914709.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,396 2,147
5914920.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,622 1,597
5915164.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,902 2,080
5915449.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,956 1,864
5915684.SQ.FTS.B, Zero Cpn, 3/19/24 ... 643 630
5915732.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,017 784
5916065.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,196 3,539
5916181.SQ.FTS.B, Zero Cpn, 3/19/24 ... 22,359 20,527
5917323.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,399 1,340
5917574.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,370 3,332
5917935.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,510 4,385
5918273.SQ.FTS.B, Zero Cpn, 3/19/24 ... 3,248 3,207
5918667.SQ.FTS.B, Zero Cpn, 3/20/24 ... 5,989 5,829
5919183.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,638 8,330
5919557.SQ.FTS.B, Zero Cpn, 3/20/24 ... 4,670 4,527
5919675.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,238 1,167
5919779.SQ.FTS.B, Zero Cpn, 3/20/24 ... 7,194 7,061
5920757.SQ.FTS.B, Zero Cpn, 3/20/24 ... 16,714 16,439
5921351.SQ.FTS.B, Zero Cpn, 3/20/24 ... 975 939
5921423.SQ.FTS.B, Zero Cpn, 3/20/24 ... 13,164 12,768
5922314.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,384 2,309
5922450.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,344 1,313
5922492.SQ.FTS.B, Zero Cpn, 3/20/24 ... 353 334
5922519.SQ.FTS.B, Zero Cpn, 3/20/24 ... 2,205 2,142
5922617.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,852 3,754
5922749.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,077 3,034
5922874.SQ.FTS.B, Zero Cpn, 3/21/24 ... 9,877 6,549
5924079.SQ.FTS.B, Zero Cpn, 3/21/24 ... 576 564
5924092.SQ.FTS.B, Zero Cpn, 3/21/24 ... 643 527
5924109.SQ.FTS.B, Zero Cpn, 3/21/24 ... 730 720
5924210.SQ.FTS.B, Zero Cpn, 3/21/24 ... 28,966 26,318
5925093.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,222 4,125
5925246.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,098 3,963
5925367.SQ.FTS.B, Zero Cpn, 3/21/24 ... 484 474
5925434.SQ.FTS.B, Zero Cpn, 3/21/24 ... 505 499
5927186.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,998 5,764
5927376.SQ.FTS.B, Zero Cpn, 3/22/24 ... 6,070 5,990
5927899.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,897 1,845
5928123.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,712 5,635
5928651.SQ.FTS.B, Zero Cpn, 3/22/24 ... 11,414 10,679
5929107.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,507 2,503
5929445.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,137 2,103
5929675.SQ.FTS.B, Zero Cpn, 3/22/24 ... 667 505
5929692.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,460 4,161
5929878.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,296 4,199
5930081.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,383 513
5930245.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,595 1,566
5930491.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,589 3,520
5930561.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,965 2,883
5930637.SQ.FTS.B, Zero Cpn, 3/22/24 ... 927 922
5930749.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,711 3,598
5930797.SQ.FTS.B, Zero Cpn, 3/23/24 ... 7,750 7,517
Description
Principal
Amount Value
Block, Inc. (continued)
5930999.SQ.FTS.B, Zero Cpn, 3/23/24 ... $ 7,224 $ 6,946
5931697.SQ.FTS.B, Zero Cpn, 3/23/24 ... 645 638
5931748.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,777 4,677
5932661.SQ.FTS.B, Zero Cpn, 3/23/24 ... 764 662
5932683.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,071 1,978
5932792.SQ.FTS.B, Zero Cpn, 3/23/24 ... 269 259
5932816.SQ.FTS.B, Zero Cpn, 3/23/24 ... 4,795 1,667
5933003.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,087 1,059
5933037.SQ.FTS.B, Zero Cpn, 3/23/24 ... 289 277
5933293.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,538 1,594
5933634.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,753 1,715
5933928.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,715 2,053
5933962.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,037 1,013
5934135.SQ.FTS.B, Zero Cpn, 3/24/24 ... 11,425 11,027
5934389.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,560 1,480
5934475.SQ.FTS.B, Zero Cpn, 3/24/24 ... 561 544
5934510.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,276 163
5934520.SQ.FTS.B, Zero Cpn, 3/24/24 ... 2,963 2,764
5934643.SQ.FTS.B, Zero Cpn, 3/25/24 ... 453 445
5934667.SQ.FTS.B, Zero Cpn, 3/25/24 ... 10,548 6,541
5934877.SQ.FTS.B, Zero Cpn, 3/25/24 ... 714 651
5934905.SQ.FTS.B, Zero Cpn, 3/25/24 ... 7,526 7,309
5937097.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,770 3,688
5937552.SQ.FTS.B, Zero Cpn, 3/26/24 ... 519 507
5937710.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,403 6,834
5938050.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,413 2,366
5938186.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,433 3,231
5938544.SQ.FTS.B, Zero Cpn, 3/26/24 ... 8,920 5,741
5939025.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,623 2,588
5939094.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,111 1,809
5939538.SQ.FTS.B, Zero Cpn, 3/27/24 ... 726 717
5939563.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,561 1,498
5939607.SQ.FTS.B, Zero Cpn, 3/27/24 ... 228 201
5939612.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,675 1,311
5939678.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,646 2,471
5939729.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,354 4,255
5939909.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,837 10,418
5940198.SQ.FTS.B, Zero Cpn, 3/27/24 ... 5,089 4,967
5940430.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,355 1,325
5940471.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,079 3,909
5940651.SQ.FTS.B, Zero Cpn, 3/27/24 ... 977 916
5940685.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,219 3,672
5940724.SQ.FTS.B, Zero Cpn, 3/27/24 ... 19,013 18,624
5941018.SQ.FTS.B, Zero Cpn, 3/27/24 ... 11,113 10,276
5941408.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,618 2,712
5943139.SQ.FTS.B, Zero Cpn, 3/28/24 ... 367 350
5943191.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,064 941
5943314.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,520 1,389
5943409.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,616 1,502
5943531.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,150 906
5943690.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,759 2,128
5943972.SQ.FTS.B, Zero Cpn, 3/28/24 ... 15,574 11,347
5944452.SQ.FTS.B, Zero Cpn, 3/28/24 ... 11,169 11,063
5945131.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,155 4,032
5945228.SQ.FTS.B, Zero Cpn, 3/28/24 ... 9,630 8,274
5945422.SQ.FTS.B, Zero Cpn, 3/28/24 ... 239 213
5945430.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,685 2,450
5945603.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,175 2,075

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5945657.SQ.FTS.B, Zero Cpn, 3/28/24 ... $ 2,883 $ 2,839
5945731.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,594 2,500
5945779.SQ.FTS.B, Zero Cpn, 3/28/24 ... 635 602
5945826.SQ.FTS.B, Zero Cpn, 3/28/24 ... 614 561
5948324.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,193 3,679
5948394.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,933 2,883
5948585.SQ.FTS.B, Zero Cpn, 3/29/24 ... 13,123 12,788
5949113.SQ.FTS.B, Zero Cpn, 3/29/24 ... 6,978 5,061
5949246.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,392 1,345
5949611.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,207 2,649
5949681.SQ.FTS.B, Zero Cpn, 3/29/24 ... 456 403
5949698.SQ.FTS.B, Zero Cpn, 3/29/24 ... 11,213 10,041
5949995.SQ.FTS.B, Zero Cpn, 3/29/24 ... 4,235 4,092
5950189.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,180 1,146
5950233.SQ.FTS.B, Zero Cpn, 3/29/24 ... 8,966 8,357
5950325.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,266 425
5950783.SQ.FTS.B, Zero Cpn, 3/29/24 ... 29,671 22,667
5951102.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,249 2,109
5951157.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,232 2,137
5951263.SQ.FTS.B, Zero Cpn, 3/29/24 ... 421 396
5951713.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,396 1,415
5951743.SQ.FTS.B, Zero Cpn, 3/29/24 ... 15,886 7,477
5951912.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,645 1,602
5952038.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,429 3,282
5952257.SQ.FTS.B, Zero Cpn, 3/30/24 ... 277 275
5952438.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,378 5,659
5952643.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,611 3,081
5952776.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,773 5,624
5952928.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,297 621
5952946.SQ.FTS.B, Zero Cpn, 3/30/24 ... 181 162
5953015.SQ.FTS.B, Zero Cpn, 3/30/24 ... 4,532 3,781
5953085.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,793 2,726
5953162.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,063 1,049
5953249.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,784 2,768
5953433.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,546 2,497
5953560.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,652 1,491
5953614.SQ.FTS.B, Zero Cpn, 3/30/24 ... 16,787 16,600
5954049.SQ.FTS.B, Zero Cpn, 3/30/24 ... 680 617
5954057.SQ.FTS.B, Zero Cpn, 3/30/24 ... 24,282 13,575
5954398.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,076 7,943
5954749.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,117 3,022
5954826.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,873 2,495
5954949.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,652 2,610
5955026.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,052 2,905
5955147.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,616 1,533
5955192.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,113 3,013
5955329.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,432 2,380
5955436.SQ.FTS.B, Zero Cpn, 3/30/24 ... 628 618
5955467.SQ.FTS.B, Zero Cpn, 4/01/24 ... 5,529 3,052
5955582.SQ.FTS.B, Zero Cpn, 4/01/24 ... 6,431 6,170
5955715.SQ.FTS.B, Zero Cpn, 4/01/24 ... 4,013 3,894
5955780.SQ.FTS.B, Zero Cpn, 4/01/24 ... 261 250
5955838.SQ.FTS.B, Zero Cpn, 4/01/24 ... 5,860 5,788
5956036.SQ.FTS.B, Zero Cpn, 4/01/24 ... 4,738 4,362
5956156.SQ.FTS.B, Zero Cpn, 4/01/24 ... 5,831 2,674
5956226.SQ.FTS.B, Zero Cpn, 4/02/24 ... 7,337 6,877
5956344.SQ.FTS.B, Zero Cpn, 4/02/24 ... 7,012 6,804
5956647.SQ.FTS.B, Zero Cpn, 4/02/24 ... 1,582 1,554
Description
Principal
Amount Value
Block, Inc. (continued)
5956723.SQ.FTS.B, Zero Cpn, 4/02/24 ... $ 5,820 $ 5,455
5956922.SQ.FTS.B, Zero Cpn, 4/02/24 ... 6,714 6,373
5957607.SQ.FTS.B, Zero Cpn, 4/03/24 ... 316 301
5957636.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,925 1,823
5957727.SQ.FTS.B, Zero Cpn, 4/03/24 ... 20,452 19,156
5958877.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,415 1,355
5959066.SQ.FTS.B, Zero Cpn, 4/03/24 ... 5,555 4,899
5959502.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,418 4,284
5959631.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,171 1,151
5959659.SQ.FTS.B, Zero Cpn, 4/03/24 ... 6,569 4,951
5959894.SQ.FTS.B, Zero Cpn, 4/03/24 ... 8,476 7,526
5960072.SQ.FTS.B, Zero Cpn, 4/03/24 ... 707 648
5960098.SQ.FTS.B, Zero Cpn, 4/03/24 ... 3,623 3,526
5960219.SQ.FTS.B, Zero Cpn, 4/03/24 ... 12,975 12,106
5960475.SQ.FTS.B, Zero Cpn, 4/04/24 ... 5,272 5,183
5960644.SQ.FTS.B, Zero Cpn, 4/04/24 ... 880 577
5960662.SQ.FTS.B, Zero Cpn, 4/04/24 ... 23,049 21,535
5961053.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,084 3,046
5961476.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,366 1,873
5961512.SQ.FTS.B, Zero Cpn, 4/04/24 ... 857 568
5961519.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,451 1,410
5961717.SQ.FTS.B, Zero Cpn, 4/04/24 ... 750 742
5961735.SQ.FTS.B, Zero Cpn, 4/04/24 ... 422 400
5961771.SQ.FTS.B, Zero Cpn, 4/04/24 ... 6,064 5,539
5961882.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,065 1,046
5961920.SQ.FTS.B, Zero Cpn, 4/04/24 ... 18,828 16,700
5962171.SQ.FTS.B, Zero Cpn, 4/04/24 ... 6,600 6,461
5962303.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,252 2,213
5962393.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,714 1,677
5962639.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,931 3,798
5962689.SQ.FTS.B, Zero Cpn, 4/04/24 ... 923 774
5962702.SQ.FTS.B, Zero Cpn, 4/04/24 ... 11,585 11,093
5963650.SQ.FTS.B, Zero Cpn, 4/04/24 ... 7,264 6,988
5963722.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,744 1,533
5964030.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,276 1,144
5964065.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,186 3,132
5964142.SQ.FTS.B, Zero Cpn, 4/05/24 ... 39,591 37,910
5964951.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,174 1,115
5965095.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,894 4,793
5965204.SQ.FTS.B, Zero Cpn, 4/05/24 ... 7,293 7,000
5965394.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,030 2,005
5965480.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,943 3,113
5965565.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,879 2,836
5965612.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,536 706
5965640.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,488 5,142
5965875.SQ.FTS.B, Zero Cpn, 4/05/24 ... 199 198
5965888.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,796 4,625
5966004.SQ.FTS.B, Zero Cpn, 4/05/24 ... 30,770 19,464
5966438.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,263 1,244
5966970.SQ.FTS.B, Zero Cpn, 4/05/24 ... 6,042 5,903
5971088.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,759 3,176
5971156.SQ.FTS.B, Zero Cpn, 4/06/24 ... 21,052 20,291
5971548.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,264 3,212
5971656.SQ.FTS.B, Zero Cpn, 4/06/24 ... 6,650 5,919
5971834.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,146 1,130
5971902.SQ.FTS.B, Zero Cpn, 4/06/24 ... 651 598
5971953.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,102 1,967
5972193.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,209 2,563

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5972257.SQ.FTS.B, Zero Cpn, 4/06/24 ... $ 3,501 $ 3,297
5972318.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,916 1,874
5972346.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,437 3,033
5972484.SQ.FTS.B, Zero Cpn, 4/06/24 ... 21,177 19,925
5973011.SQ.FTS.B, Zero Cpn, 4/06/24 ... 17,231 16,836
5973413.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,464 1,804
5973438.SQ.FTS.B, Zero Cpn, 4/06/24 ... 11,973 11,491
5973590.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,413 3,254
5973733.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,725 5,414
5973810.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,594 2,517
5973834.SQ.FTS.B, Zero Cpn, 4/06/24 ... 491 473
5973933.SQ.FTS.B, Zero Cpn, 4/06/24 ... 2,911 2,757
5974000.SQ.FTS.B, Zero Cpn, 4/06/24 ... 5,875 5,785
5974110.SQ.FTS.B, Zero Cpn, 4/06/24 ... 764 487
5974178.SQ.FTS.B, Zero Cpn, 4/06/24 ... 92 91
5974867.SQ.FTS.B, Zero Cpn, 4/07/24 ... 461 446
5974884.SQ.FTS.B, Zero Cpn, 4/07/24 ... 11,038 9,976
5975492.SQ.FTS.B, Zero Cpn, 4/07/24 ... 5,018 4,683
5975637.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,345 2,289
5976074.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,943 3,888
5976305.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,271 3,091
5976344.SQ.FTS.B, Zero Cpn, 4/07/24 ... 7,070 6,936
5976566.SQ.FTS.B, Zero Cpn, 4/07/24 ... 381 335
5976576.SQ.FTS.B, Zero Cpn, 4/07/24 ... 10,017 9,877
5976797.SQ.FTS.B, Zero Cpn, 4/07/24 ... 7,444 7,387
5977278.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,886 3,714
5977432.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,096 6,022
5977610.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,712 3,590
5977673.SQ.FTS.B, Zero Cpn, 4/07/24 ... 453 442
5977722.SQ.FTS.B, Zero Cpn, 4/07/24 ... 3,692 3,075
5977756.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,285 6,905
5978067.SQ.FTS.B, Zero Cpn, 4/07/24 ... 124 122
5978086.SQ.FTS.B, Zero Cpn, 4/08/24 ... 9,080 8,818
5978241.SQ.FTS.B, Zero Cpn, 4/08/24 ... 2,783 2,660
5978395.SQ.FTS.B, Zero Cpn, 4/08/24 ... 5,654 3,381
5978518.SQ.FTS.B, Zero Cpn, 4/08/24 ... 10,022 9,101
5979047.SQ.FTS.B, Zero Cpn, 4/09/24 ... 897 881
5979120.SQ.FTS.B, Zero Cpn, 4/09/24 ... 424 403
5979225.SQ.FTS.B, Zero Cpn, 4/09/24 ... 2,510 2,465
5979445.SQ.FTS.B, Zero Cpn, 4/10/24 ... 298 291
5979476.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,786 1,693
5979530.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,133 2,964
5979621.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,964 3,734
5979752.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,717 1,646
5979926.SQ.FTS.B, Zero Cpn, 4/10/24 ... 604 583
5979961.SQ.FTS.B, Zero Cpn, 4/10/24 ... 209 203
5980004.SQ.FTS.B, Zero Cpn, 4/10/24 ... 14,671 8,844
5980736.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,993 1,942
5980834.SQ.FTS.B, Zero Cpn, 4/10/24 ... 2,059 774
5980855.SQ.FTS.B, Zero Cpn, 4/10/24 ... 4,428 4,202
5980967.SQ.FTS.B, Zero Cpn, 4/10/24 ... 838 685
5981046.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,419 1,395
5981103.SQ.FTS.B, Zero Cpn, 4/10/24 ... 142 141
5981118.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,475 2,432
5981203.SQ.FTS.B, Zero Cpn, 4/10/24 ... 16,660 10,307
5982095.SQ.FTS.B, Zero Cpn, 4/11/24 ... 9,283 9,051
5983416.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,497 1,450
5983511.SQ.FTS.B, Zero Cpn, 4/11/24 ... 272 268
Description
Principal
Amount Value
Block, Inc. (continued)
5983544.SQ.FTS.B, Zero Cpn, 4/11/24 ... $ 1,760 $ 1,729
5983711.SQ.FTS.B, Zero Cpn, 4/11/24 ... 236 216
5983727.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,937 2,617
5983808.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,942 1,592
5983865.SQ.FTS.B, Zero Cpn, 4/11/24 ... 11,855 9,910
5984682.SQ.FTS.B, Zero Cpn, 4/12/24 ... 629 151
5984705.SQ.FTS.B, Zero Cpn, 4/12/24 ... 12,109 11,838
5984944.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,670 1,622
5985004.SQ.FTS.B, Zero Cpn, 4/12/24 ... 119 117
5985033.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,681 2,562
5985085.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,202 3,768
5985149.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,046 974
5985182.SQ.FTS.B, Zero Cpn, 4/12/24 ... 386 367
5985195.SQ.FTS.B, Zero Cpn, 4/12/24 ... 18,175 17,365
5985756.SQ.FTS.B, Zero Cpn, 4/12/24 ... 9,676 8,540
5985876.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,972 5,570
5985942.SQ.FTS.B, Zero Cpn, 4/12/24 ... 10,342 10,024
5986057.SQ.FTS.B, Zero Cpn, 4/12/24 ... 32,076 30,394
5986413.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,347 407
5986436.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,298 4,162
5986609.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,987 3,915
5986689.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,909 4,363
5986730.SQ.FTS.B, Zero Cpn, 4/12/24 ... 472 436
5986742.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,424 1,063
5986839.SQ.FTS.B, Zero Cpn, 4/12/24 ... 12,210 11,834
5989440.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,532 2,464
5989477.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,908 1,864
5989592.SQ.FTS.B, Zero Cpn, 4/13/24 ... 12,050 11,606
5989761.SQ.FTS.B, Zero Cpn, 4/13/24 ... 125 113
5989771.SQ.FTS.B, Zero Cpn, 4/13/24 ... 673 629
5989789.SQ.FTS.B, Zero Cpn, 4/13/24 ... 947 570
5990243.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,125 2,074
5990349.SQ.FTS.B, Zero Cpn, 4/13/24 ... 2,064 2,021
5990408.SQ.FTS.B, Zero Cpn, 4/13/24 ... 8,386 8,136
5990620.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,099 4,030
5990718.SQ.FTS.B, Zero Cpn, 4/13/24 ... 64,804 55,834
5991348.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,160 1,131
5991501.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,416 820
5991559.SQ.FTS.B, Zero Cpn, 4/13/24 ... 5,962 4,032
5991665.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,081 2,809
5991962.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,760 7,550
5992073.SQ.FTS.B, Zero Cpn, 4/13/24 ... 377 372
5992140.SQ.FTS.B, Zero Cpn, 4/13/24 ... 609 568
5992175.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,030 657
5992210.SQ.FTS.B, Zero Cpn, 4/13/24 ... 14,417 13,501
5992946.SQ.FTS.B, Zero Cpn, 4/13/24 ... 58 58
5993125.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,693 2,646
5993240.SQ.FTS.B, Zero Cpn, 4/14/24 ... 13,935 13,162
5993773.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,284 1,216
5993992.SQ.FTS.B, Zero Cpn, 4/14/24 ... 5,296 5,261
5994594.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,756 2,721
5994719.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,826 4,458
5994814.SQ.FTS.B, Zero Cpn, 4/14/24 ... 22,032 21,718
5995614.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,730 3,634
5995625.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,376 4,251
5995642.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,473 2,397
5995745.SQ.FTS.B, Zero Cpn, 4/14/24 ... 510 502
5995767.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,747 4,384

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5995826.SQ.FTS.B, Zero Cpn, 4/14/24 ... $ 791 $ 746
5995839.SQ.FTS.B, Zero Cpn, 4/14/24 ... 2,335 2,202
5995861.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,520 3,335
5995929.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,038 1,024
5995967.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,489 1,475
5996104.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,804 1,602
5996138.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,512 2,177
5996159.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,537 1,475
5996201.SQ.FTS.B, Zero Cpn, 4/14/24 ... 5,356 5,194
5996327.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,469 2,437
5996444.SQ.FTS.B, Zero Cpn, 4/15/24 ... 839 769
5996458.SQ.FTS.B, Zero Cpn, 4/15/24 ... 22,992 14,113
5996618.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,917 1,878
5996647.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,862 2,434
5996671.SQ.FTS.B, Zero Cpn, 4/15/24 ... 10,670 10,093
5996769.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,787 1,775
5996828.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,859 1,810
5996858.SQ.FTS.B, Zero Cpn, 4/15/24 ... 3,532 3,454
5996918.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,748 2,700
5997093.SQ.FTS.B, Zero Cpn, 4/16/24 ... 13,622 9,690
5997272.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,600 1,504
5997292.SQ.FTS.B, Zero Cpn, 4/16/24 ... 438 428
5997297.SQ.FTS.B, Zero Cpn, 4/16/24 ... 5,500 5,384
5997392.SQ.FTS.B, Zero Cpn, 4/16/24 ... 482 475
5997398.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,645 2,570
5997442.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,128 1,089
5997500.SQ.FTS.B, Zero Cpn, 4/16/24 ... 989 953
5997527.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,720 2,671
5997595.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,302 1,216
5997613.SQ.FTS.B, Zero Cpn, 4/16/24 ... 655 601
5997621.SQ.FTS.B, Zero Cpn, 4/16/24 ... 2,321 649
5997641.SQ.FTS.B, Zero Cpn, 4/16/24 ... 8,451 8,294
5998066.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,262 1,222
5998187.SQ.FTS.B, Zero Cpn, 4/17/24 ... 487 460
5998208.SQ.FTS.B, Zero Cpn, 4/17/24 ... 14,101 13,701
5998598.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,011 1,994
5998676.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,438 2,166
6000204.SQ.FTS.B, Zero Cpn, 4/17/24 ... 175 165
6000206.SQ.FTS.B, Zero Cpn, 4/17/24 ... 3,691 3,579
6000271.SQ.FTS.B, Zero Cpn, 4/17/24 ... 134 133
6001427.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,408 2,373
6001531.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,080 2,053
6001625.SQ.FTS.B, Zero Cpn, 4/18/24 ... 238 144
6001627.SQ.FTS.B, Zero Cpn, 4/18/24 ... 137 125
6001639.SQ.FTS.B, Zero Cpn, 4/18/24 ... 5,373 4,937
6001752.SQ.FTS.B, Zero Cpn, 4/18/24 ... 13,181 12,455
6002205.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,936 1,080
6002305.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,794 2,641
6002691.SQ.FTS.B, Zero Cpn, 4/18/24 ... 880 873
6002821.SQ.FTS.B, Zero Cpn, 4/18/24 ... 8,885 8,700
6003010.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,747 798
6003035.SQ.FTS.B, Zero Cpn, 4/18/24 ... 40,734 32,399
6004389.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,397 1,325
6004423.SQ.FTS.B, Zero Cpn, 4/18/24 ... 661 623
6004445.SQ.FTS.B, Zero Cpn, 4/18/24 ... 35,910 33,717
6004957.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,811 3,643
6005126.SQ.FTS.B, Zero Cpn, 4/19/24 ... 8,098 7,746
6005453.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,889 2,854
Description
Principal
Amount Value
Block, Inc. (continued)
6005761.SQ.FTS.B, Zero Cpn, 4/19/24 ... $ 1,021 $ 697
6005771.SQ.FTS.B, Zero Cpn, 4/19/24 ... 863 833
6005795.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,824 1,672
6005828.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,339 3,211
6006074.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,290 1,953
6006167.SQ.FTS.B, Zero Cpn, 4/19/24 ... 23,127 20,882
6006556.SQ.FTS.B, Zero Cpn, 4/19/24 ... 12,030 11,788
6006837.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,360 7,299
6006972.SQ.FTS.B, Zero Cpn, 4/19/24 ... 842 522
6007073.SQ.FTS.B, Zero Cpn, 4/19/24 ... 468 439
6007120.SQ.FTS.B, Zero Cpn, 4/19/24 ... 3,456 3,335
6007285.SQ.FTS.B, Zero Cpn, 4/19/24 ... 543 538
6007318.SQ.FTS.B, Zero Cpn, 4/19/24 ... 445 435
6007321.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,690 1,601
6007508.SQ.FTS.B, Zero Cpn, 4/19/24 ... 604 597
6007604.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,181 4,086
6007679.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,522 1,597
6007695.SQ.FTS.B, Zero Cpn, 4/19/24 ... 6,437 6,067
6009911.SQ.FTS.B, Zero Cpn, 4/20/24 ... 8,471 7,959
6010152.SQ.FTS.B, Zero Cpn, 4/20/24 ... 9,207 7,678
6010579.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,855 1,546
6010663.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,125 2,935
6010968.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,889 4,829
6011160.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,859 1,733
6011214.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,594 2,485
6011305.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,400 1,355
6011328.SQ.FTS.B, Zero Cpn, 4/20/24 ... 6,475 6,346
6011444.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,090 2,041
6011497.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,079 1,702
6011521.SQ.FTS.B, Zero Cpn, 4/20/24 ... 511 305
6011551.SQ.FTS.B, Zero Cpn, 4/20/24 ... 41,051 39,975
6011965.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,967 1,895
6011985.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,309 4,224
6012042.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,175 1,812
6012051.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,846 4,629
6012102.SQ.FTS.B, Zero Cpn, 4/20/24 ... 14,798 13,644
6012348.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,381 2,302
6012409.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,163 3,092
6012618.SQ.FTS.B, Zero Cpn, 4/20/24 ... 7,871 5,523
6012726.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,047 1,023
6012799.SQ.FTS.B, Zero Cpn, 4/21/24 ... 7,438 7,164
6012890.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,651 1,549
6012912.SQ.FTS.B, Zero Cpn, 4/21/24 ... 12,325 11,913
6013057.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,783 4,679
6013254.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,515 3,396
6013361.SQ.FTS.B, Zero Cpn, 4/21/24 ... 11,433 11,205
6013787.SQ.FTS.B, Zero Cpn, 4/21/24 ... 645 515
6013827.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,594 5,468
6014043.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,228 1,985
6014086.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,430 3,262
6014176.SQ.FTS.B, Zero Cpn, 4/21/24 ... 968 592
6014188.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,984 6,813
6014276.SQ.FTS.B, Zero Cpn, 4/21/24 ... 26,869 26,029
6014769.SQ.FTS.B, Zero Cpn, 4/21/24 ... 643 635
6014790.SQ.FTS.B, Zero Cpn, 4/21/24 ... 4,256 4,124
6014841.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,839 3,624
6014884.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,043 2,007
6014932.SQ.FTS.B, Zero Cpn, 4/21/24 ... 518 512

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6014944.SQ.FTS.B, Zero Cpn, 4/21/24 ... $ 1,986 $ 1,950
6015012.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,424 6,327
6015166.SQ.FTS.B, Zero Cpn, 4/21/24 ... 23,722 23,224
6015613.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,495 5,425
6015922.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,821 1,382
6015940.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,645 1,618
6015967.SQ.FTS.B, Zero Cpn, 4/22/24 ... 5,000 4,873
6016010.SQ.FTS.B, Zero Cpn, 4/22/24 ... 6,988 6,684
6016088.SQ.FTS.B, Zero Cpn, 4/22/24 ... 6,481 6,271
6016164.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,629 2,463
6016187.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,660 1,560
6016264.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,715 3,532
6016316.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,353 3,258
6016357.SQ.FTS.B, Zero Cpn, 4/22/24 ... 3,966 3,609
6016488.SQ.FTS.B, Zero Cpn, 4/22/24 ... 644 630
6016597.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,759 1,709
6016618.SQ.FTS.B, Zero Cpn, 4/23/24 ... 994 964
6016747.SQ.FTS.B, Zero Cpn, 4/23/24 ... 415 388
6016754.SQ.FTS.B, Zero Cpn, 4/23/24 ... 12,395 11,868
6016880.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,044 1,980
6016912.SQ.FTS.B, Zero Cpn, 4/23/24 ... 10,730 10,065
6017007.SQ.FTS.B, Zero Cpn, 4/23/24 ... 649 638
6017408.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,920 1,885
6017519.SQ.FTS.B, Zero Cpn, 4/24/24 ... 588 565
6017526.SQ.FTS.B, Zero Cpn, 4/24/24 ... 719 694
6017546.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,523 2,394
6017671.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,167 714
6017704.SQ.FTS.B, Zero Cpn, 4/24/24 ... 3,362 3,297
6017854.SQ.FTS.B, Zero Cpn, 4/24/24 ... 7,189 6,586
6020766.SQ.FTS.B, Zero Cpn, 4/24/24 ... 1,786 729
6020776.SQ.FTS.B, Zero Cpn, 4/24/24 ... 2,101 2,051
6020853.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,770 1,410
6020889.SQ.FTS.B, Zero Cpn, 4/25/24 ... 854 783
6020901.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,979 5,719
6020961.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,816 5,541
6021180.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,931 1,776
6021205.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,605 2,562
6021277.SQ.FTS.B, Zero Cpn, 4/25/24 ... 4,902 2,866
6022191.SQ.FTS.B, Zero Cpn, 4/25/24 ... 6,275 6,072
6022307.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,662 2,630
6022441.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,079 2,887
6022461.SQ.FTS.B, Zero Cpn, 4/25/24 ... 580 516
6022466.SQ.FTS.B, Zero Cpn, 4/25/24 ... 10,616 10,085
6022726.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,165 2,641
6022779.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,583 1,546
6022808.SQ.FTS.B, Zero Cpn, 4/25/24 ... 149 148
6022824.SQ.FTS.B, Zero Cpn, 4/25/24 ... 438 341
6022838.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,632 3,577
6023717.SQ.FTS.B, Zero Cpn, 4/25/24 ... 21,020 20,569
6024147.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,263 1,239
6024182.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,624 1,593
6024384.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,562 3,484
6024536.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,225 2,158
6024595.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,366 1,351
6024680.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,628 1,612
6024779.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,060 1,240
6024860.SQ.FTS.B, Zero Cpn, 4/26/24 ... 721 697
6024871.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,266 2,227
Description
Principal
Amount Value
Block, Inc. (continued)
6024969.SQ.FTS.B, Zero Cpn, 4/26/24 ... $ 1,474 $ 803
6025042.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,031 4,933
6025535.SQ.FTS.B, Zero Cpn, 4/26/24 ... 497 451
6025558.SQ.FTS.B, Zero Cpn, 4/26/24 ... 833 452
6025648.SQ.FTS.B, Zero Cpn, 4/26/24 ... 804 464
6025673.SQ.FTS.B, Zero Cpn, 4/26/24 ... 9,377 9,260
6025908.SQ.FTS.B, Zero Cpn, 4/26/24 ... 30,503 29,634
6026347.SQ.FTS.B, Zero Cpn, 4/26/24 ... 223 210
6026353.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,037 2,940
6026398.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,307 1,773
6026839.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,409 2,345
6026925.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,232 6,473
6026979.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,923 2,881
6027119.SQ.FTS.B, Zero Cpn, 4/26/24 ... 25,617 23,528
6027446.SQ.FTS.B, Zero Cpn, 4/26/24 ... 420 404
6029248.SQ.FTS.B, Zero Cpn, 4/27/24 ... 7,436 7,022
6029424.SQ.FTS.B, Zero Cpn, 4/27/24 ... 10,634 7,843
6029772.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,011 1,906
6029827.SQ.FTS.B, Zero Cpn, 4/27/24 ... 37 37
6029869.SQ.FTS.B, Zero Cpn, 4/27/24 ... 12,402 11,887
6030375.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,247 4,903
6030495.SQ.FTS.B, Zero Cpn, 4/27/24 ... 988 889
6030515.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,660 5,447
6030645.SQ.FTS.B, Zero Cpn, 4/27/24 ... 657 631
6031890.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,247 1,219
6031936.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,298 4,049
6032055.SQ.FTS.B, Zero Cpn, 4/27/24 ... 3,159 3,056
6032149.SQ.FTS.B, Zero Cpn, 4/27/24 ... 13,208 7,137
6032302.SQ.FTS.B, Zero Cpn, 4/27/24 ... 729 706
6032312.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,926 2,823
6032594.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,582 1,566
6032665.SQ.FTS.B, Zero Cpn, 4/27/24 ... 7,581 7,474
6033262.SQ.FTS.B, Zero Cpn, 4/28/24 ... 305 287
6033308.SQ.FTS.B, Zero Cpn, 4/28/24 ... 3,552 3,347
6033376.SQ.FTS.B, Zero Cpn, 4/28/24 ... 5,641 5,537
6033788.SQ.FTS.B, Zero Cpn, 4/28/24 ... 8,680 8,411
6033984.SQ.FTS.B, Zero Cpn, 4/28/24 ... 3,699 3,614
6034065.SQ.FTS.B, Zero Cpn, 4/28/24 ... 18,141 17,576
6034780.SQ.FTS.B, Zero Cpn, 4/28/24 ... 5,145 5,025
6034937.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,213 1,177
6034996.SQ.FTS.B, Zero Cpn, 4/28/24 ... 5,320 4,746
6035132.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,054 976
6035165.SQ.FTS.B, Zero Cpn, 4/28/24 ... 536 510
6035186.SQ.FTS.B, Zero Cpn, 4/28/24 ... 37 37
6035358.SQ.FTS.B, Zero Cpn, 4/28/24 ... 12,733 7,935
6035602.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,708 2,665
6035687.SQ.FTS.B, Zero Cpn, 4/28/24 ... 8,842 8,641
6035822.SQ.FTS.B, Zero Cpn, 4/28/24 ... 16,005 10,482
6036706.SQ.FTS.B, Zero Cpn, 4/28/24 ... 276 273
6036744.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,710 2,528
6036798.SQ.FTS.B, Zero Cpn, 4/28/24 ... 8,068 6,029
6036964.SQ.FTS.B, Zero Cpn, 4/29/24 ... 6,794 6,664
6037072.SQ.FTS.B, Zero Cpn, 4/29/24 ... 7,307 7,198
6037187.SQ.FTS.B, Zero Cpn, 4/29/24 ... 9,023 8,785
6037303.SQ.FTS.B, Zero Cpn, 4/29/24 ... 17,063 15,604
6037477.SQ.FTS.B, Zero Cpn, 4/29/24 ... 5,796 5,544
6037518.SQ.FTS.B, Zero Cpn, 4/29/24 ... 2,393 1,956
6037541.SQ.FTS.B, Zero Cpn, 4/29/24 ... 27,220 24,545

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6037797.SQ.FTS.B, Zero Cpn, 4/30/24 ... $ 2,351 $ 2,316
6037916.SQ.FTS.B, Zero Cpn, 4/30/24 ... 6,564 6,374
6038073.SQ.FTS.B, Zero Cpn, 4/30/24 ... 18,749 18,263
6038304.SQ.FTS.B, Zero Cpn, 4/30/24 ... 632 612
6038307.SQ.FTS.B, Zero Cpn, 4/30/24 ... 11,023 6,682
6038616.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,300 1,269
6038663.SQ.FTS.B, Zero Cpn, 4/30/24 ... 4,480 3,615
6038817.SQ.FTS.B, Zero Cpn, 4/30/24 ... 2,265 2,226
6038918.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,377 1,343
6038964.SQ.FTS.B, Zero Cpn, 4/30/24 ... 3,033 2,886
6039096.SQ.FTS.B, Zero Cpn, 4/30/24 ... 5,447 5,219
6039261.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,131 1,092
6039335.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,441 1,330
6039378.SQ.FTS.B, Zero Cpn, 4/30/24 ... 807 785
6039406.SQ.FTS.B, Zero Cpn, 4/30/24 ... 415 395
6041030.SQ.FTS.B, Zero Cpn, 4/30/24 ... 11,123 9,941
6041628.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,513 1,493
6041701.SQ.FTS.B, Zero Cpn, 4/30/24 ... 6,983 1,279
6041791.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,795 1,560
6041836.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,669 3,602
6041970.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,298 1,258
6041983.SQ.FTS.B, Zero Cpn, 5/01/24 ... 40,970 25,214
6042828.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,495 2,087
6042869.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,574 2,497
6042950.SQ.FTS.B, Zero Cpn, 5/01/24 ... 7,183 7,071
6043439.SQ.FTS.B, Zero Cpn, 5/01/24 ... 594 582
6043481.SQ.FTS.B, Zero Cpn, 5/01/24 ... 825 711
6043503.SQ.FTS.B, Zero Cpn, 5/01/24 ... 4,529 4,206
6043577.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,779 3,705
6043659.SQ.FTS.B, Zero Cpn, 5/01/24 ... 532 525
6043686.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,728 2,537
6043719.SQ.FTS.B, Zero Cpn, 5/01/24 ... 5,543 5,413
6043853.SQ.FTS.B, Zero Cpn, 5/01/24 ... 869 555
6043865.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,329 2,287
6043964.SQ.FTS.B, Zero Cpn, 5/01/24 ... 5,795 5,598
6044092.SQ.FTS.B, Zero Cpn, 5/01/24 ... 29,510 28,821
6044632.SQ.FTS.B, Zero Cpn, 5/01/24 ... 40,298 36,958
6045158.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,246 741
6045306.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,147 1,126
6045346.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,364 1,306
6045594.SQ.FTS.B, Zero Cpn, 5/02/24 ... 17,736 17,390
6046270.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,930 1,124
6046321.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,007 2,206
6046375.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,159 993
6046403.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,003 3,721
6046463.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,002 966
6046484.SQ.FTS.B, Zero Cpn, 5/02/24 ... 4,756 4,271
6046663.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,862 2,777
6046727.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,223 3,101
6046961.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,205 2,981
6047020.SQ.FTS.B, Zero Cpn, 5/02/24 ... 5,417 5,150
6047198.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,571 6,465
6047353.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,503 1,477
6047382.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,174 2,134
6047441.SQ.FTS.B, Zero Cpn, 5/02/24 ... 493 477
6047443.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,724 6,535
6047527.SQ.FTS.B, Zero Cpn, 5/02/24 ... 429 187
6047533.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,581 2,383
Description
Principal
Amount Value
Block, Inc. (continued)
6047559.SQ.FTS.B, Zero Cpn, 5/02/24 ... $ 6,434 $ 6,074
6047635.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,410 3,313
6047690.SQ.FTS.B, Zero Cpn, 5/02/24 ... 783 765
6047714.SQ.FTS.B, Zero Cpn, 5/02/24 ... 6,250 6,111
6047820.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,818 1,740
6047837.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,176 2,104
6047891.SQ.FTS.B, Zero Cpn, 5/02/24 ... 60,030 50,765
6048369.SQ.FTS.B, Zero Cpn, 5/02/24 ... 811 767
6048400.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,383 1,117
6048429.SQ.FTS.B, Zero Cpn, 5/02/24 ... 9,310 7,403
6048564.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,350 914
6050998.SQ.FTS.B, Zero Cpn, 5/03/24 ... 10,265 9,675
6051092.SQ.FTS.B, Zero Cpn, 5/03/24 ... 1,010 993
6051129.SQ.FTS.B, Zero Cpn, 5/03/24 ... 6,120 5,184
6051212.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,258 2,200
6051266.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,992 4,679
6051389.SQ.FTS.B, Zero Cpn, 5/03/24 ... 11,668 11,309
6051791.SQ.FTS.B, Zero Cpn, 5/03/24 ... 6,740 6,528
6051987.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,571 3,421
6052126.SQ.FTS.B, Zero Cpn, 5/03/24 ... 28,873 27,260
6052702.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,049 2,661
6052829.SQ.FTS.B, Zero Cpn, 5/03/24 ... 505 492
6053001.SQ.FTS.B, Zero Cpn, 5/03/24 ... 6,460 6,283
6053084.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,140 2,082
6053242.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,000 4,919
6053668.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,071 3,824
6053744.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,244 3,160
6053795.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,853 2,761
6053874.SQ.FTS.B, Zero Cpn, 5/03/24 ... 6,575 6,175
6053997.SQ.FTS.B, Zero Cpn, 5/03/24 ... 7,431 7,170
6054276.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,166 4,099
6054350.SQ.FTS.B, Zero Cpn, 5/03/24 ... 21,894 21,037
6054694.SQ.FTS.B, Zero Cpn, 5/04/24 ... 44,356 43,312
6056014.SQ.FTS.B, Zero Cpn, 5/04/24 ... 21,452 20,690
6056380.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,482 1,467
6056458.SQ.FTS.B, Zero Cpn, 5/04/24 ... 6,889 6,241
6056540.SQ.FTS.B, Zero Cpn, 5/04/24 ... 903 850
6056545.SQ.FTS.B, Zero Cpn, 5/04/24 ... 14,974 12,946
6056808.SQ.FTS.B, Zero Cpn, 5/04/24 ... 14,904 12,840
6057020.SQ.FTS.B, Zero Cpn, 5/04/24 ... 4,969 4,354
6057138.SQ.FTS.B, Zero Cpn, 5/04/24 ... 4,217 4,038
6057211.SQ.FTS.B, Zero Cpn, 5/04/24 ... 8,054 7,832
6057313.SQ.FTS.B, Zero Cpn, 5/04/24 ... 511 505
6057362.SQ.FTS.B, Zero Cpn, 5/04/24 ... 673 646
6057386.SQ.FTS.B, Zero Cpn, 5/04/24 ... 5,612 5,420
6057508.SQ.FTS.B, Zero Cpn, 5/04/24 ... 191 186
6057513.SQ.FTS.B, Zero Cpn, 5/04/24 ... 167 164
6057528.SQ.FTS.B, Zero Cpn, 5/04/24 ... 371 369
6057566.SQ.FTS.B, Zero Cpn, 5/04/24 ... 2,116 2,041
6057597.SQ.FTS.B, Zero Cpn, 5/04/24 ... 222 218
6057613.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,028 969
6057635.SQ.FTS.B, Zero Cpn, 5/04/24 ... 1,816 1,769
6057689.SQ.FTS.B, Zero Cpn, 5/04/24 ... 572 435
6057699.SQ.FTS.B, Zero Cpn, 5/04/24 ... 8,164 5,674
6057791.SQ.FTS.B, Zero Cpn, 5/04/24 ... 9,244 8,847
6057856.SQ.FTS.B, Zero Cpn, 5/04/24 ... 4,257 3,270
6057877.SQ.FTS.B, Zero Cpn, 5/04/24 ... 5,063 4,846
6057913.SQ.FTS.B, Zero Cpn, 5/04/24 ... 3,546 3,490

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6058044.SQ.FTS.B, Zero Cpn, 5/04/24 ... $ 1,153 $ 1,097
6058355.SQ.FTS.B, Zero Cpn, 5/05/24 ... 327 307
6058394.SQ.FTS.B, Zero Cpn, 5/05/24 ... 2,973 2,384
6058411.SQ.FTS.B, Zero Cpn, 5/05/24 ... 2,356 2,055
6058430.SQ.FTS.B, Zero Cpn, 5/05/24 ... 3,209 3,120
6058471.SQ.FTS.B, Zero Cpn, 5/05/24 ... 5,358 5,164
6058619.SQ.FTS.B, Zero Cpn, 5/05/24 ... 185 182
6058669.SQ.FTS.B, Zero Cpn, 5/05/24 ... 9,919 9,616
6058820.SQ.FTS.B, Zero Cpn, 5/05/24 ... 2,843 2,801
6058916.SQ.FTS.B, Zero Cpn, 5/05/24 ... 7,127 6,607
6059039.SQ.FTS.B, Zero Cpn, 5/05/24 ... 811 646
6059055.SQ.FTS.B, Zero Cpn, 5/05/24 ... 4,847 4,744
6059151.SQ.FTS.B, Zero Cpn, 5/06/24 ... 3,299 3,066
6059209.SQ.FTS.B, Zero Cpn, 5/06/24 ... 774 767
6059249.SQ.FTS.B, Zero Cpn, 5/06/24 ... 2,757 2,703
6059314.SQ.FTS.B, Zero Cpn, 5/06/24 ... 9,639 8,651
6059813.SQ.FTS.B, Zero Cpn, 5/06/24 ... 6,787 3,512
6060095.SQ.FTS.B, Zero Cpn, 5/07/24 ... 921 863
6060119.SQ.FTS.B, Zero Cpn, 5/07/24 ... 486 474
6060147.SQ.FTS.B, Zero Cpn, 5/07/24 ... 6,841 6,756
6060861.SQ.FTS.B, Zero Cpn, 5/07/24 ... 683 658
6060894.SQ.FTS.B, Zero Cpn, 5/07/24 ... 914 870
6060944.SQ.FTS.B, Zero Cpn, 5/07/24 ... 8,774 8,259
6061453.SQ.FTS.B, Zero Cpn, 5/07/24 ... 9,408 8,676
6061656.SQ.FTS.B, Zero Cpn, 5/07/24 ... 1,184 1,165
6061863.SQ.FTS.B, Zero Cpn, 5/07/24 ... 5,629 5,525
6062168.SQ.FTS.B, Zero Cpn, 5/07/24 ... 399 376
6062226.SQ.FTS.B, Zero Cpn, 5/07/24 ... 11,114 10,702
6062383.SQ.FTS.B, Zero Cpn, 5/07/24 ... 6,065 5,891
6062536.SQ.FTS.B, Zero Cpn, 5/07/24 ... 6,121 3,623
6062586.SQ.FTS.B, Zero Cpn, 5/07/24 ... 991 969
6062602.SQ.FTS.B, Zero Cpn, 5/07/24 ... 9,170 8,815
6062856.SQ.FTS.B, Zero Cpn, 5/07/24 ... 5,473 5,299
6062959.SQ.FTS.B, Zero Cpn, 5/07/24 ... 970 664
6062963.SQ.FTS.B, Zero Cpn, 5/07/24 ... 2,421 2,389
6063053.SQ.FTS.B, Zero Cpn, 5/07/24 ... 1,065 1,043
6063093.SQ.FTS.B, Zero Cpn, 5/07/24 ... 3,406 2,102
6063137.SQ.FTS.B, Zero Cpn, 5/07/24 ... 410 401
6064114.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,842 1,802
6064603.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,065 1,029
6064621.SQ.FTS.B, Zero Cpn, 5/08/24 ... 12,482 12,101
6064734.SQ.FTS.B, Zero Cpn, 5/08/24 ... 9,149 8,311
6064881.SQ.FTS.B, Zero Cpn, 5/08/24 ... 9,715 9,032
6065601.SQ.FTS.B, Zero Cpn, 5/08/24 ... 5,369 5,277
6065870.SQ.FTS.B, Zero Cpn, 5/08/24 ... 3,296 3,109
6065954.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,096 1,913
6066079.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,045 1,013
6066142.SQ.FTS.B, Zero Cpn, 5/08/24 ... 8,144 8,009
6066329.SQ.FTS.B, Zero Cpn, 5/08/24 ... 3,449 3,372
6066392.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,888 2,680
6066430.SQ.FTS.B, Zero Cpn, 5/08/24 ... 15,258 14,937
6066715.SQ.FTS.B, Zero Cpn, 5/08/24 ... 977 920
6066738.SQ.FTS.B, Zero Cpn, 5/08/24 ... 3,181 2,955
6066772.SQ.FTS.B, Zero Cpn, 5/08/24 ... 4,411 4,248
6066897.SQ.FTS.B, Zero Cpn, 5/08/24 ... 884 853
6066918.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,287 1,246
6066955.SQ.FTS.B, Zero Cpn, 5/08/24 ... 3,485 3,045
6067036.SQ.FTS.B, Zero Cpn, 5/08/24 ... 136 134
Description
Principal
Amount Value
Block, Inc. (continued)
6105817.SQ.FTS.B, Zero Cpn, 5/09/24 ... $ 1,632 $ 1,574
6105927.SQ.FTS.B, Zero Cpn, 5/09/24 ... 1,075 1,051
6105938.SQ.FTS.B, Zero Cpn, 5/09/24 ... 9,105 8,739
6107220.SQ.FTS.B, Zero Cpn, 5/09/24 ... 2,852 2,779
6107259.SQ.FTS.B, Zero Cpn, 5/09/24 ... 139 113
6107267.SQ.FTS.B, Zero Cpn, 5/09/24 ... 24,206 20,098
6108713.SQ.FTS.B, Zero Cpn, 5/09/24 ... 153 151
6109460.SQ.FTS.B, Zero Cpn, 5/09/24 ... 15,897 12,240
6112012.SQ.FTS.B, Zero Cpn, 5/09/24 ... 1,846 1,667
6112312.SQ.FTS.B, Zero Cpn, 5/09/24 ... 13,151 13,002
6120514.SQ.FTS.B, Zero Cpn, 5/09/24 ... 7,883 7,412
6120608.SQ.FTS.B, Zero Cpn, 5/09/24 ... 553 541
6120750.SQ.FTS.B, Zero Cpn, 5/09/24 ... 816 414
6120756.SQ.FTS.B, Zero Cpn, 5/09/24 ... 1,091 979
6120807.SQ.FTS.B, Zero Cpn, 5/09/24 ... 7,065 6,347
6120908.SQ.FTS.B, Zero Cpn, 5/09/24 ... 2,002 1,945
6120938.SQ.FTS.B, Zero Cpn, 5/09/24 ... 19,846 9,354
6121015.SQ.FTS.B, Zero Cpn, 5/10/24 ... 7,083 6,849
6121153.SQ.FTS.B, Zero Cpn, 5/10/24 ... 7,525 7,332
6121267.SQ.FTS.B, Zero Cpn, 5/10/24 ... 37,675 35,965
6121689.SQ.FTS.B, Zero Cpn, 5/10/24 ... 13,885 13,080
6122160.SQ.FTS.B, Zero Cpn, 5/10/24 ... 3,487 3,336
6122211.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,684 4,563
6122300.SQ.FTS.B, Zero Cpn, 5/10/24 ... 3,272 3,210
6122433.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,766 1,735
6122490.SQ.FTS.B, Zero Cpn, 5/10/24 ... 2,510 2,374
6122591.SQ.FTS.B, Zero Cpn, 5/10/24 ... 90 89
6122611.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,018 3,786
6122715.SQ.FTS.B, Zero Cpn, 5/10/24 ... 45,745 41,339
6123286.SQ.FTS.B, Zero Cpn, 5/10/24 ... 6,178 5,536
6123399.SQ.FTS.B, Zero Cpn, 5/10/24 ... 8,254 7,870
6123545.SQ.FTS.B, Zero Cpn, 5/10/24 ... 3,187 3,088
6123580.SQ.FTS.B, Zero Cpn, 5/10/24 ... 7,857 4,218
6123680.SQ.FTS.B, Zero Cpn, 5/10/24 ... 49,729 41,904
6124653.SQ.FTS.B, Zero Cpn, 5/11/24 ... 617 606
6124687.SQ.FTS.B, Zero Cpn, 5/11/24 ... 15,207 13,831
6125075.SQ.FTS.B, Zero Cpn, 5/11/24 ... 4,618 4,414
6125171.SQ.FTS.B, Zero Cpn, 5/11/24 ... 1,784 1,706
6125197.SQ.FTS.B, Zero Cpn, 5/11/24 ... 3,087 3,021
6125282.SQ.FTS.B, Zero Cpn, 5/11/24 ... 1,130 1,044
6125412.SQ.FTS.B, Zero Cpn, 5/11/24 ... 5,084 4,917
6125490.SQ.FTS.B, Zero Cpn, 5/11/24 ... 4,099 4,037
6125604.SQ.FTS.B, Zero Cpn, 5/11/24 ... 2,829 2,705
6125634.SQ.FTS.B, Zero Cpn, 5/11/24 ... 4,360 4,230
6125695.SQ.FTS.B, Zero Cpn, 5/11/24 ... 13,200 12,301
6126071.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,609 2,528
6126100.SQ.FTS.B, Zero Cpn, 5/12/24 ... 5,528 5,330
6126162.SQ.FTS.B, Zero Cpn, 5/12/24 ... 4,038 3,959
6126232.SQ.FTS.B, Zero Cpn, 5/12/24 ... 3,431 2,634
6126259.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,263 2,192
6126281.SQ.FTS.B, Zero Cpn, 5/12/24 ... 7,202 5,581
6126348.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,634 1,543
6126363.SQ.FTS.B, Zero Cpn, 5/12/24 ... 3,863 3,450
6126401.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,178 1,146
6126455.SQ.FTS.B, Zero Cpn, 5/12/24 ... 11,252 10,978
6126608.SQ.FTS.B, Zero Cpn, 5/12/24 ... 4,911 3,961
6126676.SQ.FTS.B, Zero Cpn, 5/12/24 ... 24,515 23,679
6126999.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,333 1,213

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6127003.SQ.FTS.B, Zero Cpn, 5/13/24 ... $ 1,685 $ 1,644
6127025.SQ.FTS.B, Zero Cpn, 5/13/24 ... 357 347
6127037.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,465 1,445
6127060.SQ.FTS.B, Zero Cpn, 5/13/24 ... 5,078 4,915
6127124.SQ.FTS.B, Zero Cpn, 5/13/24 ... 6,022 5,590
6127192.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,624 2,161
6127227.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,563 3,478
6127261.SQ.FTS.B, Zero Cpn, 5/13/24 ... 224 219
6127273.SQ.FTS.B, Zero Cpn, 5/13/24 ... 4,768 2,832
6127330.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,148 1,120
6127374.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,574 896
6127385.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,309 3,263
6127431.SQ.FTS.B, Zero Cpn, 5/13/24 ... 590 554
6127456.SQ.FTS.B, Zero Cpn, 5/13/24 ... 447 428
6131276.SQ.FTS.B, Zero Cpn, 5/14/24 ... 2,148 1,856
6131346.SQ.FTS.B, Zero Cpn, 5/15/24 ... 8,677 8,348
6131484.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,425 1,338
6131552.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,115 6,890
6131860.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,782 4,671
6131952.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,527 1,511
6132104.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,936 7,574
6132304.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,292 4,247
6132801.SQ.FTS.B, Zero Cpn, 5/15/24 ... 19,118 18,684
6133232.SQ.FTS.B, Zero Cpn, 5/15/24 ... 21,694 20,908
6133707.SQ.FTS.B, Zero Cpn, 5/15/24 ... 11,499 6,904
6134305.SQ.FTS.B, Zero Cpn, 5/15/24 ... 36,070 33,828
6134623.SQ.FTS.B, Zero Cpn, 5/15/24 ... 32,159 31,144
6134839.SQ.FTS.B, Zero Cpn, 5/15/24 ... 5,075 4,964
6134865.SQ.FTS.B, Zero Cpn, 5/16/24 ... 12,947 12,556
6135022.SQ.FTS.B, Zero Cpn, 5/16/24 ... 5,434 5,119
6135101.SQ.FTS.B, Zero Cpn, 5/16/24 ... 7,922 7,533
6135248.SQ.FTS.B, Zero Cpn, 5/16/24 ... 8,060 6,065
6135471.SQ.FTS.B, Zero Cpn, 5/16/24 ... 8,271 7,968
6135577.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,440 3,343
6135702.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,371 1,285
6135709.SQ.FTS.B, Zero Cpn, 5/16/24 ... 18,124 17,398
6136070.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,707 1,674
6136113.SQ.FTS.B, Zero Cpn, 5/16/24 ... 7,271 6,919
6136255.SQ.FTS.B, Zero Cpn, 5/16/24 ... 698 673
6136349.SQ.FTS.B, Zero Cpn, 5/16/24 ... 367 335
6136357.SQ.FTS.B, Zero Cpn, 5/16/24 ... 715 671
6136375.SQ.FTS.B, Zero Cpn, 5/16/24 ... 5,550 5,363
6136481.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,428 1,898
6136552.SQ.FTS.B, Zero Cpn, 5/16/24 ... 9,527 9,212
6136771.SQ.FTS.B, Zero Cpn, 5/16/24 ... 15,028 14,574
6136924.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,953 2,895
6136959.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,422 2,853
6137004.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,878 4,681
6137076.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,816 3,307
6137107.SQ.FTS.B, Zero Cpn, 5/16/24 ... 15,963 15,574
6137296.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,814 2,714
6137336.SQ.FTS.B, Zero Cpn, 5/16/24 ... 12,935 12,273
6137520.SQ.FTS.B, Zero Cpn, 5/16/24 ... 434 388
6137535.SQ.FTS.B, Zero Cpn, 5/16/24 ... 15,406 14,728
6137611.SQ.FTS.B, Zero Cpn, 5/16/24 ... 844 657
6137633.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,450 2,204
6137703.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,110 684
6137742.SQ.FTS.B, Zero Cpn, 5/16/24 ... 526 509
Description
Principal
Amount Value
Block, Inc. (continued)
6139559.SQ.FTS.B, Zero Cpn, 5/17/24 ... $ 10,459 $ 9,949
6139733.SQ.FTS.B, Zero Cpn, 5/17/24 ... 10,607 10,363
6139899.SQ.FTS.B, Zero Cpn, 5/17/24 ... 5,390 4,127
6139927.SQ.FTS.B, Zero Cpn, 5/17/24 ... 6,333 6,264
6140062.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,989 3,843
6140154.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,017 950
6140483.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,094 2,027
6140551.SQ.FTS.B, Zero Cpn, 5/17/24 ... 8,191 7,963
6140944.SQ.FTS.B, Zero Cpn, 5/17/24 ... 344 327
6140955.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,717 1,664
6141331.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,831 2,714
6141382.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,324 3,206
6141442.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,400 1,383
6141502.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,396 3,219
6141598.SQ.FTS.B, Zero Cpn, 5/17/24 ... 8,126 7,826
6141802.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,048 949
6141840.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,383 2,434
6141876.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,015 991
6141891.SQ.FTS.B, Zero Cpn, 5/17/24 ... 10,885 10,427
6142103.SQ.FTS.B, Zero Cpn, 5/17/24 ... 6,515 6,297
6142310.SQ.FTS.B, Zero Cpn, 5/17/24 ... 776 744
6142329.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,171 2,074
6142347.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,178 2,148
6143025.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,929 1,902
6143101.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,455 1,405
6143125.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,877 2,802
6143288.SQ.FTS.B, Zero Cpn, 5/18/24 ... 357 346
6143372.SQ.FTS.B, Zero Cpn, 5/18/24 ... 30,263 29,333
6143896.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,873 2,813
6144045.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,196 802
6144424.SQ.FTS.B, Zero Cpn, 5/18/24 ... 22,494 21,246
6144839.SQ.FTS.B, Zero Cpn, 5/18/24 ... 9,539 7,838
6145011.SQ.FTS.B, Zero Cpn, 5/18/24 ... 4,690 4,535
6145086.SQ.FTS.B, Zero Cpn, 5/18/24 ... 3,981 3,731
6145148.SQ.FTS.B, Zero Cpn, 5/18/24 ... 4,449 3,897
6145203.SQ.FTS.B, Zero Cpn, 5/18/24 ... 10,474 9,860
6145483.SQ.FTS.B, Zero Cpn, 5/18/24 ... 5,672 5,522
6145586.SQ.FTS.B, Zero Cpn, 5/18/24 ... 8,257 7,921
6145716.SQ.FTS.B, Zero Cpn, 5/18/24 ... 12,572 10,890
6145876.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,747 1,342
6145927.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,413 944
6145953.SQ.FTS.B, Zero Cpn, 5/18/24 ... 7,965 7,719
6146126.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,072 990
6146154.SQ.FTS.B, Zero Cpn, 5/18/24 ... 4,967 4,806
6146248.SQ.FTS.B, Zero Cpn, 5/18/24 ... 8,487 7,358
6146325.SQ.FTS.B, Zero Cpn, 5/18/24 ... 5,476 5,419
6146548.SQ.FTS.B, Zero Cpn, 5/18/24 ... 315 251
6146549.SQ.FTS.B, Zero Cpn, 5/18/24 ... 6,183 5,610
6146779.SQ.FTS.B, Zero Cpn, 5/19/24 ... 5,104 5,013
6146896.SQ.FTS.B, Zero Cpn, 5/19/24 ... 2,014 1,964
6146945.SQ.FTS.B, Zero Cpn, 5/19/24 ... 1,064 1,013
6146964.SQ.FTS.B, Zero Cpn, 5/19/24 ... 620 600
6146983.SQ.FTS.B, Zero Cpn, 5/19/24 ... 4,774 4,321
6147026.SQ.FTS.B, Zero Cpn, 5/19/24 ... 11,450 10,571
6147217.SQ.FTS.B, Zero Cpn, 5/19/24 ... 511 420
6147230.SQ.FTS.B, Zero Cpn, 5/19/24 ... 6,102 5,744
6147337.SQ.FTS.B, Zero Cpn, 5/19/24 ... 5,041 4,812
6147426.SQ.FTS.B, Zero Cpn, 5/19/24 ... 3,887 3,646

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6147492.SQ.FTS.B, Zero Cpn, 5/19/24 ... $ 631 $ 543
6147555.SQ.FTS.B, Zero Cpn, 5/20/24 ... 5,341 5,133
6147656.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,641 1,253
6147679.SQ.FTS.B, Zero Cpn, 5/20/24 ... 7,679 6,245
6147770.SQ.FTS.B, Zero Cpn, 5/20/24 ... 2,916 2,655
6147853.SQ.FTS.B, Zero Cpn, 5/20/24 ... 2,354 2,281
6147917.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,436 1,403
6147968.SQ.FTS.B, Zero Cpn, 5/20/24 ... 3,097 3,013
6148012.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,874 1,787
6148056.SQ.FTS.B, Zero Cpn, 5/20/24 ... 16,456 16,144
6149301.SQ.FTS.B, Zero Cpn, 5/21/24 ... 9,834 9,501
6149689.SQ.FTS.B, Zero Cpn, 5/21/24 ... 4,184 4,073
6149785.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,329 1,211
6149841.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,567 2,523
6150045.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,793 2,360
6150098.SQ.FTS.B, Zero Cpn, 5/21/24 ... 139 137
6150165.SQ.FTS.B, Zero Cpn, 5/21/24 ... 855 834
6150201.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,057 746
6150337.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,211 1,189
6150365.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,216 2,750
6150428.SQ.FTS.B, Zero Cpn, 5/21/24 ... 9,166 8,887
6150725.SQ.FTS.B, Zero Cpn, 5/21/24 ... 334 326
6150742.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,811 2,727
6150877.SQ.FTS.B, Zero Cpn, 5/21/24 ... 9,975 9,642
6151073.SQ.FTS.B, Zero Cpn, 5/21/24 ... 696 672
6151184.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,595 1,496
6151232.SQ.FTS.B, Zero Cpn, 5/21/24 ... 797 573
6151236.SQ.FTS.B, Zero Cpn, 5/21/24 ... 755 731
6151254.SQ.FTS.B, Zero Cpn, 5/21/24 ... 39,594 33,751
6151807.SQ.FTS.B, Zero Cpn, 5/21/24 ... 2,439 2,355
6151834.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,258 1,112
6152831.SQ.FTS.B, Zero Cpn, 5/22/24 ... 22,670 22,238
6153090.SQ.FTS.B, Zero Cpn, 5/22/24 ... 8,723 8,190
6153219.SQ.FTS.B, Zero Cpn, 5/22/24 ... 3,034 2,666
6153275.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,438 3,494
6153346.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,955 2,769
6153445.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,425 2,153
6153478.SQ.FTS.B, Zero Cpn, 5/22/24 ... 4,914 4,447
6153575.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,805 1,717
6153645.SQ.FTS.B, Zero Cpn, 5/22/24 ... 16,985 16,583
6153972.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,701 1,624
6154028.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,885 1,755
6154042.SQ.FTS.B, Zero Cpn, 5/22/24 ... 32,545 23,384
6154403.SQ.FTS.B, Zero Cpn, 5/22/24 ... 632 620
6154428.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,339 1,317
6154525.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,015 1,953
6154559.SQ.FTS.B, Zero Cpn, 5/22/24 ... 19,386 19,184
6155562.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,094 1,041
6155706.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,512 2,427
6155725.SQ.FTS.B, Zero Cpn, 5/22/24 ... 9,195 8,979
6155859.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,720 1,586
6155893.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,353 1,387
6155930.SQ.FTS.B, Zero Cpn, 5/22/24 ... 9,003 3,572
6157428.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,179 2,127
6157474.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,169 1,138
6157489.SQ.FTS.B, Zero Cpn, 5/23/24 ... 726 656
6157493.SQ.FTS.B, Zero Cpn, 5/23/24 ... 12,619 11,683
6157535.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,768 3,634
Description
Principal
Amount Value
Block, Inc. (continued)
6157569.SQ.FTS.B, Zero Cpn, 5/23/24 ... $ 2,452 $ 2,397
6157589.SQ.FTS.B, Zero Cpn, 5/23/24 ... 5,541 5,409
6157641.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,280 1,240
6157661.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,213 1,002
6157670.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,047 1,608
6157710.SQ.FTS.B, Zero Cpn, 5/23/24 ... 10,461 10,120
6157860.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,480 2,164
6157893.SQ.FTS.B, Zero Cpn, 5/23/24 ... 262 249
6157970.SQ.FTS.B, Zero Cpn, 5/23/24 ... 4,699 4,408
6158051.SQ.FTS.B, Zero Cpn, 5/23/24 ... 7,643 7,378
6158178.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,369 1,324
6158234.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,708 3,571
6158330.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,346 1,309
6158349.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,323 3,217
6158426.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,344 2,243
6158539.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,151 1,093
6158854.SQ.FTS.B, Zero Cpn, 5/23/24 ... 5,119 4,851
6158976.SQ.FTS.B, Zero Cpn, 5/23/24 ... 940 725
6159006.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,734 3,381
6159420.SQ.FTS.B, Zero Cpn, 5/23/24 ... 10,184 9,914
6159621.SQ.FTS.B, Zero Cpn, 5/23/24 ... 32,723 31,949
6160013.SQ.FTS.B, Zero Cpn, 5/23/24 ... 4,456 4,371
6160115.SQ.FTS.B, Zero Cpn, 5/23/24 ... 4,809 4,639
6160213.SQ.FTS.B, Zero Cpn, 5/23/24 ... 18,834 18,543
6160815.SQ.FTS.B, Zero Cpn, 5/24/24 ... 38,198 36,875
6161004.SQ.FTS.B, Zero Cpn, 5/24/24 ... 4,819 4,681
6161145.SQ.FTS.B, Zero Cpn, 5/24/24 ... 386 380
6161169.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,933 938
6161181.SQ.FTS.B, Zero Cpn, 5/24/24 ... 4,690 4,508
6161316.SQ.FTS.B, Zero Cpn, 5/24/24 ... 30,158 28,665
6161545.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,528 6,148
6161916.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,028 1,500
6161952.SQ.FTS.B, Zero Cpn, 5/25/24 ... 2,497 2,336
6162019.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,526 6,287
6162241.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,951 6,608
6162520.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,681 3,607
6162742.SQ.FTS.B, Zero Cpn, 5/25/24 ... 8,512 8,045
6162901.SQ.FTS.B, Zero Cpn, 5/25/24 ... 155 154
6162963.SQ.FTS.B, Zero Cpn, 5/25/24 ... 9,069 7,749
6163115.SQ.FTS.B, Zero Cpn, 5/25/24 ... 10,642 9,287
6163558.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,364 506
6163573.SQ.FTS.B, Zero Cpn, 5/25/24 ... 2,237 2,174
6163637.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,333 1,272
6163673.SQ.FTS.B, Zero Cpn, 5/25/24 ... 4,192 3,817
6163704.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,383 1,320
6163740.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,836 3,725
6163820.SQ.FTS.B, Zero Cpn, 5/25/24 ... 4,414 4,214
6163875.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,298 3,223
6164012.SQ.FTS.B, Zero Cpn, 5/25/24 ... 641 637
6164110.SQ.FTS.B, Zero Cpn, 5/25/24 ... 3,408 3,196
6164186.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,882 1,708
6164310.SQ.FTS.B, Zero Cpn, 5/25/24 ... 2,343 2,253
6164424.SQ.FTS.B, Zero Cpn, 5/25/24 ... 4,113 1,318
6164486.SQ.FTS.B, Zero Cpn, 5/25/24 ... 7,805 7,642
6164800.SQ.FTS.B, Zero Cpn, 5/25/24 ... 1,105 1,046
6164813.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,475 1,441
6164849.SQ.FTS.B, Zero Cpn, 5/26/24 ... 3,205 3,117
6164887.SQ.FTS.B, Zero Cpn, 5/26/24 ... 15,574 15,093

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6165145.SQ.FTS.B, Zero Cpn, 5/26/24 ... $ 1,443 $ 1,403
6165157.SQ.FTS.B, Zero Cpn, 5/26/24 ... 5,849 5,678
6165237.SQ.FTS.B, Zero Cpn, 5/26/24 ... 5,132 5,019
6165295.SQ.FTS.B, Zero Cpn, 5/26/24 ... 9,573 9,166
6165396.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,994 1,936
6165420.SQ.FTS.B, Zero Cpn, 5/26/24 ... 8,285 7,870
6165497.SQ.FTS.B, Zero Cpn, 5/26/24 ... 13,783 13,461
6165646.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,715 1,673
6165678.SQ.FTS.B, Zero Cpn, 5/27/24 ... 4,327 2,393
6165705.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,205 3,086
6165762.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,515 3,427
6165798.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,173 2,072
6165818.SQ.FTS.B, Zero Cpn, 5/27/24 ... 6,534 6,374
6165938.SQ.FTS.B, Zero Cpn, 5/27/24 ... 861 842
6165971.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,290 1,224
6165977.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,385 2,181
6165997.SQ.FTS.B, Zero Cpn, 5/27/24 ... 4,163 4,050
6166228.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,036 1,802
6166264.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,192 2,018
6166335.SQ.FTS.B, Zero Cpn, 5/28/24 ... 23,949 22,421
6168722.SQ.FTS.B, Zero Cpn, 5/28/24 ... 5,818 5,576
6168927.SQ.FTS.B, Zero Cpn, 5/28/24 ... 28,842 27,977
6169562.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,776 1,627
6169587.SQ.FTS.B, Zero Cpn, 5/28/24 ... 5,587 4,231
6169658.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,004 969
6169746.SQ.FTS.B, Zero Cpn, 5/29/24 ... 447 434
6169978.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,172 2,063
6170049.SQ.FTS.B, Zero Cpn, 5/29/24 ... 5,091 4,920
6170250.SQ.FTS.B, Zero Cpn, 5/29/24 ... 616 599
6170286.SQ.FTS.B, Zero Cpn, 5/29/24 ... 14,460 13,836
6170777.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,141 2,088
6170891.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,957 3,748
6170990.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,953 3,651
6171045.SQ.FTS.B, Zero Cpn, 5/29/24 ... 650 525
6171064.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,952 2,708
6171117.SQ.FTS.B, Zero Cpn, 5/29/24 ... 7,048 6,417
6171260.SQ.FTS.B, Zero Cpn, 5/29/24 ... 666 657
6171294.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,436 936
6171310.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,479 2,280
6171346.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,382 1,057
6171381.SQ.FTS.B, Zero Cpn, 5/29/24 ... 17,886 17,388
6171732.SQ.FTS.B, Zero Cpn, 5/29/24 ... 265 257
6171786.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,786 1,686
6171823.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,249 3,155
6171902.SQ.FTS.B, Zero Cpn, 5/29/24 ... 4,344 4,253
6171974.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,371 3,205
6172045.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,647 2,116
6172533.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,404 2,275
6172552.SQ.FTS.B, Zero Cpn, 5/29/24 ... 11,822 11,246
6172736.SQ.FTS.B, Zero Cpn, 5/29/24 ... 39,620 38,118
6173113.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,022 2,916
6173144.SQ.FTS.B, Zero Cpn, 5/29/24 ... 856 699
6173147.SQ.FTS.B, Zero Cpn, 5/29/24 ... 8,943 3,154
6173185.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,577 1,408
6173207.SQ.FTS.B, Zero Cpn, 5/29/24 ... 4,201 3,998
6173301.SQ.FTS.B, Zero Cpn, 5/29/24 ... 571 453
6173346.SQ.FTS.B, Zero Cpn, 5/30/24 ... 569 564
6173390.SQ.FTS.B, Zero Cpn, 5/30/24 ... 364 347
Description
Principal
Amount Value
Block, Inc. (continued)
6173413.SQ.FTS.B, Zero Cpn, 5/30/24 ... $ 1,761 $ 1,726
6173433.SQ.FTS.B, Zero Cpn, 5/30/24 ... 6,305 5,867
6173483.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,210 1,191
6173644.SQ.FTS.B, Zero Cpn, 5/30/24 ... 19,779 14,848
6173987.SQ.FTS.B, Zero Cpn, 5/30/24 ... 4,303 3,369
6174052.SQ.FTS.B, Zero Cpn, 5/30/24 ... 733 710
6174077.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,370 2,164
6174099.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,207 1,120
6174136.SQ.FTS.B, Zero Cpn, 5/30/24 ... 699 688
6174153.SQ.FTS.B, Zero Cpn, 5/30/24 ... 3,680 3,613
6174395.SQ.FTS.B, Zero Cpn, 5/30/24 ... 666 613
6174416.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,173 983
6174644.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,203 2,060
6174665.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,192 2,104
6174704.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,473 1,439
6174746.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,714 2,669
6174823.SQ.FTS.B, Zero Cpn, 5/30/24 ... 18,617 17,266
6175042.SQ.FTS.B, Zero Cpn, 5/30/24 ... 19,873 18,562
6175277.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,075 1,037
6175348.SQ.FTS.B, Zero Cpn, 5/30/24 ... 52,789 50,132
6175891.SQ.FTS.B, Zero Cpn, 5/30/24 ... 34,818 32,861
6178370.SQ.FTS.B, Zero Cpn, 6/01/24 ... 41,401 35,320
6178990.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,736 3,493
6179171.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,766 3,685
6179370.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,217 2,868
6179556.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,855 1,820
6179623.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,320 3,134
6179723.SQ.FTS.B, Zero Cpn, 6/01/24 ... 12,658 12,133
6179908.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,080 1,752
6179958.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,869 2,794
6179999.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,397 2,335
6180061.SQ.FTS.B, Zero Cpn, 6/01/24 ... 582 559
6180067.SQ.FTS.B, Zero Cpn, 6/01/24 ... 6,760 6,492
6180164.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,349 2,078
6180181.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,944 1,894
6180212.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,048 2,987
6180254.SQ.FTS.B, Zero Cpn, 6/01/24 ... 8,879 8,565
6180482.SQ.FTS.B, Zero Cpn, 6/01/24 ... 9,266 8,915
6180657.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,071 1,026
6180663.SQ.FTS.B, Zero Cpn, 6/01/24 ... 9,833 9,675
6180897.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,440 2,308
6181329.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,716 1,652
6181344.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,606 1,550
6181401.SQ.FTS.B, Zero Cpn, 6/01/24 ... 905 834
6181414.SQ.FTS.B, Zero Cpn, 6/01/24 ... 410 399
6181421.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,437 2,398
6181479.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,543 1,488
6181969.SQ.FTS.B, Zero Cpn, 6/02/24 ... 18,376 16,800
6182221.SQ.FTS.B, Zero Cpn, 6/02/24 ... 3,145 3,014
6182309.SQ.FTS.B, Zero Cpn, 6/02/24 ... 3,904 3,578
6182359.SQ.FTS.B, Zero Cpn, 6/02/24 ... 4,044 3,724
6182473.SQ.FTS.B, Zero Cpn, 6/02/24 ... 4,494 4,439
6182768.SQ.FTS.B, Zero Cpn, 6/02/24 ... 14,295 14,065
6183450.SQ.FTS.B, Zero Cpn, 6/02/24 ... 9,809 9,429
6183669.SQ.FTS.B, Zero Cpn, 6/02/24 ... 11,925 10,872
6183857.SQ.FTS.B, Zero Cpn, 6/02/24 ... 839 820
6183874.SQ.FTS.B, Zero Cpn, 6/02/24 ... 357 353
6183889.SQ.FTS.B, Zero Cpn, 6/02/24 ... 18,432 17,629

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6184697.SQ.FTS.B, Zero Cpn, 6/02/24 ... $ 12,748 $ 10,591
6184876.SQ.FTS.B, Zero Cpn, 6/02/24 ... 7,857 5,293
6184984.SQ.FTS.B, Zero Cpn, 6/02/24 ... 9,188 8,661
6185162.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,119 2,004
6185182.SQ.FTS.B, Zero Cpn, 6/02/24 ... 30,788 30,069
6185658.SQ.FTS.B, Zero Cpn, 6/02/24 ... 787 744
6185675.SQ.FTS.B, Zero Cpn, 6/02/24 ... 3,053 2,957
6185694.SQ.FTS.B, Zero Cpn, 6/02/24 ... 10,858 10,355
6185723.SQ.FTS.B, Zero Cpn, 6/03/24 ... 1,430 1,400
6185788.SQ.FTS.B, Zero Cpn, 6/03/24 ... 7,744 7,279
6185855.SQ.FTS.B, Zero Cpn, 6/03/24 ... 4,513 3,427
6185898.SQ.FTS.B, Zero Cpn, 6/03/24 ... 3,068 2,828
6185944.SQ.FTS.B, Zero Cpn, 6/03/24 ... 10,927 10,509
6186156.SQ.FTS.B, Zero Cpn, 6/03/24 ... 2,130 2,031
6186244.SQ.FTS.B, Zero Cpn, 6/03/24 ... 1,570 1,516
6186637.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,738 1,678
6186726.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,782 2,706
6186773.SQ.FTS.B, Zero Cpn, 6/04/24 ... 4,742 4,105
6186836.SQ.FTS.B, Zero Cpn, 6/04/24 ... 6,402 3,348
6186999.SQ.FTS.B, Zero Cpn, 6/04/24 ... 3,936 2,415
6187069.SQ.FTS.B, Zero Cpn, 6/04/24 ... 1,589 1,487
6187090.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,298 2,224
6187189.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,255 2,211
6187243.SQ.FTS.B, Zero Cpn, 6/04/24 ... 5,757 5,650
6187336.SQ.FTS.B, Zero Cpn, 6/04/24 ... 15,546 14,681
6188618.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,854 4,667
6188752.SQ.FTS.B, Zero Cpn, 6/05/24 ... 2,346 2,254
6188810.SQ.FTS.B, Zero Cpn, 6/05/24 ... 21,235 19,267
6189311.SQ.FTS.B, Zero Cpn, 6/05/24 ... 338 333
6189329.SQ.FTS.B, Zero Cpn, 6/05/24 ... 40,742 37,045
6190102.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,665 1,034
6190157.SQ.FTS.B, Zero Cpn, 6/05/24 ... 117 115
6190213.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,762 1,477
6190783.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,090 398
6190797.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,474 1,437
6190859.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,669 1,436
6190889.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,185 4,056
6190985.SQ.FTS.B, Zero Cpn, 6/05/24 ... 15,444 14,821
6191151.SQ.FTS.B, Zero Cpn, 6/06/24 ... 7,415 7,219
6191317.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,052 2,869
6191418.SQ.FTS.B, Zero Cpn, 6/06/24 ... 17,869 17,601
6192067.SQ.FTS.B, Zero Cpn, 6/06/24 ... 497 457
6192084.SQ.FTS.B, Zero Cpn, 6/06/24 ... 437 394
6192133.SQ.FTS.B, Zero Cpn, 6/06/24 ... 4,310 4,175
6192283.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,352 2,955
6192415.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,669 1,611
6192538.SQ.FTS.B, Zero Cpn, 6/06/24 ... 7,490 7,268
6192696.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,094 1,048
6192723.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,172 1,053
6192730.SQ.FTS.B, Zero Cpn, 6/06/24 ... 50,265 47,133
6194715.SQ.FTS.B, Zero Cpn, 6/06/24 ... 872 861
6194735.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,139 1,993
6194754.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,555 2,246
6194770.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,152 2,120
6194832.SQ.FTS.B, Zero Cpn, 6/06/24 ... 16,751 15,954
6195042.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,343 2,183
6195067.SQ.FTS.B, Zero Cpn, 6/07/24 ... 23,040 21,976
6195469.SQ.FTS.B, Zero Cpn, 6/07/24 ... 3,870 3,092
Description
Principal
Amount Value
Block, Inc. (continued)
6195533.SQ.FTS.B, Zero Cpn, 6/07/24 ... $ 647 $ 462
6195557.SQ.FTS.B, Zero Cpn, 6/07/24 ... 8,583 7,987
6195687.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,627 2,599
6195754.SQ.FTS.B, Zero Cpn, 6/07/24 ... 21,624 20,760
6196302.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,716 1,674
6196374.SQ.FTS.B, Zero Cpn, 6/07/24 ... 5,256 5,082
6196500.SQ.FTS.B, Zero Cpn, 6/07/24 ... 5,094 4,654
6196554.SQ.FTS.B, Zero Cpn, 6/07/24 ... 8,177 6,182
6196628.SQ.FTS.B, Zero Cpn, 6/07/24 ... 5,233 4,934
6196734.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,235 903
6196764.SQ.FTS.B, Zero Cpn, 6/07/24 ... 517 512
6196818.SQ.FTS.B, Zero Cpn, 6/07/24 ... 5,010 4,764
6196936.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,154 793
6196940.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,375 2,270
6197006.SQ.FTS.B, Zero Cpn, 6/07/24 ... 8,289 7,611
6199424.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,480 2,415
6199760.SQ.FTS.B, Zero Cpn, 6/07/24 ... 37,230 31,907
6200086.SQ.FTS.B, Zero Cpn, 6/07/24 ... 20,251 18,893
6200609.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,532 941
6200631.SQ.FTS.B, Zero Cpn, 6/07/24 ... 917 658
6200641.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,250 1,190
6200672.SQ.FTS.B, Zero Cpn, 6/07/24 ... 5,309 5,127
6200834.SQ.FTS.B, Zero Cpn, 6/07/24 ... 14,293 13,462
6202752.SQ.FTS.B, Zero Cpn, 6/08/24 ... 228 225
6202799.SQ.FTS.B, Zero Cpn, 6/08/24 ... 453 450
6202866.SQ.FTS.B, Zero Cpn, 6/08/24 ... 813 798
6202896.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,295 971
6202908.SQ.FTS.B, Zero Cpn, 6/08/24 ... 3,129 2,781
6202946.SQ.FTS.B, Zero Cpn, 6/08/24 ... 658 631
6203100.SQ.FTS.B, Zero Cpn, 6/08/24 ... 15,472 14,870
6203181.SQ.FTS.B, Zero Cpn, 6/08/24 ... 26,990 26,079
6203333.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,719 1,659
6203355.SQ.FTS.B, Zero Cpn, 6/08/24 ... 203 201
6203362.SQ.FTS.B, Zero Cpn, 6/08/24 ... 44,221 36,734
6204171.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,284 1,250
6204228.SQ.FTS.B, Zero Cpn, 6/08/24 ... 2,909 2,772
6204357.SQ.FTS.B, Zero Cpn, 6/08/24 ... 28,864 22,811
6204748.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,179 1,161
6204820.SQ.FTS.B, Zero Cpn, 6/08/24 ... 2,008 1,165
6204876.SQ.FTS.B, Zero Cpn, 6/08/24 ... 23,754 23,098
6205355.SQ.FTS.B, Zero Cpn, 6/08/24 ... 7,635 7,556
6205761.SQ.FTS.B, Zero Cpn, 6/08/24 ... 709 676
6205792.SQ.FTS.B, Zero Cpn, 6/08/24 ... 14 14
6205796.SQ.FTS.B, Zero Cpn, 6/08/24 ... 804 758
6205858.SQ.FTS.B, Zero Cpn, 6/08/24 ... 8,896 6,968
6206030.SQ.FTS.B, Zero Cpn, 6/08/24 ... 3,413 3,337
6206170.SQ.FTS.B, Zero Cpn, 6/08/24 ... 493 464
6206242.SQ.FTS.B, Zero Cpn, 6/08/24 ... 4,032 2,692
6206325.SQ.FTS.B, Zero Cpn, 6/08/24 ... 22,905 21,642
6206428.SQ.FTS.B, Zero Cpn, 6/09/24 ... 8,594 7,972
6206617.SQ.FTS.B, Zero Cpn, 6/09/24 ... 684 661
6206628.SQ.FTS.B, Zero Cpn, 6/09/24 ... 3,939 3,863
6206729.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,684 5,464
6206838.SQ.FTS.B, Zero Cpn, 6/09/24 ... 3,175 3,116
6206931.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,201 1,130
6206955.SQ.FTS.B, Zero Cpn, 6/09/24 ... 13,439 12,749
6207369.SQ.FTS.B, Zero Cpn, 6/09/24 ... 1,622 1,545
6207402.SQ.FTS.B, Zero Cpn, 6/09/24 ... 14,307 13,767

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6207861.SQ.FTS.B, Zero Cpn, 6/09/24 ... $ 37,929 $ 17,510
6208274.SQ.FTS.B, Zero Cpn, 6/09/24 ... 33,827 33,083
6208894.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,113 4,896
6208972.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,130 5,001
6209054.SQ.FTS.B, Zero Cpn, 6/09/24 ... 8,199 7,810
6209217.SQ.FTS.B, Zero Cpn, 6/09/24 ... 32,778 31,865
6209701.SQ.FTS.B, Zero Cpn, 6/10/24 ... 6,064 5,358
6209779.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,469 3,371
6209863.SQ.FTS.B, Zero Cpn, 6/10/24 ... 1,181 1,107
6209884.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,432 3,123
6209925.SQ.FTS.B, Zero Cpn, 6/10/24 ... 585 579
6209940.SQ.FTS.B, Zero Cpn, 6/10/24 ... 982 957
6209971.SQ.FTS.B, Zero Cpn, 6/10/24 ... 3,544 3,343
6210022.SQ.FTS.B, Zero Cpn, 6/10/24 ... 8,547 7,978
6210226.SQ.FTS.B, Zero Cpn, 6/10/24 ... 82 82
6210233.SQ.FTS.B, Zero Cpn, 6/10/24 ... 602 561
6210266.SQ.FTS.B, Zero Cpn, 6/10/24 ... 2,343 2,286
6210327.SQ.FTS.B, Zero Cpn, 6/10/24 ... 1,830 1,776
6210365.SQ.FTS.B, Zero Cpn, 6/10/24 ... 9,645 9,312
6210632.SQ.FTS.B, Zero Cpn, 6/11/24 ... 2,461 2,145
6210677.SQ.FTS.B, Zero Cpn, 6/11/24 ... 1,878 1,788
6210738.SQ.FTS.B, Zero Cpn, 6/11/24 ... 12,823 12,573
6211080.SQ.FTS.B, Zero Cpn, 6/11/24 ... 10,482 10,143
6211657.SQ.FTS.B, Zero Cpn, 6/12/24 ... 7,851 7,341
6212151.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,370 1,344
6212231.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,162 3,991
6212386.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,713 2,612
6212509.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,494 1,429
6212563.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,316 1,298
6212601.SQ.FTS.B, Zero Cpn, 6/12/24 ... 18,485 17,429
6213059.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,729 3,583
6213146.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,566 1,496
6213199.SQ.FTS.B, Zero Cpn, 6/12/24 ... 768 716
6213242.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,194 1,169
6213281.SQ.FTS.B, Zero Cpn, 6/12/24 ... 849 764
6213304.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,746 2,618
6213350.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,888 1,826
6213383.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,341 2,127
6213422.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,231 4,063
6213638.SQ.FTS.B, Zero Cpn, 6/12/24 ... 873 856
6213656.SQ.FTS.B, Zero Cpn, 6/12/24 ... 3,472 3,199
6213725.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,295 4,137
6213794.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,035 3,575
6213875.SQ.FTS.B, Zero Cpn, 6/12/24 ... 4,070 3,971
6214034.SQ.FTS.B, Zero Cpn, 6/12/24 ... 20,328 19,473
6214394.SQ.FTS.B, Zero Cpn, 6/12/24 ... 2,795 2,683
6214438.SQ.FTS.B, Zero Cpn, 6/12/24 ... 790 620
6214456.SQ.FTS.B, Zero Cpn, 6/12/24 ... 8,306 7,978
6214651.SQ.FTS.B, Zero Cpn, 6/12/24 ... 47,649 44,934
6214923.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,659 1,603
6214958.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,511 3,453
6215032.SQ.FTS.B, Zero Cpn, 6/13/24 ... 4,648 4,451
6215164.SQ.FTS.B, Zero Cpn, 6/13/24 ... 5,385 4,858
6215215.SQ.FTS.B, Zero Cpn, 6/13/24 ... 56,567 53,385
6216350.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,441 1,420
6216442.SQ.FTS.B, Zero Cpn, 6/13/24 ... 4,019 3,808
6216579.SQ.FTS.B, Zero Cpn, 6/13/24 ... 860 708
6216601.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,696 2,492
Description
Principal
Amount Value
Block, Inc. (continued)
6216641.SQ.FTS.B, Zero Cpn, 6/13/24 ... $ 15,843 $ 15,280
6216993.SQ.FTS.B, Zero Cpn, 6/13/24 ... 4,718 4,361
6217064.SQ.FTS.B, Zero Cpn, 6/13/24 ... 10,039 8,494
6217197.SQ.FTS.B, Zero Cpn, 6/13/24 ... 51,654 49,755
6217865.SQ.FTS.B, Zero Cpn, 6/13/24 ... 40,225 37,447
6218166.SQ.FTS.B, Zero Cpn, 6/14/24 ... 33,776 32,730
6218970.SQ.FTS.B, Zero Cpn, 6/14/24 ... 437 433
6219118.SQ.FTS.B, Zero Cpn, 6/14/24 ... 4,587 4,452
6219277.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,670 2,893
6219730.SQ.FTS.B, Zero Cpn, 6/14/24 ... 11,934 11,545
6220076.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,725 1,905
6220117.SQ.FTS.B, Zero Cpn, 6/14/24 ... 345 322
6220131.SQ.FTS.B, Zero Cpn, 6/14/24 ... 37,197 35,599
6220614.SQ.FTS.B, Zero Cpn, 6/14/24 ... 6,347 6,209
6220695.SQ.FTS.B, Zero Cpn, 6/14/24 ... 25,280 24,802
6221174.SQ.FTS.B, Zero Cpn, 6/14/24 ... 5,743 5,550
6221216.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,361 2,292
6221336.SQ.FTS.B, Zero Cpn, 6/14/24 ... 15,635 15,255
6221570.SQ.FTS.B, Zero Cpn, 6/14/24 ... 9,186 8,910
6223645.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,145 4,021
6223791.SQ.FTS.B, Zero Cpn, 6/15/24 ... 5,138 4,887
6223854.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,968 3,661
6224598.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,284 2,176
6224651.SQ.FTS.B, Zero Cpn, 6/15/24 ... 1,239 1,160
6224683.SQ.FTS.B, Zero Cpn, 6/15/24 ... 5,724 3,192
6224797.SQ.FTS.B, Zero Cpn, 6/15/24 ... 12,281 11,911
6225147.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,740 4,644
6225285.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,299 4,007
6225427.SQ.FTS.B, Zero Cpn, 6/15/24 ... 7,193 6,776
6225623.SQ.FTS.B, Zero Cpn, 6/15/24 ... 834 809
6225651.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,379 4,232
6225760.SQ.FTS.B, Zero Cpn, 6/15/24 ... 33,066 32,357
6226446.SQ.FTS.B, Zero Cpn, 6/15/24 ... 7,541 7,231
6226503.SQ.FTS.B, Zero Cpn, 6/15/24 ... 12,756 11,647
6226809.SQ.FTS.B, Zero Cpn, 6/15/24 ... 9,531 9,304
6226978.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,138 1,087
6227138.SQ.FTS.B, Zero Cpn, 6/16/24 ... 812 780
6227170.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,262 1,214
6227211.SQ.FTS.B, Zero Cpn, 6/16/24 ... 5,779 5,524
6227347.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,478 1,445
6227432.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,408 4,009
6227620.SQ.FTS.B, Zero Cpn, 6/16/24 ... 7,287 5,804
6227804.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,515 1,816
6227841.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,776 1,706
6227879.SQ.FTS.B, Zero Cpn, 6/16/24 ... 6,561 6,217
6228008.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,297 2,225
6228049.SQ.FTS.B, Zero Cpn, 6/16/24 ... 8,029 7,773
6228263.SQ.FTS.B, Zero Cpn, 6/16/24 ... 5,588 5,368
6228415.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,168 3,366
6228503.SQ.FTS.B, Zero Cpn, 6/16/24 ... 14,387 13,241
6228842.SQ.FTS.B, Zero Cpn, 6/16/24 ... 519 365
6228852.SQ.FTS.B, Zero Cpn, 6/16/24 ... 455 400
6228859.SQ.FTS.B, Zero Cpn, 6/16/24 ... 5,251 5,089
6229047.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,941 1,858
6229080.SQ.FTS.B, Zero Cpn, 6/16/24 ... 6,565 6,364
6229129.SQ.FTS.B, Zero Cpn, 6/16/24 ... 47,107 41,687
6234441.SQ.FTS.B, Zero Cpn, 6/16/24 ... 7,401 6,961
6234555.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,770 1,539

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6234577.SQ.FTS.B, Zero Cpn, 6/16/24 ... $ 18,471 $ 17,593
6234915.SQ.FTS.B, Zero Cpn, 6/16/24 ... 1,840 1,813
6234992.SQ.FTS.B, Zero Cpn, 6/17/24 ... 8,936 8,521
6235102.SQ.FTS.B, Zero Cpn, 6/17/24 ... 699 680
6235160.SQ.FTS.B, Zero Cpn, 6/17/24 ... 6,442 2,981
6235217.SQ.FTS.B, Zero Cpn, 6/17/24 ... 2,520 1,616
6235237.SQ.FTS.B, Zero Cpn, 6/17/24 ... 8,812 7,808
6235328.SQ.FTS.B, Zero Cpn, 6/17/24 ... 4,070 3,885
6235374.SQ.FTS.B, Zero Cpn, 6/17/24 ... 11,415 10,750
6235489.SQ.FTS.B, Zero Cpn, 6/17/24 ... 17,551 16,071
6235701.SQ.FTS.B, Zero Cpn, 6/17/24 ... 5,957 5,715
6235761.SQ.FTS.B, Zero Cpn, 6/17/24 ... 1,133 1,125
6235797.SQ.FTS.B, Zero Cpn, 6/17/24 ... 5,020 1,255
6235824.SQ.FTS.B, Zero Cpn, 6/17/24 ... 2,078 1,451
6235843.SQ.FTS.B, Zero Cpn, 6/17/24 ... 11,810 11,347
6236009.SQ.FTS.B, Zero Cpn, 6/18/24 ... 5,821 5,546
6236068.SQ.FTS.B, Zero Cpn, 6/18/24 ... 17,219 12,346
6236218.SQ.FTS.B, Zero Cpn, 6/18/24 ... 9,725 9,363
6236308.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,692 1,542
6236331.SQ.FTS.B, Zero Cpn, 6/18/24 ... 7,843 7,589
6236408.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,723 929
6236427.SQ.FTS.B, Zero Cpn, 6/18/24 ... 10,363 5,405
6236513.SQ.FTS.B, Zero Cpn, 6/18/24 ... 332 326
6236539.SQ.FTS.B, Zero Cpn, 6/18/24 ... 14,863 14,329
6236717.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,057 963
6236739.SQ.FTS.B, Zero Cpn, 6/18/24 ... 6,007 5,556
6237052.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,681 1,595
6237318.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,587 1,503
6237359.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,988 1,948
6237557.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,501 1,299
6237605.SQ.FTS.B, Zero Cpn, 6/19/24 ... 747 698
6237640.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,796 3,662
6237922.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,403 2,253
6237968.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,336 1,216
6238000.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,089 1,044
6238048.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,108 1,054
6238068.SQ.FTS.B, Zero Cpn, 6/19/24 ... 7,904 7,327
6238258.SQ.FTS.B, Zero Cpn, 6/19/24 ... 6,690 6,509
6238472.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,595 2,550
6238700.SQ.FTS.B, Zero Cpn, 6/19/24 ... 958 674
6238744.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,068 599
6238757.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,268 2,150
6238815.SQ.FTS.B, Zero Cpn, 6/19/24 ... 23,909 22,854
6239434.SQ.FTS.B, Zero Cpn, 6/19/24 ... 278 270
6239452.SQ.FTS.B, Zero Cpn, 6/19/24 ... 6,120 5,921
6239533.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,054 2,026
6239610.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,649 1,500
6239632.SQ.FTS.B, Zero Cpn, 6/19/24 ... 290 284
6239643.SQ.FTS.B, Zero Cpn, 6/19/24 ... 12,619 12,381
6239939.SQ.FTS.B, Zero Cpn, 6/19/24 ... 7,996 7,724
6240085.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,814 1,672
6240119.SQ.FTS.B, Zero Cpn, 6/19/24 ... 334 332
6240141.SQ.FTS.B, Zero Cpn, 6/19/24 ... 459 442
6240143.SQ.FTS.B, Zero Cpn, 6/19/24 ... 5,711 5,143
6240208.SQ.FTS.B, Zero Cpn, 6/20/24 ... 5,830 4,253
6240317.SQ.FTS.B, Zero Cpn, 6/20/24 ... 9,954 9,369
6240461.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,315 1,046
6240483.SQ.FTS.B, Zero Cpn, 6/20/24 ... 14,045 10,952
Description
Principal
Amount Value
Block, Inc. (continued)
6240973.SQ.FTS.B, Zero Cpn, 6/20/24 ... $ 14,297 $ 13,968
6241424.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,551 1,486
6241486.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,457 1,148
6241523.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,049 2,903
6241607.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,937 1,526
6241717.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,413 2,335
6241758.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,169 1,128
6241782.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,037 2,970
6241838.SQ.FTS.B, Zero Cpn, 6/20/24 ... 15,763 10,568
6241994.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,833 2,754
6242026.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,145 1,092
6242045.SQ.FTS.B, Zero Cpn, 6/20/24 ... 27,149 26,100
6242397.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,403 1,349
6242415.SQ.FTS.B, Zero Cpn, 6/20/24 ... 22,920 21,980
6242677.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,394 8,327
6243216.SQ.FTS.B, Zero Cpn, 6/20/24 ... 10,493 9,748
6243323.SQ.FTS.B, Zero Cpn, 6/20/24 ... 386 350
6243330.SQ.FTS.B, Zero Cpn, 6/20/24 ... 734 707
6243340.SQ.FTS.B, Zero Cpn, 6/20/24 ... 7,857 7,605
6243470.SQ.FTS.B, Zero Cpn, 6/20/24 ... 459 444
6243528.SQ.FTS.B, Zero Cpn, 6/20/24 ... 10,047 9,783
6243689.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,382 2,348
6243803.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,345 1,284
6243822.SQ.FTS.B, Zero Cpn, 6/21/24 ... 17,022 16,448
6244032.SQ.FTS.B, Zero Cpn, 6/21/24 ... 678 646
6244041.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,638 1,553
6244049.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,964 6,714
6244129.SQ.FTS.B, Zero Cpn, 6/21/24 ... 32,944 29,719
6244810.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,899 2,759
6244848.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,378 2,270
6244887.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,836 1,803
6244924.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,761 1,384
6244975.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,390 2,713
6245007.SQ.FTS.B, Zero Cpn, 6/21/24 ... 3,933 3,599
6245050.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,693 5,879
6245977.SQ.FTS.B, Zero Cpn, 6/21/24 ... 425 390
6245981.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,599 6,289
6246041.SQ.FTS.B, Zero Cpn, 6/21/24 ... 24,476 23,070
6246195.SQ.FTS.B, Zero Cpn, 6/21/24 ... 8,097 7,786
6246292.SQ.FTS.B, Zero Cpn, 6/21/24 ... 43,686 41,599
6248717.SQ.FTS.B, Zero Cpn, 6/22/24 ... 13,484 12,796
6248864.SQ.FTS.B, Zero Cpn, 6/22/24 ... 9,485 9,119
6248904.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,039 2,968
6249326.SQ.FTS.B, Zero Cpn, 6/22/24 ... 9,590 8,742
6249598.SQ.FTS.B, Zero Cpn, 6/22/24 ... 740 723
6249623.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,710 1,614
6249640.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,506 1,373
6249668.SQ.FTS.B, Zero Cpn, 6/22/24 ... 12,757 12,098
6249869.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,579 1,512
6250117.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,764 2,679
6250187.SQ.FTS.B, Zero Cpn, 6/22/24 ... 4,045 3,794
6250257.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,319 2,119
6250307.SQ.FTS.B, Zero Cpn, 6/22/24 ... 4,892 4,659
6250370.SQ.FTS.B, Zero Cpn, 6/22/24 ... 6,971 6,800
6250491.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,846 2,760
6250786.SQ.FTS.B, Zero Cpn, 6/22/24 ... 3,668 3,462
6250833.SQ.FTS.B, Zero Cpn, 6/22/24 ... 4,010 3,768
6250884.SQ.FTS.B, Zero Cpn, 6/22/24 ... 6,409 5,988

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6250983.SQ.FTS.B, Zero Cpn, 6/22/24 ... $ 18,410 $ 16,533
6251253.SQ.FTS.B, Zero Cpn, 6/22/24 ... 4,263 3,960
6251321.SQ.FTS.B, Zero Cpn, 6/22/24 ... 9,976 9,678
6251584.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,253 1,223
6251637.SQ.FTS.B, Zero Cpn, 6/22/24 ... 8,597 8,421
6251808.SQ.FTS.B, Zero Cpn, 6/22/24 ... 18,589 17,852
6252047.SQ.FTS.B, Zero Cpn, 6/22/24 ... 16,922 15,712
6252168.SQ.FTS.B, Zero Cpn, 6/23/24 ... 7,199 6,953
6252438.SQ.FTS.B, Zero Cpn, 6/23/24 ... 2,269 2,162
6252495.SQ.FTS.B, Zero Cpn, 6/23/24 ... 25,710 24,135
6252835.SQ.FTS.B, Zero Cpn, 6/23/24 ... 5,495 5,284
6252928.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,694 3,657
6253095.SQ.FTS.B, Zero Cpn, 6/23/24 ... 8,656 8,386
6253254.SQ.FTS.B, Zero Cpn, 6/23/24 ... 3,905 2,778
6253322.SQ.FTS.B, Zero Cpn, 6/23/24 ... 9,367 9,198
6253534.SQ.FTS.B, Zero Cpn, 6/23/24 ... 5,813 5,564
6253588.SQ.FTS.B, Zero Cpn, 6/23/24 ... 8,940 8,445
6253727.SQ.FTS.B, Zero Cpn, 6/23/24 ... 5,890 5,617
6253833.SQ.FTS.B, Zero Cpn, 6/23/24 ... 29,731 28,563
6254273.SQ.FTS.B, Zero Cpn, 6/23/24 ... 8,331 8,051
6254431.SQ.FTS.B, Zero Cpn, 6/23/24 ... 5,940 5,627
6254570.SQ.FTS.B, Zero Cpn, 6/23/24 ... 4,564 4,470
6254727.SQ.FTS.B, Zero Cpn, 6/23/24 ... 483 467
6254742.SQ.FTS.B, Zero Cpn, 6/23/24 ... 41,150 37,872
6255001.SQ.FTS.B, Zero Cpn, 6/24/24 ... 17,183 16,721
6255232.SQ.FTS.B, Zero Cpn, 6/24/24 ... 273 264
6255247.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,864 1,826
6255283.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,386 2,282
6255303.SQ.FTS.B, Zero Cpn, 6/24/24 ... 4,724 4,408
6255357.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,320 525
6255368.SQ.FTS.B, Zero Cpn, 6/24/24 ... 815 795
6255377.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,437 2,144
6255416.SQ.FTS.B, Zero Cpn, 6/24/24 ... 15,823 14,523
6255542.SQ.FTS.B, Zero Cpn, 6/24/24 ... 593 448
6255552.SQ.FTS.B, Zero Cpn, 6/24/24 ... 2,751 2,650
6255617.SQ.FTS.B, Zero Cpn, 6/24/24 ... 4,421 3,464
6255649.SQ.FTS.B, Zero Cpn, 6/25/24 ... 654 639
6255656.SQ.FTS.B, Zero Cpn, 6/25/24 ... 11,421 10,820
6255832.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,991 1,911
6255853.SQ.FTS.B, Zero Cpn, 6/25/24 ... 4,086 3,935
6255909.SQ.FTS.B, Zero Cpn, 6/25/24 ... 975 670
6255918.SQ.FTS.B, Zero Cpn, 6/25/24 ... 5,673 5,446
6255981.SQ.FTS.B, Zero Cpn, 6/25/24 ... 2,170 1,315
6255997.SQ.FTS.B, Zero Cpn, 6/25/24 ... 1,357 485
6256008.SQ.FTS.B, Zero Cpn, 6/25/24 ... 11,716 11,397
6256121.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,466 1,438
6256139.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,225 1,136
6256148.SQ.FTS.B, Zero Cpn, 6/26/24 ... 7,621 6,562
6256236.SQ.FTS.B, Zero Cpn, 6/26/24 ... 7,019 6,725
6256316.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,873 1,796
6256347.SQ.FTS.B, Zero Cpn, 6/26/24 ... 653 613
6256361.SQ.FTS.B, Zero Cpn, 6/26/24 ... 744 736
6256373.SQ.FTS.B, Zero Cpn, 6/26/24 ... 2,199 2,030
6256384.SQ.FTS.B, Zero Cpn, 6/26/24 ... 19,171 16,454
6256511.SQ.FTS.B, Zero Cpn, 6/26/24 ... 16,961 15,887
6256670.SQ.FTS.B, Zero Cpn, 6/26/24 ... 402 388
6256691.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,684 1,594
6256721.SQ.FTS.B, Zero Cpn, 6/26/24 ... 717 669
Description
Principal
Amount Value
Block, Inc. (continued)
6256728.SQ.FTS.B, Zero Cpn, 6/26/24 ... $ 710 $ 623
6256740.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,550 1,346
6256791.SQ.FTS.B, Zero Cpn, 6/26/24 ... 390 385
6256848.SQ.FTS.B, Zero Cpn, 6/26/24 ... 13,761 12,852
6257098.SQ.FTS.B, Zero Cpn, 6/27/24 ... 441 435
6257106.SQ.FTS.B, Zero Cpn, 6/27/24 ... 5,877 5,764
6257326.SQ.FTS.B, Zero Cpn, 6/27/24 ... 33,534 32,186
6258122.SQ.FTS.B, Zero Cpn, 6/27/24 ... 8,992 8,288
6258244.SQ.FTS.B, Zero Cpn, 6/27/24 ... 31,034 29,659
6258680.SQ.FTS.B, Zero Cpn, 6/27/24 ... 734 580
6258697.SQ.FTS.B, Zero Cpn, 6/27/24 ... 998 921
6258721.SQ.FTS.B, Zero Cpn, 6/27/24 ... 687 667
6258746.SQ.FTS.B, Zero Cpn, 6/27/24 ... 921 904
6258767.SQ.FTS.B, Zero Cpn, 6/27/24 ... 32,151 31,404
6259224.SQ.FTS.B, Zero Cpn, 6/27/24 ... 11,971 11,883
6259726.SQ.FTS.B, Zero Cpn, 6/27/24 ... 653 620
6259771.SQ.FTS.B, Zero Cpn, 6/27/24 ... 9,464 9,011
6259919.SQ.FTS.B, Zero Cpn, 6/27/24 ... 3,433 2,891
6260133.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,559 1,475
6260192.SQ.FTS.B, Zero Cpn, 6/28/24 ... 9,188 8,858
6260233.SQ.FTS.B, Zero Cpn, 6/28/24 ... 24,914 23,478
6260361.SQ.FTS.B, Zero Cpn, 6/28/24 ... 7,673 7,188
6260506.SQ.FTS.B, Zero Cpn, 6/28/24 ... 18,154 17,644
6260925.SQ.FTS.B, Zero Cpn, 6/28/24 ... 10,353 9,865
6261029.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,992 1,905
6261070.SQ.FTS.B, Zero Cpn, 6/28/24 ... 26,288 25,178
6261373.SQ.FTS.B, Zero Cpn, 6/28/24 ... 16,047 15,192
6261563.SQ.FTS.B, Zero Cpn, 6/28/24 ... 923 889
6261576.SQ.FTS.B, Zero Cpn, 6/28/24 ... 248 241
6261583.SQ.FTS.B, Zero Cpn, 6/28/24 ... 5,758 5,605
6261636.SQ.FTS.B, Zero Cpn, 6/28/24 ... 6,563 6,326
6261670.SQ.FTS.B, Zero Cpn, 6/28/24 ... 10,121 9,591
6261747.SQ.FTS.B, Zero Cpn, 6/28/24 ... 5,703 5,424
6261880.SQ.FTS.B, Zero Cpn, 6/28/24 ... 78,376 75,122
6262497.SQ.FTS.B, Zero Cpn, 6/28/24 ... 8,184 7,178
6262558.SQ.FTS.B, Zero Cpn, 6/28/24 ... 5,864 5,313
6262613.SQ.FTS.B, Zero Cpn, 6/28/24 ... 447 436
6265126.SQ.FTS.B, Zero Cpn, 6/29/24 ... 944 930
6265139.SQ.FTS.B, Zero Cpn, 6/29/24 ... 2,136 2,031
6265146.SQ.FTS.B, Zero Cpn, 6/29/24 ... 2,815 2,461
6265155.SQ.FTS.B, Zero Cpn, 6/29/24 ... 7,855 6,936
6265294.SQ.FTS.B, Zero Cpn, 6/29/24 ... 8,774 8,056
6265321.SQ.FTS.B, Zero Cpn, 6/29/24 ... 23,712 23,385
6265932.SQ.FTS.B, Zero Cpn, 6/29/24 ... 2,551 2,508
6266043.SQ.FTS.B, Zero Cpn, 6/29/24 ... 421 315
6266047.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,586 5,119
6266129.SQ.FTS.B, Zero Cpn, 6/29/24 ... 10,730 10,037
6266305.SQ.FTS.B, Zero Cpn, 6/29/24 ... 7,880 7,320
6266429.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,461 1,418
6266462.SQ.FTS.B, Zero Cpn, 6/29/24 ... 439 392
6266463.SQ.FTS.B, Zero Cpn, 6/29/24 ... 11,666 11,089
6266683.SQ.FTS.B, Zero Cpn, 6/29/24 ... 42,661 41,530
6267698.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,936 6,839
6267922.SQ.FTS.B, Zero Cpn, 6/29/24 ... 5,780 3,830
6267958.SQ.FTS.B, Zero Cpn, 6/29/24 ... 3,728 3,597
6268002.SQ.FTS.B, Zero Cpn, 6/29/24 ... 4,775 4,172
6268033.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,109 5,884
6268091.SQ.FTS.B, Zero Cpn, 6/29/24 ... 27,783 26,390

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6268128.SQ.FTS.B, Zero Cpn, 6/30/24 ... $ 1,614 $ 1,590
6268181.SQ.FTS.B, Zero Cpn, 6/30/24 ... 9,609 9,166
6268444.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,796 2,737
6268562.SQ.FTS.B, Zero Cpn, 6/30/24 ... 486 463
6268566.SQ.FTS.B, Zero Cpn, 6/30/24 ... 4,914 4,303
6268655.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,418 857
6268677.SQ.FTS.B, Zero Cpn, 6/30/24 ... 5,710 5,542
6268899.SQ.FTS.B, Zero Cpn, 6/30/24 ... 597 558
6268913.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,937 2,778
6268996.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,783 3,682
6269131.SQ.FTS.B, Zero Cpn, 6/30/24 ... 34,572 33,347
6269919.SQ.FTS.B, Zero Cpn, 6/30/24 ... 731 603
6269933.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,830 2,165
6269972.SQ.FTS.B, Zero Cpn, 6/30/24 ... 20,848 19,714
6270448.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,705 2,220
6270456.SQ.FTS.B, Zero Cpn, 6/30/24 ... 666 518
6270473.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,312 1,126
6270529.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,004 972
6270582.SQ.FTS.B, Zero Cpn, 6/30/24 ... 4,541 4,444
6270706.SQ.FTS.B, Zero Cpn, 6/30/24 ... 11,292 10,755
6270822.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,734 2,697
6270876.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,843 3,739
6270933.SQ.FTS.B, Zero Cpn, 6/30/24 ... 14,084 13,303
6271056.SQ.FTS.B, Zero Cpn, 6/30/24 ... 934 916
6271065.SQ.FTS.B, Zero Cpn, 6/30/24 ... 12,153 11,509
6271196.SQ.FTS.B, Zero Cpn, 6/30/24 ... 6,113 5,906
6271267.SQ.FTS.B, Zero Cpn, 7/01/24 ... 188 186
6271274.SQ.FTS.B, Zero Cpn, 7/01/24 ... 1,067 818
6271283.SQ.FTS.B, Zero Cpn, 7/01/24 ... 2,950 2,790
6271327.SQ.FTS.B, Zero Cpn, 7/01/24 ... 375 371
6271338.SQ.FTS.B, Zero Cpn, 7/01/24 ... 852 813
6271350.SQ.FTS.B, Zero Cpn, 7/01/24 ... 9,603 8,736
6271437.SQ.FTS.B, Zero Cpn, 7/01/24 ... 641 631
6271445.SQ.FTS.B, Zero Cpn, 7/01/24 ... 12,177 12,015
6271712.SQ.FTS.B, Zero Cpn, 7/01/24 ... 10,264 9,948
6271872.SQ.FTS.B, Zero Cpn, 7/02/24 ... 17,590 17,092
6272091.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,817 3,490
6272108.SQ.FTS.B, Zero Cpn, 7/02/24 ... 7,241 7,032
6272162.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,150 2,085
6272180.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,997 2,955
6272223.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,151 1,054
6272241.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,469 3,307
6272267.SQ.FTS.B, Zero Cpn, 7/02/24 ... 91,042 76,636
6273334.SQ.FTS.B, Zero Cpn, 7/03/24 ... 507 485
6273365.SQ.FTS.B, Zero Cpn, 7/03/24 ... 28,791 27,958
6274001.SQ.FTS.B, Zero Cpn, 7/03/24 ... 7,016 6,375
6274063.SQ.FTS.B, Zero Cpn, 7/03/24 ... 1,986 1,913
6274141.SQ.FTS.B, Zero Cpn, 7/03/24 ... 6,325 6,155
6274238.SQ.FTS.B, Zero Cpn, 7/03/24 ... 22,749 22,302
6274675.SQ.FTS.B, Zero Cpn, 7/03/24 ... 2,608 2,538
6275081.SQ.FTS.B, Zero Cpn, 7/03/24 ... 37,076 35,228
6275849.SQ.FTS.B, Zero Cpn, 7/04/24 ... 37,433 32,721
6276359.SQ.FTS.B, Zero Cpn, 7/04/24 ... 9,725 7,430
6276535.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,139 1,123
6276631.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,772 2,661
6276701.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,484 1,445
6276763.SQ.FTS.B, Zero Cpn, 7/04/24 ... 5,220 5,046
6276874.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,893 3,055
Description
Principal
Amount Value
Block, Inc. (continued)
6276932.SQ.FTS.B, Zero Cpn, 7/04/24 ... $ 20,050 $ 19,273
6277188.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,821 2,756
6277246.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,985 1,727
6277279.SQ.FTS.B, Zero Cpn, 7/04/24 ... 10,513 9,926
6277404.SQ.FTS.B, Zero Cpn, 7/04/24 ... 3,450 3,323
6277480.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,629 1,454
6277501.SQ.FTS.B, Zero Cpn, 7/04/24 ... 789 770
6277528.SQ.FTS.B, Zero Cpn, 7/04/24 ... 31,462 30,946
6278058.SQ.FTS.B, Zero Cpn, 7/04/24 ... 9,193 8,743
6278166.SQ.FTS.B, Zero Cpn, 7/04/24 ... 10,657 10,483
6278372.SQ.FTS.B, Zero Cpn, 7/04/24 ... 28,721 27,948
6279862.SQ.FTS.B, Zero Cpn, 7/05/24 ... 17,133 12,950
6280040.SQ.FTS.B, Zero Cpn, 7/05/24 ... 5,776 5,556
6280119.SQ.FTS.B, Zero Cpn, 7/05/24 ... 3,920 3,777
6280187.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,241 1,221
6280212.SQ.FTS.B, Zero Cpn, 7/05/24 ... 28,516 27,783
6280574.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,519 1,461
6280608.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,224 1,199
6280657.SQ.FTS.B, Zero Cpn, 7/05/24 ... 3,727 3,637
6280779.SQ.FTS.B, Zero Cpn, 7/05/24 ... 2,369 2,342
6280869.SQ.FTS.B, Zero Cpn, 7/05/24 ... 5,683 5,225
6281158.SQ.FTS.B, Zero Cpn, 7/05/24 ... 79,261 64,826
6282086.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,340 946
6282110.SQ.FTS.B, Zero Cpn, 7/05/24 ... 17,445 16,519
6282247.SQ.FTS.B, Zero Cpn, 7/05/24 ... 839 809
6282272.SQ.FTS.B, Zero Cpn, 7/05/24 ... 371 356
6282285.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,885 1,845
6282365.SQ.FTS.B, Zero Cpn, 7/05/24 ... 32,803 31,431
6282806.SQ.FTS.B, Zero Cpn, 7/06/24 ... 5,739 5,532
6282948.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,408 1,364
6282969.SQ.FTS.B, Zero Cpn, 7/06/24 ... 20,409 19,839
6283126.SQ.FTS.B, Zero Cpn, 7/06/24 ... 23,108 19,893
6283474.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,128 1,840
6283511.SQ.FTS.B, Zero Cpn, 7/06/24 ... 495 487
6283515.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,056 2,018
6283561.SQ.FTS.B, Zero Cpn, 7/06/24 ... 3,464 3,367
6283638.SQ.FTS.B, Zero Cpn, 7/06/24 ... 3,489 3,336
6283793.SQ.FTS.B, Zero Cpn, 7/06/24 ... 9,229 8,989
6284075.SQ.FTS.B, Zero Cpn, 7/06/24 ... 588 554
6284087.SQ.FTS.B, Zero Cpn, 7/06/24 ... 16,930 16,095
6284249.SQ.FTS.B, Zero Cpn, 7/06/24 ... 34,775 32,924
6284839.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,041 1,852
6284870.SQ.FTS.B, Zero Cpn, 7/06/24 ... 11,605 10,736
6285052.SQ.FTS.B, Zero Cpn, 7/06/24 ... 78,887 74,132
6285816.SQ.FTS.B, Zero Cpn, 7/07/24 ... 83,193 74,055
6286530.SQ.FTS.B, Zero Cpn, 7/08/24 ... 841 798
6286541.SQ.FTS.B, Zero Cpn, 7/08/24 ... 2,934 2,823
6286581.SQ.FTS.B, Zero Cpn, 7/08/24 ... 7,192 7,000
6286798.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,349 4,141
6286967.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,720 1,662
6287005.SQ.FTS.B, Zero Cpn, 7/09/24 ... 657 635
6287026.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,592 1,506
6287076.SQ.FTS.B, Zero Cpn, 7/09/24 ... 12,045 9,902
6287495.SQ.FTS.B, Zero Cpn, 7/09/24 ... 6,055 5,843
6287618.SQ.FTS.B, Zero Cpn, 7/09/24 ... 25,700 24,539
6288005.SQ.FTS.B, Zero Cpn, 7/09/24 ... 5,207 5,057
6288106.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,744 3,664
6288212.SQ.FTS.B, Zero Cpn, 7/09/24 ... 6,613 6,324

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6288309.SQ.FTS.B, Zero Cpn, 7/09/24 ... $ 6,771 $ 6,606
6288398.SQ.FTS.B, Zero Cpn, 7/09/24 ... 6,212 5,764
6288461.SQ.FTS.B, Zero Cpn, 7/09/24 ... 32,071 30,648
6288968.SQ.FTS.B, Zero Cpn, 7/09/24 ... 898 840
6288972.SQ.FTS.B, Zero Cpn, 7/09/24 ... 13,549 12,891
6289101.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,687 1,587
6289126.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,037 974
6289142.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,252 2,228
6289202.SQ.FTS.B, Zero Cpn, 7/09/24 ... 7,005 6,666
6289285.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,962 4,648
6289373.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,418 1,380
6289390.SQ.FTS.B, Zero Cpn, 7/09/24 ... 21,379 20,950
6289495.SQ.FTS.B, Zero Cpn, 7/10/24 ... 11,102 10,770
6289638.SQ.FTS.B, Zero Cpn, 7/10/24 ... 21,441 18,045
6289912.SQ.FTS.B, Zero Cpn, 7/10/24 ... 10,954 10,566
6290043.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,602 1,539
6290073.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,904 7,417
6290212.SQ.FTS.B, Zero Cpn, 7/10/24 ... 8,381 7,842
6290401.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,781 7,327
6290598.SQ.FTS.B, Zero Cpn, 7/10/24 ... 25,530 24,302
6290930.SQ.FTS.B, Zero Cpn, 7/10/24 ... 4,558 3,971
6290969.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,814 3,118
6291009.SQ.FTS.B, Zero Cpn, 7/10/24 ... 6,998 6,689
6291067.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,136 1,094
6291078.SQ.FTS.B, Zero Cpn, 7/10/24 ... 17,057 16,238
6291341.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,611 2,372
6291374.SQ.FTS.B, Zero Cpn, 7/10/24 ... 10,151 9,338
6291486.SQ.FTS.B, Zero Cpn, 7/10/24 ... 8,487 8,146
6291577.SQ.FTS.B, Zero Cpn, 7/10/24 ... 434 412
6291578.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,901 7,541
6291702.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,354 7,060
6291843.SQ.FTS.B, Zero Cpn, 7/10/24 ... 15,749 14,922
6292028.SQ.FTS.B, Zero Cpn, 7/10/24 ... 12,480 12,212
6292274.SQ.FTS.B, Zero Cpn, 7/11/24 ... 59,612 57,416
6293418.SQ.FTS.B, Zero Cpn, 7/11/24 ... 18,741 17,477
6293554.SQ.FTS.B, Zero Cpn, 7/11/24 ... 7,887 7,647
6293641.SQ.FTS.B, Zero Cpn, 7/11/24 ... 4,514 4,347
6293751.SQ.FTS.B, Zero Cpn, 7/11/24 ... 13,966 13,615
6293949.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,169 1,107
6293963.SQ.FTS.B, Zero Cpn, 7/11/24 ... 5,657 5,402
6294021.SQ.FTS.B, Zero Cpn, 7/11/24 ... 75,434 69,009
6297772.SQ.FTS.B, Zero Cpn, 7/12/24 ... 4,876 4,781
6297951.SQ.FTS.B, Zero Cpn, 7/12/24 ... 43,327 41,862
6299081.SQ.FTS.B, Zero Cpn, 7/12/24 ... 593 562
6299231.SQ.FTS.B, Zero Cpn, 7/12/24 ... 2,849 2,671
6299302.SQ.FTS.B, Zero Cpn, 7/12/24 ... 32,720 31,858
6300054.SQ.FTS.B, Zero Cpn, 7/12/24 ... 5,521 5,147
6300193.SQ.FTS.B, Zero Cpn, 7/12/24 ... 14,109 13,858
6300581.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,001 2,865
6300719.SQ.FTS.B, Zero Cpn, 7/13/24 ... 22,927 21,924
6301188.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,945 1,848
6301243.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,008 971
6301266.SQ.FTS.B, Zero Cpn, 7/13/24 ... 41,814 39,240
6302033.SQ.FTS.B, Zero Cpn, 7/13/24 ... 7,447 7,271
6302250.SQ.FTS.B, Zero Cpn, 7/13/24 ... 704 682
6302279.SQ.FTS.B, Zero Cpn, 7/13/24 ... 10,677 10,286
6302602.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,199 3,043
6302656.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,988 2,889
Description
Principal
Amount Value
Block, Inc. (continued)
6302702.SQ.FTS.B, Zero Cpn, 7/13/24 ... $ 1,786 $ 1,600
6302745.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,662 1,536
6302866.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,029 1,966
6302938.SQ.FTS.B, Zero Cpn, 7/13/24 ... 464 351
6302943.SQ.FTS.B, Zero Cpn, 7/13/24 ... 598 591
6302977.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,888 3,825
6303108.SQ.FTS.B, Zero Cpn, 7/13/24 ... 13,118 12,699
6303276.SQ.FTS.B, Zero Cpn, 7/14/24 ... 6,623 6,343
6303349.SQ.FTS.B, Zero Cpn, 7/14/24 ... 7,655 7,343
6303407.SQ.FTS.B, Zero Cpn, 7/14/24 ... 5,131 4,961
6303448.SQ.FTS.B, Zero Cpn, 7/14/24 ... 14,438 13,981
6303578.SQ.FTS.B, Zero Cpn, 7/14/24 ... 12,280 11,352
6303667.SQ.FTS.B, Zero Cpn, 7/14/24 ... 2,408 2,297
6303681.SQ.FTS.B, Zero Cpn, 7/14/24 ... 250 245
6303685.SQ.FTS.B, Zero Cpn, 7/14/24 ... 30,155 25,168
6303864.SQ.FTS.B, Zero Cpn, 7/14/24 ... 10,293 10,013
6303939.SQ.FTS.B, Zero Cpn, 7/14/24 ... 8,477 8,095
6303999.SQ.FTS.B, Zero Cpn, 7/14/24 ... 2,619 2,356
6304010.SQ.FTS.B, Zero Cpn, 7/14/24 ... 14,269 13,784
6304069.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,423 1,370
6304080.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,231 1,201
6304097.SQ.FTS.B, Zero Cpn, 7/14/24 ... 6,473 6,318
6304147.SQ.FTS.B, Zero Cpn, 7/14/24 ... 3,521 3,217
6304171.SQ.FTS.B, Zero Cpn, 7/14/24 ... 838 696
6304176.SQ.FTS.B, Zero Cpn, 7/14/24 ... 22,372 21,765
6304347.SQ.FTS.B, Zero Cpn, 7/15/24 ... 12,732 12,049
6304488.SQ.FTS.B, Zero Cpn, 7/15/24 ... 466 446
6304502.SQ.FTS.B, Zero Cpn, 7/15/24 ... 13,047 12,659
6304658.SQ.FTS.B, Zero Cpn, 7/15/24 ... 1,713 1,688
6304677.SQ.FTS.B, Zero Cpn, 7/15/24 ... 18,152 17,703
6304870.SQ.FTS.B, Zero Cpn, 7/15/24 ... 8,116 8,054
6305129.SQ.FTS.B, Zero Cpn, 7/16/24 ... 4,888 4,552
6305181.SQ.FTS.B, Zero Cpn, 7/16/24 ... 4,436 4,340
6305217.SQ.FTS.B, Zero Cpn, 7/16/24 ... 8,262 8,043
6305291.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,484 1,418
6305304.SQ.FTS.B, Zero Cpn, 7/16/24 ... 9,684 9,217
6305409.SQ.FTS.B, Zero Cpn, 7/16/24 ... 6,422 6,010
6305441.SQ.FTS.B, Zero Cpn, 7/16/24 ... 6,285 6,066
6305505.SQ.FTS.B, Zero Cpn, 7/16/24 ... 7,997 7,823
6305624.SQ.FTS.B, Zero Cpn, 7/16/24 ... 10,207 9,877
6305766.SQ.FTS.B, Zero Cpn, 7/16/24 ... 4,935 4,708
6305807.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,258 1,875
6305828.SQ.FTS.B, Zero Cpn, 7/16/24 ... 943 922
6305901.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,718 3,571
6305985.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,040 1,013
6305994.SQ.FTS.B, Zero Cpn, 7/17/24 ... 14,268 13,697
6306228.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,858 5,582
6306477.SQ.FTS.B, Zero Cpn, 7/17/24 ... 896 866
6306494.SQ.FTS.B, Zero Cpn, 7/17/24 ... 17,633 16,531
6306997.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,960 1,887
6307006.SQ.FTS.B, Zero Cpn, 7/17/24 ... 27,529 25,207
6307596.SQ.FTS.B, Zero Cpn, 7/17/24 ... 31,223 28,301
6307908.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,018 3,768
6307949.SQ.FTS.B, Zero Cpn, 7/17/24 ... 3,104 2,860
6308011.SQ.FTS.B, Zero Cpn, 7/17/24 ... 9,973 9,108
6308161.SQ.FTS.B, Zero Cpn, 7/17/24 ... 7,442 6,795
6308277.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,911 1,844
6308299.SQ.FTS.B, Zero Cpn, 7/17/24 ... 11,590 11,062

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6308429.SQ.FTS.B, Zero Cpn, 7/17/24 ... $ 4,961 $ 4,673
6308505.SQ.FTS.B, Zero Cpn, 7/18/24 ... 7,041 6,828
6308611.SQ.FTS.B, Zero Cpn, 7/18/24 ... 13,413 13,014
6308725.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,481 4,407
6308849.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,662 3,890
6308976.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,197 2,370
6309043.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,754 4,519
6309207.SQ.FTS.B, Zero Cpn, 7/18/24 ... 8,476 8,138
6309422.SQ.FTS.B, Zero Cpn, 7/18/24 ... 863 849
6309447.SQ.FTS.B, Zero Cpn, 7/18/24 ... 18,398 17,871
6309799.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,700 1,663
6309845.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,440 2,373
6309897.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,275 1,894
6309929.SQ.FTS.B, Zero Cpn, 7/18/24 ... 913 799
6309956.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,402 1,345
6309981.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,573 1,198
6309987.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,509 1,445
6310012.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,243 4,166
6310378.SQ.FTS.B, Zero Cpn, 7/18/24 ... 33,393 28,943
6310692.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,825 3,345
6310752.SQ.FTS.B, Zero Cpn, 7/18/24 ... 488 461
6310796.SQ.FTS.B, Zero Cpn, 7/18/24 ... 5,303 4,413
6310895.SQ.FTS.B, Zero Cpn, 7/18/24 ... 15,119 14,075
6310988.SQ.FTS.B, Zero Cpn, 7/18/24 ... 25,635 24,022
6313192.SQ.FTS.B, Zero Cpn, 7/19/24 ... 81,010 77,940
6314510.SQ.FTS.B, Zero Cpn, 7/19/24 ... 1,234 1,175
6314524.SQ.FTS.B, Zero Cpn, 7/19/24 ... 12,171 9,865
6314730.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,672 3,544
6314771.SQ.FTS.B, Zero Cpn, 7/19/24 ... 11,443 10,996
6314884.SQ.FTS.B, Zero Cpn, 7/19/24 ... 6,897 6,463
6314964.SQ.FTS.B, Zero Cpn, 7/19/24 ... 488 461
6314969.SQ.FTS.B, Zero Cpn, 7/19/24 ... 4,768 3,849
6315031.SQ.FTS.B, Zero Cpn, 7/19/24 ... 8,412 7,973
6315256.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,856 2,569
6315381.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,959 3,806
6315476.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,418 3,323
6315790.SQ.FTS.B, Zero Cpn, 7/19/24 ... 11,568 11,079
6316163.SQ.FTS.B, Zero Cpn, 7/20/24 ... 70,123 64,371
6317824.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,539 2,300
6317841.SQ.FTS.B, Zero Cpn, 7/20/24 ... 4,910 4,763
6317947.SQ.FTS.B, Zero Cpn, 7/20/24 ... 7,218 6,911
6318048.SQ.FTS.B, Zero Cpn, 7/20/24 ... 15,632 12,135
6318267.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,138 2,006
6318325.SQ.FTS.B, Zero Cpn, 7/20/24 ... 376 371
6318340.SQ.FTS.B, Zero Cpn, 7/20/24 ... 1,314 1,273
6318353.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,292 2,208
6318378.SQ.FTS.B, Zero Cpn, 7/20/24 ... 101,754 80,972
6318972.SQ.FTS.B, Zero Cpn, 7/21/24 ... 6,300 6,110
6319058.SQ.FTS.B, Zero Cpn, 7/21/24 ... 236 220
6319060.SQ.FTS.B, Zero Cpn, 7/21/24 ... 12,500 11,409
6319126.SQ.FTS.B, Zero Cpn, 7/21/24 ... 3,050 3,001
6319160.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,680 4,497
6319194.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,325 1,295
6319207.SQ.FTS.B, Zero Cpn, 7/21/24 ... 7,154 7,091
6319487.SQ.FTS.B, Zero Cpn, 7/21/24 ... 21,361 20,375
6319630.SQ.FTS.B, Zero Cpn, 7/21/24 ... 3,563 3,361
6319653.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,681 4,100
6319699.SQ.FTS.B, Zero Cpn, 7/21/24 ... 367 355
Description
Principal
Amount Value
Block, Inc. (continued)
6319714.SQ.FTS.B, Zero Cpn, 7/21/24 ... $ 5,341 $ 5,053
6319744.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,963 1,751
6319764.SQ.FTS.B, Zero Cpn, 7/21/24 ... 8,072 7,651
6319833.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,684 2,551
6319872.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,894 2,642
6319900.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,222 1,197
6319919.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,620 1,478
6319933.SQ.FTS.B, Zero Cpn, 7/21/24 ... 14,196 13,526
6320071.SQ.FTS.B, Zero Cpn, 7/22/24 ... 1,445 1,249
6320082.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,447 2,806
6320125.SQ.FTS.B, Zero Cpn, 7/22/24 ... 5,933 5,682
6320178.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,255 2,129
6320198.SQ.FTS.B, Zero Cpn, 7/22/24 ... 765 749
6320235.SQ.FTS.B, Zero Cpn, 7/22/24 ... 4,979 4,814
6320305.SQ.FTS.B, Zero Cpn, 7/22/24 ... 5,792 5,662
6320408.SQ.FTS.B, Zero Cpn, 7/22/24 ... 2,608 2,490
6320433.SQ.FTS.B, Zero Cpn, 7/22/24 ... 6,468 6,187
6320497.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,918 3,780
6320548.SQ.FTS.B, Zero Cpn, 7/22/24 ... 1,739 1,660
6320582.SQ.FTS.B, Zero Cpn, 7/22/24 ... 5,321 4,949
6320664.SQ.FTS.B, Zero Cpn, 7/22/24 ... 3,611 3,303
6320700.SQ.FTS.B, Zero Cpn, 7/22/24 ... 9,997 9,703
6321129.SQ.FTS.B, Zero Cpn, 7/23/24 ... 11,148 10,808
6321539.SQ.FTS.B, Zero Cpn, 7/23/24 ... 5,375 5,251
6321655.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,320 1,104
6321669.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,815 4,470
6321758.SQ.FTS.B, Zero Cpn, 7/23/24 ... 9,266 8,210
6321916.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,558 3,356
6322025.SQ.FTS.B, Zero Cpn, 7/23/24 ... 5,184 4,963
6322084.SQ.FTS.B, Zero Cpn, 7/23/24 ... 7,089 6,940
6326567.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,767 4,474
6328384.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,528 1,488
6328930.SQ.FTS.B, Zero Cpn, 7/23/24 ... 36,282 27,865
6344025.SQ.FTS.B, Zero Cpn, 7/23/24 ... 14,822 14,483
6351239.SQ.FTS.B, Zero Cpn, 7/23/24 ... 22,101 21,511
6351454.SQ.FTS.B, Zero Cpn, 7/23/24 ... 6,661 6,424
6351582.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,331 3,250
6351613.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,510 3,080
6351662.SQ.FTS.B, Zero Cpn, 7/23/24 ... 18,017 17,284
6351811.SQ.FTS.B, Zero Cpn, 7/24/24 ... 26,056 18,530
6351969.SQ.FTS.B, Zero Cpn, 7/24/24 ... 16,249 15,411
6352137.SQ.FTS.B, Zero Cpn, 7/24/24 ... 7,653 7,393
6352257.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,542 1,478
6352284.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,422 2,295
6352358.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,311 3,990
6352430.SQ.FTS.B, Zero Cpn, 7/24/24 ... 659 623
6352460.SQ.FTS.B, Zero Cpn, 7/24/24 ... 17,541 17,001
6352812.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,001 984
6352827.SQ.FTS.B, Zero Cpn, 7/24/24 ... 4,572 4,305
6352903.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,312 2,936
6352934.SQ.FTS.B, Zero Cpn, 7/24/24 ... 9,911 9,439
6353035.SQ.FTS.B, Zero Cpn, 7/24/24 ... 25,495 24,840
6353428.SQ.FTS.B, Zero Cpn, 7/24/24 ... 11,831 11,283
6353560.SQ.FTS.B, Zero Cpn, 7/24/24 ... 12,215 11,714
6353710.SQ.FTS.B, Zero Cpn, 7/24/24 ... 8,076 7,857
6353899.SQ.FTS.B, Zero Cpn, 7/24/24 ... 44,270 36,492
6354414.SQ.FTS.B, Zero Cpn, 7/24/24 ... 37,418 35,804
6354857.SQ.FTS.B, Zero Cpn, 7/25/24 ... 1,985 1,839

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6354906.SQ.FTS.B, Zero Cpn, 7/25/24 ... $ 1,181 $ 1,176
6354944.SQ.FTS.B, Zero Cpn, 7/25/24 ... 13,627 13,143
6355005.SQ.FTS.B, Zero Cpn, 7/25/24 ... 21,499 21,021
6355353.SQ.FTS.B, Zero Cpn, 7/25/24 ... 11,375 8,369
6355701.SQ.FTS.B, Zero Cpn, 7/25/24 ... 684 667
6355727.SQ.FTS.B, Zero Cpn, 7/25/24 ... 4,901 4,698
6355822.SQ.FTS.B, Zero Cpn, 7/25/24 ... 5,781 5,695
6355955.SQ.FTS.B, Zero Cpn, 7/25/24 ... 1,977 1,642
6355976.SQ.FTS.B, Zero Cpn, 7/25/24 ... 1,188 823
6355988.SQ.FTS.B, Zero Cpn, 7/25/24 ... 13,593 13,069
6356205.SQ.FTS.B, Zero Cpn, 7/25/24 ... 1,908 1,847
6356218.SQ.FTS.B, Zero Cpn, 7/25/24 ... 9,563 8,647
6356384.SQ.FTS.B, Zero Cpn, 7/25/24 ... 16,554 13,079
6356653.SQ.FTS.B, Zero Cpn, 7/25/24 ... 2,403 2,283
6356687.SQ.FTS.B, Zero Cpn, 7/25/24 ... 9,759 9,303
6356831.SQ.FTS.B, Zero Cpn, 7/25/24 ... 10,271 9,823
6356954.SQ.FTS.B, Zero Cpn, 7/25/24 ... 3,591 3,194
6357249.SQ.FTS.B, Zero Cpn, 7/25/24 ... 15,037 13,724
6357416.SQ.FTS.B, Zero Cpn, 7/25/24 ... 2,082 1,997
6357432.SQ.FTS.B, Zero Cpn, 7/25/24 ... 16,396 15,362
6359293.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,626 3,554
6359467.SQ.FTS.B, Zero Cpn, 7/26/24 ... 74,174 65,160
6360918.SQ.FTS.B, Zero Cpn, 7/26/24 ... 11,828 11,287
6361045.SQ.FTS.B, Zero Cpn, 7/26/24 ... 6,212 5,997
6361114.SQ.FTS.B, Zero Cpn, 7/26/24 ... 4,046 3,868
6361182.SQ.FTS.B, Zero Cpn, 7/26/24 ... 6,784 6,610
6361391.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,622 2,499
6361496.SQ.FTS.B, Zero Cpn, 7/26/24 ... 22,288 21,169
6361924.SQ.FTS.B, Zero Cpn, 7/26/24 ... 10,210 7,198
6361981.SQ.FTS.B, Zero Cpn, 7/26/24 ... 5,130 4,888
6362029.SQ.FTS.B, Zero Cpn, 7/26/24 ... 34,404 31,266
6362545.SQ.FTS.B, Zero Cpn, 7/26/24 ... 4,614 4,297
6362613.SQ.FTS.B, Zero Cpn, 7/26/24 ... 518 510
6362639.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,926 2,780
6362699.SQ.FTS.B, Zero Cpn, 7/27/24 ... 50,879 47,471
6363683.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,730 2,493
6363762.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,190 3,043
6363828.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,526 1,288
6363841.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,213 1,182
6363853.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,414 2,288
6363908.SQ.FTS.B, Zero Cpn, 7/27/24 ... 7,562 6,907
6364035.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,406 4,587
6364124.SQ.FTS.B, Zero Cpn, 7/27/24 ... 7,866 7,575
6364264.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,195 1,147
6364283.SQ.FTS.B, Zero Cpn, 7/27/24 ... 34,746 33,707
6364879.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,743 5,395
6364953.SQ.FTS.B, Zero Cpn, 7/27/24 ... 10,327 9,671
6365044.SQ.FTS.B, Zero Cpn, 7/27/24 ... 784 708
6365066.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,743 2,609
6365129.SQ.FTS.B, Zero Cpn, 7/27/24 ... 47,623 40,720
6365648.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,586 2,492
6365756.SQ.FTS.B, Zero Cpn, 7/28/24 ... 74,372 65,895
6366333.SQ.FTS.B, Zero Cpn, 7/28/24 ... 9,260 8,691
6366412.SQ.FTS.B, Zero Cpn, 7/28/24 ... 5,685 5,395
6366452.SQ.FTS.B, Zero Cpn, 7/29/24 ... 6,194 5,816
6366503.SQ.FTS.B, Zero Cpn, 7/29/24 ... 6,307 5,530
6366870.SQ.FTS.B, Zero Cpn, 7/29/24 ... 2,164 2,081
6366902.SQ.FTS.B, Zero Cpn, 7/29/24 ... 4,905 4,691
Description
Principal
Amount Value
Block, Inc. (continued)
6366960.SQ.FTS.B, Zero Cpn, 7/29/24 ... $ 690 $ 669
6366974.SQ.FTS.B, Zero Cpn, 7/29/24 ... 3,178 2,994
6367021.SQ.FTS.B, Zero Cpn, 7/29/24 ... 3,820 3,678
6367078.SQ.FTS.B, Zero Cpn, 7/29/24 ... 3,369 3,072
6367371.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,698 1,597
6367506.SQ.FTS.B, Zero Cpn, 7/30/24 ... 4,385 4,237
6367707.SQ.FTS.B, Zero Cpn, 7/30/24 ... 5,094 4,803
6368120.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,954 3,733
6368193.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,198 1,158
6368239.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,586 3,432
6368321.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,675 1,509
6368348.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,255 2,174
6368431.SQ.FTS.B, Zero Cpn, 7/30/24 ... 7 7
6368467.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,022 989
6368508.SQ.FTS.B, Zero Cpn, 7/30/24 ... 7,086 6,882
6368614.SQ.FTS.B, Zero Cpn, 7/30/24 ... 5,950 5,704
6368722.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,582 1,553
6368752.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,576 2,460
6368778.SQ.FTS.B, Zero Cpn, 7/30/24 ... 16,024 15,380
6369119.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,311 2,231
6369186.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,346 2,260
6369227.SQ.FTS.B, Zero Cpn, 7/30/24 ... 10,005 9,584
6369384.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,934 3,752
6369458.SQ.FTS.B, Zero Cpn, 7/30/24 ... 62,016 60,185
6370416.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,176 1,147
6370458.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,060 1,026
6370471.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,439 3,280
6370530.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,790 2,719
6370659.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,888 1,767
6370707.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,105 2,030
6370729.SQ.FTS.B, Zero Cpn, 7/31/24 ... 5,440 5,140
6370849.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,542 1,392
6370882.SQ.FTS.B, Zero Cpn, 7/31/24 ... 4,091 3,932
6370979.SQ.FTS.B, Zero Cpn, 7/31/24 ... 6,149 5,990
6371084.SQ.FTS.B, Zero Cpn, 7/31/24 ... 531 511
6371119.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,911 1,875
6371241.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,222 2,117
6371322.SQ.FTS.B, Zero Cpn, 7/31/24 ... 4,712 3,493
6371417.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,842 2,596
6371519.SQ.FTS.B, Zero Cpn, 7/31/24 ... 8,811 8,471
6371707.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,008 2,896
6371769.SQ.FTS.B, Zero Cpn, 7/31/24 ... 12,103 11,656
6371984.SQ.FTS.B, Zero Cpn, 7/31/24 ... 859 829
6372028.SQ.FTS.B, Zero Cpn, 7/31/24 ... 7,035 6,712
6372136.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,518 3,315
6372222.SQ.FTS.B, Zero Cpn, 7/31/24 ... 44,898 43,215
6372748.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,745 3,567
6372802.SQ.FTS.B, Zero Cpn, 7/31/24 ... 4,749 4,481
6372856.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,627 2,526
6372921.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,311 2,127
6372946.SQ.FTS.B, Zero Cpn, 7/31/24 ... 5,904 5,660
6373045.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,848 3,722
6373174.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,164 1,130
6373205.SQ.FTS.B, Zero Cpn, 7/31/24 ... 24,282 23,526
6373526.SQ.FTS.B, Zero Cpn, 7/31/24 ... 48,110 46,518
6373846.SQ.FTS.B, Zero Cpn, 7/31/24 ... 10,316 9,627
6373911.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,637 1,579
6373969.SQ.FTS.B, Zero Cpn, 8/01/24 ... 25,524 24,546

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6374519.SQ.FTS.B, Zero Cpn, 8/01/24 ... $ 11,820 $ 11,313
6374873.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,905 2,499
6374971.SQ.FTS.B, Zero Cpn, 8/01/24 ... 303 291
6374973.SQ.FTS.B, Zero Cpn, 8/01/24 ... 18,755 18,156
6375222.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,482 3,270
6375270.SQ.FTS.B, Zero Cpn, 8/01/24 ... 4,609 4,456
6375361.SQ.FTS.B, Zero Cpn, 8/01/24 ... 58,774 54,611
6376101.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,927 2,751
6376124.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,742 1,587
6376136.SQ.FTS.B, Zero Cpn, 8/01/24 ... 17,349 15,920
6376370.SQ.FTS.B, Zero Cpn, 8/01/24 ... 4,054 3,907
6376440.SQ.FTS.B, Zero Cpn, 8/01/24 ... 49,949 48,112
6378468.SQ.FTS.B, Zero Cpn, 8/01/24 ... 4,137 4,005
6378691.SQ.FTS.B, Zero Cpn, 8/02/24 ... 39,629 28,974
6379319.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,761 2,621
6379485.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,612 1,529
6379558.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,145 2,071
6379646.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,429 2,340
6379736.SQ.FTS.B, Zero Cpn, 8/02/24 ... 20,554 19,469
6380167.SQ.FTS.B, Zero Cpn, 8/02/24 ... 18,603 17,474
6380466.SQ.FTS.B, Zero Cpn, 8/02/24 ... 50,584 48,411
6381041.SQ.FTS.B, Zero Cpn, 8/02/24 ... 6,999 6,733
6381146.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,937 2,860
6381205.SQ.FTS.B, Zero Cpn, 8/02/24 ... 22,931 21,763
6381485.SQ.FTS.B, Zero Cpn, 8/02/24 ... 30,315 29,346
6382125.SQ.FTS.B, Zero Cpn, 8/03/24 ... 22,687 21,314
6382369.SQ.FTS.B, Zero Cpn, 8/03/24 ... 852 829
6382402.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,213 1,169
6382412.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,972 1,820
6382458.SQ.FTS.B, Zero Cpn, 8/03/24 ... 19,066 18,297
6382908.SQ.FTS.B, Zero Cpn, 8/03/24 ... 14,250 13,649
6383269.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,249 2,912
6383327.SQ.FTS.B, Zero Cpn, 8/03/24 ... 16,698 16,192
6383571.SQ.FTS.B, Zero Cpn, 8/03/24 ... 199 196
6383602.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,446 1,397
6383625.SQ.FTS.B, Zero Cpn, 8/03/24 ... 4,245 4,049
6383696.SQ.FTS.B, Zero Cpn, 8/03/24 ... 9,833 9,376
6383916.SQ.FTS.B, Zero Cpn, 8/03/24 ... 15,174 14,648
6384297.SQ.FTS.B, Zero Cpn, 8/03/24 ... 7,713 7,439
6384427.SQ.FTS.B, Zero Cpn, 8/03/24 ... 4,441 4,008
6384482.SQ.FTS.B, Zero Cpn, 8/03/24 ... 21,792 21,016
6384775.SQ.FTS.B, Zero Cpn, 8/03/24 ... 40,740 36,863
6385054.SQ.FTS.B, Zero Cpn, 8/03/24 ... 9,495 8,660
6385213.SQ.FTS.B, Zero Cpn, 8/03/24 ... 2,415 2,342
6385234.SQ.FTS.B, Zero Cpn, 8/04/24 ... 3,404 3,200
6385279.SQ.FTS.B, Zero Cpn, 8/04/24 ... 12,265 11,476
6385396.SQ.FTS.B, Zero Cpn, 8/04/24 ... 6,059 5,289
6385452.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,560 2,424
6385485.SQ.FTS.B, Zero Cpn, 8/04/24 ... 10,574 10,030
6385609.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,530 2,279
6385633.SQ.FTS.B, Zero Cpn, 8/04/24 ... 3,147 2,993
6385666.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,134 2,023
6385689.SQ.FTS.B, Zero Cpn, 8/04/24 ... 7,792 7,417
6385770.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,957 2,865
6385812.SQ.FTS.B, Zero Cpn, 8/04/24 ... 2,380 2,287
6385845.SQ.FTS.B, Zero Cpn, 8/04/24 ... 554 480
6385850.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,224 1,142
6385873.SQ.FTS.B, Zero Cpn, 8/04/24 ... 12,077 11,555
Description
Principal
Amount Value
Block, Inc. (continued)
6385979.SQ.FTS.B, Zero Cpn, 8/05/24 ... $ 4,346 $ 4,164
6386030.SQ.FTS.B, Zero Cpn, 8/05/24 ... 830 791
6386046.SQ.FTS.B, Zero Cpn, 8/05/24 ... 17,812 17,131
6386334.SQ.FTS.B, Zero Cpn, 8/05/24 ... 3,609 3,444
6386379.SQ.FTS.B, Zero Cpn, 8/05/24 ... 9,365 8,968
6386481.SQ.FTS.B, Zero Cpn, 8/05/24 ... 3,745 3,432
6386508.SQ.FTS.B, Zero Cpn, 8/05/24 ... 6,959 6,725
6386579.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,885 2,798
6386625.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,646 2,547
6386653.SQ.FTS.B, Zero Cpn, 8/05/24 ... 8,658 8,221
6387032.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,351 3,202
6387091.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,277 4,076
6387129.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,713 1,640
6387200.SQ.FTS.B, Zero Cpn, 8/06/24 ... 21,487 20,794
6388040.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,100 1,044
6388059.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,605 4,414
6388111.SQ.FTS.B, Zero Cpn, 8/06/24 ... 22,706 21,639
6388413.SQ.FTS.B, Zero Cpn, 8/06/24 ... 22,035 20,620
6388693.SQ.FTS.B, Zero Cpn, 8/06/24 ... 16,288 15,677
6388925.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,963 1,807
6388961.SQ.FTS.B, Zero Cpn, 8/06/24 ... 11,281 10,254
6389102.SQ.FTS.B, Zero Cpn, 8/06/24 ... 580 561
6389106.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,538 3,363
6389151.SQ.FTS.B, Zero Cpn, 8/06/24 ... 2,020 1,611
6389172.SQ.FTS.B, Zero Cpn, 8/06/24 ... 44,148 38,968
6389637.SQ.FTS.B, Zero Cpn, 8/06/24 ... 692 671
6389644.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,134 3,008
6389688.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,621 1,542
6389705.SQ.FTS.B, Zero Cpn, 8/06/24 ... 7,659 7,205
6389753.SQ.FTS.B, Zero Cpn, 8/06/24 ... 5,135 4,925
6389810.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,218 1,112
6389871.SQ.FTS.B, Zero Cpn, 8/06/24 ... 7,623 7,099
6389974.SQ.FTS.B, Zero Cpn, 8/06/24 ... 2,064 2,000
6390012.SQ.FTS.B, Zero Cpn, 8/06/24 ... 12,112 11,561
6390221.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,795 4,615
6390336.SQ.FTS.B, Zero Cpn, 8/07/24 ... 9,021 8,660
6390421.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,856 5,602
6390489.SQ.FTS.B, Zero Cpn, 8/07/24 ... 14,415 12,647
6390840.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,140 3,824
6390920.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,365 2,272
6391017.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,685 5,503
6391172.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,363 3,122
6391232.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,895 3,604
6391321.SQ.FTS.B, Zero Cpn, 8/07/24 ... 6,239 5,872
6391370.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,215 4,010
6391423.SQ.FTS.B, Zero Cpn, 8/07/24 ... 11,723 11,083
6391644.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,077 4,816
6391712.SQ.FTS.B, Zero Cpn, 8/07/24 ... 12,753 11,877
6391857.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,352 6,828
6391960.SQ.FTS.B, Zero Cpn, 8/07/24 ... 11,996 11,329
6392049.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,890 5,759
6392143.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,888 2,777
6392166.SQ.FTS.B, Zero Cpn, 8/07/24 ... 12,303 11,624
6392265.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,188 4,962
6392341.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,762 1,712
6392377.SQ.FTS.B, Zero Cpn, 8/07/24 ... 21,917 21,070
6392722.SQ.FTS.B, Zero Cpn, 8/07/24 ... 12,499 12,150
6392807.SQ.FTS.B, Zero Cpn, 8/07/24 ... 384 377

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6392812.SQ.FTS.B, Zero Cpn, 8/07/24 ... $ 40,458 $ 38,574
6393237.SQ.FTS.B, Zero Cpn, 8/08/24 ... 14,834 14,096
6393406.SQ.FTS.B, Zero Cpn, 8/08/24 ... 56,383 52,362
6394150.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,211 4,038
6394237.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,300 3,100
6394288.SQ.FTS.B, Zero Cpn, 8/08/24 ... 6,551 6,170
6394386.SQ.FTS.B, Zero Cpn, 8/08/24 ... 823 770
6394397.SQ.FTS.B, Zero Cpn, 8/08/24 ... 35,280 33,567
6394860.SQ.FTS.B, Zero Cpn, 8/08/24 ... 13,039 12,456
6395104.SQ.FTS.B, Zero Cpn, 8/08/24 ... 18,623 16,354
6395219.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,007 1,767
6395239.SQ.FTS.B, Zero Cpn, 8/08/24 ... 60,682 58,143
6395806.SQ.FTS.B, Zero Cpn, 8/08/24 ... 34,946 33,632
6397754.SQ.FTS.B, Zero Cpn, 8/09/24 ... 7,942 7,627
6397884.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,894 3,619
6397918.SQ.FTS.B, Zero Cpn, 8/09/24 ... 12,424 11,908
6398071.SQ.FTS.B, Zero Cpn, 8/09/24 ... 7,169 6,616
6398124.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,110 3,023
6398199.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,825 5,623
6398313.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,846 3,724
6398429.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,268 5,065
6398627.SQ.FTS.B, Zero Cpn, 8/09/24 ... 20,991 19,027
6399140.SQ.FTS.B, Zero Cpn, 8/09/24 ... 4,165 3,975
6399219.SQ.FTS.B, Zero Cpn, 8/09/24 ... 12,073 11,589
6399538.SQ.FTS.B, Zero Cpn, 8/09/24 ... 5,983 5,683
6399617.SQ.FTS.B, Zero Cpn, 8/09/24 ... 3,639 3,373
6399658.SQ.FTS.B, Zero Cpn, 8/09/24 ... 1,142 1,082
6399663.SQ.FTS.B, Zero Cpn, 8/09/24 ... 2,363 2,112
6399687.SQ.FTS.B, Zero Cpn, 8/09/24 ... 6,082 5,644
6399770.SQ.FTS.B, Zero Cpn, 8/09/24 ... 4,748 4,602
6399810.SQ.FTS.B, Zero Cpn, 8/09/24 ... 2,817 2,675
6399871.SQ.FTS.B, Zero Cpn, 8/09/24 ... 55,283 53,047
6400681.SQ.FTS.B, Zero Cpn, 8/09/24 ... 28,949 27,760
6400929.SQ.FTS.B, Zero Cpn, 8/09/24 ... 415 402
6400939.SQ.FTS.B, Zero Cpn, 8/09/24 ... 14,355 12,194
6401059.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,363 2,271
6401145.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,801 1,705
6401165.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,742 2,543
6401192.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,907 1,508
6401242.SQ.FTS.B, Zero Cpn, 8/10/24 ... 3,832 3,380
6401276.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,325 2,267
6401417.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,985 5,580
6401525.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,084 1,982
6401558.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,168 3,881
6401620.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,034 946
6401627.SQ.FTS.B, Zero Cpn, 8/10/24 ... 6,808 6,390
6401767.SQ.FTS.B, Zero Cpn, 8/10/24 ... 8,207 7,907
6401953.SQ.FTS.B, Zero Cpn, 8/10/24 ... 992 972
6401970.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,358 4,846
6402039.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,346 3,711
6402119.SQ.FTS.B, Zero Cpn, 8/10/24 ... 23,421 22,551
6402538.SQ.FTS.B, Zero Cpn, 8/10/24 ... 546 493
6402558.SQ.FTS.B, Zero Cpn, 8/10/24 ... 12,847 12,565
6402902.SQ.FTS.B, Zero Cpn, 8/10/24 ... 35,240 34,347
6403317.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,120 3,970
6403349.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,737 2,560
6403368.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,058 1,013
6403391.SQ.FTS.B, Zero Cpn, 8/10/24 ... 8,227 7,959
Description
Principal
Amount Value
Block, Inc. (continued)
6403479.SQ.FTS.B, Zero Cpn, 8/10/24 ... $ 13,852 $ 12,172
6403647.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,707 1,644
6403657.SQ.FTS.B, Zero Cpn, 8/10/24 ... 17,271 16,314
6403873.SQ.FTS.B, Zero Cpn, 8/10/24 ... 12,540 11,039
6404001.SQ.FTS.B, Zero Cpn, 8/11/24 ... 942 909
6404028.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,384 1,292
6404052.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,320 1,256
6404068.SQ.FTS.B, Zero Cpn, 8/11/24 ... 9,474 7,792
6404139.SQ.FTS.B, Zero Cpn, 8/11/24 ... 16,487 15,498
6404249.SQ.FTS.B, Zero Cpn, 8/11/24 ... 19,148 18,463
6404445.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,821 1,639
6404456.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,610 1,524
6404554.SQ.FTS.B, Zero Cpn, 8/11/24 ... 1,875 1,526
6404609.SQ.FTS.B, Zero Cpn, 8/11/24 ... 5,744 5,228
6404685.SQ.FTS.B, Zero Cpn, 8/11/24 ... 12,148 9,569
6404787.SQ.FTS.B, Zero Cpn, 8/12/24 ... 11,325 10,625
6404893.SQ.FTS.B, Zero Cpn, 8/12/24 ... 22,036 20,788
6405066.SQ.FTS.B, Zero Cpn, 8/12/24 ... 3,625 3,292
6405087.SQ.FTS.B, Zero Cpn, 8/12/24 ... 2,920 2,805
6405107.SQ.FTS.B, Zero Cpn, 8/12/24 ... 6,312 5,695
6405166.SQ.FTS.B, Zero Cpn, 8/12/24 ... 19,814 18,698
6405296.SQ.FTS.B, Zero Cpn, 8/12/24 ... 14,447 13,933
6405831.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,357 2,242
6405891.SQ.FTS.B, Zero Cpn, 8/13/24 ... 740 722
6405910.SQ.FTS.B, Zero Cpn, 8/13/24 ... 19,922 18,697
6406305.SQ.FTS.B, Zero Cpn, 8/13/24 ... 443 368
6406313.SQ.FTS.B, Zero Cpn, 8/13/24 ... 18,059 17,371
6406563.SQ.FTS.B, Zero Cpn, 8/13/24 ... 509 495
6406593.SQ.FTS.B, Zero Cpn, 8/13/24 ... 454 425
6406598.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,511 2,040
6406621.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,567 1,502
6406636.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,884 2,817
6406724.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,530 4,330
6406778.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,140 2,010
6406838.SQ.FTS.B, Zero Cpn, 8/13/24 ... 49,511 44,595
6407446.SQ.FTS.B, Zero Cpn, 8/13/24 ... 568 505
6407461.SQ.FTS.B, Zero Cpn, 8/13/24 ... 7,521 7,201
6407516.SQ.FTS.B, Zero Cpn, 8/13/24 ... 768 715
6407524.SQ.FTS.B, Zero Cpn, 8/13/24 ... 19,119 18,633
6407824.SQ.FTS.B, Zero Cpn, 8/13/24 ... 806 774
6407848.SQ.FTS.B, Zero Cpn, 8/13/24 ... 17,291 16,595
6408022.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,296 4,085
6408049.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,313 3,221
6408129.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,728 4,527
6408194.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,522 2,388
6408225.SQ.FTS.B, Zero Cpn, 8/13/24 ... 8,161 7,766
6408336.SQ.FTS.B, Zero Cpn, 8/13/24 ... 10,971 10,526
6408433.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,383 4,189
6408489.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,338 2,258
6408514.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,044 1,016
6408523.SQ.FTS.B, Zero Cpn, 8/13/24 ... 13,129 12,705
6408656.SQ.FTS.B, Zero Cpn, 8/13/24 ... 10,373 9,692
6408789.SQ.FTS.B, Zero Cpn, 8/14/24 ... 23,558 22,157
6409097.SQ.FTS.B, Zero Cpn, 8/14/24 ... 11,073 10,331
6409218.SQ.FTS.B, Zero Cpn, 8/14/24 ... 5,519 4,731
6409279.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,636 4,451
6409486.SQ.FTS.B, Zero Cpn, 8/14/24 ... 10,685 10,230
6409813.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,087 2,917

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6409863.SQ.FTS.B, Zero Cpn, 8/14/24 ... $ 8,041 $ 7,618
6409932.SQ.FTS.B, Zero Cpn, 8/14/24 ... 8,445 7,821
6410019.SQ.FTS.B, Zero Cpn, 8/14/24 ... 21,018 20,249
6410247.SQ.FTS.B, Zero Cpn, 8/14/24 ... 12,831 12,242
6410422.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,628 3,393
6410466.SQ.FTS.B, Zero Cpn, 8/14/24 ... 7,098 6,061
6410538.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,126 2,047
6410566.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,770 4,584
6410635.SQ.FTS.B, Zero Cpn, 8/14/24 ... 5,586 4,790
6410702.SQ.FTS.B, Zero Cpn, 8/14/24 ... 12,963 11,786
6410835.SQ.FTS.B, Zero Cpn, 8/14/24 ... 9,991 9,441
6410910.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,468 6,143
6410956.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,314 1,197
6410965.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,689 3,575
6411053.SQ.FTS.B, Zero Cpn, 8/14/24 ... 4,962 4,739
6411105.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,728 2,632
6411150.SQ.FTS.B, Zero Cpn, 8/14/24 ... 10,805 7,919
6411217.SQ.FTS.B, Zero Cpn, 8/14/24 ... 13,632 13,151
6411484.SQ.FTS.B, Zero Cpn, 8/14/24 ... 14,070 13,510
6411642.SQ.FTS.B, Zero Cpn, 8/14/24 ... 9,674 9,348
6411720.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,716 2,357
6411768.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,164 1,103
6411819.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,961 1,459
6411826.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,351 3,200
6411855.SQ.FTS.B, Zero Cpn, 8/14/24 ... 9,142 8,775
6412032.SQ.FTS.B, Zero Cpn, 8/15/24 ... 12,576 11,467
6412243.SQ.FTS.B, Zero Cpn, 8/15/24 ... 6,193 4,281
6412321.SQ.FTS.B, Zero Cpn, 8/15/24 ... 8,665 8,280
6412510.SQ.FTS.B, Zero Cpn, 8/15/24 ... 28,582 27,655
6412937.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,755 1,601
6412978.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,523 2,450
6413000.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,709 3,515
6413035.SQ.FTS.B, Zero Cpn, 8/15/24 ... 16,808 15,722
6413294.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,479 1,278
6413323.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,007 4,801
6413396.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,738 2,648
6413433.SQ.FTS.B, Zero Cpn, 8/15/24 ... 771 727
6413440.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,779 1,621
6413464.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,408 4,901
6413572.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,413 2,013
6413606.SQ.FTS.B, Zero Cpn, 8/15/24 ... 12,449 11,863
6413752.SQ.FTS.B, Zero Cpn, 8/15/24 ... 495 473
6413781.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,691 3,523
6413892.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,871 2,745
6413920.SQ.FTS.B, Zero Cpn, 8/15/24 ... 17,410 16,502
6414098.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,987 3,274
6414147.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,162 3,029
6414183.SQ.FTS.B, Zero Cpn, 8/15/24 ... 9,322 8,941
6414273.SQ.FTS.B, Zero Cpn, 8/15/24 ... 14,553 13,559
6414393.SQ.FTS.B, Zero Cpn, 8/15/24 ... 4,400 4,108
6414405.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,715 1,294
6414413.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,221 1,188
6414436.SQ.FTS.B, Zero Cpn, 8/15/24 ... 40,523 39,386
6417880.SQ.FTS.B, Zero Cpn, 8/16/24 ... 29,943 28,166
6418258.SQ.FTS.B, Zero Cpn, 8/16/24 ... 18,891 18,061
6418490.SQ.FTS.B, Zero Cpn, 8/16/24 ... 2,054 1,940
6418545.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,432 1,385
6418579.SQ.FTS.B, Zero Cpn, 8/16/24 ... 12,999 12,310
Description
Principal
Amount Value
Block, Inc. (continued)
6418836.SQ.FTS.B, Zero Cpn, 8/16/24 ... $ 2,816 $ 2,561
6418931.SQ.FTS.B, Zero Cpn, 8/16/24 ... 12,681 12,143
6419172.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,993 1,927
6419201.SQ.FTS.B, Zero Cpn, 8/16/24 ... 10,258 9,639
6419322.SQ.FTS.B, Zero Cpn, 8/16/24 ... 15,086 14,444
6419560.SQ.FTS.B, Zero Cpn, 8/16/24 ... 999 935
6419592.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,521 3,066
6419614.SQ.FTS.B, Zero Cpn, 8/16/24 ... 8,988 8,723
6419756.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,890 5,664
6419873.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,067 973
6419881.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,061 2,854
6419910.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,599 5,373
6420013.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,822 5,575
6420091.SQ.FTS.B, Zero Cpn, 8/16/24 ... 6,999 6,684
6420149.SQ.FTS.B, Zero Cpn, 8/16/24 ... 14,585 12,754
6420303.SQ.FTS.B, Zero Cpn, 8/16/24 ... 29,680 28,293
6420697.SQ.FTS.B, Zero Cpn, 8/16/24 ... 33,790 32,495
6421268.SQ.FTS.B, Zero Cpn, 8/17/24 ... 12,906 12,402
6421640.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,263 2,112
6421679.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,155 1,761
6421701.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,397 3,297
6421778.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,699 3,522
6421844.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,990 4,809
6421968.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,552 3,460
6422054.SQ.FTS.B, Zero Cpn, 8/17/24 ... 938 913
6422135.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,123 3,814
6422227.SQ.FTS.B, Zero Cpn, 8/17/24 ... 780 741
6422256.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,850 2,708
6422311.SQ.FTS.B, Zero Cpn, 8/17/24 ... 9,485 7,708
6422447.SQ.FTS.B, Zero Cpn, 8/17/24 ... 17,553 16,815
6422706.SQ.FTS.B, Zero Cpn, 8/17/24 ... 9,154 8,829
6422830.SQ.FTS.B, Zero Cpn, 8/17/24 ... 13,144 12,630
6422990.SQ.FTS.B, Zero Cpn, 8/17/24 ... 13,538 12,516
6423221.SQ.FTS.B, Zero Cpn, 8/17/24 ... 8,732 8,447
6423311.SQ.FTS.B, Zero Cpn, 8/17/24 ... 773 742
6423315.SQ.FTS.B, Zero Cpn, 8/17/24 ... 27,621 26,167
6423636.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,857 4,652
6423702.SQ.FTS.B, Zero Cpn, 8/17/24 ... 20,645 18,469
6424002.SQ.FTS.B, Zero Cpn, 8/17/24 ... 365 347
6424012.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,888 1,804
6424034.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,587 2,429
6424082.SQ.FTS.B, Zero Cpn, 8/17/24 ... 15,624 14,597
6424172.SQ.FTS.B, Zero Cpn, 8/18/24 ... 10,181 9,782
6424251.SQ.FTS.B, Zero Cpn, 8/18/24 ... 1,511 1,458
6424267.SQ.FTS.B, Zero Cpn, 8/18/24 ... 19,553 10,716
6424416.SQ.FTS.B, Zero Cpn, 8/18/24 ... 8,059 7,881
6424547.SQ.FTS.B, Zero Cpn, 8/18/24 ... 1,537 1,452
6424566.SQ.FTS.B, Zero Cpn, 8/18/24 ... 5,451 5,307
6424619.SQ.FTS.B, Zero Cpn, 8/18/24 ... 2,634 2,534
6424637.SQ.FTS.B, Zero Cpn, 8/18/24 ... 6,390 6,166
6424696.SQ.FTS.B, Zero Cpn, 8/18/24 ... 2,597 1,770
6424724.SQ.FTS.B, Zero Cpn, 8/18/24 ... 4,871 4,492
6424772.SQ.FTS.B, Zero Cpn, 8/18/24 ... 25,552 24,772
6425149.SQ.FTS.B, Zero Cpn, 8/19/24 ... 11,576 11,213
6425248.SQ.FTS.B, Zero Cpn, 8/19/24 ... 13,091 12,288
6425357.SQ.FTS.B, Zero Cpn, 8/19/24 ... 6,085 5,903
6425412.SQ.FTS.B, Zero Cpn, 8/19/24 ... 23,027 21,974
6425633.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,795 1,736

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6425653.SQ.FTS.B, Zero Cpn, 8/20/24 ... $ 18,413 $ 17,609
6425796.SQ.FTS.B, Zero Cpn, 8/20/24 ... 3,510 3,346
6425842.SQ.FTS.B, Zero Cpn, 8/20/24 ... 11,655 11,121
6425927.SQ.FTS.B, Zero Cpn, 8/20/24 ... 12,871 12,370
6426098.SQ.FTS.B, Zero Cpn, 8/20/24 ... 5,698 5,459
6426138.SQ.FTS.B, Zero Cpn, 8/20/24 ... 4,256 4,081
6426196.SQ.FTS.B, Zero Cpn, 8/20/24 ... 18,798 17,779
6426349.SQ.FTS.B, Zero Cpn, 8/20/24 ... 29,280 28,242
6426587.SQ.FTS.B, Zero Cpn, 8/20/24 ... 10,164 9,664
6426694.SQ.FTS.B, Zero Cpn, 8/20/24 ... 14,362 13,753
6426793.SQ.FTS.B, Zero Cpn, 8/20/24 ... 1,504 1,192
6426797.SQ.FTS.B, Zero Cpn, 8/20/24 ... 12,013 11,404
6427081.SQ.FTS.B, Zero Cpn, 8/21/24 ... 3,486 3,305
6427104.SQ.FTS.B, Zero Cpn, 8/21/24 ... 13,514 13,010
6427509.SQ.FTS.B, Zero Cpn, 8/21/24 ... 6,528 6,291
6427748.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,926 4,299
6427815.SQ.FTS.B, Zero Cpn, 8/21/24 ... 12,195 11,683
6427990.SQ.FTS.B, Zero Cpn, 8/21/24 ... 12,702 12,301
6428249.SQ.FTS.B, Zero Cpn, 8/21/24 ... 13,081 12,506
6428407.SQ.FTS.B, Zero Cpn, 8/21/24 ... 8,162 6,101
6428491.SQ.FTS.B, Zero Cpn, 8/21/24 ... 12,729 11,901
6428601.SQ.FTS.B, Zero Cpn, 8/21/24 ... 44,228 40,925
6429149.SQ.FTS.B, Zero Cpn, 8/21/24 ... 10,137 9,702
6429285.SQ.FTS.B, Zero Cpn, 8/21/24 ... 3,212 3,044
6429349.SQ.FTS.B, Zero Cpn, 8/21/24 ... 19,417 17,450
6429640.SQ.FTS.B, Zero Cpn, 8/21/24 ... 5,813 5,687
6429702.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,568 4,350
6429724.SQ.FTS.B, Zero Cpn, 8/21/24 ... 38,454 36,381
6430068.SQ.FTS.B, Zero Cpn, 8/22/24 ... 21,172 20,065
6430339.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,426 6,163
6430390.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,024 1,002
6430407.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,090 1,055
6430423.SQ.FTS.B, Zero Cpn, 8/22/24 ... 9,873 7,933
6430566.SQ.FTS.B, Zero Cpn, 8/22/24 ... 26,481 25,233
6431026.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,313 1,247
6431063.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,779 1,634
6431083.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,952 6,654
6431202.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,856 4,582
6431315.SQ.FTS.B, Zero Cpn, 8/22/24 ... 8,086 7,789
6431459.SQ.FTS.B, Zero Cpn, 8/22/24 ... 5,176 4,855
6431554.SQ.FTS.B, Zero Cpn, 8/22/24 ... 920 816
6431582.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,867 3,330
6431623.SQ.FTS.B, Zero Cpn, 8/22/24 ... 53,724 51,045
6432590.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,310 3,222
6432607.SQ.FTS.B, Zero Cpn, 8/22/24 ... 56,529 54,050
6433318.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,337 1,295
6433370.SQ.FTS.B, Zero Cpn, 8/22/24 ... 45,332 41,856
6435221.SQ.FTS.B, Zero Cpn, 8/23/24 ... 13,132 12,384
6435329.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,193 4,481
6435408.SQ.FTS.B, Zero Cpn, 8/23/24 ... 21,890 21,103
6435551.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,348 1,261
6435555.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,053 1,022
6435568.SQ.FTS.B, Zero Cpn, 8/23/24 ... 633 549
6435571.SQ.FTS.B, Zero Cpn, 8/23/24 ... 36,116 33,289
6436173.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,797 7,444
6436391.SQ.FTS.B, Zero Cpn, 8/23/24 ... 484 467
6436397.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,014 2,848
6436495.SQ.FTS.B, Zero Cpn, 8/23/24 ... 38,350 31,282
Description
Principal
Amount Value
Block, Inc. (continued)
6438782.SQ.FTS.B, Zero Cpn, 8/23/24 ... $ 3,845 $ 3,602
6439279.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,728 2,530
6439293.SQ.FTS.B, Zero Cpn, 8/23/24 ... 13,926 13,541
6439475.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,768 3,628
6439499.SQ.FTS.B, Zero Cpn, 8/23/24 ... 706 644
6439504.SQ.FTS.B, Zero Cpn, 8/23/24 ... 18,549 17,904
6439719.SQ.FTS.B, Zero Cpn, 8/23/24 ... 22,346 20,734
6439943.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,920 1,829
6439961.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,007 4,272
6440001.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,815 3,722
6440058.SQ.FTS.B, Zero Cpn, 8/23/24 ... 3,044 2,898
6440069.SQ.FTS.B, Zero Cpn, 8/23/24 ... 7,069 6,719
6440133.SQ.FTS.B, Zero Cpn, 8/23/24 ... 25,129 21,412
6440328.SQ.FTS.B, Zero Cpn, 8/23/24 ... 2,350 2,086
6440404.SQ.FTS.B, Zero Cpn, 8/23/24 ... 6,180 5,766
6440478.SQ.FTS.B, Zero Cpn, 8/23/24 ... 754 648
6440495.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,402 1,351
6440508.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,719 1,523
6440533.SQ.FTS.B, Zero Cpn, 8/23/24 ... 25,108 24,186
6440963.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,478 3,813
6441111.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,340 2,145
6441135.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,000 959
6441146.SQ.FTS.B, Zero Cpn, 8/24/24 ... 11,323 10,842
6441255.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,728 4,499
6441336.SQ.FTS.B, Zero Cpn, 8/24/24 ... 5,345 5,120
6441443.SQ.FTS.B, Zero Cpn, 8/24/24 ... 9,649 9,252
6441614.SQ.FTS.B, Zero Cpn, 8/24/24 ... 23,285 20,759
6442083.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,303 4,132
6442174.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,107 1,075
6442204.SQ.FTS.B, Zero Cpn, 8/24/24 ... 6,317 6,139
6442344.SQ.FTS.B, Zero Cpn, 8/24/24 ... 5,375 4,865
6442428.SQ.FTS.B, Zero Cpn, 8/24/24 ... 22,418 19,194
6442775.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,216 1,080
6442783.SQ.FTS.B, Zero Cpn, 8/24/24 ... 85,187 81,585
6443666.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,798 2,686
6443696.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,720 1,544
6443707.SQ.FTS.B, Zero Cpn, 8/24/24 ... 35,661 32,303
6444072.SQ.FTS.B, Zero Cpn, 8/24/24 ... 8,017 7,702
6444161.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,341 1,309
6444180.SQ.FTS.B, Zero Cpn, 8/24/24 ... 22,948 20,366
6444379.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,865 2,668
6444404.SQ.FTS.B, Zero Cpn, 8/25/24 ... 5,587 5,187
6444427.SQ.FTS.B, Zero Cpn, 8/25/24 ... 3,005 2,833
6444455.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,595 2,476
6444474.SQ.FTS.B, Zero Cpn, 8/25/24 ... 34,636 32,566
6444762.SQ.FTS.B, Zero Cpn, 8/25/24 ... 15,847 15,216
6445162.SQ.FTS.B, Zero Cpn, 8/26/24 ... 9,461 7,963
6445263.SQ.FTS.B, Zero Cpn, 8/26/24 ... 839 785
6445387.SQ.FTS.B, Zero Cpn, 8/26/24 ... 4,617 4,431
6445431.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,269 3,155
6445475.SQ.FTS.B, Zero Cpn, 8/26/24 ... 1,698 1,623
6445506.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,604 3,421
6445564.SQ.FTS.B, Zero Cpn, 8/26/24 ... 15,468 14,030
6445760.SQ.FTS.B, Zero Cpn, 8/26/24 ... 2,563 2,492
6446004.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,052 5,712
6446268.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,879 3,748
6446399.SQ.FTS.B, Zero Cpn, 8/27/24 ... 9,964 9,416
6446762.SQ.FTS.B, Zero Cpn, 8/27/24 ... 4,283 4,136

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6446898.SQ.FTS.B, Zero Cpn, 8/27/24 ... $ 3,586 $ 3,327
6446971.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,313 6,021
6447179.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,818 2,441
6447243.SQ.FTS.B, Zero Cpn, 8/27/24 ... 9,537 9,056
6447474.SQ.FTS.B, Zero Cpn, 8/27/24 ... 4,951 4,506
6447640.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,280 2,947
6447752.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,824 6,550
6447919.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,223 1,146
6447940.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,802 3,628
6448059.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,676 5,790
6448201.SQ.FTS.B, Zero Cpn, 8/27/24 ... 572 552
6448205.SQ.FTS.B, Zero Cpn, 8/27/24 ... 11,108 10,027
6448382.SQ.FTS.B, Zero Cpn, 8/27/24 ... 8,423 6,969
6448554.SQ.FTS.B, Zero Cpn, 8/27/24 ... 4,251 2,951
6448627.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,596 2,409
6448675.SQ.FTS.B, Zero Cpn, 8/27/24 ... 24,533 23,508
6449096.SQ.FTS.B, Zero Cpn, 8/27/24 ... 7,362 7,129
6449218.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,443 3,190
6449276.SQ.FTS.B, Zero Cpn, 8/27/24 ... 4,842 4,701
6449381.SQ.FTS.B, Zero Cpn, 8/27/24 ... 797 717
6449390.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,499 1,422
6449422.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,829 1,713
6449480.SQ.FTS.B, Zero Cpn, 8/28/24 ... 46,677 44,392
6450169.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,520 5,299
6450278.SQ.FTS.B, Zero Cpn, 8/28/24 ... 960 906
6450293.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,543 2,424
6450376.SQ.FTS.B, Zero Cpn, 8/28/24 ... 19,298 18,409
6450774.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,246 3,075
6450848.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,165 802
6450862.SQ.FTS.B, Zero Cpn, 8/28/24 ... 8,284 7,901
6450991.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,445 5,123
6451099.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,113 2,971
6451120.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,830 2,711
6451161.SQ.FTS.B, Zero Cpn, 8/28/24 ... 31,210 30,073
6451622.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,508 5,999
6451690.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,172 5,687
6451773.SQ.FTS.B, Zero Cpn, 8/28/24 ... 23,328 22,110
6452048.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,142 5,018
6452120.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,417 1,364
6452135.SQ.FTS.B, Zero Cpn, 8/28/24 ... 22,987 21,992
6452425.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,962 1,873
6452451.SQ.FTS.B, Zero Cpn, 8/28/24 ... 12,605 11,555
6452582.SQ.FTS.B, Zero Cpn, 8/28/24 ... 4,249 4,052
6452618.SQ.FTS.B, Zero Cpn, 8/28/24 ... 12,560 12,074
6452758.SQ.FTS.B, Zero Cpn, 8/28/24 ... 11,177 10,648
6452825.SQ.FTS.B, Zero Cpn, 8/28/24 ... 866 838
6452841.SQ.FTS.B, Zero Cpn, 9/01/24 ... 82,898 79,442
6453845.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,412 1,362
6453876.SQ.FTS.B, Zero Cpn, 9/01/24 ... 13,903 13,301
6453977.SQ.FTS.B, Zero Cpn, 9/01/24 ... 4,467 4,248
6454032.SQ.FTS.B, Zero Cpn, 9/01/24 ... 972 939
6454041.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,129 1,817
6454074.SQ.FTS.B, Zero Cpn, 9/01/24 ... 19,378 18,532
6454218.SQ.FTS.B, Zero Cpn, 9/01/24 ... 7,313 7,100
6454278.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,229 1,177
6454295.SQ.FTS.B, Zero Cpn, 9/01/24 ... 9,395 9,040
6454361.SQ.FTS.B, Zero Cpn, 9/01/24 ... 12,064 11,573
6454507.SQ.FTS.B, Zero Cpn, 9/01/24 ... 30,103 28,842
Description
Principal
Amount Value
Block, Inc. (continued)
6454737.SQ.FTS.B, Zero Cpn, 9/01/24 ... $ 2,150 $ 2,096
6454786.SQ.FTS.B, Zero Cpn, 9/01/24 ... 544 527
6454802.SQ.FTS.B, Zero Cpn, 9/01/24 ... 66,366 63,547
6455374.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,800 1,751
6455408.SQ.FTS.B, Zero Cpn, 9/01/24 ... 9,685 9,226
6457321.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,893 1,839
6457374.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,632 5,338
6457423.SQ.FTS.B, Zero Cpn, 9/02/24 ... 49,920 48,481
6457946.SQ.FTS.B, Zero Cpn, 9/02/24 ... 42,505 40,290
6458517.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,670 5,430
6458609.SQ.FTS.B, Zero Cpn, 9/02/24 ... 6,443 6,161
6458653.SQ.FTS.B, Zero Cpn, 9/02/24 ... 26,932 25,821
6459039.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,506 3,327
6459072.SQ.FTS.B, Zero Cpn, 9/02/24 ... 9,058 8,698
6459181.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,391 5,063
6459223.SQ.FTS.B, Zero Cpn, 9/02/24 ... 56,338 53,130
6460018.SQ.FTS.B, Zero Cpn, 9/02/24 ... 4,081 3,012
6460067.SQ.FTS.B, Zero Cpn, 9/02/24 ... 4,205 3,925
6460119.SQ.FTS.B, Zero Cpn, 9/02/24 ... 8,982 8,597
6460315.SQ.FTS.B, Zero Cpn, 9/02/24 ... 9,425 9,072
6460506.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,601 2,473
6460528.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,730 3,575
6460577.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,698 2,360
6460606.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,173 4,910
6460735.SQ.FTS.B, Zero Cpn, 9/03/24 ... 567 545
6460793.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,711 1,621
6460866.SQ.FTS.B, Zero Cpn, 9/03/24 ... 47,603 45,429
6461869.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,960 2,809
6461894.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,382 1,328
6461915.SQ.FTS.B, Zero Cpn, 9/03/24 ... 30,453 29,093
6462296.SQ.FTS.B, Zero Cpn, 9/03/24 ... 12,679 11,889
6462424.SQ.FTS.B, Zero Cpn, 9/03/24 ... 3,616 3,484
6462554.SQ.FTS.B, Zero Cpn, 9/03/24 ... 22,074 21,301
6462726.SQ.FTS.B, Zero Cpn, 9/03/24 ... 10,552 10,058
6463003.SQ.FTS.B, Zero Cpn, 9/03/24 ... 24,234 22,933
6463454.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,051 1,861
6463490.SQ.FTS.B, Zero Cpn, 9/03/24 ... 32,994 29,552
6463654.SQ.FTS.B, Zero Cpn, 9/04/24 ... 11,134 10,115
6463733.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,197 1,875
6463754.SQ.FTS.B, Zero Cpn, 9/04/24 ... 602 583
6463758.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,311 4,127
6463789.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,301 1,263
6463796.SQ.FTS.B, Zero Cpn, 9/04/24 ... 7,361 7,095
6463889.SQ.FTS.B, Zero Cpn, 9/04/24 ... 16,331 13,663
6464011.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,271 1,199
6464023.SQ.FTS.B, Zero Cpn, 9/04/24 ... 6,248 5,413
6464067.SQ.FTS.B, Zero Cpn, 9/04/24 ... 7,637 6,853
6464134.SQ.FTS.B, Zero Cpn, 9/04/24 ... 9,597 9,250
6464220.SQ.FTS.B, Zero Cpn, 9/04/24 ... 13,835 13,156
6464362.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,537 4,012
6464408.SQ.FTS.B, Zero Cpn, 9/04/24 ... 627 608
6464415.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,634 2,443
6464433.SQ.FTS.B, Zero Cpn, 9/04/24 ... 37,386 29,902
6464784.SQ.FTS.B, Zero Cpn, 9/05/24 ... 12,414 9,630
6464915.SQ.FTS.B, Zero Cpn, 9/05/24 ... 14,586 13,986
6465052.SQ.FTS.B, Zero Cpn, 9/05/24 ... 7,098 6,707
6465118.SQ.FTS.B, Zero Cpn, 9/05/24 ... 8,614 8,203
6465209.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,815 4,589

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6465262.SQ.FTS.B, Zero Cpn, 9/05/24 ... $ 24,372 $ 22,941
6466816.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,662 3,540
6466888.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,250 3,945
6466953.SQ.FTS.B, Zero Cpn, 9/06/24 ... 14,995 14,510
6467210.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,182 2,078
6467263.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,063 1,030
6467294.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,288 3,197
6467340.SQ.FTS.B, Zero Cpn, 9/06/24 ... 10,528 9,333
6467536.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,644 1,580
6467579.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,303 2,954
6467627.SQ.FTS.B, Zero Cpn, 9/06/24 ... 29,871 28,562
6467915.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,709 5,398
6467957.SQ.FTS.B, Zero Cpn, 9/06/24 ... 10,896 10,211
6468063.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,657 2,544
6468149.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,196 1,157
6468184.SQ.FTS.B, Zero Cpn, 9/06/24 ... 7,679 7,332
6468311.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,921 2,847
6468352.SQ.FTS.B, Zero Cpn, 9/06/24 ... 891 847
6468386.SQ.FTS.B, Zero Cpn, 9/06/24 ... 6,371 6,126
6468495.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,357 3,037
6468533.SQ.FTS.B, Zero Cpn, 9/06/24 ... 6,196 5,576
6468636.SQ.FTS.B, Zero Cpn, 9/06/24 ... 10,670 9,921
6468778.SQ.FTS.B, Zero Cpn, 9/06/24 ... 8,177 7,389
6468879.SQ.FTS.B, Zero Cpn, 9/06/24 ... 1,999 1,481
6468933.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,527 2,415
6468994.SQ.FTS.B, Zero Cpn, 9/07/24 ... 7,544 7,293
6469183.SQ.FTS.B, Zero Cpn, 9/07/24 ... 7,958 7,532
6469290.SQ.FTS.B, Zero Cpn, 9/07/24 ... 12,597 12,163
6469492.SQ.FTS.B, Zero Cpn, 9/07/24 ... 8,523 7,687
6469681.SQ.FTS.B, Zero Cpn, 9/07/24 ... 5,526 5,312
6469822.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,077 1,892
6469888.SQ.FTS.B, Zero Cpn, 9/07/24 ... 7,315 6,553
6470083.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,960 3,703
6470176.SQ.FTS.B, Zero Cpn, 9/07/24 ... 19,007 17,982
6470553.SQ.FTS.B, Zero Cpn, 9/07/24 ... 6,627 6,370
6470745.SQ.FTS.B, Zero Cpn, 9/07/24 ... 5,695 5,421
6470844.SQ.FTS.B, Zero Cpn, 9/07/24 ... 14,805 13,333
6471008.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,201 866
6471031.SQ.FTS.B, Zero Cpn, 9/07/24 ... 3,264 3,150
6471061.SQ.FTS.B, Zero Cpn, 9/07/24 ... 52,470 49,331
6471595.SQ.FTS.B, Zero Cpn, 9/07/24 ... 5,961 5,539
6471693.SQ.FTS.B, Zero Cpn, 9/07/24 ... 8,746 8,439
6471840.SQ.FTS.B, Zero Cpn, 9/07/24 ... 8,163 7,562
6471925.SQ.FTS.B, Zero Cpn, 9/07/24 ... 80,311 70,716
6472588.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,179 2,077
6472601.SQ.FTS.B, Zero Cpn, 9/07/24 ... 9,747 9,124
6472637.SQ.FTS.B, Zero Cpn, 9/08/24 ... 9,912 9,394
6472795.SQ.FTS.B, Zero Cpn, 9/08/24 ... 10,738 9,775
6472869.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,698 1,625
6472874.SQ.FTS.B, Zero Cpn, 9/08/24 ... 11,422 10,316
6472974.SQ.FTS.B, Zero Cpn, 9/08/24 ... 13,525 12,779
6473176.SQ.FTS.B, Zero Cpn, 9/08/24 ... 6,034 5,773
6473253.SQ.FTS.B, Zero Cpn, 9/08/24 ... 4,374 4,212
6473304.SQ.FTS.B, Zero Cpn, 9/08/24 ... 8,146 7,867
6473393.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,684 3,507
6473454.SQ.FTS.B, Zero Cpn, 9/08/24 ... 609 593
6473478.SQ.FTS.B, Zero Cpn, 9/08/24 ... 2,117 2,029
6473565.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,503 1,400
Description
Principal
Amount Value
Block, Inc. (continued)
6473660.SQ.FTS.B, Zero Cpn, 9/08/24 ... $ 1,181 $ 1,043
6473680.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,518 3,348
6473791.SQ.FTS.B, Zero Cpn, 9/08/24 ... 961 875
6473799.SQ.FTS.B, Zero Cpn, 9/08/24 ... 497 465
6473813.SQ.FTS.B, Zero Cpn, 9/08/24 ... 32,929 30,697
6474266.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,020 974
6474295.SQ.FTS.B, Zero Cpn, 9/08/24 ... 80,556 75,299
6475769.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,988 1,930
6475823.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,237 5,015
6477767.SQ.FTS.B, Zero Cpn, 9/09/24 ... 7,462 7,144
6477840.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,492 3,331
6477864.SQ.FTS.B, Zero Cpn, 9/09/24 ... 26,281 25,255
6478203.SQ.FTS.B, Zero Cpn, 9/09/24 ... 806 788
6478293.SQ.FTS.B, Zero Cpn, 9/09/24 ... 4,141 3,997
6478345.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,166 1,113
6478362.SQ.FTS.B, Zero Cpn, 9/09/24 ... 9,239 8,927
6478505.SQ.FTS.B, Zero Cpn, 9/09/24 ... 4,851 4,681
6478663.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,308 2,148
6478752.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,563 3,372
6478840.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,203 3,064
6478924.SQ.FTS.B, Zero Cpn, 9/09/24 ... 4,748 4,543
6479042.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,532 2,391
6479093.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,803 2,662
6479204.SQ.FTS.B, Zero Cpn, 9/09/24 ... 4,935 4,758
6479348.SQ.FTS.B, Zero Cpn, 9/09/24 ... 3,359 3,036
6479396.SQ.FTS.B, Zero Cpn, 9/09/24 ... 8,239 7,649
6479532.SQ.FTS.B, Zero Cpn, 9/09/24 ... 13,227 12,490
6479709.SQ.FTS.B, Zero Cpn, 9/09/24 ... 5,403 5,140
6479758.SQ.FTS.B, Zero Cpn, 9/09/24 ... 6,942 6,626
6479835.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,034 801
6479843.SQ.FTS.B, Zero Cpn, 9/09/24 ... 14,804 12,850
6479965.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,092 1,054
6479984.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,842 2,554
6480002.SQ.FTS.B, Zero Cpn, 9/09/24 ... 11,798 11,299
6480086.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,381 1,310
6480105.SQ.FTS.B, Zero Cpn, 9/09/24 ... 20,205 18,216
6480311.SQ.FTS.B, Zero Cpn, 9/09/24 ... 26,305 24,068
6480583.SQ.FTS.B, Zero Cpn, 9/09/24 ... 6,902 5,965
6480757.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,723 2,612
6480811.SQ.FTS.B, Zero Cpn, 9/09/24 ... 7,766 7,381
6480903.SQ.FTS.B, Zero Cpn, 9/09/24 ... 41,567 38,753
6481451.SQ.FTS.B, Zero Cpn, 9/10/24 ... 54,033 49,596
6482433.SQ.FTS.B, Zero Cpn, 9/10/24 ... 10,931 10,459
6482688.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,754 2,608
6482763.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,586 7,205
6482925.SQ.FTS.B, Zero Cpn, 9/10/24 ... 13,980 12,887
6483172.SQ.FTS.B, Zero Cpn, 9/10/24 ... 9,276 8,946
6483301.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,944 2,486
6483344.SQ.FTS.B, Zero Cpn, 9/10/24 ... 13,859 13,327
6483485.SQ.FTS.B, Zero Cpn, 9/10/24 ... 6,672 6,400
6483587.SQ.FTS.B, Zero Cpn, 9/10/24 ... 21,466 20,124
6483765.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,156 3,953
6483803.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,428 4,220
6483827.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,603 2,494
6483849.SQ.FTS.B, Zero Cpn, 9/10/24 ... 28,843 25,144
6484119.SQ.FTS.B, Zero Cpn, 9/10/24 ... 27,946 26,397
6484438.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,442 3,275
6484471.SQ.FTS.B, Zero Cpn, 9/10/24 ... 9,101 8,655

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6484618.SQ.FTS.B, Zero Cpn, 9/10/24 ... $ 8,790 $ 8,370
6484688.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,637 4,652
6484730.SQ.FTS.B, Zero Cpn, 9/10/24 ... 39,880 37,557
6484981.SQ.FTS.B, Zero Cpn, 9/11/24 ... 2,154 2,082
6485016.SQ.FTS.B, Zero Cpn, 9/11/24 ... 20,972 16,065
6485138.SQ.FTS.B, Zero Cpn, 9/11/24 ... 6,541 6,050
6485184.SQ.FTS.B, Zero Cpn, 9/11/24 ... 2,072 1,982
6485200.SQ.FTS.B, Zero Cpn, 9/11/24 ... 7,691 6,715
6485262.SQ.FTS.B, Zero Cpn, 9/11/24 ... 5,246 5,002
6485310.SQ.FTS.B, Zero Cpn, 9/11/24 ... 5,719 5,455
6485387.SQ.FTS.B, Zero Cpn, 9/11/24 ... 898 805
6485393.SQ.FTS.B, Zero Cpn, 9/11/24 ... 12,031 11,324
6485498.SQ.FTS.B, Zero Cpn, 9/11/24 ... 4,101 3,941
6485565.SQ.FTS.B, Zero Cpn, 9/11/24 ... 29,545 27,688
6485862.SQ.FTS.B, Zero Cpn, 9/12/24 ... 33,126 29,299
6486219.SQ.FTS.B, Zero Cpn, 9/12/24 ... 2,742 2,075
6486247.SQ.FTS.B, Zero Cpn, 9/12/24 ... 6,240 5,922
6486317.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,726 1,478
6486337.SQ.FTS.B, Zero Cpn, 9/12/24 ... 3,684 3,033
6486381.SQ.FTS.B, Zero Cpn, 9/12/24 ... 2,665 2,372
6486429.SQ.FTS.B, Zero Cpn, 9/12/24 ... 21,351 20,455
6486836.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,642 1,584
6486910.SQ.FTS.B, Zero Cpn, 9/13/24 ... 707 688
6486939.SQ.FTS.B, Zero Cpn, 9/13/24 ... 963 806
6486969.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,556 3,325
6487050.SQ.FTS.B, Zero Cpn, 9/13/24 ... 918 889
6487077.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,423 2,272
6487145.SQ.FTS.B, Zero Cpn, 9/13/24 ... 9,611 8,953
6487391.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,527 7,202
6487587.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,351 787
6487635.SQ.FTS.B, Zero Cpn, 9/13/24 ... 968 934
6487659.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,001 1,916
6487689.SQ.FTS.B, Zero Cpn, 9/13/24 ... 801 560
6487697.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,711 6,226
6487849.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,985 6,616
6487959.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,168 1,079
6487981.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,760 1,642
6488012.SQ.FTS.B, Zero Cpn, 9/13/24 ... 15,938 14,399
6488324.SQ.FTS.B, Zero Cpn, 9/13/24 ... 8,560 8,185
6488459.SQ.FTS.B, Zero Cpn, 9/13/24 ... 15,270 12,036
6488723.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,810 7,211
6488938.SQ.FTS.B, Zero Cpn, 9/13/24 ... 40,636 38,855
6489464.SQ.FTS.B, Zero Cpn, 9/13/24 ... 20,176 18,920
6489672.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,985 6,679
6489755.SQ.FTS.B, Zero Cpn, 9/13/24 ... 2,446 2,336
6489796.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,340 7,041
6489884.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,998 7,604
6490006.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,927 3,774
6490379.SQ.FTS.B, Zero Cpn, 9/14/24 ... 13,242 12,772
6490633.SQ.FTS.B, Zero Cpn, 9/14/24 ... 10,015 9,248
6490839.SQ.FTS.B, Zero Cpn, 9/14/24 ... 8,135 7,845
6491130.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,119 1,083
6491158.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,811 5,632
6491324.SQ.FTS.B, Zero Cpn, 9/14/24 ... 5,525 5,284
6491434.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,470 3,301
6491491.SQ.FTS.B, Zero Cpn, 9/14/24 ... 21,115 20,140
6491762.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,044 1,002
6491770.SQ.FTS.B, Zero Cpn, 9/14/24 ... 18,101 17,172
Description
Principal
Amount Value
Block, Inc. (continued)
6492050.SQ.FTS.B, Zero Cpn, 9/14/24 ... $ 2,543 $ 2,405
6492096.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,856 2,775
6492133.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,938 3,439
6492186.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,207 954
6492212.SQ.FTS.B, Zero Cpn, 9/14/24 ... 12,468 10,777
6492407.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,668 2,570
6492471.SQ.FTS.B, Zero Cpn, 9/14/24 ... 24,773 23,559
6492759.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,584 1,488
6492780.SQ.FTS.B, Zero Cpn, 9/14/24 ... 29,401 27,184
6493113.SQ.FTS.B, Zero Cpn, 9/14/24 ... 9,987 9,538
6493205.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,782 3,599
6493279.SQ.FTS.B, Zero Cpn, 9/14/24 ... 70,730 66,448
6493789.SQ.FTS.B, Zero Cpn, 9/15/24 ... 590 576
6493842.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,498 4,726
6493919.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,297 5,074
6493976.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,386 3,290
6494028.SQ.FTS.B, Zero Cpn, 9/15/24 ... 687 636
6494041.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,024 3,792
6494136.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,013 2,881
6494237.SQ.FTS.B, Zero Cpn, 9/15/24 ... 24,837 23,383
6494744.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,811 2,674
6494808.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,954 1,870
6494843.SQ.FTS.B, Zero Cpn, 9/15/24 ... 19,395 17,499
6495065.SQ.FTS.B, Zero Cpn, 9/15/24 ... 3,137 2,914
6495095.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,545 2,377
6495121.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,307 2,075
6495150.SQ.FTS.B, Zero Cpn, 9/15/24 ... 943 913
6495159.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,487 1,441
6495170.SQ.FTS.B, Zero Cpn, 9/15/24 ... 11,371 10,858
6495247.SQ.FTS.B, Zero Cpn, 9/15/24 ... 1,348 1,285
6495262.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,818 4,332
6495762.SQ.FTS.B, Zero Cpn, 9/15/24 ... 7,973 7,579
6495835.SQ.FTS.B, Zero Cpn, 9/15/24 ... 6,874 6,539
6495894.SQ.FTS.B, Zero Cpn, 9/15/24 ... 655 610
6495901.SQ.FTS.B, Zero Cpn, 9/15/24 ... 74,053 67,806
6496439.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,573 5,268
6496489.SQ.FTS.B, Zero Cpn, 9/15/24 ... 15,014 14,211
6496646.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,174 4,001
6496704.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,446 4,230
6496765.SQ.FTS.B, Zero Cpn, 9/15/24 ... 858 830
6496776.SQ.FTS.B, Zero Cpn, 9/15/24 ... 16,978 16,226
6496902.SQ.FTS.B, Zero Cpn, 9/15/24 ... 11,491 11,004
6497094.SQ.FTS.B, Zero Cpn, 9/15/24 ... 4,468 3,673
6497150.SQ.FTS.B, Zero Cpn, 9/15/24 ... 35,694 34,169
6499048.SQ.FTS.B, Zero Cpn, 9/16/24 ... 11,857 11,416
6499196.SQ.FTS.B, Zero Cpn, 9/16/24 ... 16,134 15,298
6499389.SQ.FTS.B, Zero Cpn, 9/16/24 ... 10,064 8,995
6499544.SQ.FTS.B, Zero Cpn, 9/16/24 ... 20,762 18,894
6499971.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,673 2,521
6499996.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,814 2,728
6500081.SQ.FTS.B, Zero Cpn, 9/16/24 ... 29,857 28,657
6500592.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,443 2,364
6500681.SQ.FTS.B, Zero Cpn, 9/16/24 ... 10,282 9,801
6500852.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,161 1,119
6500866.SQ.FTS.B, Zero Cpn, 9/16/24 ... 7,906 7,211
6500985.SQ.FTS.B, Zero Cpn, 9/16/24 ... 11,478 11,030
6501171.SQ.FTS.B, Zero Cpn, 9/16/24 ... 17,168 16,022
6501401.SQ.FTS.B, Zero Cpn, 9/16/24 ... 34,966 32,814

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6501820.SQ.FTS.B, Zero Cpn, 9/16/24 ... $ 2,081 $ 2,010
6502338.SQ.FTS.B, Zero Cpn, 9/16/24 ... 27,083 25,753
6502591.SQ.FTS.B, Zero Cpn, 9/17/24 ... 13,464 12,965
6502829.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,011 599
6502832.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,767 2,277
6502874.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,157 4,850
6502939.SQ.FTS.B, Zero Cpn, 9/17/24 ... 7,525 7,171
6503073.SQ.FTS.B, Zero Cpn, 9/17/24 ... 14,134 13,479
6503388.SQ.FTS.B, Zero Cpn, 9/17/24 ... 7,740 7,438
6503528.SQ.FTS.B, Zero Cpn, 9/17/24 ... 14,000 13,207
6503716.SQ.FTS.B, Zero Cpn, 9/17/24 ... 8,566 8,215
6503847.SQ.FTS.B, Zero Cpn, 9/17/24 ... 20,704 19,493
6504092.SQ.FTS.B, Zero Cpn, 9/17/24 ... 15,106 14,503
6504270.SQ.FTS.B, Zero Cpn, 9/17/24 ... 8,142 7,412
6504358.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,614 2,495
6504395.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,416 2,325
6504422.SQ.FTS.B, Zero Cpn, 9/17/24 ... 11,151 10,645
6504551.SQ.FTS.B, Zero Cpn, 9/17/24 ... 20,569 19,199
6504715.SQ.FTS.B, Zero Cpn, 9/17/24 ... 9,214 8,738
6504825.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,872 3,672
6504890.SQ.FTS.B, Zero Cpn, 9/17/24 ... 27,880 26,752
6505262.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,929 1,879
6505264.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,261 1,437
6505270.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,516 2,331
6505309.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,492 5,298
6505368.SQ.FTS.B, Zero Cpn, 9/17/24 ... 9,860 8,830
6505487.SQ.FTS.B, Zero Cpn, 9/17/24 ... 22,440 21,670
6505683.SQ.FTS.B, Zero Cpn, 9/18/24 ... 10,915 10,197
6505793.SQ.FTS.B, Zero Cpn, 9/18/24 ... 2,757 2,379
6505809.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,565 1,517
6505823.SQ.FTS.B, Zero Cpn, 9/18/24 ... 8,425 8,002
6505894.SQ.FTS.B, Zero Cpn, 9/18/24 ... 8,058 7,804
6506022.SQ.FTS.B, Zero Cpn, 9/18/24 ... 3,468 3,253
6506054.SQ.FTS.B, Zero Cpn, 9/18/24 ... 4,825 4,692
6506138.SQ.FTS.B, Zero Cpn, 9/18/24 ... 13,975 12,947
6506265.SQ.FTS.B, Zero Cpn, 9/18/24 ... 7,678 7,345
6506338.SQ.FTS.B, Zero Cpn, 9/18/24 ... 16,727 15,854
6506509.SQ.FTS.B, Zero Cpn, 9/19/24 ... 828 788
6506517.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,247 4,066
6506563.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,176 1,108
6506583.SQ.FTS.B, Zero Cpn, 9/19/24 ... 3,509 3,384
6506622.SQ.FTS.B, Zero Cpn, 9/19/24 ... 6,283 6,080
6506690.SQ.FTS.B, Zero Cpn, 9/19/24 ... 15,547 13,900
6506830.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,781 4,467
6506866.SQ.FTS.B, Zero Cpn, 9/19/24 ... 864 823
6506887.SQ.FTS.B, Zero Cpn, 9/19/24 ... 9,250 8,845
6506952.SQ.FTS.B, Zero Cpn, 9/19/24 ... 28,223 26,145
6507647.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,606 7,241
6507835.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,550 973
6507877.SQ.FTS.B, Zero Cpn, 9/20/24 ... 993 966
6507919.SQ.FTS.B, Zero Cpn, 9/20/24 ... 750 716
6507929.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,720 2,510
6507977.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,158 2,110
6508048.SQ.FTS.B, Zero Cpn, 9/20/24 ... 8,477 8,091
6508171.SQ.FTS.B, Zero Cpn, 9/20/24 ... 22,195 20,673
6508452.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,417 1,313
6508469.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,628 3,489
6508525.SQ.FTS.B, Zero Cpn, 9/20/24 ... 15,281 14,751
Description
Principal
Amount Value
Block, Inc. (continued)
6508778.SQ.FTS.B, Zero Cpn, 9/20/24 ... $ 2,007 $ 1,820
6508799.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,013 3,805
6508841.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,393 2,264
6508893.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,733 1,631
6508922.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,562 1,407
6508942.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,105 6,705
6509053.SQ.FTS.B, Zero Cpn, 9/20/24 ... 6,198 5,991
6509144.SQ.FTS.B, Zero Cpn, 9/20/24 ... 25,257 24,190
6509397.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,193 4,622
6509445.SQ.FTS.B, Zero Cpn, 9/20/24 ... 815 779
6509458.SQ.FTS.B, Zero Cpn, 9/20/24 ... 580 542
6509479.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,604 2,474
6509505.SQ.FTS.B, Zero Cpn, 9/20/24 ... 6,657 6,393
6509569.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,997 6,595
6509694.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,945 3,820
6509738.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,775 1,717
6509756.SQ.FTS.B, Zero Cpn, 9/20/24 ... 7,586 7,013
6509840.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,808 1,733
6509861.SQ.FTS.B, Zero Cpn, 9/20/24 ... 2,418 2,305
6509896.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,282 4,056
6509952.SQ.FTS.B, Zero Cpn, 9/20/24 ... 13,639 13,151
6510179.SQ.FTS.B, Zero Cpn, 9/20/24 ... 25,524 22,061
6510418.SQ.FTS.B, Zero Cpn, 9/20/24 ... 9,518 8,243
6510608.SQ.FTS.B, Zero Cpn, 9/20/24 ... 11,485 10,972
6510705.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,117 4,836
6510743.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,388 2,227
6510817.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,133 1,087
6510863.SQ.FTS.B, Zero Cpn, 9/21/24 ... 20,526 19,455
6511193.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,943 2,784
6511230.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,852 3,488
6511300.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,432 6,890
6511415.SQ.FTS.B, Zero Cpn, 9/21/24 ... 7,472 6,765
6511559.SQ.FTS.B, Zero Cpn, 9/21/24 ... 11,546 10,978
6511726.SQ.FTS.B, Zero Cpn, 9/21/24 ... 2,442 2,342
6511759.SQ.FTS.B, Zero Cpn, 9/21/24 ... 1,997 1,889
6511808.SQ.FTS.B, Zero Cpn, 9/21/24 ... 29,045 27,891
6512222.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,065 3,786
6512323.SQ.FTS.B, Zero Cpn, 9/21/24 ... 24,819 23,364
6512589.SQ.FTS.B, Zero Cpn, 9/21/24 ... 18,461 16,574
6512730.SQ.FTS.B, Zero Cpn, 9/21/24 ... 18,490 17,642
6512922.SQ.FTS.B, Zero Cpn, 9/21/24 ... 22,015 20,578
6513165.SQ.FTS.B, Zero Cpn, 9/21/24 ... 13,868 13,252
6513378.SQ.FTS.B, Zero Cpn, 9/21/24 ... 41,807 37,561
6513835.SQ.FTS.B, Zero Cpn, 9/21/24 ... 10,911 10,446
6513909.SQ.FTS.B, Zero Cpn, 9/21/24 ... 8,133 7,792
6513960.SQ.FTS.B, Zero Cpn, 9/21/24 ... 6,498 6,211
6514008.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,277 3,087
6514021.SQ.FTS.B, Zero Cpn, 9/21/24 ... 10,288 9,597
6514121.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,033 2,648
6514208.SQ.FTS.B, Zero Cpn, 9/22/24 ... 15,764 13,658
6514372.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,066 4,679
6514455.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,922 2,753
6514522.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,954 2,766
6514565.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,563 2,454
6514608.SQ.FTS.B, Zero Cpn, 9/22/24 ... 17,518 16,525
6514892.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,698 4,508
6514949.SQ.FTS.B, Zero Cpn, 9/22/24 ... 8,991 8,626
6515070.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,847 1,777

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6515114.SQ.FTS.B, Zero Cpn, 9/22/24 ... $ 2,598 $ 2,212
6515139.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,441 3,249
6515225.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,202 1,135
6515238.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,252 1,102
6515251.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,669 1,592
6515275.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,216 2,133
6515308.SQ.FTS.B, Zero Cpn, 9/22/24 ... 14,528 14,086
6515558.SQ.FTS.B, Zero Cpn, 9/22/24 ... 29,380 27,728
6515705.SQ.FTS.B, Zero Cpn, 9/22/24 ... 50,447 48,415
6516032.SQ.FTS.B, Zero Cpn, 9/22/24 ... 54,238 51,330
6516655.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,218 3,928
6516690.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,661 3,417
6516725.SQ.FTS.B, Zero Cpn, 9/22/24 ... 7,184 6,819
6516766.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,896 1,838
6516785.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,848 4,631
6516858.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,836 1,775
6516868.SQ.FTS.B, Zero Cpn, 9/22/24 ... 8,994 8,499
6516901.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,817 4,190
6516919.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,296 1,247
6516931.SQ.FTS.B, Zero Cpn, 9/22/24 ... 7,257 7,027
6516978.SQ.FTS.B, Zero Cpn, 9/22/24 ... 4,581 4,350
6516997.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,564 2,336
6517017.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,544 3,400
6517071.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,702 2,592
6518769.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,653 7,167
6518875.SQ.FTS.B, Zero Cpn, 9/23/24 ... 13,602 12,661
6519045.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,153 1,058
6519064.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,930 4,631
6519155.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,129 5,706
6519286.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,533 1,414
6519301.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,378 6,910
6519513.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,927 6,385
6519669.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,310 3,066
6519764.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,823 2,651
6519830.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,896 2,692
6519874.SQ.FTS.B, Zero Cpn, 9/23/24 ... 12,074 11,186
6520101.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,138 1,050
6520131.SQ.FTS.B, Zero Cpn, 9/23/24 ... 15,593 14,546
6520367.SQ.FTS.B, Zero Cpn, 9/23/24 ... 8,610 8,085
6520448.SQ.FTS.B, Zero Cpn, 9/23/24 ... 8,415 7,875
6520552.SQ.FTS.B, Zero Cpn, 9/23/24 ... 35,809 33,422
6520875.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,102 3,817
6520939.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,217 2,924
6520983.SQ.FTS.B, Zero Cpn, 9/23/24 ... 11,249 10,495
6521150.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,530 6,922
6521195.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,471 4,093
6521243.SQ.FTS.B, Zero Cpn, 9/23/24 ... 7,428 6,832
6521314.SQ.FTS.B, Zero Cpn, 9/23/24 ... 13,489 12,449
6521453.SQ.FTS.B, Zero Cpn, 9/23/24 ... 22,832 21,276
6521642.SQ.FTS.B, Zero Cpn, 9/23/24 ... 11,391 10,520
6521763.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,381 2,185
6521795.SQ.FTS.B, Zero Cpn, 9/23/24 ... 31,565 29,194
6522220.SQ.FTS.B, Zero Cpn, 9/23/24 ... 24,537 22,875
6522466.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,609 4,273
6522541.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,686 2,502
6522670.SQ.FTS.B, Zero Cpn, 9/24/24 ... 16,565 15,422
6523018.SQ.FTS.B, Zero Cpn, 9/24/24 ... 23,911 22,458
6523451.SQ.FTS.B, Zero Cpn, 9/24/24 ... 25,116 23,349
Description
Principal
Amount Value
Block, Inc. (continued)
6523859.SQ.FTS.B, Zero Cpn, 9/24/24 ... $ 653 $ 591
6523872.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,283 1,190
6523892.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,906 1,757
6523935.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,536 4,179
6523985.SQ.FTS.B, Zero Cpn, 9/24/24 ... 8,035 7,374
6524095.SQ.FTS.B, Zero Cpn, 9/24/24 ... 21,213 19,868
6524312.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,988 2,797
6524355.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,061 6,198
6524530.SQ.FTS.B, Zero Cpn, 9/24/24 ... 44,840 42,088
6524949.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,240 2,018
6524998.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,510 1,396
6525021.SQ.FTS.B, Zero Cpn, 9/24/24 ... 8,769 8,114
6525097.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,511 1,368
6525114.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,221 3,881
6525132.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,455 1,347
6525155.SQ.FTS.B, Zero Cpn, 9/24/24 ... 11,950 11,192
6525421.SQ.FTS.B, Zero Cpn, 9/24/24 ... 690 631
6525438.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,092 1,003
6525476.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,758 1,611
6525510.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,983 1,849
6525524.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,704 2,492
6525603.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,507 6,981
6525621.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,078 1,951
6525663.SQ.FTS.B, Zero Cpn, 9/25/24 ... 3,444 3,208
6525698.SQ.FTS.B, Zero Cpn, 9/25/24 ... 3,826 3,568
6525729.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,402 4,131
6525772.SQ.FTS.B, Zero Cpn, 9/25/24 ... 6,787 6,318
6525840.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,115 3,770
6525874.SQ.FTS.B, Zero Cpn, 9/25/24 ... 20,842 19,230
6526020.SQ.FTS.B, Zero Cpn, 9/25/24 ... 5,347 4,965
6526050.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,888 1,731
6526070.SQ.FTS.B, Zero Cpn, 9/25/24 ... 7,090 6,594
6526134.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,075 989
6526147.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,364 1,247
6526162.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,515 2,361
6526180.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,649 1,530
6526192.SQ.FTS.B, Zero Cpn, 9/25/24 ... 986 909
6526196.SQ.FTS.B, Zero Cpn, 9/25/24 ... 736 673
6526201.SQ.FTS.B, Zero Cpn, 9/25/24 ... 5,625 5,158
6526239.SQ.FTS.B, Zero Cpn, 9/25/24 ... 30,898 28,767
6526477.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,695 1,572
6526493.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,611 1,486
6526509.SQ.FTS.B, Zero Cpn, 9/26/24 ... 4,261 4,010
6526542.SQ.FTS.B, Zero Cpn, 9/26/24 ... 14,489 13,562
6526624.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,898 3,581
6526649.SQ.FTS.B, Zero Cpn, 9/26/24 ... 10,210 9,613
6526727.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,073 992
6526731.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,774 3,480
6526766.SQ.FTS.B, Zero Cpn, 9/26/24 ... 11,501 10,774
6526856.SQ.FTS.B, Zero Cpn, 9/26/24 ... 4,817 4,449
6526916.SQ.FTS.B, Zero Cpn, 9/26/24 ... 4,731 4,329
6527010.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,558 1,432
6527022.SQ.FTS.B, Zero Cpn, 9/26/24 ... 4,975 4,624
6527252.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,081 2,846
6527322.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,420 2,259
6527389.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,035 951
6527420.SQ.FTS.B, Zero Cpn, 9/27/24 ... 12,745 11,963
6527667.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,916 3,595

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6527741.SQ.FTS.B, Zero Cpn, 9/27/24 ... $ 9,824 $ 9,069
6527951.SQ.FTS.B, Zero Cpn, 9/27/24 ... 14,443 13,384
6528195.SQ.FTS.B, Zero Cpn, 9/27/24 ... 8,677 8,147
6528332.SQ.FTS.B, Zero Cpn, 9/27/24 ... 22,795 21,119
6528593.SQ.FTS.B, Zero Cpn, 9/27/24 ... 6,710 6,233
6528654.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,189 3,909
6528685.SQ.FTS.B, Zero Cpn, 9/27/24 ... 15,845 14,877
6528883.SQ.FTS.B, Zero Cpn, 9/27/24 ... 9,174 8,498
6528987.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,759 2,573
6529012.SQ.FTS.B, Zero Cpn, 9/27/24 ... 10,420 9,700
6529126.SQ.FTS.B, Zero Cpn, 9/27/24 ... 854 776
6529130.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,870 1,703
6529157.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,120 3,868
6529197.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,651 3,439
6529240.SQ.FTS.B, Zero Cpn, 9/27/24 ... 14,136 13,152
6529369.SQ.FTS.B, Zero Cpn, 9/27/24 ... 5,164 4,798
6529400.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,838 3,465
6529459.SQ.FTS.B, Zero Cpn, 9/27/24 ... 5,794 5,242
6529506.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,212 2,057
6529515.SQ.FTS.B, Zero Cpn, 9/27/24 ... 11,968 11,173
6529613.SQ.FTS.B, Zero Cpn, 9/27/24 ... 16,366 15,372
6529930.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,140 1,046
6530827.SQ.FTS.B, Zero Cpn, 9/28/24 ... 57,758 54,062
6531669.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,035 961
6531686.SQ.FTS.B, Zero Cpn, 9/28/24 ... 7,201 6,661
6531847.SQ.FTS.B, Zero Cpn, 9/28/24 ... 8,697 8,164
6531978.SQ.FTS.B, Zero Cpn, 9/28/24 ... 6,564 6,138
6532099.SQ.FTS.B, Zero Cpn, 9/28/24 ... 7,590 7,118
6532262.SQ.FTS.B, Zero Cpn, 9/28/24 ... 10,501 9,631
6532425.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,963 1,812
6532434.SQ.FTS.B, Zero Cpn, 9/28/24 ... 16,583 15,342
6532568.SQ.FTS.B, Zero Cpn, 9/28/24 ... 8,421 7,665
6532694.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,493 5,162
6532739.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,813 1,624
6532768.SQ.FTS.B, Zero Cpn, 9/28/24 ... 7,322 6,646
6532858.SQ.FTS.B, Zero Cpn, 9/28/24 ... 9,047 8,407
6532955.SQ.FTS.B, Zero Cpn, 9/28/24 ... 15,197 14,177
6533109.SQ.FTS.B, Zero Cpn, 9/28/24 ... 9,051 8,356
6533237.SQ.FTS.B, Zero Cpn, 9/28/24 ... 7,233 6,794
6533285.SQ.FTS.B, Zero Cpn, 9/28/24 ... 21,336 19,538
6533589.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,885 2,674
6533643.SQ.FTS.B, Zero Cpn, 9/28/24 ... 8,043 7,554
6533721.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,201 1,127
6533732.SQ.FTS.B, Zero Cpn, 9/28/24 ... 982 902
6533741.SQ.FTS.B, Zero Cpn, 9/28/24 ... 480 400
6533762.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,147 4,802
6533795.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,477 1,378
6533807.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,612 1,477
6533833.SQ.FTS.B, Zero Cpn, 9/28/24 ... 17,241 16,082
6533974.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,239 1,148
6533996.SQ.FTS.B, Zero Cpn, 9/28/24 ... 27,855 25,900
6534157.SQ.FTS.B, Zero Cpn, 9/28/24 ... 7,019 6,457
6534197.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,163 1,068
6534255.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,693 2,464
6534277.SQ.FTS.B, Zero Cpn, 9/29/24 ... 64,995 60,087
6535332.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,306 2,114
6535364.SQ.FTS.B, Zero Cpn, 9/29/24 ... 18,586 17,157
6535616.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,153 2,922
Description
Principal
Amount Value
Block, Inc. (continued)
6535641.SQ.FTS.B, Zero Cpn, 9/29/24 ... $ 4,136 $ 3,794
6536231.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,611 7,117
6536312.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,548 3,262
6536352.SQ.FTS.B, Zero Cpn, 9/29/24 ... 27,096 25,277
6536590.SQ.FTS.B, Zero Cpn, 9/29/24 ... 9,106 8,503
6536665.SQ.FTS.B, Zero Cpn, 9/29/24 ... 545 504
6536674.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,426 4,063
6536717.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,632 4,276
6536733.SQ.FTS.B, Zero Cpn, 9/29/24 ... 51,112 47,470
6537306.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,640 3,418
6537336.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,015 4,705
6537417.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,213 4,852
6537471.SQ.FTS.B, Zero Cpn, 9/29/24 ... 15,070 14,014
6537646.SQ.FTS.B, Zero Cpn, 9/29/24 ... 13,200 12,321
6537754.SQ.FTS.B, Zero Cpn, 9/29/24 ... 915 814
6537783.SQ.FTS.B, Zero Cpn, 9/29/24 ... 11,540 10,557
6537839.SQ.FTS.B, Zero Cpn, 9/29/24 ... 11,647 10,849
6537901.SQ.FTS.B, Zero Cpn, 9/29/24 ... 23,325 21,541
6539693.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,761 4,370
6539808.SQ.FTS.B, Zero Cpn, 9/30/24 ... 20,753 19,443
6540169.SQ.FTS.B, Zero Cpn, 9/30/24 ... 557 514
6540177.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,755 1,617
6540251.SQ.FTS.B, Zero Cpn, 9/30/24 ... 8,558 7,949
6540528.SQ.FTS.B, Zero Cpn, 9/30/24 ... 11,366 10,604
6540805.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,707 3,436
6540841.SQ.FTS.B, Zero Cpn, 9/30/24 ... 18,909 17,519
6541091.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,714 7,085
6541176.SQ.FTS.B, Zero Cpn, 9/30/24 ... 795 731
6541188.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,768 7,214
6541337.SQ.FTS.B, Zero Cpn, 9/30/24 ... 55,370 51,639
6541957.SQ.FTS.B, Zero Cpn, 9/30/24 ... 10,376 9,707
6542030.SQ.FTS.B, Zero Cpn, 9/30/24 ... 24,481 23,046
6542531.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,814 3,510
6542573.SQ.FTS.B, Zero Cpn, 9/30/24 ... 64,072 60,141
6543152.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,332 1,230
6543240.SQ.FTS.B, Zero Cpn, 9/30/24 ... 51,627 48,297
6544544.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,456 4,192
6544612.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,652 6,206
6544718.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,829 4,519
6544848.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,098 5,651
6544934.SQ.FTS.B, Zero Cpn, 9/30/24 ... 568 530
6544949.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,375 2,175
6544969.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,018 946
6545000.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,232 2,078
6545018.SQ.FTS.B, Zero Cpn, 9/30/24 ... 11,038 10,358
6545177.SQ.FTS.B, Zero Cpn, 9/30/24 ... 57,946 53,911
6545807.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,729 7,070
6545917.SQ.FTS.B, Zero Cpn, 9/30/24 ... 468 383
6545925.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,380 2,188
6545947.SQ.FTS.B, Zero Cpn, 9/30/24 ... 24,825 23,050
6546231.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,317 6,737
6546299.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,092 1,007
6546312.SQ.FTS.B, Zero Cpn, 9/30/24 ... 22,070 20,639
6546561.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,962 1,831
6546599.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,894 1,764
6546633.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,445 1,314
6546666.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,450 5,115
6546793.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,280 2,139

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6546843.SQ.FTS.B, Zero Cpn, 10/01/24 .. $ 1,455 $ 1,350
6546881.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,595 4,309
6546916.SQ.FTS.B, Zero Cpn, 10/01/24 .. 6,528 6,028
6546981.SQ.FTS.B, Zero Cpn, 10/01/24 .. 5,976 5,543
6547042.SQ.FTS.B, Zero Cpn, 10/01/24 .. 6,508 6,045
6547102.SQ.FTS.B, Zero Cpn, 10/01/24 .. 3,034 2,803
6547132.SQ.FTS.B, Zero Cpn, 10/01/24 .. 15,008 14,058
6547288.SQ.FTS.B, Zero Cpn, 10/01/24 .. 8,457 7,875
6547379.SQ.FTS.B, Zero Cpn, 10/01/24 .. 9,582 8,936
6547450.SQ.FTS.B, Zero Cpn, 10/01/24 .. 4,071 3,737
6547481.SQ.FTS.B, Zero Cpn, 10/01/24 .. 6,258 5,873
6547547.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,938 3,619
6547586.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,435 1,311
6547604.SQ.FTS.B, Zero Cpn, 10/02/24 .. 40,658 38,081
6547951.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,306 1,173
6547967.SQ.FTS.B, Zero Cpn, 10/02/24 .. 9,486 8,749
6548052.SQ.FTS.B, Zero Cpn, 10/02/24 .. 4,259 3,909
6548112.SQ.FTS.B, Zero Cpn, 10/02/24 .. 6,052 5,696
6548169.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,160 1,066
6548187.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,197 2,027
6548202.SQ.FTS.B, Zero Cpn, 10/02/24 .. 3,701 3,423
6548243.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,045 1,846
6548463.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,182 5,757
6548568.SQ.FTS.B, Zero Cpn, 10/03/24 .. 11,626 10,910
6548857.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,955 2,715
6548912.SQ.FTS.B, Zero Cpn, 10/03/24 .. 18,517 16,984
6549315.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,115 1,960
6549336.SQ.FTS.B, Zero Cpn, 10/03/24 .. 12,688 11,908
6549512.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,407 2,236
6549544.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,080 1,952
6549559.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,277 2,082
6549597.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,598 1,500
6549643.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,473 1,346
6549671.SQ.FTS.B, Zero Cpn, 10/03/24 .. 11,458 10,682
6549985.SQ.FTS.B, Zero Cpn, 10/03/24 .. 919 825
6550039.SQ.FTS.B, Zero Cpn, 10/03/24 .. 651 597
6550072.SQ.FTS.B, Zero Cpn, 10/03/24 .. 8,979 8,452
6550183.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,194 5,713
6550263.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,649 6,207
6550356.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,415 6,021
6550403.SQ.FTS.B, Zero Cpn, 10/03/24 .. 8,218 7,686
6550459.SQ.FTS.B, Zero Cpn, 10/03/24 .. 528 451
6550460.SQ.FTS.B, Zero Cpn, 10/03/24 .. 12,622 11,652
6550667.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,682 1,536
6550689.SQ.FTS.B, Zero Cpn, 10/03/24 .. 13,032 12,077
6550798.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,192 1,102
6550814.SQ.FTS.B, Zero Cpn, 10/03/24 .. 5,508 5,157
6550864.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,919 3,597
6550914.SQ.FTS.B, Zero Cpn, 10/03/24 .. 11,557 10,803
6551033.SQ.FTS.B, Zero Cpn, 10/03/24 .. 12,171 11,427
6551208.SQ.FTS.B, Zero Cpn, 10/03/24 .. 21,165 19,921
6551421.SQ.FTS.B, Zero Cpn, 10/03/24 .. 13,275 12,362
6551528.SQ.FTS.B, Zero Cpn, 10/03/24 .. 15,143 13,981
6551701.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,825 2,608
6551813.SQ.FTS.B, Zero Cpn, 10/04/24 .. 5,385 5,054
6551948.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,812 3,573
6551997.SQ.FTS.B, Zero Cpn, 10/04/24 .. 10,548 9,897
6552128.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,183 2,035
Description
Principal
Amount Value
Block, Inc. (continued)
6552142.SQ.FTS.B, Zero Cpn, 10/04/24 .. $ 12,596 $ 11,853
6552251.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,216 1,114
6552263.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,216 3,017
6552296.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,288 1,192
6552306.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,926 4,510
6552346.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,136 2,929
6552432.SQ.FTS.B, Zero Cpn, 10/04/24 .. 952 882
6552468.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,642 2,480
6552507.SQ.FTS.B, Zero Cpn, 10/04/24 .. 5,650 5,185
6552610.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,411 1,291
6552648.SQ.FTS.B, Zero Cpn, 10/04/24 .. 7,007 6,593
6552740.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,850 2,628
6552779.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,516 2,341
6552823.SQ.FTS.B, Zero Cpn, 10/04/24 .. 7,099 6,608
6552931.SQ.FTS.B, Zero Cpn, 10/04/24 .. 23,013 21,282
6553212.SQ.FTS.B, Zero Cpn, 10/04/24 .. 11,447 10,593
6553291.SQ.FTS.B, Zero Cpn, 10/04/24 .. 42,306 39,449
6553682.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,566 2,405
6553721.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,144 1,968
6553746.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,233 2,970
6553775.SQ.FTS.B, Zero Cpn, 10/04/24 .. 766 703
6553779.SQ.FTS.B, Zero Cpn, 10/04/24 .. 5,039 4,634
6553822.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,623 1,509
6553839.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,434 4,052
6553889.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,424 4,120
6553959.SQ.FTS.B, Zero Cpn, 10/04/24 .. 455 419
6553971.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,670 3,453
6554013.SQ.FTS.B, Zero Cpn, 10/04/24 .. 11,736 11,013
6554172.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,753 1,615
6554182.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,015 3,721
6554223.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,019 940
6554237.SQ.FTS.B, Zero Cpn, 10/04/24 .. 18,959 17,717
6554530.SQ.FTS.B, Zero Cpn, 10/04/24 .. 22,538 20,969
6554721.SQ.FTS.B, Zero Cpn, 10/04/24 .. 14,819 13,384
6554887.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,756 2,536
6554904.SQ.FTS.B, Zero Cpn, 10/04/24 .. 16,544 15,410
6555048.SQ.FTS.B, Zero Cpn, 10/04/24 .. 6,003 5,613
6555069.SQ.FTS.B, Zero Cpn, 10/04/24 .. 57,931 53,774
6555336.SQ.FTS.B, Zero Cpn, 10/05/24 .. 960 874
6555384.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,315 1,219
6555404.SQ.FTS.B, Zero Cpn, 10/05/24 .. 11,648 10,928
6555512.SQ.FTS.B, Zero Cpn, 10/05/24 .. 6,884 6,379
6555631.SQ.FTS.B, Zero Cpn, 10/05/24 .. 681 633
6555651.SQ.FTS.B, Zero Cpn, 10/05/24 .. 9,381 8,689
6555809.SQ.FTS.B, Zero Cpn, 10/05/24 .. 4,244 3,929
6555898.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,009 2,760
6555951.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,274 1,153
6555961.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,175 4,826
6556061.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,530 1,419
6556092.SQ.FTS.B, Zero Cpn, 10/05/24 .. 8,449 7,927
6556197.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,247 1,153
6556234.SQ.FTS.B, Zero Cpn, 10/05/24 .. 11,465 10,722
6556350.SQ.FTS.B, Zero Cpn, 10/05/24 .. 6,427 5,992
6556423.SQ.FTS.B, Zero Cpn, 10/05/24 .. 12,805 11,831
6556561.SQ.FTS.B, Zero Cpn, 10/05/24 .. 71,263 66,141
6557433.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,659 1,525
6557456.SQ.FTS.B, Zero Cpn, 10/05/24 .. 13,242 12,424
6557661.SQ.FTS.B, Zero Cpn, 10/05/24 .. 16,211 14,835

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6557802.SQ.FTS.B, Zero Cpn, 10/05/24 .. $ 2,305 $ 2,168
6557827.SQ.FTS.B, Zero Cpn, 10/05/24 .. 44,429 41,379
6559548.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,621 1,512
6559680.SQ.FTS.B, Zero Cpn, 10/06/24 .. 17,878 16,551
6559837.SQ.FTS.B, Zero Cpn, 10/06/24 .. 5,679 5,260
6559912.SQ.FTS.B, Zero Cpn, 10/06/24 .. 884 811
6559922.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,839 4,432
6559998.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,218 2,957
6560070.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,522 1,389
6560096.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,008 1,851
6560133.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,733 3,445
6560216.SQ.FTS.B, Zero Cpn, 10/06/24 .. 14,054 13,044
6560454.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,205 2,061
6560501.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,955 1,789
6560556.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,648 1,523
6560566.SQ.FTS.B, Zero Cpn, 10/06/24 .. 8,660 8,122
6560718.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,324 4,069
6560794.SQ.FTS.B, Zero Cpn, 10/06/24 .. 26,504 24,830
6561367.SQ.FTS.B, Zero Cpn, 10/06/24 .. 12,224 11,472
6561534.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,705 4,401
6561598.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,372 2,167
6561632.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,829 1,698
6561666.SQ.FTS.B, Zero Cpn, 10/06/24 .. 868 800
6561685.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,100 2,864
6561726.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,761 3,462
6561786.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,026 3,713
6561851.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,093 2,852
6561905.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,688 3,439
6561946.SQ.FTS.B, Zero Cpn, 10/06/24 .. 16,080 14,917
6562144.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,405 4,094
6562223.SQ.FTS.B, Zero Cpn, 10/06/24 .. 8,003 7,387
6562377.SQ.FTS.B, Zero Cpn, 10/06/24 .. 12,380 11,586
6562511.SQ.FTS.B, Zero Cpn, 10/06/24 .. 7,633 7,020
6562625.SQ.FTS.B, Zero Cpn, 10/06/24 .. 30,309 27,881
6563045.SQ.FTS.B, Zero Cpn, 10/07/24 .. 636 583
6563085.SQ.FTS.B, Zero Cpn, 10/07/24 .. 27,138 25,409
6563707.SQ.FTS.B, Zero Cpn, 10/07/24 .. 6,519 6,133
6563830.SQ.FTS.B, Zero Cpn, 10/07/24 .. 9,585 8,915
6564022.SQ.FTS.B, Zero Cpn, 10/07/24 .. 13,662 12,739
6564281.SQ.FTS.B, Zero Cpn, 10/07/24 .. 8,735 8,167
6564407.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,264 3,018
6564446.SQ.FTS.B, Zero Cpn, 10/07/24 .. 12,922 11,952
6564615.SQ.FTS.B, Zero Cpn, 10/07/24 .. 70,002 65,257
6565305.SQ.FTS.B, Zero Cpn, 10/07/24 .. 18,859 17,686
6565581.SQ.FTS.B, Zero Cpn, 10/07/24 .. 9,613 8,931
6565683.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,472 1,354
6565688.SQ.FTS.B, Zero Cpn, 10/07/24 .. 7,630 7,055
6565784.SQ.FTS.B, Zero Cpn, 10/07/24 .. 8,616 8,056
6565853.SQ.FTS.B, Zero Cpn, 10/07/24 .. 12,883 11,964
6566055.SQ.FTS.B, Zero Cpn, 10/07/24 .. 16,219 14,988
6566173.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,343 4,922
6566218.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,622 1,495
6566223.SQ.FTS.B, Zero Cpn, 10/08/24 .. 960 881
6566230.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,043 1,871
6566249.SQ.FTS.B, Zero Cpn, 10/08/24 .. 4,658 4,306
6566270.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,974 2,739
6566278.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,748 1,601
6566297.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,769 1,618
Description
Principal
Amount Value
Block, Inc. (continued)
6566309.SQ.FTS.B, Zero Cpn, 10/08/24 .. $ 3,127 $ 2,916
6566330.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,529 5,185
6566378.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,668 2,501
6566401.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,649 2,461
6566431.SQ.FTS.B, Zero Cpn, 10/08/24 .. 11,976 11,213
6566527.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,394 1,250
6566541.SQ.FTS.B, Zero Cpn, 10/08/24 .. 3,097 2,901
6566563.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,992 1,840
6566576.SQ.FTS.B, Zero Cpn, 10/08/24 .. 19,763 18,163
6566694.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,366 1,257
6566709.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,651 1,522
6566719.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,690 1,494
6566732.SQ.FTS.B, Zero Cpn, 10/08/24 .. 5,725 5,334
6566782.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,291 1,187
6566797.SQ.FTS.B, Zero Cpn, 10/08/24 .. 1,610 1,476
6566804.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,646 2,387
6566829.SQ.FTS.B, Zero Cpn, 10/08/24 .. 7,822 7,324
6566878.SQ.FTS.B, Zero Cpn, 10/08/24 .. 3,097 2,837
6566900.SQ.FTS.B, Zero Cpn, 10/08/24 .. 3,959 3,696
6566932.SQ.FTS.B, Zero Cpn, 10/09/24 .. 25,396 23,205
6567114.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,342 2,178
6567137.SQ.FTS.B, Zero Cpn, 10/09/24 .. 10,925 10,248
6567230.SQ.FTS.B, Zero Cpn, 10/09/24 .. 986 909
6567237.SQ.FTS.B, Zero Cpn, 10/09/24 .. 22,388 20,959
6567416.SQ.FTS.B, Zero Cpn, 10/09/24 .. 8,722 8,127
6567597.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,668 2,479
6567620.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,630 6,135
6567779.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,240 6,755
6567996.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,940 1,786
6568019.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,835 4,421
6568099.SQ.FTS.B, Zero Cpn, 10/10/24 .. 14,911 13,702
6568305.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,683 2,469
6568362.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,531 5,118
6568423.SQ.FTS.B, Zero Cpn, 10/10/24 .. 14,114 13,276
6568668.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,803 1,673
6568686.SQ.FTS.B, Zero Cpn, 10/10/24 .. 21,320 19,675
6568971.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,143 2,906
6569001.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,580 7,073
6569065.SQ.FTS.B, Zero Cpn, 10/10/24 .. 15,080 14,185
6569241.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,344 5,858
6569303.SQ.FTS.B, Zero Cpn, 10/10/24 .. 656 605
6569324.SQ.FTS.B, Zero Cpn, 10/10/24 .. 48,194 45,142
6569746.SQ.FTS.B, Zero Cpn, 10/10/24 .. 33,327 30,832
6570147.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,684 2,517
6570160.SQ.FTS.B, Zero Cpn, 10/10/24 .. 39,542 36,755
6570553.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,862 7,324
6570601.SQ.FTS.B, Zero Cpn, 10/10/24 .. 869 800
6570604.SQ.FTS.B, Zero Cpn, 10/10/24 .. 11,470 10,628
6570707.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,376 5,043
6570734.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,465 2,305
6570746.SQ.FTS.B, Zero Cpn, 10/10/24 .. 21,681 20,399
6570919.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,812 7,218
6570986.SQ.FTS.B, Zero Cpn, 10/10/24 .. 15,542 14,493
6571241.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,287 1,175
6571288.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,010 921
6571313.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,900 4,523
6571387.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,940 2,719
6571419.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,183 2,968

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6571478.SQ.FTS.B, Zero Cpn, 10/11/24 .. $ 4,683 $ 4,343
6571593.SQ.FTS.B, Zero Cpn, 10/11/24 .. 24,406 22,447
6572066.SQ.FTS.B, Zero Cpn, 10/11/24 .. 7,089 6,648
6572155.SQ.FTS.B, Zero Cpn, 10/11/24 .. 21,768 20,349
6572465.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,492 1,361
6572506.SQ.FTS.B, Zero Cpn, 10/11/24 .. 15,233 14,026
6572722.SQ.FTS.B, Zero Cpn, 10/11/24 .. 7,804 7,299
6572822.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,950 3,648
6572904.SQ.FTS.B, Zero Cpn, 10/11/24 .. 10,973 10,164
6573078.SQ.FTS.B, Zero Cpn, 10/11/24 .. 27,145 25,532
6573292.SQ.FTS.B, Zero Cpn, 10/11/24 .. 8,643 7,951
6573424.SQ.FTS.B, Zero Cpn, 10/11/24 .. 11,597 10,806
6573521.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,886 1,757
6573531.SQ.FTS.B, Zero Cpn, 10/11/24 .. 10,667 9,855
6573708.SQ.FTS.B, Zero Cpn, 10/11/24 .. 3,719 3,434
6573774.SQ.FTS.B, Zero Cpn, 10/11/24 .. 18,772 17,222
6573997.SQ.FTS.B, Zero Cpn, 10/11/24 .. 634 583
6574009.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,020 924
6574021.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,557 2,373
6574042.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,312 4,943
6574088.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,639 4,299
6574116.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,936 1,786
6574130.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,115 1,958
6574151.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,800 1,664
6574171.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,399 5,054
6574227.SQ.FTS.B, Zero Cpn, 10/11/24 .. 50,734 47,291
6574582.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,805 3,461
6574672.SQ.FTS.B, Zero Cpn, 10/12/24 .. 8,821 8,257
6575174.SQ.FTS.B, Zero Cpn, 10/12/24 .. 5,573 5,099
6575263.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,533 4,189
6575291.SQ.FTS.B, Zero Cpn, 10/12/24 .. 93,984 87,429
6576291.SQ.FTS.B, Zero Cpn, 10/12/24 .. 63,633 59,365
6576916.SQ.FTS.B, Zero Cpn, 10/12/24 .. 16,256 15,172
6577200.SQ.FTS.B, Zero Cpn, 10/12/24 .. 6,012 5,538
6577258.SQ.FTS.B, Zero Cpn, 10/12/24 .. 16,708 15,637
6577445.SQ.FTS.B, Zero Cpn, 10/12/24 .. 454 420
6577450.SQ.FTS.B, Zero Cpn, 10/12/24 .. 15,293 13,986
6577574.SQ.FTS.B, Zero Cpn, 10/12/24 .. 6,376 5,925
6577689.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,306 1,208
6577708.SQ.FTS.B, Zero Cpn, 10/12/24 .. 7,137 6,714
6577778.SQ.FTS.B, Zero Cpn, 10/12/24 .. 11,644 10,923
6577886.SQ.FTS.B, Zero Cpn, 10/12/24 .. 5,978 5,588
6577941.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,159 1,076
6577950.SQ.FTS.B, Zero Cpn, 10/12/24 .. 10,810 10,073
6578011.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,087 1,964
6578017.SQ.FTS.B, Zero Cpn, 10/12/24 .. 8,924 8,322
6579828.SQ.FTS.B, Zero Cpn, 10/13/24 .. 9,897 9,278
6579993.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,206 4,792
6580056.SQ.FTS.B, Zero Cpn, 10/13/24 .. 7,535 6,974
6580156.SQ.FTS.B, Zero Cpn, 10/13/24 .. 12,006 11,039
6580331.SQ.FTS.B, Zero Cpn, 10/13/24 .. 7,620 7,023
6580517.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,435 5,065
6580594.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,580 5,154
6580695.SQ.FTS.B, Zero Cpn, 10/13/24 .. 27,491 25,770
6581129.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,546 5,190
6581222.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,189 1,093
6581234.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,131 1,051
6581252.SQ.FTS.B, Zero Cpn, 10/13/24 .. 7,426 6,879
Description
Principal
Amount Value
Block, Inc. (continued)
6581382.SQ.FTS.B, Zero Cpn, 10/13/24 .. $ 6,711 $ 6,273
6581418.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,492 5,016
6581507.SQ.FTS.B, Zero Cpn, 10/13/24 .. 7,146 6,582
6581595.SQ.FTS.B, Zero Cpn, 10/13/24 .. 32,990 30,535
6581927.SQ.FTS.B, Zero Cpn, 10/13/24 .. 10,335 9,686
6582053.SQ.FTS.B, Zero Cpn, 10/13/24 .. 38,612 36,198
6582526.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,414 3,119
6582550.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,097 1,899
6582560.SQ.FTS.B, Zero Cpn, 10/13/24 .. 5,688 5,270
6582618.SQ.FTS.B, Zero Cpn, 10/13/24 .. 7,189 6,679
6582645.SQ.FTS.B, Zero Cpn, 10/13/24 .. 3,365 3,099
6582657.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,010 923
6582678.SQ.FTS.B, Zero Cpn, 10/13/24 .. 827 770
6582691.SQ.FTS.B, Zero Cpn, 10/13/24 .. 83,243 77,159
6583415.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,205 6,638
6583567.SQ.FTS.B, Zero Cpn, 10/14/24 .. 27,354 25,557
6584019.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,131 3,810
6584142.SQ.FTS.B, Zero Cpn, 10/14/24 .. 880 807
6584163.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,325 3,065
6584205.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,571 1,447
6584221.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,791 7,291
6584335.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,349 1,245
6584354.SQ.FTS.B, Zero Cpn, 10/14/24 .. 17,760 16,633
6584551.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,310 2,139
6584584.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,719 3,430
6584614.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,554 5,174
6584701.SQ.FTS.B, Zero Cpn, 10/14/24 .. 25,477 23,593
6584979.SQ.FTS.B, Zero Cpn, 10/14/24 .. 33,113 30,846
6585355.SQ.FTS.B, Zero Cpn, 10/14/24 .. 8,808 8,256
6585396.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,993 2,772
6585418.SQ.FTS.B, Zero Cpn, 10/14/24 .. 16,817 15,677
6585683.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,637 7,146
6585824.SQ.FTS.B, Zero Cpn, 10/14/24 .. 3,050 2,833
6585859.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,572 4,260
6585907.SQ.FTS.B, Zero Cpn, 10/14/24 .. 1,841 1,679
6585939.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,745 2,565
6585989.SQ.FTS.B, Zero Cpn, 10/14/24 .. 95,900 89,344
6586582.SQ.FTS.B, Zero Cpn, 10/15/24 .. 4,800 4,473
6586640.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,263 2,092
6586659.SQ.FTS.B, Zero Cpn, 10/15/24 .. 3,706 3,433
6586692.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,696 2,505
6586702.SQ.FTS.B, Zero Cpn, 10/15/24 .. 16,825 15,583
6586838.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,534 5,177
6586889.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,476 1,379
6586899.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,085 4,704
6586939.SQ.FTS.B, Zero Cpn, 10/15/24 .. 2,565 2,371
6586950.SQ.FTS.B, Zero Cpn, 10/15/24 .. 15,738 14,662
6587060.SQ.FTS.B, Zero Cpn, 10/15/24 .. 12,587 11,781
6587169.SQ.FTS.B, Zero Cpn, 10/15/24 .. 11,987 11,142
6587248.SQ.FTS.B, Zero Cpn, 10/15/24 .. 1,133 1,031
6587255.SQ.FTS.B, Zero Cpn, 10/15/24 .. 5,331 4,924
6587293.SQ.FTS.B, Zero Cpn, 10/16/24 .. 11,826 10,868
6587383.SQ.FTS.B, Zero Cpn, 10/16/24 .. 986 901
6587392.SQ.FTS.B, Zero Cpn, 10/16/24 .. 747 690
6587400.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,245 1,138
6587407.SQ.FTS.B, Zero Cpn, 10/16/24 .. 6,716 6,161
6587454.SQ.FTS.B, Zero Cpn, 10/16/24 .. 8,177 7,480
6587513.SQ.FTS.B, Zero Cpn, 10/16/24 .. 5,512 5,156

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6587551.SQ.FTS.B, Zero Cpn, 10/16/24 .. $ 11,673 $ 10,840
6587639.SQ.FTS.B, Zero Cpn, 10/16/24 .. 25,188 23,455
6587829.SQ.FTS.B, Zero Cpn, 10/16/24 .. 3,570 3,298
6587857.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,618 1,498
6587871.SQ.FTS.B, Zero Cpn, 10/16/24 .. 4,301 3,943
6587905.SQ.FTS.B, Zero Cpn, 10/16/24 .. 5,704 5,318
6587941.SQ.FTS.B, Zero Cpn, 10/16/24 .. 3,441 3,171
6588177.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,697 3,456
6588201.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,052 960
6588213.SQ.FTS.B, Zero Cpn, 10/17/24 .. 775 716
6588219.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,621 3,335
6588282.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,705 1,569
6588322.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,568 1,451
6588338.SQ.FTS.B, Zero Cpn, 10/17/24 .. 14,079 13,013
6588601.SQ.FTS.B, Zero Cpn, 10/17/24 .. 16,647 15,576
6588929.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,109 1,040
6588941.SQ.FTS.B, Zero Cpn, 10/17/24 .. 22,629 20,938
6589164.SQ.FTS.B, Zero Cpn, 10/17/24 .. 16,458 15,374
6589334.SQ.FTS.B, Zero Cpn, 10/17/24 .. 24,128 22,480
6589629.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,199 3,853
6589674.SQ.FTS.B, Zero Cpn, 10/17/24 .. 28,928 27,066
6589887.SQ.FTS.B, Zero Cpn, 10/17/24 .. 45,726 42,478
6590265.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,127 5,661
6590308.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,336 1,231
6590318.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,288 10,444
6590389.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,854 3,578
6590435.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,262 1,153
6590442.SQ.FTS.B, Zero Cpn, 10/17/24 .. 12,103 11,126
6590561.SQ.FTS.B, Zero Cpn, 10/17/24 .. 15,137 13,910
6590671.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,766 10,825
6590770.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,263 10,435
6590844.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,119 3,770
6590879.SQ.FTS.B, Zero Cpn, 10/17/24 .. 46,927 43,578
6591240.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,537 1,437
6591265.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,396 2,200
6591293.SQ.FTS.B, Zero Cpn, 10/17/24 .. 5,136 4,736
6591343.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,997 2,778
6591376.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,839 10,912
6591440.SQ.FTS.B, Zero Cpn, 10/18/24 .. 7,566 7,009
6591580.SQ.FTS.B, Zero Cpn, 10/18/24 .. 11,478 10,692
6591733.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,162 2,890
6591780.SQ.FTS.B, Zero Cpn, 10/18/24 .. 12,081 11,302
6591946.SQ.FTS.B, Zero Cpn, 10/18/24 .. 19,044 17,819
6592252.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,249 1,164
6592268.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,146 1,059
6592285.SQ.FTS.B, Zero Cpn, 10/18/24 .. 28,124 25,941
6592595.SQ.FTS.B, Zero Cpn, 10/18/24 .. 13,927 12,866
6592742.SQ.FTS.B, Zero Cpn, 10/18/24 .. 9,482 8,731
6592821.SQ.FTS.B, Zero Cpn, 10/18/24 .. 28,562 26,515
6593140.SQ.FTS.B, Zero Cpn, 10/18/24 .. 6,101 5,636
6593169.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,066 982
6593179.SQ.FTS.B, Zero Cpn, 10/18/24 .. 14,732 13,502
6593307.SQ.FTS.B, Zero Cpn, 10/18/24 .. 27,852 25,987
6593557.SQ.FTS.B, Zero Cpn, 10/18/24 .. 94,248 88,169
6594291.SQ.FTS.B, Zero Cpn, 10/18/24 .. 10,613 9,713
6594349.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,397 3,115
6594369.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,228 2,088
6594381.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,546 3,247
Description
Principal
Amount Value
Block, Inc. (continued)
6594394.SQ.FTS.B, Zero Cpn, 10/18/24 .. $ 14,892 $ 13,799
6594512.SQ.FTS.B, Zero Cpn, 10/18/24 .. 21,788 20,385
6594525.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,959 1,790
6594588.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,825 3,577
6594650.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,396 3,145
6594726.SQ.FTS.B, Zero Cpn, 10/19/24 .. 11,003 10,249
6594855.SQ.FTS.B, Zero Cpn, 10/19/24 .. 26,239 24,152
6595284.SQ.FTS.B, Zero Cpn, 10/19/24 .. 8,913 8,207
6595407.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,374 1,276
6595434.SQ.FTS.B, Zero Cpn, 10/19/24 .. 998 926
6595445.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,366 2,211
6595480.SQ.FTS.B, Zero Cpn, 10/19/24 .. 17,097 15,838
6595631.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,258 2,084
6595647.SQ.FTS.B, Zero Cpn, 10/19/24 .. 4,486 4,146
6595699.SQ.FTS.B, Zero Cpn, 10/19/24 .. 14,081 13,185
6595866.SQ.FTS.B, Zero Cpn, 10/19/24 .. 5,272 4,871
6595929.SQ.FTS.B, Zero Cpn, 10/19/24 .. 7,303 6,749
6596012.SQ.FTS.B, Zero Cpn, 10/19/24 .. 811 754
6596021.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,437 3,184
6596053.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,424 1,311
6596074.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,074 2,831
6596096.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,897 3,630
6596107.SQ.FTS.B, Zero Cpn, 10/19/24 .. 6,635 6,185
6596159.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,009 1,839
6596176.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,623 2,423
6596218.SQ.FTS.B, Zero Cpn, 10/19/24 .. 79,477 74,025
6596797.SQ.FTS.B, Zero Cpn, 10/19/24 .. 22,628 21,172
6596989.SQ.FTS.B, Zero Cpn, 10/19/24 .. 568 528
6596999.SQ.FTS.B, Zero Cpn, 10/19/24 .. 5,971 5,507
6597055.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,402 3,157
6597081.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,305 1,215
6597102.SQ.FTS.B, Zero Cpn, 10/19/24 .. 799 731
6597108.SQ.FTS.B, Zero Cpn, 10/19/24 .. 11,866 10,980
6598676.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,879 2,652
6598755.SQ.FTS.B, Zero Cpn, 10/20/24 .. 754 697
6598771.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,228 3,007
6598822.SQ.FTS.B, Zero Cpn, 10/20/24 .. 5,967 5,513
6598899.SQ.FTS.B, Zero Cpn, 10/20/24 .. 9,376 8,658
6599059.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,782 2,552
6599139.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,416 1,306
6599158.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,852 3,576
6599296.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,219 2,049
6599318.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,635 6,204
6599432.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,025 955
6599454.SQ.FTS.B, Zero Cpn, 10/20/24 .. 11,385 10,607
6599686.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,626 3,390
6599731.SQ.FTS.B, Zero Cpn, 10/20/24 .. 33,762 31,110
6600248.SQ.FTS.B, Zero Cpn, 10/20/24 .. 33,135 30,504
6600579.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,154 2,894
6600609.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,647 4,279
6600642.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,336 1,235
6600675.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,197 2,000
6600732.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,256 2,110
6600754.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,579 3,322
6600797.SQ.FTS.B, Zero Cpn, 10/20/24 .. 9,205 8,575
6600882.SQ.FTS.B, Zero Cpn, 10/20/24 .. 13,344 12,435
6601025.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,531 4,230
6601067.SQ.FTS.B, Zero Cpn, 10/20/24 .. 15,328 14,115

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6601167.SQ.FTS.B, Zero Cpn, 10/20/24 .. $ 36,904 $ 34,471
6601613.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,778 3,489
6601639.SQ.FTS.B, Zero Cpn, 10/20/24 .. 4,506 4,198
6601677.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,811 6,345
6601735.SQ.FTS.B, Zero Cpn, 10/20/24 .. 5,977 5,569
6601754.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,879 1,750
6601795.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,840 4,422
6601829.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,256 3,949
6601863.SQ.FTS.B, Zero Cpn, 10/21/24 .. 42,165 39,269
6602383.SQ.FTS.B, Zero Cpn, 10/21/24 .. 14,138 13,219
6602634.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,714 4,317
6602676.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,497 2,269
6602728.SQ.FTS.B, Zero Cpn, 10/21/24 .. 739 683
6602747.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,897 4,560
6602803.SQ.FTS.B, Zero Cpn, 10/21/24 .. 10,784 9,983
6602942.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,198 1,103
6602960.SQ.FTS.B, Zero Cpn, 10/21/24 .. 10,738 9,854
6603091.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,797 5,361
6603177.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,545 1,438
6603190.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,642 1,498
6603202.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,360 1,267
6603224.SQ.FTS.B, Zero Cpn, 10/21/24 .. 7,128 6,565
6603315.SQ.FTS.B, Zero Cpn, 10/21/24 .. 6,267 5,795
6603347.SQ.FTS.B, Zero Cpn, 10/21/24 .. 8,446 7,897
6603465.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,119 1,941
6603476.SQ.FTS.B, Zero Cpn, 10/21/24 .. 8,012 7,492
6603580.SQ.FTS.B, Zero Cpn, 10/21/24 .. 18,042 16,869
6603782.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,783 2,573
6603824.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,671 1,533
6603848.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,853 4,475
6603884.SQ.FTS.B, Zero Cpn, 10/21/24 .. 9,413 8,801
6603985.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,367 1,264
6604005.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,438 3,203
6604042.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,322 3,105
6604049.SQ.FTS.B, Zero Cpn, 10/21/24 .. 14,364 13,411
6604286.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,241 1,158
6604310.SQ.FTS.B, Zero Cpn, 10/21/24 .. 6,407 5,847
6604381.SQ.FTS.B, Zero Cpn, 10/22/24 .. 5,792 5,279
6604427.SQ.FTS.B, Zero Cpn, 10/22/24 .. 3,302 3,055
6604438.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,759 1,632
6604448.SQ.FTS.B, Zero Cpn, 10/22/24 .. 6,468 6,022
6604504.SQ.FTS.B, Zero Cpn, 10/22/24 .. 908 848
6604509.SQ.FTS.B, Zero Cpn, 10/22/24 .. 3,078 2,842
6604527.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,379 2,196
6604538.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,944 1,773
6604547.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,464 1,336
6604559.SQ.FTS.B, Zero Cpn, 10/22/24 .. 906 826
6604565.SQ.FTS.B, Zero Cpn, 10/22/24 .. 3,433 3,186
6604591.SQ.FTS.B, Zero Cpn, 10/22/24 .. 5,898 5,524
6604631.SQ.FTS.B, Zero Cpn, 10/22/24 .. 35,944 33,471
6604837.SQ.FTS.B, Zero Cpn, 10/22/24 .. 5,575 5,175
6604872.SQ.FTS.B, Zero Cpn, 10/22/24 .. 8,348 7,688
6604938.SQ.FTS.B, Zero Cpn, 10/23/24 .. 3,918 3,626
6604965.SQ.FTS.B, Zero Cpn, 10/23/24 .. 22,930 21,221
6605116.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,589 1,453
6605126.SQ.FTS.B, Zero Cpn, 10/23/24 .. 12,149 11,107
6605199.SQ.FTS.B, Zero Cpn, 10/23/24 .. 2,898 2,709
6605212.SQ.FTS.B, Zero Cpn, 10/23/24 .. 21,723 19,936
Description
Principal
Amount Value
Block, Inc. (continued)
6605316.SQ.FTS.B, Zero Cpn, 10/23/24 .. $ 12,206 $ 11,412
6605376.SQ.FTS.B, Zero Cpn, 10/23/24 .. 6,766 6,326
6605415.SQ.FTS.B, Zero Cpn, 10/23/24 .. 3,290 3,029
6605433.SQ.FTS.B, Zero Cpn, 10/23/24 .. 5,760 5,285
6605594.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,889 2,672
6605651.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,699 3,383
6605723.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,044 954
6605742.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,170 1,081
6605771.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,528 4,234
6605873.SQ.FTS.B, Zero Cpn, 10/24/24 .. 39,930 37,058
6606495.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,812 2,628
6606538.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,435 4,061
6606586.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,743 1,599
6606635.SQ.FTS.B, Zero Cpn, 10/24/24 .. 33,799 31,472
6607019.SQ.FTS.B, Zero Cpn, 10/24/24 .. 11,415 10,594
6607146.SQ.FTS.B, Zero Cpn, 10/24/24 .. 11,174 10,330
6607275.SQ.FTS.B, Zero Cpn, 10/24/24 .. 5,897 5,514
6607305.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,635 1,527
6607321.SQ.FTS.B, Zero Cpn, 10/24/24 .. 6,234 5,781
6607373.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,359 3,117
6607401.SQ.FTS.B, Zero Cpn, 10/24/24 .. 29,775 27,489
6607632.SQ.FTS.B, Zero Cpn, 10/24/24 .. 30,440 27,986
6607852.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,813 4,467
6607860.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,983 7,369
6607903.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,354 6,876
6607977.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,297 2,124
6608000.SQ.FTS.B, Zero Cpn, 10/24/24 .. 35,164 32,545
6608190.SQ.FTS.B, Zero Cpn, 10/24/24 .. 5,505 5,108
6608224.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,801 7,264
6608297.SQ.FTS.B, Zero Cpn, 10/24/24 .. 16,578 15,204
6608389.SQ.FTS.B, Zero Cpn, 10/24/24 .. 6,466 5,970
6608420.SQ.FTS.B, Zero Cpn, 10/24/24 .. 14,989 13,751
6608464.SQ.FTS.B, Zero Cpn, 10/24/24 .. 52,230 48,348
6608746.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,652 3,340
6608828.SQ.FTS.B, Zero Cpn, 10/25/24 .. 51,102 47,583
6609525.SQ.FTS.B, Zero Cpn, 10/25/24 .. 6,349 5,924
6609650.SQ.FTS.B, Zero Cpn, 10/25/24 .. 6,443 5,948
6609737.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,776 3,530
6609775.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,051 1,903
6609785.SQ.FTS.B, Zero Cpn, 10/25/24 .. 15,919 14,731
6609985.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,708 1,590
6609998.SQ.FTS.B, Zero Cpn, 10/25/24 .. 12,587 11,768
6610108.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,010 1,834
6610119.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,543 4,230
6610150.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,712 2,481
6610173.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,670 5,301
6610210.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,297 2,121
6610214.SQ.FTS.B, Zero Cpn, 10/25/24 .. 20,788 19,190
6610450.SQ.FTS.B, Zero Cpn, 10/25/24 .. 10,767 9,913
6610640.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,717 3,403
6610657.SQ.FTS.B, Zero Cpn, 10/25/24 .. 14,402 13,464
6610806.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,155 2,014
6610843.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,778 5,301
6610856.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,407 5,004
6610883.SQ.FTS.B, Zero Cpn, 10/25/24 .. 14,572 13,623
6610999.SQ.FTS.B, Zero Cpn, 10/25/24 .. 23,927 22,369
6611194.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,140 7,527
6611284.SQ.FTS.B, Zero Cpn, 10/25/24 .. 9,242 8,640

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6611358.SQ.FTS.B, Zero Cpn, 10/25/24 .. $ 6,760 $ 6,181
6611457.SQ.FTS.B, Zero Cpn, 10/25/24 .. 15,329 14,311
6611585.SQ.FTS.B, Zero Cpn, 10/25/24 .. 7,611 6,944
3210332.SQ.FTS.B, Zero Cpn, 3/18/32 ... 4,369 –
3212181.SQ.FTS.B, Zero Cpn, 3/18/32 ... 380 –
3232249.SQ.FTS.B, Zero Cpn, 3/25/32 ... 828 –
3233993.SQ.FTS.B, Zero Cpn, 3/26/32 ... 428 –
3234758.SQ.FTS.B, Zero Cpn, 3/28/32 ... 637 –
3238373.SQ.FTS.B, Zero Cpn, 3/29/32 ... 870 –
3255010.SQ.FTS.B, Zero Cpn, 4/07/32 ... 1,659 –
3260194.SQ.FTS.B, Zero Cpn, 4/09/32 ... 204 –
3297660.SQ.FTS.B, Zero Cpn, 4/24/32 ... 556 –
3311752.SQ.FTS.B, Zero Cpn, 4/30/32 ... 252 –
3320535.SQ.FTS.B, Zero Cpn, 5/05/32 ... 13,177 –
3336181.SQ.FTS.B, Zero Cpn, 5/12/32 ... 7,935 4
3336690.SQ.FTS.B, Zero Cpn, 5/12/32 ... 486 –
3344944.SQ.FTS.B, Zero Cpn, 5/17/32 ... 877 2
3361155.SQ.FTS.B, Zero Cpn, 5/19/32 ... 1,466 1
3365511.SQ.FTS.B, Zero Cpn, 5/20/32 ... 243 –
3366564.SQ.FTS.B, Zero Cpn, 5/20/32 ... 120 –
3371556.SQ.FTS.B, Zero Cpn, 5/23/32 ... 698 1
3401486.SQ.FTS.B, Zero Cpn, 6/02/32 ... 263 –
3407926.SQ.FTS.B, Zero Cpn, 6/03/32 ... 1,511 2
3411766.SQ.FTS.B, Zero Cpn, 6/04/32 ... 5,695 18
3414237.SQ.FTS.B, Zero Cpn, 6/05/32 ... 2,276 8
3415734.SQ.FTS.B, Zero Cpn, 6/07/32 ... 4,366 10
3419699.SQ.FTS.B, Zero Cpn, 6/08/32 ... 10,480 39
3425756.SQ.FTS.B, Zero Cpn, 6/10/32 ... 1,231 4
3428606.SQ.FTS.B, Zero Cpn, 6/11/32 ... 2,118 9
3432767.SQ.FTS.B, Zero Cpn, 6/14/32 ... 1,841 4
3433089.SQ.FTS.B, Zero Cpn, 6/14/32 ... 396 1
3434383.SQ.FTS.B, Zero Cpn, 6/14/32 ... 11,741 25
3435958.SQ.FTS.B, Zero Cpn, 6/15/32 ... 2,155 8
3436460.SQ.FTS.B, Zero Cpn, 6/15/32 ... 585 3
3436486.SQ.FTS.B, Zero Cpn, 6/15/32 ... 376 2
3437194.SQ.FTS.B, Zero Cpn, 6/15/32 ... 1,490 7
3437850.SQ.FTS.B, Zero Cpn, 6/16/32 ... 4,084 18
3452149.SQ.FTS.B, Zero Cpn, 6/21/32 ... 969 5
3463095.SQ.FTS.B, Zero Cpn, 6/23/32 ... 11,405 79
3472489.SQ.FTS.B, Zero Cpn, 6/26/32 ... 2,604 6
3487584.SQ.FTS.B, Zero Cpn, 6/30/32 ... 2,184 17
3510070.SQ.FTS.B, Zero Cpn, 7/06/32 ... 25,800 176
3513483.SQ.FTS.B, Zero Cpn, 7/07/32 ... 4,792 26
3516078.SQ.FTS.B, Zero Cpn, 7/08/32 ... 8,033 62
3521469.SQ.FTS.B, Zero Cpn, 7/08/32 ... 3,422 32
3559884.SQ.FTS.B, Zero Cpn, 7/19/32 ... 616 4
3566831.SQ.FTS.B, Zero Cpn, 7/20/32 ... 2,799 25
3572652.SQ.FTS.B, Zero Cpn, 7/21/32 ... 758 12
3573904.SQ.FTS.B, Zero Cpn, 7/21/32 ... 2,469 24
3612013.SQ.FTS.B, Zero Cpn, 7/29/32 ... 3,513 42
3612313.SQ.FTS.B, Zero Cpn, 7/30/32 ... 3,994 32
3616837.SQ.FTS.B, Zero Cpn, 8/01/32 ... 1,256 6
3622745.SQ.FTS.B, Zero Cpn, 8/03/32 ... 5,722 72
3629212.SQ.FTS.B, Zero Cpn, 8/05/32 ... 316 3
3631012.SQ.FTS.B, Zero Cpn, 8/07/32 ... 702 6
3693768.SQ.FTS.B, Zero Cpn, 8/20/32 ... 1,735 34
3700150.SQ.FTS.B, Zero Cpn, 8/22/32 ... 3,008 37
3760407.SQ.FTS.B, Zero Cpn, 9/01/32 ... 3,543 46
Description
Principal
Amount Value
Block, Inc. (continued)
3820662.SQ.FTS.B, Zero Cpn, 9/07/32 ... $ 734 $ 15
3842781.SQ.FTS.B, Zero Cpn, 9/11/32 ... 10,067 89
3849054.SQ.FTS.B, Zero Cpn, 9/12/32 ... 679 12
3849313.SQ.FTS.B, Zero Cpn, 9/12/32 ... 204 4
3849333.SQ.FTS.B, Zero Cpn, 9/12/32 ... 8,085 113
3869455.SQ.FTS.B, Zero Cpn, 9/17/32 ... 7,514 152
3877914.SQ.FTS.B, Zero Cpn, 9/18/32 ... 1,608 43
3908447.SQ.FTS.B, Zero Cpn, 9/24/32 ... 608 19
3944713.SQ.FTS.B, Zero Cpn, 9/30/32 ... 16,717 361
3948363.SQ.FTS.B, Zero Cpn, 9/30/32 ... 386 9
3953673.SQ.FTS.B, Zero Cpn, 9/30/32 ... 673 16
3953788.SQ.FTS.B, Zero Cpn, 9/30/32 ... 6,116 164
3988483.SQ.FTS.B, Zero Cpn, 10/06/32 .. 6,804 132
3995187.SQ.FTS.B, Zero Cpn, 10/07/32 .. 966 36
4006108.SQ.FTS.B, Zero Cpn, 10/08/32 .. 3,609 123
4012864.SQ.FTS.B, Zero Cpn, 10/08/32 .. 422 5
4027848.SQ.FTS.B, Zero Cpn, 10/13/32 .. 13,882 507
4030312.SQ.FTS.B, Zero Cpn, 10/13/32 .. 596 14
4039216.SQ.FTS.B, Zero Cpn, 10/15/32 .. 645 13
4042564.SQ.FTS.B, Zero Cpn, 10/15/32 .. 379 5
4044447.SQ.FTS.B, Zero Cpn, 10/16/32 .. 14,344 356
4049053.SQ.FTS.B, Zero Cpn, 10/18/32 .. 3,993 86
4077814.SQ.FTS.B, Zero Cpn, 10/23/32 .. 2,357 86
4079086.SQ.FTS.B, Zero Cpn, 10/23/32 .. 3,779 100
4079838.SQ.FTS.B, Zero Cpn, 10/23/32 .. 6,825 267
4080547.SQ.FTS.B, Zero Cpn, 10/24/32 .. 1,952 25
4095538.SQ.FTS.B, Zero Cpn, 10/28/32 .. 3,487 139
4125734.SQ.FTS.B, Zero Cpn, 11/05/32 .. 4,285 84
4138127.SQ.FTS.B, Zero Cpn, 11/09/32 .. 2,987 152
4142060.SQ.FTS.B, Zero Cpn, 11/10/32 .. 1,222 61
4147030.SQ.FTS.B, Zero Cpn, 11/11/32 .. 346 6
4163065.SQ.FTS.B, Zero Cpn, 11/14/32 .. 1,168 63
4171680.SQ.FTS.B, Zero Cpn, 11/17/32 .. 3,222 190
4171907.SQ.FTS.B, Zero Cpn, 11/17/32 .. 4,783 248
4186988.SQ.FTS.B, Zero Cpn, 11/20/32 .. 375 17
4189414.SQ.FTS.B, Zero Cpn, 11/20/32 .. 259 8
4197129.SQ.FTS.B, Zero Cpn, 11/21/32 .. 38 1
4199800.SQ.FTS.B, Zero Cpn, 11/22/32 .. 23 1
4200379.SQ.FTS.B, Zero Cpn, 11/23/32 .. 1,103 32
4207561.SQ.FTS.B, Zero Cpn, 11/25/32 .. 1,742 74
4229796.SQ.FTS.B, Zero Cpn, 11/27/32 .. 2,213 57
4236597.SQ.FTS.B, Zero Cpn, 11/30/32 .. 6,208 231
4246370.SQ.FTS.B, Zero Cpn, 12/02/32 .. 11,311 650
4267608.SQ.FTS.B, Zero Cpn, 12/04/32 .. 4,641 322
4271659.SQ.FTS.B, Zero Cpn, 12/04/32 .. 970 30
4280865.SQ.FTS.B, Zero Cpn, 12/07/32 .. 7,991 380
4309215.SQ.FTS.B, Zero Cpn, 12/10/32 .. 2,829 104
4309887.SQ.FTS.B, Zero Cpn, 12/10/32 .. 3,248 245
4314394.SQ.FTS.B, Zero Cpn, 12/11/32 .. 4,763 316
4315019.SQ.FTS.B, Zero Cpn, 12/11/32 .. 1,296 87
4315085.SQ.FTS.B, Zero Cpn, 12/11/32 .. 753 40
4333949.SQ.FTS.B, Zero Cpn, 12/17/32 .. 1,348 68
4342268.SQ.FTS.B, Zero Cpn, 12/20/32 .. 3,769 243
4345972.SQ.FTS.B, Zero Cpn, 12/21/32 .. 2,285 65
4352084.SQ.FTS.B, Zero Cpn, 12/22/32 .. 1,688 116
4352239.SQ.FTS.B, Zero Cpn, 12/22/32 .. 620 54
4383604.SQ.FTS.B, Zero Cpn, 12/30/32 .. 2,916 218
4390373.SQ.FTS.B, Zero Cpn, 1/02/33 ... 527 27

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4390406.SQ.FTS.B, Zero Cpn, 1/02/33 ... $ 950 $ 96
4394687.SQ.FTS.B, Zero Cpn, 1/06/33 ... 867 38
4406025.SQ.FTS.B, Zero Cpn, 1/13/33 ... 1,627 120
4409278.SQ.FTS.B, Zero Cpn, 1/14/33 ... 386 23
4413064.SQ.FTS.B, Zero Cpn, 1/15/33 ... 980 112
4413957.SQ.FTS.B, Zero Cpn, 1/16/33 ... 356 17
4430691.SQ.FTS.B, Zero Cpn, 1/22/33 ... 968 77
4431496.SQ.FTS.B, Zero Cpn, 1/22/33 ... 432 29
4434260.SQ.FTS.B, Zero Cpn, 1/24/33 ... 455 46
4438299.SQ.FTS.B, Zero Cpn, 1/27/33 ... 2,530 197
4438563.SQ.FTS.B, Zero Cpn, 1/27/33 ... 14,155 1,325
4450419.SQ.FTS.B, Zero Cpn, 2/02/33 ... 4,134 371
4452962.SQ.FTS.B, Zero Cpn, 2/03/33 ... 8,915 994
4455128.SQ.FTS.B, Zero Cpn, 2/04/33 ... 2,253 209
4457642.SQ.FTS.B, Zero Cpn, 2/05/33 ... 3,469 331
4463189.SQ.FTS.B, Zero Cpn, 2/09/33 ... 2,140 117
4463847.SQ.FTS.B, Zero Cpn, 2/09/33 ... 556 43
4465207.SQ.FTS.B, Zero Cpn, 2/10/33 ... 3,432 233
4468040.SQ.FTS.B, Zero Cpn, 2/11/33 ... 288 29
4469186.SQ.FTS.B, Zero Cpn, 2/12/33 ... 1,905 192
4475919.SQ.FTS.B, Zero Cpn, 2/16/33 ... 488 60
4481855.SQ.FTS.B, Zero Cpn, 2/19/33 ... 1,079 114
4481874.SQ.FTS.B, Zero Cpn, 2/19/33 ... 1,551 232
4483852.SQ.FTS.B, Zero Cpn, 2/19/33 ... 12,274 1,344
4484475.SQ.FTS.B, Zero Cpn, 2/20/33 ... 3,439 342
4484542.SQ.FTS.B, Zero Cpn, 2/20/33 ... 6,016 598
4488928.SQ.FTS.B, Zero Cpn, 2/23/33 ... 703 50
4488941.SQ.FTS.B, Zero Cpn, 2/23/33 ... 1,139 103
4489974.SQ.FTS.B, Zero Cpn, 2/24/33 ... 4,041 445
4499783.SQ.FTS.B, Zero Cpn, 2/28/33 ... 2,186 358
4508723.SQ.FTS.B, Zero Cpn, 3/02/33 ... 6,372 1,044
4510936.SQ.FTS.B, Zero Cpn, 3/03/33 ... 4,640 705
4513287.SQ.FTS.B, Zero Cpn, 3/04/33 ... 12,361 1,859
4514072.SQ.FTS.B, Zero Cpn, 3/05/33 ... 1,866 309
4516974.SQ.FTS.B, Zero Cpn, 3/07/33 ... 88 12
4519611.SQ.FTS.B, Zero Cpn, 3/08/33 ... 12,933 1,573
4532062.SQ.FTS.B, Zero Cpn, 3/14/33 ... 3,825 620
4532929.SQ.FTS.B, Zero Cpn, 3/14/33 ... 2,327 431
4534513.SQ.FTS.B, Zero Cpn, 3/15/33 ... 304 32
4535094.SQ.FTS.B, Zero Cpn, 3/15/33 ... 3,360 461
4540937.SQ.FTS.B, Zero Cpn, 3/17/33 ... 6,282 332
4546342.SQ.FTS.B, Zero Cpn, 3/20/33 ... 3,208 174
4548999.SQ.FTS.B, Zero Cpn, 3/21/33 ... 4,823 860
4549725.SQ.FTS.B, Zero Cpn, 3/21/33 ... 3,736 236
4549873.SQ.FTS.B, Zero Cpn, 3/21/33 ... 201 30
4549880.SQ.FTS.B, Zero Cpn, 3/21/33 ... 3,819 208
4549903.SQ.FTS.B, Zero Cpn, 3/21/33 ... 876 128
4550163.SQ.FTS.B, Zero Cpn, 3/21/33 ... 1,397 192
4550265.SQ.FTS.B, Zero Cpn, 3/21/33 ... 545 79
4555245.SQ.FTS.B, Zero Cpn, 3/23/33 ... 7,327 1,527
4556429.SQ.FTS.B, Zero Cpn, 3/23/33 ... 3,512 425
4556489.SQ.FTS.B, Zero Cpn, 3/23/33 ... 4,026 545
4556569.SQ.FTS.B, Zero Cpn, 3/23/33 ... 18,356 3,384
4557410.SQ.FTS.B, Zero Cpn, 3/23/33 ... 5,012 485
4558347.SQ.FTS.B, Zero Cpn, 3/23/33 ... 1,070 146
4561168.SQ.FTS.B, Zero Cpn, 3/24/33 ... 715 40
4561400.SQ.FTS.B, Zero Cpn, 3/25/33 ... 18,791 4,298
4561751.SQ.FTS.B, Zero Cpn, 3/25/33 ... 3,074 172
Description
Principal
Amount Value
Block, Inc. (continued)
4562273.SQ.FTS.B, Zero Cpn, 3/26/33 ... $ 3,405 $ 699
4562746.SQ.FTS.B, Zero Cpn, 3/27/33 ... 743 158
4563389.SQ.FTS.B, Zero Cpn, 3/27/33 ... 3,392 213
4565857.SQ.FTS.B, Zero Cpn, 3/27/33 ... 14,859 2,696
4566912.SQ.FTS.B, Zero Cpn, 3/28/33 ... 3,622 792
4579623.SQ.FTS.B, Zero Cpn, 4/01/33 ... 30,289 5,126
4580785.SQ.FTS.B, Zero Cpn, 4/01/33 ... 822 160
4581333.SQ.FTS.B, Zero Cpn, 4/02/33 ... 3,759 624
4581555.SQ.FTS.B, Zero Cpn, 4/02/33 ... 12,644 2,924
4582331.SQ.FTS.B, Zero Cpn, 4/03/33 ... 5,425 769
4585539.SQ.FTS.B, Zero Cpn, 4/04/33 ... 643 94
4586510.SQ.FTS.B, Zero Cpn, 4/04/33 ... 6,337 900
4589242.SQ.FTS.B, Zero Cpn, 4/05/33 ... 488 52
4600950.SQ.FTS.B, Zero Cpn, 4/07/33 ... 936 64
4601418.SQ.FTS.B, Zero Cpn, 4/08/33 ... 4,582 510
4601908.SQ.FTS.B, Zero Cpn, 4/08/33 ... 835 145
4603785.SQ.FTS.B, Zero Cpn, 4/08/33 ... 2,545 288
4604781.SQ.FTS.B, Zero Cpn, 4/09/33 ... 302 73
4606149.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,129 381
4606526.SQ.FTS.B, Zero Cpn, 4/11/33 ... 462 53
4607817.SQ.FTS.B, Zero Cpn, 4/12/33 ... 768 206
4609191.SQ.FTS.B, Zero Cpn, 4/12/33 ... 3,877 740
4610483.SQ.FTS.B, Zero Cpn, 4/13/33 ... 25,632 6,209
4612864.SQ.FTS.B, Zero Cpn, 4/13/33 ... 831 57
4612909.SQ.FTS.B, Zero Cpn, 4/13/33 ... 12,441 1,939
4618545.SQ.FTS.B, Zero Cpn, 4/14/33 ... 2,720 480
4618572.SQ.FTS.B, Zero Cpn, 4/14/33 ... 927 159
4620208.SQ.FTS.B, Zero Cpn, 4/14/33 ... 2,314 269
4621187.SQ.FTS.B, Zero Cpn, 4/15/33 ... 310 23
4622912.SQ.FTS.B, Zero Cpn, 4/15/33 ... 12,026 2,105
4623698.SQ.FTS.B, Zero Cpn, 4/15/33 ... 4,549 568
4625409.SQ.FTS.B, Zero Cpn, 4/18/33 ... 1,903 334
4626052.SQ.FTS.B, Zero Cpn, 4/18/33 ... 3,539 472
4626904.SQ.FTS.B, Zero Cpn, 4/18/33 ... 4,667 355
4627946.SQ.FTS.B, Zero Cpn, 4/18/33 ... 4,103 1,138
4628916.SQ.FTS.B, Zero Cpn, 4/19/33 ... 1,032 257
4630150.SQ.FTS.B, Zero Cpn, 4/19/33 ... 4,493 894
4630473.SQ.FTS.B, Zero Cpn, 4/19/33 ... 336 74
4631665.SQ.FTS.B, Zero Cpn, 4/20/33 ... 4,254 842
4635804.SQ.FTS.B, Zero Cpn, 4/21/33 ... 353 113
4637259.SQ.FTS.B, Zero Cpn, 4/22/33 ... 146 24
4639123.SQ.FTS.B, Zero Cpn, 4/22/33 ... 1,166 163
4639291.SQ.FTS.B, Zero Cpn, 4/22/33 ... 2,843 778
4639511.SQ.FTS.B, Zero Cpn, 4/22/33 ... 1,924 352
4641955.SQ.FTS.B, Zero Cpn, 4/25/33 ... 13,703 3,122
4645543.SQ.FTS.B, Zero Cpn, 4/26/33 ... 371 93
4645672.SQ.FTS.B, Zero Cpn, 4/26/33 ... 10,185 2,460
4645843.SQ.FTS.B, Zero Cpn, 4/26/33 ... 780 212
4646107.SQ.FTS.B, Zero Cpn, 4/26/33 ... 2,393 719
4646691.SQ.FTS.B, Zero Cpn, 4/26/33 ... 582 145
4650952.SQ.FTS.B, Zero Cpn, 4/28/33 ... 2,708 671
4652170.SQ.FTS.B, Zero Cpn, 4/28/33 ... 3,326 707
4654347.SQ.FTS.B, Zero Cpn, 4/29/33 ... 37 9
4654724.SQ.FTS.B, Zero Cpn, 4/29/33 ... 439 103
4655105.SQ.FTS.B, Zero Cpn, 4/29/33 ... 1,842 376
4656767.SQ.FTS.B, Zero Cpn, 4/30/33 ... 2,269 509
4660577.SQ.FTS.B, Zero Cpn, 5/01/33 ... 5,607 1,336
4660611.SQ.FTS.B, Zero Cpn, 5/01/33 ... 2,800 609

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4662056.SQ.FTS.B, Zero Cpn, 5/02/33 ... $ 40,082 $ 10,141
4664050.SQ.FTS.B, Zero Cpn, 5/02/33 ... 386 124
4665723.SQ.FTS.B, Zero Cpn, 5/03/33 ... 813 84
4668525.SQ.FTS.B, Zero Cpn, 5/04/33 ... 412 39
4669203.SQ.FTS.B, Zero Cpn, 5/04/33 ... 309 30
4669930.SQ.FTS.B, Zero Cpn, 5/04/33 ... 1,076 253
4679063.SQ.FTS.B, Zero Cpn, 5/08/33 ... 2,470 610
4681090.SQ.FTS.B, Zero Cpn, 5/08/33 ... 1,211 338
4682306.SQ.FTS.B, Zero Cpn, 5/08/33 ... 19,587 4,485
4684103.SQ.FTS.B, Zero Cpn, 5/08/33 ... 761 99
4684220.SQ.FTS.B, Zero Cpn, 5/08/33 ... 372 121
4689501.SQ.FTS.B, Zero Cpn, 5/09/33 ... 79 30
4704761.SQ.FTS.B, Zero Cpn, 5/10/33 ... 1,417 289
4706260.SQ.FTS.B, Zero Cpn, 5/10/33 ... 3,411 1,178
4708711.SQ.FTS.B, Zero Cpn, 5/11/33 ... 326 103
4710517.SQ.FTS.B, Zero Cpn, 5/12/33 ... 3,424 1,193
4717011.SQ.FTS.B, Zero Cpn, 5/15/33 ... 8,731 2,365
4717850.SQ.FTS.B, Zero Cpn, 5/15/33 ... 2,133 279
4718203.SQ.FTS.B, Zero Cpn, 5/15/33 ... 61 31
4719485.SQ.FTS.B, Zero Cpn, 5/15/33 ... 1,274 280
4722278.SQ.FTS.B, Zero Cpn, 5/16/33 ... 421 204
4723323.SQ.FTS.B, Zero Cpn, 5/16/33 ... 761 215
4724436.SQ.FTS.B, Zero Cpn, 5/16/33 ... 7,611 2,045
4724687.SQ.FTS.B, Zero Cpn, 5/16/33 ... 2,745 1,077
4728302.SQ.FTS.B, Zero Cpn, 5/17/33 ... 30,610 9,580
4746441.SQ.FTS.B, Zero Cpn, 5/19/33 ... 1,301 560
4750892.SQ.FTS.B, Zero Cpn, 5/21/33 ... 328 227
4761481.SQ.FTS.B, Zero Cpn, 5/23/33 ... 4,254 1,059
4763575.SQ.FTS.B, Zero Cpn, 5/23/33 ... 1,784 480
4773719.SQ.FTS.B, Zero Cpn, 5/24/33 ... 2,129 772
30,701,638
Freedom Financial Asset Management LLC
APP-11694723.FP.FTS.B, 5.99%, 12/17/23 3,636 3,666
APP-11740309.FP.FTS.B, 5.99%, 12/20/23 3,809 3,841
APP-11877787.FP.FTS.B, 5.99%, 1/08/24 . 2,914 2,937
APP-11878440.FP.FTS.B, 5.99%, 1/08/24 . 2,055 2,061
APP-12286984.FP.FTS.B, 5.99%, 1/24/24 . 3,140 3,169
APP-12246415.FP.FTS.B, 5.99%, 1/28/24 . 3,211 3,234
APP-12386826.FP.FTS.B, 23.99%, 2/01/24 5,110 5,135
APP-11693652.FP.FTS.B, 5.99%, 2/05/24 . 5,805 5,851
APP-11929185.FP.FTS.B, 18.49%, 2/20/24 7,979 3,038
APP-11877563.FP.FTS.B, 5.99%, 2/21/24 . 3,379 3,406
APP-11798519.FP.FTS.B, 5.99%, 2/22/24 . 4,602 4,644
APP-12388609.FP.FTS.B, 17.99%, 3/07/24 4,936 4,983
APP-12343461.FP.FTS.B, 5.99%, 3/15/24 . 3,243 3,271
APP-12287371.FP.FTS.B, 5.99%, 3/17/24 . 3,764 3,799
APP-11595183.FP.FTS.B, 5.99%, 3/22/24 . 4,746 4,792
APP-13914145.FP.FTS.B, 5.99%, 4/18/24 . 2,045 2,055
APP-14217946.FP.FTS.B, 5.99%, 5/06/24 . 6,116 6,173
APP-13741737.FP.FTS.B, 5.99%, 5/16/24 . 5,148 5,200
APP-13628198.FP.FTS.B, 5.99%, 5/20/24 . 5,057 5,110
APP-14866497.FP.FTS.B, 5.99%, 5/24/24 . 6,180 6,247
APP-13746596.FP.FTS.B, 5.99%, 5/29/24 . 5,640 5,686
APP-13715084.FP.FTS.B, 17.49%, 5/29/24 4,829 2,906
APP-14939093.FP.FTS.B, 5.99%, 6/01/24 . 4,476 4,518
APP-14129567.FP.FTS.B, 5.99%, 6/10/24 . 5,851 5,910
APP-14038696.FP.FTS.B, 16.49%, 6/10/24 8,767 8,854
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14317523.FP.FTS.B, 17.49%, 6/12/24 $ 4,617 $ 4,657
APP-14689106.FP.FTS.B, 5.99%, 6/15/24 . 6,040 6,096
APP-14190363.FP.FTS.B, 5.99%, 6/16/24 . 5,584 5,644
APP-14178961.FP.FTS.B, 5.99%, 6/17/24 . 4,794 4,838
APP-14184679.FP.FTS.B, 23.99%, 6/17/24 7,614 2,689
APP-14057537.FP.FTS.B, 5.99%, 6/20/24 . 6,427 6,500
APP-14304559.FP.FTS.B, 5.99%, 6/20/24 . 4,700 4,752
APP-14343981.FP.FTS.B, 5.99%, 6/20/24 . 6,145 6,213
APP-15398343.FP.FTS.B, 5.99%, 6/20/24 . 6,981 7,059
APP-15532550.FP.FTS.B, 5.99%, 6/30/24 . 6,722 6,791
APP-15485069.FP.FTS.B, 19.24%, 6/30/24 11,694 2,536
APP-15654646.FP.FTS.B, 19.74%, 7/05/24 7,977 8,026
APP-14867047.FP.FTS.B, 5.99%, 7/08/24 . 6,691 6,756
APP-14918054.FP.FTS.B, 14.99%, 7/08/24 11,164 11,273
APP-15601576.FP.FTS.B, 16.49%, 7/08/24 5,227 5,273
APP-14886138.FP.FTS.B, 5.99%, 7/16/24 . 5,994 6,061
APP-15145416.FP.FTS.B, 5.99%, 7/16/24 . 4,450 4,499
APP-15110089.FP.FTS.B, 5.99%, 7/30/24 . 6,007 6,071
APP-15573525.FP.FTS.B, 23.99%, 8/01/24 11,448 11,464
APP-15556796.FP.FTS.B, 5.99%, 8/05/24 . 5,757 5,816
APP-17023826.FP.FTS.B, 5.99%, 8/06/24 . 6,932 7,006
APP-15420537.FP.FTS.B, 23.99%, 8/12/24 25,353 25,583
APP-15754991.FP.FTS.B, 5.99%, 8/13/24 . 5,430 5,491
APP-15869410.FP.FTS.B, 5.99%, 8/14/24 . 7,668 7,754
APP-16050735.FP.FTS.B, 5.99%, 8/14/24 . 6,390 6,463
APP-16062858.FP.FTS.B, 23.99%, 8/14/24 6,933 6,976
APP-15705062.FP.FTS.B, 5.99%, 8/15/24 . 7,211 7,297
APP-16033053.FP.FTS.B, 5.99%, 8/15/24 . 3,879 3,923
APP-15525886.FP.FTS.B, 13.49%, 8/15/24 8,950 9,075
APP-15705719.FP.FTS.B, 17.74%, 8/20/24 6,730 6,827
APP-15602269.FP.FTS.B, 17.74%, 8/21/24 6,703 6,787
APP-15870402.FP.FTS.B, 5.99%, 8/28/24 . 8,187 8,278
APP-17083152.FP.FTS.B, 5.99%, 9/06/24 . 5,269 5,326
APP-17218556.FP.FTS.B, 5.99%, 9/09/24 . 8,157 8,248
APP-17481705.FP.FTS.B, 15.99%, 9/13/24 9,594 9,677
APP-17098600.FP.FTS.B, 5.99%, 9/14/24 . 10,588 1,308
APP-17230704.FP.FTS.B, 5.99%, 9/23/24 . 6,822 6,911
APP-10830803.FP.FTS.B, 23.49%, 11/30/24 7,428 7,311
APP-11741918.FP.FTS.B, 16.49%, 12/15/24 10,606 10,638
APP-11673054.FP.FTS.B, 18.99%, 12/16/24 7,443 7,445
APP-11740833.FP.FTS.B, 23.99%, 12/22/24 11,367 11,376
APP-11745688.FP.FTS.B, 23.99%, 12/23/24 8,589 1,916
APP-11877979.FP.FTS.B, 7.49%, 1/06/25 . 17,237 17,377
APP-11798664.FP.FTS.B, 17.99%, 1/07/25 5,129 5,128
APP-11942701.FP.FTS.B, 9.49%, 1/08/25 . 24,663 24,867
APP-11729669.FP.FTS.B, 10.74%, 1/08/25 8,902 8,964
APP-11749892.FP.FTS.B, 25.49%, 2/01/25 6,842 6,712
APP-11694772.FP.FTS.B, 11.99%, 2/03/25 10,373 10,453
APP-12331634.FP.FTS.B, 7.74%, 2/04/25 . 10,523 10,608
APP-11751656.FP.FTS.B, 9.74%, 2/05/25 . 11,202 11,295
APP-11878238.FP.FTS.B, 9.74%, 2/11/25 . 8,675 8,752
APP-11912407.FP.FTS.B, 15.99%, 2/15/25 13,991 13,996
APP-11872506.FP.FTS.B, 19.49%, 2/15/25 11,718 11,654
APP-11694780.FP.FTS.B, 18.99%, 2/16/25 7,068 7,074
APP-11934547.FP.FTS.B, 18.49%, 2/21/25 8,123 8,136
APP-11210558.FP.FTS.B, 11.49%, 2/22/25 8,057 8,139
APP-12271842.FP.FTS.B, 11.99%, 3/07/25 9,607 9,677
APP-11767452.FP.FTS.B, 13.49%, 3/08/25 10,427 10,491

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12399141.FP.FTS.B, 25.49%, 3/08/25 $ 7,574 $ 2,746
APP-12418924.FP.FTS.B, 7.74%, 3/15/25 . 7,678 7,752
APP-12050640.FP.FTS.B, 12.24%, 3/15/25 18,992 19,163
APP-12033288.FP.FTS.B, 14.49%, 3/15/25 13,319 13,344
APP-11949006.FP.FTS.B, 9.74%, 3/17/25 . 9,716 9,817
APP-12270565.FP.FTS.B, 16.49%, 3/17/25 20,180 20,012
APP-12351684.FP.FTS.B, 7.49%, 3/18/25 . 12,379 12,505
APP-12270708.FP.FTS.B, 9.49%, 3/20/25 . 15,794 15,968
APP-12420138.FP.FTS.B, 17.99%, 3/20/25 6,799 6,829
APP-12418031.FP.FTS.B, 13.99%, 3/22/25 16,115 16,277
APP-12287521.FP.FTS.B, 16.49%, 3/22/25 9,532 9,579
APP-13752242.FP.FTS.B, 10.09%, 4/01/25 8,046 8,092
APP-13628972.FP.FTS.B, 17.49%, 4/06/25 9,188 1,790
APP-13961297.FP.FTS.B, 17.49%, 4/16/25 5,737 5,769
APP-13951296.FP.FTS.B, 17.24%, 4/26/25 17,869 17,843
APP-14058368.FP.FTS.B, 12.49%, 5/01/25 17,125 17,215
APP-14113024.FP.FTS.B, 11.59%, 5/03/25 8,101 8,172
APP-14094552.FP.FTS.B, 17.74%, 5/03/25 28,864 28,667
APP-14082686.FP.FTS.B, 15.99%, 5/04/25 21,608 2,326
APP-14304933.FP.FTS.B, 14.99%, 5/12/25 8,882 8,897
APP-13745262.FP.FTS.B, 12.84%, 5/16/25 35,124 35,455
APP-13550190.FP.FTS.B, 24.99%, 5/16/25 11,790 11,653
APP-13415402.FP.FTS.B, 19.49%, 5/17/25 11,714 11,620
APP-13512883.FP.FTS.B, 9.84%, 5/20/25 . 28,117 28,460
APP-13608232.FP.FTS.B, 9.84%, 5/20/25 . 15,019 15,187
APP-13608873.FP.FTS.B, 9.84%, 5/20/25 . 3,389 3,395
APP-13060190.FP.FTS.B, 10.24%, 5/20/25 20,237 20,463
APP-13501448.FP.FTS.B, 22.74%, 5/20/25 19,831 2,271
APP-13805924.FP.FTS.B, 24.99%, 5/20/25 11,855 11,747
APP-14987484.FP.FTS.B, 15.99%, 5/22/25 7,900 7,946
APP-14613251.FP.FTS.B, 10.49%, 5/25/25 6,104 6,133
APP-13824334.FP.FTS.B, 22.99%, 5/25/25 10,626 10,565
APP-13938404.FP.FTS.B, 12.24%, 5/26/25 28,256 28,522
APP-13957398.FP.FTS.B, 14.49%, 6/01/25 15,607 15,700
APP-15038181.FP.FTS.B, 25.49%, 6/01/25 8,536 8,329
APP-13768213.FP.FTS.B, 14.49%, 6/03/25 4,729 4,734
APP-13914811.FP.FTS.B, 15.09%, 6/03/25 7,516 7,582
APP-14959860.FP.FTS.B, 19.74%, 6/03/25 38,601 38,263
APP-13821733.FP.FTS.B, 22.99%, 6/03/25 10,570 10,346
APP-13609952.FP.FTS.B, 10.09%, 6/04/25 30,492 30,771
APP-13818738.FP.FTS.B, 10.84%, 6/04/25 32,597 32,953
APP-13848567.FP.FTS.B, 25.49%, 6/04/25 7,759 1,685
APP-14919947.FP.FTS.B, 16.24%, 6/05/25 24,246 24,102
APP-14179362.FP.FTS.B, 17.49%, 6/05/25 7,557 7,605
APP-15039073.FP.FTS.B, 23.49%, 6/05/25 8,235 5,155
APP-14196847.FP.FTS.B, 20.49%, 6/06/25 8,196 4,844
APP-14194688.FP.FTS.B, 25.49%, 6/06/25 3,393 3,309
APP-13901500.FP.FTS.B, 19.49%, 6/07/25 11,257 11,132
APP-13913960.FP.FTS.B, 25.49%, 6/07/25 7,099 6,965
APP-13968504.FP.FTS.B, 19.49%, 6/08/25 11,419 11,299
APP-14166988.FP.FTS.B, 17.49%, 6/09/25 7,496 7,552
APP-14104273.FP.FTS.B, 18.49%, 6/11/25 13,159 13,128
APP-14165903.FP.FTS.B, 19.24%, 6/12/25 37,759 37,462
APP-14337562.FP.FTS.B, 11.24%, 6/13/25 36,471 36,843
APP-14058139.FP.FTS.B, 11.84%, 6/15/25 9,705 9,798
APP-14058182.FP.FTS.B, 18.49%, 6/15/25 5,769 5,790
APP-14134773.FP.FTS.B, 21.99%, 6/15/25 7,705 7,662
APP-14319615.FP.FTS.B, 18.49%, 6/16/25 16,565 16,544
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-13822936.FP.FTS.B, 9.34%, 6/17/25 . $ 21,960 $ 22,220
APP-14057042.FP.FTS.B, 7.84%, 6/18/25 . 14,180 14,315
APP-14176007.FP.FTS.B, 7.84%, 6/18/25 . 18,051 18,264
APP-14182518.FP.FTS.B, 7.84%, 6/18/25 . 15,807 15,993
APP-14189826.FP.FTS.B, 9.34%, 6/18/25 . 21,809 22,072
APP-14107541.FP.FTS.B, 10.09%, 6/18/25 11,725 3,541
APP-14058031.FP.FTS.B, 16.49%, 6/18/25 7,550 7,579
APP-14147815.FP.FTS.B, 19.99%, 6/18/25 10,680 10,542
APP-14145063.FP.FTS.B, 20.49%, 6/18/25 5,602 5,607
APP-14118175.FP.FTS.B, 10.09%, 6/19/25 13,138 13,302
APP-14058272.FP.FTS.B, 12.59%, 6/19/25 20,479 20,723
APP-14181617.FP.FTS.B, 18.49%, 6/19/25 12,044 12,081
APP-14153697.FP.FTS.B, 20.49%, 6/19/25 8,346 1,733
APP-14188793.FP.FTS.B, 25.49%, 6/19/25 6,803 6,739
APP-14194578.FP.FTS.B, 25.49%, 6/19/25 5,969 5,910
APP-14057653.FP.FTS.B, 10.09%, 6/20/25 13,111 13,277
APP-14215775.FP.FTS.B, 16.49%, 6/20/25 14,581 14,731
APP-14192654.FP.FTS.B, 19.49%, 6/20/25 11,796 11,816
APP-14309929.FP.FTS.B, 25.49%, 6/20/25 2,220 2,197
APP-15761876.FP.FTS.B, 18.24%, 6/25/25 13,054 13,146
APP-14318446.FP.FTS.B, 23.49%, 6/25/25 19,380 19,267
APP-14349793.FP.FTS.B, 16.24%, 6/26/25 24,041 24,019
APP-15705647.FP.FTS.B, 18.74%, 6/30/25 12,153 12,117
APP-15602534.FP.FTS.B, 17.24%, 7/02/25 16,307 16,200
APP-15754423.FP.FTS.B, 25.49%, 7/04/25 9,054 8,879
APP-14867025.FP.FTS.B, 8.24%, 7/06/25 . 17,462 17,631
APP-14874396.FP.FTS.B, 11.24%, 7/06/25 37,733 38,094
APP-15716641.FP.FTS.B, 25.49%, 7/06/25 8,154 8,008
APP-14907939.FP.FTS.B, 17.49%, 7/07/25 17,196 16,948
APP-14925295.FP.FTS.B, 10.24%, 7/08/25 28,594 28,880
APP-15017105.FP.FTS.B, 22.49%, 7/11/25 7,808 7,731
APP-14864961.FP.FTS.B, 22.74%, 7/11/25 5,628 5,499
APP-15025145.FP.FTS.B, 25.49%, 7/12/25 8,217 3,045
APP-15033224.FP.FTS.B, 25.49%, 7/12/25 7,134 7,019
APP-15041755.FP.FTS.B, 25.49%, 7/12/25 10,913 1,022
APP-16047052.FP.FTS.B, 20.74%, 7/13/25 32,168 31,961
APP-15043725.FP.FTS.B, 12.74%, 7/15/25 10,699 10,801
APP-14877854.FP.FTS.B, 14.99%, 7/15/25 5,577 5,587
APP-14866721.FP.FTS.B, 17.49%, 7/15/25 6,605 6,594
APP-14887227.FP.FTS.B, 17.49%, 7/15/25 9,319 9,348
APP-14890683.FP.FTS.B, 17.49%, 7/15/25 9,536 9,463
APP-15129611.FP.FTS.B, 10.49%, 7/16/25 9,038 9,140
APP-14867122.FP.FTS.B, 14.99%, 7/16/25 15,460 15,460
APP-14748673.FP.FTS.B, 10.74%, 7/17/25 11,353 11,479
APP-14866669.FP.FTS.B, 17.49%, 7/17/25 10,784 10,777
APP-14522319.FP.FTS.B, 10.24%, 7/20/25 21,468 21,753
APP-14854614.FP.FTS.B, 14.99%, 7/21/25 13,108 13,262
APP-14927595.FP.FTS.B, 14.99%, 7/21/25 4,320 4,329
APP-14909153.FP.FTS.B, 16.74%, 7/21/25 24,880 24,963
APP-14957730.FP.FTS.B, 16.99%, 7/21/25 19,222 19,276
APP-14920948.FP.FTS.B, 10.49%, 7/22/25 15,639 15,816
APP-14987575.FP.FTS.B, 19.99%, 7/22/25 12,276 12,262
APP-15015830.FP.FTS.B, 25.49%, 7/22/25 8,008 7,932
APP-15036503.FP.FTS.B, 25.49%, 7/22/25 11,372 11,264
APP-15010755.FP.FTS.B, 25.49%, 7/23/25 18,370 18,212
APP-15038725.FP.FTS.B, 23.49%, 7/24/25 8,255 8,059
APP-17010427.FP.FTS.B, 8.74%, 7/25/25 . 12,165 12,291
APP-14867189.FP.FTS.B, 17.49%, 7/26/25 12,120 12,200

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15050243.FP.FTS.B, 18.99%, 7/26/25 $ 7,845 $ 7,900
APP-14543407.FP.FTS.B, 10.49%, 7/29/25 15,655 15,805
APP-15143633.FP.FTS.B, 10.49%, 7/30/25 12,006 12,141
APP-17096241.FP.FTS.B, 13.99%, 8/01/25 24,731 24,843
APP-17491589.FP.FTS.B, 11.49%, 8/03/25 22,182 22,359
APP-15593139.FP.FTS.B, 25.49%, 8/04/25 12,282 12,051
APP-16899367.FP.FTS.B, 25.49%, 8/04/25 7,269 7,251
APP-15235015.FP.FTS.B, 8.74%, 8/05/25 . 16,947 17,099
APP-15602610.FP.FTS.B, 16.49%, 8/05/25 8,131 8,116
APP-15739609.FP.FTS.B, 8.74%, 8/07/25 . 22,834 23,073
APP-17496469.FP.FTS.B, 14.99%, 8/10/25 12,593 12,710
APP-15464138.FP.FTS.B, 10.99%, 8/12/25 13,470 13,641
APP-15032228.FP.FTS.B, 23.49%, 8/12/25 8,275 8,161
APP-15537240.FP.FTS.B, 25.49%, 8/12/25 10,413 10,280
APP-15567566.FP.FTS.B, 16.74%, 8/13/25 6,307 6,395
APP-15576269.FP.FTS.B, 25.49%, 8/13/25 10,328 10,202
APP-15715162.FP.FTS.B, 16.74%, 8/14/25 12,806 12,840
APP-15222033.FP.FTS.B, 22.24%, 8/14/25 26,213 25,991
APP-16065337.FP.FTS.B, 23.49%, 8/14/25 9,495 9,376
APP-15259729.FP.FTS.B, 25.49%, 8/14/25 9,015 8,912
APP-16046235.FP.FTS.B, 25.49%, 8/14/25 5,609 5,544
APP-13337231.FP.FTS.B, 8.99%, 8/15/25 . 13,353 13,517
APP-15399078.FP.FTS.B, 20.99%, 8/15/25 40,753 40,803
APP-15754329.FP.FTS.B, 22.24%, 8/15/25 8,947 8,949
APP-15584390.FP.FTS.B, 25.49%, 8/15/25 4,357 4,307
APP-16002031.FP.FTS.B, 11.49%, 8/19/25 17,545 17,767
APP-10173660.FP.FTS.B, 14.49%, 8/19/25 32,545 33,057
APP-15744848.FP.FTS.B, 25.49%, 8/20/25 10,670 10,587
APP-15705051.FP.FTS.B, 11.74%, 8/21/25 34,680 35,139
APP-14371156.FP.FTS.B, 20.49%, 8/22/25 6,556 6,530
APP-15524582.FP.FTS.B, 10.49%, 8/25/25 11,731 11,897
APP-16072062.FP.FTS.B, 25.49%, 8/26/25 5,180 5,136
APP-16069326.FP.FTS.B, 25.49%, 8/27/25 3,618 3,539
APP-16077556.FP.FTS.B, 14.99%, 8/28/25 33,463 33,771
APP-16638019.FP.FTS.B, 15.24%, 9/13/25 11,356 11,445
APP-16609197.FP.FTS.B, 12.99%, 9/15/25 14,214 14,381
APP-17493794.FP.FTS.B, 19.99%, 9/15/25 8,682 8,627
APP-17495780.FP.FTS.B, 20.49%, 9/15/25 12,273 12,250
APP-16701971.FP.FTS.B, 24.99%, 9/15/25 23,760 2,293
APP-16928712.FP.FTS.B, 17.99%, 9/17/25 14,225 14,304
APP-16931630.FP.FTS.B, 17.99%, 9/17/25 16,158 16,261
APP-17510658.FP.FTS.B, 16.24%, 9/18/25 12,836 12,944
APP-17058236.FP.FTS.B, 9.74%, 9/19/25 . 12,885 13,057
APP-16725749.FP.FTS.B, 13.99%, 9/20/25 16,509 16,702
APP-13608599.FP.FTS.B, 11.49%, 9/23/25 26,766 27,167
APP-16554677.FP.FTS.B, 13.24%, 9/25/25 32,578 32,975
APP-16806126.FP.FTS.B, 20.24%, 9/26/25 15,426 15,512
APP-17492407.FP.FTS.B, 20.99%, 9/27/25 5,944 5,944
APP-10482527.FP.FTS.B, 10.99%,
10/26/25 .......................... 13,783 13,946
APP-10846360.FP.FTS.B, 11.49%, 11/30/25 23,249 23,579
APP-11672772.FP.FTS.B, 13.99%, 12/01/25 21,480 21,671
APP-11657253.FP.FTS.B, 16.99%, 12/20/25 36,443 36,989
APP-11733135.FP.FTS.B, 20.99%, 12/22/25 7,528 7,679
APP-08649280.FP.FTS.B, 9.99%, 12/23/25 15,256 15,489
APP-11750254.FP.FTS.B, 22.49%, 12/23/25 6,156 653
APP-11461331.FP.FTS.B, 8.99%, 12/25/25 21,886 22,177
APP-10224409.FP.FTS.B, 10.24%, 1/04/26 9,964 10,085
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11461158.FP.FTS.B, 7.99%, 1/26/26 . $ 29,044 $ 29,486
APP-11727451.FP.FTS.B, 19.49%, 2/01/26 6,168 6,231
APP-11740312.FP.FTS.B, 20.49%, 2/03/26 14,947 15,060
APP-12270370.FP.FTS.B, 8.99%, 2/04/26 . 37,153 37,620
APP-11693759.FP.FTS.B, 13.99%, 2/05/26 17,422 17,641
APP-11750555.FP.FTS.B, 19.49%, 2/06/26 9,321 9,479
APP-11750277.FP.FTS.B, 20.99%, 2/06/26 5,909 5,979
APP-11872702.FP.FTS.B, 7.99%, 2/20/26 . 17,536 17,799
APP-15727324.FP.FTS.B, 25.49%, 2/20/26 9,278 9,168
APP-11878157.FP.FTS.B, 13.99%, 2/21/26 17,385 17,650
APP-11880862.FP.FTS.B, 17.99%, 2/21/26 9,197 9,340
APP-11877630.FP.FTS.B, 18.24%, 2/21/26 25,274 5,305
APP-11934555.FP.FTS.B, 19.49%, 2/22/26 11,982 12,168
APP-12409087.FP.FTS.B, 7.99%, 3/08/26 . 18,507 18,757
APP-12287223.FP.FTS.B, 19.99%, 3/08/26 13,253 13,376
APP-12415046.FP.FTS.B, 16.49%, 3/10/26 15,617 15,726
APP-12410099.FP.FTS.B, 10.24%, 3/15/26 12,394 12,573
APP-12357846.FP.FTS.B, 16.99%, 3/19/26 10,142 10,286
APP-12417109.FP.FTS.B, 15.49%, 3/21/26 7,801 7,927
APP-12270589.FP.FTS.B, 10.24%, 3/22/26 13,998 14,224
APP-13789676.FP.FTS.B, 20.99%, 4/16/26 8,912 1,001
APP-14057607.FP.FTS.B, 13.99%, 4/30/26 16,392 16,502
APP-14153218.FP.FTS.B, 17.99%, 5/01/26 22,905 23,024
APP-14176796.FP.FTS.B, 10.34%, 5/06/26 20,218 20,490
APP-14308214.FP.FTS.B, 17.49%, 5/06/26 11,384 11,445
APP-13754165.FP.FTS.B, 8.34%, 5/16/26 . 28,618 29,017
APP-13539948.FP.FTS.B, 21.74%, 5/18/26 16,660 16,791
APP-12270410.FP.FTS.B, 8.34%, 5/20/26 . 20,944 21,239
APP-13700095.FP.FTS.B, 21.74%, 5/20/26 21,003 21,183
APP-12032996.FP.FTS.B, 12.34%, 5/22/26 9,598 9,750
APP-13485505.FP.FTS.B, 15.74%, 5/22/26 25,130 25,472
APP-13608775.FP.FTS.B, 13.49%, 5/26/26 22,073 22,435
APP-13956248.FP.FTS.B, 18.99%, 5/27/26 10,929 1,466
APP-13847680.FP.FTS.B, 12.59%, 6/01/26 26,318 26,683
APP-14866693.FP.FTS.B, 14.99%, 6/01/26 11,120 11,225
APP-13826786.FP.FTS.B, 16.49%, 6/03/26 9,984 10,124
APP-13823472.FP.FTS.B, 17.24%, 6/03/26 31,717 31,938
APP-14175261.FP.FTS.B, 20.49%, 6/05/26 26,152 26,275
APP-14058279.FP.FTS.B, 21.74%, 6/10/26 17,146 17,161
APP-14988815.FP.FTS.B, 26.49%, 6/10/26 6,793 1,440
APP-14297747.FP.FTS.B, 22.99%, 6/12/26 8,443 8,473
APP-14338698.FP.FTS.B, 14.74%, 6/13/26 37,275 37,751
APP-14057255.FP.FTS.B, 12.34%, 6/15/26 11,311 11,481
APP-14222736.FP.FTS.B, 12.84%, 6/15/26 15,509 15,726
APP-14174847.FP.FTS.B, 16.49%, 6/15/26 22,816 23,063
APP-14058114.FP.FTS.B, 16.99%, 6/15/26 15,738 15,945
APP-14057971.FP.FTS.B, 17.99%, 6/15/26 12,347 12,373
APP-14331555.FP.FTS.B, 20.49%, 6/15/26 7,081 6,992
APP-14191932.FP.FTS.B, 20.99%, 6/15/26 9,961 1,118
APP-14185776.FP.FTS.B, 18.49%, 6/16/26 10,799 10,916
APP-14085492.FP.FTS.B, 9.84%, 6/17/26 . 25,447 25,846
APP-11443413.FP.FTS.B, 10.59%, 6/17/26 29,429 29,853
APP-14181485.FP.FTS.B, 11.34%, 6/17/26 40,648 41,294
APP-14058166.FP.FTS.B, 18.99%, 6/17/26 13,073 4,061
APP-14329008.FP.FTS.B, 19.49%, 6/17/26 21,840 21,942
APP-14176550.FP.FTS.B, 10.34%, 6/18/26 28,374 28,838
APP-14057334.FP.FTS.B, 17.49%, 6/18/26 19,140 19,362
APP-14192027.FP.FTS.B, 9.84%, 6/19/26 . 24,953 25,351

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-07740556.FP.FTS.B, 12.59%, 6/19/26 $ 20,329 $ 20,665
APP-13767318.FP.FTS.B, 13.34%, 6/19/26 34,769 35,345
APP-13768624.FP.FTS.B, 16.99%, 6/19/26 16,564 2,993
APP-13963648.FP.FTS.B, 17.24%, 6/19/26 27,004 27,328
APP-13768424.FP.FTS.B, 17.49%, 6/19/26 21,205 21,465
APP-14057973.FP.FTS.B, 17.99%, 6/19/26 15,414 15,480
APP-14214629.FP.FTS.B, 10.34%, 6/20/26 23,666 24,034
APP-14193365.FP.FTS.B, 21.49%, 6/20/26 15,297 15,429
APP-14178499.FP.FTS.B, 26.49%, 6/21/26 6,466 6,513
APP-14325259.FP.FTS.B, 15.99%, 6/24/26 21,351 21,623
APP-15602395.FP.FTS.B, 17.24%, 6/24/26 18,794 18,983
APP-14329001.FP.FTS.B, 23.49%, 6/24/26 6,413 6,488
APP-14280430.FP.FTS.B, 20.49%, 6/25/26 15,068 15,219
APP-15479960.FP.FTS.B, 24.74%, 6/29/26 9,178 9,138
APP-15673409.FP.FTS.B, 17.24%, 7/01/26 6,934 7,005
APP-14548332.FP.FTS.B, 16.49%, 7/05/26 21,864 21,990
APP-16068283.FP.FTS.B, 20.74%, 7/05/26 22,123 22,192
APP-15676938.FP.FTS.B, 14.49%, 7/06/26 8,533 8,645
APP-14933900.FP.FTS.B, 13.74%, 7/08/26 35,468 6,465
APP-14801281.FP.FTS.B, 14.99%, 7/08/26 13,215 13,373
APP-14689091.FP.FTS.B, 17.49%, 7/09/26 9,754 1,898
APP-14943051.FP.FTS.B, 17.99%, 7/09/26 16,933 17,042
APP-14522661.FP.FTS.B, 15.99%, 7/10/26 22,528 22,797
APP-16070360.FP.FTS.B, 20.74%, 7/10/26 36,607 36,831
APP-15869429.FP.FTS.B, 21.99%, 7/10/26 7,829 7,845
APP-15045798.FP.FTS.B, 17.74%, 7/12/26 34,933 35,135
APP-15054747.FP.FTS.B, 21.49%, 7/12/26 22,498 22,544
APP-16085008.FP.FTS.B, 18.49%, 7/14/26 16,417 16,556
APP-14920803.FP.FTS.B, 16.99%, 7/15/26 13,222 13,412
APP-14921360.FP.FTS.B, 16.99%, 7/15/26 12,189 12,365
APP-14865932.FP.FTS.B, 17.49%, 7/15/26 22,903 23,058
APP-14689124.FP.FTS.B, 10.99%, 7/17/26 15,758 16,004
APP-14882473.FP.FTS.B, 12.99%, 7/17/26 34,409 34,885
APP-14688569.FP.FTS.B, 17.74%, 7/17/26 30,406 30,694
APP-14816252.FP.FTS.B, 10.74%, 7/18/26 17,461 17,738
APP-14688717.FP.FTS.B, 10.99%, 7/18/26 10,552 10,720
APP-14870900.FP.FTS.B, 17.49%, 7/19/26 16,798 17,071
APP-14905708.FP.FTS.B, 16.99%, 7/20/26 10,628 10,803
APP-14820629.FP.FTS.B, 17.24%, 7/20/26 34,041 34,268
APP-15020361.FP.FTS.B, 26.49%, 7/20/26 6,558 6,575
APP-14907389.FP.FTS.B, 8.74%, 7/21/26 . 17,374 17,652
APP-14902088.FP.FTS.B, 11.24%, 7/22/26 13,094 13,300
APP-15025202.FP.FTS.B, 23.74%, 7/22/26 15,544 15,619
APP-14865904.FP.FTS.B, 15.74%, 7/23/26 32,946 33,402
APP-14980679.FP.FTS.B, 17.99%, 7/23/26 11,379 11,499
APP-14964964.FP.FTS.B, 18.99%, 7/23/26 22,059 22,239
APP-13767438.FP.FTS.B, 10.74%, 7/25/26 29,059 29,536
APP-15048537.FP.FTS.B, 20.99%, 7/25/26 21,558 21,722
APP-17114653.FP.FTS.B, 18.74%, 8/01/26 6,999 7,007
APP-17112981.FP.FTS.B, 10.74%, 8/03/26 14,492 14,648
APP-16811535.FP.FTS.B, 21.74%, 8/03/26 35,450 35,409
APP-14371743.FP.FTS.B, 12.24%, 8/05/26 16,837 17,047
APP-17117415.FP.FTS.B, 11.24%, 8/06/26 25,288 25,613
APP-15727191.FP.FTS.B, 15.74%, 8/07/26 18,835 18,962
APP-17510305.FP.FTS.B, 18.49%, 8/07/26 21,539 21,712
APP-15603934.FP.FTS.B, 24.74%, 8/07/26 9,503 5,639
APP-15747301.FP.FTS.B, 26.49%, 8/07/26 6,968 1,462
APP-15589148.FP.FTS.B, 14.49%, 8/08/26 9,019 9,155
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10219598.FP.FTS.B, 15.49%, 8/11/26 $ 12,142 $ 6,870
APP-15594842.FP.FTS.B, 17.24%, 8/12/26 17,334 17,486
APP-16036383.FP.FTS.B, 20.24%, 8/13/26 10,413 10,495
APP-15327014.FP.FTS.B, 9.24%, 8/14/26 . 28,735 29,213
APP-15585646.FP.FTS.B, 9.49%, 8/14/26 . 11,623 11,807
APP-15594751.FP.FTS.B, 10.74%, 8/14/26 26,790 27,225
APP-15585110.FP.FTS.B, 11.49%, 8/14/26 16,104 16,367
APP-16050065.FP.FTS.B, 23.99%, 8/14/26 7,019 7,020
APP-15872822.FP.FTS.B, 19.24%, 8/15/26 10,969 11,054
APP-15449600.FP.FTS.B, 20.74%, 8/15/26 21,608 21,767
APP-15763520.FP.FTS.B, 20.74%, 8/15/26 22,658 22,825
APP-15526039.FP.FTS.B, 21.74%, 8/15/26 12,286 12,344
APP-15529270.FP.FTS.B, 24.74%, 8/15/26 6,668 6,705
APP-16072518.FP.FTS.B, 12.49%, 8/16/26 42,459 43,075
APP-10235724.FP.FTS.B, 15.49%, 8/20/26 37,254 37,892
APP-15493477.FP.FTS.B, 16.74%, 8/20/26 16,412 16,687
APP-15602180.FP.FTS.B, 18.74%, 8/20/26 13,915 14,151
APP-15747887.FP.FTS.B, 18.74%, 8/20/26 10,405 10,540
APP-15743821.FP.FTS.B, 26.49%, 8/20/26 9,838 9,901
APP-15757972.FP.FTS.B, 18.24%, 8/21/26 13,523 13,762
APP-15750146.FP.FTS.B, 19.24%, 8/21/26 10,492 10,637
APP-15467456.FP.FTS.B, 26.49%, 8/21/26 9,458 9,540
APP-13200176.FP.FTS.B, 16.49%, 8/24/26 11,794 12,001
APP-12414817.FP.FTS.B, 15.24%, 8/26/26 16,812 17,110
APP-12674952.FP.FTS.B, 15.24%, 8/26/26 14,138 14,284
APP-16078255.FP.FTS.B, 19.24%, 8/26/26 23,144 23,486
APP-16046150.FP.FTS.B, 21.74%, 8/26/26 5,360 5,273
APP-16051271.FP.FTS.B, 21.74%, 8/27/26 13,215 13,361
APP-15951898.FP.FTS.B, 16.49%, 8/28/26 26,644 26,982
APP-15872992.FP.FTS.B, 19.24%, 8/28/26 16,991 17,083
APP-16947974.FP.FTS.B, 13.24%, 9/06/26 15,596 15,700
APP-17143594.FP.FTS.B, 9.99%, 9/07/26 . 13,563 13,735
APP-17156366.FP.FTS.B, 11.24%, 9/07/26 20,089 20,326
APP-16728029.FP.FTS.B, 26.49%, 9/09/26 7,208 7,195
APP-15043711.FP.FTS.B, 26.49%, 9/12/26 8,976 8,941
APP-17115080.FP.FTS.B, 15.24%, 9/13/26 9,827 9,951
APP-16681815.FP.FTS.B, 8.24%, 9/16/26 . 22,554 22,892
APP-16637553.FP.FTS.B, 24.49%, 9/17/26 9,979 10,013
APP-16640720.FP.FTS.B, 9.99%, 9/18/26 . 43,127 43,804
APP-16637870.FP.FTS.B, 12.49%, 9/18/26 13,896 14,120
APP-17100593.FP.FTS.B, 9.49%, 9/20/26 . 17,182 17,457
APP-17124398.FP.FTS.B, 9.74%, 9/20/26 . 43,106 43,782
APP-16119643.FP.FTS.B, 12.24%, 9/20/26 25,797 26,232
APP-17439783.FP.FTS.B, 10.74%, 9/25/26 5,184 5,269
APP-17331723.FP.FTS.B, 16.99%, 9/25/26 24,635 24,905
APP-17501525.FP.FTS.B, 10.49%, 9/26/26 16,961 4,885
APP-15458893.FP.FTS.B, 20.74%,
10/15/26 .......................... 19,749 19,838
APP-16067938.FP.FTS.B, 18.74%,
10/24/26 .......................... 19,497 19,733
APP-10745954.FP.FTS.B, 12.74%, 11/30/26 28,549 28,905
APP-11742538.FP.FTS.B, 16.49%, 12/15/26 20,874 21,127
APP-11603796.FP.FTS.B, 20.99%, 12/15/26 12,343 12,520
APP-11741994.FP.FTS.B, 18.99%, 12/16/26 13,814 13,976
APP-11695022.FP.FTS.B, 16.49%, 12/17/26 19,876 20,168
APP-11737893.FP.FTS.B, 25.49%, 12/18/26 9,057 9,155
APP-11743333.FP.FTS.B, 16.49%, 12/19/26 12,093 12,261
APP-11021819.FP.FTS.B, 20.49%, 12/20/26 21,016 6,944

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11694428.FP.FTS.B, 14.49%, 12/22/26 $ 7,457 $ 7,570
APP-11742165.FP.FTS.B, 18.49%, 12/22/26 9,777 9,924
APP-11739845.FP.FTS.B, 19.99%, 12/22/26 11,022 11,185
APP-11751120.FP.FTS.B, 8.99%, 12/23/26 30,882 31,361
APP-11694004.FP.FTS.B, 11.74%, 12/23/26 39,069 39,668
APP-11755141.FP.FTS.B, 17.99%, 12/23/26 6,779 6,857
APP-11749943.FP.FTS.B, 18.49%, 12/23/26 10,925 11,095
APP-11708423.FP.FTS.B, 20.99%, 12/23/26 29,703 30,158
APP-11743539.FP.FTS.B, 21.74%, 12/23/26 20,696 21,010
APP-11752109.FP.FTS.B, 22.49%, 12/23/26 8,724 8,855
APP-10229823.FP.FTS.B, 25.49%,
12/26/26 .......................... 8,360 8,469
APP-11938966.FP.FTS.B, 16.49%, 1/01/27 327 327
APP-11940969.FP.FTS.B, 13.99%, 1/05/27 18,168 18,170
APP-15432708.FP.FTS.B, 24.74%, 1/05/27 6,943 6,945
APP-11890774.FP.FTS.B, 8.99%, 1/06/27 . 31,556 31,953
APP-11920032.FP.FTS.B, 19.99%, 1/07/27 20,806 20,857
APP-11909846.FP.FTS.B, 23.74%, 1/07/27 23,658 23,505
APP-11939491.FP.FTS.B, 15.49%, 1/08/27 12,638 12,734
APP-11795112.FP.FTS.B, 19.99%, 1/08/27 12,364 12,363
APP-11929275.FP.FTS.B, 19.99%, 1/08/27 8,319 8,366
APP-11934748.FP.FTS.B, 22.49%, 1/08/27 8,518 8,518
APP-12270584.FP.FTS.B, 10.49%, 1/25/27 7,758 7,773
APP-11749683.FP.FTS.B, 16.74%, 1/25/27 23,075 23,396
APP-11704729.FP.FTS.B, 16.99%, 1/25/27 16,410 16,666
APP-11752310.FP.FTS.B, 25.49%, 1/28/27 1,914 1,866
APP-12268807.FP.FTS.B, 10.99%, 2/01/27 21,654 21,893
APP-11022562.FP.FTS.B, 11.74%, 2/01/27 8,131 8,219
APP-11753946.FP.FTS.B, 8.99%, 2/03/27 . 22,128 22,427
APP-12396734.FP.FTS.B, 11.74%, 2/03/27 40,693 41,158
APP-11732843.FP.FTS.B, 14.74%, 2/03/27 40,933 41,430
APP-11712261.FP.FTS.B, 18.49%, 2/03/27 13,186 13,160
APP-11745377.FP.FTS.B, 21.49%, 2/04/27 13,384 13,369
APP-11612708.FP.FTS.B, 22.99%, 2/04/27 13,592 13,604
APP-11752870.FP.FTS.B, 16.49%, 2/05/27 9,928 10,060
APP-12293217.FP.FTS.B, 17.49%, 2/05/27 20,886 20,976
APP-11742593.FP.FTS.B, 17.99%, 2/05/27 8,576 4,932
APP-11703116.FP.FTS.B, 19.49%, 2/05/27 10,082 10,119
APP-11750448.FP.FTS.B, 18.99%, 2/06/27 13,693 2,757
APP-11754451.FP.FTS.B, 19.49%, 2/06/27 14,677 3,287
APP-11693729.FP.FTS.B, 22.99%, 2/06/27 14,861 3,195
APP-11923623.FP.FTS.B, 18.99%, 2/11/27 8,280 867
APP-11799159.FP.FTS.B, 11.49%, 2/15/27 13,062 13,236
APP-11926207.FP.FTS.B, 16.49%, 2/15/27 12,345 12,498
APP-11922307.FP.FTS.B, 20.49%, 2/15/27 10,064 10,079
APP-11919163.FP.FTS.B, 10.99%, 2/17/27 22,189 22,511
APP-11904406.FP.FTS.B, 11.24%, 2/19/27 15,339 15,571
APP-11942494.FP.FTS.B, 18.99%, 2/19/27 15,828 15,969
APP-11940530.FP.FTS.B, 13.49%, 2/20/27 15,086 15,313
APP-11942190.FP.FTS.B, 18.49%, 2/20/27 10,609 10,709
APP-11509327.FP.FTS.B, 18.99%, 2/20/27 26,588 26,803
APP-11923837.FP.FTS.B, 19.74%, 2/20/27 34,353 34,384
APP-11944817.FP.FTS.B, 20.49%, 2/20/27 6,363 6,304
APP-11810142.FP.FTS.B, 10.99%, 2/21/27 20,466 20,783
APP-11878337.FP.FTS.B, 11.24%, 2/21/27 10,148 10,308
APP-11937475.FP.FTS.B, 16.49%, 2/21/27 20,809 21,011
APP-11928189.FP.FTS.B, 18.49%, 2/21/27 6,144 2,358
APP-11942720.FP.FTS.B, 18.49%, 2/21/27 12,269 12,268
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11939575.FP.FTS.B, 22.49%, 2/21/27 $ 7,708 $ 7,777
APP-11927887.FP.FTS.B, 9.24%, 2/22/27 . 10,269 10,439
APP-11861145.FP.FTS.B, 13.24%, 2/22/27 16,907 17,135
APP-11941579.FP.FTS.B, 16.49%, 2/22/27 16,426 16,609
APP-11872292.FP.FTS.B, 19.99%, 2/22/27 11,782 11,870
APP-12361627.FP.FTS.B, 8.99%, 3/07/27 . 20,106 20,364
APP-12232977.FP.FTS.B, 14.74%, 3/07/27 41,332 41,765
APP-12389833.FP.FTS.B, 16.49%, 3/07/27 9,996 10,039
APP-12183710.FP.FTS.B, 22.99%, 3/07/27 5,827 5,659
APP-12410874.FP.FTS.B, 10.99%, 3/08/27 20,319 20,582
APP-12418857.FP.FTS.B, 11.24%, 3/08/27 11,392 11,540
APP-12405015.FP.FTS.B, 13.24%, 3/08/27 16,676 16,876
APP-12415944.FP.FTS.B, 13.24%, 3/08/27 21,036 21,369
APP-12412062.FP.FTS.B, 16.49%, 3/08/27 22,506 22,746
APP-12308786.FP.FTS.B, 19.99%, 3/08/27 12,689 12,694
APP-12416735.FP.FTS.B, 11.24%, 3/15/27 10,718 10,874
APP-12032886.FP.FTS.B, 16.99%, 3/16/27 8,956 9,021
APP-12270423.FP.FTS.B, 22.49%, 3/16/27 6,455 6,465
APP-12384050.FP.FTS.B, 13.74%, 3/17/27 22,568 22,890
APP-12397582.FP.FTS.B, 19.99%, 3/18/27 21,984 22,029
APP-12408565.FP.FTS.B, 17.99%, 3/19/27 19,569 19,678
APP-12408445.FP.FTS.B, 20.99%, 3/19/27 11,361 11,351
APP-12270281.FP.FTS.B, 10.99%, 3/20/27 16,590 16,848
APP-11947650.FP.FTS.B, 15.49%, 3/20/27 13,375 13,494
APP-12270508.FP.FTS.B, 8.99%, 3/21/27 . 17,659 17,864
APP-11694093.FP.FTS.B, 13.49%, 3/21/27 15,752 15,997
APP-12402081.FP.FTS.B, 18.49%, 3/21/27 24,300 24,405
APP-11940575.FP.FTS.B, 25.49%, 3/21/27 7,630 7,673
APP-12409854.FP.FTS.B, 10.99%, 3/22/27 26,752 27,184
APP-12412441.FP.FTS.B, 11.24%, 3/22/27 32,745 33,247
APP-12421438.FP.FTS.B, 11.24%, 3/22/27 9,768 9,931
APP-12412264.FP.FTS.B, 19.99%, 3/22/27 11,976 12,038
APP-11749955.FP.FTS.B, 19.99%, 4/05/27 13,185 7,832
APP-13642414.FP.FTS.B, 17.99%, 4/11/27 22,016 22,117
APP-11877626.FP.FTS.B, 13.59%, 4/14/27 33,990 34,409
APP-13682302.FP.FTS.B, 18.49%, 4/15/27 8,890 8,926
APP-13824171.FP.FTS.B, 20.24%, 4/15/27 33,771 33,714
APP-13744711.FP.FTS.B, 26.49%, 4/15/27 7,408 2,633
APP-12119826.FP.FTS.B, 12.09%, 4/16/27 42,068 42,549
APP-13846094.FP.FTS.B, 19.49%, 4/16/27 6,500 6,536
APP-13767273.FP.FTS.B, 11.59%, 4/18/27 13,907 14,094
APP-13929153.FP.FTS.B, 9.59%, 4/20/27 . 11,400 11,550
APP-14057284.FP.FTS.B, 13.59%, 4/23/27 33,299 33,662
APP-13920277.FP.FTS.B, 17.99%, 4/24/27 18,993 19,152
APP-13899643.FP.FTS.B, 12.09%, 4/28/27 42,379 42,954
APP-14059320.FP.FTS.B, 16.99%, 4/30/27 21,797 21,949
APP-14099769.FP.FTS.B, 20.49%, 4/30/27 17,592 17,428
APP-14169390.FP.FTS.B, 22.24%, 4/30/27 21,332 7,206
APP-14199304.FP.FTS.B, 13.59%, 5/01/27 30,154 30,439
APP-14146465.FP.FTS.B, 17.99%, 5/01/27 4,403 4,339
APP-14187476.FP.FTS.B, 17.99%, 5/01/27 23,339 23,330
APP-14176600.FP.FTS.B, 22.99%, 5/01/27 10,123 10,031
APP-14087177.FP.FTS.B, 18.99%, 5/02/27 14,489 14,379
APP-14289803.FP.FTS.B, 22.49%, 5/02/27 8,382 8,327
APP-14041540.FP.FTS.B, 11.59%, 5/03/27 18,032 18,222
APP-14129708.FP.FTS.B, 11.34%, 5/05/27 28,913 29,285
APP-14179808.FP.FTS.B, 17.99%, 5/05/27 24,540 24,580
APP-14119402.FP.FTS.B, 18.49%, 5/05/27 9,787 1,955

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14172338.FP.FTS.B, 18.49%, 5/05/27 $ 11,285 $ 11,198
APP-14163190.FP.FTS.B, 18.74%, 5/05/27 29,164 29,082
APP-14172523.FP.FTS.B, 26.49%, 5/05/27 10,238 2,216
APP-13965445.FP.FTS.B, 20.24%, 5/08/27 17,844 11,119
APP-14263477.FP.FTS.B, 21.99%, 5/10/27 15,965 15,862
APP-13484916.FP.FTS.B, 14.99%, 5/12/27 18,011 18,215
APP-14330285.FP.FTS.B, 11.74%, 5/13/27 22,730 23,018
APP-13484260.FP.FTS.B, 20.99%, 5/14/27 15,299 15,298
APP-13720484.FP.FTS.B, 11.34%, 5/15/27 33,699 34,136
APP-13483981.FP.FTS.B, 16.99%, 5/15/27 10,926 10,969
APP-13485148.FP.FTS.B, 18.49%, 5/15/27 26,068 26,117
APP-13526490.FP.FTS.B, 20.24%, 5/15/27 37,694 12,417
APP-13694672.FP.FTS.B, 24.99%, 5/15/27 26,611 26,491
APP-13725984.FP.FTS.B, 13.59%, 5/17/27 25,978 26,308
APP-13302047.FP.FTS.B, 13.74%, 5/17/27 9,109 9,233
APP-13417402.FP.FTS.B, 17.99%, 5/18/27 12,841 12,846
APP-12287013.FP.FTS.B, 18.24%, 5/18/27 28,003 28,112
APP-13849753.FP.FTS.B, 9.34%, 5/20/27 . 26,733 27,097
APP-13484281.FP.FTS.B, 11.34%, 5/20/27 10,067 10,114
APP-13547748.FP.FTS.B, 12.09%, 5/20/27 42,512 43,205
APP-13485093.FP.FTS.B, 13.84%, 5/20/27 12,708 12,909
APP-13800465.FP.FTS.B, 18.49%, 5/20/27 10,393 10,399
APP-13529032.FP.FTS.B, 18.74%, 5/20/27 30,638 30,850
APP-13628826.FP.FTS.B, 19.49%, 5/20/27 23,914 24,059
APP-13705972.FP.FTS.B, 26.49%, 5/20/27 8,959 8,962
APP-13542298.FP.FTS.B, 11.34%, 5/21/27 21,717 22,082
APP-13811007.FP.FTS.B, 11.34%, 5/21/27 22,177 22,484
APP-13827996.FP.FTS.B, 13.84%, 5/21/27 16,688 16,906
APP-13848454.FP.FTS.B, 16.09%, 5/21/27 9,821 9,949
APP-13767415.FP.FTS.B, 19.49%, 5/21/27 16,664 16,749
APP-13675017.FP.FTS.B, 20.49%, 5/21/27 13,164 13,189
APP-13826410.FP.FTS.B, 20.49%, 5/21/27 18,011 17,995
APP-13838022.FP.FTS.B, 22.49%, 5/21/27 7,030 7,053
APP-13660286.FP.FTS.B, 22.99%, 5/21/27 8,538 8,552
APP-13840262.FP.FTS.B, 23.49%, 5/21/27 11,022 11,009
APP-11743712.FP.FTS.B, 21.49%, 5/22/27 12,828 12,889
APP-13921670.FP.FTS.B, 18.49%, 5/24/27 3,604 3,588
APP-13828766.FP.FTS.B, 21.99%, 5/25/27 12,913 12,902
APP-13942898.FP.FTS.B, 16.74%, 5/26/27 32,711 32,915
APP-13628676.FP.FTS.B, 16.99%, 5/27/27 10,830 11,008
APP-13485109.FP.FTS.B, 20.49%, 5/27/27 10,580 10,639
APP-13724215.FP.FTS.B, 10.09%, 5/28/27 40,873 41,408
APP-13751462.FP.FTS.B, 11.59%, 5/28/27 32,619 33,005
APP-13574037.FP.FTS.B, 15.24%, 5/28/27 39,707 40,125
APP-13628755.FP.FTS.B, 19.49%, 5/28/27 9,370 9,381
APP-13521024.FP.FTS.B, 20.99%, 5/28/27 14,325 14,188
APP-13696300.FP.FTS.B, 13.84%, 5/29/27 13,050 13,215
APP-13932583.FP.FTS.B, 15.49%, 5/30/27 6,941 6,836
APP-13836108.FP.FTS.B, 13.59%, 5/31/27 34,712 35,130
APP-13852222.FP.FTS.B, 26.49%, 5/31/27 8,673 8,516
APP-11021518.FP.FTS.B, 11.34%, 6/01/27 23,599 23,885
APP-14965459.FP.FTS.B, 17.24%, 6/01/27 26,472 26,631
APP-15037607.FP.FTS.B, 20.99%, 6/01/27 10,064 9,991
APP-13819936.FP.FTS.B, 13.59%, 6/02/27 19,393 9,834
APP-13623936.FP.FTS.B, 9.34%, 6/03/27 . 34,137 34,592
APP-13816811.FP.FTS.B, 18.99%, 6/03/27 17,756 17,746
APP-14795053.FP.FTS.B, 26.99%, 6/03/27 8,114 7,967
APP-13628843.FP.FTS.B, 16.99%, 6/04/27 11,146 11,244
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14115625.FP.FTS.B, 16.99%, 6/04/27 $ 20,759 $ 2,190
APP-14688354.FP.FTS.B, 17.49%, 6/04/27 22,759 22,932
APP-14057755.FP.FTS.B, 19.49%, 6/05/27 10,246 1,032
APP-15009891.FP.FTS.B, 20.74%, 6/05/27 27,862 27,576
APP-13965578.FP.FTS.B, 22.49%, 6/05/27 3,549 3,477
APP-14190918.FP.FTS.B, 9.59%, 6/06/27 . 7,381 7,415
APP-14191584.FP.FTS.B, 11.34%, 6/06/27 31,987 32,426
APP-14200239.FP.FTS.B, 11.34%, 6/06/27 33,955 34,376
APP-14177752.FP.FTS.B, 11.59%, 6/06/27 22,203 22,440
APP-14165096.FP.FTS.B, 14.74%, 6/06/27 26,195 26,471
APP-14192451.FP.FTS.B, 17.99%, 6/06/27 25,871 25,886
APP-14083608.FP.FTS.B, 20.49%, 6/06/27 10,740 10,563
APP-14192777.FP.FTS.B, 20.49%, 6/06/27 13,263 13,158
APP-13961157.FP.FTS.B, 12.09%, 6/07/27 42,229 42,715
APP-14143499.FP.FTS.B, 17.24%, 6/07/27 29,115 29,148
APP-14225512.FP.FTS.B, 20.49%, 6/07/27 8,833 8,819
APP-14212766.FP.FTS.B, 26.49%, 6/07/27 8,984 8,882
APP-13969567.FP.FTS.B, 20.49%, 6/09/27 18,746 2,103
APP-14925385.FP.FTS.B, 15.49%, 6/10/27 13,319 13,429
APP-13914635.FP.FTS.B, 20.99%, 6/10/27 17,724 17,636
APP-15045243.FP.FTS.B, 21.49%, 6/10/27 17,421 17,292
APP-14179267.FP.FTS.B, 17.24%, 6/11/27 42,480 42,904
APP-14197185.FP.FTS.B, 20.49%, 6/12/27 18,241 18,140
APP-14221142.FP.FTS.B, 24.24%, 6/12/27 20,798 20,634
APP-14324970.FP.FTS.B, 24.74%, 6/12/27 12,633 12,604
APP-14189919.FP.FTS.B, 20.49%, 6/13/27 14,087 14,041
APP-14217163.FP.FTS.B, 11.34%, 6/14/27 17,718 4,901
APP-14226274.FP.FTS.B, 10.84%, 6/15/27 25,703 26,048
APP-14176860.FP.FTS.B, 20.24%, 6/15/27 26,681 26,708
APP-14227617.FP.FTS.B, 20.99%, 6/15/27 8,876 8,849
APP-14265655.FP.FTS.B, 21.99%, 6/15/27 10,864 10,815
APP-14197537.FP.FTS.B, 22.99%, 6/15/27 9,249 9,230
APP-14128298.FP.FTS.B, 23.99%, 6/15/27 13,291 13,243
APP-14219059.FP.FTS.B, 11.34%, 6/16/27 17,176 17,413
APP-15597460.FP.FTS.B, 16.49%, 6/16/27 27,757 27,950
APP-14301553.FP.FTS.B, 22.49%, 6/16/27 16,347 16,276
APP-14046117.FP.FTS.B, 9.59%, 6/17/27 . 13,929 14,135
APP-14151947.FP.FTS.B, 10.84%, 6/17/27 25,751 26,138
APP-14138938.FP.FTS.B, 11.59%, 6/17/27 14,474 14,694
APP-14194032.FP.FTS.B, 13.59%, 6/17/27 21,705 22,020
APP-14104736.FP.FTS.B, 15.49%, 6/17/27 5,213 5,197
APP-14188906.FP.FTS.B, 16.99%, 6/17/27 17,598 17,837
APP-14171682.FP.FTS.B, 20.49%, 6/17/27 19,136 2,175
APP-14160914.FP.FTS.B, 20.99%, 6/17/27 16,356 16,342
APP-14200894.FP.FTS.B, 23.49%, 6/17/27 12,163 12,123
APP-14243912.FP.FTS.B, 26.49%, 6/17/27 7,692 7,668
APP-14301044.FP.FTS.B, 26.49%, 6/17/27 8,152 8,119
APP-13921051.FP.FTS.B, 14.74%, 6/18/27 34,964 35,445
APP-14154320.FP.FTS.B, 15.49%, 6/18/27 16,950 3,195
APP-14057201.FP.FTS.B, 15.99%, 6/18/27 10,549 10,618
APP-13986857.FP.FTS.B, 20.49%, 6/18/27 13,392 13,432
APP-14108165.FP.FTS.B, 20.49%, 6/18/27 16,272 16,283
APP-14152014.FP.FTS.B, 20.49%, 6/18/27 9,359 9,384
APP-14180533.FP.FTS.B, 20.99%, 6/18/27 16,934 1,951
APP-13710175.FP.FTS.B, 22.24%, 6/18/27 22,092 2,310
APP-14181527.FP.FTS.B, 22.49%, 6/18/27 13,504 13,484
APP-14066107.FP.FTS.B, 9.34%, 6/19/27 . 34,138 34,655
APP-14157257.FP.FTS.B, 11.34%, 6/19/27 17,218 17,489

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14170154.FP.FTS.B, 11.59%, 6/19/27 $ 10,341 $ 10,505
APP-14194451.FP.FTS.B, 16.99%, 6/19/27 7,486 2,555
APP-14165192.FP.FTS.B, 17.99%, 6/19/27 17,585 17,701
APP-14159215.FP.FTS.B, 18.49%, 6/19/27 9,844 9,994
APP-14191093.FP.FTS.B, 18.99%, 6/19/27 17,756 17,854
APP-14190473.FP.FTS.B, 19.49%, 6/19/27 8,895 8,962
APP-14195378.FP.FTS.B, 19.49%, 6/19/27 25,436 25,570
APP-14025039.FP.FTS.B, 20.49%, 6/19/27 11,607 11,609
APP-14034800.FP.FTS.B, 22.24%, 6/19/27 17,923 17,862
APP-14326267.FP.FTS.B, 23.74%, 6/19/27 27,079 27,042
APP-14194801.FP.FTS.B, 11.34%, 6/20/27 17,224 17,500
APP-14202174.FP.FTS.B, 11.59%, 6/20/27 11,208 11,388
APP-14202404.FP.FTS.B, 12.09%, 6/20/27 43,198 43,901
APP-14077334.FP.FTS.B, 13.59%, 6/20/27 25,421 25,779
APP-14188625.FP.FTS.B, 13.59%, 6/20/27 17,364 17,611
APP-14162980.FP.FTS.B, 16.74%, 6/20/27 32,846 32,969
APP-14057492.FP.FTS.B, 16.99%, 6/20/27 13,018 13,110
APP-14066475.FP.FTS.B, 17.99%, 6/20/27 23,287 23,467
APP-14194952.FP.FTS.B, 17.99%, 6/20/27 17,713 17,854
APP-14198467.FP.FTS.B, 18.99%, 6/20/27 23,278 23,286
APP-14221223.FP.FTS.B, 19.24%, 6/20/27 42,598 42,771
APP-14172834.FP.FTS.B, 20.99%, 6/20/27 10,272 10,281
APP-14159440.FP.FTS.B, 21.99%, 6/20/27 13,926 13,903
APP-14195756.FP.FTS.B, 22.49%, 6/20/27 14,246 14,258
APP-14199815.FP.FTS.B, 22.49%, 6/20/27 10,051 10,098
APP-08640096.FP.FTS.B, 11.34%, 6/21/27 24,106 24,473
APP-14317227.FP.FTS.B, 20.74%, 6/21/27 33,856 33,880
APP-14278564.FP.FTS.B, 20.49%, 6/24/27 11,152 11,180
APP-14292674.FP.FTS.B, 21.99%, 6/25/27 15,441 15,457
APP-14215379.FP.FTS.B, 17.49%, 6/26/27 15,794 16,045
APP-14353491.FP.FTS.B, 22.74%, 6/26/27 11,056 3,921
APP-14178588.FP.FTS.B, 22.99%, 6/26/27 2,293 2,249
APP-13787332.FP.FTS.B, 11.34%, 6/27/27 21,961 22,330
APP-14044460.FP.FTS.B, 13.34%, 6/27/27 10,970 11,151
APP-14178884.FP.FTS.B, 17.49%, 6/27/27 21,243 11,078
APP-14346063.FP.FTS.B, 18.49%, 6/27/27 22,168 22,395
APP-14335387.FP.FTS.B, 19.49%, 6/27/27 18,640 18,801
APP-14335800.FP.FTS.B, 19.99%, 6/27/27 13,141 13,259
APP-14341730.FP.FTS.B, 20.99%, 6/27/27 12,980 13,037
APP-13695730.FP.FTS.B, 26.49%, 6/28/27 6,847 6,751
APP-15557986.FP.FTS.B, 10.99%, 6/30/27 37,059 37,491
APP-15494302.FP.FTS.B, 12.24%, 6/30/27 35,562 36,019
APP-15748724.FP.FTS.B, 12.49%, 7/01/27 21,228 21,423
APP-15753390.FP.FTS.B, 26.99%, 7/01/27 9,159 9,012
APP-15425472.FP.FTS.B, 18.99%, 7/02/27 27,914 27,866
APP-15635946.FP.FTS.B, 24.74%, 7/03/27 14,811 14,735
APP-15718781.FP.FTS.B, 26.74%, 7/03/27 4,978 4,849
APP-15653357.FP.FTS.B, 21.24%, 7/04/27 7,252 7,245
APP-15686162.FP.FTS.B, 25.24%, 7/05/27 17,831 17,632
APP-14883847.FP.FTS.B, 17.24%, 7/06/27 6,646 6,715
APP-15716454.FP.FTS.B, 20.24%, 7/06/27 16,572 16,499
APP-14197811.FP.FTS.B, 20.49%, 7/06/27 17,563 17,456
APP-15556990.FP.FTS.B, 21.24%, 7/06/27 9,079 9,081
APP-14902078.FP.FTS.B, 11.74%, 7/07/27 21,697 21,960
APP-14904704.FP.FTS.B, 13.99%, 7/07/27 33,351 33,716
APP-14911217.FP.FTS.B, 13.99%, 7/07/27 21,138 21,392
APP-15744265.FP.FTS.B, 14.49%, 7/07/27 10,472 10,495
APP-14935613.FP.FTS.B, 11.99%, 7/08/27 11,379 11,518
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-14923950.FP.FTS.B, 13.74%, 7/08/27 $ 11,366 $ 11,493
APP-14844069.FP.FTS.B, 16.49%, 7/08/27 24,971 24,957
APP-14917832.FP.FTS.B, 16.49%, 7/08/27 13,829 2,717
APP-14923618.FP.FTS.B, 16.49%, 7/08/27 13,278 13,283
APP-14840263.FP.FTS.B, 17.49%, 7/08/27 23,832 24,042
APP-14921328.FP.FTS.B, 17.24%, 7/10/27 35,489 35,825
APP-14530395.FP.FTS.B, 17.49%, 7/10/27 21,754 11,285
APP-14994439.FP.FTS.B, 19.99%, 7/10/27 16,219 16,302
APP-15007157.FP.FTS.B, 20.99%, 7/11/27 10,742 10,671
APP-15024354.FP.FTS.B, 24.24%, 7/11/27 12,271 1,296
APP-14991877.FP.FTS.B, 26.99%, 7/11/27 9,570 835
APP-14868239.FP.FTS.B, 11.99%, 7/12/27 10,572 10,714
APP-15042164.FP.FTS.B, 13.99%, 7/12/27 18,422 18,621
APP-14709072.FP.FTS.B, 17.49%, 7/12/27 18,273 18,468
APP-15039779.FP.FTS.B, 17.49%, 7/12/27 19,510 19,681
APP-15008780.FP.FTS.B, 19.99%, 7/12/27 15,458 15,355
APP-14313248.FP.FTS.B, 22.99%, 7/12/27 7,559 7,496
APP-15023218.FP.FTS.B, 23.99%, 7/12/27 24,385 24,185
APP-15042638.FP.FTS.B, 26.99%, 7/12/27 9,101 9,009
APP-16045778.FP.FTS.B, 22.49%, 7/13/27 9,562 9,586
APP-15056624.FP.FTS.B, 22.99%, 7/13/27 9,921 9,879
APP-14930206.FP.FTS.B, 14.49%, 7/14/27 10,022 10,166
APP-14689546.FP.FTS.B, 11.74%, 7/15/27 25,443 25,804
APP-14818480.FP.FTS.B, 11.74%, 7/15/27 34,957 35,457
APP-14821859.FP.FTS.B, 11.74%, 7/15/27 18,241 18,497
APP-14914496.FP.FTS.B, 11.74%, 7/15/27 34,957 35,456
APP-15114820.FP.FTS.B, 11.74%, 7/15/27 17,446 17,674
APP-13767685.FP.FTS.B, 11.99%, 7/15/27 17,764 17,995
APP-14996949.FP.FTS.B, 11.99%, 7/15/27 13,706 13,896
APP-15137192.FP.FTS.B, 11.99%, 7/15/27 15,345 15,550
APP-15037710.FP.FTS.B, 18.99%, 7/15/27 12,942 12,868
APP-15040717.FP.FTS.B, 20.99%, 7/15/27 8,109 8,108
APP-15041101.FP.FTS.B, 20.99%, 7/15/27 15,834 3,316
APP-15039028.FP.FTS.B, 22.99%, 7/16/27 7,230 7,214
APP-14843307.FP.FTS.B, 11.99%, 7/17/27 13,132 13,328
APP-14866235.FP.FTS.B, 12.74%, 7/17/27 43,314 43,842
APP-14906097.FP.FTS.B, 16.74%, 7/18/27 42,918 43,109
APP-14108410.FP.FTS.B, 17.49%, 7/18/27 25,146 8,051
APP-14882502.FP.FTS.B, 11.74%, 7/19/27 21,008 21,334
APP-14811744.FP.FTS.B, 13.99%, 7/19/27 30,897 31,355
APP-14688586.FP.FTS.B, 17.49%, 7/19/27 24,047 24,381
APP-14058557.FP.FTS.B, 22.99%, 7/19/27 9,468 9,460
APP-14174912.FP.FTS.B, 22.99%, 7/19/27 28,752 28,685
APP-14160424.FP.FTS.B, 23.99%, 7/19/27 15,681 15,446
APP-14175358.FP.FTS.B, 26.49%, 7/19/27 7,069 1,603
APP-14057681.FP.FTS.B, 11.99%, 7/20/27 10,580 10,749
APP-14766983.FP.FTS.B, 13.99%, 7/20/27 35,327 35,865
APP-14859116.FP.FTS.B, 13.99%, 7/20/27 7,203 7,203
APP-14911982.FP.FTS.B, 15.99%, 7/20/27 17,136 17,373
APP-14902830.FP.FTS.B, 16.24%, 7/20/27 35,620 35,832
APP-14191366.FP.FTS.B, 22.49%, 7/20/27 5,383 5,238
APP-15056862.FP.FTS.B, 22.99%, 7/20/27 18,135 18,055
APP-14688432.FP.FTS.B, 9.99%, 7/21/27 . 10,882 11,050
APP-14865961.FP.FTS.B, 11.74%, 7/21/27 31,361 31,867
APP-14931619.FP.FTS.B, 11.99%, 7/21/27 31,152 31,617
APP-14937680.FP.FTS.B, 11.99%, 7/21/27 15,155 15,390
APP-14938376.FP.FTS.B, 11.99%, 7/21/27 13,352 13,568
APP-14881643.FP.FTS.B, 17.49%, 7/21/27 19,422 19,710

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-14877061.FP.FTS.B, 9.99%, 7/22/27 . $ 14,371 $ 14,597
APP-14728435.FP.FTS.B, 11.99%, 7/22/27 11,404 11,592
APP-14688218.FP.FTS.B, 13.99%, 7/22/27 21,988 22,270
APP-15046782.FP.FTS.B, 17.74%, 7/22/27 45,233 45,804
APP-15030718.FP.FTS.B, 18.24%, 7/22/27 36,139 36,341
APP-14917772.FP.FTS.B, 19.99%, 7/22/27 7,218 7,277
APP-16899204.FP.FTS.B, 16.24%, 7/23/27 26,716 26,997
APP-14529813.FP.FTS.B, 18.24%, 7/23/27 34,101 34,382
APP-14859157.FP.FTS.B, 19.24%, 7/24/27 36,046 36,304
APP-15030457.FP.FTS.B, 22.99%, 7/24/27 7,499 757
APP-14078519.FP.FTS.B, 24.24%, 7/24/27 19,115 18,975
APP-15044155.FP.FTS.B, 20.99%, 7/25/27 18,095 18,100
APP-15024147.FP.FTS.B, 22.99%, 7/25/27 6,791 6,814
APP-14314279.FP.FTS.B, 23.49%, 7/25/27 6,950 6,977
APP-15048932.FP.FTS.B, 11.99%, 7/26/27 14,901 15,142
APP-16899254.FP.FTS.B, 21.74%, 7/26/27 8,530 986
APP-15053109.FP.FTS.B, 11.74%, 7/29/27 17,785 18,034
APP-16318783.FP.FTS.B, 18.99%, 7/30/27 16,771 16,729
APP-15578753.FP.FTS.B, 11.74%, 8/01/27 26,542 26,849
APP-15576948.FP.FTS.B, 12.24%, 8/01/27 31,072 31,433
APP-16690743.FP.FTS.B, 18.49%, 8/01/27 7,293 7,359
APP-15361603.FP.FTS.B, 19.74%, 8/01/27 16,415 16,395
APP-15584134.FP.FTS.B, 12.99%, 8/03/27 23,388 23,640
APP-16724945.FP.FTS.B, 13.99%, 8/03/27 45,970 23,178
APP-16827842.FP.FTS.B, 16.24%, 8/03/27 21,755 22,007
APP-16934495.FP.FTS.B, 13.99%, 8/05/27 14,302 14,284
APP-17031491.FP.FTS.B, 13.99%, 8/05/27 45,337 45,814
APP-17503110.FP.FTS.B, 15.99%, 8/05/27 45,149 45,465
APP-17272402.FP.FTS.B, 21.24%, 8/05/27 29,203 28,944
APP-15682350.FP.FTS.B, 22.24%, 8/05/27 19,053 18,883
APP-15713621.FP.FTS.B, 12.49%, 8/06/27 15,268 15,452
APP-15751991.FP.FTS.B, 12.49%, 8/07/27 13,686 13,852
APP-15422820.FP.FTS.B, 19.24%, 8/07/27 25,054 5,206
APP-15738510.FP.FTS.B, 21.99%, 8/07/27 37,470 37,278
APP-15580065.FP.FTS.B, 25.24%, 8/07/27 13,906 8,693
APP-15763190.FP.FTS.B, 22.24%, 8/08/27 23,154 22,964
APP-15743089.FP.FTS.B, 16.74%, 8/10/27 22,447 22,671
APP-15600789.FP.FTS.B, 22.24%, 8/10/27 6,879 6,888
APP-17112059.FP.FTS.B, 15.24%, 8/11/27 21,149 21,354
APP-15575823.FP.FTS.B, 26.99%, 8/11/27 9,872 2,190
APP-17457181.FP.FTS.B, 16.24%, 8/12/27 9,069 9,169
APP-15231441.FP.FTS.B, 16.99%, 8/12/27 42,515 43,061
APP-17422584.FP.FTS.B, 18.49%, 8/12/27 18,522 18,531
APP-15558741.FP.FTS.B, 19.49%, 8/12/27 34,597 34,748
APP-15307313.FP.FTS.B, 22.24%, 8/12/27 14,630 14,602
APP-15594246.FP.FTS.B, 25.49%, 8/12/27 24,475 24,308
APP-16035258.FP.FTS.B, 13.24%, 8/13/27 11,273 1,296
APP-15576373.FP.FTS.B, 19.24%, 8/13/27 14,060 14,122
APP-15302717.FP.FTS.B, 20.24%, 8/13/27 19,367 19,289
APP-15437840.FP.FTS.B, 20.24%, 8/13/27 14,428 14,370
APP-16046092.FP.FTS.B, 20.49%, 8/13/27 20,252 6,357
APP-16055829.FP.FTS.B, 12.99%, 8/14/27 10,657 10,764
APP-15595170.FP.FTS.B, 15.24%, 8/14/27 45,000 45,684
APP-15805332.FP.FTS.B, 18.74%, 8/14/27 22,351 22,571
APP-15398570.FP.FTS.B, 18.99%, 8/14/27 43,149 43,816
APP-16079598.FP.FTS.B, 20.49%, 8/14/27 18,140 18,182
APP-15459856.FP.FTS.B, 20.74%, 8/14/27 18,676 6,368
APP-16063371.FP.FTS.B, 20.99%, 8/14/27 22,700 22,752
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-15638158.FP.FTS.B, 21.24%, 8/14/27 $ 8,739 $ 8,760
APP-15526033.FP.FTS.B, 21.74%, 8/14/27 18,848 18,767
APP-14058523.FP.FTS.B, 21.99%, 8/14/27 30,106 30,190
APP-15802156.FP.FTS.B, 22.24%, 8/14/27 13,663 13,634
APP-15356967.FP.FTS.B, 22.49%, 8/14/27 46,036 46,085
APP-15460819.FP.FTS.B, 23.24%, 8/14/27 7,074 6,893
APP-15525700.FP.FTS.B, 10.24%, 8/15/27 23,202 23,558
APP-15578534.FP.FTS.B, 11.74%, 8/15/27 27,370 27,737
APP-15398960.FP.FTS.B, 12.99%, 8/15/27 38,281 38,903
APP-15709743.FP.FTS.B, 14.49%, 8/15/27 35,820 36,314
APP-15299307.FP.FTS.B, 14.99%, 8/15/27 26,630 27,042
APP-11750409.FP.FTS.B, 17.99%, 8/15/27 16,236 16,241
APP-15544956.FP.FTS.B, 18.74%, 8/15/27 14,117 14,324
APP-15710954.FP.FTS.B, 18.99%, 8/15/27 28,147 28,270
APP-15598006.FP.FTS.B, 19.74%, 8/15/27 27,409 27,576
APP-15570179.FP.FTS.B, 19.99%, 8/15/27 41,174 41,226
APP-15574568.FP.FTS.B, 20.24%, 8/15/27 27,179 27,207
APP-15702332.FP.FTS.B, 20.24%, 8/15/27 9,113 9,230
APP-15681530.FP.FTS.B, 20.49%, 8/15/27 33,800 3,276
APP-15744959.FP.FTS.B, 20.49%, 8/15/27 32,048 32,194
APP-15585228.FP.FTS.B, 22.24%, 8/15/27 21,177 21,130
APP-15869507.FP.FTS.B, 22.99%, 8/15/27 9,848 9,765
APP-16074588.FP.FTS.B, 23.49%, 8/15/27 13,710 13,644
APP-16075494.FP.FTS.B, 23.49%, 8/15/27 7,315 7,322
APP-15763149.FP.FTS.B, 26.99%, 8/15/27 9,654 9,595
APP-15868809.FP.FTS.B, 12.99%, 8/16/27 30,546 30,960
APP-13337190.FP.FTS.B, 18.99%, 8/16/27 13,217 13,361
APP-13754354.FP.FTS.B, 11.34%, 8/17/27 28,306 28,691
APP-15684113.FP.FTS.B, 20.74%, 8/18/27 20,121 20,206
APP-15602475.FP.FTS.B, 12.49%, 8/19/27 15,800 16,053
APP-15591313.FP.FTS.B, 20.74%, 8/19/27 12,523 12,583
APP-15601188.FP.FTS.B, 21.24%, 8/19/27 44,277 44,510
APP-15697643.FP.FTS.B, 19.24%, 8/20/27 18,293 18,423
APP-15811836.FP.FTS.B, 19.74%, 8/20/27 22,722 22,852
APP-15742698.FP.FTS.B, 20.74%, 8/20/27 18,144 18,151
APP-15745396.FP.FTS.B, 21.24%, 8/20/27 24,620 24,751
APP-15764379.FP.FTS.B, 22.24%, 8/20/27 22,790 7,581
APP-15741986.FP.FTS.B, 12.49%, 8/21/27 28,007 28,438
APP-15737768.FP.FTS.B, 17.74%, 8/21/27 16,090 16,206
APP-15671359.FP.FTS.B, 20.24%, 8/21/27 4,605 1,679
APP-15741019.FP.FTS.B, 20.74%, 8/21/27 18,985 3,965
APP-15602128.FP.FTS.B, 21.74%, 8/21/27 12,319 12,365
APP-15663958.FP.FTS.B, 22.24%, 8/21/27 12,890 12,940
APP-15745269.FP.FTS.B, 22.24%, 8/21/27 14,270 14,275
APP-16024812.FP.FTS.B, 12.99%, 8/22/27 10,694 10,849
APP-15037668.FP.FTS.B, 26.99%, 8/23/27 9,699 9,668
APP-15006613.FP.FTS.B, 23.49%, 8/25/27 7,762 7,760
APP-15038278.FP.FTS.B, 25.99%, 8/25/27 6,361 6,294
APP-14178173.FP.FTS.B, 15.24%, 8/26/27 19,337 19,656
APP-15871509.FP.FTS.B, 20.49%, 8/26/27 16,553 16,676
APP-16071674.FP.FTS.B, 22.49%, 8/26/27 9,660 9,755
APP-15043328.FP.FTS.B, 22.74%, 8/26/27 12,293 12,289
APP-14920951.FP.FTS.B, 23.49%, 8/26/27 7,229 7,233
APP-14977194.FP.FTS.B, 26.99%, 8/26/27 11,071 11,050
APP-16053754.FP.FTS.B, 10.99%, 8/27/27 29,123 29,609
APP-15234987.FP.FTS.B, 16.74%, 8/27/27 26,443 26,859
APP-16061296.FP.FTS.B, 23.49%, 8/27/27 12,928 12,974
APP-16074435.FP.FTS.B, 23.49%, 8/27/27 22,162 22,309

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-12674078.FP.FTS.B, 20.24%, 8/28/27 $ 28,262 $ 28,281
APP-16019364.FP.FTS.B, 20.99%, 8/28/27 26,769 26,792
APP-16813915.FP.FTS.B, 19.99%, 9/04/27 18,361 18,514
APP-16893024.FP.FTS.B, 19.99%, 9/04/27 14,909 7,713
APP-17103722.FP.FTS.B, 9.74%, 9/06/27 . 4,462 4,514
APP-17244225.FP.FTS.B, 9.49%, 9/09/27 . 18,783 19,019
APP-17250115.FP.FTS.B, 9.74%, 9/09/27 . 6,697 6,781
APP-17398424.FP.FTS.B, 18.24%, 9/12/27 9,057 9,004
APP-17433516.FP.FTS.B, 20.49%, 9/12/27 22,943 22,934
APP-14346312.FP.FTS.B, 11.74%, 9/13/27 19,195 19,441
APP-17455190.FP.FTS.B, 12.74%, 9/13/27 44,975 45,463
APP-17430483.FP.FTS.B, 12.99%, 9/13/27 23,797 24,082
APP-17450366.FP.FTS.B, 21.24%, 9/13/27 10,945 10,922
APP-16817244.FP.FTS.B, 18.24%, 9/14/27 45,917 46,521
APP-15589159.FP.FTS.B, 26.74%, 9/14/27 16,107 15,995
APP-17144021.FP.FTS.B, 12.99%, 9/15/27 20,719 20,981
APP-16652517.FP.FTS.B, 14.24%, 9/15/27 18,138 18,372
APP-16847088.FP.FTS.B, 18.24%, 9/15/27 9,189 9,213
APP-17462032.FP.FTS.B, 20.49%, 9/15/27 14,486 14,616
APP-15593379.FP.FTS.B, 24.74%, 9/15/27 7,513 7,497
APP-15584156.FP.FTS.B, 26.99%, 9/15/27 10,720 10,750
APP-17507239.FP.FTS.B, 16.24%, 9/16/27 19,994 20,223
APP-16120987.FP.FTS.B, 17.99%, 9/16/27 14,230 14,307
APP-16896117.FP.FTS.B, 23.99%, 9/16/27 8,403 8,387
APP-16906029.FP.FTS.B, 17.74%, 9/17/27 9,661 9,821
APP-16901085.FP.FTS.B, 22.49%, 9/17/27 16,753 16,836
APP-14132105.FP.FTS.B, 22.99%, 9/17/27 27,942 27,846
APP-16806378.FP.FTS.B, 23.49%, 9/17/27 25,663 25,725
APP-16119812.FP.FTS.B, 21.74%, 9/18/27 21,113 21,177
APP-15651111.FP.FTS.B, 24.99%, 9/18/27 22,135 22,074
APP-16599721.FP.FTS.B, 13.49%, 9/19/27 17,165 17,415
APP-17029315.FP.FTS.B, 14.49%, 9/19/27 28,706 29,158
APP-16335329.FP.FTS.B, 11.24%, 9/20/27 16,801 17,064
APP-17023882.FP.FTS.B, 13.24%, 9/20/27 12,923 13,131
APP-14122876.FP.FTS.B, 23.49%, 9/20/27 32,573 32,500
APP-15706743.FP.FTS.B, 24.24%, 9/20/27 9,254 9,285
APP-15738048.FP.FTS.B, 24.99%, 9/20/27 19,515 19,456
APP-15718443.FP.FTS.B, 26.99%, 9/20/27 23,315 23,254
APP-17185981.FP.FTS.B, 11.99%, 9/21/27 30,721 3,357
APP-17104731.FP.FTS.B, 13.49%, 9/21/27 17,230 17,493
APP-15601763.FP.FTS.B, 24.24%, 9/21/27 10,691 10,733
APP-15754577.FP.FTS.B, 24.24%, 9/21/27 11,017 1,039
APP-15757316.FP.FTS.B, 24.99%, 9/21/27 19,539 19,516
APP-15593978.FP.FTS.B, 26.74%, 9/21/27 14,674 14,645
APP-15723564.FP.FTS.B, 26.99%, 9/21/27 7,452 7,437
APP-15725666.FP.FTS.B, 26.99%, 9/21/27 7,001 6,997
APP-15758289.FP.FTS.B, 26.99%, 9/21/27 9,801 9,784
APP-17193229.FP.FTS.B, 11.99%, 9/22/27 13,545 13,751
APP-17221012.FP.FTS.B, 15.24%, 9/22/27 23,432 23,767
APP-15432924.FP.FTS.B, 18.99%, 9/23/27 21,350 21,471
APP-13628761.FP.FTS.B, 20.99%, 9/23/27 16,635 16,735
APP-17458369.FP.FTS.B, 14.49%, 9/25/27 8,467 8,604
APP-17362213.FP.FTS.B, 18.49%, 9/25/27 18,379 18,502
APP-17450170.FP.FTS.B, 20.24%, 9/25/27 40,346 40,550
APP-17482899.FP.FTS.B, 20.49%, 9/25/27 16,154 16,329
APP-17493809.FP.FTS.B, 20.49%, 9/25/27 16,362 16,591
APP-17329208.FP.FTS.B, 20.99%, 9/25/27 16,329 16,444
APP-17418426.FP.FTS.B, 18.99%, 9/26/27 22,794 22,960
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-17489430.FP.FTS.B, 8.49%, 9/27/27 . $ 23,489 $ 23,857
APP-15069494.FP.FTS.B, 11.99%, 9/27/27 14,559 14,816
APP-17458150.FP.FTS.B, 18.99%, 9/27/27 36,854 37,409
APP-16932202.FP.FTS.B, 25.49%,
10/17/27 .......................... 9,812 960
APP-14057430.FP.FTS.B, 14.09%,
10/29/27 .......................... 24,388 24,713
APP-15576572.FP.FTS.B, 20.74%, 11/11/27 18,723 11,598
APP-15634817.FP.FTS.B, 25.24%, 11/12/27 16,174 16,100
APP-14194987.FP.FTS.B, 20.49%, 11/18/27 23,156 23,192
APP-15589795.FP.FTS.B, 18.74%,
12/15/27 .......................... 18,990 19,183
APP-16637613.FP.FTS.B, 19.99%,
12/16/27 .......................... 12,929 12,976
APP-15590969.FP.FTS.B, 20.49%, 2/29/28 30,147 30,118
15,329,838
LendingClub Corp.
140563373.LC.FTS.B, 19.92%, 9/19/23 ... 2,835 2,839
139794780.LC.FTS.B, 20.89%, 10/01/23 .. 1,830 1,832
141248487.LC.FTS.B, 22.35%, 10/02/23 .. 1,137 1,130
141355465.LC.FTS.B, 12.73%, 10/04/23 .. 2,615 2,585
140103085.LC.FTS.B, Zero Cpn, 10/05/23 2,827 –
141403690.LC.FTS.B, 18.94%, 10/05/23 .. 4,480 4,459
141374572.LC.FTS.B, 27.27%, 10/05/23 .. 2,044 2,049
141363707.LC.FTS.B, 12.73%, 10/15/23 .. 3,138 3,103
142148879.LC.FTS.B, 20.89%, 10/18/23 .. 3,432 3,457
142086634.LC.FTS.B, 12.73%, 10/19/23 .. 4,551 4,501
142075506.LC.FTS.B, 26.31%, 10/19/23 .. 4,023 4,043
141783977.LC.FTS.B, 12.73%, 10/20/23 .. 4,054 4,010
142298949.LC.FTS.B, 14.47%, 10/24/23 .. 4,735 4,716
141649491.LC.FTS.B, 19.92%, 10/24/23 .. 5,245 5,281
141082564.LC.FTS.B, 11.06%, 10/25/23 .. 2,531 2,498
142149600.LC.FTS.B, 11.06%, 10/25/23 .. 1,898 1,876
142527519.LC.FTS.B, 16.91%, 10/25/23 .. 4,965 4,933
141269019.LC.FTS.B, 19.92%, 10/25/23 .. 2,247 2,264
141422940.LC.FTS.B, 20.89%, 10/25/23 .. 3,355 3,388
142579027.LC.FTS.B, 16.14%, 10/26/23 .. 1,676 1,669
142829106.LC.FTS.B, 10.08%, 10/30/23 .. 2,881 2,843
142225547.LC.FTS.B, 20.89%, 10/30/23 .. 3,747 3,744
142579350.LC.FTS.B, 20.89%, 10/30/23 .. 1,763 1,764
142456892.LC.FTS.B, 11.55%, 11/02/23 .. 5,282 5,196
143063671.LC.FTS.B, 10.72%, 11/13/23 .. 2,507 2,475
143378025.LC.FTS.B, 8.81%, 11/14/23 ... 5,620 5,576
143428192.LC.FTS.B, 11.8%, 11/14/23 ... 1,788 1,764
142640425.LC.FTS.B, 10.47%, 11/16/23 .. 2,469 2,436
143835362.LC.FTS.B, 18.94%, 11/19/23 .. 4,771 4,781
142526281.LC.FTS.B, 14.47%, 11/21/23 .. 6,915 5,584
143411489.LC.FTS.B, Zero Cpn, 11/23/23 6,903 –
143453403.LC.FTS.B, 10.33%, 11/26/23 .. 2,317 2,291
144173279.LC.FTS.B, 10.72%, 11/28/23 .. 4,282 4,228
144230589.LC.FTS.B, 12.98%, 11/28/23 .. 5,202 5,122
144195034.LC.FTS.B, 19.92%, 11/28/23 .. 2,359 2,352
144228163.LC.FTS.B, 14.47%, 11/29/23 .. 3,565 3,524
143073416.LC.FTS.B, 19.92%, 11/29/23 .. 4,322 4,302
144128930.LC.FTS.B, 10.72%, 11/30/23 .. 2,158 2,125
144026346.LC.FTS.B, 17.97%, 11/30/23 .. 5,190 5,230
144280900.LC.FTS.B, 17.97%, 12/04/23 .. 5,000 4,977

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
144473095.LC.FTS.B, 18.94%, 12/04/23 .. $ 2,373 $ 1,000
144492132.LC.FTS.B, 18.94%, 12/06/23 .. 3,164 3,147
144556102.LC.FTS.B, 18.94%, 12/06/23 .. 1,482 1,474
143737299.LC.FTS.B, 15.02%, 12/18/23 .. 4,743 3,816
145295088.LC.FTS.B, 10.72%, 12/21/23 .. 1,860 1,833
145216495.LC.FTS.B, 11.8%, 12/21/23 ... 1,696 1,670
145263254.LC.FTS.B, 11.8%, 12/21/23 ... 2,289 2,254
145296187.LC.FTS.B, 12.98%, 12/21/23 .. 3,745 3,694
145611420.LC.FTS.B, 10.72%, 12/31/23 .. 3,716 3,653
145280246.LC.FTS.B, 20.89%, 12/31/23 .. 2,225 2,224
145642678.LC.FTS.B, Zero Cpn, 1/02/24 . 4,225 –
145183021.LC.FTS.B, 10.33%, 1/03/24 ... 4,616 4,541
145710063.LC.FTS.B, 10.72%, 1/03/24 ... 4,093 4,030
146037087.LC.FTS.B, 12.98%, 1/10/24 ... 2,911 2,864
144986124.LC.FTS.B, 17.97%, 1/14/24 ... 4,243 4,248
146449830.LC.FTS.B, 11.8%, 1/23/24 .... 2,278 2,238
146360497.LC.FTS.B, 12.98%, 1/23/24 ... 6,054 5,960
146570696.LC.FTS.B, 14.47%, 1/23/24 ... 3,917 3,867
145950191.LC.FTS.B, 18.94%, 1/23/24 ... 4,639 4,641
146382976.LC.FTS.B, 16.91%, 1/24/24 ... 4,166 4,119
146822604.LC.FTS.B, 17.97%, 1/25/24 ... 2,130 2,134
146347023.LC.FTS.B, Zero Cpn, 1/29/24 . 6,174 –
146986250.LC.FTS.B, 10.72%, 1/29/24 ... 5,144 5,042
146951890.LC.FTS.B, 12.98%, 1/30/24 ... 2,572 2,522
146832728.LC.FTS.B, 15.02%, 1/30/24 ... 2,223 2,179
146154250.LC.FTS.B, 17.97%, 1/30/24 ... 3,350 3,315
147059235.LC.FTS.B, 15.02%, 1/31/24 ... 4,442 4,355
146171882.LC.FTS.B, 17.97%, 2/05/24 ... 2,950 2,931
144718606.LC.FTS.B, 17.97%, 2/10/24 ... 8,207 8,160
147312249.LC.FTS.B, 11.8%, 2/18/24 .... 8,396 8,236
147424780.LC.FTS.B, 19.92%, 2/20/24 ... 1,969 1,968
145533215.LC.FTS.B, 11.8%, 2/29/24 .... 5,038 4,910
148255751.LC.FTS.B, 12.4%, 3/05/24 ... 3,484 3,416
148398539.LC.FTS.B, 15.57%, 3/05/24 ... 884 873
148465404.LC.FTS.B, 17.97%, 3/06/24 ... 5,114 5,074
148594665.LC.FTS.B, 17.19%, 3/11/24 ... 2,778 2,726
148704813.LC.FTS.B, 13.9%, 3/12/24 ... 8,347 8,219
148710415.LC.FTS.B, 20%, 3/12/24 ..... 9,251 9,201
148165215.LC.FTS.B, 15.57%, 3/15/24 ... 8,433 6,644
148285066.LC.FTS.B, 17.97%, 3/15/24 ... 8,844 8,831
143646902.LC.FTS.B, 13.56%, 3/16/24 ... 3,470 3,439
148729378.LC.FTS.B, 15.57%, 3/16/24 ... 3,103 3,066
148686543.LC.FTS.B, 16.4%, 3/16/24 ... 6,255 6,144
146454152.LC.FTS.B, 16.14%, 3/18/24 ... 3,678 3,599
148912242.LC.FTS.B, 20%, 3/18/24 ..... 7,400 7,399
148124381.LC.FTS.B, 16.4%, 3/23/24 ... 9,309 9,155
149314316.LC.FTS.B, 10.33%, 3/26/24 ... 2,947 2,881
149281358.LC.FTS.B, 12.4%, 3/26/24 ... 5,651 5,546
149315507.LC.FTS.B, 13.08%, 3/26/24 ... 4,701 4,616
149128960.LC.FTS.B, 10.33%, 4/01/24 ... 6,077 5,948
148529602.LC.FTS.B, 15.57%, 4/01/24 ... 2,680 2,618
149673312.LC.FTS.B, 14.74%, 4/03/24 ... 2,624 2,573
150025532.LC.FTS.B, 15.57%, 4/10/24 ... 7,983 7,835
150130575.LC.FTS.B, 13.9%, 4/12/24 ... 10,348 10,169
150116474.LC.FTS.B, 20%, 4/12/24 ..... 3,646 3,634
150114171.LC.FTS.B, 16.4%, 4/15/24 .... 6,470 6,356
150196309.LC.FTS.B, 17.97%, 4/15/24 ... 3,876 3,864
150114686.LC.FTS.B, 13.9%, 4/16/24 .... 2,587 2,543
Description
Principal
Amount Value
LendingClub Corp. (continued)
150302648.LC.FTS.B, 15.57%, 4/17/24 ... $ 5,322 $ 5,230
142542297.LC.FTS.B, 11.55%, 4/21/24 ... 4,837 3,872
150457673.LC.FTS.B, 20%, 4/22/24 ..... 5,720 5,717
150622391.LC.FTS.B, 13.9%, 4/23/24 ... 6,467 6,367
150627709.LC.FTS.B, 20%, 4/23/24 ..... 4,290 4,290
150850415.LC.FTS.B, 12.4%, 4/30/24 ... 4,364 4,258
150851475.LC.FTS.B, 20%, 5/08/24 ..... 7,072 2,870
151444001.LC.FTS.B, 14.74%, 5/09/24 ... 3,391 3,321
151467501.LC.FTS.B, 20%, 5/09/24 ..... 6,539 6,496
150332126.LC.FTS.B, 16.4%, 5/10/24 ... 5,862 5,725
151545441.LC.FTS.B, 17.97%, 5/10/24 ... 612 606
151690420.LC.FTS.B, 17.97%, 5/23/24 ... 5,148 5,118
152159254.LC.FTS.B, Zero Cpn, 5/24/24 . 10,969 –
152303972.LC.FTS.B, Zero Cpn, 5/24/24 . 14,069 –
151495173.LC.FTS.B, 12.4%, 5/24/24 ... 6,183 6,052
151810309.LC.FTS.B, 13.08%, 5/24/24 ... 5,497 5,380
151897315.LC.FTS.B, 20%, 5/25/24 ..... 5,627 5,602
151979821.LC.FTS.B, 13.9%, 5/28/24 ... 5,995 5,832
147890443.LC.FTS.B, 11.02%, 6/05/24 ... 12,370 12,015
152765318.LC.FTS.B, 17.19%, 6/11/24 ... 4,718 4,609
152970058.LC.FTS.B, 13.08%, 6/12/24 ... 11,190 10,922
153172761.LC.FTS.B, 16.12%, 6/12/24 ... 6,186 6,060
143514004.LC.FTS.B, 11.8%, 6/14/24 .... 3,249 3,160
149882426.LC.FTS.B, 12.4%, 6/15/24 ... 6,326 6,151
150392604.LC.FTS.B, 17.97%, 6/18/24 ... 10,854 10,688
153720322.LC.FTS.B, 12.4%, 6/20/24 ... 6,115 5,972
153211777.LC.FTS.B, 15.24%, 6/20/24 ... 3,202 3,134
153987117.LC.FTS.B, 12.4%, 6/24/24 .... 6,129 5,987
152550358.LC.FTS.B, 14.74%, 6/24/24 ... 4,538 4,446
153754650.LC.FTS.B, 16.95%, 6/27/24 ... 6,962 6,826
154462977.LC.FTS.B, 16.12%, 7/01/24 ... 3,292 3,211
154940690.LC.FTS.B, 16.12%, 7/09/24 ... 8,750 8,547
150616815.LC.FTS.B, 17.97%, 7/09/24 ... 4,597 4,501
154267934.LC.FTS.B, 14.3%, 7/15/24 ... 12,261 11,964
155232104.LC.FTS.B, 17.74%, 7/15/24 ... 3,375 3,300
154935107.LC.FTS.B, 20%, 7/15/24 ..... 3,361 3,325
150328755.LC.FTS.B, 13.08%, 7/17/24 ... 3,413 3,313
155164991.LC.FTS.B, 15.24%, 7/18/24 ... 12,976 12,702
148905494.LC.FTS.B, 16.4%, 7/18/24 ... 6,975 848
155579797.LC.FTS.B, 17.74%, 7/19/24 ... 7,448 7,269
154020911.LC.FTS.B, 16.95%, 7/22/24 ... 6,669 6,532
155717890.LC.FTS.B, 15.24%, 7/23/24 ... 3,247 3,181
154994847.LC.FTS.B, 14.3%, 7/25/24 ... 3,494 3,416
151707588.LC.FTS.B, 14.74%, 7/29/24 ... 7,476 7,218
155334080.LC.FTS.B, 16.12%, 7/29/24 ... 14,143 13,729
155246628.LC.FTS.B, 17.74%, 7/30/24 ... 3,925 3,808
156078988.LC.FTS.B, 17.74%, 7/30/24 ... 8,934 8,692
156134234.LC.FTS.B, 17.74%, 7/30/24 ... 3,573 3,476
155823373.LC.FTS.B, 15.24%, 7/31/24 ... 10,595 10,310
155931737.LC.FTS.B, 17.74%, 8/01/24 ... 9,124 8,879
148318987.LC.FTS.B, 10%, 8/07/24 ..... 4,119 3,238
156198752.LC.FTS.B, 16.95%, 8/10/24 ... 5,373 5,238
156287957.LC.FTS.B, 14.3%, 8/11/24 .... 12,879 12,533
156793211.LC.FTS.B, 16.95%, 8/12/24 ... 7,772 7,580
157194796.LC.FTS.B, 15.24%, 8/19/24 ... 13,772 13,452
157178824.LC.FTS.B, 16.12%, 8/20/24 ... 4,187 4,090
146385161.LC.FTS.B, 18.94%, 8/22/24 ... 9,015 8,828
153537119.LC.FTS.B, 16.12%, 8/25/24 ... 3,383 3,307

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. (continued)
157513361.LC.FTS.B, 12.4%, 8/26/24 ... $ 9,884 $ 9,622
157472465.LC.FTS.B, 16.12%, 8/26/24 ... 4,187 4,095
156805347.LC.FTS.B, 17.74%, 8/26/24 ... 6,124 5,977
156982194.LC.FTS.B, 14.3%, 8/27/24 ... 5,341 5,227
157328472.LC.FTS.B, 14.3%, 8/27/24 ... 7,748 7,514
157585737.LC.FTS.B, 15.24%, 8/28/24 ... 5,936 5,790
157148290.LC.FTS.B, 14.3%, 8/29/24 ... 8,973 8,693
157600114.LC.FTS.B, 16.95%, 8/29/24 ... 3,733 3,616
156938647.LC.FTS.B, 16.12%, 8/31/24 ... 12,456 12,061
158081866.LC.FTS.B, 16.12%, 9/05/24 ... 10,314 10,026
158175447.LC.FTS.B, 17.74%, 9/10/24 ... 13,200 12,841
157148207.LC.FTS.B, 17.74%, 9/11/24 ... 6,035 5,881
157912310.LC.FTS.B, 17.74%, 9/16/24 ... 6,838 6,647
158272069.LC.FTS.B, 17.74%, 9/18/24 ... 7,162 6,963
159010378.LC.FTS.B, 17.74%, 9/19/24 ... 9,024 8,778
154841821.LC.FTS.B, 16.12%, 9/22/24 ... 7,936 7,678
157396742.LC.FTS.B, 15.24%, 9/23/24 ... 12,877 12,534
155360790.LC.FTS.B, 15.24%, 9/25/24 ... 6,059 5,866
157742410.LC.FTS.B, 6%, 9/28/24 ...... 4,457 4,163
150551318.LC.FTS.B, 20%, 9/29/24 ..... 11,122 10,984
159435722.LC.FTS.B, 12.4%, 9/30/24 ... 7,338 7,106
159372853.LC.FTS.B, 13.08%, 10/01/24 .. 7,785 7,537
150161543.LC.FTS.B, 14.74%, 10/11/24 .. 9,230 8,901
156927320.LC.FTS.B, 16.12%, 10/16/24 .. 8,821 1,576
160079994.LC.FTS.B, 13.08%, 10/17/24 .. 11,170 10,816
150241560.LC.FTS.B, 20%, 10/21/24 .... 4,059 3,992
160529999.LC.FTS.B, 16.95%, 10/22/24 .. 4,913 3,803
160490410.LC.FTS.B, 15.24%, 10/25/24 .. 15,306 14,909
142083793.LC.FTS.B, 24.37%, 10/25/24 .. 6,347 6,161
148711863.LC.FTS.B, 16.4%, 10/27/24 ... 3,984 3,860
161573592.LC.FTS.B, 12.4%, 11/07/24 ... 8,142 7,872
154797502.LC.FTS.B, 16.12%, 11/09/24 .. 5,663 5,477
161593900.LC.FTS.B, 13.08%, 11/12/24 .. 2,059 1,989
161740410.LC.FTS.B, 17.74%, 11/14/24 .. 8,365 8,112
158052058.LC.FTS.B, 14.3%, 11/18/24 ... 4,623 4,450
162085568.LC.FTS.B, 16.95%, 11/19/24 .. 8,225 7,965
161519546.LC.FTS.B, 13.08%, 11/20/24 .. 16,752 2,900
162054102.LC.FTS.B, 14.3%, 11/20/24 ... 9,530 9,232
162329802.LC.FTS.B, 20.55%, 11/26/24 .. 6,473 6,396
155404759.LC.FTS.B, 12.4%, 11/29/24 ... 3,986 3,844
161925646.LC.FTS.B, Zero Cpn, 11/30/24 8,261 –
144940694.LC.FTS.B, 11.8%, 11/30/24 ... 7,918 7,586
158914371.LC.FTS.B, 16.12%, 11/30/24 .. 12,755 12,130
162770667.LC.FTS.B, 11.02%, 12/04/24 .. 10,923 10,541
162767538.LC.FTS.B, 12.4%, 12/04/24 ... 6,056 5,843
161969346.LC.FTS.B, 20.55%, 12/05/24 .. 4,506 4,406
162981224.LC.FTS.B, 20.55%, 12/10/24 .. 6,308 6,177
145998409.LC.FTS.B, 12.98%, 12/14/24 .. 6,278 6,042
148849654.LC.FTS.B, Zero Cpn, 12/15/24 6,346 6,121
163112532.LC.FTS.B, 14.3%, 12/16/24 ... 6,673 6,443
163046946.LC.FTS.B, 15.24%, 12/16/24 .. 8,401 8,130
163060788.LC.FTS.B, 13.08%, 12/17/24 .. 8,152 7,875
153895344.LC.FTS.B, 13.08%, 12/20/24 .. 11,868 11,452
163411239.LC.FTS.B, 13.08%, 12/20/24 .. 6,114 5,908
163604356.LC.FTS.B, 16.95%, 12/20/24 .. 11,425 11,067
151324492.LC.FTS.B, 20%, 12/20/24 .... 6,626 6,473
163583417.LC.FTS.B, 20.55%, 12/23/24 .. 4,208 4,134
162845037.LC.FTS.B, 17.74%, 12/24/24 .. 7,442 7,175
Description
Principal
Amount Value
LendingClub Corp. (continued)
160896111.LC.FTS.B, 14.3%, 12/25/24 ... $ 2,267 $ 2,231
148932528.LC.FTS.B, 17.19%, 12/25/24 .. 9,508 9,184
164220289.LC.FTS.B, 16.95%, 1/02/25 ... 9,116 8,777
161662827.LC.FTS.B, 20.55%, 1/12/25 ... 3,086 3,031
164731071.LC.FTS.B, 18.62%, 1/13/25 ... 4,582 4,480
165056556.LC.FTS.B, 20.55%, 1/17/25 ... 7,487 7,334
164591978.LC.FTS.B, 12.4%, 1/21/25 ... 10,545 10,171
165397300.LC.FTS.B, 14.3%, 1/22/25 ... 4,599 4,447
165469392.LC.FTS.B, 14.3%, 1/23/25 ... 4,273 4,134
164059283.LC.FTS.B, 17.74%, 1/23/25 ... 2,707 2,652
165808132.LC.FTS.B, 20.55%, 1/29/25 ... 5,252 5,091
165938778.LC.FTS.B, 20.55%, 2/03/25 ... 5,854 5,688
165780834.LC.FTS.B, 13.08%, 2/05/25 ... 6,387 6,143
155027113.LC.FTS.B, 17.97%, 2/10/25 ... 9,135 8,832
166250533.LC.FTS.B, 17.74%, 2/15/25 ... 4,729 4,547
166781902.LC.FTS.B, 13.08%, 2/18/25 ... 6,656 6,408
166943124.LC.FTS.B, 15.24%, 2/20/25 ... 4,470 4,312
165810247.LC.FTS.B, 18.62%, 2/24/25 ... 6,828 6,593
166773880.LC.FTS.B, 10.33%, 2/28/25 ... 8,978 8,609
167785877.LC.FTS.B, 15.24%, 3/04/25 ... 14,234 13,612
168256441.LC.FTS.B, 17.74%, 3/13/25 ... 14,680 14,101
167908793.LC.FTS.B, 14.3%, 3/16/25 ... 5,584 5,361
168305153.LC.FTS.B, 13.08%, 3/20/25 ... 11,501 1,379
167744357.LC.FTS.B, 14.3%, 3/23/25 ... 7,851 7,517
165296350.LC.FTS.B, 13.08%, 3/27/25 ... 20,972 3,679
143917879.LC.FTS.B, 16.91%, 3/29/25 ... 12,748 –
149957207.LC.FTS.B, 17.19%, 4/09/25 ... 15,000 14,239
162782888.LC.FTS.B, 16.95%, 5/25/25 ... 17,708 16,945
164040576.LC.FTS.B, 13.08%, 7/12/25 ... 14,467 1,693
159782705.LC.FTS.B, 17.74%, 8/13/25 ... 19,726 18,638
165650569.LC.FTS.B, 13.08%, 9/30/25 ... 17,071 754
149399946.LC.FTS.B, 20%, 10/09/25 .... 17,018 16,086
154080835.LC.FTS.B, 16.95%, 10/15/25 .. 12,887 –
158336156.LC.FTS.B, 17.74%, 9/23/32 ... 1,778 1,750
160928296.LC.FTS.B, 17.74%, 10/29/32 .. 1,544 1,552
162174058.LC.FTS.B, 18.62%, 11/20/32 .. 4,345 4,317
162565626.LC.FTS.B, 16.95%, 12/27/32 .. 1,961 850
163835974.LC.FTS.B, 20.55%, 12/27/32 .. 903 881
166686897.LC.FTS.B, 12.4%, 2/14/33 ... 4,236 334
166785571.LC.FTS.B, 11.71%, 2/18/33 ... 3,325 3,269
162767581.LC.FTS.B, Zero Cpn, 4/04/33 . 337 16
167581364.LC.FTS.B, 17.74%, 5/12/33 ... 551 548
165101135.LC.FTS.B, 16.95%, 5/22/33 ... 82 82
166629231.LC.FTS.B, Zero Cpn, 5/26/33 . 336 32
1,367,190
LendingClub Corp. - LCX
166112715.LC.FTS.B, 16.95%, 10/20/23 .. 4,233 3,345
151384503.LC.FTS.B, Zero Cpn, 5/10/24 . 12,529 –
151548915.LC.FTS.B, 10.33%, 5/10/24 ... 2,622 2,580
151286105.LC.FTS.B, 11.71%, 5/10/24 ... 8,057 7,928
151948521.LC.FTS.B, 17.97%, 5/31/24 ... 3,815 3,834
155815338.LC.FTS.B, 14.3%, 7/25/24 ... 3,551 3,518
155872968.LC.FTS.B, 14.3%, 7/25/24 ... 4,800 4,758
155883207.LC.FTS.B, 15.24%, 7/25/24 ... 4,140 4,105
155893259.LC.FTS.B, 15.24%, 7/25/24 ... 11,367 11,269
155929091.LC.FTS.B, 15.24%, 7/25/24 ... 4,871 4,829
155673715.LC.FTS.B, 16.12%, 7/25/24 ... 11,202 11,106

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
156008127.LC.FTS.B, 14.3%, 7/26/24 ... $ 12,800 $ 12,692
155501571.LC.FTS.B, 16.95%, 7/26/24 ... 12,005 11,904
155931876.LC.FTS.B, 16.95%, 7/26/24 ... 8,749 365
156010180.LC.FTS.B, 17.74%, 7/26/24 ... 5,882 5,814
153882991.LC.FTS.B, 14.3%, 7/31/24 ... 6,518 6,384
155970724.LC.FTS.B, 16.95%, 7/31/24 ... 4,291 4,202
156540264.LC.FTS.B, 14.3%, 9/06/24 ... 9,248 3,508
156777322.LC.FTS.B, 16.12%, 9/09/24 ... 4,879 872
158294506.LC.FTS.B, 16.12%, 9/09/24 ... 4,420 4,353
158749928.LC.FTS.B, 15.24%, 9/24/24 ... 4,020 3,963
158302406.LC.FTS.B, 17.74%, 9/25/24 ... 9,391 9,283
158297432.LC.FTS.B, 15.24%, 11/09/24 .. 9,309 9,096
158338447.LC.FTS.B, 16.12%, 11/17/24 .. 14,527 14,179
162127861.LC.FTS.B, 12.4%, 11/19/24 ... 4,047 3,812
155887487.LC.FTS.B, 15.24%, 12/25/24 .. 5,257 453
154670467.LC.FTS.B, 16.12%, 12/31/24 .. 4,714 4,579
153303203.LC.FTS.B, 28.8%, 1/09/25 ... 7,497 (128)
156001816.LC.FTS.B, 16.12%, 1/12/25 ... 6,511 6,372
163084513.LC.FTS.B, 18.62%, 1/21/25 ... 4,583 4,501
165130966.LC.FTS.B, 20.55%, 1/21/25 ... 2,347 2,315
165148027.LC.FTS.B, 20.55%, 1/21/25 ... 9,411 9,283
165276233.LC.FTS.B, 20.55%, 1/21/25 ... 9,861 9,692
165396953.LC.FTS.B, 11.02%, 1/22/25 ... 13,198 12,757
164959517.LC.FTS.B, 18.62%, 1/25/25 ... 4,623 4,525
164300242.LC.FTS.B, 16.12%, 1/31/25 ... 17,176 16,526
165919458.LC.FTS.B, 15.24%, 2/03/25 ... 18,261 17,580
165905919.LC.FTS.B, 16.12%, 2/03/25 ... 12,888 12,402
166100453.LC.FTS.B, 14.3%, 2/05/25 ... 18,038 17,375
166217551.LC.FTS.B, 8.19%, 2/07/25 ... 13,274 12,553
166045110.LC.FTS.B, Zero Cpn, 2/19/25 . 15,190 1,446
167192844.LC.FTS.B, 23.05%, 2/24/25 ... 11,891 11,355
167466474.LC.FTS.B, 11.02%, 2/27/25 ... 9,925 9,143
167085834.LC.FTS.B, 12.4%, 2/28/25 ... 10,521 9,448
163582275.LC.FTS.B, 16.12%, 2/28/25 ... 10,180 8,924
166101353.LC.FTS.B, 20.55%, 2/28/25 ... 3,036 2,666
168045027.LC.FTS.B, 14.3%, 3/15/25 ... 6,561 6,033
168273324.LC.FTS.B, 18.62%, 3/17/25 ... 7,888 7,220
164935272.LC.FTS.B, 20.55%, 3/21/25 ... 18,067 17,483
168585809.LC.FTS.B, 15.24%, 3/24/25 ... 5,041 4,575
167746704.LC.FTS.B, 16.12%, 3/28/25 ... 15,243 13,950
165378648.LC.FTS.B, 11.02%, 3/31/25 ... 18,303 17,472
167808300.LC.FTS.B, 13.08%, 4/14/25 ... 6,228 5,576
166908304.LC.FTS.B, 15.24%, 4/18/25 ... 13,236 11,743
166949020.LC.FTS.B, 16.12%, 4/19/25 ... 8,917 6,244
165108708.LC.FTS.B, 20.55%, 10/15/25 .. 15,908 12,177
155128973.LC.FTS.B, 15.24%, 10/25/25 .. 16,154 15,455
167601650.LC.FTS.B, 16.12%, 2/02/26 ... 9,021 7,945
164610022.LC.FTS.B, 5%, 1/17/33 ...... 3,287 2,554
166140806.LC.FTS.B, Zero Cpn, 2/05/33 . 3,114 288
167087629.LC.FTS.B, 16.95%, 2/28/33 ... 5,084 4,845
166083169.LC.FTS.B, Zero Cpn, 4/27/33 . 2,521 230
167427040.LC.FTS.B, 10.33%, 4/27/33 ... 540 537
167476094.LC.FTS.B, 17.74%, 4/28/33 ... 1,231 1,214
155983239.LC.FTS.B, 14.3%, 5/09/33 ... 14,360 14,008
161665297.LC.FTS.B, 11.71%, 5/12/33 ... 582 29
166679234.LC.FTS.B, 15.24%, 5/14/33 ... 572 567
166931707.LC.FTS.B, 15.24%, 5/19/33 ... 381 379
164999071.LC.FTS.B, 18.62%, 5/22/33 ... 177 179
Description
Principal
Amount Value
LendingClub Corp. - LCX (continued)
163851574.LC.FTS.B, 16.12%, 5/25/33 ... $ 1,330 $ 1,312
473,481
LendingClub Corp. - LCX PM
188248955.LC.FTS.B, 19.49%, 4/12/25 ... 15,933 15,724
188123636.LC.FTS.B, 20.79%, 4/13/25 ... 15,230 14,735
188396824.LC.FTS.B, 23.99%, 4/18/25 ... 5,055 4,024
188336152.LC.FTS.B, 23.99%, 4/19/25 ... 14,840 14,674
188581186.LC.FTS.B, 14.49%, 4/21/25 ... 17,121 16,769
187760587.LC.FTS.B, 15.99%, 4/21/25 ... 9,334 9,300
188588570.LC.FTS.B, 16.29%, 4/21/25 ... 3,235 3,190
188585972.LC.FTS.B, 19.44%, 4/21/25 ... 13,826 13,663
188593902.LC.FTS.B, 21.49%, 4/21/25 ... 14,693 14,680
188611568.LC.FTS.B, 23.99%, 4/21/25 ... 2,374 2,392
188686293.LC.FTS.B, 15%, 4/22/25 ..... 7,894 6,543
188631141.LC.FTS.B, 18.19%, 4/22/25 ... 28,989 28,987
188664382.LC.FTS.B, 21.49%, 4/22/25 ... 8,816 8,810
188534183.LC.FTS.B, 22.99%, 4/22/25 ... 2,592 2,602
188654930.LC.FTS.B, 24.79%, 4/22/25 ... 4,466 4,504
188635054.LC.FTS.B, 16.99%, 4/24/25 ... 8,466 8,439
188592862.LC.FTS.B, 20.49%, 4/24/25 ... 5,257 5,238
188595363.LC.FTS.B, 20.99%, 4/27/25 ... 10,997 10,964
188053341.LC.FTS.B, 6%, 4/08/27 ...... 5,413 5,372
187991007.LC.FTS.B, 17.19%, 4/08/27 ... 5,171 5,038
188037917.LC.FTS.B, 22.49%, 4/08/27 ... 11,590 11,135
188072484.LC.FTS.B, 22.49%, 4/08/27 ... 6,761 6,577
187457590.LC.FTS.B, 26.79%, 4/08/27 ... 5,334 5,379
187514926.LC.FTS.B, 23.49%, 4/11/27 ... 6,992 6,915
188122973.LC.FTS.B, 23.49%, 4/11/27 ... 29,074 28,391
188256153.LC.FTS.B, 18.99%, 4/12/27 ... 5,205 5,114
188186124.LC.FTS.B, 21.49%, 4/12/27 ... 6,126 5,803
188268197.LC.FTS.B, Zero Cpn, 4/13/27 . 9,624 –
188277181.LC.FTS.B, 23.49%, 4/13/27 ... 30,833 29,779
188110736.LC.FTS.B, 23.99%, 4/13/27 ... 8,824 8,629
188229601.LC.FTS.B, 22.49%, 4/14/27 ... 17,529 16,863
188318575.LC.FTS.B, 22.99%, 4/14/27 ... 6,156 6,027
188277503.LC.FTS.B, 23.19%, 4/14/27 ... 8,801 8,580
187819805.LC.FTS.B, 25.99%, 4/14/27 ... 2,800 2,773
188308390.LC.FTS.B, 25.99%, 4/14/27 ... 5,328 5,239
188316633.LC.FTS.B, 25.99%, 4/14/27 ... 8,524 8,382
188149297.LC.FTS.B, 27.79%, 4/14/27 ... 7,525 7,582
188093276.LC.FTS.B, Zero Cpn, 4/15/27 . 8,547 804
188352437.LC.FTS.B, 23.99%, 4/15/27 ... 27,026 21,376
188439698.LC.FTS.B, Zero Cpn, 4/18/27 . 6,152 –
188437817.LC.FTS.B, 18.19%, 4/18/27 ... 5,190 5,108
188225211.LC.FTS.B, 20.99%, 4/18/27 ... 13,104 12,377
188142269.LC.FTS.B, 27.79%, 4/18/27 ... 8,487 8,544
187933932.LC.FTS.B, 25.99%, 4/19/27 ... 9,189 1,147
187548960.LC.FTS.B, 20.49%, 4/20/27 ... 16,319 15,218
188580819.LC.FTS.B, 21.49%, 4/20/27 ... 15,800 15,635
188535698.LC.FTS.B, 21.99%, 4/20/27 ... 13,849 13,294
188575003.LC.FTS.B, 22.49%, 4/20/27 ... 6,212 6,153
188415292.LC.FTS.B, 22.99%, 4/20/27 ... 26,395 25,210
188261615.LC.FTS.B, 23.99%, 4/20/27 ... 19,412 19,272
188400737.LC.FTS.B, 23.99%, 4/20/27 ... 26,471 25,628
188452079.LC.FTS.B, 23.99%, 4/20/27 ... 31,570 24,389
188450442.LC.FTS.B, 15.19%, 4/21/27 ... 23,952 22,254
188527493.LC.FTS.B, 16.19%, 4/21/27 ... 22,620 17,121

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
188615522.LC.FTS.B, 16.19%, 4/21/27 ... $ 13,739 $ 13,319
188223031.LC.FTS.B, 18.99%, 4/21/27 ... 26,026 25,436
188623242.LC.FTS.B, 19.41%, 4/21/27 ... 15,639 15,559
188593509.LC.FTS.B, 19.44%, 4/21/27 ... 6,256 6,224
188582913.LC.FTS.B, 20.49%, 4/21/27 ... 19,196 18,930
188303635.LC.FTS.B, 20.99%, 4/21/27 ... 9,865 9,729
188516416.LC.FTS.B, 20.99%, 4/21/27 ... 10,622 8,402
188594404.LC.FTS.B, 20.99%, 4/21/27 ... 26,311 26,057
188494026.LC.FTS.B, 21.99%, 4/21/27 ... 16,655 16,554
188619005.LC.FTS.B, 23.99%, 4/21/27 ... 5,052 4,988
188048788.LC.FTS.B, 25.99%, 4/21/27 ... 21,970 17,202
188353998.LC.FTS.B, 25.99%, 4/21/27 ... 14,286 14,007
188633218.LC.FTS.B, 28.99%, 4/21/27 ... 10,752 10,902
188476890.LC.FTS.B, 17.49%, 4/22/27 ... 6,903 6,804
188541138.LC.FTS.B, 20.49%, 4/22/27 ... 6,643 6,581
188630360.LC.FTS.B, 20.49%, 4/22/27 ... 19,187 19,015
188087453.LC.FTS.B, 23.99%, 4/22/27 ... 7,158 7,112
188631251.LC.FTS.B, 23.99%, 4/22/27 ... 17,835 17,715
188260791.LC.FTS.B, 23.99%, 4/24/27 ... 8,424 8,260
187548690.LC.FTS.B, 23.49%, 4/25/27 ... 12,983 12,906
188528665.LC.FTS.B, 23.99%, 4/25/27 ... 6,211 6,072
188348987.LC.FTS.B, 23.99%, 4/26/27 ... 6,664 6,629
188400206.LC.FTS.B, 23.19%, 4/27/27 ... 11,690 11,535
187899660.LC.FTS.B, 23.99%, 4/29/27 ... 18,204 17,576
188543660.LC.FTS.B, 25.99%, 4/29/27 ... 22,264 8,651
188557045.LC.FTS.B, 18.99%, 4/30/27 ... 23,362 22,397
188405983.LC.FTS.B, 20.49%, 4/30/27 ... 952 941
188590730.LC.FTS.B, 20.49%, 4/30/27 ... 35,919 35,500
188352447.LC.FTS.B, 21.49%, 4/30/27 ... 8,579 8,478
186780718.LC.FTS.B, 22.49%, 4/30/27 ... 36,003 12,908
188574271.LC.FTS.B, 22.49%, 4/30/27 ... 25,110 24,633
188575150.LC.FTS.B, 22.99%, 4/30/27 ... 20,661 20,269
188573063.LC.FTS.B, Zero Cpn, 5/04/27 . 22,874 1,117
188494060.LC.FTS.B, Zero Cpn, 2/20/28 . 8,000 751
1,035,505
Prosper Funding LLC
1654956.PS.FTS.B, 13.2%, 10/26/24 .... 3,170 3,091
1648237.PS.FTS.B, 15.1%, 10/26/24 .... 4,555 4,441
1645289.PS.FTS.B, 15.29%, 10/27/24 ... 3,503 3,467
1645544.PS.FTS.B, 15.5%, 10/27/24 .... 9,938 9,837
1649764.PS.FTS.B, 10.6%, 10/28/24 .... 8,503 8,202
1646276.PS.FTS.B, 13.36%, 10/28/24 ... 7,788 7,511
1657152.PS.FTS.B, 14.49%, 10/29/24 ... 5,510 5,313
1657446.PS.FTS.B, 14.79%, 10/29/24 ... 11,640 11,334
1649248.PS.FTS.B, 16.6%, 10/29/24 .... 14,722 14,314
1647314.PS.FTS.B, 20.01%, 10/29/24 ... 9,010 8,763
1651390.PS.FTS.B, 12%, 11/01/24 ...... 2,859 2,760
1648712.PS.FTS.B, 12.4%, 11/02/24 .... 6,879 6,641
1660875.PS.FTS.B, 12%, 11/05/24 ...... 1,144 1,105
1654675.PS.FTS.B, 12.15%, 11/05/24 .... 9,847 –
1660866.PS.FTS.B, 15.1%, 11/05/24 .... 7,871 7,597
1660872.PS.FTS.B, 19.71%, 11/05/24 .... 4,495 4,386
1651670.PS.FTS.B, 11.4%, 11/08/24 ..... 3,703 3,580
1664688.PS.FTS.B, 11.4%, 11/08/24 ..... 7,121 6,884
1657969.PS.FTS.B, 11.88%, 11/08/24 .... 17,656 17,070
1657975.PS.FTS.B, 13.05%, 11/08/24 .... 11,513 11,130
1658476.PS.FTS.B, 13.6%, 11/08/24 .... 4,621 4,466
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1651664.PS.FTS.B, 13.87%, 11/08/24 .... $ 6,943 $ 6,710
1665222.PS.FTS.B, 20.46%, 11/08/24 .... 12,041 11,765
1653485.PS.FTS.B, 10.8%, 11/09/24 .... 4,553 4,409
1658923.PS.FTS.B, 14.39%, 11/09/24 .... 5,787 5,595
1653425.PS.FTS.B, 17.8%, 11/09/24 .... 1,185 1,159
1666974.PS.FTS.B, 11.7%, 11/10/24 ..... 4,566 4,417
1667316.PS.FTS.B, 15.4%, 11/10/24 .... 5,818 5,626
1660087.PS.FTS.B, 16.02%, 11/10/24 .... 2,920 2,857
1667154.PS.FTS.B, 17.8%, 11/15/24 .... 1,538 1,505
1655232.PS.FTS.B, 11.5%, 11/20/24 ..... 9,835 9,537
1649773.PS.FTS.B, 15.1%, 11/21/24 .... 4,399 4,224
1644782.PS.FTS.B, 15%, 11/25/24 ...... 4,144 4,020
1661316.PS.FTS.B, 14.09%, 11/29/24 .... 6,148 5,906
1656467.PS.FTS.B, 17.8%, 12/08/24 .... 497 488
1686279.PS.FTS.B, 10.8%, 12/15/24 .... 2,677 2,589
1686276.PS.FTS.B, 13.9%, 12/15/24 .... 3,636 3,515
1686264.PS.FTS.B, 14.11%, 12/15/24 .... 14,804 14,317
1686609.PS.FTS.B, 11.16%, 12/16/24 .... 5,962 5,768
1673615.PS.FTS.B, 13.96%, 12/16/24 ... 2,728 2,639
1680019.PS.FTS.B, 13.96%, 12/16/24 ... 11,437 11,072
1686630.PS.FTS.B, 15.1%, 12/16/24 .... 3,661 3,541
1686963.PS.FTS.B, 16%, 12/16/24 ...... 5,521 5,404
1680844.PS.FTS.B, 15.29%, 12/17/24 ... 6,414 6,206
1687257.PS.FTS.B, 16%, 12/17/24 ...... 7,364 7,125
1687224.PS.FTS.B, 19.6%, 12/17/24 .... 3,130 3,064
1674899.PS.FTS.B, 13.8%, 12/20/24 .... 15,141 14,661
1689444.PS.FTS.B, 11.79%, 12/21/24 .... 8,977 8,695
1676741.PS.FTS.B, 21.45%, 12/22/24 ... 6,609 6,486
1679401.PS.FTS.B, 18.11%, 12/24/24 .... 1,249 1,204
1659661.PS.FTS.B, 18.6%, 12/26/24 .... 5,135 4,988
1673252.PS.FTS.B, 16.3%, 12/29/24 .... 9,715 9,436
1683619.PS.FTS.B, 12.33%, 12/30/24 ... 22,025 21,260
1690636.PS.FTS.B, 17%, 1/07/25 ....... 6,431 6,247
1694140.PS.FTS.B, 12.3%, 1/12/25 ..... 10,658 10,290
1701024.PS.FTS.B, 15.1%, 1/12/25 ..... 9,549 9,203
1693717.PS.FTS.B, 15.7%, 1/12/25 ..... 9,584 9,236
1700814.PS.FTS.B, 16.6%, 1/12/25 ..... 9,626 9,276
1693750.PS.FTS.B, 19.3%, 1/12/25 ..... 3,254 3,169
1695016.PS.FTS.B, 12.2%, 1/13/25 ..... 11,906 11,497
1688477.PS.FTS.B, 17.59%, 1/13/25 .... 1,884 1,812
1701786.PS.FTS.B, 20.01%, 1/13/25 .... 1,960 1,909
1689320.PS.FTS.B, 12%, 1/14/25 ....... 12,498 12,072
1689317.PS.FTS.B, 13.4%, 1/14/25 ..... 14,192 13,689
1695328.PS.FTS.B, 13.6%, 1/14/25 ..... 2,526 2,436
1695337.PS.FTS.B, 13.6%, 1/14/25 ..... 1,261 1,218
1695322.PS.FTS.B, 13.7%, 1/14/25 ..... 2,211 2,136
1695349.PS.FTS.B, 14.39%, 1/14/25 .... 4,778 4,599
1702131.PS.FTS.B, 14.49%, 1/14/25 .... 10,152 9,792
1689350.PS.FTS.B, 14.89%, 1/14/25 .... 3,179 3,066
1689689.PS.FTS.B, 15.1%, 1/14/25 ..... 4,974 4,797
1702164.PS.FTS.B, 16.2%, 1/14/25 ..... 1,345 1,302
1695730.PS.FTS.B, 16.6%, 1/14/25 ..... 5,236 5,039
1696453.PS.FTS.B, 14.39%, 1/18/25 .... 3,805 3,676
1702737.PS.FTS.B, 15.1%, 1/18/25 ..... 6,366 6,149
1704912.PS.FTS.B, 12.3%, 1/19/25 ..... 6,270 6,063
1692299.PS.FTS.B, 21.5%, 1/19/25 ..... 2,666 2,595
1705407.PS.FTS.B, 13.5%, 1/20/25 ..... 6,291 6,081
1706154.PS.FTS.B, 15.29%, 1/20/25 .... 5,735 5,544

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1695325.PS.FTS.B, 18.09%, 1/20/25 .... $ 6,489 $ 6,302
1693714.PS.FTS.B, 22.6%, 1/20/25 ..... 6,182 6,062
1698682.PS.FTS.B, 22.6%, 1/20/25 ..... 3,971 3,920
1693753.PS.FTS.B, 24.4%, 1/21/25 ..... 2,211 2,168
1702071.PS.FTS.B, 25.99%, 1/22/25 .... 897 879
1706943.PS.FTS.B, 17.7%, 1/24/25 ..... 12,910 12,652
1690034.PS.FTS.B, 11.6%, 1/25/25 ..... 3,447 3,330
1702114.PS.FTS.B, 16%, 1/25/25 ....... 1,763 1,708
1700610.PS.FTS.B, 22.6%, 1/26/25 ..... 3,467 3,391
1711818.PS.FTS.B, 17.8%, 1/31/25 ..... 17,092 8,849
1693775.PS.FTS.B, 22.6%, 2/01/25 ..... 3,475 3,404
1702474.PS.FTS.B, 22%, 2/02/25 ....... 17,269 16,806
1700598.PS.FTS.B, 14.74%, 2/05/25 .... 2,570 2,497
1702146.PS.FTS.B, 13.2%, 2/09/25 ..... 2,659 2,564
1721664.PS.FTS.B, 11.4%, 2/15/25 ..... 4,553 4,395
1708013.PS.FTS.B, 11.7%, 2/15/25 ..... 4,560 4,402
1721415.PS.FTS.B, 11.7%, 2/15/25 ..... 6,188 5,974
1715365.PS.FTS.B, 11.79%, 2/15/25 .... 8,058 7,789
1708001.PS.FTS.B, 11.89%, 2/15/25 .... 6,520 6,294
1708025.PS.FTS.B, 12.3%, 2/15/25 ..... 3,124 3,018
1721412.PS.FTS.B, 13.9%, 2/15/25 ..... 6,587 6,359
1721877.PS.FTS.B, 14.39%, 2/15/25 .... 6,543 6,302
1721856.PS.FTS.B, 14.6%, 2/15/25 ..... 7,602 7,321
1720959.PS.FTS.B, 16.6%, 2/15/25 ..... 6,676 6,428
1715137.PS.FTS.B, 16.7%, 2/15/25 ..... 8,349 8,122
1708886.PS.FTS.B, 17.4%, 2/15/25 ..... 16,756 16,298
1714681.PS.FTS.B, 22.6%, 2/15/25 ..... 5,514 5,383
1720995.PS.FTS.B, 25.4%, 2/15/25 ..... 2,783 2,729
1722456.PS.FTS.B, 14.09%, 2/16/25 .... 3,627 3,495
1715824.PS.FTS.B, 17%, 2/16/25 ....... 1,995 1,941
1715869.PS.FTS.B, 23.13%, 2/16/25 .... 3,442 3,348
1722855.PS.FTS.B, 14.6%, 2/17/25 ..... 6,610 6,371
1721859.PS.FTS.B, 15.4%, 2/17/25 ..... 12,296 11,841
1716898.PS.FTS.B, 21%, 2/17/25 ....... 6,818 6,698
1708889.PS.FTS.B, 12.97%, 2/20/25 .... 13,801 13,318
1700725.PS.FTS.B, 18.4%, 2/20/25 ..... 10,521 8,793
1693661.PS.FTS.B, 21.69%, 2/20/25 .... 2,507 2,447
1708019.PS.FTS.B, 14.2%, 2/23/25 ..... 3,279 3,158
1712990.PS.FTS.B, 17%, 2/23/25 ....... 3,679 3,594
1720297.PS.FTS.B, 18.6%, 2/23/25 ..... 4,097 3,988
1714675.PS.FTS.B, 24.5%, 2/23/25 ..... 11,701 3,080
1720956.PS.FTS.B, 15.1%, 2/28/25 ..... 8,709 8,356
1722244.PS.FTS.B, 17.54%, 2/28/25 .... 17,406 16,729
1724746.PS.FTS.B, 22.6%, 3/03/25 ..... 9,303 209
1749364.PS.FTS.B, 13.1%, 4/05/25 ..... 1,690 1,640
1752441.PS.FTS.B, 13.7%, 4/05/25 ..... 5,332 5,132
1749358.PS.FTS.B, 18.09%, 4/05/25 .... 1,449 1,394
1742756.PS.FTS.B, 18.6%, 4/05/25 ..... 2,904 2,794
1749697.PS.FTS.B, 13.7%, 4/06/25 ..... 10,682 10,285
1749733.PS.FTS.B, 13.9%, 4/06/25 ..... 4,270 4,086
1749727.PS.FTS.B, 18.11%, 4/06/25 .... 14,492 13,863
1744490.PS.FTS.B, 12.3%, 4/07/25 ..... 7,066 6,803
1751011.PS.FTS.B, 14.09%, 4/07/25 .... 10,683 10,226
1753725.PS.FTS.B, 14.6%, 4/07/25 ..... 3,136 3,002
1750519.PS.FTS.B, 15.1%, 4/07/25 ..... 4,274 4,109
1743983.PS.FTS.B, 15.86%, 4/07/25 .... 3,088 2,952
1753728.PS.FTS.B, 16.8%, 4/07/25 ..... 1,441 1,379
1750543.PS.FTS.B, 17%, 4/07/25 ....... 6,851 6,599
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1752462.PS.FTS.B, 17%, 4/07/25 ....... $ 3,970 $ 3,808
1744487.PS.FTS.B, 18.09%, 4/07/25 .... 14,708 14,165
1744493.PS.FTS.B, 19.3%, 4/07/25 ..... 14,564 14,025
1743971.PS.FTS.B, 22.9%, 4/07/25 ..... 11,084 10,693
1744373.PS.FTS.B, 23.13%, 4/07/25 .... 2,959 2,839
1745288.PS.FTS.B, 15.9%, 4/08/25 ..... 1,436 1,375
1755081.PS.FTS.B, 16.06%, 4/08/25 .... 4,374 4,191
1745372.PS.FTS.B, 18.41%, 4/08/25 .... 3,337 3,195
1752910.PS.FTS.B, 10.5%, 4/11/25 ..... 7,026 6,774
1752838.PS.FTS.B, 14.6%, 4/11/25 ..... 3,569 3,422
1755426.PS.FTS.B, 19.83%, 4/11/25 .... 546 536
1754245.PS.FTS.B, 16%, 4/12/25 ....... 10,772 10,404
1757928.PS.FTS.B, 22.6%, 4/13/25 ..... 2,952 2,872
1757895.PS.FTS.B, 24.4%, 4/13/25 ..... 7,434 7,199
1750528.PS.FTS.B, 21.5%, 4/15/25 ..... 3,674 3,527
1757065.PS.FTS.B, 22.06%, 4/15/25 .... 8,838 8,571
1750469.PS.FTS.B, 19.5%, 4/17/25 ..... 3,991 3,860
1753737.PS.FTS.B, 19.6%, 4/17/25 ..... 2,213 2,125
1762446.PS.FTS.B, 25.4%, 4/19/25 ..... 7,714 6,484
1745342.PS.FTS.B, 13.9%, 4/20/25 ..... 8,591 8,218
1751899.PS.FTS.B, 22.6%, 4/20/25 ..... 5,236 5,058
1755585.PS.FTS.B, 17.84%, 4/25/25 .... 13,162 12,603
1755967.PS.FTS.B, 22.6%, 4/26/25 ..... 1,944 1,885
1744502.PS.FTS.B, 20.46%, 4/30/25 .... 5,368 5,141
1743599.PS.FTS.B, 24.3%, 4/30/25 ..... 4,684 4,523
1700571.PS.FTS.B, 18.11%, 11/26/25 .... 8,484 4,587
1745207.PS.FTS.B, 13.7%, 2/16/26 ..... 4,311 4,199
1744778.PS.FTS.B, 18.09%, 3/08/26 .... 7,189 3,818
1655640.PS.FTS.B, 16.33%, 10/27/26 ... 17,091 16,478
1648879.PS.FTS.B, 16.63%, 10/27/26 ... 11,914 11,869
1648717.PS.FTS.B, 17.5%, 10/27/26 .... 3,363 3,288
1655235.PS.FTS.B, 24.03%, 10/27/26 ... 11,537 11,828
1649857.PS.FTS.B, 10.5%, 10/28/26 .... 11,509 11,044
1656498.PS.FTS.B, 10.9%, 10/28/26 .... 5,768 5,535
1649350.PS.FTS.B, 18.78%, 10/28/26 ... 10,844 10,445
1657464.PS.FTS.B, 10.5%, 10/29/26 .... 6,881 6,613
1646555.PS.FTS.B, 10.9%, 10/29/26 .... 19,227 18,454
1646513.PS.FTS.B, 13.2%, 10/29/26 .... 11,691 11,147
1646915.PS.FTS.B, 16.1%, 10/29/26 .... 11,880 11,455
1656576.PS.FTS.B, 16.18%, 10/29/26 ... 27,732 26,431
1648681.PS.FTS.B, 12.21%, 11/01/26 .... 4,661 4,499
1658775.PS.FTS.B, 12.5%, 11/02/26 .... 27,009 25,938
1658586.PS.FTS.B, 23.64%, 11/02/26 .... 16,790 16,062
1651286.PS.FTS.B, 24.33%, 11/05/26 .... 12,490 12,253
1664685.PS.FTS.B, 11.79%, 11/08/26 .... 15,461 14,868
1665042.PS.FTS.B, 14.68%, 11/08/26 .... 11,787 11,332
1658917.PS.FTS.B, 10.7%, 11/09/26 .... 10,754 10,344
1666464.PS.FTS.B, 15.29%, 11/09/26 .... 7,884 7,542
1654475.PS.FTS.B, 10.8%, 11/10/26 .... 11,529 11,092
1660093.PS.FTS.B, 10.9%, 11/10/26 .... 3,549 3,418
1666896.PS.FTS.B, 11.7%, 11/10/26 ..... 18,572 17,947
1654034.PS.FTS.B, 13.6%, 11/10/26 .... 7,811 7,476
1653758.PS.FTS.B, 13.75%, 11/10/26 .... 33,876 –
1665225.PS.FTS.B, 19.53%, 11/11/26 .... 5,657 5,453
1654907.PS.FTS.B, 16%, 11/12/26 ...... 8,203 6,816
1652072.PS.FTS.B, 11.1%, 11/15/26 ..... 7,723 7,424
1667685.PS.FTS.B, 17.1%, 11/15/26 .... 19,939 19,270
1660869.PS.FTS.B, 19%, 11/16/26 ...... 7,636 1,041

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1660267.PS.FTS.B, 14%, 11/24/26 ...... $ 22,106 $ 21,148
1664865.PS.FTS.B, 14.29%, 12/01/26 ... 10,500 10,008
1673249.PS.FTS.B, 10.7%, 12/15/26 .... 14,091 13,569
1679392.PS.FTS.B, 13.8%, 12/15/26 .... 5,573 5,335
1673255.PS.FTS.B, 17.01%, 12/15/26 ... 11,331 10,976
1673258.PS.FTS.B, 18.48%, 12/15/26 ... 6,778 6,559
1686267.PS.FTS.B, 21.18%, 12/15/26 ... 8,257 7,990
1679752.PS.FTS.B, 10.71%, 12/16/26 ... 11,744 11,311
1686606.PS.FTS.B, 10.8%, 12/16/26 .... 27,415 26,405
1686618.PS.FTS.B, 11.7%, 12/16/26 .... 15,744 15,163
1679995.PS.FTS.B, 12.7%, 12/16/26 .... 2,992 2,943
1673606.PS.FTS.B, 16.33%, 12/16/26 ... 6,251 5,985
1686612.PS.FTS.B, 16.8%, 12/16/26 .... 20,090 19,233
1679746.PS.FTS.B, 16.93%, 12/16/26 ... 12,136 11,618
1673612.PS.FTS.B, 19.3%, 12/16/26 .... 4,911 4,757
1674065.PS.FTS.B, 27.18%, 12/16/26 ... 12,711 12,551
1674635.PS.FTS.B, 13.77%, 12/17/26 ... 13,532 12,964
1681444.PS.FTS.B, 9.81%, 12/20/26 .... 15,579 15,019
1681423.PS.FTS.B, 10.08%, 12/20/26 ... 11,719 11,295
1688043.PS.FTS.B, 10.5%, 12/20/26 .... 9,384 9,046
1681000.PS.FTS.B, 11.6%, 12/20/26 .... 10,924 8,781
1681408.PS.FTS.B, 14.7%, 12/20/26 .... 7,999 7,671
1675322.PS.FTS.B, 21.09%, 12/20/26 ... 12,380 12,275
1676714.PS.FTS.B, 12.62%, 12/21/26 ... 27,690 26,698
1673600.PS.FTS.B, 11.6%, 12/25/26 .... 7,893 7,600
1680814.PS.FTS.B, 16.5%, 12/28/26 .... 27,666 3,656
1682491.PS.FTS.B, 18.48%, 12/29/26 ... 11,255 10,950
1687683.PS.FTS.B, 11.61%, 1/02/27 .... 14,510 13,971
1693747.PS.FTS.B, 10.9%, 1/12/27 ..... 4,204 518
1694158.PS.FTS.B, 12.54%, 1/12/27 .... 4,828 4,644
1687826.PS.FTS.B, 12.6%, 1/12/27 ..... 9,659 9,291
1688138.PS.FTS.B, 13.6%, 1/12/27 ..... 28,312 27,038
1700574.PS.FTS.B, 14%, 1/12/27 ....... 7,700 7,353
1700562.PS.FTS.B, 15.18%, 1/12/27 .... 18,538 17,854
1693702.PS.FTS.B, 18.33%, 1/12/27 .... 14,766 14,221
1688201.PS.FTS.B, 24.03%, 1/12/27 .... 8,475 8,314
1694581.PS.FTS.B, 10.5%, 1/13/27 ..... 11,945 11,494
1686624.PS.FTS.B, 11.2%, 1/13/27 ..... 3,843 3,712
1701357.PS.FTS.B, 11.7%, 1/13/27 ..... 8,013 7,710
1694575.PS.FTS.B, 11.99%, 1/13/27 .... 16,851 16,214
1688543.PS.FTS.B, 16.18%, 1/13/27 .... 12,308 11,738
1689314.PS.FTS.B, 10.26%, 1/14/27 .... 27,949 26,901
1689533.PS.FTS.B, 10.5%, 1/14/27 ..... 4,380 4,216
1695334.PS.FTS.B, 15.1%, 1/14/27 ..... 8,963 8,564
1689353.PS.FTS.B, 16%, 1/14/27 ....... 3,992 –
1702050.PS.FTS.B, 18.78%, 1/14/27 .... 8,288 7,992
1689323.PS.FTS.B, 26.88%, 1/14/27 .... 2,571 2,523
1689608.PS.FTS.B, 28.23%, 1/14/27 .... 12,920 12,674
1700580.PS.FTS.B, 25.4%, 1/15/27 ..... 12,820 12,499
1689992.PS.FTS.B, 11.7%, 1/18/27 ..... 24,840 23,929
1696093.PS.FTS.B, 16%, 1/18/27 ....... 12,275 11,869
1691645.PS.FTS.B, 22.9%, 1/19/27 ..... 1,687 1,663
1705371.PS.FTS.B, 12.62%, 1/20/27 .... 24,150 23,274
1692635.PS.FTS.B, 14.7%, 1/20/27 ..... 20,332 19,470
1705833.PS.FTS.B, 18.48%, 1/20/27 .... 3,311 3,203
1693711.PS.FTS.B, 21.63%, 1/25/27 .... 8,468 8,269
1688975.PS.FTS.B, 12.4%, 1/27/27 ..... 18,089 17,607
1689341.PS.FTS.B, 11.7%, 1/28/27 ..... 12,297 11,834
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1704399.PS.FTS.B, 13.8%, 2/03/27 ..... $ 29,008 $ 27,701
1689626.PS.FTS.B, 19%, 2/07/27 ....... 8,493 8,288
1689947.PS.FTS.B, 18.2%, 2/11/27 ..... 4,837 4,671
1693040.PS.FTS.B, 15.29%, 2/13/27 .... 12,569 12,006
1715428.PS.FTS.B, 9.99%, 2/15/27 ..... 4,043 3,892
1708010.PS.FTS.B, 10.5%, 2/15/27 ..... 8,510 8,193
1714702.PS.FTS.B, 11.6%, 2/15/27 ..... 2,852 2,745
1720965.PS.FTS.B, 11.7%, 2/15/27 ..... 20,379 19,618
1708892.PS.FTS.B, 11.79%, 2/15/27 .... 16,310 15,701
1714669.PS.FTS.B, 11.79%, 2/15/27 .... 10,602 10,206
1708910.PS.FTS.B, 12.5%, 2/15/27 ..... 4,461 4,331
1707998.PS.FTS.B, 13.5%, 2/15/27 ..... 14,796 14,129
1708442.PS.FTS.B, 13.5%, 2/15/27 ..... 5,879 5,663
1714684.PS.FTS.B, 14.53%, 2/15/27 .... 12,367 11,903
1720971.PS.FTS.B, 14.7%, 2/15/27 ..... 16,778 16,019
1720962.PS.FTS.B, 15.1%, 2/15/27 ..... 8,050 7,685
1707995.PS.FTS.B, 15.7%, 2/15/27 ..... 29,992 5,923
1715584.PS.FTS.B, 16.33%, 2/15/27 .... 5,827 5,562
1708445.PS.FTS.B, 16.63%, 2/15/27 .... 1,588 1,525
1708439.PS.FTS.B, 16.7%, 2/15/27 ..... 4,859 4,670
1714666.PS.FTS.B, 18.13%, 2/15/27 .... 21,616 5,021
1715575.PS.FTS.B, 18.59%, 2/15/27 .... 8,221 7,899
1708043.PS.FTS.B, 19%, 2/15/27 ....... 1,881 1,803
1715572.PS.FTS.B, 21.5%, 2/15/27 ..... 12,755 12,484
1720989.PS.FTS.B, 23.3%, 2/15/27 ..... 3,002 2,875
1715140.PS.FTS.B, 24.03%, 2/15/27 .... 2,524 2,433
1708028.PS.FTS.B, 28.23%, 2/15/27 .... 364 357
1715893.PS.FTS.B, 10.8%, 2/16/27 ..... 6,494 6,253
1702128.PS.FTS.B, 13.4%, 2/16/27 ..... 12,178 11,720
1722345.PS.FTS.B, 15.7%, 2/16/27 ..... 25,735 24,576
1709228.PS.FTS.B, 18.48%, 2/16/27 .... 11,761 11,314
1709420.PS.FTS.B, 21.18%, 2/16/27 .... 9,257 8,900
1716991.PS.FTS.B, 13.7%, 2/17/27 ..... 20,569 19,655
1709807.PS.FTS.B, 15.1%, 2/17/27 ..... 14,910 14,240
1710296.PS.FTS.B, 21.18%, 2/17/27 .... 8,493 8,169
1709822.PS.FTS.B, 26.2%, 2/17/27 ..... 12,980 12,702
1711007.PS.FTS.B, 18.78%, 2/18/27 .... 14,131 13,607
1710686.PS.FTS.B, 19%, 2/18/27 ....... 8,419 8,106
1723455.PS.FTS.B, 19%, 2/18/27 ....... 4,270 3,552
1724112.PS.FTS.B, 11.2%, 2/25/27 ...... 14,492 13,977
1721862.PS.FTS.B, 12.3%, 2/28/27 ..... 8,355 8,046
1720876.PS.FTS.B, 18.4%, 2/28/27 ..... 15,557 14,928
1717768.PS.FTS.B, 26.51%, 2/28/27 .... 1,831 1,143
1725226.PS.FTS.B, 11.5%, 3/03/27 ..... 8,293 7,969
1710332.PS.FTS.B, 16.18%, 3/10/27 .... 12,864 12,267
1749361.PS.FTS.B, 10.5%, 4/05/27 ..... 11,753 11,298
1742753.PS.FTS.B, 11.7%, 4/05/27 ..... 11,812 11,354
1749355.PS.FTS.B, 12.7%, 4/05/27 ..... 29,638 28,489
1742750.PS.FTS.B, 16.18%, 4/05/27 .... 7,299 6,934
1752456.PS.FTS.B, 16.18%, 4/05/27 .... 5,152 4,893
1752438.PS.FTS.B, 18.13%, 4/05/27 .... 8,649 8,213
1749730.PS.FTS.B, 11.6%, 4/06/27 ..... 12,358 11,885
1752882.PS.FTS.B, 12.4%, 4/06/27 ..... 4,231 4,067
1752861.PS.FTS.B, 12.5%, 4/06/27 ..... 8,465 8,138
1750048.PS.FTS.B, 13.13%, 4/06/27 .... 12,729 12,099
1750153.PS.FTS.B, 16.9%, 4/06/27 ..... 7,749 7,372
1750045.PS.FTS.B, 29.69%, 4/06/27 .... 8,979 8,603
1750531.PS.FTS.B, 10.5%, 4/07/27 ..... 9,995 9,631

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1743968.PS.FTS.B, 11.2%, 4/07/27 ..... $ 14,326 $ 13,788
1744484.PS.FTS.B, 11.2%, 4/07/27 ..... 29,469 28,341
1754274.PS.FTS.B, 11.6%, 4/07/27 ..... 2,952 2,839
1754268.PS.FTS.B, 13.4%, 4/07/27 ..... 8,495 8,078
1751020.PS.FTS.B, 14.49%, 4/07/27 .... 5,005 4,759
1753719.PS.FTS.B, 14.68%, 4/07/27 .... 13,661 13,136
1750933.PS.FTS.B, 18.48%, 4/07/27 .... 3,048 2,911
1744412.PS.FTS.B, 19%, 4/07/27 ....... 11,279 10,700
1745348.PS.FTS.B, 10.4%, 4/08/27 ..... 25,175 24,218
1745183.PS.FTS.B, 10.5%, 4/08/27 ..... 7,136 6,864
1745378.PS.FTS.B, 12.2%, 4/08/27 ..... 12,682 12,198
1745375.PS.FTS.B, 17.1%, 4/08/27 ..... 672 656
1749376.PS.FTS.B, 19.06%, 4/10/27 .... 4,790 4,539
1755504.PS.FTS.B, 10.29%, 4/11/27 .... 7,549 7,267
1745708.PS.FTS.B, 11.79%, 4/11/27 ..... 2,530 2,435
1752913.PS.FTS.B, 15.5%, 4/11/27 ..... 8,565 8,152
1755513.PS.FTS.B, 21%, 4/11/27 ....... 5,242 5,048
1754277.PS.FTS.B, 25.9%, 4/11/27 ..... 3,098 2,986
1756335.PS.FTS.B, 18.33%, 4/12/27 .... 20,341 19,349
1755102.PS.FTS.B, 15.29%, 4/13/27 .... 25,729 24,464
1759314.PS.FTS.B, 10.8%, 4/14/27 ..... 8,406 8,097
1742747.PS.FTS.B, 14.38%, 4/15/27 .... 8,997 8,655
1760241.PS.FTS.B, 15%, 4/15/27 ....... 12,872 12,270
1742765.PS.FTS.B, 18%, 4/15/27 ....... 5,218 4,946
1762938.PS.FTS.B, 16.83%, 4/20/27 .... 14,518 13,910
1752091.PS.FTS.B, 13.2%, 4/22/27 ..... 29,905 28,439
1750289.PS.FTS.B, 15%, 4/22/27 ....... 17,630 16,858
1744499.PS.FTS.B, 18.48%, 4/30/27 .... 7,857 7,455
1693289.PS.FTS.B, 12.9%, 12/21/27 .... 8,431 3,902
2,846,136
Upgrade, Inc.
UG23037218UG, 25.26%, 6/10/23 ...... 181 181
UG24491583UG, 25.26%, 11/18/23 ...... 1,302 1,307
UG25041265UG, 23.3%, 12/14/23 ...... 1,502 1,512
UG24996014UG, 25.26%, 1/21/24 ...... 4,706 4,666
UG22753947UG, 28.99%, 9/16/24 ...... 8,395 8,900
UG22724262UG, 29.69%, 9/17/24 ...... 11,049 11,774
UG22728779UG, 15.62%, 9/20/24 ...... 4,753 4,941
UG23038391UG, 26.77%, 9/26/24 ...... 5,327 5,621
UG23059552UG, 29.69%, 9/26/24 ...... 15,469 16,549
UG22932098UG, 28.71%, 10/01/24 ..... 9,146 9,621
UG22732959UG, 28.71%, 10/03/24 ..... 11,432 12,034
UG23786228UG, 29.69%, 10/28/24 ..... 5,644 6,039
UG24184289UG, 27.74%, 11/06/24 ...... 6,398 6,659
UG24800940UG, 25.82%, 11/27/24 ...... 13,838 14,578
UG24350329UG, 27.74%, 11/29/24 ...... 5,899 6,179
UG24595955UG, 29.69%, 11/29/24 ...... 1,494 1,489
UG24938220UG, 26.77%, 12/03/24 ..... 9,686 10,139
UG25206108UG, 25.82%, 12/20/24 ..... 7,214 7,563
UG24763225UG, 27.74%, 12/24/24 ..... 18,993 20,066
UG25561593UG, 21.93%, 12/27/24 ..... 9,946 10,393
UG25820593UG, 26.77%, 1/17/25 ...... 6,478 6,783
UG25702486UG, 29.69%, 1/17/25 ...... 8,850 9,437
UG25774878UG, 29.69%, 1/25/25 ...... 20,508 21,653
UG22783150UG, 23.3%, 9/20/27 ....... 130 130
UG24590722UG, 25.26%, 11/19/27 ...... 11 11
UG25181624UG, Zero Cpn, 12/19/27 .... 1,224 94
Description
Principal
Amount Value
Upgrade, Inc. (continued)
UG25501555UG, 25.26%, 12/30/27 ..... $ 51 $ –
198,319
Upgrade, Inc. - Card
UG991805005UG, 29.49%, 11/14/23 ..... 43 3
UG991778146UG, 18.71%, 2/10/24 ..... 139 139
UG991813036UG, 29.49%, 2/10/24 ..... 562 575
UG991858193UG, 29.49%, 2/10/24 ..... 105 106
UG991808167UG, Zero Cpn, 2/11/24 .... 128 9
UG991820873UG, 29.48%, 2/11/24 ...... 120 123
UG991812184UG, 29.49%, 2/11/24 ...... 14 14
UG991812643UG, 29.49%, 2/11/24 ...... 61 62
UG991812846UG, 29.49%, 2/11/24 ...... 21 21
UG991855737UG, Zero Cpn, 2/12/24 .... 323 23
UG991811276UG, 21.48%, 2/12/24 ...... 190 192
UG991798559UG, 22.47%, 2/12/24 ..... 106 106
UG991806903UG, 23.45%, 2/12/24 ..... 36 36
UG991819802UG, 26.44%, 2/12/24 ..... 37 37
UG991831361UG, 28.48%, 2/12/24 ..... 90 91
UG991837602UG, 28.48%, 2/12/24 ..... 5 5
UG991840432UG, 28.48%, 2/12/24 ..... 79 80
UG991857933UG, 28.48%, 2/12/24 ..... 268 274
UG991848000UG, 29.48%, 2/12/24 ..... 53 54
UG991850943UG, 29.48%, 2/12/24 ..... 45 46
UG991803198UG, 29.49%, 2/12/24 ..... – –
UG991803397UG, 29.49%, 2/12/24 ..... 93 14
UG991805497UG, 29.49%, 2/12/24 ..... 14 14
UG991807617UG, 29.49%, 2/12/24 ..... 304 85
UG991813205UG, 29.49%, 2/12/24 ..... 618 634
UG991819265UG, 29.49%, 2/12/24 ..... 75 77
UG991821292UG, 29.49%, 2/12/24 ..... 19 19
UG991822089UG, 29.49%, 2/12/24 ..... 8 8
UG991824044UG, 29.49%, 2/12/24 ..... 62 63
UG991833480UG, 29.49%, 2/12/24 ..... 629 645
UG991835219UG, 29.49%, 2/12/24 ..... 147 151
UG991847036UG, 29.49%, 2/12/24 ..... 14 14
UG991849905UG, 29.49%, 2/12/24 ..... 22 22
UG991855248UG, 29.49%, 2/12/24 ..... 245 251
UG991855877UG, 29.49%, 2/12/24 ..... 57 18
UG991856774UG, 29.49%, 2/12/24 ..... 131 10
UG991823139UG, Zero Cpn, 2/13/24 .... 218 15
UG991840249UG, Zero Cpn, 2/13/24 .... 70 5
UG991846608UG, Zero Cpn, 2/13/24 .... 7 1
UG991843314UG, 18.47%, 2/13/24 ..... 278 281
UG991762858UG, 19.3%, 2/13/24 ...... 67 67
UG991825297UG, 19.99%, 2/13/24 ..... 5 5
UG991802789UG, 20.47%, 2/13/24 ..... 203 204
UG991823885UG, 22.45%, 2/13/24 ..... 99 99
UG991815791UG, 25.45%, 2/13/24 ..... 134 135
UG991802844UG, 28.48%, 2/13/24 ..... 148 151
UG991813666UG, 28.48%, 2/13/24 ..... 59 61
UG991826346UG, 28.48%, 2/13/24 ..... 13 13
UG991834075UG, 28.48%, 2/13/24 ..... 265 220
UG991840302UG, 28.48%, 2/13/24 ..... 40 40
UG991847628UG, 28.48%, 2/13/24 ..... 54 15
UG991852216UG, 28.48%, 2/13/24 ..... 25 25
UG991856699UG, 28.48%, 2/13/24 ..... 86 88
UG991760964UG, 29.48%, 2/13/24 ..... 33 33

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991762577UG, 29.48%, 2/13/24 ..... $ 16 $ 16
UG991809378UG, 29.48%, 2/13/24 ..... 47 48
UG991803760UG, 29.49%, 2/13/24 ..... 14 14
UG991804307UG, 29.49%, 2/13/24 ..... 106 7
UG991807707UG, 29.49%, 2/13/24 ..... 84 86
UG991808245UG, 29.49%, 2/13/24 ..... 59 59
UG991814627UG, 29.49%, 2/13/24 ..... 419 427
UG991815439UG, 29.49%, 2/13/24 ..... 56 58
UG991818894UG, 29.49%, 2/13/24 ..... 95 97
UG991825123UG, 29.49%, 2/13/24 ..... 46 48
UG991825647UG, 29.49%, 2/13/24 ..... 37 38
UG991828989UG, 29.49%, 2/13/24 ..... 344 353
UG991830056UG, 29.49%, 2/13/24 ..... 39 38
UG991832221UG, 29.49%, 2/13/24 ..... 140 143
UG991835549UG, 29.49%, 2/13/24 ..... 18 18
UG991837737UG, 29.49%, 2/13/24 ..... 45 46
UG991838509UG, 29.49%, 2/13/24 ..... 76 78
UG991838791UG, 29.49%, 2/13/24 ..... 50 52
UG991842746UG, 29.49%, 2/13/24 ..... 45 46
UG991843833UG, 29.49%, 2/13/24 ..... 68 69
UG991853606UG, 29.49%, 2/13/24 ..... 130 (5)
UG991854419UG, 29.49%, 2/13/24 ..... 127 21
UG991805184UG, Zero Cpn, 2/14/24 .... – –
UG991806806UG, Zero Cpn, 2/14/24 .... 208 14
UG991809986UG, Zero Cpn, 2/14/24 .... 61 4
UG991828159UG, Zero Cpn, 2/14/24 .... 143 10
UG991837093UG, Zero Cpn, 2/14/24 .... 84 6
UG991844597UG, Zero Cpn, 2/14/24 .... 601 42
UG991825384UG, 19.96%, 2/14/24 ..... 93 93
UG991835702UG, 19.99%, 2/14/24 ..... 211 214
UG991840652UG, 19.99%, 2/14/24 ..... 66 66
UG991851736UG, 22.47%, 2/14/24 ..... 64 64
UG991811392UG, 28.48%, 2/14/24 ...... 91 93
UG991812386UG, 28.48%, 2/14/24 ..... 45 46
UG991831703UG, 28.48%, 2/14/24 ..... 57 (1)
UG991835889UG, 28.48%, 2/14/24 ..... 72 73
UG991847502UG, 28.48%, 2/14/24 ..... 39 39
UG991821791UG, 29.48%, 2/14/24 ..... 58 59
UG991842427UG, 29.48%, 2/14/24 ..... 44 46
UG991777332UG, 29.49%, 2/14/24 ..... 53 54
UG991794402UG, 29.49%, 2/14/24 ..... 19 19
UG991802654UG, 29.49%, 2/14/24 ..... 114 116
UG991804214UG, 29.49%, 2/14/24 ..... – –
UG991807223UG, 29.49%, 2/14/24 ..... 69 70
UG991807331UG, 29.49%, 2/14/24 ..... 53 55
UG991811416UG, 29.49%, 2/14/24 ...... 99 101
UG991811679UG, 29.49%, 2/14/24 ...... 32 (1)
UG991819107UG, 29.49%, 2/14/24 ..... 93 7
UG991820078UG, 29.49%, 2/14/24 ..... 47 48
UG991824942UG, 29.49%, 2/14/24 ..... 19 19
UG991826591UG, 29.49%, 2/14/24 ..... 113 115
UG991827030UG, 29.49%, 2/14/24 ..... 54 55
UG991829905UG, 29.49%, 2/14/24 ..... 28 28
UG991839021UG, 29.49%, 2/14/24 ..... 98 97
UG991841194UG, 29.49%, 2/14/24 ...... – –
UG991843509UG, 29.49%, 2/14/24 ..... 60 61
UG991851816UG, 29.49%, 2/14/24 ..... 142 145
UG991857188UG, 29.49%, 2/14/24 ..... 376 386
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991857248UG, 29.49%, 2/14/24 ..... $ 14 $ 14
UG991857920UG, 29.49%, 2/14/24 ..... 176 14
UG991857984UG, 29.49%, 2/14/24 ..... 63 64
UG991825377UG, Zero Cpn, 2/15/24 .... 58 4
UG991828490UG, Zero Cpn, 2/15/24 .... 169 12
UG991841269UG, Zero Cpn, 2/15/24 .... 125 9
UG991844063UG, Zero Cpn, 2/15/24 .... 725 51
UG991846935UG, Zero Cpn, 2/15/24 .... 562 39
UG991841512UG, 16.49%, 2/15/24 ..... 27 4
UG991853079UG, 18.47%, 2/15/24 ..... 202 203
UG991803737UG, 18.71%, 2/15/24 ..... 44 44
UG991857528UG, 19.3%, 2/15/24 ...... 36 36
UG991843097UG, 20.47%, 2/15/24 ..... 62 62
UG991805838UG, 21.47%, 2/15/24 ..... 116 9
UG991815047UG, 21.47%, 2/15/24 ..... 8 –
UG991850875UG, 23.45%, 2/15/24 ..... 340 340
UG991809041UG, 28.48%, 2/15/24 ..... 59 60
UG991811127UG, 28.48%, 2/15/24 ...... 1,224 1,249
UG991812203UG, 28.48%, 2/15/24 ..... 553 564
UG991815578UG, 28.48%, 2/15/24 ..... 8 8
UG991845273UG, 28.48%, 2/15/24 ..... 245 251
UG991814618UG, 29.48%, 2/15/24 ..... 71 5
UG991819327UG, 29.48%, 2/15/24 ..... 48 8
UG991830580UG, 29.48%, 2/15/24 ..... 27 27
UG991777925UG, 29.49%, 2/15/24 ..... 35 36
UG991808840UG, 29.49%, 2/15/24 ..... 79 81
UG991812295UG, 29.49%, 2/15/24 ..... 98 100
UG991812557UG, 29.49%, 2/15/24 ..... 82 82
UG991813506UG, 29.49%, 2/15/24 ..... 64 65
UG991814696UG, 29.49%, 2/15/24 ..... 131 135
UG991816140UG, 29.49%, 2/15/24 ..... 264 268
UG991817664UG, 29.49%, 2/15/24 ..... 133 11
UG991831448UG, 29.49%, 2/15/24 ..... 97 99
UG991834770UG, 29.49%, 2/15/24 ..... 31 32
UG991835844UG, 29.49%, 2/15/24 ..... 61 63
UG991842522UG, 29.49%, 2/15/24 ..... 155 156
UG991842689UG, 29.49%, 2/15/24 ..... 114 17
UG991848451UG, 29.49%, 2/15/24 ..... 73 74
UG991857458UG, 29.49%, 2/15/24 ..... 47 48
UG991823874UG, 17.47%, 2/16/24 ..... 237 238
UG991849830UG, 17.49%, 2/16/24 ..... 313 316
UG991943688UG, 29.49%, 2/16/24 ..... 361 32
UG991847729UG, Zero Cpn, 2/17/24 .... 120 8
UG991920721UG, 28.48%, 2/17/24 ..... 83 86
UG991827738UG, 29.49%, 2/17/24 ..... 18 18
UG991849598UG, 29.49%, 2/17/24 ..... 54 55
UG991997607UG, 29.49%, 2/17/24 ..... 123 126
UG991342732UG, 29.49%, 12/23/24 .... 253 272
UG991715757UG, 15.97%, 2/08/25 ..... 444 454
UG991740852UG, 15.97%, 2/08/25 ..... 135 48
UG991724808UG, 17.99%, 2/08/25 ..... 535 531
UG991735248UG, 17.99%, 2/08/25 ..... 299 297
UG991732442UG, 14.98%, 2/10/25 ..... 630 635
UG991733275UG, 14.98%, 2/10/25 ..... 259 265
UG991732663UG, 15%, 2/10/25 ........ 113 114
UG991742845UG, 15.97%, 2/10/25 ..... 23 23
UG991776139UG, 15.97%, 2/10/25 ..... 831 849
UG991839233UG, 15.97%, 2/10/25 ..... 96 96

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991883759UG, 15.97%, 2/10/25 ..... $ 912 $ 921
UG991922584UG, 15.97%, 2/10/25 ..... 10 10
UG991734362UG, 16.99%, 2/10/25 ..... 876 895
UG991758232UG, 16.99%, 2/10/25 ..... 265 271
UG991771576UG, 16.99%, 2/10/25 ..... 664 678
UG991799804UG, 16.99%, 2/10/25 ..... 204 1
UG991940443UG, 16.99%, 2/10/25 ..... 2,834 2,876
UG991767919UG, 17.99%, 2/10/25 ..... 314 313
UG991802234UG, 17.99%, 2/10/25 ..... 3,385 3,459
UG991910229UG, 17.99%, 2/10/25 ..... 393 401
UG991963090UG, 17.99%, 2/10/25 ..... 1,121 1,118
UG991761364UG, 28.98%, 2/10/25 ..... 259 271
UG991812249UG, 28.98%, 2/10/25 ..... 149 148
UG991822498UG, 28.98%, 2/10/25 ..... 71 70
UG991827179UG, 28.98%, 2/10/25 ..... 198 206
UG991854247UG, 28.98%, 2/10/25 ..... 292 73
UG991736378UG, 29.49%, 2/10/25 ..... 2,650 2,082
UG991812244UG, Zero Cpn, 2/11/25 .... 117 8
UG991753557UG, 15.97%, 2/11/25 ...... 6 6
UG991740362UG, 16.99%, 2/11/25 ...... 1,010 1,032
UG991747996UG, 16.99%, 2/11/25 ...... 538 549
UG991755840UG, 16.99%, 2/11/25 ...... 396 402
UG991810427UG, 18.97%, 2/11/25 ...... 15 14
UG991778952UG, 28.98%, 2/11/25 ...... 1,039 1,032
UG991851331UG, 28.98%, 2/11/25 ...... 1,890 1,933
UG991857312UG, 28.98%, 2/11/25 ...... 273 (8)
UG991745632UG, 29.49%, 2/11/25 ...... 98 102
UG991804723UG, 29.49%, 2/11/25 ...... 109 113
UG991809668UG, 29.49%, 2/11/25 ...... 310 317
UG991815191UG, 29.49%, 2/11/25 ...... 105 108
UG991815738UG, 29.49%, 2/11/25 ...... 90 93
UG991829840UG, 29.49%, 2/11/25 ...... 269 279
UG991836539UG, Zero Cpn, 2/12/25 .... 466 32
UG991849987UG, Zero Cpn, 2/12/25 .... 290 20
UG991858756UG, Zero Cpn, 2/12/25 .... 501 35
UG991922196UG, Zero Cpn, 2/12/25 .... 323 23
UG991974835UG, Zero Cpn, 2/12/25 .... 1,240 86
UG991810022UG, 14%, 2/12/25 ........ 1,621 334
UG991758225UG, 14.98%, 2/12/25 ..... 52 52
UG991769361UG, 14.98%, 2/12/25 ..... 274 274
UG991772549UG, 15%, 2/12/25 ........ 668 683
UG991915264UG, 15%, 2/12/25 ........ 2,088 2,134
UG991777650UG, 15.97%, 2/12/25 ..... 54 55
UG991797856UG, 15.97%, 2/12/25 ..... 66 66
UG991898060UG, 15.97%, 2/12/25 ..... 247 250
UG991750465UG, 16.99%, 2/12/25 ..... 1,256 821
UG991758319UG, 16.99%, 2/12/25 ..... 1,141 1,166
UG991769114UG, 17.99%, 2/12/25 ...... 445 454
UG991807436UG, 17.99%, 2/12/25 ..... 267 273
UG991884753UG, 17.99%, 2/12/25 ..... 28 28
UG991941107UG, 17.99%, 2/12/25 ...... 277 277
UG991827757UG, 18.97%, 2/12/25 ..... 150 153
UG991872148UG, 18.97%, 2/12/25 ..... 3,522 745
UG991926314UG, 18.97%, 2/12/25 ..... 861 873
UG991816619UG, 19.21%, 2/12/25 ..... 609 622
UG991864191UG, 19.21%, 2/12/25 ..... 1,016 1,038
UG991840163UG, 19.8%, 2/12/25 ...... 518 526
UG991760875UG, 19.99%, 2/12/25 ..... 113 118
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991786840UG, 19.99%, 2/12/25 ..... $ 220 $ 230
UG991799677UG, 19.99%, 2/12/25 ..... 680 146
UG991805953UG, 19.99%, 2/12/25 ..... 49 50
UG991816211UG, 19.99%, 2/12/25 ...... 119 125
UG991826760UG, 19.99%, 2/12/25 ..... 99 101
UG991838152UG, 19.99%, 2/12/25 ..... 6 6
UG991752839UG, 20.46%, 2/12/25 ..... 2,825 2,858
UG991785806UG, 20.46%, 2/12/25 ..... 183 186
UG991852722UG, 20.46%, 2/12/25 ..... 528 540
UG992003412UG, 20.46%, 2/12/25 ..... 203 206
UG991871804UG, 20.97%, 2/12/25 ..... 322 328
UG991883284UG, 20.97%, 2/12/25 ..... 17 16
UG991957028UG, 20.97%, 2/12/25 ..... 105 106
UG991802583UG, 21.46%, 2/12/25 ..... 179 179
UG991806756UG, 21.46%, 2/12/25 ..... 71 72
UG991821559UG, 21.98%, 2/12/25 ..... 533 536
UG991863804UG, 21.98%, 2/12/25 ..... 964 984
UG991833350UG, 22.97%, 2/12/25 ..... 1,314 1,340
UG991820674UG, 23.95%, 2/12/25 ..... 173 176
UG991849884UG, 27.99%, 2/12/25 ..... 617 643
UG991753187UG, 28.98%, 2/12/25 ..... 216 224
UG991782001UG, 28.98%, 2/12/25 ..... 20 20
UG991786749UG, 28.98%, 2/12/25 ..... 363 370
UG991801416UG, 28.98%, 2/12/25 ..... 501 526
UG991803393UG, 28.98%, 2/12/25 ..... 561 588
UG991803553UG, 28.98%, 2/12/25 ..... 449 61
UG991804110UG, 28.98%, 2/12/25 ...... 122 128
UG991806309UG, 28.98%, 2/12/25 ..... 138 145
UG991808773UG, 28.98%, 2/12/25 ..... 134 140
UG991809238UG, 28.98%, 2/12/25 ..... 177 13
UG991810584UG, 28.98%, 2/12/25 ..... 787 56
UG991811876UG, 28.98%, 2/12/25 ...... 272 185
UG991812552UG, 28.98%, 2/12/25 ..... 70 73
UG991817723UG, 28.98%, 2/12/25 ..... 112 26
UG991817728UG, 28.98%, 2/12/25 ..... 166 173
UG991818557UG, 28.98%, 2/12/25 ..... 101 104
UG991820783UG, 28.98%, 2/12/25 ..... 26 26
UG991823389UG, 28.98%, 2/12/25 ..... 250 262
UG991829022UG, 28.98%, 2/12/25 ..... 73 73
UG991830871UG, 28.98%, 2/12/25 ..... 272 283
UG991832753UG, 28.98%, 2/12/25 ..... 363 378
UG991836990UG, 28.98%, 2/12/25 ..... 84 85
UG991838664UG, 28.98%, 2/12/25 ..... 1,244 1,235
UG991838703UG, 28.98%, 2/12/25 ..... 94 99
UG991839992UG, 28.98%, 2/12/25 ..... 33 33
UG991841608UG, 28.98%, 2/12/25 ..... 241 252
UG991843868UG, 28.98%, 2/12/25 ..... 212 222
UG991807146UG, 29.46%, 2/12/25 ..... 283 298
UG991753952UG, 29.49%, 2/12/25 ..... 463 474
UG991762228UG, 29.49%, 2/12/25 ..... 111 116
UG991777163UG, 29.49%, 2/12/25 ..... 44 45
UG991790482UG, 29.49%, 2/12/25 ..... 175 181
UG991798251UG, 29.49%, 2/12/25 ..... 92 94
UG991802896UG, 29.49%, 2/12/25 ..... 49 16
UG991803191UG, 29.49%, 2/12/25 ..... 229 240
UG991803804UG, 29.49%, 2/12/25 ..... 52 4
UG991804775UG, 29.49%, 2/12/25 ..... 456 483
UG991805631UG, 29.49%, 2/12/25 ..... 117 28

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991806948UG, 29.49%, 2/12/25 ..... $ 130 $ 137
UG991809346UG, 29.49%, 2/12/25 ..... 211 221
UG991809887UG, 29.49%, 2/12/25 ..... 167 175
UG991811105UG, 29.49%, 2/12/25 ...... 60 61
UG991813309UG, 29.49%, 2/12/25 ..... 139 145
UG991814010UG, 29.49%, 2/12/25 ..... 4 4
UG991814338UG, 29.49%, 2/12/25 ..... 14 13
UG991814464UG, 29.49%, 2/12/25 ..... 28 28
UG991815155UG, 29.49%, 2/12/25 ..... 75 56
UG991819588UG, 29.49%, 2/12/25 ..... 601 175
UG991821193UG, 29.49%, 2/12/25 ...... 166 22
UG991821588UG, 29.49%, 2/12/25 ..... 200 201
UG991825037UG, 29.49%, 2/12/25 ..... 61 63
UG991826473UG, 29.49%, 2/12/25 ..... 62 64
UG991828550UG, 29.49%, 2/12/25 ..... 460 487
UG991828740UG, 29.49%, 2/12/25 ..... 253 182
UG991829556UG, 29.49%, 2/12/25 ..... 46 48
UG991833915UG, 29.49%, 2/12/25 ..... 79 83
UG991834980UG, 29.49%, 2/12/25 ..... 4 4
UG991836274UG, 29.49%, 2/12/25 ..... 382 51
UG991837472UG, 29.49%, 2/12/25 ..... 122 129
UG991841177UG, 29.49%, 2/12/25 ...... 287 75
UG991843673UG, 29.49%, 2/12/25 ..... 166 (11)
UG991846043UG, 29.49%, 2/12/25 ..... 101 107
UG991847529UG, 29.49%, 2/12/25 ..... 26 26
UG991849938UG, 29.49%, 2/12/25 ..... 109 115
UG991850187UG, 29.49%, 2/12/25 ..... 48 19
UG991850254UG, 29.49%, 2/12/25 ..... 35 35
UG991850275UG, 29.49%, 2/12/25 ..... 245 255
UG991853347UG, 29.49%, 2/12/25 ..... 2,282 2,394
UG991854668UG, 29.49%, 2/12/25 ..... 1,780 1,871
UG991761973UG, Zero Cpn, 2/13/25 .... 212 15
UG991782009UG, Zero Cpn, 2/13/25 .... 199 14
UG991804596UG, Zero Cpn, 2/13/25 .... 117 8
UG991804919UG, Zero Cpn, 2/13/25 .... 208 14
UG991827841UG, Zero Cpn, 2/13/25 .... 80 5
UG991828506UG, Zero Cpn, 2/13/25 .... 196 14
UG991834798UG, Zero Cpn, 2/13/25 .... 63 4
UG991839486UG, Zero Cpn, 2/13/25 .... 127 9
UG991848713UG, Zero Cpn, 2/13/25 .... 243 17
UG991770961UG, 14.97%, 2/13/25 ..... 7 7
UG991759353UG, 14.98%, 2/13/25 ..... 97 99
UG991834929UG, 14.98%, 2/13/25 ..... 333 340
UG991761161UG, 15%, 2/13/25 ........ 439 445
UG991837288UG, 15%, 2/13/25 ........ 71 73
UG991838768UG, 15%, 2/13/25 ........ 300 303
UG991897034UG, 15%, 2/13/25 ........ 49 49
UG991951153UG, 15%, 2/13/25 ........ 172 174
UG991900934UG, 15.97%, 2/13/25 ..... 187 190
UG991995168UG, 15.97%, 2/13/25 ..... 100 101
UG991772971UG, 16.99%, 2/13/25 ..... 1,270 1,276
UG991789526UG, 16.99%, 2/13/25 ..... 609 622
UG991851687UG, 16.99%, 2/13/25 ..... 75 77
UG991863444UG, 16.99%, 2/13/25 ..... 115 115
UG991898765UG, 16.99%, 2/13/25 ..... 4,026 4,115
UG991917280UG, 16.99%, 2/13/25 ..... 1,341 1,371
UG991944781UG, 16.99%, 2/13/25 ..... 154 11
UG991964092UG, 16.99%, 2/13/25 ..... 1,100 1,117
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991991790UG, 16.99%, 2/13/25 ..... $ 56 $ 57
UG991764232UG, 17.99%, 2/13/25 ..... 115 118
UG991764725UG, 17.99%, 2/13/25 ..... 155 159
UG991765109UG, 17.99%, 2/13/25 ..... 61 61
UG991770734UG, 17.99%, 2/13/25 ..... 173 177
UG991790361UG, 17.99%, 2/13/25 ..... 66 67
UG991762564UG, 18.97%, 2/13/25 ..... 314 320
UG991796484UG, 18.97%, 2/13/25 ..... 67 68
UG991836240UG, 18.97%, 2/13/25 ..... 21 21
UG991860430UG, 18.97%, 2/13/25 ..... 56 56
UG991888359UG, 19.21%, 2/13/25 ..... 64 64
UG991994001UG, 19.21%, 2/13/25 ..... 472 479
UG991763007UG, 19.8%, 2/13/25 ...... 78 78
UG991806983UG, 19.8%, 2/13/25 ...... 117 118
UG991807781UG, 19.8%, 2/13/25 ...... 41 41
UG991820791UG, 19.8%, 2/13/25 ...... 976 27
UG991821308UG, 19.8%, 2/13/25 ...... 13 13
UG991858233UG, 19.8%, 2/13/25 ...... 2,084 2,118
UG991804993UG, 19.99%, 2/13/25 ..... 390 409
UG991806621UG, 19.99%, 2/13/25 ..... 18 16
UG991815843UG, 19.99%, 2/13/25 ..... 554 565
UG991816388UG, 19.99%, 2/13/25 ..... 54 55
UG991828017UG, 19.99%, 2/13/25 ..... 56 57
UG991831745UG, 19.99%, 2/13/25 ..... 246 255
UG991834564UG, 19.99%, 2/13/25 ..... 1,693 1,755
UG991849814UG, 19.99%, 2/13/25 ..... 402 50
UG991820645UG, 20.46%, 2/13/25 ..... 118 117
UG991832645UG, 20.46%, 2/13/25 ..... 1,570 (9)
UG991835719UG, 20.46%, 2/13/25 ..... 2,227 2,274
UG991851215UG, 20.46%, 2/13/25 ..... 70 71
UG991810702UG, 20.97%, 2/13/25 ..... 1,032 1,054
UG991804184UG, 21.46%, 2/13/25 ..... 222 221
UG991826312UG, 21.46%, 2/13/25 ..... 676 681
UG991844908UG, 21.46%, 2/13/25 ..... 1,928 1,968
UG991867322UG, 21.46%, 2/13/25 ..... 233 236
UG991835728UG, 21.98%, 2/13/25 ..... 1,063 1,082
UG991838484UG, 21.98%, 2/13/25 ..... 361 364
UG991884233UG, 21.98%, 2/13/25 ..... 99 101
UG991964103UG, 21.98%, 2/13/25 ..... 213 215
UG991845521UG, 22.95%, 2/13/25 ..... 3,119 3,181
UG991836654UG, 23.95%, 2/13/25 ..... 1,388 1,416
UG991874122UG, 25.95%, 2/13/25 ..... 249 254
UG991817461UG, 27.99%, 2/13/25 ..... 377 391
UG991832074UG, 27.99%, 2/13/25 ..... 101 105
UG991762295UG, 28.98%, 2/13/25 ..... 108 8
UG991773511UG, 28.98%, 2/13/25 ...... 178 187
UG991777156UG, 28.98%, 2/13/25 ..... 1,055 1,096
UG991778042UG, 28.98%, 2/13/25 ..... 48 7
UG991794293UG, 28.98%, 2/13/25 ..... 949 131
UG991795226UG, 28.98%, 2/13/25 ..... 156 158
UG991804663UG, 28.98%, 2/13/25 ..... 123 129
UG991805844UG, 28.98%, 2/13/25 ..... 438 448
UG991807185UG, 28.98%, 2/13/25 ..... 65 67
UG991808120UG, 28.98%, 2/13/25 ..... 194 (7)
UG991808321UG, 28.98%, 2/13/25 ..... 421 441
UG991808486UG, 28.98%, 2/13/25 ..... 200 205
UG991808933UG, 28.98%, 2/13/25 ..... 155 163
UG991809700UG, 28.98%, 2/13/25 ..... 537 557

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991811977UG, 28.98%, 2/13/25 ...... $ 126 $ 17
UG991814474UG, 28.98%, 2/13/25 ..... 35 35
UG991816221UG, 28.98%, 2/13/25 ..... 157 165
UG991817001UG, 28.98%, 2/13/25 ..... 541 74
UG991817771UG, 28.98%, 2/13/25 ..... 97 102
UG991822597UG, 28.98%, 2/13/25 ..... 192 202
UG991823378UG, 28.98%, 2/13/25 ..... 634 665
UG991826741UG, 28.98%, 2/13/25 ..... 241 32
UG991828499UG, 28.98%, 2/13/25 ..... 63 66
UG991832349UG, 28.98%, 2/13/25 ..... 128 133
UG991833018UG, 28.98%, 2/13/25 ..... 809 (31)
UG991833309UG, 28.98%, 2/13/25 ..... 202 14
UG991837084UG, 28.98%, 2/13/25 ..... 26 27
UG991840865UG, 28.98%, 2/13/25 ..... 202 212
UG991844003UG, 28.98%, 2/13/25 ..... 328 344
UG991844836UG, 28.98%, 2/13/25 ..... 142 149
UG991845546UG, 28.98%, 2/13/25 ..... 357 374
UG991849019UG, 28.98%, 2/13/25 ..... 256 261
UG991849383UG, 28.98%, 2/13/25 ..... 798 837
UG991853522UG, 28.98%, 2/13/25 ..... 1,781 1,851
UG991854829UG, 28.98%, 2/13/25 ..... 1,427 1,497
UG991857566UG, 28.98%, 2/13/25 ..... 12 12
UG991830446UG, 29.45%, 2/13/25 ..... 353 25
UG991762706UG, 29.49%, 2/13/25 ..... 92 97
UG991794448UG, 29.49%, 2/13/25 ..... 100 106
UG991802525UG, 29.49%, 2/13/25 ..... 945 994
UG991803467UG, 29.49%, 2/13/25 ..... 496 517
UG991805134UG, 29.49%, 2/13/25 ..... 660 88
UG991806325UG, 29.49%, 2/13/25 ..... 19 19
UG991807992UG, 29.49%, 2/13/25 ..... 140 142
UG991808763UG, 29.49%, 2/13/25 ..... 467 474
UG991810935UG, 29.49%, 2/13/25 ..... 195 206
UG991811705UG, 29.49%, 2/13/25 ...... 191 26
UG991812601UG, 29.49%, 2/13/25 ..... 372 389
UG991813160UG, 29.49%, 2/13/25 ..... 108 113
UG991814314UG, 29.49%, 2/13/25 ..... 879 919
UG991814587UG, 29.49%, 2/13/25 ..... 239 244
UG991816392UG, 29.49%, 2/13/25 ..... 90 94
UG991820548UG, 29.49%, 2/13/25 ..... 1,392 1,420
UG991820840UG, 29.49%, 2/13/25 ..... 190 200
UG991821533UG, 29.49%, 2/13/25 ..... 37 38
UG991822593UG, 29.49%, 2/13/25 ..... 156 158
UG991824463UG, 29.49%, 2/13/25 ..... 107 108
UG991825720UG, 29.49%, 2/13/25 ..... 1,603 1,685
UG991827070UG, 29.49%, 2/13/25 ..... 18 18
UG991828091UG, 29.49%, 2/13/25 ..... 10 10
UG991848153UG, 29.49%, 2/13/25 ..... 46 48
UG991851569UG, 29.49%, 2/13/25 ..... 50 42
UG991856005UG, 29.49%, 2/13/25 ..... 37 37
UG991857159UG, 29.49%, 2/13/25 ..... 560 588
UG991857606UG, 29.49%, 2/13/25 ..... 148 156
UG991859063UG, 29.49%, 2/13/25 ..... 1,536 115
UG991785193UG, Zero Cpn, 2/14/25 .... 721 50
UG991804176UG, Zero Cpn, 2/14/25 .... 2 –
UG991807957UG, Zero Cpn, 2/14/25 .... 514 35
UG991809816UG, Zero Cpn, 2/14/25 .... 194 13
UG991809954UG, Zero Cpn, 2/14/25 .... 600 41
UG991810494UG, Zero Cpn, 2/14/25 .... 305 21
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991815841UG, Zero Cpn, 2/14/25 .... $ 259 $ 18
UG991828158UG, Zero Cpn, 2/14/25 .... 726 51
UG991836363UG, Zero Cpn, 2/14/25 .... 2,004 140
UG991848162UG, Zero Cpn, 2/14/25 .... 76 5
UG991975102UG, Zero Cpn, 2/14/25 .... 321 23
UG991865402UG, 14.97%, 2/14/25 ..... 293 34
UG991955469UG, 15%, 2/14/25 ........ 650 659
UG991773058UG, 15.97%, 2/14/25 ..... 200 205
UG991856650UG, 15.97%, 2/14/25 ..... 373 250
UG991963236UG, 15.97%, 2/14/25 ..... 173 177
UG991770123UG, 16.99%, 2/14/25 ..... 859 871
UG991784739UG, 16.99%, 2/14/25 ..... 1,721 1,759
UG991844428UG, 16.99%, 2/14/25 ..... 389 46
UG991939974UG, 16.99%, 2/14/25 ..... 422 432
UG991962430UG, 16.99%, 2/14/25 ..... 199 202
UG991767560UG, 17.99%, 2/14/25 ..... 287 287
UG991772757UG, 17.99%, 2/14/25 ..... 5,304 5,381
UG991775466UG, 17.99%, 2/14/25 ..... 366 367
UG991813547UG, 17.99%, 2/14/25 ..... 55 55
UG991813569UG, 17.99%, 2/14/25 ..... 476 487
UG991830188UG, 18.97%, 2/14/25 ..... 823 841
UG991836509UG, 19.21%, 2/14/25 ..... 537 548
UG991871714UG, 19.21%, 2/14/25 ..... 227 226
UG991871531UG, 19.8%, 2/14/25 ...... 204 208
UG991873354UG, 19.8%, 2/14/25 ...... 62 63
UG991804998UG, 19.99%, 2/14/25 ..... 69 71
UG991805685UG, 19.99%, 2/14/25 ..... 173 181
UG991820154UG, 19.99%, 2/14/25 ..... 65 68
UG991842185UG, 19.99%, 2/14/25 ..... 173 177
UG991825048UG, 20.97%, 2/14/25 ..... 189 191
UG991854398UG, 20.97%, 2/14/25 ..... 333 340
UG991900726UG, 20.97%, 2/14/25 ..... 290 296
UG991889627UG, 21.46%, 2/14/25 ..... 161 164
UG991897328UG, 21.46%, 2/14/25 ..... 50 50
UG991910744UG, 21.46%, 2/14/25 ..... 78 79
UG991870073UG, 21.98%, 2/14/25 ..... 52 53
UG991809915UG, 22.97%, 2/14/25 ..... 654 (9)
UG991811355UG, 22.97%, 2/14/25 ...... 761 524
UG991827100UG, 23.95%, 2/14/25 ..... 229 229
UG991833971UG, 23.95%, 2/14/25 ..... 1,110 1,128
UG991841722UG, 23.95%, 2/14/25 ..... 99 1
UG991806406UG, 25.94%, 2/14/25 ..... 151 119
UG991842393UG, 25.95%, 2/14/25 ..... 55 55
UG991805856UG, 27.99%, 2/14/25 ..... 22 22
UG991764741UG, 28.98%, 2/14/25 ..... 2,780 2,818
UG991802904UG, 28.98%, 2/14/25 ..... 254 263
UG991806111UG, 28.98%, 2/14/25 ...... 14 14
UG991806712UG, 28.98%, 2/14/25 ..... 110 115
UG991807226UG, 28.98%, 2/14/25 ..... 142 147
UG991807412UG, 28.98%, 2/14/25 ..... 650 674
UG991807486UG, 28.98%, 2/14/25 ..... 174 182
UG991814585UG, 28.98%, 2/14/25 ..... 738 769
UG991815145UG, 28.98%, 2/14/25 ..... 136 143
UG991818104UG, 28.98%, 2/14/25 ..... 243 247
UG991818687UG, 28.98%, 2/14/25 ..... 4 4
UG991820882UG, 28.98%, 2/14/25 ..... 629 651
UG991823151UG, 28.98%, 2/14/25 ..... 256 266
UG991823684UG, 28.98%, 2/14/25 ..... 183 183

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991824915UG, 28.98%, 2/14/25 ..... $ 97 $ 102
UG991826791UG, 28.98%, 2/14/25 ..... 1,905 1,998
UG991830152UG, 28.98%, 2/14/25 ..... 235 245
UG991835570UG, 28.98%, 2/14/25 ..... 143 150
UG991835935UG, 28.98%, 2/14/25 ..... 320 336
UG991837382UG, 28.98%, 2/14/25 ..... 318 333
UG991838203UG, 28.98%, 2/14/25 ..... 97 101
UG991841375UG, 28.98%, 2/14/25 ..... 396 89
UG991841496UG, 28.98%, 2/14/25 ..... 118 122
UG991847760UG, 28.98%, 2/14/25 ..... 80 84
UG991764780UG, 29.49%, 2/14/25 ..... 85 88
UG991777555UG, 29.49%, 2/14/25 ..... 133 138
UG991787306UG, 29.49%, 2/14/25 ..... 89 93
UG991792923UG, 29.49%, 2/14/25 ..... 101 107
UG991793202UG, 29.49%, 2/14/25 ..... 390 26
UG991800343UG, 29.49%, 2/14/25 ..... 75 78
UG991801930UG, 29.49%, 2/14/25 ..... 1,141 (44)
UG991802829UG, 29.49%, 2/14/25 ..... 22 22
UG991803107UG, 29.49%, 2/14/25 ..... 146 155
UG991803647UG, 29.49%, 2/14/25 ..... 7 7
UG991805019UG, 29.49%, 2/14/25 ..... 87 91
UG991806368UG, 29.49%, 2/14/25 ..... 30 –
UG991806920UG, 29.49%, 2/14/25 ..... 67 69
UG991807783UG, 29.49%, 2/14/25 ..... 41 41
UG991808473UG, 29.49%, 2/14/25 ..... 1,267 1,329
UG991809713UG, 29.49%, 2/14/25 ..... 103 109
UG991810685UG, 29.49%, 2/14/25 ..... 160 22
UG991811157UG, 29.49%, 2/14/25 ...... 180 189
UG991811373UG, 29.49%, 2/14/25 ...... 502 529
UG991811441UG, 29.49%, 2/14/25 ...... 1,313 87
UG991812058UG, 29.49%, 2/14/25 ..... 148 153
UG991812461UG, 29.49%, 2/14/25 ..... 1,697 1,748
UG991814129UG, 29.49%, 2/14/25 ..... 29 29
UG991815619UG, 29.49%, 2/14/25 ..... 45 46
UG991817021UG, 29.49%, 2/14/25 ..... 87 91
UG991818882UG, 29.49%, 2/14/25 ..... 279 285
UG991818945UG, 29.49%, 2/14/25 ..... 264 269
UG991819000UG, 29.49%, 2/14/25 ..... 118 122
UG991820047UG, 29.49%, 2/14/25 ..... 717 755
UG991821673UG, 29.49%, 2/14/25 ..... 33 34
UG991822073UG, 29.49%, 2/14/25 ..... 290 302
UG991822173UG, 29.49%, 2/14/25 ..... 168 178
UG991823710UG, 29.49%, 2/14/25 ..... 288 302
UG991825101UG, 29.49%, 2/14/25 ..... 679 714
UG991825782UG, 29.49%, 2/14/25 ..... 80 82
UG991826429UG, 29.49%, 2/14/25 ..... 34 34
UG991826813UG, 29.49%, 2/14/25 ..... 93 91
UG991829241UG, 29.49%, 2/14/25 ..... 13 13
UG991831048UG, 29.49%, 2/14/25 ..... 1,089 1,134
UG991832048UG, 29.49%, 2/14/25 ..... 100 105
UG991832343UG, 29.49%, 2/14/25 ..... 175 182
UG991834001UG, 29.49%, 2/14/25 ..... 215 226
UG991835429UG, 29.49%, 2/14/25 ..... 719 754
UG991836066UG, 29.49%, 2/14/25 ..... 3,411 3,612
UG991837815UG, 29.49%, 2/14/25 ..... 16 16
UG991838877UG, 29.49%, 2/14/25 ..... 464 63
UG991840916UG, 29.49%, 2/14/25 ..... 106 15
UG991842038UG, 29.49%, 2/14/25 ..... 125 132
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991842597UG, 29.49%, 2/14/25 ..... $ 346 $ 49
UG991843173UG, 29.49%, 2/14/25 ..... 96 98
UG991843756UG, 29.49%, 2/14/25 ..... 1,884 1,866
UG991844460UG, 29.49%, 2/14/25 ..... 36 37
UG991844683UG, 29.49%, 2/14/25 ..... 24 24
UG991845578UG, 29.49%, 2/14/25 ..... 217 228
UG991846435UG, 29.49%, 2/14/25 ..... 680 91
UG991847323UG, 29.49%, 2/14/25 ..... 104 108
UG991849155UG, 29.49%, 2/14/25 ..... 233 246
UG991850312UG, 29.49%, 2/14/25 ..... 37 38
UG991852753UG, 29.49%, 2/14/25 ..... 133 140
UG991852815UG, 29.49%, 2/14/25 ..... 21 21
UG991855825UG, 29.49%, 2/14/25 ..... 1,147 1,214
UG991792838UG, Zero Cpn, 2/15/25 .... 683 47
UG991803750UG, Zero Cpn, 2/15/25 .... 219 15
UG991815080UG, Zero Cpn, 2/15/25 .... 402 28
UG991817668UG, Zero Cpn, 2/15/25 .... 415 29
UG991818158UG, Zero Cpn, 2/15/25 .... 143 10
UG991819395UG, Zero Cpn, 2/15/25 .... 95 7
UG991821958UG, Zero Cpn, 2/15/25 .... 116 8
UG991823354UG, Zero Cpn, 2/15/25 .... 503 35
UG991823651UG, Zero Cpn, 2/15/25 .... 35 3
UG991830523UG, Zero Cpn, 2/15/25 .... 837 58
UG991831792UG, Zero Cpn, 2/15/25 .... 382 27
UG991841901UG, Zero Cpn, 2/15/25 .... 123 8
UG991848229UG, Zero Cpn, 2/15/25 .... 164 11
UG991867337UG, 14.98%, 2/15/25 ..... 513 525
UG991789128UG, 15%, 2/15/25 ........ 981 996
UG991808536UG, 15.97%, 2/15/25 ..... 130 130
UG991851600UG, 15.97%, 2/15/25 ..... 276 282
UG991781788UG, 15.99%, 2/15/25 ..... 447 457
UG991818245UG, 15.99%, 2/15/25 ..... 339 345
UG991774883UG, 16.99%, 2/15/25 ..... 851 579
UG991849835UG, 16.99%, 2/15/25 ..... 431 440
UG991885852UG, 16.99%, 2/15/25 ..... 107 109
UG991967241UG, 16.99%, 2/15/25 ..... 154 156
UG991784876UG, 17.99%, 2/15/25 ..... 748 764
UG991808185UG, 17.99%, 2/15/25 ..... 806 502
UG991897877UG, 17.99%, 2/15/25 ..... 1,025 1,039
UG992001641UG, 17.99%, 2/15/25 ..... 216 26
UG991838452UG, 18.97%, 2/15/25 ..... 782 794
UG991853538UG, 18.97%, 2/15/25 ..... 831 848
UG991842168UG, 19.21%, 2/15/25 ..... 420 426
UG991860520UG, 19.21%, 2/15/25 ..... 1,011 1,033
UG991872897UG, 19.21%, 2/15/25 ..... 343 (1)
UG991885352UG, 19.8%, 2/15/25 ...... 81 83
UG991776382UG, 19.99%, 2/15/25 ..... 1,572 1,608
UG991777402UG, 19.99%, 2/15/25 ..... 71 74
UG991784969UG, 19.99%, 2/15/25 ..... 1,224 1,252
UG991802931UG, 19.99%, 2/15/25 ..... 107 112
UG991811839UG, 19.99%, 2/15/25 ...... 43 45
UG991829098UG, 19.99%, 2/15/25 ..... 490 514
UG991830107UG, 19.99%, 2/15/25 ..... 3,571 450
UG991831697UG, 19.99%, 2/15/25 ..... 211 217
UG991848172UG, 19.99%, 2/15/25 ..... 7 7
UG991812531UG, 20.97%, 2/15/25 ..... 50 51
UG991839957UG, 21.46%, 2/15/25 ..... 516 526
UG991841309UG, 21.97%, 2/15/25 ..... 331 330

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991826445UG, 21.98%, 2/15/25 ..... $ 159 $ 160
UG991835552UG, 21.98%, 2/15/25 ..... 346 353
UG991857809UG, 21.98%, 2/15/25 ..... 83 6
UG991840733UG, 22.95%, 2/15/25 ..... 42 42
UG991946872UG, 23.95%, 2/15/25 ..... 263 256
UG991807279UG, 27.99%, 2/15/25 ..... 127 133
UG991779814UG, 28.98%, 2/15/25 ..... 688 723
UG991804378UG, 28.98%, 2/15/25 ..... 23 23
UG991806632UG, 28.98%, 2/15/25 ..... 211 222
UG991806791UG, 28.98%, 2/15/25 ..... 138 138
UG991808277UG, 28.98%, 2/15/25 ..... 270 284
UG991808466UG, 28.98%, 2/15/25 ..... 165 173
UG991808666UG, 28.98%, 2/15/25 ..... 146 146
UG991811774UG, 28.98%, 2/15/25 ...... 162 170
UG991816146UG, 28.98%, 2/15/25 ..... 17 17
UG991817978UG, 28.98%, 2/15/25 ..... 717 745
UG991818026UG, 28.98%, 2/15/25 ..... 137 142
UG991818637UG, 28.98%, 2/15/25 ..... 7 7
UG991820317UG, 28.98%, 2/15/25 ..... 401 420
UG991822271UG, 28.98%, 2/15/25 ..... 230 231
UG991822996UG, 28.98%, 2/15/25 ..... 52 53
UG991823702UG, 28.98%, 2/15/25 ..... 345 358
UG991825566UG, 28.98%, 2/15/25 ..... 94 99
UG991830158UG, 28.98%, 2/15/25 ..... 79 11
UG991835626UG, 28.98%, 2/15/25 ..... 241 170
UG991836573UG, 28.98%, 2/15/25 ..... 1,181 81
UG991836944UG, 28.98%, 2/15/25 ..... 66 (1)
UG991840458UG, 28.98%, 2/15/25 ..... 47 47
UG991843119UG, 28.98%, 2/15/25 ...... 194 203
UG991843450UG, 28.98%, 2/15/25 ..... 210 154
UG991844759UG, 28.98%, 2/15/25 ..... 250 262
UG991852017UG, 28.98%, 2/15/25 ..... 185 194
UG991852088UG, 28.98%, 2/15/25 ..... 41 42
UG991853669UG, 28.98%, 2/15/25 ..... 1,069 1,121
UG991855575UG, 28.98%, 2/15/25 ..... 156 158
UG991778437UG, 29.49%, 2/15/25 ..... 231 244
UG991794398UG, 29.49%, 2/15/25 ..... 245 252
UG991803200UG, 29.49%, 2/15/25 ..... 388 408
UG991803612UG, 29.49%, 2/15/25 ..... 85 90
UG991803666UG, 29.49%, 2/15/25 ..... 5 5
UG991803753UG, 29.49%, 2/15/25 ..... 98 101
UG991804151UG, 29.49%, 2/15/25 ..... 83 87
UG991806032UG, 29.49%, 2/15/25 ..... 106 107
UG991806084UG, 29.49%, 2/15/25 ..... 65 65
UG991806704UG, 29.49%, 2/15/25 ..... 600 589
UG991807047UG, 29.49%, 2/15/25 ..... 25 25
UG991807392UG, 29.49%, 2/15/25 ..... 48 50
UG991808149UG, 29.49%, 2/15/25 ..... 94 98
UG991808383UG, 29.49%, 2/15/25 ..... 91 92
UG991808493UG, 29.49%, 2/15/25 ..... 127 134
UG991811260UG, 29.49%, 2/15/25 ...... 369 388
UG991811830UG, 29.49%, 2/15/25 ...... 277 20
UG991811888UG, 29.49%, 2/15/25 ...... 50 51
UG991812152UG, 29.49%, 2/15/25 ..... 5 5
UG991814443UG, 29.49%, 2/15/25 ..... 245 258
UG991816017UG, 29.49%, 2/15/25 ..... 94 95
UG991816717UG, 29.49%, 2/15/25 ..... 245 257
UG991816760UG, 29.49%, 2/15/25 ..... 14 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991818267UG, 29.49%, 2/15/25 ..... $ 75 $ 78
UG991819412UG, 29.49%, 2/15/25 ..... 169 177
UG991820526UG, 29.49%, 2/15/25 ..... 300 315
UG991822516UG, 29.49%, 2/15/25 ..... 4 3
UG991824951UG, 29.49%, 2/15/25 ..... 142 148
UG991825651UG, 29.49%, 2/15/25 ..... 671 695
UG991825953UG, 29.49%, 2/15/25 ..... 2,078 2,161
UG991826189UG, 29.49%, 2/15/25 ..... 18 18
UG991826550UG, 29.49%, 2/15/25 ..... 87 88
UG991830568UG, 29.49%, 2/15/25 ..... 237 251
UG991832219UG, 29.49%, 2/15/25 ..... 78 82
UG991833396UG, 29.49%, 2/15/25 ..... 425 451
UG991834132UG, 29.49%, 2/15/25 ..... 143 151
UG991834349UG, 29.49%, 2/15/25 ..... 107 112
UG991835600UG, 29.49%, 2/15/25 ..... 60 62
UG991836999UG, 29.49%, 2/15/25 ..... 39 40
UG991838702UG, 29.49%, 2/15/25 ..... 17 18
UG991839738UG, 29.49%, 2/15/25 ..... 22 22
UG991839928UG, 29.49%, 2/15/25 ..... 666 699
UG991839939UG, 29.49%, 2/15/25 ..... 526 548
UG991840852UG, 29.49%, 2/15/25 ..... 27 25
UG991841673UG, 29.49%, 2/15/25 ..... 10 10
UG991842134UG, 29.49%, 2/15/25 ..... 276 286
UG991842634UG, 29.49%, 2/15/25 ..... 54 56
UG991842993UG, 29.49%, 2/15/25 ..... 141 149
UG991843227UG, 29.49%, 2/15/25 ..... 197 207
UG991843712UG, 29.49%, 2/15/25 ..... 198 (2)
UG991846268UG, 29.49%, 2/15/25 ..... 390 (4)
UG991846709UG, 29.49%, 2/15/25 ..... 154 161
UG991848073UG, 29.49%, 2/15/25 ..... 318 318
UG991849202UG, 29.49%, 2/15/25 ..... 344 365
UG991851480UG, 29.49%, 2/15/25 ..... 666 663
UG991853701UG, 29.49%, 2/15/25 ..... 2,149 2,240
UG991854942UG, 29.49%, 2/15/25 ..... 543 408
UG991855015UG, 29.49%, 2/15/25 ..... 130 136
UG991857058UG, 29.49%, 2/15/25 ..... 1,141 1,204
UG991795872UG, 14.97%, 2/16/25 ..... 227 231
UG991808441UG, 14.97%, 2/16/25 ..... 110 112
UG991823722UG, 14.97%, 2/16/25 ..... 581 595
UG991797926UG, 14.98%, 2/16/25 ..... 194 197
UG991826430UG, 14.98%, 2/16/25 ..... 68 69
UG991953998UG, 14.98%, 2/16/25 ..... 11 11
UG991982440UG, 14.98%, 2/16/25 ..... 55 56
UG991801116UG, 15%, 2/16/25 ........ 2,338 2,393
UG991844330UG, 15%, 2/16/25 ........ 169 137
UG991824562UG, 15.97%, 2/16/25 ..... 53 54
UG991848121UG, 15.97%, 2/16/25 ..... 431 437
UG991865373UG, 15.97%, 2/16/25 ..... 13 13
UG991787407UG, 16.99%, 2/16/25 ..... 364 240
UG991854632UG, 16.99%, 2/16/25 ..... 337 345
UG991856762UG, 16.99%, 2/16/25 ..... 97 99
UG991902815UG, 16.99%, 2/16/25 ..... 145 148
UG991929151UG, 16.99%, 2/16/25 ..... 39 39
UG991937144UG, 16.99%, 2/16/25 ..... 1,878 1,922
UG991941145UG, 16.99%, 2/16/25 ...... 251 256
UG991959965UG, 16.99%, 2/16/25 ..... – –
UG991964791UG, 16.99%, 2/16/25 ..... 1,339 1,371
UG991847924UG, 17.97%, 2/16/25 ..... 145 147

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991851044UG, 17.97%, 2/16/25 ..... $ 233 $ 233
UG991862779UG, 17.99%, 2/16/25 ..... 1,029 2
UG991868894UG, 17.99%, 2/16/25 ..... 702 718
UG991921494UG, 17.99%, 2/16/25 ..... 3,886 3,962
UG991856214UG, 29.49%, 2/16/25 ..... 154 161
UG991956251UG, 29.49%, 2/16/25 ..... 41 41
UG991818263UG, Zero Cpn, 2/17/25 .... 2,653 186
UG991854974UG, 19.99%, 2/17/25 ..... 171 180
UG991924629UG, 19.99%, 2/17/25 ..... 10 10
UG991793801UG, 28.98%, 2/17/25 ..... 76 79
UG991802308UG, 28.98%, 2/17/25 ..... 3,741 279
UG991804304UG, 28.98%, 2/17/25 ..... 202 213
UG991806681UG, 28.98%, 2/17/25 ..... 662 693
UG991822283UG, 28.98%, 2/17/25 ..... 1,609 111
UG991843418UG, 28.98%, 2/17/25 ..... 186 195
UG991878584UG, 28.98%, 2/17/25 ..... 278 292
UG991937848UG, 28.98%, 2/17/25 ..... 1,266 1,324
UG991976569UG, 28.98%, 2/17/25 ..... 1,025 1,075
UG991985560UG, 28.98%, 2/17/25 ..... 354 372
UG991995440UG, 28.98%, 2/17/25 ..... 260 268
UG991806949UG, 29.49%, 2/17/25 ..... 97 102
UG991807261UG, 29.49%, 2/17/25 ..... 19 19
UG991829765UG, 29.49%, 2/17/25 ..... 198 208
UG991830438UG, 29.49%, 2/17/25 ..... 186 196
UG991831432UG, 29.49%, 2/17/25 ..... 111 117
UG991854422UG, 29.49%, 2/17/25 ..... 857 885
UG991867715UG, 29.49%, 2/17/25 ..... 217 218
UG991924634UG, 29.49%, 2/17/25 ..... 31 32
UG992003670UG, 29.49%, 2/17/25 ..... 340 359
UG992008864UG, 29.49%, 2/17/25 ..... 154 159
UG991821694UG, 29.49%, 6/14/25 ..... 378 273
UG991809320UG, 19.99%, 7/14/25 ..... 115 83
UG991844308UG, 27.99%, 8/15/25 ..... 1,138 807
UG991763663UG, 16.99%, 9/13/25 ..... 339 224
UG991872326UG, 17.99%, 10/16/25 .... 3,969 2,618
UG991850891UG, 29.49%, 8/13/26 ..... 442 282
UG991830452UG, 18.97%, 9/12/27 ..... – –
UG991830633UG, 29.49%, 10/12/27 .... – –
UG991803773UG, 28.98%, 12/11/27 ..... – –
UG991820879UG, 29.49%, 1/14/28 ..... – –
UG991807941UG, Zero Cpn, 2/12/28 .... 10 1
UG991831543UG, 28.98%, 2/12/28 ..... 4 4
UG991873234UG, Zero Cpn, 2/13/28 .... 15 1
UG991833347UG, 29.49%, 2/14/28 ..... 4 –
UG991819353UG, Zero Cpn, 3/12/28 .... 17 1
UG991832331UG, Zero Cpn, 3/12/28 .... 51 4
UG991852690UG, 28.98%, 3/14/28 ..... 12 –
UG991852711UG, 29.49%, 3/14/28 ...... 5 –
UG991820905UG, Zero Cpn, 3/15/28 .... 20 1
UG991818422UG, 29.49%, 4/12/28 ..... 16 (1)
UG991853519UG, 29.49%, 4/12/28 ..... 20 3
UG991855573UG, 29.49%, 4/12/28 ..... 2 2
UG991821331UG, Zero Cpn, 4/13/28 .... 25 2
UG991777586UG, 28.98%, 4/13/28 ..... 15 1
UG991819564UG, Zero Cpn, 4/15/28 .... 19 1
UG991843448UG, Zero Cpn, 4/17/28 .... 23 2
UG991818449UG, Zero Cpn, 5/12/28 .... 43 3
UG991878878UG, 22.97%, 5/12/28 ..... 3 3
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991826796UG, 29.49%, 5/12/28 ..... $ – $ –
UG991857359UG, 29.49%, 5/13/28 ..... 2 2
UG991805363UG, 29.49%, 5/14/28 ..... – –
UG991820788UG, 29.49%, 5/14/28 ..... 3 3
UG991851352UG, 29.49%, 5/14/28 ..... 4 4
UG991806308UG, Zero Cpn, 5/15/28 .... 31 2
UG991893267UG, 16.99%, 5/15/28 ..... 2 2
UG991827844UG, 28.48%, 5/15/28 ..... 9 9
UG991822688UG, 29.49%, 5/15/28 ..... 2 1
UG991855065UG, 29.49%, 5/15/28 ..... 3 3
234,313
Upstart Network, Inc.
L1714497.UP.FTS.B, 5.26%, 9/15/24 .... 5,195 4,901
L1716943.UP.FTS.B, 9.3%, 9/15/24 ..... 5,047 5,019
L1715024.UP.FTS.B, 9.8%, 9/15/24 ..... 1,521 1,513
L1717347.UP.FTS.B, 10.59%, 9/15/24 .... 2,532 2,518
L1716025.UP.FTS.B, 10.69%, 9/15/24 .... 2,559 2,548
L1715704.UP.FTS.B, 11.53%, 9/15/24 .... 7,724 7,690
L1717926.UP.FTS.B, 11.94%, 9/15/24 .... 2,555 2,543
L1716380.UP.FTS.B, 13.61%, 9/15/24 .... 1,045 1,041
L1717607.UP.FTS.B, 13.74%, 9/15/24 .... 5,230 5,208
L1716238.UP.FTS.B, 14.13%, 9/15/24 .... 2,415 2,414
L1714869.UP.FTS.B, 15.65%, 9/15/24 .... 6,638 6,631
L1715589.UP.FTS.B, 16.64%, 9/15/24 .... 8,004 8,021
L1716811.UP.FTS.B, 16.92%, 9/15/24 .... 868 828
L1716828.UP.FTS.B, 17.26%, 9/15/24 .... 1,608 1,611
L1716921.UP.FTS.B, 23.03%, 9/15/24 .... 2,794 2,778
L1716020.UP.FTS.B, 23.35%, 9/15/24 .... 1,004 1,007
L1715151.UP.FTS.B, 23.45%, 9/15/24 .... 1,133 1,127
L1712382.UP.FTS.B, 23.73%, 9/15/24 .... 6,637 6,590
L1715219.UP.FTS.B, 24.66%, 9/15/24 .... 6,084 923
L1717684.UP.FTS.B, 25.05%, 9/15/24 .... 1,327 1,323
FW1717945.UP.FTS.B, 25.32%, 9/15/24 .. 3,617 3,609
FW1717862.UP.FTS.B, 25.93%, 9/15/24 .. 1,121 1,118
FW1714926.UP.FTS.B, 28.33%, 9/15/24 .. 3,026 2,876
FW1717064.UP.FTS.B, 29.03%, 9/15/24 .. 1,884 1,790
FW1715798.UP.FTS.B, 29.92%, 9/15/24 .. 814 812
L1885954.UP.FTS.B, 10.47%, 10/20/24 ... 2,843 2,689
L1884096.UP.FTS.B, 13.31%, 10/20/24 ... 3,831 3,814
L1886505.UP.FTS.B, 13.79%, 10/20/24 ... 551 552
L1886677.UP.FTS.B, 13.95%, 10/20/24 ... 1,505 1,496
L1888623.UP.FTS.B, 13.96%, 10/20/24 ... 1,655 1,649
L1887864.UP.FTS.B, 14.09%, 10/20/24 ... 1,105 1,100
L1885127.UP.FTS.B, 15.93%, 10/20/24 ... 3,462 252
L1887716.UP.FTS.B, 16.64%, 10/20/24 ... 2,246 2,251
L1885599.UP.FTS.B, 18.65%, 10/20/24 ... 569 570
L1885749.UP.FTS.B, 20.4%, 10/20/24 .... 2,292 338
L1884376.UP.FTS.B, 20.79%, 10/20/24 ... 11,056 10,518
L1889126.UP.FTS.B, 20.94%, 10/20/24 ... 6,019 6,005
FW1885604.UP.FTS.B, 21.27%, 10/20/24 . 17,560 17,509
L1885440.UP.FTS.B, 22.25%, 10/20/24 ... 465 464
L1889255.UP.FTS.B, 22.61%, 10/20/24 ... 2,701 2,568
FW1886997.UP.FTS.B, 26.23%, 10/20/24 . 300 296
FW1885395.UP.FTS.B, 26.24%, 10/20/24 . 1,788 1,784
FW1880410.UP.FTS.B, 27.93%, 10/20/24 . 2,408 2,403
FW1886414.UP.FTS.B, 28.39%, 10/20/24 . 1,214 1,208
FW1889076.UP.FTS.B, 30.32%, 10/20/24 . 2,152 2,142

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2037773.UP.FTS.B, 5.25%, 11/15/24 .... $ 4,400 $ 4,354
L2046679.UP.FTS.B, 6.86%, 11/15/24 .... 5,534 5,474
L2039391.UP.FTS.B, 7.16%, 11/15/24 .... 693 686
L2047798.UP.FTS.B, 7.62%, 11/15/24 .... 2,779 2,760
L2049330.UP.FTS.B, 8.87%, 11/15/24 .... 5,569 5,529
L2047834.UP.FTS.B, 9.02%, 11/15/24 .... 1,791 1,778
L2047596.UP.FTS.B, 10.13%, 11/15/24 ... 6,554 6,508
L2048001.UP.FTS.B, 10.35%, 11/15/24 ... 2,829 2,809
L2047620.UP.FTS.B, 10.51%, 11/15/24 ... 1,705 1,690
L2048059.UP.FTS.B, 10.92%, 11/15/24 ... 2,169 2,147
L2047919.UP.FTS.B, 10.97%, 11/15/24 ... 9,681 9,598
L2047014.UP.FTS.B, 11.93%, 11/15/24 ... 5,587 5,549
L2046828.UP.FTS.B, 12.17%, 11/15/24 ... 2,862 2,842
L2049398.UP.FTS.B, 12.72%, 11/15/24 ... 1,030 1,022
L2048381.UP.FTS.B, 12.98%, 11/15/24 ... 2,100 2,084
L2047190.UP.FTS.B, 13.12%, 11/15/24 ... 2,303 2,289
L2048784.UP.FTS.B, 13.49%, 11/15/24 ... 1,731 1,721
L2047467.UP.FTS.B, 14.6%, 11/15/24 .... 4,686 4,666
FW2048031.UP.FTS.B, 14.7%, 11/15/24 .. 4,362 4,334
L2047716.UP.FTS.B, 15.83%, 11/15/24 ... 5,102 5,093
L2049293.UP.FTS.B, 16.54%, 11/15/24 ... 2,942 2,938
FW2047086.UP.FTS.B, 16.6%, 11/15/24 .. 2,353 2,350
L2048520.UP.FTS.B, 16.63%, 11/15/24 ... 14,397 1,045
L2047759.UP.FTS.B, 17.02%, 11/15/24 ... 649 648
L2032354.UP.FTS.B, 18.46%, 11/15/24 ... 1,009 1,008
L2049049.UP.FTS.B, 18.57%, 11/15/24 ... 4,168 4,162
L2047756.UP.FTS.B, 18.93%, 11/15/24 ... 3,580 3,575
FW2047783.UP.FTS.B, 19.18%, 11/15/24 . 426 422
L2048756.UP.FTS.B, 19.75%, 11/15/24 ... 3,597 3,592
L2048019.UP.FTS.B, 19.76%, 11/15/24 ... 1,019 1,018
FW2047227.UP.FTS.B, 19.97%, 11/15/24 . 840 839
FW2047688.UP.FTS.B, 20.13%, 11/15/24 . 3,789 3,587
L2047831.UP.FTS.B, 20.33%, 11/15/24 ... 3,932 3,915
L2048741.UP.FTS.B, 20.49%, 11/15/24 ... 2,108 2,105
FW2049144.UP.FTS.B, 20.94%, 11/15/24 . 2,931 212
L2047733.UP.FTS.B, 21.64%, 11/15/24 ... 2,304 669
L2046773.UP.FTS.B, 21.75%, 11/15/24 ... 1,017 962
L2048157.UP.FTS.B, 21.93%, 11/15/24 ... 2,133 55
L2048597.UP.FTS.B, 22.48%, 11/15/24 ... 3,045 3,027
L2047942.UP.FTS.B, 23.17%, 11/15/24 ... 2,547 2,418
FW2048332.UP.FTS.B, 26.99%, 11/15/24 . 1,250 1,243
L2096245.UP.FTS.B, 7.08%, 11/22/24 .... 3,492 3,457
L2094775.UP.FTS.B, 7.57%, 11/22/24 .... 2,778 2,761
L2095323.UP.FTS.B, 10.22%, 11/22/24 ... 848 843
L2096413.UP.FTS.B, 11.37%, 11/22/24 ... 11,391 11,322
L2094380.UP.FTS.B, 14.25%, 11/22/24 ... 2,657 2,653
L2096824.UP.FTS.B, 14.34%, 11/22/24 ... 4,642 4,646
L2095963.UP.FTS.B, 14.96%, 11/22/24 ... 1,162 1,157
L2096695.UP.FTS.B, 15.09%, 11/22/24 ... 1,379 70
FW2095095.UP.FTS.B, 15.88%, 11/22/24 . 1,312 1,309
FW2095845.UP.FTS.B, 15.91%, 11/22/24 . 3,223 3,225
L2095754.UP.FTS.B, 16.91%, 11/22/24 ... 2,927 2,929
FW2096312.UP.FTS.B, 17.78%, 11/22/24 . 2,491 2,493
L2094961.UP.FTS.B, 18.66%, 11/22/24 ... 596 596
FW2091484.UP.FTS.B, 19.01%, 11/22/24 . 3,146 3,133
FW2094863.UP.FTS.B, 19.11%, 11/22/24 . 597 598
FW2094110.UP.FTS.B, 19.91%, 11/22/24 . 600 601
L2095891.UP.FTS.B, 20.05%, 11/22/24 ... 2,098 2,100
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2094197.UP.FTS.B, 24.43%, 11/22/24 . $ 1,561 $ 111
FW2095652.UP.FTS.B, 28.05%, 11/22/24 . 6,625 6,570
FW2096872.UP.FTS.B, 28.81%, 11/22/24 . 4,696 4,648
FW2094168.UP.FTS.B, 28.88%, 11/22/24 . 1,650 1,642
L2292994.UP.FTS.B, 5.09%, 12/21/24 .... 1,723 1,706
L2294913.UP.FTS.B, 5.24%, 12/21/24 .... 1,265 1,252
FW2294665.UP.FTS.B, 5.75%, 12/21/24 .. 1,154 1,142
L2295367.UP.FTS.B, 5.78%, 12/21/24 .... 1,269 1,256
FW2293946.UP.FTS.B, 6.19%, 12/21/24 .. 4,590 4,545
FW2294211.UP.FTS.B, 6.31%, 12/21/24 .. 4,493 4,231
L2295100.UP.FTS.B, 7.19%, 12/21/24 .... 636 630
FW2294439.UP.FTS.B, 7.72%, 12/21/24 .. 6,195 6,142
L2294814.UP.FTS.B, 7.77%, 12/21/24 .... 2,747 2,595
L2293479.UP.FTS.B, 7.9%, 12/21/24 .... 584 580
L2294775.UP.FTS.B, 8.85%, 12/21/24 .... 1,764 1,751
L2293437.UP.FTS.B, 11.78%, 12/21/24 ... 2,968 2,947
L2294851.UP.FTS.B, 13.12%, 12/21/24 ... 1,210 1,200
L2294095.UP.FTS.B, 13.3%, 12/21/24 .... 725 719
L2296216.UP.FTS.B, 13.69%, 12/21/24 ... 2,147 2,134
L2294949.UP.FTS.B, 13.95%, 12/21/24 ... 2,425 2,422
L2295222.UP.FTS.B, 15.07%, 12/21/24 ... 2,135 2,133
FW2295530.UP.FTS.B, 15.84%, 12/21/24 . 3,789 3,779
L2294127.UP.FTS.B, 16.18%, 12/21/24 ... 3,070 3,067
L2293039.UP.FTS.B, 16.32%, 12/21/24 ... 2,710 761
L2293609.UP.FTS.B, 16.79%, 12/21/24 ... 3,335 3,329
L2294084.UP.FTS.B, 17.86%, 12/21/24 ... 930 929
L2294351.UP.FTS.B, 19.21%, 12/21/24 ... 1,691 1,683
L2285455.UP.FTS.B, 19.28%, 12/21/24 ... 1,250 1,248
L2295474.UP.FTS.B, 19.79%, 12/21/24 ... 2,507 2,504
FW2295741.UP.FTS.B, 20.38%, 12/21/24 . 298 21
L2294199.UP.FTS.B, 20.47%, 12/21/24 ... 1,887 1,877
FW2296126.UP.FTS.B, 21.1%, 12/21/24 .. 657 626
L2295046.UP.FTS.B, 21.11%, 12/21/24 ... 3,156 3,139
L2296169.UP.FTS.B, 21.4%, 12/21/24 .... 3,092 3,086
L2295180.UP.FTS.B, 22.24%, 12/21/24 ... 2,858 2,842
FW2294007.UP.FTS.B, 24.91%, 12/21/24 . 767 758
FW2295790.UP.FTS.B, 25.57%, 12/21/24 . 1,422 1,415
FW2295751.UP.FTS.B, 26.57%, 12/21/24 . 3,249 3,231
FW2294187.UP.FTS.B, 27.27%, 12/21/24 . 3,043 3,014
FW2294163.UP.FTS.B, 27.62%, 12/21/24 . 714 708
FW2295991.UP.FTS.B, 29.39%, 12/21/24 . 2,986 2,977
L2296625.UP.FTS.B, 5.45%, 12/22/24 .... 2,878 2,850
L2297554.UP.FTS.B, 5.64%, 12/22/24 .... 3,169 3,139
L2296988.UP.FTS.B, 5.71%, 12/22/24 .... 4,032 3,994
FW2297899.UP.FTS.B, 6.12%, 12/22/24 .. 316 313
L2297459.UP.FTS.B, 6.46%, 12/22/24 .... 2,890 2,862
FW2297489.UP.FTS.B, 6.61%, 12/22/24 .. 396 392
L2299060.UP.FTS.B, 6.81%, 12/22/24 .... 608 602
L2297555.UP.FTS.B, 6.86%, 12/22/24 .... 2,323 2,301
FW2298048.UP.FTS.B, 7.04%, 12/22/24 .. 8,141 8,059
L2297930.UP.FTS.B, 7.09%, 12/22/24 .... 1,915 1,896
L2299053.UP.FTS.B, 7.5%, 12/22/24 .... 3,498 3,474
L2298344.UP.FTS.B, 7.65%, 12/22/24 .... 4,619 4,587
FW2300636.UP.FTS.B, 7.72%, 12/22/24 .. 1,797 132
L2298178.UP.FTS.B, 7.89%, 12/22/24 .... 3,507 3,483
FW2298854.UP.FTS.B, 8.03%, 12/22/24 .. 1,464 1,452
L2298428.UP.FTS.B, 8.15%, 12/22/24 .... 3,745 3,720
FW2298230.UP.FTS.B, 8.66%, 12/22/24 .. 587 583

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2298269.UP.FTS.B, 8.91%, 12/22/24 .... $ 11,762 $ 11,683
FW2300410.UP.FTS.B, 8.97%, 12/22/24 .. 2,424 2,398
FW2299098.UP.FTS.B, 9.21%, 12/22/24 .. 877 871
L2294325.UP.FTS.B, 9.41%, 12/22/24 .... 3,531 3,508
L2296700.UP.FTS.B, 9.69%, 12/22/24 .... 2,955 2,935
L2298627.UP.FTS.B, 10.13%, 12/22/24 ... 2,963 2,943
L2298051.UP.FTS.B, 10.22%, 12/22/24 ... 2,953 2,933
L2298036.UP.FTS.B, 10.46%, 12/22/24 ... 4,156 4,129
L2296736.UP.FTS.B, 10.73%, 12/22/24 ... 1,942 1,929
L2297100.UP.FTS.B, 11.43%, 12/22/24 ... 1,198 1,189
L2298636.UP.FTS.B, 11.78%, 12/22/24 ... 2,095 2,083
FW2295900.UP.FTS.B, 12.11%, 12/22/24 . 2,398 2,385
L2289317.UP.FTS.B, 12.5%, 12/22/24 .... 4,204 4,181
L2297999.UP.FTS.B, 13.52%, 12/22/24 ... 605 601
L2296920.UP.FTS.B, 13.62%, 12/22/24 ... 4,239 4,209
L2298784.UP.FTS.B, 14.44%, 12/22/24 ... 6,079 6,076
L2298193.UP.FTS.B, 14.62%, 12/22/24 ... 2,434 2,433
FW2297351.UP.FTS.B, 16.06%, 12/22/24 . 1,600 1,596
L2299210.UP.FTS.B, 16.21%, 12/22/24 ... 672 669
L2297197.UP.FTS.B, 17.21%, 12/22/24 ... 1,236 1,235
FW2299381.UP.FTS.B, 17.29%, 12/22/24 . 1,949 1,938
L2300066.UP.FTS.B, 17.65%, 12/22/24 ... 1,239 1,235
L2297395.UP.FTS.B, 17.85%, 12/22/24 ... 6,347 6,341
L2300339.UP.FTS.B, 18.46%, 12/22/24 ... 622 622
L2298393.UP.FTS.B, 19.2%, 12/22/24 .... 5,252 5,225
L2286362.UP.FTS.B, 19.22%, 12/22/24 ... 4,861 4,849
FW2298373.UP.FTS.B, 19.34%, 12/22/24 . 1,875 1,875
L2299094.UP.FTS.B, 19.48%, 12/22/24 ... 738 737
FW2299910.UP.FTS.B, 19.59%, 12/22/24 . 3,106 3,104
FW2296618.UP.FTS.B, 19.77%, 12/22/24 . 601 599
L2298513.UP.FTS.B, 20.02%, 12/22/24 ... 13,148 865
L2296192.UP.FTS.B, 20.3%, 12/22/24 .... 625 625
L2296465.UP.FTS.B, 21.24%, 12/22/24 ... 3,159 3,145
FW2300328.UP.FTS.B, 21.6%, 12/22/24 .. 13,131 13,096
L2297511.UP.FTS.B, 21.76%, 12/22/24 ... 6,335 6,307
FW2299932.UP.FTS.B, 21.85%, 12/22/24 . 6,972 6,970
FW2300114.UP.FTS.B, 21.91%, 12/22/24 . 3,170 3,156
L2300171.UP.FTS.B, 22.14%, 12/22/24 ... 1,229 1,227
L2296425.UP.FTS.B, 22.43%, 12/22/24 ... 4,768 4,747
L2299865.UP.FTS.B, 22.56%, 12/22/24 ... 940 933
L2296417.UP.FTS.B, 22.8%, 12/22/24 .... 6,816 6,815
L2296476.UP.FTS.B, 22.83%, 12/22/24 ... 4,218 4,187
L2299850.UP.FTS.B, 23.44%, 12/22/24 ... 3,138 3,135
L2298515.UP.FTS.B, 23.69%, 12/22/24 ... 6,401 6,373
L2299432.UP.FTS.B, 24.17%, 12/22/24 ... 2,183 2,174
FW2296846.UP.FTS.B, 24.39%, 12/22/24 . 1,438 220
FW2299096.UP.FTS.B, 24.52%, 12/22/24 . 1,093 1,088
FW2296692.UP.FTS.B, 24.93%, 12/22/24 . 967 962
FW2296914.UP.FTS.B, 26.15%, 12/22/24 . 713 710
FW2296909.UP.FTS.B, 29.46%, 12/22/24 . 4,840 4,795
L2426414.UP.FTS.B, 5.26%, 1/13/25 .... 15,010 14,855
L2424056.UP.FTS.B, 5.61%, 1/13/25 .... 2,414 2,389
L2423394.UP.FTS.B, 6.27%, 1/13/25 .... 6,058 5,996
L2425497.UP.FTS.B, 7.24%, 1/13/25 .... 12,203 12,071
L2425329.UP.FTS.B, 7.75%, 1/13/25 .... 3,045 3,017
L2427993.UP.FTS.B, 7.96%, 1/13/25 .... 6,972 960
L2425262.UP.FTS.B, 8.32%, 1/13/25 .... 3,985 3,952
L2425211.UP.FTS.B, 8.5%, 1/13/25 ...... 4,516 4,256
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2424171.UP.FTS.B, 9.46%, 1/13/25 .... $ 6,170 $ 6,120
L2428185.UP.FTS.B, 9.7%, 1/13/25 ..... 6,179 6,128
FW2428576.UP.FTS.B, 10.33%, 1/13/25 .. 5,859 5,807
L2423475.UP.FTS.B, 10.43%, 1/13/25 .... 2,172 2,154
L2427021.UP.FTS.B, 11.18%, 1/13/25 .... 3,115 3,090
L2398504.UP.FTS.B, 11.71%, 1/13/25 .... 625 620
L2428568.UP.FTS.B, 12.86%, 1/13/25 .... 4,402 4,369
L2405416.UP.FTS.B, 12.97%, 1/13/25 .... 1,985 1,961
L2428590.UP.FTS.B, 12.98%, 1/13/25 .... 2,517 2,498
FW2419292.UP.FTS.B, 13.72%, 1/13/25 .. 1,271 1,259
L2423989.UP.FTS.B, 13.92%, 1/13/25 .... 1,961 1,952
L2426394.UP.FTS.B, 14.04%, 1/13/25 .... 4,440 4,399
FW2423167.UP.FTS.B, 15.7%, 1/13/25 ... 2,217 2,206
L2425994.UP.FTS.B, 15.97%, 1/13/25 .... 640 637
L2426530.UP.FTS.B, 15.97%, 1/13/25 .... 2,558 2,547
L2424008.UP.FTS.B, 18.11%, 1/13/25 .... 3,235 3,221
FW2426314.UP.FTS.B, 18.24%, 1/13/25 .. 1,651 1,565
L2416454.UP.FTS.B, 20%, 1/13/25 ...... 4,008 3,801
L2426497.UP.FTS.B, 20.53%, 1/13/25 .... 4,325 4,307
L2425046.UP.FTS.B, 20.89%, 1/13/25 .... 2,626 2,602
L2424244.UP.FTS.B, 21.43%, 1/13/25 .... 4,590 4,547
L2423182.UP.FTS.B, 21.65%, 1/13/25 .... 1,421 408
L2416312.UP.FTS.B, 22.24%, 1/13/25 .... 1,842 273
FW2423092.UP.FTS.B, 22.82%, 1/13/25 .. 6,229 6,203
L2425291.UP.FTS.B, 23.25%, 1/13/25 .... 3,984 3,948
FW2426646.UP.FTS.B, 25.03%, 1/13/25 .. 2,010 1,992
FW2422846.UP.FTS.B, 26.62%, 1/13/25 .. 4,399 4,356
FW2423280.UP.FTS.B, 26.88%, 1/13/25 .. 4,440 4,389
FW2426742.UP.FTS.B, 27.82%, 1/13/25 .. 719 680
FW2423178.UP.FTS.B, 28.33%, 1/13/25 .. 1,101 1,089
L2434116.UP.FTS.B, 4.81%, 1/14/25 ..... 3,904 3,864
L2418575.UP.FTS.B, 5.02%, 1/14/25 .... 24,030 23,785
FW2435057.UP.FTS.B, 5.13%, 1/14/25 ... 1,984 1,964
L2430348.UP.FTS.B, 5.31%, 1/14/25 .... 3,856 3,816
L2434822.UP.FTS.B, 5.8%, 1/14/25 ..... 3,202 3,169
L2435457.UP.FTS.B, 5.9%, 1/14/25 ..... 1,511 1,496
L2421481.UP.FTS.B, 5.96%, 1/14/25 .... 1,512 1,496
FW2429485.UP.FTS.B, 6.09%, 1/14/25 ... 7,804 7,717
L2428662.UP.FTS.B, 6.19%, 1/14/25 .... 1,211 1,199
L2428904.UP.FTS.B, 6.39%, 1/14/25 .... 3,031 3,000
L2434626.UP.FTS.B, 6.42%, 1/14/25 .... 10,399 10,292
FW2432338.UP.FTS.B, 6.53%, 1/14/25 ... 7,273 7,200
L2430005.UP.FTS.B, 6.62%, 1/14/25 .... 1,214 1,202
L2433602.UP.FTS.B, 6.82%, 1/14/25 .... 3,167 2,981
L2431355.UP.FTS.B, 6.97%, 1/14/25 .... 1,271 1,196
FW2433653.UP.FTS.B, 7.07%, 1/14/25 ... 5,173 5,121
L2432222.UP.FTS.B, 7.3%, 1/14/25 ..... 3,047 3,022
L2432554.UP.FTS.B, 7.39%, 1/14/25 .... 9,756 9,676
L2429588.UP.FTS.B, 8.57%, 1/14/25 .... 13,508 13,398
FW2428881.UP.FTS.B, 8.87%, 1/14/25 ... 6,150 6,100
FW2433698.UP.FTS.B, 9.22%, 1/14/25 ... 615 610
FW2430664.UP.FTS.B, 9.41%, 1/14/25 ... 3,084 3,059
L2429304.UP.FTS.B, 9.92%, 1/14/25 .... 6,806 6,751
FW2430961.UP.FTS.B, 10.21%, 1/14/25 .. 1,920 1,905
L2435242.UP.FTS.B, 10.25%, 1/14/25 .... 1,939 1,830
L2432996.UP.FTS.B, 11.65%, 1/14/25 .... 4,998 4,961
L2432213.UP.FTS.B, 12.69%, 1/14/25 .... 1,948 1,933
FW2428995.UP.FTS.B, 13.01%, 1/14/25 .. 2,518 2,499

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2434209.UP.FTS.B, 14.25%, 1/14/25 .. $ 6,662 $ 6,308
L2429660.UP.FTS.B, 15.34%, 1/14/25 .... 637 635
L2431105.UP.FTS.B, 16.43%, 1/14/25 .... 1,283 1,277
L2433771.UP.FTS.B, 16.58%, 1/14/25 .... 6,372 6,345
L2432759.UP.FTS.B, 18.08%, 1/14/25 .... 905 902
L2435184.UP.FTS.B, 18.26%, 1/14/25 .... 6,474 6,448
FW2435471.UP.FTS.B, 19.27%, 1/14/25 .. 1,302 1,296
L2431902.UP.FTS.B, 19.35%, 1/14/25 .... 1,628 1,621
L2406011.UP.FTS.B, 20.17%, 1/14/25 .... 3,596 3,582
L2429273.UP.FTS.B, 22.43%, 1/14/25 .... 662 656
L2435303.UP.FTS.B, 22.6%, 1/14/25 .... 5,296 5,249
L2435145.UP.FTS.B, 23.16%, 1/14/25 .... 3,319 3,290
L2430162.UP.FTS.B, 23.44%, 1/14/25 .... 3,161 3,144
FW2435279.UP.FTS.B, 23.88%, 1/14/25 .. 2,267 648
FW2431859.UP.FTS.B, 24.16%, 1/14/25 .. 3,592 1,030
FW2430909.UP.FTS.B, 27.26%, 1/14/25 .. 1,847 273
L2435114.UP.FTS.B, 28.47%, 1/14/25 .... 9,798 2,835
FW2423306.UP.FTS.B, 29.18%, 1/15/25 .. 4,570 4,529
L2437836.UP.FTS.B, 5.32%, 1/18/25 .... 6,310 5,937
L2439151.UP.FTS.B, 5.81%, 1/18/25 .... 2,285 2,260
L2437139.UP.FTS.B, 5.87%, 1/18/25 .... 632 595
L2436421.UP.FTS.B, 5.98%, 1/18/25 .... 4,214 4,171
FW2437692.UP.FTS.B, 6.91%, 1/18/25 ... 3,649 3,612
L2437624.UP.FTS.B, 7.39%, 1/18/25 .... 2,134 2,113
L2439324.UP.FTS.B, 8.14%, 1/18/25 .... 3,062 3,037
L2436879.UP.FTS.B, 8.26%, 1/18/25 .... 1,440 100
L2436647.UP.FTS.B, 8.52%, 1/18/25 .... 1,896 1,881
FW2439168.UP.FTS.B, 8.76%, 1/18/25 ... 3,069 3,044
L2439081.UP.FTS.B, 9.27%, 1/18/25 .... 6,168 6,109
L2436781.UP.FTS.B, 9.67%, 1/18/25 .... 6,178 6,128
L2438341.UP.FTS.B, 10.14%, 1/18/25 .... 929 922
L2437491.UP.FTS.B, 10.26%, 1/18/25 .... 1,167 1,156
L2436150.UP.FTS.B, 10.72%, 1/18/25 .... 2,796 2,776
FW2437841.UP.FTS.B, 10.83%, 1/18/25 .. 783 773
L2437166.UP.FTS.B, 11.13%, 1/18/25 .... 1,868 1,853
L2406128.UP.FTS.B, 11.74%, 1/18/25 .... 1,250 1,241
L2436162.UP.FTS.B, 11.76%, 1/18/25 .... 6,248 6,202
FW2436511.UP.FTS.B, 13.11%, 1/18/25 .. 2,519 2,501
FW2438258.UP.FTS.B, 13.5%, 1/18/25 ... 1,885 1,871
L2436007.UP.FTS.B, 16.06%, 1/18/25 .... 947 943
L2435690.UP.FTS.B, 16.27%, 1/18/25 .... 23,334 22,059
FW2439200.UP.FTS.B, 18.01%, 1/18/25 .. 1,293 1,288
L2438734.UP.FTS.B, 18.88%, 1/18/25 .... 3,238 3,226
FW2436576.UP.FTS.B, 19.32%, 1/18/25 .. 2,604 2,594
L2438042.UP.FTS.B, 20.46%, 1/18/25 .... 987 980
L2435933.UP.FTS.B, 21.5%, 1/18/25 .... 1,618 1,604
L2437623.UP.FTS.B, 21.63%, 1/18/25 .... 1,944 1,927
L2436538.UP.FTS.B, 21.66%, 1/18/25 .... 4,479 4,233
FW2435735.UP.FTS.B, 22.33%, 1/18/25 .. 6,522 6,464
FW2436494.UP.FTS.B, 22.91%, 1/18/25 .. 1,179 85
L2435694.UP.FTS.B, 23.43%, 1/18/25 .... 927 919
L2438018.UP.FTS.B, 23.78%, 1/18/25 .... 3,748 567
L2436892.UP.FTS.B, 24.08%, 1/18/25 .... 2,906 2,752
FW2439251.UP.FTS.B, 24.63%, 1/18/25 .. 3,191 3,022
FW2437239.UP.FTS.B, 25.2%, 1/18/25 ... 2,385 360
L2608076.UP.FTS.B, 6.4%, 2/10/25 ..... 2,475 2,449
L2603419.UP.FTS.B, 6.97%, 2/10/25 .... 4,647 2,559
L2608607.UP.FTS.B, 7.29%, 2/10/25 .... 6,364 6,297
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2605161.UP.FTS.B, 8.41%, 2/10/25 .... $ 1,281 $ 1,269
L2602588.UP.FTS.B, 8.74%, 2/10/25 .... 6,402 6,343
L2604174.UP.FTS.B, 9.25%, 2/10/25 .... 3,945 3,906
L2606577.UP.FTS.B, 9.95%, 2/10/25 .... 3,873 3,837
FW2602705.UP.FTS.B, 10.63%, 2/10/25 .. 1,909 1,891
FW2604002.UP.FTS.B, 11.31%, 2/10/25 .. 21,909 21,698
FW2607521.UP.FTS.B, 11.42%, 2/10/25 .. 1,226 1,214
L2607713.UP.FTS.B, 11.85%, 2/10/25 .... 3,246 3,216
FW2604412.UP.FTS.B, 12.03%, 2/10/25 .. 1,305 1,293
L2603571.UP.FTS.B, 13.11%, 2/10/25 .... 892 883
L2604194.UP.FTS.B, 14.5%, 2/10/25 .... 2,313 2,292
L2605323.UP.FTS.B, 14.99%, 2/10/25 .... 662 658
L2605799.UP.FTS.B, 15.28%, 2/10/25 .... 3,316 3,293
L2605631.UP.FTS.B, 15.37%, 2/10/25 .... 7,584 4,310
L2603338.UP.FTS.B, 15.54%, 2/10/25 .... 10,057 9,966
L2607606.UP.FTS.B, 16.31%, 2/10/25 .... 4,078 4,034
L2602759.UP.FTS.B, 17.08%, 2/10/25 .... 8,695 8,634
FW2605911.UP.FTS.B, 17.81%, 2/10/25 .. 3,382 3,349
L2607677.UP.FTS.B, 18.39%, 2/10/25 .... 13,554 13,423
FW2606706.UP.FTS.B, 19.04%, 2/10/25 .. 1,013 1,006
FW2607831.UP.FTS.B, 19.55%, 2/10/25 .. 677 672
L2605312.UP.FTS.B, 20.16%, 2/10/25 .... 3,396 3,372
L2606380.UP.FTS.B, 21.09%, 2/10/25 .... 3,412 3,371
L2605050.UP.FTS.B, 21.65%, 2/10/25 .... 1,238 1,219
L2604748.UP.FTS.B, 22.74%, 2/10/25 .... 3,047 434
L2600924.UP.FTS.B, 23.41%, 2/10/25 .... 13,455 236
FW2607727.UP.FTS.B, 24.64%, 2/10/25 .. 1,002 72
FW2602040.UP.FTS.B, 24.72%, 2/10/25 .. 3,192 3,153
FW2604398.UP.FTS.B, 25.04%, 2/10/25 .. 695 686
FW2602438.UP.FTS.B, 25.48%, 2/10/25 .. 3,916 576
FW2607797.UP.FTS.B, 28.06%, 2/10/25 .. 2,464 2,434
FW2608083.UP.FTS.B, 29.04%, 2/10/25 .. 2,596 2,560
L2559948.UP.FTS.B, 6.36%, 2/11/25 ..... 31,750 31,397
L2614008.UP.FTS.B, 6.72%, 2/11/25 ..... 6,345 6,278
L2612506.UP.FTS.B, 6.79%, 2/11/25 ..... 5,074 5,021
FW2610553.UP.FTS.B, 7.05%, 2/11/25 ... 3,814 3,774
L2611637.UP.FTS.B, 7.21%, 2/11/25 ..... 4,127 4,083
L2613730.UP.FTS.B, 7.75%, 2/11/25 ..... 17,818 17,654
L2610192.UP.FTS.B, 7.76%, 2/11/25 ..... 5,672 5,603
FW2615331.UP.FTS.B, 10.38%, 2/11/25 .. 970 962
L2611481.UP.FTS.B, 10.47%, 2/11/25 .... 7,603 7,525
FW2609609.UP.FTS.B, 11.5%, 2/11/25 ... 1,952 1,935
L2613972.UP.FTS.B, 11.67%, 2/11/25 .... 3,908 3,873
FW2613275.UP.FTS.B, 11.71%, 2/11/25 .. 1,822 1,801
L2612036.UP.FTS.B, 13.32%, 2/11/25 .... 3,547 3,516
FW2613797.UP.FTS.B, 13.33%, 2/11/25 .. 1,980 1,960
L2607238.UP.FTS.B, 13.47%, 2/11/25 .... 1,972 1,959
FW2611811.UP.FTS.B, 13.7%, 2/11/25 ... 1,316 1,304
L2614740.UP.FTS.B, 14.28%, 2/11/25 .... 7,194 7,145
L2610928.UP.FTS.B, 15.17%, 2/11/25 .... 2,658 2,632
L2613761.UP.FTS.B, 15.3%, 2/11/25 ..... 998 988
FW2615429.UP.FTS.B, 17.03%, 2/11/25 .. 2,342 2,326
L2615117.UP.FTS.B, 17.61%, 2/11/25 .... 508 501
FW2610423.UP.FTS.B, 17.65%, 2/11/25 .. 2,684 2,666
L2615349.UP.FTS.B, 17.97%, 2/11/25 .... 1,146 1,135
L2614223.UP.FTS.B, 18.74%, 2/11/25 .... 3,036 3,015
L2612860.UP.FTS.B, 19.65%, 2/11/25 .... 4,760 4,715
FW2614854.UP.FTS.B, 20.12%, 2/11/25 .. 1,008 1,001

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2611111.UP.FTS.B, 20.83%, 2/11/25 .... $ 1,773 $ 1,749
L2614362.UP.FTS.B, 21%, 2/11/25 ...... 1,952 49
L2610485.UP.FTS.B, 21.72%, 2/11/25 .... 6,870 6,771
L2615784.UP.FTS.B, 22.11%, 2/11/25 .... 3,072 30
FW2613906.UP.FTS.B, 22.85%, 2/11/25 .. 688 680
L2613386.UP.FTS.B, 22.9%, 2/11/25 ..... 6,191 6,149
L2615495.UP.FTS.B, 24.65%, 2/11/25 .... 5,841 5,770
FW2615176.UP.FTS.B, 25.3%, 2/11/25 ... 1,391 1,375
FW2611527.UP.FTS.B, 26.67%, 2/11/25 .. 13,992 13,828
FW2611646.UP.FTS.B, 26.71%, 2/11/25 .. 2,405 2,367
FW2610708.UP.FTS.B, 31.36%, 2/11/25 .. 2,286 2,259
L2616863.UP.FTS.B, 8.18%, 2/14/25 .... 1,404 1,388
L2617531.UP.FTS.B, 9.41%, 2/14/25 .... 8,372 8,297
L2616546.UP.FTS.B, 9.84%, 2/14/25 .... 7,741 7,671
L2618393.UP.FTS.B, 12.87%, 2/14/25 .... 3,276 3,248
FW2616160.UP.FTS.B, 13.5%, 2/14/25 ... 1,236 1,224
L2616391.UP.FTS.B, 13.87%, 2/14/25 .... 1,646 1,632
L2617225.UP.FTS.B, 15.71%, 2/14/25 .... 7,304 6,910
L2618286.UP.FTS.B, 16.38%, 2/14/25 .... 2,001 1,988
L2617246.UP.FTS.B, 16.8%, 2/14/25 .... 6,348 6,291
FW2616262.UP.FTS.B, 17.76%, 2/14/25 .. 1,745 1,726
L2584870.UP.FTS.B, 18.22%, 2/14/25 .... 1,342 1,333
L2616222.UP.FTS.B, 19.49%, 2/14/25 .... 1,153 1,145
L2617430.UP.FTS.B, 20.47%, 2/14/25 .... 10,883 10,760
L2615004.UP.FTS.B, 20.75%, 2/14/25 .... 1,362 1,353
L2615804.UP.FTS.B, 23.22%, 2/14/25 .... 10,333 10,265
FW2615790.UP.FTS.B, 25.6%, 2/14/25 ... 1,741 1,721
FW2617005.UP.FTS.B, 25.65%, 2/14/25 .. 1,393 1,377
FW2616085.UP.FTS.B, 27.69%, 2/14/25 .. 2,320 2,294
FW2617024.UP.FTS.B, 28.53%, 2/14/25 .. 3,527 3,486
L1716455.UP.FTS.B, 14.23%, 2/15/25 .... 548 543
L1715893.UP.FTS.B, 19.55%, 2/15/25 .... 1,889 1,877
L1888732.UP.FTS.B, 18.47%, 3/20/25 .... 2,980 2,961
FW1884445.UP.FTS.B, 29.15%, 3/20/25 .. 806 797
L2949337.UP.FTS.B, 6.16%, 4/14/25 .... 3,697 3,656
L2950073.UP.FTS.B, 6.9%, 4/14/25 ..... 7,220 7,145
L2949006.UP.FTS.B, 7.34%, 4/14/25 .... 5,112 5,060
FW2950302.UP.FTS.B, 8.61%, 4/14/25 ... 2,993 2,960
L2950690.UP.FTS.B, 9.45%, 4/14/25 .... 3,767 3,728
L2949710.UP.FTS.B, 9.46%, 4/14/25 .... 6,113 5,754
L2950058.UP.FTS.B, 9.46%, 4/14/25 .... 1,527 1,513
FW2950661.UP.FTS.B, 9.55%, 4/14/25 ... 2,439 2,416
L2950499.UP.FTS.B, 10.1%, 4/14/25 .... 3,138 3,105
L2948915.UP.FTS.B, 10.51%, 4/14/25 .... 17,509 17,346
L2949804.UP.FTS.B, 11.24%, 4/14/25 .... 1,547 1,531
L2951809.UP.FTS.B, 11.3%, 4/14/25 ..... 21,628 21,428
L2950816.UP.FTS.B, 11.31%, 4/14/25 .... 1,196 1,185
L2949385.UP.FTS.B, 11.88%, 4/14/25 .... 7,547 7,469
L2951900.UP.FTS.B, 12.02%, 4/14/25 .... 4,938 4,893
L2950678.UP.FTS.B, 12.4%, 4/14/25 .... 1,546 1,532
FW2950475.UP.FTS.B, 12.78%, 4/14/25 .. 779 772
FW2951887.UP.FTS.B, 13.49%, 4/14/25 .. 1,066 1,055
L2951520.UP.FTS.B, 13.5%, 4/14/25 .... 2,841 2,816
L2950266.UP.FTS.B, 13.94%, 4/14/25 .... 1,566 1,550
L2951348.UP.FTS.B, 13.94%, 4/14/25 .... 1,412 1,399
FW2950043.UP.FTS.B, 14.04%, 4/14/25 .. 2,428 641
L2949379.UP.FTS.B, 14.06%, 4/14/25 .... 1,068 1,057
FW2951735.UP.FTS.B, 15.61%, 4/14/25 .. 3,948 3,905
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2950382.UP.FTS.B, 15.7%, 4/14/25 .... $ 715 $ 709
L2950290.UP.FTS.B, 15.94%, 4/14/25 .... 3,590 3,550
L2951331.UP.FTS.B, 16.4%, 4/14/25 .... 733 725
L2951781.UP.FTS.B, 16.49%, 4/14/25 .... 3,238 3,203
L2950169.UP.FTS.B, 16.64%, 4/14/25 .... 14,402 14,244
L2949827.UP.FTS.B, 18.88%, 4/14/25 .... 851 839
L2950254.UP.FTS.B, 18.93%, 4/14/25 .... 1,091 1,079
L2942398.UP.FTS.B, 18.94%, 4/14/25 .... 2,898 2,874
FW2949345.UP.FTS.B, 19.25%, 4/14/25 .. 2,986 2,955
FW2951691.UP.FTS.B, 20.36%, 4/14/25 .. 4,023 3,979
L2950233.UP.FTS.B, 20.55%, 4/14/25 .... 1,318 1,303
FW2943510.UP.FTS.B, 20.7%, 4/14/25 ... 7,583 7,153
L2949677.UP.FTS.B, 21.51%, 4/14/25 .... 9,405 9,262
L2950045.UP.FTS.B, 22.15%, 4/14/25 .... 671 663
FW2951504.UP.FTS.B, 22.69%, 4/14/25 .. 1,348 389
FW2951494.UP.FTS.B, 23.09%, 4/14/25 .. 2,239 2,206
L2950329.UP.FTS.B, 23.25%, 4/14/25 .... 1,850 1,830
L2949880.UP.FTS.B, 23.36%, 4/14/25 .... 4,754 268
L2951079.UP.FTS.B, 23.91%, 4/14/25 .... 2,819 2,777
FW2949287.UP.FTS.B, 25.31%, 4/14/25 .. 4,028 3,968
FW2950219.UP.FTS.B, 25.83%, 4/14/25 .. 1,851 1,827
FW2951574.UP.FTS.B, 27.02%, 4/14/25 .. 2,644 187
FW2951404.UP.FTS.B, 29.21%, 4/14/25 .. 1,005 990
FW2949932.UP.FTS.B, 30.42%, 4/14/25 .. 3,807 3,751
L2047934.UP.FTS.B, 23.08%, 4/15/25 .... 2,548 2,526
FW2048331.UP.FTS.B, 23.57%, 4/15/25 .. 2,031 2,001
FW2096042.UP.FTS.B, 25.59%, 4/22/25 .. 2,559 2,521
FW2095533.UP.FTS.B, 26.09%, 4/22/25 .. 3,322 3,272
L2294977.UP.FTS.B, 13.32%, 5/21/25 .... 3,669 3,626
FW2294687.UP.FTS.B, 28.91%, 5/21/25 .. 710 674
L2270088.UP.FTS.B, 15.26%, 5/22/25 .... 3,458 3,447
L2298532.UP.FTS.B, 17.26%, 5/22/25 .... 1,447 1,432
FW2298127.UP.FTS.B, 18.19%, 5/22/25 .. 1,368 1,352
L2299568.UP.FTS.B, 21.13%, 5/22/25 .... 8,164 8,081
L2427013.UP.FTS.B, 6.64%, 6/13/25 .... 3,470 253
L2394315.UP.FTS.B, 7.03%, 6/13/25 .... 3,324 3,283
FW2428510.UP.FTS.B, 11.44%, 6/13/25 .. 7,970 2,087
L2427527.UP.FTS.B, 22.56%, 6/13/25 .... 1,150 1,130
FW2428770.UP.FTS.B, 24.12%, 6/13/25 .. 3,830 3,778
FW2423658.UP.FTS.B, 27.05%, 6/13/25 .. 1,644 1,626
L2435059.UP.FTS.B, 7.82%, 6/14/25 .... 1,854 1,749
FW2428851.UP.FTS.B, 10.68%, 6/14/25 .. 2,572 184
L2432621.UP.FTS.B, 21.66%, 6/14/25 .... 3,104 2,915
L2435061.UP.FTS.B, 23.28%, 6/14/25 .... 1,212 1,196
L2436629.UP.FTS.B, 13.84%, 6/18/25 .... 840 830
FW2436263.UP.FTS.B, 29.06%, 6/18/25 .. 4,429 (195)
FW2603194.UP.FTS.B, 9.76%, 7/10/25 ... 3,495 3,447
L2607508.UP.FTS.B, 19.36%, 7/10/25 .... 8,497 8,390
FW2607955.UP.FTS.B, 23.75%, 7/10/25 .. 3,017 2,957
FW2604902.UP.FTS.B, 24.34%, 7/10/25 .. 986 590
FW2618494.UP.FTS.B, 29.21%, 7/14/25 .. 10,382 10,175
L1716662.UP.FTS.B, 18.68%, 7/15/25 .... 292 289
FW1885149.UP.FTS.B, 25.87%, 8/20/25 .. 1,556 1,536
L2950494.UP.FTS.B, 7.36%, 9/14/25 .... 1,566 1,549
L2950178.UP.FTS.B, 20.99%, 9/14/25 .... 5,525 5,452
L2048994.UP.FTS.B, 24.16%, 9/15/25 .... 1,603 1,579
FW2047561.UP.FTS.B, 27.77%, 9/15/25 .. 5,121 5,035
FW2428997.UP.FTS.B, 8.05%, 11/14/25 .. 2,292 2,269

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2431318.UP.FTS.B, 21.26%, 11/14/25 . $ 8,560 $ 619
L2436181.UP.FTS.B, 20.04%, 11/18/25 ... 3,680 3,633
L2949028.UP.FTS.B, 21.29%, 2/14/26 .... 3,041 2,994
L1714660.UP.FTS.B, 8.12%, 9/15/26 .... 25,131 24,933
L1717453.UP.FTS.B, 9.3%, 9/15/26 ..... 36,581 36,299
FW1716114.UP.FTS.B, 10.5%, 9/15/26 ... 733 728
L1712309.UP.FTS.B, 10.63%, 9/15/26 .... 2,953 2,929
L1714525.UP.FTS.B, 12.1%, 9/15/26 .... 37,996 35,747
L1715513.UP.FTS.B, 13.27%, 9/15/26 .... 23,236 21,856
L1716286.UP.FTS.B, 13.58%, 9/15/26 .... 11,287 11,196
L1715370.UP.FTS.B, 14.13%, 9/15/26 .... 7,704 7,243
L1694887.UP.FTS.B, 15.52%, 9/15/26 .... 4,570 4,533
L1715015.UP.FTS.B, 15.83%, 9/15/26 .... 3,816 3,785
L1718329.UP.FTS.B, 15.98%, 9/15/26 .... 3,055 3,029
L1714475.UP.FTS.B, 16.18%, 9/15/26 .... 5,353 5,311
FW1701600.UP.FTS.B, 18.45%, 9/15/26 .. 4,650 4,605
L1714417.UP.FTS.B, 19.34%, 9/15/26 .... 2,574 381
L1715411.UP.FTS.B, 19.4%, 9/15/26 ..... 857 849
L1716175.UP.FTS.B, 19.72%, 9/15/26 .... 7,807 7,731
L1714787.UP.FTS.B, 19.9%, 9/15/26 .... 1,420 1,414
L1716305.UP.FTS.B, 19.95%, 9/15/26 .... 3,864 3,824
L1715815.UP.FTS.B, 21.76%, 9/15/26 .... 31,267 31,254
L1692458.UP.FTS.B, 22.21%, 9/15/26 .... 3,720 3,710
L1713636.UP.FTS.B, 22.84%, 9/15/26 .... 3,482 3,475
L1716174.UP.FTS.B, 24.2%, 9/15/26 .... 14,884 14,859
L1717152.UP.FTS.B, 24.37%, 9/15/26 .... 5,124 5,125
L1716875.UP.FTS.B, 24.44%, 9/15/26 .... 2,420 2,416
L1717659.UP.FTS.B, 24.51%, 9/15/26 .... 2,407 2,379
L1716148.UP.FTS.B, 25%, 9/15/26 ...... 964 956
L1716674.UP.FTS.B, 25.03%, 9/15/26 .... 803 803
L1715732.UP.FTS.B, 25.07%, 9/15/26 .... 11,925 175
L1714798.UP.FTS.B, 25.5%, 9/15/26 .... 4,108 4,108
L1717974.UP.FTS.B, 25.5%, 9/15/26 .... 2,255 2,255
L1712708.UP.FTS.B, 25.51%, 9/15/26 .... 4,329 310
L1715574.UP.FTS.B, 25.72%, 9/15/26 .... 5,482 5,482
L1713640.UP.FTS.B, 26.25%, 9/15/26 .... 3,447 3,287
FW1717121.UP.FTS.B, 26.43%, 9/15/26 .. 2,024 2,024
L1715518.UP.FTS.B, 26.49%, 9/15/26 .... 6,636 6,636
L1705442.UP.FTS.B, 26.69%, 9/15/26 .... 5,674 5,675
FW1718296.UP.FTS.B, 26.73%, 9/15/26 .. 6,045 6,038
FW1718853.UP.FTS.B, 27.42%, 9/15/26 .. 5,732 5,467
FW1714570.UP.FTS.B, 27.72%, 9/15/26 .. 6,464 6,462
FW1717010.UP.FTS.B, 28.17%, 9/15/26 .. 12,083 12,073
FW1714502.UP.FTS.B, 28.45%, 9/15/26 .. 6,782 6,782
FW1715883.UP.FTS.B, 28.82%, 9/15/26 .. 8,536 1,271
FW1718307.UP.FTS.B, 30.23%, 9/15/26 .. 5,278 5,278
FW1718304.UP.FTS.B, 30.56%, 9/15/26 .. 2,310 2,310
FW1717776.UP.FTS.B, 30.58%, 9/15/26 .. 2,080 2,077
FW1713484.UP.FTS.B, 30.9%, 9/15/26 ... 5,710 5,671
FW1687695.UP.FTS.B, 31.01%, 9/15/26 .. 1,034 1,018
FW1680820.UP.FTS.B, 31.24%, 9/15/26 .. 9,105 9,105
FW1708223.UP.FTS.B, 31.43%, 9/15/26 .. 3,148 3,148
FW1712750.UP.FTS.B, 31.43%, 9/15/26 .. 14,911 14,911
FW1715615.UP.FTS.B, 31.45%, 9/15/26 .. 4,356 4,351
FW1718952.UP.FTS.B, 31.98%, 9/15/26 .. 6,477 6,477
FW1718497.UP.FTS.B, 32.01%, 9/15/26 .. 1,910 1,910
FW1717605.UP.FTS.B, 32.67%, 9/15/26 .. 1,916 1,916
FW1886121.UP.FTS.B, 7.36%, 10/20/26 .. 2,950 2,929
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1888552.UP.FTS.B, 7.94%, 10/20/26 .... $ 22,209 $ 22,044
L1888883.UP.FTS.B, 8.11%, 10/20/26 .... 9,578 9,506
L1882812.UP.FTS.B, 8.28%, 10/20/26 .... 22,259 22,084
L1886838.UP.FTS.B, 9.58%, 10/20/26 .... 6,734 6,685
L1885593.UP.FTS.B, 10.23%, 10/20/26 ... 33,511 33,251
L1888179.UP.FTS.B, 11.03%, 10/20/26 ... 873 864
L1886082.UP.FTS.B, 11.37%, 10/20/26 ... 32,539 32,288
FW1885766.UP.FTS.B, 12.47%, 10/20/26 . 24,330 24,143
L1885346.UP.FTS.B, 12.58%, 10/20/26 ... 2,287 2,270
L1886564.UP.FTS.B, 13.29%, 10/20/26 ... 2,680 2,660
L1885846.UP.FTS.B, 13.96%, 10/20/26 ... 19,220 19,074
L1888251.UP.FTS.B, 14.9%, 10/20/26 .... 2,344 2,210
L1884125.UP.FTS.B, 14.92%, 10/20/26 ... 8,106 7,646
L1883791.UP.FTS.B, 16%, 10/20/26 ..... 8,686 8,192
L1887062.UP.FTS.B, 16.6%, 10/20/26 .... 3,888 3,852
L1889326.UP.FTS.B, 16.75%, 10/20/26 ... 3,908 3,871
FW1887343.UP.FTS.B, 17.02%, 10/20/26 . 2,175 2,153
L1882034.UP.FTS.B, 17.06%, 10/20/26 ... 3,914 3,878
FW1886267.UP.FTS.B, 17.53%, 10/20/26 . 8,163 8,088
L1884411.UP.FTS.B, 17.65%, 10/20/26 ... 5,026 4,980
L1886663.UP.FTS.B, 17.66%, 10/20/26 ... 627 619
L1888992.UP.FTS.B, 17.92%, 10/20/26 ... 3,933 3,896
L1884412.UP.FTS.B, 17.98%, 10/20/26 ... 5,508 5,457
FW1885521.UP.FTS.B, 18.95%, 10/20/26 . 2,215 2,197
L1883366.UP.FTS.B, 19.16%, 10/20/26 ... 3,492 3,464
FW1885177.UP.FTS.B, 19.83%, 10/20/26 . 4,768 4,772
L1888979.UP.FTS.B, 20.2%, 10/20/26 .... 14,337 14,348
L1886466.UP.FTS.B, 20.85%, 10/20/26 ... 11,143 11,149
L1885611.UP.FTS.B, 20.87%, 10/20/26 ... 7,801 7,723
L1889370.UP.FTS.B, 21.62%, 10/20/26 ... 8,023 7,949
L1886870.UP.FTS.B, 21.7%, 10/20/26 .... 13,644 13,655
L1888822.UP.FTS.B, 21.71%, 10/20/26 ... 2,809 2,812
L1887570.UP.FTS.B, 22.24%, 10/20/26 ... 2,576 2,578
FW1885835.UP.FTS.B, 22.35%, 10/20/26 . 2,577 2,579
FW1884796.UP.FTS.B, 22.4%, 10/20/26 .. 5,639 5,643
L1886214.UP.FTS.B, 22.83%, 10/20/26 ... 1,610 1,611
FW1884970.UP.FTS.B, 22.98%, 10/20/26 . 4,040 4,044
L1887186.UP.FTS.B, 23.15%, 10/20/26 ... 1,617 1,618
FW1888999.UP.FTS.B, 23.52%, 10/20/26 . 4,052 4,047
L1886386.UP.FTS.B, 23.7%, 10/20/26 .... 4,379 4,382
L1887521.UP.FTS.B, 24.21%, 10/20/26 ... 2,400 2,374
L1882558.UP.FTS.B, 25.08%, 10/20/26 ... 1,307 1,306
FW1887450.UP.FTS.B, 25.16%, 10/20/26 . 12,250 12,260
FW1885417.UP.FTS.B, 25.25%, 10/20/26 . 4,085 4,089
L1888117.UP.FTS.B, 25.32%, 10/20/26 ... 3,351 3,354
L1865153.UP.FTS.B, 25.42%, 10/20/26 ... 5,969 5,973
L1885219.UP.FTS.B, 25.47%, 10/20/26 ... 818 818
L1888296.UP.FTS.B, 25.48%, 10/20/26 ... 7,034 7,040
L1888453.UP.FTS.B, 25.56%, 10/20/26 ... 13,092 13,103
FW1886975.UP.FTS.B, 25.84%, 10/20/26 . 1,774 1,690
FW1882972.UP.FTS.B, 25.9%, 10/20/26 .. 1,476 1,477
L1885428.UP.FTS.B, 25.94%, 10/20/26 ... 11,721 11,731
L1862311.UP.FTS.B, 26.09%, 10/20/26 ... 6,560 6,565
L1885011.UP.FTS.B, 26.84%, 10/20/26 ... 6,775 1,995
FW1889085.UP.FTS.B, 27.59%, 10/20/26 . 872 8
FW1886962.UP.FTS.B, 27.78%, 10/20/26 . 8,267 8,274
FW1886539.UP.FTS.B, 27.96%, 10/20/26 . 5,793 5,798
FW1885667.UP.FTS.B, 29.34%, 10/20/26 . 22,727 22,675

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1885184.UP.FTS.B, 29.51%, 10/20/26 . $ 11,166 $ 11,175
FW1886872.UP.FTS.B, 30.11%, 10/20/26 . 1,565 239
FW1884150.UP.FTS.B, 30.85%, 10/20/26 . 1,136 1,129
FW1886189.UP.FTS.B, 30.94%, 10/20/26 . 2,938 2,935
FW1886998.UP.FTS.B, 30.95%, 10/20/26 . 1,586 (3)
FW1885617.UP.FTS.B, 31.09%, 10/20/26 . 42,030 40,105
FW1889257.UP.FTS.B, 31.11%, 10/20/26 . 2,352 2,349
FW1888148.UP.FTS.B, 31.17%, 10/20/26 . 2,794 2,790
FW1888248.UP.FTS.B, 31.19%, 10/20/26 . 11,221 11,200
FW1888517.UP.FTS.B, 31.21%, 10/20/26 . 1,679 1,680
FW1886514.UP.FTS.B, 31.22%, 10/20/26 . 5,787 401
FW1886674.UP.FTS.B, 31.35%, 10/20/26 . 3,936 3,933
FW1888130.UP.FTS.B, 31.35%, 10/20/26 . 1,092 1,093
FW1887695.UP.FTS.B, 31.4%, 10/20/26 .. 6,470 6,475
FW1886614.UP.FTS.B, 31.93%, 10/20/26 . 4,884 4,888
L2049051.UP.FTS.B, 7.06%, 11/15/26 .... 22,536 22,349
L2047884.UP.FTS.B, 7.92%, 11/15/26 .... 11,620 11,520
L2049043.UP.FTS.B, 8.02%, 11/15/26 .... 12,847 12,741
L2048411.UP.FTS.B, 8.56%, 11/15/26 .... 3,020 2,995
L2048206.UP.FTS.B, 8.69%, 11/15/26 .... 900 59
L2047237.UP.FTS.B, 9.32%, 11/15/26 .... 5,332 5,288
FW2046704.UP.FTS.B, 9.53%, 11/15/26 .. 11,442 11,347
L2048415.UP.FTS.B, 9.54%, 11/15/26 .... 12,205 12,105
L2048218.UP.FTS.B, 10.37%, 11/15/26 ... 23,294 23,102
L2039266.UP.FTS.B, 10.56%, 11/15/26 ... 3,471 3,435
L2047893.UP.FTS.B, 10.71%, 11/15/26 ... 3,839 3,804
L2041972.UP.FTS.B, 10.92%, 11/15/26 ... 38,455 38,100
L2049374.UP.FTS.B, 10.93%, 11/15/26 ... 866 62
L2047021.UP.FTS.B, 10.99%, 11/15/26 ... 28,624 28,359
L2047044.UP.FTS.B, 11.1%, 11/15/26 .... 11,548 11,442
L2048072.UP.FTS.B, 11.58%, 11/15/26 ... 9,283 9,191
L2047288.UP.FTS.B, 11.81%, 11/15/26 ... 1,005 997
L2048116.UP.FTS.B, 12.09%, 11/15/26 ... 929 921
FW2047068.UP.FTS.B, 12.14%, 11/15/26 . 888 878
L2048395.UP.FTS.B, 12.59%, 11/15/26 ... 2,358 2,334
L2048098.UP.FTS.B, 12.76%, 11/15/26 ... 4,664 4,621
L2048156.UP.FTS.B, 13.55%, 11/15/26 ... 5,197 4,882
L2046597.UP.FTS.B, 14.02%, 11/15/26 ... 15,658 15,513
L2047243.UP.FTS.B, 14.23%, 11/15/26 ... 14,110 13,979
FW2047393.UP.FTS.B, 14.85%, 11/15/26 . 7,865 7,780
L2048500.UP.FTS.B, 14.96%, 11/15/26 ... 19,724 19,529
FW2049034.UP.FTS.B, 15.15%, 11/15/26 . 5,091 5,035
L2049134.UP.FTS.B, 15.26%, 11/15/26 ... 19,585 19,401
L2049297.UP.FTS.B, 15.42%, 11/15/26 ... 1,578 1,563
L2048596.UP.FTS.B, 15.55%, 11/15/26 ... 4,737 4,694
L2048855.UP.FTS.B, 15.99%, 11/15/26 ... 7,613 7,523
FW2048646.UP.FTS.B, 16.12%, 11/15/26 . 5,544 5,484
FW2047282.UP.FTS.B, 16.13%, 11/15/26 . 3,683 3,645
L2048113.UP.FTS.B, 16.14%, 11/15/26 ... 3,485 3,447
FW2048861.UP.FTS.B, 16.4%, 11/15/26 .. 37,055 36,676
L2045526.UP.FTS.B, 16.56%, 11/15/26 ... 15,876 15,680
FW2046700.UP.FTS.B, 16.57%, 11/15/26 . 6,509 6,115
L2048386.UP.FTS.B, 16.67%, 11/15/26 ... 8,152 7,663
L2048811.UP.FTS.B, 16.74%, 11/15/26 ... 790 783
L2046948.UP.FTS.B, 17.39%, 11/15/26 ... 11,962 11,833
FW2049100.UP.FTS.B, 17.84%, 11/15/26 . 51 51
L2046932.UP.FTS.B, 17.96%, 11/15/26 ... 15,981 15,833
L2048201.UP.FTS.B, 18%, 11/15/26 ..... 20,998 20,787
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2046867.UP.FTS.B, 18.23%, 11/15/26 ... $ 5,335 $ 5,014
FW2048881.UP.FTS.B, 18.48%, 11/15/26 . 5,632 205
L2048349.UP.FTS.B, 19.37%, 11/15/26 ... 6,323 1,764
L2048896.UP.FTS.B, 19.39%, 11/15/26 ... 1,227 1,154
L2049268.UP.FTS.B, 19.7%, 11/15/26 .... 5,648 5,578
L2047722.UP.FTS.B, 19.71%, 11/15/26 ... 8,038 7,949
L2049153.UP.FTS.B, 19.94%, 11/15/26 ... 8,078 8,054
L2048873.UP.FTS.B, 20.43%, 11/15/26 ... 3,887 3,844
FW2049180.UP.FTS.B, 20.6%, 11/15/26 .. 24,214 24,136
L2047238.UP.FTS.B, 20.7%, 11/15/26 .... 8,120 8,006
L2048946.UP.FTS.B, 20.7%, 11/15/26 .... 13,086 12,907
FW2047226.UP.FTS.B, 20.73%, 11/15/26 . 4,055 4,004
L2047279.UP.FTS.B, 20.87%, 11/15/26 ... 7,304 7,282
FW2048990.UP.FTS.B, 20.89%, 11/15/26 . 2,535 2,501
L2049423.UP.FTS.B, 21.02%, 11/15/26 ... 6,443 6,421
L2047474.UP.FTS.B, 21.16%, 11/15/26 ... 9,732 9,702
L2046907.UP.FTS.B, 21.17%, 11/15/26 ... 2,967 2,790
L2046992.UP.FTS.B, 21.33%, 11/15/26 ... 5,539 5,463
L2048370.UP.FTS.B, 21.39%, 11/15/26 ... 16,273 16,068
L2046780.UP.FTS.B, 21.44%, 11/15/26 ... 4,128 4,070
L2048606.UP.FTS.B, 21.48%, 11/15/26 ... 8,163 8,124
FW2047914.UP.FTS.B, 21.49%, 11/15/26 . 20,349 20,093
L2047175.UP.FTS.B, 21.59%, 11/15/26 ... 985 980
L2047629.UP.FTS.B, 21.75%, 11/15/26 ... 1,261 353
L2047532.UP.FTS.B, 21.84%, 11/15/26 ... 4,077 4,065
L2047358.UP.FTS.B, 21.89%, 11/15/26 ... 4,078 4,065
L2047197.UP.FTS.B, 21.93%, 11/15/26 ... 8,892 8,780
FW2047187.UP.FTS.B, 22.1%, 11/15/26 .. 13,062 13,022
FW2047897.UP.FTS.B, 22.1%, 11/15/26 .. 1,633 1,628
L2047144.UP.FTS.B, 22.18%, 11/15/26 ... 15,348 1,101
FW2049063.UP.FTS.B, 22.49%, 11/15/26 . 22,903 22,614
L2048823.UP.FTS.B, 22.5%, 11/15/26 .... 8,921 8,890
FW2047777.UP.FTS.B, 22.57%, 11/15/26 . 2,782 2,773
L2047210.UP.FTS.B, 23.31%, 11/15/26 ... 7,390 7,367
L2047211.UP.FTS.B, 23.39%, 11/15/26 ... 5,723 413
L2047678.UP.FTS.B, 23.49%, 11/15/26 ... 3,781 3,590
L2048190.UP.FTS.B, 23.66%, 11/15/26 ... 10,692 10,658
L2048627.UP.FTS.B, 23.71%, 11/15/26 ... 3,651 3,617
FW2047866.UP.FTS.B, 23.86%, 11/15/26 . 4,521 4,471
L2046912.UP.FTS.B, 23.87%, 11/15/26 ... 2,750 411
FW2049383.UP.FTS.B, 23.93%, 11/15/26 . 5,353 5,336
FW2047813.UP.FTS.B, 24.09%, 11/15/26 . 2,322 167
L2048336.UP.FTS.B, 24.12%, 11/15/26 ... 3,335 3,170
FW2049072.UP.FTS.B, 24.18%, 11/15/26 . 1,564 1,555
L2049272.UP.FTS.B, 24.23%, 11/15/26 ... 1,219 1,203
FW2047542.UP.FTS.B, 24.24%, 11/15/26 . 7,950 7,912
FW2034466.UP.FTS.B, 24.37%, 11/15/26 . 2,310 2,303
L2047240.UP.FTS.B, 24.44%, 11/15/26 ... 6,631 6,593
L2047586.UP.FTS.B, 24.7%, 11/15/26 .... 1,901 1,895
L2019591.UP.FTS.B, 24.92%, 11/15/26 ... 7,478 7,372
L2047926.UP.FTS.B, 25.21%, 11/15/26 ... 11,360 11,319
L2047674.UP.FTS.B, 25.3%, 11/15/26 .... 3,315 3,304
L2048978.UP.FTS.B, 25.37%, 11/15/26 ... 8,289 8,262
L2049419.UP.FTS.B, 25.38%, 11/15/26 ... 982 975
L2040394.UP.FTS.B, 25.47%, 11/15/26 ... 2,275 341
L2048909.UP.FTS.B, 25.5%, 11/15/26 .... 2,157 2,150
L2049148.UP.FTS.B, 25.5%, 11/15/26 .... 1,934 1,838
L2043947.UP.FTS.B, 25.57%, 11/15/26 ... 1,991 1,985

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2049037.UP.FTS.B, 25.72%, 11/15/26 . $ 4,259 $ 4,046
FW2046927.UP.FTS.B, 25.78%, 11/15/26 . 6,410 1,855
FW2047316.UP.FTS.B, 25.83%, 11/15/26 . 3,855 588
FW2027220.UP.FTS.B, 25.94%, 11/15/26 . 1,413 1,408
FW2047100.UP.FTS.B, 26.77%, 11/15/26 . 2,502 2,494
FW2049190.UP.FTS.B, 26.92%, 11/15/26 . 3,121 223
FW2045584.UP.FTS.B, 27.07%, 11/15/26 . 5,426 5,408
FW2046988.UP.FTS.B, 27.85%, 11/15/26 . 6,963 2,026
FW2048599.UP.FTS.B, 28.16%, 11/15/26 . 798 793
FW2047988.UP.FTS.B, 29.5%, 11/15/26 .. 7,037 7,010
FW2048743.UP.FTS.B, 29.66%, 11/15/26 . 8,681 2,530
FW2014368.UP.FTS.B, 29.7%, 11/15/26 .. 4,223 4,208
FW2047661.UP.FTS.B, 29.89%, 11/15/26 . 4,228 4,214
FW2047676.UP.FTS.B, 29.96%, 11/15/26 . 22,685 1,582
FW2048362.UP.FTS.B, 30.1%, 11/15/26 .. 734 723
FW2047468.UP.FTS.B, 30.8%, 11/15/26 .. 1,801 1,782
FW2049349.UP.FTS.B, 30.81%, 11/15/26 . 1,357 1,353
FW2025322.UP.FTS.B, 30.89%, 11/15/26 . 3,602 15
FW2046973.UP.FTS.B, 31.05%, 11/15/26 . 2,947 2,935
FW2049409.UP.FTS.B, 31.09%, 11/15/26 . 8,639 8,202
FW2047660.UP.FTS.B, 31.1%, 11/15/26 .. 2,204 2,196
FW2047739.UP.FTS.B, 31.1%, 11/15/26 .. 7,134 7,109
FW1979816.UP.FTS.B, 31.12%, 11/15/26 . 2,389 2,377
FW2046950.UP.FTS.B, 31.12%, 11/15/26 . 6,371 6,348
FW2048800.UP.FTS.B, 31.12%, 11/15/26 . 2,571 2,558
FW2048749.UP.FTS.B, 31.13%, 11/15/26 . 2,195 2,186
FW2047818.UP.FTS.B, 31.21%, 11/15/26 . 2,722 2,712
FW2047594.UP.FTS.B, 31.24%, 11/15/26 . 1,445 1,440
FW2044634.UP.FTS.B, 31.42%, 11/15/26 . 3,061 3,051
FW2048610.UP.FTS.B, 31.92%, 11/15/26 . 5,538 5,519
FW2096102.UP.FTS.B, 7.51%, 11/22/26 .. 6,404 6,355
L2094728.UP.FTS.B, 10%, 11/22/26 ..... 3,060 3,035
L2096355.UP.FTS.B, 11.72%, 11/22/26 ... 7,728 7,666
L2094764.UP.FTS.B, 11.93%, 11/22/26 ... 2,321 2,303
FW2094906.UP.FTS.B, 12.24%, 11/22/26 . 2,093 2,076
FW2083090.UP.FTS.B, 12.64%, 11/22/26 . 752 745
L2094888.UP.FTS.B, 12.99%, 11/22/26 ... 1,168 1,158
L2095193.UP.FTS.B, 13.04%, 11/22/26 ... 5,445 5,401
L2094418.UP.FTS.B, 13.53%, 11/22/26 ... 3,905 3,874
L2095349.UP.FTS.B, 13.57%, 11/22/26 ... 3,280 3,254
L2096451.UP.FTS.B, 13.69%, 11/22/26 ... 950 69
FW2094706.UP.FTS.B, 14.02%, 11/22/26 . 14,321 1,150
FW2094373.UP.FTS.B, 14.38%, 11/22/26 . 8,239 8,174
L2092869.UP.FTS.B, 15.96%, 11/22/26 ... 9,496 9,421
L2094766.UP.FTS.B, 16.38%, 11/22/26 ... 3,173 3,144
FW2096834.UP.FTS.B, 16.52%, 11/22/26 . 2,381 2,360
L2094403.UP.FTS.B, 16.85%, 11/22/26 ... 5,537 5,487
FW2095326.UP.FTS.B, 16.9%, 11/22/26 .. 3,977 3,941
L2095314.UP.FTS.B, 17.06%, 11/22/26 ... 21,535 1,548
L2096303.UP.FTS.B, 17.14%, 11/22/26 ... 6,476 6,421
L2095105.UP.FTS.B, 17.31%, 11/22/26 ... 17,231 17,047
FW2094890.UP.FTS.B, 17.34%, 11/22/26 . 11,957 11,851
FW2096292.UP.FTS.B, 18.39%, 11/22/26 . 6,893 6,823
L2094851.UP.FTS.B, 18.61%, 11/22/26 ... 36,846 36,518
FW2096280.UP.FTS.B, 19.26%, 11/22/26 . 8,003 7,999
L2096899.UP.FTS.B, 19.33%, 11/22/26 ... 12,885 12,756
L2096144.UP.FTS.B, 19.54%, 11/22/26 ... 12,043 11,920
L2095820.UP.FTS.B, 19.69%, 11/22/26 ... 8,832 8,741
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2093917.UP.FTS.B, 19.94%, 11/22/26 ... $ 9,694 $ 9,596
FW2096158.UP.FTS.B, 19.95%, 11/22/26 . 4,039 3,999
FW2094159.UP.FTS.B, 20.44%, 11/22/26 . 7,612 7,536
L2094528.UP.FTS.B, 21.15%, 11/22/26 ... 6,697 479
FW2096571.UP.FTS.B, 21.28%, 11/22/26 . 2,440 2,440
L2095646.UP.FTS.B, 21.32%, 11/22/26 ... 1,253 1,240
L2096760.UP.FTS.B, 21.84%, 11/22/26 ... 8,969 8,968
L2096857.UP.FTS.B, 21.9%, 11/22/26 .... 29,120 28,749
FW2095752.UP.FTS.B, 22.05%, 11/22/26 . 12,839 12,690
L2094894.UP.FTS.B, 22.2%, 11/22/26 .... 1,181 1,168
L2096134.UP.FTS.B, 22.43%, 11/22/26 ... 5,315 5,262
L2096800.UP.FTS.B, 22.67%, 11/22/26 ... 16,626 16,595
FW2095579.UP.FTS.B, 22.78%, 11/22/26 . 20,476 20,294
FW2095395.UP.FTS.B, 22.89%, 11/22/26 . 1,474 1,459
FW2096115.UP.FTS.B, 23.24%, 11/22/26 . 2,627 2,626
FW2095271.UP.FTS.B, 23.29%, 11/22/26 . 14,521 14,495
FW2024402.UP.FTS.B, 24.5%, 11/22/26 .. 9,907 9,905
L2096773.UP.FTS.B, 24.83%, 11/22/26 ... 2,491 2,487
L2094789.UP.FTS.B, 24.85%, 11/22/26 ... 16,485 16,479
L2094507.UP.FTS.B, 25.13%, 11/22/26 ... 1,092 1,079
L2094312.UP.FTS.B, 25.16%, 11/22/26 ... 25,007 25,001
L2094838.UP.FTS.B, 25.25%, 11/22/26 ... 3,487 3,480
L2096356.UP.FTS.B, 25.27%, 11/22/26 ... 829 828
L2093956.UP.FTS.B, 25.33%, 11/22/26 ... 2,821 2,815
L2096178.UP.FTS.B, 25.35%, 11/22/26 ... 14,657 14,637
L2096755.UP.FTS.B, 25.38%, 11/22/26 ... 12,271 12,230
L2094965.UP.FTS.B, 25.66%, 11/22/26 ... 3,444 3,437
FW2095277.UP.FTS.B, 25.75%, 11/22/26 . 12,455 12,452
FW2094367.UP.FTS.B, 25.82%, 11/22/26 . 4,154 4,153
L2094270.UP.FTS.B, 25.87%, 11/22/26 ... 2,658 2,658
FW2096631.UP.FTS.B, 26.76%, 11/22/26 . 3,336 3,335
FW2095637.UP.FTS.B, 26.8%, 11/22/26 .. 3,266 3,261
FW2095720.UP.FTS.B, 27.1%, 11/22/26 .. 9,006 641
FW2094585.UP.FTS.B, 27.16%, 11/22/26 . 4,218 4,210
FW2094718.UP.FTS.B, 27.18%, 11/22/26 . 8,355 8,353
FW2073665.UP.FTS.B, 27.21%, 11/22/26 . 3,420 3,409
L2096054.UP.FTS.B, 27.38%, 11/22/26 ... 2,760 2,759
L2096384.UP.FTS.B, 27.83%, 11/22/26 ... 7,709 7,706
FW2095268.UP.FTS.B, 28.13%, 11/22/26 . 4,516 320
FW2095190.UP.FTS.B, 28.27%, 11/22/26 . 2,817 437
FW2096342.UP.FTS.B, 28.48%, 11/22/26 . 4,201 4,199
FW2094419.UP.FTS.B, 28.57%, 11/22/26 . 841 840
FW2094402.UP.FTS.B, 28.65%, 11/22/26 . 2,906 860
FW2096376.UP.FTS.B, 29.09%, 11/22/26 . 4,699 4,696
FW2095953.UP.FTS.B, 29.33%, 11/22/26 . 4,198 4,190
FW2094834.UP.FTS.B, 29.86%, 11/22/26 . 4,225 4,224
FW2071752.UP.FTS.B, 30.07%, 11/22/26 . 5,120 361
FW2095758.UP.FTS.B, 30.37%, 11/22/26 . 10,010 9,983
FW2094263.UP.FTS.B, 30.68%, 11/22/26 . 3,402 518
FW2096286.UP.FTS.B, 30.75%, 11/22/26 . 2,892 203
FW2096279.UP.FTS.B, 30.8%, 11/22/26 .. 1,018 1,017
FW2096578.UP.FTS.B, 30.87%, 11/22/26 . 2,194 2,188
FW2096310.UP.FTS.B, 31%, 11/22/26 ... 2,507 2,490
FW2094909.UP.FTS.B, 31.13%, 11/22/26 . 8,371 1,304
FW2093970.UP.FTS.B, 31.15%, 11/22/26 . 1,957 1,953
FW2094919.UP.FTS.B, 31.15%, 11/22/26 . 3,342 231
FW2094058.UP.FTS.B, 31.18%, 11/22/26 . 1,349 1,348
FW2094660.UP.FTS.B, 31.22%, 11/22/26 . 9,192 9,184

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2096663.UP.FTS.B, 31.48%, 11/22/26 . $ 4,351 $ 4,336
FW2089645.UP.FTS.B, 31.75%, 11/22/26 . 8,089 8,086
FW2295931.UP.FTS.B, 5.9%, 12/21/26 ... 11,432 11,352
FW2293082.UP.FTS.B, 6.16%, 12/21/26 .. 3,533 3,509
FW2293764.UP.FTS.B, 6.23%, 12/21/26 .. 17,088 16,051
L2296513.UP.FTS.B, 7.11%, 12/21/26 .... 2,850 2,829
FW2293501.UP.FTS.B, 7.39%, 12/21/26 .. 5,684 5,640
FW2293852.UP.FTS.B, 7.5%, 12/21/26 ... 22,354 1,934
L2292686.UP.FTS.B, 7.74%, 12/21/26 .... 2,310 2,291
L2295874.UP.FTS.B, 7.93%, 12/21/26 .... 5,587 5,543
L2293167.UP.FTS.B, 8.19%, 12/21/26 .... 6,174 6,126
L2295697.UP.FTS.B, 8.34%, 12/21/26 .... 927 920
FW2294735.UP.FTS.B, 8.57%, 12/21/26 .. 3,077 3,053
L2295880.UP.FTS.B, 8.72%, 12/21/26 .... 2,322 2,304
L2295428.UP.FTS.B, 9.02%, 12/21/26 .... 15,509 15,389
L2295310.UP.FTS.B, 9.3%, 12/21/26 .... 6,040 5,991
L2296054.UP.FTS.B, 9.4%, 12/21/26 .... 7,151 7,092
FW2294010.UP.FTS.B, 9.53%, 12/21/26 .. 12,966 945
L2294640.UP.FTS.B, 9.73%, 12/21/26 .... 2,498 2,475
L2293293.UP.FTS.B, 10.2%, 12/21/26 .... 11,731 11,637
L2295873.UP.FTS.B, 11.31%, 12/21/26 ... 23,565 23,384
FW2294642.UP.FTS.B, 11.72%, 12/21/26 . 4,808 4,522
L2294345.UP.FTS.B, 12.41%, 12/21/26 ... 6,717 6,659
L2292250.UP.FTS.B, 12.42%, 12/21/26 ... 9,294 8,736
L2293790.UP.FTS.B, 12.43%, 12/21/26 ... 4,231 236
L2288385.UP.FTS.B, 12.86%, 12/21/26 ... 3,961 3,927
L2295080.UP.FTS.B, 13.33%, 12/21/26 ... 5,956 5,905
L2294220.UP.FTS.B, 13.69%, 12/21/26 ... 4,774 4,733
L2294373.UP.FTS.B, 13.7%, 12/21/26 .... 4,217 4,181
L2294790.UP.FTS.B, 13.78%, 12/21/26 ... 5,015 4,970
FW2294402.UP.FTS.B, 13.84%, 12/21/26 . 15,124 1,087
L2296399.UP.FTS.B, 14.35%, 12/21/26 ... 7,985 7,916
L2295213.UP.FTS.B, 14.68%, 12/21/26 ... 4,068 3,825
L2258143.UP.FTS.B, 14.69%, 12/21/26 ... 103 101
FW2293923.UP.FTS.B, 16.04%, 12/21/26 . 3,662 3,617
L2294540.UP.FTS.B, 16.91%, 12/21/26 ... 4,045 4,004
L2293185.UP.FTS.B, 17.25%, 12/21/26 ... 12,461 11,729
FW2293821.UP.FTS.B, 17.3%, 12/21/26 .. 1,423 1,369
L2296049.UP.FTS.B, 17.33%, 12/21/26 ... 4,053 4,013
FW2293524.UP.FTS.B, 17.65%, 12/21/26 . 26,631 1,926
L2293602.UP.FTS.B, 17.68%, 12/21/26 ... 8,519 8,434
L2293520.UP.FTS.B, 17.78%, 12/21/26 ... 4,062 4,016
L2295430.UP.FTS.B, 18.6%, 12/21/26 .... 11,929 11,776
L2293291.UP.FTS.B, 18.66%, 12/21/26 ... 2,191 598
L2295608.UP.FTS.B, 18.98%, 12/21/26 ... 8,169 8,075
FW2293617.UP.FTS.B, 19.06%, 12/21/26 . 5,722 5,665
FW2294886.UP.FTS.B, 19.07%, 12/21/26 . 1,649 1,552
L2295776.UP.FTS.B, 19.35%, 12/21/26 ... 1,247 1,174
FW2293806.UP.FTS.B, 19.41%, 12/21/26 . 6,513 6,446
L2296294.UP.FTS.B, 19.65%, 12/21/26 ... 1,385 1,332
FW2289691.UP.FTS.B, 20.05%, 12/21/26 . 4,107 4,099
L2293347.UP.FTS.B, 20.07%, 12/21/26 ... 24,642 24,358
L2293707.UP.FTS.B, 21.03%, 12/21/26 ... 6,189 6,117
L2295159.UP.FTS.B, 21.2%, 12/21/26 .... 2,725 2,720
L2294842.UP.FTS.B, 21.22%, 12/21/26 ... 4,129 4,121
L2296434.UP.FTS.B, 21.52%, 12/21/26 ... 2,068 2,044
L2293516.UP.FTS.B, 21.61%, 12/21/26 ... 1,468 106
FW2292759.UP.FTS.B, 21.98%, 12/21/26 . 21,135 20,923
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2296031.UP.FTS.B, 22.11%, 12/21/26 . $ 3,942 $ 1,152
L2295422.UP.FTS.B, 22.2%, 12/21/26 .... 3,199 229
L2296037.UP.FTS.B, 22.38%, 12/21/26 ... 4,099 4,087
L2286942.UP.FTS.B, 22.51%, 12/21/26 ... 1,884 1,879
L2293386.UP.FTS.B, 22.55%, 12/21/26 ... 6,647 6,634
L2294387.UP.FTS.B, 22.74%, 12/21/26 ... 3,326 3,320
L2294767.UP.FTS.B, 23.15%, 12/21/26 ... 2,175 2,168
FW2296289.UP.FTS.B, 23.69%, 12/21/26 . 6,793 6,769
L2296095.UP.FTS.B, 23.73%, 12/21/26 ... 8,278 8,257
FW2295460.UP.FTS.B, 23.88%, 12/21/26 . 22,922 21,577
L2295502.UP.FTS.B, 23.94%, 12/21/26 ... 8,329 7,919
FW2289917.UP.FTS.B, 24.12%, 12/21/26 . 4,034 4,007
L2295515.UP.FTS.B, 24.19%, 12/21/26 ... 12,553 12,528
L2295990.UP.FTS.B, 24.34%, 12/21/26 ... 3,633 3,623
L2293012.UP.FTS.B, 24.54%, 12/21/26 ... 2,514 2,485
L2293989.UP.FTS.B, 24.69%, 12/21/26 ... 2,516 2,511
L2294601.UP.FTS.B, 24.7%, 12/21/26 .... 41,932 41,848
FW2296310.UP.FTS.B, 24.81%, 12/21/26 . 2,519 2,509
FW2295879.UP.FTS.B, 25.12%, 12/21/26 . 18,468 18,430
L2246443.UP.FTS.B, 25.23%, 12/21/26 ... 938 892
L2295322.UP.FTS.B, 25.28%, 12/21/26 ... 3,665 3,656
L2295069.UP.FTS.B, 25.39%, 12/21/26 ... 1,813 1,807
L2294834.UP.FTS.B, 25.4%, 12/21/26 .... 834 237
L2293969.UP.FTS.B, 25.41%, 12/21/26 ... 11,268 10,718
L2296171.UP.FTS.B, 25.41%, 12/21/26 ... 1,935 1,931
L2294392.UP.FTS.B, 25.44%, 12/21/26 ... 16,247 16,185
L2295431.UP.FTS.B, 25.44%, 12/21/26 ... 11,437 182
L2287500.UP.FTS.B, 25.45%, 12/21/26 ... 5,450 5,438
L2292073.UP.FTS.B, 25.46%, 12/21/26 ... 2,524 2,519
L2296315.UP.FTS.B, 25.46%, 12/21/26 ... 4,174 4,163
L2295101.UP.FTS.B, 25.65%, 12/21/26 ... 2,278 2,216
FW2294336.UP.FTS.B, 25.77%, 12/21/26 . 3,825 3,814
FW2293250.UP.FTS.B, 26.48%, 12/21/26 . 1,726 1,642
FW2295132.UP.FTS.B, 26.71%, 12/21/26 . 29,943 29,881
L2289495.UP.FTS.B, 27.03%, 12/21/26 ... 4,404 4,353
FW2296329.UP.FTS.B, 27.9%, 12/21/26 .. 3,107 3,098
FW2294924.UP.FTS.B, 28.38%, 12/21/26 . 4,939 4,928
L2296578.UP.FTS.B, 28.56%, 12/21/26 ... 4,175 4,166
FW2294602.UP.FTS.B, 28.58%, 12/21/26 . 2,940 206
FW2294247.UP.FTS.B, 28.6%, 12/21/26 .. 5,328 5,070
FW2296510.UP.FTS.B, 28.63%, 12/21/26 . 5,712 5,700
FW2295693.UP.FTS.B, 29.44%, 12/21/26 . 2,002 1,989
FW2292307.UP.FTS.B, 29.55%, 12/21/26 . 12,662 12,634
FW2294300.UP.FTS.B, 29.67%, 12/21/26 . 4,280 4,270
FW2296196.UP.FTS.B, 29.85%, 12/21/26 . 938 936
FW2293867.UP.FTS.B, 30.1%, 12/21/26 .. 8,804 8,368
FW2293261.UP.FTS.B, 30.26%, 12/21/26 . 943 941
FW2294598.UP.FTS.B, 30.58%, 12/21/26 . 2,748 2,742
FW2295156.UP.FTS.B, 30.61%, 12/21/26 . 1,803 1,799
FW2295730.UP.FTS.B, 30.86%, 12/21/26 . 518 510
FW2296110.UP.FTS.B, 30.89%, 12/21/26 . 968 921
FW2296255.UP.FTS.B, 30.89%, 12/21/26 . 1,165 1,160
FW2294105.UP.FTS.B, 30.94%, 12/21/26 . 11,184 11,155
FW2295248.UP.FTS.B, 30.94%, 12/21/26 . 3,391 3,222
FW2295082.UP.FTS.B, 31.01%, 12/21/26 . 862 858
FW2293727.UP.FTS.B, 31.05%, 12/21/26 . 1,290 1,288
FW2295721.UP.FTS.B, 31.1%, 12/21/26 .. 1,839 129
FW2293310.UP.FTS.B, 31.11%, 12/21/26 . 1,549 1,546

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2293588.UP.FTS.B, 31.17%, 12/21/26 . $ 902 $ 139
FW2295496.UP.FTS.B, 31.18%, 12/21/26 . 2,324 2,319
FW2294223.UP.FTS.B, 31.19%, 12/21/26 . 20,833 20,787
FW2292945.UP.FTS.B, 31.23%, 12/21/26 . 2,298 2,184
FW2293724.UP.FTS.B, 31.23%, 12/21/26 . 3,339 995
FW2293684.UP.FTS.B, 31.29%, 12/21/26 . 2,583 2,578
FW2293376.UP.FTS.B, 31.54%, 12/21/26 . 32,583 32,510
FW2295529.UP.FTS.B, 32.21%, 12/21/26 . 5,656 5,637
FW2295899.UP.FTS.B, 32.71%, 12/21/26 . 3,966 3,956
L2298042.UP.FTS.B, 5.42%, 12/22/26 .... 7,591 7,541
FW2296838.UP.FTS.B, 5.56%, 12/22/26 .. 9,118 9,056
L2300162.UP.FTS.B, 5.78%, 12/22/26 .... 1,141 1,134
L2298149.UP.FTS.B, 5.81%, 12/22/26 .... 35,764 35,525
L2298867.UP.FTS.B, 6.47%, 12/22/26 .... 11,080 11,006
L2298677.UP.FTS.B, 6.71%, 12/22/26 .... 2,781 668
FW2298647.UP.FTS.B, 6.85%, 12/22/26 .. 38,282 38,034
L2296512.UP.FTS.B, 6.86%, 12/22/26 .... 22,972 22,823
FW2299026.UP.FTS.B, 7.03%, 12/22/26 .. 3,833 3,804
L2299006.UP.FTS.B, 7.25%, 12/22/26 .... 12,445 12,350
L2298624.UP.FTS.B, 7.52%, 12/22/26 .... 26,887 26,688
L2298372.UP.FTS.B, 7.96%, 12/22/26 .... 16,659 16,530
L2300059.UP.FTS.B, 7.96%, 12/22/26 .... 3,844 3,816
L2275604.UP.FTS.B, 8%, 12/22/26 ...... 7,698 7,641
FW2297741.UP.FTS.B, 8.43%, 12/22/26 .. 4,637 4,603
L2296751.UP.FTS.B, 9.09%, 12/22/26 .... 4,655 4,621
L2299887.UP.FTS.B, 9.18%, 12/22/26 .... 7,762 7,705
L2297168.UP.FTS.B, 9.21%, 12/22/26 .... 3,880 3,852
FW2300319.UP.FTS.B, 9.33%, 12/22/26 .. 3,263 3,239
L2275171.UP.FTS.B, 9.45%, 12/22/26 .... 1,943 1,929
L2299890.UP.FTS.B, 9.98%, 12/22/26 .... 4,678 4,640
FW2275119.UP.FTS.B, 10.09%, 12/22/26 . 23,406 23,237
L2261699.UP.FTS.B, 10.41%, 12/22/26 ... 3,126 3,104
FW2298451.UP.FTS.B, 10.42%, 12/22/26 . 9,380 9,304
L2299578.UP.FTS.B, 10.73%, 12/22/26 ... 3,445 3,417
L2296896.UP.FTS.B, 10.8%, 12/22/26 .... 2,350 2,331
L2296884.UP.FTS.B, 10.85%, 12/22/26 ... 7,835 7,773
FW2300491.UP.FTS.B, 11.05%, 12/22/26 . 2,196 2,178
L2300049.UP.FTS.B, 11.22%, 12/22/26 ... 19,628 19,471
L2299084.UP.FTS.B, 11.37%, 12/22/26 ... 6,286 6,236
L2299517.UP.FTS.B, 11.74%, 12/22/26 ... 10,206 2,614
L2299162.UP.FTS.B, 11.99%, 12/22/26 ... 9,402 9,325
L2296860.UP.FTS.B, 12.01%, 12/22/26 ... 9,129 9,041
L2288091.UP.FTS.B, 12.04%, 12/22/26 ... 7,887 7,824
L2296913.UP.FTS.B, 12.48%, 12/22/26 ... 8,772 8,693
FW2296819.UP.FTS.B, 12.8%, 12/22/26 .. 792 786
L2297301.UP.FTS.B, 13.19%, 12/22/26 ... 3,944 3,913
L2297394.UP.FTS.B, 13.43%, 12/22/26 ... 3,178 3,153
FW2295002.UP.FTS.B, 13.45%, 12/22/26 . 1,351 1,340
L2299489.UP.FTS.B, 13.74%, 12/22/26 ... 23,877 23,689
L2298273.UP.FTS.B, 13.81%, 12/22/26 ... 21,977 21,781
FW2297621.UP.FTS.B, 13.91%, 12/22/26 . 1,838 1,822
FW2297887.UP.FTS.B, 14.01%, 12/22/26 . 6,868 6,809
L2297583.UP.FTS.B, 14.22%, 12/22/26 ... 14,925 14,808
FW2296544.UP.FTS.B, 14.31%, 12/22/26 . 3,992 3,960
L2296958.UP.FTS.B, 14.87%, 12/22/26 ... 7,038 6,960
L2296665.UP.FTS.B, 14.98%, 12/22/26 ... 5,998 5,914
L2272259.UP.FTS.B, 15.03%, 12/22/26 ... 3,243 3,210
L2296608.UP.FTS.B, 15.19%, 12/22/26 ... 13,552 13,447
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2298101.UP.FTS.B, 15.46%, 12/22/26 ... $ 3,811 $ 3,764
FW2298689.UP.FTS.B, 15.52%, 12/22/26 . 14,058 13,930
FW2298989.UP.FTS.B, 15.65%, 12/22/26 . 6,147 6,078
L2300266.UP.FTS.B, 15.81%, 12/22/26 ... 17,457 17,321
L2297545.UP.FTS.B, 16.01%, 12/22/26 ... 3,221 3,196
L2296898.UP.FTS.B, 16.28%, 12/22/26 ... 8,790 8,710
FW2298789.UP.FTS.B, 16.35%, 12/22/26 . 6,695 1,819
FW2297895.UP.FTS.B, 16.41%, 12/22/26 . 2,462 2,435
L2297702.UP.FTS.B, 16.54%, 12/22/26 ... 1,211 1,200
FW2296844.UP.FTS.B, 16.78%, 12/22/26 . 1,999 1,980
L2296757.UP.FTS.B, 16.99%, 12/22/26 ... 4,934 4,892
L2299229.UP.FTS.B, 17.12%, 12/22/26 ... 5,281 382
FW2242642.UP.FTS.B, 17.23%, 12/22/26 . 5,643 5,591
FW2297226.UP.FTS.B, 17.41%, 12/22/26 . 10,665 10,555
L2297622.UP.FTS.B, 17.73%, 12/22/26 ... 4,868 4,831
FW2298313.UP.FTS.B, 17.76%, 12/22/26 . 12,348 12,237
L2297195.UP.FTS.B, 18.28%, 12/22/26 ... 21,176 21,014
L2263482.UP.FTS.B, 18.35%, 12/22/26 ... 12,801 1,913
FW2299062.UP.FTS.B, 18.65%, 12/22/26 . 3,845 575
L2297949.UP.FTS.B, 18.76%, 12/22/26 ... 3,265 3,231
FW2298046.UP.FTS.B, 19.21%, 12/22/26 . 8,182 8,097
FW2299900.UP.FTS.B, 19.29%, 12/22/26 . 41,580 41,043
FW2297186.UP.FTS.B, 19.59%, 12/22/26 . 8,196 8,122
FW2299680.UP.FTS.B, 19.7%, 12/22/26 .. 5,740 5,680
L2296627.UP.FTS.B, 19.74%, 12/22/26 ... 4,101 4,065
FW2235699.UP.FTS.B, 19.99%, 12/22/26 . 6,045 324
FW2299670.UP.FTS.B, 20.32%, 12/22/26 . 8,947 642
L2298737.UP.FTS.B, 20.98%, 12/22/26 ... 4,125 4,082
L2297546.UP.FTS.B, 21.15%, 12/22/26 ... 1,549 1,543
L2300374.UP.FTS.B, 21.31%, 12/22/26 ... 2,463 2,460
L2296777.UP.FTS.B, 21.4%, 12/22/26 .... 8,265 8,260
FW2298033.UP.FTS.B, 21.61%, 12/22/26 . 13,651 13,509
L2296567.UP.FTS.B, 21.87%, 12/22/26 ... 1,675 1,671
L2299056.UP.FTS.B, 22%, 12/22/26 ..... 4,807 4,804
L2298829.UP.FTS.B, 22.17%, 12/22/26 ... 5,299 5,241
FW2297460.UP.FTS.B, 22.74%, 12/22/26 . 41,731 41,639
L2296427.UP.FTS.B, 22.94%, 12/22/26 ... 2,248 2,222
L2300367.UP.FTS.B, 22.94%, 12/22/26 ... 1,665 1,647
L2296515.UP.FTS.B, 22.98%, 12/22/26 ... 2,497 2,496
FW2297374.UP.FTS.B, 23.21%, 12/22/26 . 1,878 1,872
L2298974.UP.FTS.B, 23.47%, 12/22/26 ... 1,502 1,486
FW2300425.UP.FTS.B, 23.57%, 12/22/26 . 8,346 8,341
L2289378.UP.FTS.B, 23.7%, 12/22/26 .... 4,608 4,593
L2296775.UP.FTS.B, 23.9%, 12/22/26 .... 3,761 3,759
L2298860.UP.FTS.B, 23.92%, 12/22/26 ... 12,537 12,529
L2296638.UP.FTS.B, 23.96%, 12/22/26 ... 835 834
L2297921.UP.FTS.B, 24.04%, 12/22/26 ... 5,018 5,015
L2300131.UP.FTS.B, 24.08%, 12/22/26 ... 11,636 11,591
L2297604.UP.FTS.B, 24.33%, 12/22/26 ... 1,256 1,255
L2277340.UP.FTS.B, 24.46%, 12/22/26 ... 3,684 3,677
FW2296565.UP.FTS.B, 24.56%, 12/22/26 . 1,928 1,927
L2297696.UP.FTS.B, 24.62%, 12/22/26 ... 1,252 1,239
L2299447.UP.FTS.B, 24.64%, 12/22/26 ... 1,677 1,676
L2296874.UP.FTS.B, 24.85%, 12/22/26 ... 924 922
FW2295512.UP.FTS.B, 25.12%, 12/22/26 . 8,791 8,703
L2296994.UP.FTS.B, 25.2%, 12/22/26 .... 3,043 3,037
L2299952.UP.FTS.B, 25.26%, 12/22/26 ... 3,216 230
L2282956.UP.FTS.B, 25.27%, 12/22/26 ... 773 766

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2300125.UP.FTS.B, 25.27%, 12/22/26 ... $ 3,023 $ –
FW2297623.UP.FTS.B, 25.32%, 12/22/26 . 3,027 3,000
L2299789.UP.FTS.B, 25.32%, 12/22/26 ... 1,262 1,261
L2292373.UP.FTS.B, 25.33%, 12/22/26 ... 1,430 1,415
L2297988.UP.FTS.B, 25.38%, 12/22/26 ... 910 905
L2299918.UP.FTS.B, 25.41%, 12/22/26 ... 1,633 255
L2297428.UP.FTS.B, 25.42%, 12/22/26 ... 8,759 1,347
L2298851.UP.FTS.B, 25.44%, 12/22/26 ... 1,262 1,261
L2297598.UP.FTS.B, 25.45%, 12/22/26 ... 1,051 162
L2296962.UP.FTS.B, 25.46%, 12/22/26 ... 2,862 2,860
L2298544.UP.FTS.B, 25.47%, 12/22/26 ... 4,205 4,202
L2298179.UP.FTS.B, 25.49%, 12/22/26 ... 3,871 3,868
L2297223.UP.FTS.B, 25.61%, 12/22/26 ... 2,548 2,525
L2297795.UP.FTS.B, 26.01%, 12/22/26 ... 10,795 10,789
L2296379.UP.FTS.B, 26.17%, 12/22/26 ... 8,439 8,434
FW2299410.UP.FTS.B, 26.2%, 12/22/26 .. 5,064 5,061
FW2300548.UP.FTS.B, 26.24%, 12/22/26 . 3,377 3,343
FW2298545.UP.FTS.B, 26.68%, 12/22/26 . 11,501 11,495
FW2297229.UP.FTS.B, 26.75%, 12/22/26 . 10,942 10,921
FW2298735.UP.FTS.B, 26.94%, 12/22/26 . 12,445 12,305
FW2299436.UP.FTS.B, 27.39%, 12/22/26 . 3,531 3,527
FW2298369.UP.FTS.B, 27.48%, 12/22/26 . 15,694 15,624
FW2296934.UP.FTS.B, 28.08%, 12/22/26 . 4,848 4,845
FW2299110.UP.FTS.B, 28.13%, 12/22/26 . 12,780 12,752
FW2297196.UP.FTS.B, 28.3%, 12/22/26 .. 8,513 8,508
FW2298568.UP.FTS.B, 28.54%, 12/22/26 . 6,476 6,473
FW2297945.UP.FTS.B, 28.62%, 12/22/26 . 7,925 7,911
FW2297303.UP.FTS.B, 28.74%, 12/22/26 . 9,325 9,293
FW2296796.UP.FTS.B, 29.02%, 12/22/26 . 21,856 (192)
FW2297886.UP.FTS.B, 29.13%, 12/22/26 . 2,646 2,644
FW2296331.UP.FTS.B, 29.64%, 12/22/26 . 2,567 2,566
FW2297392.UP.FTS.B, 29.67%, 12/22/26 . 1,787 1,782
FW2298522.UP.FTS.B, 29.71%, 12/22/26 . 2,997 2,996
FW2296795.UP.FTS.B, 30.46%, 12/22/26 . 1,288 1,287
FW2299972.UP.FTS.B, 30.53%, 12/22/26 . 1,610 22
FW2299999.UP.FTS.B, 30.69%, 12/22/26 . 1,722 1,716
FW2298365.UP.FTS.B, 30.7%, 12/22/26 .. 3,253 229
FW2296458.UP.FTS.B, 30.75%, 12/22/26 . 7,390 7,386
FW2299169.UP.FTS.B, 30.82%, 12/22/26 . 3,525 3,524
FW2281021.UP.FTS.B, 30.86%, 12/22/26 . 4,806 4,803
FW2298599.UP.FTS.B, 30.89%, 12/22/26 . 1,275 88
FW2299939.UP.FTS.B, 30.93%, 12/22/26 . 946 945
FW2297499.UP.FTS.B, 30.95%, 12/22/26 . 946 946
FW2296542.UP.FTS.B, 31%, 12/22/26 ... 4,994 4,983
FW2298270.UP.FTS.B, 31%, 12/22/26 ... 1,344 1,342
FW2300108.UP.FTS.B, 31.04%, 12/22/26 . 1,119 1,118
FW2298345.UP.FTS.B, 31.12%, 12/22/26 . 1,397 1,393
FW2298159.UP.FTS.B, 31.15%, 12/22/26 . 2,496 2,495
FW2296911.UP.FTS.B, 31.17%, 12/22/26 . 1,083 1,080
FW2299655.UP.FTS.B, 31.17%, 12/22/26 . 3,443 3,441
FW2294359.UP.FTS.B, 31.33%, 12/22/26 . 43,074 43,052
FW2300018.UP.FTS.B, 31.65%, 12/22/26 . 4,743 4,740
FW2296208.UP.FTS.B, 31.74%, 12/22/26 . 5,915 5,905
FW2296337.UP.FTS.B, 33.15%, 12/22/26 . 5,172 5,149
FW2296980.UP.FTS.B, 33.56%, 12/22/26 . 1,291 1,280
FW2293338.UP.FTS.B, 11.67%, 1/05/27 .. 14,422 14,289
L2293224.UP.FTS.B, 25.74%, 1/05/27 .... 1,537 1,531
L2428799.UP.FTS.B, 4.81%, 1/13/27 .... 10,034 9,966
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2424153.UP.FTS.B, 4.86%, 1/13/27 .... $ 38,178 $ 37,917
L2426247.UP.FTS.B, 4.87%, 1/13/27 .... 12,046 11,964
L2417962.UP.FTS.B, 5.74%, 1/13/27 .... 3,872 3,846
L2424670.UP.FTS.B, 5.86%, 1/13/27 .... 7,376 7,327
L2421701.UP.FTS.B, 5.91%, 1/13/27 .... 18,668 18,542
L2425940.UP.FTS.B, 5.96%, 1/13/27 .... 15,494 15,389
L2427954.UP.FTS.B, 5.98%, 1/13/27 .... 23,311 23,155
FW2427065.UP.FTS.B, 6.14%, 1/13/27 ... 6,547 6,503
L2428807.UP.FTS.B, 6.19%, 1/13/27 .... 5,835 5,796
L2425627.UP.FTS.B, 6.24%, 1/13/27 .... 21,141 21,000
FW2418004.UP.FTS.B, 6.27%, 1/13/27 ... 23,102 22,947
FW2426682.UP.FTS.B, 6.38%, 1/13/27 ... 11,706 11,627
L2424813.UP.FTS.B, 6.62%, 1/13/27 .... 14,037 13,943
L2425395.UP.FTS.B, 7.04%, 1/13/27 .... 26,036 1,915
L2426387.UP.FTS.B, 7.28%, 1/13/27 .... 3,522 3,499
FW2427607.UP.FTS.B, 7.35%, 1/13/27 ... 12,450 12,350
L2423321.UP.FTS.B, 7.44%, 1/13/27 .... 6,274 6,222
L2425992.UP.FTS.B, 7.55%, 1/13/27 .... 4,154 4,127
L2426489.UP.FTS.B, 7.81%, 1/13/27 .... 9,420 9,344
L2428326.UP.FTS.B, 7.87%, 1/13/27 .... 7,729 7,666
L2427644.UP.FTS.B, 7.93%, 1/13/27 .... 1,964 1,948
FW2427445.UP.FTS.B, 7.98%, 1/13/27 ... 6,286 6,235
L2424761.UP.FTS.B, 8.01%, 1/13/27 .... 4,617 4,579
FW2423719.UP.FTS.B, 8.04%, 1/13/27 ... 12,092 11,355
L2426445.UP.FTS.B, 8.42%, 1/13/27 .... 2,287 2,268
FW2426523.UP.FTS.B, 8.45%, 1/13/27 ... 3,463 3,431
L2427091.UP.FTS.B, 8.49%, 1/13/27 .... 5,515 5,471
L2400286.UP.FTS.B, 8.75%, 1/13/27 .... 5,819 5,772
L2424441.UP.FTS.B, 8.96%, 1/13/27 .... 1,269 1,256
FW2426991.UP.FTS.B, 9.24%, 1/13/27 ... 4,746 4,709
L2427316.UP.FTS.B, 9.44%, 1/13/27 .... 20,893 2,798
L2427076.UP.FTS.B, 9.69%, 1/13/27 .... 6,668 6,614
L2427657.UP.FTS.B, 9.7%, 1/13/27 ..... 3,960 3,929
FW2424161.UP.FTS.B, 9.93%, 1/13/27 ... 1,835 246
L2425208.UP.FTS.B, 9.97%, 1/13/27 .... 5,559 5,515
FW2423329.UP.FTS.B, 10.39%, 1/13/27 .. 796 790
L2428214.UP.FTS.B, 10.52%, 1/13/27 .... 2,150 2,134
L2423738.UP.FTS.B, 10.57%, 1/13/27 .... 2,390 2,367
L2423014.UP.FTS.B, 10.64%, 1/13/27 .... 21,515 21,347
FW2425927.UP.FTS.B, 10.97%, 1/13/27 .. 40,623 38,163
L2400391.UP.FTS.B, 11.4%, 1/13/27 ..... 2,316 2,290
L2427738.UP.FTS.B, 11.82%, 1/13/27 .... 7,920 2,011
FW2425681.UP.FTS.B, 11.84%, 1/13/27 .. 24,856 24,624
L2423675.UP.FTS.B, 12.15%, 1/13/27 .... 5,220 5,171
L2424123.UP.FTS.B, 12.83%, 1/13/27 .... 10,512 760
L2426699.UP.FTS.B, 13.25%, 1/13/27 .... 9,701 9,605
L2426346.UP.FTS.B, 13.31%, 1/13/27 .... 4,469 4,413
FW2426553.UP.FTS.B, 14.04%, 1/13/27 .. 5,267 5,218
FW2426488.UP.FTS.B, 14.89%, 1/13/27 .. 5,668 5,615
L2428411.UP.FTS.B, 15.14%, 1/13/27 .... 3,912 3,867
FW2398372.UP.FTS.B, 15.37%, 1/13/27 .. 9,627 9,516
FW2425483.UP.FTS.B, 15.58%, 1/13/27 .. 8,984 8,880
L2424270.UP.FTS.B, 15.87%, 1/13/27 .... 4,088 4,041
FW2412323.UP.FTS.B, 15.91%, 1/13/27 .. 8,180 8,105
FW2423910.UP.FTS.B, 15.96%, 1/13/27 .. 6,541 6,465
L2406518.UP.FTS.B, 16%, 1/13/27 ...... 4,092 4,044
FW2426856.UP.FTS.B, 16.14%, 1/13/27 .. 8,189 8,095
L2426798.UP.FTS.B, 16.24%, 1/13/27 .... 13,109 12,989

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2423259.UP.FTS.B, 16.37%, 1/13/27 .... $ 17,683 $ 1,278
L2426649.UP.FTS.B, 16.44%, 1/13/27 .... 925 909
L2428444.UP.FTS.B, 16.71%, 1/13/27 .... 4,926 4,870
L2428347.UP.FTS.B, 16.79%, 1/13/27 .... 5,787 5,732
FW2428748.UP.FTS.B, 17.09%, 1/13/27 .. 8,225 8,130
L2425118.UP.FTS.B, 17.11%, 1/13/27 .... 5,758 5,680
FW2423151.UP.FTS.B, 17.2%, 1/13/27 ... 3,621 3,572
L2424529.UP.FTS.B, 17.26%, 1/13/27 .... 8,287 8,209
L2428394.UP.FTS.B, 17.4%, 1/13/27 .... 4,778 4,719
FW2425055.UP.FTS.B, 17.43%, 1/13/27 .. 13,510 13,327
L2426279.UP.FTS.B, 17.73%, 1/13/27 .... 3,382 3,343
L2424817.UP.FTS.B, 17.78%, 1/13/27 .... 10,727 10,581
L2423964.UP.FTS.B, 18.15%, 1/13/27 .... 5,785 5,707
L2428498.UP.FTS.B, 18.5%, 1/13/27 .... 4,167 4,107
L2428454.UP.FTS.B, 18.63%, 1/13/27 .... 6,248 6,157
L2422983.UP.FTS.B, 19.45%, 1/13/27 .... 23,444 23,175
L2424684.UP.FTS.B, 20.1%, 1/13/27 .... 4,969 4,944
L2423758.UP.FTS.B, 20.41%, 1/13/27 .... 1,670 1,647
L2405396.UP.FTS.B, 20.43%, 1/13/27 .... 6,056 5,968
L2426770.UP.FTS.B, 20.84%, 1/13/27 .... 12,545 12,489
FW2426815.UP.FTS.B, 21.17%, 1/13/27 .. 11,945 1,772
FW2425922.UP.FTS.B, 21.25%, 1/13/27 .. 1,497 1,480
L2425214.UP.FTS.B, 21.28%, 1/13/27 .... 4,792 1,342
L2427912.UP.FTS.B, 21.34%, 1/13/27 .... 838 834
FW2424710.UP.FTS.B, 21.52%, 1/13/27 .. 13,918 13,071
FW2427047.UP.FTS.B, 22.2%, 1/13/27 ... 18,339 18,258
L2428658.UP.FTS.B, 22.41%, 1/13/27 .... 9,415 8,930
L2395761.UP.FTS.B, 22.53%, 1/13/27 .... 25,272 25,160
L2398543.UP.FTS.B, 22.71%, 1/13/27 .... 2,338 2,299
L2425900.UP.FTS.B, 23.2%, 1/13/27 .... 7,434 7,401
L2422984.UP.FTS.B, 23.24%, 1/13/27 .... 11,323 3,280
L2424344.UP.FTS.B, 23.87%, 1/13/27 .... 847 843
L2426951.UP.FTS.B, 24.27%, 1/13/27 .... 4,798 1,389
L2425886.UP.FTS.B, 24.76%, 1/13/27 .... 4,250 4,231
L2404751.UP.FTS.B, 24.81%, 1/13/27 .... 15,304 15,237
FW2427848.UP.FTS.B, 24.93%, 1/13/27 .. 2,817 2,673
L2428382.UP.FTS.B, 25.1%, 1/13/27 .... 1,191 86
L2422250.UP.FTS.B, 25.13%, 1/13/27 .... 2,639 2,627
L2423497.UP.FTS.B, 25.16%, 1/13/27 .... 1,362 1,356
L2399706.UP.FTS.B, 25.18%, 1/13/27 .... 12,270 12,216
L2419915.UP.FTS.B, 25.22%, 1/13/27 .... 1,755 88
FW2428740.UP.FTS.B, 25.25%, 1/13/27 .. 3,406 3,391
L2425660.UP.FTS.B, 25.25%, 1/13/27 .... 1,618 1,600
L2427647.UP.FTS.B, 25.29%, 1/13/27 .... 4,940 4,918
L2426521.UP.FTS.B, 25.33%, 1/13/27 .... 2,982 2,969
L2427874.UP.FTS.B, 25.33%, 1/13/27 .... 862 829
L2425390.UP.FTS.B, 25.36%, 1/13/27 .... 2,660 398
L2426044.UP.FTS.B, 25.4%, 1/13/27 .... 1,875 1,866
L2426848.UP.FTS.B, 25.4%, 1/13/27 .... 7,704 7,653
L2424212.UP.FTS.B, 25.42%, 1/13/27 .... 895 9
L2425077.UP.FTS.B, 25.43%, 1/13/27 .... 7,818 7,774
L2423795.UP.FTS.B, 25.46%, 1/13/27 .... 6,051 6,025
L2424946.UP.FTS.B, 25.46%, 1/13/27 .... 1,818 1,793
L2425747.UP.FTS.B, 25.48%, 1/13/27 .... 11,934 11,774
L2424771.UP.FTS.B, 25.96%, 1/13/27 .... 1,878 1,870
FW2424834.UP.FTS.B, 26.08%, 1/13/27 .. 4,614 4,594
FW2425245.UP.FTS.B, 26.25%, 1/13/27 .. 1,368 1,362
FW2423361.UP.FTS.B, 26.6%, 1/13/27 ... 2,911 2,894
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2426259.UP.FTS.B, 26.65%, 1/13/27 .. $ 4,283 $ 4,264
FW2428725.UP.FTS.B, 26.68%, 1/13/27 .. 2,314 2,300
FW2428287.UP.FTS.B, 26.84%, 1/13/27 .. 5,205 4,945
FW2425746.UP.FTS.B, 27.06%, 1/13/27 .. 7,719 7,685
FW2425948.UP.FTS.B, 27.28%, 1/13/27 .. 6,008 5,982
FW2424326.UP.FTS.B, 27.8%, 1/13/27 ... 8,514 8,473
FW2422977.UP.FTS.B, 28.17%, 1/13/27 .. 17,054 16,968
FW2423642.UP.FTS.B, 28.44%, 1/13/27 .. 3,448 3,433
FW2424974.UP.FTS.B, 28.61%, 1/13/27 .. 14,728 14,646
FW2427295.UP.FTS.B, 28.62%, 1/13/27 .. 1,397 1,327
FW2423517.UP.FTS.B, 29.09%, 1/13/27 .. 5,466 818
FW2422891.UP.FTS.B, 29.39%, 1/13/27 .. 1,694 1,685
FW2425791.UP.FTS.B, 29.41%, 1/13/27 .. 2,715 2,575
FW2426907.UP.FTS.B, 29.43%, 1/13/27 .. 35,861 35,644
FW2425524.UP.FTS.B, 29.54%, 1/13/27 .. 19,472 19,387
FW2427306.UP.FTS.B, 29.68%, 1/13/27 .. 1,227 1,221
FW2423451.UP.FTS.B, 30.19%, 1/13/27 .. 867 864
FW2426985.UP.FTS.B, 30.26%, 1/13/27 .. 28,837 28,690
FW2427875.UP.FTS.B, 30.3%, 1/13/27 ... 868 864
FW2423548.UP.FTS.B, 30.41%, 1/13/27 .. 2,257 2,247
FW2425371.UP.FTS.B, 30.51%, 1/13/27 .. 1,737 1,729
FW2423407.UP.FTS.B, 30.57%, 1/13/27 .. 1,998 1,989
FW2424742.UP.FTS.B, 30.86%, 1/13/27 .. 1,302 1,289
FW2425795.UP.FTS.B, 30.94%, 1/13/27 .. 3,521 3,503
FW2425961.UP.FTS.B, 31.09%, 1/13/27 .. 957 953
FW2427636.UP.FTS.B, 31.15%, 1/13/27 .. 5,044 4,788
FW2426510.UP.FTS.B, 31.33%, 1/13/27 .. 3,305 3,290
FW2424349.UP.FTS.B, 31.49%, 1/13/27 .. 2,702 2,690
FW2423715.UP.FTS.B, 32.57%, 1/13/27 .. 875 871
FW2432124.UP.FTS.B, 5.02%, 1/14/27 ... 38,641 38,381
L2429437.UP.FTS.B, 5.17%, 1/14/27 .... 9,282 9,220
L2435082.UP.FTS.B, 5.24%, 1/14/27 .... 20,970 20,829
L2429367.UP.FTS.B, 5.33%, 1/14/27 .... 11,612 11,534
L2435136.UP.FTS.B, 5.4%, 1/14/27 ..... 8,132 8,077
L2435334.UP.FTS.B, 5.79%, 1/14/27 .... 2,406 2,390
L2431631.UP.FTS.B, 5.94%, 1/14/27 .... 2,952 2,933
L2428794.UP.FTS.B, 5.98%, 1/14/27 .... 11,655 11,577
L2434119.UP.FTS.B, 5.98%, 1/14/27 ..... 765 759
L2432641.UP.FTS.B, 5.99%, 1/14/27 .... 7,771 7,719
FW2431037.UP.FTS.B, 6.01%, 1/14/27 ... 3,109 3,088
FW2434481.UP.FTS.B, 6.18%, 1/14/27 ... 7,388 7,339
L2434868.UP.FTS.B, 6.25%, 1/14/27 .... 8,560 8,504
L2433278.UP.FTS.B, 6.42%, 1/14/27 .... 10,904 10,831
L2434814.UP.FTS.B, 6.49%, 1/14/27 .... 2,026 2,013
L2432301.UP.FTS.B, 6.51%, 1/14/27 .... 3,897 3,871
L2431798.UP.FTS.B, 6.68%, 1/14/27 .... 11,055 10,981
FW2429354.UP.FTS.B, 6.79%, 1/14/27 ... 38,796 38,539
FW2430872.UP.FTS.B, 6.87%, 1/14/27 ... 2,728 2,710
L2432901.UP.FTS.B, 6.93%, 1/14/27 .... 14,831 14,733
FW2430681.UP.FTS.B, 7.21%, 1/14/27 ... 25,021 24,857
L2431865.UP.FTS.B, 7.24%, 1/14/27 .... 13,303 13,216
L2429292.UP.FTS.B, 7.41%, 1/14/27 .... 9,399 9,324
L2432353.UP.FTS.B, 7.41%, 1/14/27 .... 15,665 15,540
L2430454.UP.FTS.B, 7.62%, 1/14/27 .... 10,842 10,754
L2433097.UP.FTS.B, 7.62%, 1/14/27 .... 30,380 30,136
L2434635.UP.FTS.B, 7.74%, 1/14/27 .... 16,634 16,502
FW2429026.UP.FTS.B, 7.87%, 1/14/27 ... 2,634 193
L2433991.UP.FTS.B, 7.94%, 1/14/27 .... 5,349 5,305

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2435013.UP.FTS.B, 8.08%, 1/14/27 .... $ 7,861 $ 7,799
L2429715.UP.FTS.B, 8.3%, 1/14/27 ..... 3,148 3,123
L2434529.UP.FTS.B, 8.37%, 1/14/27 .... 5,511 5,468
L2430462.UP.FTS.B, 8.4%, 1/14/27 ..... 19,688 19,532
L2435208.UP.FTS.B, 8.4%, 1/14/27 ..... 35,372 35,091
L2432009.UP.FTS.B, 8.47%, 1/14/27 .... 16,290 3,976
L2435422.UP.FTS.B, 8.9%, 1/14/27 ..... 8,481 548
L2429477.UP.FTS.B, 8.93%, 1/14/27 .... 10,977 10,891
L2429964.UP.FTS.B, 9.01%, 1/14/27 .... 3,950 3,919
L2429979.UP.FTS.B, 9.08%, 1/14/27 .... 2,371 2,352
L2432951.UP.FTS.B, 9.1%, 1/14/27 ..... 12,667 11,898
L2429404.UP.FTS.B, 9.12%, 1/14/27 .... 39,527 39,216
L2430465.UP.FTS.B, 9.43%, 1/14/27 .... 11,879 11,786
L2432796.UP.FTS.B, 9.5%, 1/14/27 ..... 1,981 1,965
L2432514.UP.FTS.B, 9.62%, 1/14/27 .... 27,743 27,526
L2434796.UP.FTS.B, 9.68%, 1/14/27 .... 19,821 19,666
L2434345.UP.FTS.B, 9.69%, 1/14/27 .... 7,380 7,318
L2434787.UP.FTS.B, 9.78%, 1/14/27 .... 2,307 2,288
FW2431901.UP.FTS.B, 9.92%, 1/14/27 ... 9,094 9,003
L2434222.UP.FTS.B, 9.93%, 1/14/27 .... 8,515 519
L2434832.UP.FTS.B, 9.93%, 1/14/27 .... 5,330 1,321
L2435424.UP.FTS.B, 10.13%, 1/14/27 .... 3,947 3,909
L2435560.UP.FTS.B, 10.15%, 1/14/27 .... 21,472 21,298
FW2433055.UP.FTS.B, 10.82%, 1/14/27 .. 2,792 2,766
L2403095.UP.FTS.B, 10.86%, 1/14/27 .... 6,764 6,701
L2431423.UP.FTS.B, 11.01%, 1/14/27 .... 2,395 2,373
L2430601.UP.FTS.B, 11.3%, 1/14/27 ..... 13,995 13,866
FW2432645.UP.FTS.B, 11.94%, 1/14/27 .. 5,215 5,167
FW2433730.UP.FTS.B, 12.25%, 1/14/27 .. 43,470 3,319
L2435214.UP.FTS.B, 12.31%, 1/14/27 .... 5,074 698
L2431712.UP.FTS.B, 12.53%, 1/14/27 .... 1,299 94
FW2433199.UP.FTS.B, 12.56%, 1/14/27 .. 2,414 2,392
L2431067.UP.FTS.B, 12.57%, 1/14/27 .... 4,822 4,777
L2429992.UP.FTS.B, 12.6%, 1/14/27 .... 4,149 4,109
L2434462.UP.FTS.B, 12.63%, 1/14/27 .... 1,610 1,595
FW2432090.UP.FTS.B, 12.83%, 1/14/27 .. 5,238 5,190
L2435380.UP.FTS.B, 12.98%, 1/14/27 .... 4,406 4,365
FW2434494.UP.FTS.B, 12.99%, 1/14/27 .. 4,032 3,995
L2432680.UP.FTS.B, 13.04%, 1/14/27 .... 4,033 3,996
L2430844.UP.FTS.B, 13.1%, 1/14/27 .... 13,309 12,501
FW2430692.UP.FTS.B, 13.13%, 1/14/27 .. 7,263 7,197
L2434966.UP.FTS.B, 13.37%, 1/14/27 .... 8,250 7,750
L2434354.UP.FTS.B, 13.48%, 1/14/27 .... 4,042 4,006
L2433923.UP.FTS.B, 13.81%, 1/14/27 .... 8,053 7,979
L2430593.UP.FTS.B, 13.89%, 1/14/27 .... 8,287 7,786
L2435102.UP.FTS.B, 15.04%, 1/14/27 .... 12,232 12,115
FW2429622.UP.FTS.B, 15.13%, 1/14/27 .. 4,172 3,920
L2434928.UP.FTS.B, 15.16%, 1/14/27 .... 4,075 4,039
L2432300.UP.FTS.B, 15.27%, 1/14/27 .... 457 451
L2431842.UP.FTS.B, 15.8%, 1/14/27 .... 33,677 8,660
FW2435291.UP.FTS.B, 16.08%, 1/14/27 .. 36,554 36,219
FW2428845.UP.FTS.B, 16.32%, 1/14/27 .. 8,687 1,250
L2429267.UP.FTS.B, 16.52%, 1/14/27 .... 8,232 8,132
FW2435527.UP.FTS.B, 16.65%, 1/14/27 .. 14,939 14,770
FW2430915.UP.FTS.B, 16.81%, 1/14/27 .. 8,840 8,739
L2429626.UP.FTS.B, 16.81%, 1/14/27 .... 3,286 3,249
L2434502.UP.FTS.B, 17.17%, 1/14/27 .... 13,789 12,955
L2435410.UP.FTS.B, 17.3%, 1/14/27 .... 10,186 9,578
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2432699.UP.FTS.B, 17.44%, 1/14/27 .... $ 4,531 $ 4,480
L2434046.UP.FTS.B, 17.57%, 1/14/27 .... 7,831 7,762
L2432494.UP.FTS.B, 18.24%, 1/14/27 .... 3,460 494
L2426379.UP.FTS.B, 19.1%, 1/14/27 .... 4,565 4,514
L2429755.UP.FTS.B, 19.15%, 1/14/27 .... 12,453 12,402
L2435425.UP.FTS.B, 19.56%, 1/14/27 .... 5,070 4,762
FW2428166.UP.FTS.B, 19.59%, 1/14/27 .. 10,570 324
FW2430438.UP.FTS.B, 20.15%, 1/14/27 .. 3,258 3,211
L2430606.UP.FTS.B, 20.16%, 1/14/27 .... 10,925 10,780
L2434674.UP.FTS.B, 20.19%, 1/14/27 .... 33,564 33,259
L2430735.UP.FTS.B, 20.49%, 1/14/27 .... 5,930 5,633
L2434166.UP.FTS.B, 20.69%, 1/14/27 .... 33,431 32,989
L2428990.UP.FTS.B, 21.05%, 1/14/27 .... 16,742 16,673
L2431627.UP.FTS.B, 21.05%, 1/14/27 .... 8,371 8,278
L2434076.UP.FTS.B, 21.06%, 1/14/27 .... 8,490 8,066
FW2431803.UP.FTS.B, 21.19%, 1/14/27 .. 3,267 3,223
L2435241.UP.FTS.B, 21.3%, 1/14/27 .... 6,162 6,104
L2433980.UP.FTS.B, 21.4%, 1/14/27 .... 3,353 3,309
L2429653.UP.FTS.B, 21.57%, 1/14/27 .... 5,689 849
L2434141.UP.FTS.B, 21.61%, 1/14/27 .... 3,273 3,230
L2433810.UP.FTS.B, 21.65%, 1/14/27 .... 15,121 14,982
L2434159.UP.FTS.B, 21.72%, 1/14/27 .... 1,260 1,255
L2432761.UP.FTS.B, 21.77%, 1/14/27 .... 2,099 2,076
L2434330.UP.FTS.B, 21.77%, 1/14/27 .... 7,557 7,473
L2432647.UP.FTS.B, 21.91%, 1/14/27 .... 3,029 2,985
L2433080.UP.FTS.B, 22.02%, 1/14/27 .... 13,281 13,227
L2433930.UP.FTS.B, 22.17%, 1/14/27 .... 9,083 9,046
L2428923.UP.FTS.B, 22.2%, 1/14/27 .... 9,206 8,744
L2433523.UP.FTS.B, 22.41%, 1/14/27 .... 11,808 11,741
L2433884.UP.FTS.B, 22.52%, 1/14/27 .... 4,200 4,144
L2432854.UP.FTS.B, 22.72%, 1/14/27 .... 10,116 9,982
L2432010.UP.FTS.B, 22.75%, 1/14/27 .... 25,297 25,194
FW2433245.UP.FTS.B, 22.87%, 1/14/27 .. 5,768 1,663
FW2434152.UP.FTS.B, 22.94%, 1/14/27 .. 13,584 13,528
FW2429090.UP.FTS.B, 23%, 1/14/27 .... 2,581 743
L2433122.UP.FTS.B, 23.25%, 1/14/27 .... 8,449 8,414
L2429502.UP.FTS.B, 23.45%, 1/14/27 .... 1,871 1,860
L2429998.UP.FTS.B, 23.47%, 1/14/27 .... 21,260 19,992
L2429608.UP.FTS.B, 24.17%, 1/14/27 .... 7,010 505
L2430627.UP.FTS.B, 24.59%, 1/14/27 .... 8,390 8,351
L2435514.UP.FTS.B, 24.62%, 1/14/27 .... 8,497 8,462
FW2434137.UP.FTS.B, 24.72%, 1/14/27 .. 24,122 23,987
L2429435.UP.FTS.B, 24.72%, 1/14/27 .... 10,199 10,065
L2429892.UP.FTS.B, 24.74%, 1/14/27 .... 1,615 1,608
L2430498.UP.FTS.B, 25.11%, 1/14/27 .... 936 932
L2432911.UP.FTS.B, 25.19%, 1/14/27 .... 4,533 4,511
L2434103.UP.FTS.B, 25.19%, 1/14/27 .... 1,022 1,017
L2429348.UP.FTS.B, 25.22%, 1/14/27 .... 4,425 1,283
L2428592.UP.FTS.B, 25.23%, 1/14/27 .... 2,129 2,101
L2431333.UP.FTS.B, 25.27%, 1/14/27 .... 973 964
L2434126.UP.FTS.B, 25.3%, 1/14/27 .... 2,347 167
L2432337.UP.FTS.B, 25.36%, 1/14/27 .... 11,003 10,875
L2428819.UP.FTS.B, 25.51%, 1/14/27 .... 7,929 7,897
L2430801.UP.FTS.B, 25.58%, 1/14/27 .... 621 44
L2429739.UP.FTS.B, 25.61%, 1/14/27 .... 2,269 2,255
L2430189.UP.FTS.B, 25.96%, 1/14/27 .... 5,473 5,445
L2434122.UP.FTS.B, 25.98%, 1/14/27 .... 3,407 3,362
FW2427919.UP.FTS.B, 26.2%, 1/14/27 ... 8,548 8,513

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2429601.UP.FTS.B, 26.35%, 1/14/27 .. $ 7,535 $ 7,160
FW2433321.UP.FTS.B, 26.46%, 1/14/27 .. 1,711 1,704
FW2430722.UP.FTS.B, 26.47%, 1/14/27 .. 10,097 10,056
FW2434298.UP.FTS.B, 26.5%, 1/14/27 ... 2,796 2,783
FW2433285.UP.FTS.B, 26.57%, 1/14/27 .. 6,597 6,558
FW2433372.UP.FTS.B, 26.59%, 1/14/27 .. 5,403 5,376
FW2428882.UP.FTS.B, 27.27%, 1/14/27 .. 5,142 5,121
FW2434057.UP.FTS.B, 27.5%, 1/14/27 ... 2,692 785
FW2430797.UP.FTS.B, 27.91%, 1/14/27 .. 20,289 19,283
FW2435389.UP.FTS.B, 28.43%, 1/14/27 .. 862 859
FW2435458.UP.FTS.B, 28.74%, 1/14/27 .. 4,261 4,240
FW2429440.UP.FTS.B, 28.89%, 1/14/27 .. 4,778 4,705
FW2429972.UP.FTS.B, 28.92%, 1/14/27 .. 1,727 1,720
FW2428964.UP.FTS.B, 29.05%, 1/14/27 .. 8,197 582
FW2432969.UP.FTS.B, 29.06%, 1/14/27 .. 8,640 8,605
FW2431137.UP.FTS.B, 29.79%, 1/14/27 .. 4,331 4,314
FW2435220.UP.FTS.B, 30.47%, 1/14/27 .. 2,648 2,634
FW2429314.UP.FTS.B, 30.55%, 1/14/27 .. 1,327 1,319
FW2431660.UP.FTS.B, 30.55%, 1/14/27 .. 10,192 10,133
FW2434437.UP.FTS.B, 30.78%, 1/14/27 .. 1,738 1,732
FW2432136.UP.FTS.B, 30.97%, 1/14/27 .. 1,025 1,020
FW2434353.UP.FTS.B, 30.98%, 1/14/27 .. 1,021 72
FW2425278.UP.FTS.B, 31%, 1/14/27 .... 1,066 1,050
FW2431224.UP.FTS.B, 31.01%, 1/14/27 .. 1,752 1,664
FW2429458.UP.FTS.B, 31.02%, 1/14/27 .. 1,472 102
FW2434725.UP.FTS.B, 31.06%, 1/14/27 .. 2,788 2,778
FW2431217.UP.FTS.B, 31.18%, 1/14/27 .. 5,136 5,116
FW2434470.UP.FTS.B, 31.22%, 1/14/27 .. 2,035 126
FW2431321.UP.FTS.B, 31.23%, 1/14/27 .. 2,446 173
FW2432104.UP.FTS.B, 31.23%, 1/14/27 .. 1,456 (10)
FW2430090.UP.FTS.B, 31.24%, 1/14/27 .. 509 501
FW2435248.UP.FTS.B, 31.26%, 1/14/27 .. 4,657 4,634
FW2434228.UP.FTS.B, 31.29%, 1/14/27 .. 3,128 217
FW2434302.UP.FTS.B, 31.74%, 1/14/27 .. 3,053 3,041
FW2430671.UP.FTS.B, 32%, 1/14/27 .... 1,902 283
FW2432424.UP.FTS.B, 32.08%, 1/14/27 .. 2,622 388
FW2430067.UP.FTS.B, 32.35%, 1/14/27 .. 4,283 4,266
FW2433366.UP.FTS.B, 32.7%, 1/14/27 ... 1,648 1,636
FW2435168.UP.FTS.B, 33.41%, 1/14/27 .. 1,584 466
FW2429192.UP.FTS.B, 34.62%, 1/14/27 .. 5,811 5,788
L2435572.UP.FTS.B, 5.11%, 1/18/27 ..... 6,188 6,145
L2437289.UP.FTS.B, 5.21%, 1/18/27 .... 15,472 15,366
L2438850.UP.FTS.B, 5.32%, 1/18/27 .... 10,217 10,134
FW2437117.UP.FTS.B, 5.57%, 1/18/27 ... 9,301 9,237
L2435960.UP.FTS.B, 5.66%, 1/18/27 .... 3,102 3,081
L2437744.UP.FTS.B, 5.82%, 1/18/27 .... 2,712 2,694
L2436076.UP.FTS.B, 6.4%, 1/18/27 ..... 7,789 7,736
L2436314.UP.FTS.B, 6.73%, 1/18/27 .... 6,591 6,545
L2437712.UP.FTS.B, 7.07%, 1/18/27 .... 4,433 4,402
L2436166.UP.FTS.B, 7.3%, 1/18/27 ..... 7,828 7,774
L2437375.UP.FTS.B, 7.41%, 1/18/27 .... 11,749 11,669
FW2435037.UP.FTS.B, 7.47%, 1/18/27 ... 10,874 10,786
FW2435774.UP.FTS.B, 7.71%, 1/18/27 ... 2,354 2,335
L2437526.UP.FTS.B, 8.11%, 1/18/27 ..... 4,246 4,212
L2435968.UP.FTS.B, 8.28%, 1/18/27 .... 39,348 39,030
L2437670.UP.FTS.B, 8.31%, 1/18/27 .... 3,930 3,898
L2435758.UP.FTS.B, 8.38%, 1/18/27 .... 5,118 5,077
FW2437100.UP.FTS.B, 8.44%, 1/18/27 ... 4,726 4,688
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2435979.UP.FTS.B, 8.48%, 1/18/27 ... $ 14,798 $ 1,996
L2438360.UP.FTS.B, 8.62%, 1/18/27 .... 13,397 13,288
FW2436679.UP.FTS.B, 8.8%, 1/18/27 .... 3,946 3,914
FW2436617.UP.FTS.B, 8.87%, 1/18/27 ... 4,385 320
L2436019.UP.FTS.B, 8.91%, 1/18/27 .... 4,343 4,308
FW2436236.UP.FTS.B, 9.07%, 1/18/27 ... 1,818 1,803
L2436597.UP.FTS.B, 9.15%, 1/18/27 .... 3,953 3,922
L2439024.UP.FTS.B, 9.19%, 1/18/27 .... 39,403 39,082
FW2437428.UP.FTS.B, 9.23%, 1/18/27 ... 3,305 3,278
FW2438526.UP.FTS.B, 9.32%, 1/18/27 ... 4,836 4,541
L2439293.UP.FTS.B, 9.38%, 1/18/27 .... 3,958 3,926
L2436825.UP.FTS.B, 9.41%, 1/18/27 .... 34,837 34,556
L2435641.UP.FTS.B, 9.42%, 1/18/27 .... 11,878 11,782
FW2437343.UP.FTS.B, 9.49%, 1/18/27 ... 4,753 4,714
L2437642.UP.FTS.B, 9.64%, 1/18/27 .... 989 980
L2436109.UP.FTS.B, 9.68%, 1/18/27 .... 39,498 39,176
L2438805.UP.FTS.B, 9.71%, 1/18/27 .... 9,120 9,047
L2438298.UP.FTS.B, 9.72%, 1/18/27 .... 11,905 11,805
L2438087.UP.FTS.B, 9.91%, 1/18/27 .... 37,310 37,010
L2405316.UP.FTS.B, 10.34%, 1/18/27 .... 1,579 1,564
L2435766.UP.FTS.B, 10.44%, 1/18/27 .... 9,154 9,081
L2435811.UP.FTS.B, 10.45%, 1/18/27 .... 32,568 30,582
L2435930.UP.FTS.B, 10.61%, 1/18/27 .... 717 689
FW2435900.UP.FTS.B, 11.42%, 1/18/27 .. 4,321 4,280
L2437164.UP.FTS.B, 11.6%, 1/18/27 ..... 4,805 4,760
L2437916.UP.FTS.B, 11.63%, 1/18/27 .... 4,005 3,968
L2435975.UP.FTS.B, 12.06%, 1/18/27 .... 4,954 4,655
L2431628.UP.FTS.B, 12.97%, 1/18/27 .... 12,094 11,981
L2437498.UP.FTS.B, 13%, 1/18/27 ...... 40,328 39,951
FW2436712.UP.FTS.B, 13.19%, 1/18/27 .. 22,604 22,392
L2436053.UP.FTS.B, 13.19%, 1/18/27 .... 36,327 35,987
L2435800.UP.FTS.B, 13.45%, 1/18/27 .... 1,406 1,387
FW2438200.UP.FTS.B, 13.65%, 1/18/27 .. 697 689
L2436944.UP.FTS.B, 13.68%, 1/18/27 .... 24,278 24,051
L2438233.UP.FTS.B, 13.97%, 1/18/27 .... 40,522 40,143
FW2435953.UP.FTS.B, 14.04%, 1/18/27 .. 2,837 2,811
FW2386556.UP.FTS.B, 14.67%, 1/18/27 .. 21,874 21,669
L2435828.UP.FTS.B, 15.11%, 1/18/27 .... 8,149 8,073
L2436170.UP.FTS.B, 15.51%, 1/18/27 .... 4,282 617
FW2437715.UP.FTS.B, 16.25%, 1/18/27 .. 20,336 20,098
L2436120.UP.FTS.B, 16.49%, 1/18/27 .... 2,461 2,433
FW2437419.UP.FTS.B, 16.93%, 1/18/27 .. 12,328 12,213
L2437345.UP.FTS.B, 17.3%, 1/18/27 .... 9,075 8,962
L2436235.UP.FTS.B, 19.1%, 1/18/27 .... 3,716 3,666
FW2433283.UP.FTS.B, 19.48%, 1/18/27 .. 4,155 4,107
L2431623.UP.FTS.B, 19.58%, 1/18/27 .... 32,114 31,746
L2437522.UP.FTS.B, 20.01%, 1/18/27 .... 1,250 1,233
L2436835.UP.FTS.B, 20.74%, 1/18/27 .... 12,540 12,490
L2437784.UP.FTS.B, 21.86%, 1/18/27 .... 8,465 1,246
L2438983.UP.FTS.B, 22.44%, 1/18/27 .... 33,283 33,128
L2438751.UP.FTS.B, 22.96%, 1/18/27 .... 5,043 5,021
L2438096.UP.FTS.B, 23.15%, 1/18/27 .... 1,959 74
L2436458.UP.FTS.B, 23.16%, 1/18/27 .... 1,677 1,670
L2435681.UP.FTS.B, 23.28%, 1/18/27 .... 1,708 1,622
FW2436112.UP.FTS.B, 23.4%, 1/18/27 ... 2,959 2,946
FW2436384.UP.FTS.B, 23.41%, 1/18/27 .. 6,986 503
L2436533.UP.FTS.B, 23.74%, 1/18/27 .... 10,158 10,116
L2435597.UP.FTS.B, 23.94%, 1/18/27 .... 4,402 314

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2439317.UP.FTS.B, 24.04%, 1/18/27 .... $ 859 $ 807
L2437454.UP.FTS.B, 24.13%, 1/18/27 .... 1,786 36
L2435765.UP.FTS.B, 24.15%, 1/18/27 .... 1,357 1,351
L2437360.UP.FTS.B, 24.68%, 1/18/27 .... 1,204 1,185
L2438451.UP.FTS.B, 24.73%, 1/18/27 .... 6,082 6,044
L2438797.UP.FTS.B, 24.88%, 1/18/27 .... 1,007 72
L2436225.UP.FTS.B, 25.02%, 1/18/27 .... 1,276 1,271
L2437383.UP.FTS.B, 25.04%, 1/18/27 .... 10,211 10,168
L2435949.UP.FTS.B, 25.18%, 1/18/27 .... 1,229 1,210
L2438923.UP.FTS.B, 25.2%, 1/18/27 .... 1,703 1,696
L2435111.UP.FTS.B, 25.27%, 1/18/27 .... 1,703 1,696
L2437834.UP.FTS.B, 25.39%, 1/18/27 .... 9,544 8,963
FW2437643.UP.FTS.B, 25.44%, 1/18/27 .. 15,307 15,239
L2435585.UP.FTS.B, 25.45%, 1/18/27 .... 1,089 1,080
L2435792.UP.FTS.B, 25.45%, 1/18/27 .... 2,131 2,102
L2435644.UP.FTS.B, 25.47%, 1/18/27 .... 10,739 10,694
L2435936.UP.FTS.B, 25.47%, 1/18/27 .... 1,705 1,697
L2436279.UP.FTS.B, 25.97%, 1/18/27 .... 3,375 3,355
FW2435607.UP.FTS.B, 26.08%, 1/18/27 .. 2,129 2,066
FW2439188.UP.FTS.B, 26.09%, 1/18/27 .. 7,547 7,475
FW2436593.UP.FTS.B, 26.2%, 1/18/27 ... 12,729 903
FW2437462.UP.FTS.B, 26.24%, 1/18/27 .. 42,747 42,563
FW2435944.UP.FTS.B, 26.26%, 1/18/27 .. 3,347 3,328
L2436823.UP.FTS.B, 26.4%, 1/18/27 .... 3,336 3,322
FW2435703.UP.FTS.B, 27.19%, 1/18/27 .. 1,287 1,270
FW2438660.UP.FTS.B, 27.49%, 1/18/27 .. 3,437 3,422
FW2436155.UP.FTS.B, 27.89%, 1/18/27 .. 7,939 7,539
FW2437301.UP.FTS.B, 28.28%, 1/18/27 .. 24,649 24,489
FW2436660.UP.FTS.B, 28.46%, 1/18/27 .. 3,454 3,433
FW2435922.UP.FTS.B, 28.48%, 1/18/27 .. 3,449 3,434
FW2435640.UP.FTS.B, 28.51%, 1/18/27 .. 4,450 4,224
FW2438088.UP.FTS.B, 28.61%, 1/18/27 .. 4,140 4,122
FW2435573.UP.FTS.B, 28.71%, 1/18/27 .. 8,208 7,798
FW2437152.UP.FTS.B, 29.32%, 1/18/27 .. 6,567 6,538
FW2438725.UP.FTS.B, 29.91%, 1/18/27 .. 5,594 395
FW2438349.UP.FTS.B, 30.51%, 1/18/27 .. 1,373 1,363
FW2436417.UP.FTS.B, 30.84%, 1/18/27 .. 5,216 5,193
FW2438913.UP.FTS.B, 30.85%, 1/18/27 .. 1,589 79
FW2437431.UP.FTS.B, 30.95%, 1/18/27 .. 1,559 1,552
FW2438777.UP.FTS.B, 30.99%, 1/18/27 .. 1,379 96
FW2437637.UP.FTS.B, 31.11%, 1/18/27 .. 1,480 1,473
FW2437597.UP.FTS.B, 31.16%, 1/18/27 .. 1,104 77
FW2435617.UP.FTS.B, 31.17%, 1/18/27 .. 5,056 5,015
FW2438645.UP.FTS.B, 31.19%, 1/18/27 .. 2,787 2,774
FW2437702.UP.FTS.B, 31.33%, 1/18/27 .. 876 862
FW2437284.UP.FTS.B, 31.34%, 1/18/27 .. 1,333 393
FW2438118.UP.FTS.B, 31.57%, 1/18/27 .. 7,148 7,115
FW2438330.UP.FTS.B, 31.74%, 1/18/27 .. 3,140 3,125
FW2437025.UP.FTS.B, 32.34%, 1/18/27 .. 4,249 641
L2604537.UP.FTS.B, 4.81%, 2/10/27 .... 17,166 17,049
L2607506.UP.FTS.B, 5.59%, 2/10/27 .... 39,533 39,264
FW2607187.UP.FTS.B, 7.26%, 2/10/27 ... 31,903 31,633
L2528315.UP.FTS.B, 7.51%, 2/10/27 .... 9,184 9,106
L2604772.UP.FTS.B, 7.89%, 2/10/27 .... 21,684 21,500
L2604123.UP.FTS.B, 8.47%, 2/10/27 .... 7,222 7,161
L2608785.UP.FTS.B, 8.52%, 2/10/27 .... 11,639 11,541
L2609006.UP.FTS.B, 8.83%, 2/10/27 .... 7,220 7,158
FW2594995.UP.FTS.B, 9.66%, 2/10/27 ... 23,410 23,213
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2607571.UP.FTS.B, 9.71%, 2/10/27 .... $ 16,148 $ 16,013
L2606288.UP.FTS.B, 9.78%, 2/10/27 .... 6,003 5,949
L2604523.UP.FTS.B, 10.02%, 2/10/27 .... 14,151 14,033
L2608678.UP.FTS.B, 11.38%, 2/10/27 .... 3,667 3,628
L2608808.UP.FTS.B, 11.45%, 2/10/27 .... 1,621 1,599
L2603278.UP.FTS.B, 11.56%, 2/10/27 .... 4,737 4,686
L2606699.UP.FTS.B, 11.87%, 2/10/27 .... 19,561 19,360
L2608120.UP.FTS.B, 12.12%, 2/10/27 .... 21,972 21,747
L2607500.UP.FTS.B, 12.17%, 2/10/27 .... 15,020 14,860
L2606144.UP.FTS.B, 12.19%, 2/10/27 .... 3,756 3,707
L2602160.UP.FTS.B, 13.05%, 2/10/27 .... 6,973 6,901
L2606798.UP.FTS.B, 13.38%, 2/10/27 .... 8,249 8,161
L2605310.UP.FTS.B, 13.4%, 2/10/27 .... 5,505 5,449
L2604725.UP.FTS.B, 13.41%, 2/10/27 .... 2,716 2,687
L2608712.UP.FTS.B, 13.54%, 2/10/27 .... 3,289 3,255
L2607120.UP.FTS.B, 13.67%, 2/10/27 .... 14,325 14,171
L2607960.UP.FTS.B, 13.74%, 2/10/27 .... 6,172 6,109
FW2604743.UP.FTS.B, 13.75%, 2/10/27 .. 10,698 10,589
L2581968.UP.FTS.B, 13.8%, 2/10/27 .... 9,064 8,969
FW2606882.UP.FTS.B, 13.95%, 2/10/27 .. 6,590 6,522
FW2605016.UP.FTS.B, 14.07%, 2/10/27 .. 13,276 956
L2560503.UP.FTS.B, 14.15%, 2/10/27 .... 20,611 20,401
FW2608211.UP.FTS.B, 14.17%, 2/10/27 .. 24,735 24,482
L2603024.UP.FTS.B, 14.31%, 2/10/27 .... 5,757 5,697
L2607639.UP.FTS.B, 14.65%, 2/10/27 .... 26,359 26,091
L2603034.UP.FTS.B, 14.68%, 2/10/27 .... 8,595 8,481
FW2606203.UP.FTS.B, 14.78%, 2/10/27 .. 2,646 2,619
FW2602616.UP.FTS.B, 14.79%, 2/10/27 .. 41,068 40,645
L2603660.UP.FTS.B, 14.88%, 2/10/27 .... 7,194 7,116
FW2608870.UP.FTS.B, 15.02%, 2/10/27 .. 12,372 12,244
FW2607554.UP.FTS.B, 15.11%, 2/10/27 .. 4,347 2,413
L2602863.UP.FTS.B, 15.13%, 2/10/27 .... 3,312 3,269
FW2602511.UP.FTS.B, 15.19%, 2/10/27 .. 23,358 23,120
L2605446.UP.FTS.B, 15.44%, 2/10/27 .... 3,648 3,600
L2599419.UP.FTS.B, 15.54%, 2/10/27 .... 14,933 14,736
L2608264.UP.FTS.B, 15.55%, 2/10/27 .... 20,741 20,468
L2606023.UP.FTS.B, 15.7%, 2/10/27 .... 3,321 3,287
L2602901.UP.FTS.B, 15.85%, 2/10/27 .... 6,374 6,284
L2609082.UP.FTS.B, 16.06%, 2/10/27 .... 17,533 17,354
L2609598.UP.FTS.B, 16.23%, 2/10/27 .... 12,481 12,316
L2603136.UP.FTS.B, 17.13%, 2/10/27 .... 16,708 16,488
L2606954.UP.FTS.B, 17.42%, 2/10/27 .... 2,927 2,889
FW2602895.UP.FTS.B, 17.44%, 2/10/27 .. 8,796 8,672
L2604751.UP.FTS.B, 17.73%, 2/10/27 .... 837 826
FW2609494.UP.FTS.B, 18.3%, 2/10/27 ... 4,197 4,142
FW2607843.UP.FTS.B, 18.35%, 2/10/27 .. 6,603 3,688
FW2606517.UP.FTS.B, 18.44%, 2/10/27 .. 6,788 6,695
FW2604508.UP.FTS.B, 18.54%, 2/10/27 .. 4,599 335
FW2603450.UP.FTS.B, 19.07%, 2/10/27 .. 10,021 9,889
FW2606893.UP.FTS.B, 19.31%, 2/10/27 .. 4,196 4,130
FW2604033.UP.FTS.B, 19.37%, 2/10/27 .. 8,262 8,134
FW2607400.UP.FTS.B, 19.48%, 2/10/27 .. 1,713 979
L2608142.UP.FTS.B, 19.78%, 2/10/27 .... 7,347 7,296
L2609196.UP.FTS.B, 20.26%, 2/10/27 .... 5,078 4,999
FW2608136.UP.FTS.B, 20.57%, 2/10/27 .. 3,625 260
L2607782.UP.FTS.B, 20.62%, 2/10/27 .... 2,671 2,647
L2604705.UP.FTS.B, 20.86%, 2/10/27 .... 6,011 437
L2607501.UP.FTS.B, 20.9%, 2/10/27 .... 5,090 5,055

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2580476.UP.FTS.B, 20.98%, 2/10/27 .... $ 2,249 $ 2,206
FW2607597.UP.FTS.B, 21.25%, 2/10/27 .. 1,869 1,840
L2604520.UP.FTS.B, 21.28%, 2/10/27 .... 819 808
FW2601053.UP.FTS.B, 21.37%, 2/10/27 .. 1,275 1,255
L2609346.UP.FTS.B, 21.52%, 2/10/27 .... 17,858 17,579
L2603922.UP.FTS.B, 21.73%, 2/10/27 .... 4,681 4,649
L2608576.UP.FTS.B, 21.77%, 2/10/27 .... 3,575 3,550
FW2603891.UP.FTS.B, 21.96%, 2/10/27 .. 14,558 2,125
L2608126.UP.FTS.B, 22.06%, 2/10/27 .... 4,117 4,083
L2607211.UP.FTS.B, 22.39%, 2/10/27 .... 2,567 2,545
FW2607078.UP.FTS.B, 22.55%, 2/10/27 .. 2,647 2,628
FW2608208.UP.FTS.B, 22.58%, 2/10/27 .. 9,393 9,327
L2604735.UP.FTS.B, 22.59%, 2/10/27 .... 15,746 15,497
L2602916.UP.FTS.B, 22.8%, 2/10/27 .... 4,191 301
L2602456.UP.FTS.B, 22.85%, 2/10/27 .... 6,838 6,790
L2608552.UP.FTS.B, 22.9%, 2/10/27 .... 2,565 2,547
L2608111.UP.FTS.B, 23.17%, 2/10/27 .... 13,779 13,682
FW2603295.UP.FTS.B, 23.18%, 2/10/27 .. 8,558 8,498
L2605681.UP.FTS.B, 23.22%, 2/10/27 .... 4,280 4,250
L2603641.UP.FTS.B, 23.37%, 2/10/27 .... 3,255 3,232
L2606964.UP.FTS.B, 23.53%, 2/10/27 .... 857 851
L2606750.UP.FTS.B, 23.58%, 2/10/27 .... 1,791 257
L2606747.UP.FTS.B, 23.7%, 2/10/27 .... 8,499 8,435
FW2609091.UP.FTS.B, 23.84%, 2/10/27 .. 4,339 2,564
L2604424.UP.FTS.B, 24.29%, 2/10/27 .... 8,452 8,381
L2604262.UP.FTS.B, 24.39%, 2/10/27 .... 4,299 4,268
FW2605000.UP.FTS.B, 24.47%, 2/10/27 .. 4,730 4,696
L2609347.UP.FTS.B, 24.63%, 2/10/27 .... 7,620 7,553
L2601898.UP.FTS.B, 24.69%, 2/10/27 .... 1,205 1,197
L2608693.UP.FTS.B, 24.99%, 2/10/27 .... 1,379 1,369
L2608510.UP.FTS.B, 25%, 2/10/27 ...... 1,723 1,711
L2605594.UP.FTS.B, 25.02%, 2/10/27 .... 2,413 2,396
L2603615.UP.FTS.B, 25.04%, 2/10/27 .... 19,114 18,851
L2603919.UP.FTS.B, 25.13%, 2/10/27 .... 975 574
L2603328.UP.FTS.B, 25.17%, 2/10/27 .... 862 856
FW2603122.UP.FTS.B, 25.21%, 2/10/27 .. 4,631 331
L2604053.UP.FTS.B, 25.25%, 2/10/27 .... 1,652 1,639
L2606928.UP.FTS.B, 25.27%, 2/10/27 .... 1,811 1,783
L2607974.UP.FTS.B, 25.3%, 2/10/27 .... 8,022 7,965
L2609551.UP.FTS.B, 25.3%, 2/10/27 .... 2,243 2,227
FW2604982.UP.FTS.B, 25.32%, 2/10/27 .. 13,100 7,750
FW2608965.UP.FTS.B, 25.39%, 2/10/27 .. 6,484 466
FW2609019.UP.FTS.B, 25.41%, 2/10/27 .. 4,730 4,696
L2572476.UP.FTS.B, 25.45%, 2/10/27 .... 12,155 12,068
L2608845.UP.FTS.B, 25.47%, 2/10/27 .... 2,934 208
L2609282.UP.FTS.B, 25.49%, 2/10/27 .... 5,899 22
L2608348.UP.FTS.B, 25.54%, 2/10/27 .... 5,181 5,145
L2603713.UP.FTS.B, 25.81%, 2/10/27 .... 2,995 2,972
FW2604813.UP.FTS.B, 25.83%, 2/10/27 .. 6,049 6,006
L2586417.UP.FTS.B, 25.9%, 2/10/27 .... 8,385 8,326
FW2609054.UP.FTS.B, 25.93%, 2/10/27 .. 8,764 5,188
FW2606426.UP.FTS.B, 26.19%, 2/10/27 .. 2,993 2,970
L2605322.UP.FTS.B, 26.41%, 2/10/27 .... 15,675 15,564
FW2604860.UP.FTS.B, 26.47%, 2/10/27 .. 4,764 4,730
FW2607306.UP.FTS.B, 26.66%, 2/10/27 .. 2,600 2,582
FW2608671.UP.FTS.B, 26.81%, 2/10/27 .. 8,965 5,324
FW2607888.UP.FTS.B, 27.06%, 2/10/27 .. 11,223 11,138
L2604862.UP.FTS.B, 27.57%, 2/10/27 .... 8,869 8,805
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2605155.UP.FTS.B, 27.62%, 2/10/27 .. $ 2,321 $ 348
FW2603425.UP.FTS.B, 27.81%, 2/10/27 .. 3,016 2,993
FW2607049.UP.FTS.B, 28.08%, 2/10/27 .. 1,655 1,643
FW2608113.UP.FTS.B, 28.22%, 2/10/27 .. 2,861 2,826
FW2605555.UP.FTS.B, 29.52%, 2/10/27 .. 2,013 1,999
FW2607032.UP.FTS.B, 29.66%, 2/10/27 .. 25,400 1,803
FW2602228.UP.FTS.B, 30.45%, 2/10/27 .. 6,636 254
FW2607282.UP.FTS.B, 30.52%, 2/10/27 .. 5,372 5,324
FW2607815.UP.FTS.B, 31.17%, 2/10/27 .. 2,218 2,199
FW2606754.UP.FTS.B, 31.29%, 2/10/27 .. 3,345 3,321
FW2606293.UP.FTS.B, 31.31%, 2/10/27 .. 4,402 4,370
FW2607854.UP.FTS.B, 31.49%, 2/10/27 .. 5,285 5,247
FW2602032.UP.FTS.B, 31.57%, 2/10/27 .. 4,710 2,810
FW2604730.UP.FTS.B, 31.73%, 2/10/27 .. 6,810 6,752
L2610465.UP.FTS.B, 5.18%, 2/11/27 ..... 19,724 19,590
L2612729.UP.FTS.B, 6.04%, 2/11/27 ..... 11,766 11,686
L2570795.UP.FTS.B, 6.48%, 2/11/27 ..... 7,945 7,892
L2610259.UP.FTS.B, 6.78%, 2/11/27 ..... 4,933 4,900
FW2614143.UP.FTS.B, 6.93%, 2/11/27 ... 3,185 3,163
L2588879.UP.FTS.B, 7.55%, 2/11/27 ..... 1,198 1,190
L2611556.UP.FTS.B, 8.27%, 2/11/27 ..... 7,420 7,349
L2610842.UP.FTS.B, 9.27%, 2/11/27 ..... 9,024 8,948
L2613434.UP.FTS.B, 9.37%, 2/11/27 ..... 12,071 11,969
L2610221.UP.FTS.B, 9.67%, 2/11/27 ..... 873 63
FW2610585.UP.FTS.B, 9.75%, 2/11/27 ... 20,161 19,993
L2614166.UP.FTS.B, 10.03%, 2/11/27 .... 2,830 2,807
L2611172.UP.FTS.B, 10.14%, 2/11/27 .... 2,427 2,403
FW2612347.UP.FTS.B, 10.88%, 2/11/27 .. 32,598 32,252
L2611011.UP.FTS.B, 11.03%, 2/11/27 .... 13,159 13,026
FW2613043.UP.FTS.B, 11.2%, 2/11/27 ... 10,409 10,304
L2610880.UP.FTS.B, 11.35%, 2/11/27 .... 8,138 8,056
L2615397.UP.FTS.B, 11.54%, 2/11/27 .... 5,702 5,644
L2615183.UP.FTS.B, 12.14%, 2/11/27 .... 9,802 9,703
FW2614588.UP.FTS.B, 12.34%, 2/11/27 .. 6,530 891
L2615652.UP.FTS.B, 12.4%, 2/11/27 ..... 3,435 3,400
FW2612477.UP.FTS.B, 12.41%, 2/11/27 .. 12,269 12,145
L2612452.UP.FTS.B, 12.6%, 2/11/27 ..... 9,005 8,914
L2614372.UP.FTS.B, 12.82%, 2/11/27 .... 13,268 13,134
L2614583.UP.FTS.B, 12.97%, 2/11/27 .... 9,020 8,929
FW2604554.UP.FTS.B, 13.07%, 2/11/27 .. 16,473 16,300
FW2615345.UP.FTS.B, 13.1%, 2/11/27 ... 8,418 8,323
L2615756.UP.FTS.B, 13.21%, 2/11/27 .... 3,813 3,773
L2614367.UP.FTS.B, 13.3%, 2/11/27 ..... 5,258 5,205
L2612579.UP.FTS.B, 13.46%, 2/11/27 .... 4,071 4,029
L2612166.UP.FTS.B, 13.67%, 2/11/27 .... 5,545 5,485
L2615304.UP.FTS.B, 13.86%, 2/11/27 .... 32,037 8,178
L2615143.UP.FTS.B, 13.89%, 2/11/27 .... 3,541 3,505
L2614922.UP.FTS.B, 13.97%, 2/11/27 .... 9,081 8,985
FW2612651.UP.FTS.B, 14.21%, 2/11/27 .. 20,267 20,058
L2612964.UP.FTS.B, 14.24%, 2/11/27 .... 9,897 9,798
L2614986.UP.FTS.B, 14.63%, 2/11/27 .... 4,131 4,090
L2613480.UP.FTS.B, 14.65%, 2/11/27 .... 9,756 9,655
L2615636.UP.FTS.B, 14.73%, 2/11/27 .... 23,353 23,038
L2612790.UP.FTS.B, 14.98%, 2/11/27 .... 13,075 12,944
L2612114.UP.FTS.B, 14.99%, 2/11/27 .... 7,117 7,046
L2614045.UP.FTS.B, 15.28%, 2/11/27 .... 4,972 4,922
L2615153.UP.FTS.B, 15.28%, 2/11/27 .... 9,943 9,815
L2610220.UP.FTS.B, 15.29%, 2/11/27 .... 6,629 6,543

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2610243.UP.FTS.B, 15.41%, 2/11/27 .... $ 7,626 $ 4,241
FW2615365.UP.FTS.B, 15.66%, 2/11/27 .. 7,885 7,806
L2539854.UP.FTS.B, 15.78%, 2/11/27 .... 3,737 3,689
FW2613396.UP.FTS.B, 15.97%, 2/11/27 .. 1,828 1,805
L2614929.UP.FTS.B, 16.21%, 2/11/27 .... 3,745 3,707
FW2612990.UP.FTS.B, 16.24%, 2/11/27 .. 7,907 7,804
L2611366.UP.FTS.B, 16.4%, 2/11/27 ..... 4,163 4,109
L2610647.UP.FTS.B, 16.52%, 2/11/27 .... 6,649 6,582
L2613656.UP.FTS.B, 16.55%, 2/11/27 .... 1,000 982
L2609633.UP.FTS.B, 17.1%, 2/11/27 ..... 4,594 4,523
L2611260.UP.FTS.B, 17.12%, 2/11/27 .... 17,709 17,477
L2613654.UP.FTS.B, 17.15%, 2/11/27 .... 6,787 6,698
L2612163.UP.FTS.B, 17.53%, 2/11/27 .... 2,822 1,570
FW2611103.UP.FTS.B, 17.75%, 2/11/27 .. 4,188 4,133
L2615159.UP.FTS.B, 17.82%, 2/11/27 .... 4,608 4,537
L2610018.UP.FTS.B, 17.84%, 2/11/27 .... 1,840 1,816
L2611326.UP.FTS.B, 18.28%, 2/11/27 .... 8,381 8,252
L2613884.UP.FTS.B, 18.39%, 2/11/27 .... 3,361 3,310
FW2610493.UP.FTS.B, 18.4%, 2/11/27 ... 1,039 1,020
L2605567.UP.FTS.B, 18.46%, 2/11/27 .... 4,537 4,478
FW2614597.UP.FTS.B, 18.7%, 2/11/27 ... 8,402 8,293
L2609725.UP.FTS.B, 18.91%, 2/11/27 .... 42,079 41,436
FW2609511.UP.FTS.B, 18.92%, 2/11/27 .. 10,996 10,846
FW2610980.UP.FTS.B, 18.94%, 2/11/27 .. 8,417 8,308
L2614124.UP.FTS.B, 18.99%, 2/11/27 .... 6,419 6,312
L2614413.UP.FTS.B, 19.06%, 2/11/27 .... 22,781 22,543
L2601501.UP.FTS.B, 19.21%, 2/11/27 .... 4,129 4,066
L2614334.UP.FTS.B, 19.21%, 2/11/27 .... 14,745 14,648
L2609505.UP.FTS.B, 19.3%, 2/11/27 ..... 1,602 1,586
FW2613564.UP.FTS.B, 19.34%, 2/11/27 .. 5,945 431
L2611253.UP.FTS.B, 19.34%, 2/11/27 .... 8,430 8,321
L2612816.UP.FTS.B, 19.36%, 2/11/27 .... 16,863 16,605
FW2611297.UP.FTS.B, 19.83%, 2/11/27 .. 12,802 12,630
L2600626.UP.FTS.B, 19.96%, 2/11/27 .... 42,583 41,899
L2612449.UP.FTS.B, 20.03%, 2/11/27 .... 8,436 8,306
FW2614605.UP.FTS.B, 20.34%, 2/11/27 .. 3,784 3,757
L2613825.UP.FTS.B, 20.6%, 2/11/27 ..... 2,069 2,036
L2609761.UP.FTS.B, 20.76%, 2/11/27 .... 4,239 4,211
L2615540.UP.FTS.B, 20.79%, 2/11/27 .... 5,088 5,010
L2610020.UP.FTS.B, 20.86%, 2/11/27 .... 5,089 5,055
L2612113.UP.FTS.B, 20.93%, 2/11/27 .... 7,224 7,111
L2613671.UP.FTS.B, 21.11%, 2/11/27 .... 7,245 7,187
FW2612614.UP.FTS.B, 21.12%, 2/11/27 .. 8,321 8,265
FW2612937.UP.FTS.B, 21.48%, 2/11/27 .. 21,253 21,112
L2612062.UP.FTS.B, 21.51%, 2/11/27 .... 1,582 1,557
L2611316.UP.FTS.B, 21.54%, 2/11/27 .... 17,014 16,901
L2611816.UP.FTS.B, 21.62%, 2/11/27 .... 2,552 2,535
L2605257.UP.FTS.B, 21.7%, 2/11/27 ..... 851 846
L2615221.UP.FTS.B, 21.7%, 2/11/27 ..... 8,510 8,454
L2610270.UP.FTS.B, 21.86%, 2/11/27 .... 5,322 785
L2615421.UP.FTS.B, 22.2%, 2/11/27 ..... 9,295 9,171
FW2611510.UP.FTS.B, 22.45%, 2/11/27 .. 9,319 9,242
L2612478.UP.FTS.B, 22.55%, 2/11/27 .... 1,366 1,357
L2610047.UP.FTS.B, 22.57%, 2/11/27 .... 2,732 2,714
L2610189.UP.FTS.B, 23.14%, 2/11/27 .... 9,170 9,105
L2612720.UP.FTS.B, 23.21%, 2/11/27 .... 856 843
L2614552.UP.FTS.B, 23.24%, 2/11/27 .... 4,667 4,632
L2612674.UP.FTS.B, 23.33%, 2/11/27 .... 1,693 1,681
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2613747.UP.FTS.B, 23.43%, 2/11/27 .. $ 8,563 $ 8,506
L2611969.UP.FTS.B, 23.47%, 2/11/27 .... 3,438 3,410
L2610518.UP.FTS.B, 23.54%, 2/11/27 .... 26,139 25,964
L2611149.UP.FTS.B, 23.94%, 2/11/27 .... 17,165 17,050
L2579723.UP.FTS.B, 23.99%, 2/11/27 .... 12,877 12,790
L2615317.UP.FTS.B, 24.12%, 2/11/27 .... 6,441 6,358
L2614419.UP.FTS.B, 24.18%, 2/11/27 .... 2,405 2,389
L2612809.UP.FTS.B, 24.27%, 2/11/27 .... 1,203 1,195
FW2611588.UP.FTS.B, 24.58%, 2/11/27 .. 8,390 8,324
L2613285.UP.FTS.B, 24.59%, 2/11/27 .... 5,914 5,841
FW2611057.UP.FTS.B, 24.84%, 2/11/27 .. 21,839 366
FW2610552.UP.FTS.B, 24.93%, 2/11/27 .. 3,445 3,422
L2613569.UP.FTS.B, 25.13%, 2/11/27 .... 862 856
L2610541.UP.FTS.B, 25.14%, 2/11/27 .... 862 849
FW2613750.UP.FTS.B, 25.19%, 2/11/27 .. 2,242 2,207
L2613208.UP.FTS.B, 25.22%, 2/11/27 .... 1,293 1,285
L2612096.UP.FTS.B, 25.23%, 2/11/27 .... 1,725 1,713
L2613943.UP.FTS.B, 25.28%, 2/11/27 .... 3,364 3,341
FW2613609.UP.FTS.B, 25.31%, 2/11/27 .. 8,626 8,493
L2608705.UP.FTS.B, 25.34%, 2/11/27 .... 9,921 9,855
FW2609818.UP.FTS.B, 25.35%, 2/11/27 .. 1,483 1,470
L2612020.UP.FTS.B, 25.35%, 2/11/27 .... 691 682
FW2614897.UP.FTS.B, 25.36%, 2/11/27 .. 2,933 2,914
L2614702.UP.FTS.B, 25.37%, 2/11/27 .... 3,733 3,704
L2614470.UP.FTS.B, 25.38%, 2/11/27 .... 8,803 1,296
L2611708.UP.FTS.B, 25.41%, 2/11/27 .... 6,126 6,081
L2611511.UP.FTS.B, 25.43%, 2/11/27 .... 5,520 5,476
L2612279.UP.FTS.B, 25.43%, 2/11/27 .... 10,949 10,875
L2613393.UP.FTS.B, 25.43%, 2/11/27 .... 1,294 1,286
L2610473.UP.FTS.B, 25.47%, 2/11/27 .... 3,280 3,258
L2611698.UP.FTS.B, 25.48%, 2/11/27 .... 1,208 1,200
L2615261.UP.FTS.B, 25.48%, 2/11/27 .... 2,043 2,021
L2611590.UP.FTS.B, 25.53%, 2/11/27 .... 6,427 1,865
L2615219.UP.FTS.B, 25.79%, 2/11/27 .... 9,332 9,269
L2613952.UP.FTS.B, 25.83%, 2/11/27 .... 3,974 2,357
FW2614021.UP.FTS.B, 25.84%, 2/11/27 .. 9,568 1,406
L2610715.UP.FTS.B, 26.1%, 2/11/27 ..... 12,979 12,780
L2612621.UP.FTS.B, 26.12%, 2/11/27 .... 5,111 5,070
FW2612923.UP.FTS.B, 26.13%, 2/11/27 .. 4,325 4,296
L2611604.UP.FTS.B, 26.15%, 2/11/27 .... 4,326 4,297
L2611846.UP.FTS.B, 26.23%, 2/11/27 .... 15,940 2,394
FW2611751.UP.FTS.B, 26.28%, 2/11/27 .. 3,248 233
FW2608384.UP.FTS.B, 26.32%, 2/11/27 .. 4,328 4,299
L2611375.UP.FTS.B, 26.37%, 2/11/27 .... 866 860
FW2611559.UP.FTS.B, 26.48%, 2/11/27 .. 3,042 3,017
FW2612288.UP.FTS.B, 26.6%, 2/11/27 ... 8,666 8,607
L2614297.UP.FTS.B, 26.71%, 2/11/27 .... 3,430 3,404
FW2610030.UP.FTS.B, 27.01%, 2/11/27 .. 3,082 3,054
FW2611293.UP.FTS.B, 27.26%, 2/11/27 .. 4,293 4,261
FW2615414.UP.FTS.B, 27.43%, 2/11/27 .. 4,867 4,834
FW2614602.UP.FTS.B, 27.68%, 2/11/27 .. 17,411 17,219
FW2609816.UP.FTS.B, 27.78%, 2/11/27 .. 12,804 12,699
FW2615245.UP.FTS.B, 27.79%, 2/11/27 .. 6,961 6,913
FW2615845.UP.FTS.B, 27.84%, 2/11/27 .. 8,338 587
FW2612642.UP.FTS.B, 27.88%, 2/11/27 .. 1,821 1,805
FW2613189.UP.FTS.B, 27.88%, 2/11/27 .. 26,119 25,942
FW2613392.UP.FTS.B, 27.98%, 2/11/27 .. 10,448 10,377
FW2614513.UP.FTS.B, 28.27%, 2/11/27 .. 1,394 1,385

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2614302.UP.FTS.B, 28.4%, 2/11/27 ... $ 8,492 $ 1,252
FW2608240.UP.FTS.B, 28.43%, 2/11/27 .. 9,593 9,528
FW2608822.UP.FTS.B, 28.45%, 2/11/27 .. 7,462 7,403
FW2575001.UP.FTS.B, 28.46%, 2/11/27 .. 1,883 281
FW2614134.UP.FTS.B, 28.75%, 2/11/27 .. 8,730 8,670
FW2615423.UP.FTS.B, 28.85%, 2/11/27 .. 13,107 13,017
FW2614677.UP.FTS.B, 28.98%, 2/11/27 .. 4,791 4,758
FW2612178.UP.FTS.B, 28.99%, 2/11/27 .. 2,265 2,224
FW2612243.UP.FTS.B, 29.25%, 2/11/27 .. 1,566 1,555
FW2612629.UP.FTS.B, 29.49%, 2/11/27 .. 718 705
FW2615061.UP.FTS.B, 29.68%, 2/11/27 .. 1,753 1,741
FW2610875.UP.FTS.B, 29.89%, 2/11/27 .. 7,561 536
FW2611777.UP.FTS.B, 30.11%, 2/11/27 .. 2,737 (24)
FW2611171.UP.FTS.B, 30.34%, 2/11/27 .. 1,755 1,743
FW2611548.UP.FTS.B, 30.39%, 2/11/27 .. 1,229 1,220
FW2613551.UP.FTS.B, 30.41%, 2/11/27 .. 1,817 529
FW2609716.UP.FTS.B, 30.54%, 2/11/27 .. 1,493 1,483
FW2613443.UP.FTS.B, 30.65%, 2/11/27 .. 817 809
FW2607135.UP.FTS.B, 30.71%, 2/11/27 .. 2,372 2,356
FW2615716.UP.FTS.B, 30.71%, 2/11/27 .. 2,372 2,356
FW2614995.UP.FTS.B, 30.8%, 2/11/27 ... 168 165
FW2606538.UP.FTS.B, 30.84%, 2/11/27 .. 879 873
FW2610775.UP.FTS.B, 30.87%, 2/11/27 .. 1,231 1,222
FW2611696.UP.FTS.B, 30.9%, 2/11/27 ... 1,758 1,746
FW2612001.UP.FTS.B, 30.9%, 2/11/27 ... 2,196 2,181
FW2537180.UP.FTS.B, 30.91%, 2/11/27 .. 1,195 (11)
FW2609619.UP.FTS.B, 30.92%, 2/11/27 .. 2,496 2,474
FW2615294.UP.FTS.B, 30.92%, 2/11/27 .. 967 960
FW2610795.UP.FTS.B, 30.98%, 2/11/27 .. 967 961
FW2609734.UP.FTS.B, 31%, 2/11/27 .... 1,149 1,140
FW2612663.UP.FTS.B, 31.02%, 2/11/27 .. 2,992 2,972
FW2610734.UP.FTS.B, 31.08%, 2/11/27 .. 1,251 363
FW2609546.UP.FTS.B, 31.1%, 2/11/27 ... 1,056 1,048
FW2611533.UP.FTS.B, 31.12%, 2/11/27 .. 3,749 3,714
FW2610616.UP.FTS.B, 31.16%, 2/11/27 .. 9,464 1,382
FW2614591.UP.FTS.B, 31.17%, 2/11/27 .. 1,088 (20)
FW2611339.UP.FTS.B, 31.23%, 2/11/27 .. 2,394 346
FW2613645.UP.FTS.B, 31.4%, 2/11/27 ... 1,588 1,570
FW2610773.UP.FTS.B, 31.41%, 2/11/27 .. 12,679 12,592
FW2611159.UP.FTS.B, 31.78%, 2/11/27 .. 5,693 5,650
FW2612349.UP.FTS.B, 31.97%, 2/11/27 .. 5,822 5,781
FW2610510.UP.FTS.B, 33.6%, 2/11/27 ... 1,507 1,497
FW2613644.UP.FTS.B, 33.97%, 2/11/27 .. 6,587 454
FW2614310.UP.FTS.B, 33.97%, 2/11/27 .. 1,930 1,915
FW2610903.UP.FTS.B, 34.14%, 2/11/27 .. 19,119 18,973
FW2615534.UP.FTS.B, 34.51%, 2/11/27 .. 4,355 4,325
L2617298.UP.FTS.B, 5.1%, 2/14/27 ..... 8,675 8,615
L2618466.UP.FTS.B, 5.11%, 2/14/27 ..... 18,140 18,015
L2617141.UP.FTS.B, 5.84%, 2/14/27 .... 5,999 5,957
L2616590.UP.FTS.B, 7.87%, 2/14/27 .... 21,199 21,020
FW2617554.UP.FTS.B, 9.01%, 2/14/27 ... 3,529 3,498
L2616809.UP.FTS.B, 11.55%, 2/14/27 .... 4,873 4,823
L2618109.UP.FTS.B, 12.08%, 2/14/27 .... 27,900 26,190
L2616387.UP.FTS.B, 12.27%, 2/14/27 .... 5,722 5,663
L2618980.UP.FTS.B, 12.97%, 2/14/27 .... 13,941 13,799
L2617640.UP.FTS.B, 13%, 2/14/27 ...... 12,074 11,937
FW2616181.UP.FTS.B, 13.1%, 2/14/27 ... 5,362 5,305
L2616333.UP.FTS.B, 13.75%, 2/14/27 .... 28,807 28,513
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2617800.UP.FTS.B, 13.82%, 2/14/27 .... $ 4,377 $ 4,330
L2617493.UP.FTS.B, 13.84%, 2/14/27 .... 17,794 17,612
L2615653.UP.FTS.B, 14.07%, 2/14/27 .... 2,456 2,431
L2618908.UP.FTS.B, 14.12%, 2/14/27 .... 24,041 23,786
L2610061.UP.FTS.B, 14.43%, 2/14/27 .... 20,640 20,429
FW2616422.UP.FTS.B, 14.55%, 2/14/27 .. 4,460 4,415
L2616226.UP.FTS.B, 14.8%, 2/14/27 .... 4,962 4,898
L2615988.UP.FTS.B, 15.04%, 2/14/27 .... 11,285 1,618
L2617062.UP.FTS.B, 15.98%, 2/14/27 .... 6,234 6,170
L2616432.UP.FTS.B, 16.81%, 2/14/27 .... 6,673 6,587
FW2616510.UP.FTS.B, 17.3%, 2/14/27 ... 3,845 3,787
FW2616193.UP.FTS.B, 17.47%, 2/14/27 .. 1,255 1,238
L2617103.UP.FTS.B, 18.14%, 2/14/27 .... 6,292 6,196
L2616245.UP.FTS.B, 18.36%, 2/14/27 .... 16,687 16,466
L2616168.UP.FTS.B, 18.99%, 2/14/27 .... 11,786 11,607
L2616269.UP.FTS.B, 19.1%, 2/14/27 .... 21,021 20,700
L2616072.UP.FTS.B, 19.58%, 2/14/27 .... 3,455 3,402
L2616722.UP.FTS.B, 19.8%, 2/14/27 .... 4,899 4,867
L2616852.UP.FTS.B, 19.82%, 2/14/27 .... 5,913 5,823
L2616174.UP.FTS.B, 20.55%, 2/14/27 .... 1,183 1,165
FW2618465.UP.FTS.B, 20.69%, 2/14/27 .. 8,492 8,377
FW2615937.UP.FTS.B, 21.82%, 2/14/27 .. 8,505 8,449
L2616825.UP.FTS.B, 22.66%, 2/14/27 .... 4,954 4,922
L2618824.UP.FTS.B, 22.89%, 2/14/27 .... 3,963 286
FW2617069.UP.FTS.B, 23.16%, 2/14/27 .. 25,693 25,525
FW2616143.UP.FTS.B, 23.3%, 2/14/27 ... 6,018 336
L2617672.UP.FTS.B, 23.43%, 2/14/27 .... 6,853 6,807
L2616450.UP.FTS.B, 23.7%, 2/14/27 .... 8,575 8,462
L2615942.UP.FTS.B, 23.87%, 2/14/27 .... 15,873 15,767
L2616204.UP.FTS.B, 24.08%, 2/14/27 .... 3,613 64
L2617402.UP.FTS.B, 24.27%, 2/14/27 .... 2,986 2,939
L2612509.UP.FTS.B, 24.31%, 2/14/27 .... 5,157 5,122
L2616368.UP.FTS.B, 24.5%, 2/14/27 .... 9,288 9,226
FW2616861.UP.FTS.B, 24.71%, 2/14/27 .. 4,523 70
L2617237.UP.FTS.B, 25.14%, 2/14/27 .... 3,966 3,904
L2616717.UP.FTS.B, 25.42%, 2/14/27 .... 2,157 2,143
L2617627.UP.FTS.B, 25.47%, 2/14/27 .... 1,467 1,457
L2616342.UP.FTS.B, 25.49%, 2/14/27 .... 1,793 267
L2615878.UP.FTS.B, 25.5%, 2/14/27 .... 7,331 7,275
L2617283.UP.FTS.B, 25.65%, 2/14/27 .... 4,837 4,804
L2617648.UP.FTS.B, 25.74%, 2/14/27 .... 8,632 8,567
FW2617973.UP.FTS.B, 26.17%, 2/14/27 .. 6,576 6,531
L2616653.UP.FTS.B, 26.28%, 2/14/27 .... 3,070 11
FW2617548.UP.FTS.B, 27.57%, 2/14/27 .. 4,546 4,465
FW2616127.UP.FTS.B, 27.61%, 2/14/27 .. 3,478 3,454
FW2617029.UP.FTS.B, 27.81%, 2/14/27 .. 1,907 134
FW2616788.UP.FTS.B, 28.08%, 2/14/27 .. 10,637 10,564
FW2617614.UP.FTS.B, 28.35%, 2/14/27 .. 18,074 5,293
FW2618814.UP.FTS.B, 28.99%, 2/14/27 .. 5,744 5,444
FW2616093.UP.FTS.B, 29.88%, 2/14/27 .. 6,293 5,955
FW2617595.UP.FTS.B, 30.34%, 2/14/27 .. 1,762 1,747
FW2616525.UP.FTS.B, 30.65%, 2/14/27 .. 6,080 429
FW2617952.UP.FTS.B, 30.8%, 2/14/27 ... 1,123 79
FW2618539.UP.FTS.B, 30.94%, 2/14/27 .. 5,272 5,234
FW2618159.UP.FTS.B, 31.09%, 2/14/27 .. 5,388 5,343
FW2616218.UP.FTS.B, 31.14%, 2/14/27 .. 1,144 1,136
FW2616908.UP.FTS.B, 31.23%, 2/14/27 .. 4,576 4,543
FW2618241.UP.FTS.B, 31.49%, 2/14/27 .. 7,927 7,870

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1716066.UP.FTS.B, 21%, 2/15/27 ...... $ 2,144 $ 598
L1717984.UP.FTS.B, 22.49%, 2/15/27 .... 3,005 216
L1716537.UP.FTS.B, 25.41%, 2/15/27 .... 1,676 1,658
L1712773.UP.FTS.B, 26.27%, 2/15/27 .... 2,888 2,748
FW2617490.UP.FTS.B, 27.91%, 2/21/27 .. 28,004 27,820
FW2612944.UP.FTS.B, 29.57%, 2/24/27 .. 6,478 6,433
FW1887715.UP.FTS.B, 13.02%, 3/20/27 .. 7,140 6,714
L1884335.UP.FTS.B, 22.8%, 3/20/27 .... 11,867 11,761
FW1884837.UP.FTS.B, 25.6%, 3/20/27 ... 30,498 30,514
FW1886213.UP.FTS.B, 26.39%, 3/20/27 .. 6,534 989
FW1884398.UP.FTS.B, 30.02%, 3/20/27 .. 4,591 4,576
FW1884144.UP.FTS.B, 31.17%, 3/20/27 .. 21,697 (1,727)
FW1884662.UP.FTS.B, 31.19%, 3/20/27 .. 2,414 2,410
FW2949972.UP.FTS.B, 5.25%, 4/14/27 ... 4,923 4,893
L2949814.UP.FTS.B, 5.88%, 4/14/27 .... 7,014 6,970
L2950297.UP.FTS.B, 6.09%, 4/14/27 .... 3,541 3,520
L2949364.UP.FTS.B, 6.36%, 4/14/27 .... 1,814 1,803
L2949121.UP.FTS.B, 6.79%, 4/14/27 .... 14,127 14,044
L2950010.UP.FTS.B, 6.8%, 4/14/27 ..... 5,783 5,749
L2949215.UP.FTS.B, 6.84%, 4/14/27 .... 15,948 15,854
L2951687.UP.FTS.B, 7.49%, 4/14/27 .... 11,603 11,535
L2951012.UP.FTS.B, 7.81%, 4/14/27 .... 9,912 9,854
L2951121.UP.FTS.B, 7.86%, 4/14/27 ..... 13,464 13,357
L2949243.UP.FTS.B, 7.9%, 4/14/27 ..... 5,313 5,283
L2950930.UP.FTS.B, 9.09%, 4/14/27 .... 5,341 5,300
L2949685.UP.FTS.B, 9.14%, 4/14/27 .... 3,339 3,313
L2949220.UP.FTS.B, 9.21%, 4/14/27 .... 6,788 6,733
L2949833.UP.FTS.B, 9.25%, 4/14/27 .... 18,121 17,983
L2949108.UP.FTS.B, 9.33%, 4/14/27 .... 13,449 13,347
FW2951315.UP.FTS.B, 9.91%, 4/14/27 ... 5,360 5,318
L2951245.UP.FTS.B, 9.94%, 4/14/27 .... 8,376 8,311
L2950563.UP.FTS.B, 10.38%, 4/14/27 .... 8,322 606
L2949486.UP.FTS.B, 10.53%, 4/14/27 .... 21,015 20,854
L2934626.UP.FTS.B, 10.81%, 4/14/27 .... 5,868 5,812
FW2951659.UP.FTS.B, 10.85%, 4/14/27 .. 7,232 7,159
L2948956.UP.FTS.B, 10.94%, 4/14/27 .... 22,457 22,231
L2951595.UP.FTS.B, 10.95%, 4/14/27 .... 5,383 5,329
L2950964.UP.FTS.B, 11.19%, 4/14/27 .... 8,397 8,315
L2950306.UP.FTS.B, 11.59%, 4/14/27 .... 20,525 20,320
L2928558.UP.FTS.B, 11.88%, 4/14/27 .... 9,035 8,945
FW2950525.UP.FTS.B, 11.91%, 4/14/27 .. 42,239 41,819
L2950021.UP.FTS.B, 11.97%, 4/14/27 .... 8,446 8,362
L2944042.UP.FTS.B, 12.19%, 4/14/27 .... 15,556 15,401
L2942764.UP.FTS.B, 12.22%, 4/14/27 .... 11,414 11,305
L2950992.UP.FTS.B, 12.3%, 4/14/27 .... 10,698 10,619
L2950027.UP.FTS.B, 12.33%, 4/14/27 .... 36,373 36,012
L2950333.UP.FTS.B, 12.69%, 4/14/27 .... 3,389 3,355
FW2951712.UP.FTS.B, 12.87%, 4/14/27 .. 4,463 4,409
L2951152.UP.FTS.B, 13.05%, 4/14/27 .... 22,611 3,136
FW2948780.UP.FTS.B, 13.13%, 4/14/27 .. 12,729 12,604
L2949635.UP.FTS.B, 13.18%, 4/14/27 .... 3,310 3,278
L2948733.UP.FTS.B, 13.2%, 4/14/27 .... 5,942 5,883
FW2949810.UP.FTS.B, 13.53%, 4/14/27 .. 10,795 10,688
L2950093.UP.FTS.B, 13.53%, 4/14/27 .... 1,700 1,683
FW2949125.UP.FTS.B, 13.6%, 4/14/27 ... 3,656 3,620
L2951842.UP.FTS.B, 13.62%, 4/14/27 .... 38,006 37,647
L2950742.UP.FTS.B, 13.63%, 4/14/27 .... 8,503 8,419
L2951001.UP.FTS.B, 14.01%, 4/14/27 .... 7,249 7,179
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2951854.UP.FTS.B, 14.02%, 4/14/27 .. $ 16,181 $ 16,022
L2950227.UP.FTS.B, 14.3%, 4/14/27 .... 7,247 7,176
L2949763.UP.FTS.B, 14.31%, 4/14/27 .... 5,539 5,487
FW2951175.UP.FTS.B, 14.6%, 4/14/27 ... 1,878 1,860
L2949275.UP.FTS.B, 14.68%, 4/14/27 .... 3,242 3,212
FW2949070.UP.FTS.B, 14.69%, 4/14/27 .. 22,820 22,602
L2949907.UP.FTS.B, 14.84%, 4/14/27 .... 3,246 3,216
FW2949368.UP.FTS.B, 15%, 4/14/27 .... 2,394 2,362
L2949507.UP.FTS.B, 15.04%, 4/14/27 .... 9,424 9,333
L2948932.UP.FTS.B, 15.2%, 4/14/27 .... 1,283 1,271
FW2949221.UP.FTS.B, 15.23%, 4/14/27 .. 9,315 621
L2951339.UP.FTS.B, 15.29%, 4/14/27 .... 14,938 14,034
FW2950466.UP.FTS.B, 15.31%, 4/14/27 .. 1,433 1,419
L2951714.UP.FTS.B, 15.35%, 4/14/27 .... 11,899 11,784
L2950927.UP.FTS.B, 15.36%, 4/14/27 .... 3,253 3,221
L2949017.UP.FTS.B, 15.76%, 4/14/27 .... 2,059 2,039
L2950524.UP.FTS.B, 15.81%, 4/14/27 .... 3,233 3,036
FW2949910.UP.FTS.B, 15.84%, 4/14/27 .. 8,495 8,382
L2950042.UP.FTS.B, 16.06%, 4/14/27 .... 1,459 1,441
L2949733.UP.FTS.B, 16.07%, 4/14/27 .... 2,720 2,694
L2950095.UP.FTS.B, 16.16%, 4/14/27 .... 17,691 4,545
FW2946278.UP.FTS.B, 16.33%, 4/14/27 .. 11,942 11,788
L2949405.UP.FTS.B, 16.41%, 4/14/27 .... 17,189 17,030
L2949640.UP.FTS.B, 16.6%, 4/14/27 .... 3,501 3,287
L2949916.UP.FTS.B, 16.64%, 4/14/27 .... 21,505 21,298
L2951791.UP.FTS.B, 16.65%, 4/14/27 .... 7,400 7,329
L2948755.UP.FTS.B, 16.72%, 4/14/27 .... 7,486 7,387
FW2950896.UP.FTS.B, 16.97%, 4/14/27 .. 8,879 8,345
L2950072.UP.FTS.B, 17.03%, 4/14/27 .... 4,306 4,252
FW2951535.UP.FTS.B, 17.04%, 4/14/27 .. 17,402 17,172
L2951449.UP.FTS.B, 17.19%, 4/14/27 .... 25,496 25,257
FW2948748.UP.FTS.B, 17.23%, 4/14/27 .. 4,310 4,254
L2948803.UP.FTS.B, 17.33%, 4/14/27 .... 3,765 3,717
L2949925.UP.FTS.B, 17.43%, 4/14/27 .... 8,627 8,519
L2951584.UP.FTS.B, 17.47%, 4/14/27 .... 6,168 6,076
L2950883.UP.FTS.B, 17.71%, 4/14/27 .... 12,918 12,798
L2951624.UP.FTS.B, 17.77%, 4/14/27 .... 18,878 17,727
FW2949561.UP.FTS.B, 17.84%, 4/14/27 .. 18,144 17,857
L2951172.UP.FTS.B, 17.98%, 4/14/27 .... 10,373 10,218
L2951603.UP.FTS.B, 18.15%, 4/14/27 .... 33,073 32,631
L2950543.UP.FTS.B, 18.25%, 4/14/27 .... 4,586 4,543
L2950603.UP.FTS.B, 18.38%, 4/14/27 .... 18,441 18,198
L2950280.UP.FTS.B, 18.73%, 4/14/27 .... 3,787 3,739
FW2950372.UP.FTS.B, 18.88%, 4/14/27 .. 7,892 7,789
FW2951515.UP.FTS.B, 19.12%, 4/14/27 .. 15,373 1,109
L2950089.UP.FTS.B, 19.5%, 4/14/27 .... 10,489 9,850
L2949923.UP.FTS.B, 19.64%, 4/14/27 .... 870 858
L2948840.UP.FTS.B, 19.72%, 4/14/27 .... 13,032 12,836
L2951216.UP.FTS.B, 19.73%, 4/14/27 .... 2,001 1,969
L2948841.UP.FTS.B, 20.18%, 4/14/27 .... 2,875 2,832
L2950334.UP.FTS.B, 20.22%, 4/14/27 .... 3,818 3,770
L2949824.UP.FTS.B, 20.3%, 4/14/27 .... 1,918 1,894
L2947365.UP.FTS.B, 20.51%, 4/14/27 .... 17,096 16,885
L2951305.UP.FTS.B, 20.52%, 4/14/27 .... 3,228 3,177
L2950858.UP.FTS.B, 20.56%, 4/14/27 .... 4,349 4,309
L2951820.UP.FTS.B, 20.59%, 4/14/27 .... 28,094 27,729
L2948718.UP.FTS.B, 20.71%, 4/14/27 .... 7,773 2,240
FW2950639.UP.FTS.B, 20.74%, 4/14/27 .. 1,920 1,895

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2949198.UP.FTS.B, 20.86%, 4/14/27 .... $ 5,742 $ 5,656
FW2949268.UP.FTS.B, 20.97%, 4/14/27 .. 3,844 3,787
FW2951370.UP.FTS.B, 20.97%, 4/14/27 .. 8,767 8,631
L2949973.UP.FTS.B, 20.99%, 4/14/27 .... 5,242 5,160
FW2949197.UP.FTS.B, 21%, 4/14/27 .... 1,932 44
L2951029.UP.FTS.B, 21.05%, 4/14/27 .... 19,052 18,752
L2951142.UP.FTS.B, 21.23%, 4/14/27 .... 6,606 6,506
FW2950781.UP.FTS.B, 21.26%, 4/14/27 .. 9,708 9,121
L2950447.UP.FTS.B, 21.39%, 4/14/27 .... 11,286 11,109
L2949588.UP.FTS.B, 21.43%, 4/14/27 .... 699 688
FW2948170.UP.FTS.B, 21.44%, 4/14/27 .. 7,342 7,228
L2951654.UP.FTS.B, 21.51%, 4/14/27 .... 14,354 14,129
FW2950815.UP.FTS.B, 21.64%, 4/14/27 .. 1,568 44
L2948968.UP.FTS.B, 21.84%, 4/14/27 .... 18,317 5,024
L2949488.UP.FTS.B, 22.01%, 4/14/27 .... 815 803
L2950367.UP.FTS.B, 22.21%, 4/14/27 .... 9,563 9,439
L2951265.UP.FTS.B, 22.27%, 4/14/27 .... 17,007 16,798
FW2951375.UP.FTS.B, 22.32%, 4/14/27 .. 2,896 2,873
L2951308.UP.FTS.B, 22.4%, 4/14/27 .... 966 951
FW2949464.UP.FTS.B, 22.55%, 4/14/27 .. 2,899 2,875
L2950443.UP.FTS.B, 22.7%, 4/14/27 .... 874 868
L2951415.UP.FTS.B, 22.76%, 4/14/27 .... 27,063 7,809
FW2950348.UP.FTS.B, 22.92%, 4/14/27 .. 15,045 14,929
FW2948734.UP.FTS.B, 22.93%, 4/14/27 .. 8,724 8,615
FW2950859.UP.FTS.B, 23.11%, 4/14/27 .. 2,298 2,280
L2948750.UP.FTS.B, 23.24%, 4/14/27 .... 722 711
FW2951662.UP.FTS.B, 23.32%, 4/14/27 .. 6,608 477
FW2946360.UP.FTS.B, 23.4%, 4/14/27 ... 6,606 6,553
L2951812.UP.FTS.B, 23.47%, 4/14/27 .... 2,467 2,450
FW2950779.UP.FTS.B, 23.54%, 4/14/27 .. 2,908 2,885
L2951427.UP.FTS.B, 23.72%, 4/14/27 .... 5,819 5,772
FW2950826.UP.FTS.B, 23.81%, 4/14/27 .. 19,890 18,851
L2950202.UP.FTS.B, 24.01%, 4/14/27 .... 19,063 18,891
L2950839.UP.FTS.B, 24.02%, 4/14/27 .... 22,587 21,234
L2942546.UP.FTS.B, 24.28%, 4/14/27 .... 28,288 2,016
FW2950242.UP.FTS.B, 24.53%, 4/14/27 .. 2,470 2,453
FW2950500.UP.FTS.B, 24.57%, 4/14/27 .. 6,262 5,939
L2948992.UP.FTS.B, 24.59%, 4/14/27 .... 27,631 26,182
FW2951123.UP.FTS.B, 24.74%, 4/14/27 .. 17,701 17,560
L2949050.UP.FTS.B, 24.74%, 4/14/27 .... 13,269 13,163
L2950134.UP.FTS.B, 24.82%, 4/14/27 .... 1,314 1,295
L2949079.UP.FTS.B, 24.97%, 4/14/27 .... 11,066 10,894
FW2950489.UP.FTS.B, 25.02%, 4/14/27 .. 19,478 19,323
L2950895.UP.FTS.B, 25.02%, 4/14/27 .... 885 878
FW2950387.UP.FTS.B, 25.03%, 4/14/27 .. 8,854 8,784
L2950602.UP.FTS.B, 25.04%, 4/14/27 .... 1,505 1,493
L2949682.UP.FTS.B, 25.05%, 4/14/27 .... 1,240 1,229
L2914578.UP.FTS.B, 25.07%, 4/14/27 .... 1,367 1,356
L2943365.UP.FTS.B, 25.08%, 4/14/27 .... 1,080 1,023
L2950811.UP.FTS.B, 25.09%, 4/14/27 .... 976 968
L2951247.UP.FTS.B, 25.15%, 4/14/27 .... 974 959
FW2951030.UP.FTS.B, 25.2%, 4/14/27 ... 3,366 3,340
L2950173.UP.FTS.B, 25.21%, 4/14/27 .... 1,506 1,487
L2951862.UP.FTS.B, 25.21%, 4/14/27 .... 1,490 1,480
L2942965.UP.FTS.B, 25.22%, 4/14/27 .... 8,860 8,789
L2949738.UP.FTS.B, 25.23%, 4/14/27 .... 1,772 1,758
L2951261.UP.FTS.B, 25.24%, 4/14/27 .... 1,595 1,570
FW2949983.UP.FTS.B, 25.28%, 4/14/27 .. 32,608 9,457
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2951439.UP.FTS.B, 25.31%, 4/14/27 .... $ 1,368 $ 1,344
L2951410.UP.FTS.B, 25.32%, 4/14/27 .... 1,598 1,585
L2950105.UP.FTS.B, 25.33%, 4/14/27 .... 1,507 1,495
L2951170.UP.FTS.B, 25.33%, 4/14/27 .... 1,242 1,177
L2948820.UP.FTS.B, 25.35%, 4/14/27 .... 3,084 202
L2949673.UP.FTS.B, 25.36%, 4/14/27 .... 11,523 11,431
L2950776.UP.FTS.B, 25.38%, 4/14/27 .... 3,368 3,341
L2945700.UP.FTS.B, 25.39%, 4/14/27 .... 5,585 5,540
L2949137.UP.FTS.B, 25.4%, 4/14/27 .... 2,105 150
L2951160.UP.FTS.B, 25.41%, 4/14/27 .... 2,319 2,284
L2951384.UP.FTS.B, 25.41%, 4/14/27 .... 2,305 2,287
L2950090.UP.FTS.B, 25.42%, 4/14/27 .... 1,330 1,309
L2951363.UP.FTS.B, 25.42%, 4/14/27 .... 11,414 149
L2948963.UP.FTS.B, 25.46%, 4/14/27 .... 30,020 2,139
L2950063.UP.FTS.B, 25.46%, 4/14/27 .... 5,700 5,657
L2949492.UP.FTS.B, 25.47%, 4/14/27 .... 4,079 4,046
L2951548.UP.FTS.B, 25.47%, 4/14/27 .... 2,217 2,182
L2949815.UP.FTS.B, 25.48%, 4/14/27 .... 10,204 10,124
L2950216.UP.FTS.B, 25.49%, 4/14/27 .... 4,877 4,838
L2951869.UP.FTS.B, 25.5%, 4/14/27 .... 6,196 6,142
FW2950277.UP.FTS.B, 25.52%, 4/14/27 .. 2,927 2,904
L2950310.UP.FTS.B, 25.62%, 4/14/27 .... 2,994 2,960
FW2950451.UP.FTS.B, 25.69%, 4/14/27 .. 2,484 2,468
L2950664.UP.FTS.B, 25.75%, 4/14/27 .... 4,061 4,011
FW2950748.UP.FTS.B, 25.82%, 4/14/27 .. 12,533 1,854
L2951153.UP.FTS.B, 25.85%, 4/14/27 .... 2,680 2,660
L2949868.UP.FTS.B, 25.87%, 4/14/27 .... 7,717 2,249
FW2950220.UP.FTS.B, 26.02%, 4/14/27 .. 1,776 1,762
L2951255.UP.FTS.B, 26.02%, 4/14/27 .... 7,372 7,313
FW2951228.UP.FTS.B, 26.2%, 4/14/27 ... 3,201 3,176
FW2944032.UP.FTS.B, 26.21%, 4/14/27 .. 3,111 3,087
FW2950959.UP.FTS.B, 26.22%, 4/14/27 .. 6,552 469
FW2949721.UP.FTS.B, 26.35%, 4/14/27 .. 4,919 1,429
FW2949934.UP.FTS.B, 26.46%, 4/14/27 .. 1,418 413
FW2948732.UP.FTS.B, 26.54%, 4/14/27 .. 47,436 3,391
FW2948824.UP.FTS.B, 27.37%, 4/14/27 .. 4,982 742
L2949711.UP.FTS.B, 27.49%, 4/14/27 .... 2,230 2,215
FW2951725.UP.FTS.B, 27.54%, 4/14/27 .. 3,569 3,541
FW2948773.UP.FTS.B, 27.56%, 4/14/27 .. 4,108 4,076
FW2948716.UP.FTS.B, 27.71%, 4/14/27 .. 8,035 7,972
FW2951423.UP.FTS.B, 27.85%, 4/14/27 .. 4,077 4,048
FW2949765.UP.FTS.B, 28.19%, 4/14/27 .. 8,943 8,873
FW2949299.UP.FTS.B, 28.46%, 4/14/27 .. 3,771 3,742
FW2948843.UP.FTS.B, 28.64%, 4/14/27 .. 8,952 8,882
FW2951454.UP.FTS.B, 28.72%, 4/14/27 .. 23,939 1,701
FW2949602.UP.FTS.B, 28.78%, 4/14/27 .. 7,187 504
FW2950395.UP.FTS.B, 28.88%, 4/14/27 .. 16,572 16,443
FW2950464.UP.FTS.B, 29.27%, 4/14/27 .. 3,582 3,558
FW2948980.UP.FTS.B, 29.3%, 4/14/27 ... 1,619 113
FW2950133.UP.FTS.B, 29.38%, 4/14/27 .. 6,725 6,681
FW2948847.UP.FTS.B, 29.81%, 4/14/27 .. 928 66
FW2949532.UP.FTS.B, 29.81%, 4/14/27 .. 945 65
FW2950554.UP.FTS.B, 30.11%, 4/14/27 .. 3,559 (12)
FW2949467.UP.FTS.B, 30.27%, 4/14/27 .. 3,148 3,123
FW2950428.UP.FTS.B, 30.3%, 4/14/27 ... 4,457 662
FW2950412.UP.FTS.B, 30.37%, 4/14/27 .. 1,007 995
FW2951435.UP.FTS.B, 30.37%, 4/14/27 .. 1,782 1,769
FW2950357.UP.FTS.B, 30.48%, 4/14/27 .. 9,915 9,840

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2951407.UP.FTS.B, 30.65%, 4/14/27 .. $ 390 $ 27
FW2949817.UP.FTS.B, 30.78%, 4/14/27 .. 901 894
FW2950165.UP.FTS.B, 30.83%, 4/14/27 .. 1,041 72
FW2949044.UP.FTS.B, 30.94%, 4/14/27 .. 4,083 4,053
FW2932125.UP.FTS.B, 30.95%, 4/14/27 .. 8,191 8,133
FW2950648.UP.FTS.B, 30.95%, 4/14/27 .. 1,081 1,073
FW2949727.UP.FTS.B, 30.99%, 4/14/27 .. 1,802 1,789
FW2950633.UP.FTS.B, 31.02%, 4/14/27 .. 12,814 1,959
FW2950635.UP.FTS.B, 31.02%, 4/14/27 .. 3,605 3,577
FW2950575.UP.FTS.B, 31.06%, 4/14/27 .. 2,434 2,415
FW2950882.UP.FTS.B, 31.06%, 4/14/27 .. 1,172 1,163
FW2948863.UP.FTS.B, 31.07%, 4/14/27 .. 1,395 207
FW2949627.UP.FTS.B, 31.09%, 4/14/27 .. 1,352 1,342
FW2951097.UP.FTS.B, 31.1%, 4/14/27 ... 1,442 1,431
FW2951059.UP.FTS.B, 31.12%, 4/14/27 .. 17,304 17,183
FW2951198.UP.FTS.B, 31.12%, 4/14/27 .. 4,451 309
FW2950728.UP.FTS.B, 31.15%, 4/14/27 .. 1,434 101
FW2949803.UP.FTS.B, 31.16%, 4/14/27 .. 2,074 2,058
FW2950561.UP.FTS.B, 31.2%, 4/14/27 ... 1,353 1,342
FW2950061.UP.FTS.B, 31.21%, 4/14/27 .. 1,426 1,416
FW2950478.UP.FTS.B, 31.23%, 4/14/27 .. 2,770 195
FW2950268.UP.FTS.B, 31.44%, 4/14/27 .. 1,920 1,903
FW2949585.UP.FTS.B, 31.61%, 4/14/27 .. 6,060 6,016
FW2949894.UP.FTS.B, 31.82%, 4/14/27 .. 3,342 3,317
FW2949051.UP.FTS.B, 32.15%, 4/14/27 .. 4,361 4,135
FW2950185.UP.FTS.B, 32.24%, 4/14/27 .. 5,016 4,973
FW2950232.UP.FTS.B, 32.3%, 4/14/27 ... 25,825 25,584
FW2949959.UP.FTS.B, 33.64%, 4/14/27 .. 2,541 2,522
L2047779.UP.FTS.B, 8.03%, 4/15/27 .... 17,105 4,160
L2047868.UP.FTS.B, 10.51%, 4/15/27 .... 30,691 30,439
L2048360.UP.FTS.B, 14.07%, 4/15/27 .... 5,082 4,763
L2047708.UP.FTS.B, 16.09%, 4/15/27 .... 9,426 2,532
L2048877.UP.FTS.B, 16.73%, 4/15/27 .... 8,596 8,471
FW2046887.UP.FTS.B, 17.65%, 4/15/27 .. 9,318 8,749
L2046952.UP.FTS.B, 18.41%, 4/15/27 .... 2,597 2,560
L2049386.UP.FTS.B, 19.96%, 4/15/27 .... 4,977 4,898
L2047848.UP.FTS.B, 20.77%, 4/15/27 .... 30,702 2,216
L2048375.UP.FTS.B, 21.41%, 4/15/27 .... 5,758 843
L2023190.UP.FTS.B, 22.35%, 4/15/27 .... 28,053 27,599
L2047421.UP.FTS.B, 22.37%, 4/15/27 .... 6,311 6,296
L2048530.UP.FTS.B, 24.05%, 4/15/27 .... 26,956 7,636
L2048482.UP.FTS.B, 25.39%, 4/15/27 .... 27,579 27,503
L2047847.UP.FTS.B, 25.96%, 4/15/27 .... 6,404 6,356
L2047192.UP.FTS.B, 26.58%, 4/15/27 .... 8,414 2,390
FW2049296.UP.FTS.B, 30.21%, 4/15/27 .. 6,462 6,410
FW2047989.UP.FTS.B, 31.24%, 4/15/27 .. 17,971 5,148
L2096414.UP.FTS.B, 14.36%, 4/22/27 .... 6,036 5,979
L2095546.UP.FTS.B, 17.27%, 4/22/27 .... 2,536 2,514
L2088829.UP.FTS.B, 21.32%, 4/22/27 .... 8,697 8,563
L2096815.UP.FTS.B, 21.75%, 4/22/27 .... 33,491 33,493
L2096905.UP.FTS.B, 22.44%, 4/22/27 .... 21,871 6,182
FW2096628.UP.FTS.B, 22.48%, 4/22/27 .. 3,045 3,007
L2096046.UP.FTS.B, 25.18%, 4/22/27 .... 877 63
L2096715.UP.FTS.B, 25.36%, 4/22/27 .... 30,012 29,968
L2095545.UP.FTS.B, 25.48%, 4/22/27 .... 2,341 671
FW2094908.UP.FTS.B, 29.15%, 4/22/27 .. 44,765 44,511
FW2096022.UP.FTS.B, 29.48%, 4/22/27 .. 13,876 13,852
FW2094693.UP.FTS.B, 30.21%, 4/22/27 .. 2,944 857
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2094704.UP.FTS.B, 30.41%, 4/22/27 .. $ 1,368 $ 1,366
FW2083347.UP.FTS.B, 31.08%, 4/22/27 .. 10,955 3,252
FW2096662.UP.FTS.B, 31.94%, 4/22/27 .. 10,305 10,259
FW2950926.UP.FTS.B, 33.78%, 4/26/27 .. 7,747 7,692
FW2095121.UP.FTS.B, 24.32%, 5/05/27 .. 6,133 6,113
L2288895.UP.FTS.B, 8.82%, 5/21/27 .... 2,671 2,649
FW2292661.UP.FTS.B, 10.72%, 5/21/27 .. 13,359 12,539
FW2295605.UP.FTS.B, 11.71%, 5/21/27 .. 4,419 4,375
L2294758.UP.FTS.B, 17.93%, 5/21/27 .... 45,727 3,278
L2294636.UP.FTS.B, 21.75%, 5/21/27 .... 27,732 27,342
FW2295227.UP.FTS.B, 22.11%, 5/21/27 .. 4,708 709
L2295258.UP.FTS.B, 23.19%, 5/21/27 .... 5,060 760
FW2294358.UP.FTS.B, 24.02%, 5/21/27 .. 2,057 2,050
L2295630.UP.FTS.B, 25.47%, 5/21/27 .... 6,022 5,986
L2293794.UP.FTS.B, 25.5%, 5/21/27 .... 1,960 1,942
FW2295890.UP.FTS.B, 25.77%, 5/21/27 .. 8,418 8,359
L2295504.UP.FTS.B, 26%, 5/21/27 ...... 7,670 (82)
L2295478.UP.FTS.B, 26.3%, 5/21/27 .... 3,894 3,837
FW2272171.UP.FTS.B, 26.33%, 5/21/27 .. 23,222 (461)
L2294417.UP.FTS.B, 26.45%, 5/21/27 .... 27,110 26,358
FW2296545.UP.FTS.B, 28.87%, 5/21/27 .. 5,453 5,416
FW2294527.UP.FTS.B, 29.54%, 5/21/27 .. 377 372
FW2293618.UP.FTS.B, 29.66%, 5/21/27 .. 1,920 567
FW2292873.UP.FTS.B, 31.09%, 5/21/27 .. 954 (25)
FW2294827.UP.FTS.B, 31.11%, 5/21/27 .. 1,749 1,738
FW2293069.UP.FTS.B, 31.16%, 5/21/27 .. 1,715 1,655
L2298796.UP.FTS.B, 7.68%, 5/22/27 .... 1,635 1,622
L2299805.UP.FTS.B, 8.23%, 5/22/27 .... 1,954 1,936
L2299170.UP.FTS.B, 10.02%, 5/22/27 .... 6,436 1,585
L2299498.UP.FTS.B, 12.01%, 5/22/27 .... 6,740 6,683
L2298756.UP.FTS.B, 12.5%, 5/22/27 .... 42,484 42,077
L2286999.UP.FTS.B, 18.31%, 5/22/27 .... 34,429 34,097
L2297088.UP.FTS.B, 20.56%, 5/22/27 .... 28,062 27,883
L2298303.UP.FTS.B, 22.22%, 5/22/27 .... 5,508 5,431
FW2297340.UP.FTS.B, 22.67%, 5/22/27 .. 4,558 81
L2299809.UP.FTS.B, 24.98%, 5/22/27 .... 26,051 25,874
L2300368.UP.FTS.B, 25.11%, 5/22/27 .... 1,885 1,882
L2300474.UP.FTS.B, 25.38%, 5/22/27 .... 2,122 2,115
L2295070.UP.FTS.B, 26.38%, 5/22/27 .... 7,988 7,961
FW2297812.UP.FTS.B, 27.74%, 5/22/27 .. 4,055 4,032
FW2297380.UP.FTS.B, 30.57%, 5/22/27 .. 5,700 5,680
FW2296256.UP.FTS.B, 30.68%, 5/22/27 .. 3,010 2,998
FW2298675.UP.FTS.B, 31.12%, 5/22/27 .. 6,887 1,956
FW2298853.UP.FTS.B, 33.16%, 5/22/27 .. 4,102 282
FW2299990.UP.FTS.B, 31.19%, 6/05/27 .. 15,678 15,618
L2427221.UP.FTS.B, 9.21%, 6/13/27 .... 2,871 2,846
FW2427741.UP.FTS.B, 9.76%, 6/13/27 ... 6,958 6,532
L2426893.UP.FTS.B, 11.99%, 6/13/27 .... 1,300 1,286
L2426437.UP.FTS.B, 13.53%, 6/13/27 .... 8,098 1,105
L2422943.UP.FTS.B, 17.4%, 6/13/27 .... 5,555 5,471
L2427766.UP.FTS.B, 22.36%, 6/13/27 .... 5,007 4,698
L2427827.UP.FTS.B, 23.01%, 6/13/27 .... 11,189 795
L2422890.UP.FTS.B, 23.18%, 6/13/27 .... 3,071 3,051
FW2424596.UP.FTS.B, 23.51%, 6/13/27 .. 1,846 1,827
FW2424610.UP.FTS.B, 24.07%, 6/13/27 .. 8,191 2,363
L2427070.UP.FTS.B, 25.42%, 6/13/27 .... 2,977 2,953
L2424490.UP.FTS.B, 25.49%, 6/13/27 .... 6,773 6,684
FW2427001.UP.FTS.B, 25.82%, 6/13/27 .. 9,083 8,995

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2425689.UP.FTS.B, 27.43%, 6/13/27 .. $ 8,830 $ 8,755
FW2427523.UP.FTS.B, 29.85%, 6/13/27 .. 2,823 824
FW2422585.UP.FTS.B, 30.74%, 6/13/27 .. 3,294 3,123
FW2426089.UP.FTS.B, 30.97%, 6/13/27 .. 5,904 1,671
FW2424580.UP.FTS.B, 31.2%, 6/13/27 ... 18,043 17,920
L2432199.UP.FTS.B, 7.42%, 6/14/27 .... 3,567 3,538
FW2429579.UP.FTS.B, 8.83%, 6/14/27 ... 5,244 5,199
L2430869.UP.FTS.B, 9.13%, 6/14/27 .... 9,344 9,262
L2433061.UP.FTS.B, 9.38%, 6/14/27 .... 6,884 6,831
FW2429553.UP.FTS.B, 9.84%, 6/14/27 ... 8,690 8,158
L2431725.UP.FTS.B, 12.26%, 6/14/27 .... 33,536 33,172
FW2432260.UP.FTS.B, 13.46%, 6/14/27 .. 4,488 4,443
L2432731.UP.FTS.B, 13.82%, 6/14/27 .... 20,085 19,900
L2432687.UP.FTS.B, 18.15%, 6/14/27 .... 901 887
L2431586.UP.FTS.B, 18.56%, 6/14/27 .... 8,974 8,832
L2435110.UP.FTS.B, 20.58%, 6/14/27 .... 1,568 1,473
L2429021.UP.FTS.B, 22.9%, 6/14/27 .... 5,341 5,063
FW2418141.UP.FTS.B, 24.21%, 6/14/27 .. 7,827 2,250
L2400561.UP.FTS.B, 25.15%, 6/14/27 .... 1,490 429
FW2432066.UP.FTS.B, 25.64%, 6/14/27 .. 12,675 12,614
FW2434573.UP.FTS.B, 26.92%, 6/14/27 .. 8,677 8,626
FW2432748.UP.FTS.B, 28.28%, 6/14/27 .. 2,847 425
FW2432960.UP.FTS.B, 30.52%, 6/14/27 .. 1,561 1,476
FW2434043.UP.FTS.B, 30.96%, 6/14/27 .. 28,587 (2,602)
FW2429109.UP.FTS.B, 31.06%, 6/14/27 .. 2,112 2,103
FW2412469.UP.FTS.B, 31.07%, 6/14/27 .. 2,120 2,113
FW2429288.UP.FTS.B, 33.13%, 6/14/27 .. 1,254 1,245
L2438839.UP.FTS.B, 7.09%, 6/18/27 .... 16,418 16,305
L2437298.UP.FTS.B, 12.04%, 6/18/27 .... 5,263 5,206
FW2436806.UP.FTS.B, 12.34%, 6/18/27 .. 8,624 8,532
L2439073.UP.FTS.B, 13.38%, 6/18/27 .... 11,220 1,551
L2436245.UP.FTS.B, 17.45%, 6/18/27 .... 6,323 6,245
L2437183.UP.FTS.B, 19.56%, 6/18/27 .... 4,971 89
L2437520.UP.FTS.B, 19.6%, 6/18/27 .... 4,720 4,643
FW2436856.UP.FTS.B, 21.01%, 6/18/27 .. 9,880 712
L2413076.UP.FTS.B, 22.22%, 6/18/27 .... 9,010 8,944
L2437879.UP.FTS.B, 24.72%, 6/18/27 .... 1,226 1,219
FW2436713.UP.FTS.B, 26.86%, 6/18/27 .. 8,873 8,819
L2437504.UP.FTS.B, 27.79%, 6/18/27 .... 1,624 244
FW2437190.UP.FTS.B, 29.17%, 6/18/27 .. 3,327 236
FW2435140.UP.FTS.B, 30.13%, 6/18/27 .. 8,411 1,245
L2603677.UP.FTS.B, 14.69%, 7/10/27 .... 12,804 12,664
L2607609.UP.FTS.B, 15.09%, 7/10/27 .... 2,882 2,850
L2607076.UP.FTS.B, 16.42%, 7/10/27 .... 21,582 21,341
FW2605836.UP.FTS.B, 20.24%, 7/10/27 .. 1,765 1,006
L2604242.UP.FTS.B, 21.11%, 7/10/27 .... 4,738 4,661
L2608553.UP.FTS.B, 23.5%, 7/10/27 .... 8,245 8,174
FW2608779.UP.FTS.B, 24.99%, 7/10/27 .. 8,979 8,895
FW2606616.UP.FTS.B, 26.25%, 7/10/27 .. 1,759 1,742
FW2608836.UP.FTS.B, 27.23%, 7/10/27 .. 4,793 4,756
FW2607742.UP.FTS.B, 28.79%, 7/10/27 .. 20,748 1,457
FW2603300.UP.FTS.B, 29.62%, 7/10/27 .. 13,523 (1,363)
FW2605866.UP.FTS.B, 29.72%, 7/10/27 .. 1,131 674
FW2607425.UP.FTS.B, 30.29%, 7/10/27 .. 1,888 132
FW2603700.UP.FTS.B, 31.08%, 7/10/27 .. 1,873 1,857
FW2603079.UP.FTS.B, 31.33%, 7/10/27 .. 5,857 408
FW2613876.UP.FTS.B, 15.29%, 7/11/27 .. 2,684 2,644
L2611504.UP.FTS.B, 16.36%, 7/11/27 .... 5,249 5,191
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2612042.UP.FTS.B, 19.42%, 7/11/27 .... $ 17,979 $ 17,669
L2612995.UP.FTS.B, 19.69%, 7/11/27 .... 8,810 8,679
FW2614489.UP.FTS.B, 21.78%, 7/11/27 .. 2,811 (13)
FW2610184.UP.FTS.B, 23.94%, 7/11/27 .. 19,980 19,756
FW2610639.UP.FTS.B, 24.2%, 7/11/27 ... 10,596 764
L2614217.UP.FTS.B, 24.23%, 7/11/27 .... 2,187 2,166
L2583854.UP.FTS.B, 24.88%, 7/11/27 .... 6,320 6,268
L2612180.UP.FTS.B, 25.49%, 7/11/27 .... 7,719 (88)
FW2612768.UP.FTS.B, 25.53%, 7/11/27 .. 6,859 6,785
L2613244.UP.FTS.B, 25.74%, 7/11/27 .... 18,745 5,388
L2614101.UP.FTS.B, 26.5%, 7/11/27 ..... 13,762 13,603
FW2613347.UP.FTS.B, 26.68%, 7/11/27 .. 1,305 1,294
FW2613777.UP.FTS.B, 27.07%, 7/11/27 .. 1,772 1,754
FW2610027.UP.FTS.B, 28.67%, 7/11/27 .. 4,679 2,768
FW2614159.UP.FTS.B, 29.19%, 7/11/27 .. 2,476 (158)
FW2611463.UP.FTS.B, 30.57%, 7/11/27 .. 960 138
FW2610223.UP.FTS.B, 30.62%, 7/11/27 .. 2,894 2,876
FW2613911.UP.FTS.B, 30.67%, 7/11/27 .. 9,133 9,059
FW2610193.UP.FTS.B, 30.94%, 7/11/27 .. 9,413 5,557
FW2614988.UP.FTS.B, 31.1%, 7/11/27 ... 18,391 5,246
FW2614136.UP.FTS.B, 31.2%, 7/11/27 ... 12,690 3,650
FW2613463.UP.FTS.B, 31.43%, 7/11/27 .. 8,463 598
FW2611798.UP.FTS.B, 31.65%, 7/11/27 .. 7,945 7,878
L2617675.UP.FTS.B, 16.73%, 7/14/27 .... 9,022 8,894
L2615821.UP.FTS.B, 16.82%, 7/14/27 .... 3,597 3,544
L2615913.UP.FTS.B, 19.56%, 7/14/27 .... 5,482 5,388
L2616155.UP.FTS.B, 19.61%, 7/14/27 .... 14,459 13,558
L2614826.UP.FTS.B, 22.6%, 7/14/27 .... 4,792 4,740
L2616634.UP.FTS.B, 24.08%, 7/14/27 .... 6,295 6,182
L2618649.UP.FTS.B, 24.27%, 7/14/27 .... 9,898 9,790
L2616398.UP.FTS.B, 25.45%, 7/14/27 .... 2,227 (136)
L2605072.UP.FTS.B, 25.64%, 7/14/27 .... 2,421 698
FW2616467.UP.FTS.B, 26.53%, 7/14/27 .. 14,600 14,514
L2616680.UP.FTS.B, 26.86%, 7/14/27 .... 1,257 1,247
FW2618197.UP.FTS.B, 27.81%, 7/14/27 .. 16,246 16,127
FW2615990.UP.FTS.B, 30.24%, 7/14/27 .. 2,862 2,745
FW2618031.UP.FTS.B, 31.37%, 7/14/27 .. 25,602 24,524
FW1716481.UP.FTS.B, 26.69%, 7/15/27 .. 21,334 21,026
L1718145.UP.FTS.B, 26.73%, 7/15/27 .... 8,993 634
FW1882891.UP.FTS.B, 25.65%, 8/20/27 .. 1,756 1,734
FW1889091.UP.FTS.B, 29.67%, 8/20/27 .. 2,934 207
FW2950750.UP.FTS.B, 18.33%, 9/14/27 .. 31,573 63
FW2949403.UP.FTS.B, 20.67%, 9/14/27 .. 6,793 6,380
L2949533.UP.FTS.B, 20.93%, 9/14/27 .... 1,596 27
L2948936.UP.FTS.B, 21.98%, 9/14/27 .... 5,156 4,841
L2949402.UP.FTS.B, 22.02%, 9/14/27 .... 10,249 10,139
L2951399.UP.FTS.B, 22.65%, 9/14/27 .... 10,075 9,919
L2949419.UP.FTS.B, 23.06%, 9/14/27 .... 2,591 2,563
FW2951000.UP.FTS.B, 23.87%, 9/14/27 .. 25,886 24,304
FW2949083.UP.FTS.B, 24.84%, 9/14/27 .. 5,318 378
L2949947.UP.FTS.B, 25.29%, 9/14/27 .... 2,009 1,992
L2950538.UP.FTS.B, 25.32%, 9/14/27 .... 1,670 247
L2949603.UP.FTS.B, 25.51%, 9/14/27 .... 4,717 4,473
L2950727.UP.FTS.B, 25.55%, 9/14/27 .... 4,773 338
FW2948974.UP.FTS.B, 29.39%, 9/14/27 .. 8,447 8,379
FW2950998.UP.FTS.B, 31.04%, 9/14/27 .. 6,546 6,203
FW2948818.UP.FTS.B, 31.09%, 9/14/27 .. 3,724 259
FW2950983.UP.FTS.B, 31.18%, 9/14/27 .. 2,211 2,196

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2047067.UP.FTS.B, 21.22%, 9/15/27 .... $ 19,645 $ 19,315
FW2049311.UP.FTS.B, 21.75%, 9/15/27 .. 4,568 4,512
L2094100.UP.FTS.B, 16.83%, 9/22/27 .... 13,656 3,716
L2293030.UP.FTS.B, 8.8%, 10/21/27 .... 2,384 2,364
L2298368.UP.FTS.B, 11.21%, 10/22/27 ... 3,690 3,657
L2300702.UP.FTS.B, 15.45%, 10/22/27 ... 28,688 28,423
L2298508.UP.FTS.B, 19.73%, 10/22/27 ... 4,649 4,584
L2297370.UP.FTS.B, 21.38%, 10/22/27 ... 11,031 (127)
L2297484.UP.FTS.B, 25.49%, 10/22/27 ... 21,851 6,442
L2424838.UP.FTS.B, 19.97%, 11/13/27 ... 9,216 663
FW2430164.UP.FTS.B, 9.11%, 11/14/27 .. 4,717 4,679
FW2435246.UP.FTS.B, 14.6%, 11/18/27 .. 1,935 1,914
FW2436414.UP.FTS.B, 31.16%, 11/18/27 . 644 45
FW2439101.UP.FTS.B, 32.41%, 11/18/27 . 4,454 307
L2607851.UP.FTS.B, 13.68%, 12/10/27 ... 32,018 31,667
FW2606361.UP.FTS.B, 25.37%, 12/10/27 . 10,218 6,058
FW2606463.UP.FTS.B, 28.58%, 12/10/27 . 17,244 (168)
FW2605935.UP.FTS.B, 31.23%, 12/10/27 . 5,762 5,686
L2613209.UP.FTS.B, 14.38%, 12/11/27 ... 6,903 500
L2614621.UP.FTS.B, 23.29%, 12/11/27 ... 23,346 13,809
L2611597.UP.FTS.B, 25.33%, 12/11/27 ... 11,948 11,792
FW2613805.UP.FTS.B, 31%, 12/11/27 ... 8,986 635
FW2617504.UP.FTS.B, 30.27%, 12/14/27 . 17,704 17,445
L2950570.UP.FTS.B, 25.3%, 2/14/28 .... 3,696 263
FW2951084.UP.FTS.B, 30.63%, 2/14/28 .. 14,156 14,030
L1718966.UP.FTS.B, 18.89%, 9/15/28 .... 8,722 8,689
L1718702.UP.FTS.B, 26.02%, 9/15/28 .... 4,500 4,514
L1886617.UP.FTS.B, 19.5%, 10/20/28 .... 8,827 8,802
L1887293.UP.FTS.B, 25.85%, 10/20/28 ... 9,785 9,757
L2608032.UP.FTS.B, 17.27%, 2/10/29 .... 3,886 3,862
L2607986.UP.FTS.B, 25.66%, 2/10/29 .... 19,109 10,839
L2607288.UP.FTS.B, 27.03%, 2/10/29 .... 11,601 805
L2605139.UP.FTS.B, 28.33%, 2/10/29 .... 2,350 2,338
L1718819.UP.FTS.B, 23.98%, 2/15/29 .... 2,811 2,798
L2601951.UP.FTS.B, 26.3%, 7/10/29 .... 5,821 5,793
15,339,125
Total Marketplace Loans (Cost $73,749,481) ....
$67,525,545

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Low Duration Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
30-day Federal Funds ......................... Short 543 $ 215,848,454 12/29/23 $ 732,319
U.S. Treasury 10 Year Notes .................... Short 420 48,385,312 6/21/23 (1,680,596)
U.S. Treasury 2 Year Notes ..................... Long 4,485 924,645,818 6/30/23 7,610,384
U.S. Treasury 5 Year Notes ..................... Short 383 42,031,258 6/30/23 (1,137,517)
Total Futures Contracts ...................................................................... $5,524,590
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Sell 7,200,000 1,388,943 5/08/23 $ — $ (52,676)
Euro ............. JPHQ Sell 75,020,407 79,983,757 5/30/23 — (2,835,067)
Japanese Yen ...... JPHQ Sell 3,730,702,212 28,331,578 7/03/23 681,975 —
Total Forward Exchange Contracts ................................................... $681,975 $(2,887,743)
Net unrealized appreciation (depreciation) ............................................ $(2,205,768)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At April 30, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.38 . (1.00)% Quarterly 12/20/27 6,835,000 $ 353,668 $ 506,408 $ (152,740)
CDX.NA.HY.40 . (5.00)% Quarterly 6/20/28 45,650,000 (900,245) 5,380 (905,625)
Total Centrally Cleared Swap Contracts ..................................... $(546,577) $511,788 $(1,058,365)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 5,500,000 (1,462,927) (824,971) (637,956) B-
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 2,300,000 EUR 29,028 — 29,028
Non-
Investment
Grade
CDX.NA.HY.31 . 5.00% Quarterly CITI 12/20/23 20,400,000 697,316 (371,129) 1,068,445
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 12,600,000 (187,352) (246,363) 59,011
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 13,550,000 (3,661,382) (1,326,877) (2,334,505)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 5,000,000 38,786 — 38,786
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 12,200,000 53,778 16,055 37,723
Investment
Grade
Total OTC Swap Contracts .............................................. $(4,492,753) $(2,753,285) $(1,739,468)
Total Credit Default Swap Contracts .................................... $(5,039,330) $ (2,241,497) $(2,797,833)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
(e)
Represents a custom index comprised of a basket of underlying instruments.

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2023, the Fund had the following total return swap contracts outstanding. See Note 1(e).
See Note  10  regarding other derivative information.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
(a)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 6/20/23 16,400,000 $ (405,308)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 9,125,000 (548,864)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 9,125,000 (488,527)
Total Return Swap Contracts .................................................................... $(1,442,699)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Abbreviations on page 354 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.48 $7.89 $7.95 $8.02 $8.10 $8.24
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.076 0.017 (0.006) 0.125 0.140 0.088
Net realized and unrealized gains (losses) 0.027 (0.340) 0.022 (0.025) 0.021 (0.035)
Total from investment operations ........ 0.103 (0.323) 0.016 0.100 0.161 0.053
Less distributions from:
Net investment income .............. (0.103) (0.087) (0.076) (0.170) (0.241) (0.193)
Net asset value, end of period .......... $7.48 $7.48 $7.89 $7.95 $8.02 $8.10
Total return
c
....................... 1.38% (4.11)% 0.20% 1.26% 2.01% 0.65%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.01% 0.93% 0.97% 0.97% 0.95% 0.96%
Expenses net of waiver and payments by
affiliates .......................... 0.84%
e
0.87% 0.91% 0.96%
e
0.94%
e
0.95%
e
Net investment income (loss) .......... 2.04% 0.22% (0.07)% 1.57% 1.73% 1.07%
Supplemental data
Net assets, end of period (000’s) ........ $310,801 $353,584 $432,447 $460,621 $393,736 $419,055
Portfolio turnover rate ................ 16.53% 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.48 $7.88 $7.95 $8.02 $8.09 $8.24
Income from investment operations
a
:
Net investment income
b
............. 0.082 0.029 0.006 0.137 0.151 0.100
Net realized and unrealized gains (losses) 0.017 (0.330) 0.012 (0.024) 0.031 (0.044)
Total from investment operations ........ 0.099 (0.301) 0.018 0.113 0.182 0.056
Less distributions from:
Net investment income .............. (0.109) (0.099) (0.088) (0.182) (0.252) (0.206)
Net asset value, end of period .......... $7.47 $7.48 $7.88 $7.95 $8.02 $8.09
Total return
c
....................... 1.32% (3.85)% 0.23% 1.41% 2.29% 0.68%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.78% 0.82% 0.82% 0.80% 0.80%
Expenses net of waiver and payments by
affiliates .......................... 0.70%
e
0.72% 0.77% 0.81%
e
0.79%
e
0.79%
e
Net investment income ............... 2.20% 0.37% 0.08% 1.72% 1.88% 1.23%
Supplemental data
Net assets, end of period (000’s) ........ $51,555 $55,048 $66,942 $77,910 $86,471 $100,477
Portfolio turnover rate ................ 16.53% 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.48 $7.88 $7.95 $8.02 $8.09 $8.24
Income from investment operations
a
:
Net investment income (loss)
b
........ 0.061 (0.017) (0.035) 0.093 0.106 0.054
Net realized and unrealized gains (losses) 0.017 (0.326) 0.010 (0.024) 0.032 (0.044)
Total from investment operations ........ 0.078 (0.343) (0.025) 0.069 0.138 0.010
Less distributions from:
Net investment income .............. (0.088) (0.057) (0.045) (0.138) (0.208) (0.160)
Net asset value, end of period .......... $7.47 $7.48 $7.88 $7.95 $8.02 $8.09
Total return
c
....................... 1.04% (4.37)% (0.32)% 0.86% 1.73% 0.13%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.34% 1.38% 1.37% 1.35% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.24%
e
1.27% 1.33% 1.36%
e
1.34%
e
1.35%
e
Net investment income (loss) .......... 1.63% (0.22)% (0.45)% 1.16% 1.33% 0.67%
Supplemental data
Net assets, end of period (000’s) ........ $16,718 $21,568 $36,318 $71,212 $84,685 $126,585
Portfolio turnover rate ................ 16.53% 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.50 $7.90 $7.97 $8.03 $8.11 $8.25
Income from investment operations
a
:
Net investment income
b
............. 0.086 0.040 0.021 0.154 0.169 0.121
Net realized and unrealized gains (losses) 0.021 (0.331) 0.014 (0.014) 0.021 (0.037)
Total from investment operations ........ 0.107 (0.291) 0.035 0.140 0.190 0.084
Less distributions from:
Net investment income .............. (0.117) (0.109) (0.105) (0.199) (0.270) (0.224)
Net asset value, end of period .......... $7.49 $7.50 $7.90 $7.97 $8.03 $8.11
Total return
c
....................... 1.43% (3.71)% 0.44% 1.75% 2.39% 1.03%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.67% 0.59% 0.63% 0.64% 0.62% 0.62%
Expenses net of waiver and payments by
affiliates .......................... 0.56%
e
0.56% 0.55% 0.60%
e
0.58%
e
0.57%
e
Net investment income ............... 2.31% 0.52% 0.27% 1.93% 2.09% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $24,096 $29,513 $41,913 $33,530 $31,953 $36,026
Portfolio turnover rate ................ 16.53% 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Financial Highlights
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.49 $7.89 $7.96 $8.03 $8.10 $8.25
Income from investment operations
a
:
Net investment income
b
............. 0.085 0.040 0.014 0.146 0.160 0.108
Net realized and unrealized gains (losses) 0.018 (0.334) 0.012 (0.025) 0.031 (0.044)
Total from investment operations ........ 0.103 (0.294) 0.026 0.121 0.191 0.064
Less distributions from:
Net investment income .............. (0.113) (0.106) (0.096) (0.190) (0.261) (0.214)
Net asset value, end of period .......... $7.48 $7.49 $7.89 $7.96 $8.03 $8.10
Total return
c
....................... 1.38% (3.76)% 0.33% 1.51% 2.39% 0.78%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.67% 0.72% 0.72% 0.70% 0.71%
Expenses net of waiver and payments by
affiliates .......................... 0.59%
e
0.62% 0.66% 0.71%
e
0.69%
e
0.70%
e
Net investment income ............... 2.28% 0.52% 0.18% 1.82% 1.98% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $81,819 $99,817 $86,615 $98,851 $103,639 $112,441
Portfolio turnover rate ................ 16.53% 15.99% 68.61% 35.03% 12.72% 11.39%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Low Duration U.S. Government Securities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 11.0%
FHLB, 5.5%, 4/01/24 ................................................. $ 5,000,000 $ 4,991,072
U.S. Treasury Notes ,
2.375%, 8/15/24 ................................................... 5,000,000 4,866,211
2%, 2/15/25 ...................................................... 10,000,000 9,627,344
2%, 8/15/25 ...................................................... 5,000,000 4,790,820
2.625%, 1/31/26 ................................................... 10,000,000 9,697,265
2.5%, 2/28/26 .................................................... 10,162,000 9,817,048
2.25%, 3/31/26 ................................................... 10,000,000 9,595,703
Total U.S. Government and Agency Securities (Cost $53,398,506) .................
53,385,463
Commercial Mortgage-Backed Securities 20.2%
Financial Services 20.2%
a
FHLMC ,
4988, AF, FRN, 4.979%, (1-month USD LIBOR + 0.35%), 10/15/37 ............. 5,056,902 4,917,567
4891, AF, FRN, 3.886%, (1-month USD LIBOR + 0.4%), 7/15/42 .............. 7,932,308 7,719,067
343, F4, FRN, 5.012%, Strip, (1-month USD LIBOR + 0.35%), 10/15/37 ......... 4,739,281 4,672,144
4989, FA, FRN, 3.802%, (1-month USD LIBOR + 0.35%), 8/15/40 ............. 6,093,039 5,918,817
4915, FE, FRN, 3.953%, (1-month USD LIBOR + 0.4%), 2/15/38 .............. 9,180,927 8,932,905
4895, GF, FRN, 3.814%, (1-month USD LIBOR + 0.4%), 11/15/43 ............. 7,366,548 7,153,898
4197, KF, FRN, 3.887%, (1-month USD LIBOR + 0.3%), 9/15/37 .............. 2,366,876 2,335,725
4107, KF, FRN, 3.928%, (1-month USD LIBOR + 0.39%), 6/15/38 ............. 2,373,091 2,311,157
4215, KF, FRN, 4.199%, (1-month USD LIBOR + 0.3%), 2/15/40 .............. 2,129,429 2,068,250
4730, WF, FRN, 4.002%, (1-month USD LIBOR + 0.35%), 8/15/38 ............. 4,362,929 4,249,442
4794, WF, FRN, 3.897%, (1-month USD LIBOR + 0.35%), 3/15/43 ............. 4,559,495 4,416,738
a
FNMA ,
2019-38, AF, FRN, 3.997%, (1-month USD LIBOR + 0.4%), 7/25/49 ............ 5,078,487 4,945,153
2019-59, BF, FRN, 3.981%, (1-month USD LIBOR + 0.4%), 10/25/49 ........... 7,279,240 7,093,139
2019-38, CF, FRN, 5.47%, (1-month USD LIBOR + 0.45%), 7/25/49 ............ 1,501,173 1,462,586
2021-44, FA, FRN, 3.872%, (30-day SOFR Average + 0.2%), 6/25/45 ........... 6,423,718 6,269,123
2020-54, WF, FRN, 3.154%, (1-month USD LIBOR + 0.45%), 8/25/50 .......... 4,595,511 4,355,252
2021-8, YF, FRN, 3.984%, (30-day SOFR Average + 0.2%), 3/25/61 ............ 12,749,836 12,332,363
2021-36, YF, FRN, 3.986%, (30-day SOFR Average + 0.2%), 6/25/61 ........... 6,270,733 6,059,661
a
GNMA , 2010-12 , FD , FRN , 5.548% , ( 1-month USD LIBOR + 0.6% ), 1/16/40 .......
611,926 613,080
97,826,067
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $100,817,057) ...............
97,826,067
Mortgage-Backed Securities 64.5%
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 20.2%
FHLMC, 3.709%, (12-month USD LIBOR +/- MBS Margin), 6/01/47 .............. 7,339,316 7,401,940
FHLMC, 3.802%, (12-month USD LIBOR +/- MBS Margin), 10/01/46 ............. 4,859,367 4,888,066
FHLMC, 3.808%, (12-month USD LIBOR +/- MBS Margin), 8/01/47 .............. 6,466,627 6,576,251
FHLMC, 3.868%, (12-month USD LIBOR +/- MBS Margin), 7/01/46 .............. 10,344,977 10,429,217
FHLMC, 3.938%, (12-month USD LIBOR +/- MBS Margin), 11/01/46 ............. 6,927,948 6,983,547
FHLMC, 3.959%, (12-month USD LIBOR +/- MBS Margin), 5/01/45 .............. 2,148,155 2,166,012
FHLMC, 4.009%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 2,459,079 2,485,424
FHLMC, 4.014%, (12-month USD LIBOR +/- MBS Margin), 7/01/35 .............. 2,375,567 2,413,009
FHLMC, 4.014%, (12-month USD LIBOR +/- MBS Margin), 7/01/43 .............. 2,648,605 2,686,085
FHLMC, 4.024%, (12-month USD LIBOR +/- MBS Margin), 11/01/46 ............. 5,043,801 5,101,814
FHLMC, 4.027%, (12-month USD LIBOR +/- MBS Margin), 9/01/37 .............. 5,314,983 5,388,490
FHLMC, 4.036%, (12-month USD LIBOR +/- MBS Margin), 10/01/43 ............. 2,545,791 2,570,196
FHLMC, 4.044%, (12-month USD LIBOR +/- MBS Margin), 6/01/37 .............. 2,339,661 2,381,069
FHLMC, 4.197%, (12-month USD LIBOR +/- MBS Margin), 1/01/44 .............. 2,748,028 2,789,662
FHLMC, 3.235% - 4.875%, (12-month USD LIBOR +/- MBS Margin), 8/01/34 - 11/01/41 24,831,114 24,856,199
FHLMC, 4.079% - 5.273%, (6-month USD LIBOR +/- MBS Margin), 4/01/36 - 1/01/37 302,218 299,031

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
b
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 3.963% - 5.52%, (1-year CMT T-Note +/- MBS Margin), 8/01/33 - 6/01/37 .. $ 8,432,905 $ 8,541,728
97,957,740
b
Federal National Mortgage Association (FNMA) Adjustable Rate 38.1%
FNMA, 3.954%, (COFI 11th District +/- MBS Margin), 4/01/34 .................. 6,034,864 5,841,528
FNMA, 4.054%, (12-month USD LIBOR +/- MBS Margin), 7/01/42 ............... 3,374,431 3,440,589
FNMA, 4.069%, (12-month USD LIBOR +/- MBS Margin), 4/01/47 ............... 12,716,311 12,959,130
FNMA, 4.085%, (12-month USD LIBOR +/- MBS Margin), 4/01/40 ............... 3,392,371 3,446,778
FNMA, 4.089%, (12-month USD LIBOR +/- MBS Margin), 4/01/44 ............... 22,159,536 22,569,361
FNMA, 4.116%, (12-month USD LIBOR +/- MBS Margin), 9/01/38 ............... 8,928,044 9,118,020
FNMA, 4.167%, (1-year CMT T-Note +/- MBS Margin), 5/01/36 ................. 5,903,303 6,036,611
FNMA, 4.257%, (12-month USD LIBOR +/- MBS Margin), 9/01/45 ............... 3,848,083 3,912,767
FNMA, 4.327%, (12-month USD LIBOR +/- MBS Margin), 3/01/35 ............... 2,665,383 2,696,652
FNMA, 4.858%, (12-month USD LIBOR +/- MBS Margin), 5/01/47 ............... 5,913,470 6,020,979
FNMA, 2.945% - 5%, (COFI 11th District +/- MBS Margin), 11/01/23 - 12/01/37 ..... 3,069,961 2,986,477
FNMA, 3.564% - 5.1%, (5-year CMT T-Note +/- MBS Margin), 4/01/27 - 2/01/30 .... 31,656 31,598
FNMA, 2.615% - 5.319%, (3-year CMT T-Note +/- MBS Margin), 9/01/24 - 7/01/34 ... 156,144 154,542
FNMA, 3.037% - 5.405%, (12-month USD LIBOR +/- MBS Margin), 4/01/32 - 5/01/48 67,732,008 67,705,814
FNMA, 5.842%, (1-month USD LIBOR +/- MBS Margin), 8/01/27 ................ 110,143 110,023
FNMA, 4.853% - 6.31%, (6-month H15BDI +/- MBS Margin), 7/01/24 - 11/01/34 ..... 49,049 49,693
FNMA, 2.925% - 6.521%, (1-year CMT T-Note +/- MBS Margin), 9/01/23 - 12/01/40 .. 19,897,632 19,837,168
FNMA, 3.534% - 6.635%, (12-month average of 1-year CMT +/- MBS Margin),
12/01/26 - 11/01/44 ................................................ 3,487,959 3,416,887
FNMA, 3.095% - 7.045%, (6-month USD LIBOR +/- MBS Margin), 9/01/23 - 12/01/37 14,810,709 14,802,857
185,137,474
Federal National Mortgage Association (FNMA) Fixed Rate 6.1%
FNMA, 30 Year, 5.5%, 4/01/53 ......................................... 14,316,213 14,441,660
FNMA, 30 Year, 6%, 4/01/53 ........................................... 14,735,073 15,017,322
29,458,982
b
Government National Mortgage Association (GNMA) Adjustable Rate 0.1%
GNMA II, 2.625% - 3.625%, (1-year CMT T-Note +/- MBS Margin), 9/20/33 - 5/20/36 . 313,339 307,680
307,680
Total Mortgage-Backed Securities (Cost $324,487,656) ...........................
312,861,876
Total Long Term Investments (Cost $478,703,219) ...............................
464,073,406
a
a a a a
Short Term Investments 3.4%
Shares
a
Money Market Funds 3.4%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .................. 16,553,762 16,553,762
Total Money Market Funds (Cost $16,553,762) ..................................
16,553,762
Total Short Term Investments (Cost $16,553,762 ) ................................
16,553,762
a
Total Investments (Cost $495,256,981) 99.1% ...................................
$480,627,168
Other Assets, less Liabilities 0.9% .............................................
4,360,876
Net Assets 100.0% ...........................................................
$484,988,044

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Low Duration U.S. Government Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At April 30, 2023, the Fund had the following futures contracts outstanding. See Note 1(e).
See Note 10 regarding other derivative information.
a
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
b
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Short 87 $ 10,566,422 6/21/23 $ (493,577)
U.S. Treasury 2 Year Notes ..................... Long 300 61,849,219 6/30/23 869,642
U.S. Treasury 5 Year Notes ..................... Short 68 7,462,469 6/30/23 (225,336)
Total Futures Contracts ...................................................................... $150,729
*
As of period end.
See Abbreviations on page 354 .

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.94 $9.98 $10.04 $9.92 $9.31 $9.84
Income from investment operations
b
:
Net investment income .............. 0.140
c
0.229
c
0.176
c
0.257
c
0.302
c
0.269
Net realized and unrealized gains (losses) 0.487 (2.006) 0.036 0.170 0.618 (0.518)
Total from investment operations ........ 0.627 (1.777) 0.212 0.427 0.920 (0.249)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.137) (0.260) (0.272) (0.306) (0.310) (0.275)
Tax return of capital ................ — (0.003) — — — (0.006)
Total distributions ................... (0.137) (0.263) (0.272) (0.306) (0.310) (0.281)
Net asset value, end of period .......... $8.43 $7.94 $9.98 $10.04 $9.92 $9.31
Total return
d
....................... 7.94% (18.06)% 2.12% 4.38% 10.01% (2.57)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 0.92% 0.89% 0.90% 0.90% 0.91%
Expenses net of waiver and payments by
affiliates .......................... 0.83%
f
0.82%
f
0.83% 0.85%
f
0.86%
f
0.88%
f
Net investment income ............... 3.41% 2.52% 1.75% 2.59% 3.12% 2.91%
Supplemental data
Net assets, end of period (000’s) ........ $2,769,706 $2,716,548 $3,876,156 $4,031,242 $3,422,747 $2,763,774
Portfolio turnover rate ................ 58.65% 197.26% 184.44%
g
228.24% 169.95%
g
151.77%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 30.01% 105.09% 59.70%
g
137.82% 98.83%
g
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods le ss than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.88 $9.90 $9.97 $9.85 $9.25 $9.77
Income from investment operations
b
:
Net investment income .............. 0.124
c
0.193
c
0.137
c
0.216
c
0.262
c
0.183
Net realized and unrealized gains (losses) 0.487 (1.985) 0.025 0.171 0.609 (0.457)
Total from investment operations ........ 0.611 (1.792) 0.162 0.387 0.871 (0.274)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.121) (0.225) (0.232) (0.267) (0.271) (0.241)
Tax return of capital ................ — (0.003) — — — (0.005)
Total distributions ................... (0.121) (0.228) (0.232) (0.267) (0.271) (0.246)
Net asset value, end of period .......... $8.37 $7.88 $9.90 $9.97 $9.85 $9.25
Total return
d
....................... 7.79% (18.33)% 1.63% 4.01% 9.52% (2.84)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.36% 1.32% 1.30% 1.30% 1.30% 1.31%
Expenses net of waiver and payments by
affiliates .......................... 1.23%
f
1.23%
f
1.24% 1.25%
f
1.26%
f
1.28%
f
Net investment income ............... 3.04% 2.14% 1.37% 2.20% 2.72% 2.51%
Supplemental data
Net assets, end of period (000’s) ........ $87,050 $91,669 $141,309 $208,947 $236,838 $243,068
Portfolio turnover rate ................ 58.65% 197.26% 184.44%
g
228.24% 169.95%
g
151.77%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 30.01% 105.09% 59.70%
g
137.82% 98.83%
g
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.90 $9.94 $10.00 $9.88 $9.27 $9.80
Income from investment operations
b
:
Net investment income .............. 0.130
c
0.206
c
0.152
c
0.232
c
0.277
c
0.182
Net realized and unrealized gains (losses) 0.487 (2.005) 0.035 0.171 0.619 (0.453)
Total from investment operations ........ 0.617 (1.799) 0.187 0.403 0.896 (0.271)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.127) (0.238) (0.247) (0.282) (0.286) (0.253)
Tax return of capital ................ — (0.003) — — — (0.006)
Total distributions ................... (0.127) (0.241) (0.247) (0.282) (0.286) (0.259)
Net asset value, end of period .......... $8.39 $7.90 $9.94 $10.00 $9.88 $9.27
Total return
d
....................... 7.85% (18.34)% 1.87% 4.14% 9.66% (2.70)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.17% 1.14% 1.15% 1.15% 1.16%
Expenses net of waiver and payments by
affiliates .......................... 1.08%
f
1.08%
f
1.09% 1.10%
f
1.11%
f
1.13%
f
Net investment income ............... 3.18% 2.29% 1.52% 2.36% 2.87% 2.66%
Supplemental data
Net assets, end of period (000’s) ........ $8,779 $8,827 $12,623 $17,274 $21,223 $23,620
Portfolio turnover rate ................ 58.65% 197.26% 184.44%
g
228.24% 169.95%
g
151.77%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 30.01% 105.09% 59.70%
g
137.82% 98.83%
g
84.86%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $8.00 $10.05 $10.11 $9.99 $9.38 $9.90
Income from investment operations
b
:
Net investment income .............. 0.155
c
0.263
c
0.213
c
0.294
c
0.340
c
0.308
Net realized and unrealized gains (losses) 0.487 (2.017) 0.035 0.168 0.617 (0.512)
Total from investment operations ........ 0.642 (1.754) 0.248 0.462 0.957 (0.204)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.152) (0.293) (0.308) (0.341) (0.347) (0.309)
Tax return of capital ................ — (0.003) — — — (0.007)
Total distributions ................... (0.152) (0.296) (0.308) (0.341) (0.347) (0.316)
Net asset value, end of period .......... $8.49 $8.00 $10.05 $10.11 $9.99 $9.38
Total return
d
....................... 8.07% (17.74)% 2.47% 4.72% 10.35% (2.10)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.59% 0.56% 0.52% 0.54% 0.53% 0.54%
Expenses net of waiver and payments by
affiliates .......................... 0.47%
f
0.44%
f
0.46% 0.48%
f
0.49%
f
0.49%
f
Net investment income ............... 3.74% 2.89% 2.10% 2.95% 3.49% 3.30%
Supplemental data
Net assets, end of period (000’s) ........ $459,236 $434,834 $601,624 $547,075 $481,399 $430,637
Portfolio turnover rate ................ 58.65% 197.26% 184.44%
g
228.24% 169.95%
g
151.77%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 30.01% 105.09% 59.70%
g
137.82% 98.83%
g
84.86%
*Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Financial Highlights
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended April
30, 2023
(unaudited)
Year Ended October 31,
2022 2021* 2020
a
2019
a
2018
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $7.99 $10.04 $10.10 $9.98 $9.37 $9.89
Income from investment operations
b
:
Net investment income .............. 0.151
c
0.251
c
0.202
c
0.281
c
0.328
c
0.291
Net realized and unrealized gains (losses) 0.487 (2.015) 0.035 0.169 0.618 (0.507)
Total from investment operations ........ 0.638 (1.764) 0.237 0.450 0.946 (0.216)
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.148) (0.283) (0.297) (0.329) (0.336) (0.297)
Tax return of capital ................ — (0.003) — — — (0.007)
Total distributions ................... (0.148) (0.286) (0.297) (0.329) (0.336) (0.304)
Net asset value, end of period .......... $8.48 $7.99 $10.04 $10.10 $9.98 $9.37
Total return
d
....................... 8.02% (17.86)% 2.36% 4.60% 10.23% (2.22)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.70% 0.66% 0.64% 0.64% 0.65% 0.66%
Expenses net of waiver and payments by
affiliates .......................... 0.58%
f
0.57%
f
0.58% 0.60%
f
0.61%
f
0.63%
f
Net investment income ............... 3.64% 2.76% 2.00% 2.84% 3.37% 3.16%
Supplemental data
Net assets, end of period (000’s) ........ $173,987 $175,044 $232,016 $293,080 $863,516 $620,803
Portfolio turnover rate ................ 58.65% 197.26% 184.44%
g
228.24% 169.95%
g
151.77%
Portfolio turnover rate excluding mortgage
dollar rolls
h
........................ 30.01% 105.09% 59.70%
g
137.82% 98.83%
g
8.49%
*
Includes the consolidated operations of FT Holdings Corporation I from November 1, 2020 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation I.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.
h
See Note 1(g) regarding mortgage dollar rolls.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.0%
Broadline Retail 0.0%
a,b,c
K2016470219 South Africa Ltd., A ......................... South Africa 28,762,824 $ —
a,b,c
K2016470219 South Africa Ltd., B ......................... South Africa 2,862,311 —
—
Energy Equipment & Services 0.0%
†
b
Valaris Ltd. .......................................... United States 2,435 146,100
b
Weatherford International plc ............................. United States 34,108 2,204,400
2,350,500
Total Common Stocks (Cost $1,643,717) .......................................
2,350,500
Management Investment Companies 14.2%
Capital Markets 14.2%
d
Franklin Floating Rate Income Fund ....................... United States 14,064,953 109,847,282
d
Franklin Investment Grade Corporate ETF ................... United States 16,060,000 346,093,000
d
Franklin Senior Loan ETF ............................... United States 1,737,400 41,159,006
497,099,288
Total Management Investment Companies (Cost $560,132,238) ...................
497,099,288
Preferred Stocks 0.1%
Banks 0.1%
Citigroup Capital XIII, 11.643% ........................... United States 93,000 2,712,810
Total Preferred Stocks (Cost $2,325,000) .......................................
2,712,810
Principal
Amount
*
Corporate Bonds 17.1%
Aerospace & Defense 0.5%
Boeing Co. (The) , Senior Note , 5.15% , 5/01/30 ...............
United States 13,500,000 13,610,076
Northrop Grumman Corp. , Senior Bond , 5.25% , 5/01/50 ........
United States 3,500,000 3,615,846
17,225,922
Air Freight & Logistics 0.1%
e
DAE Funding LLC , Senior Note , 144A, 1.55% , 8/01/24 ......... United Arab
Emirates 3,300,000 3,123,711
Banks 4.7%
e
Banco de Chile , Senior Bond , 144A, 2.99% , 12/09/31 .......... Chile 5,700,000 4,911,833
Banco Santander SA , Sub. Bond , 2.749% , 12/03/30 ...........
Spain 3,600,000 2,858,706
Bank of America Corp. ,
Senior Bond, 2.592% to 4/28/30, FRN thereafter, 4/29/31 ..... United States 6,700,000 5,679,017
Senior Note, 3.864% to 7/22/23, FRN thereafter, 7/23/24 ...... United States 14,700,000 14,637,252
e
BNP Paribas SA , Senior Note , 144A, 2.819% to 11/18/24, FRN
thereafter , 11/19/25 .................................. France 3,200,000 3,057,606
e
BPCE SA , Senior Note , 144A, 2.045% to 10/18/26, FRN thereafter ,
10/19/27 .......................................... France 9,500,000 8,405,079
Citigroup, Inc. ,
Senior Bond, 2.572% to 6/02/30, FRN thereafter, 6/03/31 ..... United States 8,000,000 6,774,181
Senior Bond, 3.057% to 1/24/32, FRN thereafter, 1/25/33 ..... United States 8,600,000 7,338,313
Senior Note, 4.044% to 5/31/23, FRN thereafter, 6/01/24 ...... United States 14,600,000 14,579,032
HSBC Holdings plc ,
Senior Note, 0.976% to 5/23/24, FRN thereafter, 5/24/25 ...... United Kingdom 10,500,000 9,936,377
Senior Note, 1.589% to 5/23/26, FRN thereafter, 5/24/27 ...... United Kingdom 11,200,000 9,986,132

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co. ,
Senior Bond, 4.493% to 3/23/30, FRN thereafter, 3/24/31 ..... United States 17,100,000 $ 16,674,231
Sub. Bond, 4.95%, 6/01/45 ............................ United States 1,600,000 1,528,632
KeyBank NA , Senior Note , 4.15% , 8/08/25 ..................
United States 6,200,000 5,940,295
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.063% to
9/11/24, FRN thereafter , 9/12/25 ......................... Japan 11,100,000 11,046,980
e
Nordea Bank Abp , Senior Note , 144A, 4.75% , 9/22/25 .......... Finland 5,200,000 5,172,168
Santander UK Group Holdings plc , Senior Note , 1.673% to 6/23/26,
FRN thereafter , 6/14/27 ............................... United Kingdom 6,500,000 5,695,075
e
Societe Generale SA , Senior Note , 144A, 1.792% to 6/08/26, FRN
thereafter , 6/09/27 ................................... France 10,800,000 9,493,727
Toronto-Dominion Bank (The) , Senior Note , 4.693% , 9/15/27 .....
Canada 12,000,000 11,946,351
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 .......................................... United States 4,300,000 4,332,621
Wells Fargo & Co. , Senior Note , 4.54% to 8/14/25, FRN thereafter ,
8/15/26 ........................................... United States 4,000,000 3,942,524
163,936,132
Beverages 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
Senior Bond, 4.7%, 2/01/36 ............................ Belgium 1,800,000 1,812,380
Senior Bond, 4.9%, 2/01/46 ............................ Belgium 3,400,000 3,373,133
5,185,513
Biotechnology 0.5%
AbbVie, Inc. , Senior Bond , 4.7% , 5/14/45 ...................
United States 3,200,000 3,004,386
Amgen, Inc. , Senior Bond , 5.25% , 3/02/33 ...................
United States 7,800,000 8,028,627
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 ...................
United States 6,900,000 5,874,235
16,907,248
Broadline Retail 0.0%
a,e,f
K2016470219 South Africa Ltd. , Senior Secured Note , 144A, PIK,
3% , 12/31/22 ....................................... South Africa 2,492,650 —
a,e,f
K2016470260 South Africa Ltd. , Senior Secured Note , 144A, PIK,
25% , 12/31/22 ...................................... South Africa 1,098,025 —
—
Capital Markets 1.4%
Credit Suisse Group AG ,
Senior Note, 4.55%, 4/17/26 ........................... Switzerland 3,400,000 3,166,930
e
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 . Switzerland 1,000,000 900,016
e
Senior Note, 144A, 6.373% to 7/14/25, FRN thereafter, 7/15/26 . Switzerland 2,300,000 2,241,765
Deutsche Bank AG , Senior Note , 5.371% , 9/09/27 .............
Germany 9,500,000 9,424,746
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 2.65% to 10/20/31, FRN thereafter, 10/21/32 .... United States 15,000,000 12,488,924
Senior Note, 1.948% to 10/20/26, FRN thereafter, 10/21/27 .... United States 9,700,000 8,692,793
Morgan Stanley , Senior Bond , 1.928% to 4/27/31, FRN thereafter ,
4/28/32 ........................................... United States 15,200,000 12,100,649
49,015,823
Chemicals 0.2%
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 9,300,000 6,661,125

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , Senior
Bond , 3.4% , 10/29/33 ................................. Ireland 14,600,000 $ 11,748,022
Containers & Packaging 0.2%
e
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 2,300,000 2,072,886
WRKCo, Inc. , Senior Bond , 3% , 6/15/33 ....................
United States 4,700,000 3,845,539
5,918,425
Diversified REITs 0.0%
†
Simon Property Group LP , Senior Bond , 3.25% , 9/13/49 ........
United States 2,400,000 1,646,114
Electric Utilities 1.2%
Commonwealth Edison Co. , Senior Bond , 6.45% , 1/15/38 .......
United States 700,000 814,460
Duke Energy Corp. , Senior Bond , 3.75% , 9/01/46 .............
United States 2,000,000 1,574,467
Duke Energy Florida LLC , Senior Bond , 6.4% , 6/15/38 .........
United States 1,300,000 1,483,258
Duke Energy Ohio, Inc. , Senior Bond , 5.25% , 4/01/33 ..........
United States 1,300,000 1,350,629
e
Enel Finance International NV , Senior Bond , 144A, 6.8% , 9/15/37 . Italy 3,000,000 3,220,060
Exelon Corp. , Senior Bond , 4.05% , 4/15/30 ..................
United States 8,400,000 8,074,985
Georgia Power Co. , Senior Bond , 4.3% , 3/15/42 ..............
United States 9,000,000 8,002,435
NextEra Energy Capital Holdings, Inc. , Senior Note , 6.051% , 3/01/25
United States 3,700,000 3,763,361
Southern Co. (The) ,
Senior Bond, 4.4%, 7/01/46 ............................ United States 2,000,000 1,760,542
A, Senior Bond, 3.7%, 4/30/30 ......................... United States 10,500,000 9,840,022
Virginia Electric and Power Co. , Senior Bond , 6.35% , 11/30/37 ...
United States 520,000 584,326
40,468,545
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.15% , 3/15/33 ...................
United States 2,400,000 2,310,298
Electronic Equipment, Instruments & Components 0.2%
Flex Ltd. , Senior Bond , 4.875% , 5/12/30 ....................
United States 7,500,000 7,311,214
Financial Services 0.3%
Fiserv, Inc. , Senior Bond , 2.65% , 6/01/30 ...................
United States 9,100,000 7,936,512
Shell International Finance BV , Senior Bond , 4.55% , 8/12/43 .....
Netherlands 1,700,000 1,620,169
9,556,681
Food Products 0.4%
General Mills, Inc. , Senior Note , 5.241% , 11/18/25 .............
United States 1,900,000 1,901,569
e
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. ,
Senior Note, 144A, 2.5%, 1/15/27 ....................... United States 8,200,000 7,308,496
Senior Note, 144A, 3.625%, 1/15/32 ..................... United States 2,500,000 2,101,200
Kraft Heinz Foods Co. , Senior Note , 3.75% , 4/01/30 ...........
United States 4,000,000 3,800,521
15,111,786
Ground Transportation 0.0%
†
Burlington Northern Santa Fe LLC , Senior Bond , 4.9% , 4/01/44 ...
United States 1,600,000 1,580,926
Health Care Equipment & Supplies 0.2%
e
GE HealthCare Technologies, Inc. , Senior Note , 144A, 5.6% ,
11/15/25 .......................................... United States 5,700,000 5,775,730

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
STERIS Irish FinCo. UnLtd. Co. , Senior Note , 2.7% , 3/15/31 .....
United States 2,400,000 $ 2,016,885
7,792,615
Health Care Providers & Services 0.8%
Centene Corp. , Senior Bond , 3% , 10/15/30 ..................
United States 2,500,000 2,133,163
CVS Health Corp. ,
Senior Bond, 4.78%, 3/25/38 ........................... United States 3,200,000 3,057,941
Senior Bond, 2.7%, 8/21/40 ............................ United States 2,000,000 1,434,814
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,900,000 1,656,741
Elevance Health, Inc. , Senior Bond , 4.65% , 1/15/43 ...........
United States 3,100,000 2,919,949
Kaiser Foundation Hospitals , 2019 , Senior Bond , 3.266% , 11/01/49
United States 11,270,000 8,761,630
Providence St Joseph Health Obligated Group , H , 2.746% , 10/01/26
United States 8,875,000 8,304,995
28,269,233
Health Care REITs 0.0%
†
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
3.5% , 3/15/31 ...................................... United States 1,400,000 958,591
Hotels, Restaurants & Leisure 0.3%
Las Vegas Sands Corp. , Senior Bond , 3.9% , 8/08/29 ...........
United States 2,000,000 1,826,825
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 13,000,000 10,185,500
12,012,325
Independent Power and Renewable Electricity Producers 0.2%
e
Colbun SA , Senior Bond , 144A, 3.15% , 3/06/30 ............... Chile 4,400,000 3,872,919
e,g
Talen Energy Supply LLC , Senior Secured Note , 144A, 7.25% ,
5/15/27 ........................................... United States 2,000,000 2,090,030
5,962,949
Insurance 0.5%
e
AIA Group Ltd. , Senior Bond , 144A, 4.95% , 4/04/33 ........... Hong Kong 3,900,000 3,954,172
e
Metropolitan Life Global Funding I ,
Secured Note, 144A, 5.05%, 1/06/28 ..................... United States 10,300,000 10,481,066
Secured Note, 144A, 4.3%, 8/25/29 ...................... United States 3,700,000 3,610,088
18,045,326
Interactive Media & Services 0.2%
e
Tencent Holdings Ltd. , Senior Bond , 144A, 2.39% , 6/03/30 ...... China 10,000,000 8,467,701
Life Sciences Tools & Services 0.0%
†
PerkinElmer, Inc. , Senior Bond , 2.25% , 9/15/31 ...............
United States 1,800,000 1,463,870
Media 0.6%
Charter Communications Operating LLC / Charter Communications
Operating Capital , Senior Secured Bond , 2.8% , 4/01/31 ....... United States 12,500,000 10,093,970
Fox Corp. , Senior Bond , 5.476% , 1/25/39 ...................
United States 4,800,000 4,553,482
Time Warner Cable LLC , Senior Secured Bond , 6.55% , 5/01/37 ..
United States 5,700,000 5,560,286
20,207,738
Multi-Utilities 0.2%
Berkshire Hathaway Energy Co. , Senior Bond , 6.125% , 4/01/36 ..
United States 2,700,000 3,029,193
Dominion Energy, Inc. , C , Senior Note , 3.375% , 4/01/30 ........
United States 4,351,000 3,972,961
7,002,154

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 1.4%
e
Aker BP ASA , Senior Bond , 144A, 4% , 1/15/31 ............... Norway 5,400,000 $ 4,938,051
Boardwalk Pipelines LP , Senior Bond , 3.4% , 2/15/31 ...........
United States 6,275,000 5,514,983
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 1,600,000 1,612,968
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 1,700,000 1,621,971
e
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 3,000,000 2,830,410
Energy Transfer LP ,
Senior Bond, 4.75%, 1/15/26 ........................... United States 4,500,000 4,463,873
Senior Note, 3.9%, 5/15/24 ............................ United States 3,600,000 3,539,581
Enterprise Products Operating LLC , Senior Bond , 3.125% , 7/31/29
United States 2,000,000 1,842,399
Exxon Mobil Corp. , Senior Bond , 3.452% , 4/15/51 .............
United States 2,000,000 1,605,549
e
Harvest Operations Corp. , Senior Note , 144A, 4.2% , 6/01/23 ..... South Korea 3,800,000 3,796,427
e
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 6% ,
4/15/30 ........................................... United States 2,300,000 2,145,732
MPLX LP , Senior Note , 4.875% , 6/01/25 ....................
United States 4,500,000 4,486,245
Phillips 66 , Senior Bond , 2.15% , 12/15/30 ...................
United States 4,900,000 4,091,760
TransCanada PipeLines Ltd. , Senior Bond , 4.25% , 5/15/28 ......
Canada 3,400,000 3,327,371
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 1,000,000 887,037
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 500,000 449,652
Williams Cos., Inc. (The) , Senior Bond , 3.5% , 11/15/30 .........
United States 3,200,000 2,930,476
50,084,485
Paper & Forest Products 0.1%
Suzano Austria GmbH , DM3N , Senior Bond , 3.125% , 1/15/32 ....
Brazil 2,300,000 1,830,398
Passenger Airlines 0.3%
e
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.75% , 4/20/29 ............................ United States 1,600,000 1,522,520
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.5% , 10/20/25 ..................................... United States 10,334,000 10,138,059
11,660,579
Personal Care Products 0.4%
e
Kenvue, Inc. , Senior Note , 144A, 5.05% , 3/22/28 .............. United States 10,500,000 10,878,944
e
Oriflame Investment Holding plc , Senior Secured Note , 144A,
5.125% , 5/04/26 ..................................... Switzerland 2,600,000 1,554,800
12,433,744
Pharmaceuticals 0.3%
Royalty Pharma plc , Senior Bond , 2.15% , 9/02/31 .............
United States 11,800,000 9,418,688
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ..................................... Israel 2,000,000 1,857,651
11,276,339
Real Estate Management & Development 0.1%
e
Country Garden Holdings Co. Ltd. , Senior Secured Note , Reg S,
7.25% , 4/08/26 ..................................... China 3,200,000 1,664,422
e
Vivion Investments SARL , Senior Note , Reg S, 3% , 8/08/24 ..... Luxembourg 1,700,000 EUR 1,372,518
3,036,940

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail 0.0%
†
Advance Auto Parts, Inc. ,
Senior Note, 5.9%, 3/09/26 ............................ United States 800,000 $ 821,650
Senior Note, 5.95%, 3/09/28 ........................... United States 750,000 774,601
1,596,251
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. , Senior Bond , 2.65% , 5/11/50 ....................
United States 3,000,000 2,132,799
Tobacco 0.8%
Altria Group, Inc. , Senior Bond , 3.4% , 5/06/30 ................
United States 15,000,000 13,385,070
e
Imperial Brands Finance plc , Senior Bond , 144A, 4.25% , 7/21/25 . United Kingdom 4,000,000 3,882,794
Philip Morris International, Inc. , Senior Bond , 5.375% , 2/15/33 ....
United States 8,800,000 8,981,425
26,249,289
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. , Senior Note , 3.875% , 4/15/30 .............
United States 10,000,000 9,421,128
Total Corporate Bonds (Cost $662,980,455) .....................................
597,611,939
h
Marketplace Loans 1.9%
a
Financial Services 1.9%
a a a a a a
Total Marketplace Loans (Cost $72,319,866) ....................................
65,202,173
Foreign Government and Agency Securities 2.1%
e
African Export-Import Bank (The) ,
Senior Bond, 144A, 3.994%, 9/21/29 ..................... Supranational
i
1,400,000 1,189,846
Senior Bond, 144A, 3.798%, 5/17/31 ..................... Supranational
i
11,600,000 9,479,520
e
Banque Ouest Africaine de Developpement , Senior Bond , 144A, 5% ,
7/27/27 ........................................... Supranational
i
10,700,000 9,914,941
Colombia Government Bond , Senior Bond , 5% , 6/15/45 ........
Colombia 8,800,000 5,941,938
e
Comision Federal de Electricidad , Senior Bond , 144A, 3.348% ,
2/09/31 ........................................... Mexico 12,200,000 9,732,794
e
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 3.75% ,
1/15/31 ........................................... Chile 6,500,000 6,009,868
e
Korea Electric Power Corp. , Senior Note , 144A, 5.375% , 4/06/26 . South Korea 3,900,000 3,952,162
e
Panama Government Bond , Senior Note , 144A, 3.75% , 4/17/26 .. Panama 5,700,000 5,441,448
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .........
Peru 8,000,000 6,948,626
Petroleos Mexicanos , Senior Bond , 6.625% , 6/15/35 ...........
Mexico 6,000,000 4,173,977
e
Romania Government Bond , Senior Bond , 144A, 6.125% , 1/22/44 . Romania 9,500,000 9,170,017
Total Foreign Government and Agency Securities (Cost $89,377,348) ..............
71,955,137
U.S. Government and Agency Securities 28.6%
FFCB , 2.1%, 2/25/36 ...................................
United States 9,300,000 7,100,078
U.S. Treasury Bonds ,
1.125%, 5/15/40 ..................................... United States 4,000,000 2,682,734
1.125%, 8/15/40 ..................................... United States 28,600,000 19,022,910
1.75%, 8/15/41 ..................................... United States 145,700,000 106,050,818
3.125%, 11/15/41 .................................... United States 11,300,000 10,339,279
2.5%, 5/15/46 ...................................... United States 9,000,000 7,171,524
2.25%, 8/15/46 ..................................... United States 28,800,000 21,809,250
2.75%, 11/15/47 ..................................... United States 25,500,000 21,257,637
3.125%, 5/15/48 ..................................... United States 16,500,000 14,752,031
3%, 8/15/48 ........................................ United States 17,000,000 14,870,352

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
2.875%, 5/15/49 ..................................... United States 14,000,000 $ 12,003,906
2.25%, 8/15/49 ..................................... United States 39,000,000 29,384,063
1.25%, 5/15/50 ..................................... United States 13,300,000 7,758,160
2.375%, 5/15/51 ..................................... United States 5,800,000 4,462,488
1.875%, 11/15/51 .................................... United States 76,200,000 51,946,969
U.S. Treasury Notes ,
3.875%, 3/31/25 ..................................... United States 77,000,000 76,693,203
0.25%, 9/30/25 ..................................... United States 107,000,000 98,264,454
0.375%, 11/30/25 .................................... United States 128,000,000 117,249,999
0.375%, 12/31/25 .................................... United States 41,000,000 37,529,414
j
Index Linked, 0.625%, 1/15/26 .......................... United States 35,400,000 43,701,032
0.75%, 5/31/26 ..................................... United States 2,000,000 1,828,437
2.75%, 4/30/27 ..................................... United States 138,300,000 133,932,205
3.25%, 6/30/27 ..................................... United States 18,100,000 17,865,619
3.125%, 8/31/27 ..................................... United States 67,000,000 65,836,660
3.625%, 3/31/28 ..................................... United States 17,000,000 17,093,633
1.875%, 2/15/32 ..................................... United States 5,200,000 4,596,922
2.875%, 5/15/32 ..................................... United States 49,700,000 47,580,955
3.5%, 2/15/33 ...................................... United States 9,000,000 9,054,141
Total U.S. Government and Agency Securities (Cost $1,085,156,952) ..............
1,001,838,873
Asset-Backed Securities 10.1%
Commercial Services & Supplies 0.2%
e,k
Armada Euro CLO IV DAC , 4A , B , 144A, FRN , 4.877% , 7/15/33 . .. Ireland 5,100,000 EUR 5,374,608
Financial Services 9.9%
e,l
Adagio CLO VIII DAC , VIII-A , B1 , 144A, FRN , 4.827% , ( 3-month
EURIBOR + 1.65% ), 4/15/32 . ........................... Ireland 2,050,000 EUR 2,154,261
e,l
Antares CLO Ltd. , 2018-1A , B , 144A, FRN , 6.9% , ( 3-month USD
LIBOR + 1.65% ), 4/20/31 . ............................. United States 12,900,000 12,330,790
e,l
Ares European CLO VIII DAC , 8A , BR , 144A, FRN , 4.777% ,
( 3-month EURIBOR + 1.6% ), 4/17/32 . .................... Ireland 2,900,000 EUR 3,062,895
e,l
Bain Capital Credit CLO Ltd. ,
2018-1A, A1, 144A, FRN, 6.233%, (3-month USD LIBOR +
0.96%), 4/23/31 ..................................... United States 12,000,000 11,826,426
2018-1A, A2, 144A, FRN, 6.423%, (3-month USD LIBOR +
1.15%), 4/23/31 ..................................... United States 5,100,000 4,996,075
e,l
BCC Middle Market CLO LLC , 2018-1A , A2 , 144A, FRN , 7.4% ,
( 3-month USD LIBOR + 2.15% ), 10/20/30 . ................. United States 5,100,000 4,938,844
e,l
Blackrock European CLO IX DAC , 9A , A , 144A, FRN , 3.857% ,
( 3-month EURIBOR + 0.9% ), 12/15/32 . ................... Ireland 17,350,000 EUR 18,592,344
e,l
BlueMountain Fuji EUR CLO V DAC , 5A , B , 144A, FRN , 4.727% ,
( 3-month EURIBOR + 1.55% ), 1/15/33 . ................... Ireland 6,250,000 EUR 6,514,687
e,l
Carlyle Direct Lending CLO LLC , 2015-1A , A2R , 144A, FRN , 7.46% ,
( 3-month USD LIBOR + 2.2% ), 10/15/31 . .................. United States 10,000,000 9,406,810
e,l
Carlyle Global Market Strategies CLO Ltd. ,
2014-1A, A1R2, 144A, FRN, 6.23%, (3-month USD LIBOR +
0.97%), 4/17/31 ..................................... United States 722,802 717,139
2014-1A, A2R2, 144A, FRN, 6.39%, (3-month USD LIBOR +
1.13%), 4/17/31 ..................................... United States 6,300,000 6,126,751
e,l
CIFC Funding Ltd. , 2022-2A , A1 , 144A, FRN , 6.348% , ( 3-month
SOFR + 1.32% ), 4/19/35 . .............................. United States 23,690,000 23,321,705
e,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2018-29, PT, 144A, FRN, 19.087%, 12/15/43 ............... United States 44,658 41,782
2019-26, PT, 144A, FRN, 18.556%, 8/15/44 ................ United States 533,953 505,317
2019-31, PT, 144A, FRN, 16.995%, 9/15/44 ................ United States 437,239 408,113

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e,k
Consumer Loan Underlying Bond Certificate Issuer Trust I,
(continued)
2019-37, PT, 144A, FRN, 18.427%, 10/17/44 ............... United States 546,556 $ 521,023
2019-42, PT, 144A, FRN, 18.313%, 11/15/44 ............... United States 573,904 539,949
2019-51, PT, 144A, FRN, 16.752%, 1/15/45 ................ United States 697,279 658,059
2019-52, PT, 144A, FRN, 15.723%, 1/15/45 ................ United States 741,206 703,856
2019-S1, PT, 144A, FRN, 12.091%, 4/15/44 ................ United States 134,381 129,510
2019-S2, PT, 144A, FRN, 12.22%, 5/16/44 ................. United States 133,968 122,937
2019-S3, PT, 144A, FRN, 11.788%, 6/15/44 ................ United States 247,470 228,725
2019-S4, PT, 144A, FRN, 11.746%, 8/15/44 ................ United States 321,110 309,639
2019-S5, PT, 144A, FRN, 13.333%, 9/15/44 ................ United States 334,385 314,675
2019-S6, PT, 144A, FRN, 10.797%, 10/17/44 ............... United States 382,419 356,255
2019-S7, PT, 144A, FRN, 11.696%, 12/15/44 ............... United States 316,706 294,827
2019-S8, PT, 144A, FRN, 10.185%, 1/15/45 ................ United States 408,259 379,035
2020-2, PT, 144A, FRN, 14.271%, 3/15/45 ................. United States 742,724 701,987
2020-7, PT, 144A, FRN, 15.764%, 4/17/45 ................. United States 436,499 405,940
e,l
Cook Park CLO Ltd. , 2018-1A , A2 , 144A, FRN , 6.38% , ( 3-month
USD LIBOR + 1.12% ), 4/17/30 . ......................... United States 6,000,000 5,798,469
l
CWABS, Inc. , 2004-1 , M1 , FRN , 5.77% , ( 1-month USD LIBOR +
0.75% ), 3/25/34 . .................................... United States 146,239 142,789
e,l
Dryden 97 CLO Ltd. , 2022-97A , A , 144A, FRN , 6.348% , ( 3-month
SOFR + 1.3% ), 4/20/35 . ............................... United States 17,750,000 17,376,676
e,l
Ellington CLO III Ltd. ,
2018-3A, A1, 144A, FRN, 6.9%, (3-month USD LIBOR + 1.65%),
7/20/30 ........................................... United States 4,340,196 4,306,384
2018-3A, A2R, 144A, FRN, 7%, (3-month USD LIBOR + 1.75%),
7/20/30 ........................................... United States 8,037,399 7,990,563
e
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 . ... United States 11,458,282 10,433,852
e,l
Galaxy XXVII CLO Ltd. , 2018-27A , A , 144A, FRN , 5.892% , ( 3-month
USD LIBOR + 1.02% ), 5/16/31 . ......................... United States 1,000,000 991,081
e,l
Holland Park CLO DAC , 1A , A1RR , 144A, FRN , 3.541% , ( 3-month
EURIBOR + 0.92% ), 11/14/32 . .......................... Ireland 50,450,000 EUR 54,133,498
e
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 ...................... United States 15,347,503 13,724,133
2021-3, B, 144A, 2.649%, 1/17/41 ....................... United States 5,901,337 5,165,715
e,l
Logan CLO I Ltd. , 2021-1A , A , 144A, FRN , 6.41% , ( 3-month USD
LIBOR + 1.16% ), 7/20/34 . ............................. United States 4,750,000 4,686,265
e,l
Madison Park Euro Funding VIII DAC , 8A , ARR , 144A, FRN ,
3.997% , ( 3-month EURIBOR + 0.82% ), 4/15/32 . ............. Ireland 33,550,000 EUR 36,038,712
e,l
Neuberger Berman CLO XVIII Ltd. , 2014-18A , A1BR , 144A, FRN ,
6.661% , ( 3-month USD LIBOR + 1.4% ), 10/21/30 . ........... United States 1,700,000 1,672,977
e
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A,
1.91% , 10/20/61 . .................................... United States 19,400,000 16,880,004
e,l
Octagon Investment Partners 35 Ltd. , 2018-1A , A1B , 144A, FRN ,
6.35% , ( 3-month USD LIBOR + 1.1% ), 1/20/31 . ............. United States 3,325,000 3,252,890
e,l
Octagon Investment Partners 36 Ltd. ,
2018-1A, A1, 144A, FRN, 6.23%, (3-month USD LIBOR + 0.97%),
4/15/31 ........................................... United States 18,000,000 17,842,500
2018-1A, A2, 144A, FRN, 6.46%, (3-month USD LIBOR + 1.2%),
4/15/31 ........................................... United States 8,500,000 8,295,009
e,l
Palmer Square CLO Ltd. , 2021-2A , A , 144A, FRN , 6.41% , ( 3-month
USD LIBOR + 1.15% ), 7/15/34 . ......................... United States 1,000,000 982,090
e,l
Pikes Peak CLO 6 , 2020-6A , AR2 , 144A, FRN , 6.085% , ( 3-month
USD LIBOR + 1.17% ), 5/18/34 . ......................... United States 4,500,000 4,433,262
e,k
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 15.626%, 3/15/26 ................ United States 386,292 377,018
2020-PT2, A, 144A, FRN, 16.315%, 4/15/26 ................ United States 494,312 472,843

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
e,k
Prosper Pass-Thru Trust III, (continued)
2020-PT3, A, 144A, FRN, 9.626%, 5/15/26 ................. United States 190,067 $ 178,327
e,l
Strata CLO I Ltd. , 2018-1A , B , 144A, FRN , 7.46% , ( 3-month USD
LIBOR + 2.2% ), 1/15/31 . .............................. United States 11,000,000 10,940,325
e,l
TICP CLO VI Ltd. , 2016-6A , AR2 , 144A, FRN , 6.38% , ( 3-month USD
LIBOR + 1.12% ), 1/15/34 . ............................. United States 9,200,000 9,048,200
e,k
Upgrade Master Pass-Thru Trust ,
2019-PT1, A, 144A, FRN, 12.609%, 6/15/25 ................ United States 112,937 102,077
2019-PT2, A, 144A, FRN, 15.864%, 2/15/26 ................ United States 359,590 352,476
e,l
Voya CLO Ltd. , 2018-2A , A2 , 144A, FRN , 6.51% , ( 3-month USD
LIBOR + 1.25% ), 7/15/31 . ............................. United States 1,500,000 1,467,755
347,696,246
a a a a a a
Ground Transportation 0.0%
†
Union Pacific Railroad Co. Pass-Through Trust , 2005-1 , 5.082% ,
1/02/29 . ........................................... United States 30,932 31,329
Passenger Airlines 0.0%
†
United Airlines Pass-Through Trust , 2020-1 , B , 4.875% , 7/15/27 . ..
United States 1,027,500 997,123
Total Asset-Backed Securities (Cost $368,237,934) ..............................
354,099,306
Commercial Mortgage-Backed Securities 1.3%
Financial Services 1.3%
e,l
BX Commercial Mortgage Trust , 2021-VOLT , B , 144A, FRN , 5.898% ,
( 1-month USD LIBOR + 0.95% ), 9/15/36 .................. United States 9,840,000 9,413,741
e,l
BX Mortgage Trust , 2021-PAC , B , 144A, FRN , 5.847% , ( 1-month
USD LIBOR + 0.899% ), 10/15/36 ........................ United States 9,220,000 8,823,312
e,l
BX Trust , 2022-IND , A , 144A, FRN , 6.381% , ( 1-month SOFR +
1.491% ), 4/15/37 .................................... United States 14,321,219 14,143,835
k
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 United States 1,576,925 1,027,456
e,l
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 5.648% , ( 1-month
USD LIBOR + 0.7% ), 6/15/34 ........................... United States 9,840,000 9,716,989
e,k
Eleven Madison Mortgage Trust , 2015-11MD , A , 144A, FRN ,
3.673% , 9/10/35 ..................................... United States 3,255,000 2,968,950
l
FNMA , 2005-122 , FN , FRN , 5.37% , ( 1-month USD LIBOR + 0.35% ),
1/25/36 ........................................... United States 380,188 371,917
a
Weyerhaeuser Mortgage Co. of Texas , 1984-A , 7.43% , 1/01/24 ... United States 1,421 1,421
46,467,621
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $48,348,986) ................
46,467,621
Mortgage-Backed Securities 24.6%
m
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%
†
FHLMC, 3.519%, (COFI 11th District +/- MBS Margin), 11/01/27 .. United States 443,515 432,157
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.0%
FHLMC Gold Pool, 30 Year, 4.5%, 3/01/39 .................. United States 565,732 568,704
FHLMC Gold Pool, 30 Year, 5%, 8/01/33 - 2/01/39 ............. United States 3,529,336 3,599,518
FHLMC Gold Pool, 30 Year, 5.5%, 1/01/35 - 12/01/37 .......... United States 315,990 327,536
FHLMC Gold Pool, 30 Year, 6%, 5/01/33 - 4/01/38 ............. United States 414,655 431,439
FHLMC Gold Pool, 30 Year, 6.5%, 8/01/25 - 3/01/39 ........... United States 339,208 355,969
FHLMC Gold Pool, 30 Year, 7%, 1/01/28 - 7/01/32 ............. United States 23,023 23,750
FHLMC Gold Pool, 30 Year, 7.5%, 3/01/32 .................. United States 7,007 7,516
FHLMC Gold Pool, 30 Year, 8%, 2/01/30 .................... United States 7,057 7,303
FHLMC Gold Pool, 30 Year, 8.5%, 10/01/24 - 8/01/30 .......... United States 1,355 1,402
FHLMC Pool, 15 Year, 2%, 4/01/37 - 7/01/37 ................. United States 6,578,591 5,941,645

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 15 Year, 2.5%, 4/01/37 - 5/01/37 ............... United States 13,685,815 $ 12,725,045
FHLMC Pool, 15 Year, 3%, 4/01/37 - 9/01/37 ................. United States 6,769,194 6,437,293
FHLMC Pool, 30 Year, 2%, 1/01/52 ........................ United States 52,823,306 44,023,779
FHLMC Pool, 30 Year, 2%, 3/01/52 ........................ United States 41,560,934 34,621,691
FHLMC Pool, 30 Year, 2%, 4/01/52 ........................ United States 75,774,816 63,143,418
FHLMC Pool, 30 Year, 2%, 2/01/52 ........................ United States 572,629 477,276
FHLMC Pool, 30 Year, 2.5%, 10/01/51 ...................... United States 38,915,086 33,759,992
FHLMC Pool, 30 Year, 2.5%, 5/01/52 ....................... United States 29,222,727 25,345,192
FHLMC Pool, 30 Year, 2.5%, 12/01/51 - 8/01/52 .............. United States 3,131,867 2,715,296
FHLMC Pool, 30 Year, 3.5%, 8/01/52 ....................... United States 2,055,500 1,911,466
FHLMC Pool, 30 Year, 4%, 8/01/52 ........................ United States 44,940,490 43,002,815
FHLMC Pool, 30 Year, 4.5%, 8/01/52 ....................... United States 106,544,493 104,229,190
FHLMC Pool, 30 Year, 6%, 4/01/53 ........................ United States 1,052,119 1,072,273
384,729,508
m
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
FNMA, 2.574%, (3-year CMT T-Note +/- MBS Margin), 12/01/24 .. United States 401 398
FNMA, 3.699%, (6-month USD LIBOR +/- MBS Margin), 10/01/32 . United States 50,332 49,131
FNMA, 3.845% - 4.151%, (12-month USD LIBOR +/- MBS Margin),
2/01/34 - 3/01/37 .................................... United States 314,109 311,822
FNMA, 3.523% - 4.173%, (COFI 11th District +/- MBS Margin),
12/01/27 - 9/01/34 ................................... United States 1,045,047 1,011,951
FNMA, 4.279% - 4.919%, (1-year CMT T-Note +/- MBS Margin),
5/01/25 - 10/01/36 ................................... United States 57,020 56,375
1,429,677
Federal National Mortgage Association (FNMA) Fixed Rate 12.4%
FNMA, 15 Year, 2%, 4/01/37 - 6/01/37 ...................... United States 6,842,804 6,180,287
FNMA, 15 Year, 3%, 5/01/37 - 10/01/37 ..................... United States 5,947,994 5,655,665
FNMA, 30 Year, 2%, 1/01/52 - 2/01/52 ...................... United States 16,622,053 13,859,480
FNMA, 30 Year, 2.5%, 4/01/52 ........................... United States 15,330,456 13,291,542
FNMA, 30 Year, 3%, 11/01/51 ............................ United States 36,910,493 33,226,258
FNMA, 30 Year, 3%, 12/01/51 - 7/01/52 ..................... United States 16,009,742 14,400,922
FNMA, 30 Year, 3.5%, 6/01/52 - 8/01/52 .................... United States 6,183,120 5,749,871
n
FNMA, 30 Year, 3.5%, 12/01/52 ........................... United States 35,680,038 33,179,946
FNMA, 30 Year, 4%, 3/01/53 ............................. United States 3,548,405 3,393,754
FNMA, 30 Year, 5%, 6/01/36 - 5/01/39 ...................... United States 659,149 670,484
FNMA, 30 Year, 5.5%, 6/01/33 - 8/01/37 .................... United States 2,543,910 2,595,501
FNMA, 30 Year, 6%, 9/01/32 - 9/01/38 ...................... United States 2,622,138 2,731,854
FNMA, 30 Year, 6.5%, 8/01/28 - 5/01/37 .................... United States 90,310 93,723
FNMA, 30 Year, 7%, 11/01/25 ............................ United States 1,167 1,165
FNMA, 30 Year, 7.5%, 1/01/30 ........................... United States 5,089 5,343
FNMA, 30 Year, 8.5%, 4/01/30 - 5/01/32 .................... United States 21,507 22,735
o
FNMA, Single-family, 30 Year, 5%, 5/25/53 .................. United States 120,084,000 119,403,836
o
FNMA, Single-family, 30 Year, 5.5%, 5/25/53 ................. United States 180,490,000 181,984,685
436,447,051
m
Government National Mortgage Association (GNMA) Adjustable Rate 0.0%
†
GNMA II, 2.75% - 2.75%, (1-year CMT T-Note +/- MBS Margin),
10/20/26 - 10/20/26 .................................. United States 6,822 6,585
6,585
Government National Mortgage Association (GNMA) Fixed Rate 1.1%
GNMA I, 30 Year, 7%, 10/15/27 - 6/15/31 .................... United States 8,233 8,721
GNMA I, Single-family, 30 Year, 6%, 1/15/39 ................. United States 52,689 55,298
GNMA I, Single-family, 30 Year, 6.5%, 10/15/31 - 7/15/38 ........ United States 9,579 9,836
GNMA I, Single-family, 30 Year, 7%, 3/15/28 - 4/15/28 .......... United States 3,460 3,488

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
GNMA I, Single-family, 30 Year, 7.5%, 8/15/25 - 2/15/26 ........ United States 2,340 $ 2,345
GNMA I, Single-family, 30 Year, 9%, 9/15/25 ................. United States 10 10
GNMA II, Single-family, 30 Year, 2%, 4/20/52 - 7/20/52 ......... United States 22,900,097 19,639,489
GNMA II, Single-family, 30 Year, 2.5%, 6/20/52 ............... United States 1,758,362 1,554,739
GNMA II, Single-family, 30 Year, 2.5%, 7/20/52 ............... United States 17,928,992 15,855,862
GNMA II, Single-family, 30 Year, 3%, 10/20/49 ................ United States 26,824 24,727
GNMA II, Single-family, 30 Year, 6%, 5/20/31 ................. United States 1,300 1,355
GNMA II, Single-family, 30 Year, 6.5%, 3/20/28 - 7/20/38 ........ United States 153,547 163,370
GNMA II, Single-family, 30 Year, 7.5%, 8/20/30 - 1/20/33 ........ United States 21,096 21,776
37,341,016
Total Mortgage-Backed Securities (Cost $871,849,900) ...........................
860,385,994
Municipal Bonds 3.8%
California 2.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue, Senior Lien , 2019 , 2.934% ,
6/01/32 ........................................... United States 6,810,000 5,979,555
California Municipal Finance Authority , United States General
Services Administration , Revenue , 2020 , 2.519% , 10/01/35 .... United States 9,715,000 7,166,829
Clovis Unified School District , GO , 2021 B , Refunding , 3.067% ,
8/01/39 ........................................... United States 1,500,000 1,213,007
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 ,
Refunding , 3.85% , 6/01/50 ............................. United States 20,900,000 19,167,896
Regents of the University of California , Medical Center , Revenue ,
2022 Q , 4.563% , 5/15/53 .............................. United States 6,400,000 6,193,578
San Bernardino Community College District ,
GO, 2021, Refunding, 2.686%, 8/01/41 ................... United States 20,405,000 15,244,986
GO, 2021, Refunding, 2.856%, 8/01/49 ................... United States 11,880,000 8,147,449
San Jose Redevelopment Agency Successor Agency , Tax Allocation,
Senior Lien , 2017 A-T , Refunding , 3.226% , 8/01/27 .......... United States 6,150,000 5,842,334
State of California , GO , 2017 , Refunding , 4% , 11/01/33 .........
United States 250,000 262,658
University of California , Revenue , 2015 J , Refunding , 4.131% ,
5/15/45 ........................................... United States 10,750,000 10,014,102
79,232,394
Illinois 0.0%
†
Chicago Transit Authority Sales & Transfer Tax Receipts , Revenue ,
2008 A , 6.899% , 12/01/40 ............................. United States 780,000 902,730
Massachusetts 0.2%
Commonwealth of Massachusetts , GO , 2020 C , Refunding , 2.514% ,
7/01/41 ........................................... United States 700,000 534,396
Massachusetts School Building Authority ,
Revenue, 2019 B, Refunding, 3.395%, 10/15/40 ............. United States 6,760,000 5,715,428
Revenue, Senior Lien, 2016 C, Refunding, 4%, 11/15/35 ...... United States 150,000 153,789
6,403,613
Minnesota 0.2%
State of Minnesota , GO , 2013 F , Refunding , 4% , 10/01/24 .......
United States 5,760,000 5,785,785
New York 0.3%
Port Authority of New York & New Jersey ,
Revenue, 191, 4.823%, 6/01/45 ......................... United States 4,570,000 4,471,065
Revenue, 192, 4.81%, 10/15/65 ......................... United States 5,000,000 5,063,519

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
9,534,584
Ohio 0.4%
Greenville City School District , GO , 2019 , Refunding , 3.541% ,
1/01/51 ........................................... United States 16,585,000 $ 12,939,027
Oregon 0.0%
†
City of Beaverton , Water , Revenue , 2020 , 5% , 4/01/33 .........
United States 250,000 289,211
City of Portland , Water System , Revenue, First Lien , 2016 A ,
Refunding , 4% , 4/01/32 ............................... United States 265,000 274,463
563,674
Texas 0.4%
City of Austin ,
Electric Utility, Revenue, 2008, Refunding, AGMC Insured, 6.262%,
11/15/32 ......................................... United States 11,265,000 12,160,593
Electric Utility, Revenue, 2019 C, Refunding, 2.785%, 11/15/31 .. United States 370,000 323,732
San Antonio Water System , Revenue , 2010 B , 5.92% , 5/15/40 ...
United States 250,000 276,982
Texas State University System , Revenue , 2019 B , Refunding ,
2.938% , 3/15/33 ..................................... United States 2,655,000 2,364,662
15,125,969
Utah 0.1%
City of Salt Lake City , Sales and Excise Tax , Revenue , 2019 B ,
Refunding , 3.102% , 4/01/38 ............................ United States 3,155,000 2,669,711
Total Municipal Bonds (Cost $154,450,501) .....................................
133,157,487
Residential Mortgage-Backed Securities 3.9%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 5.76% ,
( 1-month USD LIBOR + 0.74% ), 3/25/28 .................. United States 189,063 177,157
Financial Services 3.9%
e
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ....................... United States 1,777,072 1,739,532
k
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................... United States 4,311,150 4,102,733
e,k
CIM Trust ,
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 .................. United States 1,185,394 1,127,250
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 .................. United States 802,467 770,181
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 .................. United States 2,072,618 1,974,200
e,k
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 United States 170,393 162,575
e,k
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% ,
3/25/67 ........................................... United States 3,301,952 3,219,783
Credit Suisse First Boston Mortgage Securities Corp. , 2004-6 , 3A1 ,
5% , 1/25/38 ........................................ Switzerland 75,395 46,023
l
FHLMC STACR Debt Notes ,
2015-DNA3, M3, FRN, 9.72%, (1-month USD LIBOR + 4.7%),
4/25/28 ........................................... United States 1,185,371 1,246,676
2016-DNA2, M3, FRN, 9.67%, (1-month USD LIBOR + 4.65%),
10/25/28 .......................................... United States 10,206,896 10,697,635
2016-HQA2, M3, FRN, 10.17%, (1-month USD LIBOR + 5.15%),
11/25/28 .......................................... United States 10,577,251 11,191,584

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
e,l
FHLMC STACR REMIC Trust ,
2020-DNA1, M2, 144A, FRN, 6.72%, (1-month USD LIBOR +
1.7%), 1/25/50 ...................................... United States 1,632,963 $ 1,625,367
2022-DNA3, M1A, 144A, FRN, 6.815%, (30-day SOFR Average +
2%), 4/25/42 ....................................... United States 6,091,075 6,112,770
l
FNMA Connecticut Avenue Securities ,
2013-C01, M2, FRN, 10.27%, (1-month USD LIBOR + 5.25%),
10/25/23 .......................................... United States 2,650,296 2,701,234
2014-C02, 2M2, FRN, 7.62%, (1-month USD LIBOR + 2.6%),
5/25/24 ........................................... United States 1,594,133 1,606,592
2014-C03, 2M2, FRN, 7.92%, (1-month USD LIBOR + 2.9%),
7/25/24 ........................................... United States 451,166 455,823
2014-C04, 1M2, FRN, 9.92%, (1-month USD LIBOR + 4.9%),
11/25/24 .......................................... United States 5,980,330 6,285,843
2014-C04, 2M2, FRN, 10.02%, (1-month USD LIBOR + 5%),
11/25/24 .......................................... United States 107,542 108,615
2016-C03, 1M2, FRN, 10.32%, (1-month USD LIBOR + 5.3%),
10/25/28 .......................................... United States 2,392,447 2,529,613
e,k
J.P. Morgan Mortgage Trust ,
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................... United States 16,162,984 14,218,818
2021-14, A4, 144A, FRN, 2.5%, 5/25/52 ................... United States 13,128,229 11,497,275
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................... United States 7,581,015 6,639,206
e,k
Mill City Mortgage Loan Trust , 2018-4 , A1B , 144A, FRN , 3.5% ,
4/25/66 ........................................... United States 6,074,393 5,868,962
e,k
OBX Trust , 2021-J3 , A4 , 144A, FRN , 2.5% , 10/25/51 ........... United States 3,336,931 2,929,535
e,k
Provident Funding Associates LLP , 2021-J1 , A3 , 144A, FRN , 2.5% ,
2/20/49 ........................................... United States 10,737,982 9,403,974
e,k
Provident Funding Mortgage Trust , 2019-1 , A2 , 144A, FRN , 3% ,
12/25/49 .......................................... United States 1,800,943 1,576,124
e,k
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 ........... United States 19,191,526 17,156,159
e,k
Towd Point Mortgage Trust ,
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 .................. United States 660,237 649,657
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................... United States 8,862,000 8,548,490
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................... United States 296,638 292,850
136,485,079
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $149,677,830) ................
136,662,236
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,b
K2016470219 South Africa Ltd., Escrow Account .............. South Africa 141,599 —
b
Mesquite Energy, Inc., Escrow Account ..................... United States 3,000,000 22,500
Total Escrows and Litigation Trusts (Cost $2,814,453) ...........................
22,500
Total Long Term Investments (Cost $4,069,315,180) .............................
3,769,565,864
a

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Short Term Investments 1.3%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.3%
d,p
Institutional Fiduciary Trust - Money Market Portfolio, 4.483% .... United States 46,253,521 $ 46,253,521
Total Money Market Funds (Cost $46,253,521) ..................................
46,253,521
Total Short Term Investments (Cost $46,253,521 ) ................................
46,253,521
a
Total Investments (Cost $4,115,568,701) 109.0% .................................
$3,815,819,385
Other Assets, less Liabilities (9.0)% ...........................................
(317,060,982)
Net Assets 100.0% ...........................................................
$3,498,758,403
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 13 regarding fair value measurements.
b
Non-income producing.
c
See Note 8 regarding restricted securities.
d
See Note 3(f) regarding investments in affiliated management investment companies.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $707,325,914, representing 20.2% of net assets.
f
Income may be received in additional securities and/or cash.
g
See Note 7 regarding credit risk and defaulted securities.
h
See Note 1(i) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount of security is adjusted for inflation. See Note 1(k).
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgag-
es pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
n
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
o
Security purchased on a to-be-announced (TBA) basis. See Note 1(d).
p
The rate shown is the annualized seven-day effective yield at period end.

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

At April 30, 2023, the Fund had the following marketplace loans outstanding. See Note 1(i).
Description
Principal
Amount Value
Marketplace Loans - 1.9%
Block, Inc.
4790013.SQ.FTS.B, Zero Cpn, 5/29/23 ... $ 600 $ 182
4796753.SQ.FTS.B, Zero Cpn, 6/01/23 ... 2,124 685
4798341.SQ.FTS.B, Zero Cpn, 6/01/23 ... 587 151
4798675.SQ.FTS.B, Zero Cpn, 6/01/23 ... 1,206 324
4799114.SQ.FTS.B, Zero Cpn, 6/01/23 ... 613 361
4807316.SQ.FTS.B, Zero Cpn, 6/02/23 ... 297 172
4807599.SQ.FTS.B, Zero Cpn, 6/02/23 ... 453 115
4808701.SQ.FTS.B, Zero Cpn, 6/02/23 ... 93 34
4810447.SQ.FTS.B, Zero Cpn, 6/03/23 ... 2,379 622
4812027.SQ.FTS.B, Zero Cpn, 6/03/23 ... 447 70
4813955.SQ.FTS.B, Zero Cpn, 6/03/23 ... 20,691 6,948
4814556.SQ.FTS.B, Zero Cpn, 6/04/23 ... 616 129
4814833.SQ.FTS.B, Zero Cpn, 6/04/23 ... 24,496 9,598
4815623.SQ.FTS.B, Zero Cpn, 6/05/23 ... 61 27
4815651.SQ.FTS.B, Zero Cpn, 6/05/23 ... 944 166
4818987.SQ.FTS.B, Zero Cpn, 6/06/23 ... 2,640 851
4819180.SQ.FTS.B, Zero Cpn, 6/07/23 ... 887 225
4819217.SQ.FTS.B, Zero Cpn, 6/07/23 ... 16,482 5,927
4820289.SQ.FTS.B, Zero Cpn, 6/07/23 ... 280 95
4821247.SQ.FTS.B, Zero Cpn, 6/07/23 ... 1,837 1,407
4821611.SQ.FTS.B, Zero Cpn, 6/08/23 ... 702 75
4823342.SQ.FTS.B, Zero Cpn, 6/08/23 ... 824 177
4824622.SQ.FTS.B, Zero Cpn, 6/08/23 ... 2,538 750
4827165.SQ.FTS.B, Zero Cpn, 6/09/23 ... 1,298 128
4831089.SQ.FTS.B, Zero Cpn, 6/10/23 ... 3,668 1,081
4832683.SQ.FTS.B, Zero Cpn, 6/10/23 ... 1,623 488
4832985.SQ.FTS.B, Zero Cpn, 6/10/23 ... 12,795 2,143
4834601.SQ.FTS.B, Zero Cpn, 6/12/23 ... 315 192
4836929.SQ.FTS.B, Zero Cpn, 6/13/23 ... 6,637 1,744
4837116.SQ.FTS.B, Zero Cpn, 6/13/23 ... 2,784 695
4838193.SQ.FTS.B, Zero Cpn, 6/14/23 ... 12,277 5,122
4839360.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,136 481
4839366.SQ.FTS.B, Zero Cpn, 6/14/23 ... 11,177 3,614
4839716.SQ.FTS.B, Zero Cpn, 6/14/23 ... 727 223
4840254.SQ.FTS.B, Zero Cpn, 6/14/23 ... 488 137
4840334.SQ.FTS.B, Zero Cpn, 6/14/23 ... 1,577 354
4840427.SQ.FTS.B, Zero Cpn, 6/14/23 ... 7,657 1,561
4840766.SQ.FTS.B, Zero Cpn, 6/14/23 ... 2,241 875
4841078.SQ.FTS.B, Zero Cpn, 6/15/23 ... 5,371 2,646
4842339.SQ.FTS.B, Zero Cpn, 6/15/23 ... 565 326
4842858.SQ.FTS.B, Zero Cpn, 6/15/23 ... 13,328 3,480
4843142.SQ.FTS.B, Zero Cpn, 6/15/23 ... 10,181 3,121
4848471.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,931 678
4848662.SQ.FTS.B, Zero Cpn, 6/16/23 ... 5,372 1,372
4848703.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,526 372
4850020.SQ.FTS.B, Zero Cpn, 6/16/23 ... 156 44
4850454.SQ.FTS.B, Zero Cpn, 6/16/23 ... 1,505 499
4857326.SQ.FTS.B, Zero Cpn, 6/16/23 ... 2,821 1,785
4857771.SQ.FTS.B, Zero Cpn, 6/17/23 ... 615 364
4858016.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,782 238
4860376.SQ.FTS.B, Zero Cpn, 6/17/23 ... 1,539 376
4860428.SQ.FTS.B, Zero Cpn, 6/17/23 ... 536 81
4860575.SQ.FTS.B, Zero Cpn, 6/17/23 ... 431 311
4861177.SQ.FTS.B, Zero Cpn, 6/17/23 ... 526 121
4861282.SQ.FTS.B, Zero Cpn, 6/17/23 ... 3,163 287
Description
Principal
Amount Value
Block, Inc. (continued)
4861849.SQ.FTS.B, Zero Cpn, 6/18/23 ... $ 2,450 $ 733
4861902.SQ.FTS.B, Zero Cpn, 6/18/23 ... 1,609 356
4861917.SQ.FTS.B, Zero Cpn, 6/18/23 ... 7,117 2,379
4863326.SQ.FTS.B, Zero Cpn, 6/19/23 ... 3,248 1,482
4863471.SQ.FTS.B, Zero Cpn, 6/19/23 ... 7,932 3,195
4863939.SQ.FTS.B, Zero Cpn, 6/20/23 ... 4,427 2,235
4866438.SQ.FTS.B, Zero Cpn, 6/20/23 ... 954 174
4866448.SQ.FTS.B, Zero Cpn, 6/20/23 ... 229 134
4866709.SQ.FTS.B, Zero Cpn, 6/20/23 ... 2,267 571
4866826.SQ.FTS.B, Zero Cpn, 6/20/23 ... 204 109
4867919.SQ.FTS.B, Zero Cpn, 6/21/23 ... 6,047 1,712
4868143.SQ.FTS.B, Zero Cpn, 6/21/23 ... 4,894 2,240
4868584.SQ.FTS.B, Zero Cpn, 6/21/23 ... 5,694 1,613
4876386.SQ.FTS.B, Zero Cpn, 6/23/23 ... 16,075 6,622
4876490.SQ.FTS.B, Zero Cpn, 6/24/23 ... 431 194
4876558.SQ.FTS.B, Zero Cpn, 6/24/23 ... 8,861 2,427
4877824.SQ.FTS.B, Zero Cpn, 6/26/23 ... 694 508
4878563.SQ.FTS.B, Zero Cpn, 6/27/23 ... 222 172
4879038.SQ.FTS.B, Zero Cpn, 6/27/23 ... 1,707 718
4880873.SQ.FTS.B, Zero Cpn, 6/28/23 ... 5,286 2,300
4881090.SQ.FTS.B, Zero Cpn, 6/28/23 ... 96 82
4881733.SQ.FTS.B, Zero Cpn, 6/28/23 ... 881 502
4881919.SQ.FTS.B, Zero Cpn, 6/28/23 ... 793 131
4882161.SQ.FTS.B, Zero Cpn, 6/28/23 ... 203 100
4884630.SQ.FTS.B, Zero Cpn, 6/29/23 ... 880 233
4885669.SQ.FTS.B, Zero Cpn, 6/29/23 ... 1,042 209
4885699.SQ.FTS.B, Zero Cpn, 6/29/23 ... 854 456
4885937.SQ.FTS.B, Zero Cpn, 6/29/23 ... 2,665 819
4889312.SQ.FTS.B, Zero Cpn, 6/30/23 ... 4,336 1,636
4889567.SQ.FTS.B, Zero Cpn, 7/01/23 ... 199 171
4889629.SQ.FTS.B, Zero Cpn, 7/01/23 ... 2,050 434
4889665.SQ.FTS.B, Zero Cpn, 7/01/23 ... 1,512 645
4889899.SQ.FTS.B, Zero Cpn, 7/02/23 ... 5,336 1,542
4890016.SQ.FTS.B, Zero Cpn, 7/02/23 ... 1,471 134
4890173.SQ.FTS.B, Zero Cpn, 7/02/23 ... 867 582
4890331.SQ.FTS.B, Zero Cpn, 7/02/23 ... 2,224 1,003
4890584.SQ.FTS.B, Zero Cpn, 7/03/23 ... 2,828 814
4890950.SQ.FTS.B, Zero Cpn, 7/03/23 ... 168 157
4891423.SQ.FTS.B, Zero Cpn, 7/03/23 ... 5,301 2,076
4895734.SQ.FTS.B, Zero Cpn, 7/05/23 ... 4,044 2,304
4899740.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,941 1,937
4900639.SQ.FTS.B, Zero Cpn, 7/06/23 ... 4,243 2,317
4901412.SQ.FTS.B, Zero Cpn, 7/07/23 ... 183 143
4901767.SQ.FTS.B, Zero Cpn, 7/07/23 ... 7,586 2,836
4902989.SQ.FTS.B, Zero Cpn, 7/08/23 ... 1,152 494
4903860.SQ.FTS.B, Zero Cpn, 7/09/23 ... 2,275 402
4904577.SQ.FTS.B, Zero Cpn, 7/10/23 ... 496 379
4905084.SQ.FTS.B, Zero Cpn, 7/10/23 ... 1,978 1,067
4906129.SQ.FTS.B, Zero Cpn, 7/10/23 ... 2,078 969
4907186.SQ.FTS.B, Zero Cpn, 7/11/23 ... 674 519
4910039.SQ.FTS.B, Zero Cpn, 7/12/23 ... 4,373 1,674
4914413.SQ.FTS.B, Zero Cpn, 7/13/23 ... 45 38
4914843.SQ.FTS.B, Zero Cpn, 7/13/23 ... 210 57
4914994.SQ.FTS.B, Zero Cpn, 7/13/23 ... 338 94
4916147.SQ.FTS.B, Zero Cpn, 7/14/23 ... 4 3

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4923742.SQ.FTS.B, Zero Cpn, 7/16/23 ... $ 1,673 $ 1,315
4924220.SQ.FTS.B, Zero Cpn, 7/17/23 ... 707 184
4924498.SQ.FTS.B, Zero Cpn, 7/17/23 ... 5,665 1,561
4925900.SQ.FTS.B, Zero Cpn, 7/18/23 ... 16,032 10,157
4926237.SQ.FTS.B, Zero Cpn, 7/18/23 ... 7,821 1,823
4926699.SQ.FTS.B, Zero Cpn, 7/18/23 ... 912 554
4926957.SQ.FTS.B, Zero Cpn, 7/19/23 ... 1,787 1,173
4927793.SQ.FTS.B, Zero Cpn, 7/19/23 ... 2,973 1,351
4928138.SQ.FTS.B, Zero Cpn, 7/19/23 ... 6,946 2,479
4928279.SQ.FTS.B, Zero Cpn, 7/19/23 ... 991 220
4928795.SQ.FTS.B, Zero Cpn, 7/19/23 ... 21,198 4,377
4931407.SQ.FTS.B, Zero Cpn, 7/20/23 ... 758 203
4931819.SQ.FTS.B, Zero Cpn, 7/20/23 ... 2,117 1,129
4931889.SQ.FTS.B, Zero Cpn, 7/20/23 ... 1,469 825
4933844.SQ.FTS.B, Zero Cpn, 7/21/23 ... 19,405 4,012
4935340.SQ.FTS.B, Zero Cpn, 7/22/23 ... 172 139
4935527.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,418 575
4935556.SQ.FTS.B, Zero Cpn, 7/22/23 ... 1,118 316
4935758.SQ.FTS.B, Zero Cpn, 7/23/23 ... 1,498 1,122
4935784.SQ.FTS.B, Zero Cpn, 7/23/23 ... 814 383
4936861.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,307 605
4937255.SQ.FTS.B, Zero Cpn, 7/24/23 ... 1,941 1,254
4938432.SQ.FTS.B, Zero Cpn, 7/24/23 ... 3,409 1,479
4938479.SQ.FTS.B, Zero Cpn, 7/24/23 ... 10,478 3,011
4941003.SQ.FTS.B, Zero Cpn, 7/25/23 ... 753 316
4945981.SQ.FTS.B, Zero Cpn, 7/27/23 ... 17,443 6,890
4954900.SQ.FTS.B, Zero Cpn, 7/28/23 ... 4,177 818
4960214.SQ.FTS.B, Zero Cpn, 7/31/23 ... 2,756 813
4962054.SQ.FTS.B, Zero Cpn, 7/31/23 ... 8,398 2,624
4962523.SQ.FTS.B, Zero Cpn, 7/31/23 ... 4,563 1,835
4963645.SQ.FTS.B, Zero Cpn, 8/01/23 ... 12,653 8,157
4964207.SQ.FTS.B, Zero Cpn, 8/01/23 ... 872 180
4966892.SQ.FTS.B, Zero Cpn, 8/02/23 ... 7,456 4,482
4967874.SQ.FTS.B, Zero Cpn, 8/02/23 ... 6,630 2,314
4967975.SQ.FTS.B, Zero Cpn, 8/02/23 ... 2,027 889
4972812.SQ.FTS.B, Zero Cpn, 8/04/23 ... 522 81
4973815.SQ.FTS.B, Zero Cpn, 8/04/23 ... 2,320 1,372
4973901.SQ.FTS.B, Zero Cpn, 8/04/23 ... 1,788 595
4975355.SQ.FTS.B, Zero Cpn, 8/05/23 ... 1,718 633
4975840.SQ.FTS.B, Zero Cpn, 8/06/23 ... 150 94
4976894.SQ.FTS.B, Zero Cpn, 8/07/23 ... 2,452 394
4977295.SQ.FTS.B, Zero Cpn, 8/07/23 ... 5,717 1,698
4978050.SQ.FTS.B, Zero Cpn, 8/07/23 ... 397 128
4978254.SQ.FTS.B, Zero Cpn, 8/07/23 ... 224 190
4978664.SQ.FTS.B, Zero Cpn, 8/07/23 ... 211 116
4980302.SQ.FTS.B, Zero Cpn, 8/08/23 ... 5,164 2,230
4980891.SQ.FTS.B, Zero Cpn, 8/08/23 ... 7,938 2,760
4982210.SQ.FTS.B, Zero Cpn, 8/09/23 ... 395 175
4985573.SQ.FTS.B, Zero Cpn, 8/10/23 ... 7,384 3,099
4985801.SQ.FTS.B, Zero Cpn, 8/10/23 ... 3,070 1,216
4986950.SQ.FTS.B, Zero Cpn, 8/10/23 ... 1,026 312
4989246.SQ.FTS.B, Zero Cpn, 8/11/23 ... 2,021 985
4989680.SQ.FTS.B, Zero Cpn, 8/11/23 ... 6,187 1,443
4990326.SQ.FTS.B, Zero Cpn, 8/11/23 ... 248 206
4990405.SQ.FTS.B, Zero Cpn, 8/12/23 ... 4,337 2,145
4990803.SQ.FTS.B, Zero Cpn, 8/12/23 ... 1,936 820
4990843.SQ.FTS.B, Zero Cpn, 8/12/23 ... 833 401
4990927.SQ.FTS.B, Zero Cpn, 8/12/23 ... 2,007 313
Description
Principal
Amount Value
Block, Inc. (continued)
4991162.SQ.FTS.B, Zero Cpn, 8/13/23 ... $ 5,956 $ 2,116
4991320.SQ.FTS.B, Zero Cpn, 8/13/23 ... 2,100 636
4993286.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,167 216
4993377.SQ.FTS.B, Zero Cpn, 8/14/23 ... 1,028 147
4993884.SQ.FTS.B, Zero Cpn, 8/14/23 ... 2,371 554
4994536.SQ.FTS.B, Zero Cpn, 8/14/23 ... 673 107
4994636.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,945 561
4995558.SQ.FTS.B, Zero Cpn, 8/15/23 ... 437 217
4999801.SQ.FTS.B, Zero Cpn, 8/15/23 ... 7,631 857
5002638.SQ.FTS.B, Zero Cpn, 8/15/23 ... 1,671 771
5002851.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,134 687
5003760.SQ.FTS.B, Zero Cpn, 8/15/23 ... 2,712 887
5017280.SQ.FTS.B, Zero Cpn, 8/17/23 ... 6,962 1,845
5019634.SQ.FTS.B, Zero Cpn, 8/17/23 ... 1,814 1,503
5020911.SQ.FTS.B, Zero Cpn, 8/18/23 ... 158 139
5024347.SQ.FTS.B, Zero Cpn, 8/18/23 ... 2,526 246
5025121.SQ.FTS.B, Zero Cpn, 8/18/23 ... 5 5
5025260.SQ.FTS.B, Zero Cpn, 8/18/23 ... 427 190
5025377.SQ.FTS.B, Zero Cpn, 8/18/23 ... 4,937 2,488
5025655.SQ.FTS.B, Zero Cpn, 8/18/23 ... 267 252
5025753.SQ.FTS.B, Zero Cpn, 8/19/23 ... 8,914 3,802
5025999.SQ.FTS.B, Zero Cpn, 8/19/23 ... 4,449 1,363
5026185.SQ.FTS.B, Zero Cpn, 8/19/23 ... 316 194
5026378.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,233 611
5026387.SQ.FTS.B, Zero Cpn, 8/19/23 ... 1,641 255
5026563.SQ.FTS.B, Zero Cpn, 8/20/23 ... 580 245
5026683.SQ.FTS.B, Zero Cpn, 8/20/23 ... 1,017 733
5027200.SQ.FTS.B, Zero Cpn, 8/21/23 ... 811 266
5027400.SQ.FTS.B, Zero Cpn, 8/21/23 ... 510 237
5027449.SQ.FTS.B, Zero Cpn, 8/21/23 ... 2,580 1,089
5027603.SQ.FTS.B, Zero Cpn, 8/21/23 ... 258 240
5034432.SQ.FTS.B, Zero Cpn, 8/23/23 ... 295 243
5034542.SQ.FTS.B, Zero Cpn, 8/23/23 ... 3,605 1,854
5035644.SQ.FTS.B, Zero Cpn, 8/23/23 ... 195 153
5035768.SQ.FTS.B, Zero Cpn, 8/23/23 ... 102 87
5035879.SQ.FTS.B, Zero Cpn, 8/23/23 ... 757 375
5037885.SQ.FTS.B, Zero Cpn, 8/24/23 ... 10,799 4,001
5038578.SQ.FTS.B, Zero Cpn, 8/24/23 ... 338 264
5039576.SQ.FTS.B, Zero Cpn, 8/24/23 ... 3,038 1,775
5039742.SQ.FTS.B, Zero Cpn, 8/24/23 ... 3,726 2,239
5040637.SQ.FTS.B, Zero Cpn, 8/25/23 ... 102 90
5041320.SQ.FTS.B, Zero Cpn, 8/25/23 ... 6,419 1,747
5042175.SQ.FTS.B, Zero Cpn, 8/25/23 ... 11,035 7,864
5043359.SQ.FTS.B, Zero Cpn, 8/26/23 ... 767 315
5043851.SQ.FTS.B, Zero Cpn, 8/26/23 ... 243 85
5044612.SQ.FTS.B, Zero Cpn, 8/27/23 ... 309 161
5045398.SQ.FTS.B, Zero Cpn, 8/28/23 ... 9,125 1,439
5045876.SQ.FTS.B, Zero Cpn, 8/28/23 ... 6,987 2,428
5046164.SQ.FTS.B, Zero Cpn, 8/28/23 ... 1,979 577
5047833.SQ.FTS.B, Zero Cpn, 8/28/23 ... 3,738 1,370
5048228.SQ.FTS.B, Zero Cpn, 9/01/23 ... 447 161
5048261.SQ.FTS.B, Zero Cpn, 9/01/23 ... 242 151
5049827.SQ.FTS.B, Zero Cpn, 9/01/23 ... 3,982 814
5050370.SQ.FTS.B, Zero Cpn, 9/01/23 ... 27,903 12,183
5051202.SQ.FTS.B, Zero Cpn, 9/02/23 ... 402 203
5051339.SQ.FTS.B, Zero Cpn, 9/02/23 ... 1,649 397
5052506.SQ.FTS.B, Zero Cpn, 9/02/23 ... 2,413 1,685
5057271.SQ.FTS.B, Zero Cpn, 9/03/23 ... 57 45

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5057884.SQ.FTS.B, Zero Cpn, 9/03/23 ... $ 132 $ 120
5059273.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,357 710
5059388.SQ.FTS.B, Zero Cpn, 9/04/23 ... 3,398 2,364
5059779.SQ.FTS.B, Zero Cpn, 9/04/23 ... 15,574 3,188
5061300.SQ.FTS.B, Zero Cpn, 9/04/23 ... 1,111 863
5061477.SQ.FTS.B, Zero Cpn, 9/04/23 ... 5,939 2,417
5062144.SQ.FTS.B, Zero Cpn, 9/05/23 ... 400 133
5062782.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,882 1,280
5062902.SQ.FTS.B, Zero Cpn, 9/06/23 ... 2,991 1,672
5063833.SQ.FTS.B, Zero Cpn, 9/07/23 ... 4,907 869
5065231.SQ.FTS.B, Zero Cpn, 9/07/23 ... 7,752 3,484
5066009.SQ.FTS.B, Zero Cpn, 9/08/23 ... 8,297 4,455
5067542.SQ.FTS.B, Zero Cpn, 9/08/23 ... 300 265
5067639.SQ.FTS.B, Zero Cpn, 9/08/23 ... 8,253 2,386
5068422.SQ.FTS.B, Zero Cpn, 9/08/23 ... 3,230 1,854
5068585.SQ.FTS.B, Zero Cpn, 9/08/23 ... 2,895 539
5069032.SQ.FTS.B, Zero Cpn, 9/09/23 ... 5,673 1,547
5069067.SQ.FTS.B, Zero Cpn, 9/09/23 ... 12,169 3,502
5069629.SQ.FTS.B, Zero Cpn, 9/09/23 ... 210 108
5069849.SQ.FTS.B, Zero Cpn, 9/09/23 ... 263 104
5073148.SQ.FTS.B, Zero Cpn, 9/10/23 ... 7,271 3,751
5073303.SQ.FTS.B, Zero Cpn, 9/10/23 ... 219 179
5074113.SQ.FTS.B, Zero Cpn, 9/10/23 ... 38,423 7,038
5074740.SQ.FTS.B, Zero Cpn, 9/10/23 ... 3,337 876
5074780.SQ.FTS.B, Zero Cpn, 9/10/23 ... 1,275 398
5076465.SQ.FTS.B, Zero Cpn, 9/11/23 ... 126 123
5076678.SQ.FTS.B, Zero Cpn, 9/11/23 ... 1,283 667
5078382.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,821 927
5078396.SQ.FTS.B, Zero Cpn, 9/12/23 ... 1,498 912
5080067.SQ.FTS.B, Zero Cpn, 9/14/23 ... 883 529
5080951.SQ.FTS.B, Zero Cpn, 9/14/23 ... 654 295
5081394.SQ.FTS.B, Zero Cpn, 9/14/23 ... 9,547 959
5082041.SQ.FTS.B, Zero Cpn, 9/14/23 ... 3,280 2,125
5082286.SQ.FTS.B, Zero Cpn, 9/15/23 ... 2,381 608
5083501.SQ.FTS.B, Zero Cpn, 9/15/23 ... 1,788 1,178
5084480.SQ.FTS.B, Zero Cpn, 9/15/23 ... 184 175
5086472.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,620 332
5086626.SQ.FTS.B, Zero Cpn, 9/16/23 ... 1,180 485
5088465.SQ.FTS.B, Zero Cpn, 9/17/23 ... 18,199 4,978
5089593.SQ.FTS.B, Zero Cpn, 9/17/23 ... 3,289 2,084
5090043.SQ.FTS.B, Zero Cpn, 9/17/23 ... 225 201
5090079.SQ.FTS.B, Zero Cpn, 9/17/23 ... 1,403 525
5090813.SQ.FTS.B, Zero Cpn, 9/17/23 ... 4,919 1,764
5090884.SQ.FTS.B, Zero Cpn, 9/17/23 ... 502 186
5091416.SQ.FTS.B, Zero Cpn, 9/18/23 ... 13,896 5,470
5092572.SQ.FTS.B, Zero Cpn, 9/18/23 ... 4,043 740
5092794.SQ.FTS.B, Zero Cpn, 9/18/23 ... 754 602
5093886.SQ.FTS.B, Zero Cpn, 9/19/23 ... 2,277 613
5094254.SQ.FTS.B, Zero Cpn, 9/19/23 ... 205 186
5094586.SQ.FTS.B, Zero Cpn, 9/20/23 ... 2,003 865
5095170.SQ.FTS.B, Zero Cpn, 9/21/23 ... 2,536 530
5095450.SQ.FTS.B, Zero Cpn, 9/21/23 ... 135 121
5095634.SQ.FTS.B, Zero Cpn, 9/21/23 ... 3,333 1,436
5096000.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,033 228
5096292.SQ.FTS.B, Zero Cpn, 9/21/23 ... 937 672
5096459.SQ.FTS.B, Zero Cpn, 9/21/23 ... 1,572 362
5096503.SQ.FTS.B, Zero Cpn, 9/21/23 ... 9,495 3,436
5097173.SQ.FTS.B, Zero Cpn, 9/21/23 ... 729 118
Description
Principal
Amount Value
Block, Inc. (continued)
5097179.SQ.FTS.B, Zero Cpn, 9/21/23 ... $ 169 $ 154
5097848.SQ.FTS.B, Zero Cpn, 9/22/23 ... 951 482
5097905.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,826 1,507
5098444.SQ.FTS.B, Zero Cpn, 9/22/23 ... 5,167 3,253
5099132.SQ.FTS.B, Zero Cpn, 9/22/23 ... 37,847 8,750
5099508.SQ.FTS.B, Zero Cpn, 9/22/23 ... 4,143 1,716
5100786.SQ.FTS.B, Zero Cpn, 9/23/23 ... 3 3
5101839.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,230 1,867
5102220.SQ.FTS.B, Zero Cpn, 9/23/23 ... 2,484 1,658
5104481.SQ.FTS.B, Zero Cpn, 9/24/23 ... 1,816 631
5107188.SQ.FTS.B, Zero Cpn, 9/24/23 ... 3,556 1,921
5109124.SQ.FTS.B, Zero Cpn, 9/25/23 ... 520 154
5109714.SQ.FTS.B, Zero Cpn, 9/25/23 ... 8,108 1,954
5109955.SQ.FTS.B, Zero Cpn, 9/25/23 ... 481 161
5110418.SQ.FTS.B, Zero Cpn, 9/26/23 ... 269 239
5110799.SQ.FTS.B, Zero Cpn, 9/27/23 ... 22,992 7,788
5111002.SQ.FTS.B, Zero Cpn, 9/27/23 ... 396 71
5111943.SQ.FTS.B, Zero Cpn, 9/28/23 ... 851 90
5112171.SQ.FTS.B, Zero Cpn, 9/28/23 ... 487 423
5113482.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,913 570
5114309.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,245 616
5114403.SQ.FTS.B, Zero Cpn, 9/28/23 ... 1,028 104
5115191.SQ.FTS.B, Zero Cpn, 9/29/23 ... 1,135 119
5115942.SQ.FTS.B, Zero Cpn, 9/29/23 ... 25,309 4,626
5117310.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,690 1,332
5118308.SQ.FTS.B, Zero Cpn, 9/30/23 ... 6,298 2,350
5118981.SQ.FTS.B, Zero Cpn, 9/30/23 ... 3,773 1,173
5119496.SQ.FTS.B, Zero Cpn, 9/30/23 ... 5,728 3,488
5119596.SQ.FTS.B, Zero Cpn, 9/30/23 ... 4,216 1,855
5122010.SQ.FTS.B, Zero Cpn, 9/30/23 ... 729 177
5122298.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,448 305
5123149.SQ.FTS.B, Zero Cpn, 9/30/23 ... 336 310
5124042.SQ.FTS.B, Zero Cpn, 9/30/23 ... 1,357 1,166
5124626.SQ.FTS.B, Zero Cpn, 9/30/23 ... 132 70
5125406.SQ.FTS.B, Zero Cpn, 10/01/23 .. 459 451
5125832.SQ.FTS.B, Zero Cpn, 10/01/23 .. 649 143
5126318.SQ.FTS.B, Zero Cpn, 10/01/23 .. 305 172
5126348.SQ.FTS.B, Zero Cpn, 10/01/23 .. 959 915
5127752.SQ.FTS.B, Zero Cpn, 10/02/23 .. 834 86
5127839.SQ.FTS.B, Zero Cpn, 10/02/23 .. 697 455
5128139.SQ.FTS.B, Zero Cpn, 10/02/23 .. 1,521 680
5128160.SQ.FTS.B, Zero Cpn, 10/02/23 .. 2,113 254
5128257.SQ.FTS.B, Zero Cpn, 10/02/23 .. 6,919 4,037
5129089.SQ.FTS.B, Zero Cpn, 10/03/23 .. 5,922 1,251
5129182.SQ.FTS.B, Zero Cpn, 10/03/23 .. 2,607 2,321
5129823.SQ.FTS.B, Zero Cpn, 10/04/23 .. 679 554
5131068.SQ.FTS.B, Zero Cpn, 10/04/23 .. 995 376
5131555.SQ.FTS.B, Zero Cpn, 10/04/23 .. 1,318 930
5132810.SQ.FTS.B, Zero Cpn, 10/04/23 .. 859 380
5132939.SQ.FTS.B, Zero Cpn, 10/05/23 .. 942 245
5133672.SQ.FTS.B, Zero Cpn, 10/05/23 .. 220 195
5134453.SQ.FTS.B, Zero Cpn, 10/05/23 .. 589 223
5134858.SQ.FTS.B, Zero Cpn, 10/05/23 .. 206 99
5135012.SQ.FTS.B, Zero Cpn, 10/05/23 .. 109 104
5135989.SQ.FTS.B, Zero Cpn, 10/05/23 .. 6,343 1,958
5136070.SQ.FTS.B, Zero Cpn, 10/05/23 .. 303 280
5136762.SQ.FTS.B, Zero Cpn, 10/06/23 .. 678 653
5137050.SQ.FTS.B, Zero Cpn, 10/06/23 .. 592 526

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5138063.SQ.FTS.B, Zero Cpn, 10/06/23 .. $ 19,061 $ 10,389
5139004.SQ.FTS.B, Zero Cpn, 10/06/23 .. 657 554
5143578.SQ.FTS.B, Zero Cpn, 10/07/23 .. 597 272
5143602.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,106 531
5143636.SQ.FTS.B, Zero Cpn, 10/07/23 .. 22,568 14,690
5144702.SQ.FTS.B, Zero Cpn, 10/07/23 .. 2,530 412
5144786.SQ.FTS.B, Zero Cpn, 10/07/23 .. 1,789 1,544
5145611.SQ.FTS.B, Zero Cpn, 10/08/23 .. 446 259
5145759.SQ.FTS.B, Zero Cpn, 10/08/23 .. 11,108 5,527
5146860.SQ.FTS.B, Zero Cpn, 10/08/23 .. 618 441
5147227.SQ.FTS.B, Zero Cpn, 10/08/23 .. 2,903 606
5148283.SQ.FTS.B, Zero Cpn, 10/09/23 .. 748 437
5148419.SQ.FTS.B, Zero Cpn, 10/09/23 .. 2,091 1,681
5148494.SQ.FTS.B, Zero Cpn, 10/09/23 .. 769 137
5148498.SQ.FTS.B, Zero Cpn, 10/09/23 .. 1,756 1,553
5148934.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,262 1,700
5149037.SQ.FTS.B, Zero Cpn, 10/10/23 .. 439 412
5149258.SQ.FTS.B, Zero Cpn, 10/10/23 .. 2,200 225
5149412.SQ.FTS.B, Zero Cpn, 10/10/23 .. 168 107
5152683.SQ.FTS.B, Zero Cpn, 10/11/23 .. 100 99
5152819.SQ.FTS.B, Zero Cpn, 10/11/23 .. 5,806 3,264
5153196.SQ.FTS.B, Zero Cpn, 10/11/23 .. 13,914 6,191
5154593.SQ.FTS.B, Zero Cpn, 10/12/23 .. 106 93
5154671.SQ.FTS.B, Zero Cpn, 10/12/23 .. 674 150
5154721.SQ.FTS.B, Zero Cpn, 10/12/23 .. 986 369
5155189.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,304 1,257
5155863.SQ.FTS.B, Zero Cpn, 10/12/23 .. 10,908 3,205
5155959.SQ.FTS.B, Zero Cpn, 10/12/23 .. 4,060 3,074
5157176.SQ.FTS.B, Zero Cpn, 10/12/23 .. 1,381 1,355
5158276.SQ.FTS.B, Zero Cpn, 10/13/23 .. 4,505 1,027
5158493.SQ.FTS.B, Zero Cpn, 10/13/23 .. 951 498
5158980.SQ.FTS.B, Zero Cpn, 10/13/23 .. 1,430 1,100
5159081.SQ.FTS.B, Zero Cpn, 10/13/23 .. 816 457
5163276.SQ.FTS.B, Zero Cpn, 10/14/23 .. 47 40
5164900.SQ.FTS.B, Zero Cpn, 10/14/23 .. 2,484 1,029
5164998.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,226 398
5165031.SQ.FTS.B, Zero Cpn, 10/14/23 .. 523 232
5165513.SQ.FTS.B, Zero Cpn, 10/14/23 .. 1,982 504
5165592.SQ.FTS.B, Zero Cpn, 10/14/23 .. 907 803
5166292.SQ.FTS.B, Zero Cpn, 10/14/23 .. 111 102
5167068.SQ.FTS.B, Zero Cpn, 10/15/23 .. 5,382 3,642
5167306.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,620 689
5167520.SQ.FTS.B, Zero Cpn, 10/15/23 .. 847 450
5167589.SQ.FTS.B, Zero Cpn, 10/15/23 .. 1,309 622
5167809.SQ.FTS.B, Zero Cpn, 10/15/23 .. 723 318
5168235.SQ.FTS.B, Zero Cpn, 10/15/23 .. 841 399
5169727.SQ.FTS.B, Zero Cpn, 10/15/23 .. 548 292
5170006.SQ.FTS.B, Zero Cpn, 10/15/23 .. 850 446
5170933.SQ.FTS.B, Zero Cpn, 10/15/23 .. 223 136
5172355.SQ.FTS.B, Zero Cpn, 10/16/23 .. 585 278
5172433.SQ.FTS.B, Zero Cpn, 10/16/23 .. 1,472 947
5177966.SQ.FTS.B, Zero Cpn, 10/18/23 .. 5,453 5,026
5178623.SQ.FTS.B, Zero Cpn, 10/18/23 .. 4,902 4,036
5178911.SQ.FTS.B, Zero Cpn, 10/18/23 .. 6,646 4,809
5184669.SQ.FTS.B, Zero Cpn, 10/19/23 .. 4,094 900
5185667.SQ.FTS.B, Zero Cpn, 10/20/23 .. 14,869 5,744
5188384.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,414 1,032
5190030.SQ.FTS.B, Zero Cpn, 10/20/23 .. 2,120 2,034
Description
Principal
Amount Value
Block, Inc. (continued)
5198087.SQ.FTS.B, Zero Cpn, 10/21/23 .. $ 1,228 $ 1,016
5198220.SQ.FTS.B, Zero Cpn, 10/21/23 .. 2,217 1,912
5198637.SQ.FTS.B, Zero Cpn, 10/21/23 .. 345 292
5202534.SQ.FTS.B, Zero Cpn, 10/21/23 .. 41 40
5204516.SQ.FTS.B, Zero Cpn, 10/22/23 .. 12,116 2,163
5207596.SQ.FTS.B, Zero Cpn, 10/22/23 .. 2,423 2,243
5208682.SQ.FTS.B, Zero Cpn, 10/22/23 .. 1,647 1,488
5210624.SQ.FTS.B, Zero Cpn, 10/24/23 .. 801 243
5212195.SQ.FTS.B, Zero Cpn, 10/25/23 .. 278 269
5215921.SQ.FTS.B, Zero Cpn, 10/25/23 .. 75 68
5216201.SQ.FTS.B, Zero Cpn, 10/26/23 .. 388 347
5216243.SQ.FTS.B, Zero Cpn, 10/26/23 .. 2,570 1,395
5216795.SQ.FTS.B, Zero Cpn, 10/26/23 .. 393 110
5218016.SQ.FTS.B, Zero Cpn, 10/26/23 .. 3,626 1,963
5218743.SQ.FTS.B, Zero Cpn, 10/26/23 .. 14,574 5,672
5220666.SQ.FTS.B, Zero Cpn, 10/26/23 .. 576 424
5220688.SQ.FTS.B, Zero Cpn, 10/26/23 .. 25,349 21,299
5224101.SQ.FTS.B, Zero Cpn, 10/27/23 .. 162 129
5224488.SQ.FTS.B, Zero Cpn, 10/27/23 .. 3,259 1,867
5224927.SQ.FTS.B, Zero Cpn, 10/27/23 .. 525 508
5232002.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,572 1,003
5232718.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,055 202
5234308.SQ.FTS.B, Zero Cpn, 10/28/23 .. 2,653 696
5234431.SQ.FTS.B, Zero Cpn, 10/28/23 .. 1,364 902
5235201.SQ.FTS.B, Zero Cpn, 10/29/23 .. 1,059 391
5237751.SQ.FTS.B, Zero Cpn, 10/29/23 .. 541 347
5238549.SQ.FTS.B, Zero Cpn, 10/29/23 .. 10,304 5,388
5239980.SQ.FTS.B, Zero Cpn, 10/30/23 .. 4,342 781
5240007.SQ.FTS.B, Zero Cpn, 10/30/23 .. 580 285
5240149.SQ.FTS.B, Zero Cpn, 10/30/23 .. 487 204
5240213.SQ.FTS.B, Zero Cpn, 10/30/23 .. 1,176 953
5240240.SQ.FTS.B, Zero Cpn, 10/30/23 .. 3,565 3,089
5240674.SQ.FTS.B, Zero Cpn, 10/30/23 .. 5,004 2,973
5240947.SQ.FTS.B, Zero Cpn, 11/01/23 .. 444 398
5240977.SQ.FTS.B, Zero Cpn, 11/01/23 .. 2,310 1,378
5241561.SQ.FTS.B, Zero Cpn, 11/01/23 .. 7 7
5243643.SQ.FTS.B, Zero Cpn, 11/02/23 .. 3,274 1,326
5243677.SQ.FTS.B, Zero Cpn, 11/02/23 .. 536 362
5244265.SQ.FTS.B, Zero Cpn, 11/02/23 .. 23,013 13,705
5245829.SQ.FTS.B, Zero Cpn, 11/02/23 .. 83 76
5246929.SQ.FTS.B, Zero Cpn, 11/03/23 .. 4,142 1,022
5248758.SQ.FTS.B, Zero Cpn, 11/03/23 .. 635 593
5248838.SQ.FTS.B, Zero Cpn, 11/03/23 .. 3,589 806
5248917.SQ.FTS.B, Zero Cpn, 11/03/23 .. 284 264
5249081.SQ.FTS.B, Zero Cpn, 11/03/23 .. 1,535 348
5250046.SQ.FTS.B, Zero Cpn, 11/03/23 .. 116 48
5251234.SQ.FTS.B, Zero Cpn, 11/03/23 .. 12,595 8,637
5251513.SQ.FTS.B, Zero Cpn, 11/03/23 .. 4,340 3,567
5253447.SQ.FTS.B, Zero Cpn, 11/04/23 .. 2,214 1,513
5256936.SQ.FTS.B, Zero Cpn, 11/04/23 .. 1,981 1,719
5262859.SQ.FTS.B, Zero Cpn, 11/05/23 .. 6,228 2,940
5263119.SQ.FTS.B, Zero Cpn, 11/05/23 .. 616 561
5263791.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,343 1,135
5264013.SQ.FTS.B, Zero Cpn, 11/05/23 .. 1,234 857
5264938.SQ.FTS.B, Zero Cpn, 11/05/23 .. 819 720
5265074.SQ.FTS.B, Zero Cpn, 11/05/23 .. 650 212
5265868.SQ.FTS.B, Zero Cpn, 11/05/23 .. 6,396 4,381
5268105.SQ.FTS.B, Zero Cpn, 11/06/23 .. 1,317 1,203

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5270493.SQ.FTS.B, Zero Cpn, 11/06/23 .. $ 1,448 $ 152
5271294.SQ.FTS.B, Zero Cpn, 11/06/23 .. 984 620
5271481.SQ.FTS.B, Zero Cpn, 11/06/23 .. 872 451
5271767.SQ.FTS.B, Zero Cpn, 11/06/23 .. 593 546
5271882.SQ.FTS.B, Zero Cpn, 11/06/23 .. 6,771 1,579
5272986.SQ.FTS.B, Zero Cpn, 11/07/23 .. 597 515
5273095.SQ.FTS.B, Zero Cpn, 11/07/23 .. 388 374
5273136.SQ.FTS.B, Zero Cpn, 11/07/23 .. 229 183
5273369.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,071 561
5273656.SQ.FTS.B, Zero Cpn, 11/08/23 .. 42 39
5273663.SQ.FTS.B, Zero Cpn, 11/08/23 .. 442 259
5273816.SQ.FTS.B, Zero Cpn, 11/08/23 .. 1,760 806
5273861.SQ.FTS.B, Zero Cpn, 11/08/23 .. 2,965 1,497
5274762.SQ.FTS.B, Zero Cpn, 11/09/23 .. 224 201
5281081.SQ.FTS.B, Zero Cpn, 11/10/23 .. 824 744
5281875.SQ.FTS.B, Zero Cpn, 11/10/23 .. 567 554
5281948.SQ.FTS.B, Zero Cpn, 11/10/23 .. 29,541 10,235
5282925.SQ.FTS.B, Zero Cpn, 11/11/23 .. 5,834 4,573
5283599.SQ.FTS.B, Zero Cpn, 11/11/23 .. 10,282 7,396
5287615.SQ.FTS.B, Zero Cpn, 11/12/23 .. 689 504
5288202.SQ.FTS.B, Zero Cpn, 11/12/23 .. 297 296
5288617.SQ.FTS.B, Zero Cpn, 11/12/23 .. 664 268
5289915.SQ.FTS.B, Zero Cpn, 11/12/23 .. 1,525 1,451
5290532.SQ.FTS.B, Zero Cpn, 11/13/23 .. 2,043 1,510
5290697.SQ.FTS.B, Zero Cpn, 11/13/23 .. 586 576
5291714.SQ.FTS.B, Zero Cpn, 11/13/23 .. 7,230 3,602
5291858.SQ.FTS.B, Zero Cpn, 11/13/23 .. 1,048 946
5292361.SQ.FTS.B, Zero Cpn, 11/13/23 .. 553 499
5292413.SQ.FTS.B, Zero Cpn, 11/13/23 .. 7,292 3,814
5293647.SQ.FTS.B, Zero Cpn, 11/14/23 .. 3,503 3,184
5294178.SQ.FTS.B, Zero Cpn, 11/14/23 .. 4,625 654
5294931.SQ.FTS.B, Zero Cpn, 11/15/23 .. 1,132 1,008
5295005.SQ.FTS.B, Zero Cpn, 11/15/23 .. 927 839
5295791.SQ.FTS.B, Zero Cpn, 11/16/23 .. 513 431
5295829.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,330 1,992
5295923.SQ.FTS.B, Zero Cpn, 11/16/23 .. 316 308
5296152.SQ.FTS.B, Zero Cpn, 11/16/23 .. 3,005 943
5297124.SQ.FTS.B, Zero Cpn, 11/16/23 .. 5,372 2,336
5297510.SQ.FTS.B, Zero Cpn, 11/16/23 .. 588 561
5297547.SQ.FTS.B, Zero Cpn, 11/16/23 .. 5,864 4,836
5297679.SQ.FTS.B, Zero Cpn, 11/16/23 .. 4,327 3,237
5297749.SQ.FTS.B, Zero Cpn, 11/16/23 .. 10,154 3,020
5297998.SQ.FTS.B, Zero Cpn, 11/16/23 .. 636 65
5298365.SQ.FTS.B, Zero Cpn, 11/16/23 .. 6,039 4,002
5298839.SQ.FTS.B, Zero Cpn, 11/16/23 .. 413 240
5300101.SQ.FTS.B, Zero Cpn, 11/17/23 .. 623 261
5300900.SQ.FTS.B, Zero Cpn, 11/17/23 .. 4,005 1,663
5302479.SQ.FTS.B, Zero Cpn, 11/17/23 .. 244 221
5303192.SQ.FTS.B, Zero Cpn, 11/17/23 .. 1,935 585
5303325.SQ.FTS.B, Zero Cpn, 11/17/23 .. 4,606 2,267
5308004.SQ.FTS.B, Zero Cpn, 11/18/23 .. 671 169
5308374.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,834 386
5308440.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,019 491
5309472.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,124 784
5310662.SQ.FTS.B, Zero Cpn, 11/18/23 .. 4,858 1,746
5310786.SQ.FTS.B, Zero Cpn, 11/18/23 .. 562 483
5310909.SQ.FTS.B, Zero Cpn, 11/18/23 .. 17,585 4,484
5312112.SQ.FTS.B, Zero Cpn, 11/18/23 .. 193 142
Description
Principal
Amount Value
Block, Inc. (continued)
5312135.SQ.FTS.B, Zero Cpn, 11/18/23 .. $ 1,071 $ 1,063
5312766.SQ.FTS.B, Zero Cpn, 11/18/23 .. 146 132
5312989.SQ.FTS.B, Zero Cpn, 11/18/23 .. 954 242
5313199.SQ.FTS.B, Zero Cpn, 11/18/23 .. 3,155 1,426
5313296.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,043 358
5313375.SQ.FTS.B, Zero Cpn, 11/18/23 .. 2,579 1,176
5313526.SQ.FTS.B, Zero Cpn, 11/18/23 .. 1,853 806
5313775.SQ.FTS.B, Zero Cpn, 11/18/23 .. 50,717 27,574
5316141.SQ.FTS.B, Zero Cpn, 11/19/23 .. 13,207 5,614
5318154.SQ.FTS.B, Zero Cpn, 11/19/23 .. 1,620 1,069
5318776.SQ.FTS.B, Zero Cpn, 11/19/23 .. 19,396 14,527
5319254.SQ.FTS.B, Zero Cpn, 11/19/23 .. 875 227
5319824.SQ.FTS.B, Zero Cpn, 11/20/23 .. 145 134
5319989.SQ.FTS.B, Zero Cpn, 11/20/23 .. 552 528
5320075.SQ.FTS.B, Zero Cpn, 11/20/23 .. 58 56
5321246.SQ.FTS.B, Zero Cpn, 11/20/23 .. 9,240 3,314
5323748.SQ.FTS.B, Zero Cpn, 11/20/23 .. 1,739 1,473
5324445.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,802 1,982
5324458.SQ.FTS.B, Zero Cpn, 11/21/23 .. 18 17
5324467.SQ.FTS.B, Zero Cpn, 11/21/23 .. 3,528 2,449
5324505.SQ.FTS.B, Zero Cpn, 11/21/23 .. 732 413
5324511.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,243 347
5324606.SQ.FTS.B, Zero Cpn, 11/21/23 .. 1,338 1,273
5325027.SQ.FTS.B, Zero Cpn, 11/22/23 .. 187 175
5325032.SQ.FTS.B, Zero Cpn, 11/22/23 .. 1,289 967
5325434.SQ.FTS.B, Zero Cpn, 11/22/23 .. 10,211 6,914
5325685.SQ.FTS.B, Zero Cpn, 11/22/23 .. 954 418
5325788.SQ.FTS.B, Zero Cpn, 11/23/23 .. 4,197 1,960
5326604.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,684 522
5328930.SQ.FTS.B, Zero Cpn, 11/23/23 .. 575 522
5329080.SQ.FTS.B, Zero Cpn, 11/23/23 .. 1,698 1,210
5330352.SQ.FTS.B, Zero Cpn, 11/23/23 .. 4,757 957
5330620.SQ.FTS.B, Zero Cpn, 11/24/23 .. 391 341
5330739.SQ.FTS.B, Zero Cpn, 11/24/23 .. 1,394 1,356
5331180.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,904 900
5331289.SQ.FTS.B, Zero Cpn, 11/24/23 .. 603 556
5331392.SQ.FTS.B, Zero Cpn, 11/24/23 .. 2,641 1,448
5335306.SQ.FTS.B, Zero Cpn, 11/25/23 .. 325 322
5335831.SQ.FTS.B, Zero Cpn, 11/25/23 .. 8,574 7,581
5336855.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,089 966
5337115.SQ.FTS.B, Zero Cpn, 11/25/23 .. 672 606
5337455.SQ.FTS.B, Zero Cpn, 11/25/23 .. 2,542 1,030
5337495.SQ.FTS.B, Zero Cpn, 11/25/23 .. 302 294
5337877.SQ.FTS.B, Zero Cpn, 11/25/23 .. 256 186
5338127.SQ.FTS.B, Zero Cpn, 11/25/23 .. 196 150
5338166.SQ.FTS.B, Zero Cpn, 11/25/23 .. 1,842 860
5339153.SQ.FTS.B, Zero Cpn, 11/25/23 .. 877 528
5357422.SQ.FTS.B, Zero Cpn, 11/26/23 .. 36 33
5358027.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,341 3,585
5361684.SQ.FTS.B, Zero Cpn, 11/26/23 .. 4,504 3,956
5364847.SQ.FTS.B, Zero Cpn, 11/26/23 .. 507 132
5364855.SQ.FTS.B, Zero Cpn, 11/26/23 .. 24 22
5364883.SQ.FTS.B, Zero Cpn, 11/26/23 .. 7,833 4,343
5367492.SQ.FTS.B, Zero Cpn, 11/27/23 .. 225 102
5368153.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,070 109
5369187.SQ.FTS.B, Zero Cpn, 11/27/23 .. 1,424 894
5369469.SQ.FTS.B, Zero Cpn, 11/27/23 .. 28 24
5371732.SQ.FTS.B, Zero Cpn, 11/27/23 .. 967 781

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5376024.SQ.FTS.B, Zero Cpn, 11/27/23 .. $ 4,810 $ 2,548
5376723.SQ.FTS.B, Zero Cpn, 11/27/23 .. 2,662 1,847
5376799.SQ.FTS.B, Zero Cpn, 11/27/23 .. 4,624 1,486
5377669.SQ.FTS.B, Zero Cpn, 11/27/23 .. 47 43
5378398.SQ.FTS.B, Zero Cpn, 11/27/23 .. 32,691 12,234
5380960.SQ.FTS.B, Zero Cpn, 11/28/23 .. 563 385
5381030.SQ.FTS.B, Zero Cpn, 11/28/23 .. 10,663 6,485
5381713.SQ.FTS.B, Zero Cpn, 11/29/23 .. 1,518 1,426
5381932.SQ.FTS.B, Zero Cpn, 11/29/23 .. 746 317
5382401.SQ.FTS.B, Zero Cpn, 11/29/23 .. 3,137 2,356
5383396.SQ.FTS.B, Zero Cpn, 11/30/23 .. 462 139
5383412.SQ.FTS.B, Zero Cpn, 11/30/23 .. 3,168 1,482
5397498.SQ.FTS.B, Zero Cpn, 11/30/23 .. 573 559
5398394.SQ.FTS.B, Zero Cpn, 11/30/23 .. 777 300
5398459.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,439 1,226
5399792.SQ.FTS.B, Zero Cpn, 11/30/23 .. 1,379 1,223
5402367.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,048 1,015
5408605.SQ.FTS.B, Zero Cpn, 12/01/23 .. 349 347
5408785.SQ.FTS.B, Zero Cpn, 12/01/23 .. 2,487 2,116
5409740.SQ.FTS.B, Zero Cpn, 12/01/23 .. 619 602
5409884.SQ.FTS.B, Zero Cpn, 12/01/23 .. 8,461 2,366
5412598.SQ.FTS.B, Zero Cpn, 12/01/23 .. 898 731
5412683.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,329 1,255
5413606.SQ.FTS.B, Zero Cpn, 12/01/23 .. 3,133 1,542
5413992.SQ.FTS.B, Zero Cpn, 12/01/23 .. 1,383 1,375
5440393.SQ.FTS.B, Zero Cpn, 12/02/23 .. 513 88
5442439.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,242 607
5442876.SQ.FTS.B, Zero Cpn, 12/02/23 .. 1,809 1,787
5452806.SQ.FTS.B, Zero Cpn, 12/02/23 .. 9,244 9,015
5455440.SQ.FTS.B, Zero Cpn, 12/03/23 .. 7,344 7,237
5457673.SQ.FTS.B, Zero Cpn, 12/03/23 .. 224 219
5468033.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,831 1,218
5469093.SQ.FTS.B, Zero Cpn, 12/03/23 .. 3,251 2,738
5471203.SQ.FTS.B, Zero Cpn, 12/03/23 .. 252 107
5471273.SQ.FTS.B, Zero Cpn, 12/03/23 .. 1,167 698
5471332.SQ.FTS.B, Zero Cpn, 12/03/23 .. 12,560 6,843
5472730.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,743 2,509
5472763.SQ.FTS.B, Zero Cpn, 12/04/23 .. 2,711 1,278
5472894.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,290 1,890
5473090.SQ.FTS.B, Zero Cpn, 12/04/23 .. 1,336 1,280
5473236.SQ.FTS.B, Zero Cpn, 12/04/23 .. 6,897 3,288
5473309.SQ.FTS.B, Zero Cpn, 12/04/23 .. 3,063 1,723
5473345.SQ.FTS.B, Zero Cpn, 12/04/23 .. 225 203
5474033.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,011 572
5474525.SQ.FTS.B, Zero Cpn, 12/05/23 .. 1,033 796
5479821.SQ.FTS.B, Zero Cpn, 12/06/23 .. 2,542 1,805
5482619.SQ.FTS.B, Zero Cpn, 12/06/23 .. 758 545
5493687.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,582 835
5493760.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,497 1,925
5495244.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,795 528
5499117.SQ.FTS.B, Zero Cpn, 12/07/23 .. 492 475
5499640.SQ.FTS.B, Zero Cpn, 12/07/23 .. 943 918
5501790.SQ.FTS.B, Zero Cpn, 12/07/23 .. 13,593 10,227
5502597.SQ.FTS.B, Zero Cpn, 12/07/23 .. 8,011 4,695
5503969.SQ.FTS.B, Zero Cpn, 12/07/23 .. 810 511
5504275.SQ.FTS.B, Zero Cpn, 12/07/23 .. 1,678 484
5504334.SQ.FTS.B, Zero Cpn, 12/07/23 .. 2,881 342
5506022.SQ.FTS.B, Zero Cpn, 12/07/23 .. 3,537 3,149
Description
Principal
Amount Value
Block, Inc. (continued)
5506568.SQ.FTS.B, Zero Cpn, 12/08/23 .. $ 1,062 $ 1,020
5507575.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,886 1,810
5508126.SQ.FTS.B, Zero Cpn, 12/08/23 .. 165 145
5515632.SQ.FTS.B, Zero Cpn, 12/08/23 .. 877 526
5515935.SQ.FTS.B, Zero Cpn, 12/08/23 .. 1,582 464
5517225.SQ.FTS.B, Zero Cpn, 12/08/23 .. 132 103
5519182.SQ.FTS.B, Zero Cpn, 12/08/23 .. 25,864 8,248
5528141.SQ.FTS.B, Zero Cpn, 12/09/23 .. 627 461
5528715.SQ.FTS.B, Zero Cpn, 12/09/23 .. 1,028 452
5529443.SQ.FTS.B, Zero Cpn, 12/09/23 .. 674 660
5530682.SQ.FTS.B, Zero Cpn, 12/09/23 .. 8,257 1,865
5531485.SQ.FTS.B, Zero Cpn, 12/09/23 .. 86 77
5531534.SQ.FTS.B, Zero Cpn, 12/09/23 .. 459 362
5531634.SQ.FTS.B, Zero Cpn, 12/09/23 .. 16,975 9,149
5531927.SQ.FTS.B, Zero Cpn, 12/09/23 .. 32,542 24,455
5533121.SQ.FTS.B, Zero Cpn, 12/09/23 .. 274 262
5534538.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,044 808
5535542.SQ.FTS.B, Zero Cpn, 12/10/23 .. 2,266 810
5535763.SQ.FTS.B, Zero Cpn, 12/10/23 .. 944 915
5536027.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,796 881
5536092.SQ.FTS.B, Zero Cpn, 12/10/23 .. 5,009 2,863
5537230.SQ.FTS.B, Zero Cpn, 12/10/23 .. 8,796 4,932
5537487.SQ.FTS.B, Zero Cpn, 12/10/23 .. 399 316
5537511.SQ.FTS.B, Zero Cpn, 12/10/23 .. 675 499
5537977.SQ.FTS.B, Zero Cpn, 12/10/23 .. 8,487 7,498
5538456.SQ.FTS.B, Zero Cpn, 12/10/23 .. 3,081 2,858
5539604.SQ.FTS.B, Zero Cpn, 12/10/23 .. 1,049 980
5539742.SQ.FTS.B, Zero Cpn, 12/11/23 .. 3,222 1,895
5540662.SQ.FTS.B, Zero Cpn, 12/12/23 .. 341 322
5540934.SQ.FTS.B, Zero Cpn, 12/12/23 .. 6,750 4,366
5542232.SQ.FTS.B, Zero Cpn, 12/13/23 .. 9,576 2,187
5542706.SQ.FTS.B, Zero Cpn, 12/13/23 .. 925 740
5543476.SQ.FTS.B, Zero Cpn, 12/13/23 .. 697 170
5546306.SQ.FTS.B, Zero Cpn, 12/13/23 .. 1,688 1,645
5546767.SQ.FTS.B, Zero Cpn, 12/13/23 .. 9,786 6,106
5547948.SQ.FTS.B, Zero Cpn, 12/14/23 .. 3,347 3,239
5548329.SQ.FTS.B, Zero Cpn, 12/14/23 .. 203 179
5548517.SQ.FTS.B, Zero Cpn, 12/14/23 .. 495 470
5548609.SQ.FTS.B, Zero Cpn, 12/14/23 .. 440 437
5548729.SQ.FTS.B, Zero Cpn, 12/14/23 .. 384 84
5549559.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,866 1,526
5550194.SQ.FTS.B, Zero Cpn, 12/14/23 .. 54 53
5550595.SQ.FTS.B, Zero Cpn, 12/14/23 .. 1,006 829
5551837.SQ.FTS.B, Zero Cpn, 12/14/23 .. 4,102 1,564
5553098.SQ.FTS.B, Zero Cpn, 12/14/23 .. 187 184
5553801.SQ.FTS.B, Zero Cpn, 12/14/23 .. 15,160 4,622
5553995.SQ.FTS.B, Zero Cpn, 12/14/23 .. 680 273
5554115.SQ.FTS.B, Zero Cpn, 12/14/23 .. 675 649
5554299.SQ.FTS.B, Zero Cpn, 12/14/23 .. 5,073 4,874
5555350.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,036 1,011
5557334.SQ.FTS.B, Zero Cpn, 12/15/23 .. 654 560
5557708.SQ.FTS.B, Zero Cpn, 12/15/23 .. 11,718 11,168
5558679.SQ.FTS.B, Zero Cpn, 12/15/23 .. 577 524
5558723.SQ.FTS.B, Zero Cpn, 12/15/23 .. 6,310 5,987
5558866.SQ.FTS.B, Zero Cpn, 12/15/23 .. 1,136 840
5559057.SQ.FTS.B, Zero Cpn, 12/15/23 .. 3,634 3,384
5559238.SQ.FTS.B, Zero Cpn, 12/15/23 .. 7,021 5,169
5561371.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,484 1,279

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5561871.SQ.FTS.B, Zero Cpn, 12/16/23 .. $ 716 $ 704
5562285.SQ.FTS.B, Zero Cpn, 12/16/23 .. 566 538
5562378.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,338 1,604
5562437.SQ.FTS.B, Zero Cpn, 12/16/23 .. 15 14
5562709.SQ.FTS.B, Zero Cpn, 12/16/23 .. 148 142
5563156.SQ.FTS.B, Zero Cpn, 12/16/23 .. 1,806 1,744
5563870.SQ.FTS.B, Zero Cpn, 12/16/23 .. 5,819 4,375
5564400.SQ.FTS.B, Zero Cpn, 12/16/23 .. 4,180 2,151
5564440.SQ.FTS.B, Zero Cpn, 12/16/23 .. 2,344 1,985
5564465.SQ.FTS.B, Zero Cpn, 12/16/23 .. 3,809 829
5564739.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,014 2,507
5564857.SQ.FTS.B, Zero Cpn, 12/17/23 .. 830 774
5565342.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,550 643
5565718.SQ.FTS.B, Zero Cpn, 12/17/23 .. 1,113 362
5566292.SQ.FTS.B, Zero Cpn, 12/17/23 .. 3,034 2,935
5566977.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,680 485
5567514.SQ.FTS.B, Zero Cpn, 12/17/23 .. 4,882 3,294
5567867.SQ.FTS.B, Zero Cpn, 12/17/23 .. 6,990 6,518
5568613.SQ.FTS.B, Zero Cpn, 12/18/23 .. 7,092 751
5568652.SQ.FTS.B, Zero Cpn, 12/18/23 .. 205 180
5568792.SQ.FTS.B, Zero Cpn, 12/19/23 .. 1,178 773
5568817.SQ.FTS.B, Zero Cpn, 12/19/23 .. 4,687 3,278
5569601.SQ.FTS.B, Zero Cpn, 12/20/23 .. 262 116
5569924.SQ.FTS.B, Zero Cpn, 12/20/23 .. 1,736 1,050
5570524.SQ.FTS.B, Zero Cpn, 12/20/23 .. 8,976 8,583
5571039.SQ.FTS.B, Zero Cpn, 12/20/23 .. 585 575
5571610.SQ.FTS.B, Zero Cpn, 12/20/23 .. 10,025 6,581
5571805.SQ.FTS.B, Zero Cpn, 12/20/23 .. 6,156 4,949
5574449.SQ.FTS.B, Zero Cpn, 12/21/23 .. 8,365 6,131
5574619.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,752 418
5574770.SQ.FTS.B, Zero Cpn, 12/21/23 .. 11,772 4,323
5575277.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,253 691
5575282.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,290 1,133
5575354.SQ.FTS.B, Zero Cpn, 12/21/23 .. 1,884 1,065
5575403.SQ.FTS.B, Zero Cpn, 12/21/23 .. 11 10
5576888.SQ.FTS.B, Zero Cpn, 12/22/23 .. 181 176
5577659.SQ.FTS.B, Zero Cpn, 12/22/23 .. 2,158 2,051
5577793.SQ.FTS.B, Zero Cpn, 12/22/23 .. 836 807
5578014.SQ.FTS.B, Zero Cpn, 12/22/23 .. 530 444
5578293.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,171 1,396
5578333.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,004 2,787
5578383.SQ.FTS.B, Zero Cpn, 12/22/23 .. 19,458 9,966
5578765.SQ.FTS.B, Zero Cpn, 12/22/23 .. 777 747
5578897.SQ.FTS.B, Zero Cpn, 12/22/23 .. 539 390
5578920.SQ.FTS.B, Zero Cpn, 12/22/23 .. 666 443
5578934.SQ.FTS.B, Zero Cpn, 12/22/23 .. 4,408 1,837
5579320.SQ.FTS.B, Zero Cpn, 12/22/23 .. 964 940
5581220.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,130 1,642
5581233.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,279 1,828
5581405.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,251 663
5581428.SQ.FTS.B, Zero Cpn, 12/23/23 .. 5,607 4,203
5581507.SQ.FTS.B, Zero Cpn, 12/23/23 .. 2,807 2,774
5581918.SQ.FTS.B, Zero Cpn, 12/23/23 .. 563 553
5581964.SQ.FTS.B, Zero Cpn, 12/23/23 .. 8,844 4,350
5582607.SQ.FTS.B, Zero Cpn, 12/23/23 .. 663 469
5582638.SQ.FTS.B, Zero Cpn, 12/23/23 .. 1,857 234
5582734.SQ.FTS.B, Zero Cpn, 12/23/23 .. 728 718
5582775.SQ.FTS.B, Zero Cpn, 12/23/23 .. 565 281
Description
Principal
Amount Value
Block, Inc. (continued)
5583691.SQ.FTS.B, Zero Cpn, 12/23/23 .. $ 2,616 $ 2,003
5583773.SQ.FTS.B, Zero Cpn, 12/23/23 .. 78 76
5583864.SQ.FTS.B, Zero Cpn, 12/23/23 .. 415 407
5584022.SQ.FTS.B, Zero Cpn, 12/23/23 .. 3,858 3,329
5584970.SQ.FTS.B, Zero Cpn, 12/24/23 .. 4,702 1,450
5585193.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,038 626
5585802.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,206 1,001
5586262.SQ.FTS.B, Zero Cpn, 12/24/23 .. 10,826 8,215
5586673.SQ.FTS.B, Zero Cpn, 12/24/23 .. 521 508
5587763.SQ.FTS.B, Zero Cpn, 12/24/23 .. 13,450 3,238
5587867.SQ.FTS.B, Zero Cpn, 12/24/23 .. 1,802 822
5587897.SQ.FTS.B, Zero Cpn, 12/24/23 .. 21,318 4,063
5587983.SQ.FTS.B, Zero Cpn, 12/24/23 .. 841 698
5588049.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,889 4,692
5588077.SQ.FTS.B, Zero Cpn, 12/25/23 .. 752 735
5588086.SQ.FTS.B, Zero Cpn, 12/25/23 .. 5 5
5588182.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,464 1,296
5588201.SQ.FTS.B, Zero Cpn, 12/25/23 .. 2,607 2,522
5588423.SQ.FTS.B, Zero Cpn, 12/25/23 .. 792 662
5588544.SQ.FTS.B, Zero Cpn, 12/25/23 .. 3,014 1,246
5588599.SQ.FTS.B, Zero Cpn, 12/25/23 .. 1,187 808
5588620.SQ.FTS.B, Zero Cpn, 12/25/23 .. 4,534 4,289
5588727.SQ.FTS.B, Zero Cpn, 12/25/23 .. 638 431
5588868.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,471 917
5588881.SQ.FTS.B, Zero Cpn, 12/26/23 .. 2,379 2,130
5589011.SQ.FTS.B, Zero Cpn, 12/26/23 .. 996 333
5589268.SQ.FTS.B, Zero Cpn, 12/26/23 .. 447 132
5589338.SQ.FTS.B, Zero Cpn, 12/26/23 .. 4,779 3,360
5593696.SQ.FTS.B, Zero Cpn, 12/28/23 .. 16,651 8,322
5594128.SQ.FTS.B, Zero Cpn, 12/28/23 .. 3,289 1,436
5594673.SQ.FTS.B, Zero Cpn, 12/28/23 .. 2,192 1,644
5597413.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,055 1,804
5597612.SQ.FTS.B, Zero Cpn, 12/29/23 .. 5,945 3,985
5597684.SQ.FTS.B, Zero Cpn, 12/29/23 .. 2,679 2,355
5598474.SQ.FTS.B, Zero Cpn, 12/29/23 .. 3,439 3,354
5599130.SQ.FTS.B, Zero Cpn, 12/29/23 .. 1,166 761
5600656.SQ.FTS.B, Zero Cpn, 12/29/23 .. 777 762
5608438.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,423 2,027
5609439.SQ.FTS.B, Zero Cpn, 12/30/23 .. 2,708 1,888
5609525.SQ.FTS.B, Zero Cpn, 12/30/23 .. 562 350
5610319.SQ.FTS.B, Zero Cpn, 12/30/23 .. 549 461
5610508.SQ.FTS.B, Zero Cpn, 12/30/23 .. 882 850
5610861.SQ.FTS.B, Zero Cpn, 12/30/23 .. 17,286 11,720
5611249.SQ.FTS.B, Zero Cpn, 12/30/23 .. 1,749 1,156
5611978.SQ.FTS.B, Zero Cpn, 12/30/23 .. 393 378
5612491.SQ.FTS.B, Zero Cpn, 12/30/23 .. 598 590
5613141.SQ.FTS.B, Zero Cpn, 1/01/24 ... 5,534 5,000
5613257.SQ.FTS.B, Zero Cpn, 1/01/24 ... 5,094 3,747
5613321.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,420 1,548
5613593.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,490 1,727
5613643.SQ.FTS.B, Zero Cpn, 1/01/24 ... 843 835
5614043.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,083 981
5614600.SQ.FTS.B, Zero Cpn, 1/01/24 ... 2,408 2,313
5614969.SQ.FTS.B, Zero Cpn, 1/01/24 ... 272 268
5615395.SQ.FTS.B, Zero Cpn, 1/01/24 ... 5,759 5,541
5616274.SQ.FTS.B, Zero Cpn, 1/01/24 ... 3,682 3,667
5618163.SQ.FTS.B, Zero Cpn, 1/02/24 ... 442 427
5619677.SQ.FTS.B, Zero Cpn, 1/04/24 ... 62 60

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5619805.SQ.FTS.B, Zero Cpn, 1/04/24 ... $ 1,949 $ 687
5620356.SQ.FTS.B, Zero Cpn, 1/05/24 ... 403 390
5621282.SQ.FTS.B, Zero Cpn, 1/05/24 ... 2,356 1,203
5622786.SQ.FTS.B, Zero Cpn, 1/05/24 ... 843 796
5622991.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,919 1,801
5623424.SQ.FTS.B, Zero Cpn, 1/05/24 ... 621 533
5624199.SQ.FTS.B, Zero Cpn, 1/05/24 ... 6,694 6,453
5624731.SQ.FTS.B, Zero Cpn, 1/05/24 ... 1,584 1,492
5625282.SQ.FTS.B, Zero Cpn, 1/06/24 ... 4,477 3,306
5625593.SQ.FTS.B, Zero Cpn, 1/06/24 ... 584 560
5625640.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,156 2,147
5627203.SQ.FTS.B, Zero Cpn, 1/06/24 ... 634 634
5627747.SQ.FTS.B, Zero Cpn, 1/06/24 ... 6,100 4,385
5627848.SQ.FTS.B, Zero Cpn, 1/06/24 ... 2,624 1,667
5627997.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,415 540
5628017.SQ.FTS.B, Zero Cpn, 1/06/24 ... 523 507
5628061.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,497 1,390
5629056.SQ.FTS.B, Zero Cpn, 1/06/24 ... 1,080 551
5629103.SQ.FTS.B, Zero Cpn, 1/06/24 ... 242 216
5629132.SQ.FTS.B, Zero Cpn, 1/06/24 ... 8 8
5629589.SQ.FTS.B, Zero Cpn, 1/06/24 ... 23,129 19,289
5641293.SQ.FTS.B, Zero Cpn, 1/07/24 ... 2,716 891
5644715.SQ.FTS.B, Zero Cpn, 1/07/24 ... 6,058 4,147
5644959.SQ.FTS.B, Zero Cpn, 1/07/24 ... 11,310 4,303
5645143.SQ.FTS.B, Zero Cpn, 1/07/24 ... 10,027 9,799
5646059.SQ.FTS.B, Zero Cpn, 1/07/24 ... 1,844 1,787
5646926.SQ.FTS.B, Zero Cpn, 1/07/24 ... 4,350 3,746
5647065.SQ.FTS.B, Zero Cpn, 1/07/24 ... 5,040 4,680
5648057.SQ.FTS.B, Zero Cpn, 1/08/24 ... 254 252
5648307.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,811 1,750
5649083.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,211 1,134
5649756.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,170 986
5651436.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,118 712
5651700.SQ.FTS.B, Zero Cpn, 1/08/24 ... 2,155 1,993
5652976.SQ.FTS.B, Zero Cpn, 1/08/24 ... 1,000 887
5655794.SQ.FTS.B, Zero Cpn, 1/09/24 ... 546 381
5655805.SQ.FTS.B, Zero Cpn, 1/09/24 ... 9,103 6,167
5656053.SQ.FTS.B, Zero Cpn, 1/09/24 ... 2,946 2,851
5656317.SQ.FTS.B, Zero Cpn, 1/10/24 ... 6,770 5,728
5656547.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,447 1,425
5656603.SQ.FTS.B, Zero Cpn, 1/10/24 ... 1,952 789
5656630.SQ.FTS.B, Zero Cpn, 1/10/24 ... 656 389
5656707.SQ.FTS.B, Zero Cpn, 1/10/24 ... 3,920 2,242
5656852.SQ.FTS.B, Zero Cpn, 1/10/24 ... 2,488 1,725
5658195.SQ.FTS.B, Zero Cpn, 1/11/24 ... 415 345
5658396.SQ.FTS.B, Zero Cpn, 1/11/24 ... 3,771 3,749
5661432.SQ.FTS.B, Zero Cpn, 1/11/24 ... 27,848 17,890
5662145.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,696 1,590
5662239.SQ.FTS.B, Zero Cpn, 1/11/24 ... 3,131 2,989
5662540.SQ.FTS.B, Zero Cpn, 1/11/24 ... 14,573 11,463
5663738.SQ.FTS.B, Zero Cpn, 1/11/24 ... 1,878 1,853
5664038.SQ.FTS.B, Zero Cpn, 1/11/24 ... 19,431 7,126
5666857.SQ.FTS.B, Zero Cpn, 1/12/24 ... 50,254 36,928
5669673.SQ.FTS.B, Zero Cpn, 1/12/24 ... 9,395 9,140
5670099.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,442 1,000
5670219.SQ.FTS.B, Zero Cpn, 1/12/24 ... 8,236 4,016
5672062.SQ.FTS.B, Zero Cpn, 1/12/24 ... 1,107 819
5672657.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,961 1,038
Description
Principal
Amount Value
Block, Inc. (continued)
5672716.SQ.FTS.B, Zero Cpn, 1/13/24 ... $ 2,705 $ 1,253
5673599.SQ.FTS.B, Zero Cpn, 1/13/24 ... 964 954
5673792.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,393 2,950
5674055.SQ.FTS.B, Zero Cpn, 1/13/24 ... 586 567
5674315.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,516 3,491
5675503.SQ.FTS.B, Zero Cpn, 1/13/24 ... 5,284 5,123
5676023.SQ.FTS.B, Zero Cpn, 1/13/24 ... 1,439 399
5676096.SQ.FTS.B, Zero Cpn, 1/13/24 ... 503 359
5677005.SQ.FTS.B, Zero Cpn, 1/13/24 ... 782 759
5677457.SQ.FTS.B, Zero Cpn, 1/13/24 ... 3,997 1,849
5677506.SQ.FTS.B, Zero Cpn, 1/13/24 ... 9,334 6,442
5678063.SQ.FTS.B, Zero Cpn, 1/13/24 ... 205 112
5689054.SQ.FTS.B, Zero Cpn, 1/14/24 ... 694 664
5689201.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,559 1,350
5689483.SQ.FTS.B, Zero Cpn, 1/14/24 ... 10,134 9,618
5690544.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,192 1,180
5694081.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,394 1,233
5694392.SQ.FTS.B, Zero Cpn, 1/14/24 ... 7,868 7,732
5694752.SQ.FTS.B, Zero Cpn, 1/14/24 ... 35,935 28,552
5695515.SQ.FTS.B, Zero Cpn, 1/14/24 ... 4,006 1,767
5695840.SQ.FTS.B, Zero Cpn, 1/14/24 ... 3,092 2,924
5695917.SQ.FTS.B, Zero Cpn, 1/14/24 ... 1,262 1,252
5696063.SQ.FTS.B, Zero Cpn, 1/14/24 ... 362 348
5696224.SQ.FTS.B, Zero Cpn, 1/15/24 ... 4,134 1,973
5698837.SQ.FTS.B, Zero Cpn, 1/15/24 ... 8,377 4,129
5698962.SQ.FTS.B, Zero Cpn, 1/15/24 ... 182 175
5701011.SQ.FTS.B, Zero Cpn, 1/15/24 ... 185 144
5701510.SQ.FTS.B, Zero Cpn, 1/15/24 ... 294 109
5701712.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,773 1,674
5702064.SQ.FTS.B, Zero Cpn, 1/15/24 ... 1,794 1,629
5702108.SQ.FTS.B, Zero Cpn, 1/15/24 ... 2,123 1,583
5702389.SQ.FTS.B, Zero Cpn, 1/16/24 ... 925 919
5702710.SQ.FTS.B, Zero Cpn, 1/16/24 ... 133 122
5702724.SQ.FTS.B, Zero Cpn, 1/16/24 ... 575 569
5702856.SQ.FTS.B, Zero Cpn, 1/16/24 ... 1,629 856
5702869.SQ.FTS.B, Zero Cpn, 1/16/24 ... 105 103
5702883.SQ.FTS.B, Zero Cpn, 1/16/24 ... 12,854 10,865
5703564.SQ.FTS.B, Zero Cpn, 1/17/24 ... 5,948 4,736
5705331.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,467 615
5706520.SQ.FTS.B, Zero Cpn, 1/18/24 ... 871 773
5706689.SQ.FTS.B, Zero Cpn, 1/18/24 ... 1,082 1,065
5707682.SQ.FTS.B, Zero Cpn, 1/18/24 ... 351 311
5707870.SQ.FTS.B, Zero Cpn, 1/18/24 ... 7,495 6,229
5708156.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,257 5,126
5709255.SQ.FTS.B, Zero Cpn, 1/18/24 ... 230 226
5709306.SQ.FTS.B, Zero Cpn, 1/18/24 ... 5,312 4,746
5710153.SQ.FTS.B, Zero Cpn, 1/19/24 ... 357 318
5710290.SQ.FTS.B, Zero Cpn, 1/19/24 ... 793 772
5710324.SQ.FTS.B, Zero Cpn, 1/19/24 ... 3,443 3,274
5710556.SQ.FTS.B, Zero Cpn, 1/19/24 ... 9,349 9,024
5713347.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,379 1,037
5713355.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,096 2,053
5713547.SQ.FTS.B, Zero Cpn, 1/19/24 ... 741 704
5714621.SQ.FTS.B, Zero Cpn, 1/19/24 ... 26,441 13,147
5715327.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,836 1,806
5715479.SQ.FTS.B, Zero Cpn, 1/19/24 ... 688 620
5715524.SQ.FTS.B, Zero Cpn, 1/19/24 ... 1,945 1,239
5715552.SQ.FTS.B, Zero Cpn, 1/19/24 ... 2,058 2,036

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5716127.SQ.FTS.B, Zero Cpn, 1/19/24 ... $ 3,573 $ 2,951
5716182.SQ.FTS.B, Zero Cpn, 1/19/24 ... 612 427
5716599.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,991 1,906
5716838.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,200 1,998
5719100.SQ.FTS.B, Zero Cpn, 1/20/24 ... 605 592
5719299.SQ.FTS.B, Zero Cpn, 1/20/24 ... 259 252
5719317.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,339 1,175
5719339.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,667 1,004
5719399.SQ.FTS.B, Zero Cpn, 1/20/24 ... 24,693 22,941
5720094.SQ.FTS.B, Zero Cpn, 1/20/24 ... 6,311 5,228
5720163.SQ.FTS.B, Zero Cpn, 1/20/24 ... 948 941
5720195.SQ.FTS.B, Zero Cpn, 1/20/24 ... 187 72
5720196.SQ.FTS.B, Zero Cpn, 1/20/24 ... 1,136 660
5720995.SQ.FTS.B, Zero Cpn, 1/20/24 ... 692 258
5721008.SQ.FTS.B, Zero Cpn, 1/20/24 ... 4,215 1,209
5721143.SQ.FTS.B, Zero Cpn, 1/20/24 ... 181 157
5721170.SQ.FTS.B, Zero Cpn, 1/20/24 ... 2,445 2,375
5721222.SQ.FTS.B, Zero Cpn, 1/20/24 ... 748 551
5721363.SQ.FTS.B, Zero Cpn, 1/20/24 ... 47,507 34,630
5726430.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,535 1,513
5726619.SQ.FTS.B, Zero Cpn, 1/21/24 ... 11,825 9,714
5726983.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,368 1,280
5728647.SQ.FTS.B, Zero Cpn, 1/21/24 ... 180 179
5728678.SQ.FTS.B, Zero Cpn, 1/21/24 ... 4,750 3,848
5728974.SQ.FTS.B, Zero Cpn, 1/21/24 ... 27,958 15,559
5729353.SQ.FTS.B, Zero Cpn, 1/21/24 ... 8,816 4,172
5730163.SQ.FTS.B, Zero Cpn, 1/21/24 ... 198 185
5730254.SQ.FTS.B, Zero Cpn, 1/21/24 ... 21,817 13,995
5730442.SQ.FTS.B, Zero Cpn, 1/21/24 ... 5,927 5,292
5730586.SQ.FTS.B, Zero Cpn, 1/21/24 ... 1,157 1,058
5731062.SQ.FTS.B, Zero Cpn, 1/22/24 ... 232 224
5731218.SQ.FTS.B, Zero Cpn, 1/22/24 ... 900 860
5731937.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,949 1,933
5732373.SQ.FTS.B, Zero Cpn, 1/22/24 ... 3,203 3,082
5732481.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,023 368
5733782.SQ.FTS.B, Zero Cpn, 1/22/24 ... 686 567
5733912.SQ.FTS.B, Zero Cpn, 1/22/24 ... 16,071 6,500
5734069.SQ.FTS.B, Zero Cpn, 1/22/24 ... 10,216 3,429
5734174.SQ.FTS.B, Zero Cpn, 1/22/24 ... 145 136
5734224.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,408 1,169
5734330.SQ.FTS.B, Zero Cpn, 1/22/24 ... 1,550 721
5734473.SQ.FTS.B, Zero Cpn, 1/22/24 ... 4,264 3,547
5735284.SQ.FTS.B, Zero Cpn, 1/23/24 ... 5,033 4,272
5735770.SQ.FTS.B, Zero Cpn, 1/24/24 ... 364 361
5735785.SQ.FTS.B, Zero Cpn, 1/24/24 ... 584 580
5735817.SQ.FTS.B, Zero Cpn, 1/24/24 ... 253 215
5735998.SQ.FTS.B, Zero Cpn, 1/24/24 ... 3,116 3,040
5736371.SQ.FTS.B, Zero Cpn, 1/25/24 ... 801 779
5737077.SQ.FTS.B, Zero Cpn, 1/25/24 ... 662 626
5738077.SQ.FTS.B, Zero Cpn, 1/25/24 ... 7,402 7,018
5738824.SQ.FTS.B, Zero Cpn, 1/25/24 ... 9,111 8,763
5739318.SQ.FTS.B, Zero Cpn, 1/25/24 ... 9,298 8,385
5739551.SQ.FTS.B, Zero Cpn, 1/25/24 ... 1,715 928
5740188.SQ.FTS.B, Zero Cpn, 1/26/24 ... 632 573
5740249.SQ.FTS.B, Zero Cpn, 1/26/24 ... 85 84
5740278.SQ.FTS.B, Zero Cpn, 1/26/24 ... 977 940
5740980.SQ.FTS.B, Zero Cpn, 1/26/24 ... 5,714 5,614
5741182.SQ.FTS.B, Zero Cpn, 1/26/24 ... 334 167
Description
Principal
Amount Value
Block, Inc. (continued)
5741480.SQ.FTS.B, Zero Cpn, 1/26/24 ... $ 275 $ 237
5741860.SQ.FTS.B, Zero Cpn, 1/26/24 ... 495 121
5741942.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,796 5,152
5742317.SQ.FTS.B, Zero Cpn, 1/26/24 ... 2,451 2,404
5742351.SQ.FTS.B, Zero Cpn, 1/26/24 ... 151 151
5742638.SQ.FTS.B, Zero Cpn, 1/26/24 ... 7,001 6,672
5742832.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,478 1,320
5743110.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,779 1,721
5743234.SQ.FTS.B, Zero Cpn, 1/26/24 ... 6,854 6,164
5743308.SQ.FTS.B, Zero Cpn, 1/26/24 ... 1,798 1,768
5743692.SQ.FTS.B, Zero Cpn, 1/27/24 ... 4,240 2,906
5743913.SQ.FTS.B, Zero Cpn, 1/27/24 ... 14,974 7,639
5744738.SQ.FTS.B, Zero Cpn, 1/27/24 ... 826 439
5744940.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,396 4,192
5745047.SQ.FTS.B, Zero Cpn, 1/27/24 ... 338 329
5745337.SQ.FTS.B, Zero Cpn, 1/27/24 ... 731 602
5745496.SQ.FTS.B, Zero Cpn, 1/27/24 ... 189 179
5745525.SQ.FTS.B, Zero Cpn, 1/27/24 ... 10,604 7,128
5746593.SQ.FTS.B, Zero Cpn, 1/27/24 ... 1,404 1,375
5746716.SQ.FTS.B, Zero Cpn, 1/27/24 ... 3,246 3,132
5746777.SQ.FTS.B, Zero Cpn, 1/27/24 ... 5,531 5,306
5748958.SQ.FTS.B, Zero Cpn, 1/28/24 ... 165 161
5748981.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,210 6,140
5749311.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,134 1,103
5749537.SQ.FTS.B, Zero Cpn, 1/28/24 ... 6,281 6,076
5750336.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,016 979
5750409.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,252 2,213
5750976.SQ.FTS.B, Zero Cpn, 1/28/24 ... 2,742 2,676
5751852.SQ.FTS.B, Zero Cpn, 1/28/24 ... 4,804 4,705
5752274.SQ.FTS.B, Zero Cpn, 1/28/24 ... 1,894 1,818
5753975.SQ.FTS.B, Zero Cpn, 1/29/24 ... 134 122
5754429.SQ.FTS.B, Zero Cpn, 1/29/24 ... 3,264 1,730
5754535.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,805 1,706
5755105.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,158 2,339
5756156.SQ.FTS.B, Zero Cpn, 1/29/24 ... 5,942 4,674
5756354.SQ.FTS.B, Zero Cpn, 1/29/24 ... 242 241
5756391.SQ.FTS.B, Zero Cpn, 1/29/24 ... 1,622 1,524
5756490.SQ.FTS.B, Zero Cpn, 1/29/24 ... 28,616 3,441
5756660.SQ.FTS.B, Zero Cpn, 1/30/24 ... 17,332 5,392
5756841.SQ.FTS.B, Zero Cpn, 1/30/24 ... 2,504 2,457
5757099.SQ.FTS.B, Zero Cpn, 1/30/24 ... 480 472
5757260.SQ.FTS.B, Zero Cpn, 1/30/24 ... 1,056 937
5757294.SQ.FTS.B, Zero Cpn, 1/30/24 ... 5,660 3,930
5757446.SQ.FTS.B, Zero Cpn, 1/30/24 ... 4,538 4,494
5757695.SQ.FTS.B, Zero Cpn, 1/31/24 ... 1,020 986
5758183.SQ.FTS.B, Zero Cpn, 1/31/24 ... 935 920
5758278.SQ.FTS.B, Zero Cpn, 1/31/24 ... 8,035 7,319
5759018.SQ.FTS.B, Zero Cpn, 2/01/24 ... 1,644 1,616
5760462.SQ.FTS.B, Zero Cpn, 2/01/24 ... 445 304
5760582.SQ.FTS.B, Zero Cpn, 2/01/24 ... 433 422
5761813.SQ.FTS.B, Zero Cpn, 2/01/24 ... 3,082 2,327
5763109.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,265 1,247
5763347.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,242 1,177
5763612.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,404 1,273
5763640.SQ.FTS.B, Zero Cpn, 2/02/24 ... 2,462 2,211
5763815.SQ.FTS.B, Zero Cpn, 2/02/24 ... 3,235 3,133
5763928.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,053 995
5764142.SQ.FTS.B, Zero Cpn, 2/02/24 ... 416 206

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5764145.SQ.FTS.B, Zero Cpn, 2/02/24 ... $ 7,734 $ 6,948
5764336.SQ.FTS.B, Zero Cpn, 2/02/24 ... 669 659
5764966.SQ.FTS.B, Zero Cpn, 2/02/24 ... 878 861
5765446.SQ.FTS.B, Zero Cpn, 2/02/24 ... 16,797 6,990
5765574.SQ.FTS.B, Zero Cpn, 2/02/24 ... 6,467 3,945
5765654.SQ.FTS.B, Zero Cpn, 2/02/24 ... 8,245 6,898
5765767.SQ.FTS.B, Zero Cpn, 2/02/24 ... 1,868 1,732
5767523.SQ.FTS.B, Zero Cpn, 2/03/24 ... 17,755 15,850
5767917.SQ.FTS.B, Zero Cpn, 2/03/24 ... 1,305 1,253
5767979.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,624 290
5768397.SQ.FTS.B, Zero Cpn, 2/03/24 ... 6,334 6,037
5769375.SQ.FTS.B, Zero Cpn, 2/03/24 ... 2,824 1,577
5769480.SQ.FTS.B, Zero Cpn, 2/03/24 ... 10,933 5,389
5769583.SQ.FTS.B, Zero Cpn, 2/03/24 ... 5,233 5,181
5769756.SQ.FTS.B, Zero Cpn, 2/03/24 ... 643 531
5772507.SQ.FTS.B, Zero Cpn, 2/04/24 ... 405 390
5772525.SQ.FTS.B, Zero Cpn, 2/04/24 ... 2,516 2,207
5772616.SQ.FTS.B, Zero Cpn, 2/04/24 ... 10,404 4,098
5772853.SQ.FTS.B, Zero Cpn, 2/04/24 ... 1,553 1,529
5774268.SQ.FTS.B, Zero Cpn, 2/04/24 ... 400 378
5774638.SQ.FTS.B, Zero Cpn, 2/04/24 ... 424 412
5774683.SQ.FTS.B, Zero Cpn, 2/04/24 ... 7,188 7,050
5775285.SQ.FTS.B, Zero Cpn, 2/04/24 ... 56 55
5775412.SQ.FTS.B, Zero Cpn, 2/04/24 ... 13,871 11,743
5775510.SQ.FTS.B, Zero Cpn, 2/05/24 ... 956 736
5775630.SQ.FTS.B, Zero Cpn, 2/05/24 ... 3,594 1,282
5775756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,241 5,009
5775904.SQ.FTS.B, Zero Cpn, 2/05/24 ... 548 541
5776152.SQ.FTS.B, Zero Cpn, 2/05/24 ... 728 687
5776421.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,666 2,001
5777129.SQ.FTS.B, Zero Cpn, 2/05/24 ... 26,030 22,418
5777653.SQ.FTS.B, Zero Cpn, 2/05/24 ... 5,641 5,533
5777789.SQ.FTS.B, Zero Cpn, 2/05/24 ... 1,129 1,094
5777849.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,153 2,702
5777935.SQ.FTS.B, Zero Cpn, 2/05/24 ... 15,025 14,702
5778637.SQ.FTS.B, Zero Cpn, 2/05/24 ... 745 194
5778679.SQ.FTS.B, Zero Cpn, 2/05/24 ... 75 75
5778756.SQ.FTS.B, Zero Cpn, 2/05/24 ... 2,847 1,328
5778865.SQ.FTS.B, Zero Cpn, 2/05/24 ... 4,592 3,054
5779368.SQ.FTS.B, Zero Cpn, 2/06/24 ... 59 58
5779535.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,063 824
5779593.SQ.FTS.B, Zero Cpn, 2/06/24 ... 4,432 4,353
5779703.SQ.FTS.B, Zero Cpn, 2/06/24 ... 1,731 1,670
5779744.SQ.FTS.B, Zero Cpn, 2/06/24 ... 3,165 3,109
5779867.SQ.FTS.B, Zero Cpn, 2/06/24 ... 175 172
5779967.SQ.FTS.B, Zero Cpn, 2/06/24 ... 2,379 767
5779981.SQ.FTS.B, Zero Cpn, 2/06/24 ... 724 700
5780239.SQ.FTS.B, Zero Cpn, 2/07/24 ... 7,900 5,191
5780627.SQ.FTS.B, Zero Cpn, 2/07/24 ... 3,901 3,654
5781719.SQ.FTS.B, Zero Cpn, 2/08/24 ... 861 850
5782195.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,128 1,010
5782354.SQ.FTS.B, Zero Cpn, 2/08/24 ... 5,919 3,524
5783251.SQ.FTS.B, Zero Cpn, 2/08/24 ... 337 325
5783365.SQ.FTS.B, Zero Cpn, 2/08/24 ... 20,413 19,759
5784577.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,155 855
5784689.SQ.FTS.B, Zero Cpn, 2/08/24 ... 1,983 1,305
5784781.SQ.FTS.B, Zero Cpn, 2/09/24 ... 193 190
5784888.SQ.FTS.B, Zero Cpn, 2/09/24 ... 2,499 1,878
Description
Principal
Amount Value
Block, Inc. (continued)
5785536.SQ.FTS.B, Zero Cpn, 2/09/24 ... $ 7,927 $ 7,165
5787182.SQ.FTS.B, Zero Cpn, 2/09/24 ... 29,557 24,808
5787538.SQ.FTS.B, Zero Cpn, 2/09/24 ... 11,929 11,646
5788233.SQ.FTS.B, Zero Cpn, 2/09/24 ... 881 737
5788790.SQ.FTS.B, Zero Cpn, 2/09/24 ... 383 381
5788801.SQ.FTS.B, Zero Cpn, 2/09/24 ... 291 286
5788805.SQ.FTS.B, Zero Cpn, 2/09/24 ... 21,870 20,387
5789379.SQ.FTS.B, Zero Cpn, 2/09/24 ... 7,362 6,584
5789475.SQ.FTS.B, Zero Cpn, 2/09/24 ... 26,178 22,461
5790345.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,199 1,010
5790464.SQ.FTS.B, Zero Cpn, 2/10/24 ... 403 392
5790500.SQ.FTS.B, Zero Cpn, 2/10/24 ... 1,016 1,006
5790649.SQ.FTS.B, Zero Cpn, 2/10/24 ... 347 341
5791803.SQ.FTS.B, Zero Cpn, 2/10/24 ... 777 752
5793078.SQ.FTS.B, Zero Cpn, 2/10/24 ... 681 562
5793198.SQ.FTS.B, Zero Cpn, 2/10/24 ... 14,656 11,060
5793504.SQ.FTS.B, Zero Cpn, 2/10/24 ... 824 818
5795085.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,444 2,370
5795334.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,288 1,948
5795481.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,065 2,014
5796253.SQ.FTS.B, Zero Cpn, 2/10/24 ... 339 331
5796507.SQ.FTS.B, Zero Cpn, 2/10/24 ... 23 23
5796633.SQ.FTS.B, Zero Cpn, 2/10/24 ... 2,959 599
5796654.SQ.FTS.B, Zero Cpn, 2/10/24 ... 23,973 13,864
5796931.SQ.FTS.B, Zero Cpn, 2/10/24 ... 6,757 5,938
5797143.SQ.FTS.B, Zero Cpn, 2/10/24 ... 354 352
5801833.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,139 884
5801855.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,721 1,699
5801964.SQ.FTS.B, Zero Cpn, 2/11/24 ... 975 960
5802042.SQ.FTS.B, Zero Cpn, 2/11/24 ... 49,428 19,503
5802631.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,901 2,873
5803272.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,235 1,217
5803379.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,567 4,067
5803981.SQ.FTS.B, Zero Cpn, 2/11/24 ... 203 198
5804230.SQ.FTS.B, Zero Cpn, 2/11/24 ... 1,211 796
5804251.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,925 6,838
5804549.SQ.FTS.B, Zero Cpn, 2/11/24 ... 5,274 4,926
5804824.SQ.FTS.B, Zero Cpn, 2/11/24 ... 7,158 6,937
5805200.SQ.FTS.B, Zero Cpn, 2/11/24 ... 623 555
5805318.SQ.FTS.B, Zero Cpn, 2/11/24 ... 149 141
5805328.SQ.FTS.B, Zero Cpn, 2/11/24 ... 581 413
5805369.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,188 501
5805398.SQ.FTS.B, Zero Cpn, 2/11/24 ... 2,828 2,655
5805490.SQ.FTS.B, Zero Cpn, 2/11/24 ... 629 499
5806428.SQ.FTS.B, Zero Cpn, 2/11/24 ... 4,137 3,886
5806556.SQ.FTS.B, Zero Cpn, 2/11/24 ... 3,134 3,085
5807061.SQ.FTS.B, Zero Cpn, 2/12/24 ... 6,932 6,831
5808150.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,105 1,834
5808680.SQ.FTS.B, Zero Cpn, 2/12/24 ... 133 131
5809386.SQ.FTS.B, Zero Cpn, 2/12/24 ... 583 356
5809664.SQ.FTS.B, Zero Cpn, 2/12/24 ... 347 337
5809849.SQ.FTS.B, Zero Cpn, 2/12/24 ... 5,249 4,070
5811427.SQ.FTS.B, Zero Cpn, 2/12/24 ... 3,277 3,227
5811504.SQ.FTS.B, Zero Cpn, 2/12/24 ... 54,628 31,616
5812710.SQ.FTS.B, Zero Cpn, 2/12/24 ... 11,738 11,128
5813311.SQ.FTS.B, Zero Cpn, 2/13/24 ... 16,667 14,319
5813522.SQ.FTS.B, Zero Cpn, 2/13/24 ... 596 594
5813621.SQ.FTS.B, Zero Cpn, 2/13/24 ... 1,164 1,132

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5813752.SQ.FTS.B, Zero Cpn, 2/13/24 ... $ 1,759 $ 1,475
5813936.SQ.FTS.B, Zero Cpn, 2/13/24 ... 353 344
5814397.SQ.FTS.B, Zero Cpn, 2/14/24 ... 9,329 8,653
5816654.SQ.FTS.B, Zero Cpn, 2/15/24 ... 13,550 11,368
5816829.SQ.FTS.B, Zero Cpn, 2/15/24 ... 15,046 14,927
5817927.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,589 1,437
5818012.SQ.FTS.B, Zero Cpn, 2/15/24 ... 676 382
5818363.SQ.FTS.B, Zero Cpn, 2/15/24 ... 225 220
5818400.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,473 1,023
5818437.SQ.FTS.B, Zero Cpn, 2/15/24 ... 3,157 2,170
5818525.SQ.FTS.B, Zero Cpn, 2/15/24 ... 6,555 5,181
5818633.SQ.FTS.B, Zero Cpn, 2/15/24 ... 1,242 741
5818657.SQ.FTS.B, Zero Cpn, 2/15/24 ... 2,572 2,065
5818715.SQ.FTS.B, Zero Cpn, 2/16/24 ... 6,020 5,522
5818855.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,992 3,873
5819001.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,153 1,131
5819098.SQ.FTS.B, Zero Cpn, 2/16/24 ... 5,290 5,197
5819348.SQ.FTS.B, Zero Cpn, 2/16/24 ... 457 449
5819420.SQ.FTS.B, Zero Cpn, 2/16/24 ... 7,897 7,552
5819704.SQ.FTS.B, Zero Cpn, 2/16/24 ... 3,565 3,366
5820027.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,262 1,173
5820058.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,199 1,188
5820141.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,504 1,449
5820215.SQ.FTS.B, Zero Cpn, 2/16/24 ... 7,045 6,990
5820601.SQ.FTS.B, Zero Cpn, 2/16/24 ... 202 169
5820974.SQ.FTS.B, Zero Cpn, 2/16/24 ... 26,767 25,904
5821537.SQ.FTS.B, Zero Cpn, 2/16/24 ... 660 653
5821558.SQ.FTS.B, Zero Cpn, 2/16/24 ... 1,404 1,364
5821663.SQ.FTS.B, Zero Cpn, 2/16/24 ... 2,685 2,459
5821739.SQ.FTS.B, Zero Cpn, 2/16/24 ... 47,514 28,119
5822170.SQ.FTS.B, Zero Cpn, 2/17/24 ... 13,533 11,289
5822304.SQ.FTS.B, Zero Cpn, 2/17/24 ... 5,882 5,690
5822472.SQ.FTS.B, Zero Cpn, 2/17/24 ... 442 433
5822491.SQ.FTS.B, Zero Cpn, 2/17/24 ... 695 663
5822507.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,389 992
5822816.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,577 1,555
5823402.SQ.FTS.B, Zero Cpn, 2/17/24 ... 17,103 12,723
5823637.SQ.FTS.B, Zero Cpn, 2/17/24 ... 17,433 14,655
5823770.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,745 1,731
5823852.SQ.FTS.B, Zero Cpn, 2/17/24 ... 2,229 2,188
5824064.SQ.FTS.B, Zero Cpn, 2/17/24 ... 16,502 13,014
5824290.SQ.FTS.B, Zero Cpn, 2/17/24 ... 1,207 648
5827288.SQ.FTS.B, Zero Cpn, 2/18/24 ... 10,958 10,069
5827454.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,793 1,592
5827612.SQ.FTS.B, Zero Cpn, 2/18/24 ... 6,006 2,835
5827715.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,528 1,875
5827744.SQ.FTS.B, Zero Cpn, 2/18/24 ... 4,818 4,721
5828097.SQ.FTS.B, Zero Cpn, 2/18/24 ... 281 280
5828428.SQ.FTS.B, Zero Cpn, 2/18/24 ... 422 402
5828449.SQ.FTS.B, Zero Cpn, 2/18/24 ... 568 516
5828953.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,635 2,552
5828998.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,677 1,651
5829192.SQ.FTS.B, Zero Cpn, 2/18/24 ... 2,203 2,100
5829252.SQ.FTS.B, Zero Cpn, 2/18/24 ... 3,796 3,141
5829308.SQ.FTS.B, Zero Cpn, 2/18/24 ... 22,121 14,943
5830023.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,773 1,719
5830043.SQ.FTS.B, Zero Cpn, 2/18/24 ... 16,281 15,917
5830245.SQ.FTS.B, Zero Cpn, 2/18/24 ... 7,836 7,083
Description
Principal
Amount Value
Block, Inc. (continued)
5830423.SQ.FTS.B, Zero Cpn, 2/18/24 ... $ 4,549 $ 4,403
5830680.SQ.FTS.B, Zero Cpn, 2/18/24 ... 1,673 1,062
5830987.SQ.FTS.B, Zero Cpn, 2/19/24 ... 574 541
5831084.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,294 2,126
5831453.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,393 1,359
5831642.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,872 3,142
5831766.SQ.FTS.B, Zero Cpn, 2/19/24 ... 826 811
5831825.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,744 1,708
5831942.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,752 2,671
5832082.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,505 1,482
5832275.SQ.FTS.B, Zero Cpn, 2/19/24 ... 8,427 8,230
5832519.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,369 2,357
5832876.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,191 360
5832888.SQ.FTS.B, Zero Cpn, 2/19/24 ... 2,797 2,617
5832933.SQ.FTS.B, Zero Cpn, 2/19/24 ... 871 423
5832996.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,708 1,529
5833008.SQ.FTS.B, Zero Cpn, 2/19/24 ... 486 475
5833154.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,356 1,149
5833448.SQ.FTS.B, Zero Cpn, 2/19/24 ... 7,732 4,807
5833600.SQ.FTS.B, Zero Cpn, 2/19/24 ... 10,478 10,261
5833744.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,166 394
5833759.SQ.FTS.B, Zero Cpn, 2/19/24 ... 461 458
5833769.SQ.FTS.B, Zero Cpn, 2/19/24 ... 1,816 1,654
5833778.SQ.FTS.B, Zero Cpn, 2/19/24 ... 4,117 2,677
5833794.SQ.FTS.B, Zero Cpn, 2/19/24 ... 3,332 3,258
5833882.SQ.FTS.B, Zero Cpn, 2/19/24 ... 24,278 14,403
5833976.SQ.FTS.B, Zero Cpn, 2/19/24 ... 16,572 13,810
5834306.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,781 1,725
5834376.SQ.FTS.B, Zero Cpn, 2/20/24 ... 2,642 2,392
5834407.SQ.FTS.B, Zero Cpn, 2/20/24 ... 3,163 2,920
5834758.SQ.FTS.B, Zero Cpn, 2/20/24 ... 3,773 3,695
5834821.SQ.FTS.B, Zero Cpn, 2/20/24 ... 563 552
5834836.SQ.FTS.B, Zero Cpn, 2/20/24 ... 791 582
5834843.SQ.FTS.B, Zero Cpn, 2/20/24 ... 500 438
5834926.SQ.FTS.B, Zero Cpn, 2/20/24 ... 1,966 1,924
5835075.SQ.FTS.B, Zero Cpn, 2/20/24 ... 10,038 9,895
5835427.SQ.FTS.B, Zero Cpn, 2/21/24 ... 449 222
5835439.SQ.FTS.B, Zero Cpn, 2/21/24 ... 2,304 2,262
5835547.SQ.FTS.B, Zero Cpn, 2/21/24 ... 367 324
5835555.SQ.FTS.B, Zero Cpn, 2/21/24 ... 105 102
5835754.SQ.FTS.B, Zero Cpn, 2/21/24 ... 597 571
5835768.SQ.FTS.B, Zero Cpn, 2/21/24 ... 930 925
5836652.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,171 776
5836892.SQ.FTS.B, Zero Cpn, 2/22/24 ... 27,173 23,096
5837282.SQ.FTS.B, Zero Cpn, 2/22/24 ... 3,251 3,130
5837990.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,575 1,527
5838038.SQ.FTS.B, Zero Cpn, 2/22/24 ... 1,119 812
5839780.SQ.FTS.B, Zero Cpn, 2/23/24 ... 37 37
5839791.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,227 4,151
5839914.SQ.FTS.B, Zero Cpn, 2/23/24 ... 206 205
5839921.SQ.FTS.B, Zero Cpn, 2/23/24 ... 4,418 4,205
5840032.SQ.FTS.B, Zero Cpn, 2/23/24 ... 18,649 7,759
5840224.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,418 1,399
5840337.SQ.FTS.B, Zero Cpn, 2/23/24 ... 983 917
5840371.SQ.FTS.B, Zero Cpn, 2/23/24 ... 5,013 4,874
5840747.SQ.FTS.B, Zero Cpn, 2/23/24 ... 333 311
5840849.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,372 1,342
5840997.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,169 1,051

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5841018.SQ.FTS.B, Zero Cpn, 2/23/24 ... $ 2,602 $ 2,278
5841063.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,908 1,758
5841487.SQ.FTS.B, Zero Cpn, 2/23/24 ... 1,914 1,844
5841757.SQ.FTS.B, Zero Cpn, 2/23/24 ... 16,814 16,250
5842081.SQ.FTS.B, Zero Cpn, 2/23/24 ... 5,028 4,158
5842185.SQ.FTS.B, Zero Cpn, 2/23/24 ... 3,398 3,304
5842765.SQ.FTS.B, Zero Cpn, 2/23/24 ... 55 48
5843478.SQ.FTS.B, Zero Cpn, 2/24/24 ... 915 884
5843566.SQ.FTS.B, Zero Cpn, 2/24/24 ... 5,389 3,195
5843683.SQ.FTS.B, Zero Cpn, 2/24/24 ... 447 377
5843736.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,277 718
5843744.SQ.FTS.B, Zero Cpn, 2/24/24 ... 675 643
5844063.SQ.FTS.B, Zero Cpn, 2/24/24 ... 910 888
5844400.SQ.FTS.B, Zero Cpn, 2/24/24 ... 637 584
5844433.SQ.FTS.B, Zero Cpn, 2/24/24 ... 10,689 10,469
5844723.SQ.FTS.B, Zero Cpn, 2/24/24 ... 981 417
5844834.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,944 3,888
5844917.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,860 2,279
5845050.SQ.FTS.B, Zero Cpn, 2/24/24 ... 754 710
5845066.SQ.FTS.B, Zero Cpn, 2/24/24 ... 606 575
5845080.SQ.FTS.B, Zero Cpn, 2/24/24 ... 15,692 15,241
5845326.SQ.FTS.B, Zero Cpn, 2/24/24 ... 293 275
5845408.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,397 1,298
5845468.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,862 2,775
5845524.SQ.FTS.B, Zero Cpn, 2/24/24 ... 413 42
5845527.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,587 2,449
5845663.SQ.FTS.B, Zero Cpn, 2/24/24 ... 783 772
5845688.SQ.FTS.B, Zero Cpn, 2/24/24 ... 3,907 3,780
5845824.SQ.FTS.B, Zero Cpn, 2/24/24 ... 2,355 2,291
5845860.SQ.FTS.B, Zero Cpn, 2/24/24 ... 1,756 1,719
5848303.SQ.FTS.B, Zero Cpn, 2/25/24 ... 8,184 7,820
5848525.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,074 2,010
5848650.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,710 1,378
5848683.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,322 1,243
5848709.SQ.FTS.B, Zero Cpn, 2/25/24 ... 2,141 2,118
5849165.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,272 1,235
5849291.SQ.FTS.B, Zero Cpn, 2/25/24 ... 1,546 1,519
5849390.SQ.FTS.B, Zero Cpn, 2/25/24 ... 524 508
5849439.SQ.FTS.B, Zero Cpn, 2/25/24 ... 19,689 18,049
5849972.SQ.FTS.B, Zero Cpn, 2/25/24 ... 6,216 5,941
5850198.SQ.FTS.B, Zero Cpn, 2/25/24 ... 6,805 4,837
5850244.SQ.FTS.B, Zero Cpn, 2/25/24 ... 10,130 9,774
5851014.SQ.FTS.B, Zero Cpn, 2/25/24 ... 12,705 8,720
5851134.SQ.FTS.B, Zero Cpn, 2/25/24 ... 9,273 5,634
5851216.SQ.FTS.B, Zero Cpn, 2/25/24 ... 5,507 4,631
5851296.SQ.FTS.B, Zero Cpn, 2/25/24 ... 28,201 24,385
5851857.SQ.FTS.B, Zero Cpn, 2/26/24 ... 31,299 30,312
5852326.SQ.FTS.B, Zero Cpn, 2/26/24 ... 215 211
5852446.SQ.FTS.B, Zero Cpn, 2/26/24 ... 5,590 5,166
5852555.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,675 1,474
5852890.SQ.FTS.B, Zero Cpn, 2/26/24 ... 820 808
5852908.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,826 3,727
5853037.SQ.FTS.B, Zero Cpn, 2/26/24 ... 917 912
5853107.SQ.FTS.B, Zero Cpn, 2/26/24 ... 1,186 1,013
5853138.SQ.FTS.B, Zero Cpn, 2/26/24 ... 17,184 16,281
5853345.SQ.FTS.B, Zero Cpn, 2/26/24 ... 28,786 27,519
5853687.SQ.FTS.B, Zero Cpn, 2/26/24 ... 3,793 2,300
5854069.SQ.FTS.B, Zero Cpn, 2/26/24 ... 12,566 12,018
Description
Principal
Amount Value
Block, Inc. (continued)
5855184.SQ.FTS.B, Zero Cpn, 2/27/24 ... $ 6,215 $ 5,646
5855247.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,093 3,906
5855330.SQ.FTS.B, Zero Cpn, 2/27/24 ... 4,415 3,708
5855365.SQ.FTS.B, Zero Cpn, 2/27/24 ... 11,103 10,479
5855514.SQ.FTS.B, Zero Cpn, 2/27/24 ... 3,016 2,916
5855550.SQ.FTS.B, Zero Cpn, 2/27/24 ... 1,689 1,640
5855624.SQ.FTS.B, Zero Cpn, 2/27/24 ... 3,546 3,463
5855743.SQ.FTS.B, Zero Cpn, 2/27/24 ... 909 894
5855794.SQ.FTS.B, Zero Cpn, 2/27/24 ... 2,306 2,216
5855815.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,097 942
5855822.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,682 1,192
5855880.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,600 4,249
5855919.SQ.FTS.B, Zero Cpn, 2/28/24 ... 473 443
5855969.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,670 1,537
5856019.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,134 1,092
5856039.SQ.FTS.B, Zero Cpn, 2/28/24 ... 235 233
5856061.SQ.FTS.B, Zero Cpn, 2/28/24 ... 571 553
5856147.SQ.FTS.B, Zero Cpn, 2/28/24 ... 225 218
5856150.SQ.FTS.B, Zero Cpn, 2/28/24 ... 4,141 3,930
5856180.SQ.FTS.B, Zero Cpn, 2/28/24 ... 465 451
5856192.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,861 1,653
5856213.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,824 1,817
5856377.SQ.FTS.B, Zero Cpn, 2/28/24 ... 393 386
5856395.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,538 2,456
5856449.SQ.FTS.B, Zero Cpn, 2/28/24 ... 843 824
5856506.SQ.FTS.B, Zero Cpn, 2/28/24 ... 2,701 1,958
5856524.SQ.FTS.B, Zero Cpn, 2/28/24 ... 997 348
5856544.SQ.FTS.B, Zero Cpn, 2/28/24 ... 1,323 1,275
5856759.SQ.FTS.B, Zero Cpn, 2/29/24 ... 579 554
5857111.SQ.FTS.B, Zero Cpn, 2/29/24 ... 918 843
5857229.SQ.FTS.B, Zero Cpn, 2/29/24 ... 696 672
5857271.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,861 3,392
5857350.SQ.FTS.B, Zero Cpn, 2/29/24 ... 6,295 6,083
5857552.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,115 757
5857575.SQ.FTS.B, Zero Cpn, 2/29/24 ... 503 489
5860574.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,267 1,205
5860789.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,646 1,607
5860892.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,902 2,623
5860921.SQ.FTS.B, Zero Cpn, 2/29/24 ... 740 709
5860934.SQ.FTS.B, Zero Cpn, 2/29/24 ... 5,483 3,195
5861047.SQ.FTS.B, Zero Cpn, 2/29/24 ... 7,102 6,984
5861252.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,965 1,865
5861362.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,453 1,843
5861442.SQ.FTS.B, Zero Cpn, 2/29/24 ... 157 148
5861992.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,747 4,487
5862134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 21,888 20,912
5862509.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,115 4,081
5862704.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,389 1,319
5862747.SQ.FTS.B, Zero Cpn, 2/29/24 ... 505 477
5862821.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,160 1,141
5862832.SQ.FTS.B, Zero Cpn, 2/29/24 ... 66,744 55,418
5863890.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,922 16,989
5864281.SQ.FTS.B, Zero Cpn, 2/29/24 ... 4,992 3,614
5864883.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,062 915
5864923.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,870 1,764
5865016.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,849 1,274
5865102.SQ.FTS.B, Zero Cpn, 2/29/24 ... 17,536 17,239
5865946.SQ.FTS.B, Zero Cpn, 2/29/24 ... 2,518 2,456

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5866021.SQ.FTS.B, Zero Cpn, 2/29/24 ... $ 2,827 $ 2,777
5866092.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,826 1,249
5866134.SQ.FTS.B, Zero Cpn, 2/29/24 ... 1,674 1,663
5866257.SQ.FTS.B, Zero Cpn, 2/29/24 ... 53,827 44,786
5866766.SQ.FTS.B, Zero Cpn, 2/29/24 ... 322 320
5866772.SQ.FTS.B, Zero Cpn, 2/29/24 ... 9,172 9,082
5866953.SQ.FTS.B, Zero Cpn, 2/29/24 ... 15,880 14,111
5867189.SQ.FTS.B, Zero Cpn, 2/29/24 ... 863 839
5870230.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,621 1,413
5870457.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,397 7,065
5871047.SQ.FTS.B, Zero Cpn, 3/01/24 ... 882 860
5871100.SQ.FTS.B, Zero Cpn, 3/01/24 ... 19,844 15,024
5871595.SQ.FTS.B, Zero Cpn, 3/01/24 ... 666 655
5871939.SQ.FTS.B, Zero Cpn, 3/01/24 ... 3,947 3,791
5872095.SQ.FTS.B, Zero Cpn, 3/01/24 ... 4,509 4,382
5872195.SQ.FTS.B, Zero Cpn, 3/01/24 ... 11,433 10,218
5872466.SQ.FTS.B, Zero Cpn, 3/01/24 ... 16,909 16,434
5872937.SQ.FTS.B, Zero Cpn, 3/01/24 ... 7,510 7,345
5873031.SQ.FTS.B, Zero Cpn, 3/01/24 ... 464 459
5873486.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,509 1,491
5873503.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,719 1,693
5873528.SQ.FTS.B, Zero Cpn, 3/01/24 ... 84 84
5873830.SQ.FTS.B, Zero Cpn, 3/01/24 ... 1,618 1,431
5874146.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,566 1,490
5874194.SQ.FTS.B, Zero Cpn, 3/02/24 ... 383 161
5874200.SQ.FTS.B, Zero Cpn, 3/02/24 ... 6,266 4,698
5874494.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,708 4,648
5874616.SQ.FTS.B, Zero Cpn, 3/02/24 ... 895 843
5874626.SQ.FTS.B, Zero Cpn, 3/02/24 ... 3,842 3,624
5874820.SQ.FTS.B, Zero Cpn, 3/02/24 ... 8,163 7,803
5875144.SQ.FTS.B, Zero Cpn, 3/02/24 ... 765 760
5875236.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,261 2,096
5875346.SQ.FTS.B, Zero Cpn, 3/02/24 ... 26,072 16,008
5875711.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,839 1,761
5875845.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,822 1,629
5875887.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,439 1,430
5876066.SQ.FTS.B, Zero Cpn, 3/02/24 ... 5,425 5,280
5876202.SQ.FTS.B, Zero Cpn, 3/02/24 ... 14,089 12,688
5876448.SQ.FTS.B, Zero Cpn, 3/02/24 ... 1,366 296
5876662.SQ.FTS.B, Zero Cpn, 3/02/24 ... 2,247 2,121
5876942.SQ.FTS.B, Zero Cpn, 3/02/24 ... 14,849 7,234
5877200.SQ.FTS.B, Zero Cpn, 3/03/24 ... 8,309 6,899
5877289.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,082 2,058
5877352.SQ.FTS.B, Zero Cpn, 3/03/24 ... 658 633
5877452.SQ.FTS.B, Zero Cpn, 3/03/24 ... 11,698 11,419
5877718.SQ.FTS.B, Zero Cpn, 3/03/24 ... 2,753 2,433
5877753.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,440 1,297
5877777.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,709 1,526
5877873.SQ.FTS.B, Zero Cpn, 3/03/24 ... 1,009 945
5878064.SQ.FTS.B, Zero Cpn, 3/04/24 ... 547 507
5878083.SQ.FTS.B, Zero Cpn, 3/04/24 ... 8,712 6,545
5878613.SQ.FTS.B, Zero Cpn, 3/05/24 ... 560 546
5878630.SQ.FTS.B, Zero Cpn, 3/05/24 ... 647 626
5878644.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,409 1,366
5878670.SQ.FTS.B, Zero Cpn, 3/05/24 ... 2,289 1,999
5878696.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,473 1,386
5878736.SQ.FTS.B, Zero Cpn, 3/05/24 ... 4,623 3,488
5878794.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,529 1,361
Description
Principal
Amount Value
Block, Inc. (continued)
5878817.SQ.FTS.B, Zero Cpn, 3/05/24 ... $ 1,533 $ 1,497
5878845.SQ.FTS.B, Zero Cpn, 3/05/24 ... 1,776 1,548
5878878.SQ.FTS.B, Zero Cpn, 3/05/24 ... 436 157
5878890.SQ.FTS.B, Zero Cpn, 3/05/24 ... 374 363
5879633.SQ.FTS.B, Zero Cpn, 3/06/24 ... 221 219
5879702.SQ.FTS.B, Zero Cpn, 3/06/24 ... 804 791
5881068.SQ.FTS.B, Zero Cpn, 3/06/24 ... 392 326
5881085.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,704 2,440
5881362.SQ.FTS.B, Zero Cpn, 3/06/24 ... 1,778 1,753
5881405.SQ.FTS.B, Zero Cpn, 3/06/24 ... 24,751 23,725
5882516.SQ.FTS.B, Zero Cpn, 3/06/24 ... 2,117 1,665
5882583.SQ.FTS.B, Zero Cpn, 3/06/24 ... 197 185
5882758.SQ.FTS.B, Zero Cpn, 3/06/24 ... 16,657 9,721
5883510.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,132 2,027
5883645.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,128 2,031
5883734.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,950 1,913
5883792.SQ.FTS.B, Zero Cpn, 3/07/24 ... 581 490
5883854.SQ.FTS.B, Zero Cpn, 3/07/24 ... 6,228 5,671
5884155.SQ.FTS.B, Zero Cpn, 3/07/24 ... 15,216 10,852
5884296.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,052 2,764
5884361.SQ.FTS.B, Zero Cpn, 3/07/24 ... 143 134
5884476.SQ.FTS.B, Zero Cpn, 3/07/24 ... 5,725 4,983
5884556.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,423 2,306
5884663.SQ.FTS.B, Zero Cpn, 3/07/24 ... 761 725
5884678.SQ.FTS.B, Zero Cpn, 3/07/24 ... 656 639
5884756.SQ.FTS.B, Zero Cpn, 3/07/24 ... 866 435
5884849.SQ.FTS.B, Zero Cpn, 3/07/24 ... 8,093 7,137
5885098.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,290 1,224
5885104.SQ.FTS.B, Zero Cpn, 3/07/24 ... 2,301 2,268
5885355.SQ.FTS.B, Zero Cpn, 3/07/24 ... 4,255 3,894
5885554.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,847 1,768
5885927.SQ.FTS.B, Zero Cpn, 3/07/24 ... 1,381 1,262
5885936.SQ.FTS.B, Zero Cpn, 3/07/24 ... 984 904
5886006.SQ.FTS.B, Zero Cpn, 3/07/24 ... 3,181 3,112
5887960.SQ.FTS.B, Zero Cpn, 3/08/24 ... 890 872
5887977.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,593 1,696
5888028.SQ.FTS.B, Zero Cpn, 3/08/24 ... 122 111
5888038.SQ.FTS.B, Zero Cpn, 3/08/24 ... 348 341
5888048.SQ.FTS.B, Zero Cpn, 3/08/24 ... 572 554
5888127.SQ.FTS.B, Zero Cpn, 3/08/24 ... 12,580 11,014
5888337.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,165 2,081
5888428.SQ.FTS.B, Zero Cpn, 3/08/24 ... 5,568 5,479
5888665.SQ.FTS.B, Zero Cpn, 3/08/24 ... 6,995 6,856
5888995.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,091 1,073
5889024.SQ.FTS.B, Zero Cpn, 3/08/24 ... 4,773 4,579
5889369.SQ.FTS.B, Zero Cpn, 3/08/24 ... 10,045 9,767
5889467.SQ.FTS.B, Zero Cpn, 3/08/24 ... 328 294
5889537.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,024 921
5889543.SQ.FTS.B, Zero Cpn, 3/08/24 ... 3,812 3,737
5890157.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,259 1,159
5890379.SQ.FTS.B, Zero Cpn, 3/08/24 ... 1,739 1,635
5890383.SQ.FTS.B, Zero Cpn, 3/08/24 ... 13,010 12,520
5890682.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,106 2,069
5890716.SQ.FTS.B, Zero Cpn, 3/08/24 ... 2,900 2,478
5890737.SQ.FTS.B, Zero Cpn, 3/08/24 ... 31,239 26,111
5891259.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,883 2,725
5891316.SQ.FTS.B, Zero Cpn, 3/09/24 ... 308 305
5891343.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,167 1,159

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5891388.SQ.FTS.B, Zero Cpn, 3/09/24 ... $ 6,211 $ 5,146
5891622.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,252 1,227
5891712.SQ.FTS.B, Zero Cpn, 3/09/24 ... 844 753
5891874.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,161 1,138
5891940.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,046 752
5892065.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,339 6,229
5892236.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,024 1,162
5892257.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,858 2,341
5892309.SQ.FTS.B, Zero Cpn, 3/09/24 ... 7,661 6,981
5892501.SQ.FTS.B, Zero Cpn, 3/09/24 ... 760 463
5892754.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,267 2,196
5892907.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,548 631
5893120.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,245 2,227
5893149.SQ.FTS.B, Zero Cpn, 3/09/24 ... 3,202 3,142
5893349.SQ.FTS.B, Zero Cpn, 3/09/24 ... 579 527
5893532.SQ.FTS.B, Zero Cpn, 3/09/24 ... 11,969 6,885
5893641.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,599 1,156
5893722.SQ.FTS.B, Zero Cpn, 3/09/24 ... 4,465 4,296
5894017.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,018 973
5894049.SQ.FTS.B, Zero Cpn, 3/09/24 ... 5,935 3,477
5894210.SQ.FTS.B, Zero Cpn, 3/09/24 ... 2,995 2,740
5894227.SQ.FTS.B, Zero Cpn, 3/09/24 ... 6,594 3,309
5894272.SQ.FTS.B, Zero Cpn, 3/09/24 ... 1,555 1,487
5894383.SQ.FTS.B, Zero Cpn, 3/10/24 ... 8,112 5,473
5894485.SQ.FTS.B, Zero Cpn, 3/10/24 ... 827 778
5894587.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,751 1,410
5894605.SQ.FTS.B, Zero Cpn, 3/10/24 ... 3,642 3,493
5894669.SQ.FTS.B, Zero Cpn, 3/10/24 ... 12,503 11,643
5894856.SQ.FTS.B, Zero Cpn, 3/10/24 ... 2,341 1,904
5895127.SQ.FTS.B, Zero Cpn, 3/11/24 ... 606 583
5895182.SQ.FTS.B, Zero Cpn, 3/11/24 ... 3,085 3,040
5895379.SQ.FTS.B, Zero Cpn, 3/11/24 ... 3,073 2,958
5895460.SQ.FTS.B, Zero Cpn, 3/11/24 ... 691 659
5895782.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,668 1,544
5895813.SQ.FTS.B, Zero Cpn, 3/11/24 ... 1,884 1,738
5897399.SQ.FTS.B, Zero Cpn, 3/12/24 ... 21 21
5897580.SQ.FTS.B, Zero Cpn, 3/12/24 ... 3,003 2,963
5898492.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,154 2,104
5898690.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,976 1,948
5898806.SQ.FTS.B, Zero Cpn, 3/12/24 ... 4,187 4,134
5898954.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,072 2,040
5899078.SQ.FTS.B, Zero Cpn, 3/12/24 ... 2,045 2,005
5899146.SQ.FTS.B, Zero Cpn, 3/12/24 ... 1,949 1,658
5899178.SQ.FTS.B, Zero Cpn, 3/12/24 ... 784 406
5899289.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,561 1,525
5899316.SQ.FTS.B, Zero Cpn, 3/13/24 ... 26,567 25,756
5899758.SQ.FTS.B, Zero Cpn, 3/13/24 ... 385 371
5899767.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,814 1,223
5899793.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,547 5,310
5899956.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,227 4,192
5900216.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,329 1,312
5900250.SQ.FTS.B, Zero Cpn, 3/13/24 ... 921 914
5900359.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,190 2,143
5900407.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,508 3,423
5900522.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,022 209
5900556.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,002 984
5900606.SQ.FTS.B, Zero Cpn, 3/13/24 ... 14,164 13,687
5900917.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,167 774
Description
Principal
Amount Value
Block, Inc. (continued)
5900919.SQ.FTS.B, Zero Cpn, 3/13/24 ... $ 7,178 $ 4,571
5900966.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,389 788
5900991.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,095 1,691
5901016.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,232 3,755
5901099.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,314 2,283
5901182.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,782 3,730
5901492.SQ.FTS.B, Zero Cpn, 3/13/24 ... 867 855
5901819.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,028 764
5901856.SQ.FTS.B, Zero Cpn, 3/13/24 ... 7,283 5,745
5901917.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,126 847
5901924.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,010 1,099
5901949.SQ.FTS.B, Zero Cpn, 3/13/24 ... 5,612 5,077
5901991.SQ.FTS.B, Zero Cpn, 3/13/24 ... 2,831 2,277
5902007.SQ.FTS.B, Zero Cpn, 3/13/24 ... 1,148 500
5902014.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,741 2,919
5902039.SQ.FTS.B, Zero Cpn, 3/13/24 ... 4,574 2,580
5902049.SQ.FTS.B, Zero Cpn, 3/13/24 ... 3,872 3,760
5902066.SQ.FTS.B, Zero Cpn, 3/13/24 ... 23,944 21,295
5902249.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,850 2,788
5902308.SQ.FTS.B, Zero Cpn, 3/14/24 ... 153 150
5902335.SQ.FTS.B, Zero Cpn, 3/14/24 ... 9,856 5,600
5902445.SQ.FTS.B, Zero Cpn, 3/14/24 ... 2,135 2,096
5902501.SQ.FTS.B, Zero Cpn, 3/14/24 ... 11,063 10,692
5902878.SQ.FTS.B, Zero Cpn, 3/14/24 ... 905 813
5903028.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,742 1,597
5903234.SQ.FTS.B, Zero Cpn, 3/14/24 ... 3,317 3,061
5903314.SQ.FTS.B, Zero Cpn, 3/14/24 ... 457 437
5903462.SQ.FTS.B, Zero Cpn, 3/14/24 ... 760 727
5903502.SQ.FTS.B, Zero Cpn, 3/14/24 ... 5,050 4,307
5903617.SQ.FTS.B, Zero Cpn, 3/14/24 ... 8,402 8,259
5904042.SQ.FTS.B, Zero Cpn, 3/14/24 ... 619 604
5904049.SQ.FTS.B, Zero Cpn, 3/14/24 ... 1,540 1,066
5904289.SQ.FTS.B, Zero Cpn, 3/14/24 ... 287 276
5905115.SQ.FTS.B, Zero Cpn, 3/14/24 ... 4,220 3,875
5906778.SQ.FTS.B, Zero Cpn, 3/15/24 ... 20,999 20,361
5907242.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,357 2,190
5907307.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,223 2,575
5907771.SQ.FTS.B, Zero Cpn, 3/15/24 ... 26,441 22,379
5908150.SQ.FTS.B, Zero Cpn, 3/15/24 ... 1,321 1,195
5908194.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,929 2,881
5908463.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,113 2,066
5908497.SQ.FTS.B, Zero Cpn, 3/15/24 ... 6,284 4,234
5908792.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,311 3,125
5908815.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,840 4,654
5908839.SQ.FTS.B, Zero Cpn, 3/15/24 ... 314 307
5908855.SQ.FTS.B, Zero Cpn, 3/15/24 ... 641 618
5908891.SQ.FTS.B, Zero Cpn, 3/15/24 ... 7,254 6,073
5909420.SQ.FTS.B, Zero Cpn, 3/15/24 ... 6,493 5,332
5909634.SQ.FTS.B, Zero Cpn, 3/15/24 ... 420 410
5909645.SQ.FTS.B, Zero Cpn, 3/15/24 ... 4,914 4,774
5909726.SQ.FTS.B, Zero Cpn, 3/15/24 ... 2,818 2,254
5909844.SQ.FTS.B, Zero Cpn, 3/15/24 ... 20,083 8,036
5910120.SQ.FTS.B, Zero Cpn, 3/16/24 ... 812 714
5910144.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,051 1,031
5910423.SQ.FTS.B, Zero Cpn, 3/16/24 ... 21,416 13,364
5910628.SQ.FTS.B, Zero Cpn, 3/16/24 ... 881 823
5910801.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,371 1,973
5911052.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,976 2,854

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5911132.SQ.FTS.B, Zero Cpn, 3/16/24 ... $ 31,967 $ 18,522
5911509.SQ.FTS.B, Zero Cpn, 3/16/24 ... 1,590 978
5911520.SQ.FTS.B, Zero Cpn, 3/16/24 ... 38,561 36,284
5912076.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,365 2,162
5912128.SQ.FTS.B, Zero Cpn, 3/16/24 ... 249 234
5912313.SQ.FTS.B, Zero Cpn, 3/16/24 ... 6,814 6,694
5912428.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,319 2,793
5912454.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,265 1,071
5912511.SQ.FTS.B, Zero Cpn, 3/16/24 ... 590 572
5912545.SQ.FTS.B, Zero Cpn, 3/16/24 ... 4,155 3,938
5912608.SQ.FTS.B, Zero Cpn, 3/16/24 ... 3,986 3,918
5912708.SQ.FTS.B, Zero Cpn, 3/16/24 ... 2,839 2,591
5912751.SQ.FTS.B, Zero Cpn, 3/16/24 ... 45,303 43,173
5913213.SQ.FTS.B, Zero Cpn, 3/16/24 ... 28,832 26,690
5913409.SQ.FTS.B, Zero Cpn, 3/17/24 ... 7,002 6,700
5913480.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,126 1,118
5913536.SQ.FTS.B, Zero Cpn, 3/17/24 ... 732 686
5913554.SQ.FTS.B, Zero Cpn, 3/17/24 ... 1,473 1,444
5913568.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,045 1,972
5913591.SQ.FTS.B, Zero Cpn, 3/17/24 ... 2,364 2,015
5913668.SQ.FTS.B, Zero Cpn, 3/17/24 ... 6,683 6,571
5913791.SQ.FTS.B, Zero Cpn, 3/17/24 ... 11,399 10,658
5913964.SQ.FTS.B, Zero Cpn, 3/17/24 ... 9,724 9,427
5914148.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,878 2,620
5914237.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,479 1,446
5914256.SQ.FTS.B, Zero Cpn, 3/18/24 ... 2,099 2,047
5914291.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,530 1,363
5914309.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,083 1,038
5914346.SQ.FTS.B, Zero Cpn, 3/18/24 ... 761 651
5914422.SQ.FTS.B, Zero Cpn, 3/18/24 ... 5,918 5,243
5914514.SQ.FTS.B, Zero Cpn, 3/18/24 ... 1,423 1,376
5914544.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,867 3,843
5914747.SQ.FTS.B, Zero Cpn, 3/18/24 ... 525 356
5914759.SQ.FTS.B, Zero Cpn, 3/18/24 ... 3,942 3,722
5915002.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,687 1,393
5915132.SQ.FTS.B, Zero Cpn, 3/19/24 ... 6,062 5,888
5915299.SQ.FTS.B, Zero Cpn, 3/19/24 ... 920 770
5915448.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,541 2,512
5916019.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,233 4,177
5916129.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,632 2,439
5916186.SQ.FTS.B, Zero Cpn, 3/19/24 ... 4,244 2,301
5917212.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,061 767
5917300.SQ.FTS.B, Zero Cpn, 3/19/24 ... 14,402 3,675
5917557.SQ.FTS.B, Zero Cpn, 3/19/24 ... 1,734 1,704
5917647.SQ.FTS.B, Zero Cpn, 3/19/24 ... 534 530
5917677.SQ.FTS.B, Zero Cpn, 3/19/24 ... 475 473
5917844.SQ.FTS.B, Zero Cpn, 3/19/24 ... 2,634 2,577
5917893.SQ.FTS.B, Zero Cpn, 3/19/24 ... 15,433 13,811
5918205.SQ.FTS.B, Zero Cpn, 3/19/24 ... 693 455
5918223.SQ.FTS.B, Zero Cpn, 3/19/24 ... 13,797 13,354
5918423.SQ.FTS.B, Zero Cpn, 3/19/24 ... 632 605
5918572.SQ.FTS.B, Zero Cpn, 3/19/24 ... 283 271
5918659.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,863 1,833
5918675.SQ.FTS.B, Zero Cpn, 3/20/24 ... 305 275
5918679.SQ.FTS.B, Zero Cpn, 3/20/24 ... 17,671 15,306
5918781.SQ.FTS.B, Zero Cpn, 3/20/24 ... 17,094 11,196
5918972.SQ.FTS.B, Zero Cpn, 3/20/24 ... 8,974 5,142
5919133.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,331 784
Description
Principal
Amount Value
Block, Inc. (continued)
5919284.SQ.FTS.B, Zero Cpn, 3/20/24 ... $ 1,067 $ 1,061
5919520.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,348 1,197
5919534.SQ.FTS.B, Zero Cpn, 3/20/24 ... 24,859 22,856
5919756.SQ.FTS.B, Zero Cpn, 3/20/24 ... 9,188 8,166
5919870.SQ.FTS.B, Zero Cpn, 3/20/24 ... 33,311 23,472
5920879.SQ.FTS.B, Zero Cpn, 3/20/24 ... 10,366 8,979
5920983.SQ.FTS.B, Zero Cpn, 3/20/24 ... 442 436
5921196.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,268 1,211
5921208.SQ.FTS.B, Zero Cpn, 3/20/24 ... 378 346
5921230.SQ.FTS.B, Zero Cpn, 3/20/24 ... 27,605 26,212
5921812.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,536 817
5921891.SQ.FTS.B, Zero Cpn, 3/20/24 ... 3,177 3,128
5921964.SQ.FTS.B, Zero Cpn, 3/20/24 ... 623 188
5922077.SQ.FTS.B, Zero Cpn, 3/20/24 ... 1,538 602
5922258.SQ.FTS.B, Zero Cpn, 3/20/24 ... 627 331
5922508.SQ.FTS.B, Zero Cpn, 3/20/24 ... 523 480
5922585.SQ.FTS.B, Zero Cpn, 3/20/24 ... 827 779
5922628.SQ.FTS.B, Zero Cpn, 3/21/24 ... 277 256
5922681.SQ.FTS.B, Zero Cpn, 3/21/24 ... 15,374 13,026
5922830.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,561 2,492
5922964.SQ.FTS.B, Zero Cpn, 3/21/24 ... 863 840
5923064.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,556 2,438
5923212.SQ.FTS.B, Zero Cpn, 3/21/24 ... 14,413 13,432
5923853.SQ.FTS.B, Zero Cpn, 3/21/24 ... 34,589 28,677
5924373.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,485 2,451
5924408.SQ.FTS.B, Zero Cpn, 3/21/24 ... 2,196 2,122
5924501.SQ.FTS.B, Zero Cpn, 3/21/24 ... 11,086 10,592
5924774.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,538 1,525
5924839.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,555 431
5925120.SQ.FTS.B, Zero Cpn, 3/21/24 ... 1,101 1,037
5925145.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,291 4,210
5925210.SQ.FTS.B, Zero Cpn, 3/21/24 ... 3,155 2,580
5925265.SQ.FTS.B, Zero Cpn, 3/21/24 ... 16,096 14,896
5925448.SQ.FTS.B, Zero Cpn, 3/21/24 ... 4,245 2,928
5927086.SQ.FTS.B, Zero Cpn, 3/22/24 ... 730 704
5927092.SQ.FTS.B, Zero Cpn, 3/22/24 ... 7,590 7,451
5927418.SQ.FTS.B, Zero Cpn, 3/22/24 ... 207 203
5927439.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,399 2,163
5927497.SQ.FTS.B, Zero Cpn, 3/22/24 ... 2,060 2,038
5927683.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,609 1,586
5928235.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,609 3,521
5928362.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,217 2,949
5928965.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,173 1,158
5928998.SQ.FTS.B, Zero Cpn, 3/22/24 ... 4,209 3,905
5929037.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,334 1,294
5929051.SQ.FTS.B, Zero Cpn, 3/22/24 ... 8,756 8,374
5929252.SQ.FTS.B, Zero Cpn, 3/22/24 ... 3,478 3,341
5929317.SQ.FTS.B, Zero Cpn, 3/22/24 ... 59 58
5929479.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,931 5,848
5929652.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,315 5,174
5929802.SQ.FTS.B, Zero Cpn, 3/22/24 ... 149 148
5929845.SQ.FTS.B, Zero Cpn, 3/22/24 ... 5,077 4,978
5929950.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,663 1,100
5929985.SQ.FTS.B, Zero Cpn, 3/22/24 ... 994 980
5930522.SQ.FTS.B, Zero Cpn, 3/22/24 ... 9,147 8,959
5930784.SQ.FTS.B, Zero Cpn, 3/22/24 ... 1,245 1,109
5931784.SQ.FTS.B, Zero Cpn, 3/23/24 ... 835 810
5931912.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,309 3,028

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5931958.SQ.FTS.B, Zero Cpn, 3/23/24 ... $ 3,663 $ 3,515
5932020.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,494 1,373
5932127.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,754 1,092
5932313.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,614 1,489
5932401.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,960 1,695
5932495.SQ.FTS.B, Zero Cpn, 3/23/24 ... 11,440 10,708
5932800.SQ.FTS.B, Zero Cpn, 3/23/24 ... 3,772 3,688
5933002.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,728 1,479
5933053.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,962 2,845
5933272.SQ.FTS.B, Zero Cpn, 3/23/24 ... 434 432
5933359.SQ.FTS.B, Zero Cpn, 3/23/24 ... 1,251 1,206
5933399.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,102 687
5933625.SQ.FTS.B, Zero Cpn, 3/23/24 ... 836 799
5933642.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,389 2,323
5933757.SQ.FTS.B, Zero Cpn, 3/23/24 ... 2,716 2,648
5933940.SQ.FTS.B, Zero Cpn, 3/24/24 ... 4,716 4,584
5933982.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,083 4,943
5934072.SQ.FTS.B, Zero Cpn, 3/24/24 ... 5,494 5,259
5934298.SQ.FTS.B, Zero Cpn, 3/24/24 ... 1,166 1,153
5934335.SQ.FTS.B, Zero Cpn, 3/24/24 ... 4,389 4,246
5934372.SQ.FTS.B, Zero Cpn, 3/24/24 ... 19,416 18,648
5934604.SQ.FTS.B, Zero Cpn, 3/25/24 ... 5,825 5,498
5934675.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,092 2,962
5934734.SQ.FTS.B, Zero Cpn, 3/25/24 ... 661 631
5934756.SQ.FTS.B, Zero Cpn, 3/25/24 ... 3,776 3,727
5934829.SQ.FTS.B, Zero Cpn, 3/25/24 ... 1,054 608
5934834.SQ.FTS.B, Zero Cpn, 3/25/24 ... 2,177 2,137
5934904.SQ.FTS.B, Zero Cpn, 3/25/24 ... 145 144
5934929.SQ.FTS.B, Zero Cpn, 3/25/24 ... 6,432 6,272
5935017.SQ.FTS.B, Zero Cpn, 3/25/24 ... 5,264 5,065
5935106.SQ.FTS.B, Zero Cpn, 3/25/24 ... 8,310 6,128
5935455.SQ.FTS.B, Zero Cpn, 3/26/24 ... 328 328
5935665.SQ.FTS.B, Zero Cpn, 3/26/24 ... 920 841
5935705.SQ.FTS.B, Zero Cpn, 3/26/24 ... 3,369 2,641
5935798.SQ.FTS.B, Zero Cpn, 3/26/24 ... 9,584 9,175
5936121.SQ.FTS.B, Zero Cpn, 3/26/24 ... 616 600
5936137.SQ.FTS.B, Zero Cpn, 3/26/24 ... 6,975 6,789
5936987.SQ.FTS.B, Zero Cpn, 3/26/24 ... 631 367
5936991.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,392 2,287
5937037.SQ.FTS.B, Zero Cpn, 3/26/24 ... 2,488 2,414
5938180.SQ.FTS.B, Zero Cpn, 3/26/24 ... 923 732
5938274.SQ.FTS.B, Zero Cpn, 3/26/24 ... 23,137 22,187
5939024.SQ.FTS.B, Zero Cpn, 3/26/24 ... 789 752
5939026.SQ.FTS.B, Zero Cpn, 3/26/24 ... 676 672
5939191.SQ.FTS.B, Zero Cpn, 3/27/24 ... 499 474
5939217.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,444 1,419
5939259.SQ.FTS.B, Zero Cpn, 3/27/24 ... 13,081 12,749
5939540.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,615 3,553
5939649.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,037 1,019
5939669.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,328 1,293
5939698.SQ.FTS.B, Zero Cpn, 3/27/24 ... 800 746
5939714.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,315 1,031
5939726.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,231 3,846
5939756.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,777 1,742
5940093.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,045 1,009
5940105.SQ.FTS.B, Zero Cpn, 3/27/24 ... 2,585 2,551
5940188.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,666 1,557
5940194.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,282 2,855
Description
Principal
Amount Value
Block, Inc. (continued)
5940261.SQ.FTS.B, Zero Cpn, 3/27/24 ... $ 3,829 $ 3,772
5940306.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,688 1,657
5940311.SQ.FTS.B, Zero Cpn, 3/27/24 ... 181 172
5940319.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,290 3,201
5940354.SQ.FTS.B, Zero Cpn, 3/27/24 ... 218 211
5940356.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,512 3,539
5940404.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,672 1,532
5940438.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,898 1,807
5940464.SQ.FTS.B, Zero Cpn, 3/27/24 ... 3,466 2,860
5940550.SQ.FTS.B, Zero Cpn, 3/27/24 ... 40,707 38,125
5940790.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,488 1,466
5940897.SQ.FTS.B, Zero Cpn, 3/27/24 ... 14,605 8,356
5940934.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,528 1,438
5940973.SQ.FTS.B, Zero Cpn, 3/27/24 ... 1,082 609
5941411.SQ.FTS.B, Zero Cpn, 3/27/24 ... 4,021 3,925
5942909.SQ.FTS.B, Zero Cpn, 3/28/24 ... 769 755
5942921.SQ.FTS.B, Zero Cpn, 3/28/24 ... 13,721 12,960
5943111.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,723 4,655
5943194.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,411 1,390
5943272.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,015 3,801
5943341.SQ.FTS.B, Zero Cpn, 3/28/24 ... 292 107
5943394.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,006 2,593
5943468.SQ.FTS.B, Zero Cpn, 3/28/24 ... 7,083 6,826
5943745.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,348 2,021
5943878.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,631 5,279
5944013.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,606 3,870
5944090.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,807 1,780
5944125.SQ.FTS.B, Zero Cpn, 3/28/24 ... 10,511 9,174
5944352.SQ.FTS.B, Zero Cpn, 3/28/24 ... 5,420 5,280
5945100.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,019 921
5945127.SQ.FTS.B, Zero Cpn, 3/28/24 ... 2,683 2,481
5945156.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,744 1,599
5945194.SQ.FTS.B, Zero Cpn, 3/28/24 ... 124 123
5945212.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,411 1,143
5945223.SQ.FTS.B, Zero Cpn, 3/28/24 ... 4,957 3,538
5945616.SQ.FTS.B, Zero Cpn, 3/28/24 ... 1,460 1,399
5945636.SQ.FTS.B, Zero Cpn, 3/28/24 ... 569 349
5945750.SQ.FTS.B, Zero Cpn, 3/28/24 ... 345 334
5948526.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,202 2,137
5949133.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,504 1,343
5949190.SQ.FTS.B, Zero Cpn, 3/29/24 ... 1,635 1,205
5949286.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,716 2,539
5949818.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,926 2,875
5950020.SQ.FTS.B, Zero Cpn, 3/29/24 ... 2,365 1,462
5950082.SQ.FTS.B, Zero Cpn, 3/29/24 ... 8,530 8,348
5950984.SQ.FTS.B, Zero Cpn, 3/29/24 ... 15,569 15,000
5951890.SQ.FTS.B, Zero Cpn, 3/29/24 ... 3,922 3,802
5952006.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,985 1,871
5952095.SQ.FTS.B, Zero Cpn, 3/30/24 ... 872 845
5952204.SQ.FTS.B, Zero Cpn, 3/30/24 ... 7,218 6,903
5952519.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,415 3,371
5952828.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,417 1,343
5952961.SQ.FTS.B, Zero Cpn, 3/30/24 ... 13,958 13,561
5953400.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,704 1,240
5953421.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,393 4,795
5953482.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,751 1,713
5953570.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,405 3,300
5953665.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,276 2,230

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5953693.SQ.FTS.B, Zero Cpn, 3/30/24 ... $ 2,916 $ 2,757
5953778.SQ.FTS.B, Zero Cpn, 3/30/24 ... 598 543
5953830.SQ.FTS.B, Zero Cpn, 3/30/24 ... 1,632 1,599
5953856.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,776 5,123
5954020.SQ.FTS.B, Zero Cpn, 3/30/24 ... 5,908 5,689
5954107.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,266 3,211
5954220.SQ.FTS.B, Zero Cpn, 3/30/24 ... 8,719 7,695
5954414.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,019 2,931
5954781.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,503 2,335
5954862.SQ.FTS.B, Zero Cpn, 3/30/24 ... 6,176 5,965
5955033.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,206 1,932
5955112.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,301 1,872
5955157.SQ.FTS.B, Zero Cpn, 3/30/24 ... 946 174
5955169.SQ.FTS.B, Zero Cpn, 3/30/24 ... 677 640
5955214.SQ.FTS.B, Zero Cpn, 3/30/24 ... 3,832 3,704
5955340.SQ.FTS.B, Zero Cpn, 3/30/24 ... 2,891 2,010
5955476.SQ.FTS.B, Zero Cpn, 4/01/24 ... 2,779 2,429
5955564.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,397 411
5955589.SQ.FTS.B, Zero Cpn, 4/01/24 ... 611 600
5955829.SQ.FTS.B, Zero Cpn, 4/01/24 ... 10,808 9,045
5956046.SQ.FTS.B, Zero Cpn, 4/01/24 ... 1,248 1,069
5956134.SQ.FTS.B, Zero Cpn, 4/01/24 ... 17,124 16,644
5957353.SQ.FTS.B, Zero Cpn, 4/03/24 ... 7,888 7,757
5957989.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,505 1,474
5958081.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,874 1,152
5958622.SQ.FTS.B, Zero Cpn, 4/03/24 ... 25,218 21,308
5959293.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,847 1,791
5959369.SQ.FTS.B, Zero Cpn, 4/03/24 ... 7,874 7,687
5959660.SQ.FTS.B, Zero Cpn, 4/03/24 ... 4,287 4,213
5960150.SQ.FTS.B, Zero Cpn, 4/03/24 ... 2,473 1,471
5960313.SQ.FTS.B, Zero Cpn, 4/03/24 ... 1,659 1,595
5960372.SQ.FTS.B, Zero Cpn, 4/03/24 ... 553 485
5960485.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,569 1,839
5960571.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,025 978
5960627.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,776 2,728
5960706.SQ.FTS.B, Zero Cpn, 4/04/24 ... 1,106 858
5960736.SQ.FTS.B, Zero Cpn, 4/04/24 ... 16,178 6,642
5961006.SQ.FTS.B, Zero Cpn, 4/04/24 ... 425 423
5961376.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,602 4,268
5961497.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,940 2,821
5961632.SQ.FTS.B, Zero Cpn, 4/04/24 ... 10,451 4,041
5961784.SQ.FTS.B, Zero Cpn, 4/04/24 ... 596 563
5961876.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,614 4,548
5962031.SQ.FTS.B, Zero Cpn, 4/04/24 ... 198 189
5962057.SQ.FTS.B, Zero Cpn, 4/04/24 ... 4,668 4,585
5962169.SQ.FTS.B, Zero Cpn, 4/04/24 ... 5,602 5,460
5962328.SQ.FTS.B, Zero Cpn, 4/04/24 ... 6,910 6,796
5962596.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,410 2,128
5962846.SQ.FTS.B, Zero Cpn, 4/04/24 ... 2,777 2,718
5963053.SQ.FTS.B, Zero Cpn, 4/04/24 ... 3,086 2,357
5963161.SQ.FTS.B, Zero Cpn, 4/04/24 ... 28,365 21,020
5964019.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,280 2,185
5964145.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,274 3,215
5964220.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,526 10,293
5964558.SQ.FTS.B, Zero Cpn, 4/05/24 ... 10,691 10,370
5965218.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,096 3,030
5965368.SQ.FTS.B, Zero Cpn, 4/05/24 ... 5,891 5,536
5965520.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,663 2,596
Description
Principal
Amount Value
Block, Inc. (continued)
5965637.SQ.FTS.B, Zero Cpn, 4/05/24 ... $ 4,198 $ 4,111
5965771.SQ.FTS.B, Zero Cpn, 4/05/24 ... 256 235
5966367.SQ.FTS.B, Zero Cpn, 4/05/24 ... 893 854
5966390.SQ.FTS.B, Zero Cpn, 4/05/24 ... 4,022 2,418
5966485.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,638 1,601
5966553.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,566 3,460
5966746.SQ.FTS.B, Zero Cpn, 4/05/24 ... 2,363 2,323
5966862.SQ.FTS.B, Zero Cpn, 4/05/24 ... 3,788 3,682
5967014.SQ.FTS.B, Zero Cpn, 4/05/24 ... 811 804
5967056.SQ.FTS.B, Zero Cpn, 4/05/24 ... 596 589
5967134.SQ.FTS.B, Zero Cpn, 4/05/24 ... 1,108 1,088
5971113.SQ.FTS.B, Zero Cpn, 4/06/24 ... 3,778 3,723
5971264.SQ.FTS.B, Zero Cpn, 4/06/24 ... 422 228
5971274.SQ.FTS.B, Zero Cpn, 4/06/24 ... 11,198 11,013
5972056.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,893 4,813
5973054.SQ.FTS.B, Zero Cpn, 4/06/24 ... 1,923 1,886
5973170.SQ.FTS.B, Zero Cpn, 4/06/24 ... 733 645
5973189.SQ.FTS.B, Zero Cpn, 4/06/24 ... 20,992 17,576
5973612.SQ.FTS.B, Zero Cpn, 4/06/24 ... 18,976 18,614
5974212.SQ.FTS.B, Zero Cpn, 4/06/24 ... 4,412 4,333
5974509.SQ.FTS.B, Zero Cpn, 4/06/24 ... 789 512
5975138.SQ.FTS.B, Zero Cpn, 4/07/24 ... 14,720 13,581
5975791.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,665 1,558
5975879.SQ.FTS.B, Zero Cpn, 4/07/24 ... 11,416 10,523
5976217.SQ.FTS.B, Zero Cpn, 4/07/24 ... 8,896 8,338
5976497.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,253 2,186
5976564.SQ.FTS.B, Zero Cpn, 4/07/24 ... 5,890 5,539
5976693.SQ.FTS.B, Zero Cpn, 4/07/24 ... 2,660 2,607
5976781.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,340 3,551
5976823.SQ.FTS.B, Zero Cpn, 4/07/24 ... 17,061 15,554
5977153.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,173 3,133
5977275.SQ.FTS.B, Zero Cpn, 4/07/24 ... 12,616 9,386
5977584.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,666 979
5977605.SQ.FTS.B, Zero Cpn, 4/07/24 ... 6,735 6,162
5977730.SQ.FTS.B, Zero Cpn, 4/07/24 ... 4,005 3,912
5977823.SQ.FTS.B, Zero Cpn, 4/07/24 ... 855 637
5977848.SQ.FTS.B, Zero Cpn, 4/07/24 ... 231 229
5977935.SQ.FTS.B, Zero Cpn, 4/07/24 ... 1,679 1,446
5978092.SQ.FTS.B, Zero Cpn, 4/08/24 ... 16,034 15,684
5979050.SQ.FTS.B, Zero Cpn, 4/09/24 ... 607 469
5979915.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,672 1,528
5980085.SQ.FTS.B, Zero Cpn, 4/10/24 ... 5,177 5,082
5980267.SQ.FTS.B, Zero Cpn, 4/10/24 ... 16,568 15,094
5980756.SQ.FTS.B, Zero Cpn, 4/10/24 ... 1,812 1,753
5980937.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,864 3,667
5981040.SQ.FTS.B, Zero Cpn, 4/10/24 ... 3,863 3,710
5981123.SQ.FTS.B, Zero Cpn, 4/10/24 ... 965 938
5981357.SQ.FTS.B, Zero Cpn, 4/11/24 ... 3,015 2,536
5981434.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,080 966
5981753.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,596 1,325
5982142.SQ.FTS.B, Zero Cpn, 4/11/24 ... 589 576
5982333.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,437 1,367
5983203.SQ.FTS.B, Zero Cpn, 4/11/24 ... 815 809
5983820.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,918 1,475
5983880.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,242 1,164
5983933.SQ.FTS.B, Zero Cpn, 4/11/24 ... 2,585 2,537
5984259.SQ.FTS.B, Zero Cpn, 4/11/24 ... 452 447
5984496.SQ.FTS.B, Zero Cpn, 4/11/24 ... 1,089 636

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
5984734.SQ.FTS.B, Zero Cpn, 4/12/24 ... $ 760 $ 751
5984840.SQ.FTS.B, Zero Cpn, 4/12/24 ... 5,232 5,038
5984960.SQ.FTS.B, Zero Cpn, 4/12/24 ... 8,103 7,879
5985197.SQ.FTS.B, Zero Cpn, 4/12/24 ... 3,390 3,166
5985366.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,200 1,178
5985527.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,611 1,568
5985670.SQ.FTS.B, Zero Cpn, 4/12/24 ... 324 319
5985695.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,466 1,441
5985802.SQ.FTS.B, Zero Cpn, 4/12/24 ... 4,133 2,812
5985972.SQ.FTS.B, Zero Cpn, 4/12/24 ... 748 737
5986053.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,109 2,087
5986112.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,977 1,906
5986262.SQ.FTS.B, Zero Cpn, 4/12/24 ... 868 845
5986301.SQ.FTS.B, Zero Cpn, 4/12/24 ... 8,962 8,432
5986815.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,670 1,589
5986842.SQ.FTS.B, Zero Cpn, 4/12/24 ... 2,264 2,178
5986904.SQ.FTS.B, Zero Cpn, 4/12/24 ... 1,439 1,419
5986961.SQ.FTS.B, Zero Cpn, 4/12/24 ... 6,806 6,615
5989464.SQ.FTS.B, Zero Cpn, 4/13/24 ... 78,314 68,980
5990864.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,936 1,840
5991208.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,205 264
5991244.SQ.FTS.B, Zero Cpn, 4/13/24 ... 473 452
5991306.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,478 1,316
5991359.SQ.FTS.B, Zero Cpn, 4/13/24 ... 12,984 12,563
5991990.SQ.FTS.B, Zero Cpn, 4/13/24 ... 652 627
5992010.SQ.FTS.B, Zero Cpn, 4/13/24 ... 7,163 4,863
5992118.SQ.FTS.B, Zero Cpn, 4/13/24 ... 3,654 3,614
5992309.SQ.FTS.B, Zero Cpn, 4/13/24 ... 4,124 3,920
5992494.SQ.FTS.B, Zero Cpn, 4/13/24 ... 1,085 330
5993137.SQ.FTS.B, Zero Cpn, 4/14/24 ... 8,630 7,697
5993317.SQ.FTS.B, Zero Cpn, 4/14/24 ... 4,969 4,685
5993993.SQ.FTS.B, Zero Cpn, 4/14/24 ... 738 396
5994023.SQ.FTS.B, Zero Cpn, 4/14/24 ... 21,276 18,580
5994685.SQ.FTS.B, Zero Cpn, 4/14/24 ... 1,741 1,692
5994740.SQ.FTS.B, Zero Cpn, 4/14/24 ... 20,855 19,705
5995534.SQ.FTS.B, Zero Cpn, 4/14/24 ... 3,065 3,036
5995652.SQ.FTS.B, Zero Cpn, 4/14/24 ... 32,928 26,581
5996333.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,260 1,211
5996379.SQ.FTS.B, Zero Cpn, 4/15/24 ... 3,067 3,027
5996517.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,641 2,590
5996566.SQ.FTS.B, Zero Cpn, 4/15/24 ... 7,319 7,167
5996719.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,094 1,072
5996742.SQ.FTS.B, Zero Cpn, 4/15/24 ... 10,157 9,477
5996860.SQ.FTS.B, Zero Cpn, 4/15/24 ... 2,441 2,381
5996899.SQ.FTS.B, Zero Cpn, 4/15/24 ... 4,982 4,867
5997003.SQ.FTS.B, Zero Cpn, 4/15/24 ... 1,869 1,830
5997061.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,751 964
5997344.SQ.FTS.B, Zero Cpn, 4/16/24 ... 6,419 6,171
5997491.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,775 3,634
5997558.SQ.FTS.B, Zero Cpn, 4/16/24 ... 3,266 1,773
5997616.SQ.FTS.B, Zero Cpn, 4/16/24 ... 1,028 1,019
5997673.SQ.FTS.B, Zero Cpn, 4/16/24 ... 4,249 4,151
5998109.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,027 151
5998129.SQ.FTS.B, Zero Cpn, 4/17/24 ... 2,769 2,003
5998474.SQ.FTS.B, Zero Cpn, 4/17/24 ... 8,598 8,236
6000066.SQ.FTS.B, Zero Cpn, 4/17/24 ... 1,173 1,078
6000187.SQ.FTS.B, Zero Cpn, 4/17/24 ... 4,678 4,122
6000281.SQ.FTS.B, Zero Cpn, 4/17/24 ... 503 495
Description
Principal
Amount Value
Block, Inc. (continued)
6000300.SQ.FTS.B, Zero Cpn, 4/17/24 ... $ 4,559 $ 2,632
6000329.SQ.FTS.B, Zero Cpn, 4/17/24 ... 923 887
6001450.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,743 2,705
6001825.SQ.FTS.B, Zero Cpn, 4/18/24 ... 899 888
6001870.SQ.FTS.B, Zero Cpn, 4/18/24 ... 1,790 1,522
6001900.SQ.FTS.B, Zero Cpn, 4/18/24 ... 16,599 14,870
6002908.SQ.FTS.B, Zero Cpn, 4/18/24 ... 988 954
6002949.SQ.FTS.B, Zero Cpn, 4/18/24 ... 943 349
6002955.SQ.FTS.B, Zero Cpn, 4/18/24 ... 14,743 14,034
6003476.SQ.FTS.B, Zero Cpn, 4/18/24 ... 2,003 1,041
6003509.SQ.FTS.B, Zero Cpn, 4/18/24 ... 17,128 15,206
6004081.SQ.FTS.B, Zero Cpn, 4/18/24 ... 7,610 7,002
6004502.SQ.FTS.B, Zero Cpn, 4/18/24 ... 8,752 8,639
6004753.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,187 4,520
6004793.SQ.FTS.B, Zero Cpn, 4/19/24 ... 587 578
6004839.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,606 2,429
6004946.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,641 1,553
6005077.SQ.FTS.B, Zero Cpn, 4/19/24 ... 862 855
6005201.SQ.FTS.B, Zero Cpn, 4/19/24 ... 5,917 5,773
6005612.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,465 1,398
6005698.SQ.FTS.B, Zero Cpn, 4/19/24 ... 583 532
6005731.SQ.FTS.B, Zero Cpn, 4/19/24 ... 644 613
6005842.SQ.FTS.B, Zero Cpn, 4/19/24 ... 4,974 4,850
6006455.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,141 1,791
6006515.SQ.FTS.B, Zero Cpn, 4/19/24 ... 1,475 1,300
6006536.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,651 1,674
6006563.SQ.FTS.B, Zero Cpn, 4/19/24 ... 12,260 11,005
6006811.SQ.FTS.B, Zero Cpn, 4/19/24 ... 128 126
6006983.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,130 1,927
6007091.SQ.FTS.B, Zero Cpn, 4/19/24 ... 15,516 14,549
6007374.SQ.FTS.B, Zero Cpn, 4/19/24 ... 2,791 2,709
6007511.SQ.FTS.B, Zero Cpn, 4/19/24 ... 11,433 10,575
6009633.SQ.FTS.B, Zero Cpn, 4/20/24 ... 657 645
6009677.SQ.FTS.B, Zero Cpn, 4/20/24 ... 21,158 20,334
6010252.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,758 1,722
6010355.SQ.FTS.B, Zero Cpn, 4/20/24 ... 508 483
6010749.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,699 3,212
6010826.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,275 2,161
6010900.SQ.FTS.B, Zero Cpn, 4/20/24 ... 5,883 5,656
6011014.SQ.FTS.B, Zero Cpn, 4/20/24 ... 2,131 1,920
6011301.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,227 1,205
6011354.SQ.FTS.B, Zero Cpn, 4/20/24 ... 390 385
6011495.SQ.FTS.B, Zero Cpn, 4/20/24 ... 4,217 4,085
6011957.SQ.FTS.B, Zero Cpn, 4/20/24 ... 1,025 1,007
6011991.SQ.FTS.B, Zero Cpn, 4/20/24 ... 13,665 11,898
6012333.SQ.FTS.B, Zero Cpn, 4/20/24 ... 665 636
6012358.SQ.FTS.B, Zero Cpn, 4/20/24 ... 3,716 3,111
6012743.SQ.FTS.B, Zero Cpn, 4/21/24 ... 8,938 7,500
6012878.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,066 1,960
6013239.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,313 2,214
6013364.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,523 1,438
6013463.SQ.FTS.B, Zero Cpn, 4/21/24 ... 5,991 4,582
6013607.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,966 1,920
6013709.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,737 3,615
6013846.SQ.FTS.B, Zero Cpn, 4/21/24 ... 311 304
6013886.SQ.FTS.B, Zero Cpn, 4/21/24 ... 3,229 3,170
6014061.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,069 632
6014072.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,719 6,425

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6014237.SQ.FTS.B, Zero Cpn, 4/21/24 ... $ 24,954 $ 24,643
6015178.SQ.FTS.B, Zero Cpn, 4/21/24 ... 6,383 4,267
6015282.SQ.FTS.B, Zero Cpn, 4/21/24 ... 2,872 2,363
6015325.SQ.FTS.B, Zero Cpn, 4/21/24 ... 13,346 13,031
6015674.SQ.FTS.B, Zero Cpn, 4/21/24 ... 15 15
6015784.SQ.FTS.B, Zero Cpn, 4/21/24 ... 1,582 1,473
6015900.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,383 1,267
6015925.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,612 1,580
6015960.SQ.FTS.B, Zero Cpn, 4/22/24 ... 524 514
6015984.SQ.FTS.B, Zero Cpn, 4/22/24 ... 13,290 12,853
6016181.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,257 1,200
6016217.SQ.FTS.B, Zero Cpn, 4/22/24 ... 11,449 10,815
6016359.SQ.FTS.B, Zero Cpn, 4/22/24 ... 1,528 1,470
6016419.SQ.FTS.B, Zero Cpn, 4/22/24 ... 2,840 2,454
6016449.SQ.FTS.B, Zero Cpn, 4/22/24 ... 6,994 6,547
6016649.SQ.FTS.B, Zero Cpn, 4/23/24 ... 545 293
6016688.SQ.FTS.B, Zero Cpn, 4/23/24 ... 2,640 2,534
6016723.SQ.FTS.B, Zero Cpn, 4/23/24 ... 3,545 1,998
6016752.SQ.FTS.B, Zero Cpn, 4/23/24 ... 7,147 6,761
6016863.SQ.FTS.B, Zero Cpn, 4/23/24 ... 10,892 10,040
6017014.SQ.FTS.B, Zero Cpn, 4/23/24 ... 4,588 4,469
6017123.SQ.FTS.B, Zero Cpn, 4/23/24 ... 1,063 1,008
6017146.SQ.FTS.B, Zero Cpn, 4/23/24 ... 7,201 6,270
6017746.SQ.FTS.B, Zero Cpn, 4/24/24 ... 8,946 8,090
6018103.SQ.FTS.B, Zero Cpn, 4/24/24 ... 7,671 7,320
6020830.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,352 3,274
6020982.SQ.FTS.B, Zero Cpn, 4/25/24 ... 2,475 2,429
6021032.SQ.FTS.B, Zero Cpn, 4/25/24 ... 12,078 11,398
6021296.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,272 4,781
6022032.SQ.FTS.B, Zero Cpn, 4/25/24 ... 5,091 4,899
6022135.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,094 1,076
6022702.SQ.FTS.B, Zero Cpn, 4/25/24 ... 3,384 2,938
6023207.SQ.FTS.B, Zero Cpn, 4/25/24 ... 17,185 15,964
6023648.SQ.FTS.B, Zero Cpn, 4/25/24 ... 6,863 6,519
6024146.SQ.FTS.B, Zero Cpn, 4/25/24 ... 1,616 1,537
6024285.SQ.FTS.B, Zero Cpn, 4/26/24 ... 795 772
6024386.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,316 1,290
6024496.SQ.FTS.B, Zero Cpn, 4/26/24 ... 5,106 884
6024650.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,830 980
6024844.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,285 3,209
6025052.SQ.FTS.B, Zero Cpn, 4/26/24 ... 3,074 2,961
6025124.SQ.FTS.B, Zero Cpn, 4/26/24 ... 948 896
6025468.SQ.FTS.B, Zero Cpn, 4/26/24 ... 24,070 20,365
6026281.SQ.FTS.B, Zero Cpn, 4/26/24 ... 7,165 6,967
6026412.SQ.FTS.B, Zero Cpn, 4/26/24 ... 4,067 1,813
6026623.SQ.FTS.B, Zero Cpn, 4/26/24 ... 933 894
6026682.SQ.FTS.B, Zero Cpn, 4/26/24 ... 13,802 11,554
6026877.SQ.FTS.B, Zero Cpn, 4/26/24 ... 642 623
6026903.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,474 1,382
6026926.SQ.FTS.B, Zero Cpn, 4/26/24 ... 11,331 10,384
6027120.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,099 1,085
6027166.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,686 1,919
6027222.SQ.FTS.B, Zero Cpn, 4/26/24 ... 6,097 5,893
6027376.SQ.FTS.B, Zero Cpn, 4/26/24 ... 737 674
6027397.SQ.FTS.B, Zero Cpn, 4/26/24 ... 2,169 1,244
6027433.SQ.FTS.B, Zero Cpn, 4/26/24 ... 1,061 1,047
6029336.SQ.FTS.B, Zero Cpn, 4/27/24 ... 3,161 3,110
6029479.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,373 1,349
Description
Principal
Amount Value
Block, Inc. (continued)
6029535.SQ.FTS.B, Zero Cpn, 4/27/24 ... $ 931 $ 798
6029563.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,316 4,969
6029720.SQ.FTS.B, Zero Cpn, 4/27/24 ... 855 847
6029893.SQ.FTS.B, Zero Cpn, 4/27/24 ... 5,291 5,180
6030314.SQ.FTS.B, Zero Cpn, 4/27/24 ... 1,228 1,200
6030354.SQ.FTS.B, Zero Cpn, 4/27/24 ... 6,989 6,815
6031985.SQ.FTS.B, Zero Cpn, 4/27/24 ... 28,518 26,778
6032387.SQ.FTS.B, Zero Cpn, 4/27/24 ... 4,765 4,520
6032439.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,344 1,504
6032490.SQ.FTS.B, Zero Cpn, 4/27/24 ... 936 890
6032569.SQ.FTS.B, Zero Cpn, 4/27/24 ... 9,759 9,255
6032873.SQ.FTS.B, Zero Cpn, 4/27/24 ... 3,458 3,140
6032908.SQ.FTS.B, Zero Cpn, 4/27/24 ... 10,008 9,374
6033057.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,367 2,319
6033105.SQ.FTS.B, Zero Cpn, 4/27/24 ... 2,547 2,126
6033285.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,055 1,041
6033365.SQ.FTS.B, Zero Cpn, 4/28/24 ... 30,453 29,719
6034627.SQ.FTS.B, Zero Cpn, 4/28/24 ... 3,010 2,208
6034774.SQ.FTS.B, Zero Cpn, 4/28/24 ... 4,439 4,325
6035055.SQ.FTS.B, Zero Cpn, 4/28/24 ... 896 873
6035356.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,408 1,184
6035360.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,523 1,327
6035463.SQ.FTS.B, Zero Cpn, 4/28/24 ... 11,181 10,735
6035884.SQ.FTS.B, Zero Cpn, 4/28/24 ... 3,846 3,794
6035964.SQ.FTS.B, Zero Cpn, 4/28/24 ... 1,790 1,715
6036010.SQ.FTS.B, Zero Cpn, 4/28/24 ... 12,741 11,985
6036390.SQ.FTS.B, Zero Cpn, 4/28/24 ... 627 587
6036425.SQ.FTS.B, Zero Cpn, 4/28/24 ... 2,515 2,450
6036518.SQ.FTS.B, Zero Cpn, 4/28/24 ... 5,308 5,194
6036878.SQ.FTS.B, Zero Cpn, 4/28/24 ... 4,981 4,505
6037075.SQ.FTS.B, Zero Cpn, 4/29/24 ... 3,348 2,308
6037190.SQ.FTS.B, Zero Cpn, 4/29/24 ... 4,329 4,110
6037289.SQ.FTS.B, Zero Cpn, 4/29/24 ... 9,183 8,349
6037392.SQ.FTS.B, Zero Cpn, 4/29/24 ... 4,570 4,330
6037488.SQ.FTS.B, Zero Cpn, 4/29/24 ... 55,424 40,999
6038060.SQ.FTS.B, Zero Cpn, 4/30/24 ... 9,328 8,963
6039118.SQ.FTS.B, Zero Cpn, 4/30/24 ... 340 330
6039190.SQ.FTS.B, Zero Cpn, 4/30/24 ... 9,732 9,511
6041385.SQ.FTS.B, Zero Cpn, 4/30/24 ... 4,145 4,024
6041623.SQ.FTS.B, Zero Cpn, 4/30/24 ... 1,666 1,245
6041661.SQ.FTS.B, Zero Cpn, 4/30/24 ... 475 471
6041731.SQ.FTS.B, Zero Cpn, 4/30/24 ... 527 358
6041755.SQ.FTS.B, Zero Cpn, 4/30/24 ... 423 420
6041859.SQ.FTS.B, Zero Cpn, 5/01/24 ... 10,130 9,152
6042050.SQ.FTS.B, Zero Cpn, 5/01/24 ... 2,870 2,762
6042134.SQ.FTS.B, Zero Cpn, 5/01/24 ... 6,445 4,306
6042294.SQ.FTS.B, Zero Cpn, 5/01/24 ... 13,663 12,635
6042763.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,938 2,762
6042854.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,885 3,790
6043316.SQ.FTS.B, Zero Cpn, 5/01/24 ... 4,273 4,099
6043509.SQ.FTS.B, Zero Cpn, 5/01/24 ... 10,378 7,636
6043702.SQ.FTS.B, Zero Cpn, 5/01/24 ... 5,092 5,020
6043963.SQ.FTS.B, Zero Cpn, 5/01/24 ... 639 618
6043985.SQ.FTS.B, Zero Cpn, 5/01/24 ... 354 349
6043996.SQ.FTS.B, Zero Cpn, 5/01/24 ... 3,288 3,261
6044249.SQ.FTS.B, Zero Cpn, 5/01/24 ... 21,859 19,526
6044830.SQ.FTS.B, Zero Cpn, 5/01/24 ... 27,323 26,095
6045560.SQ.FTS.B, Zero Cpn, 5/01/24 ... 1,178 1,136

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6045721.SQ.FTS.B, Zero Cpn, 5/02/24 ... $ 4,393 $ 4,297
6046245.SQ.FTS.B, Zero Cpn, 5/02/24 ... 2,055 2,006
6046353.SQ.FTS.B, Zero Cpn, 5/02/24 ... 7,739 7,521
6046548.SQ.FTS.B, Zero Cpn, 5/02/24 ... 322 318
6046589.SQ.FTS.B, Zero Cpn, 5/02/24 ... 395 373
6046607.SQ.FTS.B, Zero Cpn, 5/02/24 ... 9,310 9,023
6046857.SQ.FTS.B, Zero Cpn, 5/02/24 ... 5,518 4,772
6046953.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,741 1,688
6046999.SQ.FTS.B, Zero Cpn, 5/02/24 ... 14,808 13,135
6047302.SQ.FTS.B, Zero Cpn, 5/02/24 ... 34,279 17,020
6047637.SQ.FTS.B, Zero Cpn, 5/02/24 ... 629 599
6047649.SQ.FTS.B, Zero Cpn, 5/02/24 ... 679 662
6047661.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,126 1,105
6047712.SQ.FTS.B, Zero Cpn, 5/02/24 ... 23,248 14,427
6047964.SQ.FTS.B, Zero Cpn, 5/02/24 ... 15,566 15,119
6048232.SQ.FTS.B, Zero Cpn, 5/02/24 ... 3,564 3,308
6048351.SQ.FTS.B, Zero Cpn, 5/02/24 ... 390 384
6048361.SQ.FTS.B, Zero Cpn, 5/02/24 ... 1,120 1,096
6048445.SQ.FTS.B, Zero Cpn, 5/02/24 ... 32 32
6048521.SQ.FTS.B, Zero Cpn, 5/02/24 ... 956 853
6050967.SQ.FTS.B, Zero Cpn, 5/03/24 ... 1,018 624
6050979.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,559 1,849
6051033.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,675 2,526
6051061.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,143 2,096
6051105.SQ.FTS.B, Zero Cpn, 5/03/24 ... 13,496 12,677
6051459.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,455 2,395
6051734.SQ.FTS.B, Zero Cpn, 5/03/24 ... 7,797 6,134
6051892.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,277 2,215
6051960.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,874 5,701
6052291.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,394 3,244
6052464.SQ.FTS.B, Zero Cpn, 5/03/24 ... 4,159 3,689
6052619.SQ.FTS.B, Zero Cpn, 5/03/24 ... 15,080 14,864
6053401.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,168 2,101
6053485.SQ.FTS.B, Zero Cpn, 5/03/24 ... 15,920 15,498
6054000.SQ.FTS.B, Zero Cpn, 5/03/24 ... 3,617 3,335
6054139.SQ.FTS.B, Zero Cpn, 5/03/24 ... 2,957 2,896
6054248.SQ.FTS.B, Zero Cpn, 5/03/24 ... 15,152 14,664
6054544.SQ.FTS.B, Zero Cpn, 5/03/24 ... 5,460 4,706
6054735.SQ.FTS.B, Zero Cpn, 5/04/24 ... 586 575
6054794.SQ.FTS.B, Zero Cpn, 5/04/24 ... 5,549 1,942
6054914.SQ.FTS.B, Zero Cpn, 5/04/24 ... 34,971 34,500
6057236.SQ.FTS.B, Zero Cpn, 5/04/24 ... 269 266
6057245.SQ.FTS.B, Zero Cpn, 5/04/24 ... 8,233 8,083
6057474.SQ.FTS.B, Zero Cpn, 5/04/24 ... 21,571 17,668
6057847.SQ.FTS.B, Zero Cpn, 5/04/24 ... 5,425 5,023
6057923.SQ.FTS.B, Zero Cpn, 5/04/24 ... 4,058 3,954
6058395.SQ.FTS.B, Zero Cpn, 5/05/24 ... 9,362 9,146
6058859.SQ.FTS.B, Zero Cpn, 5/05/24 ... 768 761
6058991.SQ.FTS.B, Zero Cpn, 5/05/24 ... 1,741 1,349
6059036.SQ.FTS.B, Zero Cpn, 5/05/24 ... 233 228
6059046.SQ.FTS.B, Zero Cpn, 5/05/24 ... 4,120 4,007
6059141.SQ.FTS.B, Zero Cpn, 5/06/24 ... 2,198 2,149
6059217.SQ.FTS.B, Zero Cpn, 5/06/24 ... 1,586 1,528
6059316.SQ.FTS.B, Zero Cpn, 5/06/24 ... 3,107 2,943
6059362.SQ.FTS.B, Zero Cpn, 5/06/24 ... 17,127 16,570
6059778.SQ.FTS.B, Zero Cpn, 5/06/24 ... 19,141 18,145
6061012.SQ.FTS.B, Zero Cpn, 5/07/24 ... 18,755 18,335
6062202.SQ.FTS.B, Zero Cpn, 5/07/24 ... 9,003 6,903
Description
Principal
Amount Value
Block, Inc. (continued)
6062328.SQ.FTS.B, Zero Cpn, 5/07/24 ... $ 1,744 $ 1,659
6062368.SQ.FTS.B, Zero Cpn, 5/07/24 ... 10,010 9,855
6062780.SQ.FTS.B, Zero Cpn, 5/07/24 ... 10,503 10,252
6064132.SQ.FTS.B, Zero Cpn, 5/08/24 ... 2,914 2,714
6064163.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,299 1,284
6064186.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,134 1,082
6064202.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,541 1,446
6064296.SQ.FTS.B, Zero Cpn, 5/08/24 ... 4,808 4,642
6064347.SQ.FTS.B, Zero Cpn, 5/08/24 ... 10,918 4,773
6064456.SQ.FTS.B, Zero Cpn, 5/08/24 ... 14,198 13,462
6064612.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,208 1,189
6064664.SQ.FTS.B, Zero Cpn, 5/08/24 ... 5,731 5,397
6064703.SQ.FTS.B, Zero Cpn, 5/08/24 ... 78 77
6064713.SQ.FTS.B, Zero Cpn, 5/08/24 ... 58,217 55,398
6066355.SQ.FTS.B, Zero Cpn, 5/08/24 ... 19,003 18,285
6066747.SQ.FTS.B, Zero Cpn, 5/08/24 ... 5,489 5,137
6066853.SQ.FTS.B, Zero Cpn, 5/08/24 ... 4,714 3,851
6067027.SQ.FTS.B, Zero Cpn, 5/08/24 ... 1,077 1,053
6105834.SQ.FTS.B, Zero Cpn, 5/09/24 ... 7,253 7,132
6105997.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,681 3,591
6106087.SQ.FTS.B, Zero Cpn, 5/09/24 ... 7,231 7,051
6106300.SQ.FTS.B, Zero Cpn, 5/09/24 ... 616 611
6106338.SQ.FTS.B, Zero Cpn, 5/09/24 ... 4,498 4,394
6106439.SQ.FTS.B, Zero Cpn, 5/09/24 ... 8,995 8,696
6106744.SQ.FTS.B, Zero Cpn, 5/09/24 ... 9,024 8,600
6107004.SQ.FTS.B, Zero Cpn, 5/09/24 ... 382 366
6107025.SQ.FTS.B, Zero Cpn, 5/09/24 ... 2,070 1,994
6107095.SQ.FTS.B, Zero Cpn, 5/09/24 ... 15,231 14,375
6108715.SQ.FTS.B, Zero Cpn, 5/09/24 ... 805 518
6109049.SQ.FTS.B, Zero Cpn, 5/09/24 ... 39,997 38,662
6120718.SQ.FTS.B, Zero Cpn, 5/09/24 ... 734 667
6120742.SQ.FTS.B, Zero Cpn, 5/09/24 ... 3,727 3,507
6120841.SQ.FTS.B, Zero Cpn, 5/09/24 ... 2,740 2,692
6120900.SQ.FTS.B, Zero Cpn, 5/09/24 ... 562 549
6120922.SQ.FTS.B, Zero Cpn, 5/09/24 ... 4,623 4,563
6121209.SQ.FTS.B, Zero Cpn, 5/10/24 ... 2,138 1,504
6121234.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,935 1,771
6121269.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,802 1,765
6121297.SQ.FTS.B, Zero Cpn, 5/10/24 ... 12,084 11,672
6122738.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,028 996
6122783.SQ.FTS.B, Zero Cpn, 5/10/24 ... 8,297 7,976
6123294.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,478 1,367
6123389.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,973 3,702
6123536.SQ.FTS.B, Zero Cpn, 5/10/24 ... 1,719 1,633
6123644.SQ.FTS.B, Zero Cpn, 5/10/24 ... 2,163 2,058
6123772.SQ.FTS.B, Zero Cpn, 5/10/24 ... 4,168 3,699
6123855.SQ.FTS.B, Zero Cpn, 5/10/24 ... 2,800 2,741
6123893.SQ.FTS.B, Zero Cpn, 5/10/24 ... 7,281 6,602
6123984.SQ.FTS.B, Zero Cpn, 5/10/24 ... 300 290
6124069.SQ.FTS.B, Zero Cpn, 5/10/24 ... 3,965 3,853
6124661.SQ.FTS.B, Zero Cpn, 5/11/24 ... 4,047 3,958
6125059.SQ.FTS.B, Zero Cpn, 5/11/24 ... 11,628 10,694
6125355.SQ.FTS.B, Zero Cpn, 5/11/24 ... 14,848 14,305
6125649.SQ.FTS.B, Zero Cpn, 5/11/24 ... 9,147 8,924
6125833.SQ.FTS.B, Zero Cpn, 5/11/24 ... 3,741 2,978
6125912.SQ.FTS.B, Zero Cpn, 5/11/24 ... 16,877 16,311
6126214.SQ.FTS.B, Zero Cpn, 5/12/24 ... 13,306 12,732
6126394.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,141 2,064

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6126438.SQ.FTS.B, Zero Cpn, 5/12/24 ... $ 3,067 $ 2,983
6126498.SQ.FTS.B, Zero Cpn, 5/12/24 ... 1,036 443
6126516.SQ.FTS.B, Zero Cpn, 5/12/24 ... 978 948
6126544.SQ.FTS.B, Zero Cpn, 5/12/24 ... 747 136
6126557.SQ.FTS.B, Zero Cpn, 5/12/24 ... 568 418
6126569.SQ.FTS.B, Zero Cpn, 5/12/24 ... 2,512 2,458
6126620.SQ.FTS.B, Zero Cpn, 5/12/24 ... 5,796 5,628
6126792.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,106 2,052
6126856.SQ.FTS.B, Zero Cpn, 5/13/24 ... 4,245 4,037
6126988.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,115 2,007
6127009.SQ.FTS.B, Zero Cpn, 5/13/24 ... 3,086 3,025
6127068.SQ.FTS.B, Zero Cpn, 5/13/24 ... 1,575 1,543
6127094.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,631 1,906
6127126.SQ.FTS.B, Zero Cpn, 5/13/24 ... 5,814 5,559
6127224.SQ.FTS.B, Zero Cpn, 5/13/24 ... 7,051 6,825
6127346.SQ.FTS.B, Zero Cpn, 5/13/24 ... 6,739 4,705
6127399.SQ.FTS.B, Zero Cpn, 5/13/24 ... 2,474 2,372
6131302.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,852 4,546
6131404.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,534 3,230
6131497.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,916 2,840
6131530.SQ.FTS.B, Zero Cpn, 5/15/24 ... 746 674
6131568.SQ.FTS.B, Zero Cpn, 5/15/24 ... 15,192 13,103
6132148.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,268 3,612
6132286.SQ.FTS.B, Zero Cpn, 5/15/24 ... 353 345
6132310.SQ.FTS.B, Zero Cpn, 5/15/24 ... 3,446 3,356
6132418.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,774 2,726
6132628.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,075 1,909
6132687.SQ.FTS.B, Zero Cpn, 5/15/24 ... 7,220 7,097
6133072.SQ.FTS.B, Zero Cpn, 5/15/24 ... 4,579 4,155
6133158.SQ.FTS.B, Zero Cpn, 5/15/24 ... 10,475 10,312
6133501.SQ.FTS.B, Zero Cpn, 5/15/24 ... 2,752 2,684
6133695.SQ.FTS.B, Zero Cpn, 5/15/24 ... 30,744 23,545
6134514.SQ.FTS.B, Zero Cpn, 5/15/24 ... 3,561 3,429
6134565.SQ.FTS.B, Zero Cpn, 5/15/24 ... 1,095 1,031
6134835.SQ.FTS.B, Zero Cpn, 5/15/24 ... 431 403
6134885.SQ.FTS.B, Zero Cpn, 5/16/24 ... 8,197 7,907
6135095.SQ.FTS.B, Zero Cpn, 5/16/24 ... 763 739
6135119.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,603 3,319
6135196.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,072 2,019
6135242.SQ.FTS.B, Zero Cpn, 5/16/24 ... 865 795
6135342.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,781 2,069
6135411.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,018 2,957
6135498.SQ.FTS.B, Zero Cpn, 5/16/24 ... 6,717 6,092
6135642.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,256 2,925
6135710.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,326 2,033
6135826.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,157 1,125
6135916.SQ.FTS.B, Zero Cpn, 5/16/24 ... 16,145 15,319
6136148.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,832 3,749
6136354.SQ.FTS.B, Zero Cpn, 5/16/24 ... 8,600 7,606
6136620.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,887 3,768
6136704.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,094 1,978
6136744.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,035 3,503
6136825.SQ.FTS.B, Zero Cpn, 5/16/24 ... 3,568 3,358
6136867.SQ.FTS.B, Zero Cpn, 5/16/24 ... 6,542 6,297
6137060.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,922 1,803
6137116.SQ.FTS.B, Zero Cpn, 5/16/24 ... 13,918 13,479
6137304.SQ.FTS.B, Zero Cpn, 5/16/24 ... 4,118 4,014
6137449.SQ.FTS.B, Zero Cpn, 5/16/24 ... 1,889 1,710
Description
Principal
Amount Value
Block, Inc. (continued)
6137497.SQ.FTS.B, Zero Cpn, 5/16/24 ... $ 1,936 $ 1,269
6137514.SQ.FTS.B, Zero Cpn, 5/16/24 ... 6,798 6,520
6137589.SQ.FTS.B, Zero Cpn, 5/16/24 ... 785 759
6137596.SQ.FTS.B, Zero Cpn, 5/16/24 ... 6,017 5,089
6137613.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,052 1,507
6137646.SQ.FTS.B, Zero Cpn, 5/16/24 ... 2,405 1,999
6139569.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,811 2,693
6139604.SQ.FTS.B, Zero Cpn, 5/17/24 ... 417 407
6139609.SQ.FTS.B, Zero Cpn, 5/17/24 ... 7,866 5,694
6139658.SQ.FTS.B, Zero Cpn, 5/17/24 ... 20,686 19,407
6139911.SQ.FTS.B, Zero Cpn, 5/17/24 ... 16,760 16,338
6140292.SQ.FTS.B, Zero Cpn, 5/17/24 ... 7,911 6,378
6140493.SQ.FTS.B, Zero Cpn, 5/17/24 ... 567 406
6140505.SQ.FTS.B, Zero Cpn, 5/17/24 ... 3,837 3,352
6140691.SQ.FTS.B, Zero Cpn, 5/17/24 ... 11,105 8,649
6141025.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,325 1,296
6141081.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,949 1,034
6141118.SQ.FTS.B, Zero Cpn, 5/17/24 ... 7,653 7,489
6141438.SQ.FTS.B, Zero Cpn, 5/17/24 ... 13,952 13,434
6141742.SQ.FTS.B, Zero Cpn, 5/17/24 ... 9,111 8,626
6141988.SQ.FTS.B, Zero Cpn, 5/17/24 ... 17,382 14,700
6142284.SQ.FTS.B, Zero Cpn, 5/17/24 ... 714 679
6142325.SQ.FTS.B, Zero Cpn, 5/17/24 ... 10,862 10,455
6142559.SQ.FTS.B, Zero Cpn, 5/17/24 ... 1,639 1,489
6142613.SQ.FTS.B, Zero Cpn, 5/17/24 ... 6,364 5,799
6142841.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,240 1,966
6142889.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,903 2,684
6142953.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,157 1,979
6143043.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,766 2,693
6143114.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,582 1,224
6143166.SQ.FTS.B, Zero Cpn, 5/17/24 ... 2,511 2,419
6143378.SQ.FTS.B, Zero Cpn, 5/18/24 ... 3,415 3,288
6143622.SQ.FTS.B, Zero Cpn, 5/18/24 ... 9,560 7,576
6143863.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,563 1,326
6144779.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,135 2,029
6144950.SQ.FTS.B, Zero Cpn, 5/18/24 ... 4,379 4,231
6145136.SQ.FTS.B, Zero Cpn, 5/18/24 ... 3,841 3,552
6145243.SQ.FTS.B, Zero Cpn, 5/18/24 ... 5,534 5,044
6145349.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,707 2,604
6145417.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,518 1,417
6145447.SQ.FTS.B, Zero Cpn, 5/18/24 ... 630 621
6145453.SQ.FTS.B, Zero Cpn, 5/18/24 ... 2,837 2,757
6145487.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,420 1,352
6145506.SQ.FTS.B, Zero Cpn, 5/18/24 ... 11,290 10,944
6145923.SQ.FTS.B, Zero Cpn, 5/18/24 ... 972 166
6145939.SQ.FTS.B, Zero Cpn, 5/18/24 ... 1,769 1,442
6146025.SQ.FTS.B, Zero Cpn, 5/18/24 ... 21,307 20,873
6146705.SQ.FTS.B, Zero Cpn, 5/19/24 ... 2,985 2,832
6146781.SQ.FTS.B, Zero Cpn, 5/19/24 ... 5,725 4,344
6146892.SQ.FTS.B, Zero Cpn, 5/19/24 ... 1,322 1,219
6147053.SQ.FTS.B, Zero Cpn, 5/19/24 ... 4,356 4,286
6147261.SQ.FTS.B, Zero Cpn, 5/19/24 ... 1,628 1,601
6147408.SQ.FTS.B, Zero Cpn, 5/19/24 ... 1,332 1,283
6147508.SQ.FTS.B, Zero Cpn, 5/19/24 ... 651 631
6147562.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,497 1,336
6147610.SQ.FTS.B, Zero Cpn, 5/20/24 ... 228 204
6147666.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,605 1,468
6147707.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,341 1,324

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6147769.SQ.FTS.B, Zero Cpn, 5/20/24 ... $ 1,286 $ 1,117
6147810.SQ.FTS.B, Zero Cpn, 5/20/24 ... 992 898
6147841.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,976 1,930
6147889.SQ.FTS.B, Zero Cpn, 5/20/24 ... 1,185 707
6147932.SQ.FTS.B, Zero Cpn, 5/20/24 ... 4,350 4,098
6148020.SQ.FTS.B, Zero Cpn, 5/20/24 ... 7,170 7,024
6148851.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,260 3,177
6149126.SQ.FTS.B, Zero Cpn, 5/21/24 ... 4,154 4,003
6149340.SQ.FTS.B, Zero Cpn, 5/21/24 ... 4,055 3,911
6149522.SQ.FTS.B, Zero Cpn, 5/21/24 ... 923 876
6149563.SQ.FTS.B, Zero Cpn, 5/21/24 ... 3,210 3,105
6149756.SQ.FTS.B, Zero Cpn, 5/21/24 ... 649 631
6149788.SQ.FTS.B, Zero Cpn, 5/21/24 ... 1,154 1,051
6149864.SQ.FTS.B, Zero Cpn, 5/21/24 ... 4,308 4,156
6149973.SQ.FTS.B, Zero Cpn, 5/21/24 ... 829 789
6149996.SQ.FTS.B, Zero Cpn, 5/21/24 ... 36,347 33,411
6150834.SQ.FTS.B, Zero Cpn, 5/21/24 ... 5,989 5,768
6151011.SQ.FTS.B, Zero Cpn, 5/21/24 ... 179 177
6151038.SQ.FTS.B, Zero Cpn, 5/21/24 ... 31,354 30,265
6152853.SQ.FTS.B, Zero Cpn, 5/22/24 ... 59,295 43,500
6153525.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,832 1,692
6153797.SQ.FTS.B, Zero Cpn, 5/22/24 ... 973 846
6153807.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,314 1,093
6153829.SQ.FTS.B, Zero Cpn, 5/22/24 ... 862 842
6153861.SQ.FTS.B, Zero Cpn, 5/22/24 ... 516 510
6153886.SQ.FTS.B, Zero Cpn, 5/22/24 ... 20,956 19,442
6154366.SQ.FTS.B, Zero Cpn, 5/22/24 ... 3,078 3,046
6154575.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,660 1,625
6154605.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,652 2,512
6155394.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,055 2,003
6155467.SQ.FTS.B, Zero Cpn, 5/22/24 ... 3,661 3,573
6155515.SQ.FTS.B, Zero Cpn, 5/22/24 ... 2,424 2,316
6155621.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,524 1,470
6155640.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,083 1,040
6155661.SQ.FTS.B, Zero Cpn, 5/22/24 ... 9,547 8,334
6155715.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,081 1,046
6155775.SQ.FTS.B, Zero Cpn, 5/22/24 ... 1,799 1,556
6155798.SQ.FTS.B, Zero Cpn, 5/22/24 ... 8,078 7,877
6155934.SQ.FTS.B, Zero Cpn, 5/22/24 ... 5,741 5,338
6157442.SQ.FTS.B, Zero Cpn, 5/23/24 ... 10,139 9,902
6157524.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,150 2,962
6157540.SQ.FTS.B, Zero Cpn, 5/23/24 ... 11,318 11,152
6157752.SQ.FTS.B, Zero Cpn, 5/23/24 ... 526 512
6157783.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,801 1,738
6157811.SQ.FTS.B, Zero Cpn, 5/23/24 ... 6,628 6,401
6157949.SQ.FTS.B, Zero Cpn, 5/23/24 ... 6,947 6,555
6158154.SQ.FTS.B, Zero Cpn, 5/23/24 ... 3,501 3,286
6158257.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,129 1,088
6158326.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,832 2,715
6158396.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,244 2,114
6158519.SQ.FTS.B, Zero Cpn, 5/23/24 ... 1,786 1,627
6158554.SQ.FTS.B, Zero Cpn, 5/23/24 ... 904 582
6158569.SQ.FTS.B, Zero Cpn, 5/23/24 ... 2,440 2,352
6158930.SQ.FTS.B, Zero Cpn, 5/23/24 ... 749 733
6158962.SQ.FTS.B, Zero Cpn, 5/23/24 ... 270 263
6158992.SQ.FTS.B, Zero Cpn, 5/23/24 ... 500 488
6159043.SQ.FTS.B, Zero Cpn, 5/23/24 ... 5,299 4,453
6159575.SQ.FTS.B, Zero Cpn, 5/23/24 ... 651 491
Description
Principal
Amount Value
Block, Inc. (continued)
6159588.SQ.FTS.B, Zero Cpn, 5/23/24 ... $ 3,547 $ 3,408
6159637.SQ.FTS.B, Zero Cpn, 5/23/24 ... 16,607 16,400
6160085.SQ.FTS.B, Zero Cpn, 5/23/24 ... 4,167 4,018
6160305.SQ.FTS.B, Zero Cpn, 5/23/24 ... 14,406 13,680
6160613.SQ.FTS.B, Zero Cpn, 5/23/24 ... 20,482 18,625
6160822.SQ.FTS.B, Zero Cpn, 5/24/24 ... 14,361 12,799
6160876.SQ.FTS.B, Zero Cpn, 5/24/24 ... 39 39
6160881.SQ.FTS.B, Zero Cpn, 5/24/24 ... 9,495 8,714
6160980.SQ.FTS.B, Zero Cpn, 5/24/24 ... 395 386
6160985.SQ.FTS.B, Zero Cpn, 5/24/24 ... 2,560 2,469
6161027.SQ.FTS.B, Zero Cpn, 5/24/24 ... 1,597 642
6161040.SQ.FTS.B, Zero Cpn, 5/24/24 ... 14,353 13,991
6161268.SQ.FTS.B, Zero Cpn, 5/24/24 ... 7,456 7,257
6161342.SQ.FTS.B, Zero Cpn, 5/24/24 ... 4,575 4,147
6161356.SQ.FTS.B, Zero Cpn, 5/24/24 ... 35,035 34,253
6163054.SQ.FTS.B, Zero Cpn, 5/25/24 ... 7,614 6,602
6163213.SQ.FTS.B, Zero Cpn, 5/25/24 ... 5,720 4,438
6163350.SQ.FTS.B, Zero Cpn, 5/25/24 ... 6,206 5,997
6164447.SQ.FTS.B, Zero Cpn, 5/25/24 ... 8,304 8,044
6164958.SQ.FTS.B, Zero Cpn, 5/26/24 ... 4,534 4,205
6165019.SQ.FTS.B, Zero Cpn, 5/26/24 ... 4,409 4,203
6165071.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,889 1,848
6165147.SQ.FTS.B, Zero Cpn, 5/26/24 ... 3,312 3,224
6165192.SQ.FTS.B, Zero Cpn, 5/26/24 ... 818 808
6165215.SQ.FTS.B, Zero Cpn, 5/26/24 ... 1,393 804
6165228.SQ.FTS.B, Zero Cpn, 5/26/24 ... 19,455 18,018
6165447.SQ.FTS.B, Zero Cpn, 5/26/24 ... 524 485
6165450.SQ.FTS.B, Zero Cpn, 5/26/24 ... 2,348 1,681
6165472.SQ.FTS.B, Zero Cpn, 5/26/24 ... 10,867 10,470
6165692.SQ.FTS.B, Zero Cpn, 5/27/24 ... 4,776 4,196
6165760.SQ.FTS.B, Zero Cpn, 5/27/24 ... 3,694 3,134
6165806.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,469 2,383
6165832.SQ.FTS.B, Zero Cpn, 5/27/24 ... 1,935 1,375
6165853.SQ.FTS.B, Zero Cpn, 5/27/24 ... 2,789 2,740
6165900.SQ.FTS.B, Zero Cpn, 5/27/24 ... 9,228 8,762
6165990.SQ.FTS.B, Zero Cpn, 5/27/24 ... 19,793 18,482
6168543.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,583 2,400
6168599.SQ.FTS.B, Zero Cpn, 5/28/24 ... 7,794 7,475
6168884.SQ.FTS.B, Zero Cpn, 5/28/24 ... 13,322 12,312
6169606.SQ.FTS.B, Zero Cpn, 5/28/24 ... 1,648 1,591
6169646.SQ.FTS.B, Zero Cpn, 5/28/24 ... 2,417 2,315
6169661.SQ.FTS.B, Zero Cpn, 5/29/24 ... 5,172 4,968
6170041.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,460 3,369
6170231.SQ.FTS.B, Zero Cpn, 5/29/24 ... 674 650
6170395.SQ.FTS.B, Zero Cpn, 5/29/24 ... 4,145 3,946
6170600.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,992 1,946
6170727.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,992 2,888
6170894.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,479 1,445
6170941.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,348 2,088
6171183.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,720 2,647
6171468.SQ.FTS.B, Zero Cpn, 5/29/24 ... 2,344 2,208
6171537.SQ.FTS.B, Zero Cpn, 5/29/24 ... 4,402 4,279
6171656.SQ.FTS.B, Zero Cpn, 5/29/24 ... 3,698 3,596
6171800.SQ.FTS.B, Zero Cpn, 5/29/24 ... 327 210
6171815.SQ.FTS.B, Zero Cpn, 5/29/24 ... 31,759 30,722
6172710.SQ.FTS.B, Zero Cpn, 5/29/24 ... 1,044 855
6172734.SQ.FTS.B, Zero Cpn, 5/29/24 ... 11,910 11,708
6173081.SQ.FTS.B, Zero Cpn, 5/29/24 ... 11,550 11,148

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6173349.SQ.FTS.B, Zero Cpn, 5/30/24 ... $ 2,211 $ 2,140
6173402.SQ.FTS.B, Zero Cpn, 5/30/24 ... 656 530
6173422.SQ.FTS.B, Zero Cpn, 5/30/24 ... 4,763 4,590
6173477.SQ.FTS.B, Zero Cpn, 5/30/24 ... 40,798 39,853
6175030.SQ.FTS.B, Zero Cpn, 5/30/24 ... 10,042 9,671
6175205.SQ.FTS.B, Zero Cpn, 5/30/24 ... 3,665 3,588
6175385.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,584 1,464
6175410.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,982 1,890
6175457.SQ.FTS.B, Zero Cpn, 5/30/24 ... 3,398 3,054
6175562.SQ.FTS.B, Zero Cpn, 5/30/24 ... 5,643 5,395
6175658.SQ.FTS.B, Zero Cpn, 5/30/24 ... 15,200 10,213
6175833.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,346 2,237
6175863.SQ.FTS.B, Zero Cpn, 5/30/24 ... 4,184 3,841
6175977.SQ.FTS.B, Zero Cpn, 5/30/24 ... 2,173 2,029
6176068.SQ.FTS.B, Zero Cpn, 5/30/24 ... 1,189 1,158
6176107.SQ.FTS.B, Zero Cpn, 5/30/24 ... 4,036 3,448
6176241.SQ.FTS.B, Zero Cpn, 5/30/24 ... 93 90
6176248.SQ.FTS.B, Zero Cpn, 5/30/24 ... 756 748
6176274.SQ.FTS.B, Zero Cpn, 5/30/24 ... 4,714 4,397
6176336.SQ.FTS.B, Zero Cpn, 5/30/24 ... 168 166
6176377.SQ.FTS.B, Zero Cpn, 5/30/24 ... 3,278 3,099
6178379.SQ.FTS.B, Zero Cpn, 6/01/24 ... 3,551 3,447
6178440.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,525 2,499
6178484.SQ.FTS.B, Zero Cpn, 6/01/24 ... 678 611
6178497.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,774 1,451
6178528.SQ.FTS.B, Zero Cpn, 6/01/24 ... 5,504 5,006
6178624.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,052 932
6178719.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,986 2,790
6178835.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,443 1,013
6178891.SQ.FTS.B, Zero Cpn, 6/01/24 ... 1,653 1,333
6178969.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,412 2,376
6179450.SQ.FTS.B, Zero Cpn, 6/01/24 ... 876 836
6179563.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,096 1,832
6179637.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,939 2,040
6179718.SQ.FTS.B, Zero Cpn, 6/01/24 ... 11,401 10,955
6179989.SQ.FTS.B, Zero Cpn, 6/01/24 ... 580 572
6180044.SQ.FTS.B, Zero Cpn, 6/01/24 ... 6,105 5,931
6180271.SQ.FTS.B, Zero Cpn, 6/01/24 ... 11,649 10,678
6180648.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,498 2,397
6180719.SQ.FTS.B, Zero Cpn, 6/01/24 ... 22,518 21,682
6181142.SQ.FTS.B, Zero Cpn, 6/01/24 ... 2,044 1,968
6181426.SQ.FTS.B, Zero Cpn, 6/01/24 ... 17,248 17,027
6181983.SQ.FTS.B, Zero Cpn, 6/02/24 ... 7,210 6,690
6182088.SQ.FTS.B, Zero Cpn, 6/02/24 ... 14,003 13,697
6182729.SQ.FTS.B, Zero Cpn, 6/02/24 ... 114 113
6182754.SQ.FTS.B, Zero Cpn, 6/02/24 ... 6,625 6,127
6183008.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,977 1,863
6183074.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,864 2,070
6183190.SQ.FTS.B, Zero Cpn, 6/02/24 ... 6,999 6,352
6183434.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,818 2,227
6183538.SQ.FTS.B, Zero Cpn, 6/02/24 ... 2,559 2,526
6183812.SQ.FTS.B, Zero Cpn, 6/02/24 ... 8,384 7,529
6184136.SQ.FTS.B, Zero Cpn, 6/02/24 ... 1,065 859
6184633.SQ.FTS.B, Zero Cpn, 6/02/24 ... 6,500 6,126
6184769.SQ.FTS.B, Zero Cpn, 6/02/24 ... 5,191 5,095
6184974.SQ.FTS.B, Zero Cpn, 6/02/24 ... 57,989 55,866
6185726.SQ.FTS.B, Zero Cpn, 6/03/24 ... 5,876 5,701
6185843.SQ.FTS.B, Zero Cpn, 6/03/24 ... 7,570 7,476
Description
Principal
Amount Value
Block, Inc. (continued)
6186393.SQ.FTS.B, Zero Cpn, 6/03/24 ... $ 4,488 $ 4,372
6186503.SQ.FTS.B, Zero Cpn, 6/03/24 ... 1,950 1,854
6186657.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,497 2,117
6186719.SQ.FTS.B, Zero Cpn, 6/04/24 ... 3,168 2,761
6186778.SQ.FTS.B, Zero Cpn, 6/04/24 ... 5,512 4,917
6186965.SQ.FTS.B, Zero Cpn, 6/04/24 ... 4,567 4,390
6187167.SQ.FTS.B, Zero Cpn, 6/04/24 ... 3,919 3,702
6187253.SQ.FTS.B, Zero Cpn, 6/04/24 ... 2,544 2,463
6187304.SQ.FTS.B, Zero Cpn, 6/04/24 ... 14,903 14,669
6188963.SQ.FTS.B, Zero Cpn, 6/05/24 ... 7,188 6,931
6189267.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,468 1,387
6189324.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,090 3,945
6189435.SQ.FTS.B, Zero Cpn, 6/05/24 ... 2,023 1,965
6189533.SQ.FTS.B, Zero Cpn, 6/05/24 ... 475 156
6189573.SQ.FTS.B, Zero Cpn, 6/05/24 ... 9,929 9,561
6189975.SQ.FTS.B, Zero Cpn, 6/05/24 ... 726 625
6190001.SQ.FTS.B, Zero Cpn, 6/05/24 ... 13,332 12,857
6190373.SQ.FTS.B, Zero Cpn, 6/05/24 ... 15,531 14,119
6190942.SQ.FTS.B, Zero Cpn, 6/05/24 ... 1,319 1,290
6191010.SQ.FTS.B, Zero Cpn, 6/05/24 ... 2,342 2,296
6191068.SQ.FTS.B, Zero Cpn, 6/05/24 ... 4,687 4,266
6191219.SQ.FTS.B, Zero Cpn, 6/06/24 ... 12,869 12,197
6191560.SQ.FTS.B, Zero Cpn, 6/06/24 ... 8,182 7,736
6191895.SQ.FTS.B, Zero Cpn, 6/06/24 ... 622 610
6191955.SQ.FTS.B, Zero Cpn, 6/06/24 ... 7,067 5,601
6192461.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,353 1,174
6192486.SQ.FTS.B, Zero Cpn, 6/06/24 ... 3,420 2,298
6192549.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,609 1,575
6192662.SQ.FTS.B, Zero Cpn, 6/06/24 ... 13,388 12,741
6193258.SQ.FTS.B, Zero Cpn, 6/06/24 ... 31,564 29,069
6193931.SQ.FTS.B, Zero Cpn, 6/06/24 ... 1,076 1,040
6193947.SQ.FTS.B, Zero Cpn, 6/06/24 ... 5,559 5,295
6194068.SQ.FTS.B, Zero Cpn, 6/06/24 ... 4,168 3,971
6194180.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,812 2,645
6194226.SQ.FTS.B, Zero Cpn, 6/06/24 ... 2,218 2,180
6194591.SQ.FTS.B, Zero Cpn, 6/06/24 ... 48,608 46,384
6195072.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,001 3,908
6195197.SQ.FTS.B, Zero Cpn, 6/07/24 ... 1,013 995
6195261.SQ.FTS.B, Zero Cpn, 6/07/24 ... 26,090 25,401
6196223.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,107 1,993
6196338.SQ.FTS.B, Zero Cpn, 6/07/24 ... 571 513
6196348.SQ.FTS.B, Zero Cpn, 6/07/24 ... 11,531 11,172
6196687.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,711 2,540
6196843.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,407 4,204
6197045.SQ.FTS.B, Zero Cpn, 6/07/24 ... 9,324 9,151
6199930.SQ.FTS.B, Zero Cpn, 6/07/24 ... 2,820 2,730
6199992.SQ.FTS.B, Zero Cpn, 6/07/24 ... 4,004 3,885
6200078.SQ.FTS.B, Zero Cpn, 6/07/24 ... 808 776
6200162.SQ.FTS.B, Zero Cpn, 6/07/24 ... 7,664 7,286
6200308.SQ.FTS.B, Zero Cpn, 6/07/24 ... 7,552 7,270
6200433.SQ.FTS.B, Zero Cpn, 6/07/24 ... 7,484 7,305
6200668.SQ.FTS.B, Zero Cpn, 6/07/24 ... 6,895 6,739
6203028.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,441 1,411
6203071.SQ.FTS.B, Zero Cpn, 6/08/24 ... 17,044 16,681
6203222.SQ.FTS.B, Zero Cpn, 6/08/24 ... 4,419 4,267
6203240.SQ.FTS.B, Zero Cpn, 6/08/24 ... 35,280 33,822
6204285.SQ.FTS.B, Zero Cpn, 6/08/24 ... 2,343 2,121
6204554.SQ.FTS.B, Zero Cpn, 6/08/24 ... 3,225 3,069

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6204651.SQ.FTS.B, Zero Cpn, 6/08/24 ... $ 1,842 $ 1,642
6204690.SQ.FTS.B, Zero Cpn, 6/08/24 ... 5,418 4,500
6204996.SQ.FTS.B, Zero Cpn, 6/08/24 ... 7,226 6,764
6205231.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,440 1,404
6205546.SQ.FTS.B, Zero Cpn, 6/08/24 ... 156 154
6205557.SQ.FTS.B, Zero Cpn, 6/08/24 ... 807 789
6205648.SQ.FTS.B, Zero Cpn, 6/08/24 ... 2,601 2,553
6205757.SQ.FTS.B, Zero Cpn, 6/08/24 ... 5,272 5,130
6205930.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,181 1,127
6205978.SQ.FTS.B, Zero Cpn, 6/08/24 ... 1,964 1,847
6206056.SQ.FTS.B, Zero Cpn, 6/08/24 ... 9,709 8,776
6206222.SQ.FTS.B, Zero Cpn, 6/08/24 ... 18,123 16,828
6206440.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,353 5,142
6206594.SQ.FTS.B, Zero Cpn, 6/09/24 ... 5,459 4,723
6206656.SQ.FTS.B, Zero Cpn, 6/09/24 ... 3,979 2,857
6206769.SQ.FTS.B, Zero Cpn, 6/09/24 ... 2,016 1,910
6206801.SQ.FTS.B, Zero Cpn, 6/09/24 ... 78,302 65,567
6208776.SQ.FTS.B, Zero Cpn, 6/09/24 ... 6,656 6,345
6208876.SQ.FTS.B, Zero Cpn, 6/09/24 ... 11,348 7,613
6209167.SQ.FTS.B, Zero Cpn, 6/09/24 ... 739 707
6209203.SQ.FTS.B, Zero Cpn, 6/09/24 ... 2,731 2,655
6209405.SQ.FTS.B, Zero Cpn, 6/09/24 ... 2,752 2,657
6209658.SQ.FTS.B, Zero Cpn, 6/09/24 ... 10,203 9,714
6209707.SQ.FTS.B, Zero Cpn, 6/10/24 ... 2,196 1,870
6209749.SQ.FTS.B, Zero Cpn, 6/10/24 ... 29,519 28,671
6210492.SQ.FTS.B, Zero Cpn, 6/11/24 ... 1,683 1,633
6210528.SQ.FTS.B, Zero Cpn, 6/11/24 ... 10,786 8,301
6210775.SQ.FTS.B, Zero Cpn, 6/11/24 ... 2,050 2,002
6210857.SQ.FTS.B, Zero Cpn, 6/11/24 ... 5,123 4,702
6210971.SQ.FTS.B, Zero Cpn, 6/11/24 ... 4,776 4,538
6211100.SQ.FTS.B, Zero Cpn, 6/11/24 ... 386 378
6211129.SQ.FTS.B, Zero Cpn, 6/11/24 ... 97 97
6211801.SQ.FTS.B, Zero Cpn, 6/12/24 ... 9,696 9,310
6212398.SQ.FTS.B, Zero Cpn, 6/12/24 ... 6,280 6,082
6212695.SQ.FTS.B, Zero Cpn, 6/12/24 ... 7,507 7,196
6213027.SQ.FTS.B, Zero Cpn, 6/12/24 ... 31,717 30,357
6214190.SQ.FTS.B, Zero Cpn, 6/12/24 ... 1,123 373
6214304.SQ.FTS.B, Zero Cpn, 6/12/24 ... 6,953 6,862
6214666.SQ.FTS.B, Zero Cpn, 6/12/24 ... 9,834 8,806
6214898.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,279 1,262
6215094.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,863 1,797
6215144.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,509 1,483
6215189.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,333 1,272
6215457.SQ.FTS.B, Zero Cpn, 6/13/24 ... 868 793
6215547.SQ.FTS.B, Zero Cpn, 6/13/24 ... 3,088 2,986
6215606.SQ.FTS.B, Zero Cpn, 6/13/24 ... 47 46
6215614.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,165 1,145
6215661.SQ.FTS.B, Zero Cpn, 6/13/24 ... 6,062 5,498
6215908.SQ.FTS.B, Zero Cpn, 6/13/24 ... 974 595
6215942.SQ.FTS.B, Zero Cpn, 6/13/24 ... 115 113
6215957.SQ.FTS.B, Zero Cpn, 6/13/24 ... 951 917
6215985.SQ.FTS.B, Zero Cpn, 6/13/24 ... 2,346 1,806
6216036.SQ.FTS.B, Zero Cpn, 6/13/24 ... 4,273 4,160
6216243.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,283 1,266
6216275.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,590 1,517
6216296.SQ.FTS.B, Zero Cpn, 6/13/24 ... 25,817 25,291
6217071.SQ.FTS.B, Zero Cpn, 6/13/24 ... 1,591 1,328
6217087.SQ.FTS.B, Zero Cpn, 6/13/24 ... 692 654
Description
Principal
Amount Value
Block, Inc. (continued)
6217106.SQ.FTS.B, Zero Cpn, 6/13/24 ... $ 1,492 $ 1,303
6217160.SQ.FTS.B, Zero Cpn, 6/13/24 ... 7,982 7,506
6217266.SQ.FTS.B, Zero Cpn, 6/13/24 ... 44,862 42,580
6217962.SQ.FTS.B, Zero Cpn, 6/13/24 ... 4,334 4,173
6218034.SQ.FTS.B, Zero Cpn, 6/13/24 ... 652 637
6218055.SQ.FTS.B, Zero Cpn, 6/13/24 ... 14,363 14,075
6218180.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,681 3,525
6218467.SQ.FTS.B, Zero Cpn, 6/14/24 ... 4,551 4,325
6218756.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,014 966
6218913.SQ.FTS.B, Zero Cpn, 6/14/24 ... 8,607 8,218
6219195.SQ.FTS.B, Zero Cpn, 6/14/24 ... 512 476
6219243.SQ.FTS.B, Zero Cpn, 6/14/24 ... 704 698
6219740.SQ.FTS.B, Zero Cpn, 6/14/24 ... 5,043 4,873
6219955.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,678 1,469
6219996.SQ.FTS.B, Zero Cpn, 6/14/24 ... 5,938 5,819
6220236.SQ.FTS.B, Zero Cpn, 6/14/24 ... 797 511
6220248.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,432 1,402
6220286.SQ.FTS.B, Zero Cpn, 6/14/24 ... 3,618 3,494
6220386.SQ.FTS.B, Zero Cpn, 6/14/24 ... 2,788 2,656
6220472.SQ.FTS.B, Zero Cpn, 6/14/24 ... 1,397 1,375
6220519.SQ.FTS.B, Zero Cpn, 6/14/24 ... 70,170 60,889
6221528.SQ.FTS.B, Zero Cpn, 6/14/24 ... 6,160 6,040
6223659.SQ.FTS.B, Zero Cpn, 6/15/24 ... 11,147 10,455
6224008.SQ.FTS.B, Zero Cpn, 6/15/24 ... 6,986 6,795
6224359.SQ.FTS.B, Zero Cpn, 6/15/24 ... 9,845 9,650
6224796.SQ.FTS.B, Zero Cpn, 6/15/24 ... 6,569 6,249
6225068.SQ.FTS.B, Zero Cpn, 6/15/24 ... 14,649 14,391
6225953.SQ.FTS.B, Zero Cpn, 6/15/24 ... 2,589 1,942
6226015.SQ.FTS.B, Zero Cpn, 6/15/24 ... 4,254 4,162
6226130.SQ.FTS.B, Zero Cpn, 6/15/24 ... 848 827
6226143.SQ.FTS.B, Zero Cpn, 6/15/24 ... 42,143 39,378
6227140.SQ.FTS.B, Zero Cpn, 6/16/24 ... 9,687 9,336
6227492.SQ.FTS.B, Zero Cpn, 6/16/24 ... 873 841
6227515.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,956 4,664
6227677.SQ.FTS.B, Zero Cpn, 6/16/24 ... 2,534 2,477
6227791.SQ.FTS.B, Zero Cpn, 6/16/24 ... 778 764
6227831.SQ.FTS.B, Zero Cpn, 6/16/24 ... 7,832 7,418
6228013.SQ.FTS.B, Zero Cpn, 6/16/24 ... 716 411
6228038.SQ.FTS.B, Zero Cpn, 6/16/24 ... 4,680 4,485
6228265.SQ.FTS.B, Zero Cpn, 6/16/24 ... 3,929 2,922
6228393.SQ.FTS.B, Zero Cpn, 6/16/24 ... 18,111 17,208
6229018.SQ.FTS.B, Zero Cpn, 6/16/24 ... 5,190 4,943
6229112.SQ.FTS.B, Zero Cpn, 6/16/24 ... 51,210 46,722
6234621.SQ.FTS.B, Zero Cpn, 6/16/24 ... 59,044 57,259
6234969.SQ.FTS.B, Zero Cpn, 6/17/24 ... 12,823 12,320
6235216.SQ.FTS.B, Zero Cpn, 6/17/24 ... 1,586 1,526
6235450.SQ.FTS.B, Zero Cpn, 6/17/24 ... 957 699
6235468.SQ.FTS.B, Zero Cpn, 6/17/24 ... 2,236 1,491
6235504.SQ.FTS.B, Zero Cpn, 6/17/24 ... 1,632 1,615
6235583.SQ.FTS.B, Zero Cpn, 6/17/24 ... 1,372 1,348
6235643.SQ.FTS.B, Zero Cpn, 6/17/24 ... 735 681
6235661.SQ.FTS.B, Zero Cpn, 6/17/24 ... 13,728 13,165
6236092.SQ.FTS.B, Zero Cpn, 6/18/24 ... 1,159 1,095
6236243.SQ.FTS.B, Zero Cpn, 6/18/24 ... 37,290 35,550
6237600.SQ.FTS.B, Zero Cpn, 6/19/24 ... 7,339 7,141
6237959.SQ.FTS.B, Zero Cpn, 6/19/24 ... 12,484 11,956
6238487.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,398 2,268
6238625.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,841 3,766

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6238854.SQ.FTS.B, Zero Cpn, 6/19/24 ... $ 2,568 $ 2,474
6238943.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,450 1,440
6239258.SQ.FTS.B, Zero Cpn, 6/19/24 ... 1,604 398
6239301.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,644 3,491
6239454.SQ.FTS.B, Zero Cpn, 6/19/24 ... 820 809
6239502.SQ.FTS.B, Zero Cpn, 6/19/24 ... 317 300
6239513.SQ.FTS.B, Zero Cpn, 6/19/24 ... 2,704 2,613
6239599.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,719 2,758
6239670.SQ.FTS.B, Zero Cpn, 6/19/24 ... 4,837 4,701
6239788.SQ.FTS.B, Zero Cpn, 6/19/24 ... 3,640 3,514
6239950.SQ.FTS.B, Zero Cpn, 6/19/24 ... 28,355 26,199
6240214.SQ.FTS.B, Zero Cpn, 6/20/24 ... 22,959 21,266
6240807.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,555 7,476
6240883.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,008 1,952
6240952.SQ.FTS.B, Zero Cpn, 6/20/24 ... 6,345 5,819
6241104.SQ.FTS.B, Zero Cpn, 6/20/24 ... 12,058 11,702
6241967.SQ.FTS.B, Zero Cpn, 6/20/24 ... 26,595 25,789
6242589.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,526 8,249
6242859.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,292 1,264
6242908.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,195 1,144
6242973.SQ.FTS.B, Zero Cpn, 6/20/24 ... 4,759 4,556
6243075.SQ.FTS.B, Zero Cpn, 6/20/24 ... 4,306 4,126
6243208.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,057 943
6243228.SQ.FTS.B, Zero Cpn, 6/20/24 ... 2,691 2,450
6243295.SQ.FTS.B, Zero Cpn, 6/20/24 ... 3,635 3,510
6243387.SQ.FTS.B, Zero Cpn, 6/20/24 ... 1,937 1,793
6243419.SQ.FTS.B, Zero Cpn, 6/20/24 ... 9,030 7,851
6243621.SQ.FTS.B, Zero Cpn, 6/20/24 ... 8,066 7,855
6243695.SQ.FTS.B, Zero Cpn, 6/21/24 ... 8,478 8,303
6244014.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,333 1,298
6244026.SQ.FTS.B, Zero Cpn, 6/21/24 ... 39,680 37,260
6244954.SQ.FTS.B, Zero Cpn, 6/21/24 ... 12,924 12,316
6245261.SQ.FTS.B, Zero Cpn, 6/21/24 ... 8,989 8,363
6245431.SQ.FTS.B, Zero Cpn, 6/21/24 ... 2,367 2,106
6245477.SQ.FTS.B, Zero Cpn, 6/21/24 ... 6,761 5,647
6245598.SQ.FTS.B, Zero Cpn, 6/21/24 ... 4,073 3,799
6245669.SQ.FTS.B, Zero Cpn, 6/21/24 ... 636 598
6245712.SQ.FTS.B, Zero Cpn, 6/21/24 ... 11,491 8,452
6245904.SQ.FTS.B, Zero Cpn, 6/21/24 ... 5,451 4,856
6245944.SQ.FTS.B, Zero Cpn, 6/21/24 ... 17,124 16,515
6246128.SQ.FTS.B, Zero Cpn, 6/21/24 ... 1,662 1,374
6246140.SQ.FTS.B, Zero Cpn, 6/21/24 ... 26,020 24,271
6248727.SQ.FTS.B, Zero Cpn, 6/22/24 ... 11,416 11,251
6248918.SQ.FTS.B, Zero Cpn, 6/22/24 ... 9,957 9,542
6249559.SQ.FTS.B, Zero Cpn, 6/22/24 ... 691 679
6249593.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,186 2,100
6249641.SQ.FTS.B, Zero Cpn, 6/22/24 ... 8,229 8,111
6249978.SQ.FTS.B, Zero Cpn, 6/22/24 ... 1,521 1,371
6250011.SQ.FTS.B, Zero Cpn, 6/22/24 ... 5,492 5,152
6250130.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,637 2,533
6250214.SQ.FTS.B, Zero Cpn, 6/22/24 ... 11,943 11,512
6250485.SQ.FTS.B, Zero Cpn, 6/22/24 ... 14,503 13,943
6250843.SQ.FTS.B, Zero Cpn, 6/22/24 ... 38,623 31,323
6251624.SQ.FTS.B, Zero Cpn, 6/22/24 ... 10,584 9,985
6251852.SQ.FTS.B, Zero Cpn, 6/22/24 ... 879 835
6251900.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,504 2,333
6251966.SQ.FTS.B, Zero Cpn, 6/22/24 ... 2,415 2,209
6252015.SQ.FTS.B, Zero Cpn, 6/22/24 ... 7,035 6,721
Description
Principal
Amount Value
Block, Inc. (continued)
6252207.SQ.FTS.B, Zero Cpn, 6/23/24 ... $ 22,979 $ 22,513
6252988.SQ.FTS.B, Zero Cpn, 6/23/24 ... 1,003 951
6253028.SQ.FTS.B, Zero Cpn, 6/23/24 ... 1,212 1,156
6253083.SQ.FTS.B, Zero Cpn, 6/23/24 ... 4,555 4,389
6253172.SQ.FTS.B, Zero Cpn, 6/23/24 ... 11,394 10,949
6253444.SQ.FTS.B, Zero Cpn, 6/23/24 ... 44,245 40,377
6254269.SQ.FTS.B, Zero Cpn, 6/23/24 ... 67,080 62,284
6255006.SQ.FTS.B, Zero Cpn, 6/24/24 ... 3,572 3,436
6255121.SQ.FTS.B, Zero Cpn, 6/24/24 ... 737 667
6255128.SQ.FTS.B, Zero Cpn, 6/24/24 ... 3,718 3,553
6255199.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,186 1,113
6255218.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,282 1,222
6255252.SQ.FTS.B, Zero Cpn, 6/24/24 ... 3,999 3,639
6255312.SQ.FTS.B, Zero Cpn, 6/24/24 ... 3,605 3,513
6255384.SQ.FTS.B, Zero Cpn, 6/24/24 ... 4,126 1,305
6255441.SQ.FTS.B, Zero Cpn, 6/24/24 ... 10,187 9,663
6255575.SQ.FTS.B, Zero Cpn, 6/24/24 ... 1,631 1,547
6255606.SQ.FTS.B, Zero Cpn, 6/24/24 ... 909 744
6255621.SQ.FTS.B, Zero Cpn, 6/24/24 ... 10,819 9,061
6255949.SQ.FTS.B, Zero Cpn, 6/25/24 ... 5,496 5,387
6256064.SQ.FTS.B, Zero Cpn, 6/26/24 ... 22,154 20,177
6256371.SQ.FTS.B, Zero Cpn, 6/26/24 ... 9,347 9,165
6256506.SQ.FTS.B, Zero Cpn, 6/26/24 ... 2,627 2,454
6256775.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,363 1,331
6256800.SQ.FTS.B, Zero Cpn, 6/26/24 ... 1,982 1,918
6256832.SQ.FTS.B, Zero Cpn, 6/26/24 ... 3,682 3,519
6256913.SQ.FTS.B, Zero Cpn, 6/26/24 ... 34,429 29,881
6257991.SQ.FTS.B, Zero Cpn, 6/27/24 ... 11,442 11,128
6258212.SQ.FTS.B, Zero Cpn, 6/27/24 ... 7,870 7,505
6258329.SQ.FTS.B, Zero Cpn, 6/27/24 ... 14,853 10,300
6258547.SQ.FTS.B, Zero Cpn, 6/27/24 ... 7,050 4,571
6258668.SQ.FTS.B, Zero Cpn, 6/27/24 ... 4,366 3,939
6258783.SQ.FTS.B, Zero Cpn, 6/27/24 ... 15,203 11,673
6259003.SQ.FTS.B, Zero Cpn, 6/27/24 ... 33,244 32,019
6259651.SQ.FTS.B, Zero Cpn, 6/27/24 ... 971 945
6259677.SQ.FTS.B, Zero Cpn, 6/27/24 ... 12,998 12,506
6259903.SQ.FTS.B, Zero Cpn, 6/27/24 ... 7,161 6,832
6260138.SQ.FTS.B, Zero Cpn, 6/28/24 ... 52,109 50,186
6261098.SQ.FTS.B, Zero Cpn, 6/28/24 ... 17,144 16,105
6261384.SQ.FTS.B, Zero Cpn, 6/28/24 ... 13,875 13,104
6261595.SQ.FTS.B, Zero Cpn, 6/28/24 ... 28,781 27,888
6261928.SQ.FTS.B, Zero Cpn, 6/28/24 ... 23,243 18,128
6262209.SQ.FTS.B, Zero Cpn, 6/28/24 ... 21,922 18,280
6262430.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,340 1,186
6262438.SQ.FTS.B, Zero Cpn, 6/28/24 ... 4,956 4,761
6262504.SQ.FTS.B, Zero Cpn, 6/28/24 ... 2,902 2,814
6262556.SQ.FTS.B, Zero Cpn, 6/28/24 ... 4,043 3,713
6262614.SQ.FTS.B, Zero Cpn, 6/28/24 ... 1,360 1,105
6265085.SQ.FTS.B, Zero Cpn, 6/29/24 ... 9,519 9,122
6265195.SQ.FTS.B, Zero Cpn, 6/29/24 ... 1,159 1,109
6265237.SQ.FTS.B, Zero Cpn, 6/29/24 ... 762 697
6265249.SQ.FTS.B, Zero Cpn, 6/29/24 ... 82,036 60,409
6266557.SQ.FTS.B, Zero Cpn, 6/29/24 ... 15,565 15,327
6267222.SQ.FTS.B, Zero Cpn, 6/29/24 ... 5,469 4,948
6267330.SQ.FTS.B, Zero Cpn, 6/29/24 ... 28,151 27,456
6268041.SQ.FTS.B, Zero Cpn, 6/29/24 ... 6,413 5,559
6268135.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,768 2,685
6268204.SQ.FTS.B, Zero Cpn, 6/30/24 ... 731 694

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6268234.SQ.FTS.B, Zero Cpn, 6/30/24 ... $ 2,382 $ 1,966
6268321.SQ.FTS.B, Zero Cpn, 6/30/24 ... 4,064 3,985
6268568.SQ.FTS.B, Zero Cpn, 6/30/24 ... 4,874 4,699
6268717.SQ.FTS.B, Zero Cpn, 6/30/24 ... 666 651
6268757.SQ.FTS.B, Zero Cpn, 6/30/24 ... 26,749 25,099
6269491.SQ.FTS.B, Zero Cpn, 6/30/24 ... 25,048 23,968
6270176.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,275 2,030
6270248.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,610 3,476
6270416.SQ.FTS.B, Zero Cpn, 6/30/24 ... 22,525 15,753
6270712.SQ.FTS.B, Zero Cpn, 6/30/24 ... 3,152 3,102
6270780.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,509 1,414
6270813.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,131 920
6270828.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,960 2,853
6270871.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,106 1,045
6270889.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,591 2,248
6270932.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,022 977
6270948.SQ.FTS.B, Zero Cpn, 6/30/24 ... 12,582 12,230
6271153.SQ.FTS.B, Zero Cpn, 6/30/24 ... 2,027 1,815
6271180.SQ.FTS.B, Zero Cpn, 6/30/24 ... 1,911 1,802
6271241.SQ.FTS.B, Zero Cpn, 6/30/24 ... 13,005 11,089
6271411.SQ.FTS.B, Zero Cpn, 7/01/24 ... 365 358
6271425.SQ.FTS.B, Zero Cpn, 7/01/24 ... 1,442 786
6271434.SQ.FTS.B, Zero Cpn, 7/01/24 ... 31,488 25,954
6271779.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,976 2,577
6271834.SQ.FTS.B, Zero Cpn, 7/02/24 ... 8,143 7,755
6271932.SQ.FTS.B, Zero Cpn, 7/02/24 ... 2,918 2,833
6271981.SQ.FTS.B, Zero Cpn, 7/02/24 ... 19,224 18,069
6272258.SQ.FTS.B, Zero Cpn, 7/02/24 ... 6,909 6,457
6272324.SQ.FTS.B, Zero Cpn, 7/02/24 ... 6,469 6,267
6272370.SQ.FTS.B, Zero Cpn, 7/02/24 ... 738 728
6272381.SQ.FTS.B, Zero Cpn, 7/02/24 ... 1,753 1,676
6272419.SQ.FTS.B, Zero Cpn, 7/02/24 ... 3,008 2,456
6272451.SQ.FTS.B, Zero Cpn, 7/02/24 ... 21,309 15,794
6272707.SQ.FTS.B, Zero Cpn, 7/02/24 ... 6,339 6,056
6273102.SQ.FTS.B, Zero Cpn, 7/03/24 ... 3,672 2,691
6273246.SQ.FTS.B, Zero Cpn, 7/03/24 ... 11,337 10,782
6273649.SQ.FTS.B, Zero Cpn, 7/03/24 ... 8,060 7,678
6273847.SQ.FTS.B, Zero Cpn, 7/03/24 ... 570 546
6273862.SQ.FTS.B, Zero Cpn, 7/03/24 ... 8,718 8,105
6274028.SQ.FTS.B, Zero Cpn, 7/03/24 ... 10,379 9,747
6274200.SQ.FTS.B, Zero Cpn, 7/03/24 ... 37,757 35,771
6274889.SQ.FTS.B, Zero Cpn, 7/03/24 ... 42,196 37,081
6275552.SQ.FTS.B, Zero Cpn, 7/03/24 ... 9,835 7,290
6275681.SQ.FTS.B, Zero Cpn, 7/03/24 ... 3,716 3,586
6275762.SQ.FTS.B, Zero Cpn, 7/03/24 ... 12,964 12,456
6275869.SQ.FTS.B, Zero Cpn, 7/04/24 ... 20,456 17,042
6276300.SQ.FTS.B, Zero Cpn, 7/04/24 ... 15,005 14,160
6276778.SQ.FTS.B, Zero Cpn, 7/04/24 ... 2,215 2,122
6276839.SQ.FTS.B, Zero Cpn, 7/04/24 ... 12,873 12,665
6277264.SQ.FTS.B, Zero Cpn, 7/04/24 ... 10,661 10,221
6277479.SQ.FTS.B, Zero Cpn, 7/04/24 ... 5,129 4,694
6277571.SQ.FTS.B, Zero Cpn, 7/04/24 ... 11,114 10,648
6277812.SQ.FTS.B, Zero Cpn, 7/04/24 ... 5,155 4,690
6277888.SQ.FTS.B, Zero Cpn, 7/04/24 ... 15,364 14,990
6278224.SQ.FTS.B, Zero Cpn, 7/04/24 ... 4,590 4,364
6278369.SQ.FTS.B, Zero Cpn, 7/04/24 ... 5,256 5,166
6278505.SQ.FTS.B, Zero Cpn, 7/04/24 ... 1,117 814
6278515.SQ.FTS.B, Zero Cpn, 7/04/24 ... 6,403 5,814
Description
Principal
Amount Value
Block, Inc. (continued)
6278645.SQ.FTS.B, Zero Cpn, 7/04/24 ... $ 24,250 $ 23,060
6279875.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,596 1,524
6279910.SQ.FTS.B, Zero Cpn, 7/05/24 ... 10,132 9,513
6280076.SQ.FTS.B, Zero Cpn, 7/05/24 ... 5,999 5,699
6280192.SQ.FTS.B, Zero Cpn, 7/05/24 ... 2,476 2,385
6280223.SQ.FTS.B, Zero Cpn, 7/05/24 ... 10,099 9,623
6280297.SQ.FTS.B, Zero Cpn, 7/05/24 ... 970 932
6280355.SQ.FTS.B, Zero Cpn, 7/05/24 ... 891 572
6280363.SQ.FTS.B, Zero Cpn, 7/05/24 ... 547 528
6280382.SQ.FTS.B, Zero Cpn, 7/05/24 ... 45 44
6280414.SQ.FTS.B, Zero Cpn, 7/05/24 ... 16,582 15,996
6280950.SQ.FTS.B, Zero Cpn, 7/05/24 ... 9,108 8,926
6281173.SQ.FTS.B, Zero Cpn, 7/05/24 ... 3,082 2,967
6281238.SQ.FTS.B, Zero Cpn, 7/05/24 ... 755 679
6281265.SQ.FTS.B, Zero Cpn, 7/05/24 ... 7,979 7,603
6281428.SQ.FTS.B, Zero Cpn, 7/05/24 ... 10,662 10,557
6281975.SQ.FTS.B, Zero Cpn, 7/05/24 ... 6,186 5,949
6282054.SQ.FTS.B, Zero Cpn, 7/05/24 ... 7,966 7,861
6282237.SQ.FTS.B, Zero Cpn, 7/05/24 ... 12,932 12,648
6282690.SQ.FTS.B, Zero Cpn, 7/05/24 ... 1,935 1,884
6282753.SQ.FTS.B, Zero Cpn, 7/05/24 ... 16,199 15,230
6282814.SQ.FTS.B, Zero Cpn, 7/06/24 ... 16,939 16,241
6283040.SQ.FTS.B, Zero Cpn, 7/06/24 ... 45,779 43,881
6284147.SQ.FTS.B, Zero Cpn, 7/06/24 ... 11,141 10,536
6284315.SQ.FTS.B, Zero Cpn, 7/06/24 ... 6,317 6,083
6284406.SQ.FTS.B, Zero Cpn, 7/06/24 ... 10,404 10,085
6284714.SQ.FTS.B, Zero Cpn, 7/06/24 ... 11,590 11,402
6285099.SQ.FTS.B, Zero Cpn, 7/06/24 ... 4,077 3,961
6285204.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,198 1,056
6285228.SQ.FTS.B, Zero Cpn, 7/06/24 ... 1,930 1,900
6285299.SQ.FTS.B, Zero Cpn, 7/06/24 ... 6,574 6,154
6285352.SQ.FTS.B, Zero Cpn, 7/06/24 ... 756 732
6285398.SQ.FTS.B, Zero Cpn, 7/06/24 ... 2,790 2,698
6285446.SQ.FTS.B, Zero Cpn, 7/06/24 ... 54,503 45,376
6285823.SQ.FTS.B, Zero Cpn, 7/07/24 ... 1,740 1,556
6285849.SQ.FTS.B, Zero Cpn, 7/07/24 ... 3,176 3,037
6285882.SQ.FTS.B, Zero Cpn, 7/07/24 ... 4,442 4,312
6285963.SQ.FTS.B, Zero Cpn, 7/07/24 ... 2,398 2,322
6285992.SQ.FTS.B, Zero Cpn, 7/07/24 ... 4,232 3,918
6286070.SQ.FTS.B, Zero Cpn, 7/07/24 ... 8,578 7,981
6286188.SQ.FTS.B, Zero Cpn, 7/07/24 ... 2,422 2,086
6286231.SQ.FTS.B, Zero Cpn, 7/07/24 ... 4,561 4,317
6286304.SQ.FTS.B, Zero Cpn, 7/08/24 ... 6,270 5,996
6286443.SQ.FTS.B, Zero Cpn, 7/08/24 ... 8,402 8,047
6286554.SQ.FTS.B, Zero Cpn, 7/08/24 ... 4,569 4,437
6287069.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,191 1,160
6287137.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,164 2,117
6287349.SQ.FTS.B, Zero Cpn, 7/09/24 ... 1,265 1,217
6287418.SQ.FTS.B, Zero Cpn, 7/09/24 ... 617 572
6287452.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,215 3,998
6287583.SQ.FTS.B, Zero Cpn, 7/09/24 ... 357 352
6287612.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,576 3,476
6287671.SQ.FTS.B, Zero Cpn, 7/09/24 ... 3,530 3,224
6287743.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,902 2,527
6287833.SQ.FTS.B, Zero Cpn, 7/09/24 ... 866 858
6287903.SQ.FTS.B, Zero Cpn, 7/09/24 ... 15,869 14,486
6288286.SQ.FTS.B, Zero Cpn, 7/09/24 ... 11,217 10,862
6288491.SQ.FTS.B, Zero Cpn, 7/09/24 ... 19,218 18,600

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6288827.SQ.FTS.B, Zero Cpn, 7/09/24 ... $ 11,026 $ 10,569
6289003.SQ.FTS.B, Zero Cpn, 7/09/24 ... 2,324 2,121
6289045.SQ.FTS.B, Zero Cpn, 7/09/24 ... 7,464 6,820
6289243.SQ.FTS.B, Zero Cpn, 7/09/24 ... 4,411 4,327
6289400.SQ.FTS.B, Zero Cpn, 7/09/24 ... 10,146 9,867
6289503.SQ.FTS.B, Zero Cpn, 7/10/24 ... 8,234 7,918
6289642.SQ.FTS.B, Zero Cpn, 7/10/24 ... 9,244 8,793
6289898.SQ.FTS.B, Zero Cpn, 7/10/24 ... 6,844 6,262
6289942.SQ.FTS.B, Zero Cpn, 7/10/24 ... 609 576
6289960.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,008 2,641
6290067.SQ.FTS.B, Zero Cpn, 7/10/24 ... 5,047 4,858
6290183.SQ.FTS.B, Zero Cpn, 7/10/24 ... 14,036 12,884
6290605.SQ.FTS.B, Zero Cpn, 7/10/24 ... 932 871
6290628.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,994 3,826
6290710.SQ.FTS.B, Zero Cpn, 7/10/24 ... 9,015 8,732
6290894.SQ.FTS.B, Zero Cpn, 7/10/24 ... 4,307 3,980
6290953.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,822 2,737
6290999.SQ.FTS.B, Zero Cpn, 7/10/24 ... 1,089 941
6291012.SQ.FTS.B, Zero Cpn, 7/10/24 ... 311 302
6291016.SQ.FTS.B, Zero Cpn, 7/10/24 ... 13,312 11,941
6291185.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,483 3,321
6291213.SQ.FTS.B, Zero Cpn, 7/10/24 ... 7,885 7,537
6291385.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,723 3,652
6291479.SQ.FTS.B, Zero Cpn, 7/10/24 ... 16,312 15,543
6291759.SQ.FTS.B, Zero Cpn, 7/10/24 ... 2,658 2,576
6291840.SQ.FTS.B, Zero Cpn, 7/10/24 ... 3,180 3,065
6291894.SQ.FTS.B, Zero Cpn, 7/10/24 ... 9,098 8,925
6292116.SQ.FTS.B, Zero Cpn, 7/10/24 ... 5,482 5,271
6292293.SQ.FTS.B, Zero Cpn, 7/11/24 ... 870 828
6292341.SQ.FTS.B, Zero Cpn, 7/11/24 ... 14,548 14,092
6292670.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,141 1,776
6292755.SQ.FTS.B, Zero Cpn, 7/11/24 ... 4,288 4,193
6292886.SQ.FTS.B, Zero Cpn, 7/11/24 ... 7,004 6,713
6293065.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,388 2,262
6293117.SQ.FTS.B, Zero Cpn, 7/11/24 ... 4,620 4,490
6293308.SQ.FTS.B, Zero Cpn, 7/11/24 ... 8,148 7,649
6293419.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,309 2,259
6293474.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,312 1,263
6293487.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,938 1,777
6293505.SQ.FTS.B, Zero Cpn, 7/11/24 ... 4,945 4,810
6293586.SQ.FTS.B, Zero Cpn, 7/11/24 ... 8,310 7,983
6294116.SQ.FTS.B, Zero Cpn, 7/11/24 ... 3,288 3,116
6294182.SQ.FTS.B, Zero Cpn, 7/11/24 ... 3,858 3,523
6294278.SQ.FTS.B, Zero Cpn, 7/11/24 ... 7,888 7,627
6294391.SQ.FTS.B, Zero Cpn, 7/11/24 ... 5,260 5,121
6294490.SQ.FTS.B, Zero Cpn, 7/11/24 ... 1,029 1,017
6294539.SQ.FTS.B, Zero Cpn, 7/11/24 ... 2,057 1,981
6294570.SQ.FTS.B, Zero Cpn, 7/11/24 ... 15,359 14,931
6297788.SQ.FTS.B, Zero Cpn, 7/12/24 ... 1,795 1,747
6297894.SQ.FTS.B, Zero Cpn, 7/12/24 ... 268 256
6297902.SQ.FTS.B, Zero Cpn, 7/12/24 ... 9,529 9,281
6298157.SQ.FTS.B, Zero Cpn, 7/12/24 ... 674 657
6298187.SQ.FTS.B, Zero Cpn, 7/12/24 ... 59,555 56,197
6299931.SQ.FTS.B, Zero Cpn, 7/12/24 ... 1,121 1,092
6299973.SQ.FTS.B, Zero Cpn, 7/12/24 ... 29,135 26,579
6300619.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,347 1,293
6300703.SQ.FTS.B, Zero Cpn, 7/13/24 ... 7,123 6,865
6300894.SQ.FTS.B, Zero Cpn, 7/13/24 ... 11,050 9,896
Description
Principal
Amount Value
Block, Inc. (continued)
6301197.SQ.FTS.B, Zero Cpn, 7/13/24 ... $ 7,572 $ 7,228
6301350.SQ.FTS.B, Zero Cpn, 7/13/24 ... 7,992 6,867
6301579.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,261 1,206
6301633.SQ.FTS.B, Zero Cpn, 7/13/24 ... 10,860 10,243
6301934.SQ.FTS.B, Zero Cpn, 7/13/24 ... 5,388 5,032
6302101.SQ.FTS.B, Zero Cpn, 7/13/24 ... 2,839 2,698
6302213.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,555 1,527
6302302.SQ.FTS.B, Zero Cpn, 7/13/24 ... 23,116 20,867
6302888.SQ.FTS.B, Zero Cpn, 7/13/24 ... 919 858
6302922.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,489 1,361
6302942.SQ.FTS.B, Zero Cpn, 7/13/24 ... 3,402 3,308
6303079.SQ.FTS.B, Zero Cpn, 7/13/24 ... 1,211 1,180
6303135.SQ.FTS.B, Zero Cpn, 7/13/24 ... 4,669 4,565
6303284.SQ.FTS.B, Zero Cpn, 7/14/24 ... 10,967 10,593
6303414.SQ.FTS.B, Zero Cpn, 7/14/24 ... 10,271 9,753
6303595.SQ.FTS.B, Zero Cpn, 7/14/24 ... 22,738 20,558
6303854.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,812 1,783
6303880.SQ.FTS.B, Zero Cpn, 7/14/24 ... 1,413 1,276
6303893.SQ.FTS.B, Zero Cpn, 7/14/24 ... 13,747 13,338
6304026.SQ.FTS.B, Zero Cpn, 7/14/24 ... 10,824 10,267
6304081.SQ.FTS.B, Zero Cpn, 7/14/24 ... 18,992 18,077
6304259.SQ.FTS.B, Zero Cpn, 7/14/24 ... 10,239 9,849
6304365.SQ.FTS.B, Zero Cpn, 7/15/24 ... 6,364 6,290
6304728.SQ.FTS.B, Zero Cpn, 7/15/24 ... 3,830 3,639
6304790.SQ.FTS.B, Zero Cpn, 7/15/24 ... 10,451 9,699
6304935.SQ.FTS.B, Zero Cpn, 7/16/24 ... 3,326 3,029
6304978.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,170 2,129
6305015.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,601 1,563
6305047.SQ.FTS.B, Zero Cpn, 7/16/24 ... 17,925 17,133
6305311.SQ.FTS.B, Zero Cpn, 7/16/24 ... 10,769 10,388
6305443.SQ.FTS.B, Zero Cpn, 7/16/24 ... 765 681
6305454.SQ.FTS.B, Zero Cpn, 7/16/24 ... 934 715
6305494.SQ.FTS.B, Zero Cpn, 7/16/24 ... 13,165 12,543
6305632.SQ.FTS.B, Zero Cpn, 7/16/24 ... 5,290 4,927
6305693.SQ.FTS.B, Zero Cpn, 7/16/24 ... 1,768 1,703
6305727.SQ.FTS.B, Zero Cpn, 7/16/24 ... 6,650 6,396
6305815.SQ.FTS.B, Zero Cpn, 7/16/24 ... 2,841 2,767
6306271.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,762 4,641
6306503.SQ.FTS.B, Zero Cpn, 7/17/24 ... 11,198 10,631
6306736.SQ.FTS.B, Zero Cpn, 7/17/24 ... 6,954 6,333
6306882.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,503 5,327
6307004.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,331 1,189
6307012.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,807 1,712
6307105.SQ.FTS.B, Zero Cpn, 7/17/24 ... 1,575 1,505
6307140.SQ.FTS.B, Zero Cpn, 7/17/24 ... 15,652 14,951
6307603.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,456 5,349
6307741.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,975 4,456
6307874.SQ.FTS.B, Zero Cpn, 7/17/24 ... 2,389 2,318
6307940.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,148 4,869
6308066.SQ.FTS.B, Zero Cpn, 7/17/24 ... 5,746 5,533
6308170.SQ.FTS.B, Zero Cpn, 7/17/24 ... 12,962 12,340
6308390.SQ.FTS.B, Zero Cpn, 7/17/24 ... 4,853 4,723
6308510.SQ.FTS.B, Zero Cpn, 7/18/24 ... 8,646 8,334
6308644.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,758 3,590
6308685.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,000 893
6308692.SQ.FTS.B, Zero Cpn, 7/18/24 ... 2,475 2,170
6308758.SQ.FTS.B, Zero Cpn, 7/18/24 ... 7,946 7,630
6308960.SQ.FTS.B, Zero Cpn, 7/18/24 ... 1,151 1,117

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6309000.SQ.FTS.B, Zero Cpn, 7/18/24 ... $ 1,892 $ 1,486
6309173.SQ.FTS.B, Zero Cpn, 7/18/24 ... 16,016 15,521
6309652.SQ.FTS.B, Zero Cpn, 7/18/24 ... 4,268 4,047
6309748.SQ.FTS.B, Zero Cpn, 7/18/24 ... 5,667 5,475
6309894.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,593 3,524
6310025.SQ.FTS.B, Zero Cpn, 7/18/24 ... 22,414 16,048
6310399.SQ.FTS.B, Zero Cpn, 7/18/24 ... 9,376 9,114
6310518.SQ.FTS.B, Zero Cpn, 7/18/24 ... 10,650 10,211
6310747.SQ.FTS.B, Zero Cpn, 7/18/24 ... 5,737 5,342
6310789.SQ.FTS.B, Zero Cpn, 7/18/24 ... 3,484 3,393
6310840.SQ.FTS.B, Zero Cpn, 7/18/24 ... 420 392
6310851.SQ.FTS.B, Zero Cpn, 7/18/24 ... 50,057 47,637
6313201.SQ.FTS.B, Zero Cpn, 7/19/24 ... 7,024 6,882
6313371.SQ.FTS.B, Zero Cpn, 7/19/24 ... 18,141 17,489
6313846.SQ.FTS.B, Zero Cpn, 7/19/24 ... 5,568 5,310
6314053.SQ.FTS.B, Zero Cpn, 7/19/24 ... 9,704 9,574
6314871.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,878 3,640
6314925.SQ.FTS.B, Zero Cpn, 7/19/24 ... 3,350 3,255
6314983.SQ.FTS.B, Zero Cpn, 7/19/24 ... 2,314 2,041
6315044.SQ.FTS.B, Zero Cpn, 7/19/24 ... 12,629 10,838
6315510.SQ.FTS.B, Zero Cpn, 7/19/24 ... 821 705
6315539.SQ.FTS.B, Zero Cpn, 7/19/24 ... 7,588 7,383
6316102.SQ.FTS.B, Zero Cpn, 7/19/24 ... 85,275 81,186
6316201.SQ.FTS.B, Zero Cpn, 7/20/24 ... 5,000 4,462
6316373.SQ.FTS.B, Zero Cpn, 7/20/24 ... 6,700 6,387
6316509.SQ.FTS.B, Zero Cpn, 7/20/24 ... 3,209 3,054
6316658.SQ.FTS.B, Zero Cpn, 7/20/24 ... 1,555 1,520
6316774.SQ.FTS.B, Zero Cpn, 7/20/24 ... 6,311 6,087
6317004.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,995 2,841
6317173.SQ.FTS.B, Zero Cpn, 7/20/24 ... 406 397
6317632.SQ.FTS.B, Zero Cpn, 7/20/24 ... 2,405 2,175
6317724.SQ.FTS.B, Zero Cpn, 7/20/24 ... 47,186 42,209
6318747.SQ.FTS.B, Zero Cpn, 7/20/24 ... 486 478
6318793.SQ.FTS.B, Zero Cpn, 7/20/24 ... 32,096 30,696
6318980.SQ.FTS.B, Zero Cpn, 7/21/24 ... 9,335 6,542
6319086.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,889 4,793
6319166.SQ.FTS.B, Zero Cpn, 7/21/24 ... 593 554
6319172.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,632 1,575
6319195.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,154 2,105
6319223.SQ.FTS.B, Zero Cpn, 7/21/24 ... 6,597 6,248
6319317.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,627 1,558
6319360.SQ.FTS.B, Zero Cpn, 7/21/24 ... 10,181 9,706
6319497.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,238 1,180
6319512.SQ.FTS.B, Zero Cpn, 7/21/24 ... 4,912 4,812
6319563.SQ.FTS.B, Zero Cpn, 7/21/24 ... 6,333 6,139
6319655.SQ.FTS.B, Zero Cpn, 7/21/24 ... 5,303 5,186
6319855.SQ.FTS.B, Zero Cpn, 7/21/24 ... 1,199 1,156
6319891.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,307 2,174
6319925.SQ.FTS.B, Zero Cpn, 7/21/24 ... 2,489 2,412
6319954.SQ.FTS.B, Zero Cpn, 7/21/24 ... 5,800 5,441
6320056.SQ.FTS.B, Zero Cpn, 7/22/24 ... 5,027 4,864
6320163.SQ.FTS.B, Zero Cpn, 7/22/24 ... 6,790 6,522
6320273.SQ.FTS.B, Zero Cpn, 7/22/24 ... 41,939 35,279
6321089.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,197 3,041
6321239.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,232 2,177
6321367.SQ.FTS.B, Zero Cpn, 7/23/24 ... 738 714
6321428.SQ.FTS.B, Zero Cpn, 7/23/24 ... 3,402 3,255
6321567.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,143 1,034
Description
Principal
Amount Value
Block, Inc. (continued)
6321614.SQ.FTS.B, Zero Cpn, 7/23/24 ... $ 3,161 $ 2,600
6321698.SQ.FTS.B, Zero Cpn, 7/23/24 ... 2,574 2,415
6321779.SQ.FTS.B, Zero Cpn, 7/23/24 ... 24,582 23,343
6337151.SQ.FTS.B, Zero Cpn, 7/23/24 ... 31,601 30,396
6351297.SQ.FTS.B, Zero Cpn, 7/23/24 ... 14,141 13,529
6351534.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,657 4,267
6351630.SQ.FTS.B, Zero Cpn, 7/23/24 ... 1,791 1,777
6351712.SQ.FTS.B, Zero Cpn, 7/23/24 ... 4,860 4,430
6351825.SQ.FTS.B, Zero Cpn, 7/24/24 ... 175 172
6351873.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,195 2,602
6351915.SQ.FTS.B, Zero Cpn, 7/24/24 ... 26,378 25,921
6352872.SQ.FTS.B, Zero Cpn, 7/24/24 ... 5,965 5,051
6352961.SQ.FTS.B, Zero Cpn, 7/24/24 ... 12,700 12,153
6353228.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,286 2,126
6353271.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,948 2,858
6353341.SQ.FTS.B, Zero Cpn, 7/24/24 ... 9,355 8,966
6353478.SQ.FTS.B, Zero Cpn, 7/24/24 ... 3,759 3,658
6353561.SQ.FTS.B, Zero Cpn, 7/24/24 ... 2,894 2,726
6353611.SQ.FTS.B, Zero Cpn, 7/24/24 ... 1,458 1,369
6353656.SQ.FTS.B, Zero Cpn, 7/24/24 ... 97 97
6353658.SQ.FTS.B, Zero Cpn, 7/24/24 ... 33,589 32,330
6354356.SQ.FTS.B, Zero Cpn, 7/24/24 ... 19,918 19,315
6354801.SQ.FTS.B, Zero Cpn, 7/24/24 ... 562 517
6354872.SQ.FTS.B, Zero Cpn, 7/25/24 ... 67,583 63,388
6356189.SQ.FTS.B, Zero Cpn, 7/25/24 ... 8,442 8,191
6356355.SQ.FTS.B, Zero Cpn, 7/25/24 ... 2,220 2,004
6356413.SQ.FTS.B, Zero Cpn, 7/25/24 ... 769 753
6356470.SQ.FTS.B, Zero Cpn, 7/25/24 ... 900 881
6356496.SQ.FTS.B, Zero Cpn, 7/25/24 ... 49,116 40,485
6357359.SQ.FTS.B, Zero Cpn, 7/25/24 ... 32,154 28,109
6359300.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,174 1,135
6359440.SQ.FTS.B, Zero Cpn, 7/26/24 ... 6,620 6,227
6359508.SQ.FTS.B, Zero Cpn, 7/26/24 ... 1,978 1,908
6359529.SQ.FTS.B, Zero Cpn, 7/26/24 ... 464 450
6359554.SQ.FTS.B, Zero Cpn, 7/26/24 ... 12,502 11,836
6359866.SQ.FTS.B, Zero Cpn, 7/26/24 ... 8,157 7,470
6360303.SQ.FTS.B, Zero Cpn, 7/26/24 ... 3,117 2,723
6360447.SQ.FTS.B, Zero Cpn, 7/26/24 ... 9,307 8,951
6360854.SQ.FTS.B, Zero Cpn, 7/26/24 ... 6,458 6,160
6360973.SQ.FTS.B, Zero Cpn, 7/26/24 ... 4,314 4,154
6361029.SQ.FTS.B, Zero Cpn, 7/26/24 ... 6,393 6,111
6361123.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,584 2,490
6361192.SQ.FTS.B, Zero Cpn, 7/26/24 ... 2,570 1,955
6361267.SQ.FTS.B, Zero Cpn, 7/26/24 ... 8,845 8,313
6361527.SQ.FTS.B, Zero Cpn, 7/26/24 ... 28,102 26,466
6362038.SQ.FTS.B, Zero Cpn, 7/26/24 ... 4,752 4,571
6362265.SQ.FTS.B, Zero Cpn, 7/26/24 ... 9,660 9,356
6362535.SQ.FTS.B, Zero Cpn, 7/26/24 ... 10,085 9,763
6362717.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,461 1,422
6362790.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,281 1,241
6362880.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,828 5,599
6363039.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,824 1,783
6363145.SQ.FTS.B, Zero Cpn, 7/27/24 ... 566 547
6363174.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,539 3,187
6363271.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,305 2,172
6363347.SQ.FTS.B, Zero Cpn, 7/27/24 ... 3,725 3,437
6363474.SQ.FTS.B, Zero Cpn, 7/27/24 ... 2,444 2,335
6363544.SQ.FTS.B, Zero Cpn, 7/27/24 ... 18,038 17,439

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6364073.SQ.FTS.B, Zero Cpn, 7/27/24 ... $ 6,446 $ 6,152
6364228.SQ.FTS.B, Zero Cpn, 7/27/24 ... 17,720 16,521
6364604.SQ.FTS.B, Zero Cpn, 7/27/24 ... 1,368 1,310
6364659.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,881 5,646
6364811.SQ.FTS.B, Zero Cpn, 7/27/24 ... 16,121 15,347
6365121.SQ.FTS.B, Zero Cpn, 7/27/24 ... 5,078 4,825
6365199.SQ.FTS.B, Zero Cpn, 7/27/24 ... 40,722 38,150
6365762.SQ.FTS.B, Zero Cpn, 7/28/24 ... 12,904 12,222
6365925.SQ.FTS.B, Zero Cpn, 7/28/24 ... 2,294 2,102
6365959.SQ.FTS.B, Zero Cpn, 7/28/24 ... 25,502 24,633
6366283.SQ.FTS.B, Zero Cpn, 7/28/24 ... 4,145 3,952
6366332.SQ.FTS.B, Zero Cpn, 7/28/24 ... 5,161 4,800
6366407.SQ.FTS.B, Zero Cpn, 7/28/24 ... 1,189 1,143
6366415.SQ.FTS.B, Zero Cpn, 7/28/24 ... 3,450 3,272
6366457.SQ.FTS.B, Zero Cpn, 7/29/24 ... 643 581
6366473.SQ.FTS.B, Zero Cpn, 7/29/24 ... 914 770
6366494.SQ.FTS.B, Zero Cpn, 7/29/24 ... 1,568 1,072
6366803.SQ.FTS.B, Zero Cpn, 7/29/24 ... 1,302 1,208
6366837.SQ.FTS.B, Zero Cpn, 7/29/24 ... 3,031 2,883
6366894.SQ.FTS.B, Zero Cpn, 7/29/24 ... 477 457
6366907.SQ.FTS.B, Zero Cpn, 7/29/24 ... 13,359 12,677
6367412.SQ.FTS.B, Zero Cpn, 7/30/24 ... 12,809 10,669
6368114.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,725 2,626
6368225.SQ.FTS.B, Zero Cpn, 7/30/24 ... 6,108 5,819
6368445.SQ.FTS.B, Zero Cpn, 7/30/24 ... 16,397 14,051
6368774.SQ.FTS.B, Zero Cpn, 7/30/24 ... 2,181 2,054
6369144.SQ.FTS.B, Zero Cpn, 7/30/24 ... 16,595 15,628
6369509.SQ.FTS.B, Zero Cpn, 7/30/24 ... 1,271 1,223
6369541.SQ.FTS.B, Zero Cpn, 7/30/24 ... 43,233 41,750
6370524.SQ.FTS.B, Zero Cpn, 7/30/24 ... 3,786 3,446
6370642.SQ.FTS.B, Zero Cpn, 7/30/24 ... 4,112 3,444
6370751.SQ.FTS.B, Zero Cpn, 7/31/24 ... 5,732 5,563
6370971.SQ.FTS.B, Zero Cpn, 7/31/24 ... 26,464 23,823
6371832.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,617 2,101
6371887.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,844 2,698
6371945.SQ.FTS.B, Zero Cpn, 7/31/24 ... 19,534 18,858
6372391.SQ.FTS.B, Zero Cpn, 7/31/24 ... 14,098 13,561
6372613.SQ.FTS.B, Zero Cpn, 7/31/24 ... 1,279 886
6372628.SQ.FTS.B, Zero Cpn, 7/31/24 ... 2,503 2,363
6372686.SQ.FTS.B, Zero Cpn, 7/31/24 ... 966 842
6372782.SQ.FTS.B, Zero Cpn, 7/31/24 ... 16,236 14,500
6373076.SQ.FTS.B, Zero Cpn, 7/31/24 ... 31,766 30,326
6373575.SQ.FTS.B, Zero Cpn, 7/31/24 ... 21,468 20,863
6373887.SQ.FTS.B, Zero Cpn, 7/31/24 ... 3,419 3,283
6373927.SQ.FTS.B, Zero Cpn, 8/01/24 ... 9,377 8,949
6374231.SQ.FTS.B, Zero Cpn, 8/01/24 ... 25,081 24,178
6375029.SQ.FTS.B, Zero Cpn, 8/01/24 ... 16,702 16,060
6375322.SQ.FTS.B, Zero Cpn, 8/01/24 ... 734 672
6375363.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,491 2,345
6375413.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,420 3,235
6375473.SQ.FTS.B, Zero Cpn, 8/01/24 ... 632 576
6375495.SQ.FTS.B, Zero Cpn, 8/01/24 ... 9,779 9,457
6375700.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,513 2,230
6375745.SQ.FTS.B, Zero Cpn, 8/01/24 ... 617 560
6375751.SQ.FTS.B, Zero Cpn, 8/01/24 ... 8,716 8,387
6375868.SQ.FTS.B, Zero Cpn, 8/01/24 ... 1,777 1,713
6375909.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,798 2,672
6375958.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,883 3,762
Description
Principal
Amount Value
Block, Inc. (continued)
6376030.SQ.FTS.B, Zero Cpn, 8/01/24 ... $ 13,886 $ 13,369
6376215.SQ.FTS.B, Zero Cpn, 8/01/24 ... 569 556
6376244.SQ.FTS.B, Zero Cpn, 8/01/24 ... 12,505 12,149
6376503.SQ.FTS.B, Zero Cpn, 8/01/24 ... 2,077 1,832
6376535.SQ.FTS.B, Zero Cpn, 8/01/24 ... 3,069 2,894
6376571.SQ.FTS.B, Zero Cpn, 8/01/24 ... 20,577 19,705
6378595.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,500 2,425
6378737.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,944 1,871
6378771.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,992 3,589
6378865.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,301 1,140
6378899.SQ.FTS.B, Zero Cpn, 8/02/24 ... 6,934 6,661
6379121.SQ.FTS.B, Zero Cpn, 8/02/24 ... 650 312
6379134.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,233 2,107
6379229.SQ.FTS.B, Zero Cpn, 8/02/24 ... 7,922 7,429
6379628.SQ.FTS.B, Zero Cpn, 8/02/24 ... 9,749 9,364
6379978.SQ.FTS.B, Zero Cpn, 8/02/24 ... 745 677
6380003.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,761 1,694
6380099.SQ.FTS.B, Zero Cpn, 8/02/24 ... 5,036 4,840
6380294.SQ.FTS.B, Zero Cpn, 8/02/24 ... 20,715 19,992
6380634.SQ.FTS.B, Zero Cpn, 8/02/24 ... 5,147 4,300
6380706.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,505 2,337
6380733.SQ.FTS.B, Zero Cpn, 8/02/24 ... 38,192 33,665
6381416.SQ.FTS.B, Zero Cpn, 8/02/24 ... 5,951 5,661
6381574.SQ.FTS.B, Zero Cpn, 8/02/24 ... 10,489 10,045
6381933.SQ.FTS.B, Zero Cpn, 8/02/24 ... 2,081 2,032
6381983.SQ.FTS.B, Zero Cpn, 8/02/24 ... 3,968 3,697
6382018.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,964 1,903
6382089.SQ.FTS.B, Zero Cpn, 8/02/24 ... 1,492 1,317
6382155.SQ.FTS.B, Zero Cpn, 8/03/24 ... 42,576 40,598
6383263.SQ.FTS.B, Zero Cpn, 8/03/24 ... 2,554 2,398
6383346.SQ.FTS.B, Zero Cpn, 8/03/24 ... 6,379 6,163
6383471.SQ.FTS.B, Zero Cpn, 8/03/24 ... 6,190 6,035
6383608.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,075 2,965
6383699.SQ.FTS.B, Zero Cpn, 8/03/24 ... 1,867 1,691
6383753.SQ.FTS.B, Zero Cpn, 8/03/24 ... 5,408 4,972
6383905.SQ.FTS.B, Zero Cpn, 8/03/24 ... 5,379 4,911
6384067.SQ.FTS.B, Zero Cpn, 8/03/24 ... 4,786 4,398
6384214.SQ.FTS.B, Zero Cpn, 8/03/24 ... 5,109 4,899
6384310.SQ.FTS.B, Zero Cpn, 8/03/24 ... 455 444
6384351.SQ.FTS.B, Zero Cpn, 8/03/24 ... 4,080 3,867
6384431.SQ.FTS.B, Zero Cpn, 8/03/24 ... 9,745 9,370
6384661.SQ.FTS.B, Zero Cpn, 8/03/24 ... 4,527 4,365
6384698.SQ.FTS.B, Zero Cpn, 8/03/24 ... 5,190 5,024
6384784.SQ.FTS.B, Zero Cpn, 8/03/24 ... 3,586 3,213
6384794.SQ.FTS.B, Zero Cpn, 8/03/24 ... 39,215 37,068
6385241.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,240 1,186
6385267.SQ.FTS.B, Zero Cpn, 8/04/24 ... 35,461 33,485
6385760.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,091 998
6385781.SQ.FTS.B, Zero Cpn, 8/04/24 ... 1,863 1,638
6385816.SQ.FTS.B, Zero Cpn, 8/04/24 ... 3,564 3,399
6385874.SQ.FTS.B, Zero Cpn, 8/04/24 ... 3,036 2,860
6385904.SQ.FTS.B, Zero Cpn, 8/04/24 ... 871 840
6385910.SQ.FTS.B, Zero Cpn, 8/04/24 ... 614 593
6385918.SQ.FTS.B, Zero Cpn, 8/04/24 ... 269 259
6385929.SQ.FTS.B, Zero Cpn, 8/04/24 ... 5,437 5,229
6386019.SQ.FTS.B, Zero Cpn, 8/05/24 ... 1,634 1,572
6386057.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,902 2,301
6386141.SQ.FTS.B, Zero Cpn, 8/05/24 ... 2,645 2,413

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6386176.SQ.FTS.B, Zero Cpn, 8/05/24 ... $ 24,302 $ 23,484
6386551.SQ.FTS.B, Zero Cpn, 8/05/24 ... 5,515 5,280
6386618.SQ.FTS.B, Zero Cpn, 8/05/24 ... 11,599 11,176
6387073.SQ.FTS.B, Zero Cpn, 8/06/24 ... 8,379 7,871
6387546.SQ.FTS.B, Zero Cpn, 8/06/24 ... 5,898 5,702
6387732.SQ.FTS.B, Zero Cpn, 8/06/24 ... 9,920 9,526
6387899.SQ.FTS.B, Zero Cpn, 8/06/24 ... 16,899 15,932
6388197.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,280 3,782
6388263.SQ.FTS.B, Zero Cpn, 8/06/24 ... 746 666
6388271.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,379 4,238
6388384.SQ.FTS.B, Zero Cpn, 8/06/24 ... 2,832 2,491
6388447.SQ.FTS.B, Zero Cpn, 8/06/24 ... 14,792 14,186
6388688.SQ.FTS.B, Zero Cpn, 8/06/24 ... 3,668 3,285
6388737.SQ.FTS.B, Zero Cpn, 8/06/24 ... 1,022 932
6388754.SQ.FTS.B, Zero Cpn, 8/06/24 ... 17,558 15,276
6389131.SQ.FTS.B, Zero Cpn, 8/06/24 ... 34,204 31,239
6389712.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,516 4,290
6389776.SQ.FTS.B, Zero Cpn, 8/06/24 ... 8,904 8,512
6389949.SQ.FTS.B, Zero Cpn, 8/06/24 ... 4,239 3,706
6390029.SQ.FTS.B, Zero Cpn, 8/06/24 ... 9,215 8,604
6390153.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,842 7,486
6390359.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,930 1,709
6390383.SQ.FTS.B, Zero Cpn, 8/07/24 ... 780 752
6390392.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,199 2,051
6390434.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,700 2,385
6390474.SQ.FTS.B, Zero Cpn, 8/07/24 ... 610 585
6390523.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,156 4,020
6390695.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,540 989
6390759.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,578 2,479
6390843.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,581 3,455
6390977.SQ.FTS.B, Zero Cpn, 8/07/24 ... 471 448
6391024.SQ.FTS.B, Zero Cpn, 8/07/24 ... 982 956
6391116.SQ.FTS.B, Zero Cpn, 8/07/24 ... 9,665 9,249
6391346.SQ.FTS.B, Zero Cpn, 8/07/24 ... 6,201 5,915
6391495.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,648 3,472
6391571.SQ.FTS.B, Zero Cpn, 8/07/24 ... 5,491 5,370
6391729.SQ.FTS.B, Zero Cpn, 8/07/24 ... 518 467
6391732.SQ.FTS.B, Zero Cpn, 8/07/24 ... 13,906 13,599
6392017.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,055 3,811
6392063.SQ.FTS.B, Zero Cpn, 8/07/24 ... 383 374
6392070.SQ.FTS.B, Zero Cpn, 8/07/24 ... 29,652 27,480
6392679.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,774 1,720
6392696.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,232 2,117
6392734.SQ.FTS.B, Zero Cpn, 8/07/24 ... 2,395 2,345
6392800.SQ.FTS.B, Zero Cpn, 8/07/24 ... 4,490 4,201
6392832.SQ.FTS.B, Zero Cpn, 8/07/24 ... 1,418 1,384
6392868.SQ.FTS.B, Zero Cpn, 8/07/24 ... 3,997 3,876
6392939.SQ.FTS.B, Zero Cpn, 8/07/24 ... 7,745 5,960
6393010.SQ.FTS.B, Zero Cpn, 8/07/24 ... 49,123 47,216
6393249.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,874 3,679
6393310.SQ.FTS.B, Zero Cpn, 8/08/24 ... 35,517 33,254
6394010.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,820 4,577
6394218.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,737 2,588
6394292.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,797 3,612
6394362.SQ.FTS.B, Zero Cpn, 8/08/24 ... 27,417 26,503
6395013.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,679 1,623
6395061.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,575 4,363
6395115.SQ.FTS.B, Zero Cpn, 8/08/24 ... 723 704
Description
Principal
Amount Value
Block, Inc. (continued)
6395124.SQ.FTS.B, Zero Cpn, 8/08/24 ... $ 864 $ 836
6395130.SQ.FTS.B, Zero Cpn, 8/08/24 ... 7,254 6,836
6395218.SQ.FTS.B, Zero Cpn, 8/08/24 ... 17,004 13,363
6395377.SQ.FTS.B, Zero Cpn, 8/08/24 ... 5,953 5,718
6395461.SQ.FTS.B, Zero Cpn, 8/08/24 ... 6,048 5,789
6395542.SQ.FTS.B, Zero Cpn, 8/08/24 ... 2,647 2,565
6395632.SQ.FTS.B, Zero Cpn, 8/08/24 ... 361 351
6395644.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,388 4,233
6395714.SQ.FTS.B, Zero Cpn, 8/08/24 ... 4,608 4,447
6395807.SQ.FTS.B, Zero Cpn, 8/08/24 ... 1,364 1,313
6395818.SQ.FTS.B, Zero Cpn, 8/08/24 ... 3,467 3,338
6395874.SQ.FTS.B, Zero Cpn, 8/08/24 ... 6,429 6,132
6395993.SQ.FTS.B, Zero Cpn, 8/08/24 ... 21,417 18,219
6397898.SQ.FTS.B, Zero Cpn, 8/09/24 ... 48,793 47,111
6399343.SQ.FTS.B, Zero Cpn, 8/09/24 ... 8,712 7,999
6399659.SQ.FTS.B, Zero Cpn, 8/09/24 ... 45,454 40,354
6400542.SQ.FTS.B, Zero Cpn, 8/09/24 ... 11,850 11,415
6400774.SQ.FTS.B, Zero Cpn, 8/09/24 ... 15,014 14,430
6400953.SQ.FTS.B, Zero Cpn, 8/09/24 ... 83,529 79,824
6401073.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,920 5,490
6401235.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,505 1,361
6401266.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,675 4,417
6401403.SQ.FTS.B, Zero Cpn, 8/10/24 ... 6,876 6,616
6401601.SQ.FTS.B, Zero Cpn, 8/10/24 ... 33,261 29,309
6402494.SQ.FTS.B, Zero Cpn, 8/10/24 ... 5,506 5,365
6402664.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,167 2,070
6402739.SQ.FTS.B, Zero Cpn, 8/10/24 ... 18,918 17,473
6403088.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,452 4,267
6403209.SQ.FTS.B, Zero Cpn, 8/10/24 ... 7,528 7,209
6403299.SQ.FTS.B, Zero Cpn, 8/10/24 ... 2,186 2,091
6403336.SQ.FTS.B, Zero Cpn, 8/10/24 ... 254 250
6403405.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,067 3,916
6403482.SQ.FTS.B, Zero Cpn, 8/10/24 ... 4,295 3,723
6403577.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,091 1,055
6403584.SQ.FTS.B, Zero Cpn, 8/10/24 ... 10,821 10,404
6403778.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,587 1,538
6403837.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,300 1,212
6403874.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,348 1,246
6403920.SQ.FTS.B, Zero Cpn, 8/10/24 ... 1,320 1,252
6403952.SQ.FTS.B, Zero Cpn, 8/10/24 ... 6,594 6,360
6404006.SQ.FTS.B, Zero Cpn, 8/11/24 ... 4,190 3,963
6404095.SQ.FTS.B, Zero Cpn, 8/11/24 ... 19,774 18,551
6404324.SQ.FTS.B, Zero Cpn, 8/11/24 ... 11,165 8,960
6404450.SQ.FTS.B, Zero Cpn, 8/11/24 ... 9,829 9,369
6404631.SQ.FTS.B, Zero Cpn, 8/11/24 ... 2,452 2,325
6404671.SQ.FTS.B, Zero Cpn, 8/11/24 ... 3,083 2,946
6404722.SQ.FTS.B, Zero Cpn, 8/12/24 ... 501 470
6404727.SQ.FTS.B, Zero Cpn, 8/12/24 ... 3,299 3,112
6404794.SQ.FTS.B, Zero Cpn, 8/12/24 ... 14,501 13,899
6404980.SQ.FTS.B, Zero Cpn, 8/12/24 ... 4,645 4,392
6405036.SQ.FTS.B, Zero Cpn, 8/12/24 ... 674 651
6405047.SQ.FTS.B, Zero Cpn, 8/12/24 ... 21,058 19,989
6405608.SQ.FTS.B, Zero Cpn, 8/13/24 ... 13,740 13,183
6406218.SQ.FTS.B, Zero Cpn, 8/13/24 ... 8,899 8,331
6406439.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,292 2,143
6406488.SQ.FTS.B, Zero Cpn, 8/13/24 ... 8,382 8,085
6406717.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,354 1,313
6406738.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,354 3,726

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6406852.SQ.FTS.B, Zero Cpn, 8/13/24 ... $ 5,285 $ 5,074
6406944.SQ.FTS.B, Zero Cpn, 8/13/24 ... 7,476 7,217
6407114.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,950 2,876
6407255.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,138 1,588
6407288.SQ.FTS.B, Zero Cpn, 8/13/24 ... 4,690 4,308
6407400.SQ.FTS.B, Zero Cpn, 8/13/24 ... 487 476
6407422.SQ.FTS.B, Zero Cpn, 8/13/24 ... 6,093 5,829
6407504.SQ.FTS.B, Zero Cpn, 8/13/24 ... 9,069 8,633
6407733.SQ.FTS.B, Zero Cpn, 8/13/24 ... 693 677
6407763.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,178 3,056
6407812.SQ.FTS.B, Zero Cpn, 8/13/24 ... 981 947
6407983.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,411 1,367
6408103.SQ.FTS.B, Zero Cpn, 8/13/24 ... 3,042 2,927
6408172.SQ.FTS.B, Zero Cpn, 8/13/24 ... 2,366 2,233
6408217.SQ.FTS.B, Zero Cpn, 8/13/24 ... 9,621 9,136
6408402.SQ.FTS.B, Zero Cpn, 8/13/24 ... 1,368 1,281
6408642.SQ.FTS.B, Zero Cpn, 8/13/24 ... 5,671 5,416
6408758.SQ.FTS.B, Zero Cpn, 8/13/24 ... 7,283 7,097
6408846.SQ.FTS.B, Zero Cpn, 8/14/24 ... 2,211 2,049
6408868.SQ.FTS.B, Zero Cpn, 8/14/24 ... 58,350 56,523
6410255.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,869 3,724
6410340.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,633 6,316
6410471.SQ.FTS.B, Zero Cpn, 8/14/24 ... 44,932 43,261
6411152.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,986 3,812
6411209.SQ.FTS.B, Zero Cpn, 8/14/24 ... 3,635 3,515
6411327.SQ.FTS.B, Zero Cpn, 8/14/24 ... 1,100 1,056
6411333.SQ.FTS.B, Zero Cpn, 8/14/24 ... 9,222 8,498
6411601.SQ.FTS.B, Zero Cpn, 8/14/24 ... 11,710 11,162
6411751.SQ.FTS.B, Zero Cpn, 8/14/24 ... 6,845 6,606
6411926.SQ.FTS.B, Zero Cpn, 8/14/24 ... 8,452 7,856
6411973.SQ.FTS.B, Zero Cpn, 8/15/24 ... 10,095 9,609
6412213.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,083 1,052
6412261.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,092 1,061
6412302.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,717 5,379
6412462.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,927 2,751
6412546.SQ.FTS.B, Zero Cpn, 8/15/24 ... 3,046 2,709
6412623.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,754 1,682
6412677.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,972 1,864
6412739.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,458 2,376
6412810.SQ.FTS.B, Zero Cpn, 8/15/24 ... 12,958 9,572
6412999.SQ.FTS.B, Zero Cpn, 8/15/24 ... 36,351 34,597
6413701.SQ.FTS.B, Zero Cpn, 8/15/24 ... 7,230 6,873
6413893.SQ.FTS.B, Zero Cpn, 8/15/24 ... 10,314 9,349
6414046.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,196 4,735
6414129.SQ.FTS.B, Zero Cpn, 8/15/24 ... 2,375 2,305
6414234.SQ.FTS.B, Zero Cpn, 8/15/24 ... 1,897 1,772
6414263.SQ.FTS.B, Zero Cpn, 8/15/24 ... 5,180 4,962
6414321.SQ.FTS.B, Zero Cpn, 8/15/24 ... 791 770
6414350.SQ.FTS.B, Zero Cpn, 8/15/24 ... 40,299 38,537
6417901.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,712 3,566
6418008.SQ.FTS.B, Zero Cpn, 8/16/24 ... 4,251 4,140
6418079.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,352 3,203
6418115.SQ.FTS.B, Zero Cpn, 8/16/24 ... 9,179 8,805
6418281.SQ.FTS.B, Zero Cpn, 8/16/24 ... 655 634
6418289.SQ.FTS.B, Zero Cpn, 8/16/24 ... 3,350 2,714
6418331.SQ.FTS.B, Zero Cpn, 8/16/24 ... 13,040 12,513
6418705.SQ.FTS.B, Zero Cpn, 8/16/24 ... 10,321 10,039
6419039.SQ.FTS.B, Zero Cpn, 8/16/24 ... 25,388 24,225
Description
Principal
Amount Value
Block, Inc. (continued)
6419603.SQ.FTS.B, Zero Cpn, 8/16/24 ... $ 35,259 $ 33,504
6420214.SQ.FTS.B, Zero Cpn, 8/16/24 ... 4,001 3,859
6420327.SQ.FTS.B, Zero Cpn, 8/16/24 ... 16,940 15,789
6420602.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,627 1,576
6420660.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,503 1,225
6420683.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,799 1,739
6420727.SQ.FTS.B, Zero Cpn, 8/16/24 ... 5,271 4,867
6420865.SQ.FTS.B, Zero Cpn, 8/16/24 ... 1,786 1,482
6420892.SQ.FTS.B, Zero Cpn, 8/16/24 ... 16,261 15,086
6421279.SQ.FTS.B, Zero Cpn, 8/17/24 ... 848 829
6421417.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,492 2,395
6421500.SQ.FTS.B, Zero Cpn, 8/17/24 ... 6,377 5,984
6421669.SQ.FTS.B, Zero Cpn, 8/17/24 ... 15,063 14,232
6422097.SQ.FTS.B, Zero Cpn, 8/17/24 ... 11,279 10,590
6422583.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,391 1,350
6422632.SQ.FTS.B, Zero Cpn, 8/17/24 ... 12,914 12,593
6422931.SQ.FTS.B, Zero Cpn, 8/17/24 ... 7,140 6,751
6423054.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,586 4,356
6423098.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,139 2,048
6423115.SQ.FTS.B, Zero Cpn, 8/17/24 ... 1,615 1,533
6423162.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,509 2,354
6423230.SQ.FTS.B, Zero Cpn, 8/17/24 ... 15,502 14,449
6423580.SQ.FTS.B, Zero Cpn, 8/17/24 ... 18,601 17,419
6423995.SQ.FTS.B, Zero Cpn, 8/17/24 ... 3,236 3,127
6424077.SQ.FTS.B, Zero Cpn, 8/17/24 ... 4,301 3,991
6424136.SQ.FTS.B, Zero Cpn, 8/17/24 ... 2,944 2,707
6424177.SQ.FTS.B, Zero Cpn, 8/18/24 ... 9,028 8,338
6424258.SQ.FTS.B, Zero Cpn, 8/18/24 ... 4,283 4,042
6424329.SQ.FTS.B, Zero Cpn, 8/18/24 ... 4,844 4,595
6424383.SQ.FTS.B, Zero Cpn, 8/18/24 ... 6,842 6,563
6424474.SQ.FTS.B, Zero Cpn, 8/18/24 ... 9,598 9,061
6424607.SQ.FTS.B, Zero Cpn, 8/18/24 ... 22,996 22,006
6424928.SQ.FTS.B, Zero Cpn, 8/19/24 ... 5,810 4,978
6425018.SQ.FTS.B, Zero Cpn, 8/19/24 ... 11,609 11,134
6425168.SQ.FTS.B, Zero Cpn, 8/19/24 ... 4,759 3,868
6425221.SQ.FTS.B, Zero Cpn, 8/19/24 ... 2,289 2,168
6425245.SQ.FTS.B, Zero Cpn, 8/19/24 ... 745 457
6425250.SQ.FTS.B, Zero Cpn, 8/19/24 ... 902 809
6425263.SQ.FTS.B, Zero Cpn, 8/19/24 ... 27,810 26,681
6425597.SQ.FTS.B, Zero Cpn, 8/20/24 ... 22,655 21,873
6425894.SQ.FTS.B, Zero Cpn, 8/20/24 ... 677 620
6426217.SQ.FTS.B, Zero Cpn, 8/20/24 ... 2,151 2,036
6426269.SQ.FTS.B, Zero Cpn, 8/20/24 ... 21,133 20,090
6426485.SQ.FTS.B, Zero Cpn, 8/20/24 ... 11,519 11,085
6426599.SQ.FTS.B, Zero Cpn, 8/20/24 ... 18,546 17,900
6427007.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,522 1,463
6427023.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,061 3,831
6427071.SQ.FTS.B, Zero Cpn, 8/21/24 ... 13,135 12,705
6427418.SQ.FTS.B, Zero Cpn, 8/21/24 ... 3,185 3,069
6427507.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,854 2,734
6427609.SQ.FTS.B, Zero Cpn, 8/21/24 ... 618 580
6427657.SQ.FTS.B, Zero Cpn, 8/21/24 ... 4,304 4,122
6427784.SQ.FTS.B, Zero Cpn, 8/21/24 ... 14,270 13,724
6428130.SQ.FTS.B, Zero Cpn, 8/21/24 ... 1,207 1,156
6428183.SQ.FTS.B, Zero Cpn, 8/21/24 ... 608 590
6428197.SQ.FTS.B, Zero Cpn, 8/21/24 ... 3,704 3,535
6428290.SQ.FTS.B, Zero Cpn, 8/21/24 ... 18,249 17,297
6428572.SQ.FTS.B, Zero Cpn, 8/21/24 ... 43,556 41,746

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6429256.SQ.FTS.B, Zero Cpn, 8/21/24 ... $ 4,313 $ 4,187
6429400.SQ.FTS.B, Zero Cpn, 8/21/24 ... 9,527 8,956
6429617.SQ.FTS.B, Zero Cpn, 8/21/24 ... 9,921 9,255
6429730.SQ.FTS.B, Zero Cpn, 8/21/24 ... 2,107 1,965
6429767.SQ.FTS.B, Zero Cpn, 8/21/24 ... 24,568 22,476
6430086.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,455 2,259
6430153.SQ.FTS.B, Zero Cpn, 8/22/24 ... 57,967 55,771
6431302.SQ.FTS.B, Zero Cpn, 8/22/24 ... 6,034 5,788
6431447.SQ.FTS.B, Zero Cpn, 8/22/24 ... 924 880
6431462.SQ.FTS.B, Zero Cpn, 8/22/24 ... 5,208 2,488
6431589.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,412 2,327
6431633.SQ.FTS.B, Zero Cpn, 8/22/24 ... 12,329 11,780
6432280.SQ.FTS.B, Zero Cpn, 8/22/24 ... 2,400 2,235
6432322.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,432 4,262
6432388.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,451 4,289
6432468.SQ.FTS.B, Zero Cpn, 8/22/24 ... 39,956 34,947
6432979.SQ.FTS.B, Zero Cpn, 8/22/24 ... 3,260 3,179
6433042.SQ.FTS.B, Zero Cpn, 8/22/24 ... 1,427 1,378
6433074.SQ.FTS.B, Zero Cpn, 8/22/24 ... 4,904 4,598
6433229.SQ.FTS.B, Zero Cpn, 8/22/24 ... 52,194 50,037
6435237.SQ.FTS.B, Zero Cpn, 8/23/24 ... 46,571 40,898
6435665.SQ.FTS.B, Zero Cpn, 8/23/24 ... 4,119 3,897
6435752.SQ.FTS.B, Zero Cpn, 8/23/24 ... 673 658
6435796.SQ.FTS.B, Zero Cpn, 8/23/24 ... 37,211 35,226
6436879.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,644 5,250
6436936.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,932 4,839
6439264.SQ.FTS.B, Zero Cpn, 8/23/24 ... 92,512 87,793
6440676.SQ.FTS.B, Zero Cpn, 8/23/24 ... 1,423 1,217
6440708.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,204 5,013
6440894.SQ.FTS.B, Zero Cpn, 8/23/24 ... 5,536 5,327
6440988.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,952 2,868
6441127.SQ.FTS.B, Zero Cpn, 8/24/24 ... 7,884 7,525
6441233.SQ.FTS.B, Zero Cpn, 8/24/24 ... 34,577 32,602
6442143.SQ.FTS.B, Zero Cpn, 8/24/24 ... 2,511 2,416
6442215.SQ.FTS.B, Zero Cpn, 8/24/24 ... 3,932 3,735
6442294.SQ.FTS.B, Zero Cpn, 8/24/24 ... 7,634 7,256
6442489.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,505 3,892
6442629.SQ.FTS.B, Zero Cpn, 8/24/24 ... 883 716
6442655.SQ.FTS.B, Zero Cpn, 8/24/24 ... 5,440 5,111
6442746.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,404 4,203
6442791.SQ.FTS.B, Zero Cpn, 8/24/24 ... 22,790 21,880
6443137.SQ.FTS.B, Zero Cpn, 8/24/24 ... 4,481 4,219
6443213.SQ.FTS.B, Zero Cpn, 8/24/24 ... 43,988 39,333
6443973.SQ.FTS.B, Zero Cpn, 8/24/24 ... 16,092 15,414
6444256.SQ.FTS.B, Zero Cpn, 8/24/24 ... 1,264 1,205
6444342.SQ.FTS.B, Zero Cpn, 8/25/24 ... 2,341 1,913
6444382.SQ.FTS.B, Zero Cpn, 8/25/24 ... 4,981 4,616
6444416.SQ.FTS.B, Zero Cpn, 8/25/24 ... 843 821
6444477.SQ.FTS.B, Zero Cpn, 8/25/24 ... 20,347 15,316
6444706.SQ.FTS.B, Zero Cpn, 8/25/24 ... 7,392 7,084
6444790.SQ.FTS.B, Zero Cpn, 8/25/24 ... 5,640 5,399
6445084.SQ.FTS.B, Zero Cpn, 8/26/24 ... 11,037 10,489
6445272.SQ.FTS.B, Zero Cpn, 8/26/24 ... 2,031 1,811
6445328.SQ.FTS.B, Zero Cpn, 8/26/24 ... 5,047 4,725
6445417.SQ.FTS.B, Zero Cpn, 8/26/24 ... 8,566 8,223
6445583.SQ.FTS.B, Zero Cpn, 8/26/24 ... 2,400 2,296
6445627.SQ.FTS.B, Zero Cpn, 8/26/24 ... 3,348 3,147
6445680.SQ.FTS.B, Zero Cpn, 8/26/24 ... 11,409 10,451
Description
Principal
Amount Value
Block, Inc. (continued)
6446250.SQ.FTS.B, Zero Cpn, 8/27/24 ... $ 2,323 $ 2,238
6446330.SQ.FTS.B, Zero Cpn, 8/27/24 ... 15,111 14,395
6447047.SQ.FTS.B, Zero Cpn, 8/27/24 ... 12,768 12,237
6447425.SQ.FTS.B, Zero Cpn, 8/27/24 ... 7,360 6,952
6447759.SQ.FTS.B, Zero Cpn, 8/27/24 ... 2,952 2,830
6447870.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,774 3,588
6447980.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,018 977
6448036.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,257 1,188
6448081.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,661 1,611
6448332.SQ.FTS.B, Zero Cpn, 8/27/24 ... 6,333 5,918
6448481.SQ.FTS.B, Zero Cpn, 8/27/24 ... 19,014 18,379
6449019.SQ.FTS.B, Zero Cpn, 8/27/24 ... 3,683 3,529
6449103.SQ.FTS.B, Zero Cpn, 8/27/24 ... 10,518 10,085
6449380.SQ.FTS.B, Zero Cpn, 8/27/24 ... 1,613 1,568
6449435.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,425 3,301
6449537.SQ.FTS.B, Zero Cpn, 8/28/24 ... 10,992 10,552
6449712.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,778 3,611
6449818.SQ.FTS.B, Zero Cpn, 8/28/24 ... 13,581 13,025
6450208.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,061 5,780
6450432.SQ.FTS.B, Zero Cpn, 8/28/24 ... 936 899
6450465.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,559 2,417
6450526.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,730 6,460
6450743.SQ.FTS.B, Zero Cpn, 8/28/24 ... 11,610 10,406
6451044.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,843 1,744
6451088.SQ.FTS.B, Zero Cpn, 8/28/24 ... 3,266 3,095
6451130.SQ.FTS.B, Zero Cpn, 8/28/24 ... 6,704 6,403
6451260.SQ.FTS.B, Zero Cpn, 8/28/24 ... 8,203 7,929
6451490.SQ.FTS.B, Zero Cpn, 8/28/24 ... 33,566 32,387
6452159.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,804 5,443
6452261.SQ.FTS.B, Zero Cpn, 8/28/24 ... 33,414 32,087
6452727.SQ.FTS.B, Zero Cpn, 8/28/24 ... 5,713 5,321
6452760.SQ.FTS.B, Zero Cpn, 8/28/24 ... 2,016 1,912
6452788.SQ.FTS.B, Zero Cpn, 8/28/24 ... 1,578 1,530
6452845.SQ.FTS.B, Zero Cpn, 9/01/24 ... 15,290 14,466
6453042.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,152 2,094
6453078.SQ.FTS.B, Zero Cpn, 9/01/24 ... 4,357 3,840
6453136.SQ.FTS.B, Zero Cpn, 9/01/24 ... 16,267 15,596
6453454.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,738 2,631
6453520.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,215 2,130
6453572.SQ.FTS.B, Zero Cpn, 9/01/24 ... 10,540 9,862
6453755.SQ.FTS.B, Zero Cpn, 9/01/24 ... 1,272 1,167
6453792.SQ.FTS.B, Zero Cpn, 9/01/24 ... 25,580 24,414
6454137.SQ.FTS.B, Zero Cpn, 9/01/24 ... 19,088 17,933
6454325.SQ.FTS.B, Zero Cpn, 9/01/24 ... 2,043 1,961
6454348.SQ.FTS.B, Zero Cpn, 9/01/24 ... 642 627
6454383.SQ.FTS.B, Zero Cpn, 9/01/24 ... 37,406 35,786
6454856.SQ.FTS.B, Zero Cpn, 9/01/24 ... 15,262 14,591
6454994.SQ.FTS.B, Zero Cpn, 9/01/24 ... 20,869 19,982
6455266.SQ.FTS.B, Zero Cpn, 9/01/24 ... 14,761 14,232
6455497.SQ.FTS.B, Zero Cpn, 9/01/24 ... 4,399 4,184
6457332.SQ.FTS.B, Zero Cpn, 9/02/24 ... 25,943 19,901
6457685.SQ.FTS.B, Zero Cpn, 9/02/24 ... 6,815 6,600
6457799.SQ.FTS.B, Zero Cpn, 9/02/24 ... 19,702 18,472
6458032.SQ.FTS.B, Zero Cpn, 9/02/24 ... 571 549
6458040.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,148 3,054
6458130.SQ.FTS.B, Zero Cpn, 9/02/24 ... 11,114 10,239
6458386.SQ.FTS.B, Zero Cpn, 9/02/24 ... 20,238 19,026
6458710.SQ.FTS.B, Zero Cpn, 9/02/24 ... 5,249 4,989

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6458789.SQ.FTS.B, Zero Cpn, 9/02/24 ... $ 5,786 $ 5,429
6458925.SQ.FTS.B, Zero Cpn, 9/02/24 ... 37,326 35,202
6459543.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,442 2,062
6459606.SQ.FTS.B, Zero Cpn, 9/02/24 ... 1,249 1,217
6459650.SQ.FTS.B, Zero Cpn, 9/02/24 ... 2,991 2,877
6459710.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,715 3,560
6459795.SQ.FTS.B, Zero Cpn, 9/02/24 ... 24,810 23,556
6460386.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,350 3,205
6460473.SQ.FTS.B, Zero Cpn, 9/02/24 ... 3,819 3,685
6460508.SQ.FTS.B, Zero Cpn, 9/02/24 ... 7,468 7,270
6460759.SQ.FTS.B, Zero Cpn, 9/03/24 ... 8,476 7,874
6461090.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,854 1,784
6461172.SQ.FTS.B, Zero Cpn, 9/03/24 ... 4,799 4,588
6461344.SQ.FTS.B, Zero Cpn, 9/03/24 ... 2,637 2,480
6461468.SQ.FTS.B, Zero Cpn, 9/03/24 ... 20,415 19,397
6461962.SQ.FTS.B, Zero Cpn, 9/03/24 ... 1,870 1,801
6462005.SQ.FTS.B, Zero Cpn, 9/03/24 ... 6,381 6,119
6462112.SQ.FTS.B, Zero Cpn, 9/03/24 ... 26,341 25,078
6462555.SQ.FTS.B, Zero Cpn, 9/03/24 ... 4,638 3,787
6462634.SQ.FTS.B, Zero Cpn, 9/03/24 ... 5,214 5,004
6462673.SQ.FTS.B, Zero Cpn, 9/03/24 ... 7,236 6,734
6462890.SQ.FTS.B, Zero Cpn, 9/03/24 ... 28,006 26,336
6463522.SQ.FTS.B, Zero Cpn, 9/03/24 ... 3,718 3,543
6463605.SQ.FTS.B, Zero Cpn, 9/03/24 ... 16,420 14,867
6463715.SQ.FTS.B, Zero Cpn, 9/04/24 ... 401 391
6463725.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,107 3,832
6463763.SQ.FTS.B, Zero Cpn, 9/04/24 ... 9,977 9,612
6463932.SQ.FTS.B, Zero Cpn, 9/04/24 ... 7,300 6,798
6464018.SQ.FTS.B, Zero Cpn, 9/04/24 ... 8,265 7,833
6464107.SQ.FTS.B, Zero Cpn, 9/04/24 ... 3,247 3,125
6464146.SQ.FTS.B, Zero Cpn, 9/04/24 ... 4,879 4,664
6464214.SQ.FTS.B, Zero Cpn, 9/04/24 ... 9,033 8,828
6464385.SQ.FTS.B, Zero Cpn, 9/04/24 ... 1,704 1,534
6464411.SQ.FTS.B, Zero Cpn, 9/04/24 ... 3,890 3,651
6464461.SQ.FTS.B, Zero Cpn, 9/04/24 ... 2,045 1,857
6464494.SQ.FTS.B, Zero Cpn, 9/05/24 ... 18,878 18,044
6464764.SQ.FTS.B, Zero Cpn, 9/05/24 ... 2,642 2,550
6464819.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,984 4,649
6464900.SQ.FTS.B, Zero Cpn, 9/05/24 ... 4,271 3,964
6464961.SQ.FTS.B, Zero Cpn, 9/05/24 ... 11,337 10,841
6465098.SQ.FTS.B, Zero Cpn, 9/05/24 ... 22,539 21,689
6465644.SQ.FTS.B, Zero Cpn, 9/06/24 ... 889 709
6465653.SQ.FTS.B, Zero Cpn, 9/06/24 ... 919 884
6465661.SQ.FTS.B, Zero Cpn, 9/06/24 ... 6,314 6,087
6466906.SQ.FTS.B, Zero Cpn, 9/06/24 ... 12,509 11,991
6467167.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,203 1,885
6467215.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,016 3,838
6467328.SQ.FTS.B, Zero Cpn, 9/06/24 ... 5,751 5,532
6467486.SQ.FTS.B, Zero Cpn, 9/06/24 ... 15,024 14,128
6467778.SQ.FTS.B, Zero Cpn, 9/06/24 ... 6,657 6,348
6467905.SQ.FTS.B, Zero Cpn, 9/06/24 ... 775 688
6467916.SQ.FTS.B, Zero Cpn, 9/06/24 ... 6,022 5,794
6468011.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,262 1,916
6468042.SQ.FTS.B, Zero Cpn, 9/06/24 ... 26,680 25,592
6468610.SQ.FTS.B, Zero Cpn, 9/06/24 ... 573 548
6468629.SQ.FTS.B, Zero Cpn, 9/06/24 ... 4,793 4,623
6468693.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,161 3,027
6468770.SQ.FTS.B, Zero Cpn, 9/06/24 ... 3,862 3,640
Description
Principal
Amount Value
Block, Inc. (continued)
6468856.SQ.FTS.B, Zero Cpn, 9/06/24 ... $ 1,365 $ 859
6468876.SQ.FTS.B, Zero Cpn, 9/06/24 ... 2,583 2,529
6469002.SQ.FTS.B, Zero Cpn, 9/07/24 ... 15,587 15,058
6469434.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,110 1,047
6469449.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,275 2,104
6469480.SQ.FTS.B, Zero Cpn, 9/07/24 ... 35,167 33,392
6470550.SQ.FTS.B, Zero Cpn, 9/07/24 ... 62,369 59,784
6471639.SQ.FTS.B, Zero Cpn, 9/07/24 ... 14,515 13,808
6471919.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,538 1,495
6471953.SQ.FTS.B, Zero Cpn, 9/07/24 ... 51,022 45,991
6472593.SQ.FTS.B, Zero Cpn, 9/07/24 ... 1,979 1,906
6472610.SQ.FTS.B, Zero Cpn, 9/07/24 ... 2,351 2,270
6472647.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,282 3,155
6472736.SQ.FTS.B, Zero Cpn, 9/08/24 ... 13,599 11,823
6472883.SQ.FTS.B, Zero Cpn, 9/08/24 ... 3,214 3,119
6472924.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,425 1,386
6472989.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,848 1,646
6473054.SQ.FTS.B, Zero Cpn, 9/08/24 ... 18,902 17,695
6473372.SQ.FTS.B, Zero Cpn, 9/08/24 ... 26,912 25,065
6474092.SQ.FTS.B, Zero Cpn, 9/08/24 ... 15,675 14,024
6474583.SQ.FTS.B, Zero Cpn, 9/08/24 ... 24,703 23,213
6475132.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,804 5,531
6475295.SQ.FTS.B, Zero Cpn, 9/08/24 ... 8,572 8,240
6475436.SQ.FTS.B, Zero Cpn, 9/08/24 ... 4,074 3,840
6475579.SQ.FTS.B, Zero Cpn, 9/08/24 ... 8,591 7,450
6475768.SQ.FTS.B, Zero Cpn, 9/08/24 ... 1,701 1,642
6475801.SQ.FTS.B, Zero Cpn, 9/08/24 ... 5,475 5,079
6477775.SQ.FTS.B, Zero Cpn, 9/09/24 ... 77,116 74,776
6479697.SQ.FTS.B, Zero Cpn, 9/09/24 ... 5,408 5,213
6479784.SQ.FTS.B, Zero Cpn, 9/09/24 ... 2,328 2,210
6479816.SQ.FTS.B, Zero Cpn, 9/09/24 ... 5,923 5,669
6479901.SQ.FTS.B, Zero Cpn, 9/09/24 ... 7,318 6,891
6479972.SQ.FTS.B, Zero Cpn, 9/09/24 ... 45,150 42,316
6480543.SQ.FTS.B, Zero Cpn, 9/09/24 ... 35,638 33,506
6481381.SQ.FTS.B, Zero Cpn, 9/09/24 ... 1,349 1,288
6481465.SQ.FTS.B, Zero Cpn, 9/10/24 ... 64,984 61,701
6483099.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,687 4,578
6483188.SQ.FTS.B, Zero Cpn, 9/10/24 ... 639 608
6483200.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,435 7,117
6483353.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,712 4,280
6483409.SQ.FTS.B, Zero Cpn, 9/10/24 ... 5,598 5,259
6483481.SQ.FTS.B, Zero Cpn, 9/10/24 ... 12,498 11,783
6483650.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,273 1,231
6483684.SQ.FTS.B, Zero Cpn, 9/10/24 ... 33,394 31,375
6484143.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,092 2,026
6484176.SQ.FTS.B, Zero Cpn, 9/10/24 ... 4,333 4,197
6484224.SQ.FTS.B, Zero Cpn, 9/10/24 ... 1,838 1,742
6484253.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,443 3,319
6484310.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,345 2,196
6484373.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,411 2,317
6484437.SQ.FTS.B, Zero Cpn, 9/10/24 ... 2,401 2,257
6484465.SQ.FTS.B, Zero Cpn, 9/10/24 ... 3,060 2,810
6484531.SQ.FTS.B, Zero Cpn, 9/10/24 ... 7,393 7,207
6484685.SQ.FTS.B, Zero Cpn, 9/10/24 ... 64,591 61,326
6484987.SQ.FTS.B, Zero Cpn, 9/11/24 ... 16,750 15,933
6485170.SQ.FTS.B, Zero Cpn, 9/11/24 ... 5,894 5,523
6485247.SQ.FTS.B, Zero Cpn, 9/11/24 ... 841 808
6485256.SQ.FTS.B, Zero Cpn, 9/11/24 ... 4,661 4,485

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6485354.SQ.FTS.B, Zero Cpn, 9/11/24 ... $ 7,213 $ 6,907
6485465.SQ.FTS.B, Zero Cpn, 9/11/24 ... 3,310 3,192
6485538.SQ.FTS.B, Zero Cpn, 9/11/24 ... 9,646 9,265
6485656.SQ.FTS.B, Zero Cpn, 9/11/24 ... 8,582 7,998
6485835.SQ.FTS.B, Zero Cpn, 9/12/24 ... 4,543 4,325
6485911.SQ.FTS.B, Zero Cpn, 9/12/24 ... 1,351 1,310
6485942.SQ.FTS.B, Zero Cpn, 9/12/24 ... 7,230 6,538
6486052.SQ.FTS.B, Zero Cpn, 9/12/24 ... 6,129 5,517
6486158.SQ.FTS.B, Zero Cpn, 9/12/24 ... 7,021 6,711
6486282.SQ.FTS.B, Zero Cpn, 9/12/24 ... 5,333 5,106
6486385.SQ.FTS.B, Zero Cpn, 9/12/24 ... 5,149 4,861
6486480.SQ.FTS.B, Zero Cpn, 9/12/24 ... 10,752 10,353
6486911.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,119 3,950
6487088.SQ.FTS.B, Zero Cpn, 9/13/24 ... 5,495 5,290
6487306.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,517 3,829
6487489.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,088 2,870
6487631.SQ.FTS.B, Zero Cpn, 9/13/24 ... 20,372 18,444
6488192.SQ.FTS.B, Zero Cpn, 9/13/24 ... 6,246 5,132
6488353.SQ.FTS.B, Zero Cpn, 9/13/24 ... 50,481 48,223
6489561.SQ.FTS.B, Zero Cpn, 9/13/24 ... 7,831 7,556
6489753.SQ.FTS.B, Zero Cpn, 9/13/24 ... 3,151 3,034
6489806.SQ.FTS.B, Zero Cpn, 9/13/24 ... 1,168 897
6489837.SQ.FTS.B, Zero Cpn, 9/13/24 ... 5,672 5,491
6489974.SQ.FTS.B, Zero Cpn, 9/13/24 ... 4,994 4,776
6490386.SQ.FTS.B, Zero Cpn, 9/14/24 ... 10,004 8,594
6490629.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,972 1,887
6490655.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,862 6,557
6490899.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,864 3,722
6491028.SQ.FTS.B, Zero Cpn, 9/14/24 ... 14,625 14,081
6491530.SQ.FTS.B, Zero Cpn, 9/14/24 ... 1,538 1,432
6491561.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,473 3,237
6491652.SQ.FTS.B, Zero Cpn, 9/14/24 ... 17,217 16,375
6491966.SQ.FTS.B, Zero Cpn, 9/14/24 ... 12,241 11,643
6492226.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,208 3,013
6492293.SQ.FTS.B, Zero Cpn, 9/14/24 ... 689 647
6492312.SQ.FTS.B, Zero Cpn, 9/14/24 ... 3,557 3,232
6492360.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,571 6,282
6492523.SQ.FTS.B, Zero Cpn, 9/14/24 ... 18,337 17,416
6492833.SQ.FTS.B, Zero Cpn, 9/14/24 ... 2,543 2,428
6492894.SQ.FTS.B, Zero Cpn, 9/14/24 ... 6,045 5,586
6492996.SQ.FTS.B, Zero Cpn, 9/14/24 ... 706 688
6493006.SQ.FTS.B, Zero Cpn, 9/14/24 ... 16,538 15,752
6493256.SQ.FTS.B, Zero Cpn, 9/14/24 ... 75,764 72,204
6493798.SQ.FTS.B, Zero Cpn, 9/15/24 ... 16,465 15,500
6494304.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,105 4,858
6494452.SQ.FTS.B, Zero Cpn, 9/15/24 ... 2,316 1,908
6494556.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,230 5,067
6494767.SQ.FTS.B, Zero Cpn, 9/15/24 ... 5,274 4,900
6494873.SQ.FTS.B, Zero Cpn, 9/15/24 ... 49,519 47,335
6496019.SQ.FTS.B, Zero Cpn, 9/15/24 ... 29,603 28,691
6496479.SQ.FTS.B, Zero Cpn, 9/15/24 ... 7,366 7,047
6496588.SQ.FTS.B, Zero Cpn, 9/15/24 ... 25,462 23,936
6496927.SQ.FTS.B, Zero Cpn, 9/15/24 ... 22,747 21,925
6499057.SQ.FTS.B, Zero Cpn, 9/16/24 ... 8,467 5,949
6499194.SQ.FTS.B, Zero Cpn, 9/16/24 ... 22,948 21,163
6499611.SQ.FTS.B, Zero Cpn, 9/16/24 ... 30,219 29,006
6500387.SQ.FTS.B, Zero Cpn, 9/16/24 ... 6,711 6,363
6500530.SQ.FTS.B, Zero Cpn, 9/16/24 ... 12,448 11,858
Description
Principal
Amount Value
Block, Inc. (continued)
6500862.SQ.FTS.B, Zero Cpn, 9/16/24 ... $ 9,118 $ 8,644
6501054.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,887 2,799
6501146.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,032 976
6501172.SQ.FTS.B, Zero Cpn, 9/16/24 ... 11,913 11,468
6501410.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,341 4,117
6501489.SQ.FTS.B, Zero Cpn, 9/16/24 ... 5,880 5,092
6501668.SQ.FTS.B, Zero Cpn, 9/16/24 ... 1,967 1,490
6501686.SQ.FTS.B, Zero Cpn, 9/16/24 ... 846 810
6501697.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,546 2,979
6501709.SQ.FTS.B, Zero Cpn, 9/16/24 ... 8,734 7,712
6502340.SQ.FTS.B, Zero Cpn, 9/16/24 ... 3,087 2,972
6502388.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,398 2,255
6502449.SQ.FTS.B, Zero Cpn, 9/16/24 ... 560 545
6502478.SQ.FTS.B, Zero Cpn, 9/16/24 ... 4,527 3,183
6502552.SQ.FTS.B, Zero Cpn, 9/16/24 ... 2,510 2,400
6502565.SQ.FTS.B, Zero Cpn, 9/16/24 ... 878 793
6502615.SQ.FTS.B, Zero Cpn, 9/17/24 ... 4,106 3,610
6502730.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,314 3,169
6502765.SQ.FTS.B, Zero Cpn, 9/17/24 ... 7,706 7,344
6502909.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,975 3,775
6502972.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,356 3,195
6503094.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,069 1,924
6503141.SQ.FTS.B, Zero Cpn, 9/17/24 ... 7,329 6,983
6503327.SQ.FTS.B, Zero Cpn, 9/17/24 ... 6,837 6,391
6503507.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,261 2,182
6503550.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,366 2,155
6503605.SQ.FTS.B, Zero Cpn, 9/17/24 ... 9,252 8,848
6503795.SQ.FTS.B, Zero Cpn, 9/17/24 ... 5,272 5,043
6503904.SQ.FTS.B, Zero Cpn, 9/17/24 ... 9,836 9,330
6504093.SQ.FTS.B, Zero Cpn, 9/17/24 ... 10,485 8,273
6504196.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,758 1,666
6504216.SQ.FTS.B, Zero Cpn, 9/17/24 ... 2,873 2,469
6504273.SQ.FTS.B, Zero Cpn, 9/17/24 ... 1,661 1,565
6504303.SQ.FTS.B, Zero Cpn, 9/17/24 ... 4,064 3,848
6504374.SQ.FTS.B, Zero Cpn, 9/17/24 ... 17,108 15,706
6504605.SQ.FTS.B, Zero Cpn, 9/17/24 ... 6,034 5,761
6504662.SQ.FTS.B, Zero Cpn, 9/17/24 ... 11,245 10,440
6504845.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,180 2,804
6504906.SQ.FTS.B, Zero Cpn, 9/17/24 ... 3,859 3,416
6504942.SQ.FTS.B, Zero Cpn, 9/17/24 ... 61,294 59,212
6505689.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,850 1,732
6505716.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,988 1,904
6505735.SQ.FTS.B, Zero Cpn, 9/18/24 ... 2,176 2,073
6505776.SQ.FTS.B, Zero Cpn, 9/18/24 ... 6,290 6,040
6505851.SQ.FTS.B, Zero Cpn, 9/18/24 ... 11,872 11,406
6506021.SQ.FTS.B, Zero Cpn, 9/18/24 ... 1,655 1,604
6506050.SQ.FTS.B, Zero Cpn, 9/18/24 ... 3,542 3,364
6506103.SQ.FTS.B, Zero Cpn, 9/18/24 ... 977 902
6506120.SQ.FTS.B, Zero Cpn, 9/18/24 ... 9,047 8,531
6506259.SQ.FTS.B, Zero Cpn, 9/18/24 ... 10,933 10,438
6506415.SQ.FTS.B, Zero Cpn, 9/19/24 ... 6,772 6,409
6506519.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,373 4,065
6506592.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,426 4,174
6506656.SQ.FTS.B, Zero Cpn, 9/19/24 ... 3,840 3,694
6506724.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,359 1,281
6506747.SQ.FTS.B, Zero Cpn, 9/19/24 ... 4,355 4,070
6506815.SQ.FTS.B, Zero Cpn, 9/19/24 ... 1,723 1,666
6506835.SQ.FTS.B, Zero Cpn, 9/19/24 ... 5,821 5,329

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6506916.SQ.FTS.B, Zero Cpn, 9/19/24 ... $ 4,454 $ 4,248
6506962.SQ.FTS.B, Zero Cpn, 9/19/24 ... 704 676
6506976.SQ.FTS.B, Zero Cpn, 9/19/24 ... 416 393
6506980.SQ.FTS.B, Zero Cpn, 9/19/24 ... 2,039 1,541
6507028.SQ.FTS.B, Zero Cpn, 9/19/24 ... 7,082 6,442
6507402.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,282 3,913
6507567.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,578 3,427
6507642.SQ.FTS.B, Zero Cpn, 9/20/24 ... 925 866
6507671.SQ.FTS.B, Zero Cpn, 9/20/24 ... 28,702 27,190
6508393.SQ.FTS.B, Zero Cpn, 9/20/24 ... 8,808 8,226
6508581.SQ.FTS.B, Zero Cpn, 9/20/24 ... 11,087 10,699
6508843.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,363 5,131
6508989.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,998 1,909
6509049.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,960 4,793
6509128.SQ.FTS.B, Zero Cpn, 9/20/24 ... 652 631
6509147.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,466 3,293
6509194.SQ.FTS.B, Zero Cpn, 9/20/24 ... 27,395 25,725
6509654.SQ.FTS.B, Zero Cpn, 9/20/24 ... 4,143 3,938
6509717.SQ.FTS.B, Zero Cpn, 9/20/24 ... 8,090 7,674
6509839.SQ.FTS.B, Zero Cpn, 9/20/24 ... 840 803
6509852.SQ.FTS.B, Zero Cpn, 9/20/24 ... 19,623 18,853
6510282.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,079 1,033
6510300.SQ.FTS.B, Zero Cpn, 9/20/24 ... 10,653 10,133
6510507.SQ.FTS.B, Zero Cpn, 9/20/24 ... 3,120 2,984
6510607.SQ.FTS.B, Zero Cpn, 9/20/24 ... 663 627
6510635.SQ.FTS.B, Zero Cpn, 9/20/24 ... 5,579 5,328
6510701.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,631 1,566
6510726.SQ.FTS.B, Zero Cpn, 9/20/24 ... 1,801 1,701
6510760.SQ.FTS.B, Zero Cpn, 9/21/24 ... 4,618 4,277
6510906.SQ.FTS.B, Zero Cpn, 9/21/24 ... 17,839 17,049
6511308.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,863 3,711
6511420.SQ.FTS.B, Zero Cpn, 9/21/24 ... 19,928 18,271
6511953.SQ.FTS.B, Zero Cpn, 9/21/24 ... 898 739
6511965.SQ.FTS.B, Zero Cpn, 9/21/24 ... 920 878
6512005.SQ.FTS.B, Zero Cpn, 9/21/24 ... 3,019 2,826
6512060.SQ.FTS.B, Zero Cpn, 9/21/24 ... 38,184 36,443
6512664.SQ.FTS.B, Zero Cpn, 9/21/24 ... 65,886 63,925
6513783.SQ.FTS.B, Zero Cpn, 9/21/24 ... 863 786
6513801.SQ.FTS.B, Zero Cpn, 9/21/24 ... 32,088 30,171
6514132.SQ.FTS.B, Zero Cpn, 9/22/24 ... 11,404 10,839
6514313.SQ.FTS.B, Zero Cpn, 9/22/24 ... 202 194
6514332.SQ.FTS.B, Zero Cpn, 9/22/24 ... 24,437 22,196
6514885.SQ.FTS.B, Zero Cpn, 9/22/24 ... 11,965 10,406
6515115.SQ.FTS.B, Zero Cpn, 9/22/24 ... 11,316 10,657
6515324.SQ.FTS.B, Zero Cpn, 9/22/24 ... 24,121 23,246
6515656.SQ.FTS.B, Zero Cpn, 9/22/24 ... 6,634 6,151
6515696.SQ.FTS.B, Zero Cpn, 9/22/24 ... 21,227 20,315
6515856.SQ.FTS.B, Zero Cpn, 9/22/24 ... 25,311 23,604
6516186.SQ.FTS.B, Zero Cpn, 9/22/24 ... 10,288 9,523
6516364.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,590 1,509
6516418.SQ.FTS.B, Zero Cpn, 9/22/24 ... 2,796 2,633
6516456.SQ.FTS.B, Zero Cpn, 9/22/24 ... 31,633 29,978
6516876.SQ.FTS.B, Zero Cpn, 9/22/24 ... 5,718 5,309
6516907.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,445 3,246
6516932.SQ.FTS.B, Zero Cpn, 9/22/24 ... 3,857 3,614
6516970.SQ.FTS.B, Zero Cpn, 9/22/24 ... 8,309 7,973
6517078.SQ.FTS.B, Zero Cpn, 9/22/24 ... 1,635 1,302
6518782.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,357 1,256
Description
Principal
Amount Value
Block, Inc. (continued)
6518808.SQ.FTS.B, Zero Cpn, 9/23/24 ... $ 4,570 $ 4,222
6518893.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,476 4,155
6518976.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,430 5,975
6519089.SQ.FTS.B, Zero Cpn, 9/23/24 ... 3,549 3,266
6519191.SQ.FTS.B, Zero Cpn, 9/23/24 ... 18,969 17,575
6519845.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,821 4,491
6519957.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,001 3,725
6520087.SQ.FTS.B, Zero Cpn, 9/23/24 ... 20,879 19,613
6520462.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,885 1,724
6520478.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,514 2,241
6520537.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,974 2,784
6520610.SQ.FTS.B, Zero Cpn, 9/23/24 ... 49,459 45,428
6521313.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,136 1,039
6521338.SQ.FTS.B, Zero Cpn, 9/23/24 ... 19,638 17,977
6521602.SQ.FTS.B, Zero Cpn, 9/23/24 ... 1,369 1,264
6521620.SQ.FTS.B, Zero Cpn, 9/23/24 ... 22,668 20,863
6522077.SQ.FTS.B, Zero Cpn, 9/23/24 ... 6,949 6,300
6522199.SQ.FTS.B, Zero Cpn, 9/23/24 ... 4,927 4,527
6522279.SQ.FTS.B, Zero Cpn, 9/23/24 ... 5,781 5,395
6522381.SQ.FTS.B, Zero Cpn, 9/23/24 ... 2,854 2,622
6522425.SQ.FTS.B, Zero Cpn, 9/23/24 ... 9,492 8,911
6522557.SQ.FTS.B, Zero Cpn, 9/24/24 ... 7,117 6,581
6522801.SQ.FTS.B, Zero Cpn, 9/24/24 ... 36,394 34,173
6523738.SQ.FTS.B, Zero Cpn, 9/24/24 ... 18,813 17,362
6524109.SQ.FTS.B, Zero Cpn, 9/24/24 ... 835 768
6524125.SQ.FTS.B, Zero Cpn, 9/24/24 ... 3,313 3,092
6524172.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,962 2,695
6524239.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,008 946
6524263.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,792 1,641
6524287.SQ.FTS.B, Zero Cpn, 9/24/24 ... 8,582 7,972
6524458.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,981 1,835
6524501.SQ.FTS.B, Zero Cpn, 9/24/24 ... 538 459
6524540.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,053 3,636
6524597.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,221 2,054
6524629.SQ.FTS.B, Zero Cpn, 9/24/24 ... 2,100 1,926
6524642.SQ.FTS.B, Zero Cpn, 9/24/24 ... 839 764
6524668.SQ.FTS.B, Zero Cpn, 9/24/24 ... 8,498 7,898
6524796.SQ.FTS.B, Zero Cpn, 9/24/24 ... 6,553 6,151
6524845.SQ.FTS.B, Zero Cpn, 9/24/24 ... 304 236
6524878.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,678 1,543
6524925.SQ.FTS.B, Zero Cpn, 9/24/24 ... 4,075 3,753
6525010.SQ.FTS.B, Zero Cpn, 9/24/24 ... 14,435 13,472
6525246.SQ.FTS.B, Zero Cpn, 9/24/24 ... 1,282 1,188
6525312.SQ.FTS.B, Zero Cpn, 9/24/24 ... 33,088 30,617
6525626.SQ.FTS.B, Zero Cpn, 9/25/24 ... 5,047 4,737
6525717.SQ.FTS.B, Zero Cpn, 9/25/24 ... 980 898
6525728.SQ.FTS.B, Zero Cpn, 9/25/24 ... 14,878 13,661
6525957.SQ.FTS.B, Zero Cpn, 9/25/24 ... 4,585 4,233
6525998.SQ.FTS.B, Zero Cpn, 9/25/24 ... 12,308 11,450
6526139.SQ.FTS.B, Zero Cpn, 9/25/24 ... 1,852 1,705
6526166.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,555 2,393
6526193.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,153 1,995
6526214.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,196 2,018
6526234.SQ.FTS.B, Zero Cpn, 9/25/24 ... 6,200 5,770
6526297.SQ.FTS.B, Zero Cpn, 9/25/24 ... 2,974 2,741
6526337.SQ.FTS.B, Zero Cpn, 9/26/24 ... 913 840
6526348.SQ.FTS.B, Zero Cpn, 9/26/24 ... 5,303 4,929
6526405.SQ.FTS.B, Zero Cpn, 9/26/24 ... 1,320 1,223

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6526423.SQ.FTS.B, Zero Cpn, 9/26/24 ... $ 5,566 $ 5,182
6526485.SQ.FTS.B, Zero Cpn, 9/26/24 ... 3,107 2,870
6526524.SQ.FTS.B, Zero Cpn, 9/26/24 ... 647 589
6526535.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,858 2,668
6526562.SQ.FTS.B, Zero Cpn, 9/26/24 ... 9,360 8,762
6526639.SQ.FTS.B, Zero Cpn, 9/26/24 ... 9,448 8,675
6526751.SQ.FTS.B, Zero Cpn, 9/26/24 ... 5,690 5,327
6526823.SQ.FTS.B, Zero Cpn, 9/26/24 ... 6,041 5,533
6526917.SQ.FTS.B, Zero Cpn, 9/26/24 ... 4,056 3,774
6527027.SQ.FTS.B, Zero Cpn, 9/26/24 ... 2,928 2,746
6527259.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,745 2,510
6527382.SQ.FTS.B, Zero Cpn, 9/27/24 ... 12,533 11,766
6527744.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,357 1,239
6527791.SQ.FTS.B, Zero Cpn, 9/27/24 ... 5,338 4,894
6527962.SQ.FTS.B, Zero Cpn, 9/27/24 ... 14,826 13,756
6528340.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,555 1,451
6528369.SQ.FTS.B, Zero Cpn, 9/27/24 ... 10,165 9,398
6528564.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,032 2,813
6528603.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,280 2,115
6528624.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,776 1,648
6528660.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,675 2,449
6528700.SQ.FTS.B, Zero Cpn, 9/27/24 ... 4,041 3,735
6528817.SQ.FTS.B, Zero Cpn, 9/27/24 ... 11,688 10,975
6528990.SQ.FTS.B, Zero Cpn, 9/27/24 ... 7,647 7,068
6529110.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,059 1,912
6529154.SQ.FTS.B, Zero Cpn, 9/27/24 ... 6,932 6,340
6529263.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,632 3,412
6529310.SQ.FTS.B, Zero Cpn, 9/27/24 ... 3,021 2,791
6529347.SQ.FTS.B, Zero Cpn, 9/27/24 ... 29,192 27,162
6529695.SQ.FTS.B, Zero Cpn, 9/27/24 ... 1,834 1,679
6529761.SQ.FTS.B, Zero Cpn, 9/27/24 ... 2,541 2,393
6530840.SQ.FTS.B, Zero Cpn, 9/28/24 ... 21,750 20,226
6531177.SQ.FTS.B, Zero Cpn, 9/28/24 ... 496 446
6531187.SQ.FTS.B, Zero Cpn, 9/28/24 ... 15,805 14,680
6531611.SQ.FTS.B, Zero Cpn, 9/28/24 ... 21,103 19,466
6532221.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,335 1,231
6532258.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,326 1,240
6532282.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,737 1,538
6532361.SQ.FTS.B, Zero Cpn, 9/28/24 ... 2,961 2,781
6532408.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,313 4,025
6532453.SQ.FTS.B, Zero Cpn, 9/28/24 ... 4,138 3,829
6532510.SQ.FTS.B, Zero Cpn, 9/28/24 ... 3,704 3,405
6532545.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,728 1,615
6532560.SQ.FTS.B, Zero Cpn, 9/28/24 ... 22,561 21,110
6532924.SQ.FTS.B, Zero Cpn, 9/28/24 ... 924 845
6532944.SQ.FTS.B, Zero Cpn, 9/28/24 ... 5,932 5,380
6533061.SQ.FTS.B, Zero Cpn, 9/28/24 ... 1,389 1,295
6533082.SQ.FTS.B, Zero Cpn, 9/28/24 ... 10,629 9,983
6533239.SQ.FTS.B, Zero Cpn, 9/28/24 ... 6,697 6,249
6533344.SQ.FTS.B, Zero Cpn, 9/28/24 ... 71,145 65,862
6534223.SQ.FTS.B, Zero Cpn, 9/29/24 ... 6,288 5,904
6534296.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,354 1,239
6534301.SQ.FTS.B, Zero Cpn, 9/29/24 ... 2,862 2,634
6534320.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,197 3,920
6534411.SQ.FTS.B, Zero Cpn, 9/29/24 ... 5,936 5,531
6534608.SQ.FTS.B, Zero Cpn, 9/29/24 ... 17,220 15,981
6535057.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,474 3,219
6535147.SQ.FTS.B, Zero Cpn, 9/29/24 ... 15,410 14,423
Description
Principal
Amount Value
Block, Inc. (continued)
6535458.SQ.FTS.B, Zero Cpn, 9/29/24 ... $ 6,808 $ 6,350
6535543.SQ.FTS.B, Zero Cpn, 9/29/24 ... 20,733 19,284
6536403.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,958 1,773
6536432.SQ.FTS.B, Zero Cpn, 9/29/24 ... 7,414 6,886
6536525.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,822 1,651
6536550.SQ.FTS.B, Zero Cpn, 9/29/24 ... 11,073 10,396
6536687.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,162 3,907
6536718.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,902 3,587
6536798.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,028 935
6536835.SQ.FTS.B, Zero Cpn, 9/29/24 ... 64,677 60,438
6537788.SQ.FTS.B, Zero Cpn, 9/29/24 ... 9,284 8,527
6537859.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,340 3,109
6537870.SQ.FTS.B, Zero Cpn, 9/29/24 ... 4,006 3,700
6537902.SQ.FTS.B, Zero Cpn, 9/29/24 ... 9,313 8,577
6537962.SQ.FTS.B, Zero Cpn, 9/29/24 ... 3,173 2,949
6538002.SQ.FTS.B, Zero Cpn, 9/29/24 ... 1,527 1,399
6539703.SQ.FTS.B, Zero Cpn, 9/30/24 ... 184 170
6539718.SQ.FTS.B, Zero Cpn, 9/30/24 ... 8,800 8,283
6539915.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,915 3,629
6539997.SQ.FTS.B, Zero Cpn, 9/30/24 ... 10,810 10,147
6540423.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,990 2,766
6540518.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,337 3,119
6540608.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,634 2,460
6540710.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,510 6,113
6540849.SQ.FTS.B, Zero Cpn, 9/30/24 ... 32,179 30,316
6541418.SQ.FTS.B, Zero Cpn, 9/30/24 ... 20,812 19,493
6541776.SQ.FTS.B, Zero Cpn, 9/30/24 ... 13,678 12,759
6541945.SQ.FTS.B, Zero Cpn, 9/30/24 ... 6,883 6,230
6542041.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,504 5,053
6542117.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,242 2,098
6542132.SQ.FTS.B, Zero Cpn, 9/30/24 ... 1,127 1,030
6542136.SQ.FTS.B, Zero Cpn, 9/30/24 ... 12,603 11,785
6542615.SQ.FTS.B, Zero Cpn, 9/30/24 ... 17,124 16,077
6542887.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,995 5,585
6542991.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,162 2,949
6543039.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,245 3,957
6543107.SQ.FTS.B, Zero Cpn, 9/30/24 ... 2,032 1,864
6543168.SQ.FTS.B, Zero Cpn, 9/30/24 ... 5,642 5,184
6543303.SQ.FTS.B, Zero Cpn, 9/30/24 ... 661 611
6543316.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,927 3,615
6543372.SQ.FTS.B, Zero Cpn, 9/30/24 ... 13,931 13,073
6544022.SQ.FTS.B, Zero Cpn, 9/30/24 ... 4,062 3,686
6544192.SQ.FTS.B, Zero Cpn, 9/30/24 ... 17,262 16,031
6544708.SQ.FTS.B, Zero Cpn, 9/30/24 ... 36,861 34,695
6545499.SQ.FTS.B, Zero Cpn, 9/30/24 ... 14,859 13,836
6545638.SQ.FTS.B, Zero Cpn, 9/30/24 ... 31,281 29,449
6546015.SQ.FTS.B, Zero Cpn, 9/30/24 ... 7,424 6,898
6546146.SQ.FTS.B, Zero Cpn, 9/30/24 ... 3,697 3,369
6546207.SQ.FTS.B, Zero Cpn, 9/30/24 ... 16,656 15,445
6546434.SQ.FTS.B, Zero Cpn, 9/30/24 ... 47,615 44,822
6546850.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,779 2,572
6546892.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,922 1,768
6546927.SQ.FTS.B, Zero Cpn, 10/01/24 .. 1,840 1,721
6546951.SQ.FTS.B, Zero Cpn, 10/01/24 .. 23,088 21,408
6547285.SQ.FTS.B, Zero Cpn, 10/01/24 .. 2,850 2,621
6547322.SQ.FTS.B, Zero Cpn, 10/01/24 .. 7,768 7,288
6547433.SQ.FTS.B, Zero Cpn, 10/01/24 .. 15,987 14,956
6547646.SQ.FTS.B, Zero Cpn, 10/02/24 .. 6,202 5,728

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6547733.SQ.FTS.B, Zero Cpn, 10/02/24 .. $ 2,312 $ 2,167
6547762.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,154 1,071
6547774.SQ.FTS.B, Zero Cpn, 10/02/24 .. 5,466 5,144
6547853.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,442 1,266
6547885.SQ.FTS.B, Zero Cpn, 10/02/24 .. 12,442 11,656
6548015.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,805 2,577
6548050.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,128 1,990
6548086.SQ.FTS.B, Zero Cpn, 10/02/24 .. 2,902 2,723
6548153.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,584 1,400
6548181.SQ.FTS.B, Zero Cpn, 10/02/24 .. 1,291 1,198
6548201.SQ.FTS.B, Zero Cpn, 10/02/24 .. 5,513 5,135
6548473.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,299 2,122
6548538.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,428 3,226
6548631.SQ.FTS.B, Zero Cpn, 10/03/24 .. 2,209 2,059
6548739.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,948 1,804
6548822.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,428 1,310
6548889.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,144 1,065
6548909.SQ.FTS.B, Zero Cpn, 10/03/24 .. 13,990 12,982
6549334.SQ.FTS.B, Zero Cpn, 10/03/24 .. 7,726 7,135
6549488.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,342 3,113
6549546.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,149 1,046
6549587.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,368 3,091
6549718.SQ.FTS.B, Zero Cpn, 10/03/24 .. 3,914 3,611
6549897.SQ.FTS.B, Zero Cpn, 10/03/24 .. 12,032 11,122
6550198.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,016 5,547
6550344.SQ.FTS.B, Zero Cpn, 10/03/24 .. 34,741 32,028
6550899.SQ.FTS.B, Zero Cpn, 10/03/24 .. 12,823 12,035
6551068.SQ.FTS.B, Zero Cpn, 10/03/24 .. 820 621
6551116.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,797 1,662
6551177.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,546 1,396
6551230.SQ.FTS.B, Zero Cpn, 10/03/24 .. 1,596 1,469
6551260.SQ.FTS.B, Zero Cpn, 10/03/24 .. 6,324 5,934
6551330.SQ.FTS.B, Zero Cpn, 10/03/24 .. 5,767 5,309
6551435.SQ.FTS.B, Zero Cpn, 10/03/24 .. 7,663 7,008
6551526.SQ.FTS.B, Zero Cpn, 10/03/24 .. 70,876 65,628
6551737.SQ.FTS.B, Zero Cpn, 10/04/24 .. 14,711 13,757
6552148.SQ.FTS.B, Zero Cpn, 10/04/24 .. 18,137 16,828
6552506.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,889 1,748
6552552.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,922 2,694
6552657.SQ.FTS.B, Zero Cpn, 10/04/24 .. 6,760 6,306
6552826.SQ.FTS.B, Zero Cpn, 10/04/24 .. 9,859 9,254
6553080.SQ.FTS.B, Zero Cpn, 10/04/24 .. 2,417 2,219
6553133.SQ.FTS.B, Zero Cpn, 10/04/24 .. 11,481 10,515
6553314.SQ.FTS.B, Zero Cpn, 10/04/24 .. 34,417 32,094
6553871.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,508 4,126
6553983.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,881 1,753
6554014.SQ.FTS.B, Zero Cpn, 10/04/24 .. 4,609 4,281
6554135.SQ.FTS.B, Zero Cpn, 10/04/24 .. 8,386 7,751
6554323.SQ.FTS.B, Zero Cpn, 10/04/24 .. 3,607 3,327
6554403.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,946 1,793
6554472.SQ.FTS.B, Zero Cpn, 10/04/24 .. 1,559 1,436
6554511.SQ.FTS.B, Zero Cpn, 10/04/24 .. 17,622 16,542
6554754.SQ.FTS.B, Zero Cpn, 10/04/24 .. 44,000 41,152
6555345.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,078 1,942
6555411.SQ.FTS.B, Zero Cpn, 10/05/24 .. 9,688 9,103
6555576.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,467 2,280
6555642.SQ.FTS.B, Zero Cpn, 10/05/24 .. 859 806
6555664.SQ.FTS.B, Zero Cpn, 10/05/24 .. 16,416 15,170
Description
Principal
Amount Value
Block, Inc. (continued)
6556114.SQ.FTS.B, Zero Cpn, 10/05/24 .. $ 15,942 $ 14,957
6556397.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,701 1,576
6556418.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,544 2,354
6556447.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,681 3,367
6556510.SQ.FTS.B, Zero Cpn, 10/05/24 .. 8,068 7,434
6556681.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,568 3,266
6556766.SQ.FTS.B, Zero Cpn, 10/05/24 .. 4,519 4,240
6556853.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,625 3,395
6556979.SQ.FTS.B, Zero Cpn, 10/05/24 .. 8,677 7,979
6557095.SQ.FTS.B, Zero Cpn, 10/05/24 .. 3,757 3,496
6557122.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,343 2,160
6557140.SQ.FTS.B, Zero Cpn, 10/05/24 .. 6,748 6,199
6557292.SQ.FTS.B, Zero Cpn, 10/05/24 .. 2,086 1,926
6557331.SQ.FTS.B, Zero Cpn, 10/05/24 .. 602 526
6557349.SQ.FTS.B, Zero Cpn, 10/05/24 .. 5,236 4,840
6557432.SQ.FTS.B, Zero Cpn, 10/05/24 .. 1,603 1,473
6557480.SQ.FTS.B, Zero Cpn, 10/05/24 .. 12,559 11,784
6557700.SQ.FTS.B, Zero Cpn, 10/05/24 .. 28,041 26,108
6559553.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,350 1,252
6559682.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,102 3,843
6559726.SQ.FTS.B, Zero Cpn, 10/06/24 .. 10,891 9,990
6559923.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,046 2,796
6559983.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,457 2,305
6560063.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,843 3,537
6560158.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,104 1,013
6560175.SQ.FTS.B, Zero Cpn, 10/06/24 .. 7,120 6,569
6560340.SQ.FTS.B, Zero Cpn, 10/06/24 .. 14,737 13,822
6560703.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,595 3,321
6560810.SQ.FTS.B, Zero Cpn, 10/06/24 .. 3,273 3,019
6560936.SQ.FTS.B, Zero Cpn, 10/06/24 .. 8,106 7,425
6561151.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,830 2,611
6561227.SQ.FTS.B, Zero Cpn, 10/06/24 .. 28,156 26,152
6561888.SQ.FTS.B, Zero Cpn, 10/06/24 .. 539 508
6561895.SQ.FTS.B, Zero Cpn, 10/06/24 .. 18,695 17,410
6562244.SQ.FTS.B, Zero Cpn, 10/06/24 .. 4,914 4,542
6562390.SQ.FTS.B, Zero Cpn, 10/06/24 .. 1,419 1,317
6562417.SQ.FTS.B, Zero Cpn, 10/06/24 .. 2,760 2,551
6562473.SQ.FTS.B, Zero Cpn, 10/06/24 .. 51,501 47,527
6563058.SQ.FTS.B, Zero Cpn, 10/07/24 .. 6,438 6,056
6563245.SQ.FTS.B, Zero Cpn, 10/07/24 .. 2,236 2,070
6563329.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,366 3,166
6563453.SQ.FTS.B, Zero Cpn, 10/07/24 .. 31,866 29,744
6564357.SQ.FTS.B, Zero Cpn, 10/07/24 .. 3,198 2,957
6564411.SQ.FTS.B, Zero Cpn, 10/07/24 .. 7,337 6,841
6564559.SQ.FTS.B, Zero Cpn, 10/07/24 .. 12,081 11,231
6564739.SQ.FTS.B, Zero Cpn, 10/07/24 .. 10,722 9,993
6564862.SQ.FTS.B, Zero Cpn, 10/07/24 .. 6,933 6,521
6564985.SQ.FTS.B, Zero Cpn, 10/07/24 .. 1,061 991
6565003.SQ.FTS.B, Zero Cpn, 10/07/24 .. 5,915 5,443
6565095.SQ.FTS.B, Zero Cpn, 10/07/24 .. 69,174 64,904
6566179.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,724 2,499
6566214.SQ.FTS.B, Zero Cpn, 10/08/24 .. 12,828 11,960
6566316.SQ.FTS.B, Zero Cpn, 10/08/24 .. 7,002 6,523
6566393.SQ.FTS.B, Zero Cpn, 10/08/24 .. 9,175 8,363
6566507.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,761 2,545
6566537.SQ.FTS.B, Zero Cpn, 10/08/24 .. 6,555 6,142
6566597.SQ.FTS.B, Zero Cpn, 10/08/24 .. 15,610 14,614
6566736.SQ.FTS.B, Zero Cpn, 10/08/24 .. 2,758 2,583

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6566764.SQ.FTS.B, Zero Cpn, 10/08/24 .. $ 1,636 $ 1,525
6566784.SQ.FTS.B, Zero Cpn, 10/08/24 .. 3,624 3,360
6566825.SQ.FTS.B, Zero Cpn, 10/08/24 .. 10,209 9,575
6566926.SQ.FTS.B, Zero Cpn, 10/09/24 .. 8,436 7,817
6567003.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,776 2,587
6567029.SQ.FTS.B, Zero Cpn, 10/09/24 .. 5,983 5,509
6567090.SQ.FTS.B, Zero Cpn, 10/09/24 .. 7,595 7,037
6567177.SQ.FTS.B, Zero Cpn, 10/09/24 .. 4,985 4,675
6567242.SQ.FTS.B, Zero Cpn, 10/09/24 .. 4,734 4,360
6567304.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,732 1,617
6567324.SQ.FTS.B, Zero Cpn, 10/09/24 .. 1,893 1,760
6567346.SQ.FTS.B, Zero Cpn, 10/09/24 .. 4,568 4,283
6567395.SQ.FTS.B, Zero Cpn, 10/09/24 .. 537 496
6567403.SQ.FTS.B, Zero Cpn, 10/09/24 .. 2,158 1,986
6567424.SQ.FTS.B, Zero Cpn, 10/09/24 .. 5,469 5,122
6567484.SQ.FTS.B, Zero Cpn, 10/09/24 .. 6,855 6,305
6567760.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,965 1,811
6567889.SQ.FTS.B, Zero Cpn, 10/10/24 .. 10,673 9,809
6568147.SQ.FTS.B, Zero Cpn, 10/10/24 .. 11,233 10,482
6568392.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,238 3,018
6568473.SQ.FTS.B, Zero Cpn, 10/10/24 .. 5,283 4,943
6568579.SQ.FTS.B, Zero Cpn, 10/10/24 .. 10,693 9,905
6568799.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,245 2,101
6568858.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,997 4,674
6568949.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,605 1,505
6568970.SQ.FTS.B, Zero Cpn, 10/10/24 .. 7,026 6,609
6569048.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,097 5,717
6569159.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,170 2,945
6569224.SQ.FTS.B, Zero Cpn, 10/10/24 .. 884 810
6569229.SQ.FTS.B, Zero Cpn, 10/10/24 .. 16,414 15,209
6569449.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,944 1,787
6569483.SQ.FTS.B, Zero Cpn, 10/10/24 .. 2,093 1,926
6569506.SQ.FTS.B, Zero Cpn, 10/10/24 .. 3,225 2,994
6569526.SQ.FTS.B, Zero Cpn, 10/10/24 .. 22,258 20,884
6569820.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,526 1,404
6569846.SQ.FTS.B, Zero Cpn, 10/10/24 .. 12,470 11,560
6570103.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,547 1,423
6570126.SQ.FTS.B, Zero Cpn, 10/10/24 .. 6,332 5,939
6570244.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,197 1,088
6570268.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,628 1,509
6570305.SQ.FTS.B, Zero Cpn, 10/10/24 .. 1,037 951
6570335.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,520 4,092
6570382.SQ.FTS.B, Zero Cpn, 10/10/24 .. 8,484 7,820
6570471.SQ.FTS.B, Zero Cpn, 10/10/24 .. 47,918 44,858
6571004.SQ.FTS.B, Zero Cpn, 10/10/24 .. 4,241 3,866
6571246.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,051 946
6571312.SQ.FTS.B, Zero Cpn, 10/11/24 .. 4,428 4,135
6571407.SQ.FTS.B, Zero Cpn, 10/11/24 .. 14,911 13,805
6571773.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,579 1,473
6571827.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,855 5,385
6572022.SQ.FTS.B, Zero Cpn, 10/11/24 .. 6,524 6,056
6572163.SQ.FTS.B, Zero Cpn, 10/11/24 .. 8,106 7,550
6572299.SQ.FTS.B, Zero Cpn, 10/11/24 .. 1,290 1,191
6572324.SQ.FTS.B, Zero Cpn, 10/11/24 .. 10,677 9,927
6572596.SQ.FTS.B, Zero Cpn, 10/11/24 .. 759 703
6572610.SQ.FTS.B, Zero Cpn, 10/11/24 .. 6,518 6,112
6572680.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,620 2,425
6572743.SQ.FTS.B, Zero Cpn, 10/11/24 .. 27,126 25,398
Description
Principal
Amount Value
Block, Inc. (continued)
6573220.SQ.FTS.B, Zero Cpn, 10/11/24 .. $ 1,705 $ 1,551
6573238.SQ.FTS.B, Zero Cpn, 10/11/24 .. 5,333 4,992
6573291.SQ.FTS.B, Zero Cpn, 10/11/24 .. 2,890 2,620
6573331.SQ.FTS.B, Zero Cpn, 10/11/24 .. 70,238 65,451
6574362.SQ.FTS.B, Zero Cpn, 10/11/24 .. 18,756 17,405
6574562.SQ.FTS.B, Zero Cpn, 10/11/24 .. 45,733 42,745
6574591.SQ.FTS.B, Zero Cpn, 10/12/24 .. 89,325 83,748
6576473.SQ.FTS.B, Zero Cpn, 10/12/24 .. 9,928 9,146
6576618.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,970 2,719
6576662.SQ.FTS.B, Zero Cpn, 10/12/24 .. 12,042 11,257
6576835.SQ.FTS.B, Zero Cpn, 10/12/24 .. 3,600 3,354
6576888.SQ.FTS.B, Zero Cpn, 10/12/24 .. 15,605 14,136
6577330.SQ.FTS.B, Zero Cpn, 10/12/24 .. 6,944 6,432
6577438.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,188 3,861
6577490.SQ.FTS.B, Zero Cpn, 10/12/24 .. 9,073 8,455
6577649.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,340 1,213
6577679.SQ.FTS.B, Zero Cpn, 10/12/24 .. 1,498 1,358
6577723.SQ.FTS.B, Zero Cpn, 10/12/24 .. 4,631 4,277
6577782.SQ.FTS.B, Zero Cpn, 10/12/24 .. 2,832 2,618
6577815.SQ.FTS.B, Zero Cpn, 10/12/24 .. 49,213 45,622
6579843.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,422 2,247
6579921.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,017 7,421
6580074.SQ.FTS.B, Zero Cpn, 10/13/24 .. 721 648
6580088.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,107 1,012
6580109.SQ.FTS.B, Zero Cpn, 10/13/24 .. 31,096 29,092
6580912.SQ.FTS.B, Zero Cpn, 10/13/24 .. 4,385 4,038
6580992.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,231 2,098
6581041.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,173 1,069
6581072.SQ.FTS.B, Zero Cpn, 10/13/24 .. 1,646 1,510
6581125.SQ.FTS.B, Zero Cpn, 10/13/24 .. 8,525 7,990
6581326.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,640 2,411
6581395.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,081 5,600
6581490.SQ.FTS.B, Zero Cpn, 10/13/24 .. 6,487 6,071
6581619.SQ.FTS.B, Zero Cpn, 10/13/24 .. 12,595 11,632
6581802.SQ.FTS.B, Zero Cpn, 10/13/24 .. 2,948 2,706
6581871.SQ.FTS.B, Zero Cpn, 10/13/24 .. 25,224 23,394
6582332.SQ.FTS.B, Zero Cpn, 10/13/24 .. 62,140 57,917
6583260.SQ.FTS.B, Zero Cpn, 10/13/24 .. 44,142 41,311
6583420.SQ.FTS.B, Zero Cpn, 10/14/24 .. 48,562 44,891
6584579.SQ.FTS.B, Zero Cpn, 10/14/24 .. 905 835
6584597.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,486 7,017
6584771.SQ.FTS.B, Zero Cpn, 10/14/24 .. 9,163 8,462
6584924.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,752 7,254
6585051.SQ.FTS.B, Zero Cpn, 10/14/24 .. 11,001 10,294
6585259.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,216 2,058
6585282.SQ.FTS.B, Zero Cpn, 10/14/24 .. 17,481 16,156
6585499.SQ.FTS.B, Zero Cpn, 10/14/24 .. 9,614 8,759
6585721.SQ.FTS.B, Zero Cpn, 10/14/24 .. 8,200 7,517
6585949.SQ.FTS.B, Zero Cpn, 10/14/24 .. 17,444 16,014
6586088.SQ.FTS.B, Zero Cpn, 10/14/24 .. 7,306 6,837
6586173.SQ.FTS.B, Zero Cpn, 10/14/24 .. 2,584 2,387
6586207.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,413 5,029
6586273.SQ.FTS.B, Zero Cpn, 10/14/24 .. 4,367 4,086
6586353.SQ.FTS.B, Zero Cpn, 10/14/24 .. 6,539 6,029
6586446.SQ.FTS.B, Zero Cpn, 10/14/24 .. 5,813 5,339
6586587.SQ.FTS.B, Zero Cpn, 10/15/24 .. 56,732 52,550
6587229.SQ.FTS.B, Zero Cpn, 10/15/24 .. 21,107 19,557
6587437.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,285 1,185

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6587457.SQ.FTS.B, Zero Cpn, 10/16/24 .. $ 2,551 $ 2,367
6587487.SQ.FTS.B, Zero Cpn, 10/16/24 .. 7,254 6,689
6587561.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,686 1,565
6587578.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,559 1,424
6587592.SQ.FTS.B, Zero Cpn, 10/16/24 .. 7,693 7,210
6587680.SQ.FTS.B, Zero Cpn, 10/16/24 .. 6,122 5,658
6587748.SQ.FTS.B, Zero Cpn, 10/16/24 .. 3,322 3,080
6587792.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,712 2,507
6587814.SQ.FTS.B, Zero Cpn, 10/16/24 .. 5,172 4,838
6587869.SQ.FTS.B, Zero Cpn, 10/16/24 .. 2,583 2,379
6587897.SQ.FTS.B, Zero Cpn, 10/16/24 .. 4,979 4,611
6587947.SQ.FTS.B, Zero Cpn, 10/16/24 .. 1,080 982
6587960.SQ.FTS.B, Zero Cpn, 10/16/24 .. 13,361 12,175
6588397.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,981 3,712
6588517.SQ.FTS.B, Zero Cpn, 10/17/24 .. 9,456 8,847
6588846.SQ.FTS.B, Zero Cpn, 10/17/24 .. 796 740
6588864.SQ.FTS.B, Zero Cpn, 10/17/24 .. 10,683 9,890
6589068.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,250 10,411
6589213.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,082 996
6589245.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,120 1,036
6589273.SQ.FTS.B, Zero Cpn, 10/17/24 .. 18,369 17,111
6589562.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,461 2,263
6589618.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,927 4,584
6589706.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,693 1,561
6589720.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,160 2,901
6589751.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,226 1,122
6589758.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,132 3,848
6589818.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,921 1,784
6589828.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,244 1,154
6589839.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,128 1,032
6589853.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,106 2,856
6589884.SQ.FTS.B, Zero Cpn, 10/17/24 .. 8,003 7,380
6589973.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,663 3,427
6590006.SQ.FTS.B, Zero Cpn, 10/17/24 .. 30,088 28,129
6590377.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,291 1,201
6590392.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,412 4,112
6590448.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,502 4,172
6590518.SQ.FTS.B, Zero Cpn, 10/17/24 .. 11,225 10,328
6590645.SQ.FTS.B, Zero Cpn, 10/17/24 .. 9,227 8,595
6590762.SQ.FTS.B, Zero Cpn, 10/17/24 .. 4,832 4,497
6590809.SQ.FTS.B, Zero Cpn, 10/17/24 .. 21,552 19,966
6591011.SQ.FTS.B, Zero Cpn, 10/17/24 .. 7,067 6,610
6591093.SQ.FTS.B, Zero Cpn, 10/17/24 .. 2,534 2,352
6591144.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,940 1,808
6591176.SQ.FTS.B, Zero Cpn, 10/17/24 .. 6,537 6,092
6591260.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,756 3,473
6591318.SQ.FTS.B, Zero Cpn, 10/17/24 .. 3,560 3,318
6591356.SQ.FTS.B, Zero Cpn, 10/17/24 .. 1,194 1,094
6591390.SQ.FTS.B, Zero Cpn, 10/17/24 .. 768 697
6591394.SQ.FTS.B, Zero Cpn, 10/17/24 .. 804 733
6591397.SQ.FTS.B, Zero Cpn, 10/17/24 .. 62,863 58,815
6591445.SQ.FTS.B, Zero Cpn, 10/18/24 .. 11,105 10,348
6591713.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,616 4,216
6591824.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,140 1,050
6591847.SQ.FTS.B, Zero Cpn, 10/18/24 .. 14,521 13,460
6592231.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,496 2,295
6592281.SQ.FTS.B, Zero Cpn, 10/18/24 .. 18,046 16,812
6592574.SQ.FTS.B, Zero Cpn, 10/18/24 .. 8,276 7,567
Description
Principal
Amount Value
Block, Inc. (continued)
6592723.SQ.FTS.B, Zero Cpn, 10/18/24 .. $ 6,345 $ 5,910
6592814.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,116 3,762
6592878.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,862 5,400
6592966.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,594 1,456
6592995.SQ.FTS.B, Zero Cpn, 10/18/24 .. 15,267 14,143
6593217.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,560 5,122
6593283.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,663 3,365
6593341.SQ.FTS.B, Zero Cpn, 10/18/24 .. 5,542 5,189
6593421.SQ.FTS.B, Zero Cpn, 10/18/24 .. 2,964 2,716
6593461.SQ.FTS.B, Zero Cpn, 10/18/24 .. 3,645 3,331
6593525.SQ.FTS.B, Zero Cpn, 10/18/24 .. 10,330 9,592
6593667.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,453 1,342
6593687.SQ.FTS.B, Zero Cpn, 10/18/24 .. 10,883 10,071
6593772.SQ.FTS.B, Zero Cpn, 10/18/24 .. 8,599 7,856
6593855.SQ.FTS.B, Zero Cpn, 10/18/24 .. 6,025 5,565
6594012.SQ.FTS.B, Zero Cpn, 10/18/24 .. 4,821 4,474
6594098.SQ.FTS.B, Zero Cpn, 10/18/24 .. 1,830 1,700
6594145.SQ.FTS.B, Zero Cpn, 10/18/24 .. 73,451 67,840
6594542.SQ.FTS.B, Zero Cpn, 10/19/24 .. 5,254 4,853
6594679.SQ.FTS.B, Zero Cpn, 10/19/24 .. 31,109 28,880
6595411.SQ.FTS.B, Zero Cpn, 10/19/24 .. 33,788 31,276
6595988.SQ.FTS.B, Zero Cpn, 10/19/24 .. 25,442 23,797
6596363.SQ.FTS.B, Zero Cpn, 10/19/24 .. 6,309 5,758
6596418.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,347 3,081
6596486.SQ.FTS.B, Zero Cpn, 10/19/24 .. 22,346 20,941
6596636.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,947 1,803
6596666.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,781 1,652
6596687.SQ.FTS.B, Zero Cpn, 10/19/24 .. 2,197 2,029
6596737.SQ.FTS.B, Zero Cpn, 10/19/24 .. 3,386 3,131
6596777.SQ.FTS.B, Zero Cpn, 10/19/24 .. 1,466 1,351
6596810.SQ.FTS.B, Zero Cpn, 10/19/24 .. 7,799 7,269
6596914.SQ.FTS.B, Zero Cpn, 10/19/24 .. 7,739 7,241
6597008.SQ.FTS.B, Zero Cpn, 10/19/24 .. 22,112 20,232
6598689.SQ.FTS.B, Zero Cpn, 10/20/24 .. 39,159 36,618
6599802.SQ.FTS.B, Zero Cpn, 10/20/24 .. 3,498 3,272
6599886.SQ.FTS.B, Zero Cpn, 10/20/24 .. 8,797 8,189
6600075.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,127 5,730
6600193.SQ.FTS.B, Zero Cpn, 10/20/24 .. 14,504 13,258
6600413.SQ.FTS.B, Zero Cpn, 10/20/24 .. 1,128 1,054
6600435.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,268 2,121
6600485.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,767 2,568
6600521.SQ.FTS.B, Zero Cpn, 10/20/24 .. 50,064 46,488
6601311.SQ.FTS.B, Zero Cpn, 10/20/24 .. 2,184 2,018
6601327.SQ.FTS.B, Zero Cpn, 10/20/24 .. 967 896
6601362.SQ.FTS.B, Zero Cpn, 10/20/24 .. 6,824 6,335
6601487.SQ.FTS.B, Zero Cpn, 10/20/24 .. 104,957 97,505
6601765.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,571 3,315
6601827.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,650 2,453
6601856.SQ.FTS.B, Zero Cpn, 10/21/24 .. 6,278 5,841
6602001.SQ.FTS.B, Zero Cpn, 10/21/24 .. 8,931 8,319
6602146.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,222 2,991
6602197.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,476 1,378
6602223.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,776 4,431
6602365.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,197 2,055
6602407.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,633 5,170
6602599.SQ.FTS.B, Zero Cpn, 10/21/24 .. 5,059 4,622
6602690.SQ.FTS.B, Zero Cpn, 10/21/24 .. 6,633 6,203
6602836.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,771 1,634

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
6602878.SQ.FTS.B, Zero Cpn, 10/21/24 .. $ 28,206 $ 26,338
6603427.SQ.FTS.B, Zero Cpn, 10/21/24 .. 7,941 7,242
6603581.SQ.FTS.B, Zero Cpn, 10/21/24 .. 2,275 2,100
6603602.SQ.FTS.B, Zero Cpn, 10/21/24 .. 4,496 4,156
6603691.SQ.FTS.B, Zero Cpn, 10/21/24 .. 1,828 1,707
6603755.SQ.FTS.B, Zero Cpn, 10/21/24 .. 7,758 7,199
6603891.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,560 3,256
6603926.SQ.FTS.B, Zero Cpn, 10/21/24 .. 3,251 3,017
6604014.SQ.FTS.B, Zero Cpn, 10/21/24 .. 53,808 49,551
6604386.SQ.FTS.B, Zero Cpn, 10/22/24 .. 7,519 6,960
6604465.SQ.FTS.B, Zero Cpn, 10/22/24 .. 5,052 4,663
6604522.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,394 1,272
6604534.SQ.FTS.B, Zero Cpn, 10/22/24 .. 9,487 8,756
6604636.SQ.FTS.B, Zero Cpn, 10/22/24 .. 2,764 2,525
6604669.SQ.FTS.B, Zero Cpn, 10/22/24 .. 6,261 5,795
6604730.SQ.FTS.B, Zero Cpn, 10/22/24 .. 8,753 8,102
6604810.SQ.FTS.B, Zero Cpn, 10/22/24 .. 5,921 5,512
6604860.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,519 1,389
6604879.SQ.FTS.B, Zero Cpn, 10/22/24 .. 681 636
6604890.SQ.FTS.B, Zero Cpn, 10/22/24 .. 1,390 1,272
6604910.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,888 1,747
6604933.SQ.FTS.B, Zero Cpn, 10/23/24 .. 1,152 1,061
6604948.SQ.FTS.B, Zero Cpn, 10/23/24 .. 5,173 4,799
6604995.SQ.FTS.B, Zero Cpn, 10/23/24 .. 10,610 9,919
6605118.SQ.FTS.B, Zero Cpn, 10/23/24 .. 10,579 9,890
6605221.SQ.FTS.B, Zero Cpn, 10/23/24 .. 6,012 5,579
6605264.SQ.FTS.B, Zero Cpn, 10/23/24 .. 2,939 2,713
6605289.SQ.FTS.B, Zero Cpn, 10/23/24 .. 13,054 12,205
6605402.SQ.FTS.B, Zero Cpn, 10/23/24 .. 11,836 11,066
6605754.SQ.FTS.B, Zero Cpn, 10/24/24 .. 9,170 8,444
6606108.SQ.FTS.B, Zero Cpn, 10/24/24 .. 9,089 8,320
6606338.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,889 7,282
6606465.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,250 3,001
6606533.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,741 2,514
6606591.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,538 7,017
6606769.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,913 1,771
6606806.SQ.FTS.B, Zero Cpn, 10/24/24 .. 10,215 9,431
6606996.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,952 2,753
6607036.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,324 3,096
6607085.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,522 1,390
6607128.SQ.FTS.B, Zero Cpn, 10/24/24 .. 4,221 3,902
6607212.SQ.FTS.B, Zero Cpn, 10/24/24 .. 6,126 5,609
6607285.SQ.FTS.B, Zero Cpn, 10/24/24 .. 32,060 29,974
6607707.SQ.FTS.B, Zero Cpn, 10/24/24 .. 47,596 44,499
6608186.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,438 2,237
6608221.SQ.FTS.B, Zero Cpn, 10/24/24 .. 6,913 6,329
6608312.SQ.FTS.B, Zero Cpn, 10/24/24 .. 3,813 3,499
6608348.SQ.FTS.B, Zero Cpn, 10/24/24 .. 5,693 5,302
6608393.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,958 1,803
6608404.SQ.FTS.B, Zero Cpn, 10/24/24 .. 829 774
6608407.SQ.FTS.B, Zero Cpn, 10/24/24 .. 7,338 6,753
6608453.SQ.FTS.B, Zero Cpn, 10/24/24 .. 1,464 1,336
6608457.SQ.FTS.B, Zero Cpn, 10/24/24 .. 2,779 2,571
6608473.SQ.FTS.B, Zero Cpn, 10/24/24 .. 78,671 73,266
6608757.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,102 1,956
6608829.SQ.FTS.B, Zero Cpn, 10/25/24 .. 18,498 17,292
6609060.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,495 3,255
6609302.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,695 2,509
Description
Principal
Amount Value
Block, Inc. (continued)
6609392.SQ.FTS.B, Zero Cpn, 10/25/24 .. $ 5,200 $ 4,771
6609519.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,089 997
6609529.SQ.FTS.B, Zero Cpn, 10/25/24 .. 6,266 5,799
6609718.SQ.FTS.B, Zero Cpn, 10/25/24 .. 12,111 11,238
6609951.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,412 2,226
6609991.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,022 1,876
6610020.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,610 1,474
6610038.SQ.FTS.B, Zero Cpn, 10/25/24 .. 8,994 8,375
6610161.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,453 3,228
6610206.SQ.FTS.B, Zero Cpn, 10/25/24 .. 3,546 3,301
6610219.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,891 5,375
6610280.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,559 4,230
6610431.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,911 1,760
6610460.SQ.FTS.B, Zero Cpn, 10/25/24 .. 4,570 4,241
6610584.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,089 1,007
6610631.SQ.FTS.B, Zero Cpn, 10/25/24 .. 10,274 9,542
6610792.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,522 1,420
6610840.SQ.FTS.B, Zero Cpn, 10/25/24 .. 1,701 1,590
6610852.SQ.FTS.B, Zero Cpn, 10/25/24 .. 12,306 11,291
6610974.SQ.FTS.B, Zero Cpn, 10/25/24 .. 2,994 2,757
6611020.SQ.FTS.B, Zero Cpn, 10/25/24 .. 12,257 11,344
6611167.SQ.FTS.B, Zero Cpn, 10/25/24 .. 5,203 4,845
6611256.SQ.FTS.B, Zero Cpn, 10/25/24 .. 11,860 10,920
6611489.SQ.FTS.B, Zero Cpn, 10/25/24 .. 46,948 43,890
4581962.SQ.FTS.B, Zero Cpn, 4/03/33 ... 1,796 105
4581979.SQ.FTS.B, Zero Cpn, 4/03/33 ... 2,035 349
4582384.SQ.FTS.B, Zero Cpn, 4/03/33 ... 863 154
4586446.SQ.FTS.B, Zero Cpn, 4/04/33 ... 5,636 600
4590729.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,383 178
4591813.SQ.FTS.B, Zero Cpn, 4/06/33 ... 2,891 323
4591961.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,338 213
4592572.SQ.FTS.B, Zero Cpn, 4/06/33 ... 449 50
4593610.SQ.FTS.B, Zero Cpn, 4/06/33 ... 1,504 183
4604000.SQ.FTS.B, Zero Cpn, 4/09/33 ... 8,181 1,373
4604804.SQ.FTS.B, Zero Cpn, 4/09/33 ... 785 48
4605063.SQ.FTS.B, Zero Cpn, 4/10/33 ... 1,320 91
4605658.SQ.FTS.B, Zero Cpn, 4/10/33 ... 6,711 1,208
4606063.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,752 392
4606489.SQ.FTS.B, Zero Cpn, 4/11/33 ... 12,498 911
4606620.SQ.FTS.B, Zero Cpn, 4/11/33 ... 668 112
4606932.SQ.FTS.B, Zero Cpn, 4/11/33 ... 2,572 355
4609460.SQ.FTS.B, Zero Cpn, 4/12/33 ... 2,479 346
4609493.SQ.FTS.B, Zero Cpn, 4/12/33 ... 1,353 246
4610482.SQ.FTS.B, Zero Cpn, 4/13/33 ... 3,367 539
4622664.SQ.FTS.B, Zero Cpn, 4/15/33 ... 3,107 329
4622864.SQ.FTS.B, Zero Cpn, 4/15/33 ... 782 119
4623532.SQ.FTS.B, Zero Cpn, 4/15/33 ... 1,324 254
4624391.SQ.FTS.B, Zero Cpn, 4/17/33 ... 3,087 418
4624796.SQ.FTS.B, Zero Cpn, 4/17/33 ... 457 79
4626040.SQ.FTS.B, Zero Cpn, 4/18/33 ... 5,792 728
4628386.SQ.FTS.B, Zero Cpn, 4/19/33 ... 325 78
4628862.SQ.FTS.B, Zero Cpn, 4/19/33 ... 8,296 2,317
4630710.SQ.FTS.B, Zero Cpn, 4/20/33 ... 839 121
4632078.SQ.FTS.B, Zero Cpn, 4/20/33 ... 21,052 1,577
4638327.SQ.FTS.B, Zero Cpn, 4/22/33 ... 8,661 1,232
4639019.SQ.FTS.B, Zero Cpn, 4/22/33 ... 181 38
4639746.SQ.FTS.B, Zero Cpn, 4/23/33 ... 2,698 624
4640261.SQ.FTS.B, Zero Cpn, 4/24/33 ... 612 112

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Block, Inc. (continued)
4640985.SQ.FTS.B, Zero Cpn, 4/25/33 ... $ 1,692 $ 582
4641001.SQ.FTS.B, Zero Cpn, 4/25/33 ... 2,957 735
4641063.SQ.FTS.B, Zero Cpn, 4/25/33 ... 710 136
4643057.SQ.FTS.B, Zero Cpn, 4/25/33 ... 1,407 264
4643805.SQ.FTS.B, Zero Cpn, 4/25/33 ... 751 127
4649015.SQ.FTS.B, Zero Cpn, 4/27/33 ... 5,124 838
4649299.SQ.FTS.B, Zero Cpn, 4/27/33 ... 302 42
4653177.SQ.FTS.B, Zero Cpn, 4/28/33 ... 2,204 563
4655501.SQ.FTS.B, Zero Cpn, 4/29/33 ... 4,154 1,113
4657541.SQ.FTS.B, Zero Cpn, 4/30/33 ... 836 197
4659438.SQ.FTS.B, Zero Cpn, 5/01/33 ... 57 13
4660081.SQ.FTS.B, Zero Cpn, 5/01/33 ... 454 90
4660746.SQ.FTS.B, Zero Cpn, 5/01/33 ... 1,414 291
4662124.SQ.FTS.B, Zero Cpn, 5/02/33 ... 1,535 160
4663092.SQ.FTS.B, Zero Cpn, 5/02/33 ... 339 70
4664137.SQ.FTS.B, Zero Cpn, 5/02/33 ... 2,149 582
4666640.SQ.FTS.B, Zero Cpn, 5/03/33 ... 12,942 4,960
4668472.SQ.FTS.B, Zero Cpn, 5/04/33 ... 769 202
4669631.SQ.FTS.B, Zero Cpn, 5/04/33 ... 525 66
4671393.SQ.FTS.B, Zero Cpn, 5/04/33 ... 1,544 407
4674918.SQ.FTS.B, Zero Cpn, 5/05/33 ... 9,934 2,266
4675113.SQ.FTS.B, Zero Cpn, 5/05/33 ... 488 141
4675649.SQ.FTS.B, Zero Cpn, 5/05/33 ... 6,320 1,362
4684412.SQ.FTS.B, Zero Cpn, 5/08/33 ... 2,706 440
4689588.SQ.FTS.B, Zero Cpn, 5/09/33 ... 135 17
4707828.SQ.FTS.B, Zero Cpn, 5/11/33 ... 85 19
4713712.SQ.FTS.B, Zero Cpn, 5/13/33 ... 187 61
4720634.SQ.FTS.B, Zero Cpn, 5/16/33 ... 7,932 2,426
4722407.SQ.FTS.B, Zero Cpn, 5/16/33 ... 485 139
4722963.SQ.FTS.B, Zero Cpn, 5/16/33 ... 4,205 2,436
4725524.SQ.FTS.B, Zero Cpn, 5/17/33 ... 19,384 5,898
4741690.SQ.FTS.B, Zero Cpn, 5/18/33 ... 524 98
4744012.SQ.FTS.B, Zero Cpn, 5/18/33 ... 2,547 976
4744489.SQ.FTS.B, Zero Cpn, 5/19/33 ... 124 67
4750818.SQ.FTS.B, Zero Cpn, 5/21/33 ... 746 208
4755474.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,198 445
4756626.SQ.FTS.B, Zero Cpn, 5/22/33 ... 1,916 429
4757364.SQ.FTS.B, Zero Cpn, 5/22/33 ... 2,804 570
4761650.SQ.FTS.B, Zero Cpn, 5/23/33 ... 1,911 1,126
4764916.SQ.FTS.B, Zero Cpn, 5/23/33 ... 5,761 2,175
4776067.SQ.FTS.B, Zero Cpn, 5/24/33 ... 3,146 645
4776338.SQ.FTS.B, Zero Cpn, 5/24/33 ... 1,318 446
4778127.SQ.FTS.B, Zero Cpn, 5/24/33 ... 448 147
4783176.SQ.FTS.B, Zero Cpn, 5/26/33 ... 12,516 1,472
4785137.SQ.FTS.B, Zero Cpn, 5/26/33 ... 33 24
4785691.SQ.FTS.B, Zero Cpn, 5/27/33 ... 1,758 699
25,590,385
Freedom Financial Asset Management LLC
APP-08932151.FP.FTS.B, 14.49%, 5/31/23 1,385 1,389
APP-08972690.FP.FTS.B, 5.99%, 6/01/23 . 446 446
APP-09109589.FP.FTS.B, 15.49%, 6/16/23 1,046 1,047
APP-09731339.FP.FTS.B, 5.99%, 6/25/23 . 1,017 1,020
APP-09377856.FP.FTS.B, 13.99%, 6/29/23 2,332 2,333
APP-09334776.FP.FTS.B, 15.49%, 7/04/23 1,516 1,250
APP-09357725.FP.FTS.B, 18.99%, 7/09/23 1,199 1,204
APP-09797126.FP.FTS.B, 5.99%, 7/10/23 . 1,575 1,580
APP-08721759.FP.FTS.B, 16.49%, 7/10/23 969 971
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09208119.FP.FTS.B, 5.99%, 7/11/23 . $ 1,974 $ 316
APP-09352030.FP.FTS.B, 13.49%, 7/25/23 1,706 1,714
APP-09280174.FP.FTS.B, 5.99%, 8/10/23 . 1,062 1,067
APP-09771672.FP.FTS.B, 15.99%, 8/12/23 3,630 3,642
APP-10247533.FP.FTS.B, 12.99%, 8/19/23 2,268 2,278
APP-09346977.FP.FTS.B, 16.99%, 8/19/23 1,120 1,128
APP-09726579.FP.FTS.B, 5.99%, 8/21/23 . 1,236 1,241
APP-10246465.FP.FTS.B, 5.99%, 8/21/23 . 1,699 1,709
APP-09697076.FP.FTS.B, 5.99%, 8/23/23 . 1,261 1,267
APP-08690959.FP.FTS.B, 5.99%, 9/30/23 . 1,645 1,651
APP-10212295.FP.FTS.B, 18.99%,
10/02/23 .......................... 1,879 1,891
APP-10234320.FP.FTS.B, 17.49%,
10/03/23 .......................... 3,715 3,735
APP-10066897.FP.FTS.B, 17.49%,
10/04/23 .......................... 4,350 4,375
APP-10352555.FP.FTS.B, 5.99%, 10/12/23 1,188 1,192
APP-10486503.FP.FTS.B, 5.99%, 10/15/23 1,668 1,676
APP-10400699.FP.FTS.B, 5.99%, 10/25/23 1,830 1,842
APP-10463368.FP.FTS.B, 5.99%, 10/25/23 2,311 2,326
APP-10623835.FP.FTS.B, 16.49%, 11/05/23 3,086 3,103
APP-11197492.FP.FTS.B, 18.99%, 11/12/23 3,267 3,300
APP-11139483.FP.FTS.B, 5.99%, 11/14/23 2,274 2,290
APP-11265301.FP.FTS.B, 14.99%, 11/17/23 6,950 7,000
APP-11139070.FP.FTS.B, 5.99%, 11/18/23 2,526 2,545
APP-11237950.FP.FTS.B, 5.99%, 11/18/23 2,243 2,260
APP-10769596.FP.FTS.B, 5.99%, 11/23/23 2,036 2,051
APP-10678947.FP.FTS.B, 17.49%, 12/11/23 16,058 16,180
APP-10566307.FP.FTS.B, 5.99%, 12/15/23 3,242 3,263
APP-11194490.FP.FTS.B, 5.99%, 12/20/23 2,754 2,776
APP-11799309.FP.FTS.B, 5.99%, 12/26/23 2,594 2,617
APP-11799486.FP.FTS.B, 5.99%, 12/29/23 3,317 3,347
APP-10561269.FP.FTS.B, 5.99%, 1/02/24 . 2,031 2,040
APP-11333513.FP.FTS.B, 5.99%, 1/07/24 . 2,750 2,769
APP-11306679.FP.FTS.B, 5.99%, 1/08/24 . 2,749 2,768
APP-11333236.FP.FTS.B, 13.49%, 1/08/24 12,908 13,008
APP-11376511.FP.FTS.B, 17.99%, 1/08/24 4,190 4,228
APP-11341001.FP.FTS.B, 5.99%, 1/09/24 . 4,264 4,293
APP-11923967.FP.FTS.B, 13.74%, 1/15/24 5,583 5,622
APP-12263510.FP.FTS.B, 5.99%, 1/20/24 . 3,875 3,908
APP-12187185.FP.FTS.B, 5.99%, 1/25/24 . 3,799 3,834
APP-11336668.FP.FTS.B, 16.49%, 1/26/24 4,499 4,552
APP-09046319.FP.FTS.B, 18.99%, 2/01/24 3,158 3,178
APP-11810724.FP.FTS.B, 18.99%, 2/01/24 409 407
APP-11804310.FP.FTS.B, 15.49%, 2/03/24 2,672 2,688
APP-11799474.FP.FTS.B, 5.99%, 2/07/24 . 3,906 3,935
APP-11791795.FP.FTS.B, 13.99%, 2/10/24 15,303 1,712
APP-11781355.FP.FTS.B, 5.99%, 2/11/24 . 3,912 3,943
APP-11821370.FP.FTS.B, 5.99%, 2/12/24 . 4,529 4,566
APP-12119669.FP.FTS.B, 5.99%, 3/01/24 . 3,870 3,898
APP-11237608.FP.FTS.B, 5.99%, 3/10/24 . 4,655 4,694
APP-12135614.FP.FTS.B, 18.99%, 3/11/24 4,694 4,738
APP-12050162.FP.FTS.B, 5.99%, 3/13/24 . 5,088 5,140
APP-08959542.FP.FTS.B, 17.99%, 4/10/24 4,520 4,563
APP-07979930.FP.FTS.B, 12.49%, 4/15/24 9,748 9,827
APP-08978477.FP.FTS.B, 18.99%, 4/16/24 10,812 10,927
APP-08990977.FP.FTS.B, 17.49%, 4/20/24 5,419 5,472
APP-09046413.FP.FTS.B, 12.49%, 4/23/24 10,274 10,354

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-08924428.FP.FTS.B, 14.49%, 4/25/24 $ 4,998 $ 5,035
APP-08726790.FP.FTS.B, 14.49%, 4/30/24 2,213 2,210
APP-09087474.FP.FTS.B, 22.99%, 4/30/24 3,297 3,307
APP-09069437.FP.FTS.B, 25.49%, 4/30/24 5,060 5,051
APP-08978867.FP.FTS.B, 14.49%, 5/17/24 9,797 9,876
APP-09367838.FP.FTS.B, 17.99%, 5/20/24 3,331 3,356
APP-08969780.FP.FTS.B, 14.49%, 5/21/24 9,471 9,545
APP-09021781.FP.FTS.B, 12.99%, 5/22/24 11,949 12,050
APP-08870794.FP.FTS.B, 16.49%, 5/23/24 6,956 7,017
APP-08961356.FP.FTS.B, 22.49%, 5/29/24 4,747 4,755
APP-08925461.FP.FTS.B, 17.99%, 5/31/24 5,247 1,826
APP-09051644.FP.FTS.B, 23.49%, 6/10/24 5,202 5,200
APP-09086628.FP.FTS.B, 16.99%, 6/15/24 4,620 4,666
APP-08969775.FP.FTS.B, 12.99%, 6/21/24 12,770 12,883
APP-09356525.FP.FTS.B, 18.99%, 6/27/24 4,542 4,606
APP-09353776.FP.FTS.B, 21.99%, 6/27/24 11,668 4,337
APP-09302720.FP.FTS.B, 22.49%, 6/30/24 3,700 3,708
APP-09583612.FP.FTS.B, 15.24%, 7/01/24 8,100 8,131
APP-09354267.FP.FTS.B, 17.49%, 7/01/24 6,945 6,988
APP-09031376.FP.FTS.B, 14.49%, 7/03/24 7,682 7,736
APP-09331237.FP.FTS.B, 16.49%, 7/05/24 4,731 4,762
APP-09430684.FP.FTS.B, 23.49%, 7/05/24 5,617 5,623
APP-09345495.FP.FTS.B, 23.49%, 7/08/24 146 145
APP-09726629.FP.FTS.B, 12.24%, 7/09/24 8,777 8,841
APP-09341214.FP.FTS.B, 21.49%, 7/10/24 12,447 12,501
APP-09343576.FP.FTS.B, 23.49%, 7/10/24 7,991 8,008
APP-12243834.FP.FTS.B, 18.49%, 7/27/24 3,381 3,399
APP-09726602.FP.FTS.B, 17.49%, 8/12/24 8,381 8,403
APP-09799095.FP.FTS.B, 19.99%, 8/12/24 3,676 3,693
APP-09799610.FP.FTS.B, 21.99%, 8/12/24 8,857 8,914
APP-09776505.FP.FTS.B, 12.24%, 8/15/24 4,574 4,599
APP-10159829.FP.FTS.B, 15.49%, 8/15/24 6,975 7,024
APP-10254713.FP.FTS.B, 19.99%, 8/17/24 5,694 1,973
APP-09791798.FP.FTS.B, 14.99%, 8/18/24 22,706 4,698
APP-09726592.FP.FTS.B, 12.24%, 8/20/24 11,593 11,702
APP-09726689.FP.FTS.B, 15.99%, 8/20/24 7,950 8,024
APP-09786718.FP.FTS.B, 21.49%, 8/20/24 6,309 2,211
APP-10228488.FP.FTS.B, 23.99%, 8/20/24 11,636 2,619
APP-10203850.FP.FTS.B, 10.49%, 8/21/24 11,460 11,565
APP-09708878.FP.FTS.B, 15.49%, 8/24/24 3,601 3,640
APP-09808886.FP.FTS.B, 19.99%, 8/24/24 4,639 4,690
APP-09726492.FP.FTS.B, 12.24%, 8/25/24 7,727 7,809
APP-10379461.FP.FTS.B, 10.49%, 9/02/24 12,149 12,229
APP-09939798.FP.FTS.B, 17.99%, 9/23/24 6,111 6,159
APP-09776493.FP.FTS.B, 10.49%, 9/25/24 9,020 9,101
APP-10432773.FP.FTS.B, 16.99%, 9/30/24 5,377 5,400
APP-10148177.FP.FTS.B, 14.99%,
10/01/24 .......................... 10,634 10,645
APP-10101337.FP.FTS.B, 11.99%, 10/02/24 23,716 23,919
APP-10170244.FP.FTS.B, 13.24%,
10/02/24 .......................... 19,610 19,763
APP-10624388.FP.FTS.B, 15.49%,
10/02/24 .......................... 4,172 4,197
APP-10687787.FP.FTS.B, 23.99%,
10/02/24 .......................... 4,397 4,361
APP-10459273.FP.FTS.B, 15.99%,
10/03/24 .......................... 11,083 11,069
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09776210.FP.FTS.B, 13.49%,
10/04/24 .......................... $ 15,290 $ 15,317
APP-10060644.FP.FTS.B, 13.99%,
10/04/24 .......................... 24,675 24,858
APP-10195787.FP.FTS.B, 25.49%,
10/04/24 .......................... 6,080 6,026
APP-10402043.FP.FTS.B, 17.99%,
10/05/24 .......................... 12,735 12,727
APP-10396556.FP.FTS.B, 25.49%,
10/05/24 .......................... 5,691 5,664
APP-10682620.FP.FTS.B, 16.49%,
10/07/24 .......................... 1,766 1,768
APP-10481124.FP.FTS.B, 12.74%, 10/12/24 11,936 12,029
APP-10479777.FP.FTS.B, 17.49%,
10/12/24 .......................... 5,185 5,157
APP-10135442.FP.FTS.B, 10.99%,
10/16/24 .......................... 17,032 17,189
APP-10372817.FP.FTS.B, 15.49%,
10/17/24 .......................... 9,642 9,722
APP-10385640.FP.FTS.B, 23.99%,
10/17/24 .......................... 4,592 4,610
APP-10451908.FP.FTS.B, 11.99%, 10/20/24 25,970 26,217
APP-09299774.FP.FTS.B, 23.49%,
10/21/24 .......................... 2,176 2,144
APP-10444462.FP.FTS.B, 8.49%, 10/23/24 15,621 15,775
APP-10060529.FP.FTS.B, 10.49%,
10/25/24 .......................... 8,450 8,539
APP-10314676.FP.FTS.B, 12.74%,
10/26/24 .......................... 11,360 11,483
APP-10459518.FP.FTS.B, 15.49%,
10/29/24 .......................... 13,722 13,726
APP-10566736.FP.FTS.B, 16.49%, 11/04/24 8,734 8,749
APP-10769779.FP.FTS.B, 5.99%, 11/09/24 2,430 2,438
APP-10693186.FP.FTS.B, 10.49%, 11/10/24 9,461 9,540
APP-11194733.FP.FTS.B, 8.99%, 11/11/24 20,273 20,439
APP-10096028.FP.FTS.B, 9.99%, 11/14/24 24,776 25,002
APP-11333295.FP.FTS.B, 8.49%, 11/15/24 7,528 7,592
APP-10688393.FP.FTS.B, 12.74%, 11/15/24 12,417 12,529
APP-11333515.FP.FTS.B, 16.49%, 11/16/24 8,618 8,660
APP-10683469.FP.FTS.B, 23.99%, 11/16/24 11,980 11,938
APP-11307681.FP.FTS.B, 25.49%, 11/16/24 5,275 5,241
APP-10670881.FP.FTS.B, 10.24%, 11/17/24 7,309 7,372
APP-11237920.FP.FTS.B, 17.99%, 11/17/24 6,193 6,221
APP-11283774.FP.FTS.B, 8.49%, 11/25/24 6,434 6,470
APP-11333230.FP.FTS.B, 12.49%, 11/25/24 16,187 16,347
APP-11382302.FP.FTS.B, 16.99%, 11/25/24 6,383 6,445
APP-11799510.FP.FTS.B, 16.99%, 12/15/24 6,089 6,122
APP-11194500.FP.FTS.B, 10.49%, 12/20/24 13,806 13,937
APP-11316386.FP.FTS.B, 13.49%, 12/20/24 9,374 9,450
APP-11319377.FP.FTS.B, 25.49%, 12/20/24 6,903 2,548
APP-11793984.FP.FTS.B, 25.49%, 12/20/24 6,376 6,368
APP-11799271.FP.FTS.B, 14.99%, 12/21/24 12,915 12,980
APP-11383917.FP.FTS.B, 12.74%, 12/26/24 9,192 9,288
APP-11045167.FP.FTS.B, 10.49%, 12/28/24 9,508 9,577
APP-11388022.FP.FTS.B, 19.99%, 12/28/24 6,262 6,318
APP-11802632.FP.FTS.B, 9.74%, 12/29/24 7,417 7,475
APP-11314678.FP.FTS.B, 15.49%, 12/31/24 9,201 5,223
APP-11297354.FP.FTS.B, 8.49%, 1/01/25 . 8,197 8,264

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11022117.FP.FTS.B, 8.49%, 1/02/25 . $ 9,533 $ 9,613
APP-11237990.FP.FTS.B, 10.74%, 1/02/25 5,040 5,040
APP-11333266.FP.FTS.B, 15.49%, 1/02/25 7,086 7,068
APP-11022245.FP.FTS.B, 15.99%, 1/02/25 11,149 11,130
APP-11307931.FP.FTS.B, 21.99%, 1/02/25 4,139 4,032
APP-10624639.FP.FTS.B, 10.49%, 1/03/25 14,900 15,033
APP-11265704.FP.FTS.B, 13.99%, 1/03/25 23,229 23,229
APP-11187320.FP.FTS.B, 14.99%, 1/03/25 12,853 12,842
APP-11382734.FP.FTS.B, 23.49%, 1/04/25 7,432 7,321
APP-11320650.FP.FTS.B, 23.99%, 1/06/25 9,749 9,617
APP-11373259.FP.FTS.B, 14.99%, 1/07/25 19,441 19,437
APP-11333496.FP.FTS.B, 18.99%, 1/07/25 5,617 5,616
APP-09356867.FP.FTS.B, 9.99%, 1/08/25 . 29,228 29,499
APP-11398498.FP.FTS.B, 19.49%, 1/08/25 9,792 9,581
APP-11389002.FP.FTS.B, 17.99%, 1/09/25 4,713 4,725
APP-11319269.FP.FTS.B, 21.99%, 1/09/25 12,757 12,618
APP-11694688.FP.FTS.B, 18.99%, 1/12/25 7,794 7,784
APP-12194196.FP.FTS.B, 13.24%, 1/16/25 31,279 31,492
APP-09868557.FP.FTS.B, 11.99%, 1/20/25 12,137 12,244
APP-12106244.FP.FTS.B, 18.99%, 1/22/25 8,381 8,397
APP-12139687.FP.FTS.B, 11.74%, 1/23/25 24,566 24,803
APP-12017001.FP.FTS.B, 9.74%, 1/24/25 . 10,888 11,001
APP-12207671.FP.FTS.B, 16.99%, 1/25/25 6,397 6,447
APP-12266979.FP.FTS.B, 11.74%, 1/28/25 14,961 15,120
APP-11323523.FP.FTS.B, 23.99%, 1/30/25 8,819 5,569
APP-11803536.FP.FTS.B, 13.99%, 2/01/25 18,279 18,372
APP-11792552.FP.FTS.B, 17.49%, 2/01/25 18,000 17,885
APP-11767460.FP.FTS.B, 13.74%, 2/12/25 19,813 19,981
APP-11594848.FP.FTS.B, 14.99%, 2/12/25 15,114 5,033
APP-11803668.FP.FTS.B, 23.99%, 2/13/25 5,143 5,058
APP-10657504.FP.FTS.B, 14.99%, 2/22/25 22,130 22,243
APP-12227846.FP.FTS.B, 9.49%, 3/01/25 . 15,197 15,317
APP-12223360.FP.FTS.B, 15.74%, 3/01/25 23,357 23,252
APP-11194436.FP.FTS.B, 15.99%, 3/01/25 20,417 20,471
APP-12257518.FP.FTS.B, 18.99%, 3/01/25 9,491 9,371
APP-11946510.FP.FTS.B, 12.74%, 3/04/25 6,994 7,065
APP-08749214.FP.FTS.B, 20.49%, 3/05/25 7,914 8,095
APP-12244086.FP.FTS.B, 15.49%, 3/11/25 12,284 12,150
APP-12119651.FP.FTS.B, 8.99%, 3/12/25 . 19,657 19,861
APP-12139540.FP.FTS.B, 9.99%, 3/12/25 . 9,727 9,818
APP-08503046.FP.FTS.B, 12.99%, 3/12/25 18,492 18,724
APP-11946706.FP.FTS.B, 14.49%, 3/12/25 11,016 11,040
APP-12239890.FP.FTS.B, 23.99%, 3/12/25 8,317 8,227
APP-12246852.FP.FTS.B, 23.99%, 3/12/25 11,702 11,554
APP-10005462.FP.FTS.B, 9.74%, 3/13/25 . 9,501 9,605
APP-12139811.FP.FTS.B, 11.74%, 3/13/25 19,005 19,182
APP-12216739.FP.FTS.B, 16.99%, 3/13/25 13,948 13,929
APP-10177953.FP.FTS.B, 17.99%, 4/01/25 4,980 4,947
APP-08957136.FP.FTS.B, 14.99%, 4/15/25 17,108 17,339
APP-11394558.FP.FTS.B, 14.99%, 4/15/25 13,045 13,077
APP-08980006.FP.FTS.B, 16.49%, 4/17/25 7,648 7,764
APP-09058670.FP.FTS.B, 16.49%, 4/27/25 5,801 5,915
APP-08944850.FP.FTS.B, 18.49%, 5/02/25 10,999 2,003
APP-09302675.FP.FTS.B, 15.99%, 5/14/25 7,492 7,596
APP-09216358.FP.FTS.B, 14.99%, 5/16/25 26,731 27,065
APP-08976296.FP.FTS.B, 18.49%, 5/17/25 7,637 7,765
APP-09335187.FP.FTS.B, 16.99%, 5/20/25 7,977 8,186
APP-08870796.FP.FTS.B, 19.49%, 5/23/25 5,426 5,570
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-08914897.FP.FTS.B, 12.99%, 5/29/25 $ 11,541 $ 11,712
APP-08967293.FP.FTS.B, 17.49%, 5/29/25 12,295 12,556
APP-09071487.FP.FTS.B, 16.99%, 5/30/25 12,089 12,254
APP-09014884.FP.FTS.B, 14.99%, 5/31/25 24,691 25,051
APP-09231496.FP.FTS.B, 14.99%, 6/01/25 30,567 30,930
APP-08988851.FP.FTS.B, 16.99%, 6/01/25 32,212 32,775
APP-09029616.FP.FTS.B, 21.49%, 6/03/25 2,548 2,539
APP-08980050.FP.FTS.B, 14.99%, 6/04/25 15,630 15,875
APP-09023075.FP.FTS.B, 14.99%, 6/05/25 15,045 15,293
APP-09114468.FP.FTS.B, 16.49%, 6/05/25 10,197 1,932
APP-09036276.FP.FTS.B, 18.99%, 6/05/25 24,937 25,390
APP-09134525.FP.FTS.B, 19.99%, 6/05/25 17,459 17,944
APP-09045917.FP.FTS.B, 18.99%, 6/11/25 21,042 21,573
APP-09076478.FP.FTS.B, 20.49%, 6/13/25 15,853 16,395
APP-09106073.FP.FTS.B, 19.99%, 6/14/25 6,316 6,496
APP-09130603.FP.FTS.B, 12.99%, 6/15/25 11,791 11,971
APP-09012739.FP.FTS.B, 14.49%, 6/15/25 8,593 2,573
APP-09130807.FP.FTS.B, 14.99%, 6/16/25 12,160 12,339
APP-09046414.FP.FTS.B, 14.99%, 6/23/25 20,930 21,261
APP-09352017.FP.FTS.B, 16.99%, 6/27/25 5,061 3,620
APP-09302995.FP.FTS.B, 14.99%, 7/10/25 6,879 6,998
APP-09352779.FP.FTS.B, 18.49%, 7/10/25 5,847 5,960
APP-09375788.FP.FTS.B, 18.49%, 7/10/25 6,372 6,518
APP-09354577.FP.FTS.B, 18.49%, 7/11/25 12,822 13,075
APP-09100537.FP.FTS.B, 17.99%, 7/15/25 8,417 8,578
APP-09355200.FP.FTS.B, 14.99%, 7/17/25 27,110 8,248
APP-09428299.FP.FTS.B, 17.99%, 7/19/25 23,367 23,937
APP-08991172.FP.FTS.B, 17.49%, 8/05/25 4,990 5,095
APP-09765452.FP.FTS.B, 16.49%, 8/08/25 10,867 11,106
APP-09717803.FP.FTS.B, 18.49%, 8/10/25 6,430 6,528
APP-10142907.FP.FTS.B, 14.99%, 8/12/25 30,659 31,104
APP-09813384.FP.FTS.B, 12.74%, 8/13/25 15,326 15,540
APP-09797956.FP.FTS.B, 14.74%, 8/13/25 10,769 10,925
APP-08970788.FP.FTS.B, 17.49%, 8/16/25 6,985 7,135
APP-10203250.FP.FTS.B, 13.24%, 8/17/25 11,620 11,802
APP-09775671.FP.FTS.B, 18.49%, 8/23/25 13,237 13,633
APP-09789796.FP.FTS.B, 17.99%, 8/24/25 17,500 17,959
APP-09776164.FP.FTS.B, 15.99%, 8/25/25 8,350 8,516
APP-09262014.FP.FTS.B, 14.99%, 8/27/25 16,834 4,932
APP-09786759.FP.FTS.B, 21.99%, 8/27/25 4,740 4,692
APP-10450365.FP.FTS.B, 10.99%, 9/03/25 11,731 11,869
APP-10476920.FP.FTS.B, 8.99%, 9/06/25 . 13,206 13,377
APP-10400942.FP.FTS.B, 10.99%, 9/10/25 9,925 10,058
APP-10444335.FP.FTS.B, 11.49%, 9/11/25 25,573 25,904
APP-10510050.FP.FTS.B, 16.99%, 9/18/25 9,560 9,730
APP-10561719.FP.FTS.B, 12.74%, 9/20/25 8,126 8,252
APP-10432695.FP.FTS.B, 16.99%, 9/20/25 34,294 34,795
APP-10156735.FP.FTS.B, 16.49%, 9/23/25 17,842 18,259
APP-10561277.FP.FTS.B, 19.49%, 9/25/25 6,750 6,658
APP-10248500.FP.FTS.B, 22.99%, 9/27/25 29,705 30,498
APP-10156534.FP.FTS.B, 10.99%, 9/30/25 17,218 17,448
APP-10204096.FP.FTS.B, 10.99%,
10/01/25 .......................... 13,865 14,067
APP-09708653.FP.FTS.B, 13.24%,
10/01/25 .......................... 15,663 15,879
APP-10060747.FP.FTS.B, 13.74%,
10/01/25 .......................... 18,682 18,967

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10157176.FP.FTS.B, 16.49%,
10/01/25 .......................... $ 15,830 $ 16,123
APP-10459241.FP.FTS.B, 17.99%,
10/01/25 .......................... 9,421 9,559
APP-10203214.FP.FTS.B, 18.99%,
10/01/25 .......................... 14,704 14,965
APP-10244672.FP.FTS.B, 20.99%,
10/01/25 .......................... 14,122 14,352
APP-10682601.FP.FTS.B, 16.49%,
10/02/25 .......................... 27,232 2,791
APP-10684832.FP.FTS.B, 20.99%,
10/02/25 .......................... 7,469 7,550
APP-10092907.FP.FTS.B, 17.99%,
10/04/25 .......................... 20,954 21,303
APP-09979972.FP.FTS.B, 14.49%,
10/05/25 .......................... 28,368 28,742
APP-10263399.FP.FTS.B, 26.49%,
10/08/25 .......................... 5,801 1,973
APP-10770205.FP.FTS.B, 18.49%,
10/09/25 .......................... 8,364 1,609
APP-10485308.FP.FTS.B, 16.99%,
10/12/25 .......................... 10,240 10,412
APP-10480296.FP.FTS.B, 19.49%,
10/12/25 .......................... 10,517 10,771
APP-10293468.FP.FTS.B, 12.49%,
10/15/25 .......................... 30,505 30,930
APP-10354360.FP.FTS.B, 19.49%,
10/15/25 .......................... 17,459 17,856
APP-10479307.FP.FTS.B, 19.99%,
10/15/25 .......................... 11,432 11,673
APP-10384915.FP.FTS.B, 16.49%,
10/17/25 .......................... 12,280 12,476
APP-10497677.FP.FTS.B, 12.74%,
10/20/25 .......................... 8,648 8,786
APP-10567121.FP.FTS.B, 13.24%,
10/20/25 .......................... 15,825 16,071
APP-10578108.FP.FTS.B, 14.49%,
10/22/25 .......................... 20,142 20,543
APP-10315400.FP.FTS.B, 16.49%,
10/22/25 .......................... 17,987 18,358
APP-10474872.FP.FTS.B, 18.99%,
10/28/25 .......................... 9,346 9,484
APP-10519197.FP.FTS.B, 15.99%,
10/29/25 .......................... 24,642 25,023
APP-10692380.FP.FTS.B, 16.49%, 11/01/25 22,237 22,451
APP-10689729.FP.FTS.B, 13.99%, 11/05/25 7,131 7,222
APP-10606420.FP.FTS.B, 10.99%, 11/15/25 21,330 21,655
APP-10839237.FP.FTS.B, 10.99%, 11/15/25 15,802 16,022
APP-11210666.FP.FTS.B, 10.99%, 11/15/25 15,376 15,574
APP-11376181.FP.FTS.B, 10.99%, 11/15/25 9,978 10,105
APP-11237796.FP.FTS.B, 16.49%, 11/15/25 12,871 13,107
APP-10776817.FP.FTS.B, 16.99%, 11/15/25 28,101 28,445
APP-11280073.FP.FTS.B, 17.49%, 11/15/25 25,539 5,135
APP-11398866.FP.FTS.B, 12.74%, 11/16/25 8,713 8,821
APP-10681833.FP.FTS.B, 15.99%, 11/16/25 21,509 21,869
APP-10768953.FP.FTS.B, 18.99%, 11/17/25 9,312 9,521
APP-10773457.FP.FTS.B, 11.49%, 11/22/25 15,599 15,727
APP-10692429.FP.FTS.B, 20.99%, 11/22/25 7,664 7,837
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11802431.FP.FTS.B, 10.24%, 12/18/25 $ 9,685 $ 9,813
APP-10770088.FP.FTS.B, 10.99%,
12/18/25 .......................... 20,318 20,637
APP-11305215.FP.FTS.B, 13.24%, 12/19/25 11,965 12,149
APP-11194608.FP.FTS.B, 10.99%, 12/20/25 13,283 13,476
APP-11253357.FP.FTS.B, 13.24%, 12/20/25 13,108 13,274
APP-11237745.FP.FTS.B, 17.49%, 12/20/25 6,596 6,698
APP-11793362.FP.FTS.B, 17.99%, 12/20/25 29,352 29,661
APP-10746117.FP.FTS.B, 8.99%, 12/26/25 12,942 13,132
APP-11379674.FP.FTS.B, 11.49%, 12/26/25 27,561 27,985
APP-11772465.FP.FTS.B, 10.99%, 12/27/25 28,455 28,781
APP-11384860.FP.FTS.B, 12.49%, 12/28/25 29,048 29,491
APP-11805285.FP.FTS.B, 16.99%, 12/29/25 10,171 5,591
APP-11249658.FP.FTS.B, 10.49%, 1/02/26 32,218 32,683
APP-11374960.FP.FTS.B, 14.99%, 1/02/26 3,493 3,468
APP-11104135.FP.FTS.B, 11.49%, 1/03/26 27,726 28,140
APP-11321062.FP.FTS.B, 14.49%, 1/03/26 9,593 9,695
APP-11411443.FP.FTS.B, 17.49%, 1/03/26 9,915 10,000
APP-11287073.FP.FTS.B, 21.99%, 1/03/26 24,509 24,760
APP-11378327.FP.FTS.B, 17.99%, 1/07/26 10,112 10,233
APP-11397672.FP.FTS.B, 12.49%, 1/08/26 36,237 36,792
APP-11380825.FP.FTS.B, 18.49%, 1/08/26 13,577 13,747
APP-11279539.FP.FTS.B, 15.99%, 1/09/26 7,780 7,907
APP-11403530.FP.FTS.B, 19.49%, 1/09/26 7,922 8,028
APP-11104456.FP.FTS.B, 10.99%, 1/17/26 8,451 8,564
APP-12244806.FP.FTS.B, 16.74%, 1/22/26 23,314 23,714
APP-12125189.FP.FTS.B, 19.49%, 1/25/26 12,219 12,454
APP-12229052.FP.FTS.B, 17.99%, 1/26/26 15,178 15,481
APP-12243882.FP.FTS.B, 19.49%, 1/27/26 8,034 8,189
APP-11803364.FP.FTS.B, 10.24%, 2/01/26 13,519 13,692
APP-11816651.FP.FTS.B, 26.49%, 2/01/26 6,096 6,118
APP-11770041.FP.FTS.B, 15.99%, 2/02/26 9,207 9,295
APP-11792403.FP.FTS.B, 13.99%, 2/03/26 17,546 17,732
APP-11335385.FP.FTS.B, 10.99%, 2/04/26 13,646 13,836
APP-11751019.FP.FTS.B, 15.99%, 2/05/26 3,904 3,918
APP-11785448.FP.FTS.B, 13.49%, 2/11/26 14,624 14,840
APP-11799618.FP.FTS.B, 15.24%, 2/11/26 7,962 8,078
APP-11799543.FP.FTS.B, 13.24%, 2/12/26 7,688 7,812
APP-11817724.FP.FTS.B, 20.74%, 2/12/26 17,917 18,127
APP-11802110.FP.FTS.B, 16.99%, 2/13/26 19,245 19,534
APP-10476373.FP.FTS.B, 10.99%, 2/25/26 11,513 11,703
APP-12285827.FP.FTS.B, 13.24%, 3/01/26 8,134 8,236
APP-11946533.FP.FTS.B, 16.24%, 3/01/26 23,887 24,065
APP-12236342.FP.FTS.B, 16.49%, 3/08/26 19,448 19,602
APP-12231516.FP.FTS.B, 15.99%, 3/09/26 7,427 7,558
APP-12223796.FP.FTS.B, 21.24%, 3/11/26 21,083 21,239
APP-12243350.FP.FTS.B, 9.99%, 3/12/26 . 8,757 8,804
APP-12201290.FP.FTS.B, 14.74%, 3/12/26 18,480 18,377
APP-12106220.FP.FTS.B, 18.99%, 3/12/26 10,201 10,328
APP-12140905.FP.FTS.B, 24.99%, 3/12/26 7,741 7,830
APP-12262753.FP.FTS.B, 14.99%, 3/14/26 16,910 17,089
APP-08739403.FP.FTS.B, 16.99%, 3/21/26 19,280 19,672
APP-11393685.FP.FTS.B, 17.49%, 3/30/26 21,867 22,142
APP-08907777.FP.FTS.B, 17.99%, 4/12/26 5,449 5,600
APP-08330688.FP.FTS.B, 14.99%, 4/15/26 16,798 17,103
APP-08985969.FP.FTS.B, 18.99%, 4/15/26 15,985 3,015
APP-08971565.FP.FTS.B, 17.99%, 4/16/26 19,311 19,615
APP-08979775.FP.FTS.B, 23.99%, 4/16/26 20,319 21,073

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09077004.FP.FTS.B, 16.99%, 4/17/26 $ 7,240 $ 7,367
APP-08698355.FP.FTS.B, 18.99%, 4/17/26 12,408 12,704
APP-08999178.FP.FTS.B, 17.99%, 4/20/26 18,880 19,435
APP-09019999.FP.FTS.B, 13.49%, 4/22/26 33,534 34,134
APP-09100185.FP.FTS.B, 18.99%, 4/30/26 8,627 8,801
APP-09087999.FP.FTS.B, 21.49%, 4/30/26 23,081 23,545
APP-08979983.FP.FTS.B, 19.99%, 5/01/26 8,500 8,662
APP-08726744.FP.FTS.B, 21.49%, 5/01/26 26,381 26,955
APP-09232273.FP.FTS.B, 19.49%, 5/03/26 31,701 3,397
APP-08741967.FP.FTS.B, 17.49%, 5/05/26 21,338 21,733
APP-08676164.FP.FTS.B, 20.99%, 5/05/26 6,974 2,191
APP-09232139.FP.FTS.B, 22.49%, 5/07/26 23,407 24,022
APP-09321377.FP.FTS.B, 17.49%, 5/15/26 18,521 18,798
APP-08975984.FP.FTS.B, 16.99%, 5/17/26 14,741 15,005
APP-10214931.FP.FTS.B, 15.99%, 5/19/26 32,236 32,644
APP-08950723.FP.FTS.B, 14.99%, 5/21/26 10,853 11,051
APP-08882597.FP.FTS.B, 17.49%, 5/22/26 27,444 27,991
APP-09015317.FP.FTS.B, 18.99%, 5/22/26 15,102 15,337
APP-08994245.FP.FTS.B, 22.99%, 5/22/26 34,285 35,469
APP-09017828.FP.FTS.B, 26.49%, 5/22/26 8,361 879
APP-09024930.FP.FTS.B, 13.49%, 5/23/26 6,488 6,599
APP-09018294.FP.FTS.B, 18.99%, 5/23/26 16,934 17,440
APP-09025472.FP.FTS.B, 19.99%, 5/23/26 14,720 15,226
APP-08902866.FP.FTS.B, 20.49%, 5/23/26 18,521 19,145
APP-09012359.FP.FTS.B, 23.49%, 5/23/26 11,711 12,139
APP-08934150.FP.FTS.B, 17.99%, 5/25/26 1,228 1,227
APP-08979821.FP.FTS.B, 16.49%, 5/26/26 11,111 11,297
APP-12219829.FP.FTS.B, 16.99%, 5/26/26 10,200 10,337
APP-09341585.FP.FTS.B, 22.99%, 5/26/26 13,391 2,080
APP-09356444.FP.FTS.B, 17.49%, 5/27/26 14,231 14,636
APP-09437723.FP.FTS.B, 20.99%, 5/27/26 16,300 16,730
APP-09352425.FP.FTS.B, 14.99%, 5/28/26 22,566 22,956
APP-08989489.FP.FTS.B, 22.99%, 5/28/26 7,497 7,651
APP-08924259.FP.FTS.B, 15.49%, 5/29/26 25,010 25,469
APP-09016739.FP.FTS.B, 15.49%, 5/29/26 23,220 23,662
APP-09057970.FP.FTS.B, 16.99%, 5/29/26 7,554 1,371
APP-09057834.FP.FTS.B, 18.99%, 5/29/26 18,854 19,229
APP-08970339.FP.FTS.B, 22.49%, 5/29/26 12,819 13,073
APP-09330764.FP.FTS.B, 22.49%, 5/29/26 5,803 5,742
APP-09063657.FP.FTS.B, 22.99%, 5/29/26 35,285 36,321
APP-08923777.FP.FTS.B, 12.99%, 5/30/26 20,206 20,553
APP-08970713.FP.FTS.B, 12.99%, 5/30/26 19,718 20,056
APP-08924285.FP.FTS.B, 14.99%, 5/30/26 14,301 14,544
APP-08972934.FP.FTS.B, 17.49%, 5/30/26 9,224 1,395
APP-08967703.FP.FTS.B, 19.49%, 5/30/26 1,993 1,973
APP-08976475.FP.FTS.B, 20.99%, 5/30/26 9,615 9,837
APP-09021433.FP.FTS.B, 21.99%, 5/30/26 3,578 3,549
APP-08924296.FP.FTS.B, 22.49%, 5/30/26 20,123 20,200
APP-09095354.FP.FTS.B, 12.99%, 5/31/26 16,547 16,784
APP-08950786.FP.FTS.B, 18.99%, 5/31/26 12,942 13,224
APP-09088134.FP.FTS.B, 18.99%, 5/31/26 3,531 3,500
APP-08974488.FP.FTS.B, 21.49%, 5/31/26 11,213 11,480
APP-09060458.FP.FTS.B, 22.49%, 5/31/26 9,290 9,511
APP-09095478.FP.FTS.B, 13.49%, 6/01/26 9,576 9,596
APP-09013810.FP.FTS.B, 14.99%, 6/01/26 8,484 8,627
APP-09020308.FP.FTS.B, 16.99%, 6/01/26 14,358 14,616
APP-09029242.FP.FTS.B, 17.49%, 6/01/26 35,807 36,392
APP-09081945.FP.FTS.B, 17.49%, 6/01/26 13,300 13,438
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-08816539.FP.FTS.B, 20.49%, 6/01/26 $ 17,859 $ 18,257
APP-08960464.FP.FTS.B, 20.99%, 6/01/26 25,721 26,318
APP-09109896.FP.FTS.B, 21.99%, 6/01/26 5,416 5,381
APP-08991906.FP.FTS.B, 21.49%, 6/02/26 19,927 20,466
APP-09010389.FP.FTS.B, 12.99%, 6/03/26 16,302 16,582
APP-09010521.FP.FTS.B, 12.99%, 6/04/26 11,894 12,101
APP-09018394.FP.FTS.B, 13.49%, 6/04/26 27,976 28,466
APP-08847606.FP.FTS.B, 15.49%, 6/04/26 28,747 29,211
APP-08907106.FP.FTS.B, 17.49%, 6/04/26 8,307 8,464
APP-08980085.FP.FTS.B, 18.99%, 6/04/26 4,743 4,749
APP-08979954.FP.FTS.B, 12.99%, 6/05/26 18,480 18,832
APP-09020682.FP.FTS.B, 12.99%, 6/05/26 10,179 2,875
APP-09017269.FP.FTS.B, 14.99%, 6/05/26 17,756 18,089
APP-09105301.FP.FTS.B, 14.99%, 6/05/26 11,713 11,887
APP-09017547.FP.FTS.B, 15.49%, 6/05/26 4,842 4,835
APP-09025257.FP.FTS.B, 17.49%, 6/05/26 14,468 14,792
APP-09142993.FP.FTS.B, 17.99%, 6/05/26 18,916 19,272
APP-09087784.FP.FTS.B, 18.99%, 6/05/26 5,494 5,530
APP-09027027.FP.FTS.B, 21.49%, 6/05/26 15,833 16,151
APP-08960524.FP.FTS.B, 12.99%, 6/06/26 17,052 17,356
APP-08923668.FP.FTS.B, 21.49%, 6/06/26 9,960 10,175
APP-09054133.FP.FTS.B, 20.99%, 6/08/26 7,404 7,582
APP-09083545.FP.FTS.B, 15.49%, 6/10/26 29,773 30,286
APP-09078022.FP.FTS.B, 16.99%, 6/10/26 16,141 8,549
APP-09096295.FP.FTS.B, 17.49%, 6/10/26 13,094 13,381
APP-09081667.FP.FTS.B, 21.49%, 6/10/26 4,576 1,926
APP-09070140.FP.FTS.B, 12.99%, 6/12/26 11,058 11,260
APP-09074502.FP.FTS.B, 17.49%, 6/12/26 25,319 25,850
APP-09074432.FP.FTS.B, 19.99%, 6/12/26 8,856 9,112
APP-09057421.FP.FTS.B, 21.49%, 6/12/26 27,518 28,195
APP-09070087.FP.FTS.B, 24.49%, 6/12/26 22,989 23,582
APP-08447667.FP.FTS.B, 12.99%, 6/13/26 17,428 17,752
APP-08649324.FP.FTS.B, 20.49%, 6/13/26 18,542 19,064
APP-09045278.FP.FTS.B, 12.99%, 6/14/26 8,789 8,944
APP-09096903.FP.FTS.B, 12.99%, 6/15/26 11,820 12,023
APP-08847769.FP.FTS.B, 14.99%, 6/15/26 10,848 11,056
APP-09213296.FP.FTS.B, 14.99%, 6/15/26 20,950 21,281
APP-09111302.FP.FTS.B, 18.49%, 6/15/26 36,356 37,225
APP-09241097.FP.FTS.B, 20.49%, 6/15/26 16,350 16,702
APP-09242266.FP.FTS.B, 22.99%, 6/15/26 24,419 24,893
APP-09133899.FP.FTS.B, 22.99%, 6/16/26 28,924 29,488
APP-09029834.FP.FTS.B, 18.49%, 6/18/26 8,986 9,174
APP-09132903.FP.FTS.B, 18.99%, 6/18/26 15,413 15,825
APP-09125842.FP.FTS.B, 20.49%, 6/18/26 19,189 19,771
APP-09281875.FP.FTS.B, 14.99%, 6/20/26 19,645 19,951
APP-09122466.FP.FTS.B, 16.99%, 6/20/26 19,252 19,639
APP-09290922.FP.FTS.B, 25.49%, 6/22/26 15,144 15,624
APP-09351595.FP.FTS.B, 15.49%, 6/27/26 24,844 25,286
APP-09341526.FP.FTS.B, 23.49%, 6/27/26 7,453 7,710
APP-09198220.FP.FTS.B, 15.49%, 6/28/26 10,094 10,400
APP-09238269.FP.FTS.B, 15.49%, 6/28/26 35,382 36,078
APP-09096348.FP.FTS.B, 18.99%, 6/28/26 17,975 18,278
APP-09201816.FP.FTS.B, 19.49%, 6/28/26 7,922 8,063
APP-09129616.FP.FTS.B, 20.99%, 6/28/26 15,717 16,206
APP-09374876.FP.FTS.B, 17.49%, 6/29/26 29,086 29,492
APP-09335597.FP.FTS.B, 19.99%, 6/29/26 25,068 25,500
APP-09045155.FP.FTS.B, 20.99%, 6/29/26 10,692 10,883
APP-09355512.FP.FTS.B, 20.99%, 6/29/26 10,448 10,614

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-08967513.FP.FTS.B, 23.49%, 6/30/26 $ 8,668 $ 2,875
APP-08979130.FP.FTS.B, 24.49%, 6/30/26 26,028 2,811
APP-08984739.FP.FTS.B, 17.49%, 7/01/26 36,029 36,668
APP-09785029.FP.FTS.B, 17.99%, 7/01/26 6,884 6,945
APP-09789894.FP.FTS.B, 21.49%, 7/01/26 16,597 16,884
APP-09351048.FP.FTS.B, 22.49%, 7/01/26 13,178 1,301
APP-09771718.FP.FTS.B, 18.49%, 7/02/26 27,810 28,289
APP-09274045.FP.FTS.B, 22.49%, 7/02/26 19,135 19,501
APP-09717698.FP.FTS.B, 13.24%, 7/03/26 16,065 16,269
APP-08998864.FP.FTS.B, 26.49%, 7/03/26 7,939 2,148
APP-09290915.FP.FTS.B, 17.49%, 7/04/26 14,735 15,015
APP-09379010.FP.FTS.B, 22.49%, 7/04/26 17,395 17,722
APP-09029840.FP.FTS.B, 13.49%, 7/05/26 20,560 20,874
APP-09490392.FP.FTS.B, 13.99%, 7/05/26 35,667 36,137
APP-09322470.FP.FTS.B, 15.49%, 7/05/26 20,987 21,352
APP-09778974.FP.FTS.B, 21.49%, 7/05/26 34,692 35,309
APP-09569037.FP.FTS.B, 13.24%, 7/06/26 20,537 20,818
APP-09445164.FP.FTS.B, 13.49%, 7/06/26 25,228 25,605
APP-09441854.FP.FTS.B, 17.49%, 7/06/26 14,566 14,863
APP-09161618.FP.FTS.B, 17.99%, 7/06/26 25,176 25,664
APP-09427047.FP.FTS.B, 19.99%, 7/06/26 9,110 9,330
APP-09447903.FP.FTS.B, 23.49%, 7/06/26 16,731 16,846
APP-09448166.FP.FTS.B, 14.99%, 7/07/26 20,681 21,100
APP-09354737.FP.FTS.B, 15.49%, 7/07/26 5,436 5,533
APP-09207999.FP.FTS.B, 20.49%, 7/07/26 30,109 30,762
APP-09363228.FP.FTS.B, 21.49%, 7/07/26 8,370 8,302
APP-08684302.FP.FTS.B, 13.74%, 7/08/26 26,408 26,779
APP-09331398.FP.FTS.B, 14.99%, 7/09/26 17,414 17,770
APP-09768010.FP.FTS.B, 17.99%, 7/09/26 25,327 25,884
APP-09280276.FP.FTS.B, 18.99%, 7/09/26 15,404 15,716
APP-09778390.FP.FTS.B, 18.99%, 7/09/26 17,147 17,488
APP-09336762.FP.FTS.B, 12.99%, 7/10/26 9,170 9,341
APP-09337683.FP.FTS.B, 13.49%, 7/10/26 31,609 32,231
APP-09374305.FP.FTS.B, 14.99%, 7/10/26 11,576 2,114
APP-08447355.FP.FTS.B, 17.49%, 7/10/26 3,465 3,440
APP-09291214.FP.FTS.B, 17.99%, 7/10/26 21,914 22,449
APP-09424879.FP.FTS.B, 17.99%, 7/10/26 6,660 6,778
APP-09351977.FP.FTS.B, 19.49%, 7/10/26 14,988 15,335
APP-09208095.FP.FTS.B, 17.49%, 7/11/26 12,298 12,556
APP-08684475.FP.FTS.B, 18.99%, 7/11/26 7,549 7,731
APP-09343037.FP.FTS.B, 21.99%, 7/11/26 3,728 3,703
APP-09328185.FP.FTS.B, 15.49%, 7/12/26 26,606 27,081
APP-09358023.FP.FTS.B, 16.99%, 7/12/26 20,569 20,956
APP-09303638.FP.FTS.B, 22.99%, 7/12/26 30,618 3,485
APP-09045901.FP.FTS.B, 14.99%, 7/13/26 16,038 16,324
APP-09045296.FP.FTS.B, 24.49%, 7/13/26 9,024 9,264
APP-09424321.FP.FTS.B, 22.99%, 7/17/26 16,074 16,102
APP-09284176.FP.FTS.B, 23.49%, 7/18/26 16,715 5,757
APP-08914924.FP.FTS.B, 24.99%, 7/19/26 10,747 11,049
APP-09356919.FP.FTS.B, 15.49%, 7/20/26 20,179 20,564
APP-09360053.FP.FTS.B, 20.99%, 7/20/26 8,504 8,736
APP-09025698.FP.FTS.B, 19.49%, 7/23/26 28,966 29,517
APP-09094872.FP.FTS.B, 14.99%, 8/01/26 21,238 21,545
APP-09045963.FP.FTS.B, 15.49%, 8/01/26 27,498 27,849
APP-09433444.FP.FTS.B, 14.99%, 8/06/26 14,313 14,491
APP-10156862.FP.FTS.B, 17.99%, 8/06/26 36,911 37,272
APP-09709453.FP.FTS.B, 14.24%, 8/09/26 14,424 14,630
APP-08114000.FP.FTS.B, 13.24%, 8/10/26 16,903 17,158
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-09377950.FP.FTS.B, 16.49%, 8/10/26 $ 8,111 $ 8,233
APP-09708763.FP.FTS.B, 17.49%, 8/10/26 14,845 15,139
APP-09780659.FP.FTS.B, 17.49%, 8/10/26 23,611 23,996
APP-09780914.FP.FTS.B, 18.99%, 8/10/26 12,739 12,999
APP-09787054.FP.FTS.B, 19.99%, 8/10/26 11,312 11,554
APP-09788080.FP.FTS.B, 20.99%, 8/10/26 23,569 3,387
APP-09789653.FP.FTS.B, 23.49%, 8/10/26 15,404 15,763
APP-09249334.FP.FTS.B, 24.49%, 8/10/26 7,365 1,587
APP-09759315.FP.FTS.B, 13.24%, 8/11/26 16,947 17,209
APP-09794481.FP.FTS.B, 13.24%, 8/11/26 17,469 17,734
APP-09593157.FP.FTS.B, 14.74%, 8/12/26 25,404 25,816
APP-09781342.FP.FTS.B, 17.99%, 8/12/26 22,359 22,834
APP-09717599.FP.FTS.B, 19.99%, 8/12/26 8,224 8,372
APP-09808235.FP.FTS.B, 19.49%, 8/13/26 22,511 22,945
APP-09818223.FP.FTS.B, 19.99%, 8/13/26 7,527 7,691
APP-09291173.FP.FTS.B, 13.24%, 8/15/26 20,344 20,662
APP-09771129.FP.FTS.B, 13.24%, 8/15/26 22,317 22,666
APP-09778508.FP.FTS.B, 13.24%, 8/15/26 19,261 19,562
APP-09795345.FP.FTS.B, 13.24%, 8/15/26 20,242 20,563
APP-10135702.FP.FTS.B, 14.24%, 8/15/26 14,993 15,206
APP-10045496.FP.FTS.B, 14.49%, 8/15/26 7,770 7,877
APP-09788637.FP.FTS.B, 17.99%, 8/15/26 26,178 26,681
APP-09745779.FP.FTS.B, 18.49%, 8/15/26 9,870 9,850
APP-09708666.FP.FTS.B, 19.49%, 8/15/26 17,219 17,604
APP-09766832.FP.FTS.B, 19.99%, 8/15/26 6,063 6,183
APP-09746385.FP.FTS.B, 24.49%, 8/15/26 6,076 6,212
APP-09818659.FP.FTS.B, 25.49%, 8/15/26 10,485 671
APP-10272491.FP.FTS.B, 14.24%, 8/17/26 14,171 14,387
APP-09780110.FP.FTS.B, 15.99%, 8/17/26 35,353 35,968
APP-10176592.FP.FTS.B, 15.99%, 8/17/26 35,974 36,607
APP-10169709.FP.FTS.B, 16.99%, 8/17/26 20,364 20,720
APP-09794920.FP.FTS.B, 21.49%, 8/17/26 16,083 16,470
APP-10214566.FP.FTS.B, 17.99%, 8/18/26 19,746 20,124
APP-10213964.FP.FTS.B, 18.99%, 8/18/26 13,757 14,072
APP-10246936.FP.FTS.B, 9.99%, 8/20/26 . 13,216 13,426
APP-10170330.FP.FTS.B, 11.99%, 8/20/26 9,651 9,802
APP-10244412.FP.FTS.B, 14.24%, 8/20/26 13,986 14,210
APP-09717880.FP.FTS.B, 15.74%, 8/20/26 19,735 20,089
APP-10163490.FP.FTS.B, 17.99%, 8/20/26 19,245 19,646
APP-09778451.FP.FTS.B, 18.99%, 8/20/26 17,399 17,731
APP-09791612.FP.FTS.B, 18.99%, 8/20/26 37,826 38,651
APP-10236085.FP.FTS.B, 19.99%, 8/20/26 7,666 7,831
APP-09767793.FP.FTS.B, 20.49%, 8/20/26 15,126 15,410
APP-10195666.FP.FTS.B, 20.99%, 8/20/26 24,211 24,757
APP-10244692.FP.FTS.B, 20.99%, 8/20/26 12,012 11,851
APP-09811789.FP.FTS.B, 22.49%, 8/20/26 5,803 5,951
APP-09794262.FP.FTS.B, 25.49%, 8/20/26 7,294 7,352
APP-10127112.FP.FTS.B, 16.49%, 8/21/26 11,271 11,463
APP-10233694.FP.FTS.B, 18.99%, 8/21/26 14,328 14,657
APP-10243564.FP.FTS.B, 20.49%, 8/21/26 15,969 16,200
APP-10246680.FP.FTS.B, 20.99%, 8/21/26 8,305 8,453
APP-10144266.FP.FTS.B, 22.99%, 8/21/26 28,884 29,615
APP-10293482.FP.FTS.B, 11.99%, 8/22/26 12,219 12,385
APP-09717638.FP.FTS.B, 13.24%, 8/22/26 14,953 15,219
APP-10247805.FP.FTS.B, 18.99%, 8/22/26 4,434 4,383
APP-09766134.FP.FTS.B, 15.24%, 8/23/26 18,456 18,807
APP-10258074.FP.FTS.B, 16.99%, 8/23/26 13,197 13,519
APP-09788355.FP.FTS.B, 17.99%, 8/23/26 37,662 38,422

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-09569048.FP.FTS.B, 19.99%, 8/23/26 $ 15,996 $ 16,401
APP-09778481.FP.FTS.B, 19.99%, 8/23/26 9,939 10,204
APP-09791696.FP.FTS.B, 19.99%, 8/23/26 15,281 15,667
APP-09790905.FP.FTS.B, 13.24%, 8/24/26 11,536 11,755
APP-09726787.FP.FTS.B, 15.24%, 8/24/26 11,881 12,111
APP-09787833.FP.FTS.B, 15.74%, 8/24/26 29,663 30,241
APP-09794319.FP.FTS.B, 15.74%, 8/24/26 20,020 20,410
APP-09708684.FP.FTS.B, 21.49%, 8/24/26 38,645 39,653
APP-09799620.FP.FTS.B, 21.99%, 8/24/26 7,751 7,962
APP-09759659.FP.FTS.B, 13.24%, 8/25/26 23,279 23,721
APP-09812236.FP.FTS.B, 13.24%, 8/26/26 16,560 16,884
APP-09811518.FP.FTS.B, 15.74%, 8/27/26 20,336 20,762
APP-10308476.FP.FTS.B, 20.49%, 8/28/26 19,417 19,974
APP-10352432.FP.FTS.B, 11.99%, 9/01/26 14,289 14,461
APP-10357544.FP.FTS.B, 11.99%, 9/04/26 20,104 20,376
APP-09019228.FP.FTS.B, 16.99%, 9/05/26 15,363 15,688
APP-10389562.FP.FTS.B, 17.49%, 9/05/26 15,219 15,421
APP-10520402.FP.FTS.B, 25.49%, 9/10/26 8,272 874
APP-10525907.FP.FTS.B, 11.99%, 9/15/26 13,780 13,997
APP-10400798.FP.FTS.B, 14.24%, 9/15/26 17,380 17,661
APP-10508459.FP.FTS.B, 15.99%, 9/15/26 33,223 33,723
APP-10687242.FP.FTS.B, 20.49%, 9/20/26 19,101 2,273
APP-10158390.FP.FTS.B, 12.49%, 9/21/26 29,279 29,743
APP-10138068.FP.FTS.B, 14.24%, 9/21/26 11,362 11,531
APP-10201640.FP.FTS.B, 21.49%, 9/22/26 15,604 15,984
APP-10237332.FP.FTS.B, 10.49%, 9/23/26 28,855 29,335
APP-10209954.FP.FTS.B, 16.49%, 9/23/26 9,812 9,994
APP-10203826.FP.FTS.B, 13.24%, 9/25/26 36,980 37,640
APP-10229378.FP.FTS.B, 20.99%, 9/25/26 30,829 3,394
APP-09356858.FP.FTS.B, 17.49%, 9/27/26 39,648 4,060
APP-10244251.FP.FTS.B, 20.49%, 9/28/26 19,879 19,780
APP-10663520.FP.FTS.B, 12.49%, 9/30/26 28,772 29,119
APP-10211394.FP.FTS.B, 14.24%, 9/30/26 15,230 15,467
APP-10156728.FP.FTS.B, 11.74%, 10/01/26 9,980 10,120
APP-10198914.FP.FTS.B, 12.49%,
10/01/26 .......................... 30,938 31,436
APP-10135473.FP.FTS.B, 14.24%,
10/01/26 .......................... 15,558 15,779
APP-10234140.FP.FTS.B, 15.49%,
10/01/26 .......................... 33,653 34,133
APP-10203378.FP.FTS.B, 18.99%,
10/01/26 .......................... 13,170 13,336
APP-10115186.FP.FTS.B, 23.49%, 10/01/26 16,495 16,673
APP-10206598.FP.FTS.B, 23.49%,
10/01/26 .......................... 8,664 8,758
APP-10195837.FP.FTS.B, 11.99%, 10/02/26 13,097 13,291
APP-10135726.FP.FTS.B, 16.99%,
10/02/26 .......................... 18,586 18,852
APP-10622691.FP.FTS.B, 18.99%,
10/02/26 .......................... 10,267 10,367
APP-10210290.FP.FTS.B, 19.99%,
10/02/26 .......................... 6,754 6,851
APP-10683820.FP.FTS.B, 19.99%,
10/02/26 .......................... 7,940 8,022
APP-10174050.FP.FTS.B, 12.74%,
10/03/26 .......................... 24,748 25,023
APP-10156986.FP.FTS.B, 19.99%,
10/03/26 .......................... 17,101 17,319
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10220069.FP.FTS.B, 11.99%, 10/04/26 $ 22,487 $ 22,858
APP-10156629.FP.FTS.B, 14.49%,
10/04/26 .......................... 7,503 7,620
APP-10226583.FP.FTS.B, 16.99%,
10/04/26 .......................... 19,825 19,870
APP-10235883.FP.FTS.B, 16.99%,
10/04/26 .......................... 12,410 12,598
APP-10005303.FP.FTS.B, 17.49%,
10/04/26 .......................... 10,276 10,459
APP-10156876.FP.FTS.B, 17.49%,
10/04/26 .......................... 31,918 32,309
APP-10229284.FP.FTS.B, 18.99%,
10/04/26 .......................... 11,949 6,888
APP-10242846.FP.FTS.B, 20.49%,
10/04/26 .......................... 14,278 14,434
APP-10374305.FP.FTS.B, 11.99%, 10/05/26 14,881 15,087
APP-10237302.FP.FTS.B, 13.24%,
10/05/26 .......................... 37,846 38,441
APP-10109370.FP.FTS.B, 14.24%,
10/05/26 .......................... 13,049 2,380
APP-10157026.FP.FTS.B, 14.24%,
10/05/26 .......................... 11,669 11,851
APP-10200104.FP.FTS.B, 16.99%,
10/06/26 .......................... 20,300 10,635
APP-10269575.FP.FTS.B, 18.99%,
10/06/26 .......................... 19,661 19,942
APP-10253670.FP.FTS.B, 19.99%,
10/06/26 .......................... 6,044 3,467
APP-10734778.FP.FTS.B, 11.99%, 10/07/26 14,672 1,579
APP-10156578.FP.FTS.B, 17.99%,
10/07/26 .......................... 22,705 23,146
APP-10692650.FP.FTS.B, 11.99%, 10/08/26 13,493 13,679
APP-10670486.FP.FTS.B, 12.74%,
10/08/26 .......................... 20,548 20,789
APP-10091993.FP.FTS.B, 19.99%,
10/08/26 .......................... 15,859 16,097
APP-10744150.FP.FTS.B, 20.49%,
10/08/26 .......................... 20,408 20,674
APP-10266247.FP.FTS.B, 21.99%,
10/08/26 .......................... 8,301 8,400
APP-10776411.FP.FTS.B, 11.99%, 10/09/26 22,756 23,076
APP-10776963.FP.FTS.B, 14.24%,
10/09/26 .......................... 16,910 17,146
APP-10710819.FP.FTS.B, 16.99%,
10/09/26 .......................... 14,133 14,328
APP-10291582.FP.FTS.B, 17.49%,
10/09/26 .......................... 15,439 15,642
APP-10746959.FP.FTS.B, 17.49%,
10/09/26 .......................... 23,484 23,806
APP-10682190.FP.FTS.B, 19.49%,
10/09/26 .......................... 16,220 16,447
APP-10476345.FP.FTS.B, 13.24%,
10/12/26 .......................... 37,521 38,070
APP-10479080.FP.FTS.B, 19.49%,
10/12/26 .......................... 9,512 1,949
APP-10477663.FP.FTS.B, 20.99%,
10/12/26 .......................... 31,608 32,036

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10477679.FP.FTS.B, 17.49%,
10/14/26 .......................... $ 21,830 $ 22,143
APP-10422166.FP.FTS.B, 14.24%,
10/15/26 .......................... 14,062 14,267
APP-10433068.FP.FTS.B, 15.49%,
10/15/26 .......................... 38,128 38,690
APP-10199991.FP.FTS.B, 16.99%,
10/15/26 .......................... 15,464 15,716
APP-10480948.FP.FTS.B, 17.49%,
10/15/26 .......................... 14,195 14,411
APP-10274873.FP.FTS.B, 20.49%,
10/15/26 .......................... 15,421 15,654
APP-10389402.FP.FTS.B, 22.99%,
10/15/26 .......................... 15,435 5,507
APP-10505100.FP.FTS.B, 25.49%,
10/15/26 .......................... 6,862 6,954
APP-10365188.FP.FTS.B, 14.24%,
10/17/26 .......................... 11,407 11,599
APP-10514404.FP.FTS.B, 18.99%,
10/17/26 .......................... 19,082 19,410
APP-10408188.FP.FTS.B, 18.99%,
10/18/26 .......................... 11,712 11,922
APP-10352466.FP.FTS.B, 19.99%,
10/18/26 .......................... 10,667 10,864
APP-10463389.FP.FTS.B, 12.49%,
10/20/26 .......................... 30,006 30,495
APP-10091267.FP.FTS.B, 13.74%,
10/20/26 .......................... 9,453 9,612
APP-10096145.FP.FTS.B, 14.24%,
10/20/26 .......................... 18,903 19,221
APP-10519975.FP.FTS.B, 20.99%,
10/20/26 .......................... 9,999 9,821
APP-10580822.FP.FTS.B, 18.49%,
10/22/26 .......................... 15,568 15,877
APP-10518491.FP.FTS.B, 20.49%,
10/22/26 .......................... 18,946 19,342
APP-10520303.FP.FTS.B, 12.49%,
10/23/26 .......................... 25,877 26,326
APP-10459721.FP.FTS.B, 20.99%,
10/23/26 .......................... 32,018 32,490
APP-10432275.FP.FTS.B, 12.49%,
10/24/26 .......................... 19,680 19,928
APP-10463469.FP.FTS.B, 18.99%,
10/24/26 .......................... 40,112 40,828
APP-10362761.FP.FTS.B, 22.99%,
10/24/26 .......................... 13,394 4,722
APP-10364110.FP.FTS.B, 11.24%, 10/25/26 37,279 37,934
APP-10475943.FP.FTS.B, 14.74%,
10/25/26 .......................... 30,866 31,434
APP-10476876.FP.FTS.B, 16.99%,
10/25/26 .......................... 19,204 19,570
APP-10512737.FP.FTS.B, 17.49%,
10/25/26 .......................... 15,820 16,118
APP-10352703.FP.FTS.B, 11.99%, 10/26/26 19,085 19,429
APP-10478982.FP.FTS.B, 21.49%,
10/26/26 .......................... 14,861 15,192
APP-10511819.FP.FTS.B, 14.74%, 10/28/26 27,984 28,409
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10352498.FP.FTS.B, 18.49%,
10/28/26 .......................... $ 11,041 $ 11,150
APP-10516614.FP.FTS.B, 11.99%, 10/29/26 17,681 17,952
APP-10352813.FP.FTS.B, 14.24%,
10/29/26 .......................... 14,438 14,665
APP-10432641.FP.FTS.B, 15.49%,
10/29/26 .......................... 24,029 24,382
APP-09940038.FP.FTS.B, 17.49%,
10/29/26 .......................... 14,334 14,491
APP-10521838.FP.FTS.B, 17.99%,
10/29/26 .......................... 21,144 21,378
APP-10459435.FP.FTS.B, 19.99%,
10/29/26 .......................... 9,982 10,052
APP-10482607.FP.FTS.B, 22.49%,
10/29/26 .......................... 8,194 8,256
APP-10527263.FP.FTS.B, 12.24%,
10/30/26 .......................... 11,497 11,670
APP-10482600.FP.FTS.B, 16.49%,
10/30/26 .......................... 9,248 9,390
APP-10481822.FP.FTS.B, 18.49%,
10/30/26 .......................... 19,973 20,036
APP-10537549.FP.FTS.B, 11.99%, 11/02/26 21,390 21,711
APP-10583684.FP.FTS.B, 16.99%, 11/02/26 15,779 15,936
APP-10606158.FP.FTS.B, 14.74%, 11/05/26 21,751 22,026
APP-11232283.FP.FTS.B, 19.49%, 11/07/26 36,234 3,844
APP-11307937.FP.FTS.B, 11.99%, 11/08/26 17,222 17,433
APP-11099818.FP.FTS.B, 16.49%, 11/09/26 9,455 9,564
APP-11236671.FP.FTS.B, 14.49%, 11/10/26 7,416 7,507
APP-10765319.FP.FTS.B, 14.49%, 11/11/26 5,781 5,864
APP-10621087.FP.FTS.B, 9.99%, 11/13/26 13,081 13,280
APP-11395641.FP.FTS.B, 11.99%, 11/14/26 21,541 21,814
APP-10679263.FP.FTS.B, 17.49%, 11/14/26 4,951 4,894
APP-10714394.FP.FTS.B, 11.99%, 11/15/26 22,825 23,167
APP-10763123.FP.FTS.B, 13.24%, 11/15/26 38,339 38,916
APP-10662001.FP.FTS.B, 16.99%, 11/15/26 21,373 2,036
APP-10683702.FP.FTS.B, 17.49%, 11/15/26 27,684 2,827
APP-11304024.FP.FTS.B, 17.49%, 11/15/26 11,143 11,305
APP-10672023.FP.FTS.B, 18.49%, 11/15/26 15,924 16,130
APP-11314507.FP.FTS.B, 19.99%, 11/15/26 12,153 12,325
APP-11338199.FP.FTS.B, 20.99%, 11/15/26 24,202 24,482
APP-10688392.FP.FTS.B, 21.99%, 11/15/26 20,380 20,645
APP-10606168.FP.FTS.B, 11.99%, 11/16/26 19,193 19,530
APP-10624425.FP.FTS.B, 11.99%, 11/16/26 16,162 16,426
APP-10683987.FP.FTS.B, 12.49%, 11/16/26 30,683 31,188
APP-10689192.FP.FTS.B, 12.49%, 11/16/26 30,676 31,181
APP-10561131.FP.FTS.B, 17.49%, 11/16/26 27,482 27,943
APP-11319641.FP.FTS.B, 19.49%, 11/17/26 10,120 2,113
APP-10769646.FP.FTS.B, 11.99%, 11/18/26 19,281 19,573
APP-10768778.FP.FTS.B, 14.74%, 11/18/26 31,005 31,504
APP-11277516.FP.FTS.B, 18.49%, 11/18/26 20,784 20,916
APP-11305757.FP.FTS.B, 11.99%, 11/19/26 19,348 19,648
APP-11237613.FP.FTS.B, 14.49%, 11/19/26 8,950 9,088
APP-10673814.FP.FTS.B, 19.99%, 11/19/26 3,600 3,528
APP-11304254.FP.FTS.B, 21.49%, 11/19/26 42,465 8,941
APP-11296028.FP.FTS.B, 23.49%, 11/19/26 42,187 42,150
APP-10756837.FP.FTS.B, 18.99%, 11/20/26 28,412 3,230
APP-10756762.FP.FTS.B, 12.49%, 11/21/26 25,314 25,741
APP-10750422.FP.FTS.B, 17.49%, 11/21/26 16,329 16,544

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10769483.FP.FTS.B, 17.99%, 11/22/26 $ 23,030 $ 23,461
APP-10764525.FP.FTS.B, 20.49%, 11/22/26 14,893 15,151
APP-10624096.FP.FTS.B, 14.24%, 11/23/26 14,565 14,825
APP-10780891.FP.FTS.B, 17.99%, 11/23/26 35,845 36,487
APP-11103030.FP.FTS.B, 20.49%, 11/23/26 19,388 19,739
APP-10692601.FP.FTS.B, 22.49%, 11/23/26 7,909 8,054
APP-10762415.FP.FTS.B, 17.99%, 11/24/26 11,150 11,350
APP-11304530.FP.FTS.B, 21.49%, 11/24/26 40,622 41,349
APP-11387591.FP.FTS.B, 14.49%, 11/25/26 7,482 7,592
APP-11333408.FP.FTS.B, 17.99%, 11/25/26 10,837 11,053
APP-11386113.FP.FTS.B, 18.99%, 11/25/26 6,025 6,133
APP-11376149.FP.FTS.B, 20.99%, 11/25/26 15,607 15,765
APP-09433384.FP.FTS.B, 19.49%,
12/05/26 .......................... 14,011 14,146
APP-10624530.FP.FTS.B, 24.99%,
12/15/26 .......................... 29,222 29,593
APP-11693780.FP.FTS.B, 10.99%, 12/16/26 26,524 26,864
APP-10688549.FP.FTS.B, 18.99%,
12/16/26 .......................... 25,943 26,181
APP-11741440.FP.FTS.B, 19.99%, 12/16/26 8,526 8,614
APP-11301348.FP.FTS.B, 15.99%, 12/19/26 20,887 20,929
APP-10746025.FP.FTS.B, 16.49%,
12/20/26 .......................... 10,167 10,316
APP-11304077.FP.FTS.B, 18.99%, 12/20/26 17,299 17,534
APP-11312173.FP.FTS.B, 20.49%, 12/20/26 20,269 20,535
APP-11307115.FP.FTS.B, 21.99%, 12/20/26 22,355 14,262
APP-11283905.FP.FTS.B, 15.99%, 12/21/26 40,047 40,588
APP-11336215.FP.FTS.B, 17.99%, 12/21/26 6,393 6,485
APP-11277746.FP.FTS.B, 25.49%, 12/21/26 8,284 8,401
APP-11187285.FP.FTS.B, 12.49%, 12/22/26 31,095 31,580
APP-11320504.FP.FTS.B, 17.99%, 12/22/26 16,187 16,422
APP-11740757.FP.FTS.B, 19.74%, 12/22/26 31,136 31,410
APP-11237793.FP.FTS.B, 18.99%, 12/23/26 8,851 8,968
APP-11798644.FP.FTS.B, 18.99%, 12/24/26 6,630 6,730
APP-11800198.FP.FTS.B, 16.99%, 12/25/26 15,929 16,169
APP-11318066.FP.FTS.B, 17.49%, 12/25/26 12,754 12,986
APP-11194578.FP.FTS.B, 18.99%, 12/25/26 15,228 15,480
APP-11398271.FP.FTS.B, 12.49%, 12/26/26 28,593 29,057
APP-11283955.FP.FTS.B, 14.24%, 12/26/26 13,316 13,536
APP-11399469.FP.FTS.B, 16.49%, 12/26/26 6,785 6,821
APP-11395038.FP.FTS.B, 16.99%, 12/26/26 12,835 12,963
APP-11391376.FP.FTS.B, 19.99%, 12/26/26 18,095 10,626
APP-11361916.FP.FTS.B, 23.49%, 12/26/26 41,090 41,913
APP-11394769.FP.FTS.B, 24.49%, 12/26/26 28,031 28,076
APP-11305667.FP.FTS.B, 20.49%, 12/27/26 22,703 23,071
APP-11776378.FP.FTS.B, 20.49%, 12/27/26 32,330 32,844
APP-11124061.FP.FTS.B, 11.99%, 12/28/26 21,325 21,619
APP-11306747.FP.FTS.B, 14.24%, 12/28/26 12,916 13,125
APP-11740044.FP.FTS.B, 15.24%, 12/28/26 31,835 32,329
APP-10606291.FP.FTS.B, 18.49%,
12/28/26 .......................... 17,661 17,940
APP-11800507.FP.FTS.B, 18.49%, 12/28/26 16,546 16,847
APP-11818506.FP.FTS.B, 18.49%, 12/28/26 16,913 17,198
APP-11306703.FP.FTS.B, 18.99%, 12/28/26 18,863 18,932
APP-08869934.FP.FTS.B, 21.99%,
12/28/26 .......................... 9,872 9,966
APP-11410923.FP.FTS.B, 23.49%, 12/28/26 8,328 8,490
APP-11789125.FP.FTS.B, 11.24%, 12/29/26 29,190 29,509
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11798578.FP.FTS.B, 11.74%, 12/29/26 $ 35,916 $ 36,368
APP-11807330.FP.FTS.B, 17.99%, 12/29/26 8,260 8,349
APP-11789087.FP.FTS.B, 18.99%, 12/29/26 12,436 12,489
APP-11703270.FP.FTS.B, 19.99%, 12/29/26 10,892 10,836
APP-11266733.FP.FTS.B, 11.99%, 12/30/26 20,965 21,238
APP-11217813.FP.FTS.B, 14.24%, 12/30/26 18,674 18,935
APP-11285613.FP.FTS.B, 16.49%, 12/31/26 10,602 10,660
APP-09781974.FP.FTS.B, 17.49%,
12/31/26 .......................... 14,923 15,159
APP-11138919.FP.FTS.B, 11.99%, 1/01/27 11,820 11,992
APP-11036230.FP.FTS.B, 18.99%, 1/01/27 13,949 14,018
APP-11277041.FP.FTS.B, 20.49%, 1/01/27 19,313 19,305
APP-11377526.FP.FTS.B, 20.49%, 1/01/27 19,840 19,903
APP-11271721.FP.FTS.B, 11.99%, 1/02/27 13,488 13,688
APP-11279541.FP.FTS.B, 12.49%, 1/02/27 28,400 28,830
APP-11237906.FP.FTS.B, 14.99%, 1/02/27 17,049 17,279
APP-11315623.FP.FTS.B, 15.49%, 1/02/27 15,099 15,169
APP-11008190.FP.FTS.B, 17.49%, 1/02/27 25,336 7,243
APP-10840208.FP.FTS.B, 18.49%, 1/02/27 13,656 13,658
APP-11319315.FP.FTS.B, 19.99%, 1/02/27 8,303 8,343
APP-11314953.FP.FTS.B, 11.99%, 1/03/27 25,028 25,376
APP-11341268.FP.FTS.B, 12.49%, 1/03/27 31,783 32,226
APP-11194668.FP.FTS.B, 14.24%, 1/03/27 15,728 15,922
APP-11333109.FP.FTS.B, 15.99%, 1/03/27 18,255 18,381
APP-11333811.FP.FTS.B, 16.99%, 1/03/27 12,234 12,296
APP-11265912.FP.FTS.B, 17.49%, 1/03/27 10,327 10,414
APP-11196657.FP.FTS.B, 17.99%, 1/03/27 13,222 13,160
APP-11329490.FP.FTS.B, 17.99%, 1/03/27 8,243 8,285
APP-11317083.FP.FTS.B, 20.49%, 1/03/27 8,746 8,753
APP-11313333.FP.FTS.B, 20.99%, 1/03/27 25,649 15,053
APP-11323384.FP.FTS.B, 12.74%, 1/04/27 25,810 26,165
APP-11332983.FP.FTS.B, 18.99%, 1/04/27 12,378 12,449
APP-11399720.FP.FTS.B, 21.49%, 1/04/27 17,433 17,463
APP-11355890.FP.FTS.B, 14.74%, 1/07/27 32,158 32,590
APP-11306682.FP.FTS.B, 17.49%, 1/07/27 16,628 16,833
APP-11389311.FP.FTS.B, 17.49%, 1/07/27 32,712 33,182
APP-11333372.FP.FTS.B, 18.49%, 1/07/27 15,937 16,005
APP-11375423.FP.FTS.B, 18.49%, 1/07/27 17,304 17,382
APP-11393178.FP.FTS.B, 18.99%, 1/07/27 12,380 12,483
APP-11387733.FP.FTS.B, 19.99%, 1/07/27 2,550 2,511
APP-11370718.FP.FTS.B, 23.49%, 1/07/27 16,875 16,926
APP-11306719.FP.FTS.B, 11.99%, 1/08/27 12,593 12,794
APP-11128695.FP.FTS.B, 14.49%, 1/08/27 6,036 6,132
APP-11390583.FP.FTS.B, 17.99%, 1/08/27 45,576 6,631
APP-11333322.FP.FTS.B, 18.49%, 1/08/27 19,009 19,101
APP-11385154.FP.FTS.B, 18.99%, 1/08/27 12,347 12,432
APP-11396135.FP.FTS.B, 18.99%, 1/08/27 20,115 20,264
APP-11396422.FP.FTS.B, 18.99%, 1/08/27 15,265 15,399
APP-10916969.FP.FTS.B, 19.99%, 1/08/27 8,927 9,007
APP-11393205.FP.FTS.B, 21.99%, 1/08/27 8,435 8,475
APP-11294990.FP.FTS.B, 22.49%, 1/08/27 10,130 10,126
APP-11392548.FP.FTS.B, 22.99%, 1/08/27 12,070 12,152
APP-11283833.FP.FTS.B, 14.24%, 1/09/27 20,507 20,823
APP-11373885.FP.FTS.B, 14.49%, 1/09/27 8,455 8,586
APP-11395025.FP.FTS.B, 15.49%, 1/09/27 13,930 14,067
APP-11394790.FP.FTS.B, 15.99%, 1/09/27 22,288 12,571
APP-11380536.FP.FTS.B, 17.49%, 1/09/27 16,382 16,551
APP-11381570.FP.FTS.B, 17.99%, 1/09/27 6,594 6,697

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-11335531.FP.FTS.B, 16.99%, 1/10/27 $ 14,764 $ 14,903
APP-11408867.FP.FTS.B, 20.49%, 1/10/27 24,222 24,414
APP-09354449.FP.FTS.B, 23.49%, 1/11/27 12,385 12,556
APP-12243964.FP.FTS.B, 19.99%, 1/15/27 12,375 12,462
APP-12232521.FP.FTS.B, 19.99%, 1/18/27 10,575 1,158
APP-12266273.FP.FTS.B, 23.74%, 1/18/27 22,227 22,372
APP-12233402.FP.FTS.B, 21.49%, 1/20/27 15,334 15,478
APP-12250959.FP.FTS.B, 11.74%, 1/25/27 40,034 40,644
APP-09818529.FP.FTS.B, 17.49%, 1/25/27 15,520 15,823
APP-12185049.FP.FTS.B, 19.99%, 1/25/27 9,983 10,114
APP-12245776.FP.FTS.B, 22.49%, 1/25/27 11,135 11,193
APP-12231521.FP.FTS.B, 17.24%, 1/26/27 30,051 30,493
APP-12146298.FP.FTS.B, 8.99%, 1/27/27 . 30,279 30,729
APP-12251026.FP.FTS.B, 11.24%, 1/27/27 12,620 12,820
APP-12252003.FP.FTS.B, 13.49%, 1/27/27 12,121 12,310
APP-12244510.FP.FTS.B, 17.49%, 1/27/27 12,360 12,548
APP-12151284.FP.FTS.B, 17.99%, 1/27/27 16,518 16,760
APP-12241564.FP.FTS.B, 19.99%, 1/27/27 20,497 20,732
APP-12247637.FP.FTS.B, 19.99%, 1/27/27 26,332 26,707
APP-12243989.FP.FTS.B, 21.99%, 1/27/27 8,236 8,355
APP-11772938.FP.FTS.B, 16.49%, 2/01/27 16,307 16,493
APP-10221821.FP.FTS.B, 15.49%, 2/02/27 25,204 25,485
APP-11693698.FP.FTS.B, 16.74%, 2/02/27 41,170 41,616
APP-11807428.FP.FTS.B, 17.99%, 2/03/27 7,460 7,545
APP-11795116.FP.FTS.B, 11.74%, 2/04/27 20,915 21,178
APP-11791702.FP.FTS.B, 13.24%, 2/05/27 24,985 25,267
APP-11785699.FP.FTS.B, 18.99%, 2/05/27 13,665 13,736
APP-11753813.FP.FTS.B, 9.24%, 2/09/27 . 11,948 12,136
APP-11798862.FP.FTS.B, 16.49%, 2/09/27 10,733 10,878
APP-11810406.FP.FTS.B, 11.74%, 2/10/27 40,292 40,905
APP-11810344.FP.FTS.B, 17.49%, 2/10/27 21,860 22,049
APP-11800371.FP.FTS.B, 19.74%, 2/10/27 37,040 36,980
APP-11787878.FP.FTS.B, 19.99%, 2/10/27 6,312 6,360
APP-11805029.FP.FTS.B, 25.49%, 2/10/27 8,637 8,653
APP-11740981.FP.FTS.B, 9.24%, 2/11/27 . 12,719 12,908
APP-11779303.FP.FTS.B, 10.99%, 2/11/27 16,056 16,301
APP-11496336.FP.FTS.B, 11.24%, 2/11/27 13,698 13,907
APP-11791248.FP.FTS.B, 11.24%, 2/11/27 32,157 32,623
APP-11799511.FP.FTS.B, 13.49%, 2/11/27 12,109 12,292
APP-11496149.FP.FTS.B, 13.74%, 2/11/27 5,312 5,348
APP-11823747.FP.FTS.B, 13.74%, 2/11/27 9,336 9,483
APP-11788952.FP.FTS.B, 16.49%, 2/11/27 12,410 12,591
APP-11795686.FP.FTS.B, 16.49%, 2/11/27 12,732 12,918
APP-11779953.FP.FTS.B, 16.74%, 2/11/27 41,421 42,029
APP-11769543.FP.FTS.B, 18.24%, 2/11/27 24,914 25,102
APP-11238359.FP.FTS.B, 18.99%, 2/11/27 22,627 22,809
APP-11789582.FP.FTS.B, 19.49%, 2/11/27 11,072 11,141
APP-11805082.FP.FTS.B, 19.49%, 2/11/27 17,832 17,971
APP-11804667.FP.FTS.B, 19.99%, 2/11/27 18,189 18,313
APP-11807542.FP.FTS.B, 10.99%, 2/12/27 32,125 32,625
APP-11793986.FP.FTS.B, 11.24%, 2/12/27 11,662 11,845
APP-11794207.FP.FTS.B, 11.49%, 2/12/27 12,082 12,261
APP-11694425.FP.FTS.B, 11.74%, 2/12/27 34,206 34,740
APP-11794186.FP.FTS.B, 14.74%, 2/12/27 41,010 41,606
APP-11798052.FP.FTS.B, 18.49%, 2/12/27 24,554 24,658
APP-11753796.FP.FTS.B, 19.99%, 2/12/27 12,582 12,632
APP-11805436.FP.FTS.B, 22.49%, 2/12/27 8,534 8,576
APP-10315402.FP.FTS.B, 22.99%, 2/15/27 13,338 13,450
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11339522.FP.FTS.B, 23.49%, 2/21/27 $ 17,066 $ 17,139
APP-12237250.FP.FTS.B, 10.99%, 3/01/27 32,722 33,189
APP-12280379.FP.FTS.B, 16.49%, 3/01/27 16,702 16,693
APP-12236364.FP.FTS.B, 17.24%, 3/01/27 31,895 32,107
APP-12228409.FP.FTS.B, 19.99%, 3/01/27 11,278 11,225
APP-12245849.FP.FTS.B, 19.99%, 3/01/27 14,575 14,649
APP-12263763.FP.FTS.B, 22.49%, 3/01/27 29,870 29,712
APP-12106034.FP.FTS.B, 11.24%, 3/04/27 19,127 19,364
APP-12189756.FP.FTS.B, 18.24%, 3/04/27 26,658 26,728
APP-12231816.FP.FTS.B, 19.49%, 3/04/27 12,296 12,247
APP-12180444.FP.FTS.B, 25.49%, 3/04/27 8,717 8,673
APP-12262293.FP.FTS.B, 10.99%, 3/05/27 27,530 27,903
APP-12243171.FP.FTS.B, 16.24%, 3/05/27 26,970 27,291
APP-12247272.FP.FTS.B, 22.24%, 3/06/27 24,635 15,319
APP-12172287.FP.FTS.B, 19.99%, 3/07/27 13,683 13,774
APP-12017319.FP.FTS.B, 10.99%, 3/09/27 26,173 26,560
APP-12228513.FP.FTS.B, 20.24%, 3/09/27 23,942 23,913
APP-12130498.FP.FTS.B, 13.24%, 3/10/27 17,580 17,838
APP-12212103.FP.FTS.B, 16.49%, 3/10/27 18,212 9,524
APP-12213871.FP.FTS.B, 19.99%, 3/11/27 17,528 17,485
APP-11800362.FP.FTS.B, 25.49%, 3/11/27 9,511 9,536
APP-11799128.FP.FTS.B, 10.99%, 3/12/27 18,228 18,513
APP-12244387.FP.FTS.B, 11.24%, 3/12/27 25,859 26,239
APP-12250156.FP.FTS.B, 11.74%, 3/12/27 41,059 41,712
APP-12245031.FP.FTS.B, 19.99%, 3/12/27 21,403 21,447
APP-12248151.FP.FTS.B, 19.99%, 3/12/27 19,211 19,230
APP-11821897.FP.FTS.B, 25.49%, 3/12/27 2,705 2,678
APP-12246518.FP.FTS.B, 13.24%, 3/13/27 18,551 18,842
APP-12236483.FP.FTS.B, 15.24%, 3/13/27 33,212 33,466
APP-11238158.FP.FTS.B, 16.49%, 3/13/27 18,925 19,059
APP-12050299.FP.FTS.B, 17.99%, 3/13/27 9,128 9,176
APP-12236765.FP.FTS.B, 21.49%, 3/13/27 13,576 1,611
APP-12260011.FP.FTS.B, 18.24%, 3/14/27 29,671 29,845
APP-10550902.FP.FTS.B, 9.99%, 3/24/27 . 24,106 24,510
APP-10156518.FP.FTS.B, 19.99%, 3/31/27 11,533 11,521
APP-11304753.FP.FTS.B, 16.99%, 4/08/27 12,845 12,961
APP-12241288.FP.FTS.B, 22.99%, 4/13/27 42,504 42,681
APP-12269168.FP.FTS.B, 22.49%, 4/28/27 9,311 9,230
APP-12077324.FP.FTS.B, 17.99%, 5/10/27 22,316 22,276
APP-11579250.FP.FTS.B, 11.24%, 5/15/27 28,494 28,847
APP-11689215.FP.FTS.B, 14.74%, 5/18/27 24,659 13,631
APP-10479319.FP.FTS.B, 19.49%, 5/28/27 26,257 26,196
APP-11301237.FP.FTS.B, 18.49%, 6/02/27 15,922 15,917
APP-10608955.FP.FTS.B, 19.49%, 6/23/27 43,561 43,751
APP-11798675.FP.FTS.B, 15.49%, 7/10/27 12,377 12,441
APP-12222310.FP.FTS.B, 18.24%, 8/21/27 37,041 37,180
APP-11254936.FP.FTS.B, 20.99%, 12/17/27 36,485 36,375
APP-09110946.FP.FTS.B, 12.49%, 5/01/33 910 909
APP-09109841.FP.FTS.B, 13.49%, 5/04/33 430 430
APP-09239363.FP.FTS.B, 17.49%, 5/07/33 424 424
APP-09290050.FP.FTS.B, 14.49%, 5/25/33 1,533 1,541
APP-09206091.FP.FTS.B, 17.49%, 5/27/33 2,036 2,044
14,292,404
LendingClub Corp. - LCX
157826557.LC.FTS.B, 12.4%, 11/03/24 ... 9,883 9,170
160977025.LC.FTS.B, 12.4%, 11/12/24 ... 14,184 13,776
161569311.LC.FTS.B, 8.19%, 11/20/24 ... 14,567 14,269

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX (continued)
162876938.LC.FTS.B, 8.81%, 12/06/24 ... $ 8,811 $ 8,627
161914714.LC.FTS.B, 18.62%, 12/06/24 .. 13,186 12,960
163477091.LC.FTS.B, 11.02%, 12/20/24 .. 11,900 11,509
163145010.LC.FTS.B, 11.02%, 12/23/24 .. 16,006 15,451
164033983.LC.FTS.B, 8.19%, 12/30/24 ... 10,724 10,027
163849354.LC.FTS.B, 11.71%, 12/30/24 .. 3,368 3,251
163859690.LC.FTS.B, 16.95%, 1/03/25 ... 8,968 8,357
164222970.LC.FTS.B, 8.19%, 1/07/25 ... 15,889 15,535
163973756.LC.FTS.B, 12.4%, 1/12/25 ... 17,137 16,515
164807302.LC.FTS.B, 8.81%, 1/15/25 ... 16,046 15,683
165157005.LC.FTS.B, 14.3%, 1/21/25 ... 11,289 10,904
165333612.LC.FTS.B, 11.71%, 1/23/25 ... 5,013 4,674
165427525.LC.FTS.B, 14.3%, 1/23/25 ... 6,318 6,119
165461334.LC.FTS.B, 14.3%, 1/24/25 ... 2,597 2,514
164424854.LC.FTS.B, 16.12%, 1/24/25 ... 7,984 7,726
165508383.LC.FTS.B, 15.24%, 1/27/25 ... 15,344 14,853
165618377.LC.FTS.B, 8.81%, 1/28/25 ... 5,439 5,037
165490643.LC.FTS.B, 18.62%, 2/08/25 ... 15,365 14,911
166868646.LC.FTS.B, 16.12%, 2/18/25 ... 2,309 2,154
166989795.LC.FTS.B, 20.55%, 2/20/25 ... 15,569 15,230
167033130.LC.FTS.B, 20.55%, 2/20/25 ... 5,122 5,029
166998287.LC.FTS.B, 23.05%, 2/20/25 ... 6,020 5,909
166982249.LC.FTS.B, 20.55%, 2/21/25 ... 5,854 5,748
167077001.LC.FTS.B, 23.05%, 2/21/25 ... 2,763 2,713
166977058.LC.FTS.B, 23.05%, 2/22/25 ... 7,700 7,540
166995526.LC.FTS.B, 25.65%, 2/23/25 ... 8,355 8,181
167165051.LC.FTS.B, 16.12%, 2/24/25 ... 4,617 4,466
167008405.LC.FTS.B, 16.95%, 2/24/25 ... 15,402 14,861
167016743.LC.FTS.B, 16.95%, 2/24/25 ... 15,003 14,509
168170703.LC.FTS.B, 8.19%, 3/13/25 ... 6,657 6,162
163371603.LC.FTS.B, 10.33%, 3/13/25 ... 4,669 4,264
168563219.LC.FTS.B, 8.81%, 3/19/25 ... 8,992 8,437
165509821.LC.FTS.B, 11.71%, 3/31/25 ... 6,295 5,678
165799463.LC.FTS.B, 12.4%, 3/31/25 ... 6,041 5,516
165450743.LC.FTS.B, 16.95%, 3/31/25 ... 13,558 13,045
168657342.LC.FTS.B, Zero Cpn, 4/14/25 . 15,494 –
166104484.LC.FTS.B, 14.3%, 5/01/25 ... 13,540 12,208
163257946.LC.FTS.B, 13.08%, 10/24/25 .. 17,097 16,203
155233113.LC.FTS.B, Zero Cpn, 11/30/25 15,892 1,522
163548042.LC.FTS.B, 6.46%, 12/19/32 ... 3,808 3,694
164697305.LC.FTS.B, 15.24%, 1/10/33 ... 3,964 3,939
164752026.LC.FTS.B, 13.08%, 1/14/33 ... 988 987
165360980.LC.FTS.B, Zero Cpn, 1/24/33 . 1,592 –
167474153.LC.FTS.B, 8.81%, 2/27/33 ... 3,198 3,124
165130758.LC.FTS.B, 6.46%, 4/30/33 ... 244 243
165920964.LC.FTS.B, 7.02%, 4/30/33 ... 251 250
167019591.LC.FTS.B, 7.56%, 5/11/33 .... 979 972
167046067.LC.FTS.B, 20.55%, 5/26/33 ... 973 977
395,429
LendingClub Corp. - LCX PM
171017047.LC.FTS.B, 8.46%, 10/07/23 ... 2,764 2,704
170824911.LC.FTS.B, 9.02%, 10/09/23 ... 3,721 3,645
171209679.LC.FTS.B, 10.81%, 10/16/23 .. 1,840 1,819
171295682.LC.FTS.B, 14.71%, 10/16/23 .. 993 978
171594396.LC.FTS.B, 8.46%, 10/29/23 ... 1,608 1,578
171339542.LC.FTS.B, 10.81%, 11/03/23 .. 677 662
171698001.LC.FTS.B, 10.81%, 11/04/23 .. 6,616 6,486
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
171902167.LC.FTS.B, 8.46%, 11/10/23 ... $ 2,577 $ 2,523
171872747.LC.FTS.B, 9.02%, 11/10/23 ... 4,322 4,209
171898688.LC.FTS.B, 10.81%, 11/10/23 .. 5,513 5,423
171440597.LC.FTS.B, 8.46%, 11/13/23 ... 1,162 1,139
171972764.LC.FTS.B, 8.46%, 11/13/23 ... 3,221 3,177
171991292.LC.FTS.B, 9.02%, 11/13/23 ... 1,299 1,282
172021697.LC.FTS.B, 10.81%, 11/13/23 .. 5,292 5,231
171404953.LC.FTS.B, 10.19%, 11/15/23 .. 879 862
171927180.LC.FTS.B, 10.81%, 11/15/23 .. 3,980 3,845
171895455.LC.FTS.B, 9.56%, 11/21/23 ... 2,992 2,942
172292139.LC.FTS.B, 10.19%, 12/02/23 .. 6,231 6,145
172486420.LC.FTS.B, 19.95%, 12/02/23 .. 634 624
172543832.LC.FTS.B, 10.81%, 12/03/23 .. 351 346
172672091.LC.FTS.B, 14.02%, 12/07/23 .. 1,558 1,536
172540829.LC.FTS.B, 18.24%, 12/07/23 .. 2,197 2,167
172591096.LC.FTS.B, 10.81%, 12/15/23 .. 1,827 1,781
173021253.LC.FTS.B, 10.19%, 12/18/23 .. 3,243 3,185
173107270.LC.FTS.B, 17.3%, 12/18/23 ... 537 534
173106203.LC.FTS.B, 20.74%, 12/18/23 .. 4,716 4,684
173000593.LC.FTS.B, 14.71%, 12/21/23 .. 7,062 6,947
173100997.LC.FTS.B, 14.02%, 12/27/23 .. 9,164 9,027
173399124.LC.FTS.B, 16.08%, 12/30/23 .. 2,964 2,912
173365718.LC.FTS.B, 17.3%, 12/30/23 ... 3,000 2,952
172326263.LC.FTS.B, 14.02%, 12/31/23 .. 2,916 2,865
173378319.LC.FTS.B, 14.71%, 12/31/23 .. 1,753 1,706
173431392.LC.FTS.B, 19.12%, 12/31/23 .. 1,526 1,501
172830533.LC.FTS.B, Zero Cpn, 1/04/24 . 3,072 –
172968764.LC.FTS.B, 16.08%, 1/04/24 ... 1,779 1,753
173559970.LC.FTS.B, Zero Cpn, 1/26/24 . 8,510 –
174048004.LC.FTS.B, 12.49%, 1/26/24 ... 2,859 2,797
174028958.LC.FTS.B, 14.99%, 1/26/24 ... 10,083 9,845
174181203.LC.FTS.B, 16.99%, 1/26/24 ... 539 538
174096433.LC.FTS.B, Zero Cpn, 1/28/24 . 4,660 432
173990194.LC.FTS.B, 13.99%, 1/28/24 ... 2,566 2,532
174205068.LC.FTS.B, 13.99%, 1/28/24 ... 4,812 4,797
173995037.LC.FTS.B, 16.19%, 1/28/24 ... 393 392
173720769.LC.FTS.B, 16.99%, 1/28/24 ... 7,925 7,913
173993696.LC.FTS.B, 19.49%, 1/28/24 ... 11,839 11,841
173506829.LC.FTS.B, 20.74%, 1/28/24 ... 1,519 296
174155308.LC.FTS.B, 8.59%, 1/29/24 ... 1,473 1,437
174090524.LC.FTS.B, 12.74%, 1/29/24 ... 9,493 9,286
174235765.LC.FTS.B, 12.74%, 1/29/24 ... 2,215 2,208
174224849.LC.FTS.B, 13.99%, 1/29/24 ... 1,281 1,266
174241094.LC.FTS.B, 13.99%, 1/29/24 ... 3,843 3,832
174239520.LC.FTS.B, 16.99%, 1/29/24 ... 1,977 1,974
174240247.LC.FTS.B, 18.49%, 1/29/24 ... 4,010 3,997
174169568.LC.FTS.B, 7.74%, 2/04/24 ... 10,560 10,281
174293219.LC.FTS.B, 19.44%, 2/05/24 ... 1,521 1,525
174306657.LC.FTS.B, 11.34%, 2/07/24 ... 7,436 861
174343617.LC.FTS.B, 11.29%, 2/15/24 ... 6,825 6,721
174107383.LC.FTS.B, 12.34%, 2/17/24 ... 7,867 431
174351573.LC.FTS.B, 16.99%, 2/17/24 ... 10,087 10,026
173725842.LC.FTS.B, 16.08%, 2/22/24 ... 10,443 10,240
174347591.LC.FTS.B, 13.99%, 2/23/24 ... 3,315 3,275
174279916.LC.FTS.B, 13.04%, 6/08/24 ... 10,466 10,251
173388155.LC.FTS.B, 17.3%, 8/09/24 ... 671 588
182191083.LC.FTS.B, 18.99%, 10/13/24 .. 2,849 2,811
182251543.LC.FTS.B, 15.99%, 10/14/24 .. 5,314 5,238

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182168238.LC.FTS.B, 18.99%, 10/14/24 .. $ 10,263 $ 9,990
182227875.LC.FTS.B, 19.49%, 10/14/24 .. 13,025 2,362
182189422.LC.FTS.B, 19.99%, 10/14/24 .. 5,797 5,750
182333831.LC.FTS.B, 19.44%, 10/15/24 .. 2,859 2,845
182308670.LC.FTS.B, 19.49%, 10/15/24 .. 5,148 5,137
182183875.LC.FTS.B, 20.99%, 10/15/24 .. 5,774 5,762
182215764.LC.FTS.B, 20.99%, 10/15/24 .. 11,548 11,523
182310621.LC.FTS.B, 21.49%, 10/15/24 .. 12,047 12,021
182294171.LC.FTS.B, 22.99%, 10/15/24 .. 5,740 5,774
182334375.LC.FTS.B, 23.99%, 10/15/24 .. 8,822 8,886
181823934.LC.FTS.B, 18.99%, 10/16/24 .. 8,568 8,447
182279306.LC.FTS.B, 15.99%, 10/17/24 .. 7,047 5,553
182309932.LC.FTS.B, 19.49%, 10/17/24 .. 6,125 4,853
182060544.LC.FTS.B, Zero Cpn, 10/18/24 6,155 574
182090100.LC.FTS.B, 16.49%, 10/18/24 .. 3,647 3,532
182322335.LC.FTS.B, 20.49%, 10/18/24 .. 14,390 14,366
182332114.LC.FTS.B, 22.99%, 10/18/24 .. 1,169 1,181
182334791.LC.FTS.B, 22.99%, 10/18/24 .. 1,461 1,477
182127030.LC.FTS.B, 23.99%, 10/18/24 .. 5,915 5,957
182386230.LC.FTS.B, 15.99%, 10/19/24 .. 5,334 4,135
182352192.LC.FTS.B, 17.44%, 10/19/24 .. 5,644 5,602
182455989.LC.FTS.B, 17.44%, 10/19/24 .. 5,645 5,619
182112904.LC.FTS.B, 19.49%, 10/19/24 .. 11,154 10,896
181717704.LC.FTS.B, 22.49%, 10/19/24 .. 14,572 14,679
182413362.LC.FTS.B, 22.99%, 10/20/24 .. 834 831
182410510.LC.FTS.B, 27.99%, 10/21/24 .. 9,034 9,224
182327350.LC.FTS.B, 18.99%, 10/23/24 .. 4,815 4,791
182222867.LC.FTS.B, 18.49%, 10/25/24 .. 5,725 5,698
182348144.LC.FTS.B, 18.99%, 10/25/24 .. 5,750 5,723
182434150.LC.FTS.B, 20.44%, 10/25/24 .. 4,060 4,050
182411428.LC.FTS.B, 18.44%, 10/26/24 .. 10,323 10,219
182341717.LC.FTS.B, 18.99%, 10/30/24 .. 6,054 5,994
182545979.LC.FTS.B, 11.99%, 11/01/24 .. 10,298 10,215
182385569.LC.FTS.B, 21.49%, 11/01/24 .. 15,157 15,051
182713608.LC.FTS.B, 22.99%, 11/01/24 .. 3,669 3,685
182709715.LC.FTS.B, Zero Cpn, 11/02/24 8,766 –
182830334.LC.FTS.B, 12.99%, 11/02/24 .. 5,757 5,682
182833905.LC.FTS.B, 15.49%, 11/02/24 .. 14,620 14,427
182797314.LC.FTS.B, 15.99%, 11/02/24 .. 5,915 5,767
182852118.LC.FTS.B, 16.49%, 11/02/24 .. 6,473 6,420
182842810.LC.FTS.B, 17.49%, 11/02/24 .. 5,328 5,285
182863345.LC.FTS.B, 18.99%, 11/02/24 .. 2,987 2,962
182863664.LC.FTS.B, 19.99%, 11/02/24 .. 2,525 2,505
182884975.LC.FTS.B, 15.99%, 11/03/24 .. 15,577 5,754
182914089.LC.FTS.B, 17.19%, 11/03/24 .. 2,659 2,638
182877276.LC.FTS.B, 17.49%, 11/03/24 .. 3,856 3,821
182882751.LC.FTS.B, 18.99%, 11/03/24 .. 2,090 2,074
182406475.LC.FTS.B, 19.99%, 11/03/24 .. 7,002 6,938
182901080.LC.FTS.B, 22.49%, 11/03/24 .. 2,439 2,451
182343246.LC.FTS.B, 22.99%, 11/03/24 .. 3,669 3,687
182919920.LC.FTS.B, 10.34%, 11/04/24 .. 8,491 8,430
182907566.LC.FTS.B, 15.99%, 11/04/24 .. 1,642 1,630
182914824.LC.FTS.B, 16.49%, 11/04/24 .. 5,887 5,836
182927640.LC.FTS.B, 16.49%, 11/04/24 .. 3,059 3,032
182953244.LC.FTS.B, 17.49%, 11/04/24 .. 5,920 5,875
182908181.LC.FTS.B, 17.99%, 11/04/24 .. 3,519 3,492
182281352.LC.FTS.B, 18.99%, 11/04/24 .. 7,168 7,113
182921573.LC.FTS.B, 18.99%, 11/04/24 .. 12,176 1,384
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182488402.LC.FTS.B, 19.49%, 11/04/24 .. $ 4,068 $ 1,501
182726206.LC.FTS.B, 19.99%, 11/04/24 .. 2,704 2,688
183008113.LC.FTS.B, 11.99%, 11/05/24 .. 3,433 3,390
182498467.LC.FTS.B, 14.99%, 11/05/24 .. 4,628 1,702
182766834.LC.FTS.B, 15.99%, 11/05/24 .. 15,394 5,625
182864591.LC.FTS.B, 18.44%, 11/05/24 .. 21,018 20,861
182954507.LC.FTS.B, 18.44%, 11/05/24 .. 4,667 1,700
182054732.LC.FTS.B, 18.99%, 11/05/24 .. 2,585 2,565
182892987.LC.FTS.B, 18.99%, 11/05/24 .. 7,168 7,115
182923000.LC.FTS.B, 18.99%, 11/05/24 .. 14,935 14,822
182929096.LC.FTS.B, 18.99%, 11/05/24 .. 3,584 3,557
182918450.LC.FTS.B, 22.99%, 11/05/24 .. 6,116 6,150
182830358.LC.FTS.B, 24.99%, 11/05/24 .. 4,785 4,816
182854752.LC.FTS.B, 18.99%, 11/07/24 .. 12,001 11,900
182428388.LC.FTS.B, Zero Cpn, 11/08/24 13,475 –
183012848.LC.FTS.B, 6%, 11/08/24 ..... 6,555 6,478
182862683.LC.FTS.B, 11.04%, 11/08/24 .. 7,475 1,252
182951096.LC.FTS.B, 12.99%, 11/08/24 .. 12,379 12,294
182935882.LC.FTS.B, 14.49%, 11/08/24 .. 5,812 5,756
183005145.LC.FTS.B, 14.49%, 11/08/24 .. 10,462 10,389
182937534.LC.FTS.B, 15.99%, 11/08/24 .. 5,866 5,809
182874683.LC.FTS.B, 16.19%, 11/08/24 .. 11,965 11,859
182990403.LC.FTS.B, 16.49%, 11/08/24 .. 5,574 5,535
182991246.LC.FTS.B, 16.49%, 11/08/24 .. 4,707 4,674
182769411.LC.FTS.B, 18.44%, 11/08/24 .. 2,858 2,837
182999357.LC.FTS.B, 18.44%, 11/08/24 .. 6,112 2,271
182908610.LC.FTS.B, 18.49%, 11/08/24 .. 17,769 17,626
182934535.LC.FTS.B, 18.49%, 11/08/24 .. 21,940 8,051
182946096.LC.FTS.B, 22.99%, 11/08/24 .. 3,058 3,077
182967907.LC.FTS.B, 18.19%, 11/09/24 .. 22,725 3,990
182737632.LC.FTS.B, 20.99%, 11/10/24 .. 6,091 6,030
182923608.LC.FTS.B, Zero Cpn, 11/12/24 4,693 –
182875454.LC.FTS.B, 12.99%, 11/12/24 .. 3,878 3,851
183149370.LC.FTS.B, 15.19%, 11/12/24 .. 2,919 2,901
183022196.LC.FTS.B, 15.99%, 11/12/24 .. 5,631 5,597
183108244.LC.FTS.B, 15.99%, 11/12/24 .. 1,173 1,166
183143740.LC.FTS.B, 16.49%, 11/12/24 .. 5,002 4,957
182977352.LC.FTS.B, 17.44%, 11/12/24 .. 5,918 5,882
182921780.LC.FTS.B, 11.04%, 11/13/24 .. 12,302 12,183
182716700.LC.FTS.B, 14.99%, 11/14/24 .. 5,876 5,836
182861781.LC.FTS.B, Zero Cpn, 11/15/24 13,253 –
182828421.LC.FTS.B, 11.49%, 11/15/24 .. 17,177 17,061
182991991.LC.FTS.B, 11.49%, 11/15/24 .. 4,536 4,487
182936009.LC.FTS.B, 13.04%, 11/15/24 .. 9,904 9,844
183154424.LC.FTS.B, 15.99%, 11/15/24 .. 8,213 8,165
183171929.LC.FTS.B, 16.49%, 11/15/24 .. 3,533 3,508
182460757.LC.FTS.B, 17.44%, 11/15/24 .. 7,032 226
182850075.LC.FTS.B, 17.99%, 11/15/24 .. 13,963 13,880
182547090.LC.FTS.B, 18.99%, 11/15/24 .. 9,103 9,014
183150801.LC.FTS.B, 18.99%, 11/15/24 .. 5,974 5,938
183164730.LC.FTS.B, 18.99%, 11/15/24 .. 717 712
182903788.LC.FTS.B, 19.49%, 11/15/24 .. 12,744 12,675
183048902.LC.FTS.B, 19.49%, 11/15/24 .. 14,979 14,928
183127694.LC.FTS.B, 19.49%, 11/15/24 .. 9,646 9,491
182850730.LC.FTS.B, 22.99%, 11/15/24 .. 11,223 11,249
183261327.LC.FTS.B, 11.04%, 11/16/24 .. 9,614 9,431
183334882.LC.FTS.B, 11.99%, 11/16/24 .. 3,433 3,395
182786422.LC.FTS.B, 13.99%, 11/16/24 .. 8,986 421

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182487044.LC.FTS.B, 14.99%, 11/16/24 .. $ 8,858 $ 8,600
182762119.LC.FTS.B, 15.49%, 11/16/24 .. 4,742 4,710
183199016.LC.FTS.B, 18.99%, 11/16/24 .. 2,988 2,943
183248270.LC.FTS.B, 18.99%, 11/16/24 .. 5,974 5,940
183249845.LC.FTS.B, 18.99%, 11/16/24 .. 5,078 5,048
183204737.LC.FTS.B, 19.49%, 11/16/24 .. 3,848 3,825
183265092.LC.FTS.B, 20.44%, 11/16/24 .. 4,519 4,504
182940512.LC.FTS.B, 9.34%, 11/17/24 ... 1,158 1,132
183199235.LC.FTS.B, 10.99%, 11/17/24 .. 8,527 8,436
183036723.LC.FTS.B, 16.49%, 11/17/24 .. 8,473 8,427
183312442.LC.FTS.B, 17.44%, 11/17/24 .. 5,371 646
183258872.LC.FTS.B, 17.99%, 11/17/24 .. 6,413 6,378
183131010.LC.FTS.B, 18.99%, 11/17/24 .. 2,150 2,138
183281498.LC.FTS.B, 18.99%, 11/17/24 .. 5,974 5,941
182874149.LC.FTS.B, 22.99%, 11/17/24 .. 12,445 12,517
183376238.LC.FTS.B, 15.19%, 11/18/24 .. 8,129 8,088
183297337.LC.FTS.B, 15.49%, 11/18/24 .. 6,433 6,401
183031081.LC.FTS.B, 15.99%, 11/18/24 .. 10,852 10,618
183301563.LC.FTS.B, 15.99%, 11/18/24 .. 3,226 3,210
183195827.LC.FTS.B, 16.49%, 11/18/24 .. 20,595 20,260
183237884.LC.FTS.B, 18.19%, 11/18/24 .. 14,269 14,195
182840575.LC.FTS.B, 18.99%, 11/18/24 .. 2,987 2,971
182861390.LC.FTS.B, 18.99%, 11/18/24 .. 11,893 11,823
183290549.LC.FTS.B, 18.99%, 11/18/24 .. 11,221 11,143
183307678.LC.FTS.B, 18.99%, 11/18/24 .. 4,480 4,457
183319106.LC.FTS.B, 18.99%, 11/18/24 .. 5,974 5,943
183239686.LC.FTS.B, 20.44%, 11/18/24 .. 14,490 14,414
183308830.LC.FTS.B, 22.99%, 11/18/24 .. 2,202 2,222
182787978.LC.FTS.B, Zero Cpn, 11/19/24 3,488 328
183351808.LC.FTS.B, 11.49%, 11/19/24 .. 8,554 8,467
183388949.LC.FTS.B, 14.19%, 11/19/24 .. 19,431 19,255
183082106.LC.FTS.B, 15.99%, 11/19/24 .. 6,746 6,638
183325965.LC.FTS.B, 15.99%, 11/19/24 .. 11,233 11,178
183273399.LC.FTS.B, 18.99%, 11/19/24 .. 4,301 4,280
183339518.LC.FTS.B, 18.99%, 11/19/24 .. 5,974 5,944
183355970.LC.FTS.B, 22.99%, 11/19/24 .. 6,116 6,175
183366235.LC.FTS.B, 22.99%, 11/19/24 .. 3,058 3,088
182746441.LC.FTS.B, 17.44%, 11/20/24 .. 10,486 1,874
182390204.LC.FTS.B, 18.99%, 11/20/24 .. 10,851 10,786
182810364.LC.FTS.B, 19.49%, 11/20/24 .. 11,584 11,537
182398953.LC.FTS.B, 23.99%, 11/20/24 .. 5,820 71
183009664.LC.FTS.B, 14.19%, 11/21/24 .. 8,737 8,687
183424030.LC.FTS.B, 12.24%, 11/22/24 .. 4,118 4,079
182983769.LC.FTS.B, 12.99%, 11/22/24 .. 2,764 2,744
183270133.LC.FTS.B, 14.44%, 11/22/24 .. 4,671 4,632
183422493.LC.FTS.B, 14.99%, 11/22/24 .. 1,399 1,393
183428100.LC.FTS.B, 16.99%, 11/22/24 .. 11,805 11,737
183268922.LC.FTS.B, 17.99%, 11/22/24 .. 15,120 15,018
183326198.LC.FTS.B, 18.99%, 11/22/24 .. 4,779 4,757
183394488.LC.FTS.B, 18.99%, 11/22/24 .. 2,987 2,973
183369334.LC.FTS.B, 22.99%, 11/22/24 .. 10,649 10,712
183400615.LC.FTS.B, 12.49%, 11/23/24 .. 14,356 14,280
183464008.LC.FTS.B, 15.24%, 11/23/24 .. 15,858 15,638
183501862.LC.FTS.B, 16.19%, 11/23/24 .. 9,330 1,102
182940029.LC.FTS.B, 16.49%, 11/23/24 .. 3,940 3,918
182618845.LC.FTS.B, 18.99%, 11/23/24 .. 5,974 5,931
183430526.LC.FTS.B, 18.99%, 11/23/24 .. 5,974 5,948
183431297.LC.FTS.B, 18.99%, 11/23/24 .. 2,389 2,372
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
182950120.LC.FTS.B, 22.99%, 11/23/24 .. $ 16,451 $ 16,541
183554355.LC.FTS.B, 15.19%, 11/24/24 .. 6,421 6,396
183464408.LC.FTS.B, 15.99%, 11/24/24 .. 3,697 455
183532866.LC.FTS.B, 15.99%, 11/24/24 .. 3,513 3,497
183565213.LC.FTS.B, 16.19%, 11/24/24 .. 1,459 1,446
183476973.LC.FTS.B, 16.49%, 11/24/24 .. 8,782 8,647
183540917.LC.FTS.B, 16.49%, 11/24/24 .. 1,471 1,465
183540900.LC.FTS.B, 18.44%, 11/24/24 .. 1,488 1,483
183371602.LC.FTS.B, 18.99%, 11/24/24 .. 12,501 12,422
183407963.LC.FTS.B, 18.99%, 11/24/24 .. 5,320 5,287
182884112.LC.FTS.B, 15.74%, 11/25/24 .. 20,610 20,271
183339903.LC.FTS.B, Zero Cpn, 11/26/24 8,120 755
183343101.LC.FTS.B, Zero Cpn, 11/26/24 6,360 –
183519416.LC.FTS.B, 15.49%, 11/26/24 .. 6,121 6,072
183524052.LC.FTS.B, 16.49%, 11/26/24 .. 15,522 15,432
183520286.LC.FTS.B, 16.99%, 11/26/24 .. 5,312 5,293
183504509.LC.FTS.B, 18.49%, 11/26/24 .. 11,246 11,130
183027816.LC.FTS.B, 18.99%, 11/26/24 .. 5,826 5,781
183439545.LC.FTS.B, 19.49%, 11/26/24 .. 3,344 3,340
183342456.LC.FTS.B, 22.49%, 11/26/24 .. 15,245 15,426
183441212.LC.FTS.B, 22.99%, 11/26/24 .. 1,315 1,330
183518965.LC.FTS.B, 24.99%, 11/26/24 .. 3,353 651
183287166.LC.FTS.B, 18.49%, 11/28/24 .. 8,996 1,662
183259213.LC.FTS.B, 18.99%, 11/28/24 .. 3,350 3,322
183402694.LC.FTS.B, 11.99%, 11/29/24 .. 7,238 7,128
183250462.LC.FTS.B, 14.99%, 11/29/24 .. 5,513 5,459
183538925.LC.FTS.B, 15.99%, 11/29/24 .. 8,590 1,745
183425417.LC.FTS.B, 16.49%, 11/29/24 .. 8,772 8,650
183522405.LC.FTS.B, 17.99%, 11/29/24 .. 21,721 21,531
183102073.LC.FTS.B, 18.99%, 11/29/24 .. 2,839 2,803
183619170.LC.FTS.B, 14.19%, 11/30/24 .. 6,071 6,017
183474066.LC.FTS.B, 15%, 11/30/24 .... 3,807 3,409
183500540.LC.FTS.B, 15.99%, 11/30/24 .. 4,908 4,864
183356155.LC.FTS.B, 16.99%, 11/30/24 .. 15,572 15,413
182783983.LC.FTS.B, 17.49%, 11/30/24 .. 13,819 13,637
183602959.LC.FTS.B, 18.49%, 11/30/24 .. 4,000 3,971
183339461.LC.FTS.B, 18.99%, 11/30/24 .. 11,341 11,222
183616976.LC.FTS.B, 18.99%, 11/30/24 .. 6,490 6,431
183291733.LC.FTS.B, 19.99%, 11/30/24 .. 4,561 4,513
183674531.LC.FTS.B, Zero Cpn, 12/01/24 8,421 401
183362712.LC.FTS.B, 15.99%, 12/01/24 .. 9,964 9,862
183663596.LC.FTS.B, 16.19%, 12/01/24 .. 9,829 9,739
183359486.LC.FTS.B, 16.99%, 12/01/24 .. 5,935 5,874
183645675.LC.FTS.B, 19.99%, 12/01/24 .. 2,511 2,489
183673337.LC.FTS.B, 23.99%, 12/01/24 .. 16,037 16,067
183691663.LC.FTS.B, 13.04%, 12/02/24 .. 4,825 4,665
183762903.LC.FTS.B, 15.44%, 12/02/24 .. 4,679 4,613
183705826.LC.FTS.B, 15.99%, 12/02/24 .. 13,192 13,077
183434525.LC.FTS.B, 19.99%, 12/02/24 .. 12,051 11,955
183697716.LC.FTS.B, 22.99%, 12/02/24 .. 638 640
183354385.LC.FTS.B, 12.49%, 12/03/24 .. 3,607 3,577
183695987.LC.FTS.B, 15.99%, 12/03/24 .. 12,583 12,287
183777683.LC.FTS.B, 18.99%, 12/03/24 .. 5,243 5,197
183609082.LC.FTS.B, 19.49%, 12/03/24 .. 2,504 2,484
183773059.LC.FTS.B, 21.99%, 12/03/24 .. 9,519 9,547
183402493.LC.FTS.B, 22.99%, 12/03/24 .. 4,267 4,264
183788267.LC.FTS.B, 22.99%, 12/03/24 .. 2,297 2,304
183693231.LC.FTS.B, 12.49%, 12/05/24 .. 966 957

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183502968.LC.FTS.B, 15.19%, 12/05/24 .. $ 4,849 $ 278
183535525.LC.FTS.B, 17.99%, 12/05/24 .. 4,371 4,285
183410744.LC.FTS.B, Zero Cpn, 12/06/24 10,531 –
183189944.LC.FTS.B, 13.04%, 12/06/24 .. 9,043 8,945
183827173.LC.FTS.B, 14.99%, 12/06/24 .. 3,105 3,078
183203390.LC.FTS.B, 15.49%, 12/06/24 .. 15,345 15,205
183769602.LC.FTS.B, 16.19%, 12/06/24 .. 5,544 5,493
183766217.LC.FTS.B, 16.49%, 12/06/24 .. 5,231 5,138
183795092.LC.FTS.B, 17.49%, 12/06/24 .. 9,902 9,792
183802837.LC.FTS.B, 17.99%, 12/06/24 .. 17,580 17,433
183785739.LC.FTS.B, 18.44%, 12/06/24 .. 2,847 332
183558965.LC.FTS.B, 18.99%, 12/06/24 .. 4,494 4,456
183799482.LC.FTS.B, 18.99%, 12/06/24 .. 6,293 6,250
183818205.LC.FTS.B, 18.99%, 12/06/24 .. 14,980 14,853
183541347.LC.FTS.B, 22.99%, 12/06/24 .. 6,380 6,402
183853227.LC.FTS.B, Zero Cpn, 12/07/24 6,050 282
183169104.LC.FTS.B, 12.34%, 12/07/24 .. 15,615 15,407
183193558.LC.FTS.B, 12.49%, 12/07/24 .. 15,020 14,653
183895042.LC.FTS.B, 12.49%, 12/07/24 .. 7,071 361
183890926.LC.FTS.B, 15.19%, 12/07/24 .. 21,987 21,811
183568984.LC.FTS.B, 15.99%, 12/07/24 .. 18,522 18,272
183882045.LC.FTS.B, 15.99%, 12/07/24 .. 9,204 9,053
183901831.LC.FTS.B, 16.49%, 12/07/24 .. 18,461 18,311
183585296.LC.FTS.B, 17.49%, 12/07/24 .. 6,189 6,104
183893289.LC.FTS.B, 18.44%, 12/07/24 .. 1,555 1,538
183739101.LC.FTS.B, 18.99%, 12/07/24 .. 4,993 4,910
183882847.LC.FTS.B, 21.99%, 12/07/24 .. 6,494 2,455
183710611.LC.FTS.B, 22.49%, 12/07/24 .. 2,559 2,560
183864519.LC.FTS.B, 22.49%, 12/07/24 .. 11,083 11,041
183872755.LC.FTS.B, 22.99%, 12/07/24 .. 6,718 6,683
183835868.LC.FTS.B, 24.99%, 12/07/24 .. 6,321 6,370
183842381.LC.FTS.B, 24.99%, 12/07/24 .. 7,739 7,783
183294973.LC.FTS.B, 27.99%, 12/07/24 .. 11,791 11,897
183947592.LC.FTS.B, Zero Cpn, 12/08/24 6,201 –
183582634.LC.FTS.B, 11.04%, 12/08/24 .. 2,950 2,854
184003016.LC.FTS.B, 13.19%, 12/08/24 .. 905 893
183915427.LC.FTS.B, 13.24%, 12/08/24 .. 14,723 14,604
183732977.LC.FTS.B, 14.49%, 12/08/24 .. 9,124 9,053
183913486.LC.FTS.B, 14.49%, 12/08/24 .. 3,041 3,018
183954033.LC.FTS.B, 14.49%, 12/08/24 .. 8,541 8,479
183587648.LC.FTS.B, 15.99%, 12/08/24 .. 9,329 335
183955270.LC.FTS.B, 16.49%, 12/08/24 .. 1,538 1,526
183942448.LC.FTS.B, 17.99%, 12/08/24 .. 2,330 848
183938966.LC.FTS.B, 18.49%, 12/08/24 .. 7,604 7,542
183551116.LC.FTS.B, 18.99%, 12/08/24 .. 4,369 4,334
183942961.LC.FTS.B, 18.99%, 12/08/24 .. 3,121 3,095
183801794.LC.FTS.B, 19.44%, 12/08/24 .. 6,207 6,164
183973489.LC.FTS.B, Zero Cpn, 12/09/24 4,534 –
183961259.LC.FTS.B, 12.74%, 12/09/24 .. 6,020 5,976
184035228.LC.FTS.B, 13.04%, 12/09/24 .. 9,046 8,930
184037141.LC.FTS.B, 13.19%, 12/09/24 .. 4,483 4,425
183959313.LC.FTS.B, 13.24%, 12/09/24 .. 10,642 515
183835923.LC.FTS.B, 15.19%, 12/09/24 .. 6,994 6,934
183294173.LC.FTS.B, 15.99%, 12/09/24 .. 3,685 3,653
183610510.LC.FTS.B, 15.99%, 12/09/24 .. 13,499 13,360
183931492.LC.FTS.B, 16.99%, 12/09/24 .. 12,344 12,167
183951356.LC.FTS.B, 17.49%, 12/09/24 .. 10,831 10,748
183972047.LC.FTS.B, 17.49%, 12/09/24 .. 619 614
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183968599.LC.FTS.B, 18.99%, 12/09/24 .. $ 2,497 $ 2,477
183966895.LC.FTS.B, 19.99%, 12/09/24 .. 7,438 7,389
183576580.LC.FTS.B, 20.44%, 12/09/24 .. 15,730 15,631
183880382.LC.FTS.B, 22.99%, 12/09/24 .. 3,195 3,188
183967026.LC.FTS.B, 22.99%, 12/09/24 .. 11,485 11,538
183969487.LC.FTS.B, 22.99%, 12/09/24 .. 9,634 9,646
183983228.LC.FTS.B, 26.49%, 12/09/24 .. 15,603 15,722
183493762.LC.FTS.B, 12.24%, 12/10/24 .. 21,246 20,949
184037034.LC.FTS.B, 12.49%, 12/10/24 .. 601 597
183775188.LC.FTS.B, 14.44%, 12/10/24 .. 9,729 9,467
184000110.LC.FTS.B, 15.49%, 12/10/24 .. 9,789 9,718
183974082.LC.FTS.B, 15.99%, 12/10/24 .. 12,878 12,783
184004060.LC.FTS.B, 16.49%, 12/10/24 .. 17,230 17,103
183929309.LC.FTS.B, 16.99%, 12/10/24 .. 12,331 12,239
184001961.LC.FTS.B, 16.99%, 12/10/24 .. 4,835 4,766
184006108.LC.FTS.B, 16.99%, 12/10/24 .. 7,714 7,657
184044208.LC.FTS.B, 16.99%, 12/10/24 .. 16,292 16,172
184008894.LC.FTS.B, 17.99%, 12/10/24 .. 6,206 6,160
183687452.LC.FTS.B, 18.99%, 12/10/24 .. 624 619
183979122.LC.FTS.B, 18.99%, 12/10/24 .. 1,504 1,491
184026094.LC.FTS.B, 22.99%, 12/10/24 .. 4,251 4,261
182860020.LC.FTS.B, 15.44%, 12/12/24 .. 22,179 21,996
184025076.LC.FTS.B, 18.99%, 12/12/24 .. 6,890 6,833
184073466.LC.FTS.B, Zero Cpn, 12/13/24 4,494 –
184035087.LC.FTS.B, 10.34%, 12/13/24 .. 5,934 5,861
184030481.LC.FTS.B, 11.04%, 12/13/24 .. 4,172 4,080
184049185.LC.FTS.B, 13.24%, 12/13/24 .. 10,869 10,794
183789603.LC.FTS.B, 14.99%, 12/13/24 .. 10,610 1,825
184083997.LC.FTS.B, 16.44%, 12/13/24 .. 4,239 3,309
183170547.LC.FTS.B, 16.49%, 12/13/24 .. 17,404 16,984
184074389.LC.FTS.B, 16.49%, 12/13/24 .. 6,461 6,416
184003705.LC.FTS.B, 17.99%, 12/13/24 .. 9,310 9,243
184046281.LC.FTS.B, 18.99%, 12/13/24 .. 749 743
183770308.LC.FTS.B, 21.49%, 12/13/24 .. 1,962 1,951
184053243.LC.FTS.B, Zero Cpn, 12/14/24 13,336 –
184058193.LC.FTS.B, Zero Cpn, 12/14/24 7,508 702
184125481.LC.FTS.B, Zero Cpn, 12/14/24 5,927 –
184106683.LC.FTS.B, 9.99%, 12/14/24 ... 8,882 8,495
184070958.LC.FTS.B, 10.49%, 12/14/24 .. 3,341 3,297
184028586.LC.FTS.B, 10.99%, 12/14/24 .. 17,872 17,452
184058069.LC.FTS.B, 11.04%, 12/14/24 .. 4,171 4,061
184056676.LC.FTS.B, 15.99%, 12/14/24 .. 3,068 2,985
184105133.LC.FTS.B, 15.99%, 12/14/24 .. 7,984 7,829
183304150.LC.FTS.B, 16.49%, 12/14/24 .. 7,077 7,028
184078696.LC.FTS.B, 17.99%, 12/14/24 .. 6,137 6,081
184127825.LC.FTS.B, 18.44%, 12/14/24 .. 4,353 (96)
184111504.LC.FTS.B, 18.99%, 12/14/24 .. 7,493 7,432
184091538.LC.FTS.B, 19.99%, 12/14/24 .. 4,078 735
184106917.LC.FTS.B, 22.99%, 12/14/24 .. 7,656 7,701
183398584.LC.FTS.B, Zero Cpn, 12/15/24 3,116 291
183959795.LC.FTS.B, Zero Cpn, 12/15/24 7,970 –
184202834.LC.FTS.B, 10.49%, 12/15/24 .. 9,503 9,389
183776421.LC.FTS.B, 11.04%, 12/15/24 .. 4,601 4,488
183184685.LC.FTS.B, 13.24%, 12/15/24 .. 4,871 4,835
183708997.LC.FTS.B, 13.44%, 12/15/24 .. 3,047 3,024
183869083.LC.FTS.B, 15.19%, 12/15/24 .. 6,108 6,067
184073189.LC.FTS.B, 15.19%, 12/15/24 .. 2,786 2,767
183926594.LC.FTS.B, 15.99%, 12/15/24 .. 5,184 5,144

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184009446.LC.FTS.B, 16.49%, 12/15/24 .. $ 4,930 $ 4,891
183974444.LC.FTS.B, 16.99%, 12/15/24 .. 3,103 3,080
183717093.LC.FTS.B, 18.99%, 12/15/24 .. 4,370 4,335
183796732.LC.FTS.B, 18.99%, 12/15/24 .. 5,041 5,001
184104394.LC.FTS.B, 18.99%, 12/15/24 .. 15,604 15,497
183776889.LC.FTS.B, 19.49%, 12/15/24 .. 6,266 6,221
184099284.LC.FTS.B, 19.49%, 12/15/24 .. 9,348 9,257
183693847.LC.FTS.B, 19.99%, 12/15/24 .. 5,750 5,714
183980484.LC.FTS.B, 21.99%, 12/15/24 .. 17,902 3,356
184076230.LC.FTS.B, 21.99%, 12/15/24 .. 3,807 3,831
184220816.LC.FTS.B, Zero Cpn, 12/16/24 7,431 702
184125379.LC.FTS.B, 10.34%, 12/16/24 .. 11,274 10,850
184213707.LC.FTS.B, 10.34%, 12/16/24 .. 21,362 21,114
184230024.LC.FTS.B, 15.44%, 12/16/24 .. 9,786 9,725
183602283.LC.FTS.B, 15.99%, 12/16/24 .. 16,206 12,526
184167764.LC.FTS.B, 15.99%, 12/16/24 .. 10,281 10,215
184016559.LC.FTS.B, 16.44%, 12/16/24 .. 3,891 3,836
184149278.LC.FTS.B, 16.49%, 12/16/24 .. 7,996 7,946
183752485.LC.FTS.B, 16.99%, 12/16/24 .. 13,913 1,670
184118078.LC.FTS.B, 17.44%, 12/16/24 .. 3,093 3,074
184233839.LC.FTS.B, 18.44%, 12/16/24 .. 6,222 6,182
184234038.LC.FTS.B, 18.44%, 12/16/24 .. 7,137 5,604
184208226.LC.FTS.B, Zero Cpn, 12/17/24 5,980 561
184236479.LC.FTS.B, Zero Cpn, 12/17/24 18,869 1,769
183604911.LC.FTS.B, 10.24%, 12/17/24 .. 3,961 3,878
184250542.LC.FTS.B, 12.49%, 12/17/24 .. 4,809 4,781
184245291.LC.FTS.B, 13.19%, 12/17/24 .. 21,127 21,002
184142932.LC.FTS.B, 13.99%, 12/17/24 .. 13,949 13,501
184191218.LC.FTS.B, 13.99%, 12/17/24 .. 10,421 10,205
184235593.LC.FTS.B, 15.19%, 12/17/24 .. 1,527 1,518
184248232.LC.FTS.B, 16.19%, 12/17/24 .. 3,071 3,053
184243930.LC.FTS.B, 16.49%, 12/17/24 .. 3,692 3,670
184125400.LC.FTS.B, 16.99%, 12/17/24 .. 11,077 10,945
183862855.LC.FTS.B, 17.44%, 12/17/24 .. 4,996 4,944
184015727.LC.FTS.B, 18.99%, 12/17/24 .. 6,242 6,203
184246546.LC.FTS.B, 18.99%, 12/17/24 .. 12,483 12,405
184252044.LC.FTS.B, 18.99%, 12/17/24 .. 3,963 3,939
184252099.LC.FTS.B, 18.99%, 12/17/24 .. 3,121 3,101
184253714.LC.FTS.B, 19.49%, 12/17/24 .. 16,618 16,420
183943415.LC.FTS.B, 19.99%, 12/17/24 .. 9,415 9,374
183929820.LC.FTS.B, 15.49%, 12/18/24 .. 3,085 3,063
183874684.LC.FTS.B, 19.49%, 12/19/24 .. 6,976 6,932
184186523.LC.FTS.B, 9.29%, 12/20/24 ... 8,254 7,970
184238507.LC.FTS.B, 12.49%, 12/20/24 .. 2,920 2,871
184245796.LC.FTS.B, 14.44%, 12/20/24 .. 8,479 8,307
183409645.LC.FTS.B, 14.49%, 12/20/24 .. 14,600 14,458
183975067.LC.FTS.B, 15.49%, 12/20/24 .. 3,082 3,062
184065895.LC.FTS.B, 15.49%, 12/20/24 .. 7,342 7,300
184281222.LC.FTS.B, 15.99%, 12/20/24 .. 6,136 6,100
183474005.LC.FTS.B, 16.49%, 12/20/24 .. 6,415 6,377
184264223.LC.FTS.B, 16.49%, 12/20/24 .. 18,799 18,691
184274458.LC.FTS.B, 18.49%, 12/20/24 .. 11,203 11,137
183828952.LC.FTS.B, 18.99%, 12/20/24 .. 4,532 4,501
184210526.LC.FTS.B, 18.99%, 12/20/24 .. 8,988 8,935
184281792.LC.FTS.B, 18.99%, 12/20/24 .. 3,121 3,102
184284744.LC.FTS.B, 18.99%, 12/20/24 .. 2,185 2,172
184342759.LC.FTS.B, Zero Cpn, 12/21/24 8,580 –
184374598.LC.FTS.B, 12.19%, 12/21/24 .. 4,728 4,699
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184409177.LC.FTS.B, 12.24%, 12/21/24 .. $ 12,470 $ 12,330
184364758.LC.FTS.B, 12.49%, 12/21/24 .. 902 897
184342167.LC.FTS.B, 13.99%, 12/21/24 .. 606 601
184344324.LC.FTS.B, 14.19%, 12/21/24 .. 4,858 4,831
183895252.LC.FTS.B, 14.44%, 12/21/24 .. 9,121 8,803
184365775.LC.FTS.B, 14.49%, 12/21/24 .. 12,860 2,313
184336095.LC.FTS.B, 17.44%, 12/21/24 .. 7,425 7,361
184350898.LC.FTS.B, 17.44%, 12/21/24 .. 9,281 9,201
184370090.LC.FTS.B, 17.99%, 12/21/24 .. 1,862 1,851
184063399.LC.FTS.B, 18.99%, 12/21/24 .. 4,401 4,370
184376915.LC.FTS.B, 18.99%, 12/21/24 .. 11,984 11,915
184340869.LC.FTS.B, 22.99%, 12/21/24 .. 3,318 3,334
184369171.LC.FTS.B, 12.19%, 12/22/24 .. 6,000 5,918
184320356.LC.FTS.B, 13.44%, 12/22/24 .. 5,985 5,796
184353845.LC.FTS.B, 15.99%, 12/22/24 .. 6,085 5,982
184102807.LC.FTS.B, 18.99%, 12/22/24 .. 15,606 15,506
184149207.LC.FTS.B, 18.99%, 12/22/24 .. 6,366 6,333
184394307.LC.FTS.B, 18.99%, 12/22/24 .. 2,809 2,794
184431796.LC.FTS.B, Zero Cpn, 12/23/24 5,386 506
184441891.LC.FTS.B, 8.99%, 12/23/24 ... 8,015 7,931
184389245.LC.FTS.B, 11.99%, 12/23/24 .. 17,980 17,682
184048740.LC.FTS.B, 12.49%, 12/23/24 .. 10,670 10,556
184408809.LC.FTS.B, 13.44%, 12/23/24 .. 9,302 9,229
184090890.LC.FTS.B, 16.49%, 12/23/24 .. 3,686 3,668
184030866.LC.FTS.B, 16.99%, 12/23/24 .. 13,518 13,313
184408132.LC.FTS.B, 16.99%, 12/23/24 .. 11,770 11,697
183756956.LC.FTS.B, 17.49%, 12/23/24 .. 6,808 6,773
184192472.LC.FTS.B, 17.99%, 12/23/24 .. 5,306 5,279
184435348.LC.FTS.B, 17.99%, 12/23/24 .. 3,103 3,087
184197580.LC.FTS.B, 18.99%, 12/23/24 .. 4,528 4,499
184065866.LC.FTS.B, 19.49%, 12/23/24 .. 7,558 7,379
184272023.LC.FTS.B, 19.49%, 12/23/24 .. 9,693 9,666
184367167.LC.FTS.B, 21.49%, 12/23/24 .. 4,430 4,417
184189674.LC.FTS.B, 18.44%, 12/24/24 .. 6,994 6,956
183794044.LC.FTS.B, 18.99%, 12/24/24 .. 7,091 7,053
184168561.LC.FTS.B, 21.99%, 12/24/24 .. 2,301 2,313
184045620.LC.FTS.B, Zero Cpn, 12/25/24 6,891 –
183961839.LC.FTS.B, 11.04%, 12/25/24 .. 4,809 4,682
183711809.LC.FTS.B, 17.49%, 12/25/24 .. 11,353 11,287
183780343.LC.FTS.B, 18.44%, 12/25/24 .. 3,349 3,332
184068690.LC.FTS.B, 18.49%, 12/25/24 .. 6,483 6,343
184005390.LC.FTS.B, 19.99%, 12/25/24 .. 1,901 1,892
184046212.LC.FTS.B, 11.99%, 12/26/24 .. 2,406 2,393
184379124.LC.FTS.B, 9.29%, 12/27/24 ... 14,740 14,150
184405061.LC.FTS.B, 11.84%, 12/27/24 .. 6,005 5,938
184346927.LC.FTS.B, 13.24%, 12/27/24 .. 17,646 17,261
184428613.LC.FTS.B, 13.24%, 12/27/24 .. 18,114 17,765
184447670.LC.FTS.B, 14.44%, 12/27/24 .. 6,081 6,054
184441920.LC.FTS.B, 14.99%, 12/27/24 .. 3,596 463
184448743.LC.FTS.B, 15.99%, 12/27/24 .. 6,872 6,841
184418501.LC.FTS.B, 16.19%, 12/27/24 .. 3,686 3,647
184454192.LC.FTS.B, 16.19%, 12/27/24 .. 5,221 5,198
184121693.LC.FTS.B, 16.49%, 12/27/24 .. 6,188 6,155
184443285.LC.FTS.B, 16.49%, 12/27/24 .. 25,723 1,649
184445591.LC.FTS.B, 17.44%, 12/27/24 .. 12,374 12,317
184228216.LC.FTS.B, 18.44%, 12/27/24 .. 17,422 17,342
184457887.LC.FTS.B, 18.49%, 12/27/24 .. 7,469 7,434
184034650.LC.FTS.B, 18.99%, 12/27/24 .. 7,248 7,213

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184460632.LC.FTS.B, 22.99%, 12/27/24 .. $ 1,085 $ 1,095
184157711.LC.FTS.B, 16.19%, 12/28/24 .. 2,695 2,667
183555873.LC.FTS.B, 16.99%, 12/28/24 .. 12,314 12,094
183457596.LC.FTS.B, 18.99%, 12/29/24 .. 7,082 7,041
183892244.LC.FTS.B, 21.49%, 12/29/24 .. 16,838 16,777
184226087.LC.FTS.B, 15.49%, 12/30/24 .. 8,991 8,797
184038361.LC.FTS.B, 18.44%, 12/30/24 .. 4,902 4,872
184167427.LC.FTS.B, 19.99%, 12/30/24 .. 15,944 15,878
184279960.LC.FTS.B, 13.99%, 12/31/24 .. 19,324 18,664
184087692.LC.FTS.B, 18.99%, 12/31/24 .. 15,093 15,004
184090151.LC.FTS.B, 19.99%, 12/31/24 .. 19,751 19,675
182593987.LC.FTS.B, 14.19%, 1/01/25 ... 13,525 2,323
184378148.LC.FTS.B, 16.19%, 1/03/25 ... 4,711 266
184282726.LC.FTS.B, 15.19%, 1/04/25 ... 6,440 6,372
183797655.LC.FTS.B, 15.99%, 1/04/25 ... 11,635 11,443
184111598.LC.FTS.B, 22.99%, 1/05/25 ... 2,045 2,040
184412079.LC.FTS.B, 18.99%, 1/06/25 ... 6,591 6,523
183334857.LC.FTS.B, 15.99%, 1/07/25 ... 7,943 942
184415798.LC.FTS.B, 22.99%, 1/12/25 ... 6,732 6,730
183902971.LC.FTS.B, 18.49%, 1/20/25 ... 13,902 2,518
183582737.LC.FTS.B, Zero Cpn, 1/25/25 . 7,122 –
183559023.LC.FTS.B, 15.99%, 1/30/25 ... 6,119 6,057
182832352.LC.FTS.B, 13.99%, 1/31/25 ... 9,169 8,850
183473491.LC.FTS.B, 18.99%, 3/15/25 ... 23,486 23,278
182348001.LC.FTS.B, 19.44%, 3/22/25 ... 6,746 5,252
183804788.LC.FTS.B, 18.99%, 3/23/25 ... 2,825 2,799
182918515.LC.FTS.B, 16.49%, 3/26/25 ... 9,599 9,269
184051226.LC.FTS.B, 14.99%, 4/20/25 ... 25,472 19,450
184277567.LC.FTS.B, 15.49%, 4/20/25 ... 6,403 6,341
184253510.LC.FTS.B, 18.49%, 4/21/25 ... 12,831 12,709
183992321.LC.FTS.B, 17.44%, 4/28/25 ... 25,985 25,205
184200182.LC.FTS.B, 13.19%, 4/30/25 ... 15,159 11,874
183281940.LC.FTS.B, 22.99%, 5/31/25 ... 3,075 3,032
183985034.LC.FTS.B, 14.44%, 6/13/25 ... 8,107 1,386
183532916.LC.FTS.B, Zero Cpn, 7/20/25 . 7,358 5,801
171045369.LC.FTS.B, 16.08%, 10/07/25 .. 5,985 5,824
171130012.LC.FTS.B, 17.3%, 10/09/25 ... 7,199 6,957
170762714.LC.FTS.B, 16.08%, 10/13/25 .. 11,964 11,620
170898869.LC.FTS.B, 18.24%, 10/18/25 .. 8,000 7,770
171643853.LC.FTS.B, 16.08%, 10/29/25 .. 6,146 5,971
171671693.LC.FTS.B, 13.33%, 11/10/25 .. 1,911 1,863
171905795.LC.FTS.B, 16.08%, 11/15/25 .. 8,154 7,930
171885695.LC.FTS.B, 18.24%, 11/17/25 .. 6,331 6,120
171825004.LC.FTS.B, 15.4%, 11/26/25 ... 16,551 16,153
171709430.LC.FTS.B, 13.33%, 11/28/25 .. 14,003 4,663
172000836.LC.FTS.B, 15.4%, 11/28/25 ... 12,662 12,292
172876605.LC.FTS.B, 17.3%, 12/14/25 ... 7,651 7,383
172382360.LC.FTS.B, 14.02%, 12/15/25 .. 7,422 7,219
172979926.LC.FTS.B, 16.08%, 12/15/25 .. 7,424 7,225
172871335.LC.FTS.B, 17.3%, 12/18/25 ... 22,316 21,648
172960729.LC.FTS.B, 14.02%, 12/19/25 .. 13,616 13,003
172424365.LC.FTS.B, 15.4%, 12/20/25 ... 6,931 6,739
173018414.LC.FTS.B, 13.33%, 12/22/25 .. 9,830 9,402
173075170.LC.FTS.B, 19.12%, 12/22/25 .. 7,128 6,944
172834572.LC.FTS.B, 15.4%, 12/24/25 ... 9,435 9,182
173403754.LC.FTS.B, 18.24%, 12/30/25 .. 9,168 8,860
172563412.LC.FTS.B, 16.08%, 12/31/25 .. 22,478 21,786
173277936.LC.FTS.B, 16.08%, 12/31/25 .. 25,841 25,045
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
173400785.LC.FTS.B, 16.08%, 12/31/25 .. $ 6,551 $ 6,365
173395883.LC.FTS.B, 17.3%, 12/31/25 ... 16,324 15,435
173394313.LC.FTS.B, 16.08%, 1/04/26 ... 11,311 11,016
173423229.LC.FTS.B, 16.08%, 1/04/26 ... 12,925 12,600
173430575.LC.FTS.B, 16.08%, 1/04/26 ... 16,156 15,750
173604231.LC.FTS.B, 14.02%, 1/12/26 ... 11,419 10,605
173383392.LC.FTS.B, 15.4%, 1/12/26 ... 7,708 7,355
173663810.LC.FTS.B, 17.3%, 1/13/26 ... 5,552 5,354
173666949.LC.FTS.B, 20.74%, 1/25/26 ... 6,841 6,646
174084354.LC.FTS.B, 12.49%, 1/26/26 ... 25,019 23,221
174042657.LC.FTS.B, 13.74%, 1/26/26 ... 12,369 11,622
174224259.LC.FTS.B, 14.74%, 1/28/26 ... 16,240 15,835
173441334.LC.FTS.B, 17.3%, 1/28/26 ... 24,069 23,464
174232024.LC.FTS.B, 21.49%, 1/29/26 ... 12,430 12,300
174333350.LC.FTS.B, Zero Cpn, 2/04/26 . 5,038 –
174293135.LC.FTS.B, 14.74%, 2/04/26 ... 21,539 20,295
174332832.LC.FTS.B, 15.99%, 2/04/26 ... 18,635 6,595
174267823.LC.FTS.B, 16.99%, 2/04/26 ... 9,973 9,629
174354729.LC.FTS.B, 17.24%, 2/04/26 ... 13,365 12,913
174362204.LC.FTS.B, 11.99%, 2/05/26 ... 17,812 2,113
174297080.LC.FTS.B, 15.74%, 2/05/26 ... 6,598 6,358
174102738.LC.FTS.B, 15.44%, 2/08/26 ... 5,312 5,128
174453354.LC.FTS.B, 16.74%, 2/16/26 ... 23,538 22,845
174320226.LC.FTS.B, 16.19%, 2/20/26 ... 5,342 5,225
174284597.LC.FTS.B, 17.44%, 2/20/26 ... 8,471 8,229
174206502.LC.FTS.B, 17.99%, 7/04/26 ... 25,232 2,914
181324642.LC.FTS.B, 15.19%, 10/13/26 .. 23,236 21,208
182208099.LC.FTS.B, 24.99%, 10/13/26 .. 21,578 111
182237890.LC.FTS.B, 18.49%, 10/14/26 .. 11,838 11,104
181671017.LC.FTS.B, 19.49%, 10/14/26 .. 19,044 18,628
181681556.LC.FTS.B, 19.49%, 10/14/26 .. 11,902 11,643
182220241.LC.FTS.B, 23.99%, 10/14/26 .. 6,904 6,805
182239660.LC.FTS.B, 19.99%, 10/15/26 .. 11,934 11,764
182100249.LC.FTS.B, 28.99%, 10/15/26 .. 8,316 8,412
182337953.LC.FTS.B, 15.19%, 10/17/26 .. 12,797 12,436
182196271.LC.FTS.B, 20.49%, 10/18/26 .. 7,977 7,867
182171506.LC.FTS.B, 21.49%, 10/18/26 .. 20,148 2,454
182283124.LC.FTS.B, 21.99%, 10/18/26 .. 16,483 16,267
182351714.LC.FTS.B, 23.99%, 10/18/26 .. 8,122 8,013
182365065.LC.FTS.B, 23.99%, 10/18/26 .. 6,246 6,163
181832576.LC.FTS.B, 27.49%, 10/18/26 .. 20,649 20,903
182312904.LC.FTS.B, 28.99%, 10/18/26 .. 7,658 6,185
182404645.LC.FTS.B, Zero Cpn, 10/19/26 30,030 1,336
182419678.LC.FTS.B, 19.99%, 10/19/26 .. 17,494 17,257
182267011.LC.FTS.B, 28.99%, 10/19/26 .. 16,633 16,775
182424479.LC.FTS.B, 28.99%, 10/19/26 .. 16,367 16,480
182447710.LC.FTS.B, 18.44%, 10/20/26 .. 15,148 14,667
182489147.LC.FTS.B, 18.99%, 10/20/26 .. 27,697 26,816
182400546.LC.FTS.B, 20.44%, 10/20/26 .. 5,547 5,411
182350782.LC.FTS.B, 21.49%, 10/20/26 .. 21,673 442
182279442.LC.FTS.B, 21.99%, 10/20/26 .. 19,297 18,986
182381955.LC.FTS.B, 26.99%, 10/20/26 .. 3,296 3,340
182272740.LC.FTS.B, 28.99%, 10/20/26 .. 20,892 2,707
182373053.LC.FTS.B, 20.44%, 10/22/26 .. 15,972 15,758
182135115.LC.FTS.B, 24.99%, 10/28/26 .. 20,194 19,634
182097380.LC.FTS.B, 28.99%, 10/28/26 .. 13,266 5,426
182329589.LC.FTS.B, 24.99%, 10/30/26 .. 6,960 6,730
181977814.LC.FTS.B, 19.49%, 10/31/26 .. 14,928 5,312

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
182761301.LC.FTS.B, 14.74%, 11/01/26 .. $ 20,901 $ 20,087
182342567.LC.FTS.B, 16.99%, 11/01/26 .. 10,191 9,572
182782330.LC.FTS.B, 17.44%, 11/01/26 .. 17,026 1,977
182708985.LC.FTS.B, 21.99%, 11/01/26 .. 11,533 11,175
182412380.LC.FTS.B, 23.99%, 11/01/26 .. 8,081 7,886
182763696.LC.FTS.B, 23.99%, 11/01/26 .. 12,367 12,120
182770234.LC.FTS.B, 24.99%, 11/01/26 .. 10,222 1,886
182249975.LC.FTS.B, 25.99%, 11/01/26 .. 10,143 9,805
182785608.LC.FTS.B, 15.19%, 11/02/26 .. 22,865 21,323
182425449.LC.FTS.B, 15.44%, 11/02/26 .. 11,843 11,044
182814285.LC.FTS.B, 15.44%, 11/02/26 .. 22,107 20,854
182836852.LC.FTS.B, 17.44%, 11/02/26 .. 17,925 17,353
182871113.LC.FTS.B, 21.99%, 11/02/26 .. 16,334 16,018
182810881.LC.FTS.B, 28.99%, 11/02/26 .. 5,058 5,004
182864988.LC.FTS.B, Zero Cpn, 11/03/26 17,676 1,672
182655109.LC.FTS.B, 13.19%, 11/03/26 .. 12,758 12,388
182715994.LC.FTS.B, 18.99%, 11/03/26 .. 9,232 8,938
182925976.LC.FTS.B, 18.99%, 11/03/26 .. 6,436 6,231
182860477.LC.FTS.B, 21.99%, 11/03/26 .. 20,434 20,017
182871003.LC.FTS.B, 24.99%, 11/03/26 .. 14,910 14,457
182883867.LC.FTS.B, 24.99%, 11/03/26 .. 5,798 5,622
182932552.LC.FTS.B, 13.19%, 11/04/26 .. 11,690 11,331
182934282.LC.FTS.B, 15.44%, 11/04/26 .. 11,053 10,712
182296093.LC.FTS.B, 18.19%, 11/04/26 .. 4,808 4,659
182957590.LC.FTS.B, 18.99%, 11/04/26 .. 16,091 15,588
182725535.LC.FTS.B, 19.49%, 11/04/26 .. 19,368 19,025
182386753.LC.FTS.B, 23.19%, 11/04/26 .. 16,426 16,127
182841357.LC.FTS.B, 26.49%, 11/04/26 .. 15,842 15,372
182986114.LC.FTS.B, Zero Cpn, 11/05/26 12,844 –
181746904.LC.FTS.B, 12.99%, 11/05/26 .. 23,597 22,718
182956744.LC.FTS.B, 16.49%, 11/05/26 .. 23,821 22,832
182845986.LC.FTS.B, 19.99%, 11/05/26 .. 7,071 6,952
182469398.LC.FTS.B, 21.99%, 11/05/26 .. 16,334 16,045
182433195.LC.FTS.B, 25.99%, 11/05/26 .. 7,322 7,109
182921955.LC.FTS.B, 28.99%, 11/05/26 .. 4,442 (58)
182998182.LC.FTS.B, 13.19%, 11/08/26 .. 7,719 7,487
182567782.LC.FTS.B, 13.74%, 11/08/26 .. 19,554 18,829
182834096.LC.FTS.B, 15.49%, 11/08/26 .. 21,269 20,590
183010490.LC.FTS.B, 16.49%, 11/08/26 .. 17,498 16,526
182873325.LC.FTS.B, 23.19%, 11/08/26 .. 8,214 8,072
182493547.LC.FTS.B, 17.49%, 11/10/26 .. 24,114 22,956
182905174.LC.FTS.B, 22.99%, 11/10/26 .. 19,262 18,930
183139110.LC.FTS.B, Zero Cpn, 11/12/26 30,445 2,868
183128706.LC.FTS.B, 16.99%, 11/12/26 .. 7,643 7,310
182988585.LC.FTS.B, 19.49%, 11/12/26 .. 12,099 11,920
183032996.LC.FTS.B, 19.99%, 11/12/26 .. 11,823 11,401
182925771.LC.FTS.B, 23.99%, 11/12/26 .. 28,857 28,193
182931548.LC.FTS.B, 24.99%, 11/12/26 .. 9,186 8,939
182761588.LC.FTS.B, 18.49%, 11/14/26 .. 16,717 3,009
183126500.LC.FTS.B, Zero Cpn, 11/15/26 14,149 –
183224681.LC.FTS.B, 13.49%, 11/15/26 .. 12,496 12,051
183159318.LC.FTS.B, 15.44%, 11/15/26 .. 14,236 13,838
182911086.LC.FTS.B, 16.49%, 11/15/26 .. 23,821 22,528
183101425.LC.FTS.B, 17.44%, 11/15/26 .. 22,346 21,705
182999628.LC.FTS.B, 17.74%, 11/15/26 .. 9,644 9,370
182975891.LC.FTS.B, 18.49%, 11/15/26 .. 11,488 11,156
182675743.LC.FTS.B, 19.49%, 11/15/26 .. 28,501 28,088
182737896.LC.FTS.B, 19.49%, 11/15/26 .. 15,512 15,282
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183180134.LC.FTS.B, 19.49%, 11/15/26 .. $ 28,233 $ 27,806
183015727.LC.FTS.B, 20.44%, 11/15/26 .. 12,126 11,949
182926067.LC.FTS.B, 20.99%, 11/15/26 .. 20,589 20,280
182810684.LC.FTS.B, 21.49%, 11/15/26 .. 16,451 16,209
183084148.LC.FTS.B, 21.49%, 11/15/26 .. 5,274 5,193
182379386.LC.FTS.B, 23.99%, 11/15/26 .. 18,139 17,869
182921002.LC.FTS.B, 23.99%, 11/15/26 .. 10,837 10,671
182924017.LC.FTS.B, 23.99%, 11/15/26 .. 15,379 15,141
182765403.LC.FTS.B, 24.99%, 11/15/26 .. 7,556 7,359
182946956.LC.FTS.B, 24.99%, 11/15/26 .. 15,903 15,379
182962134.LC.FTS.B, 24.99%, 11/15/26 .. 16,701 16,263
183159092.LC.FTS.B, 28.99%, 11/15/26 .. 6,064 4,888
183263467.LC.FTS.B, Zero Cpn, 11/16/26 8,481 –
183274263.LC.FTS.B, 15.44%, 11/16/26 .. 16,474 5,891
183121003.LC.FTS.B, 15.99%, 11/16/26 .. 11,878 11,237
182977646.LC.FTS.B, 16.99%, 11/16/26 .. 24,027 23,350
183238822.LC.FTS.B, 16.99%, 11/16/26 .. 18,926 18,049
183295428.LC.FTS.B, 17.49%, 11/16/26 .. 10,058 9,698
183287259.LC.FTS.B, 18.19%, 11/16/26 .. 8,737 8,461
183154136.LC.FTS.B, 18.49%, 11/16/26 .. 8,025 7,796
183200190.LC.FTS.B, 19.49%, 11/16/26 .. 4,840 4,753
182845074.LC.FTS.B, 20.99%, 11/16/26 .. 22,151 21,819
183239755.LC.FTS.B, 21.99%, 11/16/26 .. 20,417 20,127
182663344.LC.FTS.B, 24.99%, 11/16/26 .. 15,090 14,238
183239325.LC.FTS.B, 24.99%, 11/16/26 .. 11,830 11,496
182753052.LC.FTS.B, 25.99%, 11/16/26 .. 20,233 19,712
183197788.LC.FTS.B, 25.99%, 11/16/26 .. 16,690 15,999
182897546.LC.FTS.B, 27.49%, 11/16/26 .. 21,563 17,392
183205988.LC.FTS.B, Zero Cpn, 11/17/26 31,788 2,329
183267202.LC.FTS.B, 12.99%, 11/17/26 .. 11,619 11,180
183321499.LC.FTS.B, 16.49%, 11/17/26 .. 2,541 2,469
183270309.LC.FTS.B, 18.99%, 11/17/26 .. 20,148 19,582
183320582.LC.FTS.B, 18.99%, 11/17/26 .. 12,786 12,397
183336838.LC.FTS.B, 20.99%, 11/17/26 .. 19,505 19,231
183253428.LC.FTS.B, 25.99%, 11/17/26 .. 16,641 16,229
182954228.LC.FTS.B, 13.49%, 11/18/26 .. 21,256 20,525
182922353.LC.FTS.B, 15.49%, 11/18/26 .. 27,641 26,883
182931569.LC.FTS.B, 17.49%, 11/18/26 .. 18,591 18,084
182918122.LC.FTS.B, 17.74%, 11/18/26 .. 5,071 620
183371257.LC.FTS.B, 17.74%, 11/18/26 .. 23,980 23,318
183368090.LC.FTS.B, 19.49%, 11/18/26 .. 8,872 8,756
183287872.LC.FTS.B, 23.99%, 11/18/26 .. 9,419 9,277
183354100.LC.FTS.B, 23.99%, 11/18/26 .. 13,490 2,463
183409505.LC.FTS.B, 15.19%, 11/19/26 .. 24,039 18,557
183369624.LC.FTS.B, 16.44%, 11/19/26 .. 4,852 4,719
183394419.LC.FTS.B, 16.49%, 11/19/26 .. 3,982 3,874
183371105.LC.FTS.B, 20.49%, 11/19/26 .. 20,456 (473)
183197708.LC.FTS.B, 21.99%, 11/19/26 .. 19,600 19,354
183146083.LC.FTS.B, 23.99%, 11/19/26 .. 16,490 16,278
183385993.LC.FTS.B, 23.99%, 11/19/26 .. 4,071 4,016
183391565.LC.FTS.B, 23.99%, 11/19/26 .. 5,665 5,586
183401161.LC.FTS.B, 23.99%, 11/19/26 .. 12,367 12,208
183350780.LC.FTS.B, 24.99%, 11/19/26 .. 4,970 4,855
183355832.LC.FTS.B, 24.99%, 11/19/26 .. 20,708 20,228
183306891.LC.FTS.B, 25.99%, 11/19/26 .. 12,481 12,190
182779398.LC.FTS.B, Zero Cpn, 11/20/26 22,683 –
183005424.LC.FTS.B, Zero Cpn, 11/20/26 12,676 –
183152720.LC.FTS.B, Zero Cpn, 11/20/26 18,759 844

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183321695.LC.FTS.B, 21.49%, 11/21/26 .. $ 13,734 $ 13,556
183108062.LC.FTS.B, Zero Cpn, 11/22/26 17,175 814
183435689.LC.FTS.B, 13.24%, 11/22/26 .. 17,935 17,325
183333541.LC.FTS.B, 14.19%, 11/22/26 .. 17,250 16,662
183227368.LC.FTS.B, 16.44%, 11/22/26 .. 18,953 18,098
182980965.LC.FTS.B, 17.24%, 11/22/26 .. 15,945 15,515
183417393.LC.FTS.B, 17.24%, 11/22/26 .. 19,134 18,405
183424118.LC.FTS.B, 18.49%, 11/22/26 .. 14,741 14,275
183425358.LC.FTS.B, 18.49%, 11/22/26 .. 6,420 6,246
183430858.LC.FTS.B, 18.49%, 11/22/26 .. 9,630 9,334
182558045.LC.FTS.B, 19.49%, 11/22/26 .. 9,867 9,723
183418746.LC.FTS.B, 19.49%, 11/22/26 .. 24,184 23,881
183426724.LC.FTS.B, 21.49%, 11/22/26 .. 9,776 9,652
183434742.LC.FTS.B, 23.19%, 11/22/26 .. 6,776 6,694
182942183.LC.FTS.B, 24.99%, 11/22/26 .. 4,196 4,099
183328750.LC.FTS.B, 28.99%, 11/22/26 .. 6,563 6,648
183436461.LC.FTS.B, 12.74%, 11/23/26 .. 28,006 27,067
183477091.LC.FTS.B, 13.19%, 11/23/26 .. 7,797 7,564
183306593.LC.FTS.B, 13.44%, 11/23/26 .. 17,177 16,727
183485184.LC.FTS.B, 13.99%, 11/23/26 .. 4,699 4,558
183298862.LC.FTS.B, 14.19%, 11/23/26 .. 31,458 30,644
183490789.LC.FTS.B, 14.49%, 11/23/26 .. 6,283 6,071
183000324.LC.FTS.B, 15.44%, 11/23/26 .. 5,266 5,127
183459184.LC.FTS.B, 15.44%, 11/23/26 .. 11,055 10,477
183494555.LC.FTS.B, 15.49%, 11/23/26 .. 16,131 15,586
183505251.LC.FTS.B, 16.49%, 11/23/26 .. 7,940 7,730
183373318.LC.FTS.B, 16.99%, 11/23/26 .. 15,290 14,888
183447586.LC.FTS.B, 17.49%, 11/23/26 .. 16,764 15,944
183425539.LC.FTS.B, 18.49%, 11/23/26 .. 14,444 14,060
183430694.LC.FTS.B, 18.49%, 11/23/26 .. 16,852 16,025
183455680.LC.FTS.B, 20.44%, 11/23/26 .. 32,419 31,406
183430676.LC.FTS.B, 21.99%, 11/23/26 .. 18,784 18,570
183446729.LC.FTS.B, 22.49%, 11/23/26 .. 12,824 1,633
183453750.LC.FTS.B, 23.99%, 11/23/26 .. 33,620 32,754
183407041.LC.FTS.B, 24.99%, 11/23/26 .. 2,062 1,974
183431866.LC.FTS.B, 26.49%, 11/23/26 .. 20,641 20,107
183095344.LC.FTS.B, 13.44%, 11/24/26 .. 31,794 30,983
183370137.LC.FTS.B, 16.44%, 11/24/26 .. 19,052 18,560
183249731.LC.FTS.B, 17.49%, 11/24/26 .. 11,099 10,786
183149701.LC.FTS.B, 18.49%, 11/24/26 .. 24,235 23,606
183545708.LC.FTS.B, 18.49%, 11/24/26 .. 14,413 14,038
183470077.LC.FTS.B, 18.99%, 11/24/26 .. 19,927 19,352
182933015.LC.FTS.B, 19.49%, 11/24/26 .. 22,585 22,329
182954964.LC.FTS.B, 19.49%, 11/24/26 .. 17,342 17,145
183384203.LC.FTS.B, 20.49%, 11/24/26 .. 11,109 10,943
183167278.LC.FTS.B, 20.99%, 11/24/26 .. 20,745 20,466
183287022.LC.FTS.B, 21.99%, 11/24/26 .. 16,588 16,371
182882013.LC.FTS.B, 24.99%, 11/24/26 .. 16,566 16,222
183092655.LC.FTS.B, 16.99%, 11/25/26 .. 28,019 26,766
183548843.LC.FTS.B, Zero Cpn, 11/26/26 8,569 404
183567257.LC.FTS.B, Zero Cpn, 11/26/26 19,101 –
183524584.LC.FTS.B, 13.19%, 11/26/26 .. 7,798 7,604
183562559.LC.FTS.B, 15.24%, 11/26/26 .. 22,084 21,362
183499719.LC.FTS.B, 15.44%, 11/26/26 .. 11,843 11,186
183557623.LC.FTS.B, 16.19%, 11/26/26 .. 11,891 11,499
183499818.LC.FTS.B, 16.44%, 11/26/26 .. 31,753 30,348
183512455.LC.FTS.B, 16.99%, 11/26/26 .. 22,624 795
183549091.LC.FTS.B, 18.44%, 11/26/26 .. 8,535 (108)
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183145768.LC.FTS.B, 19.49%, 11/26/26 .. $ 16,470 $ 16,164
183362865.LC.FTS.B, 20.99%, 11/26/26 .. 24,571 24,285
183505272.LC.FTS.B, 21.49%, 11/26/26 .. 5,051 4,995
183525639.LC.FTS.B, 21.99%, 11/26/26 .. 4,900 4,851
183478931.LC.FTS.B, 22.49%, 11/26/26 .. 5,611 5,546
183514721.LC.FTS.B, 22.49%, 11/26/26 .. 6,016 (193)
183556398.LC.FTS.B, 23.99%, 11/26/26 .. 8,219 8,134
183390362.LC.FTS.B, 24.99%, 11/26/26 .. 9,940 9,738
183193272.LC.FTS.B, 15.44%, 11/27/26 .. 4,220 4,112
183234734.LC.FTS.B, 27.99%, 11/27/26 .. 20,952 21,121
183340558.LC.FTS.B, 17.74%, 11/28/26 .. 26,971 26,219
182816829.LC.FTS.B, 21.99%, 11/28/26 .. 8,789 8,648
183476845.LC.FTS.B, 16.49%, 11/29/26 .. 11,746 11,380
183560621.LC.FTS.B, 16.99%, 11/29/26 .. 11,687 11,069
183447683.LC.FTS.B, 20.44%, 11/29/26 .. 16,052 15,757
183369356.LC.FTS.B, 20.99%, 11/29/26 .. 4,141 4,067
183179352.LC.FTS.B, 14.49%, 11/30/26 .. 16,119 15,263
183336844.LC.FTS.B, 14.74%, 11/30/26 .. 26,148 9,273
183304070.LC.FTS.B, 15.99%, 11/30/26 .. 29,237 28,105
183358581.LC.FTS.B, 16.49%, 11/30/26 .. 10,212 1,177
183359968.LC.FTS.B, 16.49%, 11/30/26 .. 17,871 17,314
183524280.LC.FTS.B, 16.99%, 11/30/26 .. 24,220 23,449
183649644.LC.FTS.B, 16.99%, 11/30/26 .. 8,905 8,621
183434269.LC.FTS.B, 17.24%, 11/30/26 .. 6,352 6,152
183629352.LC.FTS.B, 17.74%, 11/30/26 .. 24,474 23,727
183031560.LC.FTS.B, 18.19%, 11/30/26 .. 12,738 12,239
183636681.LC.FTS.B, 18.49%, 11/30/26 .. 27,401 26,526
183630947.LC.FTS.B, 18.99%, 11/30/26 .. 19,619 18,992
183531699.LC.FTS.B, 19.99%, 11/30/26 .. 12,321 12,092
183585512.LC.FTS.B, 19.99%, 11/30/26 .. 19,715 19,056
183437929.LC.FTS.B, 20.49%, 11/30/26 .. 20,702 20,305
183649794.LC.FTS.B, 21.49%, 11/30/26 .. 21,588 21,184
183170401.LC.FTS.B, 21.99%, 11/30/26 .. 9,948 9,743
183544070.LC.FTS.B, 21.99%, 11/30/26 .. 16,580 16,238
183623738.LC.FTS.B, 21.99%, 11/30/26 .. 4,867 4,764
183618524.LC.FTS.B, 22.99%, 11/30/26 .. 20,819 20,386
182592773.LC.FTS.B, 23.99%, 11/30/26 .. 8,435 8,187
183540100.LC.FTS.B, 23.99%, 11/30/26 .. 5,019 4,913
183626362.LC.FTS.B, 23.99%, 11/30/26 .. 6,973 790
183611465.LC.FTS.B, 24.99%, 11/30/26 .. 10,082 9,761
183633965.LC.FTS.B, 24.99%, 11/30/26 .. 5,040 4,880
183472728.LC.FTS.B, 16.49%, 12/01/26 .. 4,873 4,721
183607115.LC.FTS.B, 17.24%, 12/01/26 .. 18,643 17,912
183638388.LC.FTS.B, 17.24%, 12/01/26 .. 15,491 3,309
183676944.LC.FTS.B, 17.24%, 12/01/26 .. 4,863 4,708
183686236.LC.FTS.B, 20.49%, 12/01/26 .. 16,532 16,211
183333618.LC.FTS.B, 21.49%, 12/01/26 .. 8,373 8,215
183661163.LC.FTS.B, 23.19%, 12/01/26 .. 26,402 122
183562403.LC.FTS.B, 23.99%, 12/01/26 .. 10,416 573
183683504.LC.FTS.B, Zero Cpn, 12/02/26 9,670 454
183067587.LC.FTS.B, 6%, 12/02/26 ..... 21,442 21,025
183768813.LC.FTS.B, 13.24%, 12/02/26 .. 11,910 11,456
183768005.LC.FTS.B, 13.74%, 12/02/26 .. 29,303 3,439
183695657.LC.FTS.B, 15.44%, 12/02/26 .. 12,048 11,673
183699303.LC.FTS.B, 17.24%, 12/02/26 .. 12,969 12,421
183702434.LC.FTS.B, 20.49%, 12/02/26 .. 24,269 23,829
183623497.LC.FTS.B, 13.24%, 12/03/26 .. 23,026 22,154
183499399.LC.FTS.B, 15.44%, 12/03/26 .. 9,695 9,401

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
183483610.LC.FTS.B, 17.24%, 12/03/26 .. $ 15,679 $ 15,134
183721314.LC.FTS.B, 17.44%, 12/03/26 .. 12,982 12,615
183651950.LC.FTS.B, 18.49%, 12/03/26 .. 17,942 17,382
183746554.LC.FTS.B, 18.49%, 12/03/26 .. 4,493 4,352
183771895.LC.FTS.B, 21.99%, 12/03/26 .. 14,924 14,633
183789584.LC.FTS.B, 21.99%, 12/03/26 .. 15,786 2,886
183877324.LC.FTS.B, 16.49%, 12/06/26 .. 32,301 31,076
183552770.LC.FTS.B, 17.24%, 12/06/26 .. 20,264 19,642
183799901.LC.FTS.B, 17.74%, 12/06/26 .. 8,126 7,876
183790054.LC.FTS.B, 18.49%, 12/06/26 .. 5,138 4,979
183710879.LC.FTS.B, 19.95%, 12/06/26 .. 19,721 19,363
183747630.LC.FTS.B, 20.99%, 12/06/26 .. 19,074 18,735
183788883.LC.FTS.B, 21.99%, 12/06/26 .. 19,899 19,522
183402569.LC.FTS.B, 23.99%, 12/06/26 .. 7,197 7,053
183684135.LC.FTS.B, 23.99%, 12/06/26 .. 12,132 1,418
183695174.LC.FTS.B, 23.99%, 12/06/26 .. 15,769 15,455
183788160.LC.FTS.B, 23.99%, 12/06/26 .. 8,365 8,204
183759744.LC.FTS.B, 24.99%, 12/06/26 .. 8,402 8,150
183750856.LC.FTS.B, 27.99%, 12/06/26 .. 14,407 5,734
183862022.LC.FTS.B, Zero Cpn, 12/07/26 4,746 371
183809680.LC.FTS.B, 17.24%, 12/07/26 .. 27,235 25,503
183882896.LC.FTS.B, 17.24%, 12/07/26 .. 14,592 14,046
183902344.LC.FTS.B, 17.49%, 12/07/26 .. 15,562 15,086
183312099.LC.FTS.B, 18.99%, 12/07/26 .. 9,156 8,842
183844253.LC.FTS.B, 18.99%, 12/07/26 .. 23,810 22,915
183415342.LC.FTS.B, 19.49%, 12/07/26 .. 24,585 23,425
183762991.LC.FTS.B, 19.49%, 12/07/26 .. 18,214 17,629
183495228.LC.FTS.B, 20.44%, 12/07/26 .. 4,920 4,817
183520272.LC.FTS.B, 21.49%, 12/07/26 .. 17,949 17,644
183719486.LC.FTS.B, 21.99%, 12/07/26 .. 16,582 15,770
183885314.LC.FTS.B, 21.99%, 12/07/26 .. 4,975 4,882
183867910.LC.FTS.B, 23.99%, 12/07/26 .. 12,548 12,311
183866613.LC.FTS.B, 25.99%, 12/07/26 .. 8,437 8,123
183874898.LC.FTS.B, 27.49%, 12/07/26 .. 21,215 21,328
183860801.LC.FTS.B, 28.99%, 12/07/26 .. 8,960 (140)
183909323.LC.FTS.B, 28.99%, 12/07/26 .. 11,441 11,437
183046392.LC.FTS.B, 13.19%, 12/08/26 .. 19,845 19,253
183492757.LC.FTS.B, 16.99%, 12/08/26 .. 12,130 11,764
183909483.LC.FTS.B, 16.99%, 12/08/26 .. 4,835 4,649
183949342.LC.FTS.B, 18.74%, 12/08/26 .. 7,349 7,126
183536773.LC.FTS.B, 19.74%, 12/08/26 .. 28,717 28,234
183933487.LC.FTS.B, 23.99%, 12/08/26 .. 12,548 12,315
183999420.LC.FTS.B, 12.99%, 12/09/26 .. 31,717 30,561
183274086.LC.FTS.B, 14.44%, 12/09/26 .. 13,584 13,186
184040533.LC.FTS.B, 14.49%, 12/09/26 .. 15,985 15,399
183461812.LC.FTS.B, 16.74%, 12/09/26 .. 15,767 15,184
183576479.LC.FTS.B, 17.44%, 12/09/26 .. 19,473 18,896
183996173.LC.FTS.B, 17.44%, 12/09/26 .. 29,209 28,128
184003319.LC.FTS.B, 18.19%, 12/09/26 .. 8,144 7,902
183840027.LC.FTS.B, 21.49%, 12/09/26 .. 13,235 13,019
183987324.LC.FTS.B, 23.99%, 12/09/26 .. 13,503 13,253
183966000.LC.FTS.B, 24.99%, 12/09/26 .. 4,201 4,083
183970462.LC.FTS.B, 24.99%, 12/09/26 .. 2,520 2,450
184009395.LC.FTS.B, 9.49%, 12/10/26 ... 25,664 24,181
184012121.LC.FTS.B, 13.44%, 12/10/26 .. 15,102 14,609
183870325.LC.FTS.B, 14.19%, 12/10/26 .. 16,758 16,271
183680345.LC.FTS.B, 16.44%, 12/10/26 .. 10,495 10,188
183129988.LC.FTS.B, 16.99%, 12/10/26 .. 14,572 14,091
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
183766454.LC.FTS.B, 16.99%, 12/10/26 .. $ 17,913 $ 17,190
183793588.LC.FTS.B, 17.24%, 12/10/26 .. 5,690 5,524
183912771.LC.FTS.B, 19.49%, 12/10/26 .. 10,699 10,523
184036706.LC.FTS.B, 19.49%, 12/10/26 .. 4,097 4,032
183974150.LC.FTS.B, 19.99%, 12/10/26 .. 20,538 20,196
184022156.LC.FTS.B, 20.49%, 12/10/26 .. 8,175 8,025
184017594.LC.FTS.B, 20.99%, 12/10/26 .. 13,013 12,782
184011802.LC.FTS.B, 21.49%, 12/10/26 .. 8,272 8,139
183532974.LC.FTS.B, 21.99%, 12/10/26 .. 13,101 794
183611528.LC.FTS.B, 23.99%, 12/10/26 .. 24,507 24,061
184017730.LC.FTS.B, 23.99%, 12/10/26 .. 25,096 24,663
183942336.LC.FTS.B, 24.99%, 12/10/26 .. 16,803 16,338
183970602.LC.FTS.B, 24.99%, 12/10/26 .. 10,082 9,794
184013288.LC.FTS.B, 24.99%, 12/10/26 .. 16,803 16,338
183547689.LC.FTS.B, 16.99%, 12/11/26 .. 12,256 11,906
183270743.LC.FTS.B, 21.49%, 12/11/26 .. 13,890 2,516
183943387.LC.FTS.B, 15.44%, 12/13/26 .. 18,876 18,193
184056742.LC.FTS.B, 15.44%, 12/13/26 .. 12,048 11,701
183935167.LC.FTS.B, 16.19%, 12/13/26 .. 16,122 15,262
183965552.LC.FTS.B, 16.49%, 12/13/26 .. 12,114 11,769
183842914.LC.FTS.B, 17.44%, 12/13/26 .. 18,423 3,300
184033080.LC.FTS.B, 17.44%, 12/13/26 .. 17,758 17,014
183788093.LC.FTS.B, 17.49%, 12/13/26 .. 6,526 6,315
183731402.LC.FTS.B, 19.44%, 12/13/26 .. 13,109 12,907
183706984.LC.FTS.B, 21.49%, 12/13/26 .. 7,851 7,727
184062734.LC.FTS.B, 21.49%, 12/13/26 .. 3,944 3,874
184055849.LC.FTS.B, 23.99%, 12/13/26 .. 33,461 32,902
184039087.LC.FTS.B, 24.99%, 12/13/26 .. 7,982 7,759
184051343.LC.FTS.B, 28.99%, 12/13/26 .. 15,374 15,490
183627901.LC.FTS.B, Zero Cpn, 12/14/26 15,131 –
184176824.LC.FTS.B, 14.99%, 12/14/26 .. 11,219 10,816
183228318.LC.FTS.B, 15.19%, 12/14/26 .. 28,076 26,126
183578940.LC.FTS.B, 15.19%, 12/14/26 .. 10,508 10,094
184127951.LC.FTS.B, 15.44%, 12/14/26 .. 16,867 16,386
184144008.LC.FTS.B, 16.99%, 12/14/26 .. 14,880 14,419
184142978.LC.FTS.B, 17.44%, 12/14/26 .. 12,171 11,821
184109137.LC.FTS.B, 17.74%, 12/14/26 .. 12,189 11,656
183892275.LC.FTS.B, 18.44%, 12/14/26 .. 22,015 21,380
184114198.LC.FTS.B, 18.99%, 12/14/26 .. 20,030 19,451
184149526.LC.FTS.B, 19.74%, 12/14/26 .. 28,224 27,795
183841644.LC.FTS.B, 19.99%, 12/14/26 .. 10,681 10,266
184107799.LC.FTS.B, 19.99%, 12/14/26 .. 11,500 11,325
184130928.LC.FTS.B, 21.99%, 12/14/26 .. 12,437 12,237
184142290.LC.FTS.B, 21.99%, 12/14/26 .. 8,954 8,811
183623138.LC.FTS.B, 23.99%, 12/14/26 .. 10,038 9,874
184107590.LC.FTS.B, 23.99%, 12/14/26 .. 5,860 5,688
183641094.LC.FTS.B, 24.99%, 12/14/26 .. 8,403 8,171
183971412.LC.FTS.B, 28.49%, 12/14/26 .. 8,245 8,299
183669687.LC.FTS.B, Zero Cpn, 12/15/26 23,697 –
184195032.LC.FTS.B, Zero Cpn, 12/15/26 8,129 764
183916918.LC.FTS.B, 13.19%, 12/15/26 .. 18,326 17,819
184198353.LC.FTS.B, 14.01%, 12/15/26 .. 31,673 30,547
183700079.LC.FTS.B, 15.44%, 12/15/26 .. 12,916 541
183712326.LC.FTS.B, 15.44%, 12/15/26 .. 5,184 5,022
183687642.LC.FTS.B, 15.99%, 12/15/26 .. 19,313 14,920
184146721.LC.FTS.B, 16.44%, 12/15/26 .. 12,110 11,586
184090113.LC.FTS.B, 16.49%, 12/15/26 .. 16,958 16,476
184204044.LC.FTS.B, 16.49%, 12/15/26 .. 12,113 11,679

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184199477.LC.FTS.B, 16.99%, 12/15/26 .. $ 3,238 $ 3,146
183603668.LC.FTS.B, 17.19%, 12/15/26 .. 14,718 14,140
184108646.LC.FTS.B, 18.49%, 12/15/26 .. 6,904 6,629
184139449.LC.FTS.B, 18.99%, 12/15/26 .. 6,246 178
184036052.LC.FTS.B, 19.49%, 12/15/26 .. 20,549 20,238
183917868.LC.FTS.B, 21.49%, 12/15/26 .. 15,448 15,214
184056585.LC.FTS.B, 21.99%, 12/15/26 .. 20,728 20,403
183758691.LC.FTS.B, 23.99%, 12/15/26 .. 5,019 4,939
184003793.LC.FTS.B, 23.99%, 12/15/26 .. 16,806 16,526
183593989.LC.FTS.B, 27.49%, 12/15/26 .. 21,463 21,610
183975814.LC.FTS.B, Zero Cpn, 12/16/26 6,702 –
184184924.LC.FTS.B, 13.19%, 12/16/26 .. 11,114 10,564
183905553.LC.FTS.B, 13.44%, 12/16/26 .. 5,166 4,851
184144886.LC.FTS.B, 15.19%, 12/16/26 .. 22,461 21,839
184117686.LC.FTS.B, 15.49%, 12/16/26 .. 26,900 25,249
184230527.LC.FTS.B, 16.49%, 12/16/26 .. 24,226 23,552
183805030.LC.FTS.B, 17.49%, 12/16/26 .. 22,758 21,612
183798352.LC.FTS.B, 17.74%, 12/16/26 .. 24,515 23,832
184014809.LC.FTS.B, 17.74%, 12/16/26 .. 27,668 932
184233755.LC.FTS.B, 18.49%, 12/16/26 .. 9,946 7,684
183678049.LC.FTS.B, 21.49%, 12/16/26 .. 10,054 9,900
183840993.LC.FTS.B, 21.49%, 12/16/26 .. 19,857 19,556
183590285.LC.FTS.B, 21.99%, 12/16/26 .. 16,675 16,410
183395168.LC.FTS.B, 23.99%, 12/16/26 .. 22,193 2,737
184185617.LC.FTS.B, 26.99%, 12/16/26 .. 7,853 7,913
183612692.LC.FTS.B, 13.49%, 12/17/26 .. 11,131 10,745
184223937.LC.FTS.B, 16.44%, 12/17/26 .. 15,348 14,931
183936400.LC.FTS.B, 16.99%, 12/17/26 .. 15,044 2,686
184149066.LC.FTS.B, 17.24%, 12/17/26 .. 19,454 18,916
184141163.LC.FTS.B, 17.49%, 12/17/26 .. 2,435 2,349
184248806.LC.FTS.B, 18.49%, 12/17/26 .. 22,836 22,202
184237123.LC.FTS.B, 21.99%, 12/17/26 .. 12,437 12,258
184251864.LC.FTS.B, 21.99%, 12/17/26 .. 7,547 7,428
183868559.LC.FTS.B, 23.99%, 12/17/26 .. 6,692 6,594
184214073.LC.FTS.B, 27.99%, 12/17/26 .. 10,208 10,311
183656375.LC.FTS.B, 14.44%, 12/18/26 .. 5,615 5,235
183673632.LC.FTS.B, 15.44%, 12/18/26 .. 12,165 11,563
183874472.LC.FTS.B, 15.44%, 12/18/26 .. 12,918 12,083
183852446.LC.FTS.B, 17.99%, 12/18/26 .. 13,127 12,519
184073751.LC.FTS.B, 20.49%, 12/18/26 .. 16,467 15,852
184020224.LC.FTS.B, 23.19%, 12/19/26 .. 17,625 17,362
184069276.LC.FTS.B, 11.49%, 12/20/26 .. 22,867 22,086
184150686.LC.FTS.B, 13.44%, 12/20/26 .. 8,496 445
183930981.LC.FTS.B, 15.44%, 12/20/26 .. 10,456 9,980
184082880.LC.FTS.B, 15.44%, 12/20/26 .. 7,229 6,870
184158631.LC.FTS.B, 15.44%, 12/20/26 .. 16,813 15,775
183977917.LC.FTS.B, 16.49%, 12/20/26 .. 20,264 18,953
184270452.LC.FTS.B, 16.99%, 12/20/26 .. 9,715 9,450
184280067.LC.FTS.B, 16.99%, 12/20/26 .. 6,999 6,860
184104646.LC.FTS.B, 17.44%, 12/20/26 .. 15,416 14,996
184283202.LC.FTS.B, 19.49%, 12/20/26 .. 6,556 6,467
183546115.LC.FTS.B, 19.73%, 12/20/26 .. 14,290 437
184059193.LC.FTS.B, 21.99%, 12/20/26 .. 18,032 17,762
184102080.LC.FTS.B, 23.99%, 12/20/26 .. 7,529 7,422
184276958.LC.FTS.B, 23.99%, 12/20/26 .. 12,548 12,370
184325410.LC.FTS.B, Zero Cpn, 12/21/26 4,222 396
184343324.LC.FTS.B, Zero Cpn, 12/21/26 18,314 –
184356206.LC.FTS.B, Zero Cpn, 12/21/26 8,068 –
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
184283247.LC.FTS.B, 12.74%, 12/21/26 .. $ 16,631 $ 16,070
184382909.LC.FTS.B, 12.99%, 12/21/26 .. 15,859 15,318
184262437.LC.FTS.B, 14.19%, 12/21/26 .. 12,893 12,124
183704686.LC.FTS.B, 15.44%, 12/21/26 .. 11,215 2,009
184358802.LC.FTS.B, 15.49%, 12/21/26 .. 7,632 7,370
184130767.LC.FTS.B, 16.44%, 12/21/26 .. 16,954 16,050
183566597.LC.FTS.B, 17.24%, 12/21/26 .. 18,736 18,245
184309308.LC.FTS.B, 17.24%, 12/21/26 .. 11,876 11,407
184365323.LC.FTS.B, 18.74%, 12/21/26 .. 16,331 15,888
183919301.LC.FTS.B, 19.99%, 12/21/26 .. 10,684 10,534
183877158.LC.FTS.B, 20.44%, 12/21/26 .. 12,801 10,030
184032290.LC.FTS.B, 20.99%, 12/21/26 .. 16,935 16,094
184358622.LC.FTS.B, 21.99%, 12/21/26 .. 10,364 10,224
184040777.LC.FTS.B, 23.99%, 12/21/26 .. 8,365 8,250
184352640.LC.FTS.B, 26.99%, 12/21/26 .. 21,181 21,334
184066327.LC.FTS.B, 14.19%, 12/22/26 .. 11,172 10,882
184190300.LC.FTS.B, 16.49%, 12/22/26 .. 9,061 8,594
183529593.LC.FTS.B, 17.49%, 12/22/26 .. 14,446 13,958
183940387.LC.FTS.B, 19.99%, 12/22/26 .. 14,910 14,707
183801317.LC.FTS.B, 23.99%, 12/22/26 .. 25,446 25,098
184397264.LC.FTS.B, 23.99%, 12/22/26 .. 12,583 12,409
183726564.LC.FTS.B, Zero Cpn, 12/23/26 18,291 840
184035152.LC.FTS.B, Zero Cpn, 12/23/26 6,921 –
184471382.LC.FTS.B, 13.49%, 12/23/26 .. 3,180 3,074
184367892.LC.FTS.B, 15.44%, 12/23/26 .. 13,655 13,094
184224030.LC.FTS.B, 15.49%, 12/23/26 .. 16,099 15,560
183877346.LC.FTS.B, 15.99%, 12/23/26 .. 28,192 27,458
184421299.LC.FTS.B, 16.74%, 12/23/26 .. 6,064 5,906
183436430.LC.FTS.B, 16.99%, 12/23/26 .. 28,448 27,717
184427346.LC.FTS.B, 19.74%, 12/23/26 .. 22,973 22,690
184321733.LC.FTS.B, 23.99%, 12/23/26 .. 20,913 20,652
184451850.LC.FTS.B, 23.99%, 12/23/26 .. 16,731 16,522
184033253.LC.FTS.B, 28.99%, 12/23/26 .. 7,821 7,887
183835670.LC.FTS.B, Zero Cpn, 12/24/26 27,185 2,568
184033235.LC.FTS.B, 24.99%, 12/24/26 .. 20,413 19,942
184239360.LC.FTS.B, 17.44%, 12/25/26 .. 17,111 16,679
184005719.LC.FTS.B, 20.44%, 12/25/26 .. 10,969 10,833
184009581.LC.FTS.B, 22.99%, 12/25/26 .. 29,459 29,072
184404343.LC.FTS.B, 13.24%, 12/27/26 .. 31,760 30,721
184378888.LC.FTS.B, 19.49%, 12/27/26 .. 18,394 18,050
184283871.LC.FTS.B, 21.99%, 12/27/26 .. 16,582 16,395
184469259.LC.FTS.B, 22.49%, 12/27/26 .. 18,697 18,485
184445530.LC.FTS.B, 22.99%, 12/27/26 .. 16,877 16,597
184275242.LC.FTS.B, 23.99%, 12/27/26 .. 16,731 16,537
184454459.LC.FTS.B, 24.99%, 12/27/26 .. 6,301 6,167
184249796.LC.FTS.B, 15.44%, 12/28/26 .. 13,158 12,806
184172800.LC.FTS.B, 16.44%, 12/28/26 .. 10,754 10,215
184029644.LC.FTS.B, 17.49%, 12/28/26 .. 24,950 24,271
184211532.LC.FTS.B, 21.99%, 12/28/26 .. 30,025 29,508
184068437.LC.FTS.B, 23.99%, 12/28/26 .. 15,615 15,317
183866022.LC.FTS.B, 24.99%, 12/28/26 .. 8,333 8,046
184075164.LC.FTS.B, 17.74%, 12/29/26 .. 26,004 25,363
184016257.LC.FTS.B, 18.99%, 12/29/26 .. 8,391 8,114
184298012.LC.FTS.B, 18.74%, 12/30/26 .. 4,811 4,661
184273228.LC.FTS.B, 21.99%, 12/30/26 .. 12,739 12,582
184017343.LC.FTS.B, 23.99%, 12/30/26 .. 10,447 10,212
184149742.LC.FTS.B, 26.49%, 12/30/26 .. 18,453 18,036
184473440.LC.FTS.B, 28.99%, 12/30/26 .. 17,270 17,460

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
184248952.LC.FTS.B, Zero Cpn, 12/31/26 $ 12,563 $ –
183794746.LC.FTS.B, 21.99%, 12/31/26 .. 23,927 22,901
184286578.LC.FTS.B, 17.49%, 1/01/27 ... 18,287 17,585
184283229.LC.FTS.B, 19.44%, 1/01/27 ... 12,582 11,998
184379539.LC.FTS.B, 12.19%, 1/02/27 ... 24,169 22,818
183888494.LC.FTS.B, 17.99%, 1/06/27 ... 7,663 7,441
184927724.LC.FTS.B, 22.49%, 1/11/27 ... 19,392 18,943
184934200.LC.FTS.B, 23.49%, 1/11/27 ... 25,398 24,740
184505766.LC.FTS.B, 23.99%, 1/11/27 ... 24,265 2,848
184924956.LC.FTS.B, 24.99%, 1/16/27 ... 17,027 16,516
183894941.LC.FTS.B, 23.99%, 1/22/27 ... 17,292 17,011
183653450.LC.FTS.B, 23.99%, 1/25/27 ... 14,732 14,532
182261797.LC.FTS.B, 21.99%, 3/14/27 ... 22,159 17,408
183426450.LC.FTS.B, 18.99%, 3/31/27 ... 30,527 3,489
183682790.LC.FTS.B, 15%, 5/03/27 ..... 25,785 19,041
182729893.LC.FTS.B, 23.99%, 5/10/27 ... 18,168 6,857
182718150.LC.FTS.B, 24.99%, 5/12/27 ... 6,533 5,120
183908611.LC.FTS.B, 23.99%, 5/13/27 ... 14,619 2,765
183252907.LC.FTS.B, 16.49%, 5/17/27 ... 12,736 12,316
183359589.LC.FTS.B, Zero Cpn, 5/27/27 . 12,614 –
182185437.LC.FTS.B, 19.99%, 5/29/27 ... 14,275 5,071
184163017.LC.FTS.B, 13.19%, 6/17/27 ... 13,471 12,676
182894637.LC.FTS.B, Zero Cpn, 7/19/27 . 22,428 2,108
184064152.LC.FTS.B, 19.49%, 8/13/27 ... 17,729 13,390
183767102.LC.FTS.B, 15%, 9/30/27 ..... 19,911 14,904
184041474.LC.FTS.B, 5%, 12/15/27 ..... 22,095 18,506
10,701,407
Prosper Funding LLC
1613502.PS.FTS.B, 15.1%, 8/11/24 ..... 2,478 2,415
1613526.PS.FTS.B, 19.1%, 8/11/24 ..... 5,150 5,081
1604114.PS.FTS.B, 12.5%, 8/12/24 ..... 9,814 9,545
1607545.PS.FTS.B, 12.7%, 8/12/24 ..... 7,372 7,170
1607185.PS.FTS.B, 17.1%, 8/12/24 ..... 3,045 3,006
1603763.PS.FTS.B, 19.8%, 8/12/24 ..... 6,259 6,163
1613868.PS.FTS.B, 19.8%, 8/12/24 ..... 5,210 5,124
1607575.PS.FTS.B, 20%, 8/12/24 ....... 2,591 2,557
1603826.PS.FTS.B, 20.9%, 8/12/24 ..... 1,043 1,029
1603754.PS.FTS.B, 21.49%, 8/12/24 .... 5,236 5,167
1613529.PS.FTS.B, 14.89%, 8/13/24 .... 4,253 4,132
1614891.PS.FTS.B, 16.7%, 8/13/24 ..... 2,531 2,467
1604669.PS.FTS.B, 19.8%, 8/13/24 ..... 1,035 1,022
1614984.PS.FTS.B, 19.8%, 8/13/24 ..... 1,035 1,022
1615005.PS.FTS.B, 20.1%, 8/13/24 ..... 4,148 4,096
1615146.PS.FTS.B, 20.8%, 8/13/24 ..... 1,041 1,028
1608406.PS.FTS.B, 18.11%, 8/15/24 .... 10,250 9,966
1609840.PS.FTS.B, 15.9%, 8/17/24 ..... 3,774 3,685
1616559.PS.FTS.B, 17%, 8/17/24 ....... 2,516 2,487
1606436.PS.FTS.B, 28.64%, 8/17/24 .... 2,748 2,827
1611376.PS.FTS.B, 12.8%, 8/19/24 ..... 9,836 9,582
1611391.PS.FTS.B, 14.2%, 8/19/24 ..... 7,057 6,863
1608574.PS.FTS.B, 20.1%, 8/21/24 ..... 1,040 1,025
1610068.PS.FTS.B, 20%, 8/22/24 ....... 2,603 2,567
1618998.PS.FTS.B, 12.79%, 8/23/24 .... 17,212 16,766
1609553.PS.FTS.B, 14.89%, 8/24/24 .... 979 970
1620645.PS.FTS.B, 16.6%, 8/25/24 ..... 3,035 2,972
1614574.PS.FTS.B, 27.56%, 8/26/24 .... 5,733 5,752
1615534.PS.FTS.B, 15.9%, 8/27/24 ..... 863 856
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1611857.PS.FTS.B, 16.4%, 8/27/24 ..... $ 3,198 $ 3,182
1610723.PS.FTS.B, 16.9%, 9/03/24 ..... 3,225 3,141
1606394.PS.FTS.B, 20.9%, 9/15/24 ..... 4,430 4,355
1618596.PS.FTS.B, 14.7%, 9/16/24 ..... 3,748 3,644
1633506.PS.FTS.B, 12.2%, 9/20/24 ..... 6,209 6,039
1612025.PS.FTS.B, 15.6%, 9/20/24 ..... 1,771 1,731
1623956.PS.FTS.B, 12.3%, 9/21/24 ..... 3,262 3,173
1634463.PS.FTS.B, 13.05%, 9/21/24 .... 1,041 1,013
1623944.PS.FTS.B, 13.36%, 9/21/24 .... 8,868 8,627
1634445.PS.FTS.B, 13.9%, 9/21/24 ..... 18,327 17,829
1627612.PS.FTS.B, 15.1%, 9/21/24 ..... 2,640 2,576
1627369.PS.FTS.B, 15.4%, 9/21/24 ..... 13,227 12,904
1634439.PS.FTS.B, 16.57%, 9/21/24 .... 2,667 2,601
1634433.PS.FTS.B, 17.05%, 9/21/24 .... 6,121 5,971
1627600.PS.FTS.B, 18.41%, 9/21/24 .... 4,268 4,163
1635159.PS.FTS.B, 11.89%, 9/22/24 .... 9,612 9,269
1635285.PS.FTS.B, 13.36%, 9/22/24 .... 11,658 11,355
1624496.PS.FTS.B, 13.7%, 9/22/24 ..... 2,892 703
1635147.PS.FTS.B, 16%, 9/22/24 ....... 5,314 5,186
1624508.PS.FTS.B, 18.41%, 9/22/24 .... 2,700 2,635
1624730.PS.FTS.B, 18.41%, 9/22/24 .... 3,240 3,162
1635003.PS.FTS.B, 20.01%, 9/22/24 .... 3,275 3,241
1628974.PS.FTS.B, 11.6%, 9/23/24 ..... 6,182 6,018
1628788.PS.FTS.B, 18.5%, 9/23/24 ..... 1,066 1,055
1625759.PS.FTS.B, 13.8%, 9/24/24 ..... 12,959 12,617
1625753.PS.FTS.B, 14.7%, 9/24/24 ..... 2,655 2,554
1625561.PS.FTS.B, 16%, 9/24/24 ....... 2,666 1,676
1636929.PS.FTS.B, 18.41%, 9/24/24 .... 5,401 5,274
1636593.PS.FTS.B, 18.5%, 9/24/24 ..... 1,229 318
1634235.PS.FTS.B, 14.89%, 9/25/24 .... 2,645 2,573
1630810.PS.FTS.B, 14.79%, 9/27/24 .... 13,862 13,743
1637601.PS.FTS.B, 15.4%, 9/27/24 ..... 13,197 12,903
1627211.PS.FTS.B, 18.41%, 9/27/24 .... 6,356 6,320
1630558.PS.FTS.B, 19.56%, 9/27/24 .... 3,430 3,461
1628129.PS.FTS.B, 13.05%, 9/28/24 .... 3,289 3,177
1630930.PS.FTS.B, 13.2%, 9/28/24 ..... 2,195 2,120
1631206.PS.FTS.B, 13.66%, 9/28/24 .... 3,302 3,190
1631650.PS.FTS.B, 14.39%, 9/28/24 .... 5,530 5,337
1638273.PS.FTS.B, 16.43%, 9/28/24 .... 3,643 3,515
1627844.PS.FTS.B, 16.61%, 9/28/24 .... 2,805 2,707
1637628.PS.FTS.B, 24.5%, 9/28/24 ..... 5,892 5,785
1632436.PS.FTS.B, 15%, 9/29/24 ....... 3,886 3,752
1629230.PS.FTS.B, 14.49%, 9/30/24 .... 19,366 18,865
1639314.PS.FTS.B, 14.56%, 9/30/24 .... 5,536 5,349
1624058.PS.FTS.B, 12.9%, 10/04/24 .... 5,530 5,361
1640814.PS.FTS.B, 13.87%, 10/04/24 ... 7,444 7,200
1645020.PS.FTS.B, 11.86%, 10/08/24 .... 8,161 7,902
1634696.PS.FTS.B, 13.66%, 10/08/24 ... 3,855 3,732
1638691.PS.FTS.B, 11.6%, 10/12/24 .... 13,578 13,159
1639798.PS.FTS.B, 14.56%, 10/13/24 ... 6,426 6,229
1645047.PS.FTS.B, 13.05%, 10/14/24 ... 4,783 4,632
1630058.PS.FTS.B, 19.3%, 10/16/24 .... 2,727 1,627
1655031.PS.FTS.B, 26.51%, 10/26/24 ... 3,117 3,114
1645625.PS.FTS.B, 13.7%, 10/27/24 .... 5,781 5,698
1655751.PS.FTS.B, 17.96%, 10/27/24 ... 3,366 464
1656195.PS.FTS.B, 12.3%, 10/28/24 .... 8,309 8,014
1646078.PS.FTS.B, 12.43%, 10/28/24 ... 6,896 6,643
1649509.PS.FTS.B, 13.59%, 10/28/24 ... 16,307 15,607

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1656237.PS.FTS.B, 13.68%, 10/28/24 ... $ 2,023 $ 1,948
1649647.PS.FTS.B, 15.29%, 10/28/24 ... 6,422 6,183
1646081.PS.FTS.B, 16.43%, 10/28/24 ... 7,643 7,358
1649827.PS.FTS.B, 17%, 10/28/24 ...... 2,936 2,854
1646261.PS.FTS.B, 18.26%, 10/28/24 ... 16,408 15,794
1657158.PS.FTS.B, 10.8%, 10/29/24 .... 4,541 4,381
1657215.PS.FTS.B, 14.6%, 10/29/24 .... 1,282 1,236
1649938.PS.FTS.B, 15.4%, 10/29/24 .... 3,505 3,376
1650670.PS.FTS.B, 16.3%, 10/29/24 .... 1,175 1,143
1647092.PS.FTS.B, 16.9%, 10/29/24 .... 20,636 19,873
1656627.PS.FTS.B, 17%, 10/29/24 ...... 10,029 9,756
1657020.PS.FTS.B, 19.58%, 10/29/24 ... 14,297 1,874
1647332.PS.FTS.B, 22.6%, 10/29/24 .... 1,220 1,195
1646105.PS.FTS.B, 15.19%, 11/01/24 .... 2,259 2,193
1652014.PS.FTS.B, 13.36%, 11/02/24 .... 3,922 3,786
1651813.PS.FTS.B, 17.93%, 11/02/24 .... 10,676 10,401
1648529.PS.FTS.B, 19.5%, 11/02/24 .... 1,127 1,097
1648733.PS.FTS.B, 21.2%, 11/02/24 .... 21,183 20,415
1652476.PS.FTS.B, 17%, 11/03/24 ...... 4,326 –
1651427.PS.FTS.B, 10.5%, 11/05/24 .... 1,699 1,642
1654330.PS.FTS.B, 11.4%, 11/05/24 ..... 2,848 2,752
1654084.PS.FTS.B, 13.4%, 11/05/24 .... 2,308 2,228
1660992.PS.FTS.B, 15.2%, 11/05/24 .... 12,164 11,741
1651250.PS.FTS.B, 16.83%, 11/05/24 .... 7,070 6,900
1652180.PS.FTS.B, 12.1%, 11/08/24 .... 14,370 13,877
1664829.PS.FTS.B, 12.95%, 11/08/24 .... 6,373 6,160
1658140.PS.FTS.B, 13.9%, 11/08/24 .... 2,909 2,804
1664856.PS.FTS.B, 15.4%, 11/08/24 .... 3,300 3,202
1652378.PS.FTS.B, 18.7%, 11/08/24 .... 14,896 14,557
1652381.PS.FTS.B, 18.9%, 11/08/24 .... 14,955 14,559
1652924.PS.FTS.B, 12.5%, 11/09/24 .... 8,605 8,321
1665921.PS.FTS.B, 13.4%, 11/09/24 .... 3,173 3,068
1665951.PS.FTS.B, 14.52%, 11/09/24 .... 1,341 744
1665984.PS.FTS.B, 14.63%, 11/09/24 .... 10,343 10,002
1665879.PS.FTS.B, 15.1%, 11/09/24 .... 5,577 5,392
1652945.PS.FTS.B, 17.54%, 11/09/24 .... 1,479 1,446
1659139.PS.FTS.B, 18.41%, 11/09/24 .... 4,699 4,541
1666908.PS.FTS.B, 11.7%, 11/10/24 ..... 5,708 5,521
1654091.PS.FTS.B, 15.9%, 11/10/24 .... 4,429 4,273
1648630.PS.FTS.B, 22.6%, 11/10/24 .... 2,780 2,759
1655651.PS.FTS.B, 12.87%, 11/15/24 .... 1,725 1,671
1662703.PS.FTS.B, 16%, 11/15/24 ...... 5,889 5,705
1651004.PS.FTS.B, 16.6%, 11/19/24 .... 7,130 6,866
1663073.PS.FTS.B, 18.41%, 11/29/24 .... 3,107 2,985
1651826.PS.FTS.B, 11.7%, 12/02/24 .... 9,101 8,774
1685280.PS.FTS.B, 12.3%, 12/14/24 .... 10,805 10,448
1672346.PS.FTS.B, 14.89%, 12/14/24 ... 12,190 11,780
1685958.PS.FTS.B, 11.4%, 12/15/24 .... 2,843 2,751
1672952.PS.FTS.B, 12%, 12/15/24 ...... 1,530 1,478
1672970.PS.FTS.B, 13.5%, 12/15/24 .... 5,441 5,262
1685973.PS.FTS.B, 16%, 12/15/24 ...... 4,294 4,151
1673021.PS.FTS.B, 17.1%, 12/15/24 .... 6,173 6,038
1686549.PS.FTS.B, 13%, 12/16/24 ...... 5,425 5,248
1687008.PS.FTS.B, 19%, 12/16/24 ...... 9,091 8,890
1674656.PS.FTS.B, 10.89%, 12/17/24 ... 8,928 8,640
1680451.PS.FTS.B, 12.3%, 12/17/24 .... 1,161 1,124
1674668.PS.FTS.B, 12.65%, 12/17/24 ... 6,015 5,820
1674647.PS.FTS.B, 13.1%, 12/17/24 .... 5,793 5,606
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1680760.PS.FTS.B, 19.91%, 12/17/24 ... $ 1,254 $ 1,228
1685979.PS.FTS.B, 13.7%, 12/18/24 .... 6,063 5,849
1681975.PS.FTS.B, 24.51%, 12/21/24 ... 3,214 3,184
1691055.PS.FTS.B, 14.79%, 12/23/24 ... 5,174 5,017
1684660.PS.FTS.B, 20.79%, 12/24/24 ... 6,140 6,030
1676825.PS.FTS.B, 12.2%, 12/31/24 .... 16,382 8,994
1687806.PS.FTS.B, 14.7%, 12/31/24 .... 9,621 9,265
1692690.PS.FTS.B, 19.1%, 1/02/25 ..... 1,373 1,319
1603442.PS.FTS.B, 18.2%, 7/11/25 ..... 5,892 5,622
1605017.PS.FTS.B, 19%, 7/16/25 ....... 9,626 5,489
1672340.PS.FTS.B, 15.1%, 11/14/25 .... 15,065 14,432
1613484.PS.FTS.B, 16.93%, 8/11/26 .... 19,693 18,946
1613481.PS.FTS.B, 19.78%, 8/11/26 .... 11,519 11,287
1604105.PS.FTS.B, 13.74%, 8/12/26 .... 22,171 21,380
1614300.PS.FTS.B, 13.8%, 8/12/26 ..... 21,840 21,103
1613874.PS.FTS.B, 15.2%, 8/12/26 ..... 7,462 7,183
1614279.PS.FTS.B, 15.9%, 8/12/26 ..... 7,121 6,854
1614306.PS.FTS.B, 18.5%, 8/12/26 ..... 15,239 14,944
1613892.PS.FTS.B, 19.18%, 8/12/26 .... 4,944 4,846
1603802.PS.FTS.B, 20.3%, 8/12/26 ..... 7,703 7,551
1607554.PS.FTS.B, 20.9%, 8/12/26 ..... 6,572 6,441
1603823.PS.FTS.B, 28.4%, 8/12/26 ..... 1,611 1,617
1608121.PS.FTS.B, 12.7%, 8/13/26 ..... 12,252 11,843
1607647.PS.FTS.B, 15%, 8/13/26 ....... 5,962 5,741
1604489.PS.FTS.B, 15.1%, 8/13/26 ..... 12,304 11,849
1615164.PS.FTS.B, 17%, 8/13/26 ....... 7,661 7,490
1614735.PS.FTS.B, 18.73%, 8/13/26 .... 9,156 8,813
1614738.PS.FTS.B, 23.83%, 8/13/26 .... 5,550 5,491
1607854.PS.FTS.B, 25.48%, 8/13/26 .... 1,779 1,762
1607977.PS.FTS.B, 25.48%, 8/13/26 .... 3,570 3,589
1604924.PS.FTS.B, 28.4%, 8/13/26 ..... 5,236 5,260
1605023.PS.FTS.B, 14.2%, 8/16/26 ..... 14,826 14,310
1605623.PS.FTS.B, 16.64%, 8/16/26 .... 9,038 8,711
1608526.PS.FTS.B, 19.78%, 8/16/26 .... 6,143 6,035
1604936.PS.FTS.B, 25%, 8/16/26 ....... 1,583 1,583
1616271.PS.FTS.B, 12.5%, 8/17/26 ..... 8,794 8,491
1609138.PS.FTS.B, 16.18%, 8/17/26 .... 11,264 10,873
1609525.PS.FTS.B, 17%, 8/17/26 ....... 5,113 5,007
1611388.PS.FTS.B, 15.8%, 8/19/26 ..... 19,353 18,672
1608082.PS.FTS.B, 12.8%, 8/20/26 ..... 11,044 10,644
1611682.PS.FTS.B, 13.3%, 8/20/26 ..... 4,926 4,762
1608397.PS.FTS.B, 20.3%, 8/21/26 ..... 6,662 6,526
1612375.PS.FTS.B, 14.29%, 8/23/26 .... 7,417 7,169
1609286.PS.FTS.B, 15.2%, 8/23/26 ..... 2,283 2,214
1619205.PS.FTS.B, 16%, 8/23/26 ....... 6,197 1,443
1610333.PS.FTS.B, 14.39%, 8/24/26 .... 2,969 2,870
1613140.PS.FTS.B, 14.7%, 8/24/26 ..... 7,437 7,190
1620525.PS.FTS.B, 16.4%, 8/24/26 ..... 4,512 4,361
1606978.PS.FTS.B, 13.3%, 8/25/26 ..... 10,001 9,648
1606780.PS.FTS.B, 29.08%, 8/25/26 .... 5,760 5,718
1622217.PS.FTS.B, 16.7%, 8/27/26 ..... 4,649 4,480
1608826.PS.FTS.B, 16.93%, 8/30/26 .... 13,141 1,745
1604606.PS.FTS.B, 29.74%, 9/07/26 .... 8,225 8,213
1625707.PS.FTS.B, 11.7%, 9/16/26 ..... 19,888 19,208
1626049.PS.FTS.B, 15.18%, 9/17/26 .... 18,621 17,961
1633221.PS.FTS.B, 18.13%, 9/17/26 .... 27,118 26,040
1632897.PS.FTS.B, 18.48%, 9/17/26 .... 15,503 15,190
1627039.PS.FTS.B, 12.7%, 9/20/26 ..... 2,993 2,889

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1627618.PS.FTS.B, 11.79%, 9/21/26 .... $ 8,183 $ 7,902
1634841.PS.FTS.B, 11.79%, 9/21/26 .... 8,927 8,620
1634442.PS.FTS.B, 13.93%, 9/21/26 .... 7,165 6,918
1634613.PS.FTS.B, 14.39%, 9/21/26 .... 7,310 7,060
1627615.PS.FTS.B, 14.7%, 9/21/26 ..... 3,789 3,653
1624370.PS.FTS.B, 16.18%, 9/21/26 .... 10,323 9,950
1628728.PS.FTS.B, 12.5%, 9/22/26 ..... 5,231 5,052
1628947.PS.FTS.B, 12.5%, 9/23/26 ..... 8,220 7,941
1635732.PS.FTS.B, 12.7%, 9/23/26 ..... 9,728 9,397
1635660.PS.FTS.B, 12.87%, 9/23/26 .... 7,491 7,236
1625255.PS.FTS.B, 13.2%, 9/23/26 ..... 6,006 5,801
1636926.PS.FTS.B, 11.6%, 9/24/26 ..... 8,544 8,256
1625639.PS.FTS.B, 12.7%, 9/24/26 ..... 9,280 8,968
1629340.PS.FTS.B, 12.9%, 9/24/26 ..... 5,123 4,951
1636506.PS.FTS.B, 15.18%, 9/24/26 .... 12,161 11,749
1637322.PS.FTS.B, 12.4%, 9/27/26 ..... 7,763 1,688
1630456.PS.FTS.B, 12.76%, 9/27/26 .... 11,444 11,196
1630462.PS.FTS.B, 13.5%, 9/27/26 ..... 763 757
1630438.PS.FTS.B, 15.29%, 9/27/26 .... 7,745 7,586
1630432.PS.FTS.B, 15.9%, 9/27/26 ..... 9,326 9,139
1628431.PS.FTS.B, 16.64%, 9/30/26 .... 9,013 8,655
1635144.PS.FTS.B, 16.18%, 10/01/26 ... 11,754 11,287
1627061.PS.FTS.B, 19.5%, 10/01/26 .... 20,095 11,809
1624733.PS.FTS.B, 16.33%, 10/05/26 ... 5,118 4,915
1636347.PS.FTS.B, 12.9%, 10/17/26 .... 20,373 19,771
1630162.PS.FTS.B, 16.33%, 10/23/26 ... 20,191 19,170
1655010.PS.FTS.B, 19%, 10/26/26 ...... 5,396 5,292
1648657.PS.FTS.B, 10.4%, 10/27/26 .... 11,500 11,223
1648981.PS.FTS.B, 10.7%, 10/27/26 .... 18,437 17,997
1645613.PS.FTS.B, 12.62%, 10/27/26 ... 10,487 10,253
1655382.PS.FTS.B, 12.8%, 10/27/26 .... 27,217 26,613
1655400.PS.FTS.B, 13.7%, 10/27/26 .... 4,690 4,581
1648636.PS.FTS.B, 15.2%, 10/27/26 .... 1,576 1,541
1645256.PS.FTS.B, 16.33%, 10/27/26 ... 6,344 6,209
1645280.PS.FTS.B, 18.78%, 10/27/26 ... 16,467 16,427
1648987.PS.FTS.B, 23.13%, 10/27/26 ... 6,159 –
1645934.PS.FTS.B, 10.5%, 10/28/26 .... 6,138 5,890
1656219.PS.FTS.B, 10.5%, 10/28/26 .... 7,985 1,583
1649521.PS.FTS.B, 13.4%, 10/28/26 .... 8,509 1,877
1649530.PS.FTS.B, 13.5%, 10/28/26 .... 5,478 5,212
1649821.PS.FTS.B, 13.66%, 10/28/26 ... 8,149 7,834
1649653.PS.FTS.B, 14.7%, 10/28/26 .... 5,266 5,018
1646096.PS.FTS.B, 15.1%, 10/28/26 .... 4,726 4,504
1646336.PS.FTS.B, 16.33%, 10/28/26 ... 15,860 15,110
1656207.PS.FTS.B, 23.64%, 10/28/26 ... 20,471 20,153
1649542.PS.FTS.B, 27.27%, 10/28/26 ... 426 414
1646984.PS.FTS.B, 10.08%, 10/29/26 ... 9,184 8,815
1656930.PS.FTS.B, 10.5%, 10/29/26 .... 3,984 824
1657014.PS.FTS.B, 10.5%, 10/29/26 .... 26,854 25,775
1657425.PS.FTS.B, 11.4%, 10/29/26 .... 962 51
1650649.PS.FTS.B, 13.8%, 10/29/26 .... 6,091 5,807
1657059.PS.FTS.B, 17%, 10/29/26 ...... 12,733 12,276
1650634.PS.FTS.B, 23.3%, 10/29/26 .... 2,878 2,764
1646327.PS.FTS.B, 13.8%, 10/31/26 .... 15,662 14,899
1657476.PS.FTS.B, 13.8%, 11/01/26 .... 11,729 11,190
1658550.PS.FTS.B, 9.45%, 11/02/26 .... 11,436 10,984
1649888.PS.FTS.B, 11.2%, 11/03/26 ..... 18,489 17,761
1651424.PS.FTS.B, 10.8%, 11/05/26 .... 9,223 8,864
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1651418.PS.FTS.B, 11.6%, 11/05/26 ..... $ 1,544 $ 1,484
1650998.PS.FTS.B, 12.7%, 11/05/26 .... 11,656 11,201
1661079.PS.FTS.B, 15.1%, 11/05/26 .... 21,265 20,313
1654321.PS.FTS.B, 16%, 11/05/26 ...... 8,706 8,422
1660986.PS.FTS.B, 16.8%, 11/05/26 .... 19,871 18,977
1648294.PS.FTS.B, 17.84%, 11/05/26 .... 12,059 11,577
1661409.PS.FTS.B, 21.18%, 11/05/26 .... 6,909 6,675
1654327.PS.FTS.B, 22.55%, 11/05/26 .... 6,565 6,439
1651841.PS.FTS.B, 15.4%, 11/08/26 .... 4,339 4,149
1665054.PS.FTS.B, 16.93%, 11/08/26 .... 19,169 18,326
1659238.PS.FTS.B, 10.8%, 11/09/26 .... 5,764 5,545
1653053.PS.FTS.B, 11.55%, 11/09/26 .... 5,404 5,198
1665906.PS.FTS.B, 11.7%, 11/09/26 ..... 6,181 5,946
1652894.PS.FTS.B, 12.7%, 11/09/26 .... 7,390 7,112
1658878.PS.FTS.B, 12.98%, 11/09/26 .... 19,459 18,715
1658887.PS.FTS.B, 13.8%, 11/09/26 .... 11,631 11,127
1659130.PS.FTS.B, 15.18%, 11/09/26 .... 11,031 10,552
1652711.PS.FTS.B, 16.2%, 11/09/26 ..... 9,904 9,600
1665696.PS.FTS.B, 19%, 11/09/26 ...... 12,864 12,461
1659106.PS.FTS.B, 22.55%, 11/09/26 .... 6,987 6,871
1665942.PS.FTS.B, 24.63%, 11/09/26 .... 11,165 11,039
1658902.PS.FTS.B, 25.9%, 11/09/26 .... 694 678
1659562.PS.FTS.B, 26.43%, 11/09/26 .... 12,492 12,344
1654496.PS.FTS.B, 11.79%, 11/10/26 .... 7,730 7,437
1667139.PS.FTS.B, 14.38%, 11/10/26 .... 13,336 12,828
1660783.PS.FTS.B, 11.7%, 11/12/26 ..... 13,907 13,386
1661254.PS.FTS.B, 21%, 11/12/26 ...... 5,685 5,637
1668165.PS.FTS.B, 22.6%, 11/12/26 .... 4,092 4,056
1668453.PS.FTS.B, 9.62%, 11/15/26 .... 9,938 9,569
1651010.PS.FTS.B, 10.8%, 11/15/26 .... 11,491 11,044
1656380.PS.FTS.B, 10.9%, 11/15/26 .... 6,153 5,926
1658161.PS.FTS.B, 13.3%, 11/15/26 .... 6,653 6,352
1653980.PS.FTS.B, 13.7%, 11/15/26 .... 11,780 11,255
1653277.PS.FTS.B, 13.8%, 11/16/26 .... 18,882 18,002
1654759.PS.FTS.B, 11.89%, 11/19/26 .... 3,915 3,760
1660438.PS.FTS.B, 16%, 11/19/26 ...... 3,981 3,845
1672608.PS.FTS.B, 16%, 11/19/26 ...... 4,749 4,627
1665885.PS.FTS.B, 13.7%, 11/20/26 .... 19,631 18,750
1659127.PS.FTS.B, 16.8%, 11/20/26 .... 16,015 15,290
1645619.PS.FTS.B, 18.78%, 11/20/26 .... 10,631 10,309
1659142.PS.FTS.B, 14.6%, 11/21/26 .... 6,332 6,047
1667304.PS.FTS.B, 13.48%, 12/05/26 ... 28,108 27,015
1656341.PS.FTS.B, 15.29%, 12/09/26 ... 13,460 12,860
1678408.PS.FTS.B, 10.5%, 12/14/26 .... 4,299 4,199
1672670.PS.FTS.B, 12%, 12/14/26 ...... 5,519 5,313
1685286.PS.FTS.B, 12.5%, 12/14/26 .... 5,534 5,327
1678405.PS.FTS.B, 13.8%, 12/14/26 .... 11,942 11,429
1672667.PS.FTS.B, 18.78%, 12/14/26 ... 9,634 9,323
1685589.PS.FTS.B, 22.8%, 12/14/26 .... 9,848 9,611
1679083.PS.FTS.B, 10.5%, 12/15/26 .... 15,640 15,060
1679473.PS.FTS.B, 14.68%, 12/15/26 ... 15,996 15,400
1679077.PS.FTS.B, 15.12%, 12/15/26 ... 16,033 15,346
1685964.PS.FTS.B, 15.29%, 12/15/26 ... 16,047 15,360
1672964.PS.FTS.B, 28.23%, 12/15/26 ... 8,510 8,395
1680130.PS.FTS.B, 13.4%, 12/16/26 .... 7,945 7,651
1680172.PS.FTS.B, 13.4%, 12/16/26 .... 9,534 9,130
1679950.PS.FTS.B, 15.24%, 12/16/26 ... 9,626 9,217
1687065.PS.FTS.B, 16.4%, 12/16/26 .... 15,338 14,662

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1680709.PS.FTS.B, 10.5%, 12/17/26 .... $ 15,640 $ 15,067
1687677.PS.FTS.B, 18.4%, 12/17/26 .... 16,298 15,799
1674683.PS.FTS.B, 19%, 12/17/26 ...... 6,538 6,337
1680733.PS.FTS.B, 26.5%, 12/17/26 .... 6,760 6,681
1681081.PS.FTS.B, 11.33%, 12/20/26 .... 7,479 7,208
1681270.PS.FTS.B, 13.08%, 12/20/26 ... 5,552 5,351
1679071.PS.FTS.B, 14.7%, 12/20/26 .... 20,053 19,165
1681027.PS.FTS.B, 25.9%, 12/20/26 .... 4,732 4,144
1677662.PS.FTS.B, 18.25%, 12/23/26 ... 17,915 17,421
1681514.PS.FTS.B, 15.2%, 12/31/26 .... 9,783 9,301
1672658.PS.FTS.B, 18.4%, 12/31/26 .... 10,020 9,622
1608338.PS.FTS.B, 15.5%, 2/20/27 ..... 7,608 3,417
2,497,344
Upgrade, Inc.
UG23577000UG, 25.26%, 7/23/23 ...... 1,801 1,823
UG24806209UG, 24.99%, 8/03/23 ...... 921 925
UG25392723UG, 25.26%, 9/30/23 ...... 1,904 760
UG24237195UG, 30.51%, 1/03/24 ...... 2,363 697
UG23553668UG, 29.69%, 10/15/24 ..... 5,552 5,914
UG23546722UG, 29.69%, 10/22/24 ..... 8,332 8,879
UG23816823UG, 25.82%, 10/24/24 ..... 6,620 6,966
UG23793303UG, 27.74%, 11/05/24 ...... 12,279 12,828
UG24174311UG, 29.69%, 11/05/24 ...... 23,598 22,463
UG24254995UG, 29.69%, 11/14/24 ...... 14,473 15,078
UG24485661UG, 29.69%, 11/18/24 ...... 15,803 16,718
UG24557579UG, 26.77%, 11/19/24 ...... 10,849 8,244
UG24631334UG, 29.69%, 11/21/24 ...... 12,125 12,919
UG24909623UG, 27.74%, 12/02/24 ..... 21,013 1,012
UG24677388UG, 29.69%, 12/06/24 ..... 7,672 8,077
UG24350035UG, 28.99%, 12/10/24 ..... 6,733 7,139
UG24672526UG, 29.69%, 12/11/24 ...... 15,086 15,997
UG24959142UG, 29.69%, 12/15/24 ..... 13,358 14,064
UG25312483UG, 29.69%, 12/18/24 ..... 9,710 10,254
UG24451345UG, 25.82%, 12/31/24 ..... 10,748 11,172
UG25843226UG, 28.99%, 1/07/25 ...... 11,135 11,790
UG25708036UG, 29.69%, 1/20/25 ...... 23,601 19,020
UG23594637UG, 25.26%, 10/16/27 ..... 11 11
UG23753978UG, 25.26%, 11/20/27 ...... 21 21
UG24789598UG, 25.26%, 11/27/27 ...... 103 104
UG25805026UG, 30.51%, 12/16/27 ..... 115 115
UG25141055UG, 25.26%, 5/11/28 ...... 159 160
213,150
Upgrade, Inc. - Card
UG991114026UG, Zero Cpn, 2/22/23 .... 42 3
UG991342536UG, 28.98%, 6/08/23 ..... 6 6
UG991024658UG, 29.49%, 6/09/23 ..... 7 6
UG991298377UG, 28.48%, 6/20/23 ..... 6 6
UG991302811UG, 29.49%, 6/22/23 ...... 8 8
UG991292764UG, 29.49%, 6/23/23 ..... 5 5
UG991079012UG, 29.49%, 7/09/23 ..... 12 12
UG991306783UG, 29.48%, 8/21/23 ..... 15 15
UG991114757UG, 28.98%, 8/22/23 ...... 6 6
UG991263262UG, 17.99%, 8/27/23 ..... 17 17
UG991082881UG, 28.98%, 9/17/23 ..... 19 19
UG991136392UG, 29.49%, 9/23/23 ...... 12 12
UG991123035UG, 28.98%, 10/17/23 ..... 26 27
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG990915742UG, 29.49%, 10/21/23 .... $ 8 $ 8
UG990984188UG, 28.48%, 10/22/23 .... 83 84
UG991152486UG, 29.48%, 10/26/23 ..... 19 17
UG991084429UG, Zero Cpn, 11/08/23 ... 93 6
UG991024355UG, 18.71%, 11/08/23 ..... 96 95
UG991083189UG, 25.45%, 11/08/23 ..... 74 73
UG991008863UG, 28.48%, 11/08/23 ..... 88 12
UG991191742UG, 28.48%, 11/08/23 ..... 83 12
UG991008836UG, 29.49%, 11/08/23 ..... 319 321
UG991012781UG, 29.49%, 11/08/23 ..... 12 12
UG991019090UG, 29.49%, 11/08/23 ..... 79 11
UG991019637UG, 29.49%, 11/08/23 ..... 76 77
UG991036352UG, 29.49%, 11/08/23 ..... 475 41
UG991044888UG, 29.49%, 11/08/23 ..... 82 (4)
UG991124803UG, 29.49%, 11/08/23 ..... 99 99
UG991039402UG, Zero Cpn, 11/09/23 ... 21 2
UG991216040UG, 15.47%, 11/09/23 ..... 484 485
UG991016366UG, 16.49%, 11/09/23 ..... 401 397
UG991018942UG, 17.49%, 11/09/23 ..... 64 64
UG991142960UG, 19.96%, 11/09/23 ..... 93 93
UG991018978UG, 20.47%, 11/09/23 ..... 414 411
UG991205449UG, 20.47%, 11/09/23 ..... 23 22
UG991189579UG, 20.96%, 11/09/23 ..... 6 6
UG991015928UG, 28.48%, 11/09/23 ..... 39 40
UG991018613UG, 28.48%, 11/09/23 ..... 52 52
UG991218450UG, 28.48%, 11/09/23 ..... 241 243
UG991021226UG, 29.48%, 11/09/23 ..... 158 159
UG991025120UG, 29.48%, 11/09/23 ..... 121 122
UG991018932UG, 29.49%, 11/09/23 ..... 286 287
UG991021901UG, 29.49%, 11/09/23 ..... 68 68
UG991035358UG, 29.49%, 11/09/23 ..... 3 3
UG991035968UG, 29.49%, 11/09/23 ..... 54 55
UG991047307UG, 29.49%, 11/09/23 ..... – –
UG991050282UG, 29.49%, 11/09/23 ..... 42 43
UG991086005UG, 29.49%, 11/09/23 ..... 36 36
UG991160522UG, 29.49%, 11/09/23 ..... 93 13
UG991162392UG, 29.49%, 11/09/23 ..... 50 3
UG991202489UG, 29.49%, 11/09/23 ..... 55 56
UG991206693UG, 29.49%, 11/09/23 ..... 4 4
UG991215292UG, 29.49%, 11/09/23 ..... 74 (3)
UG991021402UG, 15.47%, 11/10/23 ..... 11 11
UG991023400UG, 16.49%, 11/10/23 ..... 152 151
UG991062680UG, 18.96%, 11/10/23 ..... 68 28
UG991022143UG, 19.96%, 11/10/23 ..... 188 187
UG991024000UG, 21.47%, 11/10/23 ..... 415 60
UG991216376UG, 21.48%, 11/10/23 ..... 67 67
UG991225070UG, 22.47%, 11/10/23 ..... 50 50
UG991034169UG, 23.45%, 11/10/23 ..... – –
UG991045741UG, 23.45%, 11/10/23 ..... 81 80
UG991051732UG, 23.45%, 11/10/23 ..... 55 55
UG991107974UG, 23.45%, 11/10/23 ..... 33 34
UG991217504UG, 25.45%, 11/10/23 ..... 93 92
UG991045793UG, 26.44%, 11/10/23 ..... 288 284
UG991106609UG, 28.48%, 11/10/23 ..... 144 144
UG991211370UG, 28.48%, 11/10/23 ..... 46 46
UG991045101UG, 29.48%, 11/10/23 ..... 144 146
UG991024808UG, 29.49%, 11/10/23 ..... 46 47
UG991026295UG, 29.49%, 11/10/23 ..... 76 (4)

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991037375UG, 29.49%, 11/10/23 ..... $ 1 $ –
UG991056252UG, 29.49%, 11/10/23 ..... 232 233
UG991187212UG, 29.49%, 11/10/23 ..... 163 58
UG991213301UG, 29.49%, 11/10/23 ..... 30 31
UG991031385UG, Zero Cpn, 11/11/23 ... 193 14
UG991143460UG, Zero Cpn, 11/11/23 ... 75 5
UG991169118UG, Zero Cpn, 11/11/23 .... 997 69
UG991202378UG, 16.49%, 11/11/23 ..... 62 62
UG991038833UG, 18.47%, 11/11/23 ..... 229 229
UG991106109UG, 18.47%, 11/11/23 ..... 83 84
UG991212211UG, 19.3%, 11/11/23 ...... 25 25
UG991030997UG, 19.47%, 11/11/23 ..... – –
UG991062058UG, 19.96%, 11/11/23 ..... 54 54
UG991033770UG, 19.99%, 11/11/23 ..... 67 69
UG991033897UG, 20.47%, 11/11/23 ..... 669 664
UG991062734UG, 20.96%, 11/11/23 ..... 84 83
UG991080192UG, 20.96%, 11/11/23 ..... 139 140
UG991031717UG, 21.47%, 11/11/23 ..... 29 28
UG991034529UG, 21.48%, 11/11/23 ..... 82 82
UG991035672UG, 21.48%, 11/11/23 ..... 184 154
UG991037263UG, 21.48%, 11/11/23 ..... 364 361
UG991081352UG, 21.48%, 11/11/23 ..... 60 60
UG991090030UG, 22.47%, 11/11/23 ..... 118 118
UG991175335UG, 22.47%, 11/11/23 ..... 16 16
UG991215040UG, 22.47%, 11/11/23 ..... 51 51
UG991079094UG, 25.44%, 11/11/23 ..... 27 26
UG991131589UG, 25.45%, 11/11/23 ..... 68 68
UG991033125UG, 28.48%, 11/11/23 ..... 29 29
UG991054094UG, 28.48%, 11/11/23 ..... 34 35
UG991056001UG, 28.48%, 11/11/23 ..... 74 75
UG991056988UG, 28.48%, 11/11/23 ..... 48 49
UG991069195UG, 28.48%, 11/11/23 ..... 316 317
UG991079986UG, 28.48%, 11/11/23 ..... 170 173
UG991087213UG, 28.48%, 11/11/23 ..... 71 72
UG991089405UG, 28.48%, 11/11/23 ..... 62 63
UG991100814UG, 28.48%, 11/11/23 ..... 198 202
UG991112913UG, 28.48%, 11/11/23 ..... 27 27
UG991184147UG, 28.48%, 11/11/23 ..... 91 92
UG991032192UG, 29.48%, 11/11/23 ..... 65 66
UG991042477UG, 29.48%, 11/11/23 ..... 125 128
UG991073502UG, 29.48%, 11/11/23 ..... 248 252
UG991074883UG, 29.48%, 11/11/23 ..... 535 544
UG991077130UG, 29.48%, 11/11/23 ..... 261 263
UG991096801UG, 29.48%, 11/11/23 ..... 225 228
UG991121194UG, 29.48%, 11/11/23 ..... 657 98
UG991132279UG, 29.48%, 11/11/23 ..... 138 140
UG991132339UG, 29.48%, 11/11/23 ..... 120 121
UG991141134UG, 29.48%, 11/11/23 ..... 281 287
UG991169941UG, 29.48%, 11/11/23 ..... 91 92
UG991188940UG, 29.48%, 11/11/23 ..... 57 57
UG991196471UG, 29.48%, 11/11/23 ..... 32 33
UG991024641UG, 29.49%, 11/11/23 ..... 35 35
UG991024686UG, 29.49%, 11/11/23 ..... 27 27
UG991024915UG, 29.49%, 11/11/23 ..... 58 59
UG991025879UG, 29.49%, 11/11/23 ..... 568 86
UG991026432UG, 29.49%, 11/11/23 ..... 104 106
UG991029761UG, 29.49%, 11/11/23 ..... 33 33
UG991031265UG, 29.49%, 11/11/23 ..... 38 39
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991032955UG, 29.49%, 11/11/23 ..... $ 54 $ 55
UG991033023UG, 29.49%, 11/11/23 ..... 61 61
UG991034815UG, 29.49%, 11/11/23 ..... 281 287
UG991036718UG, 29.49%, 11/11/23 ..... – –
UG991039757UG, 29.49%, 11/11/23 ..... 144 146
UG991039945UG, 29.49%, 11/11/23 ..... 116 37
UG991040317UG, 29.49%, 11/11/23 ..... 11 11
UG991041006UG, 29.49%, 11/11/23 ..... 8 8
UG991042359UG, 29.49%, 11/11/23 ..... 884 897
UG991043005UG, 29.49%, 11/11/23 ..... 128 130
UG991043262UG, 29.49%, 11/11/23 ..... 46 7
UG991043493UG, 29.49%, 11/11/23 ..... 317 323
UG991044490UG, 29.49%, 11/11/23 ..... 98 7
UG991046860UG, 29.49%, 11/11/23 ..... 231 234
UG991049412UG, 29.49%, 11/11/23 ..... 19 19
UG991049605UG, 29.49%, 11/11/23 ..... 32 33
UG991050801UG, 29.49%, 11/11/23 ..... 160 162
UG991053364UG, 29.49%, 11/11/23 ..... 41 42
UG991056670UG, 29.49%, 11/11/23 ..... 36 37
UG991057788UG, 29.49%, 11/11/23 ..... – –
UG991061678UG, 29.49%, 11/11/23 ..... 76 78
UG991066988UG, 29.49%, 11/11/23 ..... – –
UG991068657UG, 29.49%, 11/11/23 ..... 73 6
UG991070551UG, 29.49%, 11/11/23 ..... 543 550
UG991074139UG, 29.49%, 11/11/23 ..... 71 73
UG991078791UG, 29.49%, 11/11/23 ..... 170 173
UG991080602UG, 29.49%, 11/11/23 ..... 44 45
UG991086306UG, 29.49%, 11/11/23 ..... 52 52
UG991098895UG, 29.49%, 11/11/23 ..... 53 53
UG991099009UG, 29.49%, 11/11/23 ..... 692 (18)
UG991119020UG, 29.49%, 11/11/23 ..... 210 213
UG991126748UG, 29.49%, 11/11/23 ..... 45 46
UG991127514UG, 29.49%, 11/11/23 ..... 31 32
UG991146122UG, 29.49%, 11/11/23 ..... 68 69
UG991159442UG, 29.49%, 11/11/23 ..... 81 82
UG991167259UG, 29.49%, 11/11/23 ..... 100 100
UG991170803UG, 29.49%, 11/11/23 ..... 11 11
UG991176715UG, 29.49%, 11/11/23 ..... 212 214
UG991179512UG, 29.49%, 11/11/23 ..... 32 32
UG991072008UG, 29.99%, 11/11/23 ..... 81 6
UG991038090UG, Zero Cpn, 11/12/23 ... 394 27
UG991076003UG, Zero Cpn, 11/12/23 ... 191 13
UG991037200UG, 15.47%, 11/12/23 ..... 43 43
UG991192985UG, 15.47%, 11/12/23 ..... 141 139
UG991044320UG, 17.47%, 11/12/23 ..... 45 44
UG991064030UG, 17.49%, 11/12/23 ..... 47 47
UG991102699UG, 17.49%, 11/12/23 ..... 16 14
UG991083038UG, 18.47%, 11/12/23 ..... 46 46
UG991033709UG, 18.71%, 11/12/23 ..... 161 160
UG991067044UG, 18.71%, 11/12/23 ..... 47 47
UG991106285UG, 18.71%, 11/12/23 ..... 128 127
UG991166276UG, 18.71%, 11/12/23 ..... 1,527 1,517
UG991167442UG, 19.3%, 11/12/23 ...... 114 113
UG991194722UG, 19.3%, 11/12/23 ...... 37 37
UG991238989UG, 19.3%, 11/12/23 ...... 114 113
UG991032260UG, 19.96%, 11/12/23 ..... 35 34
UG991041583UG, 19.96%, 11/12/23 ..... 2,097 122
UG991044473UG, 19.96%, 11/12/23 ..... 259 255

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991057526UG, 19.96%, 11/12/23 ..... $ 2 $ 2
UG991032115UG, 20.47%, 11/12/23 ..... – –
UG991054625UG, 20.47%, 11/12/23 ..... 447 442
UG991068914UG, 20.47%, 11/12/23 ..... 42 42
UG991212215UG, 20.47%, 11/12/23 ..... 39 3
UG991225200UG, 20.47%, 11/12/23 ..... 62 62
UG991032833UG, 20.96%, 11/12/23 ..... 58 58
UG991037989UG, 20.96%, 11/12/23 ..... 2 2
UG991044922UG, 20.96%, 11/12/23 ..... 115 114
UG991057439UG, 20.96%, 11/12/23 ..... 38 38
UG991216384UG, 20.96%, 11/12/23 ..... 35 34
UG991034570UG, 21.48%, 11/12/23 ..... 304 302
UG991036635UG, 21.48%, 11/12/23 ..... 996 989
UG991036961UG, 21.48%, 11/12/23 ..... 469 465
UG991042940UG, 21.48%, 11/12/23 ..... 18 18
UG991208952UG, 21.48%, 11/12/23 ..... 34 34
UG991051469UG, 22.47%, 11/12/23 ..... 37 36
UG991180605UG, 23.45%, 11/12/23 ..... 148 147
UG991038867UG, 24.45%, 11/12/23 ..... 602 597
UG991195593UG, 25.45%, 11/12/23 ..... 111 109
UG991113657UG, 25.95%, 11/12/23 ..... 217 215
UG991038818UG, 26.44%, 11/12/23 ..... 391 388
UG991040642UG, 26.44%, 11/12/23 ..... 130 128
UG991046688UG, 18.71%, 11/13/23 ..... 126 125
UG991073274UG, 18.71%, 11/13/23 ..... 174 172
UG991205571UG, 18.96%, 11/13/23 ..... 96 95
UG991039066UG, 19.3%, 11/13/23 ...... 95 93
UG991055488UG, 19.3%, 11/13/23 ...... 186 14
UG991056261UG, 19.3%, 11/13/23 ...... 116 116
UG991090653UG, 19.3%, 11/13/23 ...... 54 54
UG991042571UG, 19.96%, 11/13/23 ..... 46 45
UG991043180UG, 19.96%, 11/13/23 ..... 339 337
UG991046521UG, 19.96%, 11/13/23 ..... 120 120
UG991101652UG, 19.96%, 11/13/23 ..... 58 57
UG991156351UG, 19.96%, 11/13/23 ..... 50 50
UG991113763UG, 20.47%, 11/13/23 ..... 110 110
UG991061724UG, 20.96%, 11/13/23 ..... 181 180
UG991085322UG, 20.96%, 11/13/23 ..... 150 150
UG991133714UG, 21.48%, 11/13/23 ..... 61 9
UG991245781UG, 21.48%, 11/13/23 ..... 174 172
UG991214313UG, 22.45%, 11/13/23 ..... 135 45
UG991058827UG, 22.47%, 11/13/23 ..... 50 49
UG991062587UG, 22.47%, 11/13/23 ..... 33 33
UG991050659UG, 23.45%, 11/13/23 ..... 40 40
UG991071055UG, 23.45%, 11/13/23 ..... 134 131
UG991139412UG, 23.45%, 11/13/23 ..... 78 78
UG991142265UG, 23.45%, 11/13/23 ..... 30 30
UG991176060UG, 25.45%, 11/13/23 ..... 55 55
UG991180753UG, 25.45%, 11/13/23 ..... 13 13
UG991232628UG, Zero Cpn, 11/14/23 ... 587 40
UG991107055UG, 18.71%, 11/14/23 ..... 888 280
UG991047599UG, 19.3%, 11/14/23 ...... 209 208
UG991058243UG, 19.3%, 11/14/23 ...... 70 69
UG991050735UG, 19.96%, 11/14/23 ..... 40 40
UG991055530UG, 19.96%, 11/14/23 ..... 1,168 86
UG991056505UG, 19.96%, 11/14/23 ..... 276 20
UG991063812UG, 19.96%, 11/14/23 ..... 65 64
UG991085726UG, 19.96%, 11/14/23 ..... 145 144
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991088392UG, 19.96%, 11/14/23 ..... $ 86 $ 85
UG991096994UG, 19.96%, 11/14/23 ..... 45 45
UG991150972UG, 19.96%, 11/14/23 ..... 47 4
UG991197816UG, 20.47%, 11/14/23 ..... 145 144
UG991057830UG, 20.96%, 11/14/23 ..... 196 194
UG991070682UG, 20.96%, 11/14/23 ..... 317 315
UG991211165UG, 20.96%, 11/14/23 ..... 23 23
UG991046306UG, 21.48%, 11/14/23 ..... 35 35
UG991059221UG, 21.48%, 11/14/23 ..... 62 62
UG991083025UG, 21.48%, 11/14/23 ..... 26 25
UG991109171UG, 21.48%, 11/14/23 ..... 279 277
UG991169194UG, 21.48%, 11/14/23 ..... 67 67
UG991135531UG, 22.45%, 11/14/23 ..... 288 284
UG991048200UG, 22.47%, 11/14/23 ..... 69 57
UG991102269UG, 22.47%, 11/14/23 ..... 171 169
UG991066592UG, 23.45%, 11/14/23 ..... 77 75
UG991068030UG, 23.45%, 11/14/23 ..... 11 11
UG991075640UG, 23.45%, 11/14/23 ..... 166 27
UG991079287UG, 23.45%, 11/14/23 ..... 61 61
UG991101560UG, 23.45%, 11/14/23 ..... 192 32
UG991204642UG, 25.45%, 11/14/23 ..... 20 20
UG991095911UG, 26.44%, 11/14/23 ..... 97 97
UG991058895UG, Zero Cpn, 11/15/23 ... – –
UG991059246UG, Zero Cpn, 11/15/23 ... 358 24
UG991097769UG, Zero Cpn, 11/15/23 ... 96 7
UG991123238UG, Zero Cpn, 11/15/23 ... 64 4
UG991058196UG, 18.47%, 11/15/23 ..... 129 128
UG991113942UG, 18.71%, 11/15/23 ..... 14 14
UG991187403UG, 18.71%, 11/15/23 ..... 36 35
UG991236065UG, 18.71%, 11/15/23 ..... 51 51
UG991072063UG, 19.3%, 11/15/23 ...... 51 51
UG991081725UG, 19.3%, 11/15/23 ...... 94 94
UG991082581UG, 19.3%, 11/15/23 ...... 371 (1)
UG991141838UG, 19.3%, 11/15/23 ...... 333 331
UG991065357UG, 19.96%, 11/15/23 ..... 68 68
UG991139766UG, 19.96%, 11/15/23 ..... 26 26
UG991056483UG, 20.47%, 11/15/23 ..... 34 34
UG991076551UG, 20.47%, 11/15/23 ..... 137 136
UG991124607UG, 20.47%, 11/15/23 ..... 266 218
UG991074564UG, 20.96%, 11/15/23 ..... 150 149
UG991058367UG, 21.47%, 11/15/23 ..... 55 54
UG991052117UG, 21.48%, 11/15/23 ..... 780 61
UG991072712UG, 21.48%, 11/15/23 ..... 26 26
UG991096653UG, 21.48%, 11/15/23 ..... 18 18
UG991144815UG, 21.48%, 11/15/23 ..... 45 45
UG991197316UG, 21.48%, 11/15/23 ..... 67 67
UG991057370UG, 22.47%, 11/15/23 ..... 194 193
UG991234176UG, 22.47%, 11/15/23 ..... 346 342
UG991235548UG, 22.47%, 11/15/23 ..... 9 9
UG991055836UG, 23.45%, 11/15/23 ..... 25 25
UG991078707UG, 23.45%, 11/15/23 ..... 59 58
UG991081650UG, 23.45%, 11/15/23 ..... 20 20
UG991084017UG, 23.45%, 11/15/23 ..... 40 39
UG991132951UG, 23.45%, 11/15/23 ..... 132 131
UG991057953UG, 25.45%, 11/15/23 ..... 198 196
UG991103133UG, 25.45%, 11/15/23 ..... 54 54
UG991130854UG, 25.45%, 11/15/23 ..... 60 59
UG991240186UG, 25.45%, 11/15/23 ..... 12 12

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991070986UG, 26.44%, 11/15/23 ..... $ – $ –
UG991069391UG, Zero Cpn, 11/16/23 ... 44 3
UG991264229UG, 19.96%, 11/16/23 ..... 197 196
UG991092109UG, 19.99%, 11/16/23 ..... 20 20
UG991099523UG, 23.45%, 11/16/23 ..... 182 181
UG991258705UG, 23.45%, 11/16/23 ..... 17 17
UG991068488UG, 26.44%, 11/16/23 ..... 32 31
UG991111612UG, 27.99%, 11/16/23 ..... 39 39
UG991240822UG, 28.48%, 11/16/23 ..... 48 48
UG991262392UG, 28.48%, 11/16/23 ..... – –
UG991085849UG, 29.48%, 11/16/23 ..... 126 127
UG991060063UG, 29.49%, 11/16/23 ..... 39 39
UG991100362UG, 29.49%, 11/16/23 ..... 71 71
UG991185464UG, 29.49%, 11/16/23 ..... 422 60
UG991205767UG, 29.49%, 11/16/23 ..... 48 48
UG991064480UG, Zero Cpn, 11/17/23 ... 1,157 79
UG991067548UG, 19.3%, 11/17/23 ...... 38 37
UG991065584UG, 19.47%, 11/17/23 ..... 160 160
UG991077777UG, 19.96%, 11/17/23 ..... 25 25
UG991140965UG, 20.47%, 11/17/23 ..... 36 36
UG991168609UG, 20.47%, 11/17/23 ..... 184 183
UG991209560UG, 21.48%, 11/17/23 ..... 47 47
UG991081293UG, 22.45%, 11/17/23 ..... 91 91
UG991113027UG, 22.47%, 11/17/23 ..... 189 188
UG991204617UG, 23.45%, 11/17/23 ..... 253 251
UG991224707UG, 23.45%, 11/17/23 ..... 201 200
UG991240022UG, 24.45%, 11/17/23 ..... 232 14
UG991099774UG, 25.45%, 11/17/23 ..... 33 33
UG991269381UG, 26.44%, 11/17/23 ..... 1,069 (32)
UG991064383UG, 28.48%, 11/17/23 ..... – –
UG991071964UG, 28.48%, 11/17/23 ..... 40 40
UG991075400UG, 28.48%, 11/17/23 ..... 59 60
UG991111183UG, 28.48%, 11/17/23 ..... 35 35
UG991129990UG, 28.48%, 11/17/23 ..... 62 62
UG991260132UG, 28.48%, 11/17/23 ..... 144 144
UG991065018UG, 29.48%, 11/17/23 ..... 58 58
UG991076428UG, 29.48%, 11/17/23 ..... 81 13
UG991230240UG, 29.48%, 11/17/23 ..... 37 37
UG991267853UG, 29.48%, 11/17/23 ..... – –
UG991067845UG, 29.49%, 11/17/23 ..... 26 26
UG991068636UG, 29.49%, 11/17/23 ..... 163 163
UG991077432UG, 29.49%, 11/17/23 ..... 22 22
UG991089483UG, 29.49%, 11/17/23 ..... 184 181
UG991150434UG, 29.49%, 11/17/23 ..... 42 42
UG991151747UG, 29.49%, 11/17/23 ..... 44 7
UG991255106UG, 29.49%, 11/17/23 ..... 31 31
UG991269502UG, 29.49%, 11/17/23 ..... 176 176
UG991075196UG, Zero Cpn, 11/18/23 ... 206 14
UG991143152UG, Zero Cpn, 11/18/23 ... 339 23
UG991220441UG, Zero Cpn, 11/18/23 ... 266 18
UG991276503UG, Zero Cpn, 11/18/23 ... 65 5
UG991118229UG, 18.71%, 11/18/23 ..... 57 56
UG991262395UG, 18.71%, 11/18/23 ..... 108 107
UG991076172UG, 19.3%, 11/18/23 ...... 51 51
UG991091205UG, 19.3%, 11/18/23 ...... 2 –
UG991081999UG, 19.96%, 11/18/23 ..... 99 98
UG991085336UG, 19.96%, 11/18/23 ..... 182 181
UG991085802UG, 19.96%, 11/18/23 ..... 371 370
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991090911UG, 19.96%, 11/18/23 ..... $ 56 $ 56
UG991096448UG, 19.96%, 11/18/23 ..... 327 324
UG991271010UG, 19.99%, 11/18/23 ..... 127 128
UG991093143UG, 20.47%, 11/18/23 ..... 136 135
UG991132272UG, 20.47%, 11/18/23 ..... 85 85
UG991087895UG, 20.96%, 11/18/23 ..... 216 (1)
UG991129310UG, 20.96%, 11/18/23 ..... 34 34
UG991096770UG, 21.48%, 11/18/23 ..... 75 74
UG991167183UG, 21.48%, 11/18/23 ..... 359 (3)
UG991269600UG, 21.48%, 11/18/23 ..... 28 28
UG991087743UG, 22.45%, 11/18/23 ..... 282 281
UG991106955UG, 22.47%, 11/18/23 ..... 208 207
UG991123415UG, 23.45%, 11/18/23 ..... 45 45
UG991087138UG, 25.45%, 11/18/23 ..... 81 80
UG991105579UG, 27.99%, 11/18/23 ..... 52 52
UG991101152UG, 28.48%, 11/18/23 ..... 82 83
UG991112752UG, 28.48%, 11/18/23 ..... 71 71
UG991130012UG, 28.48%, 11/18/23 ..... 63 64
UG991154554UG, 28.48%, 11/18/23 ..... 63 63
UG991179069UG, 28.48%, 11/18/23 ..... 181 145
UG991192524UG, 29.48%, 11/18/23 ..... 84 85
UG991205108UG, 29.48%, 11/18/23 ..... 91 91
UG991086090UG, 29.49%, 11/18/23 ..... 70 71
UG991089044UG, 29.49%, 11/18/23 ..... 27 27
UG991096973UG, 29.49%, 11/18/23 ..... 50 50
UG991102474UG, 29.49%, 11/18/23 ..... 2,500 2,491
UG991103603UG, 29.49%, 11/18/23 ..... 149 150
UG991109166UG, 29.49%, 11/18/23 ..... 209 210
UG991110887UG, 29.49%, 11/18/23 ..... 526 530
UG991116348UG, 29.49%, 11/18/23 ..... 116 18
UG991151526UG, 29.49%, 11/18/23 ..... 107 (4)
UG991208660UG, 29.49%, 11/18/23 ..... 118 118
UG991244087UG, 29.49%, 11/18/23 ..... 68 69
UG991267143UG, 29.49%, 11/18/23 ..... 1,005 1,010
UG991268887UG, 29.49%, 11/18/23 ..... 77 78
UG991269243UG, 29.49%, 11/18/23 ..... 42 42
UG991273696UG, 29.49%, 11/18/23 ..... 32 32
UG991277429UG, 29.49%, 11/18/23 ..... 40 40
UG991079011UG, Zero Cpn, 11/19/23 ... 76 5
UG991081475UG, Zero Cpn, 11/19/23 ... – –
UG991112305UG, Zero Cpn, 11/19/23 ... 89 6
UG991113074UG, Zero Cpn, 11/19/23 ... 273 19
UG991154103UG, Zero Cpn, 11/19/23 ... 13 1
UG991208345UG, Zero Cpn, 11/19/23 ... 42 3
UG991133644UG, 18.47%, 11/19/23 ..... 295 294
UG991136963UG, 18.47%, 11/19/23 ..... 113 113
UG991081404UG, 18.71%, 11/19/23 ..... 197 196
UG991104977UG, 18.71%, 11/19/23 ..... 41 40
UG991087297UG, 19.3%, 11/19/23 ...... 503 501
UG991112759UG, 19.3%, 11/19/23 ...... 130 129
UG991094352UG, 19.96%, 11/19/23 ..... 123 –
UG991137081UG, 19.99%, 11/19/23 ..... 64 64
UG991218561UG, 20.47%, 11/19/23 ..... 40 40
UG991086525UG, 20.96%, 11/19/23 ..... 36 36
UG991105587UG, 20.96%, 11/19/23 ..... 49 49
UG991277289UG, 20.96%, 11/19/23 ..... 1,335 1,324
UG991100356UG, 21.47%, 11/19/23 ..... 189 187
UG991099366UG, 21.48%, 11/19/23 ..... 43 43

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991147323UG, 21.48%, 11/19/23 ..... $ 19 $ 19
UG991219801UG, 21.48%, 11/19/23 ..... 40 39
UG991099400UG, 22.47%, 11/19/23 ..... 145 144
UG991102793UG, 22.47%, 11/19/23 ..... 73 73
UG991110963UG, 22.47%, 11/19/23 ..... 162 161
UG991113770UG, 22.47%, 11/19/23 ..... 142 141
UG991252484UG, 22.47%, 11/19/23 ..... 67 66
UG991079765UG, 28.48%, 11/19/23 ..... 33 33
UG991081496UG, 28.48%, 11/19/23 ..... 201 203
UG991083782UG, 28.48%, 11/19/23 ..... 43 43
UG991086939UG, 28.48%, 11/19/23 ..... 107 108
UG991098785UG, 28.48%, 11/19/23 ..... 102 102
UG991103315UG, 28.48%, 11/19/23 ..... 48 48
UG991103375UG, 28.48%, 11/19/23 ..... 45 46
UG991104461UG, 28.48%, 11/19/23 ..... 148 149
UG991107749UG, 28.48%, 11/19/23 ..... 61 61
UG991135238UG, 28.48%, 11/19/23 ..... 535 539
UG991161650UG, 28.48%, 11/19/23 ..... 166 167
UG991200969UG, 28.48%, 11/19/23 ..... 132 133
UG991223308UG, 28.48%, 11/19/23 ..... 101 102
UG991249737UG, 28.48%, 11/19/23 ..... 14 14
UG991266849UG, 28.48%, 11/19/23 ..... 175 176
UG991089034UG, 29.48%, 11/19/23 ..... 33 34
UG991098237UG, 29.48%, 11/19/23 ..... 183 185
UG991126072UG, 29.48%, 11/19/23 ..... 187 188
UG991129061UG, 29.48%, 11/19/23 ..... 436 438
UG991133197UG, 29.48%, 11/19/23 ..... 32 32
UG991170083UG, 29.48%, 11/19/23 ..... 1,694 1,701
UG991199919UG, 29.48%, 11/19/23 ..... 222 224
UG991078478UG, 29.49%, 11/19/23 ..... 35 35
UG991079375UG, 29.49%, 11/19/23 ..... 351 27
UG991080354UG, 29.49%, 11/19/23 ..... 33 33
UG991081845UG, 29.49%, 11/19/23 ..... 111 112
UG991081885UG, 29.49%, 11/19/23 ..... 44 44
UG991082217UG, 29.49%, 11/19/23 ..... 72 11
UG991087665UG, 29.49%, 11/19/23 ..... 38 38
UG991089942UG, 29.49%, 11/19/23 ..... 55 55
UG991092913UG, 29.49%, 11/19/23 ..... 60 61
UG991099109UG, 29.49%, 11/19/23 ..... 40 40
UG991099919UG, 29.49%, 11/19/23 ..... 86 7
UG991103266UG, 29.49%, 11/19/23 ..... 51 3
UG991105932UG, 29.49%, 11/19/23 ..... 4 4
UG991106030UG, 29.49%, 11/19/23 ..... 60 60
UG991108107UG, 29.49%, 11/19/23 ..... 38 39
UG991108792UG, 29.49%, 11/19/23 ..... 47 47
UG991109156UG, 29.49%, 11/19/23 ..... – –
UG991111730UG, 29.49%, 11/19/23 ..... 16 16
UG991113771UG, 29.49%, 11/19/23 ..... 67 68
UG991115413UG, 29.49%, 11/19/23 ..... 41 40
UG991116343UG, 29.49%, 11/19/23 ..... 106 107
UG991116514UG, 29.49%, 11/19/23 ..... 41 42
UG991118360UG, 29.49%, 11/19/23 ..... – –
UG991121503UG, 29.49%, 11/19/23 ..... 3 3
UG991122460UG, 29.49%, 11/19/23 ..... 338 340
UG991125621UG, 29.49%, 11/19/23 ..... 38 38
UG991130453UG, 29.49%, 11/19/23 ..... 81 82
UG991130997UG, 29.49%, 11/19/23 ..... 36 36
UG991133629UG, 29.49%, 11/19/23 ..... 55 55
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991142836UG, 29.49%, 11/19/23 ..... $ 33 $ 33
UG991145061UG, 29.49%, 11/19/23 ..... 17 17
UG991149117UG, 29.49%, 11/19/23 ..... 250 252
UG991149147UG, 29.49%, 11/19/23 ..... 888 75
UG991154172UG, 29.49%, 11/19/23 ..... 31 32
UG991156373UG, 29.49%, 11/19/23 ..... 52 4
UG991161298UG, 29.49%, 11/19/23 ..... 45 4
UG991178189UG, 29.49%, 11/19/23 ..... 9 8
UG991179290UG, 29.49%, 11/19/23 ..... 131 18
UG991187139UG, 29.49%, 11/19/23 ..... 65 65
UG991191231UG, 29.49%, 11/19/23 ..... 46 46
UG991194815UG, 29.49%, 11/19/23 ..... 25 25
UG991195453UG, 29.49%, 11/19/23 ..... 34 34
UG991209803UG, 29.49%, 11/19/23 ..... 79 6
UG991214900UG, 29.49%, 11/19/23 ..... 65 65
UG991217550UG, 29.49%, 11/19/23 ..... 354 359
UG991221843UG, 29.49%, 11/19/23 ..... 7 –
UG991232161UG, 29.49%, 11/19/23 ..... 35 35
UG991239048UG, 29.49%, 11/19/23 ..... 247 248
UG991245485UG, 29.49%, 11/19/23 ..... 101 101
UG991255003UG, 29.49%, 11/19/23 ..... 68 69
UG991266447UG, 29.49%, 11/19/23 ..... 248 250
UG991268756UG, 29.49%, 11/19/23 ..... 30 30
UG991273851UG, 29.49%, 11/19/23 ..... 18 18
UG991276787UG, 29.49%, 11/19/23 ..... 88 88
UG991284044UG, 29.49%, 11/19/23 ..... 83 83
UG991285666UG, 29.49%, 11/19/23 ..... 20 20
UG991111774UG, Zero Cpn, 11/20/23 .... 54 4
UG991130622UG, Zero Cpn, 11/20/23 ... 162 11
UG991141025UG, Zero Cpn, 11/20/23 ... 135 9
UG991250047UG, Zero Cpn, 11/20/23 ... 97 7
UG991088718UG, 18.47%, 11/20/23 ..... 103 103
UG991203940UG, 18.71%, 11/20/23 ..... 113 8
UG991223759UG, 19.3%, 11/20/23 ...... 44 44
UG991160337UG, 19.99%, 11/20/23 ..... 95 95
UG991173118UG, 19.99%, 11/20/23 ..... 25 25
UG991140327UG, 20.47%, 11/20/23 ..... 49 48
UG991245732UG, 20.47%, 11/20/23 ..... 44 44
UG991129247UG, 20.96%, 11/20/23 ..... 28 27
UG991110573UG, 21.48%, 11/20/23 ..... 87 86
UG991128464UG, 21.48%, 11/20/23 ..... 108 108
UG991253213UG, 21.48%, 11/20/23 ..... 66 66
UG991088077UG, 22.47%, 11/20/23 ..... 249 248
UG991144324UG, 22.47%, 11/20/23 ..... 39 38
UG991205662UG, 25.45%, 11/20/23 ..... 21 21
UG991101785UG, 28.48%, 11/20/23 ..... 33 34
UG991120295UG, 28.48%, 11/20/23 ..... 35 36
UG991133949UG, 28.48%, 11/20/23 ..... 53 53
UG991136789UG, 28.48%, 11/20/23 ..... 41 41
UG991139388UG, 28.48%, 11/20/23 ..... 83 84
UG991147217UG, 28.48%, 11/20/23 ..... 37 37
UG991151706UG, 28.48%, 11/20/23 ..... 46 46
UG991168480UG, 28.48%, 11/20/23 ..... 37 37
UG991172523UG, 28.48%, 11/20/23 ..... 16 16
UG991180290UG, 28.48%, 11/20/23 ..... 169 170
UG991183278UG, 28.48%, 11/20/23 ..... 53 53
UG991188196UG, 28.48%, 11/20/23 ..... 158 158
UG991200208UG, 28.48%, 11/20/23 ..... 38 38

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991208366UG, 28.48%, 11/20/23 ..... $ 65 $ 66
UG991209934UG, 28.48%, 11/20/23 ..... 454 457
UG991291675UG, 28.48%, 11/20/23 ..... – –
UG991099375UG, 29.48%, 11/20/23 ..... 33 33
UG991110336UG, 29.48%, 11/20/23 ..... 77 77
UG991114131UG, 29.48%, 11/20/23 ..... 48 48
UG991144898UG, 29.48%, 11/20/23 ..... 92 92
UG991167792UG, 29.48%, 11/20/23 ..... 32 32
UG991189309UG, 29.48%, 11/20/23 ..... 96 97
UG991236954UG, 29.48%, 11/20/23 ..... 20 20
UG991100439UG, 29.49%, 11/20/23 ..... 8 8
UG991103977UG, 29.49%, 11/20/23 ..... 371 374
UG991104098UG, 29.49%, 11/20/23 ..... 44 45
UG991104737UG, 29.49%, 11/20/23 ..... 219 221
UG991106393UG, 29.49%, 11/20/23 ..... 109 16
UG991109649UG, 29.49%, 11/20/23 ..... 57 58
UG991114689UG, 29.49%, 11/20/23 ..... 83 84
UG991115508UG, 29.49%, 11/20/23 ..... 46 47
UG991117155UG, 29.49%, 11/20/23 ..... 49 49
UG991117438UG, 29.49%, 11/20/23 ..... 47 48
UG991121552UG, 29.49%, 11/20/23 ..... 53 54
UG991122701UG, 29.49%, 11/20/23 ..... 46 47
UG991123928UG, 29.49%, 11/20/23 ..... 102 16
UG991130319UG, 29.49%, 11/20/23 ..... 218 220
UG991134006UG, 29.49%, 11/20/23 ..... 180 32
UG991139325UG, 29.49%, 11/20/23 ..... 44 45
UG991140513UG, 29.49%, 11/20/23 ..... 8 8
UG991145726UG, 29.49%, 11/20/23 ..... 45 45
UG991149619UG, 29.49%, 11/20/23 ..... 89 90
UG991151110UG, 29.49%, 11/20/23 ..... 34 34
UG991151536UG, 29.49%, 11/20/23 ..... 61 62
UG991152032UG, 29.49%, 11/20/23 ..... 10 10
UG991155248UG, 29.49%, 11/20/23 ..... 52 45
UG991156986UG, 29.49%, 11/20/23 ..... 32 32
UG991163351UG, 29.49%, 11/20/23 ..... 173 13
UG991164069UG, 29.49%, 11/20/23 ..... 9 9
UG991164951UG, 29.49%, 11/20/23 ..... 79 79
UG991165843UG, 29.49%, 11/20/23 ..... 50 42
UG991171687UG, 29.49%, 11/20/23 ..... 19 19
UG991174051UG, 29.49%, 11/20/23 ..... 1,539 240
UG991180132UG, 29.49%, 11/20/23 ..... 4 4
UG991185357UG, 29.49%, 11/20/23 ..... 90 91
UG991197732UG, 29.49%, 11/20/23 ..... 168 11
UG991217754UG, 29.49%, 11/20/23 ..... 82 83
UG991230774UG, 29.49%, 11/20/23 ..... 60 60
UG991239892UG, 29.49%, 11/20/23 ..... 71 71
UG991247130UG, 29.49%, 11/20/23 ..... 79 12
UG991247425UG, 29.49%, 11/20/23 ..... 42 42
UG991259458UG, 29.49%, 11/20/23 ..... 11 11
UG991262795UG, 29.49%, 11/20/23 ..... 40 40
UG991264888UG, 29.49%, 11/20/23 ..... 136 137
UG991274797UG, 29.49%, 11/20/23 ..... 8 8
UG991286245UG, 29.49%, 11/20/23 ..... 35 35
UG991293258UG, 29.49%, 11/20/23 ..... 35 35
UG991100150UG, Zero Cpn, 11/21/23 ... 18 1
UG991146542UG, Zero Cpn, 11/21/23 ... 268 18
UG991168286UG, Zero Cpn, 11/21/23 ... 85 6
UG991201097UG, Zero Cpn, 11/21/23 ... 200 14
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991257293UG, Zero Cpn, 11/21/23 ... $ 116 $ 8
UG991263857UG, Zero Cpn, 11/21/23 ... 39 3
UG991295848UG, Zero Cpn, 11/21/23 ... 18 1
UG991119059UG, 18.47%, 11/21/23 ..... 83 82
UG991182650UG, 19.3%, 11/21/23 ...... 33 33
UG991267653UG, 19.3%, 11/21/23 ...... 264 262
UG991286223UG, 19.96%, 11/21/23 ..... 248 247
UG991100085UG, 19.99%, 11/21/23 ..... 38 39
UG991133519UG, 19.99%, 11/21/23 ..... 19 19
UG991171236UG, 21.48%, 11/21/23 ..... 8 8
UG991119021UG, 23.45%, 11/21/23 ..... 514 511
UG991110444UG, 25.44%, 11/21/23 ..... – –
UG991126469UG, 26.44%, 11/21/23 ..... 126 126
UG991111878UG, 28.48%, 11/21/23 ..... 250 248
UG991114125UG, 28.48%, 11/21/23 ..... 67 5
UG991123866UG, 28.48%, 11/21/23 ..... 657 660
UG991136286UG, 28.48%, 11/21/23 ..... 247 250
UG991143210UG, 28.48%, 11/21/23 ..... 56 56
UG991178026UG, 28.48%, 11/21/23 ..... 59 5
UG991179665UG, 28.48%, 11/21/23 ..... 54 55
UG991192321UG, 28.48%, 11/21/23 ..... 38 38
UG991206138UG, 28.48%, 11/21/23 ..... 140 21
UG991214205UG, 28.48%, 11/21/23 ..... 10 10
UG991216840UG, 28.48%, 11/21/23 ..... 881 886
UG991244839UG, 28.48%, 11/21/23 ..... 68 68
UG991250805UG, 28.48%, 11/21/23 ..... – –
UG991101326UG, 29.48%, 11/21/23 ..... 252 254
UG991137525UG, 29.48%, 11/21/23 ..... 32 33
UG991138019UG, 29.48%, 11/21/23 ..... 172 14
UG991138181UG, 29.48%, 11/21/23 ..... 99 98
UG991144416UG, 29.48%, 11/21/23 ..... 81 3
UG991221688UG, 29.48%, 11/21/23 ..... 154 155
UG991233225UG, 29.48%, 11/21/23 ..... 39 39
UG991099712UG, 29.49%, 11/21/23 ..... 209 17
UG991100952UG, 29.49%, 11/21/23 ..... 12 12
UG991108274UG, 29.49%, 11/21/23 ..... 213 215
UG991112493UG, 29.49%, 11/21/23 ..... 114 114
UG991115516UG, 29.49%, 11/21/23 ..... 66 67
UG991117400UG, 29.49%, 11/21/23 ..... 16 16
UG991118095UG, 29.49%, 11/21/23 ..... 144 146
UG991120556UG, 29.49%, 11/21/23 ..... 257 259
UG991123249UG, 29.49%, 11/21/23 ..... 104 105
UG991128135UG, 29.49%, 11/21/23 ..... 717 724
UG991128360UG, 29.49%, 11/21/23 ..... 22 23
UG991136907UG, 29.49%, 11/21/23 ..... 78 78
UG991141067UG, 29.49%, 11/21/23 ..... 249 252
UG991142973UG, 29.49%, 11/21/23 ..... 49 3
UG991143329UG, 29.49%, 11/21/23 ..... 48 18
UG991147427UG, 29.49%, 11/21/23 ..... 70 70
UG991148395UG, 29.49%, 11/21/23 ..... 49 4
UG991148944UG, 29.49%, 11/21/23 ..... 105 106
UG991150239UG, 29.49%, 11/21/23 ..... 26 26
UG991150414UG, 29.49%, 11/21/23 ..... 14 14
UG991159041UG, 29.49%, 11/21/23 ..... 128 128
UG991164538UG, 29.49%, 11/21/23 ..... 54 54
UG991164665UG, 29.49%, 11/21/23 ..... 33 33
UG991172015UG, 29.49%, 11/21/23 ..... 45 46
UG991177356UG, 29.49%, 11/21/23 ..... 119 120

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991178204UG, 29.49%, 11/21/23 ..... $ 299 $ 302
UG991179715UG, 29.49%, 11/21/23 ..... 80 81
UG991181774UG, 29.49%, 11/21/23 ..... 88 89
UG991185083UG, 29.49%, 11/21/23 ..... 6 6
UG991186328UG, 29.49%, 11/21/23 ..... 19 19
UG991190043UG, 29.49%, 11/21/23 ..... 141 141
UG991190202UG, 29.49%, 11/21/23 ..... 37 37
UG991208015UG, 29.49%, 11/21/23 ..... 60 60
UG991210218UG, 29.49%, 11/21/23 ..... 33 33
UG991210916UG, 29.49%, 11/21/23 ..... 48 48
UG991214741UG, 29.49%, 11/21/23 ..... 58 59
UG991218135UG, 29.49%, 11/21/23 ..... 53 54
UG991280311UG, 29.49%, 11/21/23 ..... 112 112
UG991289243UG, 29.49%, 11/21/23 ..... 8 8
UG991292780UG, 29.49%, 11/21/23 ..... 16 16
UG991295513UG, 29.49%, 11/21/23 ..... 8 8
UG991101825UG, Zero Cpn, 11/22/23 ... 106 7
UG991104332UG, Zero Cpn, 11/22/23 ... 462 32
UG991106616UG, Zero Cpn, 11/22/23 ... 298 20
UG991155306UG, Zero Cpn, 11/22/23 ... 42 3
UG991190151UG, Zero Cpn, 11/22/23 ... 41 3
UG991245336UG, Zero Cpn, 11/22/23 ... 145 10
UG991273757UG, Zero Cpn, 11/22/23 ... 38 3
UG991277853UG, Zero Cpn, 11/22/23 ... 119 8
UG991128782UG, 19.3%, 11/22/23 ...... 24 24
UG991131888UG, 19.3%, 11/22/23 ...... 235 235
UG991188961UG, 19.3%, 11/22/23 ...... 3 2
UG991210107UG, 19.96%, 11/22/23 ..... 950 947
UG991194598UG, 20.47%, 11/22/23 ..... 62 5
UG991219767UG, 20.47%, 11/22/23 ..... 12 12
UG991102218UG, 21.48%, 11/22/23 ..... 68 67
UG991130918UG, 21.48%, 11/22/23 ..... 65 65
UG991216544UG, 21.48%, 11/22/23 ..... 139 138
UG991226181UG, 21.48%, 11/22/23 ..... 49 48
UG991130316UG, 23.45%, 11/22/23 ..... 65 65
UG991099635UG, 27.99%, 11/22/23 ..... 32 33
UG991147302UG, 27.99%, 11/22/23 ..... 10 10
UG991100713UG, 28.48%, 11/22/23 ..... 41 42
UG991105789UG, 28.48%, 11/22/23 ..... 190 17
UG991107100UG, 28.48%, 11/22/23 ..... – –
UG991108827UG, 28.48%, 11/22/23 ..... 20 20
UG991114808UG, 28.48%, 11/22/23 ..... 43 43
UG991135863UG, 28.48%, 11/22/23 ..... 16 16
UG991153431UG, 28.48%, 11/22/23 ..... 201 203
UG991177780UG, 28.48%, 11/22/23 ..... 18 18
UG991178073UG, 28.48%, 11/22/23 ..... 12 12
UG991204529UG, 28.48%, 11/22/23 ..... 36 36
UG991207461UG, 28.48%, 11/22/23 ..... – –
UG991101762UG, 29.48%, 11/22/23 ..... 68 68
UG991105231UG, 29.48%, 11/22/23 ..... 115 116
UG991105725UG, 29.48%, 11/22/23 ..... 35 35
UG991113377UG, 29.48%, 11/22/23 ..... 155 155
UG991114774UG, 29.48%, 11/22/23 ..... 186 186
UG991159235UG, 29.48%, 11/22/23 ..... 764 765
UG991193777UG, 29.48%, 11/22/23 ..... 17 17
UG991259545UG, 29.48%, 11/22/23 ..... 98 7
UG991098845UG, 29.49%, 11/22/23 ..... 179 180
UG991100233UG, 29.49%, 11/22/23 ..... 24 24
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991102687UG, 29.49%, 11/22/23 ..... $ 2 $ 2
UG991103085UG, 29.49%, 11/22/23 ..... 84 85
UG991104436UG, 29.49%, 11/22/23 ..... 58 58
UG991104734UG, 29.49%, 11/22/23 ..... 301 303
UG991105964UG, 29.49%, 11/22/23 ..... 75 76
UG991106568UG, 29.49%, 11/22/23 ..... 226 184
UG991106759UG, 29.49%, 11/22/23 ..... 19 19
UG991107039UG, 29.49%, 11/22/23 ..... 49 49
UG991108861UG, 29.49%, 11/22/23 ..... 91 8
UG991110535UG, 29.49%, 11/22/23 ..... 196 198
UG991115233UG, 29.49%, 11/22/23 ..... 242 243
UG991123719UG, 29.49%, 11/22/23 ..... 35 35
UG991124840UG, 29.49%, 11/22/23 ..... 48 49
UG991127190UG, 29.49%, 11/22/23 ..... 48 48
UG991130907UG, 29.49%, 11/22/23 ..... 10 10
UG991131752UG, 29.49%, 11/22/23 ..... 125 9
UG991134301UG, 29.49%, 11/22/23 ..... 27 27
UG991136157UG, 29.49%, 11/22/23 ..... 55 8
UG991136773UG, 29.49%, 11/22/23 ..... 91 92
UG991138760UG, 29.49%, 11/22/23 ..... 194 195
UG991140300UG, 29.49%, 11/22/23 ..... 124 125
UG991140775UG, 29.49%, 11/22/23 ..... 46 46
UG991145029UG, 29.49%, 11/22/23 ..... 36 37
UG991146596UG, 29.49%, 11/22/23 ..... 33 33
UG991149872UG, 29.49%, 11/22/23 ..... 329 333
UG991150162UG, 29.49%, 11/22/23 ..... 35 35
UG991155530UG, 29.49%, 11/22/23 ..... 30 30
UG991162200UG, 29.49%, 11/22/23 ..... 129 130
UG991172183UG, 29.49%, 11/22/23 ..... 77 77
UG991174255UG, 29.49%, 11/22/23 ..... 39 40
UG991178176UG, 29.49%, 11/22/23 ..... 13 13
UG991179177UG, 29.49%, 11/22/23 ..... 46 47
UG991188329UG, 29.49%, 11/22/23 ..... – –
UG991190714UG, 29.49%, 11/22/23 ..... 38 38
UG991193399UG, 29.49%, 11/22/23 ..... 107 107
UG991206844UG, 29.49%, 11/22/23 ..... 30 5
UG991218188UG, 29.49%, 11/22/23 ..... 30 30
UG991225043UG, 29.49%, 11/22/23 ..... 248 251
UG991234579UG, 29.49%, 11/22/23 ..... 129 129
UG991235816UG, 29.49%, 11/22/23 ..... 58 3
UG991247778UG, 29.49%, 11/22/23 ..... 43 43
UG991254689UG, 29.49%, 11/22/23 ..... 489 491
UG991260753UG, 29.49%, 11/22/23 ..... 5 5
UG991289422UG, 29.49%, 11/22/23 ..... 3 3
UG991305655UG, 29.49%, 11/22/23 ..... 79 80
UG991307782UG, 29.49%, 11/22/23 ..... 17 17
UG991102589UG, 29.98%, 11/22/23 ..... 36 36
UG991107562UG, Zero Cpn, 11/23/23 ... 197 13
UG991109056UG, Zero Cpn, 11/23/23 ... – –
UG991113918UG, Zero Cpn, 11/23/23 ... 144 10
UG991121901UG, Zero Cpn, 11/23/23 ... 155 11
UG991162502UG, Zero Cpn, 11/23/23 ... 118 8
UG991166244UG, Zero Cpn, 11/23/23 ... 10 1
UG991172431UG, Zero Cpn, 11/23/23 ... 71 5
UG991194741UG, Zero Cpn, 11/23/23 ... 293 20
UG991209026UG, Zero Cpn, 11/23/23 ... 178 12
UG991276620UG, Zero Cpn, 11/23/23 ... – –
UG991105294UG, 19.3%, 11/23/23 ...... 556 39

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991291121UG, 19.96%, 11/23/23 ..... $ 44 $ 44
UG991298830UG, 19.96%, 11/23/23 ..... 350 349
UG991150634UG, 19.99%, 11/23/23 ..... 19 19
UG991188131UG, 19.99%, 11/23/23 ..... 171 8
UG991194396UG, 19.99%, 11/23/23 ..... 72 73
UG991232886UG, 20.47%, 11/23/23 ..... 9 9
UG991115402UG, 20.96%, 11/23/23 ..... 47 47
UG991287696UG, 20.96%, 11/23/23 ..... 81 80
UG991224752UG, 21.48%, 11/23/23 ..... 67 67
UG991161491UG, 22.47%, 11/23/23 ..... 109 1
UG991308890UG, 27.99%, 11/23/23 ..... 21 21
UG991113930UG, 28.48%, 11/23/23 ..... 49 49
UG991122874UG, 28.48%, 11/23/23 ..... 132 133
UG991139072UG, 28.48%, 11/23/23 ..... 146 148
UG991148130UG, 28.48%, 11/23/23 ..... 35 35
UG991149182UG, 28.48%, 11/23/23 ..... 109 109
UG991279906UG, 28.48%, 11/23/23 ..... 66 67
UG991280037UG, 28.48%, 11/23/23 ..... 39 39
UG991317220UG, 28.48%, 11/23/23 ..... 163 166
UG991114228UG, 29.48%, 11/23/23 ..... 84 13
UG991116041UG, 29.48%, 11/23/23 ..... 52 52
UG991122886UG, 29.48%, 11/23/23 ..... 79 81
UG991140139UG, 29.48%, 11/23/23 ..... 35 36
UG991145127UG, 29.48%, 11/23/23 ..... 23 24
UG991166312UG, 29.48%, 11/23/23 ..... 43 43
UG991169530UG, 29.48%, 11/23/23 ..... 83 83
UG991172585UG, 29.48%, 11/23/23 ..... 52 52
UG991217359UG, 29.48%, 11/23/23 ..... 79 79
UG991312091UG, 29.48%, 11/23/23 ..... 24 24
UG991105591UG, 29.49%, 11/23/23 ..... 377 (3)
UG991105687UG, 29.49%, 11/23/23 ..... 142 142
UG991105748UG, 29.49%, 11/23/23 ..... 24 24
UG991106054UG, 29.49%, 11/23/23 ..... 317 25
UG991106382UG, 29.49%, 11/23/23 ..... 64 65
UG991106756UG, 29.49%, 11/23/23 ..... 102 103
UG991107142UG, 29.49%, 11/23/23 ..... 218 219
UG991108375UG, 29.49%, 11/23/23 ..... 212 214
UG991108441UG, 29.49%, 11/23/23 ..... 100 101
UG991110866UG, 29.49%, 11/23/23 ..... 166 166
UG991111224UG, 29.49%, 11/23/23 ..... 57 58
UG991111433UG, 29.49%, 11/23/23 ..... 42 (1)
UG991114290UG, 29.49%, 11/23/23 ..... 342 53
UG991114512UG, 29.49%, 11/23/23 ..... 32 32
UG991116067UG, 29.49%, 11/23/23 ..... 92 92
UG991116199UG, 29.49%, 11/23/23 ..... 196 197
UG991122211UG, 29.49%, 11/23/23 ..... 29 29
UG991122535UG, 29.49%, 11/23/23 ..... 58 58
UG991123210UG, 29.49%, 11/23/23 ..... 204 206
UG991125159UG, 29.49%, 11/23/23 ..... 67 67
UG991125565UG, 29.49%, 11/23/23 ..... 77 77
UG991129075UG, 29.49%, 11/23/23 ..... 37 37
UG991130949UG, 29.49%, 11/23/23 ..... 63 63
UG991133821UG, 29.49%, 11/23/23 ..... 23 23
UG991136597UG, 29.49%, 11/23/23 ..... 39 40
UG991138422UG, 29.49%, 11/23/23 ..... 73 73
UG991141758UG, 29.49%, 11/23/23 ..... 54 54
UG991146851UG, 29.49%, 11/23/23 ..... 163 26
UG991148747UG, 29.49%, 11/23/23 ..... 512 515
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991153893UG, 29.49%, 11/23/23 ..... $ 21 $ 21
UG991158154UG, 29.49%, 11/23/23 ..... 50 51
UG991161686UG, 29.49%, 11/23/23 ..... 42 42
UG991167616UG, 29.49%, 11/23/23 ..... 35 36
UG991168725UG, 29.49%, 11/23/23 ..... 36 36
UG991185725UG, 29.49%, 11/23/23 ..... 429 429
UG991185856UG, 29.49%, 11/23/23 ..... 50 51
UG991196579UG, 29.49%, 11/23/23 ..... 892 901
UG991207799UG, 29.49%, 11/23/23 ..... 42 (1)
UG991217039UG, 29.49%, 11/23/23 ..... 85 86
UG991217199UG, 29.49%, 11/23/23 ..... 40 41
UG991218537UG, 29.49%, 11/23/23 ..... 213 216
UG991230373UG, 29.49%, 11/23/23 ..... 118 8
UG991231083UG, 29.49%, 11/23/23 ..... 45 45
UG991247741UG, 29.49%, 11/23/23 ..... 9 9
UG991258669UG, 29.49%, 11/23/23 ..... 86 86
UG991260078UG, 29.49%, 11/23/23 ..... 58 58
UG991262693UG, 29.49%, 11/23/23 ..... 144 144
UG991281491UG, 29.49%, 11/23/23 ..... 36 37
UG991281569UG, 29.49%, 11/23/23 ..... 180 181
UG991284842UG, 29.49%, 11/23/23 ..... 44 44
UG991306864UG, 29.49%, 11/23/23 ..... 94 96
UG991308824UG, 29.49%, 11/23/23 ..... 4 4
UG991111038UG, Zero Cpn, 11/24/23 .... 192 13
UG991111700UG, Zero Cpn, 11/24/23 .... 222 16
UG991164223UG, Zero Cpn, 11/24/23 ... 322 22
UG991186384UG, Zero Cpn, 11/24/23 ... 267 18
UG991213937UG, Zero Cpn, 11/24/23 ... 6 –
UG991232951UG, Zero Cpn, 11/24/23 ... 287 20
UG991238458UG, Zero Cpn, 11/24/23 ... 79 5
UG991268324UG, Zero Cpn, 11/24/23 ... 212 15
UG991273517UG, Zero Cpn, 11/24/23 ... 14 1
UG991285654UG, 18.47%, 11/24/23 ..... 165 164
UG991181842UG, 18.71%, 11/24/23 ..... 62 61
UG991162322UG, 19.3%, 11/24/23 ...... 60 60
UG991286624UG, 19.3%, 11/24/23 ...... 99 99
UG991140485UG, 20.47%, 11/24/23 ..... 285 284
UG991293819UG, 20.47%, 11/24/23 ..... 11 11
UG991320410UG, 20.96%, 11/24/23 ..... 21 21
UG991143058UG, 22.47%, 11/24/23 ..... 418 415
UG991158541UG, 22.47%, 11/24/23 ..... 116 116
UG991180826UG, 22.47%, 11/24/23 ..... 243 242
UG991232470UG, 22.47%, 11/24/23 ..... 55 3
UG991198878UG, 23.45%, 11/24/23 ..... 190 15
UG991145975UG, 25.45%, 11/24/23 ..... 14 13
UG991191793UG, 25.45%, 11/24/23 ..... 86 86
UG991320036UG, 26.44%, 11/24/23 ..... 351 352
UG991113363UG, 28.48%, 11/24/23 ..... – –
UG991133676UG, 28.48%, 11/24/23 ..... 28 28
UG991144251UG, 28.48%, 11/24/23 ..... 11 11
UG991195835UG, 28.48%, 11/24/23 ..... 7 7
UG991202260UG, 28.48%, 11/24/23 ..... 24 24
UG991249491UG, 28.48%, 11/24/23 ..... 47 47
UG991264497UG, 28.48%, 11/24/23 ..... 8 8
UG991287114UG, 28.48%, 11/24/23 ..... 26 26
UG991296637UG, 28.48%, 11/24/23 ..... 67 67
UG991138467UG, 29.48%, 11/24/23 ..... 69 71
UG991172445UG, 29.48%, 11/24/23 ..... 45 45

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991177274UG, 29.48%, 11/24/23 ..... $ 185 $ 186
UG991186088UG, 29.48%, 11/24/23 ..... 34 35
UG991195206UG, 29.48%, 11/24/23 ..... 354 357
UG991196155UG, 29.48%, 11/24/23 ..... 86 87
UG991204785UG, 29.48%, 11/24/23 ..... 24 24
UG991266181UG, 29.48%, 11/24/23 ..... 148 (5)
UG991115610UG, 29.49%, 11/24/23 ..... 40 41
UG991116051UG, 29.49%, 11/24/23 ..... 105 105
UG991116817UG, 29.49%, 11/24/23 ..... 201 204
UG991117468UG, 29.49%, 11/24/23 ..... 39 39
UG991117471UG, 29.49%, 11/24/23 ..... 52 52
UG991127999UG, 29.49%, 11/24/23 ..... 92 6
UG991133413UG, 29.49%, 11/24/23 ..... 90 91
UG991133732UG, 29.49%, 11/24/23 ..... 296 299
UG991135114UG, 29.49%, 11/24/23 ..... 36 36
UG991136503UG, 29.49%, 11/24/23 ..... 21 21
UG991137389UG, 29.49%, 11/24/23 ..... 34 34
UG991138116UG, 29.49%, 11/24/23 ..... 109 109
UG991141579UG, 29.49%, 11/24/23 ..... 466 471
UG991143856UG, 29.49%, 11/24/23 ..... 29 29
UG991146714UG, 29.49%, 11/24/23 ..... 79 7
UG991148469UG, 29.49%, 11/24/23 ..... 364 364
UG991169281UG, 29.49%, 11/24/23 ..... 115 115
UG991170288UG, 29.49%, 11/24/23 ..... 8 9
UG991172974UG, 29.49%, 11/24/23 ..... 4 4
UG991177125UG, 29.49%, 11/24/23 ..... 179 181
UG991177757UG, 29.49%, 11/24/23 ..... 294 290
UG991183431UG, 29.49%, 11/24/23 ..... 178 180
UG991184949UG, 29.49%, 11/24/23 ..... 35 36
UG991188756UG, 29.49%, 11/24/23 ..... 53 53
UG991195763UG, 29.49%, 11/24/23 ..... – –
UG991201528UG, 29.49%, 11/24/23 ..... 164 166
UG991218882UG, 29.49%, 11/24/23 ..... 35 35
UG991235150UG, 29.49%, 11/24/23 ..... 91 92
UG991254158UG, 29.49%, 11/24/23 ..... 64 65
UG991267673UG, 29.49%, 11/24/23 ..... 88 89
UG991286399UG, 29.49%, 11/24/23 ..... 95 96
UG991291764UG, 29.49%, 11/24/23 ..... 4 4
UG991295722UG, 29.49%, 11/24/23 ..... 49 49
UG991301090UG, 29.49%, 11/24/23 ..... 28 28
UG991304636UG, 29.49%, 11/24/23 ..... 107 108
UG991313269UG, 29.49%, 11/24/23 ..... 18 18
UG991320273UG, 29.49%, 11/24/23 ..... 534 541
UG991126529UG, Zero Cpn, 11/25/23 ... 41 3
UG991139918UG, Zero Cpn, 11/25/23 ... 190 13
UG991167293UG, Zero Cpn, 11/25/23 ... 279 20
UG991206045UG, Zero Cpn, 11/25/23 ... 187 13
UG991244834UG, Zero Cpn, 11/25/23 ... 1,404 97
UG991299945UG, 18.71%, 11/25/23 ..... 33 33
UG991236365UG, 19.3%, 11/25/23 ...... 39 39
UG991155431UG, 19.99%, 11/25/23 ..... 165 2
UG991117766UG, 20.47%, 11/25/23 ..... 59 59
UG991124023UG, 20.96%, 11/25/23 ..... 91 14
UG991136422UG, 20.96%, 11/25/23 ..... 41 41
UG991143031UG, 21.48%, 11/25/23 ..... 100 100
UG991162068UG, 21.48%, 11/25/23 ..... 87 88
UG991215225UG, 21.48%, 11/25/23 ..... 66 67
UG991307000UG, 21.48%, 11/25/23 ..... 27 27
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991136740UG, 22.47%, 11/25/23 ..... $ 126 $ 125
UG991254102UG, 25.44%, 11/25/23 ..... 54 54
UG991123374UG, 25.45%, 11/25/23 ..... 462 38
UG991132881UG, 28.48%, 11/25/23 ..... 43 44
UG991162513UG, 28.48%, 11/25/23 ..... 78 80
UG991302098UG, 28.48%, 11/25/23 ..... 31 31
UG991320459UG, 28.48%, 11/25/23 ..... 46 47
UG991117520UG, 29.48%, 11/25/23 ..... 87 88
UG991127249UG, 29.48%, 11/25/23 ..... 360 369
UG991170564UG, 29.48%, 11/25/23 ..... 36 37
UG991263261UG, 29.48%, 11/25/23 ..... – –
UG991117185UG, 29.49%, 11/25/23 ..... 258 264
UG991117874UG, 29.49%, 11/25/23 ..... 42 42
UG991119954UG, 29.49%, 11/25/23 ..... 279 286
UG991125732UG, 29.49%, 11/25/23 ..... 65 67
UG991126560UG, 29.49%, 11/25/23 ..... 276 284
UG991138091UG, 29.49%, 11/25/23 ..... 49 50
UG991138524UG, 29.49%, 11/25/23 ..... 6 6
UG991149857UG, 29.49%, 11/25/23 ..... 169 174
UG991180408UG, 29.49%, 11/25/23 ..... 22 22
UG991181990UG, 29.49%, 11/25/23 ..... 57 57
UG991182336UG, 29.49%, 11/25/23 ..... 11 11
UG991182403UG, 29.49%, 11/25/23 ..... 22 23
UG991200425UG, 29.49%, 11/25/23 ..... – –
UG991203943UG, 29.49%, 11/25/23 ..... 81 83
UG991214609UG, 29.49%, 11/25/23 ..... 103 105
UG991215471UG, 29.49%, 11/25/23 ..... 28 28
UG991241831UG, 29.49%, 11/25/23 ..... 44 44
UG991259619UG, 29.49%, 11/25/23 ..... 69 71
UG991266282UG, 29.49%, 11/25/23 ..... 42 44
UG991266883UG, 29.49%, 11/25/23 ..... 60 62
UG991273336UG, 29.49%, 11/25/23 ..... 32 32
UG991285882UG, 29.49%, 11/25/23 ..... 15 16
UG991291409UG, 29.49%, 11/25/23 ..... 12 12
UG991297846UG, 29.49%, 11/25/23 ..... 129 132
UG991309325UG, 29.49%, 11/25/23 ..... 69 70
UG991321006UG, 29.49%, 11/25/23 ..... 16 16
UG991322618UG, 29.49%, 11/25/23 ..... 35 36
UG991309602UG, 17.49%, 11/26/23 ..... 55 55
UG991221375UG, 18.47%, 11/26/23 ..... 48 48
UG991137070UG, 18.71%, 11/26/23 ..... 213 213
UG991164225UG, 18.71%, 11/26/23 ..... 61 61
UG991173523UG, 18.71%, 11/26/23 ..... 31 30
UG991178470UG, 18.71%, 11/26/23 ..... 39 39
UG991265843UG, 18.71%, 11/26/23 ..... 105 105
UG991171881UG, 20.47%, 11/26/23 ..... 13 13
UG991215843UG, 20.47%, 11/26/23 ..... 166 166
UG991240446UG, 20.47%, 11/26/23 ..... 334 333
UG991138527UG, 20.96%, 11/26/23 ..... 51 51
UG991214906UG, 20.96%, 11/26/23 ..... 135 134
UG991199452UG, 21.48%, 11/26/23 ..... 98 97
UG991185688UG, 22.47%, 11/26/23 ..... 94 94
UG991304818UG, 22.47%, 11/26/23 ..... 165 164
UG991166149UG, 23.45%, 11/26/23 ..... 95 95
UG991142815UG, 25.44%, 11/26/23 ..... 68 68
UG991323681UG, 25.44%, 11/26/23 ..... 39 38
UG991129050UG, 29.48%, 11/26/23 ..... 739 750
UG991142726UG, 29.48%, 11/26/23 ..... 84 84

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991130256UG, 29.49%, 11/26/23 ..... $ 55 $ 56
UG991139013UG, Zero Cpn, 11/27/23 ... 1,470 101
UG991140943UG, Zero Cpn, 11/27/23 ... 372 25
UG991157114UG, Zero Cpn, 11/27/23 ... 86 6
UG991136553UG, 16.49%, 11/27/23 ..... 243 243
UG991253352UG, 18.71%, 11/27/23 ..... 80 80
UG991265318UG, 18.71%, 11/27/23 ..... 69 69
UG991135954UG, 19.3%, 11/27/23 ...... 89 89
UG991145476UG, 19.3%, 11/27/23 ...... 132 131
UG991321995UG, 19.3%, 11/27/23 ...... 79 79
UG991215161UG, 19.96%, 11/27/23 ..... 735 733
UG991217859UG, 19.96%, 11/27/23 ..... 13 13
UG991132191UG, 20.47%, 11/27/23 ..... 42 41
UG991133609UG, 20.96%, 11/27/23 ..... 178 176
UG991189297UG, 20.96%, 11/27/23 ..... 135 135
UG991268297UG, 20.96%, 11/27/23 ..... 39 39
UG991131638UG, 21.48%, 11/27/23 ..... 152 126
UG991132595UG, 21.48%, 11/27/23 ..... 91 90
UG991242233UG, 21.48%, 11/27/23 ..... 35 35
UG991140714UG, 22.47%, 11/27/23 ..... 131 131
UG991140958UG, 22.47%, 11/27/23 ..... 129 128
UG991141640UG, 23.45%, 11/27/23 ..... 496 494
UG991144384UG, 28.48%, 11/27/23 ..... 29 29
UG991144463UG, 28.48%, 11/27/23 ..... 58 59
UG991147020UG, 28.48%, 11/27/23 ..... 439 441
UG991150233UG, 28.48%, 11/27/23 ..... 34 34
UG991152423UG, 28.48%, 11/27/23 ..... 142 144
UG991156326UG, 28.48%, 11/27/23 ..... 98 99
UG991157290UG, 28.48%, 11/27/23 ..... 42 42
UG991136726UG, 29.48%, 11/27/23 ..... 136 138
UG991139326UG, 29.49%, 11/27/23 ..... 39 39
UG991139435UG, 29.49%, 11/27/23 ..... 308 310
UG991144902UG, 29.49%, 11/27/23 ..... 106 108
UG991145131UG, 29.49%, 11/27/23 ..... 55 (2)
UG991146276UG, 29.49%, 11/27/23 ..... 48 48
UG991147400UG, 29.49%, 11/27/23 ..... 8 8
UG991150932UG, 29.49%, 11/27/23 ..... 193 196
UG991151871UG, 29.49%, 11/27/23 ..... 90 91
UG991155637UG, 29.49%, 11/27/23 ..... 282 286
UG991353299UG, Zero Cpn, 11/28/23 ... 53 4
UG991165100UG, 16.49%, 11/28/23 ..... 232 19
UG991197118UG, 16.49%, 11/28/23 ..... 229 229
UG991246436UG, 16.49%, 11/28/23 ..... 79 79
UG991145279UG, 17.49%, 11/28/23 ..... 47 47
UG991251734UG, 17.71%, 11/28/23 ..... 37 37
UG991143133UG, 18.47%, 11/28/23 ..... 115 115
UG991216248UG, 19.3%, 11/28/23 ...... 117 91
UG991267255UG, 20.96%, 11/28/23 ..... 385 383
UG991154983UG, 21.48%, 11/28/23 ..... 93 7
UG991234089UG, 26.44%, 11/28/23 ..... 48 47
UG991150733UG, 28.48%, 11/28/23 ..... 52 52
UG991180513UG, 28.48%, 11/28/23 ..... 106 107
UG991150987UG, 29.48%, 11/28/23 ..... 14 14
UG991142853UG, 29.49%, 11/28/23 ..... 40 40
UG991143405UG, 29.49%, 11/28/23 ..... 127 129
UG991143564UG, 29.49%, 11/28/23 ..... 132 134
UG991148356UG, 29.49%, 11/28/23 ..... 17 3
UG991151596UG, 29.49%, 11/28/23 ..... 54 55
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991155818UG, 29.49%, 11/28/23 ..... $ 53 $ 55
UG991156943UG, 29.49%, 11/28/23 ..... 91 (3)
UG991162373UG, 29.49%, 11/28/23 ..... 115 115
UG991152875UG, Zero Cpn, 11/29/23 ... 593 40
UG991154241UG, Zero Cpn, 11/29/23 ... 402 28
UG991189469UG, 18.47%, 11/29/23 ..... 38 38
UG991154443UG, 19.3%, 11/29/23 ...... 93 93
UG991225584UG, 19.3%, 11/29/23 ...... 50 50
UG991181147UG, 19.96%, 11/29/23 ..... 138 137
UG991150475UG, 20.96%, 11/29/23 ..... 155 153
UG991203879UG, 20.96%, 11/29/23 ..... 9 9
UG991270604UG, 21.47%, 11/29/23 ..... 130 130
UG991164880UG, 21.48%, 11/29/23 ..... 125 124
UG991178891UG, 22.47%, 11/29/23 ..... 117 117
UG991180996UG, 22.47%, 11/29/23 ..... 83 12
UG991182787UG, 22.47%, 11/29/23 ..... 32 32
UG991217581UG, 22.47%, 11/29/23 ..... 157 156
UG991264092UG, 22.47%, 11/29/23 ..... 110 17
UG991187974UG, 24.45%, 11/29/23 ..... 17 17
UG991150805UG, 28.48%, 11/29/23 ..... 20 4
UG991151398UG, 28.48%, 11/29/23 ..... 65 66
UG991159363UG, 28.48%, 11/29/23 ..... 11 11
UG991163765UG, 28.48%, 11/29/23 ..... 22 22
UG991198051UG, 29.48%, 11/29/23 ..... 30 31
UG991150593UG, 29.49%, 11/29/23 ..... 195 197
UG991150632UG, 29.49%, 11/29/23 ..... 83 84
UG991152608UG, 29.49%, 11/29/23 ..... 11 11
UG991153221UG, 29.49%, 11/29/23 ..... 257 260
UG991153761UG, 29.49%, 11/29/23 ..... 47 48
UG991154304UG, 29.49%, 11/29/23 ..... 84 85
UG991154754UG, 29.49%, 11/29/23 ..... 663 115
UG991154981UG, 29.49%, 11/29/23 ..... 734 (22)
UG991155239UG, 29.49%, 11/29/23 ..... 66 67
UG991155379UG, 29.49%, 11/29/23 ..... 8 8
UG991157467UG, 29.49%, 11/29/23 ..... 74 74
UG991158478UG, 29.49%, 11/29/23 ..... 238 240
UG991164288UG, 29.49%, 11/29/23 ..... 189 189
UG991199483UG, 29.49%, 11/29/23 ..... 79 79
UG991219555UG, 29.49%, 11/29/23 ..... 95 95
UG991222123UG, 29.49%, 11/29/23 ..... 41 42
UG991242992UG, 29.49%, 11/29/23 ..... 292 295
UG991279680UG, 29.49%, 11/29/23 ..... 52 53
UG991361899UG, 29.49%, 11/29/23 ..... 25 22
UG991216483UG, Zero Cpn, 11/30/23 ... 226 16
UG991291362UG, Zero Cpn, 11/30/23 ... 149 10
UG991366927UG, 18.71%, 11/30/23 ..... 59 59
UG991227513UG, 19.96%, 11/30/23 ..... 37 37
UG991173726UG, 21.48%, 11/30/23 ..... 149 148
UG991271179UG, 21.48%, 11/30/23 ..... 12 12
UG991242328UG, 22.47%, 11/30/23 ..... 38 38
UG991245804UG, 25.45%, 11/30/23 ..... 39 39
UG991160092UG, 27.99%, 11/30/23 ..... 109 111
UG991233145UG, 28.48%, 11/30/23 ..... 42 7
UG991241624UG, 28.48%, 11/30/23 ..... 61 61
UG991363577UG, 28.48%, 11/30/23 ..... 44 44
UG991160322UG, 29.48%, 11/30/23 ..... 207 33
UG991165420UG, 29.48%, 11/30/23 ..... 33 34
UG991218132UG, 29.48%, 11/30/23 ..... 182 182

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991232811UG, 29.48%, 11/30/23 ..... $ 34 $ 5
UG991240768UG, 29.48%, 11/30/23 ..... 129 131
UG991248660UG, 29.48%, 11/30/23 ..... 90 92
UG991260167UG, 29.48%, 11/30/23 ..... 23 23
UG991290564UG, 29.48%, 11/30/23 ..... 17 17
UG991156903UG, 29.49%, 11/30/23 ..... 94 93
UG991161705UG, 29.49%, 11/30/23 ..... 37 38
UG991161838UG, 29.49%, 11/30/23 ..... 178 180
UG991164648UG, 29.49%, 11/30/23 ..... 149 151
UG991165430UG, 29.49%, 11/30/23 ..... 54 54
UG991172679UG, 29.49%, 11/30/23 ..... 35 36
UG991172716UG, 29.49%, 11/30/23 ..... 425 432
UG991204123UG, 29.49%, 11/30/23 ..... 139 141
UG991205139UG, 29.49%, 11/30/23 ..... 83 85
UG991210246UG, 29.49%, 11/30/23 ..... 282 44
UG991211212UG, 29.49%, 11/30/23 ..... 188 186
UG991215594UG, 29.49%, 11/30/23 ..... 104 105
UG991223241UG, 29.49%, 11/30/23 ..... 12 12
UG991234914UG, 29.49%, 11/30/23 ..... 100 16
UG991249622UG, 29.49%, 11/30/23 ..... 185 185
UG991267430UG, 29.49%, 11/30/23 ..... 200 204
UG991276197UG, 29.49%, 11/30/23 ..... 401 406
UG991276598UG, 29.49%, 11/30/23 ..... 147 149
UG991289027UG, 29.49%, 11/30/23 ..... 1 1
UG991307755UG, 29.49%, 11/30/23 ..... 10 10
UG991326713UG, 29.49%, 11/30/23 ..... 17 18
UG991368165UG, 29.49%, 11/30/23 ..... 75 77
UG991220808UG, 18.71%, 12/01/23 .... 15 15
UG991160707UG, 19.96%, 12/01/23 ..... 63 63
UG991178587UG, 19.96%, 12/01/23 ..... 377 373
UG991345452UG, 20.96%, 12/01/23 .... 417 415
UG991167629UG, 21.47%, 12/01/23 ..... 462 456
UG991374505UG, 21.48%, 12/01/23 .... 193 26
UG991161574UG, 26.44%, 12/01/23 ..... 113 112
UG991163198UG, 27.99%, 12/01/23 ..... 42 42
UG991172939UG, 27.99%, 12/01/23 ..... – –
UG991170121UG, 28.48%, 12/01/23 ..... 417 417
UG991204954UG, 28.48%, 12/01/23 .... 95 95
UG991213506UG, 28.48%, 12/01/23 .... 69 70
UG991221034UG, 28.48%, 12/01/23 .... 10 10
UG991250166UG, 28.48%, 12/01/23 .... 40 40
UG991255142UG, 28.48%, 12/01/23 .... 170 170
UG991265844UG, 28.48%, 12/01/23 .... 232 230
UG991286291UG, 28.48%, 12/01/23 .... 454 69
UG991341146UG, 28.48%, 12/01/23 ..... 122 121
UG991357833UG, 28.48%, 12/01/23 .... 65 64
UG991362835UG, 28.48%, 12/01/23 .... 30 30
UG991162109UG, 29.48%, 12/01/23 ..... 24 (1)
UG991165433UG, 29.48%, 12/01/23 ..... 59 59
UG991182975UG, 29.48%, 12/01/23 ..... 49 49
UG991199545UG, 29.48%, 12/01/23 ..... 75 74
UG991229267UG, 29.48%, 12/01/23 .... 43 43
UG991307878UG, 29.48%, 12/01/23 .... 560 557
UG991381282UG, 29.48%, 12/01/23 .... 69 69
UG991162427UG, 29.49%, 12/01/23 ..... 27 27
UG991163277UG, 29.49%, 12/01/23 ..... 147 144
UG991164195UG, 29.49%, 12/01/23 ..... 215 72
UG991165167UG, 29.49%, 12/01/23 ..... 180 180
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991165739UG, 29.49%, 12/01/23 ..... $ 176 $ 175
UG991166368UG, 29.49%, 12/01/23 ..... 7 6
UG991168018UG, 29.49%, 12/01/23 ..... 606 607
UG991169496UG, 29.49%, 12/01/23 ..... 406 407
UG991170389UG, 29.49%, 12/01/23 ..... 20 20
UG991170505UG, 29.49%, 12/01/23 ..... 8 8
UG991173753UG, 29.49%, 12/01/23 ..... 685 687
UG991180464UG, 29.49%, 12/01/23 ..... 38 38
UG991182685UG, 29.49%, 12/01/23 ..... 58 58
UG991187841UG, 29.49%, 12/01/23 ..... 90 (6)
UG991188542UG, 29.49%, 12/01/23 ..... 130 130
UG991191694UG, 29.49%, 12/01/23 ..... 6 6
UG991195579UG, 29.49%, 12/01/23 ..... 26 26
UG991195637UG, 29.49%, 12/01/23 ..... 286 285
UG991204590UG, 29.49%, 12/01/23 .... 159 157
UG991206480UG, 29.49%, 12/01/23 .... 18 18
UG991208387UG, 29.49%, 12/01/23 .... 40 40
UG991208461UG, 29.49%, 12/01/23 .... 46 46
UG991208712UG, 29.49%, 12/01/23 .... 65 66
UG991209332UG, 29.49%, 12/01/23 .... 257 254
UG991210674UG, 29.49%, 12/01/23 .... 37 38
UG991215380UG, 29.49%, 12/01/23 .... 72 71
UG991228271UG, 29.49%, 12/01/23 .... 78 78
UG991229003UG, 29.49%, 12/01/23 .... 165 163
UG991230761UG, 29.49%, 12/01/23 .... 221 221
UG991231997UG, 29.49%, 12/01/23 .... 70 69
UG991243647UG, 29.49%, 12/01/23 .... 69 69
UG991262385UG, 29.49%, 12/01/23 .... 63 3
UG991278388UG, 29.49%, 12/01/23 .... 51 51
UG991286912UG, 29.49%, 12/01/23 .... – –
UG991306329UG, 29.49%, 12/01/23 .... 23 22
UG991316071UG, 29.49%, 12/01/23 .... 17 17
UG991321382UG, 29.49%, 12/01/23 .... 120 119
UG991338569UG, 29.49%, 12/01/23 .... 37 37
UG991339375UG, 29.49%, 12/01/23 .... 50 50
UG991354601UG, 29.49%, 12/01/23 .... 19 19
UG991362043UG, 29.49%, 12/01/23 .... 127 126
UG991378439UG, 29.49%, 12/01/23 .... 78 78
UG991379124UG, 29.49%, 12/01/23 .... – –
UG991349149UG, 19.96%, 12/02/23 .... 137 136
UG991345661UG, 28.48%, 12/02/23 .... 142 23
UG991331755UG, 29.48%, 12/02/23 .... 92 93
UG991332114UG, 29.48%, 12/02/23 ..... 149 151
UG991346704UG, 29.48%, 12/02/23 .... 99 100
UG991382180UG, 29.48%, 12/02/23 .... 497 501
UG991340317UG, 29.49%, 12/02/23 .... 39 38
UG991346464UG, 29.49%, 12/02/23 .... 1,001 1,006
UG991346992UG, 29.49%, 12/02/23 .... 12 12
UG991354806UG, 29.49%, 12/02/23 .... 27 27
UG991355498UG, 29.49%, 12/02/23 .... 28 29
UG991361331UG, 29.49%, 12/02/23 .... 600 610
UG991365395UG, 29.49%, 12/02/23 .... 59 59
UG991382424UG, 29.49%, 12/02/23 .... 57 54
UG991187931UG, 20.47%, 12/05/23 ..... 24 24
UG991190340UG, 28.48%, 12/05/23 ..... 144 144
UG991203694UG, 29.49%, 12/05/23 .... 15 15
UG991315535UG, Zero Cpn, 12/06/23 ... 393 27
UG991192015UG, 16.49%, 12/06/23 ..... 396 399

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991227727UG, 19.96%, 12/06/23 .... $ 457 $ 459
UG991213795UG, 20.47%, 12/06/23 .... 710 51
UG991203822UG, 21.48%, 12/06/23 .... 104 102
UG991199158UG, 23.45%, 12/06/23 ..... 92 (5)
UG991223442UG, 28.48%, 12/06/23 .... 64 64
UG991252347UG, 29.48%, 12/06/23 .... – –
UG991191306UG, 29.49%, 12/06/23 ..... 348 347
UG991357112UG, 29.49%, 12/06/23 ..... 59 60
UG991388996UG, 17.49%, 12/07/23 .... 42 42
UG991198134UG, 19.96%, 12/07/23 ..... 155 153
UG991204447UG, 20.96%, 12/07/23 .... 16 15
UG991432095UG, 21.48%, 12/07/23 .... 80 78
UG991203162UG, 28.48%, 12/07/23 .... 65 65
UG991304075UG, 28.48%, 12/07/23 .... 291 296
UG991407213UG, 28.48%, 12/07/23 .... 78 77
UG991197990UG, 29.49%, 12/07/23 ..... 187 185
UG991198002UG, 29.49%, 12/07/23 ..... 35 36
UG991203551UG, 29.49%, 12/07/23 .... 572 574
UG991203586UG, 29.49%, 12/07/23 .... 80 81
UG991204768UG, 29.49%, 12/07/23 .... 60 61
UG991206861UG, 29.49%, 12/07/23 .... 196 193
UG991226251UG, 29.49%, 12/07/23 .... 312 318
UG991214716UG, Zero Cpn, 12/08/23 ... 231 16
UG991275637UG, Zero Cpn, 12/08/23 ... 124 9
UG991321514UG, Zero Cpn, 12/08/23 ... 1,636 113
UG991343356UG, Zero Cpn, 12/08/23 ... 157 11
UG991219520UG, 14.48%, 12/08/23 .... 8 8
UG991251238UG, 15.47%, 12/08/23 .... 163 164
UG991206088UG, 16.49%, 12/08/23 .... 292 294
UG991250612UG, 17.49%, 12/08/23 .... 92 92
UG991291945UG, 17.49%, 12/08/23 .... 337 339
UG991207942UG, 18.47%, 12/08/23 .... 200 200
UG991229181UG, 19.3%, 12/08/23 ..... 5 5
UG991337098UG, 19.3%, 12/08/23 ..... 237 236
UG991359463UG, 19.96%, 12/08/23 .... 181 182
UG991249740UG, 20.47%, 12/08/23 .... 58 58
UG991420233UG, 22.47%, 12/08/23 .... 29 28
UG991448491UG, 23.45%, 12/08/23 .... 153 151
UG991218065UG, 25.45%, 12/08/23 .... 878 877
UG991218571UG, 27.95%, 12/08/23 .... 478 486
UG991214878UG, 28.48%, 12/08/23 .... 201 205
UG991276602UG, 28.48%, 12/08/23 .... 307 311
UG991282274UG, 28.48%, 12/08/23 .... 127 129
UG991321964UG, 28.48%, 12/08/23 .... 153 155
UG991342766UG, 28.48%, 12/08/23 .... 29 30
UG991348273UG, 28.48%, 12/08/23 .... 285 241
UG991394068UG, 28.48%, 12/08/23 .... 9 8
UG991211631UG, 29.46%, 12/08/23 ..... 115 117
UG991212750UG, 29.46%, 12/08/23 .... 109 48
UG991215376UG, 29.47%, 12/08/23 .... 535 543
UG991217829UG, 29.47%, 12/08/23 .... 58 57
UG991218164UG, 29.47%, 12/08/23 .... 809 822
UG991207166UG, 29.48%, 12/08/23 .... 116 117
UG991211029UG, 29.48%, 12/08/23 ..... 565 568
UG991271633UG, 29.48%, 12/08/23 .... 92 94
UG991278845UG, 29.48%, 12/08/23 .... 71 72
UG991320725UG, 29.48%, 12/08/23 .... 56 57
UG991209755UG, 29.49%, 12/08/23 .... 218 221
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991211148UG, 29.49%, 12/08/23 ..... $ 21 $ 20
UG991211644UG, 29.49%, 12/08/23 ..... 144 147
UG991214817UG, 29.49%, 12/08/23 .... 151 150
UG991214975UG, 29.49%, 12/08/23 .... 203 207
UG991216594UG, 29.49%, 12/08/23 .... 314 320
UG991217790UG, 29.49%, 12/08/23 .... 463 165
UG991225432UG, 29.49%, 12/08/23 .... 347 (16)
UG991228941UG, 29.49%, 12/08/23 .... 77 77
UG991262339UG, 29.49%, 12/08/23 .... 43 44
UG991272424UG, 29.49%, 12/08/23 .... 163 166
UG991280676UG, 29.49%, 12/08/23 .... 70 24
UG991289146UG, 29.49%, 12/08/23 .... 77 79
UG991300678UG, 29.49%, 12/08/23 .... 43 44
UG991322697UG, 29.49%, 12/08/23 .... 10 10
UG991349755UG, 29.49%, 12/08/23 .... 31 32
UG991407525UG, 29.49%, 12/08/23 .... 14 13
UG991357192UG, Zero Cpn, 12/09/23 ... 99 7
UG991359124UG, 20.47%, 12/09/23 .... 195 193
UG991354238UG, 20.96%, 12/09/23 .... 296 292
UG991389074UG, 21.48%, 12/09/23 .... 71 70
UG991393014UG, 28.48%, 12/09/23 .... 77 77
UG991434948UG, 28.48%, 12/09/23 .... 54 54
UG991308270UG, 29.49%, 12/09/23 .... 98 98
UG991329390UG, 29.49%, 12/09/23 .... 31 31
UG991356147UG, 29.49%, 12/09/23 .... 48 48
UG991364368UG, 29.49%, 12/09/23 .... 220 220
UG991367687UG, 29.49%, 12/09/23 .... 148 148
UG991408941UG, 29.49%, 12/09/23 .... 59 59
UG991448905UG, 29.49%, 12/09/23 .... 397 397
UG991395653UG, Zero Cpn, 12/10/23 ... 160 11
UG991301938UG, 15.47%, 12/10/23 .... 190 189
UG991359480UG, 15.47%, 12/10/23 .... 116 115
UG991301880UG, 16.49%, 12/10/23 .... 93 92
UG991397064UG, 16.49%, 12/10/23 .... 42 42
UG991353794UG, 19.3%, 12/10/23 ..... 64 19
UG991357402UG, 22.47%, 12/10/23 .... 83 82
UG991234278UG, 26.44%, 12/10/23 .... 636 637
UG991318209UG, 27.99%, 12/10/23 .... 72 72
UG991427925UG, 27.99%, 12/10/23 .... 13 13
UG991324549UG, 29.48%, 12/10/23 .... 43 43
UG991302449UG, 29.49%, 12/10/23 .... 194 196
UG991305756UG, 29.49%, 12/10/23 .... 22 22
UG991310007UG, 29.49%, 12/10/23 .... 16 16
UG991310750UG, 29.49%, 12/10/23 .... 65 60
UG991324857UG, 29.49%, 12/10/23 .... 133 132
UG991326232UG, 29.49%, 12/10/23 .... 104 104
UG991342513UG, 29.49%, 12/10/23 .... 416 415
UG991361573UG, 29.49%, 12/10/23 .... 16 16
UG991368001UG, 29.49%, 12/10/23 .... 165 165
UG991374468UG, 29.49%, 12/10/23 .... 82 80
UG991402670UG, 29.49%, 12/10/23 .... 162 162
UG991418451UG, 29.49%, 12/10/23 .... 45 45
UG991431724UG, 29.49%, 12/10/23 .... 37 37
UG991456024UG, Zero Cpn, 12/11/23 ... 121 8
UG991448540UG, 15.47%, 12/11/23 ..... 330 327
UG991357205UG, 28.48%, 12/11/23 ..... – –
UG991316785UG, 29.49%, 12/11/23 ..... 56 56
UG991338974UG, 29.49%, 12/11/23 ..... 141 141

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991361596UG, 29.49%, 12/11/23 ..... $ 396 $ 395
UG991373643UG, 29.49%, 12/11/23 ..... 126 126
UG991399394UG, 29.49%, 12/11/23 ..... 49 49
UG991400100UG, 29.49%, 12/11/23 ..... 40 40
UG991298936UG, Zero Cpn, 12/12/23 ... 77 5
UG991350400UG, Zero Cpn, 12/12/23 ... 173 12
UG991353250UG, 18.71%, 12/12/23 .... 167 165
UG991364577UG, 19.3%, 12/12/23 ..... 68 67
UG991327492UG, 25.44%, 12/12/23 .... 271 269
UG991420296UG, 28.48%, 12/12/23 .... 96 (3)
UG991331674UG, 29.48%, 12/12/23 .... 128 129
UG991304451UG, 29.49%, 12/12/23 .... – –
UG991317469UG, 29.49%, 12/12/23 .... 93 94
UG991337692UG, 29.49%, 12/12/23 .... 13 13
UG991356769UG, 29.49%, 12/12/23 .... 140 140
UG991361796UG, 29.49%, 12/12/23 .... 86 3
UG991424465UG, 29.49%, 12/12/23 .... 513 513
UG991432271UG, 29.49%, 12/12/23 .... 45 45
UG991438264UG, 29.49%, 12/12/23 .... 142 140
UG991440099UG, Zero Cpn, 12/13/23 ... 1,394 96
UG991419474UG, 15.47%, 12/13/23 .... 187 186
UG991438897UG, 17.47%, 12/13/23 .... 41 41
UG991287740UG, 17.49%, 12/13/23 .... 136 137
UG991301519UG, 17.49%, 12/13/23 .... 227 181
UG991284086UG, 18.71%, 12/13/23 .... 137 138
UG991398313UG, 19.3%, 12/13/23 ..... 78 78
UG991325207UG, 19.99%, 12/13/23 .... 176 13
UG991408874UG, 20.47%, 12/13/23 .... 35 34
UG991309000UG, 20.96%, 12/13/23 .... 42 41
UG991332222UG, 21.48%, 12/13/23 .... 86 85
UG991333894UG, 28.48%, 12/13/23 .... 143 143
UG991336028UG, 29.48%, 12/13/23 .... 40 41
UG991324423UG, 29.49%, 12/13/23 .... 51 4
UG991335642UG, 29.49%, 12/13/23 .... 81 81
UG991336926UG, 29.49%, 12/13/23 .... 69 69
UG991361169UG, 29.49%, 12/13/23 ..... 345 348
UG991388506UG, 29.49%, 12/13/23 .... 53 54
UG991428519UG, 29.49%, 12/13/23 .... 66 66
UG991431781UG, 29.49%, 12/13/23 .... 21 21
UG991449076UG, 29.49%, 12/13/23 .... 239 239
UG991261373UG, Zero Cpn, 12/14/23 ... 80 6
UG991255753UG, 14.47%, 12/15/23 .... 54 54
UG991331167UG, 16.49%, 12/15/23 ..... 562 566
UG991278437UG, 17.49%, 12/15/23 .... 18 18
UG991400429UG, 17.49%, 12/15/23 .... 186 188
UG991265681UG, 18.71%, 12/15/23 .... 54 54
UG991387743UG, 18.71%, 12/15/23 .... 475 146
UG991268786UG, 19.3%, 12/15/23 ..... 71 71
UG991399812UG, 19.3%, 12/15/23 ..... 754 760
UG991265527UG, 20.47%, 12/15/23 .... 90 89
UG991270303UG, 20.47%, 12/15/23 .... – –
UG991288025UG, 20.96%, 12/15/23 .... 39 39
UG991364787UG, 22.45%, 12/15/23 .... 191 192
UG991448152UG, 22.45%, 12/15/23 .... 104 104
UG991260304UG, 22.47%, 12/15/23 .... 47 47
UG991390117UG, 15.47%, 12/16/23 ..... 184 183
UG991264118UG, 16.49%, 12/16/23 ..... 233 231
UG991265066UG, 17.49%, 12/16/23 .... 89 89
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991459556UG, 17.49%, 12/16/23 .... $ 70 $ 69
UG991376799UG, 19.3%, 12/16/23 ..... 526 521
UG991343699UG, 20.96%, 12/16/23 .... 223 220
UG991291158UG, Zero Cpn, 12/17/23 ... 176 12
UG991302932UG, Zero Cpn, 12/17/23 ... 124 8
UG991309192UG, Zero Cpn, 12/17/23 ... 143 10
UG991407871UG, 16.49%, 12/17/23 .... 111 111
UG991496207UG, 16.49%, 12/17/23 .... 590 587
UG991334320UG, 18.71%, 12/17/23 .... 69 68
UG991334732UG, 18.71%, 12/17/23 .... 188 186
UG991331047UG, 19.96%, 12/17/23 .... 46 45
UG991372337UG, 20.96%, 12/17/23 .... 74 13
UG991320917UG, 21.48%, 12/17/23 .... 492 487
UG991278216UG, 22.47%, 12/17/23 .... 100 (3)
UG991311167UG, 22.47%, 12/17/23 ..... 286 283
UG991470545UG, Zero Cpn, 12/18/23 ... – –
UG991407328UG, 15%, 12/18/23 ....... 57 57
UG991354731UG, 18.71%, 12/18/23 .... 72 72
UG991416710UG, 18.71%, 12/18/23 .... 1,325 106
UG991421673UG, 18.71%, 12/18/23 .... 632 50
UG991309417UG, 20.47%, 12/18/23 .... 272 220
UG991298110UG, 21.48%, 12/18/23 ..... 31 31
UG991306413UG, Zero Cpn, 12/19/23 ... 183 13
UG991429423UG, 17.47%, 12/19/23 .... 64 63
UG991317582UG, 17.49%, 12/19/23 .... 117 116
UG991403359UG, 17.49%, 12/19/23 .... 20 20
UG991467590UG, 17.49%, 12/19/23 .... 35 34
UG991308110UG, 18.47%, 12/19/23 ..... 46 45
UG991287925UG, 19.3%, 12/19/23 ..... 138 137
UG991511200UG, 19.3%, 12/19/23 ...... 65 65
UG991297522UG, 20.47%, 12/19/23 .... 57 4
UG991341980UG, 20.47%, 12/19/23 .... 125 124
UG991523578UG, 20.47%, 12/19/23 .... 100 100
UG991433616UG, 20.96%, 12/19/23 .... 46 46
UG991313003UG, 21.48%, 12/19/23 .... 241 2
UG991414126UG, 21.48%, 12/19/23 .... 284 283
UG991367322UG, 22.47%, 12/19/23 .... 73 72
UG991306283UG, 26.44%, 12/19/23 .... 44 44
UG991319276UG, 26.44%, 12/19/23 .... 21 21
UG991509838UG, Zero Cpn, 12/20/23 ... 118 8
UG991400459UG, 15.47%, 12/20/23 .... 158 157
UG991325118UG, 16.49%, 12/20/23 ..... 137 137
UG991295957UG, 17.49%, 12/20/23 .... 69 69
UG991307475UG, 17.49%, 12/20/23 .... 580 81
UG991325948UG, 17.49%, 12/20/23 .... 10 10
UG991358233UG, 17.49%, 12/20/23 .... 374 372
UG991432644UG, 17.49%, 12/20/23 .... 69 69
UG991366147UG, 18.47%, 12/20/23 .... 70 69
UG991496764UG, 18.47%, 12/20/23 .... 373 370
UG991363259UG, 19.3%, 12/20/23 ..... 60 59
UG991373067UG, 19.3%, 12/20/23 ..... 178 177
UG991419085UG, 19.96%, 12/20/23 .... 6 6
UG991523610UG, 19.96%, 12/20/23 .... 188 186
UG991306794UG, 20.47%, 12/20/23 .... – –
UG991309544UG, 20.47%, 12/20/23 .... 525 39
UG991427426UG, 20.47%, 12/20/23 .... 1,135 1,124
UG991299329UG, 21.48%, 12/20/23 .... 69 68
UG991494550UG, 21.48%, 12/20/23 .... 77 77

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991315452UG, 22.47%, 12/20/23 .... $ 241 $ 238
UG991329280UG, 22.47%, 12/20/23 .... 91 90
UG991448015UG, 19.96%, 12/21/23 .... 355 351
UG991505059UG, 21.48%, 12/21/23 .... 57 56
UG991102904UG, 29.49%, 1/09/24 ...... 104 82
UG991064824UG, 20.96%, 1/15/24 ..... 21 3
UG991286242UG, 29.49%, 2/05/24 ..... 1 –
UG991072454UG, 29.49%, 2/09/24 ..... 68 60
UG991163098UG, 29.49%, 2/20/24 ...... 83 69
UG991155085UG, 21.48%, 2/27/24 ...... 36 30
UG991107592UG, 29.49%, 3/20/24 ...... 121 105
UG991149901UG, 29.48%, 5/27/24 ...... 44 35
UG991167434UG, 29.48%, 5/29/24 ...... 217 174
UG991060229UG, 19.96%, 6/14/24 ..... 120 93
UG991115770UG, 19.8%, 6/17/24 ....... 66 66
UG991216986UG, 29.49%, 6/17/24 ..... 103 83
UG991067743UG, 28.48%, 7/15/24 ..... 100 79
UG991128392UG, 29.49%, 8/17/24 ...... 61 48
UG991418802UG, 29.49%, 10/10/24 .... 99 69
UG990928675UG, 29.49%, 10/19/24 .... 90 89
UG991072765UG, Zero Cpn, 10/20/24 ... 139 9
UG990941301UG, 28.98%, 10/21/24 .... 241 17
UG991042512UG, 28.98%, 10/21/24 .... 197 199
UG991068200UG, 28.98%, 10/21/24 .... 7 7
UG990948556UG, Zero Cpn, 10/22/24 ... 107 7
UG991060237UG, 28.98%, 10/22/24 .... 120 8
UG991072394UG, 29.49%, 10/22/24 .... 138 19
UG991022040UG, 29.49%, 11/07/24 ..... 121 93
UG991016261UG, Zero Cpn, 11/08/24 ... 222 16
UG991029860UG, 16.99%, 11/08/24 ..... 873 869
UG991020888UG, 19.8%, 11/08/24 ...... 1,254 1,234
UG991132194UG, 19.8%, 11/08/24 ...... 426 418
UG991010233UG, 19.99%, 11/08/24 ..... 222 222
UG991025022UG, 20.46%, 11/08/24 ..... 187 187
UG991043299UG, 20.46%, 11/08/24 ..... 501 500
UG991015397UG, 21.46%, 11/08/24 ..... 137 137
UG991062208UG, 21.98%, 11/08/24 ..... 192 (2)
UG991089275UG, 21.98%, 11/08/24 ..... 90 87
UG991008862UG, 22.97%, 11/08/24 ..... 600 598
UG991016897UG, 23.95%, 11/08/24 ..... 1,591 (36)
UG991015679UG, 27.99%, 11/08/24 ..... 942 964
UG991014622UG, 28.98%, 11/08/24 ..... 347 347
UG991015221UG, 28.98%, 11/08/24 ..... 1,955 1,999
UG991015963UG, 28.98%, 11/08/24 ..... 1,255 1,276
UG991020061UG, 28.98%, 11/08/24 ..... 307 311
UG991021690UG, 28.98%, 11/08/24 ..... 24 24
UG991043973UG, 28.98%, 11/08/24 ..... – –
UG991046124UG, 28.98%, 11/08/24 ..... 8 8
UG991047284UG, 28.98%, 11/08/24 ..... 7 7
UG991049421UG, 28.98%, 11/08/24 ..... 67 68
UG991062658UG, 28.98%, 11/08/24 ..... 379 386
UG991089676UG, 28.98%, 11/08/24 ..... 1,406 1,413
UG991122476UG, 28.98%, 11/08/24 ..... 248 88
UG991188631UG, 28.98%, 11/08/24 ..... 212 214
UG991014634UG, 29.48%, 11/08/24 ..... 808 103
UG991009200UG, 29.49%, 11/08/24 ..... 223 229
UG991009218UG, 29.49%, 11/08/24 ..... 130 131
UG991009403UG, 29.49%, 11/08/24 ..... 580 579
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991009730UG, 29.49%, 11/08/24 ..... $ 88 $ 88
UG991010218UG, 29.49%, 11/08/24 ..... 592 38
UG991011019UG, 29.49%, 11/08/24 ..... 80 82
UG991011039UG, 29.49%, 11/08/24 ..... 768 784
UG991016135UG, 29.49%, 11/08/24 ..... 499 500
UG991016360UG, 29.49%, 11/08/24 ..... 294 304
UG991018167UG, 29.49%, 11/08/24 ..... 265 272
UG991019441UG, 29.49%, 11/08/24 ..... 116 115
UG991026129UG, 29.49%, 11/08/24 ..... 461 107
UG991032542UG, 29.49%, 11/08/24 ..... 1,059 786
UG991033519UG, 29.49%, 11/08/24 ..... 141 99
UG991051891UG, 29.49%, 11/08/24 ..... 456 464
UG991065536UG, 29.49%, 11/08/24 ..... 107 108
UG991067396UG, 29.49%, 11/08/24 ..... 136 131
UG991089599UG, 29.49%, 11/08/24 ..... 1,352 1,367
UG991156301UG, 29.49%, 11/08/24 ..... 198 199
UG991174773UG, 29.49%, 11/08/24 ..... 103 104
UG991200927UG, 29.49%, 11/08/24 ..... 208 211
UG991208389UG, 29.49%, 11/08/24 ..... – –
UG991020973UG, Zero Cpn, 11/09/24 ... 1,042 72
UG991056862UG, Zero Cpn, 11/09/24 ... 1,664 116
UG991137626UG, Zero Cpn, 11/09/24 ... 162 11
UG991214861UG, Zero Cpn, 11/09/24 ... 335 23
UG991216434UG, Zero Cpn, 11/09/24 ... 136 9
UG991039862UG, 14.98%, 11/09/24 ..... 798 798
UG991032070UG, 16.99%, 11/09/24 ..... 225 229
UG991037178UG, 16.99%, 11/09/24 ..... 441 450
UG991107359UG, 17.99%, 11/09/24 ..... 301 301
UG991043681UG, 19.21%, 11/09/24 ..... 1,124 1,137
UG991104757UG, 19.21%, 11/09/24 ..... 245 245
UG991017861UG, 19.8%, 11/09/24 ...... 90 92
UG991213119UG, 19.99%, 11/09/24 ..... 94 98
UG991014881UG, 20.46%, 11/09/24 ..... 1,077 242
UG991015912UG, 20.97%, 11/09/24 ..... 588 585
UG991064904UG, 20.97%, 11/09/24 ..... 1,016 1,027
UG991217068UG, 21.46%, 11/09/24 ..... 341 242
UG991036234UG, 21.98%, 11/09/24 ..... 307 305
UG991214327UG, 21.98%, 11/09/24 ..... 175 178
UG991015386UG, 22.97%, 11/09/24 ..... 611 604
UG991015291UG, 23.95%, 11/09/24 ..... 12 12
UG991207204UG, 27.99%, 11/09/24 ..... 73 74
UG991014627UG, 28.98%, 11/09/24 ..... 343 356
UG991021150UG, 28.98%, 11/09/24 ..... 227 238
UG991024150UG, 28.98%, 11/09/24 ..... 444 455
UG991024317UG, 28.98%, 11/09/24 ..... 265 269
UG991024437UG, 28.98%, 11/09/24 ..... 476 498
UG991036639UG, 28.98%, 11/09/24 ..... 386 391
UG991048693UG, 28.98%, 11/09/24 ..... 509 531
UG991050918UG, 28.98%, 11/09/24 ..... 508 532
UG991066590UG, 28.98%, 11/09/24 ..... 407 416
UG991067435UG, 28.98%, 11/09/24 ..... 389 407
UG991070859UG, 28.98%, 11/09/24 ..... 81 82
UG991109146UG, 28.98%, 11/09/24 ..... 522 529
UG991190864UG, 28.98%, 11/09/24 ..... 203 45
UG991201969UG, 28.98%, 11/09/24 ..... 188 195
UG991209121UG, 28.98%, 11/09/24 ..... 129 10
UG991213946UG, 28.98%, 11/09/24 ..... 94 97
UG991215028UG, 28.98%, 11/09/24 ..... 628 647

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991215951UG, 28.98%, 11/09/24 ..... $ 628 $ 650
UG991016205UG, 29.49%, 11/09/24 ..... 865 863
UG991016307UG, 29.49%, 11/09/24 ..... 235 247
UG991017635UG, 29.49%, 11/09/24 ..... 1,492 347
UG991023572UG, 29.49%, 11/09/24 ..... 2 2
UG991023718UG, 29.49%, 11/09/24 ..... – –
UG991032314UG, 29.49%, 11/09/24 ..... 541 555
UG991032461UG, 29.49%, 11/09/24 ..... 202 211
UG991051385UG, 29.49%, 11/09/24 ..... 95 22
UG991053848UG, 29.49%, 11/09/24 ..... 298 37
UG991057649UG, 29.49%, 11/09/24 ..... 297 297
UG991057701UG, 29.49%, 11/09/24 ..... 420 442
UG991066794UG, 29.49%, 11/09/24 ..... 170 12
UG991067737UG, 29.49%, 11/09/24 ..... 13 13
UG991075118UG, 29.49%, 11/09/24 ..... 1,393 1,454
UG991076041UG, 29.49%, 11/09/24 ..... 177 183
UG991086223UG, 29.49%, 11/09/24 ..... 8 3
UG991088136UG, 29.49%, 11/09/24 ..... 97 96
UG991107819UG, 29.49%, 11/09/24 ..... 21 3
UG991130666UG, 29.49%, 11/09/24 ..... 146 144
UG991139880UG, 29.49%, 11/09/24 ..... 187 194
UG991143330UG, 29.49%, 11/09/24 ..... – –
UG991148011UG, 29.49%, 11/09/24 ..... 45 46
UG991171418UG, 29.49%, 11/09/24 ..... 132 138
UG991172077UG, 29.49%, 11/09/24 ..... 514 (28)
UG991206923UG, 29.49%, 11/09/24 ..... 88 92
UG991213890UG, 29.49%, 11/09/24 ..... 121 28
UG991215398UG, 29.49%, 11/09/24 ..... 241 249
UG991025347UG, Zero Cpn, 11/10/24 ... 127 9
UG991026735UG, Zero Cpn, 11/10/24 ... 227 16
UG991058444UG, Zero Cpn, 11/10/24 ... 1,245 86
UG991126362UG, Zero Cpn, 11/10/24 ... 395 27
UG991215892UG, Zero Cpn, 11/10/24 ... 447 31
UG991224383UG, Zero Cpn, 11/10/24 ... 817 56
UG991064938UG, 15.97%, 11/10/24 ..... 213 218
UG991065102UG, 15.97%, 11/10/24 ..... 389 389
UG991104046UG, 15.97%, 11/10/24 ..... 206 205
UG991129317UG, 15.97%, 11/10/24 ..... 4,309 4,369
UG991171941UG, 15.97%, 11/10/24 ..... 2,118 2,108
UG991022677UG, 18.97%, 11/10/24 ..... 910 929
UG991170027UG, 18.97%, 11/10/24 ..... 223 226
UG991224324UG, 18.97%, 11/10/24 ..... 338 334
UG991045857UG, 19.21%, 11/10/24 ..... – –
UG991034507UG, 19.8%, 11/10/24 ...... 3,951 4,008
UG991020976UG, 19.99%, 11/10/24 ..... 361 363
UG991023319UG, 19.99%, 11/10/24 ..... 361 374
UG991029759UG, 19.99%, 11/10/24 ..... 140 142
UG991040584UG, 19.99%, 11/10/24 ..... 88 11
UG991072413UG, 19.99%, 11/10/24 ..... 145 150
UG991167380UG, 19.99%, 11/10/24 ..... 310 22
UG991175759UG, 19.99%, 11/10/24 ..... 7 7
UG991215937UG, 19.99%, 11/10/24 ..... 479 496
UG991026082UG, 20.46%, 11/10/24 ..... 183 182
UG991211771UG, 21.46%, 11/10/24 ..... 46 47
UG991216720UG, 21.46%, 11/10/24 ..... 7,244 7,338
UG991023237UG, 21.97%, 11/10/24 ..... 231 231
UG991026806UG, 21.98%, 11/10/24 ..... 165 167
UG991021583UG, 22.97%, 11/10/24 ..... 423 423
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991062365UG, 24.95%, 11/10/24 ..... $ 279 $ 268
UG991137901UG, 25.95%, 11/10/24 ..... 191 (7)
UG991146323UG, 25.95%, 11/10/24 ..... 5 5
UG991055480UG, 27.99%, 11/10/24 ..... 126 132
UG991020520UG, 28.98%, 11/10/24 ..... 132 133
UG991021327UG, 28.98%, 11/10/24 ..... 153 157
UG991022344UG, 28.98%, 11/10/24 ..... 310 309
UG991022916UG, 28.98%, 11/10/24 ..... 236 235
UG991022961UG, 28.98%, 11/10/24 ..... 205 208
UG991026665UG, 28.98%, 11/10/24 ..... 363 67
UG991026874UG, 28.98%, 11/10/24 ..... 38 37
UG991033626UG, 28.98%, 11/10/24 ..... 106 111
UG991037607UG, 28.98%, 11/10/24 ..... 107 77
UG991039743UG, 28.98%, 11/10/24 ..... 83 84
UG991044464UG, 28.98%, 11/10/24 ..... 66 69
UG991054408UG, 28.98%, 11/10/24 ..... 676 150
UG991080210UG, 28.98%, 11/10/24 ..... 290 211
UG991103426UG, 28.98%, 11/10/24 ..... 104 108
UG991108419UG, 28.98%, 11/10/24 ..... 120 80
UG991113610UG, 28.98%, 11/10/24 ..... 893 (29)
UG991130087UG, 28.98%, 11/10/24 ..... 163 169
UG991198564UG, 28.98%, 11/10/24 ..... 12 2
UG991203709UG, 28.98%, 11/10/24 ..... 88 90
UG991203855UG, 28.98%, 11/10/24 ..... 199 206
UG991216706UG, 28.98%, 11/10/24 ..... – –
UG991022193UG, 29.49%, 11/10/24 ..... 534 550
UG991022815UG, 29.49%, 11/10/24 ..... 11 10
UG991023261UG, 29.49%, 11/10/24 ..... 482 483
UG991030343UG, 29.49%, 11/10/24 ..... 493 506
UG991050872UG, 29.49%, 11/10/24 ..... 35 36
UG991054015UG, 29.49%, 11/10/24 ..... 494 517
UG991054206UG, 29.49%, 11/10/24 ..... 371 (15)
UG991056370UG, 29.49%, 11/10/24 ..... 68 71
UG991066375UG, 29.49%, 11/10/24 ..... 271 276
UG991066723UG, 29.49%, 11/10/24 ..... 251 255
UG991069463UG, 29.49%, 11/10/24 ..... 110 (1)
UG991079386UG, 29.49%, 11/10/24 ..... 33 33
UG991100707UG, 29.49%, 11/10/24 ..... 339 352
UG991108267UG, 29.49%, 11/10/24 ..... 190 195
UG991160546UG, 29.49%, 11/10/24 ..... 529 533
UG991189830UG, 29.49%, 11/10/24 ..... 59 61
UG991205598UG, 29.49%, 11/10/24 ..... 179 43
UG991207636UG, 29.49%, 11/10/24 ..... 393 395
UG991216288UG, 29.49%, 11/10/24 ..... 109 26
UG991029833UG, Zero Cpn, 11/11/24 ... 107 7
UG991032871UG, Zero Cpn, 11/11/24 ... 128 9
UG991034619UG, Zero Cpn, 11/11/24 ... 317 22
UG991037733UG, Zero Cpn, 11/11/24 ... 1 –
UG991057097UG, Zero Cpn, 11/11/24 ... 190 13
UG991059969UG, Zero Cpn, 11/11/24 ... 190 13
UG991065705UG, Zero Cpn, 11/11/24 ... 231 16
UG991073100UG, Zero Cpn, 11/11/24 ... 236 16
UG991073326UG, Zero Cpn, 11/11/24 ... 1,046 72
UG991087016UG, Zero Cpn, 11/11/24 ... 766 53
UG991093484UG, Zero Cpn, 11/11/24 ... 84 6
UG991114764UG, Zero Cpn, 11/11/24 .... 426 30
UG991123639UG, Zero Cpn, 11/11/24 ... 105 7
UG991165672UG, Zero Cpn, 11/11/24 ... 445 31

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991218087UG, Zero Cpn, 11/11/24 ... $ 53 $ 4
UG991042328UG, 14.98%, 11/11/24 ..... 815 833
UG991132695UG, 15%, 11/11/24 ....... 1,453 1,484
UG991070425UG, 15.97%, 11/11/24 ..... 86 88
UG991080741UG, 15.97%, 11/11/24 ..... 884 904
UG991065340UG, 16.99%, 11/11/24 ..... 756 767
UG991225418UG, 16.99%, 11/11/24 ..... 584 581
UG991033893UG, 17.97%, 11/11/24 ..... 408 406
UG991033250UG, 17.99%, 11/11/24 ..... 492 492
UG991043832UG, 17.99%, 11/11/24 ..... 68 68
UG991079063UG, 17.99%, 11/11/24 ..... 143 142
UG991099988UG, 17.99%, 11/11/24 ..... 111 111
UG991108417UG, 17.99%, 11/11/24 ..... 35 35
UG991031698UG, 18.97%, 11/11/24 ..... 25 25
UG991036433UG, 18.97%, 11/11/24 ..... 128 127
UG991044359UG, 18.97%, 11/11/24 ..... 173 177
UG991097430UG, 18.97%, 11/11/24 ..... 391 389
UG991104909UG, 18.97%, 11/11/24 ..... 565 558
UG991135808UG, 18.97%, 11/11/24 ..... 147 147
UG991148541UG, 18.97%, 11/11/24 ..... 239 244
UG991031272UG, 19.21%, 11/11/24 ..... 852 869
UG991069631UG, 19.21%, 11/11/24 ..... 82 83
UG991119597UG, 19.21%, 11/11/24 ..... 455 465
UG991184036UG, 19.21%, 11/11/24 ..... 137 137
UG991095162UG, 19.46%, 11/11/24 ..... 1,316 1,314
UG991030105UG, 19.8%, 11/11/24 ...... 70 70
UG991037339UG, 19.8%, 11/11/24 ...... 988 982
UG991063208UG, 19.8%, 11/11/24 ...... 440 30
UG991080931UG, 19.8%, 11/11/24 ...... 225 225
UG991090906UG, 19.8%, 11/11/24 ...... – –
UG991135236UG, 19.8%, 11/11/24 ...... 1,194 1,220
UG991024759UG, 19.99%, 11/11/24 ..... 275 280
UG991025619UG, 19.99%, 11/11/24 ..... 74 75
UG991027149UG, 19.99%, 11/11/24 ..... 172 175
UG991030107UG, 19.99%, 11/11/24 ..... 1,469 1,531
UG991030291UG, 19.99%, 11/11/24 ..... 749 785
UG991035914UG, 19.99%, 11/11/24 ..... 240 249
UG991049873UG, 19.99%, 11/11/24 ..... 900 943
UG991105048UG, 19.99%, 11/11/24 ..... 109 113
UG991108215UG, 19.99%, 11/11/24 ..... 464 486
UG991115949UG, 19.99%, 11/11/24 ..... 181 189
UG991117587UG, 19.99%, 11/11/24 ..... 204 48
UG991134848UG, 19.99%, 11/11/24 ..... 334 349
UG991148839UG, 19.99%, 11/11/24 ..... 598 626
UG991174012UG, 19.99%, 11/11/24 ..... 252 264
UG991181923UG, 19.99%, 11/11/24 ..... 699 724
UG991034527UG, 20.46%, 11/11/24 ..... 1,216 1,242
UG991063618UG, 20.46%, 11/11/24 ..... 409 409
UG991149259UG, 20.46%, 11/11/24 ..... 1,207 1,234
UG991167644UG, 20.46%, 11/11/24 ..... 570 582
UG991029731UG, 20.97%, 11/11/24 ..... 1,587 1,623
UG991066829UG, 20.97%, 11/11/24 ..... 188 133
UG991090708UG, 20.97%, 11/11/24 ..... 220 220
UG991126570UG, 20.97%, 11/11/24 ..... 1,160 1,186
UG991166977UG, 20.97%, 11/11/24 ..... 450 105
UG991025029UG, 21.46%, 11/11/24 ..... 253 257
UG991044553UG, 21.46%, 11/11/24 ..... 471 (9)
UG991066846UG, 21.46%, 11/11/24 ..... 337 335
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991094568UG, 21.46%, 11/11/24 ..... $ 802 $ 64
UG991104833UG, 21.46%, 11/11/24 ..... 75 (1)
UG991139420UG, 21.46%, 11/11/24 ..... 269 270
UG991141383UG, 21.46%, 11/11/24 ..... 182 186
UG991026361UG, 21.98%, 11/11/24 ..... 931 937
UG991048924UG, 21.98%, 11/11/24 ..... 823 837
UG991050845UG, 21.98%, 11/11/24 ..... 200 204
UG991159028UG, 21.98%, 11/11/24 ..... 562 362
UG991187665UG, 21.98%, 11/11/24 ..... 300 304
UG991197071UG, 21.98%, 11/11/24 ..... 226 48
UG991217106UG, 21.98%, 11/11/24 ..... 297 301
UG991125236UG, 22.48%, 11/11/24 ..... 359 348
UG991053429UG, 22.95%, 11/11/24 ..... 82 74
UG991058286UG, 22.95%, 11/11/24 ..... 802 802
UG991145971UG, 22.97%, 11/11/24 ..... 36 36
UG991098718UG, 23.95%, 11/11/24 ..... 528 529
UG991166851UG, 23.95%, 11/11/24 ..... 111 111
UG991037747UG, 24.95%, 11/11/24 ..... 656 656
UG991097256UG, 25.94%, 11/11/24 ..... 390 399
UG991098171UG, 25.94%, 11/11/24 ..... 192 197
UG991080911UG, 25.95%, 11/11/24 ..... 355 363
UG991177584UG, 25.95%, 11/11/24 ..... 451 457
UG991069043UG, 26.49%, 11/11/24 ..... 263 184
UG991029732UG, 27.99%, 11/11/24 ..... 2,528 2,650
UG991029735UG, 27.99%, 11/11/24 ..... 140 147
UG991048527UG, 27.99%, 11/11/24 ..... 446 468
UG991123731UG, 27.99%, 11/11/24 ..... 70 73
UG991024644UG, 28.98%, 11/11/24 ..... 223 233
UG991024878UG, 28.98%, 11/11/24 ..... 418 438
UG991025217UG, 28.98%, 11/11/24 ..... 34 35
UG991026011UG, 28.98%, 11/11/24 ..... 108 8
UG991026090UG, 28.98%, 11/11/24 ..... 194 203
UG991026911UG, 28.98%, 11/11/24 ..... 42 43
UG991030570UG, 28.98%, 11/11/24 ..... 103 29
UG991032710UG, 28.98%, 11/11/24 ..... 111 113
UG991033906UG, 28.98%, 11/11/24 ..... 94 96
UG991034034UG, 28.98%, 11/11/24 ..... 56 8
UG991034495UG, 28.98%, 11/11/24 ..... 112 118
UG991036245UG, 28.98%, 11/11/24 ..... 75 77
UG991036674UG, 28.98%, 11/11/24 ..... 175 184
UG991037303UG, 28.98%, 11/11/24 ..... 43 44
UG991038306UG, 28.98%, 11/11/24 ..... 81 81
UG991040917UG, 28.98%, 11/11/24 ..... 127 133
UG991043862UG, 28.98%, 11/11/24 ..... 2,184 (88)
UG991044613UG, 28.98%, 11/11/24 ..... 358 366
UG991045675UG, 28.98%, 11/11/24 ..... 173 181
UG991047131UG, 28.98%, 11/11/24 ..... 10 10
UG991047937UG, 28.98%, 11/11/24 ..... 172 175
UG991049607UG, 28.98%, 11/11/24 ..... 305 21
UG991049893UG, 28.98%, 11/11/24 ..... 113 117
UG991051286UG, 28.98%, 11/11/24 ..... 219 229
UG991051867UG, 28.98%, 11/11/24 ..... 7 7
UG991052684UG, 28.98%, 11/11/24 ..... 142 149
UG991053400UG, 28.98%, 11/11/24 ..... 1,106 1,144
UG991054044UG, 28.98%, 11/11/24 ..... 46 47
UG991054718UG, 28.98%, 11/11/24 ..... 258 269
UG991054721UG, 28.98%, 11/11/24 ..... 1,892 1,939
UG991056457UG, 28.98%, 11/11/24 ..... 668 700

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991057928UG, 28.98%, 11/11/24 ..... $ 425 $ 445
UG991058079UG, 28.98%, 11/11/24 ..... 23 23
UG991059607UG, 28.98%, 11/11/24 ..... 262 274
UG991061718UG, 28.98%, 11/11/24 ..... 139 146
UG991062449UG, 28.98%, 11/11/24 ..... 122 127
UG991062713UG, 28.98%, 11/11/24 ..... 210 215
UG991070416UG, 28.98%, 11/11/24 ..... 103 105
UG991071245UG, 28.98%, 11/11/24 ..... 850 880
UG991071859UG, 28.98%, 11/11/24 ..... 160 167
UG991076272UG, 28.98%, 11/11/24 ..... 250 261
UG991076865UG, 28.98%, 11/11/24 ..... 75 78
UG991077608UG, 28.98%, 11/11/24 ..... 127 31
UG991078682UG, 28.98%, 11/11/24 ..... 938 982
UG991079069UG, 28.98%, 11/11/24 ..... 150 155
UG991080796UG, 28.98%, 11/11/24 ..... 348 365
UG991085565UG, 28.98%, 11/11/24 ..... 105 109
UG991087454UG, 28.98%, 11/11/24 ..... 153 157
UG991091995UG, 28.98%, 11/11/24 ..... 82 84
UG991094513UG, 28.98%, 11/11/24 ..... 2,869 3,005
UG991097574UG, 28.98%, 11/11/24 ..... 276 289
UG991100435UG, 28.98%, 11/11/24 ..... 17 17
UG991104322UG, 28.98%, 11/11/24 ..... 140 146
UG991106885UG, 28.98%, 11/11/24 ..... 46 47
UG991120675UG, 28.98%, 11/11/24 ..... 314 329
UG991124008UG, 28.98%, 11/11/24 ..... 92 96
UG991128202UG, 28.98%, 11/11/24 ..... 233 243
UG991132545UG, 28.98%, 11/11/24 ..... 248 259
UG991132831UG, 28.98%, 11/11/24 ..... 305 309
UG991144617UG, 28.98%, 11/11/24 ..... 109 110
UG991149570UG, 28.98%, 11/11/24 ..... 380 395
UG991151147UG, 28.98%, 11/11/24 ..... 1,025 1,034
UG991153131UG, 28.98%, 11/11/24 ..... 14 14
UG991164690UG, 28.98%, 11/11/24 ..... 153 161
UG991167348UG, 28.98%, 11/11/24 ..... 139 144
UG991167851UG, 28.98%, 11/11/24 ..... 126 131
UG991170640UG, 28.98%, 11/11/24 ..... 10 10
UG991171146UG, 28.98%, 11/11/24 ..... 149 150
UG991171156UG, 28.98%, 11/11/24 ..... 75 75
UG991173041UG, 28.98%, 11/11/24 ..... 66 68
UG991175878UG, 28.98%, 11/11/24 ..... 70 70
UG991176698UG, 28.98%, 11/11/24 ..... 18 18
UG991178953UG, 28.98%, 11/11/24 ..... 102 106
UG991180529UG, 28.98%, 11/11/24 ..... 80 82
UG991182117UG, 28.98%, 11/11/24 ..... 164 168
UG991195039UG, 28.98%, 11/11/24 ..... 344 356
UG991196736UG, 28.98%, 11/11/24 ..... 219 28
UG991197445UG, 28.98%, 11/11/24 ..... 2,079 2,155
UG991201385UG, 28.98%, 11/11/24 ..... 182 137
UG991214495UG, 28.98%, 11/11/24 ..... 242 250
UG991024882UG, 29.49%, 11/11/24 ..... 165 171
UG991025986UG, 29.49%, 11/11/24 ..... 64 64
UG991026021UG, 29.49%, 11/11/24 ..... 471 494
UG991026609UG, 29.49%, 11/11/24 ..... 19 19
UG991026611UG, 29.49%, 11/11/24 ..... 270 19
UG991026664UG, 29.49%, 11/11/24 ..... 213 222
UG991029636UG, 29.49%, 11/11/24 ..... 960 1,007
UG991029650UG, 29.49%, 11/11/24 ..... 104 25
UG991029926UG, 29.49%, 11/11/24 ..... 261 (11)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991030862UG, 29.49%, 11/11/24 ..... $ 526 $ 390
UG991030974UG, 29.49%, 11/11/24 ..... 192 201
UG991031395UG, 29.49%, 11/11/24 ..... 95 73
UG991031396UG, 29.49%, 11/11/24 ..... 62 65
UG991031493UG, 29.49%, 11/11/24 ..... 145 153
UG991031741UG, 29.49%, 11/11/24 ..... 65 69
UG991032286UG, 29.49%, 11/11/24 ..... 12 12
UG991032433UG, 29.49%, 11/11/24 ..... 298 312
UG991032529UG, 29.49%, 11/11/24 ..... 8 8
UG991033194UG, 29.49%, 11/11/24 ..... 49 50
UG991033984UG, 29.49%, 11/11/24 ..... 550 577
UG991037518UG, 29.49%, 11/11/24 ..... 146 153
UG991038962UG, 29.49%, 11/11/24 ..... 106 111
UG991039519UG, 29.49%, 11/11/24 ..... 147 149
UG991039534UG, 29.49%, 11/11/24 ..... 388 388
UG991039964UG, 29.49%, 11/11/24 ..... 591 80
UG991040377UG, 29.49%, 11/11/24 ..... 49 51
UG991041612UG, 29.49%, 11/11/24 ..... 1,930 2,046
UG991043474UG, 29.49%, 11/11/24 ..... 374 393
UG991044198UG, 29.49%, 11/11/24 ..... 29 30
UG991044948UG, 29.49%, 11/11/24 ..... 121 126
UG991046828UG, 29.49%, 11/11/24 ..... 139 35
UG991048387UG, 29.49%, 11/11/24 ..... 581 430
UG991048668UG, 29.49%, 11/11/24 ..... 1,685 1,773
UG991048724UG, 29.49%, 11/11/24 ..... 166 41
UG991051905UG, 29.49%, 11/11/24 ..... 194 193
UG991052158UG, 29.49%, 11/11/24 ..... 44 45
UG991052618UG, 29.49%, 11/11/24 ..... 1,238 1,309
UG991053274UG, 29.49%, 11/11/24 ..... 420 433
UG991055838UG, 29.49%, 11/11/24 ..... 165 167
UG991057411UG, 29.49%, 11/11/24 ..... 86 90
UG991057605UG, 29.49%, 11/11/24 ..... 28 28
UG991059092UG, 29.49%, 11/11/24 ..... 312 312
UG991060500UG, 29.49%, 11/11/24 ..... 66 5
UG991061585UG, 29.49%, 11/11/24 ..... 22 22
UG991062394UG, 29.49%, 11/11/24 ..... 697 715
UG991062532UG, 29.49%, 11/11/24 ..... 111 112
UG991062627UG, 29.49%, 11/11/24 ..... 325 331
UG991062748UG, 29.49%, 11/11/24 ..... 427 448
UG991062995UG, 29.49%, 11/11/24 ..... 125 131
UG991063512UG, 29.49%, 11/11/24 ..... 1,474 1,530
UG991067434UG, 29.49%, 11/11/24 ..... 442 464
UG991067458UG, 29.49%, 11/11/24 ..... 317 334
UG991069527UG, 29.49%, 11/11/24 ..... 282 292
UG991070132UG, 29.49%, 11/11/24 ..... 36 37
UG991070297UG, 29.49%, 11/11/24 ..... 208 213
UG991071715UG, 29.49%, 11/11/24 ..... 60 62
UG991072390UG, 29.49%, 11/11/24 ..... 732 541
UG991072862UG, 29.49%, 11/11/24 ..... 1,494 104
UG991074295UG, 29.49%, 11/11/24 ..... 190 47
UG991074770UG, 29.49%, 11/11/24 ..... 156 157
UG991076554UG, 29.49%, 11/11/24 ..... 863 195
UG991079129UG, 29.49%, 11/11/24 ..... 203 205
UG991081009UG, 29.49%, 11/11/24 ..... – –
UG991081273UG, 29.49%, 11/11/24 ..... 127 134
UG991084245UG, 29.49%, 11/11/24 ..... 68 33
UG991085994UG, 29.49%, 11/11/24 ..... 317 332
UG991086224UG, 29.49%, 11/11/24 ..... 88 90

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991087089UG, 29.49%, 11/11/24 ..... $ 384 $ 403
UG991089870UG, 29.49%, 11/11/24 ..... 624 645
UG991091062UG, 29.49%, 11/11/24 ..... 182 192
UG991092922UG, 29.49%, 11/11/24 ..... 133 135
UG991093390UG, 29.49%, 11/11/24 ..... 453 316
UG991097673UG, 29.49%, 11/11/24 ..... 84 89
UG991102456UG, 29.49%, 11/11/24 ..... 574 602
UG991105317UG, 29.49%, 11/11/24 ..... 16 16
UG991105795UG, 29.49%, 11/11/24 ..... 282 208
UG991106129UG, 29.49%, 11/11/24 ..... 39 40
UG991111641UG, 29.49%, 11/11/24 ..... 32 32
UG991113486UG, 29.49%, 11/11/24 ..... 179 183
UG991113621UG, 29.49%, 11/11/24 ..... 992 1,033
UG991115785UG, 29.49%, 11/11/24 ..... 1,233 1,291
UG991119988UG, 29.49%, 11/11/24 ..... 89 94
UG991120196UG, 29.49%, 11/11/24 ..... 119 126
UG991120336UG, 29.49%, 11/11/24 ..... 319 334
UG991121030UG, 29.49%, 11/11/24 ..... 238 249
UG991121979UG, 29.49%, 11/11/24 ..... 27 5
UG991126785UG, 29.49%, 11/11/24 ..... 132 32
UG991128140UG, 29.49%, 11/11/24 ..... 126 133
UG991129046UG, 29.49%, 11/11/24 ..... 287 301
UG991130897UG, 29.49%, 11/11/24 ..... 94 96
UG991134268UG, 29.49%, 11/11/24 ..... 239 176
UG991138007UG, 29.49%, 11/11/24 ..... 278 287
UG991141828UG, 29.49%, 11/11/24 ..... 24 24
UG991147262UG, 29.49%, 11/11/24 ..... 230 235
UG991147507UG, 29.49%, 11/11/24 ..... 7 7
UG991148254UG, 29.49%, 11/11/24 ..... 379 (7)
UG991152299UG, 29.49%, 11/11/24 ..... 118 120
UG991154718UG, 29.49%, 11/11/24 ..... 2,135 146
UG991160825UG, 29.49%, 11/11/24 ..... 65 67
UG991161751UG, 29.49%, 11/11/24 ..... 158 166
UG991162321UG, 29.49%, 11/11/24 ..... 149 155
UG991166506UG, 29.49%, 11/11/24 ..... 143 143
UG991169498UG, 29.49%, 11/11/24 ..... 24 25
UG991169853UG, 29.49%, 11/11/24 ..... 132 32
UG991175105UG, 29.49%, 11/11/24 ..... 43 45
UG991176071UG, 29.49%, 11/11/24 ..... 221 (11)
UG991182431UG, 29.49%, 11/11/24 ..... 307 20
UG991191286UG, 29.49%, 11/11/24 ..... 111 115
UG991192289UG, 29.49%, 11/11/24 ..... 91 91
UG991197313UG, 29.49%, 11/11/24 ..... 166 40
UG991204233UG, 29.49%, 11/11/24 ..... 21 21
UG991213839UG, 29.49%, 11/11/24 ..... 118 8
UG991214645UG, 29.49%, 11/11/24 ..... 252 261
UG991217280UG, 29.49%, 11/11/24 ..... 630 655
UG991044475UG, Zero Cpn, 11/12/24 ... 455 31
UG991096421UG, Zero Cpn, 11/12/24 ... 99 7
UG991148374UG, Zero Cpn, 11/12/24 ... 271 19
UG991235754UG, Zero Cpn, 11/12/24 ... 764 53
UG991042459UG, 14%, 11/12/24 ....... 5,824 5,829
UG991036968UG, 14.97%, 11/12/24 ..... 3,052 3,054
UG991036334UG, 14.98%, 11/12/24 ..... 115 115
UG991043719UG, 14.98%, 11/12/24 ..... 609 609
UG991036209UG, 15%, 11/12/24 ....... 4,098 4,099
UG991041203UG, 15%, 11/12/24 ....... 1,007 235
UG991046765UG, 15.97%, 11/12/24 ..... 154 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991049725UG, 15.97%, 11/12/24 ..... $ 413 $ 408
UG991060717UG, 15.97%, 11/12/24 ..... 219 142
UG991120791UG, 15.97%, 11/12/24 ..... 1,701 314
UG991038725UG, 15.99%, 11/12/24 ..... 50 9
UG991042437UG, 15.99%, 11/12/24 ..... 2,949 2,950
UG991130973UG, 15.99%, 11/12/24 ..... 3,249 3,251
UG991035103UG, 16.99%, 11/12/24 ..... 1,172 1,172
UG991037894UG, 16.99%, 11/12/24 ..... 286 286
UG991046838UG, 16.99%, 11/12/24 ..... 279 33
UG991050028UG, 16.99%, 11/12/24 ..... 235 235
UG991214646UG, 16.99%, 11/12/24 ..... 780 779
UG991042011UG, 17.21%, 11/12/24 ..... 3,040 226
UG991039148UG, 17.97%, 11/12/24 ..... 6,493 6,495
UG991041313UG, 17.97%, 11/12/24 ..... 4,366 4,368
UG991034794UG, 17.99%, 11/12/24 ..... 780 780
UG991042430UG, 17.99%, 11/12/24 ..... 2,546 2,543
UG991089727UG, 17.99%, 11/12/24 ..... 6,011 5,900
UG991217835UG, 17.99%, 11/12/24 ..... 592 589
UG991038677UG, 18.21%, 11/12/24 ..... 4,320 4,322
UG991167075UG, 18.21%, 11/12/24 ..... 1,487 1,488
UG991033351UG, 18.97%, 11/12/24 ..... 19 19
UG991034560UG, 18.97%, 11/12/24 ..... 181 181
UG991036429UG, 18.97%, 11/12/24 ..... 399 399
UG991038296UG, 18.97%, 11/12/24 ..... 196 196
UG991043248UG, 18.97%, 11/12/24 ..... 133 133
UG991043614UG, 18.97%, 11/12/24 ..... 577 577
UG991046047UG, 18.97%, 11/12/24 ..... 281 282
UG991135510UG, 18.97%, 11/12/24 ..... 359 359
UG991149515UG, 18.97%, 11/12/24 ..... 519 518
UG991166787UG, 18.97%, 11/12/24 ..... 2,471 2,456
UG991229420UG, 18.97%, 11/12/24 ..... 381 379
UG991039912UG, 19.21%, 11/12/24 ..... 193 193
UG991043544UG, 19.21%, 11/12/24 ..... 59 59
UG991055412UG, 19.21%, 11/12/24 ..... 1,863 1,864
UG991077162UG, 19.21%, 11/12/24 ..... 630 623
UG991089256UG, 19.21%, 11/12/24 ..... 14 13
UG991120756UG, 19.21%, 11/12/24 ..... 3,003 3,004
UG991124710UG, 19.46%, 11/12/24 ..... 1,271 15
UG991039753UG, 19.8%, 11/12/24 ...... 499 498
UG991092557UG, 19.8%, 11/12/24 ...... 58 58
UG991196590UG, 19.8%, 11/12/24 ...... 180 179
UG991217186UG, 19.8%, 11/12/24 ...... 4 4
UG991032173UG, 20.46%, 11/12/24 ..... 279 277
UG991037582UG, 20.46%, 11/12/24 ..... 9 9
UG991040953UG, 20.46%, 11/12/24 ..... 786 786
UG991042127UG, 20.46%, 11/12/24 ..... 1,195 1,196
UG991046754UG, 20.46%, 11/12/24 ..... 2,228 553
UG991058413UG, 20.46%, 11/12/24 ..... 644 144
UG991085590UG, 20.46%, 11/12/24 ..... 612 612
UG991094480UG, 20.46%, 11/12/24 ..... 242 243
UG991129109UG, 20.46%, 11/12/24 ..... 293 292
UG991163006UG, 20.46%, 11/12/24 ..... 294 292
UG991196098UG, 20.46%, 11/12/24 ..... 129 128
UG991224739UG, 20.46%, 11/12/24 ..... 112 112
UG991234666UG, 20.46%, 11/12/24 ..... 71 70
UG991032939UG, 20.97%, 11/12/24 ..... 931 927
UG991039115UG, 20.97%, 11/12/24 ..... 1,232 1,227
UG991043019UG, 20.97%, 11/12/24 ..... 49 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991070100UG, 20.97%, 11/12/24 ..... $ 141 $ 16
UG991106317UG, 20.97%, 11/12/24 ..... 392 392
UG991215378UG, 20.97%, 11/12/24 ..... 602 598
UG991033130UG, 21.46%, 11/12/24 ..... 8 8
UG991036161UG, 21.46%, 11/12/24 ..... 3,316 3,318
UG991036670UG, 21.46%, 11/12/24 ..... 1,740 (21)
UG991047526UG, 21.46%, 11/12/24 ..... 551 551
UG991057765UG, 21.46%, 11/12/24 ..... 123 123
UG991072361UG, 21.46%, 11/12/24 ..... 479 479
UG991072869UG, 21.46%, 11/12/24 ..... 133 133
UG991086819UG, 21.46%, 11/12/24 ..... 823 824
UG991106833UG, 21.46%, 11/12/24 ..... 476 473
UG991130390UG, 21.46%, 11/12/24 ..... 161 160
UG991149555UG, 21.46%, 11/12/24 ..... 607 608
UG991154332UG, 21.46%, 11/12/24 ..... 1,711 1,694
UG991167965UG, 21.46%, 11/12/24 ..... 1,210 1,211
UG991226484UG, 21.46%, 11/12/24 ..... 579 575
UG991036128UG, 21.98%, 11/12/24 ..... 51 50
UG991046804UG, 21.98%, 11/12/24 ..... 908 905
UG991121938UG, 21.98%, 11/12/24 ..... 297 296
UG991131569UG, 21.98%, 11/12/24 ..... 284 284
UG991217398UG, 21.98%, 11/12/24 ..... 316 71
UG991224208UG, 21.98%, 11/12/24 ..... 206 205
UG991039683UG, 22.95%, 11/12/24 ..... 126 126
UG991067098UG, 22.95%, 11/12/24 ..... 390 389
UG991032017UG, 22.97%, 11/12/24 ..... 466 (7)
UG991039746UG, 22.97%, 11/12/24 ..... 389 387
UG991222051UG, 22.97%, 11/12/24 ..... 187 186
UG991033516UG, 23.95%, 11/12/24 ..... 1,577 1,575
UG991072416UG, 23.95%, 11/12/24 ..... 1,341 166
UG991083227UG, 23.95%, 11/12/24 ..... 124 124
UG991085164UG, 23.95%, 11/12/24 ..... 18 18
UG991101210UG, 25.94%, 11/12/24 ..... 4 4
UG991103112UG, 25.95%, 11/12/24 ..... 452 451
UG991149520UG, 25.95%, 11/12/24 ..... 623 624
UG991183694UG, 25.95%, 11/12/24 ..... 122 120
UG991037516UG, 26.94%, 11/12/24 ..... 222 220
UG991039659UG, 26.94%, 11/12/24 ..... 84 83
UG991059570UG, 26.94%, 11/12/24 ..... 194 191
UG991039412UG, Zero Cpn, 11/13/24 ... 443 31
UG991191064UG, Zero Cpn, 11/13/24 ... 75 5
UG991043576UG, 18.97%, 11/13/24 ..... 1 –
UG991054425UG, 18.97%, 11/13/24 ..... 149 148
UG991061940UG, 18.97%, 11/13/24 ..... 1,296 4
UG991092009UG, 18.97%, 11/13/24 ..... 1,074 1,055
UG991096631UG, 18.97%, 11/13/24 ..... 429 298
UG991119492UG, 18.97%, 11/13/24 ..... 1,500 1,501
UG991141427UG, 18.97%, 11/13/24 ..... 83 83
UG991225078UG, 18.97%, 11/13/24 ..... 397 27
UG991043828UG, 19.21%, 11/13/24 ..... 87 87
UG991053667UG, 19.21%, 11/13/24 ..... 1,158 1,155
UG991053798UG, 19.21%, 11/13/24 ..... 1,494 1,496
UG991058990UG, 19.21%, 11/13/24 ..... 352 78
UG991128162UG, 19.21%, 11/13/24 ..... 150 150
UG991158111UG, 19.21%, 11/13/24 ..... 3,412 813
UG991044384UG, 19.8%, 11/13/24 ...... 460 461
UG991045601UG, 19.8%, 11/13/24 ...... – –
UG991051776UG, 19.8%, 11/13/24 ...... 374 374
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991070292UG, 19.8%, 11/13/24 ...... $ 607 $ 598
UG991074550UG, 19.8%, 11/13/24 ...... 901 107
UG991135137UG, 19.8%, 11/13/24 ...... 534 531
UG991139982UG, 19.8%, 11/13/24 ...... 46 46
UG991182015UG, 19.8%, 11/13/24 ...... 57 57
UG991207669UG, 19.8%, 11/13/24 ...... 91 90
UG991239015UG, 19.8%, 11/13/24 ...... 100 100
UG991058306UG, 20.46%, 11/13/24 ..... 505 346
UG991118761UG, 20.97%, 11/13/24 ..... 242 237
UG991165286UG, 20.97%, 11/13/24 ..... 5 5
UG991042608UG, 21.46%, 11/13/24 ..... 420 418
UG991045113UG, 21.46%, 11/13/24 ..... 9 9
UG991053506UG, 21.46%, 11/13/24 ..... 24 25
UG991089124UG, 21.46%, 11/13/24 ..... 859 860
UG991094103UG, 21.46%, 11/13/24 ..... 611 611
UG991214954UG, 21.46%, 11/13/24 ..... 301 299
UG991122796UG, 21.97%, 11/13/24 ..... 13 13
UG991043243UG, 21.98%, 11/13/24 ..... 99 100
UG991065324UG, 21.98%, 11/13/24 ..... 700 87
UG991078122UG, 21.98%, 11/13/24 ..... 1,928 1,923
UG991109227UG, 21.98%, 11/13/24 ..... 9 9
UG991221586UG, 21.98%, 11/13/24 ..... 88 87
UG991045128UG, 22.97%, 11/13/24 ..... 33 33
UG991073136UG, 22.97%, 11/13/24 ..... 343 340
UG991081670UG, 22.97%, 11/13/24 ..... 331 332
UG991084697UG, 22.97%, 11/13/24 ..... 989 958
UG991147839UG, 22.97%, 11/13/24 ..... 583 583
UG991062210UG, 23.95%, 11/13/24 ..... 109 14
UG991197167UG, 23.95%, 11/13/24 ..... 135 17
UG991060635UG, 25.94%, 11/13/24 ..... 789 174
UG991120433UG, 25.95%, 11/13/24 ..... 626 626
UG991176572UG, 25.95%, 11/13/24 ..... 619 620
UG991047942UG, Zero Cpn, 11/14/24 ... 286 20
UG991053580UG, Zero Cpn, 11/14/24 ... 3 –
UG991197608UG, Zero Cpn, 11/14/24 ... 612 42
UG991165927UG, 18.8%, 11/14/24 ...... 78 78
UG991047941UG, 18.97%, 11/14/24 ..... 295 295
UG991060835UG, 18.97%, 11/14/24 ..... 268 267
UG991064005UG, 18.97%, 11/14/24 ..... 717 716
UG991081186UG, 18.97%, 11/14/24 ..... 1,617 1,618
UG991135967UG, 18.97%, 11/14/24 ..... 779 779
UG991147340UG, 18.97%, 11/14/24 ..... 961 958
UG991231578UG, 18.97%, 11/14/24 ..... 3,110 684
UG991052420UG, 19.21%, 11/14/24 ..... 312 312
UG991058880UG, 19.21%, 11/14/24 ..... 182 124
UG991065337UG, 19.21%, 11/14/24 ..... 74 74
UG991076720UG, 19.21%, 11/14/24 ..... 75 74
UG991115058UG, 19.21%, 11/14/24 ..... 128 127
UG991230067UG, 19.21%, 11/14/24 ..... 182 182
UG991186061UG, 19.8%, 11/14/24 ...... 307 307
UG991212892UG, 19.8%, 11/14/24 ...... 37 36
UG991247002UG, 19.8%, 11/14/24 ...... 320 73
UG991051184UG, 20.46%, 11/14/24 ..... 289 236
UG991067392UG, 20.46%, 11/14/24 ..... 36 36
UG991147993UG, 20.46%, 11/14/24 ..... 324 323
UG991176027UG, 20.46%, 11/14/24 ..... 50 49
UG991177227UG, 20.46%, 11/14/24 ..... 121 121
UG991194498UG, 20.46%, 11/14/24 ..... 25 25

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991052299UG, 20.97%, 11/14/24 ..... $ 669 $ 144
UG991068021UG, 20.97%, 11/14/24 ..... 87 87
UG991075171UG, 20.97%, 11/14/24 ..... 1,248 1,245
UG991133151UG, 20.97%, 11/14/24 ..... 560 550
UG991184846UG, 20.97%, 11/14/24 ..... 5 5
UG991232539UG, 20.97%, 11/14/24 ..... 190 187
UG991161778UG, 20.98%, 11/14/24 ..... 446 437
UG991053215UG, 21.46%, 11/14/24 ..... 112 112
UG991055566UG, 21.46%, 11/14/24 ..... 2,144 2,147
UG991061034UG, 21.46%, 11/14/24 ..... 362 361
UG991068618UG, 21.46%, 11/14/24 ..... 366 363
UG991119349UG, 21.46%, 11/14/24 ..... 629 628
UG991166904UG, 21.46%, 11/14/24 ..... 66 65
UG991184898UG, 21.46%, 11/14/24 ..... 1,118 1,096
UG991049974UG, 21.98%, 11/14/24 ..... 393 394
UG991084216UG, 21.98%, 11/14/24 ..... 699 697
UG991143542UG, 21.98%, 11/14/24 ..... 332 331
UG991247140UG, 21.98%, 11/14/24 ..... 112 111
UG991228703UG, 22.95%, 11/14/24 ..... 56 5
UG991060601UG, 22.97%, 11/14/24 ..... 236 236
UG991100853UG, 22.97%, 11/14/24 ..... 8 8
UG991163751UG, 22.97%, 11/14/24 ..... 189 189
UG991184091UG, 22.97%, 11/14/24 ..... 308 307
UG991224639UG, 22.97%, 11/14/24 ..... 259 257
UG991051831UG, 25.95%, 11/14/24 ..... 617 619
UG991063011UG, 25.95%, 11/14/24 ..... 20 3
UG991068096UG, 26.94%, 11/14/24 ..... 546 129
UG991088038UG, Zero Cpn, 11/15/24 ... 80 6
UG991104130UG, Zero Cpn, 11/15/24 ... 411 28
UG991115452UG, Zero Cpn, 11/15/24 ... 2,254 155
UG991062678UG, 18.97%, 11/15/24 ..... 187 186
UG991146941UG, 18.97%, 11/15/24 ..... 107 106
UG991163525UG, 18.97%, 11/15/24 ..... 147 146
UG991226714UG, 18.97%, 11/15/24 ..... 774 770
UG991057044UG, 19.21%, 11/15/24 ..... 164 164
UG991062012UG, 19.21%, 11/15/24 ..... 140 140
UG991072734UG, 19.21%, 11/15/24 ..... 1,701 122
UG991083160UG, 19.21%, 11/15/24 ..... 43 43
UG991116196UG, 19.21%, 11/15/24 ..... 735 735
UG991118519UG, 19.21%, 11/15/24 ..... 453 451
UG991148899UG, 19.21%, 11/15/24 ..... 41 41
UG991159422UG, 19.21%, 11/15/24 ..... 105 105
UG991214523UG, 19.21%, 11/15/24 ..... 2,386 2,374
UG991232676UG, 19.21%, 11/15/24 ..... 1,193 1,187
UG991058435UG, 19.8%, 11/15/24 ...... 496 497
UG991060645UG, 19.8%, 11/15/24 ...... 268 268
UG991062788UG, 19.8%, 11/15/24 ...... 831 22
UG991063837UG, 19.8%, 11/15/24 ...... 180 178
UG991080455UG, 19.8%, 11/15/24 ...... 121 121
UG991130059UG, 19.8%, 11/15/24 ...... 92 92
UG991232884UG, 19.8%, 11/15/24 ...... 175 12
UG991052998UG, 20.46%, 11/15/24 ..... 264 262
UG991062692UG, 20.46%, 11/15/24 ..... – –
UG991067501UG, 20.46%, 11/15/24 ..... 160 160
UG991075795UG, 20.46%, 11/15/24 ..... 66 66
UG991121275UG, 20.46%, 11/15/24 ..... 3,625 3,628
UG991060260UG, 20.97%, 11/15/24 ..... 951 952
UG991071778UG, 20.97%, 11/15/24 ..... 336 336
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991137852UG, 20.97%, 11/15/24 ..... $ 3 $ 3
UG991185680UG, 20.97%, 11/15/24 ..... 175 13
UG991058892UG, 21.46%, 11/15/24 ..... 852 854
UG991059119UG, 21.46%, 11/15/24 ..... 57 56
UG991061209UG, 21.46%, 11/15/24 ..... 385 382
UG991067852UG, 21.46%, 11/15/24 ..... 245 245
UG991081663UG, 21.46%, 11/15/24 ..... 130 129
UG991082388UG, 21.46%, 11/15/24 ..... 147 147
UG991084465UG, 21.46%, 11/15/24 ..... 1,463 1,453
UG991092471UG, 21.46%, 11/15/24 ..... 189 189
UG991099369UG, 21.46%, 11/15/24 ..... 200 200
UG991153690UG, 21.46%, 11/15/24 ..... 183 183
UG991160626UG, 21.46%, 11/15/24 ..... 394 392
UG991170133UG, 21.46%, 11/15/24 ..... 300 301
UG991177667UG, 21.46%, 11/15/24 ..... 125 122
UG991197057UG, 21.46%, 11/15/24 ..... 645 642
UG991218740UG, 21.46%, 11/15/24 ..... 150 149
UG991232327UG, 21.46%, 11/15/24 ..... 225 223
UG991074487UG, 21.98%, 11/15/24 ..... 541 539
UG991082558UG, 21.98%, 11/15/24 ..... 233 233
UG991088521UG, 21.98%, 11/15/24 ..... 218 219
UG991119590UG, 21.98%, 11/15/24 ..... 266 174
UG991232706UG, 21.98%, 11/15/24 ..... 45 45
UG991112513UG, 22.97%, 11/15/24 ..... 377 378
UG991218382UG, 22.97%, 11/15/24 ..... 182 180
UG991118927UG, 23.95%, 11/15/24 ..... 234 234
UG991186467UG, 23.95%, 11/15/24 ..... 743 739
UG991239064UG, 23.95%, 11/15/24 ..... 427 424
UG991104861UG, 25.95%, 11/15/24 ..... 63 62
UG991179072UG, 25.95%, 11/15/24 ..... 73 73
UG991051794UG, 26.94%, 11/15/24 ..... 298 299
UG991199097UG, 26.94%, 11/15/24 ..... 252 250
UG991132554UG, Zero Cpn, 11/16/24 ... 143 10
UG991139707UG, Zero Cpn, 11/16/24 ... 87 6
UG991187363UG, 18.97%, 11/16/24 ..... 169 168
UG991165568UG, 19.8%, 11/16/24 ...... 155 155
UG991060668UG, 19.99%, 11/16/24 ..... 132 134
UG991067149UG, 19.99%, 11/16/24 ..... 106 108
UG991069716UG, 19.99%, 11/16/24 ..... 363 305
UG991077083UG, 19.99%, 11/16/24 ..... 119 123
UG991088947UG, 19.99%, 11/16/24 ..... 363 371
UG991121485UG, 19.99%, 11/16/24 ..... 148 151
UG991146739UG, 20.97%, 11/16/24 ..... 370 368
UG991106630UG, 21.98%, 11/16/24 ..... 608 610
UG991075585UG, 22.97%, 11/16/24 ..... 340 335
UG991201913UG, 22.97%, 11/16/24 ..... 374 (5)
UG991104018UG, 23.95%, 11/16/24 ..... 179 177
UG991083700UG, 25.94%, 11/16/24 ..... 757 540
UG991086833UG, 26.94%, 11/16/24 ..... 1,010 1,013
UG991060227UG, 28.98%, 11/16/24 ..... 1,343 1,360
UG991061800UG, 28.98%, 11/16/24 ..... 104 106
UG991071048UG, 28.98%, 11/16/24 ..... 134 136
UG991078886UG, 28.98%, 11/16/24 ..... 90 90
UG991093834UG, 28.98%, 11/16/24 ..... 254 259
UG991109575UG, 28.98%, 11/16/24 ..... 125 128
UG991112308UG, 28.98%, 11/16/24 ..... 147 149
UG991112584UG, 28.98%, 11/16/24 ..... 107 109
UG991119971UG, 28.98%, 11/16/24 ..... 572 581

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991130100UG, 28.98%, 11/16/24 ..... $ 552 $ 552
UG991132906UG, 28.98%, 11/16/24 ..... 152 155
UG991183042UG, 28.98%, 11/16/24 ..... 237 241
UG991261509UG, 28.98%, 11/16/24 ..... 103 105
UG991060822UG, 29.49%, 11/16/24 ..... 768 792
UG991061656UG, 29.49%, 11/16/24 ..... 728 731
UG991061934UG, 29.49%, 11/16/24 ..... 537 548
UG991069702UG, 29.49%, 11/16/24 ..... 249 250
UG991081262UG, 29.49%, 11/16/24 ..... 75 77
UG991101093UG, 29.49%, 11/16/24 ..... 163 167
UG991102818UG, 29.49%, 11/16/24 ..... 10 10
UG991106544UG, 29.49%, 11/16/24 ..... 91 13
UG991109786UG, 29.49%, 11/16/24 ..... 205 209
UG991133361UG, 29.49%, 11/16/24 ..... 54 55
UG991137323UG, 29.49%, 11/16/24 ..... 750 764
UG991158505UG, 29.49%, 11/16/24 ..... 16 16
UG991182164UG, 29.49%, 11/16/24 ..... 225 231
UG991213983UG, 29.49%, 11/16/24 ..... 179 182
UG991234732UG, 29.49%, 11/16/24 ..... 8 8
UG991245774UG, 29.49%, 11/16/24 ..... 345 352
UG991260449UG, 29.49%, 11/16/24 ..... 36 3
UG991260561UG, 29.49%, 11/16/24 ..... 26 26
UG991263681UG, 29.49%, 11/16/24 ..... 104 106
UG991255333UG, Zero Cpn, 11/17/24 ... 167 11
UG991262628UG, Zero Cpn, 11/17/24 ... 99 7
UG991064798UG, 19.21%, 11/17/24 ..... 431 277
UG991076389UG, 19.21%, 11/17/24 ..... 435 434
UG991136802UG, 19.21%, 11/17/24 ..... 100 100
UG991100419UG, 19.8%, 11/17/24 ...... 95 95
UG991128160UG, 19.8%, 11/17/24 ...... 121 121
UG991183019UG, 19.8%, 11/17/24 ...... 2,783 2,771
UG991065873UG, 19.99%, 11/17/24 ..... 84 86
UG991083501UG, 19.99%, 11/17/24 ..... 13 13
UG991132871UG, 19.99%, 11/17/24 ..... 114 117
UG991234093UG, 19.99%, 11/17/24 ..... 45 45
UG991275120UG, 19.99%, 11/17/24 ..... 120 123
UG991103988UG, 20.46%, 11/17/24 ..... 315 23
UG991232167UG, 20.46%, 11/17/24 ..... 108 108
UG991131881UG, 20.97%, 11/17/24 ..... 156 156
UG991064064UG, 21.46%, 11/17/24 ..... 214 214
UG991087993UG, 21.46%, 11/17/24 ..... 123 124
UG991092687UG, 21.46%, 11/17/24 ..... 123 123
UG991128305UG, 21.46%, 11/17/24 ..... 14 14
UG991081575UG, 21.98%, 11/17/24 ..... 229 228
UG991088067UG, 21.98%, 11/17/24 ..... 194 195
UG991102607UG, 21.98%, 11/17/24 ..... 1,055 1,058
UG991121813UG, 21.98%, 11/17/24 ..... 56 4
UG991122048UG, 21.98%, 11/17/24 ..... 175 175
UG991090075UG, 22.95%, 11/17/24 ..... 120 120
UG991076633UG, 22.97%, 11/17/24 ..... 1,959 1,964
UG991251530UG, 22.97%, 11/17/24 ..... 64 9
UG991079431UG, 25.95%, 11/17/24 ..... 256 256
UG991089872UG, 25.95%, 11/17/24 ..... 215 216
UG991065007UG, 27.99%, 11/17/24 ..... 261 265
UG991065027UG, 27.99%, 11/17/24 ..... 827 840
UG991139363UG, 27.99%, 11/17/24 ..... 196 200
UG991266169UG, 27.99%, 11/17/24 ..... 120 122
UG991064290UG, 28.98%, 11/17/24 ..... 262 268
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991065238UG, 28.98%, 11/17/24 ..... $ 23 $ 23
UG991067567UG, 28.98%, 11/17/24 ..... 1,377 1,391
UG991068760UG, 28.98%, 11/17/24 ..... 153 153
UG991070550UG, 28.98%, 11/17/24 ..... 495 508
UG991082307UG, 28.98%, 11/17/24 ..... 93 95
UG991102484UG, 28.98%, 11/17/24 ..... 637 653
UG991104333UG, 28.98%, 11/17/24 ..... 696 707
UG991117177UG, 28.98%, 11/17/24 ..... 432 439
UG991120282UG, 28.98%, 11/17/24 ..... 316 324
UG991137204UG, 28.98%, 11/17/24 ..... 304 308
UG991138661UG, 28.98%, 11/17/24 ..... 209 211
UG991147163UG, 28.98%, 11/17/24 ..... 79 80
UG991237888UG, 28.98%, 11/17/24 ..... 607 428
UG991253944UG, 28.98%, 11/17/24 ..... 72 73
UG991257818UG, 28.98%, 11/17/24 ..... 184 188
UG991270555UG, 28.98%, 11/17/24 ..... 328 333
UG991064180UG, 29.49%, 11/17/24 ..... 376 384
UG991064475UG, 29.49%, 11/17/24 ..... 345 359
UG991064822UG, 29.49%, 11/17/24 ..... 126 129
UG991064865UG, 29.49%, 11/17/24 ..... 153 159
UG991067941UG, 29.49%, 11/17/24 ..... 116 118
UG991070165UG, 29.49%, 11/17/24 ..... 244 246
UG991071435UG, 29.49%, 11/17/24 ..... 296 304
UG991076785UG, 29.49%, 11/17/24 ..... 251 251
UG991077041UG, 29.49%, 11/17/24 ..... 1,031 1,053
UG991081268UG, 29.49%, 11/17/24 ..... 111 114
UG991081304UG, 29.49%, 11/17/24 ..... 252 256
UG991083068UG, 29.49%, 11/17/24 ..... 288 297
UG991085325UG, 29.49%, 11/17/24 ..... 329 333
UG991088375UG, 29.49%, 11/17/24 ..... 655 669
UG991090724UG, 29.49%, 11/17/24 ..... 1,215 1,206
UG991091518UG, 29.49%, 11/17/24 ..... 157 162
UG991091528UG, 29.49%, 11/17/24 ..... 375 371
UG991097511UG, 29.49%, 11/17/24 ..... 318 23
UG991097714UG, 29.49%, 11/17/24 ..... 160 163
UG991104529UG, 29.49%, 11/17/24 ..... 527 (31)
UG991123383UG, 29.49%, 11/17/24 ..... 266 276
UG991125316UG, 29.49%, 11/17/24 ..... 930 960
UG991128494UG, 29.49%, 11/17/24 ..... 250 255
UG991134880UG, 29.49%, 11/17/24 ..... 1,141 84
UG991136525UG, 29.49%, 11/17/24 ..... 29 29
UG991152635UG, 29.49%, 11/17/24 ..... 529 540
UG991155141UG, 29.49%, 11/17/24 ..... 232 233
UG991155329UG, 29.49%, 11/17/24 ..... 138 139
UG991220952UG, 29.49%, 11/17/24 ..... 103 105
UG991237364UG, 29.49%, 11/17/24 ..... 158 113
UG991242720UG, 29.49%, 11/17/24 ..... 151 154
UG991260308UG, 29.49%, 11/17/24 ..... 109 111
UG991269461UG, 29.49%, 11/17/24 ..... 693 707
UG991275005UG, 29.49%, 11/17/24 ..... 677 692
UG991068866UG, Zero Cpn, 11/18/24 ... 3,339 227
UG991105247UG, Zero Cpn, 11/18/24 ... 197 14
UG991123662UG, Zero Cpn, 11/18/24 ... 29 2
UG991123966UG, Zero Cpn, 11/18/24 ... 467 32
UG991205352UG, Zero Cpn, 11/18/24 ... 480 33
UG991218211UG, Zero Cpn, 11/18/24 ... 1,377 94
UG991085150UG, 18.97%, 11/18/24 ..... 340 340
UG991076070UG, 19.21%, 11/18/24 ..... 415 414

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991096721UG, 19.21%, 11/18/24 ..... $ 221 $ 221
UG991144974UG, 19.21%, 11/18/24 ..... 194 194
UG991236091UG, 19.21%, 11/18/24 ..... 72 72
UG991076327UG, 19.8%, 11/18/24 ...... 645 647
UG991231361UG, 19.8%, 11/18/24 ...... 120 119
UG991238529UG, 19.8%, 11/18/24 ...... 1,699 1,141
UG991271638UG, 19.8%, 11/18/24 ...... 95 94
UG991068853UG, 19.99%, 11/18/24 ..... 223 224
UG991121705UG, 20.46%, 11/18/24 ..... 310 311
UG991253040UG, 20.46%, 11/18/24 ..... 186 185
UG991069159UG, 20.97%, 11/18/24 ..... 159 159
UG991081741UG, 20.97%, 11/18/24 ..... 283 282
UG991099861UG, 20.97%, 11/18/24 ..... 224 225
UG991105387UG, 20.97%, 11/18/24 ..... 502 501
UG991139545UG, 20.97%, 11/18/24 ..... 13 13
UG991155246UG, 20.97%, 11/18/24 ..... 14 13
UG991187853UG, 20.97%, 11/18/24 ..... 139 138
UG991070225UG, 21.46%, 11/18/24 ..... 19 19
UG991076711UG, 21.46%, 11/18/24 ..... 488 490
UG991080037UG, 21.46%, 11/18/24 ..... 463 460
UG991148797UG, 21.46%, 11/18/24 ..... 454 455
UG991241045UG, 21.46%, 11/18/24 ..... 47 47
UG991217130UG, 21.97%, 11/18/24 ..... 7 7
UG991112148UG, 21.98%, 11/18/24 ..... 202 (2)
UG991131564UG, 21.98%, 11/18/24 ..... 652 654
UG991134666UG, 21.98%, 11/18/24 ..... 611 613
UG991154395UG, 21.98%, 11/18/24 ..... 275 267
UG991164518UG, 22.97%, 11/18/24 ..... 4 3
UG991256526UG, 22.97%, 11/18/24 ..... 109 108
UG991070388UG, 23.95%, 11/18/24 ..... 162 161
UG991083760UG, 23.95%, 11/18/24 ..... 347 26
UG991104120UG, 23.95%, 11/18/24 ..... 633 88
UG991164077UG, 23.95%, 11/18/24 ..... 64 64
UG991142510UG, 25.94%, 11/18/24 ..... 297 297
UG991069413UG, 25.95%, 11/18/24 ..... 177 177
UG991198800UG, 25.95%, 11/18/24 ..... 5 5
UG991253923UG, 25.95%, 11/18/24 ..... 299 296
UG991069054UG, 26.94%, 11/18/24 ..... 565 442
UG991120025UG, 26.94%, 11/18/24 ..... 855 (24)
UG991257896UG, 26.94%, 11/18/24 ..... 583 578
UG991070331UG, 28.98%, 11/18/24 ..... 158 161
UG991070598UG, 28.98%, 11/18/24 ..... 784 792
UG991071737UG, 28.98%, 11/18/24 ..... 374 383
UG991085878UG, 28.98%, 11/18/24 ..... 183 188
UG991091599UG, 28.98%, 11/18/24 ..... 135 138
UG991092153UG, 28.98%, 11/18/24 ..... 107 109
UG991097338UG, 28.98%, 11/18/24 ..... 78 80
UG991104647UG, 28.98%, 11/18/24 ..... 436 443
UG991105241UG, 28.98%, 11/18/24 ..... 22 22
UG991113097UG, 28.98%, 11/18/24 ..... 162 165
UG991115818UG, 28.98%, 11/18/24 ..... 77 78
UG991117034UG, 28.98%, 11/18/24 ..... 457 469
UG991121961UG, 28.98%, 11/18/24 ..... 27 27
UG991138076UG, 28.98%, 11/18/24 ..... 436 440
UG991148076UG, 28.98%, 11/18/24 ..... 157 161
UG991225745UG, 28.98%, 11/18/24 ..... 137 139
UG991233679UG, 28.98%, 11/18/24 ..... 258 261
UG991248335UG, 28.98%, 11/18/24 ..... 111 111
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991248592UG, 28.98%, 11/18/24 ..... $ 128 $ 128
UG991249319UG, 28.98%, 11/18/24 ..... 55 8
UG991255587UG, 28.98%, 11/18/24 ..... 384 388
UG991256863UG, 28.98%, 11/18/24 ..... 120 122
UG991259091UG, 28.98%, 11/18/24 ..... 289 293
UG991265478UG, 28.98%, 11/18/24 ..... 228 232
UG991266829UG, 28.98%, 11/18/24 ..... 1,556 1,584
UG991266958UG, 28.98%, 11/18/24 ..... 187 190
UG991274554UG, 28.98%, 11/18/24 ..... 482 490
UG991275662UG, 28.98%, 11/18/24 ..... 590 586
UG991279616UG, 28.98%, 11/18/24 ..... 8 8
UG991285759UG, 28.98%, 11/18/24 ..... 375 381
UG991070037UG, 29.49%, 11/18/24 ..... 74 73
UG991070972UG, 29.49%, 11/18/24 ..... 236 238
UG991071642UG, 29.49%, 11/18/24 ..... 69 71
UG991077410UG, 29.49%, 11/18/24 ..... 559 (34)
UG991078201UG, 29.49%, 11/18/24 ..... 177 182
UG991079864UG, 29.49%, 11/18/24 ..... 433 432
UG991081828UG, 29.49%, 11/18/24 ..... 380 383
UG991083550UG, 29.49%, 11/18/24 ..... 472 490
UG991086378UG, 29.49%, 11/18/24 ..... 155 159
UG991092822UG, 29.49%, 11/18/24 ..... 78 78
UG991092908UG, 29.49%, 11/18/24 ..... 1,222 1,264
UG991094588UG, 29.49%, 11/18/24 ..... 479 493
UG991095845UG, 29.49%, 11/18/24 ..... 89 89
UG991103237UG, 29.49%, 11/18/24 ..... – –
UG991113925UG, 29.49%, 11/18/24 ..... 233 235
UG991123315UG, 29.49%, 11/18/24 ..... 202 208
UG991123768UG, 29.49%, 11/18/24 ..... 113 116
UG991129264UG, 29.49%, 11/18/24 ..... 210 15
UG991130163UG, 29.49%, 11/18/24 ..... 6 6
UG991136853UG, 29.49%, 11/18/24 ..... 386 392
UG991138306UG, 29.49%, 11/18/24 ..... 219 226
UG991149128UG, 29.49%, 11/18/24 ..... 279 280
UG991154165UG, 29.49%, 11/18/24 ..... 34 34
UG991160678UG, 29.49%, 11/18/24 ..... 172 175
UG991162312UG, 29.49%, 11/18/24 ..... 165 164
UG991175320UG, 29.49%, 11/18/24 ..... 95 14
UG991175491UG, 29.49%, 11/18/24 ..... 64 65
UG991190143UG, 29.49%, 11/18/24 ..... 79 81
UG991195198UG, 29.49%, 11/18/24 ..... 153 156
UG991204138UG, 29.49%, 11/18/24 ..... – –
UG991204250UG, 29.49%, 11/18/24 ..... 234 239
UG991222559UG, 29.49%, 11/18/24 ..... 198 202
UG991233241UG, 29.49%, 11/18/24 ..... 172 175
UG991236920UG, 29.49%, 11/18/24 ..... 152 154
UG991242160UG, 29.49%, 11/18/24 ..... 341 350
UG991250623UG, 29.49%, 11/18/24 ..... 126 128
UG991253050UG, 29.49%, 11/18/24 ..... 193 195
UG991261895UG, 29.49%, 11/18/24 ..... 109 111
UG991264341UG, 29.49%, 11/18/24 ..... 337 345
UG991270942UG, 29.49%, 11/18/24 ..... 252 19
UG991270949UG, 29.49%, 11/18/24 ..... 68 71
UG991273989UG, 29.49%, 11/18/24 ..... 953 972
UG991274008UG, 29.49%, 11/18/24 ..... – –
UG991285349UG, 29.49%, 11/18/24 ..... 97 98
UG991286648UG, 29.49%, 11/18/24 ..... 153 151
UG991077910UG, Zero Cpn, 11/19/24 ... 495 34

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991083796UG, Zero Cpn, 11/19/24 ... $ 244 $ 17
UG991085755UG, Zero Cpn, 11/19/24 ... 135 9
UG991086030UG, Zero Cpn, 11/19/24 ... 666 45
UG991086904UG, Zero Cpn, 11/19/24 ... 376 26
UG991087274UG, Zero Cpn, 11/19/24 ... 2,695 183
UG991096842UG, Zero Cpn, 11/19/24 ... 221 15
UG991098068UG, Zero Cpn, 11/19/24 ... 152 10
UG991110695UG, Zero Cpn, 11/19/24 ... 606 41
UG991116419UG, Zero Cpn, 11/19/24 ... – –
UG991122280UG, Zero Cpn, 11/19/24 ... 132 9
UG991123267UG, Zero Cpn, 11/19/24 ... 403 27
UG991139741UG, Zero Cpn, 11/19/24 ... 388 26
UG991150646UG, Zero Cpn, 11/19/24 ... 51 4
UG991188540UG, Zero Cpn, 11/19/24 ... 62 4
UG991188840UG, Zero Cpn, 11/19/24 ... 155 11
UG991261318UG, Zero Cpn, 11/19/24 ... 51 3
UG991268827UG, Zero Cpn, 11/19/24 ... 371 25
UG991269259UG, Zero Cpn, 11/19/24 ... 1,052 72
UG991110204UG, 18.97%, 11/19/24 ..... 560 559
UG991126405UG, 18.97%, 11/19/24 ..... 400 401
UG991204031UG, 18.97%, 11/19/24 ..... 341 340
UG991224732UG, 18.97%, 11/19/24 ..... 1,191 1,193
UG991262913UG, 18.97%, 11/19/24 ..... 228 (9)
UG991266466UG, 18.97%, 11/19/24 ..... 595 593
UG991086533UG, 19.21%, 11/19/24 ..... 287 287
UG991088805UG, 19.21%, 11/19/24 ..... 291 290
UG991150918UG, 19.21%, 11/19/24 ..... 356 357
UG991183100UG, 19.21%, 11/19/24 ..... 111 111
UG991266696UG, 19.21%, 11/19/24 ..... 328 326
UG991079478UG, 19.8%, 11/19/24 ...... 265 33
UG991081336UG, 19.8%, 11/19/24 ...... 263 264
UG991082732UG, 19.8%, 11/19/24 ...... 5,052 5,028
UG991098979UG, 19.8%, 11/19/24 ...... 464 465
UG991120579UG, 19.8%, 11/19/24 ...... 328 40
UG991130913UG, 19.8%, 11/19/24 ...... 456 454
UG991224491UG, 19.8%, 11/19/24 ...... 479 480
UG991266414UG, 19.8%, 11/19/24 ...... 326 325
UG991077647UG, 19.99%, 11/19/24 ..... 143 147
UG991081249UG, 19.99%, 11/19/24 ..... 107 110
UG991087313UG, 19.99%, 11/19/24 ..... 1,518 1,560
UG991105555UG, 19.99%, 11/19/24 ..... 191 196
UG991120422UG, 19.99%, 11/19/24 ..... 242 248
UG991126671UG, 19.99%, 11/19/24 ..... 83 85
UG991132221UG, 19.99%, 11/19/24 ..... 960 986
UG991139749UG, 19.99%, 11/19/24 ..... 105 106
UG991141300UG, 19.99%, 11/19/24 ..... 288 289
UG991146347UG, 19.99%, 11/19/24 ..... 299 208
UG991188678UG, 19.99%, 11/19/24 ..... 301 309
UG991192150UG, 19.99%, 11/19/24 ..... 20 20
UG991255001UG, 19.99%, 11/19/24 ..... 12 12
UG991260615UG, 19.99%, 11/19/24 ..... 206 209
UG991266050UG, 19.99%, 11/19/24 ..... 94 94
UG991085469UG, 20.46%, 11/19/24 ..... 1,899 1,892
UG991090200UG, 20.46%, 11/19/24 ..... 32 32
UG991102726UG, 20.46%, 11/19/24 ..... 284 285
UG991109524UG, 20.46%, 11/19/24 ..... 38 38
UG991247033UG, 20.46%, 11/19/24 ..... 597 595
UG991263847UG, 20.46%, 11/19/24 ..... 78 77
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991086163UG, 20.97%, 11/19/24 ..... $ 1,028 $ 1,023
UG991087156UG, 20.97%, 11/19/24 ..... 1,039 1,041
UG991183459UG, 20.97%, 11/19/24 ..... 606 608
UG991084979UG, 21.46%, 11/19/24 ..... 143 144
UG991092934UG, 21.46%, 11/19/24 ..... 458 459
UG991100598UG, 21.46%, 11/19/24 ..... 40 40
UG991106686UG, 21.46%, 11/19/24 ..... 88 88
UG991225627UG, 21.46%, 11/19/24 ..... 201 25
UG991268376UG, 21.46%, 11/19/24 ..... 270 269
UG991084861UG, 21.97%, 11/19/24 ..... 40 39
UG991115744UG, 21.97%, 11/19/24 ..... 152 151
UG991078051UG, 21.98%, 11/19/24 ..... 264 265
UG991098075UG, 21.98%, 11/19/24 ..... 339 247
UG991105577UG, 21.98%, 11/19/24 ..... 124 124
UG991129402UG, 21.98%, 11/19/24 ..... 429 429
UG991204148UG, 21.98%, 11/19/24 ..... 105 105
UG991079026UG, 22.97%, 11/19/24 ..... 780 780
UG991097130UG, 22.97%, 11/19/24 ..... 68 50
UG991236066UG, 22.97%, 11/19/24 ..... 138 137
UG991078332UG, 25.95%, 11/19/24 ..... 217 213
UG991096749UG, 27.99%, 11/19/24 ..... 21 21
UG991135675UG, 27.99%, 11/19/24 ..... 540 552
UG991184596UG, 27.99%, 11/19/24 ..... 657 675
UG991241992UG, 27.99%, 11/19/24 ..... 24 24
UG991283925UG, 27.99%, 11/19/24 ..... 409 414
UG991078717UG, 28.98%, 11/19/24 ..... 1,642 1,674
UG991079074UG, 28.98%, 11/19/24 ..... 498 511
UG991079330UG, 28.98%, 11/19/24 ..... 326 332
UG991079346UG, 28.98%, 11/19/24 ..... 78 79
UG991079861UG, 28.98%, 11/19/24 ..... 152 149
UG991080093UG, 28.98%, 11/19/24 ..... 90 92
UG991080486UG, 28.98%, 11/19/24 ..... 73 10
UG991080857UG, 28.98%, 11/19/24 ..... 3,534 3,630
UG991081123UG, 28.98%, 11/19/24 ..... 642 660
UG991082502UG, 28.98%, 11/19/24 ..... 258 265
UG991082585UG, 28.98%, 11/19/24 ..... 6 6
UG991084445UG, 28.98%, 11/19/24 ..... 236 238
UG991086365UG, 28.98%, 11/19/24 ..... 44 44
UG991086970UG, 28.98%, 11/19/24 ..... 522 523
UG991087646UG, 28.98%, 11/19/24 ..... 431 433
UG991089356UG, 28.98%, 11/19/24 ..... 102 104
UG991089448UG, 28.98%, 11/19/24 ..... 361 371
UG991091771UG, 28.98%, 11/19/24 ..... 46 46
UG991092094UG, 28.98%, 11/19/24 ..... 993 1,020
UG991092718UG, 28.98%, 11/19/24 ..... 14 14
UG991093210UG, 28.98%, 11/19/24 ..... 128 132
UG991094159UG, 28.98%, 11/19/24 ..... 209 211
UG991094660UG, 28.98%, 11/19/24 ..... 65 (1)
UG991096255UG, 28.98%, 11/19/24 ..... 425 436
UG991096387UG, 28.98%, 11/19/24 ..... 673 464
UG991096689UG, 28.98%, 11/19/24 ..... – –
UG991097573UG, 28.98%, 11/19/24 ..... 6 6
UG991097697UG, 28.98%, 11/19/24 ..... 137 138
UG991097773UG, 28.98%, 11/19/24 ..... 269 276
UG991097893UG, 28.98%, 11/19/24 ..... 277 278
UG991098218UG, 28.98%, 11/19/24 ..... 114 116
UG991101044UG, 28.98%, 11/19/24 ..... 203 209
UG991101178UG, 28.98%, 11/19/24 ..... 124 128

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991102831UG, 28.98%, 11/19/24 ..... $ 354 $ 363
UG991103262UG, 28.98%, 11/19/24 ..... 290 295
UG991103976UG, 28.98%, 11/19/24 ..... 603 619
UG991104468UG, 28.98%, 11/19/24 ..... 2,940 3,017
UG991104595UG, 28.98%, 11/19/24 ..... 60 61
UG991105346UG, 28.98%, 11/19/24 ..... 206 209
UG991106293UG, 28.98%, 11/19/24 ..... 213 218
UG991107342UG, 28.98%, 11/19/24 ..... 186 190
UG991107864UG, 28.98%, 11/19/24 ..... 146 147
UG991108611UG, 28.98%, 11/19/24 ..... 132 135
UG991108896UG, 28.98%, 11/19/24 ..... 267 271
UG991109351UG, 28.98%, 11/19/24 ..... 18 18
UG991109551UG, 28.98%, 11/19/24 ..... 1,198 85
UG991110326UG, 28.98%, 11/19/24 ..... 1,422 1,454
UG991110570UG, 28.98%, 11/19/24 ..... 111 114
UG991111890UG, 28.98%, 11/19/24 ..... 84 86
UG991113138UG, 28.98%, 11/19/24 ..... 52 53
UG991113372UG, 28.98%, 11/19/24 ..... 322 330
UG991114496UG, 28.98%, 11/19/24 ..... 107 110
UG991114522UG, 28.98%, 11/19/24 ..... 375 386
UG991114717UG, 28.98%, 11/19/24 ..... 110 113
UG991114743UG, 28.98%, 11/19/24 ..... 66 67
UG991115278UG, 28.98%, 11/19/24 ..... 532 538
UG991117632UG, 28.98%, 11/19/24 ..... 891 894
UG991118407UG, 28.98%, 11/19/24 ..... 197 197
UG991119502UG, 28.98%, 11/19/24 ..... 639 657
UG991119530UG, 28.98%, 11/19/24 ..... 360 364
UG991121740UG, 28.98%, 11/19/24 ..... 117 119
UG991122095UG, 28.98%, 11/19/24 ..... 285 290
UG991124198UG, 28.98%, 11/19/24 ..... 303 312
UG991125441UG, 28.98%, 11/19/24 ..... 680 698
UG991127107UG, 28.98%, 11/19/24 ..... 191 196
UG991129484UG, 28.98%, 11/19/24 ..... 32 32
UG991132767UG, 28.98%, 11/19/24 ..... 127 129
UG991132858UG, 28.98%, 11/19/24 ..... 64 66
UG991132991UG, 28.98%, 11/19/24 ..... 162 166
UG991134220UG, 28.98%, 11/19/24 ..... 128 131
UG991135049UG, 28.98%, 11/19/24 ..... 92 95
UG991136717UG, 28.98%, 11/19/24 ..... 1,028 748
UG991138625UG, 28.98%, 11/19/24 ..... 648 665
UG991139458UG, 28.98%, 11/19/24 ..... 181 185
UG991139852UG, 28.98%, 11/19/24 ..... 14 14
UG991140740UG, 28.98%, 11/19/24 ..... 187 187
UG991140959UG, 28.98%, 11/19/24 ..... 554 560
UG991141321UG, 28.98%, 11/19/24 ..... 194 199
UG991141961UG, 28.98%, 11/19/24 ..... 1,141 88
UG991144190UG, 28.98%, 11/19/24 ..... 365 374
UG991144684UG, 28.98%, 11/19/24 ..... 284 291
UG991146431UG, 28.98%, 11/19/24 ..... 75 77
UG991148491UG, 28.98%, 11/19/24 ..... 509 523
UG991149756UG, 28.98%, 11/19/24 ..... – –
UG991150021UG, 28.98%, 11/19/24 ..... 111 114
UG991150543UG, 28.98%, 11/19/24 ..... 338 348
UG991160191UG, 28.98%, 11/19/24 ..... 91 94
UG991161065UG, 28.98%, 11/19/24 ..... 520 526
UG991161863UG, 28.98%, 11/19/24 ..... 47 47
UG991164721UG, 28.98%, 11/19/24 ..... 159 161
UG991166387UG, 28.98%, 11/19/24 ..... 72 74
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991166443UG, 28.98%, 11/19/24 ..... $ 65 $ 5
UG991169759UG, 28.98%, 11/19/24 ..... 1,920 135
UG991170771UG, 28.98%, 11/19/24 ..... 203 208
UG991173637UG, 28.98%, 11/19/24 ..... 55 56
UG991176399UG, 28.98%, 11/19/24 ..... 253 260
UG991177020UG, 28.98%, 11/19/24 ..... 110 110
UG991180832UG, 28.98%, 11/19/24 ..... 90 92
UG991181040UG, 28.98%, 11/19/24 ..... 899 923
UG991183616UG, 28.98%, 11/19/24 ..... 501 510
UG991185484UG, 28.98%, 11/19/24 ..... 83 85
UG991187172UG, 28.98%, 11/19/24 ..... 25 25
UG991190233UG, 28.98%, 11/19/24 ..... 8 8
UG991195204UG, 28.98%, 11/19/24 ..... 96 97
UG991200084UG, 28.98%, 11/19/24 ..... 100 100
UG991211917UG, 28.98%, 11/19/24 ..... 32 32
UG991212005UG, 28.98%, 11/19/24 ..... 66 68
UG991213383UG, 28.98%, 11/19/24 ..... 95 96
UG991213749UG, 28.98%, 11/19/24 ..... 77 78
UG991215309UG, 28.98%, 11/19/24 ..... 137 140
UG991218732UG, 28.98%, 11/19/24 ..... 122 124
UG991222252UG, 28.98%, 11/19/24 ..... 117 118
UG991222930UG, 28.98%, 11/19/24 ..... 218 224
UG991224492UG, 28.98%, 11/19/24 ..... 947 964
UG991225580UG, 28.98%, 11/19/24 ..... 60 61
UG991245677UG, 28.98%, 11/19/24 ..... 82 84
UG991247374UG, 28.98%, 11/19/24 ..... 788 803
UG991259402UG, 28.98%, 11/19/24 ..... 81 83
UG991260584UG, 28.98%, 11/19/24 ..... 755 768
UG991264197UG, 28.98%, 11/19/24 ..... 95 96
UG991265366UG, 28.98%, 11/19/24 ..... 46 47
UG991267944UG, 28.98%, 11/19/24 ..... 38 39
UG991267970UG, 28.98%, 11/19/24 ..... 189 192
UG991269450UG, 28.98%, 11/19/24 ..... 169 12
UG991269614UG, 28.98%, 11/19/24 ..... 377 383
UG991270128UG, 28.98%, 11/19/24 ..... 67 68
UG991272220UG, 28.98%, 11/19/24 ..... 171 174
UG991274553UG, 28.98%, 11/19/24 ..... 135 137
UG991276025UG, 28.98%, 11/19/24 ..... 46 47
UG991276906UG, 28.98%, 11/19/24 ..... 236 240
UG991285040UG, 28.98%, 11/19/24 ..... 97 98
UG991285798UG, 28.98%, 11/19/24 ..... 29 29
UG991285978UG, 28.98%, 11/19/24 ..... 261 265
UG991288892UG, 28.98%, 11/19/24 ..... 96 95
UG991291090UG, 28.98%, 11/19/24 ..... 121 123
UG991079459UG, 29.49%, 11/19/24 ..... 717 742
UG991079567UG, 29.49%, 11/19/24 ..... 108 111
UG991080090UG, 29.49%, 11/19/24 ..... 18 18
UG991080172UG, 29.49%, 11/19/24 ..... 94 96
UG991080329UG, 29.49%, 11/19/24 ..... 140 144
UG991080461UG, 29.49%, 11/19/24 ..... 41 35
UG991080785UG, 29.49%, 11/19/24 ..... 301 302
UG991081477UG, 29.49%, 11/19/24 ..... 127 130
UG991081962UG, 29.49%, 11/19/24 ..... 220 (5)
UG991082750UG, 29.49%, 11/19/24 ..... 403 (16)
UG991083763UG, 29.49%, 11/19/24 ..... 8 8
UG991083864UG, 29.49%, 11/19/24 ..... 24 24
UG991083975UG, 29.49%, 11/19/24 ..... 138 137
UG991084120UG, 29.49%, 11/19/24 ..... 429 436

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991084551UG, 29.49%, 11/19/24 ..... $ 72 $ 75
UG991085340UG, 29.49%, 11/19/24 ..... 64 17
UG991085401UG, 29.49%, 11/19/24 ..... 78 82
UG991086618UG, 29.49%, 11/19/24 ..... 169 (6)
UG991086865UG, 29.49%, 11/19/24 ..... 104 75
UG991088485UG, 29.49%, 11/19/24 ..... 102 105
UG991088510UG, 29.49%, 11/19/24 ..... 228 234
UG991089471UG, 29.49%, 11/19/24 ..... 302 216
UG991091761UG, 29.49%, 11/19/24 ..... 204 210
UG991091799UG, 29.49%, 11/19/24 ..... 74 76
UG991096428UG, 29.49%, 11/19/24 ..... 270 277
UG991096952UG, 29.49%, 11/19/24 ..... 82 86
UG991097752UG, 29.49%, 11/19/24 ..... 113 116
UG991098909UG, 29.49%, 11/19/24 ..... 620 641
UG991099491UG, 29.49%, 11/19/24 ..... 291 301
UG991099687UG, 29.49%, 11/19/24 ..... 671 680
UG991100113UG, 29.49%, 11/19/24 ..... 129 133
UG991100252UG, 29.49%, 11/19/24 ..... 156 140
UG991100307UG, 29.49%, 11/19/24 ..... 37 37
UG991102829UG, 29.49%, 11/19/24 ..... 137 135
UG991103770UG, 29.49%, 11/19/24 ..... 120 123
UG991103901UG, 29.49%, 11/19/24 ..... 347 358
UG991104178UG, 29.49%, 11/19/24 ..... 1,506 1,548
UG991104280UG, 29.49%, 11/19/24 ..... 138 140
UG991104410UG, 29.49%, 11/19/24 ..... 833 851
UG991104747UG, 29.49%, 11/19/24 ..... 28 –
UG991106337UG, 29.49%, 11/19/24 ..... 175 182
UG991106684UG, 29.49%, 11/19/24 ..... 174 179
UG991107545UG, 29.49%, 11/19/24 ..... 1,000 1,033
UG991109379UG, 29.49%, 11/19/24 ..... 57 57
UG991109457UG, 29.49%, 11/19/24 ..... 290 299
UG991109475UG, 29.49%, 11/19/24 ..... 147 151
UG991109638UG, 29.49%, 11/19/24 ..... 151 155
UG991110529UG, 29.49%, 11/19/24 ..... 216 223
UG991111418UG, 29.49%, 11/19/24 ..... 488 489
UG991113882UG, 29.49%, 11/19/24 ..... 249 252
UG991114314UG, 29.49%, 11/19/24 ..... 368 378
UG991114749UG, 29.49%, 11/19/24 ..... 355 362
UG991121861UG, 29.49%, 11/19/24 ..... 117 118
UG991122169UG, 29.49%, 11/19/24 ..... 41 6
UG991122950UG, 29.49%, 11/19/24 ..... 1,310 1,341
UG991123520UG, 29.49%, 11/19/24 ..... 36 36
UG991125371UG, 29.49%, 11/19/24 ..... 234 (3)
UG991125628UG, 29.49%, 11/19/24 ..... 864 898
UG991128207UG, 29.49%, 11/19/24 ..... 1,601 1,665
UG991128304UG, 29.49%, 11/19/24 ..... 184 190
UG991128682UG, 29.49%, 11/19/24 ..... 471 476
UG991130441UG, 29.49%, 11/19/24 ..... 117 122
UG991133962UG, 29.49%, 11/19/24 ..... 76 79
UG991137718UG, 29.49%, 11/19/24 ..... 215 29
UG991138434UG, 29.49%, 11/19/24 ..... 220 218
UG991138606UG, 29.49%, 11/19/24 ..... 92 6
UG991139198UG, 29.49%, 11/19/24 ..... 325 337
UG991139453UG, 29.49%, 11/19/24 ..... 464 478
UG991141005UG, 29.49%, 11/19/24 ..... 86 7
UG991145095UG, 29.49%, 11/19/24 ..... 71 73
UG991145578UG, 29.49%, 11/19/24 ..... 29 30
UG991146154UG, 29.49%, 11/19/24 ..... 342 346
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991148151UG, 29.49%, 11/19/24 ..... $ 79 $ 82
UG991149232UG, 29.49%, 11/19/24 ..... 448 457
UG991149447UG, 29.49%, 11/19/24 ..... 2,751 235
UG991149969UG, 29.49%, 11/19/24 ..... 175 175
UG991153991UG, 29.49%, 11/19/24 ..... 116 120
UG991154641UG, 29.49%, 11/19/24 ..... 257 265
UG991155188UG, 29.49%, 11/19/24 ..... 65 65
UG991156120UG, 29.49%, 11/19/24 ..... 150 154
UG991157117UG, 29.49%, 11/19/24 ..... 185 190
UG991162684UG, 29.49%, 11/19/24 ..... 48 4
UG991163170UG, 29.49%, 11/19/24 ..... 81 83
UG991167820UG, 29.49%, 11/19/24 ..... 252 259
UG991168037UG, 29.49%, 11/19/24 ..... 212 14
UG991169345UG, 29.49%, 11/19/24 ..... 191 196
UG991170256UG, 29.49%, 11/19/24 ..... 128 131
UG991175544UG, 29.49%, 11/19/24 ..... 5 5
UG991176843UG, 29.49%, 11/19/24 ..... 1,429 1,418
UG991178061UG, 29.49%, 11/19/24 ..... 239 247
UG991181294UG, 29.49%, 11/19/24 ..... 38 39
UG991182291UG, 29.49%, 11/19/24 ..... 400 413
UG991186425UG, 29.49%, 11/19/24 ..... 197 201
UG991188417UG, 29.49%, 11/19/24 ..... 83 6
UG991188709UG, 29.49%, 11/19/24 ..... 200 208
UG991191696UG, 29.49%, 11/19/24 ..... 266 273
UG991191984UG, 29.49%, 11/19/24 ..... 76 77
UG991192507UG, 29.49%, 11/19/24 ..... 40 41
UG991193402UG, 29.49%, 11/19/24 ..... 50 51
UG991202249UG, 29.49%, 11/19/24 ..... 12 12
UG991206154UG, 29.49%, 11/19/24 ..... 52 53
UG991211016UG, 29.49%, 11/19/24 ..... 181 186
UG991211138UG, 29.49%, 11/19/24 ..... 174 178
UG991215779UG, 29.49%, 11/19/24 ..... 103 105
UG991219562UG, 29.49%, 11/19/24 ..... 7 7
UG991221999UG, 29.49%, 11/19/24 ..... 68 69
UG991223456UG, 29.49%, 11/19/24 ..... 20 3
UG991225026UG, 29.49%, 11/19/24 ..... 88 (3)
UG991227057UG, 29.49%, 11/19/24 ..... 31 31
UG991229419UG, 29.49%, 11/19/24 ..... 479 487
UG991239313UG, 29.49%, 11/19/24 ..... 188 192
UG991242660UG, 29.49%, 11/19/24 ..... 442 449
UG991242783UG, 29.49%, 11/19/24 ..... 322 328
UG991247672UG, 29.49%, 11/19/24 ..... 77 79
UG991250108UG, 29.49%, 11/19/24 ..... 15 15
UG991254871UG, 29.49%, 11/19/24 ..... 73 73
UG991256783UG, 29.49%, 11/19/24 ..... 65 67
UG991258723UG, 29.49%, 11/19/24 ..... 124 127
UG991259761UG, 29.49%, 11/19/24 ..... 155 158
UG991259944UG, 29.49%, 11/19/24 ..... 82 84
UG991260193UG, 29.49%, 11/19/24 ..... 31 32
UG991260828UG, 29.49%, 11/19/24 ..... 39 40
UG991261749UG, 29.49%, 11/19/24 ..... 130 133
UG991267836UG, 29.49%, 11/19/24 ..... 127 129
UG991268203UG, 29.49%, 11/19/24 ..... 284 290
UG991268346UG, 29.49%, 11/19/24 ..... 144 142
UG991269656UG, 29.49%, 11/19/24 ..... 46 47
UG991275971UG, 29.49%, 11/19/24 ..... 781 794
UG991277369UG, 29.49%, 11/19/24 ..... 1,078 1,094
UG991278085UG, 29.49%, 11/19/24 ..... 503 517

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991278573UG, 29.49%, 11/19/24 ..... $ 305 $ 310
UG991279591UG, 29.49%, 11/19/24 ..... 87 5
UG991280490UG, 29.49%, 11/19/24 ..... 103 72
UG991284091UG, 29.49%, 11/19/24 ..... 93 (1)
UG991285961UG, 29.49%, 11/19/24 ..... 242 246
UG991288785UG, 29.49%, 11/19/24 ..... 166 169
UG991091001UG, Zero Cpn, 11/20/24 ... 546 37
UG991103289UG, Zero Cpn, 11/20/24 ... 146 10
UG991113728UG, Zero Cpn, 11/20/24 ... 519 36
UG991114737UG, Zero Cpn, 11/20/24 ... 160 11
UG991121680UG, Zero Cpn, 11/20/24 ... 295 20
UG991146775UG, Zero Cpn, 11/20/24 ... 449 31
UG991216810UG, Zero Cpn, 11/20/24 ... 133 9
UG991299845UG, Zero Cpn, 11/20/24 ... 1,129 77
UG991086006UG, 18.97%, 11/20/24 ..... 579 580
UG991109789UG, 18.97%, 11/20/24 ..... 196 24
UG991131248UG, 18.97%, 11/20/24 ..... 271 271
UG991212667UG, 18.97%, 11/20/24 ..... 1,138 1,138
UG991243987UG, 18.97%, 11/20/24 ..... 4,699 4,668
UG991277364UG, 18.97%, 11/20/24 ..... 1,489 1,484
UG991168973UG, 19.21%, 11/20/24 ..... 214 213
UG991138152UG, 19.8%, 11/20/24 ...... 323 322
UG991204096UG, 19.8%, 11/20/24 ...... 342 341
UG991204791UG, 19.8%, 11/20/24 ...... 108 108
UG991212992UG, 19.8%, 11/20/24 ...... 29 29
UG991225567UG, 19.8%, 11/20/24 ...... 239 –
UG991267411UG, 19.8%, 11/20/24 ...... 193 192
UG991102000UG, 19.99%, 11/20/24 ..... 334 343
UG991105915UG, 19.99%, 11/20/24 ..... 152 156
UG991108309UG, 19.99%, 11/20/24 ..... 227 226
UG991108487UG, 19.99%, 11/20/24 ..... 279 284
UG991109636UG, 19.99%, 11/20/24 ..... 103 103
UG991112938UG, 19.99%, 11/20/24 ..... 131 133
UG991158306UG, 19.99%, 11/20/24 ..... 209 215
UG991171504UG, 19.99%, 11/20/24 ..... 301 299
UG991175975UG, 19.99%, 11/20/24 ..... 127 129
UG991181647UG, 19.99%, 11/20/24 ..... 81 83
UG991188505UG, 19.99%, 11/20/24 ..... 152 157
UG991210688UG, 19.99%, 11/20/24 ..... 67 68
UG991218218UG, 19.99%, 11/20/24 ..... 597 614
UG991223074UG, 19.99%, 11/20/24 ..... 32 32
UG991235625UG, 19.99%, 11/20/24 ..... 46 46
UG991237192UG, 19.99%, 11/20/24 ..... 1,044 1,063
UG991263955UG, 19.99%, 11/20/24 ..... 84 85
UG991084611UG, 20.46%, 11/20/24 ..... 512 513
UG991085501UG, 20.46%, 11/20/24 ..... 797 800
UG991100911UG, 20.46%, 11/20/24 ..... 355 356
UG991102814UG, 20.46%, 11/20/24 ..... 179 179
UG991112817UG, 20.46%, 11/20/24 ..... 2,492 2,488
UG991125492UG, 20.46%, 11/20/24 ..... 145 145
UG991160910UG, 20.46%, 11/20/24 ..... 89 89
UG991172635UG, 20.46%, 11/20/24 ..... 21 1
UG991204576UG, 20.46%, 11/20/24 ..... 157 157
UG991086619UG, 20.97%, 11/20/24 ..... 3,307 3,293
UG991171843UG, 20.97%, 11/20/24 ..... 119 119
UG991293234UG, 20.97%, 11/20/24 ..... 219 16
UG991085535UG, 21.46%, 11/20/24 ..... 169 168
UG991114451UG, 21.46%, 11/20/24 ..... 778 777
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991125041UG, 21.46%, 11/20/24 ..... $ 138 $ 139
UG991133819UG, 21.46%, 11/20/24 ..... 112 112
UG991200919UG, 21.46%, 11/20/24 ..... 89 86
UG991215411UG, 21.46%, 11/20/24 ..... 334 335
UG991261262UG, 21.46%, 11/20/24 ..... 37 36
UG991143724UG, 21.98%, 11/20/24 ..... 207 206
UG991083736UG, 22.97%, 11/20/24 ..... – –
UG991091718UG, 22.97%, 11/20/24 ..... 9 10
UG991152530UG, 22.97%, 11/20/24 ..... 44 44
UG991173310UG, 22.97%, 11/20/24 ..... 73 73
UG991151893UG, 23.95%, 11/20/24 ..... 467 459
UG991089655UG, 25.94%, 11/20/24 ..... 155 156
UG991130568UG, 25.95%, 11/20/24 ..... 43 42
UG991276293UG, 25.95%, 11/20/24 ..... 304 302
UG991128669UG, 26.94%, 11/20/24 ..... 107 106
UG991177149UG, 26.94%, 11/20/24 ..... 2,287 1,382
UG991126391UG, 27.99%, 11/20/24 ..... 36 36
UG991137301UG, 27.99%, 11/20/24 ..... 141 143
UG991099607UG, 28.98%, 11/20/24 ..... 392 402
UG991100214UG, 28.98%, 11/20/24 ..... 143 147
UG991100430UG, 28.98%, 11/20/24 ..... – –
UG991103833UG, 28.98%, 11/20/24 ..... 229 229
UG991104390UG, 28.98%, 11/20/24 ..... 153 11
UG991105295UG, 28.98%, 11/20/24 ..... 734 737
UG991107307UG, 28.98%, 11/20/24 ..... 83 85
UG991108289UG, 28.98%, 11/20/24 ..... 1,569 1,610
UG991110958UG, 28.98%, 11/20/24 ..... 59 59
UG991115050UG, 28.98%, 11/20/24 ..... 188 191
UG991115150UG, 28.98%, 11/20/24 ..... 177 182
UG991118039UG, 28.98%, 11/20/24 ..... 30 5
UG991118707UG, 28.98%, 11/20/24 ..... 119 118
UG991122709UG, 28.98%, 11/20/24 ..... 128 131
UG991122834UG, 28.98%, 11/20/24 ..... 117 121
UG991123392UG, 28.98%, 11/20/24 ..... 207 209
UG991125422UG, 28.98%, 11/20/24 ..... 920 945
UG991125529UG, 28.98%, 11/20/24 ..... 754 774
UG991126124UG, 28.98%, 11/20/24 ..... 291 297
UG991126597UG, 28.98%, 11/20/24 ..... 60 61
UG991126868UG, 28.98%, 11/20/24 ..... 534 543
UG991128015UG, 28.98%, 11/20/24 ..... 30 5
UG991129586UG, 28.98%, 11/20/24 ..... 104 2
UG991130160UG, 28.98%, 11/20/24 ..... 94 96
UG991130170UG, 28.98%, 11/20/24 ..... 39 39
UG991131281UG, 28.98%, 11/20/24 ..... 15 15
UG991133560UG, 28.98%, 11/20/24 ..... 99 102
UG991133721UG, 28.98%, 11/20/24 ..... 471 484
UG991136884UG, 28.98%, 11/20/24 ..... 256 257
UG991137933UG, 28.98%, 11/20/24 ..... 58 58
UG991139188UG, 28.98%, 11/20/24 ..... 1,221 1,254
UG991139691UG, 28.98%, 11/20/24 ..... 103 8
UG991140250UG, 28.98%, 11/20/24 ..... 174 177
UG991144058UG, 28.98%, 11/20/24 ..... 778 789
UG991145878UG, 28.98%, 11/20/24 ..... 747 760
UG991147511UG, 28.98%, 11/20/24 ..... 76 77
UG991150299UG, 28.98%, 11/20/24 ..... 120 38
UG991150671UG, 28.98%, 11/20/24 ..... 47 48
UG991151618UG, 28.98%, 11/20/24 ..... 367 (29)
UG991156385UG, 28.98%, 11/20/24 ..... 53 54

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991159138UG, 28.98%, 11/20/24 ..... $ 133 $ 136
UG991159911UG, 28.98%, 11/20/24 ..... 970 996
UG991160183UG, 28.98%, 11/20/24 ..... 171 176
UG991161340UG, 28.98%, 11/20/24 ..... 185 185
UG991163497UG, 28.98%, 11/20/24 ..... 483 496
UG991166384UG, 28.98%, 11/20/24 ..... 1,155 1,179
UG991170492UG, 28.98%, 11/20/24 ..... 186 191
UG991171656UG, 28.98%, 11/20/24 ..... 156 160
UG991173371UG, 28.98%, 11/20/24 ..... 118 1
UG991179992UG, 28.98%, 11/20/24 ..... 135 138
UG991184545UG, 28.98%, 11/20/24 ..... 254 261
UG991187570UG, 28.98%, 11/20/24 ..... 163 167
UG991190395UG, 28.98%, 11/20/24 ..... 73 75
UG991194988UG, 28.98%, 11/20/24 ..... 416 408
UG991196328UG, 28.98%, 11/20/24 ..... 219 220
UG991198786UG, 28.98%, 11/20/24 ..... 287 292
UG991199806UG, 28.98%, 11/20/24 ..... 141 19
UG991202534UG, 28.98%, 11/20/24 ..... 408 54
UG991203518UG, 28.98%, 11/20/24 ..... 48 49
UG991204942UG, 28.98%, 11/20/24 ..... 136 140
UG991212347UG, 28.98%, 11/20/24 ..... 119 118
UG991217421UG, 28.98%, 11/20/24 ..... 641 652
UG991220385UG, 28.98%, 11/20/24 ..... 9 9
UG991226698UG, 28.98%, 11/20/24 ..... 140 143
UG991232543UG, 28.98%, 11/20/24 ..... 173 177
UG991239336UG, 28.98%, 11/20/24 ..... 274 36
UG991247369UG, 28.98%, 11/20/24 ..... 1,261 1,283
UG991256789UG, 28.98%, 11/20/24 ..... 439 58
UG991261775UG, 28.98%, 11/20/24 ..... 126 126
UG991262519UG, 28.98%, 11/20/24 ..... 129 17
UG991263045UG, 28.98%, 11/20/24 ..... 489 498
UG991267705UG, 28.98%, 11/20/24 ..... 189 191
UG991268449UG, 28.98%, 11/20/24 ..... 9 9
UG991268904UG, 28.98%, 11/20/24 ..... 1,830 1,859
UG991268970UG, 28.98%, 11/20/24 ..... 504 513
UG991272832UG, 28.98%, 11/20/24 ..... 300 305
UG991276708UG, 28.98%, 11/20/24 ..... 189 192
UG991280031UG, 28.98%, 11/20/24 ..... 83 84
UG991283003UG, 28.98%, 11/20/24 ..... 78 24
UG991297402UG, 28.98%, 11/20/24 ..... 204 208
UG991298120UG, 28.98%, 11/20/24 ..... 995 142
UG991098504UG, 29.49%, 11/20/24 ..... 90 91
UG991098513UG, 29.49%, 11/20/24 ..... 80 83
UG991099356UG, 29.49%, 11/20/24 ..... 33 33
UG991100908UG, 29.49%, 11/20/24 ..... 1,134 1,161
UG991101221UG, 29.49%, 11/20/24 ..... 450 (15)
UG991104826UG, 29.49%, 11/20/24 ..... 91 93
UG991106397UG, 29.49%, 11/20/24 ..... 266 267
UG991107977UG, 29.49%, 11/20/24 ..... 136 136
UG991108509UG, 29.49%, 11/20/24 ..... 375 368
UG991108554UG, 29.49%, 11/20/24 ..... 726 755
UG991109891UG, 29.49%, 11/20/24 ..... 63 64
UG991110253UG, 29.49%, 11/20/24 ..... 166 170
UG991110617UG, 29.49%, 11/20/24 ..... 284 293
UG991112071UG, 29.49%, 11/20/24 ..... 284 292
UG991112167UG, 29.49%, 11/20/24 ..... 73 75
UG991112371UG, 29.49%, 11/20/24 ..... 55 56
UG991112414UG, 29.49%, 11/20/24 ..... 171 (2)
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991113693UG, 29.49%, 11/20/24 ..... $ 147 $ 152
UG991113695UG, 29.49%, 11/20/24 ..... 313 315
UG991115014UG, 29.49%, 11/20/24 ..... 219 (8)
UG991117048UG, 29.49%, 11/20/24 ..... 124 126
UG991117581UG, 29.49%, 11/20/24 ..... 416 424
UG991119330UG, 29.49%, 11/20/24 ..... 487 500
UG991119766UG, 29.49%, 11/20/24 ..... 100 103
UG991121518UG, 29.49%, 11/20/24 ..... 142 146
UG991121991UG, 29.49%, 11/20/24 ..... 220 221
UG991122096UG, 29.49%, 11/20/24 ..... 103 106
UG991123837UG, 29.49%, 11/20/24 ..... 16 16
UG991124909UG, 29.49%, 11/20/24 ..... 74 75
UG991125322UG, 29.49%, 11/20/24 ..... 171 176
UG991128142UG, 29.49%, 11/20/24 ..... 179 (7)
UG991129659UG, 29.49%, 11/20/24 ..... 228 230
UG991133485UG, 29.49%, 11/20/24 ..... 86 87
UG991135949UG, 29.49%, 11/20/24 ..... 26 26
UG991137387UG, 29.49%, 11/20/24 ..... 224 160
UG991140790UG, 29.49%, 11/20/24 ..... 511 529
UG991142389UG, 29.49%, 11/20/24 ..... 764 787
UG991143761UG, 29.49%, 11/20/24 ..... 27 27
UG991145294UG, 29.49%, 11/20/24 ..... 93 96
UG991150600UG, 29.49%, 11/20/24 ..... 906 915
UG991151418UG, 29.49%, 11/20/24 ..... 125 127
UG991152603UG, 29.49%, 11/20/24 ..... 182 187
UG991158327UG, 29.49%, 11/20/24 ..... 81 81
UG991161030UG, 29.49%, 11/20/24 ..... 146 102
UG991164566UG, 29.49%, 11/20/24 ..... 170 174
UG991165138UG, 29.49%, 11/20/24 ..... 153 157
UG991167362UG, 29.49%, 11/20/24 ..... 383 394
UG991169205UG, 29.49%, 11/20/24 ..... 1,915 1,958
UG991179415UG, 29.49%, 11/20/24 ..... 630 86
UG991185527UG, 29.49%, 11/20/24 ..... 15 15
UG991185927UG, 29.49%, 11/20/24 ..... 102 104
UG991187953UG, 29.49%, 11/20/24 ..... 42 42
UG991188097UG, 29.49%, 11/20/24 ..... 51 52
UG991192873UG, 29.49%, 11/20/24 ..... 47 48
UG991195573UG, 29.49%, 11/20/24 ..... 254 265
UG991198370UG, 29.49%, 11/20/24 ..... 212 213
UG991198394UG, 29.49%, 11/20/24 ..... 456 468
UG991202228UG, 29.49%, 11/20/24 ..... 154 158
UG991203385UG, 29.49%, 11/20/24 ..... 113 113
UG991204657UG, 29.49%, 11/20/24 ..... 12 12
UG991210088UG, 29.49%, 11/20/24 ..... 496 502
UG991211764UG, 29.49%, 11/20/24 ..... 66 68
UG991212353UG, 29.49%, 11/20/24 ..... 30 2
UG991213437UG, 29.49%, 11/20/24 ..... 75 78
UG991213653UG, 29.49%, 11/20/24 ..... 349 356
UG991215595UG, 29.49%, 11/20/24 ..... 381 397
UG991216973UG, 29.49%, 11/20/24 ..... 487 497
UG991218431UG, 29.49%, 11/20/24 ..... 60 5
UG991219254UG, 29.49%, 11/20/24 ..... 66 67
UG991223479UG, 29.49%, 11/20/24 ..... 192 127
UG991226505UG, 29.49%, 11/20/24 ..... 29 29
UG991231725UG, 29.49%, 11/20/24 ..... 294 296
UG991233581UG, 29.49%, 11/20/24 ..... 54 54
UG991233863UG, 29.49%, 11/20/24 ..... 1,701 1,738
UG991238431UG, 29.49%, 11/20/24 ..... 966 988

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991239349UG, 29.49%, 11/20/24 ..... $ 220 $ 229
UG991239830UG, 29.49%, 11/20/24 ..... 569 580
UG991244043UG, 29.49%, 11/20/24 ..... 65 65
UG991247212UG, 29.49%, 11/20/24 ..... 250 255
UG991247313UG, 29.49%, 11/20/24 ..... 167 170
UG991252193UG, 29.49%, 11/20/24 ..... 45 45
UG991255946UG, 29.49%, 11/20/24 ..... 77 79
UG991267259UG, 29.49%, 11/20/24 ..... 114 116
UG991267347UG, 29.49%, 11/20/24 ..... 180 184
UG991267709UG, 29.49%, 11/20/24 ..... 257 263
UG991268841UG, 29.49%, 11/20/24 ..... 79 81
UG991269003UG, 29.49%, 11/20/24 ..... 755 765
UG991270194UG, 29.49%, 11/20/24 ..... 86 88
UG991271173UG, 29.49%, 11/20/24 ..... 672 687
UG991279273UG, 29.49%, 11/20/24 ..... 185 184
UG991284731UG, 29.49%, 11/20/24 ..... 54 54
UG991297615UG, 29.49%, 11/20/24 ..... 54 55
UG991299902UG, 29.49%, 11/20/24 ..... 315 321
UG991099795UG, Zero Cpn, 11/21/24 ... 160 11
UG991102979UG, Zero Cpn, 11/21/24 ... 532 37
UG991107874UG, Zero Cpn, 11/21/24 ... 144 10
UG991109631UG, Zero Cpn, 11/21/24 ... 257 17
UG991116295UG, Zero Cpn, 11/21/24 ... 873 59
UG991119302UG, Zero Cpn, 11/21/24 ... 6,853 480
UG991134193UG, Zero Cpn, 11/21/24 ... 241 16
UG991142550UG, Zero Cpn, 11/21/24 ... 145 10
UG991147107UG, Zero Cpn, 11/21/24 ... 203 14
UG991150423UG, Zero Cpn, 11/21/24 ... 363 25
UG991183586UG, Zero Cpn, 11/21/24 ... 170 12
UG991207792UG, Zero Cpn, 11/21/24 ... 85 6
UG991223685UG, Zero Cpn, 11/21/24 ... 169 11
UG991239600UG, Zero Cpn, 11/21/24 ... 110 7
UG991275695UG, Zero Cpn, 11/21/24 ... 36 3
UG991298339UG, Zero Cpn, 11/21/24 ... 41 3
UG991149639UG, 18.21%, 11/21/24 ..... 391 392
UG991093963UG, 18.97%, 11/21/24 ..... 441 53
UG991128878UG, 18.97%, 11/21/24 ..... 29 29
UG991224989UG, 18.97%, 11/21/24 ..... 1,063 1,065
UG991143958UG, 19.21%, 11/21/24 ..... – –
UG991237854UG, 19.21%, 11/21/24 ..... 183 179
UG991248208UG, 19.21%, 11/21/24 ..... 402 401
UG991254447UG, 19.21%, 11/21/24 ..... 223 222
UG991110086UG, 19.8%, 11/21/24 ...... – –
UG991141090UG, 19.8%, 11/21/24 ...... 722 724
UG991144492UG, 19.8%, 11/21/24 ...... 233 229
UG991187993UG, 19.8%, 11/21/24 ...... 196 195
UG991198112UG, 19.8%, 11/21/24 ...... 225 225
UG991101910UG, 19.99%, 11/21/24 ..... 2,315 2,375
UG991110283UG, 19.99%, 11/21/24 ..... 233 239
UG991117284UG, 19.99%, 11/21/24 ..... 34 35
UG991129682UG, 19.99%, 11/21/24 ..... 349 359
UG991174755UG, 19.99%, 11/21/24 ..... 282 289
UG991233192UG, 19.99%, 11/21/24 ..... 35 35
UG991141157UG, 20.46%, 11/21/24 ..... 4,554 4,566
UG991091686UG, 20.97%, 11/21/24 ..... 114 114
UG991151289UG, 20.97%, 11/21/24 ..... 184 14
UG991177917UG, 20.97%, 11/21/24 ..... 36 36
UG991291564UG, 20.98%, 11/21/24 ..... 82 81
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991092476UG, 21.46%, 11/21/24 ..... $ 255 $ 170
UG991109801UG, 21.46%, 11/21/24 ..... 485 477
UG991157623UG, 21.46%, 11/21/24 ..... 17 17
UG991224483UG, 21.46%, 11/21/24 ..... 182 182
UG991135834UG, 21.97%, 11/21/24 ..... 295 296
UG991206543UG, 21.97%, 11/21/24 ..... 4,377 4,391
UG991097991UG, 21.98%, 11/21/24 ..... 2,452 2,449
UG991109825UG, 21.98%, 11/21/24 ..... 254 253
UG991114413UG, 21.98%, 11/21/24 ..... 331 332
UG991205229UG, 21.98%, 11/21/24 ..... 24 24
UG991207630UG, 21.98%, 11/21/24 ..... 366 364
UG991235519UG, 21.98%, 11/21/24 ..... 291 290
UG991267091UG, 21.98%, 11/21/24 ..... 2,183 2,173
UG991156272UG, 22.95%, 11/21/24 ..... 233 166
UG991104066UG, 23.95%, 11/21/24 ..... 313 314
UG991123920UG, 23.95%, 11/21/24 ..... 922 923
UG991212106UG, 23.95%, 11/21/24 ..... 12 11
UG991271217UG, 23.95%, 11/21/24 ..... 256 19
UG991091300UG, 26.94%, 11/21/24 ..... 232 232
UG991098564UG, 26.94%, 11/21/24 ..... 142 141
UG991128509UG, 27.99%, 11/21/24 ..... 210 215
UG991098805UG, 28.98%, 11/21/24 ..... 58 59
UG991099584UG, 28.98%, 11/21/24 ..... 91 94
UG991100106UG, 28.98%, 11/21/24 ..... 44 44
UG991100133UG, 28.98%, 11/21/24 ..... 130 17
UG991101503UG, 28.98%, 11/21/24 ..... 947 972
UG991103359UG, 28.98%, 11/21/24 ..... 866 889
UG991103415UG, 28.98%, 11/21/24 ..... 57 57
UG991103484UG, 28.98%, 11/21/24 ..... 45 46
UG991103505UG, 28.98%, 11/21/24 ..... 413 424
UG991104830UG, 28.98%, 11/21/24 ..... 1,198 1,223
UG991105102UG, 28.98%, 11/21/24 ..... 132 111
UG991106305UG, 28.98%, 11/21/24 ..... 674 690
UG991106632UG, 28.98%, 11/21/24 ..... 318 318
UG991107084UG, 28.98%, 11/21/24 ..... 321 329
UG991107547UG, 28.98%, 11/21/24 ..... 625 610
UG991107910UG, 28.98%, 11/21/24 ..... 268 266
UG991110664UG, 28.98%, 11/21/24 ..... 1 1
UG991112083UG, 28.98%, 11/21/24 ..... 1,517 1,558
UG991112673UG, 28.98%, 11/21/24 ..... 97 99
UG991113938UG, 28.98%, 11/21/24 ..... 211 217
UG991115757UG, 28.98%, 11/21/24 ..... 111 113
UG991122560UG, 28.98%, 11/21/24 ..... 230 234
UG991122614UG, 28.98%, 11/21/24 ..... 102 (4)
UG991123406UG, 28.98%, 11/21/24 ..... 145 146
UG991125455UG, 28.98%, 11/21/24 ..... 170 173
UG991125692UG, 28.98%, 11/21/24 ..... 50 50
UG991129275UG, 28.98%, 11/21/24 ..... 554 557
UG991130741UG, 28.98%, 11/21/24 ..... 97 98
UG991131576UG, 28.98%, 11/21/24 ..... 1,823 1,866
UG991135493UG, 28.98%, 11/21/24 ..... 48 49
UG991136064UG, 28.98%, 11/21/24 ..... 361 371
UG991138300UG, 28.98%, 11/21/24 ..... 52 52
UG991140811UG, 28.98%, 11/21/24 ..... 91 93
UG991142024UG, 28.98%, 11/21/24 ..... 1,520 1,049
UG991144473UG, 28.98%, 11/21/24 ..... 213 219
UG991150874UG, 28.98%, 11/21/24 ..... 1,649 (53)
UG991153965UG, 28.98%, 11/21/24 ..... 23 23

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991162098UG, 28.98%, 11/21/24 ..... $ 251 $ 258
UG991169889UG, 28.98%, 11/21/24 ..... 417 425
UG991170155UG, 28.98%, 11/21/24 ..... 1,019 1,026
UG991174647UG, 28.98%, 11/21/24 ..... 343 352
UG991174651UG, 28.98%, 11/21/24 ..... 1,220 1,242
UG991177091UG, 28.98%, 11/21/24 ..... 706 724
UG991178506UG, 28.98%, 11/21/24 ..... 246 252
UG991181062UG, 28.98%, 11/21/24 ..... 986 998
UG991185383UG, 28.98%, 11/21/24 ..... 526 536
UG991194541UG, 28.98%, 11/21/24 ..... 122 125
UG991196539UG, 28.98%, 11/21/24 ..... 59 60
UG991197966UG, 28.98%, 11/21/24 ..... 102 104
UG991204271UG, 28.98%, 11/21/24 ..... 134 137
UG991204664UG, 28.98%, 11/21/24 ..... 203 15
UG991205228UG, 28.98%, 11/21/24 ..... 62 64
UG991205445UG, 28.98%, 11/21/24 ..... 360 369
UG991212789UG, 28.98%, 11/21/24 ..... 99 101
UG991218149UG, 28.98%, 11/21/24 ..... 1,267 1,302
UG991218290UG, 28.98%, 11/21/24 ..... 8 8
UG991223136UG, 28.98%, 11/21/24 ..... 440 446
UG991225496UG, 28.98%, 11/21/24 ..... 188 190
UG991226400UG, 28.98%, 11/21/24 ..... 36 36
UG991227250UG, 28.98%, 11/21/24 ..... 165 167
UG991233789UG, 28.98%, 11/21/24 ..... 391 399
UG991234615UG, 28.98%, 11/21/24 ..... 48 49
UG991236869UG, 28.98%, 11/21/24 ..... 198 194
UG991237119UG, 28.98%, 11/21/24 ..... 1,134 815
UG991243049UG, 28.98%, 11/21/24 ..... 105 107
UG991246684UG, 28.98%, 11/21/24 ..... 1,263 1,286
UG991249892UG, 28.98%, 11/21/24 ..... 12 12
UG991250096UG, 28.98%, 11/21/24 ..... 32 32
UG991257871UG, 28.98%, 11/21/24 ..... 138 140
UG991262752UG, 28.98%, 11/21/24 ..... 105 106
UG991263992UG, 28.98%, 11/21/24 ..... 226 230
UG991264140UG, 28.98%, 11/21/24 ..... 682 693
UG991269555UG, 28.98%, 11/21/24 ..... 194 197
UG991275113UG, 28.98%, 11/21/24 ..... 124 8
UG991284800UG, 28.98%, 11/21/24 ..... 156 158
UG991290510UG, 28.98%, 11/21/24 ..... 27 27
UG991297297UG, 28.98%, 11/21/24 ..... 208 211
UG991297865UG, 28.98%, 11/21/24 ..... 193 196
UG991098822UG, 29.49%, 11/21/24 ..... 221 227
UG991098918UG, 29.49%, 11/21/24 ..... 328 338
UG991099684UG, 29.49%, 11/21/24 ..... 83 86
UG991099793UG, 29.49%, 11/21/24 ..... 531 528
UG991099825UG, 29.49%, 11/21/24 ..... 252 169
UG991099891UG, 29.49%, 11/21/24 ..... 228 228
UG991100418UG, 29.49%, 11/21/24 ..... 363 376
UG991101168UG, 29.49%, 11/21/24 ..... 52 53
UG991101214UG, 29.49%, 11/21/24 ..... 1,524 208
UG991102962UG, 29.49%, 11/21/24 ..... 66 69
UG991103642UG, 29.49%, 11/21/24 ..... 222 216
UG991104175UG, 29.49%, 11/21/24 ..... 21 21
UG991104383UG, 29.49%, 11/21/24 ..... 239 242
UG991104423UG, 29.49%, 11/21/24 ..... 341 45
UG991105230UG, 29.49%, 11/21/24 ..... – –
UG991107662UG, 29.49%, 11/21/24 ..... 58 58
UG991107906UG, 29.49%, 11/21/24 ..... 1,292 1,320
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991109577UG, 29.49%, 11/21/24 ..... $ 1 $ 1
UG991112437UG, 29.49%, 11/21/24 ..... 303 22
UG991112882UG, 29.49%, 11/21/24 ..... 648 666
UG991113103UG, 29.49%, 11/21/24 ..... 129 133
UG991113685UG, 29.49%, 11/21/24 ..... 32 1
UG991114305UG, 29.49%, 11/21/24 ..... 22 22
UG991114374UG, 29.49%, 11/21/24 ..... 292 296
UG991115328UG, 29.49%, 11/21/24 ..... 24 24
UG991115550UG, 29.49%, 11/21/24 ..... 127 127
UG991115930UG, 29.49%, 11/21/24 ..... 630 (67)
UG991116441UG, 29.49%, 11/21/24 ..... 307 22
UG991118137UG, 29.49%, 11/21/24 ..... 175 (5)
UG991121299UG, 29.49%, 11/21/24 ..... 302 305
UG991122036UG, 29.49%, 11/21/24 ..... 68 69
UG991123398UG, 29.49%, 11/21/24 ..... 261 264
UG991123851UG, 29.49%, 11/21/24 ..... 359 368
UG991124929UG, 29.49%, 11/21/24 ..... 114 114
UG991125417UG, 29.49%, 11/21/24 ..... 96 99
UG991125736UG, 29.49%, 11/21/24 ..... 51 52
UG991125880UG, 29.49%, 11/21/24 ..... 48 4
UG991129183UG, 29.49%, 11/21/24 ..... 373 375
UG991130355UG, 29.49%, 11/21/24 ..... 512 520
UG991130674UG, 29.49%, 11/21/24 ..... 67 67
UG991131801UG, 29.49%, 11/21/24 ..... 89 89
UG991132346UG, 29.49%, 11/21/24 ..... 574 587
UG991132792UG, 29.49%, 11/21/24 ..... 138 142
UG991132948UG, 29.49%, 11/21/24 ..... 109 113
UG991133364UG, 29.49%, 11/21/24 ..... 41 41
UG991133817UG, 29.49%, 11/21/24 ..... 234 241
UG991136618UG, 29.49%, 11/21/24 ..... 141 144
UG991137083UG, 29.49%, 11/21/24 ..... 351 341
UG991137564UG, 29.49%, 11/21/24 ..... 142 144
UG991137836UG, 29.49%, 11/21/24 ..... 135 133
UG991139313UG, 29.49%, 11/21/24 ..... 102 105
UG991139966UG, 29.49%, 11/21/24 ..... 148 150
UG991140808UG, 29.49%, 11/21/24 ..... 32 32
UG991142705UG, 29.49%, 11/21/24 ..... 417 429
UG991144598UG, 29.49%, 11/21/24 ..... 134 137
UG991145155UG, 29.49%, 11/21/24 ..... 6 6
UG991145319UG, 29.49%, 11/21/24 ..... 119 9
UG991155328UG, 29.49%, 11/21/24 ..... 185 190
UG991157022UG, 29.49%, 11/21/24 ..... 653 667
UG991159418UG, 29.49%, 11/21/24 ..... 141 146
UG991173134UG, 29.49%, 11/21/24 ..... 78 78
UG991173935UG, 29.49%, 11/21/24 ..... 577 –
UG991179251UG, 29.49%, 11/21/24 ..... 161 163
UG991179856UG, 29.49%, 11/21/24 ..... 812 844
UG991179953UG, 29.49%, 11/21/24 ..... 36 36
UG991183376UG, 29.49%, 11/21/24 ..... 637 657
UG991187695UG, 29.49%, 11/21/24 ..... 132 136
UG991191726UG, 29.49%, 11/21/24 ..... 211 213
UG991195967UG, 29.49%, 11/21/24 ..... 186 193
UG991197725UG, 29.49%, 11/21/24 ..... 1,677 1,745
UG991206897UG, 29.49%, 11/21/24 ..... 71 71
UG991218959UG, 29.49%, 11/21/24 ..... 139 10
UG991219638UG, 29.49%, 11/21/24 ..... 82 84
UG991221067UG, 29.49%, 11/21/24 ..... 39 39
UG991221868UG, 29.49%, 11/21/24 ..... 53 55

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991222533UG, 29.49%, 11/21/24 ..... $ 49 $ 49
UG991225320UG, 29.49%, 11/21/24 ..... 206 150
UG991232712UG, 29.49%, 11/21/24 ..... 1,023 142
UG991243146UG, 29.49%, 11/21/24 ..... 1,237 1,263
UG991244603UG, 29.49%, 11/21/24 ..... 2 2
UG991248040UG, 29.49%, 11/21/24 ..... 252 257
UG991255779UG, 29.49%, 11/21/24 ..... 80 82
UG991259033UG, 29.49%, 11/21/24 ..... 266 271
UG991263744UG, 29.49%, 11/21/24 ..... 262 267
UG991264912UG, 29.49%, 11/21/24 ..... 106 108
UG991268256UG, 29.49%, 11/21/24 ..... 32 32
UG991269668UG, 29.49%, 11/21/24 ..... 186 190
UG991273052UG, 29.49%, 11/21/24 ..... 404 412
UG991275188UG, 29.49%, 11/21/24 ..... 315 322
UG991278138UG, 29.49%, 11/21/24 ..... 119 8
UG991280082UG, 29.49%, 11/21/24 ..... 84 86
UG991284824UG, 29.49%, 11/21/24 ..... 31 31
UG991284917UG, 29.49%, 11/21/24 ..... 246 –
UG991294280UG, 29.49%, 11/21/24 ..... 21 21
UG991299649UG, 29.49%, 11/21/24 ..... 423 30
UG991098562UG, Zero Cpn, 11/22/24 ... 602 41
UG991100358UG, Zero Cpn, 11/22/24 ... 404 27
UG991100501UG, Zero Cpn, 11/22/24 ... 182 12
UG991100836UG, Zero Cpn, 11/22/24 ... 601 41
UG991101777UG, Zero Cpn, 11/22/24 ... 192 13
UG991104711UG, Zero Cpn, 11/22/24 ... 252 17
UG991106222UG, Zero Cpn, 11/22/24 ... 3,472 235
UG991117549UG, Zero Cpn, 11/22/24 ... 105 7
UG991120837UG, Zero Cpn, 11/22/24 ... 1,133 78
UG991123820UG, Zero Cpn, 11/22/24 ... 502 34
UG991126056UG, Zero Cpn, 11/22/24 ... 908 62
UG991137116UG, Zero Cpn, 11/22/24 ... 588 40
UG991184193UG, Zero Cpn, 11/22/24 ... 375 25
UG991216209UG, Zero Cpn, 11/22/24 ... 812 55
UG991239074UG, Zero Cpn, 11/22/24 ... 95 6
UG991114211UG, 18.97%, 11/22/24 ..... 454 454
UG991122742UG, 18.97%, 11/22/24 ..... 143 143
UG991125689UG, 18.97%, 11/22/24 ..... 193 193
UG991154003UG, 18.97%, 11/22/24 ..... 693 695
UG991239632UG, 18.97%, 11/22/24 ..... 2,988 2,994
UG991118023UG, 19.21%, 11/22/24 ..... 155 155
UG991119286UG, 19.21%, 11/22/24 ..... 545 538
UG991119833UG, 19.21%, 11/22/24 ..... 714 716
UG991199042UG, 19.21%, 11/22/24 ..... 548 549
UG991103401UG, 19.99%, 11/22/24 ..... 411 422
UG991121665UG, 19.99%, 11/22/24 ..... 90 92
UG991132324UG, 19.99%, 11/22/24 ..... 178 180
UG991134545UG, 19.99%, 11/22/24 ..... 961 988
UG991157348UG, 19.99%, 11/22/24 ..... 342 352
UG991166717UG, 19.99%, 11/22/24 ..... 221 226
UG991181160UG, 19.99%, 11/22/24 ..... 543 536
UG991214703UG, 19.99%, 11/22/24 ..... 947 9
UG991227531UG, 19.99%, 11/22/24 ..... 739 –
UG991270414UG, 19.99%, 11/22/24 ..... 67 67
UG991271550UG, 19.99%, 11/22/24 ..... 690 693
UG991279794UG, 19.99%, 11/22/24 ..... 348 353
UG991183733UG, 20.46%, 11/22/24 ..... 469 470
UG991204119UG, 20.46%, 11/22/24 ..... 29 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991213596UG, 20.46%, 11/22/24 ..... $ 2,485 $ 2,492
UG991264755UG, 20.46%, 11/22/24 ..... 125 124
UG991267133UG, 20.97%, 11/22/24 ..... 217 (1)
UG991118422UG, 21.46%, 11/22/24 ..... 1,517 1,522
UG991131049UG, 21.46%, 11/22/24 ..... 172 172
UG991215119UG, 21.46%, 11/22/24 ..... 412 409
UG991099821UG, 21.98%, 11/22/24 ..... 209 209
UG991116000UG, 21.98%, 11/22/24 ..... 315 310
UG991127574UG, 21.98%, 11/22/24 ..... 668 85
UG991285026UG, 21.98%, 11/22/24 ..... 97 96
UG991101812UG, 22.95%, 11/22/24 ..... 174 113
UG991118260UG, 22.95%, 11/22/24 ..... 944 613
UG991100723UG, 22.97%, 11/22/24 ..... 139 139
UG991196292UG, 22.97%, 11/22/24 ..... 170 171
UG991124752UG, 23.95%, 11/22/24 ..... 122 123
UG991272573UG, 23.95%, 11/22/24 ..... 409 406
UG991166382UG, 26.94%, 11/22/24 ..... 102 102
UG991180574UG, 26.94%, 11/22/24 ..... 264 265
UG991104265UG, 27.99%, 11/22/24 ..... 2,399 1,750
UG991115779UG, 27.99%, 11/22/24 ..... 939 671
UG991099542UG, 28.98%, 11/22/24 ..... – –
UG991100308UG, 28.98%, 11/22/24 ..... 1 1
UG991102689UG, 28.98%, 11/22/24 ..... – –
UG991102922UG, 28.98%, 11/22/24 ..... 391 402
UG991102964UG, 28.98%, 11/22/24 ..... 143 147
UG991103009UG, 28.98%, 11/22/24 ..... 232 238
UG991103706UG, 28.98%, 11/22/24 ..... 1,412 1,415
UG991104196UG, 28.98%, 11/22/24 ..... 259 264
UG991104456UG, 28.98%, 11/22/24 ..... 777 782
UG991104504UG, 28.98%, 11/22/24 ..... 232 238
UG991104984UG, 28.98%, 11/22/24 ..... 15 15
UG991105023UG, 28.98%, 11/22/24 ..... 2,889 2,969
UG991105794UG, 28.98%, 11/22/24 ..... 1,236 1,270
UG991106035UG, 28.98%, 11/22/24 ..... 135 138
UG991106358UG, 28.98%, 11/22/24 ..... 105 105
UG991107161UG, 28.98%, 11/22/24 ..... 60 60
UG991107556UG, 28.98%, 11/22/24 ..... 660 652
UG991107575UG, 28.98%, 11/22/24 ..... 260 265
UG991107921UG, 28.98%, 11/22/24 ..... 1,499 1,531
UG991110155UG, 28.98%, 11/22/24 ..... 68 68
UG991110358UG, 28.98%, 11/22/24 ..... 136 139
UG991110618UG, 28.98%, 11/22/24 ..... 72 74
UG991110719UG, 28.98%, 11/22/24 ..... 135 139
UG991115061UG, 28.98%, 11/22/24 ..... 114 116
UG991116602UG, 28.98%, 11/22/24 ..... 385 393
UG991116973UG, 28.98%, 11/22/24 ..... 291 298
UG991118128UG, 28.98%, 11/22/24 ..... 133 132
UG991121466UG, 28.98%, 11/22/24 ..... 120 123
UG991122119UG, 28.98%, 11/22/24 ..... 76 78
UG991123827UG, 28.98%, 11/22/24 ..... 674 686
UG991126345UG, 28.98%, 11/22/24 ..... 10 10
UG991127224UG, 28.98%, 11/22/24 ..... 640 658
UG991127481UG, 28.98%, 11/22/24 ..... 640 653
UG991127588UG, 28.98%, 11/22/24 ..... 86 88
UG991128908UG, 28.98%, 11/22/24 ..... – –
UG991130694UG, 28.98%, 11/22/24 ..... 13 13
UG991131367UG, 28.98%, 11/22/24 ..... 385 383
UG991131812UG, 28.98%, 11/22/24 ..... 157 161

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991132839UG, 28.98%, 11/22/24 ..... $ 134 $ (5)
UG991132905UG, 28.98%, 11/22/24 ..... 210 211
UG991136765UG, 28.98%, 11/22/24 ..... 688 706
UG991137246UG, 28.98%, 11/22/24 ..... 514 521
UG991139063UG, 28.98%, 11/22/24 ..... 6 6
UG991139408UG, 28.98%, 11/22/24 ..... 69 70
UG991143616UG, 28.98%, 11/22/24 ..... 393 403
UG991143933UG, 28.98%, 11/22/24 ..... 329 338
UG991147880UG, 28.98%, 11/22/24 ..... 23 23
UG991147942UG, 28.98%, 11/22/24 ..... 1,863 (60)
UG991149223UG, 28.98%, 11/22/24 ..... 68 69
UG991149451UG, 28.98%, 11/22/24 ..... 639 656
UG991153364UG, 28.98%, 11/22/24 ..... 373 380
UG991156074UG, 28.98%, 11/22/24 ..... 143 145
UG991156523UG, 28.98%, 11/22/24 ..... 86 86
UG991159179UG, 28.98%, 11/22/24 ..... 347 356
UG991161581UG, 28.98%, 11/22/24 ..... 310 314
UG991162076UG, 28.98%, 11/22/24 ..... 52 52
UG991162865UG, 28.98%, 11/22/24 ..... 69 70
UG991163227UG, 28.98%, 11/22/24 ..... 360 370
UG991163510UG, 28.98%, 11/22/24 ..... 307 306
UG991163764UG, 28.98%, 11/22/24 ..... 111 113
UG991167377UG, 28.98%, 11/22/24 ..... 214 15
UG991169488UG, 28.98%, 11/22/24 ..... 223 229
UG991169914UG, 28.98%, 11/22/24 ..... 340 348
UG991173036UG, 28.98%, 11/22/24 ..... 80 82
UG991173716UG, 28.98%, 11/22/24 ..... 675 687
UG991177122UG, 28.98%, 11/22/24 ..... 1,648 1,654
UG991179841UG, 28.98%, 11/22/24 ..... 164 163
UG991180530UG, 28.98%, 11/22/24 ..... 202 207
UG991184097UG, 28.98%, 11/22/24 ..... 240 246
UG991184113UG, 28.98%, 11/22/24 ..... 1,130 1,138
UG991188676UG, 28.98%, 11/22/24 ..... 692 705
UG991195368UG, 28.98%, 11/22/24 ..... 82 84
UG991195764UG, 28.98%, 11/22/24 ..... 90 93
UG991197771UG, 28.98%, 11/22/24 ..... 145 149
UG991204158UG, 28.98%, 11/22/24 ..... 132 132
UG991219493UG, 28.98%, 11/22/24 ..... 142 145
UG991223543UG, 28.98%, 11/22/24 ..... 74 74
UG991223597UG, 28.98%, 11/22/24 ..... 187 190
UG991223823UG, 28.98%, 11/22/24 ..... 46 47
UG991224363UG, 28.98%, 11/22/24 ..... 285 292
UG991224526UG, 28.98%, 11/22/24 ..... 209 213
UG991228177UG, 28.98%, 11/22/24 ..... 136 (4)
UG991228922UG, 28.98%, 11/22/24 ..... 122 125
UG991230477UG, 28.98%, 11/22/24 ..... 247 247
UG991234896UG, 28.98%, 11/22/24 ..... 428 436
UG991235776UG, 28.98%, 11/22/24 ..... 71 18
UG991240407UG, 28.98%, 11/22/24 ..... 671 419
UG991246872UG, 28.98%, 11/22/24 ..... 631 642
UG991251324UG, 28.98%, 11/22/24 ..... 92 94
UG991255263UG, 28.98%, 11/22/24 ..... 130 132
UG991260952UG, 28.98%, 11/22/24 ..... 89 90
UG991261500UG, 28.98%, 11/22/24 ..... 66 66
UG991262138UG, 28.98%, 11/22/24 ..... 127 129
UG991269175UG, 28.98%, 11/22/24 ..... 48 48
UG991279336UG, 28.98%, 11/22/24 ..... 39 40
UG991285685UG, 28.98%, 11/22/24 ..... 633 645
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991291345UG, 28.98%, 11/22/24 ..... $ 118 $ 120
UG991299270UG, 28.98%, 11/22/24 ..... 629 640
UG991302261UG, 28.98%, 11/22/24 ..... 15 15
UG991304220UG, 28.98%, 11/22/24 ..... 100 102
UG991304298UG, 28.98%, 11/22/24 ..... 511 520
UG991306198UG, 28.98%, 11/22/24 ..... 82 76
UG991307686UG, 28.98%, 11/22/24 ..... 179 182
UG991311847UG, 28.98%, 11/22/24 ..... 236 238
UG991103252UG, 29.46%, 11/22/24 ..... 280 281
UG991099101UG, 29.49%, 11/22/24 ..... 80 82
UG991100054UG, 29.49%, 11/22/24 ..... 498 513
UG991100376UG, 29.49%, 11/22/24 ..... 225 226
UG991100404UG, 29.49%, 11/22/24 ..... 182 188
UG991100555UG, 29.49%, 11/22/24 ..... 1,003 1,026
UG991101821UG, 29.49%, 11/22/24 ..... 178 178
UG991102587UG, 29.49%, 11/22/24 ..... 290 299
UG991102823UG, 29.49%, 11/22/24 ..... 108 112
UG991103134UG, 29.49%, 11/22/24 ..... 24 24
UG991103303UG, 29.49%, 11/22/24 ..... 200 207
UG991103865UG, 29.49%, 11/22/24 ..... 84 83
UG991104396UG, 29.49%, 11/22/24 ..... 133 138
UG991105680UG, 29.49%, 11/22/24 ..... 87 88
UG991106794UG, 29.49%, 11/22/24 ..... 18 18
UG991107019UG, 29.49%, 11/22/24 ..... 183 180
UG991107152UG, 29.49%, 11/22/24 ..... 158 163
UG991107154UG, 29.49%, 11/22/24 ..... 451 464
UG991107277UG, 29.49%, 11/22/24 ..... 16 16
UG991107318UG, 29.49%, 11/22/24 ..... 699 719
UG991107393UG, 29.49%, 11/22/24 ..... 1,235 1,274
UG991107494UG, 29.49%, 11/22/24 ..... 219 226
UG991108083UG, 29.49%, 11/22/24 ..... 170 175
UG991108800UG, 29.49%, 11/22/24 ..... 185 187
UG991109049UG, 29.49%, 11/22/24 ..... 474 490
UG991109483UG, 29.49%, 11/22/24 ..... 375 30
UG991109990UG, 29.49%, 11/22/24 ..... 290 299
UG991110027UG, 29.49%, 11/22/24 ..... 7 7
UG991110330UG, 29.49%, 11/22/24 ..... 443 425
UG991112073UG, 29.49%, 11/22/24 ..... 212 218
UG991112758UG, 29.49%, 11/22/24 ..... 234 230
UG991113516UG, 29.49%, 11/22/24 ..... 149 152
UG991114614UG, 29.49%, 11/22/24 ..... 5 5
UG991116156UG, 29.49%, 11/22/24 ..... 108 111
UG991116852UG, 29.49%, 11/22/24 ..... 44 44
UG991116896UG, 29.49%, 11/22/24 ..... 155 160
UG991117593UG, 29.49%, 11/22/24 ..... 12 13
UG991117809UG, 29.49%, 11/22/24 ..... 218 226
UG991119993UG, 29.49%, 11/22/24 ..... 191 199
UG991120831UG, 29.49%, 11/22/24 ..... 112 115
UG991122279UG, 29.49%, 11/22/24 ..... 27 27
UG991123695UG, 29.49%, 11/22/24 ..... 359 369
UG991124015UG, 29.49%, 11/22/24 ..... 292 297
UG991124721UG, 29.49%, 11/22/24 ..... 218 225
UG991125303UG, 29.49%, 11/22/24 ..... 134 139
UG991126049UG, 29.49%, 11/22/24 ..... 51 52
UG991128630UG, 29.49%, 11/22/24 ..... 213 219
UG991130950UG, 29.49%, 11/22/24 ..... 28 28
UG991132446UG, 29.49%, 11/22/24 ..... 94 97
UG991133333UG, 29.49%, 11/22/24 ..... 30 30

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991137652UG, 29.49%, 11/22/24 ..... $ 86 $ 87
UG991138174UG, 29.49%, 11/22/24 ..... 182 188
UG991139223UG, 29.49%, 11/22/24 ..... 624 644
UG991139541UG, 29.49%, 11/22/24 ..... 656 670
UG991140957UG, 29.49%, 11/22/24 ..... 81 7
UG991141109UG, 29.49%, 11/22/24 ..... 46 1
UG991141211UG, 29.49%, 11/22/24 ..... 121 121
UG991141918UG, 29.49%, 11/22/24 ..... 1,283 1,320
UG991144588UG, 29.49%, 11/22/24 ..... 241 249
UG991146799UG, 29.49%, 11/22/24 ..... 55 56
UG991148239UG, 29.49%, 11/22/24 ..... 639 659
UG991149855UG, 29.49%, 11/22/24 ..... 474 488
UG991150981UG, 29.49%, 11/22/24 ..... 83 83
UG991153215UG, 29.49%, 11/22/24 ..... 183 (6)
UG991153231UG, 29.49%, 11/22/24 ..... 90 92
UG991155428UG, 29.49%, 11/22/24 ..... – –
UG991155708UG, 29.49%, 11/22/24 ..... 396 409
UG991158055UG, 29.49%, 11/22/24 ..... 409 421
UG991158534UG, 29.49%, 11/22/24 ..... 14 14
UG991158905UG, 29.49%, 11/22/24 ..... 261 264
UG991162354UG, 29.49%, 11/22/24 ..... 134 137
UG991162836UG, 29.49%, 11/22/24 ..... 16 16
UG991162973UG, 29.49%, 11/22/24 ..... 59 5
UG991168948UG, 29.49%, 11/22/24 ..... 640 660
UG991173886UG, 29.49%, 11/22/24 ..... 594 615
UG991173914UG, 29.49%, 11/22/24 ..... 83 7
UG991174146UG, 29.49%, 11/22/24 ..... 66 67
UG991174310UG, 29.49%, 11/22/24 ..... 174 175
UG991175535UG, 29.49%, 11/22/24 ..... 137 139
UG991176814UG, 29.49%, 11/22/24 ..... 1,081 1,112
UG991177459UG, 29.49%, 11/22/24 ..... 949 42
UG991179561UG, 29.49%, 11/22/24 ..... 91 93
UG991181818UG, 29.49%, 11/22/24 ..... 97 99
UG991182736UG, 29.49%, 11/22/24 ..... 116 119
UG991189207UG, 29.49%, 11/22/24 ..... 31 31
UG991191963UG, 29.49%, 11/22/24 ..... 225 227
UG991195371UG, 29.49%, 11/22/24 ..... 336 341
UG991217210UG, 29.49%, 11/22/24 ..... 207 29
UG991217394UG, 29.49%, 11/22/24 ..... 127 131
UG991219101UG, 29.49%, 11/22/24 ..... 80 81
UG991222931UG, 29.49%, 11/22/24 ..... 1,501 1,551
UG991223979UG, 29.49%, 11/22/24 ..... 70 71
UG991225553UG, 29.49%, 11/22/24 ..... 242 244
UG991229296UG, 29.49%, 11/22/24 ..... 24 24
UG991235969UG, 29.49%, 11/22/24 ..... 219 225
UG991236637UG, 29.49%, 11/22/24 ..... 67 69
UG991239091UG, 29.49%, 11/22/24 ..... 884 596
UG991245259UG, 29.49%, 11/22/24 ..... 106 110
UG991245820UG, 29.49%, 11/22/24 ..... 340 345
UG991246182UG, 29.49%, 11/22/24 ..... 15 3
UG991255887UG, 29.49%, 11/22/24 ..... 127 131
UG991259852UG, 29.49%, 11/22/24 ..... 35 3
UG991267717UG, 29.49%, 11/22/24 ..... 632 644
UG991274490UG, 29.49%, 11/22/24 ..... 59 60
UG991278795UG, 29.49%, 11/22/24 ..... 119 122
UG991279836UG, 29.49%, 11/22/24 ..... 140 144
UG991281331UG, 29.49%, 11/22/24 ..... 230 235
UG991288087UG, 29.49%, 11/22/24 ..... 97 99
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991290240UG, 29.49%, 11/22/24 ..... $ 143 $ 140
UG991291999UG, 29.49%, 11/22/24 ..... 61 62
UG991293465UG, 29.49%, 11/22/24 ..... 184 186
UG991293990UG, 29.49%, 11/22/24 ..... 44 44
UG991300187UG, 29.49%, 11/22/24 ..... 470 480
UG991302610UG, 29.49%, 11/22/24 ..... 449 458
UG991305981UG, 29.49%, 11/22/24 ..... 52 53
UG991105369UG, Zero Cpn, 11/23/24 ... 1,658 112
UG991107549UG, Zero Cpn, 11/23/24 ... 247 17
UG991110148UG, Zero Cpn, 11/23/24 ... 540 36
UG991110228UG, Zero Cpn, 11/23/24 ... 938 64
UG991110258UG, Zero Cpn, 11/23/24 ... 392 27
UG991111942UG, Zero Cpn, 11/23/24 .... 143 10
UG991114587UG, Zero Cpn, 11/23/24 ... 60 4
UG991121590UG, Zero Cpn, 11/23/24 ... 139 9
UG991125837UG, Zero Cpn, 11/23/24 ... 389 27
UG991135586UG, Zero Cpn, 11/23/24 ... 462 31
UG991138036UG, Zero Cpn, 11/23/24 ... 82 6
UG991141819UG, Zero Cpn, 11/23/24 ... 936 63
UG991146058UG, Zero Cpn, 11/23/24 ... 22 1
UG991181980UG, Zero Cpn, 11/23/24 ... 524 37
UG991198566UG, Zero Cpn, 11/23/24 ... 162 11
UG991272708UG, Zero Cpn, 11/23/24 ... 216 15
UG991277293UG, Zero Cpn, 11/23/24 ... 84 6
UG991304104UG, Zero Cpn, 11/23/24 ... 38 3
UG991196638UG, 14.98%, 11/23/24 ..... 585 589
UG991229244UG, 18.97%, 11/23/24 ..... 559 558
UG991232122UG, 18.97%, 11/23/24 ..... 34 34
UG991196293UG, 19.21%, 11/23/24 ..... 492 491
UG991247451UG, 19.21%, 11/23/24 ..... 299 300
UG991313399UG, 19.21%, 11/23/24 ..... 206 210
UG991126095UG, 19.46%, 11/23/24 ..... 168 168
UG991168137UG, 19.8%, 11/23/24 ...... 322 321
UG991168372UG, 19.8%, 11/23/24 ...... 1,812 1,817
UG991237671UG, 19.8%, 11/23/24 ...... 133 133
UG991108230UG, 19.99%, 11/23/24 ..... 70 72
UG991108654UG, 19.99%, 11/23/24 ..... 107 110
UG991111693UG, 19.99%, 11/23/24 ..... – –
UG991114190UG, 19.99%, 11/23/24 ..... 43 44
UG991114531UG, 19.99%, 11/23/24 ..... 175 6
UG991123941UG, 19.99%, 11/23/24 ..... 1,326 1,381
UG991126181UG, 19.99%, 11/23/24 ..... 403 52
UG991126600UG, 19.99%, 11/23/24 ..... 1,480 1,521
UG991126654UG, 19.99%, 11/23/24 ..... 221 228
UG991129498UG, 19.99%, 11/23/24 ..... 326 330
UG991132382UG, 19.99%, 11/23/24 ..... 104 107
UG991132671UG, 19.99%, 11/23/24 ..... 135 139
UG991133827UG, 19.99%, 11/23/24 ..... 342 348
UG991147270UG, 19.99%, 11/23/24 ..... 71 71
UG991150692UG, 19.99%, 11/23/24 ..... 129 131
UG991162960UG, 19.99%, 11/23/24 ..... 77 77
UG991167674UG, 19.99%, 11/23/24 ..... 296 297
UG991170878UG, 19.99%, 11/23/24 ..... 24 24
UG991229310UG, 19.99%, 11/23/24 ..... 219 225
UG991232620UG, 19.99%, 11/23/24 ..... 118 122
UG991244136UG, 19.99%, 11/23/24 ..... 382 381
UG991262811UG, 19.99%, 11/23/24 ..... 106 110
UG991283781UG, 19.99%, 11/23/24 ..... 419 34

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991296137UG, 19.99%, 11/23/24 ..... $ 169 $ 172
UG991300760UG, 19.99%, 11/23/24 ..... 181 184
UG991313088UG, 19.99%, 11/23/24 ..... 268 270
UG991106798UG, 20.46%, 11/23/24 ..... 617 620
UG991147229UG, 20.46%, 11/23/24 ..... 194 195
UG991181180UG, 20.97%, 11/23/24 ..... 107 107
UG991184027UG, 20.97%, 11/23/24 ..... 182 183
UG991282683UG, 20.97%, 11/23/24 ..... 49 49
UG991113758UG, 21.46%, 11/23/24 ..... 106 106
UG991119625UG, 21.46%, 11/23/24 ..... 456 457
UG991125579UG, 21.46%, 11/23/24 ..... 528 529
UG991135432UG, 21.46%, 11/23/24 ..... 2,075 2,082
UG991148866UG, 21.46%, 11/23/24 ..... 3,056 3,068
UG991155217UG, 21.46%, 11/23/24 ..... 267 267
UG991187835UG, 21.46%, 11/23/24 ..... 112 111
UG991106966UG, 21.98%, 11/23/24 ..... 702 698
UG991184569UG, 21.98%, 11/23/24 ..... 119 119
UG991184768UG, 21.98%, 11/23/24 ..... 326 325
UG991276829UG, 21.98%, 11/23/24 ..... 195 193
UG991191830UG, 22.95%, 11/23/24 ..... 307 308
UG991145323UG, 22.97%, 11/23/24 ..... 165 21
UG991288971UG, 23.95%, 11/23/24 ..... 20 1
UG991121850UG, 26.94%, 11/23/24 ..... 436 437
UG991144096UG, 26.94%, 11/23/24 ..... 452 321
UG991146136UG, 26.94%, 11/23/24 ..... 1,297 1,302
UG991147765UG, 27.95%, 11/23/24 ..... 202 206
UG991109616UG, 27.99%, 11/23/24 ..... 529 544
UG991131246UG, 27.99%, 11/23/24 ..... 11 11
UG991232344UG, 27.99%, 11/23/24 ..... 79 81
UG991153329UG, 28.48%, 11/23/24 ..... 673 504
UG991105091UG, 28.98%, 11/23/24 ..... – –
UG991105483UG, 28.98%, 11/23/24 ..... 518 517
UG991105842UG, 28.98%, 11/23/24 ..... 251 254
UG991106197UG, 28.98%, 11/23/24 ..... 1,112 1,143
UG991106233UG, 28.98%, 11/23/24 ..... 82 84
UG991106264UG, 28.98%, 11/23/24 ..... 444 452
UG991106501UG, 28.98%, 11/23/24 ..... 97 99
UG991106668UG, 28.98%, 11/23/24 ..... 294 38
UG991107573UG, 28.98%, 11/23/24 ..... 1,414 1,430
UG991108190UG, 28.98%, 11/23/24 ..... 1,340 (36)
UG991108227UG, 28.98%, 11/23/24 ..... 227 226
UG991108887UG, 28.98%, 11/23/24 ..... 104 107
UG991109723UG, 28.98%, 11/23/24 ..... 440 452
UG991110526UG, 28.98%, 11/23/24 ..... 502 516
UG991110800UG, 28.98%, 11/23/24 ..... 440 458
UG991110924UG, 28.98%, 11/23/24 ..... 124 130
UG991112737UG, 28.98%, 11/23/24 ..... 191 196
UG991114478UG, 28.98%, 11/23/24 ..... 338 348
UG991115207UG, 28.98%, 11/23/24 ..... 49 4
UG991115378UG, 28.98%, 11/23/24 ..... 116 119
UG991115753UG, 28.98%, 11/23/24 ..... 45 46
UG991117626UG, 28.98%, 11/23/24 ..... 1,814 1,843
UG991121613UG, 28.98%, 11/23/24 ..... 192 198
UG991123355UG, 28.98%, 11/23/24 ..... 60 60
UG991124798UG, 28.98%, 11/23/24 ..... 418 428
UG991125415UG, 28.98%, 11/23/24 ..... 285 290
UG991130272UG, 28.98%, 11/23/24 ..... 232 236
UG991131479UG, 28.98%, 11/23/24 ..... 502 516
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991132085UG, 28.98%, 11/23/24 ..... $ 31 $ 31
UG991132396UG, 28.98%, 11/23/24 ..... 360 356
UG991132511UG, 28.98%, 11/23/24 ..... 521 8
UG991132894UG, 28.98%, 11/23/24 ..... 150 153
UG991133163UG, 28.98%, 11/23/24 ..... 183 192
UG991133989UG, 28.98%, 11/23/24 ..... 53 43
UG991138634UG, 28.98%, 11/23/24 ..... 176 181
UG991139844UG, 28.98%, 11/23/24 ..... 150 154
UG991142579UG, 28.98%, 11/23/24 ..... 463 62
UG991147458UG, 28.98%, 11/23/24 ..... 271 278
UG991148591UG, 28.98%, 11/23/24 ..... 1,961 1,983
UG991150357UG, 28.98%, 11/23/24 ..... 63 63
UG991151935UG, 28.98%, 11/23/24 ..... 189 199
UG991152386UG, 28.98%, 11/23/24 ..... 190 195
UG991157081UG, 28.98%, 11/23/24 ..... 128 129
UG991158618UG, 28.98%, 11/23/24 ..... 174 179
UG991162664UG, 28.98%, 11/23/24 ..... 1,164 1,179
UG991169414UG, 28.98%, 11/23/24 ..... 127 127
UG991170456UG, 28.98%, 11/23/24 ..... 335 344
UG991170493UG, 28.98%, 11/23/24 ..... 159 163
UG991171491UG, 28.98%, 11/23/24 ..... 65 65
UG991173980UG, 28.98%, 11/23/24 ..... 75 77
UG991178866UG, 28.98%, 11/23/24 ..... 458 469
UG991181974UG, 28.98%, 11/23/24 ..... 780 795
UG991187003UG, 28.98%, 11/23/24 ..... 676 689
UG991187197UG, 28.98%, 11/23/24 ..... 111 114
UG991188766UG, 28.98%, 11/23/24 ..... 1,150 1,182
UG991189874UG, 28.98%, 11/23/24 ..... 1,284 1,349
UG991193318UG, 28.98%, 11/23/24 ..... 36 37
UG991194147UG, 28.98%, 11/23/24 ..... 864 867
UG991214567UG, 28.98%, 11/23/24 ..... 369 379
UG991216950UG, 28.98%, 11/23/24 ..... 635 652
UG991221838UG, 28.98%, 11/23/24 ..... 113 115
UG991225329UG, 28.98%, 11/23/24 ..... 127 130
UG991234421UG, 28.98%, 11/23/24 ..... 131 132
UG991238561UG, 28.98%, 11/23/24 ..... 54 55
UG991239647UG, 28.98%, 11/23/24 ..... 101 102
UG991239983UG, 28.98%, 11/23/24 ..... 191 194
UG991240082UG, 28.98%, 11/23/24 ..... 950 976
UG991245554UG, 28.98%, 11/23/24 ..... 552 562
UG991258067UG, 28.98%, 11/23/24 ..... 16 17
UG991263923UG, 28.98%, 11/23/24 ..... 81 83
UG991264563UG, 28.98%, 11/23/24 ..... 450 468
UG991266187UG, 28.98%, 11/23/24 ..... 148 150
UG991268038UG, 28.98%, 11/23/24 ..... 374 378
UG991271407UG, 28.98%, 11/23/24 ..... 114 117
UG991277474UG, 28.98%, 11/23/24 ..... 75 76
UG991282136UG, 28.98%, 11/23/24 ..... 555 565
UG991294425UG, 28.98%, 11/23/24 ..... 17 3
UG991296682UG, 28.98%, 11/23/24 ..... 315 315
UG991299505UG, 28.98%, 11/23/24 ..... 440 448
UG991307067UG, 28.98%, 11/23/24 ..... 19 19
UG991308841UG, 28.98%, 11/23/24 ..... 55 56
UG991309043UG, 28.98%, 11/23/24 ..... 688 716
UG991311434UG, 28.98%, 11/23/24 ..... 57 58
UG991315348UG, 28.98%, 11/23/24 ..... 158 22
UG991105648UG, 29.49%, 11/23/24 ..... 87 90
UG991105654UG, 29.49%, 11/23/24 ..... 602 612

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991105752UG, 29.49%, 11/23/24 ..... $ 49 $ 50
UG991106576UG, 29.49%, 11/23/24 ..... 247 248
UG991106876UG, 29.49%, 11/23/24 ..... 88 90
UG991107180UG, 29.49%, 11/23/24 ..... 187 193
UG991107676UG, 29.49%, 11/23/24 ..... 5 5
UG991108014UG, 29.49%, 11/23/24 ..... 43 43
UG991108326UG, 29.49%, 11/23/24 ..... 51 52
UG991109761UG, 29.49%, 11/23/24 ..... 141 146
UG991110089UG, 29.49%, 11/23/24 ..... 172 177
UG991111371UG, 29.49%, 11/23/24 ..... 415 427
UG991111569UG, 29.49%, 11/23/24 ..... 74 78
UG991111596UG, 29.49%, 11/23/24 ..... 310 327
UG991112160UG, 29.49%, 11/23/24 ..... 523 533
UG991112242UG, 29.49%, 11/23/24 ..... 688 716
UG991113220UG, 29.49%, 11/23/24 ..... 143 148
UG991113469UG, 29.49%, 11/23/24 ..... 129 132
UG991114124UG, 29.49%, 11/23/24 ..... 500 514
UG991115039UG, 29.49%, 11/23/24 ..... 126 129
UG991115845UG, 29.49%, 11/23/24 ..... 26 27
UG991116352UG, 29.49%, 11/23/24 ..... 67 71
UG991116525UG, 29.49%, 11/23/24 ..... 75 78
UG991116572UG, 29.49%, 11/23/24 ..... 97 100
UG991116897UG, 29.49%, 11/23/24 ..... 5 5
UG991117167UG, 29.49%, 11/23/24 ..... 96 97
UG991117289UG, 29.49%, 11/23/24 ..... 611 503
UG991117538UG, 29.49%, 11/23/24 ..... 358 368
UG991117838UG, 29.49%, 11/23/24 ..... 91 7
UG991119667UG, 29.49%, 11/23/24 ..... 29 28
UG991120312UG, 29.49%, 11/23/24 ..... 2,002 2,058
UG991121326UG, 29.49%, 11/23/24 ..... 641 661
UG991122619UG, 29.49%, 11/23/24 ..... 131 18
UG991123109UG, 29.49%, 11/23/24 ..... 690 714
UG991124838UG, 29.49%, 11/23/24 ..... 764 743
UG991125428UG, 29.49%, 11/23/24 ..... 157 161
UG991125707UG, 29.49%, 11/23/24 ..... 379 389
UG991127127UG, 29.49%, 11/23/24 ..... 166 172
UG991130146UG, 29.49%, 11/23/24 ..... 17 17
UG991130653UG, 29.49%, 11/23/24 ..... 10 10
UG991133996UG, 29.49%, 11/23/24 ..... 118 120
UG991134333UG, 29.49%, 11/23/24 ..... 321 331
UG991134773UG, 29.49%, 11/23/24 ..... 40 35
UG991135109UG, 29.49%, 11/23/24 ..... 332 343
UG991136186UG, 29.49%, 11/23/24 ..... 1,316 1,319
UG991137340UG, 29.49%, 11/23/24 ..... 2 2
UG991138608UG, 29.49%, 11/23/24 ..... 49 49
UG991139033UG, 29.49%, 11/23/24 ..... 772 794
UG991141149UG, 29.49%, 11/23/24 ..... 127 131
UG991141906UG, 29.49%, 11/23/24 ..... 337 348
UG991144041UG, 29.49%, 11/23/24 ..... 224 231
UG991145858UG, 29.49%, 11/23/24 ..... 368 371
UG991146628UG, 29.49%, 11/23/24 ..... 102 105
UG991146849UG, 29.49%, 11/23/24 ..... 605 638
UG991151065UG, 29.49%, 11/23/24 ..... 377 385
UG991151181UG, 29.49%, 11/23/24 ..... 2,444 336
UG991153760UG, 29.49%, 11/23/24 ..... 301 304
UG991154151UG, 29.49%, 11/23/24 ..... 130 135
UG991154824UG, 29.49%, 11/23/24 ..... 110 112
UG991154837UG, 29.49%, 11/23/24 ..... 3 3
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991155401UG, 29.49%, 11/23/24 ..... $ 153 $ 160
UG991156245UG, 29.49%, 11/23/24 ..... 636 651
UG991157333UG, 29.49%, 11/23/24 ..... 58 59
UG991158412UG, 29.49%, 11/23/24 ..... 23 24
UG991159269UG, 29.49%, 11/23/24 ..... 6 6
UG991159397UG, 29.49%, 11/23/24 ..... 745 768
UG991159977UG, 29.49%, 11/23/24 ..... 54 54
UG991165122UG, 29.49%, 11/23/24 ..... 1,469 1,474
UG991167603UG, 29.49%, 11/23/24 ..... 274 281
UG991171535UG, 29.49%, 11/23/24 ..... 183 189
UG991174043UG, 29.49%, 11/23/24 ..... 11 11
UG991174718UG, 29.49%, 11/23/24 ..... 29 29
UG991175162UG, 29.49%, 11/23/24 ..... 283 291
UG991180111UG, 29.49%, 11/23/24 ..... 145 102
UG991182655UG, 29.49%, 11/23/24 ..... 54 43
UG991183124UG, 29.49%, 11/23/24 ..... 152 154
UG991189600UG, 29.49%, 11/23/24 ..... – –
UG991191859UG, 29.49%, 11/23/24 ..... 107 110
UG991193886UG, 29.49%, 11/23/24 ..... 8 8
UG991203413UG, 29.49%, 11/23/24 ..... 11 –
UG991204587UG, 29.49%, 11/23/24 ..... 341 351
UG991208929UG, 29.49%, 11/23/24 ..... 128 133
UG991211494UG, 29.49%, 11/23/24 ..... 563 578
UG991218593UG, 29.49%, 11/23/24 ..... 264 270
UG991224830UG, 29.49%, 11/23/24 ..... 507 528
UG991230430UG, 29.49%, 11/23/24 ..... 260 265
UG991231664UG, 29.49%, 11/23/24 ..... 123 125
UG991232879UG, 29.49%, 11/23/24 ..... 17 17
UG991237095UG, 29.49%, 11/23/24 ..... 22 22
UG991243902UG, 29.49%, 11/23/24 ..... 425 432
UG991244025UG, 29.49%, 11/23/24 ..... 89 93
UG991255614UG, 29.49%, 11/23/24 ..... 62 64
UG991256878UG, 29.49%, 11/23/24 ..... 209 214
UG991257001UG, 29.49%, 11/23/24 ..... 120 123
UG991257574UG, 29.49%, 11/23/24 ..... 84 86
UG991267903UG, 29.49%, 11/23/24 ..... 183 188
UG991270894UG, 29.49%, 11/23/24 ..... 82 85
UG991274815UG, 29.49%, 11/23/24 ..... 70 72
UG991278544UG, 29.49%, 11/23/24 ..... 88 1
UG991280169UG, 29.49%, 11/23/24 ..... 267 272
UG991280901UG, 29.49%, 11/23/24 ..... 486 489
UG991283471UG, 29.49%, 11/23/24 ..... 66 68
UG991287640UG, 29.49%, 11/23/24 ..... 28 24
UG991288512UG, 29.49%, 11/23/24 ..... 500 510
UG991292477UG, 29.49%, 11/23/24 ..... 111 114
UG991293772UG, 29.49%, 11/23/24 ..... 453 463
UG991298763UG, 29.49%, 11/23/24 ..... 157 161
UG991299031UG, 29.49%, 11/23/24 ..... 179 181
UG991308017UG, 29.49%, 11/23/24 ..... 53 54
UG991112755UG, Zero Cpn, 11/24/24 ... 412 28
UG991117895UG, Zero Cpn, 11/24/24 ... 113 8
UG991118793UG, Zero Cpn, 11/24/24 ... 233 16
UG991118924UG, Zero Cpn, 11/24/24 ... 393 27
UG991127222UG, Zero Cpn, 11/24/24 ... 305 21
UG991129972UG, Zero Cpn, 11/24/24 ... 140 10
UG991133169UG, Zero Cpn, 11/24/24 ... 66 4
UG991159172UG, Zero Cpn, 11/24/24 ... 170 11
UG991160160UG, Zero Cpn, 11/24/24 ... 102 7

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991163940UG, Zero Cpn, 11/24/24 ... $ 100 $ 7
UG991164622UG, Zero Cpn, 11/24/24 ... 392 27
UG991165244UG, Zero Cpn, 11/24/24 ... 258 18
UG991171187UG, Zero Cpn, 11/24/24 ... 1,099 74
UG991185378UG, Zero Cpn, 11/24/24 ... 109 7
UG991224275UG, Zero Cpn, 11/24/24 ... 3,703 255
UG991115361UG, 19.21%, 11/24/24 ..... 499 500
UG991130184UG, 19.21%, 11/24/24 ..... 438 438
UG991111330UG, 19.8%, 11/24/24 ...... 645 647
UG991165081UG, 19.8%, 11/24/24 ...... 522 516
UG991222205UG, 19.8%, 11/24/24 ...... 7 7
UG991130672UG, 19.99%, 11/24/24 ..... 93 94
UG991132353UG, 19.99%, 11/24/24 ..... 1,276 166
UG991134660UG, 19.99%, 11/24/24 ..... 177 179
UG991137740UG, 19.99%, 11/24/24 ..... 104 106
UG991169645UG, 19.99%, 11/24/24 ..... 361 372
UG991226952UG, 19.99%, 11/24/24 ..... 419 428
UG991241069UG, 19.99%, 11/24/24 ..... 531 546
UG991266535UG, 19.99%, 11/24/24 ..... 368 378
UG991281311UG, 19.99%, 11/24/24 ..... 12 12
UG991314125UG, 19.99%, 11/24/24 ..... 135 141
UG991323110UG, 19.99%, 11/24/24 ..... 509 530
UG991225373UG, 20.46%, 11/24/24 ..... 53 53
UG991234378UG, 20.46%, 11/24/24 ..... 138 138
UG991331471UG, 20.46%, 11/24/24 ..... 1,057 25
UG991112013UG, 21.46%, 11/24/24 ..... 280 281
UG991112640UG, 21.46%, 11/24/24 ..... 349 350
UG991112744UG, 21.46%, 11/24/24 ..... 1,530 1,528
UG991130832UG, 21.46%, 11/24/24 ..... 36 36
UG991138789UG, 21.46%, 11/24/24 ..... 181 126
UG991179536UG, 21.46%, 11/24/24 ..... 109 110
UG991291326UG, 21.46%, 11/24/24 ..... 57 44
UG991331734UG, 21.46%, 11/24/24 ..... 1,095 1,090
UG991111830UG, 21.98%, 11/24/24 ..... 187 191
UG991159326UG, 21.98%, 11/24/24 ..... 1,016 73
UG991185001UG, 21.98%, 11/24/24 ..... 319 315
UG991163034UG, 22.97%, 11/24/24 ..... 212 211
UG991166214UG, 22.97%, 11/24/24 ..... 590 589
UG991126327UG, 27.99%, 11/24/24 ..... 1,375 1,409
UG991110984UG, 28.98%, 11/24/24 ..... 292 300
UG991111495UG, 28.98%, 11/24/24 ..... 185 186
UG991111840UG, 28.98%, 11/24/24 ..... 26 –
UG991112268UG, 28.98%, 11/24/24 ..... 118 118
UG991114157UG, 28.98%, 11/24/24 ..... 112 115
UG991114456UG, 28.98%, 11/24/24 ..... 83 84
UG991115106UG, 28.98%, 11/24/24 ..... 87 88
UG991115476UG, 28.98%, 11/24/24 ..... 167 15
UG991115731UG, 28.98%, 11/24/24 ..... 473 485
UG991115771UG, 28.98%, 11/24/24 ..... 96 98
UG991115956UG, 28.98%, 11/24/24 ..... 1,350 1,380
UG991116765UG, 28.98%, 11/24/24 ..... 127 130
UG991117166UG, 28.98%, 11/24/24 ..... 37 37
UG991117782UG, 28.98%, 11/24/24 ..... 12 12
UG991117884UG, 28.98%, 11/24/24 ..... 1 1
UG991118320UG, 28.98%, 11/24/24 ..... 524 533
UG991118889UG, 28.98%, 11/24/24 ..... 41 41
UG991122909UG, 28.98%, 11/24/24 ..... 66 68
UG991125521UG, 28.98%, 11/24/24 ..... 9 9
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991126948UG, 28.98%, 11/24/24 ..... $ 1,240 $ 1,262
UG991127870UG, 28.98%, 11/24/24 ..... 144 11
UG991129331UG, 28.98%, 11/24/24 ..... 415 427
UG991129823UG, 28.98%, 11/24/24 ..... 116 119
UG991131631UG, 28.98%, 11/24/24 ..... 63 64
UG991132332UG, 28.98%, 11/24/24 ..... 1,657 1,688
UG991133108UG, 28.98%, 11/24/24 ..... 132 134
UG991135126UG, 28.98%, 11/24/24 ..... 59 59
UG991136873UG, 28.98%, 11/24/24 ..... 75 76
UG991138643UG, 28.98%, 11/24/24 ..... 202 27
UG991138713UG, 28.98%, 11/24/24 ..... 14 14
UG991141492UG, 28.98%, 11/24/24 ..... 518 533
UG991143702UG, 28.98%, 11/24/24 ..... 212 216
UG991146475UG, 28.98%, 11/24/24 ..... 280 7
UG991146950UG, 28.98%, 11/24/24 ..... 236 243
UG991159323UG, 28.98%, 11/24/24 ..... 256 263
UG991162240UG, 28.98%, 11/24/24 ..... 78 79
UG991165417UG, 28.98%, 11/24/24 ..... 421 433
UG991167862UG, 28.98%, 11/24/24 ..... 550 387
UG991169353UG, 28.98%, 11/24/24 ..... 222 18
UG991174153UG, 28.98%, 11/24/24 ..... 57 58
UG991180982UG, 28.98%, 11/24/24 ..... 2,210 2,250
UG991187157UG, 28.98%, 11/24/24 ..... 60 61
UG991193965UG, 28.98%, 11/24/24 ..... 119 121
UG991195043UG, 28.98%, 11/24/24 ..... 150 153
UG991203318UG, 28.98%, 11/24/24 ..... 82 82
UG991205194UG, 28.98%, 11/24/24 ..... 450 462
UG991211967UG, 28.98%, 11/24/24 ..... 858 866
UG991217054UG, 28.98%, 11/24/24 ..... – –
UG991223013UG, 28.98%, 11/24/24 ..... 9 9
UG991232413UG, 28.98%, 11/24/24 ..... 222 226
UG991236189UG, 28.98%, 11/24/24 ..... – –
UG991240494UG, 28.98%, 11/24/24 ..... 337 46
UG991261528UG, 28.98%, 11/24/24 ..... 22 23
UG991266274UG, 28.98%, 11/24/24 ..... 126 129
UG991266369UG, 28.98%, 11/24/24 ..... 1,580 1,610
UG991270229UG, 28.98%, 11/24/24 ..... 125 128
UG991272606UG, 28.98%, 11/24/24 ..... 151 154
UG991275524UG, 28.98%, 11/24/24 ..... 46 46
UG991280149UG, 28.98%, 11/24/24 ..... 392 399
UG991281993UG, 28.98%, 11/24/24 ..... 206 207
UG991283370UG, 28.98%, 11/24/24 ..... 129 10
UG991286761UG, 28.98%, 11/24/24 ..... 15 15
UG991295581UG, 28.98%, 11/24/24 ..... 848 62
UG991306063UG, 28.98%, 11/24/24 ..... 341 347
UG991319670UG, 28.98%, 11/24/24 ..... 266 271
UG991320497UG, 28.98%, 11/24/24 ..... 126 131
UG991321225UG, 28.98%, 11/24/24 ..... 314 325
UG991323064UG, 28.98%, 11/24/24 ..... 84 87
UG991323210UG, 28.98%, 11/24/24 ..... 627 653
UG991118786UG, 29.46%, 11/24/24 ..... 1,262 1,319
UG991210059UG, 29.48%, 11/24/24 ..... 8 8
UG991110746UG, 29.49%, 11/24/24 ..... 203 205
UG991112012UG, 29.49%, 11/24/24 ..... 75 78
UG991112804UG, 29.49%, 11/24/24 ..... 12 12
UG991113047UG, 29.49%, 11/24/24 ..... 123 122
UG991113830UG, 29.49%, 11/24/24 ..... 863 892
UG991113866UG, 29.49%, 11/24/24 ..... 229 233

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991115007UG, 29.49%, 11/24/24 ..... $ 285 $ 227
UG991115666UG, 29.49%, 11/24/24 ..... 429 430
UG991117100UG, 29.49%, 11/24/24 ..... 295 309
UG991117158UG, 29.49%, 11/24/24 ..... 169 167
UG991117180UG, 29.49%, 11/24/24 ..... 104 106
UG991117478UG, 29.49%, 11/24/24 ..... 718 729
UG991122231UG, 29.49%, 11/24/24 ..... 387 395
UG991122863UG, 29.49%, 11/24/24 ..... 1,373 1,402
UG991123946UG, 29.49%, 11/24/24 ..... 627 641
UG991124415UG, 29.49%, 11/24/24 ..... 289 287
UG991124601UG, 29.49%, 11/24/24 ..... 148 152
UG991124779UG, 29.49%, 11/24/24 ..... 241 239
UG991124823UG, 29.49%, 11/24/24 ..... 423 447
UG991124899UG, 29.49%, 11/24/24 ..... 123 (3)
UG991127641UG, 29.49%, 11/24/24 ..... 435 436
UG991129314UG, 29.49%, 11/24/24 ..... 133 19
UG991132841UG, 29.49%, 11/24/24 ..... 209 215
UG991133954UG, 29.49%, 11/24/24 ..... 169 172
UG991136216UG, 29.49%, 11/24/24 ..... 718 734
UG991136294UG, 29.49%, 11/24/24 ..... 271 279
UG991136470UG, 29.49%, 11/24/24 ..... 145 149
UG991136474UG, 29.49%, 11/24/24 ..... 83 84
UG991139329UG, 29.49%, 11/24/24 ..... 427 442
UG991139572UG, 29.49%, 11/24/24 ..... 333 346
UG991140287UG, 29.49%, 11/24/24 ..... 204 209
UG991141971UG, 29.49%, 11/24/24 ..... 1,334 1,375
UG991142998UG, 29.49%, 11/24/24 ..... 142 150
UG991143703UG, 29.49%, 11/24/24 ..... 460 474
UG991143710UG, 29.49%, 11/24/24 ..... 48 48
UG991143899UG, 29.49%, 11/24/24 ..... 789 813
UG991145592UG, 29.49%, 11/24/24 ..... 159 162
UG991149352UG, 29.49%, 11/24/24 ..... 642 662
UG991150241UG, 29.49%, 11/24/24 ..... 908 945
UG991151961UG, 29.49%, 11/24/24 ..... 276 282
UG991153551UG, 29.49%, 11/24/24 ..... 14 14
UG991155898UG, 29.49%, 11/24/24 ..... 80 81
UG991156213UG, 29.49%, 11/24/24 ..... 175 182
UG991159334UG, 29.49%, 11/24/24 ..... 236 16
UG991161452UG, 29.49%, 11/24/24 ..... 324 332
UG991161637UG, 29.49%, 11/24/24 ..... 40 39
UG991163344UG, 29.49%, 11/24/24 ..... 243 252
UG991163976UG, 29.49%, 11/24/24 ..... 24 24
UG991164259UG, 29.49%, 11/24/24 ..... 214 217
UG991165060UG, 29.49%, 11/24/24 ..... 213 226
UG991168963UG, 29.49%, 11/24/24 ..... 1,217 1,268
UG991170242UG, 29.49%, 11/24/24 ..... 61 62
UG991173828UG, 29.49%, 11/24/24 ..... 60 9
UG991176160UG, 29.49%, 11/24/24 ..... 320 330
UG991181375UG, 29.49%, 11/24/24 ..... 79 80
UG991184455UG, 29.49%, 11/24/24 ..... 97 98
UG991186396UG, 29.49%, 11/24/24 ..... 93 96
UG991187559UG, 29.49%, 11/24/24 ..... 153 156
UG991195977UG, 29.49%, 11/24/24 ..... 118 125
UG991200663UG, 29.49%, 11/24/24 ..... 123 17
UG991200737UG, 29.49%, 11/24/24 ..... 121 126
UG991204547UG, 29.49%, 11/24/24 ..... 295 303
UG991210110UG, 29.49%, 11/24/24 ..... 414 429
UG991214129UG, 29.49%, 11/24/24 ..... 39 40
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991214440UG, 29.49%, 11/24/24 ..... $ 2,078 $ 2,109
UG991215523UG, 29.49%, 11/24/24 ..... 135 138
UG991219396UG, 29.49%, 11/24/24 ..... 52 53
UG991222437UG, 29.49%, 11/24/24 ..... 285 294
UG991230228UG, 29.49%, 11/24/24 ..... 166 173
UG991233840UG, 29.49%, 11/24/24 ..... 138 8
UG991235136UG, 29.49%, 11/24/24 ..... 157 164
UG991236708UG, 29.49%, 11/24/24 ..... 98 100
UG991253796UG, 29.49%, 11/24/24 ..... 135 138
UG991258119UG, 29.49%, 11/24/24 ..... 133 137
UG991268450UG, 29.49%, 11/24/24 ..... 169 174
UG991268834UG, 29.49%, 11/24/24 ..... 106 108
UG991270507UG, 29.49%, 11/24/24 ..... 1,489 1,518
UG991275141UG, 29.49%, 11/24/24 ..... 145 143
UG991277509UG, 29.49%, 11/24/24 ..... 1,519 1,555
UG991279385UG, 29.49%, 11/24/24 ..... 78 79
UG991281718UG, 29.49%, 11/24/24 ..... 140 143
UG991281845UG, 29.49%, 11/24/24 ..... 69 70
UG991282307UG, 29.49%, 11/24/24 ..... 194 191
UG991282646UG, 29.49%, 11/24/24 ..... – –
UG991282728UG, 29.49%, 11/24/24 ..... 244 249
UG991285509UG, 29.49%, 11/24/24 ..... 1,274 1,303
UG991288667UG, 29.49%, 11/24/24 ..... 216 227
UG991290619UG, 29.49%, 11/24/24 ..... 39 40
UG991290943UG, 29.49%, 11/24/24 ..... 74 76
UG991307905UG, 29.49%, 11/24/24 ..... 301 22
UG991319933UG, 29.49%, 11/24/24 ..... 88 12
UG991322428UG, 29.49%, 11/24/24 ..... 184 190
UG991323531UG, 29.49%, 11/24/24 ..... 828 865
UG991126246UG, Zero Cpn, 11/25/24 ... 761 53
UG991127972UG, Zero Cpn, 11/25/24 ... 3,131 216
UG991132414UG, Zero Cpn, 11/25/24 ... 405 28
UG991133509UG, Zero Cpn, 11/25/24 ... 308 21
UG991143801UG, Zero Cpn, 11/25/24 ... 128 9
UG991165382UG, Zero Cpn, 11/25/24 ... 384 26
UG991165565UG, Zero Cpn, 11/25/24 ... 188 13
UG991203010UG, Zero Cpn, 11/25/24 ... 262 18
UG991251362UG, Zero Cpn, 11/25/24 ... 415 29
UG991273399UG, Zero Cpn, 11/25/24 ... 134 9
UG991279860UG, Zero Cpn, 11/25/24 ... 158 11
UG991284001UG, Zero Cpn, 11/25/24 ... 311 21
UG991311584UG, Zero Cpn, 11/25/24 ... 517 36
UG991320548UG, Zero Cpn, 11/25/24 ... 120 8
UG991114903UG, 16.99%, 11/25/24 ..... 5,087 5,100
UG991125659UG, 16.99%, 11/25/24 ..... 988 986
UG991139557UG, 16.99%, 11/25/24 ..... 224 3
UG991300152UG, 17.99%, 11/25/24 ..... 99 99
UG991117535UG, 18.97%, 11/25/24 ..... 175 175
UG991119264UG, 18.97%, 11/25/24 ..... 1,103 779
UG991152518UG, 18.97%, 11/25/24 ..... 167 171
UG991163567UG, 18.97%, 11/25/24 ..... 2,980 3,048
UG991174170UG, 18.97%, 11/25/24 ..... – –
UG991263852UG, 18.97%, 11/25/24 ..... 29 29
UG991306855UG, 18.97%, 11/25/24 ..... 93 95
UG991313299UG, 18.97%, 11/25/24 ..... 348 355
UG991116937UG, 19.21%, 11/25/24 ..... 208 209
UG991129799UG, 19.21%, 11/25/24 ..... 589 603
UG991172772UG, 19.21%, 11/25/24 ..... 119 119

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991308038UG, 19.21%, 11/25/24 ..... $ 26 $ 27
UG991324986UG, 19.21%, 11/25/24 ..... 24 24
UG991135355UG, 19.8%, 11/25/24 ...... 380 384
UG991158798UG, 19.8%, 11/25/24 ...... 1,260 1,244
UG991270419UG, 19.8%, 11/25/24 ...... 177 181
UG991122293UG, 19.99%, 11/25/24 ..... 333 349
UG991131747UG, 19.99%, 11/25/24 ..... 263 273
UG991140060UG, 19.99%, 11/25/24 ..... 216 227
UG991163175UG, 19.99%, 11/25/24 ..... 344 361
UG991176181UG, 19.99%, 11/25/24 ..... 1,550 1,628
UG991215203UG, 19.99%, 11/25/24 ..... 121 123
UG991224252UG, 19.99%, 11/25/24 ..... 188 189
UG991236723UG, 19.99%, 11/25/24 ..... 93 95
UG991267063UG, 19.99%, 11/25/24 ..... 108 114
UG991288791UG, 19.99%, 11/25/24 ..... 321 335
UG991119847UG, 20.46%, 11/25/24 ..... 84 87
UG991182494UG, 20.46%, 11/25/24 ..... 790 793
UG991264715UG, 20.46%, 11/25/24 ..... 80 80
UG991121647UG, 21.46%, 11/25/24 ..... 1,127 1,147
UG991142513UG, 21.46%, 11/25/24 ..... 413 417
UG991164983UG, 21.46%, 11/25/24 ..... 239 236
UG991286579UG, 21.46%, 11/25/24 ..... 185 188
UG991306513UG, 21.46%, 11/25/24 ..... 169 168
UG991115318UG, 21.97%, 11/25/24 ..... 2,469 2,529
UG991148863UG, 21.97%, 11/25/24 ..... 2,932 388
UG991116716UG, 21.98%, 11/25/24 ..... 458 469
UG991255671UG, 21.98%, 11/25/24 ..... 71 72
UG991120297UG, 22.97%, 11/25/24 ..... 1,840 1,191
UG991124788UG, 22.97%, 11/25/24 ..... 587 (5)
UG991191606UG, 22.97%, 11/25/24 ..... 335 344
UG991255163UG, 22.97%, 11/25/24 ..... 172 177
UG991256379UG, 22.97%, 11/25/24 ..... 585 601
UG991261427UG, 22.97%, 11/25/24 ..... 91 93
UG991175860UG, 23.95%, 11/25/24 ..... 1,493 1,534
UG991277527UG, 23.95%, 11/25/24 ..... 152 155
UG991227191UG, 24.95%, 11/25/24 ..... 387 31
UG991117070UG, 25.95%, 11/25/24 ..... 298 42
UG991123245UG, 26.94%, 11/25/24 ..... 630 626
UG991189173UG, 26.94%, 11/25/24 ..... 358 368
UG991127467UG, 27.95%, 11/25/24 ..... 1,914 2,020
UG991114837UG, 28.98%, 11/25/24 ..... 770 810
UG991115331UG, 28.98%, 11/25/24 ..... 53 55
UG991117216UG, 28.98%, 11/25/24 ..... 357 (17)
UG991117612UG, 28.98%, 11/25/24 ..... 51 53
UG991118218UG, 28.98%, 11/25/24 ..... 143 148
UG991118441UG, 28.98%, 11/25/24 ..... 128 135
UG991119595UG, 28.98%, 11/25/24 ..... 2 2
UG991122228UG, 28.98%, 11/25/24 ..... 97 102
UG991122683UG, 28.98%, 11/25/24 ..... 404 426
UG991124327UG, 28.98%, 11/25/24 ..... 284 299
UG991124698UG, 28.98%, 11/25/24 ..... 788 829
UG991124999UG, 28.98%, 11/25/24 ..... 413 435
UG991125540UG, 28.98%, 11/25/24 ..... 151 159
UG991125717UG, 28.98%, 11/25/24 ..... 188 138
UG991125941UG, 28.98%, 11/25/24 ..... 181 185
UG991125944UG, 28.98%, 11/25/24 ..... 91 96
UG991126266UG, 28.98%, 11/25/24 ..... 1,544 1,625
UG991127209UG, 28.98%, 11/25/24 ..... 2 2
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991128711UG, 28.98%, 11/25/24 ..... $ 25 $ 25
UG991129030UG, 28.98%, 11/25/24 ..... 397 407
UG991129208UG, 28.98%, 11/25/24 ..... 956 968
UG991133589UG, 28.98%, 11/25/24 ..... 118 124
UG991133885UG, 28.98%, 11/25/24 ..... 421 59
UG991133888UG, 28.98%, 11/25/24 ..... 49 50
UG991134858UG, 28.98%, 11/25/24 ..... 1,593 1,678
UG991145121UG, 28.98%, 11/25/24 ..... 113 118
UG991145424UG, 28.98%, 11/25/24 ..... 412 424
UG991145453UG, 28.98%, 11/25/24 ..... 196 202
UG991146139UG, 28.98%, 11/25/24 ..... 203 209
UG991147130UG, 28.98%, 11/25/24 ..... 139 146
UG991147206UG, 28.98%, 11/25/24 ..... 216 227
UG991149439UG, 28.98%, 11/25/24 ..... 572 583
UG991150565UG, 28.98%, 11/25/24 ..... 288 295
UG991156387UG, 28.98%, 11/25/24 ..... 1,201 1,250
UG991158173UG, 28.98%, 11/25/24 ..... 15 15
UG991161711UG, 28.98%, 11/25/24 ..... 372 391
UG991162242UG, 28.98%, 11/25/24 ..... 397 412
UG991164917UG, 28.98%, 11/25/24 ..... 168 176
UG991165048UG, 28.98%, 11/25/24 ..... 194 204
UG991171282UG, 28.98%, 11/25/24 ..... 179 188
UG991171546UG, 28.98%, 11/25/24 ..... 534 561
UG991174997UG, 28.98%, 11/25/24 ..... 420 33
UG991177588UG, 28.98%, 11/25/24 ..... 1,579 1,643
UG991190392UG, 28.98%, 11/25/24 ..... 246 254
UG991192050UG, 28.98%, 11/25/24 ..... 236 248
UG991194778UG, 28.98%, 11/25/24 ..... 120 126
UG991209074UG, 28.98%, 11/25/24 ..... – –
UG991213714UG, 28.98%, 11/25/24 ..... 162 166
UG991217697UG, 28.98%, 11/25/24 ..... 633 666
UG991228699UG, 28.98%, 11/25/24 ..... 408 427
UG991229942UG, 28.98%, 11/25/24 ..... 8 8
UG991232781UG, 28.98%, 11/25/24 ..... 74 76
UG991238195UG, 28.98%, 11/25/24 ..... 195 203
UG991240861UG, 28.98%, 11/25/24 ..... 101 14
UG991241166UG, 28.98%, 11/25/24 ..... 222 231
UG991271427UG, 28.98%, 11/25/24 ..... 163 172
UG991283748UG, 28.98%, 11/25/24 ..... 131 136
UG991287710UG, 28.98%, 11/25/24 ..... 187 195
UG991298998UG, 28.98%, 11/25/24 ..... 315 45
UG991300522UG, 28.98%, 11/25/24 ..... 369 384
UG991306187UG, 28.98%, 11/25/24 ..... 34 5
UG991315551UG, 28.98%, 11/25/24 ..... 180 184
UG991317211UG, 28.98%, 11/25/24 ..... 37 39
UG991321301UG, 28.98%, 11/25/24 ..... 48 49
UG991321544UG, 28.98%, 11/25/24 ..... 691 720
UG991115925UG, 29.49%, 11/25/24 ..... 62 66
UG991115955UG, 29.49%, 11/25/24 ..... 66 (2)
UG991116442UG, 29.49%, 11/25/24 ..... 1,060 (34)
UG991116837UG, 29.49%, 11/25/24 ..... 459 472
UG991117085UG, 29.49%, 11/25/24 ..... 687 702
UG991117532UG, 29.49%, 11/25/24 ..... 211 225
UG991117679UG, 29.49%, 11/25/24 ..... 265 281
UG991118106UG, 29.49%, 11/25/24 ..... 34 3
UG991118346UG, 29.49%, 11/25/24 ..... 2,013 2,067
UG991121686UG, 29.49%, 11/25/24 ..... 489 501
UG991122540UG, 29.49%, 11/25/24 ..... 65 50

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991122800UG, 29.49%, 11/25/24 ..... $ 1,233 $ 1,285
UG991123011UG, 29.49%, 11/25/24 ..... 271 275
UG991123332UG, 29.49%, 11/25/24 ..... 199 212
UG991124925UG, 29.49%, 11/25/24 ..... 193 205
UG991125161UG, 29.49%, 11/25/24 ..... 394 410
UG991125210UG, 29.49%, 11/25/24 ..... 59 62
UG991125662UG, 29.49%, 11/25/24 ..... 373 397
UG991126342UG, 29.49%, 11/25/24 ..... 25 25
UG991129403UG, 29.49%, 11/25/24 ..... 206 14
UG991131365UG, 29.49%, 11/25/24 ..... 1,421 (42)
UG991131758UG, 29.49%, 11/25/24 ..... 144 153
UG991134480UG, 29.49%, 11/25/24 ..... 193 205
UG991134595UG, 29.49%, 11/25/24 ..... 168 170
UG991135715UG, 29.49%, 11/25/24 ..... 30 31
UG991135764UG, 29.49%, 11/25/24 ..... 147 10
UG991136662UG, 29.49%, 11/25/24 ..... 151 14
UG991143939UG, 29.49%, 11/25/24 ..... 245 256
UG991144362UG, 29.49%, 11/25/24 ..... 242 248
UG991144465UG, 29.49%, 11/25/24 ..... 71 74
UG991144872UG, 29.49%, 11/25/24 ..... 1,532 218
UG991145376UG, 29.49%, 11/25/24 ..... 46 48
UG991145776UG, 29.49%, 11/25/24 ..... 31 32
UG991146070UG, 29.49%, 11/25/24 ..... 315 25
UG991154050UG, 29.49%, 11/25/24 ..... 222 18
UG991158315UG, 29.49%, 11/25/24 ..... 196 209
UG991158553UG, 29.49%, 11/25/24 ..... 28 29
UG991160063UG, 29.49%, 11/25/24 ..... 358 356
UG991163261UG, 29.49%, 11/25/24 ..... 330 348
UG991164308UG, 29.49%, 11/25/24 ..... 115 121
UG991166873UG, 29.49%, 11/25/24 ..... 95 101
UG991167168UG, 29.49%, 11/25/24 ..... 1,154 1,217
UG991168233UG, 29.49%, 11/25/24 ..... 1,640 1,722
UG991170025UG, 29.49%, 11/25/24 ..... 98 105
UG991170031UG, 29.49%, 11/25/24 ..... 234 233
UG991173770UG, 29.49%, 11/25/24 ..... 236 249
UG991175550UG, 29.49%, 11/25/24 ..... 31 32
UG991180816UG, 29.49%, 11/25/24 ..... 188 199
UG991183655UG, 29.49%, 11/25/24 ..... 3,969 (472)
UG991191585UG, 29.49%, 11/25/24 ..... 187 193
UG991193559UG, 29.49%, 11/25/24 ..... 427 424
UG991194512UG, 29.49%, 11/25/24 ..... 186 193
UG991196806UG, 29.49%, 11/25/24 ..... 3,973 2,768
UG991196856UG, 29.49%, 11/25/24 ..... 415 443
UG991197724UG, 29.49%, 11/25/24 ..... 126 131
UG991200416UG, 29.49%, 11/25/24 ..... 196 208
UG991200661UG, 29.49%, 11/25/24 ..... 575 607
UG991201693UG, 29.49%, 11/25/24 ..... 176 (17)
UG991206631UG, 29.49%, 11/25/24 ..... 119 125
UG991206760UG, 29.49%, 11/25/24 ..... 86 91
UG991216882UG, 29.49%, 11/25/24 ..... 215 (21)
UG991225463UG, 29.49%, 11/25/24 ..... 103 108
UG991226122UG, 29.49%, 11/25/24 ..... 117 123
UG991228566UG, 29.49%, 11/25/24 ..... 154 22
UG991230132UG, 29.49%, 11/25/24 ..... 872 913
UG991233017UG, 29.49%, 11/25/24 ..... 191 202
UG991238304UG, 29.49%, 11/25/24 ..... 16 16
UG991242301UG, 29.49%, 11/25/24 ..... 25 26
UG991242467UG, 29.49%, 11/25/24 ..... 309 323
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991244179UG, 29.49%, 11/25/24 ..... $ 187 $ 197
UG991245747UG, 29.49%, 11/25/24 ..... 521 549
UG991246604UG, 29.49%, 11/25/24 ..... 92 92
UG991251748UG, 29.49%, 11/25/24 ..... – –
UG991252608UG, 29.49%, 11/25/24 ..... 121 123
UG991261151UG, 29.49%, 11/25/24 ..... 535 558
UG991263083UG, 29.49%, 11/25/24 ..... 90 95
UG991283279UG, 29.49%, 11/25/24 ..... 266 278
UG991284133UG, 29.49%, 11/25/24 ..... 51 52
UG991288985UG, 29.49%, 11/25/24 ..... 69 73
UG991297898UG, 29.49%, 11/25/24 ..... 90 94
UG991298538UG, 29.49%, 11/25/24 ..... 85 89
UG991298875UG, 29.49%, 11/25/24 ..... 306 24
UG991299072UG, 29.49%, 11/25/24 ..... 239 249
UG991301708UG, 29.49%, 11/25/24 ..... 808 850
UG991306805UG, 29.49%, 11/25/24 ..... 49 8
UG991317263UG, 29.49%, 11/25/24 ..... 96 70
UG991321816UG, 29.49%, 11/25/24 ..... 473 494
UG991321882UG, 29.49%, 11/25/24 ..... 532 557
UG991322358UG, 29.49%, 11/25/24 ..... 46 48
UG991323736UG, 29.49%, 11/25/24 ..... 205 214
UG991142581UG, Zero Cpn, 11/26/24 ... 141 10
UG991147923UG, Zero Cpn, 11/26/24 ... 660 45
UG991176783UG, Zero Cpn, 11/26/24 ... 654 45
UG991265302UG, Zero Cpn, 11/26/24 ... 1,171 81
UG991238481UG, 15%, 11/26/24 ....... 117 117
UG991151613UG, 15.97%, 11/26/24 ..... 182 182
UG991124907UG, 16.99%, 11/26/24 ..... 1,532 1,530
UG991207377UG, 16.99%, 11/26/24 ..... 562 561
UG991221696UG, 16.99%, 11/26/24 ..... 418 411
UG991268051UG, 17.99%, 11/26/24 ..... 27 27
UG991123365UG, 18.97%, 11/26/24 ..... 41 40
UG991132812UG, 18.97%, 11/26/24 ..... 1,450 1,455
UG991252958UG, 18.97%, 11/26/24 ..... 404 4
UG991123371UG, 19.21%, 11/26/24 ..... 793 792
UG991133507UG, 19.21%, 11/26/24 ..... 38 37
UG991212146UG, 19.21%, 11/26/24 ..... 131 10
UG991190181UG, 19.8%, 11/26/24 ...... 165 166
UG991197636UG, 19.8%, 11/26/24 ...... 218 217
UG991208065UG, 19.8%, 11/26/24 ...... 365 364
UG991232410UG, 19.8%, 11/26/24 ...... 1,052 1,056
UG991270877UG, 19.8%, 11/26/24 ...... 341 342
UG991277503UG, 19.8%, 11/26/24 ...... 309 304
UG991296143UG, 19.8%, 11/26/24 ...... 284 283
UG991130530UG, 19.99%, 11/26/24 ..... 47 47
UG991135690UG, 20.46%, 11/26/24 ..... 195 194
UG991165225UG, 20.46%, 11/26/24 ..... 139 138
UG991195046UG, 20.46%, 11/26/24 ..... 65 64
UG991130991UG, 20.97%, 11/26/24 ..... 894 892
UG991142576UG, 20.97%, 11/26/24 ..... 281 282
UG991212679UG, 20.97%, 11/26/24 ..... 213 213
UG991250306UG, 20.97%, 11/26/24 ..... 17 17
UG991251274UG, 20.97%, 11/26/24 ..... 515 517
UG991254536UG, 20.97%, 11/26/24 ..... 441 442
UG991125012UG, 21.46%, 11/26/24 ..... 554 72
UG991127662UG, 21.46%, 11/26/24 ..... 5,546 429
UG991129032UG, 21.46%, 11/26/24 ..... 1,474 1,469
UG991147177UG, 21.46%, 11/26/24 ..... 71 71

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991147747UG, 21.46%, 11/26/24 ..... $ 557 $ 557
UG991165687UG, 21.46%, 11/26/24 ..... 825 823
UG991202672UG, 21.46%, 11/26/24 ..... 93 93
UG991205086UG, 21.46%, 11/26/24 ..... 37 37
UG991205269UG, 21.46%, 11/26/24 ..... 147 147
UG991217520UG, 21.46%, 11/26/24 ..... 724 727
UG991332633UG, 21.46%, 11/26/24 ..... 67 1
UG991134541UG, 21.98%, 11/26/24 ..... 1,614 1,613
UG991179611UG, 21.98%, 11/26/24 ..... 273 272
UG991183089UG, 21.98%, 11/26/24 ..... 105 105
UG991139493UG, 22.97%, 11/26/24 ..... 19 19
UG991314717UG, 22.97%, 11/26/24 ..... 155 154
UG991133863UG, 23.95%, 11/26/24 ..... 2,093 2,085
UG991154720UG, 23.95%, 11/26/24 ..... 1,025 1,028
UG991275989UG, 23.95%, 11/26/24 ..... 959 962
UG991172299UG, 26.94%, 11/26/24 ..... 329 331
UG991132975UG, 28.98%, 11/26/24 ..... 2,126 2,175
UG991147362UG, 28.98%, 11/26/24 ..... 134 138
UG991132980UG, 29.49%, 11/26/24 ..... 605 616
UG991144257UG, 29.49%, 11/26/24 ..... 39 39
UG991146899UG, 29.49%, 11/26/24 ..... 648 648
UG991155738UG, 29.49%, 11/26/24 ..... 60 61
UG991157120UG, 29.49%, 11/26/24 ..... 102 105
UG991139596UG, Zero Cpn, 11/27/24 ... 186 13
UG991150078UG, Zero Cpn, 11/27/24 ... 905 62
UG991180428UG, Zero Cpn, 11/27/24 ... 186 13
UG991211763UG, Zero Cpn, 11/27/24 ... 1,488 102
UG991194474UG, 14.98%, 11/27/24 ..... 624 626
UG991340225UG, 15%, 11/27/24 ....... 1,198 158
UG991197902UG, 15.97%, 11/27/24 ..... 5,026 5,040
UG991269633UG, 15.97%, 11/27/24 ..... 5,283 5,298
UG991143730UG, 16.99%, 11/27/24 ..... 55 55
UG991168876UG, 16.99%, 11/27/24 ..... 1,029 1,027
UG991213989UG, 16.99%, 11/27/24 ..... 693 694
UG991340740UG, 16.99%, 11/27/24 ..... 199 199
UG991346650UG, 16.99%, 11/27/24 ..... 2,940 2,934
UG991135757UG, 17.99%, 11/27/24 ..... 1,700 1,701
UG991137629UG, 17.99%, 11/27/24 ..... 392 393
UG991164583UG, 17.99%, 11/27/24 ..... 223 224
UG991165876UG, 17.99%, 11/27/24 ..... 1,305 1,292
UG991167230UG, 17.99%, 11/27/24 ..... 1,143 1,145
UG991171681UG, 17.99%, 11/27/24 ..... 136 136
UG991193917UG, 17.99%, 11/27/24 ..... – –
UG991229636UG, 17.99%, 11/27/24 ..... 199 199
UG991238147UG, 17.99%, 11/27/24 ..... 61 61
UG991302342UG, 17.99%, 11/27/24 ..... 172 171
UG991311828UG, 17.99%, 11/27/24 ..... 316 315
UG991257943UG, 18.21%, 11/27/24 ..... 9 9
UG991136660UG, 18.97%, 11/27/24 ..... 767 767
UG991187964UG, 18.97%, 11/27/24 ..... 160 160
UG991330539UG, 18.97%, 11/27/24 ..... 153 153
UG991133969UG, 19.21%, 11/27/24 ..... 1,127 1,121
UG991136674UG, 19.21%, 11/27/24 ..... 1,152 1,156
UG991140136UG, 19.21%, 11/27/24 ..... 489 490
UG991154356UG, 19.21%, 11/27/24 ..... 239 240
UG991179150UG, 19.21%, 11/27/24 ..... 101 101
UG991209491UG, 19.21%, 11/27/24 ..... 607 47
UG991227450UG, 19.21%, 11/27/24 ..... 190 190
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991238897UG, 19.21%, 11/27/24 ..... $ 1,328 $ 1,333
UG991349075UG, 19.21%, 11/27/24 ..... 145 145
UG991133407UG, 19.8%, 11/27/24 ...... 237 238
UG991137424UG, 19.8%, 11/27/24 ...... 885 876
UG991146767UG, 19.8%, 11/27/24 ...... 36 36
UG991217757UG, 19.8%, 11/27/24 ...... 2,111 2,119
UG991217849UG, 19.8%, 11/27/24 ...... 268 5
UG991221997UG, 19.8%, 11/27/24 ...... 425 427
UG991223353UG, 19.8%, 11/27/24 ...... 254 255
UG991133458UG, 19.99%, 11/27/24 ..... 381 393
UG991133653UG, 19.99%, 11/27/24 ..... 750 764
UG991137535UG, 19.99%, 11/27/24 ..... 832 857
UG991279516UG, 20.46%, 11/27/24 ..... 497 496
UG991134188UG, 20.97%, 11/27/24 ..... 183 184
UG991142242UG, 20.97%, 11/27/24 ..... 237 200
UG991147391UG, 20.97%, 11/27/24 ..... 101 101
UG991137442UG, 21.46%, 11/27/24 ..... 368 369
UG991142775UG, 21.46%, 11/27/24 ..... 472 474
UG991159829UG, 21.46%, 11/27/24 ..... 639 639
UG991195929UG, 21.46%, 11/27/24 ..... 105 103
UG991217112UG, 21.46%, 11/27/24 ..... 364 366
UG991136781UG, 22.97%, 11/27/24 ..... 21 2
UG991139768UG, 22.97%, 11/27/24 ..... 1,741 1,742
UG991151923UG, 22.97%, 11/27/24 ..... 383 385
UG991156801UG, 22.97%, 11/27/24 ..... 320 319
UG991157209UG, 22.97%, 11/27/24 ..... 407 407
UG991342840UG, 23.95%, 11/27/24 ..... 347 346
UG991145320UG, 25.94%, 11/27/24 ..... 178 179
UG991136925UG, 27.95%, 11/27/24 ..... 55 56
UG991134868UG, 27.99%, 11/27/24 ..... 278 285
UG991131727UG, 28.98%, 11/27/24 ..... 1,491 229
UG991133623UG, 28.98%, 11/27/24 ..... 483 492
UG991136113UG, 28.98%, 11/27/24 ..... 610 626
UG991136794UG, 28.98%, 11/27/24 ..... 148 10
UG991137401UG, 28.98%, 11/27/24 ..... 1,505 1,543
UG991137681UG, 28.98%, 11/27/24 ..... 343 353
UG991141680UG, 28.98%, 11/27/24 ..... 1,793 1,829
UG991145237UG, 28.98%, 11/27/24 ..... 162 164
UG991146278UG, 28.98%, 11/27/24 ..... – –
UG991146536UG, 28.98%, 11/27/24 ..... 1,351 1,378
UG991148645UG, 28.98%, 11/27/24 ..... 75 78
UG991149767UG, 28.98%, 11/27/24 ..... 134 138
UG991153018UG, 28.98%, 11/27/24 ..... 114 117
UG991153254UG, 28.98%, 11/27/24 ..... 189 192
UG991154494UG, 28.98%, 11/27/24 ..... 186 191
UG991155413UG, 28.98%, 11/27/24 ..... 666 671
UG991156338UG, 28.98%, 11/27/24 ..... 14 14
UG991157851UG, 28.98%, 11/27/24 ..... 185 190
UG991159411UG, 28.98%, 11/27/24 ..... 25 25
UG991136166UG, 29.49%, 11/27/24 ..... 623 641
UG991136247UG, 29.49%, 11/27/24 ..... 227 32
UG991137126UG, 29.49%, 11/27/24 ..... 531 36
UG991138272UG, 29.49%, 11/27/24 ..... 654 674
UG991138662UG, 29.49%, 11/27/24 ..... 51 52
UG991139221UG, 29.49%, 11/27/24 ..... 1,562 1,609
UG991140050UG, 29.49%, 11/27/24 ..... 121 123
UG991140086UG, 29.49%, 11/27/24 ..... 336 347
UG991141537UG, 29.49%, 11/27/24 ..... 565 582

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991141591UG, 29.49%, 11/27/24 ..... $ 3,219 $ 3,334
UG991142241UG, 29.49%, 11/27/24 ..... 331 339
UG991143723UG, 29.49%, 11/27/24 ..... 38 38
UG991145452UG, 29.49%, 11/27/24 ..... 57 46
UG991147084UG, 29.49%, 11/27/24 ..... 522 73
UG991147761UG, 29.49%, 11/27/24 ..... 101 105
UG991148735UG, 29.49%, 11/27/24 ..... 208 29
UG991149782UG, 29.49%, 11/27/24 ..... 330 334
UG991149915UG, 29.49%, 11/27/24 ..... 102 4
UG991149959UG, 29.49%, 11/27/24 ..... 408 309
UG991154506UG, 29.49%, 11/27/24 ..... 69 71
UG991154606UG, 29.49%, 11/27/24 ..... 73 75
UG991159222UG, 29.49%, 11/27/24 ..... 469 479
UG991143772UG, Zero Cpn, 11/28/24 ... 196 13
UG991145311UG, Zero Cpn, 11/28/24 ... 239 17
UG991147533UG, Zero Cpn, 11/28/24 ... 653 44
UG991147547UG, Zero Cpn, 11/28/24 ... 666 45
UG991149576UG, Zero Cpn, 11/28/24 ... 1,805 124
UG991149638UG, Zero Cpn, 11/28/24 ... 1,465 102
UG991162903UG, Zero Cpn, 11/28/24 ... 24 2
UG991166937UG, Zero Cpn, 11/28/24 ... 29 2
UG991199446UG, Zero Cpn, 11/28/24 ... 726 49
UG991273717UG, Zero Cpn, 11/28/24 ... 579 40
UG991148717UG, 14.98%, 11/28/24 ..... 117 116
UG991194221UG, 14.98%, 11/28/24 ..... 421 422
UG991164558UG, 15%, 11/28/24 ....... 510 511
UG991195096UG, 15.97%, 11/28/24 ..... 164 164
UG991144663UG, 16.99%, 11/28/24 ..... 264 265
UG991149169UG, 16.99%, 11/28/24 ..... 593 595
UG991213840UG, 16.99%, 11/28/24 ..... 488 487
UG991345796UG, 16.99%, 11/28/24 ..... 878 877
UG991144191UG, 17.99%, 11/28/24 ..... 627 626
UG991146518UG, 17.99%, 11/28/24 ..... 120 120
UG991193408UG, 17.99%, 11/28/24 ..... 188 189
UG991217642UG, 17.99%, 11/28/24 ..... 238 236
UG991143728UG, 18.21%, 11/28/24 ..... 529 522
UG991195592UG, 18.97%, 11/28/24 ..... 157 158
UG991196672UG, 18.97%, 11/28/24 ..... 915 917
UG991217180UG, 18.97%, 11/28/24 ..... 615 614
UG991254497UG, 18.97%, 11/28/24 ..... 317 318
UG991331498UG, 18.97%, 11/28/24 ..... 591 589
UG991143592UG, 19.21%, 11/28/24 ..... 1,070 1,070
UG991170972UG, 19.21%, 11/28/24 ..... 72 71
UG991188168UG, 19.21%, 11/28/24 ..... 215 216
UG991198356UG, 19.21%, 11/28/24 ..... 359 361
UG991201541UG, 19.21%, 11/28/24 ..... 1,580 1,586
UG991217213UG, 19.21%, 11/28/24 ..... 497 499
UG991236965UG, 19.21%, 11/28/24 ..... 297 2
UG991264050UG, 19.21%, 11/28/24 ..... 57 57
UG991274860UG, 19.21%, 11/28/24 ..... 305 302
UG991293437UG, 19.21%, 11/28/24 ..... 191 192
UG991151832UG, 19.8%, 11/28/24 ...... 280 281
UG991189562UG, 19.8%, 11/28/24 ...... 116 116
UG991190045UG, 19.8%, 11/28/24 ...... 14 14
UG991212968UG, 19.8%, 11/28/24 ...... 782 784
UG991222744UG, 19.8%, 11/28/24 ...... 146 147
UG991252549UG, 19.8%, 11/28/24 ...... 822 825
UG991258450UG, 19.8%, 11/28/24 ...... 248 247
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991355941UG, 19.8%, 11/28/24 ...... $ 957 $ 955
UG991145907UG, 19.99%, 11/28/24 ..... 584 578
UG991146497UG, 19.99%, 11/28/24 ..... 49 49
UG991159150UG, 19.99%, 11/28/24 ..... 78 80
UG991150251UG, 20.46%, 11/28/24 ..... 335 334
UG991150540UG, 20.46%, 11/28/24 ..... 113 113
UG991194986UG, 20.46%, 11/28/24 ..... 35 35
UG991146514UG, 20.97%, 11/28/24 ..... 132 131
UG991147331UG, 20.97%, 11/28/24 ..... 1,205 1,203
UG991169829UG, 20.97%, 11/28/24 ..... 41 42
UG991190759UG, 20.97%, 11/28/24 ..... 271 272
UG991197495UG, 20.97%, 11/28/24 ..... 33 33
UG991216129UG, 20.97%, 11/28/24 ..... 420 54
UG991238659UG, 21.46%, 11/28/24 ..... 1,825 1,835
UG991239355UG, 21.46%, 11/28/24 ..... 4,561 4,513
UG991153356UG, 21.97%, 11/28/24 ..... 251 252
UG991198294UG, 21.97%, 11/28/24 ..... 79 79
UG991143292UG, 21.98%, 11/28/24 ..... 409 407
UG991147630UG, 21.98%, 11/28/24 ..... 1,242 166
UG991182716UG, 21.98%, 11/28/24 ..... 437 428
UG991251155UG, 21.98%, 11/28/24 ..... 947 942
UG991143207UG, 22.97%, 11/28/24 ..... 148 148
UG991199081UG, 22.97%, 11/28/24 ..... 42 42
UG991213837UG, 22.97%, 11/28/24 ..... 39 39
UG991270842UG, 22.97%, 11/28/24 ..... 309 311
UG991322514UG, 22.97%, 11/28/24 ..... 1,289 1,285
UG991231769UG, 23.95%, 11/28/24 ..... 4,148 (47)
UG991216089UG, 26.94%, 11/28/24 ..... 1,175 1,175
UG991146472UG, 27.99%, 11/28/24 ..... 644 664
UG991142742UG, 28.98%, 11/28/24 ..... 63 64
UG991142817UG, 28.98%, 11/28/24 ..... 475 475
UG991142924UG, 28.98%, 11/28/24 ..... 115 115
UG991146261UG, 28.98%, 11/28/24 ..... 153 106
UG991146586UG, 28.98%, 11/28/24 ..... 25 25
UG991148315UG, 28.98%, 11/28/24 ..... 1,029 1,050
UG991149432UG, 28.98%, 11/28/24 ..... 1,815 (65)
UG991151631UG, 28.98%, 11/28/24 ..... 96 98
UG991151837UG, 28.98%, 11/28/24 ..... 5 5
UG991151890UG, 28.98%, 11/28/24 ..... 16 16
UG991153791UG, 28.98%, 11/28/24 ..... 377 385
UG991157101UG, 28.98%, 11/28/24 ..... 639 646
UG991158343UG, 28.98%, 11/28/24 ..... 1,252 1,278
UG991158370UG, 28.98%, 11/28/24 ..... 244 246
UG991186304UG, 28.98%, 11/28/24 ..... 238 243
UG991220671UG, 28.98%, 11/28/24 ..... 431 439
UG991143196UG, 29.49%, 11/28/24 ..... 240 249
UG991143321UG, 29.49%, 11/28/24 ..... 217 224
UG991143629UG, 29.49%, 11/28/24 ..... 24 24
UG991144020UG, 29.49%, 11/28/24 ..... 1,023 1,059
UG991144250UG, 29.49%, 11/28/24 ..... 177 185
UG991144685UG, 29.49%, 11/28/24 ..... 760 769
UG991145177UG, 29.49%, 11/28/24 ..... 115 117
UG991145498UG, 29.49%, 11/28/24 ..... 498 520
UG991146041UG, 29.49%, 11/28/24 ..... 312 324
UG991146846UG, 29.49%, 11/28/24 ..... 23 23
UG991146864UG, 29.49%, 11/28/24 ..... 110 113
UG991146991UG, 29.49%, 11/28/24 ..... 76 76
UG991148558UG, 29.49%, 11/28/24 ..... 187 193

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991151597UG, 29.49%, 11/28/24 ..... $ 186 $ 187
UG991152923UG, 29.49%, 11/28/24 ..... 453 463
UG991153180UG, 29.49%, 11/28/24 ..... 1,570 1,621
UG991153263UG, 29.49%, 11/28/24 ..... 28 28
UG991153896UG, 29.49%, 11/28/24 ..... 202 204
UG991154246UG, 29.49%, 11/28/24 ..... 109 111
UG991154357UG, 29.49%, 11/28/24 ..... 83 85
UG991156207UG, 29.49%, 11/28/24 ..... 54 55
UG991158156UG, 29.49%, 11/28/24 ..... 453 65
UG991159070UG, 29.49%, 11/28/24 ..... 183 189
UG991159214UG, 29.49%, 11/28/24 ..... 56 58
UG991159392UG, 29.49%, 11/28/24 ..... 44 45
UG991175476UG, 29.49%, 11/28/24 ..... 89 91
UG991179397UG, 29.49%, 11/28/24 ..... 41 41
UG991179981UG, 29.49%, 11/28/24 ..... 58 58
UG991180197UG, 29.49%, 11/28/24 ..... 237 243
UG991230823UG, 29.49%, 11/28/24 ..... 50 51
UG991238098UG, 29.49%, 11/28/24 ..... 21 21
UG991250338UG, 29.49%, 11/28/24 ..... 959 971
UG991151137UG, Zero Cpn, 11/29/24 ... 627 42
UG991153004UG, Zero Cpn, 11/29/24 ... 174 12
UG991153795UG, Zero Cpn, 11/29/24 ... 764 53
UG991188757UG, Zero Cpn, 11/29/24 ... 999 67
UG991182908UG, 15.97%, 11/29/24 ..... 274 274
UG991201692UG, 16.99%, 11/29/24 ..... 92 92
UG991217625UG, 16.99%, 11/29/24 ..... 889 892
UG991154797UG, 17.99%, 11/29/24 ..... 549 551
UG991160168UG, 17.99%, 11/29/24 ..... 388 390
UG991185541UG, 17.99%, 11/29/24 ..... 87 87
UG991246744UG, 17.99%, 11/29/24 ..... 596 597
UG991264889UG, 17.99%, 11/29/24 ..... 18 18
UG991299503UG, 17.99%, 11/29/24 ..... 282 187
UG991299913UG, 17.99%, 11/29/24 ..... 356 357
UG991217075UG, 18.8%, 11/29/24 ...... 707 701
UG991156348UG, 18.97%, 11/29/24 ..... 68 68
UG991196288UG, 18.97%, 11/29/24 ..... 77 77
UG991197152UG, 18.97%, 11/29/24 ..... 5,825 5,825
UG991258245UG, 18.97%, 11/29/24 ..... 183 183
UG991152066UG, 19.21%, 11/29/24 ..... 162 162
UG991159773UG, 19.21%, 11/29/24 ..... 659 662
UG991177776UG, 19.21%, 11/29/24 ..... 1,159 1,163
UG991190438UG, 19.21%, 11/29/24 ..... 1,465 1,471
UG991207694UG, 19.21%, 11/29/24 ..... 2,383 2,344
UG991289288UG, 19.21%, 11/29/24 ..... 220 219
UG991189851UG, 19.8%, 11/29/24 ...... 438 57
UG991217431UG, 19.8%, 11/29/24 ...... 120 121
UG991266355UG, 19.8%, 11/29/24 ...... 241 241
UG991155273UG, 19.99%, 11/29/24 ..... 240 240
UG991161380UG, 19.99%, 11/29/24 ..... 4,111 4,131
UG991179894UG, 19.99%, 11/29/24 ..... 357 368
UG991185891UG, 19.99%, 11/29/24 ..... 1,424 1,467
UG991178388UG, 20.46%, 11/29/24 ..... 161 162
UG991215030UG, 20.46%, 11/29/24 ..... 606 609
UG991150621UG, 20.97%, 11/29/24 ..... 154 154
UG991153501UG, 20.97%, 11/29/24 ..... 142 143
UG991163927UG, 20.97%, 11/29/24 ..... 951 952
UG991185213UG, 20.97%, 11/29/24 ..... 98 13
UG991187935UG, 20.97%, 11/29/24 ..... 79 79
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991199463UG, 20.97%, 11/29/24 ..... $ 56 $ 56
UG991231794UG, 20.97%, 11/29/24 ..... 1,740 1,744
UG991159540UG, 21.46%, 11/29/24 ..... 156 127
UG991166957UG, 21.46%, 11/29/24 ..... 823 822
UG991168708UG, 21.46%, 11/29/24 ..... 1,283 88
UG991190207UG, 21.46%, 11/29/24 ..... 1,334 92
UG991198258UG, 21.46%, 11/29/24 ..... 560 559
UG991246596UG, 21.46%, 11/29/24 ..... 227 30
UG991276814UG, 21.46%, 11/29/24 ..... 147 147
UG991171708UG, 21.98%, 11/29/24 ..... 281 37
UG991210617UG, 21.98%, 11/29/24 ..... 55 55
UG991230066UG, 21.98%, 11/29/24 ..... 107 107
UG991151698UG, 22.97%, 11/29/24 ..... 818 823
UG991178511UG, 22.97%, 11/29/24 ..... 205 206
UG991260944UG, 22.97%, 11/29/24 ..... 43 43
UG991152627UG, 23.95%, 11/29/24 ..... 307 309
UG991270857UG, 25.95%, 11/29/24 ..... 366 356
UG991152322UG, 26.94%, 11/29/24 ..... 1,047 1,049
UG991162953UG, 26.94%, 11/29/24 ..... 158 158
UG991216328UG, 26.94%, 11/29/24 ..... 210 211
UG991225936UG, 26.94%, 11/29/24 ..... 311 69
UG991149684UG, 28.98%, 11/29/24 ..... 102 104
UG991149810UG, 28.98%, 11/29/24 ..... 127 131
UG991149912UG, 28.98%, 11/29/24 ..... 239 35
UG991149945UG, 28.98%, 11/29/24 ..... 921 948
UG991149988UG, 28.98%, 11/29/24 ..... 351 362
UG991151094UG, 28.98%, 11/29/24 ..... 238 242
UG991151364UG, 28.98%, 11/29/24 ..... 333 342
UG991151477UG, 28.98%, 11/29/24 ..... 242 250
UG991151728UG, 28.98%, 11/29/24 ..... 147 20
UG991152201UG, 28.98%, 11/29/24 ..... 503 507
UG991152254UG, 28.98%, 11/29/24 ..... 16 16
UG991152419UG, 28.98%, 11/29/24 ..... 22 22
UG991152664UG, 28.98%, 11/29/24 ..... 149 152
UG991152924UG, 28.98%, 11/29/24 ..... 34 35
UG991155365UG, 28.98%, 11/29/24 ..... 119 122
UG991157592UG, 28.98%, 11/29/24 ..... 153 156
UG991157704UG, 28.98%, 11/29/24 ..... 550 562
UG991157882UG, 28.98%, 11/29/24 ..... 69 71
UG991158118UG, 28.98%, 11/29/24 ..... 147 151
UG991158495UG, 28.98%, 11/29/24 ..... 254 253
UG991158651UG, 28.98%, 11/29/24 ..... 153 154
UG991162272UG, 28.98%, 11/29/24 ..... 609 624
UG991163577UG, 28.98%, 11/29/24 ..... 830 185
UG991165881UG, 28.98%, 11/29/24 ..... 278 286
UG991202283UG, 28.98%, 11/29/24 ..... 252 259
UG991203049UG, 28.98%, 11/29/24 ..... 713 729
UG991209578UG, 28.98%, 11/29/24 ..... 186 192
UG991241558UG, 28.98%, 11/29/24 ..... 278 286
UG991249093UG, 28.98%, 11/29/24 ..... 1,057 1,058
UG991280493UG, 28.98%, 11/29/24 ..... 136 141
UG991352702UG, 28.98%, 11/29/24 ..... 66 66
UG991155116UG, 29.46%, 11/29/24 ..... 1,885 1,947
UG991149634UG, 29.49%, 11/29/24 ..... 157 162
UG991149899UG, 29.49%, 11/29/24 ..... 37 38
UG991150696UG, 29.49%, 11/29/24 ..... 97 97
UG991151079UG, 29.49%, 11/29/24 ..... 107 109
UG991151085UG, 29.49%, 11/29/24 ..... 469 484

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991151981UG, 29.49%, 11/29/24 ..... $ 147 $ 151
UG991153994UG, 29.49%, 11/29/24 ..... 736 759
UG991154879UG, 29.49%, 11/29/24 ..... 840 863
UG991155137UG, 29.49%, 11/29/24 ..... 100 104
UG991157887UG, 29.49%, 11/29/24 ..... 99 102
UG991158334UG, 29.49%, 11/29/24 ..... 389 399
UG991159374UG, 29.49%, 11/29/24 ..... 133 (4)
UG991159782UG, 29.49%, 11/29/24 ..... 234 242
UG991161450UG, 29.49%, 11/29/24 ..... 352 48
UG991164378UG, 29.49%, 11/29/24 ..... 283 292
UG991171550UG, 29.49%, 11/29/24 ..... 596 605
UG991171572UG, 29.49%, 11/29/24 ..... 79 80
UG991178434UG, 29.49%, 11/29/24 ..... 68 70
UG991178591UG, 29.49%, 11/29/24 ..... 166 171
UG991178887UG, 29.49%, 11/29/24 ..... 231 238
UG991221367UG, 29.49%, 11/29/24 ..... 299 302
UG991241808UG, 29.49%, 11/29/24 ..... 362 363
UG991310187UG, 29.49%, 11/29/24 ..... 941 129
UG991350865UG, 29.49%, 11/29/24 ..... 61 62
UG991352691UG, 29.49%, 11/29/24 ..... 98 100
UG991174157UG, Zero Cpn, 11/30/24 ... 109 8
UG991189744UG, Zero Cpn, 11/30/24 ... 94 6
UG991190990UG, Zero Cpn, 11/30/24 ... 224 15
UG991200627UG, Zero Cpn, 11/30/24 ... 328 23
UG991212998UG, Zero Cpn, 11/30/24 ... 771 52
UG991234377UG, Zero Cpn, 11/30/24 ... 38 3
UG991251496UG, Zero Cpn, 11/30/24 ... 63 4
UG991267189UG, Zero Cpn, 11/30/24 ... 324 22
UG991268242UG, Zero Cpn, 11/30/24 ... 827 56
UG991376913UG, Zero Cpn, 11/30/24 ... 55 4
UG991167597UG, 19.21%, 11/30/24 ..... 158 158
UG991377384UG, 19.21%, 11/30/24 ..... 174 177
UG991160154UG, 19.8%, 11/30/24 ...... 164 164
UG991157062UG, 19.99%, 11/30/24 ..... 741 759
UG991157632UG, 19.99%, 11/30/24 ..... 1,257 166
UG991158131UG, 19.99%, 11/30/24 ..... 490 499
UG991158195UG, 19.99%, 11/30/24 ..... 31 32
UG991162077UG, 19.99%, 11/30/24 ..... 390 403
UG991178486UG, 19.99%, 11/30/24 ..... 159 112
UG991198832UG, 19.99%, 11/30/24 ..... 126 129
UG991210693UG, 19.99%, 11/30/24 ..... 311 320
UG991220098UG, 19.99%, 11/30/24 ..... 94 95
UG991222899UG, 19.99%, 11/30/24 ..... 78 81
UG991237106UG, 19.99%, 11/30/24 ..... 398 407
UG991238133UG, 19.99%, 11/30/24 ..... 287 284
UG991239767UG, 19.99%, 11/30/24 ..... 282 286
UG991277017UG, 19.99%, 11/30/24 ..... 314 324
UG991302771UG, 19.99%, 11/30/24 ..... 362 248
UG991303347UG, 19.99%, 11/30/24 ..... 12 12
UG991157471UG, 20.97%, 11/30/24 ..... 680 684
UG991266991UG, 20.97%, 11/30/24 ..... 1,100 1,097
UG991273272UG, 20.97%, 11/30/24 ..... 775 777
UG991178246UG, 21.46%, 11/30/24 ..... 4,410 4,398
UG991198945UG, 21.46%, 11/30/24 ..... 99 13
UG991222901UG, 21.46%, 11/30/24 ..... 503 505
UG991155680UG, 21.98%, 11/30/24 ..... 85 86
UG991212859UG, 21.98%, 11/30/24 ..... 849 706
UG991227321UG, 21.98%, 11/30/24 ..... 57 57
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991214909UG, 22.97%, 11/30/24 ..... $ 824 $ 812
UG991294116UG, 22.97%, 11/30/24 ..... 174 170
UG991274402UG, 24.95%, 11/30/24 ..... 42 41
UG991245914UG, 25.95%, 11/30/24 ..... 20 20
UG991179425UG, 26.94%, 11/30/24 ..... 784 782
UG991157436UG, 27.99%, 11/30/24 ..... 305 314
UG991170707UG, 27.99%, 11/30/24 ..... 1,521 212
UG991184856UG, 27.99%, 11/30/24 ..... 174 179
UG991246597UG, 27.99%, 11/30/24 ..... 292 41
UG991282826UG, 27.99%, 11/30/24 ..... 16 16
UG991310873UG, 27.99%, 11/30/24 ..... 231 237
UG991156770UG, 28.98%, 11/30/24 ..... 211 218
UG991157684UG, 28.98%, 11/30/24 ..... 1,171 89
UG991158904UG, 28.98%, 11/30/24 ..... 3 3
UG991159902UG, 28.98%, 11/30/24 ..... 247 255
UG991161179UG, 28.98%, 11/30/24 ..... 1,063 1,051
UG991161240UG, 28.98%, 11/30/24 ..... 956 960
UG991162025UG, 28.98%, 11/30/24 ..... 41 41
UG991162173UG, 28.98%, 11/30/24 ..... 5 5
UG991162342UG, 28.98%, 11/30/24 ..... 609 629
UG991163899UG, 28.98%, 11/30/24 ..... 71 72
UG991164704UG, 28.98%, 11/30/24 ..... 36 37
UG991164810UG, 28.98%, 11/30/24 ..... 81 82
UG991165694UG, 28.98%, 11/30/24 ..... 612 632
UG991165829UG, 28.98%, 11/30/24 ..... 1,847 1,870
UG991168731UG, 28.98%, 11/30/24 ..... 483 68
UG991170960UG, 28.98%, 11/30/24 ..... 138 136
UG991174311UG, 28.98%, 11/30/24 ..... 225 232
UG991174605UG, 28.98%, 11/30/24 ..... 971 1,001
UG991178342UG, 28.98%, 11/30/24 ..... 343 245
UG991180572UG, 28.98%, 11/30/24 ..... 270 278
UG991181728UG, 28.98%, 11/30/24 ..... 239 243
UG991182068UG, 28.98%, 11/30/24 ..... 7 7
UG991182116UG, 28.98%, 11/30/24 ..... 366 376
UG991184808UG, 28.98%, 11/30/24 ..... 250 258
UG991185437UG, 28.98%, 11/30/24 ..... 157 159
UG991186519UG, 28.98%, 11/30/24 ..... 184 190
UG991188630UG, 28.98%, 11/30/24 ..... 15 15
UG991190495UG, 28.98%, 11/30/24 ..... 415 419
UG991193180UG, 28.98%, 11/30/24 ..... 40 41
UG991194174UG, 28.98%, 11/30/24 ..... 242 249
UG991204352UG, 28.98%, 11/30/24 ..... 28 28
UG991205011UG, 28.98%, 11/30/24 ..... 9 9
UG991209031UG, 28.98%, 11/30/24 ..... 32 28
UG991223413UG, 28.98%, 11/30/24 ..... 128 18
UG991226444UG, 28.98%, 11/30/24 ..... 113 114
UG991232621UG, 28.98%, 11/30/24 ..... 655 675
UG991247306UG, 28.98%, 11/30/24 ..... 2,065 2,030
UG991251001UG, 28.98%, 11/30/24 ..... 725 737
UG991253679UG, 28.98%, 11/30/24 ..... 222 225
UG991253813UG, 28.98%, 11/30/24 ..... 70 72
UG991255130UG, 28.98%, 11/30/24 ..... 240 238
UG991260489UG, 28.98%, 11/30/24 ..... 71 71
UG991263077UG, 28.98%, 11/30/24 ..... 353 364
UG991274807UG, 28.98%, 11/30/24 ..... 14 15
UG991290395UG, 28.98%, 11/30/24 ..... 27 27
UG991299968UG, 28.98%, 11/30/24 ..... 172 174
UG991301389UG, 28.98%, 11/30/24 ..... 313 319

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991311760UG, 28.98%, 11/30/24 ..... $ 687 $ 703
UG991312114UG, 28.98%, 11/30/24 ..... 401 409
UG991322375UG, 28.98%, 11/30/24 ..... 742 447
UG991323243UG, 28.98%, 11/30/24 ..... 750 521
UG991325045UG, 28.98%, 11/30/24 ..... 92 94
UG991353871UG, 28.98%, 11/30/24 ..... 93 98
UG991354445UG, 28.98%, 11/30/24 ..... 292 301
UG991372018UG, 28.98%, 11/30/24 ..... 217 227
UG991378438UG, 28.98%, 11/30/24 ..... 198 200
UG991283230UG, 29.48%, 11/30/24 ..... 168 173
UG991155380UG, 29.49%, 11/30/24 ..... 31 31
UG991155673UG, 29.49%, 11/30/24 ..... 533 552
UG991155729UG, 29.49%, 11/30/24 ..... 185 187
UG991155966UG, 29.49%, 11/30/24 ..... 543 561
UG991156148UG, 29.49%, 11/30/24 ..... 518 535
UG991156343UG, 29.49%, 11/30/24 ..... 439 445
UG991156625UG, 29.49%, 11/30/24 ..... 409 426
UG991156672UG, 29.49%, 11/30/24 ..... 314 45
UG991158265UG, 29.49%, 11/30/24 ..... 119 123
UG991158386UG, 29.49%, 11/30/24 ..... 775 788
UG991158407UG, 29.49%, 11/30/24 ..... 133 137
UG991158421UG, 29.49%, 11/30/24 ..... 500 511
UG991158842UG, 29.49%, 11/30/24 ..... 247 256
UG991158862UG, 29.49%, 11/30/24 ..... 251 260
UG991158874UG, 29.49%, 11/30/24 ..... 240 241
UG991159301UG, 29.49%, 11/30/24 ..... 89 13
UG991159823UG, 29.49%, 11/30/24 ..... 257 258
UG991160218UG, 29.49%, 11/30/24 ..... 56 56
UG991160324UG, 29.49%, 11/30/24 ..... 674 692
UG991161270UG, 29.49%, 11/30/24 ..... 598 587
UG991162412UG, 29.49%, 11/30/24 ..... 45 46
UG991164670UG, 29.49%, 11/30/24 ..... 101 101
UG991165371UG, 29.49%, 11/30/24 ..... 34 35
UG991167245UG, 29.49%, 11/30/24 ..... 361 50
UG991168245UG, 29.49%, 11/30/24 ..... 231 239
UG991169195UG, 29.49%, 11/30/24 ..... 795 826
UG991170244UG, 29.49%, 11/30/24 ..... 224 234
UG991170572UG, 29.49%, 11/30/24 ..... 179 183
UG991172465UG, 29.49%, 11/30/24 ..... 709 733
UG991172522UG, 29.49%, 11/30/24 ..... 83 84
UG991173687UG, 29.49%, 11/30/24 ..... 47 47
UG991182361UG, 29.49%, 11/30/24 ..... 126 131
UG991183630UG, 29.49%, 11/30/24 ..... 735 744
UG991183810UG, 29.49%, 11/30/24 ..... 57 9
UG991184149UG, 29.49%, 11/30/24 ..... 632 651
UG991185246UG, 29.49%, 11/30/24 ..... 358 371
UG991186053UG, 29.49%, 11/30/24 ..... 78 81
UG991192752UG, 29.49%, 11/30/24 ..... 162 167
UG991192788UG, 29.49%, 11/30/24 ..... 37 37
UG991193473UG, 29.49%, 11/30/24 ..... 160 167
UG991194009UG, 29.49%, 11/30/24 ..... 87 88
UG991195243UG, 29.49%, 11/30/24 ..... 3,354 3,482
UG991198311UG, 29.49%, 11/30/24 ..... 186 193
UG991198791UG, 29.49%, 11/30/24 ..... 344 55
UG991200667UG, 29.49%, 11/30/24 ..... 555 414
UG991201454UG, 29.49%, 11/30/24 ..... 180 186
UG991205442UG, 29.49%, 11/30/24 ..... 1,115 1,111
UG991206111UG, 29.49%, 11/30/24 ..... 124 128
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991208980UG, 29.49%, 11/30/24 ..... $ 662 $ 435
UG991209146UG, 29.49%, 11/30/24 ..... 62 63
UG991215049UG, 29.49%, 11/30/24 ..... 137 139
UG991218514UG, 29.49%, 11/30/24 ..... 52 54
UG991218861UG, 29.49%, 11/30/24 ..... 94 69
UG991219200UG, 29.49%, 11/30/24 ..... 103 107
UG991220330UG, 29.49%, 11/30/24 ..... 218 218
UG991221281UG, 29.49%, 11/30/24 ..... 168 170
UG991234356UG, 29.49%, 11/30/24 ..... 144 150
UG991234501UG, 29.49%, 11/30/24 ..... 486 341
UG991235449UG, 29.49%, 11/30/24 ..... 348 343
UG991237242UG, 29.49%, 11/30/24 ..... 97 100
UG991242367UG, 29.49%, 11/30/24 ..... 92 96
UG991245580UG, 29.49%, 11/30/24 ..... 54 55
UG991246778UG, 29.49%, 11/30/24 ..... 675 50
UG991249635UG, 29.49%, 11/30/24 ..... 195 202
UG991252166UG, 29.49%, 11/30/24 ..... 489 497
UG991258407UG, 29.49%, 11/30/24 ..... 200 147
UG991262641UG, 29.49%, 11/30/24 ..... 427 436
UG991273969UG, 29.49%, 11/30/24 ..... 411 424
UG991277711UG, 29.49%, 11/30/24 ..... 182 185
UG991278091UG, 29.49%, 11/30/24 ..... 241 35
UG991282168UG, 29.49%, 11/30/24 ..... 113 16
UG991282393UG, 29.49%, 11/30/24 ..... 33 33
UG991282718UG, 29.49%, 11/30/24 ..... 83 87
UG991295815UG, 29.49%, 11/30/24 ..... 181 188
UG991295869UG, 29.49%, 11/30/24 ..... 1,636 1,673
UG991302156UG, 29.49%, 11/30/24 ..... 251 261
UG991311530UG, 29.49%, 11/30/24 ..... 40 41
UG991319229UG, 29.49%, 11/30/24 ..... 1,122 1,154
UG991321305UG, 29.49%, 11/30/24 ..... 234 237
UG991323937UG, 29.49%, 11/30/24 ..... 86 62
UG991326057UG, 29.49%, 11/30/24 ..... 121 80
UG991354554UG, 29.49%, 11/30/24 ..... 111 112
UG991360797UG, 29.49%, 11/30/24 ..... 208 216
UG991368424UG, 29.49%, 11/30/24 ..... 194 197
UG991161283UG, Zero Cpn, 12/01/24 ... 334 22
UG991162362UG, Zero Cpn, 12/01/24 ... 641 44
UG991165357UG, Zero Cpn, 12/01/24 ... 46 3
UG991180336UG, Zero Cpn, 12/01/24 ... 1,176 79
UG991182729UG, Zero Cpn, 12/01/24 ... 115 8
UG991252529UG, Zero Cpn, 12/01/24 ... 911 62
UG991256813UG, Zero Cpn, 12/01/24 ... 173 12
UG991359251UG, Zero Cpn, 12/01/24 ... 856 58
UG991169328UG, 19.21%, 12/01/24 ..... 1,262 1,258
UG991247450UG, 19.21%, 12/01/24 .... 731 (7)
UG991169863UG, 19.8%, 12/01/24 ...... 823 820
UG991178992UG, 19.99%, 12/01/24 ..... 1,593 1,625
UG991190064UG, 19.99%, 12/01/24 ..... 654 667
UG991194398UG, 19.99%, 12/01/24 ..... 984 1,004
UG991207998UG, 19.99%, 12/01/24 .... 509 514
UG991233773UG, 19.99%, 12/01/24 .... 264 267
UG991235853UG, 19.99%, 12/01/24 .... 75 75
UG991239748UG, 19.99%, 12/01/24 .... 1,737 1,766
UG991248019UG, 19.99%, 12/01/24 .... 879 896
UG991262568UG, 19.99%, 12/01/24 .... 86 87
UG991324541UG, 19.99%, 12/01/24 .... 200 202
UG991334704UG, 19.99%, 12/01/24 .... 59 59

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991354074UG, 19.99%, 12/01/24 .... $ 605 $ 75
UG991359215UG, 19.99%, 12/01/24 .... 109 110
UG991231427UG, 20.46%, 12/01/24 .... 365 364
UG991225649UG, 20.97%, 12/01/24 .... 5,976 5,951
UG991383601UG, 20.97%, 12/01/24 .... 238 159
UG991163809UG, 21.46%, 12/01/24 ..... 6,808 1,550
UG991167443UG, 21.46%, 12/01/24 ..... 2,162 2,138
UG991167927UG, 21.46%, 12/01/24 ..... 316 314
UG991179044UG, 21.46%, 12/01/24 ..... 599 596
UG991162968UG, 21.98%, 12/01/24 ..... 210 209
UG991211732UG, 21.98%, 12/01/24 ..... 34 34
UG991165518UG, 23.95%, 12/01/24 ..... 267 265
UG991164092UG, 25.95%, 12/01/24 ..... 253 250
UG991164749UG, 27.99%, 12/01/24 ..... 319 326
UG991178777UG, 27.99%, 12/01/24 ..... 104 6
UG991186705UG, 27.99%, 12/01/24 ..... 137 8
UG991161423UG, 28.98%, 12/01/24 ..... 892 118
UG991161755UG, 28.98%, 12/01/24 ..... 530 63
UG991162271UG, 28.98%, 12/01/24 ..... 178 181
UG991162320UG, 28.98%, 12/01/24 ..... 161 164
UG991162330UG, 28.98%, 12/01/24 ..... 620 624
UG991162450UG, 28.98%, 12/01/24 ..... 306 312
UG991163027UG, 28.98%, 12/01/24 ..... 344 342
UG991164071UG, 28.98%, 12/01/24 ..... 1 1
UG991164249UG, 28.98%, 12/01/24 ..... 37 37
UG991164332UG, 28.98%, 12/01/24 ..... 75 75
UG991165573UG, 28.98%, 12/01/24 ..... 152 152
UG991165874UG, 28.98%, 12/01/24 ..... 135 93
UG991165954UG, 28.98%, 12/01/24 ..... 217 221
UG991170068UG, 28.98%, 12/01/24 ..... 1,708 202
UG991170216UG, 28.98%, 12/01/24 ..... 78 (4)
UG991174550UG, 28.98%, 12/01/24 ..... 155 158
UG991176007UG, 28.98%, 12/01/24 ..... 201 199
UG991179835UG, 28.98%, 12/01/24 ..... 467 467
UG991181086UG, 28.98%, 12/01/24 ..... 102 104
UG991182500UG, 28.98%, 12/01/24 ..... 1,068 1,060
UG991182789UG, 28.98%, 12/01/24 ..... 659 667
UG991185047UG, 28.98%, 12/01/24 ..... 34 34
UG991188463UG, 28.98%, 12/01/24 ..... 89 12
UG991189706UG, 28.98%, 12/01/24 ..... 251 256
UG991190247UG, 28.98%, 12/01/24 ..... 744 758
UG991190745UG, 28.98%, 12/01/24 ..... 90 91
UG991196333UG, 28.98%, 12/01/24 ..... 183 186
UG991200338UG, 28.98%, 12/01/24 .... 246 250
UG991201982UG, 28.98%, 12/01/24 .... 70 69
UG991202722UG, 28.98%, 12/01/24 .... 745 738
UG991203281UG, 28.98%, 12/01/24 .... 399 394
UG991208622UG, 28.98%, 12/01/24 .... 12 12
UG991210769UG, 28.98%, 12/01/24 .... 218 223
UG991213420UG, 28.98%, 12/01/24 .... 575 580
UG991217237UG, 28.98%, 12/01/24 .... 99 101
UG991219825UG, 28.98%, 12/01/24 .... 57 58
UG991226847UG, 28.98%, 12/01/24 .... 664 668
UG991228529UG, 28.98%, 12/01/24 .... 239 28
UG991229899UG, 28.98%, 12/01/24 .... 104 106
UG991230359UG, 28.98%, 12/01/24 .... 43 42
UG991230587UG, 28.98%, 12/01/24 .... 218 222
UG991231739UG, 28.98%, 12/01/24 .... 149 102
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991236126UG, 28.98%, 12/01/24 .... $ 75 $ 75
UG991236470UG, 28.98%, 12/01/24 .... 59 4
UG991244164UG, 28.98%, 12/01/24 .... 171 1
UG991250633UG, 28.98%, 12/01/24 .... 39 39
UG991251429UG, 28.98%, 12/01/24 .... 254 259
UG991267046UG, 28.98%, 12/01/24 .... 116 116
UG991267527UG, 28.98%, 12/01/24 .... 671 679
UG991273718UG, 28.98%, 12/01/24 .... 90 92
UG991275061UG, 28.98%, 12/01/24 .... 92 6
UG991278856UG, 28.98%, 12/01/24 .... 435 442
UG991285727UG, 28.98%, 12/01/24 .... 429 434
UG991305273UG, 28.98%, 12/01/24 .... 238 242
UG991322131UG, 28.98%, 12/01/24 .... 102 103
UG991322463UG, 28.98%, 12/01/24 .... 671 668
UG991323706UG, 28.98%, 12/01/24 .... 413 291
UG991325531UG, 28.98%, 12/01/24 .... 845 853
UG991328743UG, 28.98%, 12/01/24 .... 978 988
UG991332964UG, 28.98%, 12/01/24 .... 427 431
UG991338177UG, 28.98%, 12/01/24 .... 383 387
UG991343569UG, 28.98%, 12/01/24 .... 37 37
UG991352854UG, 28.98%, 12/01/24 .... 64 65
UG991358666UG, 28.98%, 12/01/24 .... 655 658
UG991366359UG, 28.98%, 12/01/24 .... 85 12
UG991367704UG, 28.98%, 12/01/24 .... 250 250
UG991368632UG, 28.98%, 12/01/24 .... 109 110
UG991372098UG, 28.98%, 12/01/24 .... 64 64
UG991378052UG, 28.98%, 12/01/24 .... 101 104
UG991161940UG, 29.46%, 12/01/24 ..... 567 578
UG991161239UG, 29.49%, 12/01/24 ..... 149 18
UG991161962UG, 29.49%, 12/01/24 ..... 55 4
UG991163350UG, 29.49%, 12/01/24 ..... 293 301
UG991163554UG, 29.49%, 12/01/24 ..... 168 168
UG991165411UG, 29.49%, 12/01/24 ..... 274 280
UG991165471UG, 29.49%, 12/01/24 ..... 38 38
UG991166278UG, 29.49%, 12/01/24 ..... 83 85
UG991166742UG, 29.49%, 12/01/24 ..... 193 194
UG991168466UG, 29.49%, 12/01/24 ..... 569 577
UG991169716UG, 29.49%, 12/01/24 ..... 100 103
UG991170942UG, 29.49%, 12/01/24 ..... 293 292
UG991171218UG, 29.49%, 12/01/24 ..... 1,199 1,223
UG991171281UG, 29.49%, 12/01/24 ..... 52 53
UG991172237UG, 29.49%, 12/01/24 ..... 62 63
UG991172597UG, 29.49%, 12/01/24 ..... 1,759 1,757
UG991173870UG, 29.49%, 12/01/24 ..... 23 23
UG991174137UG, 29.49%, 12/01/24 ..... 302 309
UG991174516UG, 29.49%, 12/01/24 ..... 438 449
UG991177654UG, 29.49%, 12/01/24 ..... 136 115
UG991177853UG, 29.49%, 12/01/24 ..... 779 795
UG991178641UG, 29.49%, 12/01/24 ..... 72 73
UG991178859UG, 29.49%, 12/01/24 ..... 85 86
UG991180960UG, 29.49%, 12/01/24 ..... 293 66
UG991184518UG, 29.49%, 12/01/24 ..... 1,871 1,918
UG991186231UG, 29.49%, 12/01/24 ..... 146 150
UG991186676UG, 29.49%, 12/01/24 ..... 648 657
UG991187762UG, 29.49%, 12/01/24 ..... 86 87
UG991188136UG, 29.49%, 12/01/24 ..... 224 228
UG991190236UG, 29.49%, 12/01/24 ..... 90 92
UG991192314UG, 29.49%, 12/01/24 ..... 959 982

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991192840UG, 29.49%, 12/01/24 ..... $ 179 $ 39
UG991194652UG, 29.49%, 12/01/24 ..... 17 17
UG991195713UG, 29.49%, 12/01/24 ..... 81 83
UG991195836UG, 29.49%, 12/01/24 ..... 141 143
UG991196169UG, 29.49%, 12/01/24 ..... 135 133
UG991220031UG, 29.49%, 12/01/24 .... 950 969
UG991228302UG, 29.49%, 12/01/24 .... 216 52
UG991230298UG, 29.49%, 12/01/24 .... – –
UG991232611UG, 29.49%, 12/01/24 ..... 47 47
UG991233016UG, 29.49%, 12/01/24 .... 225 230
UG991241447UG, 29.49%, 12/01/24 .... 197 201
UG991243097UG, 29.49%, 12/01/24 .... 155 22
UG991243560UG, 29.49%, 12/01/24 .... 49 48
UG991246447UG, 29.49%, 12/01/24 .... 417 102
UG991247481UG, 29.49%, 12/01/24 .... 511 507
UG991251845UG, 29.49%, 12/01/24 .... 26 26
UG991252877UG, 29.49%, 12/01/24 .... 51 52
UG991253430UG, 29.49%, 12/01/24 .... 96 36
UG991256494UG, 29.49%, 12/01/24 .... 825 835
UG991258121UG, 29.49%, 12/01/24 .... 1,373 1,401
UG991262312UG, 29.49%, 12/01/24 .... 144 142
UG991267008UG, 29.49%, 12/01/24 .... 255 261
UG991268119UG, 29.49%, 12/01/24 ..... 205 27
UG991279786UG, 29.49%, 12/01/24 .... 68 68
UG991283740UG, 29.49%, 12/01/24 .... 86 87
UG991290418UG, 29.49%, 12/01/24 .... 222 228
UG991290834UG, 29.49%, 12/01/24 .... 275 277
UG991299824UG, 29.49%, 12/01/24 .... 417 101
UG991314063UG, 29.49%, 12/01/24 .... 119 120
UG991316347UG, 29.49%, 12/01/24 .... 89 6
UG991317052UG, 29.49%, 12/01/24 .... 90 20
UG991320615UG, 29.49%, 12/01/24 .... 51 51
UG991323578UG, 29.49%, 12/01/24 .... 330 333
UG991330889UG, 29.49%, 12/01/24 .... 14 13
UG991341808UG, 29.49%, 12/01/24 .... 263 266
UG991344916UG, 29.49%, 12/01/24 .... 40 6
UG991345338UG, 29.49%, 12/01/24 .... 104 104
UG991359488UG, 29.49%, 12/01/24 .... 113 1
UG991383117UG, 29.49%, 12/01/24 ..... 241 176
UG991383396UG, 29.49%, 12/01/24 .... 131 135
UG991362022UG, Zero Cpn, 12/02/24 ... 100 7
UG991364256UG, Zero Cpn, 12/02/24 ... 57 4
UG991369363UG, Zero Cpn, 12/02/24 ... 78 6
UG991375433UG, Zero Cpn, 12/02/24 ... 73 5
UG991381375UG, Zero Cpn, 12/02/24 ... 263 18
UG991337481UG, 18.97%, 12/02/24 .... 497 502
UG991358489UG, 19.99%, 12/02/24 .... 398 59
UG991364689UG, 19.99%, 12/02/24 .... 106 109
UG991326262UG, 28.98%, 12/02/24 .... 100 104
UG991330023UG, 28.98%, 12/02/24 .... 131 137
UG991333179UG, 28.98%, 12/02/24 .... 14 14
UG991338460UG, 28.98%, 12/02/24 .... 50 51
UG991347910UG, 28.98%, 12/02/24 .... 186 192
UG991356309UG, 28.98%, 12/02/24 .... 168 172
UG991358801UG, 28.98%, 12/02/24 .... 622 640
UG991364192UG, 28.98%, 12/02/24 .... 131 135
UG991377393UG, 28.98%, 12/02/24 .... 49 50
UG991339850UG, 29.49%, 12/02/24 .... 306 46
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991340524UG, 29.49%, 12/02/24 .... $ 174 $ 181
UG991348609UG, 29.49%, 12/02/24 .... 82 85
UG991348696UG, 29.49%, 12/02/24 .... 91 94
UG991353863UG, 29.49%, 12/02/24 .... 82 19
UG991354003UG, 29.49%, 12/02/24 .... 85 88
UG991359351UG, 29.49%, 12/02/24 .... 46 46
UG991359987UG, 29.49%, 12/02/24 .... – –
UG991361643UG, 29.49%, 12/02/24 .... 60 62
UG991369349UG, 29.49%, 12/02/24 .... 54 53
UG991370712UG, 29.49%, 12/02/24 .... 120 124
UG991373345UG, 29.49%, 12/02/24 .... 95 98
UG991383439UG, 29.49%, 12/02/24 .... 167 173
UG991191338UG, 19.8%, 12/05/24 ...... 85 84
UG991187412UG, 19.99%, 12/05/24 ..... 356 363
UG991195736UG, 27.99%, 12/05/24 ..... 171 175
UG991186409UG, 29.49%, 12/05/24 ..... 3,665 3,736
UG991190483UG, 29.49%, 12/05/24 ..... 103 105
UG991200707UG, 29.49%, 12/05/24 .... 113 113
UG991192927UG, Zero Cpn, 12/06/24 ... 3,345 233
UG991199523UG, Zero Cpn, 12/06/24 ... 748 53
UG991202209UG, Zero Cpn, 12/06/24 ... 714 49
UG991219806UG, Zero Cpn, 12/06/24 ... 1,563 108
UG991312754UG, Zero Cpn, 12/06/24 ... 80 6
UG991191497UG, 14.98%, 12/06/24 ..... 343 344
UG991201575UG, 15%, 12/06/24 ....... 633 636
UG991342949UG, 15%, 12/06/24 ....... 219 222
UG991193410UG, 15.97%, 12/06/24 ..... 65 17
UG991214247UG, 15.97%, 12/06/24 .... 117 120
UG991190915UG, 16.99%, 12/06/24 ..... 216 46
UG991191303UG, 16.99%, 12/06/24 ..... 1,909 1,947
UG991194549UG, 16.99%, 12/06/24 ..... 51 50
UG991203416UG, 16.99%, 12/06/24 .... 817 57
UG991234426UG, 16.99%, 12/06/24 .... 770 3
UG991429687UG, 16.99%, 12/06/24 .... 28 29
UG991191183UG, 17.97%, 12/06/24 ..... 5,740 3,680
UG991258598UG, 19.99%, 12/06/24 .... 74 61
UG991200958UG, 20.46%, 12/06/24 .... 275 273
UG991419325UG, 27.99%, 12/06/24 .... 270 280
UG991201139UG, 28.98%, 12/06/24 ..... 215 217
UG991202979UG, 28.98%, 12/06/24 .... 170 172
UG991347246UG, 28.98%, 12/06/24 .... 506 509
UG991378952UG, 28.98%, 12/06/24 .... 155 160
UG991201759UG, 29.46%, 12/06/24 .... 542 551
UG991198608UG, 29.47%, 12/06/24 ..... 135 136
UG991190969UG, 29.49%, 12/06/24 ..... 109 109
UG991206829UG, 29.49%, 12/06/24 .... 167 169
UG991223558UG, 29.49%, 12/06/24 .... 88 93
UG991279279UG, 29.49%, 12/06/24 .... 49 49
UG991354049UG, 29.49%, 12/06/24 .... 161 167
UG991377107UG, 29.49%, 12/06/24 .... 37 38
UG991409885UG, 29.49%, 12/06/24 .... 107 111
UG991199711UG, Zero Cpn, 12/07/24 ... 195 13
UG991199718UG, Zero Cpn, 12/07/24 ... 118 8
UG991205792UG, Zero Cpn, 12/07/24 ... 370 25
UG991204789UG, 15.97%, 12/07/24 .... 777 783
UG991410854UG, 15.97%, 12/07/24 .... 691 688
UG991199058UG, 16.99%, 12/07/24 ..... 126 128
UG991205035UG, 16.99%, 12/07/24 .... 1,748 1,783

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991202225UG, 19.8%, 12/07/24 ..... $ 504 $ 500
UG991202795UG, 19.8%, 12/07/24 ..... 924 915
UG991199481UG, 19.99%, 12/07/24 ..... 51 52
UG991313472UG, 19.99%, 12/07/24 .... 360 368
UG991200682UG, 21.98%, 12/07/24 .... 173 (3)
UG991284608UG, 21.98%, 12/07/24 .... 590 589
UG991198026UG, 28.98%, 12/07/24 ..... 22 22
UG991198602UG, 28.98%, 12/07/24 ..... 984 228
UG991200331UG, 28.98%, 12/07/24 .... 197 194
UG991203276UG, 28.98%, 12/07/24 .... 107 110
UG991218043UG, 28.98%, 12/07/24 .... 1,630 1,704
UG991221020UG, 28.98%, 12/07/24 .... 106 108
UG991397187UG, 28.98%, 12/07/24 .... 255 59
UG991433855UG, 28.98%, 12/07/24 .... 204 207
UG991200072UG, 29.49%, 12/07/24 .... 341 345
UG991201830UG, 29.49%, 12/07/24 .... 79 11
UG991204182UG, 29.49%, 12/07/24 .... 1,185 1,238
UG991205183UG, 29.49%, 12/07/24 .... 483 30
UG991206725UG, 29.49%, 12/07/24 .... 525 537
UG991222972UG, 29.49%, 12/07/24 .... 303 311
UG991244474UG, 29.49%, 12/07/24 .... 7 7
UG991252149UG, 29.49%, 12/07/24 .... 83 64
UG991403269UG, 29.49%, 12/07/24 .... 415 421
UG991405592UG, 29.49%, 12/07/24 .... 209 211
UG991309215UG, Zero Cpn, 12/08/24 ... 914 64
UG991359235UG, Zero Cpn, 12/08/24 ... 139 10
UG991391880UG, Zero Cpn, 12/08/24 ... 96 7
UG991223847UG, 14%, 12/08/24 ....... 74 74
UG991217779UG, 14.97%, 12/08/24 .... 4,917 5,019
UG991233663UG, 14.98%, 12/08/24 .... 202 207
UG991345394UG, 14.98%, 12/08/24 .... 473 482
UG991209407UG, 15%, 12/08/24 ....... 1,809 1,834
UG991241433UG, 15%, 12/08/24 ....... 208 15
UG991238380UG, 15.97%, 12/08/24 .... 265 31
UG991323004UG, 15.97%, 12/08/24 .... 256 259
UG991340673UG, 15.97%, 12/08/24 .... 615 627
UG991405894UG, 15.97%, 12/08/24 .... 1,670 1,697
UG991205065UG, 16.99%, 12/08/24 .... 11 11
UG991205558UG, 16.99%, 12/08/24 .... 359 366
UG991206337UG, 16.99%, 12/08/24 .... 420 426
UG991206750UG, 16.99%, 12/08/24 .... 519 519
UG991206979UG, 16.99%, 12/08/24 .... 3,969 4,029
UG991213394UG, 16.99%, 12/08/24 .... 510 517
UG991215999UG, 16.99%, 12/08/24 .... 4,087 4,113
UG991218331UG, 16.99%, 12/08/24 .... 1,864 1,902
UG991287220UG, 16.99%, 12/08/24 .... 277 283
UG991212387UG, 17.97%, 12/08/24 .... 5,709 5,826
UG991216549UG, 17.99%, 12/08/24 .... 1,265 1,289
UG991233872UG, 17.99%, 12/08/24 .... 185 186
UG991273817UG, 17.99%, 12/08/24 .... 33 33
UG991323155UG, 17.99%, 12/08/24 .... 194 42
UG991360888UG, 17.99%, 12/08/24 .... 271 274
UG991362465UG, 17.99%, 12/08/24 .... 1,344 1,341
UG991386259UG, 17.99%, 12/08/24 .... 376 379
UG991373551UG, 19.21%, 12/08/24 .... 5 5
UG991213249UG, 19.8%, 12/08/24 ..... 290 294
UG991215242UG, 19.8%, 12/08/24 ..... 858 859
UG991262025UG, 19.8%, 12/08/24 ..... 502 512
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991273011UG, 19.8%, 12/08/24 ...... $ 463 $ 473
UG991290022UG, 19.8%, 12/08/24 ..... 425 290
UG991207067UG, 19.99%, 12/08/24 .... 316 326
UG991208261UG, 19.99%, 12/08/24 .... 899 (7)
UG991210935UG, 19.99%, 12/08/24 .... 608 636
UG991214641UG, 19.99%, 12/08/24 .... 3,168 3,316
UG991216498UG, 19.99%, 12/08/24 .... 4,439 4,645
UG991275636UG, 19.99%, 12/08/24 .... 91 95
UG991341216UG, 19.99%, 12/08/24 .... 373 387
UG991361291UG, 19.99%, 12/08/24 .... 376 381
UG991412069UG, 19.99%, 12/08/24 .... 262 271
UG991213356UG, 20.46%, 12/08/24 .... 5 6
UG991297237UG, 20.46%, 12/08/24 .... 191 189
UG991358922UG, 20.46%, 12/08/24 .... 210 46
UG991259503UG, 21.46%, 12/08/24 .... 205 135
UG991343243UG, 21.46%, 12/08/24 .... 34 34
UG991345837UG, 21.46%, 12/08/24 .... 349 355
UG991350933UG, 21.46%, 12/08/24 .... 145 148
UG991223797UG, 22.97%, 12/08/24 .... 328 332
UG991260254UG, 22.97%, 12/08/24 .... 165 167
UG991203597UG, 28.98%, 12/08/24 .... 13 13
UG991203892UG, 28.98%, 12/08/24 .... 800 836
UG991210036UG, 28.98%, 12/08/24 .... 1,295 877
UG991214712UG, 28.98%, 12/08/24 .... 1,570 1,643
UG991217143UG, 28.98%, 12/08/24 .... 1,279 1,307
UG991217853UG, 28.98%, 12/08/24 .... 2,008 2,095
UG991220601UG, 28.98%, 12/08/24 .... 213 222
UG991226863UG, 28.98%, 12/08/24 .... 222 232
UG991245195UG, 28.98%, 12/08/24 .... 13 13
UG991246111UG, 28.98%, 12/08/24 ..... 16 16
UG991248557UG, 28.98%, 12/08/24 .... 85 88
UG991253023UG, 28.98%, 12/08/24 .... 29 29
UG991260535UG, 28.98%, 12/08/24 .... 156 37
UG991265277UG, 28.98%, 12/08/24 .... 125 126
UG991278212UG, 28.98%, 12/08/24 .... 740 773
UG991307338UG, 28.98%, 12/08/24 .... 74 74
UG991317659UG, 28.98%, 12/08/24 .... 97 101
UG991334924UG, 28.98%, 12/08/24 .... 1,009 1,054
UG991336471UG, 28.98%, 12/08/24 .... 184 186
UG991340573UG, 28.98%, 12/08/24 .... 1,309 1,368
UG991342598UG, 28.98%, 12/08/24 .... 106 110
UG991346915UG, 28.98%, 12/08/24 .... 169 175
UG991350123UG, 28.98%, 12/08/24 .... 204 214
UG991358361UG, 28.98%, 12/08/24 .... 143 149
UG991358554UG, 28.98%, 12/08/24 .... 132 138
UG991396086UG, 28.98%, 12/08/24 .... 116 120
UG991416236UG, 28.98%, 12/08/24 .... 89 90
UG991217222UG, 29.46%, 12/08/24 .... 702 187
UG991269532UG, 29.46%, 12/08/24 .... 134 98
UG991211572UG, 29.47%, 12/08/24 ..... 1,450 1,508
UG991216803UG, 29.47%, 12/08/24 .... 4,172 991
UG991210459UG, 29.48%, 12/08/24 .... 1,070 1,072
UG991214958UG, 29.48%, 12/08/24 .... 972 1,020
UG991216602UG, 29.48%, 12/08/24 .... 789 830
UG991203718UG, 29.49%, 12/08/24 .... 431 452
UG991203729UG, 29.49%, 12/08/24 .... 260 272
UG991204243UG, 29.49%, 12/08/24 .... 24 2
UG991207112UG, 29.49%, 12/08/24 ..... 132 136

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991208035UG, 29.49%, 12/08/24 .... $ 21 $ 21
UG991209636UG, 29.49%, 12/08/24 .... 2,148 521
UG991210195UG, 29.49%, 12/08/24 .... 1,787 1,889
UG991213079UG, 29.49%, 12/08/24 .... 1,105 1,169
UG991213273UG, 29.49%, 12/08/24 .... 51 52
UG991224169UG, 29.49%, 12/08/24 .... 1,339 1,405
UG991226532UG, 29.49%, 12/08/24 .... 9 9
UG991243673UG, 29.49%, 12/08/24 .... 353 108
UG991244332UG, 29.49%, 12/08/24 .... 191 196
UG991245178UG, 29.49%, 12/08/24 .... 579 609
UG991245469UG, 29.49%, 12/08/24 .... 96 12
UG991248866UG, 29.49%, 12/08/24 .... 423 444
UG991249125UG, 29.49%, 12/08/24 .... 44 45
UG991252807UG, 29.49%, 12/08/24 .... 361 375
UG991253841UG, 29.49%, 12/08/24 .... 64 4
UG991256872UG, 29.49%, 12/08/24 .... 111 (5)
UG991259595UG, 29.49%, 12/08/24 .... 242 251
UG991264409UG, 29.49%, 12/08/24 .... 671 666
UG991264825UG, 29.49%, 12/08/24 .... 156 158
UG991269323UG, 29.49%, 12/08/24 .... 47 48
UG991287259UG, 29.49%, 12/08/24 .... 108 113
UG991301956UG, 29.49%, 12/08/24 .... 65 68
UG991302601UG, 29.49%, 12/08/24 .... 128 131
UG991306169UG, 29.49%, 12/08/24 .... 34 34
UG991306739UG, 29.49%, 12/08/24 .... 1,317 (57)
UG991317879UG, 29.49%, 12/08/24 .... 325 340
UG991318654UG, 29.49%, 12/08/24 .... 96 100
UG991319283UG, 29.49%, 12/08/24 .... 45 46
UG991330842UG, 29.49%, 12/08/24 .... 4,125 4,273
UG991330975UG, 29.49%, 12/08/24 .... 360 261
UG991332591UG, 29.49%, 12/08/24 .... 321 338
UG991338386UG, 29.49%, 12/08/24 .... 26 26
UG991339390UG, 29.49%, 12/08/24 .... 545 383
UG991342288UG, 29.49%, 12/08/24 .... 203 208
UG991349015UG, 29.49%, 12/08/24 .... 716 747
UG991350999UG, 29.49%, 12/08/24 .... 67 (3)
UG991357406UG, 29.49%, 12/08/24 .... 44 15
UG991358257UG, 29.49%, 12/08/24 .... 132 139
UG991372313UG, 29.49%, 12/08/24 .... 110 7
UG991375119UG, 29.49%, 12/08/24 ..... 85 86
UG991377012UG, 29.49%, 12/08/24 .... 1,298 1,352
UG991391597UG, 29.49%, 12/08/24 .... 329 341
UG991410096UG, 29.49%, 12/08/24 .... 34 (1)
UG991412185UG, 29.49%, 12/08/24 .... 6 6
UG991416240UG, 29.49%, 12/08/24 .... 79 19
UG991426546UG, 29.49%, 12/08/24 .... 60 61
UG991433950UG, 29.49%, 12/08/24 .... 83 85
UG991440743UG, 29.49%, 12/08/24 .... 164 167
UG991433523UG, Zero Cpn, 12/09/24 ... 807 56
UG991311660UG, 14.98%, 12/09/24 ..... 1,994 1,991
UG991329494UG, 15.97%, 12/09/24 .... 236 235
UG991339753UG, 15.97%, 12/09/24 .... 70 69
UG991455537UG, 15.97%, 12/09/24 .... 77 77
UG991355729UG, 16.99%, 12/09/24 .... 177 176
UG991379877UG, 16.99%, 12/09/24 .... 23 23
UG991354689UG, 17.99%, 12/09/24 .... 318 318
UG991391034UG, 17.99%, 12/09/24 .... 37 37
UG991338916UG, 18.97%, 12/09/24 .... 466 463
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991405926UG, 18.97%, 12/09/24 .... $ 90 $ 89
UG991408506UG, 18.97%, 12/09/24 .... 2,304 2,287
UG991333702UG, 19.8%, 12/09/24 ..... 2,922 2,892
UG991341287UG, 20.46%, 12/09/24 .... 946 944
UG991355570UG, 20.46%, 12/09/24 .... 233 233
UG991370075UG, 20.97%, 12/09/24 .... 199 43
UG991329266UG, 23.95%, 12/09/24 .... 1,371 1,325
UG991303272UG, 28.98%, 12/09/24 .... 25 25
UG991311758UG, 28.98%, 12/09/24 ..... 137 137
UG991317869UG, 28.98%, 12/09/24 .... 39 39
UG991318049UG, 28.98%, 12/09/24 .... 21 22
UG991319463UG, 28.98%, 12/09/24 .... 231 235
UG991327625UG, 28.98%, 12/09/24 .... 103 105
UG991336814UG, 28.98%, 12/09/24 .... 1,113 1,113
UG991344560UG, 28.98%, 12/09/24 .... 191 194
UG991359328UG, 28.98%, 12/09/24 .... 688 158
UG991394745UG, 28.98%, 12/09/24 .... 409 414
UG991406002UG, 28.98%, 12/09/24 .... 134 135
UG991425673UG, 28.98%, 12/09/24 .... 278 282
UG991306319UG, 29.49%, 12/09/24 .... 25 6
UG991308780UG, 29.49%, 12/09/24 .... 94 97
UG991317613UG, 29.49%, 12/09/24 .... 146 148
UG991322433UG, 29.49%, 12/09/24 .... 264 268
UG991326331UG, 29.49%, 12/09/24 .... 125 128
UG991350590UG, 29.49%, 12/09/24 .... 69 69
UG991352448UG, 29.49%, 12/09/24 .... 88 89
UG991360411UG, 29.49%, 12/09/24 ..... 601 594
UG991367240UG, 29.49%, 12/09/24 .... 445 457
UG991393693UG, 29.49%, 12/09/24 .... 289 293
UG991400367UG, 29.49%, 12/09/24 .... 180 124
UG991407585UG, 29.49%, 12/09/24 .... 254 257
UG991421184UG, 29.49%, 12/09/24 ..... 206 47
UG991323212UG, Zero Cpn, 12/10/24 ... 785 54
UG991431700UG, Zero Cpn, 12/10/24 ... 267 18
UG991366767UG, 14.98%, 12/10/24 .... 289 287
UG991416701UG, 14.98%, 12/10/24 .... 3,656 3,633
UG991422733UG, 14.98%, 12/10/24 .... – –
UG991464314UG, 15%, 12/10/24 ....... 216 214
UG991354349UG, 15.99%, 12/10/24 .... 75 74
UG991441221UG, 16.99%, 12/10/24 .... 400 397
UG991339062UG, 17.99%, 12/10/24 .... 113 112
UG991372053UG, 17.99%, 12/10/24 .... 1,651 1,614
UG991402286UG, 17.99%, 12/10/24 .... 1,306 1,297
UG991323235UG, 18.97%, 12/10/24 .... 379 379
UG991330184UG, 19.21%, 12/10/24 .... 38 5
UG991338806UG, 19.21%, 12/10/24 .... 2,177 2,164
UG991368704UG, 19.8%, 12/10/24 ..... 530 526
UG991418713UG, 19.8%, 12/10/24 ..... 36 36
UG991323566UG, 19.99%, 12/10/24 .... 2,488 2,545
UG991391063UG, 19.99%, 12/10/24 .... 301 303
UG991418338UG, 19.99%, 12/10/24 .... 32 12
UG991310309UG, 21.46%, 12/10/24 .... 306 210
UG991334473UG, 21.46%, 12/10/24 .... 192 190
UG991369350UG, 21.46%, 12/10/24 .... 101 101
UG991302262UG, 28.98%, 12/10/24 .... 435 441
UG991302676UG, 28.98%, 12/10/24 .... 916 926
UG991308154UG, 28.98%, 12/10/24 .... 163 166
UG991308764UG, 28.98%, 12/10/24 .... 727 743

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991318295UG, 28.98%, 12/10/24 .... $ 192 $ 196
UG991326852UG, 28.98%, 12/10/24 .... 254 260
UG991333962UG, 28.98%, 12/10/24 .... 96 97
UG991360120UG, 28.98%, 12/10/24 .... 668 673
UG991366912UG, 28.98%, 12/10/24 .... 232 232
UG991408695UG, 28.98%, 12/10/24 .... 444 450
UG991421339UG, 28.98%, 12/10/24 .... 131 132
UG991448481UG, 28.98%, 12/10/24 .... 295 298
UG991299978UG, 29.49%, 12/10/24 .... 117 119
UG991300618UG, 29.49%, 12/10/24 .... 63 63
UG991312810UG, 29.49%, 12/10/24 .... 137 136
UG991314678UG, 29.49%, 12/10/24 .... 78 5
UG991314974UG, 29.49%, 12/10/24 .... 86 88
UG991331833UG, 29.49%, 12/10/24 .... 800 817
UG991334897UG, 29.49%, 12/10/24 .... 56 56
UG991397440UG, 29.49%, 12/10/24 .... 30 4
UG991397722UG, 29.49%, 12/10/24 .... 117 119
UG991398718UG, 29.49%, 12/10/24 .... 1,320 1,345
UG991406664UG, 29.49%, 12/10/24 .... 27 27
UG991407945UG, 29.49%, 12/10/24 .... 659 669
UG991409057UG, 29.49%, 12/10/24 .... 26 26
UG991423603UG, 29.49%, 12/10/24 .... 121 123
UG991453536UG, 29.49%, 12/10/24 .... 115 15
UG991447793UG, 14.98%, 12/11/24 ..... 547 544
UG991383476UG, 16.99%, 12/11/24 ..... 5,967 5,946
UG991421136UG, 17.99%, 12/11/24 ..... 85 83
UG991322847UG, 18.97%, 12/11/24 ..... 462 455
UG991309704UG, 19.21%, 12/11/24 ..... 505 503
UG991313630UG, 19.21%, 12/11/24 ..... 279 276
UG991359085UG, 19.21%, 12/11/24 ..... 623 622
UG991407432UG, 19.21%, 12/11/24 ..... 47 4
UG991299880UG, 19.8%, 12/11/24 ...... 253 252
UG991302424UG, 22.97%, 12/11/24 ..... 191 190
UG991331015UG, 22.97%, 12/11/24 ..... 159 159
UG991314763UG, 26.94%, 12/11/24 ..... 414 413
UG991299623UG, 28.98%, 12/11/24 ..... 305 312
UG991308149UG, 28.98%, 12/11/24 ..... 165 165
UG991336089UG, 28.98%, 12/11/24 ..... 24 24
UG991400497UG, 28.98%, 12/11/24 ..... 329 334
UG991403287UG, 28.98%, 12/11/24 ..... 13 12
UG991425034UG, 28.98%, 12/11/24 ..... 815 821
UG991299810UG, 29.49%, 12/11/24 ..... 133 136
UG991302355UG, 29.49%, 12/11/24 ..... 1,167 (52)
UG991315059UG, 29.49%, 12/11/24 ..... 96 97
UG991338982UG, 29.49%, 12/11/24 ..... 280 286
UG991389281UG, 29.49%, 12/11/24 ..... 61 48
UG991393007UG, 29.49%, 12/11/24 ..... 179 182
UG991423398UG, 29.49%, 12/11/24 ..... 31 31
UG991424582UG, 29.49%, 12/11/24 ..... 91 92
UG991426474UG, 29.49%, 12/11/24 ..... 298 304
UG991348928UG, Zero Cpn, 12/12/24 ... 3,417 236
UG991339855UG, 15.97%, 12/12/24 .... 373 372
UG991447662UG, 15.97%, 12/12/24 .... 734 730
UG991334534UG, 16.99%, 12/12/24 .... 179 179
UG991384624UG, 16.99%, 12/12/24 .... 51 51
UG991407635UG, 16.99%, 12/12/24 .... 617 616
UG991423157UG, 16.99%, 12/12/24 .... 519 515
UG991326016UG, 17.97%, 12/12/24 .... 1,311 1,309
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991302143UG, 17.99%, 12/12/24 .... $ 526 $ 524
UG991341778UG, 17.99%, 12/12/24 .... 561 560
UG991444022UG, 19.21%, 12/12/24 .... 487 483
UG991316447UG, 19.46%, 12/12/24 .... 1,406 1,402
UG991318223UG, 19.99%, 12/12/24 .... 127 130
UG991318950UG, 19.99%, 12/12/24 .... 250 256
UG991326142UG, 19.99%, 12/12/24 .... 56 56
UG991355935UG, 19.99%, 12/12/24 .... 15 15
UG991314252UG, 20.46%, 12/12/24 .... 634 633
UG991372402UG, 23.95%, 12/12/24 .... 18 18
UG991447468UG, 23.95%, 12/12/24 .... 958 948
UG991297454UG, 28.98%, 12/12/24 .... 75 77
UG991299959UG, 28.98%, 12/12/24 .... 103 105
UG991309891UG, 28.98%, 12/12/24 .... 95 98
UG991311852UG, 28.98%, 12/12/24 ..... 21 21
UG991312161UG, 28.98%, 12/12/24 .... 47 47
UG991315274UG, 28.98%, 12/12/24 .... 533 532
UG991335451UG, 28.98%, 12/12/24 .... 20 20
UG991345529UG, 28.98%, 12/12/24 .... 284 287
UG991397130UG, 28.98%, 12/12/24 .... 1,148 1,160
UG991428424UG, 28.98%, 12/12/24 .... 345 349
UG991434684UG, 28.98%, 12/12/24 .... 703 712
UG991406398UG, 29.48%, 12/12/24 .... 283 287
UG991300821UG, 29.49%, 12/12/24 .... 346 354
UG991300935UG, 29.49%, 12/12/24 .... 32 31
UG991304189UG, 29.49%, 12/12/24 .... 150 153
UG991305854UG, 29.49%, 12/12/24 .... 220 226
UG991309900UG, 29.49%, 12/12/24 .... 22 22
UG991312106UG, 29.49%, 12/12/24 .... 245 248
UG991324558UG, 29.49%, 12/12/24 .... 135 138
UG991335907UG, 29.49%, 12/12/24 .... 19 19
UG991345307UG, 29.49%, 12/12/24 .... 116 112
UG991360398UG, 29.49%, 12/12/24 .... 6 6
UG991387894UG, 29.49%, 12/12/24 .... 562 575
UG991398771UG, 29.49%, 12/12/24 .... 257 259
UG991399754UG, 29.49%, 12/12/24 .... 127 128
UG991404235UG, 29.49%, 12/12/24 .... 148 103
UG991405158UG, 29.49%, 12/12/24 .... 162 162
UG991405712UG, 29.49%, 12/12/24 .... 112 112
UG991406536UG, 29.49%, 12/12/24 .... 224 223
UG991408740UG, 29.49%, 12/12/24 .... 54 16
UG991424612UG, 29.49%, 12/12/24 .... 153 155
UG991431493UG, 29.49%, 12/12/24 .... 1,705 1,723
UG991444573UG, 29.49%, 12/12/24 .... 176 171
UG991360722UG, Zero Cpn, 12/13/24 ... 162 11
UG991390998UG, Zero Cpn, 12/13/24 ... 227 16
UG991248124UG, 14.98%, 12/13/24 .... 134 136
UG991302421UG, 14.98%, 12/13/24 .... 2,299 2,350
UG991308466UG, 15%, 12/13/24 ....... 263 261
UG991349605UG, 15%, 12/13/24 ....... 206 203
UG991319523UG, 15.97%, 12/13/24 .... 113 21
UG991384387UG, 15.97%, 12/13/24 .... 670 667
UG991417112UG, 15.97%, 12/13/24 ..... 5,520 5,514
UG991309513UG, 16.99%, 12/13/24 .... 879 869
UG991379195UG, 16.99%, 12/13/24 .... 2,047 2,045
UG991307518UG, 17.99%, 12/13/24 .... 824 823
UG991341019UG, 17.99%, 12/13/24 .... 530 524
UG991350142UG, 17.99%, 12/13/24 .... 734 733

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991298164UG, 18.97%, 12/13/24 .... $ 1,803 $ 1,789
UG991440734UG, 18.97%, 12/13/24 .... 171 170
UG991329812UG, 19.21%, 12/13/24 .... 705 704
UG991340458UG, 19.21%, 12/13/24 .... 1,443 1,441
UG991346666UG, 19.21%, 12/13/24 .... 188 188
UG991361774UG, 19.8%, 12/13/24 ..... 58 57
UG991451736UG, 19.8%, 12/13/24 ..... 1,047 1,061
UG991331713UG, 19.99%, 12/13/24 .... 122 123
UG991343301UG, 19.99%, 12/13/24 .... 599 607
UG991248643UG, 20.46%, 12/13/24 .... 38 38
UG991373941UG, 20.46%, 12/13/24 .... 352 351
UG991375502UG, 20.46%, 12/13/24 .... 170 168
UG991296644UG, 20.97%, 12/13/24 .... 797 814
UG991345917UG, 21.46%, 12/13/24 .... 792 791
UG991389712UG, 22.95%, 12/13/24 .... 82 81
UG991280725UG, 22.97%, 12/13/24 .... 428 (6)
UG991242346UG, 24.95%, 12/13/24 .... 243 237
UG991340452UG, 24.95%, 12/13/24 .... 84 82
UG991303511UG, 28.98%, 12/13/24 ..... 68 69
UG991303612UG, 28.98%, 12/13/24 .... 264 270
UG991313210UG, 28.98%, 12/13/24 .... 261 266
UG991331886UG, 28.98%, 12/13/24 .... 1,520 1,554
UG991346962UG, 28.98%, 12/13/24 .... 132 135
UG991347766UG, 28.98%, 12/13/24 .... 164 166
UG991356130UG, 28.98%, 12/13/24 .... 41 41
UG991357803UG, 28.98%, 12/13/24 .... 279 285
UG991364308UG, 28.98%, 12/13/24 .... 242 247
UG991367977UG, 28.98%, 12/13/24 .... 223 226
UG991388005UG, 28.98%, 12/13/24 .... 74 74
UG991391691UG, 28.98%, 12/13/24 .... 1,309 1,338
UG991411685UG, 28.98%, 12/13/24 ..... 474 480
UG991438351UG, 28.98%, 12/13/24 .... 729 47
UG991448530UG, 28.98%, 12/13/24 .... 46 14
UG991310090UG, 29.49%, 12/13/24 .... 306 313
UG991312918UG, 29.49%, 12/13/24 .... 184 188
UG991319761UG, 29.49%, 12/13/24 .... 308 317
UG991324789UG, 29.49%, 12/13/24 .... 338 44
UG991334231UG, 29.49%, 12/13/24 .... 701 712
UG991334276UG, 29.49%, 12/13/24 .... 145 145
UG991347765UG, 29.49%, 12/13/24 .... 767 184
UG991358773UG, 29.49%, 12/13/24 .... 1,385 95
UG991389357UG, 29.49%, 12/13/24 .... 167 22
UG991405634UG, 29.49%, 12/13/24 .... 147 19
UG991408790UG, 29.49%, 12/13/24 .... 51 52
UG991455137UG, 29.49%, 12/13/24 .... 283 281
UG991455918UG, 29.49%, 12/13/24 .... 526 534
UG991275626UG, 14.98%, 12/14/24 .... 69 69
UG991249792UG, 15.97%, 12/14/24 .... 4,744 4,724
UG991254435UG, 15.97%, 12/14/24 .... 405 403
UG991342819UG, 15.97%, 12/14/24 .... 2 2
UG991258056UG, 16.99%, 12/14/24 .... 262 261
UG991248746UG, 17.99%, 12/14/24 .... 303 302
UG991324331UG, 17.99%, 12/14/24 .... 336 340
UG991249707UG, 19.8%, 12/14/24 ..... 4,741 4,843
UG991378826UG, Zero Cpn, 12/15/24 ... 265 19
UG991267867UG, 14.98%, 12/15/24 .... 6,147 6,286
UG991305580UG, 14.98%, 12/15/24 .... 224 227
UG991375848UG, 14.98%, 12/15/24 .... 206 211
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991392911UG, 14.98%, 12/15/24 ..... $ 99 $ 98
UG991274754UG, 15.97%, 12/15/24 .... 3,956 4,044
UG991284084UG, 15.97%, 12/15/24 .... 784 802
UG991289456UG, 15.97%, 12/15/24 .... 484 482
UG991330128UG, 15.97%, 12/15/24 .... 15 15
UG991481298UG, 15.97%, 12/15/24 .... 162 161
UG991484132UG, 15.97%, 12/15/24 .... 2,170 2,159
UG991255967UG, 16.99%, 12/15/24 .... 706 721
UG991265175UG, 16.99%, 12/15/24 .... 438 436
UG991272143UG, 16.99%, 12/15/24 .... 116 26
UG991276679UG, 16.99%, 12/15/24 .... 711 721
UG991371940UG, 16.99%, 12/15/24 .... 498 505
UG991256520UG, 17.99%, 12/15/24 .... 277 283
UG991290002UG, 17.99%, 12/15/24 .... 147 150
UG991341386UG, 17.99%, 12/15/24 .... 1,553 1,587
UG991399127UG, 17.99%, 12/15/24 .... 621 635
UG991425011UG, 17.99%, 12/15/24 ..... 172 175
UG991447470UG, 17.99%, 12/15/24 .... 310 315
UG991447659UG, 17.99%, 12/15/24 .... 2,059 2,073
UG991286797UG, 18.8%, 12/15/24 ..... 61 62
UG991383149UG, 18.97%, 12/15/24 .... 771 788
UG991405120UG, 18.97%, 12/15/24 .... 476 487
UG991256556UG, 19.21%, 12/15/24 .... 1,989 1,948
UG991311986UG, 19.21%, 12/15/24 ..... 23 23
UG991313442UG, 19.21%, 12/15/24 .... 112 114
UG991484626UG, 19.21%, 12/15/24 .... 1,680 1,697
UG991409003UG, 19.8%, 12/15/24 ..... 200 205
UG991454535UG, 20.46%, 12/15/24 .... 1 1
UG991296368UG, 20.97%, 12/15/24 .... 50 50
UG991341925UG, 20.97%, 12/15/24 .... 235 239
UG991359143UG, 20.97%, 12/15/24 .... 237 161
UG991415618UG, 20.97%, 12/15/24 .... 362 370
UG991256653UG, 21.46%, 12/15/24 .... 204 209
UG991407709UG, 21.46%, 12/15/24 .... 562 (6)
UG991258541UG, 21.98%, 12/15/24 .... 2,839 2,889
UG991395285UG, 21.98%, 12/15/24 .... 122 124
UG991259405UG, 22.97%, 12/15/24 .... 1,097 1,093
UG991296657UG, 23.95%, 12/15/24 .... 416 417
UG991351707UG, Zero Cpn, 12/16/24 ... 50 4
UG991272449UG, 14.98%, 12/16/24 .... 264 264
UG991307103UG, 14.98%, 12/16/24 .... 429 422
UG991418120UG, 14.98%, 12/16/24 .... 168 105
UG991478310UG, 14.98%, 12/16/24 .... 182 181
UG991298521UG, 15%, 12/16/24 ....... 58 58
UG991375810UG, 15%, 12/16/24 ....... 78 78
UG991391018UG, 15%, 12/16/24 ....... 611 611
UG991433211UG, 15%, 12/16/24 ....... 14 15
UG991263041UG, 15.97%, 12/16/24 .... 208 207
UG991286205UG, 15.97%, 12/16/24 .... 4,582 4,567
UG991350536UG, 15.97%, 12/16/24 .... 6 6
UG991352797UG, 15.97%, 12/16/24 .... 921 920
UG991440360UG, 15.97%, 12/16/24 .... 640 639
UG991260873UG, 16.99%, 12/16/24 .... 809 809
UG991260935UG, 16.99%, 12/16/24 .... 430 430
UG991263408UG, 16.99%, 12/16/24 .... 474 471
UG991298844UG, 16.99%, 12/16/24 .... 643 639
UG991312007UG, 16.99%, 12/16/24 .... 124 9
UG991331384UG, 16.99%, 12/16/24 .... 621 620

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991381398UG, 16.99%, 12/16/24 .... $ 928 $ 928
UG991428763UG, 16.99%, 12/16/24 .... 8 8
UG991481672UG, 16.99%, 12/16/24 .... 340 338
UG991265216UG, 17.97%, 12/16/24 .... 10 10
UG991263277UG, 17.99%, 12/16/24 .... 603 603
UG991274621UG, 17.99%, 12/16/24 .... 29 29
UG991282278UG, 17.99%, 12/16/24 .... 296 294
UG991291197UG, 17.99%, 12/16/24 ..... 1,614 1,610
UG991423168UG, 17.99%, 12/16/24 .... 711 706
UG991283562UG, 18.97%, 12/16/24 .... 88 87
UG991288835UG, 18.97%, 12/16/24 .... 577 576
UG991339363UG, 21.46%, 12/16/24 .... 131 130
UG991279499UG, 21.98%, 12/16/24 .... 281 281
UG991324832UG, 21.98%, 12/16/24 .... 179 177
UG991515407UG, 21.98%, 12/16/24 .... 189 188
UG991513641UG, 23.95%, 12/16/24 .... 252 249
UG991284857UG, Zero Cpn, 12/17/24 ... 217 15
UG991320351UG, Zero Cpn, 12/17/24 ... 312 21
UG991300115UG, 14.97%, 12/17/24 ..... 1,530 173
UG991270332UG, 14.98%, 12/17/24 .... 294 294
UG991398838UG, 14.98%, 12/17/24 .... 1,834 1,834
UG991309883UG, 15%, 12/17/24 ....... 210 209
UG991366785UG, 15%, 12/17/24 ....... 58 58
UG991473570UG, 15%, 12/17/24 ....... 234 234
UG991333878UG, 15.97%, 12/17/24 .... 2,520 2,483
UG991471407UG, 15.97%, 12/17/24 .... 118 79
UG991515245UG, 15.97%, 12/17/24 .... 485 483
UG991517884UG, 15.97%, 12/17/24 .... 175 173
UG991289176UG, 16.99%, 12/17/24 .... 2,682 2,669
UG991303485UG, 16.99%, 12/17/24 .... 153 153
UG991304516UG, 16.99%, 12/17/24 .... 1,135 1,135
UG991313589UG, 16.99%, 12/17/24 .... 1,077 1,071
UG991385756UG, 16.99%, 12/17/24 .... 918 918
UG991415822UG, 16.99%, 12/17/24 .... 796 795
UG991427457UG, 16.99%, 12/17/24 .... 74 74
UG991438848UG, 16.99%, 12/17/24 .... 3,772 3,708
UG991289039UG, 17.99%, 12/17/24 .... 443 443
UG991301102UG, 17.99%, 12/17/24 ..... 126 126
UG991399977UG, 17.99%, 12/17/24 .... 932 929
UG991401151UG, 17.99%, 12/17/24 ..... – –
UG991472819UG, 17.99%, 12/17/24 .... 565 553
UG991271752UG, 18.97%, 12/17/24 .... 97 97
UG991275357UG, 18.97%, 12/17/24 .... 518 516
UG991447451UG, 18.97%, 12/17/24 .... 38 38
UG991451584UG, 18.97%, 12/17/24 .... 651 648
UG991319714UG, 19.21%, 12/17/24 .... 136 135
UG991368537UG, 19.21%, 12/17/24 .... 103 103
UG991390886UG, 19.21%, 12/17/24 .... 313 312
UG991416998UG, 19.21%, 12/17/24 .... 370 370
UG991425383UG, 19.21%, 12/17/24 .... 169 169
UG991345459UG, 19.8%, 12/17/24 ..... 1,418 102
UG991370788UG, 19.8%, 12/17/24 ..... 1,677 1,673
UG991382959UG, 19.8%, 12/17/24 ..... 66 65
UG991407951UG, 19.8%, 12/17/24 ..... 658 655
UG991523409UG, 19.8%, 12/17/24 ..... 9,376 665
UG991278450UG, 20.46%, 12/17/24 .... 163 163
UG991488102UG, 20.46%, 12/17/24 .... 504 500
UG991497562UG, 20.46%, 12/17/24 .... 1 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991274898UG, 20.97%, 12/17/24 .... $ 404 $ 403
UG991276358UG, 20.97%, 12/17/24 .... 2,989 2,932
UG991279256UG, 20.97%, 12/17/24 .... 123 123
UG991382185UG, 21.46%, 12/17/24 .... 42 41
UG991437221UG, 21.46%, 12/17/24 .... 698 693
UG991426127UG, 21.98%, 12/17/24 .... 161 161
UG991499186UG, 21.98%, 12/17/24 .... 244 241
UG991369836UG, 22.97%, 12/17/24 .... 248 246
UG991283131UG, Zero Cpn, 12/18/24 ... 342 24
UG991291065UG, Zero Cpn, 12/18/24 ... 231 16
UG991292756UG, Zero Cpn, 12/18/24 ... 408 28
UG991279257UG, 14%, 12/18/24 ....... 296 296
UG991358540UG, 14.98%, 12/18/24 .... 531 531
UG991471788UG, 14.98%, 12/18/24 .... 340 339
UG991525181UG, 14.98%, 12/18/24 .... 56 56
UG991375440UG, 15.97%, 12/18/24 .... 12 12
UG991449829UG, 15.97%, 12/18/24 .... 70 70
UG991284992UG, 15.99%, 12/18/24 .... 630 630
UG991298134UG, 15.99%, 12/18/24 .... 302 301
UG991374578UG, 16.99%, 12/18/24 .... 129 129
UG991440813UG, 16.99%, 12/18/24 .... 327 325
UG991507545UG, 16.99%, 12/18/24 .... 194 193
UG991280230UG, 17.99%, 12/18/24 .... 141 140
UG991284677UG, 17.99%, 12/18/24 .... 77 77
UG991287433UG, 17.99%, 12/18/24 .... 638 78
UG991322304UG, 17.99%, 12/18/24 .... 305 305
UG991329588UG, 17.99%, 12/18/24 .... 1,117 1,117
UG991343423UG, 17.99%, 12/18/24 .... 1,086 1,086
UG991478169UG, 17.99%, 12/18/24 .... 4,026 4,005
UG991493847UG, 17.99%, 12/18/24 .... 843 514
UG991517094UG, 17.99%, 12/18/24 .... 104 103
UG991362772UG, 18.97%, 12/18/24 .... 1,883 1,867
UG991290938UG, 19.21%, 12/18/24 .... 1,788 1,783
UG991340064UG, 19.21%, 12/18/24 .... 150 148
UG991353959UG, 19.21%, 12/18/24 .... 327 (1)
UG991362195UG, 19.21%, 12/18/24 .... 171 170
UG991408472UG, 19.21%, 12/18/24 .... 274 272
UG991289268UG, 19.8%, 12/18/24 ..... 26 26
UG991355888UG, 20.46%, 12/18/24 .... 2,807 2,783
UG991279501UG, 20.97%, 12/18/24 .... 707 706
UG991283292UG, 21.46%, 12/18/24 .... 509 495
UG991286343UG, 21.46%, 12/18/24 .... 1,496 1,495
UG991286922UG, 21.46%, 12/18/24 .... 465 454
UG991289340UG, 21.46%, 12/18/24 .... 231 231
UG991300398UG, 23.95%, 12/18/24 .... 401 391
UG991316123UG, 23.95%, 12/18/24 .... 433 433
UG991287107UG, 14.98%, 12/19/24 .... 283 282
UG991344193UG, 14.98%, 12/19/24 .... 2 2
UG991431975UG, 14.98%, 12/19/24 .... 332 331
UG991340137UG, 15%, 12/19/24 ....... 126 102
UG991418698UG, 15%, 12/19/24 ....... 76 62
UG991339453UG, 15.97%, 12/19/24 .... 179 179
UG991446289UG, 15.97%, 12/19/24 .... 458 458
UG991511356UG, 15.97%, 12/19/24 ..... 568 565
UG991289920UG, 16.99%, 12/19/24 .... 327 327
UG991351714UG, 16.99%, 12/19/24 .... 1,082 1,079
UG991489325UG, 16.99%, 12/19/24 .... 124 81
UG991349861UG, 17.99%, 12/19/24 .... 16 3

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991437838UG, 17.99%, 12/19/24 .... $ 4,660 $ 4,660
UG991469894UG, 17.99%, 12/19/24 .... 267 265
UG991348742UG, 18.97%, 12/19/24 .... 112 112
UG991493639UG, 18.97%, 12/19/24 .... 364 362
UG991319900UG, 19.21%, 12/19/24 .... 246 246
UG991329516UG, 19.8%, 12/19/24 ..... 247 243
UG991502273UG, 19.8%, 12/19/24 ..... 47 47
UG991454147UG, 20.46%, 12/19/24 .... 96 96
UG991533128UG, 20.46%, 12/19/24 .... 625 621
UG991395795UG, 20.97%, 12/19/24 .... 832 812
UG991312216UG, 21.46%, 12/19/24 .... 67 66
UG991382866UG, 21.46%, 12/19/24 .... 530 524
UG991294927UG, 21.98%, 12/19/24 .... 344 342
UG991316528UG, Zero Cpn, 12/20/24 ... 622 43
UG991327245UG, Zero Cpn, 12/20/24 ... 312 22
UG991330064UG, Zero Cpn, 12/20/24 ... 117 8
UG991380031UG, Zero Cpn, 12/20/24 ... 320 22
UG991386835UG, Zero Cpn, 12/20/24 ... – –
UG991328367UG, 14.98%, 12/20/24 .... 223 222
UG991296195UG, 15%, 12/20/24 ....... 501 502
UG991308970UG, 15%, 12/20/24 ....... 27 26
UG991333020UG, 15%, 12/20/24 ....... 1,106 1,106
UG991380303UG, 15%, 12/20/24 ....... 796 797
UG991295998UG, 15.97%, 12/20/24 .... 245 245
UG991348628UG, 15.97%, 12/20/24 .... 723 724
UG991365579UG, 15.97%, 12/20/24 .... 1,892 1,892
UG991375709UG, 15.97%, 12/20/24 .... 212 213
UG991457206UG, 15.97%, 12/20/24 .... 919 919
UG991463713UG, 15.97%, 12/20/24 .... 235 232
UG991504029UG, 15.97%, 12/20/24 .... 612 609
UG991303719UG, 16.47%, 12/20/24 .... 216 216
UG991303599UG, 16.99%, 12/20/24 .... 1,316 1,317
UG991310742UG, 16.99%, 12/20/24 .... 184 183
UG991350184UG, 16.99%, 12/20/24 .... 438 437
UG991371806UG, 16.99%, 12/20/24 .... 1,231 1,232
UG991423752UG, 16.99%, 12/20/24 .... 152 150
UG991440844UG, 16.99%, 12/20/24 .... 3,756 3,750
UG991458324UG, 16.99%, 12/20/24 .... 482 482
UG991521970UG, 16.99%, 12/20/24 .... 124 123
UG991298267UG, 17.97%, 12/20/24 .... 652 651
UG991304140UG, 17.99%, 12/20/24 .... 269 269
UG991346525UG, 17.99%, 12/20/24 .... 937 938
UG991349664UG, 17.99%, 12/20/24 .... 167 167
UG991512531UG, 17.99%, 12/20/24 .... 84 84
UG991515123UG, 17.99%, 12/20/24 .... 1,238 1,231
UG991311525UG, 18.97%, 12/20/24 ..... 639 637
UG991332300UG, 18.97%, 12/20/24 .... 851 62
UG991372915UG, 18.97%, 12/20/24 .... 11 11
UG991381262UG, 18.97%, 12/20/24 .... 107 107
UG991422168UG, 19.21%, 12/20/24 .... 4,237 4,204
UG991425928UG, 19.46%, 12/20/24 .... 110 110
UG991305111UG, 19.8%, 12/20/24 ...... 1,148 1,145
UG991309911UG, 19.8%, 12/20/24 ...... 1,209 1,200
UG991329135UG, 19.8%, 12/20/24 ..... 6,776 6,740
UG991331225UG, 19.8%, 12/20/24 ..... 151 10
UG991415873UG, 19.8%, 12/20/24 ..... 1,435 1,424
UG991340100UG, 20.46%, 12/20/24 .... 6,345 6,348
UG991399925UG, 20.46%, 12/20/24 .... 316 316
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991518437UG, 20.46%, 12/20/24 .... $ 238 $ 237
UG991305036UG, 21.46%, 12/20/24 .... 234 29
UG991352757UG, 21.46%, 12/20/24 .... 188 189
UG991390941UG, 21.46%, 12/20/24 .... 2,276 1,454
UG991526785UG, 21.46%, 12/20/24 .... 313 310
UG991438242UG, 15.97%, 12/21/24 .... 244 244
UG991484651UG, 16.99%, 12/21/24 .... 192 164
UG991495192UG, 16.99%, 12/21/24 .... 1,541 1,533
UG991505343UG, 17.99%, 12/21/24 .... 248 247
UG991472171UG, 18.97%, 12/21/24 .... 2 2
UG991495748UG, 19.8%, 12/21/24 ..... 925 919
UG991520646UG, 19.8%, 12/21/24 ..... 81 81
UG991459030UG, 21.46%, 12/21/24 .... 1,157 1,158
UG991520568UG, 21.98%, 12/21/24 .... 126 125
UG991039478UG, 16.99%, 1/09/25 ..... 1,117 1,137
UG991031280UG, 28.98%, 1/09/25 ..... 119 124
UG991071633UG, 29.49%, 1/09/25 ..... 341 269
UG991035315UG, Zero Cpn, 1/10/25 .... 1,628 113
UG991122835UG, 29.49%, 1/20/25 ...... 1,360 1,013
UG991130487UG, Zero Cpn, 1/21/25 .... 871 59
UG991112802UG, 28.98%, 1/22/25 ...... 790 829
UG991210095UG, 29.49%, 1/22/25 ..... – –
UG991268849UG, 18.97%, 1/26/25 ..... 191 45
UG991194975UG, 29.49%, 1/29/25 ...... 109 79
UG991338381UG, 16.99%, 2/09/25 ..... 366 360
UG991037811UG, 19.8%, 2/10/25 ...... 611 423
UG991258967UG, 21.97%, 2/16/25 ..... 345 245
UG991086704UG, 19.8%, 2/17/25 ...... 180 127
UG991103497UG, 29.47%, 2/18/25 ...... 810 609
UG991128102UG, 29.49%, 2/19/25 ...... 72 54
UG991207072UG, 29.49%, 3/15/25 ..... 84 60
UG991098880UG, 29.47%, 3/18/25 ..... 1,072 755
UG991169188UG, 29.49%, 3/23/25 ...... 596 422
UG991356417UG, 29.49%, 4/05/25 ..... 204 149
UG991215163UG, 19.8%, 4/15/25 ...... 663 457
UG991295104UG, 26.94%, 4/20/25 ..... 100 70
UG991115841UG, 29.49%, 4/21/25 ...... 977 697
UG991341537UG, 19.8%, 5/09/25 ...... 995 678
UG991169822UG, 29.49%, 5/17/25 ...... 701 518
UG991119119UG, 29.49%, 5/23/25 ...... 190 141
UG991155193UG, 28.98%, 5/26/25 ...... 223 157
UG991228476UG, 28.98%, 5/29/25 ..... 1,139 793
UG991074648UG, 29.49%, 6/09/25 ..... 1,507 1,080
UG991263708UG, 28.98%, 6/18/25 ..... 83 57
UG991131037UG, 21.46%, 7/08/25 ...... 453 306
UG991293334UG, 16.99%, 7/13/25 ..... 2,994 1,955
UG991258611UG, 21.98%, 7/14/25 ...... 2,186 1,462
UG991178650UG, 28.98%, 7/19/25 ...... 404 279
UG991218283UG, 14.98%, 7/27/25 ..... 3,941 2,574
UG991300215UG, 21.46%, 8/08/25 ..... 143 94
UG991069918UG, 19.99%, 8/16/25 ..... 466 317
UG991168160UG, 21.46%, 8/16/25 ...... 299 202
UG991130981UG, 29.49%, 8/17/25 ...... 105 73
UG991523565UG, 16.99%, 8/18/25 ..... 1,508 965
UG991169068UG, 28.98%, 8/19/25 ...... 763 515
UG991239388UG, 29.49%, 8/21/25 ..... 188 136
UG991316696UG, 28.98%, 8/23/25 ..... 87 63
UG991054142UG, 19.8%, 9/11/25 ...... 104 66

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991231640UG, 28.98%, 9/17/25 ..... $ 383 $ 258
UG991134257UG, 29.49%, 9/21/25 ...... 3,864 2,701
UG991033157UG, 22.97%, 12/09/25 .... 1,339 863
UG991153454UG, 19.99%, 12/27/25 ..... 252 165
UG991257232UG, 28.98%, 12/28/25 .... 319 209
UG991055984UG, 28.98%, 1/09/26 ..... 109 82
UG991232899UG, 29.49%, 1/16/26 ..... 581 367
UG991110203UG, 29.49%, 1/19/26 ...... 195 128
UG991120820UG, 29.49%, 1/21/26 ...... 812 540
UG991116103UG, 29.49%, 2/23/26 ...... 162 116
UG991266262UG, 19.8%, 3/16/26 ...... 1,305 792
UG991068855UG, 25.94%, 4/16/26 ..... 243 150
UG991155546UG, 28.98%, 5/27/26 ...... 351 238
UG991020944UG, 15.99%, 11/08/26 ..... 3,180 3,204
UG991034634UG, 16.99%, 11/08/26 ..... 1,398 5
UG991074802UG, 22.36%, 11/11/26 ..... 7,173 7,419
UG991130326UG, 22.36%, 11/11/26 ..... 561 109
UG991215907UG, 16.99%, 11/12/26 ..... 1,587 1,596
UG991108685UG, 18.98%, 11/13/26 ..... 1,057 (1)
UG991164893UG, 19.99%, 11/15/26 ..... 99 98
UG991087378UG, 21.36%, 11/15/26 ..... 654 666
UG991415270UG, 16.99%, 12/06/26 .... 460 474
UG991226691UG, 15.99%, 12/09/26 .... 269 280
UG991249712UG, 15.99%, 12/09/26 .... 3,359 3,465
UG991213502UG, 16.99%, 12/09/26 .... 1,760 8
UG991356469UG, 16.99%, 12/10/26 .... 164 162
UG991265247UG, 16.99%, 12/12/26 .... 434 447
UG991359359UG, 15.99%, 12/14/26 .... 739 760
UG991467528UG, 15.99%, 12/14/26 .... 442 454
UG991258909UG, 16.99%, 12/14/26 .... 934 957
UG991280209UG, 16.99%, 12/14/26 .... 2,217 2,306
UG991292205UG, 18.98%, 12/14/26 .... 940 (1)
UG991489034UG, Zero Cpn, 12/15/26 ... 301 21
UG991469109UG, 18.98%, 12/15/26 .... 726 729
UG991263485UG, 16.99%, 12/16/26 .... – –
UG991326633UG, 21.99%, 12/19/26 .... 721 688
UG991389147UG, 22.36%, 12/19/26 .... 183 183
UG991049842UG, Zero Cpn, 9/09/27 .... – –
UG991274620UG, Zero Cpn, 9/16/27 .... 7 1
UG991060314UG, 28.98%, 10/09/27 .... – –
UG991491868UG, 14.48%, 10/12/27 .... – –
UG991354178UG, 21.46%, 10/12/27 .... 8 (1)
UG991211325UG, Zero Cpn, 10/17/27 ... 11 1
UG991100240UG, Zero Cpn, 10/20/27 ... – –
UG991162927UG, Zero Cpn, 10/20/27 ... – –
UG991153925UG, Zero Cpn, 10/21/27 ... – –
UG991152323UG, Zero Cpn, 10/27/27 ... – –
UG991194262UG, Zero Cpn, 10/29/27 ... – –
UG991352807UG, 29.49%, 10/30/27 .... – –
UG991077060UG, Zero Cpn, 11/09/27 ... 1 –
UG991125001UG, 20.47%, 11/15/27 ..... 4 –
UG991193230UG, Zero Cpn, 11/17/27 ... – –
UG991234997UG, Zero Cpn, 11/18/27 ... 17 1
UG991480124UG, 15.97%, 11/18/27 ..... – –
UG991139016UG, 28.48%, 11/19/27 ..... – –
UG991136012UG, 29.48%, 11/20/27 ..... 3 –
UG991122786UG, 29.49%, 11/20/27 ..... – –
UG991295344UG, 28.98%, 11/21/27 ..... 11 –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991162286UG, 29.49%, 11/21/27 ..... $ – $ –
UG991316297UG, 29.49%, 11/22/27 ..... – –
UG991163966UG, 28.98%, 11/23/27 ..... – –
UG991148029UG, 29.49%, 11/25/27 ..... – –
UG991220521UG, 21.46%, 11/26/27 ..... – –
UG991212602UG, 20.97%, 11/29/27 ..... – –
UG991343151UG, Zero Cpn, 12/05/27 ... 7 1
UG991317515UG, 21.46%, 12/08/27 .... – –
UG991046494UG, 29.49%, 12/09/27 .... – –
UG991185958UG, Zero Cpn, 12/14/27 ... 2 –
UG991515439UG, 16.99%, 12/15/27 .... – –
UG991264523UG, Zero Cpn, 12/16/27 ... 1 –
UG991070597UG, 29.49%, 12/16/27 .... – –
UG991098885UG, Zero Cpn, 12/17/27 ... 5 1
UG991158169UG, Zero Cpn, 12/17/27 ... 5 –
UG991225720UG, Zero Cpn, 12/17/27 ... 4 –
UG991139342UG, 29.49%, 12/17/27 ..... – –
UG991263434UG, Zero Cpn, 12/18/27 ... – –
UG991115984UG, 29.48%, 12/18/27 ..... – –
UG991288317UG, Zero Cpn, 12/19/27 ... 14 1
UG991100486UG, 28.48%, 12/19/27 ..... – –
UG991201781UG, 29.49%, 12/19/27 .... 4 1
UG991132867UG, Zero Cpn, 12/25/27 ... 2 –
UG991193364UG, 17.99%, 12/25/27 ..... – –
UG991009159UG, 20.46%, 1/06/28 ..... – –
UG991137879UG, 29.49%, 1/09/28 ...... – –
UG991250222UG, 28.98%, 1/14/28 ..... – –
UG991151700UG, 29.49%, 1/17/28 ...... – –
UG991255805UG, 29.49%, 1/17/28 ..... – –
UG991143037UG, 19.99%, 1/19/28 ...... – –
UG991108360UG, Zero Cpn, 1/20/28 .... 3 –
UG991298103UG, 19.96%, 1/22/28 ..... – –
UG991181078UG, 18.97%, 1/27/28 ...... 2 –
UG991038892UG, Zero Cpn, 2/09/28 .... – –
UG991130691UG, 21.46%, 2/10/28 ...... 5 –
UG991098433UG, 20.47%, 2/12/28 ..... – –
UG991261757UG, 28.98%, 2/15/28 ..... – –
UG991165953UG, Zero Cpn, 2/17/28 .... 18 1
UG991098698UG, 29.49%, 2/17/28 ..... – –
UG991188090UG, Zero Cpn, 2/19/28 .... 16 1
UG991106442UG, Zero Cpn, 2/21/28 .... 14 1
UG991116922UG, 29.49%, 2/22/28 ...... 4 –
UG991136443UG, 29.49%, 2/22/28 ...... 1 1
UG991140034UG, 20.46%, 2/24/28 ...... – –
UG991171646UG, Zero Cpn, 2/27/28 .... 35 2
UG991368032UG, Zero Cpn, 2/27/28 .... 20 2
UG991363340UG, 29.49%, 2/28/28 ..... 20 4
UG991379172UG, 29.49%, 2/28/28 ..... – –
UG991076067UG, 21.46%, 3/11/28 ...... 6 6
UG991039523UG, 25.95%, 3/11/28 ...... 4 1
UG991060869UG, 20.97%, 3/12/28 ..... 15 14
UG991121031UG, 29.49%, 3/17/28 ...... – –
UG991291019UG, 29.49%, 3/18/28 ..... 3 2
UG991102712UG, Zero Cpn, 3/20/28 .... 24 2
UG991123749UG, 28.48%, 3/20/28 ...... – –
UG991105467UG, 29.49%, 3/20/28 ...... 13 –
UG991113893UG, 19.99%, 3/21/28 ...... 5 –
UG991124071UG, 29.49%, 3/22/28 ...... – –

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
UG991209298UG, 29.49%, 3/22/28 ..... $ – $ –
UG991196097UG, 29.49%, 3/23/28 ...... 9 9
UG991150477UG, 19.8%, 3/26/28 ...... 7 –
UG991342123UG, 21.98%, 3/27/28 ..... 6 1
UG991164171UG, Zero Cpn, 3/29/28 .... 16 1
UG991309526UG, 28.48%, 3/29/28 ..... – –
UG991424738UG, 29.49%, 4/04/28 ..... 17 (1)
UG991028425UG, 29.49%, 4/09/28 ..... 10 –
UG991196943UG, 29.49%, 4/09/28 ...... 2 2
UG991351009UG, 29.49%, 4/09/28 ..... 2 –
UG991375720UG, 29.49%, 4/09/28 ..... 26 2
UG991160383UG, Zero Cpn, 4/11/28 .... 19 1
UG991098989UG, Zero Cpn, 4/13/28 .... 27 2
UG991116240UG, 20.47%, 4/17/28 ...... 2 2
UG991186431UG, 29.49%, 4/17/28 ...... 1 1
UG991269882UG, 29.49%, 4/17/28 ..... 25 22
UG991100354UG, Zero Cpn, 4/18/28 .... 18 1
UG991126619UG, 29.49%, 4/18/28 ...... 16 –
UG991163681UG, 29.49%, 4/18/28 ...... 18 3
UG991179352UG, Zero Cpn, 4/20/28 .... 26 2
UG991277786UG, 28.48%, 4/22/28 ..... 7 1
UG991171380UG, 29.49%, 4/22/28 ...... 12 1
UG991146749UG, 29.49%, 4/23/28 ...... – –
UG991151957UG, 19.3%, 4/24/28 ...... 30 –
UG991188769UG, 21.46%, 4/25/28 ...... 44 36
UG991143525UG, Zero Cpn, 4/26/28 .... 6 –
UG991253242UG, Zero Cpn, 4/26/28 .... 23 2
UG991149683UG, 28.98%, 4/26/28 ...... 42 34
UG991209315UG, 28.98%, 4/28/28 ..... 3 3
UG991252688UG, 28.98%, 4/28/28 ..... – –
UG991289704UG, 29.49%, 4/28/28 ..... 13 2
UG991305134UG, 29.49%, 4/28/28 ..... 3 3
UG991169143UG, 29.49%, 4/29/28 ...... 3 3
UG991170657UG, 29.49%, 4/29/28 ...... 1 –
UG991185131UG, 29.49%, 4/29/28 ...... 2 2
UG991382074UG, 29.49%, 5/05/28 ..... 1 1
UG991353833UG, 29.49%, 5/06/28 ..... – –
UG991409861UG, 29.49%, 5/07/28 ..... 8 7
UG991086114UG, 22.97%, 5/08/28 ...... 4 –
UG991420297UG, 28.98%, 5/08/28 ..... 3 3
UG991025344UG, Zero Cpn, 5/09/28 .... 28 2
UG991105899UG, 19.21%, 5/09/28 ...... – –
UG991146663UG, 20.97%, 5/09/28 ...... 3 3
UG991032262UG, 21.97%, 5/09/28 ..... 12 2
UG991204893UG, 23.45%, 5/09/28 ..... 21 –
UG991062693UG, 29.49%, 5/09/28 ..... – –
UG991066377UG, 29.49%, 5/09/28 ..... 3 4
UG991142891UG, 29.49%, 5/09/28 ...... 2 2
UG991155903UG, 16.49%, 5/10/28 ...... – –
UG991033295UG, 21.98%, 5/10/28 ..... 9 4
UG991305808UG, 29.49%, 5/10/28 ..... 15 1
UG991367295UG, 29.49%, 5/10/28 ..... 13 13
UG991096499UG, 20.46%, 5/11/28 ...... 4 4
UG991180474UG, 21.98%, 5/13/28 ...... 32 28
UG991285593UG, 21.98%, 5/14/28 ..... 3 3
UG991258217UG, 28.98%, 5/14/28 ..... – –
UG991077312UG, 29.49%, 5/15/28 ..... 1 2
UG991222595UG, 29.49%, 5/15/28 ..... 1 1
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
UG991077938UG, Zero Cpn, 5/16/28 .... $ 31 $ 2
UG991144216UG, Zero Cpn, 5/16/28 .... 27 2
UG991410920UG, 14.48%, 5/17/28 ..... 3 3
UG991103136UG, 28.98%, 5/17/28 ...... – –
UG991251084UG, 28.98%, 5/17/28 ..... 5 5
UG991263078UG, 28.98%, 5/17/28 ..... 17 15
UG991108547UG, 29.49%, 5/17/28 ...... 1 2
UG991258298UG, 29.49%, 5/17/28 ..... 1 1
UG991199929UG, Zero Cpn, 5/18/28 .... 31 2
UG991198064UG, 28.48%, 5/18/28 ...... 3 3
UG991132246UG, 29.48%, 5/18/28 ...... 3 3
UG991255249UG, 29.49%, 5/18/28 ..... 10 2
UG991181598UG, 19.3%, 5/19/28 ...... 1 1
UG991121139UG, 20.47%, 5/19/28 ...... 2 2
UG991130518UG, 29.48%, 5/19/28 ...... 14 1
UG991121290UG, Zero Cpn, 5/20/28 .... 23 2
UG991110667UG, 28.98%, 5/20/28 ...... 2 2
UG991133526UG, 29.49%, 5/20/28 ...... 5 5
UG991206669UG, 29.49%, 5/20/28 ..... 4 4
UG991172898UG, 29.49%, 5/21/28 ...... 3 3
UG991228935UG, 29.49%, 5/21/28 ..... 7 7
UG991245290UG, 29.49%, 5/21/28 ..... 21 21
UG991295168UG, 29.49%, 5/21/28 ..... 1 1
UG991116696UG, Zero Cpn, 5/22/28 .... 26 2
UG991116379UG, 29.49%, 5/22/28 ...... 21 19
UG991126125UG, 29.49%, 5/22/28 ...... 2 2
UG991131273UG, 29.49%, 5/22/28 ...... 4 4
UG991284531UG, 29.49%, 5/23/28 ..... 20 (1)
UG991152084UG, 29.49%, 5/25/28 ...... 4 4
UG991210665UG, 14.98%, 5/27/28 ..... 4 4
UG991221998UG, 21.48%, 5/27/28 ..... 4 4
UG991113309UG, Zero Cpn, 7/20/32 .... – –
UG991288870UG, Zero Cpn, 8/21/32 .... – –
1,800,705
Upstart Network, Inc.
L1410764.UP.FTS.B, 15.3%, 7/09/24 .... 1,419 1,418
FW1612116.UP.FTS.B, 7.74%, 8/23/24 ... 2,711 2,687
L1612016.UP.FTS.B, 8.95%, 8/23/24 .... 1,461 1,455
FW1611668.UP.FTS.B, 11.38%, 8/23/24 .. 6,812 6,774
L1612835.UP.FTS.B, 11.9%, 8/23/24 ..... 1,948 1,943
FW1611989.UP.FTS.B, 12.35%, 8/23/24 .. 1,470 1,467
L1611926.UP.FTS.B, 17.14%, 8/23/24 .... 508 509
L1612153.UP.FTS.B, 17.45%, 8/23/24 .... 1,159 1,155
L1612011.UP.FTS.B, 17.65%, 8/23/24 .... 1,263 1,269
L1612903.UP.FTS.B, 17.72%, 8/23/24 .... 2,549 2,555
L1613038.UP.FTS.B, 18.06%, 8/23/24 .... 2,046 2,050
L1612795.UP.FTS.B, 19.34%, 8/23/24 .... 4,102 4,121
FW1611869.UP.FTS.B, 19.81%, 8/23/24 .. 1,023 1,028
L1612495.UP.FTS.B, 22.7%, 8/23/24 .... 1,374 1,371
L1612257.UP.FTS.B, 22.94%, 8/23/24 .... 10,564 10,580
FW1611995.UP.FTS.B, 26.04%, 8/23/24 .. 3,407 3,404
FW1611997.UP.FTS.B, 26.88%, 8/23/24 .. 3,259 3,253
FW1606291.UP.FTS.B, 27.01%, 8/23/24 .. 2,175 2,171
FW1604455.UP.FTS.B, 27.65%, 8/23/24 .. 2,737 2,732
FW1611972.UP.FTS.B, 28.72%, 8/23/24 .. 660 659
FW1613240.UP.FTS.B, 28.79%, 8/23/24 .. 825 824
FW1613150.UP.FTS.B, 30.32%, 8/23/24 .. 1,362 1,353

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1611405.UP.FTS.B, 30.92%, 8/23/24 .. $ 3,958 $ 3,952
FW1612529.UP.FTS.B, 31.07%, 8/23/24 .. 1,788 1,781
FW1612870.UP.FTS.B, 32.37%, 8/23/24 .. 2,813 2,818
L1616941.UP.FTS.B, 6.69%, 8/24/24 .... 1,877 1,859
FW1618227.UP.FTS.B, 7.62%, 8/24/24 ... 7,550 7,484
L1615041.UP.FTS.B, 7.72%, 8/24/24 .... 2,838 2,814
L1615714.UP.FTS.B, 8.06%, 8/24/24 .... 2,134 2,115
L1614367.UP.FTS.B, 9.22%, 8/24/24 .... 718 714
L1617167.UP.FTS.B, 9.97%, 8/24/24 .... 963 959
L1613537.UP.FTS.B, 10.76%, 8/24/24 .... 4,358 4,341
L1616794.UP.FTS.B, 12.02%, 8/24/24 .... 7,017 6,988
L1617960.UP.FTS.B, 12.89%, 8/24/24 .... 2,081 2,070
FW1616172.UP.FTS.B, 14.22%, 8/24/24 .. 1,837 1,830
L1614073.UP.FTS.B, 15.77%, 8/24/24 .... 6,291 560
L1618000.UP.FTS.B, 16.11%, 8/24/24 .... 3,452 3,429
L1616524.UP.FTS.B, 16.36%, 8/24/24 .... 2,525 2,514
L1617307.UP.FTS.B, 16.47%, 8/24/24 .... 706 710
FW1617392.UP.FTS.B, 16.64%, 8/24/24 .. 3,036 3,043
FW1618059.UP.FTS.B, 16.81%, 8/24/24 .. 3,270 237
FW1618205.UP.FTS.B, 17.17%, 8/24/24 .. 6,602 6,638
FW1612144.UP.FTS.B, 17.97%, 8/24/24 .. 1,519 1,526
L1616998.UP.FTS.B, 18.36%, 8/24/24 .... 1,793 1,797
L1613583.UP.FTS.B, 18.67%, 8/24/24 .... 3,257 3,258
FW1616441.UP.FTS.B, 18.68%, 8/24/24 .. 1,277 1,283
L1613531.UP.FTS.B, 19.04%, 8/24/24 .... 1,544 1,548
L1615656.UP.FTS.B, 19.47%, 8/24/24 .... 1,786 1,774
L1614540.UP.FTS.B, 20.1%, 8/24/24 .... 3,371 3,366
L1616206.UP.FTS.B, 20.31%, 8/24/24 .... 1,298 1,301
L1613927.UP.FTS.B, 20.62%, 8/24/24 .... 3,246 235
L1618034.UP.FTS.B, 21.14%, 8/24/24 .... 346 343
L1616789.UP.FTS.B, 21.29%, 8/24/24 .... 950 949
L1618119.UP.FTS.B, 21.46%, 8/24/24 .... 3,634 3,640
FW1614692.UP.FTS.B, 22.37%, 8/24/24 .. 5,492 5,493
L1613701.UP.FTS.B, 22.48%, 8/24/24 .... 4,745 4,738
L1613954.UP.FTS.B, 22.51%, 8/24/24 .... 4,220 4,214
L1612815.UP.FTS.B, 22.77%, 8/24/24 .... 1,830 1,829
L1614621.UP.FTS.B, 22.87%, 8/24/24 .... 4,725 4,733
L1614292.UP.FTS.B, 22.91%, 8/24/24 .... 529 528
L1615531.UP.FTS.B, 23.83%, 8/24/24 .... 1,649 1,653
FW1616265.UP.FTS.B, 25.8%, 8/24/24 ... 3,551 3,553
FW1615059.UP.FTS.B, 26.12%, 8/24/24 .. 3,184 3,188
FW1613406.UP.FTS.B, 26.85%, 8/24/24 .. 4,200 4,179
FW1614960.UP.FTS.B, 27.28%, 8/24/24 .. 1,866 1,868
FW1608456.UP.FTS.B, 28.41%, 8/24/24 .. 163 161
FW1617127.UP.FTS.B, 28.63%, 8/24/24 .. 1,648 1,646
FW1617697.UP.FTS.B, 29%, 8/24/24 .... 1,280 1,275
FW1617880.UP.FTS.B, 29.1%, 8/24/24 ... 1,102 1,101
L1619786.UP.FTS.B, 7.29%, 8/25/24 .... 1,533 1,518
L1620409.UP.FTS.B, 9.92%, 8/25/24 .... 962 959
L1609249.UP.FTS.B, 10.93%, 8/25/24 .... 2,424 2,420
L1618433.UP.FTS.B, 12.74%, 8/25/24 .... 7,374 7,347
L1618817.UP.FTS.B, 13.07%, 8/25/24 .... 1,773 1,770
L1618890.UP.FTS.B, 13.2%, 8/25/24 .... 1,816 1,810
L1619755.UP.FTS.B, 13.74%, 8/25/24 .... 2,774 2,763
L1620684.UP.FTS.B, 15.61%, 8/25/24 .... 2,793 2,804
L1595806.UP.FTS.B, 16.33%, 8/25/24 .... 1,716 1,722
FW1618611.UP.FTS.B, 19.46%, 8/25/24 .. 2,150 2,162
L1620021.UP.FTS.B, 20.47%, 8/25/24 .... 1,040 1,043
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1617738.UP.FTS.B, 20.93%, 8/25/24 .... $ 4,139 $ 4,130
L1620934.UP.FTS.B, 22.56%, 8/25/24 .... 2,004 2,010
L1618207.UP.FTS.B, 22.64%, 8/25/24 .... 2,111 2,110
FW1621090.UP.FTS.B, 25.79%, 8/25/24 .. 1,136 1,133
FW1618882.UP.FTS.B, 25.91%, 8/25/24 .. 3,297 94
FW1620098.UP.FTS.B, 26.52%, 8/25/24 .. 1,808 1,810
FW1618797.UP.FTS.B, 27.03%, 8/25/24 .. 2,042 2,029
FW1618720.UP.FTS.B, 30.08%, 8/25/24 .. 3,993 3,992
L1612441.UP.FTS.B, 8.61%, 8/28/24 .... 2,521 2,498
L1705462.UP.FTS.B, 6%, 9/13/24 ....... 13,544 13,570
L1706751.UP.FTS.B, 6.12%, 9/13/24 .... 4,799 4,753
L1707041.UP.FTS.B, 6.68%, 9/13/24 .... 13,420 13,290
L1705350.UP.FTS.B, 7.7%, 9/13/24 ..... 2,004 1,989
L1693379.UP.FTS.B, 10.32%, 9/13/24 .... 2,552 2,539
L1706496.UP.FTS.B, 12.56%, 9/13/24 .... 10,021 729
L1704842.UP.FTS.B, 13.48%, 9/13/24 .... 2,296 618
L1706753.UP.FTS.B, 13.61%, 9/13/24 .... 3,919 3,899
L1706804.UP.FTS.B, 14.15%, 9/13/24 .... 8,207 8,197
FW1703114.UP.FTS.B, 14.49%, 9/13/24 .. 1,840 1,842
L1706939.UP.FTS.B, 15.26%, 9/13/24 .... 981 979
L1706922.UP.FTS.B, 15.62%, 9/13/24 .... 21,196 21,220
L1704236.UP.FTS.B, 15.99%, 9/13/24 .... 4,757 4,762
L1706754.UP.FTS.B, 16.23%, 9/13/24 .... 12,694 453
L1704947.UP.FTS.B, 17.56%, 9/13/24 .... 435 31
L1702670.UP.FTS.B, 17.62%, 9/13/24 .... 1,504 1,506
L1706278.UP.FTS.B, 17.82%, 9/13/24 .... 4,746 4,741
FW1704884.UP.FTS.B, 18%, 9/13/24 .... 741 740
FW1706133.UP.FTS.B, 18.48%, 9/13/24 .. 2,951 2,946
L1701616.UP.FTS.B, 19.62%, 9/13/24 .... 1,044 1,009
L1704877.UP.FTS.B, 19.78%, 9/13/24 .... 2,180 2,182
L1706370.UP.FTS.B, 22.24%, 9/13/24 .... 1,661 1,655
L1706636.UP.FTS.B, 22.54%, 9/13/24 .... 3,514 3,479
L1706515.UP.FTS.B, 23%, 9/13/24 ...... 1,077 1,072
FW1690887.UP.FTS.B, 23.14%, 9/13/24 .. 2,228 2,220
L1705591.UP.FTS.B, 23.35%, 9/13/24 .... 3,128 3,109
FW1706171.UP.FTS.B, 23.72%, 9/13/24 .. 667 12
FW1704838.UP.FTS.B, 25.19%, 9/13/24 .. 551 543
FW1704787.UP.FTS.B, 26.17%, 9/13/24 .. 2,358 2,336
FW1705725.UP.FTS.B, 26.51%, 9/13/24 .. 978 144
FW1706468.UP.FTS.B, 26.54%, 9/13/24 .. 873 864
FW1706959.UP.FTS.B, 28.41%, 9/13/24 .. 1,152 1,147
FW1706385.UP.FTS.B, 28.43%, 9/13/24 .. 122 115
FW1704857.UP.FTS.B, 28.91%, 9/13/24 .. 2,375 2,358
L1880417.UP.FTS.B, 5.63%, 10/19/24 .... 1,635 1,619
L1880480.UP.FTS.B, 8.79%, 10/19/24 .... 5,327 5,295
L1877544.UP.FTS.B, 9.08%, 10/19/24 .... 569 566
L1828554.UP.FTS.B, 9.21%, 10/19/24 .... 801 797
L1880929.UP.FTS.B, 9.86%, 10/19/24 .... 2,683 2,667
L1843265.UP.FTS.B, 9.92%, 10/19/24 .... 6,443 6,405
L1877810.UP.FTS.B, 10.5%, 10/19/24 .... 1,186 1,178
FW1880015.UP.FTS.B, 10.71%, 10/19/24 . 9,178 9,134
FW1880412.UP.FTS.B, 11.4%, 10/19/24 .. 5,424 5,398
FW1881446.UP.FTS.B, 11.54%, 10/19/24 . 543 539
L1879230.UP.FTS.B, 12.91%, 10/19/24 ... 3,507 3,490
L1879927.UP.FTS.B, 13.42%, 10/19/24 ... 3,024 3,028
L1881269.UP.FTS.B, 13.94%, 10/19/24 ... 1,525 427
L1878015.UP.FTS.B, 14.68%, 10/19/24 ... 554 555
L1876508.UP.FTS.B, 15.29%, 10/19/24 ... 1,304 1,303

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1878235.UP.FTS.B, 16.59%, 10/19/24 . $ 561 $ 562
L1876177.UP.FTS.B, 16.95%, 10/19/24 ... 563 563
FW1878279.UP.FTS.B, 18.26%, 10/19/24 . 567 567
FW1880539.UP.FTS.B, 18.7%, 10/19/24 .. 1,992 1,989
L1879219.UP.FTS.B, 18.95%, 10/19/24 ... 2,661 2,659
L1877399.UP.FTS.B, 18.99%, 10/19/24 ... 570 571
L1877157.UP.FTS.B, 19.36%, 10/19/24 ... 3,143 3,147
FW1880021.UP.FTS.B, 19.73%, 10/19/24 . 4,380 1,248
L1877812.UP.FTS.B, 19.98%, 10/19/24 ... 780 116
FW1877508.UP.FTS.B, 20.09%, 10/19/24 . 3,050 2,898
FW1880944.UP.FTS.B, 20.45%, 10/19/24 . 3,996 4,000
FW1876805.UP.FTS.B, 20.67%, 10/19/24 . 566 567
L1877424.UP.FTS.B, 20.68%, 10/19/24 ... 2,962 50
L1880976.UP.FTS.B, 21.84%, 10/19/24 ... 2,872 2,875
L1880669.UP.FTS.B, 22.94%, 10/19/24 ... 2,940 2,922
L1878741.UP.FTS.B, 23.21%, 10/19/24 ... 1,990 1,992
L1880437.UP.FTS.B, 23.31%, 10/19/24 ... 5,836 5,818
L1880362.UP.FTS.B, 23.34%, 10/19/24 ... 579 576
L1876918.UP.FTS.B, 23.43%, 10/19/24 ... 820 818
FW1877656.UP.FTS.B, 23.66%, 10/19/24 . 1,161 1,154
FW1877532.UP.FTS.B, 24.41%, 10/19/24 . 1,804 1,798
FW1881583.UP.FTS.B, 25.39%, 10/19/24 . 2,965 2,956
FW1879233.UP.FTS.B, 26.7%, 10/19/24 .. 598 597
FW1880823.UP.FTS.B, 27.61%, 10/19/24 . 2,103 2,096
FW1873483.UP.FTS.B, 27.95%, 10/19/24 . 843 840
FW1880670.UP.FTS.B, 28.35%, 10/19/24 . 799 794
FW1881404.UP.FTS.B, 28.73%, 10/19/24 . 2,116 2,110
FW1880562.UP.FTS.B, 28.77%, 10/19/24 . 1,897 1,801
FW1875773.UP.FTS.B, 28.85%, 10/19/24 . 4,101 4,086
FW1877809.UP.FTS.B, 28.9%, 10/19/24 .. 2,966 2,957
FW1877220.UP.FTS.B, 29.16%, 10/19/24 . 1,013 964
FW1991266.UP.FTS.B, 5.75%, 11/08/24 .. 3,304 3,267
L1996492.UP.FTS.B, 5.82%, 11/08/24 .... 1,373 1,359
L1994177.UP.FTS.B, 6.01%, 11/08/24 .... 4,400 4,354
FW1997734.UP.FTS.B, 6.36%, 11/08/24 .. 4,568 4,520
L1989270.UP.FTS.B, 6.75%, 11/08/24 .... 3,593 3,555
L1995781.UP.FTS.B, 7.12%, 11/08/24 .... 18,182 17,977
L1991938.UP.FTS.B, 7.13%, 11/08/24 .... 5,405 5,349
L1997129.UP.FTS.B, 7.49%, 11/08/24 .... 3,888 3,858
L1995628.UP.FTS.B, 8.15%, 11/08/24 .... 1,570 1,556
FW1989730.UP.FTS.B, 9.3%, 11/08/24 ... 8,430 8,365
L1989289.UP.FTS.B, 9.6%, 11/08/24 ..... 2,107 2,089
FW1988815.UP.FTS.B, 10.61%, 11/08/24 . 850 844
L1990488.UP.FTS.B, 10.69%, 11/08/24 ... 7,927 7,867
L1990483.UP.FTS.B, 10.71%, 11/08/24 ... 565 560
L1989128.UP.FTS.B, 11.31%, 11/08/24 ... 1,423 1,413
L1997576.UP.FTS.B, 11.59%, 11/08/24 ... 570 566
L1991664.UP.FTS.B, 13.31%, 11/08/24 ... 3,701 3,678
L1998240.UP.FTS.B, 14.07%, 11/08/24 ... 10,427 10,395
L1991934.UP.FTS.B, 14.49%, 11/08/24 ... 2,614 2,594
L1999740.UP.FTS.B, 14.54%, 11/08/24 ... 4,621 4,605
FW1989018.UP.FTS.B, 14.66%, 11/08/24 . 5,233 5,217
FW1999553.UP.FTS.B, 14.97%, 11/08/24 . 584 578
L1990825.UP.FTS.B, 15.23%, 11/08/24 ... 2,334 2,327
FW1991866.UP.FTS.B, 15.28%, 11/08/24 . 4,377 4,364
L1989094.UP.FTS.B, 15.37%, 11/08/24 ... 701 699
L1999521.UP.FTS.B, 15.41%, 11/08/24 ... 3,254 238
L1992799.UP.FTS.B, 15.97%, 11/08/24 ... 2,930 2,921
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1997339.UP.FTS.B, 15.98%, 11/08/24 . $ 3,224 $ 3,214
L1994442.UP.FTS.B, 16.18%, 11/08/24 ... 1,174 1,170
L1969331.UP.FTS.B, 16.28%, 11/08/24 ... 587 586
L1993658.UP.FTS.B, 16.43%, 11/08/24 ... 5,225 5,191
L1991018.UP.FTS.B, 17.05%, 11/08/24 ... 1,475 1,470
FW1988077.UP.FTS.B, 17.51%, 11/08/24 . 1,788 1,777
L1987185.UP.FTS.B, 17.72%, 11/08/24 ... 1,083 1,073
FW1984213.UP.FTS.B, 18.47%, 11/08/24 . 1,785 1,780
FW1991976.UP.FTS.B, 18.69%, 11/08/24 . 2,502 2,495
L1998424.UP.FTS.B, 19%, 11/08/24 ..... 3,044 3,035
L1990206.UP.FTS.B, 19.65%, 11/08/24 ... 2,089 2,072
FW1998538.UP.FTS.B, 20.31%, 11/08/24 . 2,971 2,945
L1991260.UP.FTS.B, 20.4%, 11/08/24 .... 9,641 9,538
L1999186.UP.FTS.B, 20.9%, 11/08/24 .... 2,102 2,084
L1991768.UP.FTS.B, 21.66%, 11/08/24 ... 2,278 165
L1993163.UP.FTS.B, 22.06%, 11/08/24 ... 2,371 2,349
L1990534.UP.FTS.B, 22.07%, 11/08/24 ... 6,461 3,916
FW1997760.UP.FTS.B, 22.3%, 11/08/24 .. 5,144 1,460
FW1989573.UP.FTS.B, 22.36%, 11/08/24 . 913 905
L1994045.UP.FTS.B, 22.76%, 11/08/24 ... 1,662 1,643
FW1991109.UP.FTS.B, 23.32%, 11/08/24 . 3,060 3,034
L1992601.UP.FTS.B, 23.37%, 11/08/24 ... 727 719
L1995328.UP.FTS.B, 23.72%, 11/08/24 ... 3,072 3,036
FW1992676.UP.FTS.B, 24.35%, 11/08/24 . 1,831 1,815
FW1998906.UP.FTS.B, 25.05%, 11/08/24 . 2,253 2,227
FW1990565.UP.FTS.B, 26.42%, 11/08/24 . 1,682 1,667
FW1999321.UP.FTS.B, 26.61%, 11/08/24 . 2,807 2,783
FW1993106.UP.FTS.B, 27.22%, 11/08/24 . 2,148 316
FW1990425.UP.FTS.B, 27.28%, 11/08/24 . 3,119 3,092
FW1998626.UP.FTS.B, 27.42%, 11/08/24 . 1,953 1,178
FW1990874.UP.FTS.B, 27.43%, 11/08/24 . 1,870 70
FW1997204.UP.FTS.B, 28.06%, 11/08/24 . 3,114 3,086
FW1999593.UP.FTS.B, 28.28%, 11/08/24 . 1,258 1,247
FW1999260.UP.FTS.B, 28.83%, 11/08/24 . 6,406 6,335
L1999124.UP.FTS.B, 21.96%, 11/14/24 ... 1,214 1,203
L2074995.UP.FTS.B, 6.25%, 11/18/24 .... 2,805 2,645
L2075196.UP.FTS.B, 6.5%, 11/18/24 ..... 869 819
L2071075.UP.FTS.B, 6.65%, 11/18/24 .... 5,198 5,147
L2067255.UP.FTS.B, 7.27%, 11/18/24 .... 7,208 7,161
L2074894.UP.FTS.B, 7.38%, 11/18/24 .... 7,215 7,147
FW2060208.UP.FTS.B, 8.38%, 11/18/24 .. 2,492 2,469
L2074717.UP.FTS.B, 9.11%, 11/18/24 .... 4,491 4,462
L2071958.UP.FTS.B, 10.19%, 11/18/24 ... 2,544 2,527
L2042230.UP.FTS.B, 10.36%, 11/18/24 ... 679 675
L2069761.UP.FTS.B, 11.37%, 11/18/24 ... 796 790
L2073296.UP.FTS.B, 11.88%, 11/18/24 ... 5,257 5,228
L2074825.UP.FTS.B, 11.88%, 11/18/24 ... 1,028 1,023
L2069517.UP.FTS.B, 12.06%, 11/18/24 ... 5,724 5,683
L2070468.UP.FTS.B, 13.05%, 11/18/24 ... 4,096 221
L2071334.UP.FTS.B, 13.96%, 11/18/24 ... 1,737 1,728
L2074624.UP.FTS.B, 14.71%, 11/18/24 ... 1,745 1,745
L2071744.UP.FTS.B, 15.58%, 11/18/24 ... 5,555 5,554
L2071211.UP.FTS.B, 15.75%, 11/18/24 ... 3,219 3,219
L2070735.UP.FTS.B, 15.91%, 11/18/24 ... 6,444 6,443
L2069907.UP.FTS.B, 16.18%, 11/18/24 ... 2,583 2,583
L2070764.UP.FTS.B, 16.31%, 11/18/24 ... 1,469 1,469
L2070361.UP.FTS.B, 16.86%, 11/18/24 ... 4,715 4,715
L2071251.UP.FTS.B, 17.57%, 11/18/24 ... 592 592

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2043746.UP.FTS.B, 18%, 11/18/24 ..... $ 3,560 $ 3,560
L2073793.UP.FTS.B, 18.13%, 11/18/24 ... 3,723 3,549
L2075163.UP.FTS.B, 19.13%, 11/18/24 ... 3,282 3,282
L2070689.UP.FTS.B, 19.39%, 11/18/24 ... 5,982 5,983
L2072986.UP.FTS.B, 19.5%, 11/18/24 .... 5,539 5,522
L2074866.UP.FTS.B, 20.36%, 11/18/24 ... 662 659
L2074744.UP.FTS.B, 20.69%, 11/18/24 ... 3,617 3,617
FW2070210.UP.FTS.B, 21.14%, 11/18/24 . 9,067 9,026
L2069989.UP.FTS.B, 21.94%, 11/18/24 ... 5,161 5,138
FW2074575.UP.FTS.B, 21.98%, 11/18/24 . 3,037 3,023
L2075360.UP.FTS.B, 22.53%, 11/18/24 ... 609 609
L2075201.UP.FTS.B, 22.55%, 11/18/24 ... 2,103 2,102
L2074324.UP.FTS.B, 22.74%, 11/18/24 ... 1,220 1,215
L2071339.UP.FTS.B, 23.22%, 11/18/24 ... 5,994 5,968
L2074321.UP.FTS.B, 23.4%, 11/18/24 .... 594 589
FW2074738.UP.FTS.B, 25.07%, 11/18/24 . 2,324 2,310
FW2073266.UP.FTS.B, 25.94%, 11/18/24 . 5,835 418
FW2072771.UP.FTS.B, 26.31%, 11/18/24 . 622 619
FW2074885.UP.FTS.B, 26.84%, 11/18/24 . 993 980
FW2073544.UP.FTS.B, 26.86%, 11/18/24 . 1,249 1,243
FW2074174.UP.FTS.B, 27.6%, 11/18/24 .. 753 748
FW2074893.UP.FTS.B, 28.12%, 11/18/24 . 817 814
FW2074718.UP.FTS.B, 28.91%, 11/18/24 . 947 943
FW2074605.UP.FTS.B, 29%, 11/18/24 ... 2,691 2,676
FW2074651.UP.FTS.B, 29.17%, 11/18/24 . 4,449 670
L2215514.UP.FTS.B, 6.51%, 12/09/24 .... 3,998 3,956
L2218454.UP.FTS.B, 6.62%, 12/09/24 .... 1,855 1,836
L2198786.UP.FTS.B, 7.35%, 12/09/24 .... 3,480 3,442
L2218367.UP.FTS.B, 9.23%, 12/09/24 .... 589 584
FW2216772.UP.FTS.B, 10.45%, 12/09/24 . 1,484 1,472
L2215668.UP.FTS.B, 11.82%, 12/09/24 ... 6,580 6,528
L2218473.UP.FTS.B, 11.83%, 12/09/24 ... 5,198 724
L2218057.UP.FTS.B, 12.68%, 12/09/24 ... 2,647 2,627
L2218119.UP.FTS.B, 12.83%, 12/09/24 ... 1,020 142
L2214428.UP.FTS.B, 14.33%, 12/09/24 ... 2,293 2,279
L2216051.UP.FTS.B, 16.31%, 12/09/24 ... 3,680 3,665
L2216899.UP.FTS.B, 16.51%, 12/09/24 ... 1,946 1,148
L2215765.UP.FTS.B, 17.77%, 12/09/24 ... 1,700 124
FW2215617.UP.FTS.B, 17.98%, 12/09/24 . 1,851 1,843
L2217273.UP.FTS.B, 18.07%, 12/09/24 ... 1,252 1,243
FW2217838.UP.FTS.B, 18.43%, 12/09/24 . 13,245 7,814
L2216494.UP.FTS.B, 18.54%, 12/09/24 ... 9,026 8,990
L2215156.UP.FTS.B, 18.88%, 12/09/24 ... 4,463 4,432
L2215879.UP.FTS.B, 21.14%, 12/09/24 ... 2,653 2,622
L2214850.UP.FTS.B, 21.36%, 12/09/24 ... 276 271
L2214773.UP.FTS.B, 21.94%, 12/09/24 ... 2,091 2,071
L2214203.UP.FTS.B, 22.16%, 12/09/24 ... 5,079 5,032
L2215694.UP.FTS.B, 22.23%, 12/09/24 ... 3,810 3,775
L2217794.UP.FTS.B, 22.85%, 12/09/24 ... 1,274 1,269
L2217826.UP.FTS.B, 23.12%, 12/09/24 ... 2,552 2,529
L2217187.UP.FTS.B, 23.26%, 12/09/24 ... 2,223 2,202
FW2194665.UP.FTS.B, 23.32%, 12/09/24 . 764 757
L1410939.UP.FTS.B, 23.67%, 12/09/24 ... 2,567 2,547
L2217957.UP.FTS.B, 24.82%, 12/09/24 ... 3,257 233
FW2214522.UP.FTS.B, 26.52%, 12/09/24 . 4,170 2,523
FW2204545.UP.FTS.B, 27.62%, 12/09/24 . 1,611 115
L2219730.UP.FTS.B, 6.81%, 12/10/24 .... 5,805 5,745
L2221277.UP.FTS.B, 9.11%, 12/10/24 .... 5,888 5,841
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2220268.UP.FTS.B, 10.33%, 12/10/24 ... $ 2,966 $ 2,942
L2220173.UP.FTS.B, 10.59%, 12/10/24 ... 1,178 1,168
L2220491.UP.FTS.B, 10.62%, 12/10/24 ... 594 589
L2221024.UP.FTS.B, 11.5%, 12/10/24 .... 2,569 2,549
L2220175.UP.FTS.B, 12.44%, 12/10/24 ... 2,403 2,385
FW2221592.UP.FTS.B, 12.68%, 12/10/24 . 2,828 2,804
FW2219110.UP.FTS.B, 14.72%, 12/10/24 . 4,567 4,532
FW2219902.UP.FTS.B, 15.07%, 12/10/24 . 9,151 9,116
FW2220289.UP.FTS.B, 15.19%, 12/10/24 . 6,326 464
L2219054.UP.FTS.B, 16.23%, 12/10/24 ... 3,396 3,373
FW2220767.UP.FTS.B, 16.93%, 12/10/24 . 2,158 2,150
L2219716.UP.FTS.B, 17.42%, 12/10/24 ... 3,655 3,639
FW2222355.UP.FTS.B, 17.64%, 12/10/24 . 5,573 5,551
L2222176.UP.FTS.B, 17.82%, 12/10/24 ... 1,859 1,852
L2211402.UP.FTS.B, 18.17%, 12/10/24 ... 1,863 1,856
FW2219362.UP.FTS.B, 18.87%, 12/10/24 . 2,806 2,795
L2221644.UP.FTS.B, 19.1%, 12/10/24 .... 3,121 3,109
L2220530.UP.FTS.B, 19.78%, 12/10/24 ... 1,889 1,866
L2222285.UP.FTS.B, 19.82%, 12/10/24 ... 588 585
L2217930.UP.FTS.B, 20.56%, 12/10/24 ... 2,341 169
L2222110.UP.FTS.B, 20.56%, 12/10/24 ... 1,906 1,128
L2219790.UP.FTS.B, 20.59%, 12/10/24 ... 3,147 3,136
FW2218657.UP.FTS.B, 21.6%, 12/10/24 .. 2,805 2,778
FW2220220.UP.FTS.B, 21.76%, 12/10/24 . 2,217 2,197
L2221774.UP.FTS.B, 21.93%, 12/10/24 ... 6,634 3,909
FW2219561.UP.FTS.B, 22.18%, 12/10/24 . 1,587 1,581
L2221302.UP.FTS.B, 22.2%, 12/10/24 .... 4,891 1,385
FW2220602.UP.FTS.B, 22.35%, 12/10/24 . 3,305 3,275
L2221286.UP.FTS.B, 22.62%, 12/10/24 ... 3,734 3,697
L2219861.UP.FTS.B, 23.85%, 12/10/24 ... 3,587 3,555
L2219041.UP.FTS.B, 24.61%, 12/10/24 ... 6,432 6,374
FW2221624.UP.FTS.B, 24.89%, 12/10/24 . 445 437
FW2215089.UP.FTS.B, 25.18%, 12/10/24 . 9,678 9,592
FW2221043.UP.FTS.B, 26.33%, 12/10/24 . 3,937 3,892
FW1612094.UP.FTS.B, 15.12%, 1/23/25 .. 475 477
L1612705.UP.FTS.B, 21.91%, 1/23/25 .... 3,296 3,259
FW1611967.UP.FTS.B, 27.5%, 1/23/25 ... 3,625 1,065
L1615117.UP.FTS.B, 19.17%, 1/24/25 .... 1,508 39
FW1618121.UP.FTS.B, 27.49%, 1/24/25 .. 5,517 5,508
FW1615843.UP.FTS.B, 29.08%, 1/24/25 .. 830 821
FW1617954.UP.FTS.B, 30.19%, 1/24/25 .. 1,813 128
L1621220.UP.FTS.B, 21.82%, 1/25/25 .... 1,909 1,892
FW1619402.UP.FTS.B, 29.13%, 1/25/25 .. 1,414 1,404
L1705649.UP.FTS.B, 12.52%, 2/13/25 .... 4,581 637
L1706603.UP.FTS.B, 17.88%, 2/13/25 .... 1,811 132
L1705867.UP.FTS.B, 23.21%, 2/13/25 .... 3,610 515
L1706082.UP.FTS.B, 23.36%, 2/13/25 .... 3,352 3,297
FW1706392.UP.FTS.B, 28.7%, 2/13/25 ... 6,257 440
L1876344.UP.FTS.B, 21.57%, 3/19/25 .... 2,172 2,137
L1878043.UP.FTS.B, 23%, 3/19/25 ...... 27,654 27,288
FW1876639.UP.FTS.B, 25.42%, 3/19/25 .. 1,054 298
FW1880807.UP.FTS.B, 27.59%, 3/19/25 .. 4,101 293
L1996568.UP.FTS.B, 13.69%, 4/08/25 .... 2,923 2,879
L1996950.UP.FTS.B, 14.91%, 4/08/25 .... 3,364 3,320
L1995937.UP.FTS.B, 19.73%, 4/08/25 .... 8,697 8,615
FW1996652.UP.FTS.B, 20.84%, 4/08/25 .. 1,013 998
L1989183.UP.FTS.B, 20.95%, 4/08/25 .... 9,477 9,335
L1992850.UP.FTS.B, 21.32%, 4/08/25 .... 6,933 6,802

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1992210.UP.FTS.B, 21.73%, 4/08/25 .... $ 1,919 $ 1,129
FW1999367.UP.FTS.B, 26.01%, 4/08/25 .. 1,477 1,450
L2074442.UP.FTS.B, 9.61%, 4/18/25 .... 2,616 2,586
L2072070.UP.FTS.B, 14.5%, 4/18/25 .... 2,418 2,391
L2075012.UP.FTS.B, 19.96%, 4/18/25 .... 5,450 1,552
FW2074886.UP.FTS.B, 23.12%, 4/18/25 .. 2,284 8
L1959123.UP.FTS.B, 23.14%, 4/18/25 .... 3,177 3,146
FW2071617.UP.FTS.B, 24.28%, 4/18/25 .. 7,265 7,165
FW2074154.UP.FTS.B, 28.72%, 4/18/25 .. 953 143
L2218347.UP.FTS.B, 8.96%, 5/09/25 .... 3,838 2,115
L2215847.UP.FTS.B, 15.81%, 5/09/25 .... 8,506 8,366
L2215619.UP.FTS.B, 17.97%, 5/09/25 .... 1,540 1,521
FW2216954.UP.FTS.B, 19.2%, 5/09/25 ... 4,600 2,679
FW2214152.UP.FTS.B, 19.21%, 5/09/25 .. 2,427 2,390
FW2214394.UP.FTS.B, 19.36%, 5/09/25 .. 666 657
L2215113.UP.FTS.B, 19.57%, 5/09/25 .... 3,345 3,298
L2214186.UP.FTS.B, 22.58%, 5/09/25 .... 2,374 2,327
L2218938.UP.FTS.B, 7.83%, 5/10/25 .... 5,028 4,962
FW2222423.UP.FTS.B, 16.87%, 5/10/25 .. 12,738 294
L2220009.UP.FTS.B, 18.38%, 5/10/25 .... 1,841 1,818
FW2221895.UP.FTS.B, 22.51%, 5/10/25 .. 4,472 2,685
FW2219263.UP.FTS.B, 25.61%, 5/10/25 .. 5,157 750
FW2220132.UP.FTS.B, 25.62%, 5/10/25 .. 2,643 96
FW1613175.UP.FTS.B, 24.35%, 6/23/25 .. 3,220 3,212
FW1617191.UP.FTS.B, 30.37%, 6/24/25 .. 1,138 1,115
FW1601279.UP.FTS.B, 28.41%, 6/25/25 .. 1,266 1,257
L1707019.UP.FTS.B, 22.94%, 7/13/25 .... 6,693 6,598
L2000015.UP.FTS.B, 20.73%, 9/08/25 .... 684 676
L1994247.UP.FTS.B, 23.34%, 9/08/25 .... 1,362 1,349
L2214629.UP.FTS.B, 23.78%, 10/09/25 ... 4,862 352
L1410769.UP.FTS.B, 17.3%, 7/09/26 .... 3,455 1,981
L1410682.UP.FTS.B, 18.43%, 7/09/26 .... 6,770 6,696
L1410871.UP.FTS.B, 19.36%, 7/09/26 .... 3,011 2,977
L1406959.UP.FTS.B, 19.7%, 7/09/26 .... 1,950 1,932
L1410905.UP.FTS.B, 21.33%, 7/09/26 .... 7,406 534
L1410134.UP.FTS.B, 22.14%, 7/09/26 .... 4,366 2,576
FW1410806.UP.FTS.B, 26.55%, 7/09/26 .. 1,729 1,727
FW1410862.UP.FTS.B, 30.65%, 7/09/26 .. 1,688 1,685
L1612245.UP.FTS.B, 7.13%, 8/23/26 .... 3,378 3,354
L1612759.UP.FTS.B, 7.7%, 8/23/26 ..... 3,895 3,867
L1613031.UP.FTS.B, 10.95%, 8/23/26 .... 13,670 13,562
L1613160.UP.FTS.B, 11.35%, 8/23/26 .... 22,352 22,162
L1612342.UP.FTS.B, 11.46%, 8/23/26 .... 36,415 36,129
L1612983.UP.FTS.B, 11.8%, 8/23/26 ..... 37,087 36,794
L1612198.UP.FTS.B, 11.94%, 8/23/26 .... 9,442 9,375
FW1612119.UP.FTS.B, 13.33%, 8/23/26 .. 15,097 14,969
L1606587.UP.FTS.B, 14.39%, 8/23/26 .... 37,068 36,812
L1612751.UP.FTS.B, 14.6%, 8/23/26 .... 11,149 11,076
FW1612446.UP.FTS.B, 14.89%, 8/23/26 .. 2,748 2,729
L1612460.UP.FTS.B, 14.95%, 8/23/26 .... 11,174 11,101
L1611811.UP.FTS.B, 15.17%, 8/23/26 .... 15,169 15,050
FW1611006.UP.FTS.B, 15.64%, 8/23/26 .. 15,667 15,553
L1611958.UP.FTS.B, 16.45%, 8/23/26 .... 8,567 8,499
L1613087.UP.FTS.B, 17.25%, 8/23/26 .... 6,043 6,001
L1613097.UP.FTS.B, 17.66%, 8/23/26 .... 430 424
L1613141.UP.FTS.B, 18.36%, 8/23/26 .... 4,569 4,529
L1612462.UP.FTS.B, 18.65%, 8/23/26 .... 7,496 7,438
L1611722.UP.FTS.B, 19.13%, 8/23/26 .... 6,120 6,065
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1613143.UP.FTS.B, 19.39%, 8/23/26 .. $ 15,322 $ 15,214
L1612696.UP.FTS.B, 19.76%, 8/23/26 .... 8,447 8,456
L1612946.UP.FTS.B, 20.18%, 8/23/26 .... 28,679 4,409
L1611808.UP.FTS.B, 20.24%, 8/23/26 .... 7,700 7,725
L1611110.UP.FTS.B, 20.52%, 8/23/26 .... 14,120 14,147
L1611787.UP.FTS.B, 20.92%, 8/23/26 .... 12,747 924
FW1613287.UP.FTS.B, 21.05%, 8/23/26 .. 2,320 2,328
L1611961.UP.FTS.B, 21.45%, 8/23/26 .... 4,266 4,270
L1611980.UP.FTS.B, 21.62%, 8/23/26 .... 3,107 3,110
L1612389.UP.FTS.B, 21.85%, 8/23/26 .... 4,970 4,935
FW1612398.UP.FTS.B, 22.84%, 8/23/26 .. 8,024 8,023
FW1613265.UP.FTS.B, 23.28%, 8/23/26 .. 4,703 4,708
L1612902.UP.FTS.B, 24.91%, 8/23/26 .... 11,724 11,753
L1605896.UP.FTS.B, 25.03%, 8/23/26 .... 24,368 24,365
L1612867.UP.FTS.B, 25.04%, 8/23/26 .... 1,425 1,426
L1611991.UP.FTS.B, 25.15%, 8/23/26 .... 2,099 2,099
L1613022.UP.FTS.B, 25.17%, 8/23/26 .... 4,819 4,824
L1612115.UP.FTS.B, 25.2%, 8/23/26 ..... 951 952
L1612430.UP.FTS.B, 25.3%, 8/23/26 .... 872 875
L1610778.UP.FTS.B, 25.4%, 8/23/26 .... 3,356 3,363
L1613013.UP.FTS.B, 25.41%, 8/23/26 .... 1,620 1,619
L1612935.UP.FTS.B, 25.45%, 8/23/26 .... 1,348 1,353
L1612475.UP.FTS.B, 25.7%, 8/23/26 .... 1,051 1,052
L1612818.UP.FTS.B, 26.11%, 8/23/26 .... 768 119
L1613041.UP.FTS.B, 26.53%, 8/23/26 .... 4,810 4,812
FW1612781.UP.FTS.B, 27.12%, 8/23/26 .. 8,223 8,223
FW1612416.UP.FTS.B, 27.52%, 8/23/26 .. 7,940 7,959
FW1612304.UP.FTS.B, 28.02%, 8/23/26 .. 4,812 4,826
FW1612359.UP.FTS.B, 28.35%, 8/23/26 .. 16,561 2,585
FW1611792.UP.FTS.B, 28.67%, 8/23/26 .. 5,803 5,803
FW1612593.UP.FTS.B, 29.96%, 8/23/26 .. 22,843 1,610
FW1613053.UP.FTS.B, 30.42%, 8/23/26 .. 709 705
FW1612948.UP.FTS.B, 30.7%, 8/23/26 ... 8,150 8,157
FW1598463.UP.FTS.B, 30.71%, 8/23/26 .. 12,223 12,260
FW1612884.UP.FTS.B, 30.9%, 8/23/26 ... 2,533 755
FW1610809.UP.FTS.B, 31.14%, 8/23/26 .. 2,254 2,256
FW1612126.UP.FTS.B, 32.02%, 8/23/26 .. 3,560 3,549
FW1612221.UP.FTS.B, 33.09%, 8/23/26 .. 7,456 520
L1613929.UP.FTS.B, 6.38%, 8/24/26 .... 10,519 10,443
L1613779.UP.FTS.B, 8.38%, 8/24/26 .... 9,969 9,892
L1617369.UP.FTS.B, 8.58%, 8/24/26 .... 10,704 10,619
L1614080.UP.FTS.B, 9.53%, 8/24/26 .... 2,146 2,131
FW1618242.UP.FTS.B, 10.05%, 8/24/26 .. 10,806 10,729
L1616604.UP.FTS.B, 10.09%, 8/24/26 .... 10,450 10,369
L1613335.UP.FTS.B, 10.66%, 8/24/26 .... 1,085 1,077
L1618136.UP.FTS.B, 10.88%, 8/24/26 .... 3,698 3,667
L1616625.UP.FTS.B, 11.18%, 8/24/26 .... 10,375 10,296
L1615613.UP.FTS.B, 11.71%, 8/24/26 .... 4,665 4,633
L1614345.UP.FTS.B, 12.28%, 8/24/26 .... 2,914 2,894
L1614068.UP.FTS.B, 12.29%, 8/24/26 .... 9,850 9,768
L1617085.UP.FTS.B, 12.5%, 8/24/26 .... 9,351 9,284
L1613877.UP.FTS.B, 13.09%, 8/24/26 .... 11,036 10,961
L1613838.UP.FTS.B, 13.27%, 8/24/26 .... 734 729
L1615725.UP.FTS.B, 13.27%, 8/24/26 .... 3,978 3,951
L1617795.UP.FTS.B, 13.57%, 8/24/26 .... 18,455 18,313
L1614941.UP.FTS.B, 13.72%, 8/24/26 .... 7,165 7,113
L1616432.UP.FTS.B, 13.96%, 8/24/26 .... 13,281 13,190
L1614273.UP.FTS.B, 14.09%, 8/24/26 .... 8,312 8,242

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1615867.UP.FTS.B, 14.28%, 8/24/26 .. $ 6,649 $ 6,603
FW1614076.UP.FTS.B, 14.66%, 8/24/26 .. 7,400 7,349
L1615692.UP.FTS.B, 15.67%, 8/24/26 .... 5,437 1,419
L1617268.UP.FTS.B, 15.74%, 8/24/26 .... 1,868 1,855
L1617016.UP.FTS.B, 15.82%, 8/24/26 .... 13,036 12,953
L1616977.UP.FTS.B, 16.49%, 8/24/26 .... 2,185 2,169
L1617004.UP.FTS.B, 16.62%, 8/24/26 .... 4,518 4,490
L1613683.UP.FTS.B, 16.65%, 8/24/26 .... 4,850 4,817
FW1613769.UP.FTS.B, 16.69%, 8/24/26 .. 3,835 3,803
L1614266.UP.FTS.B, 16.7%, 8/24/26 .... 2,336 2,317
L1616581.UP.FTS.B, 16.94%, 8/24/26 .... 2,251 2,236
L1614751.UP.FTS.B, 17.63%, 8/24/26 .... 11,327 11,249
L1618185.UP.FTS.B, 18.18%, 8/24/26 .... 9,125 9,067
L1614375.UP.FTS.B, 18.88%, 8/24/26 .... 6,110 6,069
L1616929.UP.FTS.B, 19.05%, 8/24/26 .... 7,645 7,594
L1617080.UP.FTS.B, 19.1%, 8/24/26 .... 5,353 5,319
L1613574.UP.FTS.B, 19.14%, 8/24/26 .... 2,295 2,279
L1617202.UP.FTS.B, 19.24%, 8/24/26 .... 2,296 2,282
L1618259.UP.FTS.B, 19.27%, 8/24/26 .... 6,124 6,147
L1613957.UP.FTS.B, 19.33%, 8/24/26 .... 8,423 8,367
L1617047.UP.FTS.B, 19.37%, 8/24/26 .... 2,787 2,793
L1616477.UP.FTS.B, 19.45%, 8/24/26 .... 4,598 4,567
L1597028.UP.FTS.B, 19.71%, 8/24/26 .... 4,256 305
L1614886.UP.FTS.B, 19.82%, 8/24/26 .... 8,602 8,547
L1617537.UP.FTS.B, 20.26%, 8/24/26 .... 2,849 2,830
L1600527.UP.FTS.B, 20.35%, 8/24/26 .... 7,494 7,420
L1613477.UP.FTS.B, 20.77%, 8/24/26 .... 3,135 3,108
L1613128.UP.FTS.B, 21.09%, 8/24/26 .... 38,696 38,433
L1614925.UP.FTS.B, 21.15%, 8/24/26 .... 735 736
FW1617037.UP.FTS.B, 21.16%, 8/24/26 .. 7,823 7,833
L1617008.UP.FTS.B, 21.28%, 8/24/26 .... 2,480 2,484
FW1617548.UP.FTS.B, 21.5%, 8/24/26 ... 3,724 3,737
L1615113.UP.FTS.B, 21.5%, 8/24/26 ..... 2,554 2,560
FW1616680.UP.FTS.B, 21.59%, 8/24/26 .. 9,314 9,251
FW1615331.UP.FTS.B, 21.76%, 8/24/26 .. 18,458 18,482
FW1616224.UP.FTS.B, 21.78%, 8/24/26 .. 224 222
L1616494.UP.FTS.B, 21.88%, 8/24/26 .... 7,327 7,336
L1615740.UP.FTS.B, 22.58%, 8/24/26 .... 3,122 3,134
L1617797.UP.FTS.B, 22.65%, 8/24/26 .... 25,770 25,862
L1614645.UP.FTS.B, 22.79%, 8/24/26 .... 2,501 2,505
L1613261.UP.FTS.B, 22.8%, 8/24/26 .... 2,658 2,662
L1617314.UP.FTS.B, 23.08%, 8/24/26 .... 1,941 1,947
FW1614723.UP.FTS.B, 23.32%, 8/24/26 .. 11,758 11,800
FW1614111.UP.FTS.B, 23.36%, 8/24/26 .. 9,408 9,441
L1617338.UP.FTS.B, 23.46%, 8/24/26 .... 1,961 1,968
L1617363.UP.FTS.B, 23.46%, 8/24/26 .... 6,210 6,167
FW1616273.UP.FTS.B, 23.5%, 8/24/26 ... 763 765
L1615756.UP.FTS.B, 23.61%, 8/24/26 .... 7,852 7,863
FW1616613.UP.FTS.B, 23.91%, 8/24/26 .. 13,984 14,007
L1615616.UP.FTS.B, 23.96%, 8/24/26 .... 3,581 3,544
L1616072.UP.FTS.B, 24%, 8/24/26 ...... 4,857 4,863
L1614419.UP.FTS.B, 24.11%, 8/24/26 .... 856 61
L1615372.UP.FTS.B, 24.2%, 8/24/26 .... 11,190 802
L1614191.UP.FTS.B, 24.4%, 8/24/26 .... 3,284 3,294
L1599086.UP.FTS.B, 24.44%, 8/24/26 .... 6,255 6,274
L1617370.UP.FTS.B, 24.47%, 8/24/26 .... 9,005 1,388
FW1613731.UP.FTS.B, 24.96%, 8/24/26 .. 15,029 15,082
FW1615802.UP.FTS.B, 24.99%, 8/24/26 .. 2,557 2,560
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1617884.UP.FTS.B, 24.99%, 8/24/26 .... $ 949 $ 953
FW1616803.UP.FTS.B, 25.11%, 8/24/26 .. 3,959 3,964
L1617253.UP.FTS.B, 25.15%, 8/24/26 .... 11,086 11,125
FW1591289.UP.FTS.B, 25.18%, 8/24/26 .. 2,693 2,702
L1613599.UP.FTS.B, 25.21%, 8/24/26 .... 1,980 1,987
L1613633.UP.FTS.B, 25.23%, 8/24/26 .... 6,089 6,029
L1616132.UP.FTS.B, 25.25%, 8/24/26 .... 951 954
L1614745.UP.FTS.B, 25.32%, 8/24/26 .... 5,921 1,753
L1614834.UP.FTS.B, 25.32%, 8/24/26 .... 4,650 4,665
L1614231.UP.FTS.B, 25.4%, 8/24/26 .... 1,507 1,512
L1614943.UP.FTS.B, 25.57%, 8/24/26 .... 5,990 5,995
L1613168.UP.FTS.B, 25.62%, 8/24/26 .... 5,844 5,844
FW1616899.UP.FTS.B, 25.66%, 8/24/26 .. 2,104 2,101
FW1618114.UP.FTS.B, 25.78%, 8/24/26 .. 2,543 2,547
L1615232.UP.FTS.B, 25.93%, 8/24/26 .... 3,419 3,431
FW1613979.UP.FTS.B, 26.13%, 8/24/26 .. 804 125
L1616336.UP.FTS.B, 26.22%, 8/24/26 .... 5,200 366
FW1614557.UP.FTS.B, 26.33%, 8/24/26 .. 9,602 9,617
FW1615022.UP.FTS.B, 26.47%, 8/24/26 .. 4,786 4,792
L1617509.UP.FTS.B, 26.53%, 8/24/26 .... 4,909 4,909
FW1616218.UP.FTS.B, 26.77%, 8/24/26 .. 1,729 1,708
FW1615207.UP.FTS.B, 26.92%, 8/24/26 .. 2,092 324
FW1616600.UP.FTS.B, 27.4%, 8/24/26 ... 5,934 5,949
FW1617924.UP.FTS.B, 27.4%, 8/24/26 ... 6,411 6,433
FW1617995.UP.FTS.B, 27.41%, 8/24/26 .. 4,621 4,635
FW1614841.UP.FTS.B, 27.56%, 8/24/26 .. 2,326 2,334
FW1611723.UP.FTS.B, 28.21%, 8/24/26 .. 6,639 1,963
FW1613690.UP.FTS.B, 28.43%, 8/24/26 .. 4,018 4,031
FW1617241.UP.FTS.B, 28.98%, 8/24/26 .. 4,040 4,045
FW1613956.UP.FTS.B, 28.99%, 8/24/26 .. 1,693 504
FW1618115.UP.FTS.B, 29.51%, 8/24/26 .. 9,834 9,837
FW1614066.UP.FTS.B, 29.58%, 8/24/26 .. 4,473 4,484
FW1617403.UP.FTS.B, 29.66%, 8/24/26 .. 6,248 6,254
FW1617836.UP.FTS.B, 29.73%, 8/24/26 .. 3,244 3,255
FW1614632.UP.FTS.B, 29.76%, 8/24/26 .. 1,161 1,159
FW1613466.UP.FTS.B, 30.19%, 8/24/26 .. 1,302 90
FW1614078.UP.FTS.B, 30.3%, 8/24/26 ... 1,545 1,551
FW1613869.UP.FTS.B, 30.42%, 8/24/26 .. 1,058 1,059
FW1614135.UP.FTS.B, 30.54%, 8/24/26 .. 12,382 12,397
FW1615250.UP.FTS.B, 30.57%, 8/24/26 .. 1,547 1,549
FW1615073.UP.FTS.B, 30.97%, 8/24/26 .. 2,449 2,452
FW1612909.UP.FTS.B, 31.01%, 8/24/26 .. 1,004 1,005
FW1617590.UP.FTS.B, 31.04%, 8/24/26 .. 2,041 2,044
FW1615354.UP.FTS.B, 31.17%, 8/24/26 .. 10,577 10,593
FW1616948.UP.FTS.B, 31.18%, 8/24/26 .. 5,835 1,728
FW1614673.UP.FTS.B, 31.31%, 8/24/26 .. 911 912
FW1617796.UP.FTS.B, 31.5%, 8/24/26 ... 2,863 2,873
FW1614110.UP.FTS.B, 32.03%, 8/24/26 .. 3,588 3,586
FW1616102.UP.FTS.B, 32.95%, 8/24/26 .. 3,791 3,796
L1621070.UP.FTS.B, 8.8%, 8/25/26 ..... 21,419 21,274
L1619126.UP.FTS.B, 9.43%, 8/25/26 .... 7,173 7,121
L1618202.UP.FTS.B, 10.07%, 8/25/26 .... 3,602 3,580
L1619514.UP.FTS.B, 10.85%, 8/25/26 .... 3,601 3,578
L1619565.UP.FTS.B, 11.35%, 8/25/26 .... 5,889 5,852
L1619757.UP.FTS.B, 12.57%, 8/25/26 .... 5,862 5,826
L1617914.UP.FTS.B, 12.61%, 8/25/26 .... 3,744 3,715
L1572047.UP.FTS.B, 12.99%, 8/25/26 .... 4,650 4,618
L1620282.UP.FTS.B, 13.89%, 8/25/26 .... 8,785 8,729

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1620912.UP.FTS.B, 14.91%, 8/25/26 .... $ 3,724 $ 3,701
L1620125.UP.FTS.B, 15.38%, 8/25/26 .... 747 743
L1619050.UP.FTS.B, 15.55%, 8/25/26 .... 3,055 3,030
FW1619311.UP.FTS.B, 16.02%, 8/25/26 .. 4,473 4,448
L1619343.UP.FTS.B, 16.69%, 8/25/26 .... 7,871 7,818
L1619826.UP.FTS.B, 16.95%, 8/25/26 .... 11,837 11,758
FW1619065.UP.FTS.B, 16.98%, 8/25/26 .. 18,870 18,739
L1619610.UP.FTS.B, 17.18%, 8/25/26 .... 3,748 3,725
L1620043.UP.FTS.B, 17.72%, 8/25/26 .... 2,381 2,366
L1618708.UP.FTS.B, 19.03%, 8/25/26 .... 15,172 15,080
FW1618685.UP.FTS.B, 19.7%, 8/25/26 ... 7,821 7,763
L1619055.UP.FTS.B, 19.81%, 8/25/26 .... 2,304 2,310
FW1618558.UP.FTS.B, 20.33%, 8/25/26 .. 4,352 4,314
L1618902.UP.FTS.B, 21.03%, 8/25/26 .... 4,304 4,319
L1618616.UP.FTS.B, 21.44%, 8/25/26 .... 7,756 7,776
FW1620348.UP.FTS.B, 22.68%, 8/25/26 .. 2,965 2,943
FW1619947.UP.FTS.B, 22.69%, 8/25/26 .. 1,509 1,493
L1620763.UP.FTS.B, 23.08%, 8/25/26 .... 4,228 4,248
L1620526.UP.FTS.B, 23.25%, 8/25/26 .... 1,567 1,575
L1619423.UP.FTS.B, 24.53%, 8/25/26 .... 2,757 2,771
L1619251.UP.FTS.B, 24.92%, 8/25/26 .... 1,740 1,748
L1619746.UP.FTS.B, 25.05%, 8/25/26 .... 5,053 5,077
L1621031.UP.FTS.B, 25.07%, 8/25/26 .... 4,749 4,772
L1618437.UP.FTS.B, 25.3%, 8/25/26 .... 8,147 8,164
L1619585.UP.FTS.B, 25.33%, 8/25/26 .... 5,786 5,814
L1603724.UP.FTS.B, 25.36%, 8/25/26 .... 336 333
L1618792.UP.FTS.B, 25.43%, 8/25/26 .... 2,696 2,709
L1619028.UP.FTS.B, 25.43%, 8/25/26 .... 6,265 6,296
FW1620759.UP.FTS.B, 25.44%, 8/25/26 .. 3,173 3,188
L1621068.UP.FTS.B, 25.46%, 8/25/26 .... 3,332 3,348
FW1617532.UP.FTS.B, 25.68%, 8/25/26 .. 2,382 2,394
L1620151.UP.FTS.B, 26.66%, 8/25/26 .... 12,579 12,613
FW1619681.UP.FTS.B, 27.38%, 8/25/26 .. 7,616 7,648
FW1615921.UP.FTS.B, 28.4%, 8/25/26 ... 14,661 14,732
FW1618777.UP.FTS.B, 29.12%, 8/25/26 .. 13,327 209
FW1618819.UP.FTS.B, 30.18%, 8/25/26 .. 2,375 167
FW1618172.UP.FTS.B, 31.12%, 8/25/26 .. 6,788 6,801
FW1618300.UP.FTS.B, 31.51%, 8/25/26 .. 5,083 5,104
L1705668.UP.FTS.B, 7.09%, 9/13/26 .... 36,049 35,733
L1706439.UP.FTS.B, 8.12%, 9/13/26 .... 6,922 6,862
L1699091.UP.FTS.B, 8.91%, 9/13/26 .... 37,240 34,976
L1706771.UP.FTS.B, 9.86%, 9/13/26 .... 13,220 13,103
FW1703655.UP.FTS.B, 10.14%, 9/13/26 .. 3,311 3,282
FW1705224.UP.FTS.B, 10.49%, 9/13/26 .. 18,438 18,276
L1694396.UP.FTS.B, 11.41%, 9/13/26 .... 7,448 7,377
L1706158.UP.FTS.B, 11.42%, 9/13/26 .... 2,968 2,942
L1699795.UP.FTS.B, 11.82%, 9/13/26 .... 6,696 6,637
L1706793.UP.FTS.B, 12.07%, 9/13/26 .... 10,397 10,305
L1706436.UP.FTS.B, 12.13%, 9/13/26 .... 2,713 692
L1706444.UP.FTS.B, 12.27%, 9/13/26 .... 4,477 4,438
L1704834.UP.FTS.B, 12.73%, 9/13/26 .... 6,774 6,709
FW1704921.UP.FTS.B, 13.23%, 9/13/26 .. 1,389 1,375
L1706652.UP.FTS.B, 13.34%, 9/13/26 .... 16,159 16,011
L1705580.UP.FTS.B, 14.66%, 9/13/26 .... 14,016 13,880
L1706707.UP.FTS.B, 14.84%, 9/13/26 .... 15,168 15,035
L1705884.UP.FTS.B, 14.95%, 9/13/26 .... 6,831 6,764
L1706863.UP.FTS.B, 15.07%, 9/13/26 .... 4,179 303
L1706806.UP.FTS.B, 15.22%, 9/13/26 .... 5,930 5,878
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1705731.UP.FTS.B, 15.3%, 9/13/26 .... $ 12,204 $ 12,069
L1704776.UP.FTS.B, 15.5%, 9/13/26 .... 5,331 5,279
FW1705595.UP.FTS.B, 15.51%, 9/13/26 .. 11,394 11,281
FW1701565.UP.FTS.B, 15.8%, 9/13/26 ... 18,430 18,203
L1706683.UP.FTS.B, 16.01%, 9/13/26 .... 1,833 1,817
L1705287.UP.FTS.B, 16.2%, 9/13/26 .... 8,795 8,709
L1705917.UP.FTS.B, 16.39%, 9/13/26 .... 4,232 308
L1705607.UP.FTS.B, 16.78%, 9/13/26 .... 23,023 22,797
FW1707042.UP.FTS.B, 16.94%, 9/13/26 .. 10,302 10,188
L1705598.UP.FTS.B, 17.01%, 9/13/26 .... 2,229 2,207
FW1706882.UP.FTS.B, 17.33%, 9/13/26 .. 3,575 3,537
L1699552.UP.FTS.B, 17.37%, 9/13/26 .... 3,235 3,199
L1706066.UP.FTS.B, 18.08%, 9/13/26 .... 5,008 4,933
FW1706809.UP.FTS.B, 18.19%, 9/13/26 .. 14,831 1,073
L1705021.UP.FTS.B, 18.29%, 9/13/26 .... 6,232 6,154
FW1701942.UP.FTS.B, 19.32%, 9/13/26 .. 11,691 11,561
L1706117.UP.FTS.B, 19.33%, 9/13/26 .... 3,377 243
L1705225.UP.FTS.B, 19.41%, 9/13/26 .... 3,661 3,613
FW1705472.UP.FTS.B, 19.5%, 9/13/26 ... 6,212 6,149
L1705864.UP.FTS.B, 19.54%, 9/13/26 .... 24,280 24,202
L1704972.UP.FTS.B, 19.67%, 9/13/26 .... 35,707 33,994
FW1703178.UP.FTS.B, 19.77%, 9/13/26 .. 5,294 766
L1705415.UP.FTS.B, 19.86%, 9/13/26 .... 7,327 7,244
L1699219.UP.FTS.B, 19.88%, 9/13/26 .... 10,956 10,918
L1706913.UP.FTS.B, 20.18%, 9/13/26 .... 5,765 5,755
L1705062.UP.FTS.B, 20.27%, 9/13/26 .... 1,567 1,564
L1705666.UP.FTS.B, 20.28%, 9/13/26 .... 1,725 1,699
L1705855.UP.FTS.B, 20.56%, 9/13/26 .... 5,492 5,431
L1706223.UP.FTS.B, 20.97%, 9/13/26 .... 12,180 11,585
L1706832.UP.FTS.B, 21.04%, 9/13/26 .... 4,662 4,652
L1706003.UP.FTS.B, 21.07%, 9/13/26 .... 5,507 5,445
L1706013.UP.FTS.B, 21.25%, 9/13/26 .... 7,086 7,007
FW1705757.UP.FTS.B, 21.7%, 9/13/26 ... 2,842 2,837
L1706836.UP.FTS.B, 21.71%, 9/13/26 .... 5,296 5,229
FW1706388.UP.FTS.B, 21.83%, 9/13/26 .. 4,740 4,733
L1706178.UP.FTS.B, 22.1%, 9/13/26 .... 2,769 2,765
L1702725.UP.FTS.B, 22.11%, 9/13/26 .... 2,033 1,933
L1706147.UP.FTS.B, 23.21%, 9/13/26 .... 3,983 3,969
L1706970.UP.FTS.B, 23.23%, 9/13/26 .... 1,592 1,589
L1706347.UP.FTS.B, 23.37%, 9/13/26 .... 7,206 7,182
L1706443.UP.FTS.B, 23.44%, 9/13/26 .... 2,406 2,398
L1706495.UP.FTS.B, 23.71%, 9/13/26 .... 7,150 7,136
L1706931.UP.FTS.B, 24.04%, 9/13/26 .... 959 958
L1706350.UP.FTS.B, 24.39%, 9/13/26 .... 16,142 16,091
L1706467.UP.FTS.B, 24.5%, 9/13/26 .... 1,005 994
L1704980.UP.FTS.B, 24.51%, 9/13/26 .... 4,134 1,187
L1705774.UP.FTS.B, 24.52%, 9/13/26 .... 6,474 6,454
L1705551.UP.FTS.B, 24.8%, 9/13/26 .... 13,472 968
L1699725.UP.FTS.B, 24.98%, 9/13/26 .... 1,626 1,621
L1705130.UP.FTS.B, 24.98%, 9/13/26 .... 2,410 2,406
L1705055.UP.FTS.B, 24.99%, 9/13/26 .... 1,538 1,533
FW1694399.UP.FTS.B, 25.04%, 9/13/26 .. 2,411 2,407
L1704899.UP.FTS.B, 25.19%, 9/13/26 .... 5,134 4,971
L1706179.UP.FTS.B, 25.28%, 9/13/26 .... 1,046 1,034
L1705964.UP.FTS.B, 25.31%, 9/13/26 .... 4,104 4,097
L1671620.UP.FTS.B, 25.49%, 9/13/26 .... 2,527 2,516
L1707003.UP.FTS.B, 25.5%, 9/13/26 .... 1,369 1,367
L1707020.UP.FTS.B, 25.62%, 9/13/26 .... 1,011 4

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1705539.UP.FTS.B, 25.63%, 9/13/26 .. $ 4,326 $ 307
FW1705410.UP.FTS.B, 26.37%, 9/13/26 .. 15,620 15,570
L1704856.UP.FTS.B, 26.37%, 9/13/26 .... 12,842 112
FW1705619.UP.FTS.B, 26.39%, 9/13/26 .. 2,022 2,019
L1706658.UP.FTS.B, 26.61%, 9/13/26 .... 5,738 5,722
L1704906.UP.FTS.B, 26.62%, 9/13/26 .... 6,075 6,064
L1706122.UP.FTS.B, 26.74%, 9/13/26 .... 6,807 6,795
FW1706840.UP.FTS.B, 26.82%, 9/13/26 .. 29,236 29,128
FW1705300.UP.FTS.B, 26.94%, 9/13/26 .. 1,784 1,781
FW1704992.UP.FTS.B, 27.2%, 9/13/26 ... 1,625 1,622
FW1706600.UP.FTS.B, 28.17%, 9/13/26 .. 6,527 6,516
FW1704833.UP.FTS.B, 28.32%, 9/13/26 .. 1,494 1,487
FW1705464.UP.FTS.B, 28.92%, 9/13/26 .. 6,142 6,131
FW1705970.UP.FTS.B, 29.06%, 9/13/26 .. 3,234 3,218
FW1704923.UP.FTS.B, 29.37%, 9/13/26 .. 2,132 2,121
FW1705494.UP.FTS.B, 29.37%, 9/13/26 .. 8,658 (17)
FW1706656.UP.FTS.B, 29.5%, 9/13/26 ... 1,674 1,591
FW1706055.UP.FTS.B, 29.52%, 9/13/26 .. 1,457 1,453
FW1705213.UP.FTS.B, 29.91%, 9/13/26 .. 4,936 4,927
FW1704840.UP.FTS.B, 30.21%, 9/13/26 .. 2,513 2,502
FW1706229.UP.FTS.B, 30.24%, 9/13/26 .. 3,689 3,681
FW1705888.UP.FTS.B, 30.31%, 9/13/26 .. 2,443 2,437
FW1706453.UP.FTS.B, 30.32%, 9/13/26 .. 798 772
FW1705816.UP.FTS.B, 30.33%, 9/13/26 .. 3,518 245
FW1705791.UP.FTS.B, 30.47%, 9/13/26 .. 4,112 4,103
FW1705881.UP.FTS.B, 30.81%, 9/13/26 .. 4,135 4,127
FW1705876.UP.FTS.B, 30.83%, 9/13/26 .. 1,405 1,402
FW1706907.UP.FTS.B, 30.87%, 9/13/26 .. 1,488 1,485
FW1705418.UP.FTS.B, 30.88%, 9/13/26 .. 5,998 424
FW1706713.UP.FTS.B, 30.93%, 9/13/26 .. 4,798 4,788
FW1706040.UP.FTS.B, 30.94%, 9/13/26 .. 4,963 4,953
FW1705167.UP.FTS.B, 31%, 9/13/26 .... 1,322 92
FW1705946.UP.FTS.B, 31.02%, 9/13/26 .. 1,158 82
FW1706308.UP.FTS.B, 31.09%, 9/13/26 .. 6,082 6,062
FW1704990.UP.FTS.B, 31.11%, 9/13/26 .. 1,090 1,085
FW1706597.UP.FTS.B, 31.11%, 9/13/26 .. 1,572 1,569
FW1706019.UP.FTS.B, 31.21%, 9/13/26 .. 3,415 240
FW1706293.UP.FTS.B, 31.37%, 9/13/26 .. 1,990 1,982
FW1706400.UP.FTS.B, 31.38%, 9/13/26 .. 3,231 3,225
FW1697654.UP.FTS.B, 31.43%, 9/13/26 .. 1,589 110
FW1703542.UP.FTS.B, 31.45%, 9/13/26 .. 20,093 20,020
FW1706938.UP.FTS.B, 31.73%, 9/13/26 .. 1,394 98
FW1706244.UP.FTS.B, 31.81%, 9/13/26 .. 996 994
FW1706582.UP.FTS.B, 31.84%, 9/13/26 .. 2,234 2,230
FW1705307.UP.FTS.B, 31.85%, 9/13/26 .. 4,733 4,723
FW1704764.UP.FTS.B, 32.03%, 9/13/26 .. 2,575 2,563
FW1706420.UP.FTS.B, 32.09%, 9/13/26 .. 4,071 4,063
FW1705262.UP.FTS.B, 32.4%, 9/13/26 ... 5,610 5,332
FW1705022.UP.FTS.B, 32.46%, 9/13/26 .. 6,423 6,392
FW1705847.UP.FTS.B, 32.5%, 9/13/26 ... 1,921 1,901
L1880089.UP.FTS.B, 6%, 10/19/26 ...... 6,069 6,090
L1877184.UP.FTS.B, 9.06%, 10/19/26 .... 6,763 6,710
L1851771.UP.FTS.B, 9.22%, 10/19/26 .... 2,613 2,592
L1878256.UP.FTS.B, 9.69%, 10/19/26 .... 7,335 7,271
L1880702.UP.FTS.B, 9.87%, 10/19/26 .... 13,044 12,942
L1875318.UP.FTS.B, 10.07%, 10/19/26 ... 4,500 4,463
FW1879016.UP.FTS.B, 10.84%, 10/19/26 . 18,856 18,700
L1881256.UP.FTS.B, 11.03%, 10/19/26 ... 8,990 8,914
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1878336.UP.FTS.B, 11.06%, 10/19/26 ... $ 1,348 $ 1,332
L1879834.UP.FTS.B, 11.35%, 10/19/26 ... 18,858 18,702
L1879823.UP.FTS.B, 11.68%, 10/19/26 ... 15,546 15,404
L1880360.UP.FTS.B, 12.99%, 10/19/26 ... 22,929 22,740
FW1879031.UP.FTS.B, 13.13%, 10/19/26 . 5,355 5,307
FW1878185.UP.FTS.B, 13.38%, 10/19/26 . 30,646 30,393
L1879789.UP.FTS.B, 13.49%, 10/19/26 ... 17,060 16,892
L1881217.UP.FTS.B, 14.02%, 10/19/26 ... 4,321 4,269
L1878258.UP.FTS.B, 14.16%, 10/19/26 ... 6,164 6,109
L1877450.UP.FTS.B, 14.9%, 10/19/26 .... 2,974 2,947
L1879966.UP.FTS.B, 14.94%, 10/19/26 ... 7,733 7,663
L1879160.UP.FTS.B, 15.75%, 10/19/26 ... 5,485 5,171
L1880586.UP.FTS.B, 15.78%, 10/19/26 ... 5,831 5,770
L1877560.UP.FTS.B, 16.13%, 10/19/26 ... 30,266 4,374
L1864741.UP.FTS.B, 16.15%, 10/19/26 ... 4,672 4,630
L1881295.UP.FTS.B, 16.28%, 10/19/26 ... 5,455 5,406
L1878278.UP.FTS.B, 16.38%, 10/19/26 ... 7,797 7,727
L1877933.UP.FTS.B, 16.4%, 10/19/26 .... 2,302 2,283
L1832966.UP.FTS.B, 16.66%, 10/19/26 ... 15,494 15,350
L1860514.UP.FTS.B, 16.68%, 10/19/26 ... 8,439 8,339
L1878027.UP.FTS.B, 16.7%, 10/19/26 .... 7,731 7,657
L1877381.UP.FTS.B, 17.14%, 10/19/26 ... 6,244 6,192
L1881555.UP.FTS.B, 17.31%, 10/19/26 ... 5,095 5,043
FW1876338.UP.FTS.B, 17.58%, 10/19/26 . 2,826 2,800
FW1881188.UP.FTS.B, 17.77%, 10/19/26 . 2,166 2,145
L1879412.UP.FTS.B, 17.84%, 10/19/26 ... 4,139 4,089
L1880095.UP.FTS.B, 17.84%, 10/19/26 ... 11,793 11,696
L1879540.UP.FTS.B, 17.97%, 10/19/26 ... 4,197 168
L1880587.UP.FTS.B, 18.12%, 10/19/26 ... 3,149 3,121
L1876765.UP.FTS.B, 18.15%, 10/19/26 ... 1,961 1,888
L1871080.UP.FTS.B, 18.23%, 10/19/26 ... 4,813 4,531
FW1881398.UP.FTS.B, 18.35%, 10/19/26 . 2,759 2,734
L1880031.UP.FTS.B, 18.37%, 10/19/26 ... 4,815 4,534
L1876524.UP.FTS.B, 18.4%, 10/19/26 .... 4,338 4,293
FW1877226.UP.FTS.B, 19.27%, 10/19/26 . 10,229 10,222
L1879198.UP.FTS.B, 19.39%, 10/19/26 ... 10,380 10,264
L1877239.UP.FTS.B, 19.55%, 10/19/26 ... 4,216 307
L1876835.UP.FTS.B, 19.58%, 10/19/26 ... 794 786
L1879248.UP.FTS.B, 19.71%, 10/19/26 ... 4,925 4,636
L1879737.UP.FTS.B, 19.73%, 10/19/26 ... 4,290 4,246
L1877523.UP.FTS.B, 19.9%, 10/19/26 .... 4,767 4,494
L1871750.UP.FTS.B, 19.96%, 10/19/26 ... 4,771 4,770
L1874758.UP.FTS.B, 20.02%, 10/19/26 ... 1,700 609
FW1880709.UP.FTS.B, 20.07%, 10/19/26 . 5,571 5,520
L1876035.UP.FTS.B, 20.11%, 10/19/26 ... 3,184 3,183
L1877722.UP.FTS.B, 20.57%, 10/19/26 ... 13,005 12,244
FW1880186.UP.FTS.B, 20.64%, 10/19/26 . 4,471 4,469
L1879731.UP.FTS.B, 20.78%, 10/19/26 ... 3,994 3,953
FW1877068.UP.FTS.B, 20.9%, 10/19/26 .. 10,285 10,274
FW1878875.UP.FTS.B, 20.95%, 10/19/26 . 3,885 579
FW1877987.UP.FTS.B, 20.97%, 10/19/26 . 3,185 3,067
L1881502.UP.FTS.B, 21.09%, 10/19/26 ... 6,501 6,202
L1877922.UP.FTS.B, 21.18%, 10/19/26 ... 3,364 510
L1876777.UP.FTS.B, 21.6%, 10/19/26 .... 6,853 6,844
L1881182.UP.FTS.B, 21.66%, 10/19/26 ... 4,416 4,370
L1881025.UP.FTS.B, 21.78%, 10/19/26 ... 31,689 31,340
L1877982.UP.FTS.B, 21.8%, 10/19/26 .... 2,373 2,276
L1876819.UP.FTS.B, 22.33%, 10/19/26 ... 13,808 13,771

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW1878006.UP.FTS.B, 22.44%, 10/19/26 . $ 9,668 $ 9,664
L1876562.UP.FTS.B, 22.64%, 10/19/26 ... 4,137 4,078
L1862143.UP.FTS.B, 22.66%, 10/19/26 ... 2,712 2,708
FW1875013.UP.FTS.B, 22.78%, 10/19/26 . 7,263 7,260
L1876648.UP.FTS.B, 22.83%, 10/19/26 ... 9,036 8,597
L1877299.UP.FTS.B, 22.84%, 10/19/26 ... 9,688 9,683
FW1866351.UP.FTS.B, 22.85%, 10/19/26 . 2,018 2,017
FW1879854.UP.FTS.B, 22.85%, 10/19/26 . 8,410 8,390
FW1880160.UP.FTS.B, 22.89%, 10/19/26 . 4,209 4,199
L1880353.UP.FTS.B, 22.93%, 10/19/26 ... 2,896 842
L1876513.UP.FTS.B, 22.94%, 10/19/26 ... 3,540 3,538
L1878106.UP.FTS.B, 22.97%, 10/19/26 ... 13,836 13,808
FW1880551.UP.FTS.B, 23.22%, 10/19/26 . 5,204 5,199
L1879610.UP.FTS.B, 23.28%, 10/19/26 ... 5,782 5,503
FW1880088.UP.FTS.B, 23.43%, 10/19/26 . 7,449 7,445
FW1876728.UP.FTS.B, 23.57%, 10/19/26 . 11,912 11,891
L1879667.UP.FTS.B, 23.62%, 10/19/26 ... 2,839 2,832
L1880716.UP.FTS.B, 23.94%, 10/19/26 ... 4,464 4,462
L1879363.UP.FTS.B, 23.97%, 10/19/26 ... 5,683 5,680
L1880563.UP.FTS.B, 24.05%, 10/19/26 ... 2,258 2,256
FW1877179.UP.FTS.B, 24.14%, 10/19/26 . 16,168 16,154
L1876901.UP.FTS.B, 24.3%, 10/19/26 .... 4,581 4,362
L1879183.UP.FTS.B, 24.36%, 10/19/26 ... 10,576 10,570
L1877178.UP.FTS.B, 24.58%, 10/19/26 ... 4,967 4,965
L1878749.UP.FTS.B, 24.6%, 10/19/26 .... 3,263 3,255
L1881431.UP.FTS.B, 24.79%, 10/19/26 ... 1,304 1,303
L1877594.UP.FTS.B, 24.95%, 10/19/26 ... 2,855 2,854
L1878845.UP.FTS.B, 24.96%, 10/19/26 ... 12,918 275
L1880129.UP.FTS.B, 24.99%, 10/19/26 ... 2,721 2,713
L1877167.UP.FTS.B, 25.04%, 10/19/26 ... 4,553 4,340
L1877074.UP.FTS.B, 25.09%, 10/19/26 ... 25,382 24,145
L1880227.UP.FTS.B, 25.15%, 10/19/26 ... 1,633 1,632
L1880423.UP.FTS.B, 25.24%, 10/19/26 ... 5,876 5,596
L1878824.UP.FTS.B, 25.27%, 10/19/26 ... 3,665 3,658
FW1881461.UP.FTS.B, 25.38%, 10/19/26 . 4,905 4,902
L1876477.UP.FTS.B, 25.39%, 10/19/26 ... 2,861 2,860
L1876700.UP.FTS.B, 25.46%, 10/19/26 ... 2,617 2,616
L1876404.UP.FTS.B, 25.47%, 10/19/26 ... 1,636 1,635
L1879422.UP.FTS.B, 25.49%, 10/19/26 ... 1,616 1,593
L1878742.UP.FTS.B, 25.52%, 10/19/26 ... 4,091 4,088
L1873948.UP.FTS.B, 25.57%, 10/19/26 ... 8,183 8,178
L1880045.UP.FTS.B, 25.59%, 10/19/26 ... 1,888 1,883
L1880122.UP.FTS.B, 25.62%, 10/19/26 ... 12,183 862
L1880707.UP.FTS.B, 25.7%, 10/19/26 .... 1,880 1,872
L1879612.UP.FTS.B, 25.74%, 10/19/26 ... 7,504 7,494
FW1881063.UP.FTS.B, 25.77%, 10/19/26 . 6,991 157
FW1879167.UP.FTS.B, 25.8%, 10/19/26 .. 824 822
L1879783.UP.FTS.B, 25.86%, 10/19/26 ... 2,705 2,703
L1878517.UP.FTS.B, 25.91%, 10/19/26 ... 8,032 8,027
FW1878125.UP.FTS.B, 25.92%, 10/19/26 . 1,882 285
L1878925.UP.FTS.B, 26.03%, 10/19/26 ... 6,771 6,761
L1876834.UP.FTS.B, 26.05%, 10/19/26 ... 13,109 13,081
FW1877802.UP.FTS.B, 26.08%, 10/19/26 . 6,178 6,164
L1877874.UP.FTS.B, 26.52%, 10/19/26 ... 3,699 3,697
FW1877751.UP.FTS.B, 26.95%, 10/19/26 . 3,265 3,261
FW1876658.UP.FTS.B, 27.58%, 10/19/26 . 2,891 2,889
FW1878828.UP.FTS.B, 27.6%, 10/19/26 .. 8,567 8,152
FW1862190.UP.FTS.B, 27.8%, 10/19/26 .. 16,124 16,114
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1877173.UP.FTS.B, 27.96%, 10/19/26 . $ 8,425 $ 8,019
FW1878010.UP.FTS.B, 28.01%, 10/19/26 . 8,277 8,272
FW1877218.UP.FTS.B, 28.56%, 10/19/26 . 8,305 8,284
FW1876795.UP.FTS.B, 29.56%, 10/19/26 . 2,667 2,665
FW1880308.UP.FTS.B, 29.56%, 10/19/26 . 1,077 1,076
FW1878356.UP.FTS.B, 29.67%, 10/19/26 . 3,170 3,167
FW1881190.UP.FTS.B, 29.8%, 10/19/26 .. 1,254 1,194
FW1876731.UP.FTS.B, 30.12%, 10/19/26 . 2,344 2,323
FW1879914.UP.FTS.B, 30.16%, 10/19/26 . 1,680 499
FW1876979.UP.FTS.B, 30.26%, 10/19/26 . 2,508 2,506
FW1876491.UP.FTS.B, 30.62%, 10/19/26 . 5,444 5,440
FW1871822.UP.FTS.B, 30.64%, 10/19/26 . 8,301 8,289
FW1878098.UP.FTS.B, 30.84%, 10/19/26 . 1,006 1,005
FW1878626.UP.FTS.B, 30.84%, 10/19/26 . 4,351 4,141
FW1878489.UP.FTS.B, 30.93%, 10/19/26 . 1,295 1,231
FW1878108.UP.FTS.B, 31%, 10/19/26 ... 2,535 2,417
FW1878804.UP.FTS.B, 31.02%, 10/19/26 . 2,497 736
FW1880218.UP.FTS.B, 31.05%, 10/19/26 . 1,927 1,864
FW1880229.UP.FTS.B, 31.05%, 10/19/26 . 1,174 1,174
FW1881168.UP.FTS.B, 31.09%, 10/19/26 . 1,680 1,676
FW1881200.UP.FTS.B, 31.14%, 10/19/26 . 3,295 3,143
FW1880325.UP.FTS.B, 31.15%, 10/19/26 . 1,259 1,256
FW1877253.UP.FTS.B, 31.23%, 10/19/26 . 1,022 301
FW1876515.UP.FTS.B, 31.37%, 10/19/26 . 2,765 816
FW1878691.UP.FTS.B, 31.38%, 10/19/26 . 12,177 12,154
FW1876497.UP.FTS.B, 31.41%, 10/19/26 . 2,856 2,854
FW1880576.UP.FTS.B, 31.56%, 10/19/26 . 2,425 2,422
FW1877716.UP.FTS.B, 31.6%, 10/19/26 .. 3,364 3,361
FW1876495.UP.FTS.B, 31.7%, 10/19/26 .. 5,384 5,379
FW1876692.UP.FTS.B, 32.21%, 10/19/26 . 7,840 7,834
FW1879021.UP.FTS.B, 32.25%, 10/19/26 . 5,044 5,038
L1990756.UP.FTS.B, 7.18%, 11/08/26 .... 9,021 8,942
L1990115.UP.FTS.B, 8.12%, 11/08/26 .... 3,781 3,748
L1995369.UP.FTS.B, 8.19%, 11/08/26 .... 6,052 6,000
L1999933.UP.FTS.B, 8.2%, 11/08/26 ..... 18,302 18,139
L1991806.UP.FTS.B, 8.35%, 11/08/26 .... 1,743 1,727
FW1995576.UP.FTS.B, 8.64%, 11/08/26 .. 12,017 11,908
L1994718.UP.FTS.B, 8.83%, 11/08/26 .... 14,432 14,307
L1991230.UP.FTS.B, 9.13%, 11/08/26 .... 19,459 19,289
L1996991.UP.FTS.B, 9.23%, 11/08/26 .... 21,143 20,960
L1988974.UP.FTS.B, 9.55%, 11/08/26 .... 7,400 7,334
L1994652.UP.FTS.B, 9.68%, 11/08/26 .... 13,742 13,623
L1994371.UP.FTS.B, 9.71%, 11/08/26 .... 4,796 1,205
L1993451.UP.FTS.B, 9.84%, 11/08/26 .... 9,544 9,461
L1997701.UP.FTS.B, 10.05%, 11/08/26 ... 3,063 3,035
L1993369.UP.FTS.B, 10.08%, 11/08/26 ... 765 759
L1998549.UP.FTS.B, 10.13%, 11/08/26 ... 4,454 1,119
L1992632.UP.FTS.B, 10.14%, 11/08/26 ... 4,134 4,093
L1996044.UP.FTS.B, 10.24%, 11/08/26 ... 13,997 13,838
L1996355.UP.FTS.B, 10.29%, 11/08/26 ... 9,961 9,861
L1992891.UP.FTS.B, 10.76%, 11/08/26 ... 6,160 6,094
FW1995006.UP.FTS.B, 10.93%, 11/08/26 . 9,999 9,899
L1988958.UP.FTS.B, 10.98%, 11/08/26 ... 1,154 1,143
L1991593.UP.FTS.B, 11.07%, 11/08/26 ... 38,613 38,200
L1994793.UP.FTS.B, 11.1%, 11/08/26 .... 11,549 11,433
FW1989633.UP.FTS.B, 11.19%, 11/08/26 . 4,615 4,569
L1991421.UP.FTS.B, 11.28%, 11/08/26 ... 1,628 221
L1998866.UP.FTS.B, 11.49%, 11/08/26 ... 13,112 12,981

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1993850.UP.FTS.B, 11.61%, 11/08/26 ... $ 8,494 $ 8,409
L1996448.UP.FTS.B, 11.66%, 11/08/26 ... 30,897 30,588
FW1993483.UP.FTS.B, 11.78%, 11/08/26 . 15,103 14,946
L1994627.UP.FTS.B, 11.81%, 11/08/26 ... 4,638 4,599
L1999369.UP.FTS.B, 11.96%, 11/08/26 ... 1,548 1,532
L2000077.UP.FTS.B, 12.06%, 11/08/26 ... 11,613 11,497
L1995371.UP.FTS.B, 12.23%, 11/08/26 ... 3,100 3,069
L1995435.UP.FTS.B, 12.23%, 11/08/26 ... 1,318 1,304
L1999575.UP.FTS.B, 12.84%, 11/08/26 ... 855 847
L1989008.UP.FTS.B, 12.93%, 11/08/26 ... 1,323 1,310
L1989940.UP.FTS.B, 12.93%, 11/08/26 ... 2,179 2,157
L1988972.UP.FTS.B, 13.14%, 11/08/26 ... 4,345 4,293
L1988372.UP.FTS.B, 13.34%, 11/08/26 ... 4,424 4,376
L1996493.UP.FTS.B, 13.68%, 11/08/26 ... 16,043 4,079
L1988558.UP.FTS.B, 14.04%, 11/08/26 ... 1,175 1,162
L1995820.UP.FTS.B, 14.08%, 11/08/26 ... 7,124 7,049
L1993366.UP.FTS.B, 14.1%, 11/08/26 .... 1,567 1,551
L1994789.UP.FTS.B, 14.19%, 11/08/26 ... 5,486 5,431
L1996580.UP.FTS.B, 14.28%, 11/08/26 ... 6,663 6,597
FW1997293.UP.FTS.B, 14.33%, 11/08/26 . 3,921 3,882
L1995404.UP.FTS.B, 14.33%, 11/08/26 ... 6,274 6,198
L1988359.UP.FTS.B, 14.56%, 11/08/26 ... 3,995 2,118
FW1992670.UP.FTS.B, 14.58%, 11/08/26 . 25,132 24,882
L1974259.UP.FTS.B, 14.58%, 11/08/26 ... 8,647 633
L1993869.UP.FTS.B, 14.59%, 11/08/26 ... 5,543 5,474
L1993214.UP.FTS.B, 14.6%, 11/08/26 .... 7,855 7,776
FW1997612.UP.FTS.B, 14.81%, 11/08/26 . 3,539 3,503
L1993049.UP.FTS.B, 14.87%, 11/08/26 ... 15,768 15,600
L1991804.UP.FTS.B, 14.89%, 11/08/26 ... 6,295 6,233
L1995379.UP.FTS.B, 15.15%, 11/08/26 ... 5,515 5,460
FW1998913.UP.FTS.B, 15.22%, 11/08/26 . 3,558 3,511
FW1991878.UP.FTS.B, 15.23%, 11/08/26 . 3,941 3,902
L1994098.UP.FTS.B, 15.34%, 11/08/26 ... 11,829 11,711
L1989812.UP.FTS.B, 15.46%, 11/08/26 ... 20,221 1,462
L1992261.UP.FTS.B, 15.59%, 11/08/26 ... 2,211 2,189
L1989271.UP.FTS.B, 15.62%, 11/08/26 ... 9,478 9,384
L1997630.UP.FTS.B, 15.64%, 11/08/26 ... 4,371 4,325
L1992471.UP.FTS.B, 15.65%, 11/08/26 ... 19,828 19,618
FW1998360.UP.FTS.B, 15.76%, 11/08/26 . 6,322 6,245
FW1991255.UP.FTS.B, 15.82%, 11/08/26 . 9,094 9,003
FW1994230.UP.FTS.B, 15.86%, 11/08/26 . 3,164 3,125
L1992540.UP.FTS.B, 16%, 11/08/26 ..... 13,391 13,256
L1991691.UP.FTS.B, 16.02%, 11/08/26 ... 5,493 223
L1992970.UP.FTS.B, 16.04%, 11/08/26 ... 11,818 11,672
L1989989.UP.FTS.B, 16.18%, 11/08/26 ... 8,488 8,375
L1992622.UP.FTS.B, 16.26%, 11/08/26 ... 4,704 4,646
L1988932.UP.FTS.B, 16.37%, 11/08/26 ... 3,159 3,120
L1993244.UP.FTS.B, 16.45%, 11/08/26 ... 4,846 2,693
FW1992743.UP.FTS.B, 16.8%, 11/08/26 .. 3,180 3,141
L1989606.UP.FTS.B, 16.9%, 11/08/26 .... 3,181 3,143
L1993463.UP.FTS.B, 16.94%, 11/08/26 ... 7,556 7,465
L1989805.UP.FTS.B, 17.05%, 11/08/26 ... 11,670 11,522
L1997469.UP.FTS.B, 17.09%, 11/08/26 ... 7,324 7,221
L1998067.UP.FTS.B, 17.15%, 11/08/26 ... 34,237 33,793
FW1999118.UP.FTS.B, 17.22%, 11/08/26 . 4,780 4,722
L1993764.UP.FTS.B, 17.26%, 11/08/26 ... 1,195 1,183
FW1998398.UP.FTS.B, 17.48%, 11/08/26 . 3,987 3,938
L1991180.UP.FTS.B, 17.58%, 11/08/26 ... 2,789 2,755
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1991140.UP.FTS.B, 17.85%, 11/08/26 ... $ 4,061 $ 2,318
FW1995939.UP.FTS.B, 17.87%, 11/08/26 . 12,791 12,636
L1995433.UP.FTS.B, 17.92%, 11/08/26 ... 3,198 3,153
L1995974.UP.FTS.B, 18.08%, 11/08/26 ... 7,560 7,466
L1988482.UP.FTS.B, 18.26%, 11/08/26 ... 6,247 6,159
FW1989355.UP.FTS.B, 18.43%, 11/08/26 . 15,330 15,129
L1996438.UP.FTS.B, 18.51%, 11/08/26 ... 4,497 4,435
FW1997639.UP.FTS.B, 18.71%, 11/08/26 . 8,048 7,963
L1992806.UP.FTS.B, 18.72%, 11/08/26 ... 12,042 11,896
L1990465.UP.FTS.B, 18.74%, 11/08/26 ... 4,818 4,759
L1995842.UP.FTS.B, 18.87%, 11/08/26 ... 2,812 2,784
FW1999686.UP.FTS.B, 18.97%, 11/08/26 . 13,667 13,500
L1997527.UP.FTS.B, 19%, 11/08/26 ..... 8,844 8,719
L1995168.UP.FTS.B, 19.1%, 11/08/26 .... 8,044 7,946
L1994058.UP.FTS.B, 19.2%, 11/08/26 .... 2,604 186
L1990580.UP.FTS.B, 19.47%, 11/08/26 ... 20,317 20,051
L1998235.UP.FTS.B, 19.5%, 11/08/26 .... 2,444 2,407
L1996217.UP.FTS.B, 19.54%, 11/08/26 ... 3,686 3,633
FW1993731.UP.FTS.B, 19.61%, 11/08/26 . 1,954 1,924
L1990151.UP.FTS.B, 19.66%, 11/08/26 ... 24,229 23,851
FW1990125.UP.FTS.B, 20.11%, 11/08/26 . 6,978 6,873
FW1992267.UP.FTS.B, 20.22%, 11/08/26 . 40,446 40,244
FW1994680.UP.FTS.B, 20.27%, 11/08/26 . 2,429 2,394
L1991181.UP.FTS.B, 20.28%, 11/08/26 ... 8,720 8,663
L1992552.UP.FTS.B, 20.32%, 11/08/26 ... 14,103 13,900
L1998611.UP.FTS.B, 20.35%, 11/08/26 ... 20,004 19,716
L1992903.UP.FTS.B, 20.68%, 11/08/26 ... 8,970 653
L1996185.UP.FTS.B, 20.69%, 11/08/26 ... 4,054 4,005
L1996508.UP.FTS.B, 20.76%, 11/08/26 ... 8,156 8,048
L1988462.UP.FTS.B, 20.81%, 11/08/26 ... 5,244 5,180
L1991281.UP.FTS.B, 20.82%, 11/08/26 ... 1,785 1,760
L1997930.UP.FTS.B, 20.97%, 11/08/26 ... 3,573 3,522
L1992016.UP.FTS.B, 21%, 11/08/26 ..... 25,915 25,780
L1994689.UP.FTS.B, 21.04%, 11/08/26 ... 3,262 3,212
L1997831.UP.FTS.B, 21.12%, 11/08/26 ... 8,854 643
L1993906.UP.FTS.B, 21.28%, 11/08/26 ... 4,472 4,450
L1989334.UP.FTS.B, 21.32%, 11/08/26 ... 16,266 16,184
L1991956.UP.FTS.B, 21.37%, 11/08/26 ... 1,627 1,607
L1996174.UP.FTS.B, 21.54%, 11/08/26 ... 8,481 8,326
L1999276.UP.FTS.B, 21.67%, 11/08/26 ... 818 806
L1995448.UP.FTS.B, 21.72%, 11/08/26 ... 1,481 8
FW1991047.UP.FTS.B, 21.84%, 11/08/26 . 2,854 2,840
L1989095.UP.FTS.B, 21.91%, 11/08/26 ... 7,447 7,332
L1991663.UP.FTS.B, 21.95%, 11/08/26 ... 8,426 8,380
L1995141.UP.FTS.B, 22.04%, 11/08/26 ... 24,817 14,689
L1996051.UP.FTS.B, 22.14%, 11/08/26 ... 6,308 6,226
FW1990423.UP.FTS.B, 22.23%, 11/08/26 . 8,161 8,119
FW1989899.UP.FTS.B, 22.28%, 11/08/26 . 2,275 2,263
L1991475.UP.FTS.B, 22.35%, 11/08/26 ... 1,635 1,626
FW1998543.UP.FTS.B, 22.52%, 11/08/26 . 11,944 11,883
FW1998089.UP.FTS.B, 22.65%, 11/08/26 . 7,367 7,263
L1994202.UP.FTS.B, 22.77%, 11/08/26 ... 42,794 11,909
L1971121.UP.FTS.B, 22.87%, 11/08/26 ... 3,036 55
L1989194.UP.FTS.B, 22.95%, 11/08/26 ... 3,582 3,545
FW1995331.UP.FTS.B, 23.11%, 11/08/26 . 6,153 6,121
FW1994811.UP.FTS.B, 23.15%, 11/08/26 . 8,570 8,446
L1997437.UP.FTS.B, 23.17%, 11/08/26 ... 4,952 358
L1996768.UP.FTS.B, 23.2%, 11/08/26 .... 8,151 8,106

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1998723.UP.FTS.B, 23.2%, 11/08/26 .... $ 2,462 $ 2,449
FW1998471.UP.FTS.B, 23.26%, 11/08/26 . 8,844 633
L1999817.UP.FTS.B, 23.27%, 11/08/26 ... 4,926 4,901
L1996138.UP.FTS.B, 23.54%, 11/08/26 ... 6,070 1,733
FW1997494.UP.FTS.B, 23.73%, 11/08/26 . 13,063 12,990
FW1998286.UP.FTS.B, 23.78%, 11/08/26 . 11,500 11,310
L1997541.UP.FTS.B, 23.86%, 11/08/26 ... 6,174 6,098
L1970963.UP.FTS.B, 23.87%, 11/08/26 ... 4,446 4,423
L1989785.UP.FTS.B, 23.91%, 11/08/26 ... 11,082 11,006
FW1995090.UP.FTS.B, 23.92%, 11/08/26 . 4,117 4,096
L1991822.UP.FTS.B, 23.93%, 11/08/26 ... 7,635 168
FW1993349.UP.FTS.B, 24.02%, 11/08/26 . 6,179 6,147
L1988349.UP.FTS.B, 24.02%, 11/08/26 ... 2,801 2,787
L1996843.UP.FTS.B, 24.19%, 11/08/26 ... 8,245 8,202
FW1994028.UP.FTS.B, 24.21%, 11/08/26 . 5,772 5,742
L1995969.UP.FTS.B, 24.32%, 11/08/26 ... 2,914 1,721
L1997965.UP.FTS.B, 24.59%, 11/08/26 ... 5,889 5,845
FW1991474.UP.FTS.B, 24.66%, 11/08/26 . 4,957 4,932
L1989848.UP.FTS.B, 24.75%, 11/08/26 ... 6,502 6,457
FW1991387.UP.FTS.B, 24.97%, 11/08/26 . 3,615 2,137
L1991759.UP.FTS.B, 24.98%, 11/08/26 ... 4,166 4,138
FW1991256.UP.FTS.B, 25.07%, 11/08/26 . 18,212 18,118
L1991253.UP.FTS.B, 25.18%, 11/08/26 ... 1,759 1,729
L1991265.UP.FTS.B, 25.27%, 11/08/26 ... 2,260 2,245
L1919784.UP.FTS.B, 25.31%, 11/08/26 ... 9,281 9,234
L1996800.UP.FTS.B, 25.32%, 11/08/26 ... 19,981 19,675
L1995398.UP.FTS.B, 25.36%, 11/08/26 ... 2,155 2,144
L1988232.UP.FTS.B, 25.43%, 11/08/26 ... 2,452 2,410
L1973901.UP.FTS.B, 25.44%, 11/08/26 ... 6,384 6,351
L1992549.UP.FTS.B, 25.44%, 11/08/26 ... 8,582 5,072
L1994841.UP.FTS.B, 25.44%, 11/08/26 ... 28,008 27,823
L1989064.UP.FTS.B, 25.45%, 11/08/26 ... 2,057 2,042
L1967532.UP.FTS.B, 25.5%, 11/08/26 .... 3,674 2,169
L1990371.UP.FTS.B, 25.5%, 11/08/26 .... 26,587 1,910
FW1994341.UP.FTS.B, 25.59%, 11/08/26 . 9,957 9,905
L1998016.UP.FTS.B, 25.76%, 11/08/26 ... 4,569 4,546
L1991151.UP.FTS.B, 25.79%, 11/08/26 ... 1,657 1,648
L1991330.UP.FTS.B, 25.89%, 11/08/26 ... 6,231 6,198
L1996816.UP.FTS.B, 26.05%, 11/08/26 ... 13,053 12,986
L1995984.UP.FTS.B, 26.08%, 11/08/26 ... 1,913 1,903
L1992732.UP.FTS.B, 26.2%, 11/08/26 .... 3,744 3,724
L1989312.UP.FTS.B, 26.43%, 11/08/26 ... 3,165 3,148
FW1998563.UP.FTS.B, 26.46%, 11/08/26 . 2,070 2,058
FW1995329.UP.FTS.B, 26.52%, 11/08/26 . 5,832 5,802
FW1994300.UP.FTS.B, 26.6%, 11/08/26 .. 10,081 10,015
FW1990464.UP.FTS.B, 26.65%, 11/08/26 . 5,250 3,090
FW1998048.UP.FTS.B, 26.92%, 11/08/26 . 2,087 2,076
L1990551.UP.FTS.B, 26.95%, 11/08/26 ... 9,825 9,758
FW1997243.UP.FTS.B, 26.96%, 11/08/26 . 4,005 3,977
FW1990199.UP.FTS.B, 27.43%, 11/08/26 . 12,450 12,384
FW1996041.UP.FTS.B, 27.48%, 11/08/26 . 10,040 9,988
FW1994909.UP.FTS.B, 27.53%, 11/08/26 . 13,649 13,553
FW1990667.UP.FTS.B, 27.83%, 11/08/26 . 3,747 3,726
FW1991732.UP.FTS.B, 27.87%, 11/08/26 . 4,128 (23)
FW1996955.UP.FTS.B, 27.91%, 11/08/26 . 1,257 1,251
FW1994443.UP.FTS.B, 27.95%, 11/08/26 . 8,388 8,344
FW1994756.UP.FTS.B, 28%, 11/08/26 ... 2,931 2,915
FW1999057.UP.FTS.B, 28%, 11/08/26 ... 20,972 20,862
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW1996342.UP.FTS.B, 28.14%, 11/08/26 . $ 5,873 $ 5,842
FW1993779.UP.FTS.B, 28.2%, 11/08/26 .. 12,588 12,521
FW1996228.UP.FTS.B, 28.64%, 11/08/26 . 10,650 10,575
FW1998379.UP.FTS.B, 28.74%, 11/08/26 . 4,037 4,016
FW1992877.UP.FTS.B, 28.84%, 11/08/26 . 1,026 1,013
FW1991433.UP.FTS.B, 29.04%, 11/08/26 . 1,358 97
FW1995167.UP.FTS.B, 29.32%, 11/08/26 . 3,068 885
FW1992839.UP.FTS.B, 29.33%, 11/08/26 . 4,216 4,194
FW1991541.UP.FTS.B, 29.36%, 11/08/26 . 5,060 5,033
FW1999851.UP.FTS.B, 29.4%, 11/08/26 .. 4,220 4,197
FW1995866.UP.FTS.B, 29.41%, 11/08/26 . 2,746 2,729
FW1995850.UP.FTS.B, 29.69%, 11/08/26 . 926 921
FW1999443.UP.FTS.B, 29.76%, 11/08/26 . 7,167 502
FW1992347.UP.FTS.B, 29.82%, 11/08/26 . 25,347 25,212
FW1995066.UP.FTS.B, 29.83%, 11/08/26 . 4,616 4,590
FW1998032.UP.FTS.B, 29.86%, 11/08/26 . 3,995 3,963
FW1994293.UP.FTS.B, 30.31%, 11/08/26 . 1,183 1,176
FW1997312.UP.FTS.B, 30.32%, 11/08/26 . 847 842
FW1999097.UP.FTS.B, 30.46%, 11/08/26 . 2,542 2,528
FW1989533.UP.FTS.B, 30.48%, 11/08/26 . 1,454 1,437
FW1996257.UP.FTS.B, 30.52%, 11/08/26 . 1,721 1,698
FW1999242.UP.FTS.B, 30.52%, 11/08/26 . 33,893 33,712
FW1991024.UP.FTS.B, 30.67%, 11/08/26 . 933 928
FW1996943.UP.FTS.B, 30.67%, 11/08/26 . 3,821 3,765
FW1992674.UP.FTS.B, 30.71%, 11/08/26 . 1,611 1,603
FW1991126.UP.FTS.B, 30.85%, 11/08/26 . 1,103 1,097
FW1994569.UP.FTS.B, 30.87%, 11/08/26 . 4,921 4,895
FW1988425.UP.FTS.B, 30.92%, 11/08/26 . 1,103 1,098
FW1992613.UP.FTS.B, 30.95%, 11/08/26 . 21,225 21,112
FW1998245.UP.FTS.B, 30.99%, 11/08/26 . 7,555 7,514
FW1991582.UP.FTS.B, 31.04%, 11/08/26 . 7,812 7,770
FW1996197.UP.FTS.B, 31.07%, 11/08/26 . 3,567 3,547
FW1996489.UP.FTS.B, 31.09%, 11/08/26 . 3,227 228
FW1995019.UP.FTS.B, 31.1%, 11/08/26 .. 1,433 1,425
FW1994376.UP.FTS.B, 31.11%, 11/08/26 . 1,359 1,352
FW1996797.UP.FTS.B, 31.11%, 11/08/26 . 3,200 223
FW1991890.UP.FTS.B, 31.12%, 11/08/26 . 2,549 2,535
FW1994027.UP.FTS.B, 31.13%, 11/08/26 . 2,321 2,307
FW1991332.UP.FTS.B, 31.15%, 11/08/26 . 3,487 3,469
FW1997810.UP.FTS.B, 31.15%, 11/08/26 . 1,792 1,779
FW1988381.UP.FTS.B, 31.18%, 11/08/26 . 4,100 4,055
FW1988399.UP.FTS.B, 31.18%, 11/08/26 . 1,702 34
FW1999282.UP.FTS.B, 31.18%, 11/08/26 . 7,598 7,555
FW1996902.UP.FTS.B, 31.33%, 11/08/26 . 8,088 8,036
FW1999590.UP.FTS.B, 31.42%, 11/08/26 . 4,252 4,229
FW1992892.UP.FTS.B, 31.61%, 11/08/26 . 7,696 4,558
L1989003.UP.FTS.B, 15.35%, 11/12/26 ... 19,636 19,438
L2073684.UP.FTS.B, 7.58%, 11/18/26 .... 7,503 7,444
L2071601.UP.FTS.B, 7.69%, 11/18/26 .... 2,263 2,245
L2070708.UP.FTS.B, 7.71%, 11/18/26 .... 15,069 14,953
L2074361.UP.FTS.B, 7.81%, 11/18/26 .... 9,815 9,739
L2070082.UP.FTS.B, 8.09%, 11/18/26 .... 15,121 15,004
L2070214.UP.FTS.B, 8.6%, 11/18/26 ..... 1,977 486
L2041907.UP.FTS.B, 9.16%, 11/18/26 .... 3,044 3,021
L2073150.UP.FTS.B, 9.42%, 11/18/26 .... 12,496 12,399
L2071865.UP.FTS.B, 10.09%, 11/18/26 ... 5,740 5,692
L2075029.UP.FTS.B, 10.15%, 11/18/26 ... 8,422 8,351
L2074643.UP.FTS.B, 10.22%, 11/18/26 ... 15,166 15,039

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2072338.UP.FTS.B, 10.5%, 11/18/26 .... $ 5,754 $ 5,711
L2073169.UP.FTS.B, 10.97%, 11/18/26 ... 16,927 16,785
L2075077.UP.FTS.B, 11.07%, 11/18/26 ... 2,309 2,290
L2074489.UP.FTS.B, 11.11%, 11/18/26 ... 17,555 17,408
FW2074336.UP.FTS.B, 11.25%, 11/18/26 . 5,236 5,190
L2075040.UP.FTS.B, 11.45%, 11/18/26 ... 10,786 10,696
FW2073066.UP.FTS.B, 11.7%, 11/18/26 .. 3,780 3,747
L2074193.UP.FTS.B, 12.02%, 11/18/26 ... 7,328 7,266
L2075044.UP.FTS.B, 12.3%, 11/18/26 .... 3,101 3,075
L2074536.UP.FTS.B, 12.35%, 11/18/26 ... 4,653 4,615
L2071456.UP.FTS.B, 12.81%, 11/18/26 ... 28,868 28,609
L2071639.UP.FTS.B, 12.89%, 11/18/26 ... 6,282 5,910
L2070126.UP.FTS.B, 12.98%, 11/18/26 ... 5,430 5,384
L2073228.UP.FTS.B, 13.71%, 11/18/26 ... 7,972 7,906
L2069740.UP.FTS.B, 13.83%, 11/18/26 ... 12,593 12,489
L2073949.UP.FTS.B, 13.85%, 11/18/26 ... 3,911 3,878
FW2073808.UP.FTS.B, 13.9%, 11/18/26 .. 2,553 184
L2070988.UP.FTS.B, 13.92%, 11/18/26 ... 6,260 6,208
L2071487.UP.FTS.B, 14%, 11/18/26 ..... 6,082 5,844
L2074491.UP.FTS.B, 14.11%, 11/18/26 ... 7,195 565
L2070587.UP.FTS.B, 14.32%, 11/18/26 ... 6,274 6,214
L2073985.UP.FTS.B, 14.6%, 11/18/26 .... 3,927 3,895
L2074701.UP.FTS.B, 14.63%, 11/18/26 ... 5,027 4,980
L2074516.UP.FTS.B, 14.71%, 11/18/26 ... 7,466 7,404
L2073258.UP.FTS.B, 14.73%, 11/18/26 ... 831 116
FW2061676.UP.FTS.B, 14.9%, 11/18/26 .. 15,736 15,607
FW2075148.UP.FTS.B, 14.93%, 11/18/26 . 3,148 3,118
FW2072385.UP.FTS.B, 15%, 11/18/26 ... 5,510 5,458
FW2072823.UP.FTS.B, 15.21%, 11/18/26 . 1,948 1,932
L2074544.UP.FTS.B, 15.5%, 11/18/26 .... 4,040 3,799
L1995487.UP.FTS.B, 15.52%, 11/18/26 ... 3,948 3,900
L2073878.UP.FTS.B, 15.54%, 11/18/26 ... 3,613 3,399
L2074846.UP.FTS.B, 15.74%, 11/18/26 ... 11,855 11,743
L2073728.UP.FTS.B, 15.85%, 11/18/26 ... 2,708 2,674
FW2073202.UP.FTS.B, 16.18%, 11/18/26 . 12,083 11,383
L2073860.UP.FTS.B, 16.19%, 11/18/26 ... 2,377 2,354
L2075589.UP.FTS.B, 16.26%, 11/18/26 ... 5,490 5,443
L2071348.UP.FTS.B, 16.45%, 11/18/26 ... 11,108 11,017
L2071149.UP.FTS.B, 16.73%, 11/18/26 ... 20,273 20,075
L2071590.UP.FTS.B, 16.75%, 11/18/26 ... 5,564 5,511
FW2074069.UP.FTS.B, 16.79%, 11/18/26 . 7,948 7,873
FW2074457.UP.FTS.B, 16.98%, 11/18/26 . 19,891 19,676
FW2075122.UP.FTS.B, 17.19%, 11/18/26 . 3,186 3,156
L2074833.UP.FTS.B, 17.19%, 11/18/26 ... 11,335 10,678
FW2075446.UP.FTS.B, 17.4%, 11/18/26 .. 3,151 3,119
L2044841.UP.FTS.B, 17.43%, 11/18/26 ... 7,975 7,900
FW2075299.UP.FTS.B, 17.67%, 11/18/26 . 3,194 3,164
FW2071651.UP.FTS.B, 17.93%, 11/18/26 . 5,153 5,102
L2069944.UP.FTS.B, 18.01%, 11/18/26 ... 7,916 7,838
L2063418.UP.FTS.B, 18.03%, 11/18/26 ... 3,200 3,170
L2074570.UP.FTS.B, 18.15%, 11/18/26 ... 12,809 12,688
L2074700.UP.FTS.B, 18.17%, 11/18/26 ... 5,205 5,156
L2073937.UP.FTS.B, 18.46%, 11/18/26 ... 9,537 9,445
FW2070090.UP.FTS.B, 18.57%, 11/18/26 . 1,586 1,570
FW2072266.UP.FTS.B, 18.67%, 11/18/26 . 2,073 2,050
L2069767.UP.FTS.B, 18.84%, 11/18/26 ... 3,644 3,594
FW2074803.UP.FTS.B, 18.88%, 11/18/26 . 10,203 9,612
L2071288.UP.FTS.B, 18.9%, 11/18/26 .... 3,518 3,482
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2070966.UP.FTS.B, 18.96%, 11/18/26 . $ 4,823 $ 4,771
L2071754.UP.FTS.B, 19.22%, 11/18/26 ... 3,556 3,505
L2075248.UP.FTS.B, 19.24%, 11/18/26 ... 1,057 67
FW2072147.UP.FTS.B, 19.3%, 11/18/26 .. 10,762 10,134
FW2074495.UP.FTS.B, 19.61%, 11/18/26 . 7,046 6,963
L2069559.UP.FTS.B, 19.65%, 11/18/26 ... 13,793 13,644
L2074954.UP.FTS.B, 19.66%, 11/18/26 ... 4,357 4,310
L2069479.UP.FTS.B, 19.68%, 11/18/26 ... 1,700 44
L2067851.UP.FTS.B, 19.79%, 11/18/26 ... 11,729 11,590
L2060606.UP.FTS.B, 19.84%, 11/18/26 ... 30,601 30,313
L2073597.UP.FTS.B, 19.97%, 11/18/26 ... 1,247 1,227
L2073933.UP.FTS.B, 20.06%, 11/18/26 ... 4,660 4,604
FW2070506.UP.FTS.B, 20.1%, 11/18/26 .. 3,559 3,521
L2072694.UP.FTS.B, 20.25%, 11/18/26 ... 2,670 2,641
L2071378.UP.FTS.B, 20.26%, 11/18/26 ... 6,080 6,006
FW2070300.UP.FTS.B, 20.46%, 11/18/26 . 8,100 8,092
L2070073.UP.FTS.B, 20.5%, 11/18/26 .... 7,567 2,122
L2074554.UP.FTS.B, 20.64%, 11/18/26 ... 17,940 17,724
L2073562.UP.FTS.B, 20.66%, 11/18/26 ... 4,366 206
L2073048.UP.FTS.B, 20.74%, 11/18/26 ... 4,055 4,011
L2069140.UP.FTS.B, 20.85%, 11/18/26 ... 8,844 638
L2074379.UP.FTS.B, 20.93%, 11/18/26 ... 14,908 14,880
L2073994.UP.FTS.B, 21.04%, 11/18/26 ... 4,061 4,017
FW2073919.UP.FTS.B, 21.16%, 11/18/26 . 2,438 2,436
L2074931.UP.FTS.B, 21.33%, 11/18/26 ... 4,858 4,851
L2072150.UP.FTS.B, 21.62%, 11/18/26 ... 24,393 24,164
L2074856.UP.FTS.B, 21.95%, 11/18/26 ... 9,246 9,228
L2073879.UP.FTS.B, 22.29%, 11/18/26 ... 1,636 1,631
L2074792.UP.FTS.B, 22.51%, 11/18/26 ... 4,096 4,084
L2072786.UP.FTS.B, 22.57%, 11/18/26 ... 11,449 11,436
L2074611.UP.FTS.B, 22.62%, 11/18/26 ... 20,924 19,911
L2074520.UP.FTS.B, 22.63%, 11/18/26 ... 410 404
L2073235.UP.FTS.B, 22.81%, 11/18/26 ... 5,716 5,653
L2074658.UP.FTS.B, 22.83%, 11/18/26 ... 8,193 8,184
L2074869.UP.FTS.B, 22.9%, 11/18/26 .... 3,555 3,515
L2073707.UP.FTS.B, 22.91%, 11/18/26 ... 2,295 2,292
L2074779.UP.FTS.B, 22.95%, 11/18/26 ... 8,202 8,193
L2073694.UP.FTS.B, 22.99%, 11/18/26 ... 4,877 4,869
FW2074890.UP.FTS.B, 23.06%, 11/18/26 . 2,861 2,858
L2075061.UP.FTS.B, 23.07%, 11/18/26 ... 7,669 7,653
L2073355.UP.FTS.B, 23.21%, 11/18/26 ... 4,103 4,099
L2074657.UP.FTS.B, 23.23%, 11/18/26 ... 3,119 3,116
L2075024.UP.FTS.B, 23.38%, 11/18/26 ... 3,902 3,889
L2074815.UP.FTS.B, 23.53%, 11/18/26 ... 5,050 1,463
L2069953.UP.FTS.B, 23.63%, 11/18/26 ... 2,243 2,216
L2074932.UP.FTS.B, 23.75%, 11/18/26 ... 7,724 7,349
L2073535.UP.FTS.B, 24.04%, 11/18/26 ... 893 64
L2074997.UP.FTS.B, 24.24%, 11/18/26 ... 3,532 3,362
FW2074736.UP.FTS.B, 24.49%, 11/18/26 . 5,792 5,775
L2074747.UP.FTS.B, 24.82%, 11/18/26 ... 2,486 2,479
L2073148.UP.FTS.B, 24.83%, 11/18/26 ... 1,240 1,227
L2069647.UP.FTS.B, 24.91%, 11/18/26 ... 4,065 4,044
L2069706.UP.FTS.B, 24.96%, 11/18/26 ... 1,406 1,405
L2072240.UP.FTS.B, 24.96%, 11/18/26 ... 4,043 4,032
FW2073759.UP.FTS.B, 25.15%, 11/18/26 . 993 991
L2075027.UP.FTS.B, 25.16%, 11/18/26 ... 5,038 4,799
L2070719.UP.FTS.B, 25.21%, 11/18/26 ... 5,536 5,530
L2075204.UP.FTS.B, 25.29%, 11/18/26 ... 4,060 4,055

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2073552.UP.FTS.B, 25.3%, 11/18/26 .... $ 1,657 $ 1,655
L2070829.UP.FTS.B, 25.31%, 11/18/26 ... 828 819
FW2074782.UP.FTS.B, 25.34%, 11/18/26 . 2,327 682
L2068374.UP.FTS.B, 25.37%, 11/18/26 ... 4,377 69
L2074787.UP.FTS.B, 25.38%, 11/18/26 ... 4,766 1,380
L2070733.UP.FTS.B, 25.4%, 11/18/26 .... 2,493 2,486
L2071257.UP.FTS.B, 25.4%, 11/18/26 .... 793 790
L2075018.UP.FTS.B, 25.44%, 11/18/26 ... 9,037 640
L2072907.UP.FTS.B, 25.45%, 11/18/26 ... 3,471 3,299
L2075025.UP.FTS.B, 25.46%, 11/18/26 ... 598 589
L2071644.UP.FTS.B, 25.54%, 11/18/26 ... 5,475 5,469
L2045168.UP.FTS.B, 25.61%, 11/18/26 ... 7,800 7,791
L2075006.UP.FTS.B, 25.72%, 11/18/26 ... 17,113 1,201
FW2068660.UP.FTS.B, 25.77%, 11/18/26 . 4,209 4,010
FW2071761.UP.FTS.B, 25.95%, 11/18/26 . 6,978 495
L2070118.UP.FTS.B, 26.13%, 11/18/26 ... 2,163 2,160
FW2075060.UP.FTS.B, 26.35%, 11/18/26 . 4,188 4,178
FW2074345.UP.FTS.B, 26.9%, 11/18/26 .. 857 124
FW2072098.UP.FTS.B, 27.42%, 11/18/26 . 14,158 13,490
FW2074102.UP.FTS.B, 27.44%, 11/18/26 . 2,169 2,167
FW2073976.UP.FTS.B, 27.83%, 11/18/26 . 1,586 1,580
FW2074661.UP.FTS.B, 27.99%, 11/18/26 . 1,700 1,620
FW2074553.UP.FTS.B, 28.4%, 11/18/26 .. 841 840
FW2059197.UP.FTS.B, 28.55%, 11/18/26 . 8,405 8,395
FW2074755.UP.FTS.B, 28.62%, 11/18/26 . 1,765 268
FW2075255.UP.FTS.B, 28.94%, 11/18/26 . 7,241 513
FW2075115.UP.FTS.B, 29.25%, 11/18/26 . 5,058 5,052
FW2074160.UP.FTS.B, 29.41%, 11/18/26 . 1,319 1,300
FW2074435.UP.FTS.B, 29.62%, 11/18/26 . 6,330 6,317
FW2074265.UP.FTS.B, 29.67%, 11/18/26 . 7,177 7,169
FW2067233.UP.FTS.B, 29.68%, 11/18/26 . 1,520 1,518
FW2074064.UP.FTS.B, 29.92%, 11/18/26 . 1,522 1,520
FW2073951.UP.FTS.B, 29.99%, 11/18/26 . 8,986 626
FW2071058.UP.FTS.B, 30.15%, 11/18/26 . 2,032 2,029
FW2069880.UP.FTS.B, 30.4%, 11/18/26 .. 5,144 4,902
FW2073506.UP.FTS.B, 30.43%, 11/18/26 . 827 825
FW2072059.UP.FTS.B, 30.46%, 11/18/26 . 3,812 3,808
FW2072695.UP.FTS.B, 30.47%, 11/18/26 . 847 846
FW2074740.UP.FTS.B, 30.66%, 11/18/26 . 27,214 27,182
FW2071291.UP.FTS.B, 30.75%, 11/18/26 . 2,747 2,618
FW2072339.UP.FTS.B, 30.87%, 11/18/26 . 1,952 1,949
FW2072758.UP.FTS.B, 30.89%, 11/18/26 . 1,354 44
FW2067875.UP.FTS.B, 30.93%, 11/18/26 . 1,188 1,187
FW2074443.UP.FTS.B, 30.94%, 11/18/26 . 17,807 1,236
FW2069888.UP.FTS.B, 30.95%, 11/18/26 . 4,753 4,748
FW2073859.UP.FTS.B, 30.99%, 11/18/26 . 1,783 1,781
FW2070830.UP.FTS.B, 31%, 11/18/26 ... 3,311 3,307
FW2073526.UP.FTS.B, 31.02%, 11/18/26 . 1,636 1,557
FW2074592.UP.FTS.B, 31.05%, 11/18/26 . 859 819
FW2072552.UP.FTS.B, 31.11%, 11/18/26 . 7,580 526
FW2058162.UP.FTS.B, 31.17%, 11/18/26 . 901 63
FW2070865.UP.FTS.B, 31.17%, 11/18/26 . 1,360 1,359
FW2069864.UP.FTS.B, 31.2%, 11/18/26 .. 3,060 3,056
FW2070287.UP.FTS.B, 31.24%, 11/18/26 . 3,145 3,142
FW2074713.UP.FTS.B, 31.25%, 11/18/26 . 5,883 5,870
FW2070592.UP.FTS.B, 31.39%, 11/18/26 . 3,418 3,391
FW2073462.UP.FTS.B, 31.41%, 11/18/26 . 2,211 2,208
L1989244.UP.FTS.B, 25.47%, 11/23/26 ... 2,654 2,640
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2074195.UP.FTS.B, 15.15%, 11/24/26 ... $ 7,898 $ 7,834
L2213943.UP.FTS.B, 8.37%, 12/09/26 .... 7,538 7,473
L2216952.UP.FTS.B, 8.42%, 12/09/26 .... 13,882 13,765
L2217859.UP.FTS.B, 8.75%, 12/09/26 .... 15,486 15,356
FW2218197.UP.FTS.B, 9.08%, 12/09/26 .. 38,860 38,520
L2215533.UP.FTS.B, 9.49%, 12/09/26 .... 3,782 3,749
L2214523.UP.FTS.B, 9.75%, 12/09/26 .... 19,534 19,365
L2214639.UP.FTS.B, 9.77%, 12/09/26 .... 6,619 6,564
L2217330.UP.FTS.B, 10.1%, 12/09/26 .... 3,888 3,856
L2218472.UP.FTS.B, 10.62%, 12/09/26 ... 1,641 225
L2215023.UP.FTS.B, 10.75%, 12/09/26 ... 7,956 583
L2217133.UP.FTS.B, 11.03%, 12/09/26 ... 19,540 19,345
L2163677.UP.FTS.B, 11.56%, 12/09/26 ... 25,076 24,826
FW2216190.UP.FTS.B, 12.02%, 12/09/26 . 3,943 3,904
L2214721.UP.FTS.B, 12.86%, 12/09/26 ... 8,477 8,394
L2216322.UP.FTS.B, 12.95%, 12/09/26 ... 8,559 8,476
L2215565.UP.FTS.B, 13.14%, 12/09/26 ... 4,760 4,714
L2216898.UP.FTS.B, 13.16%, 12/09/26 ... 8,629 2,188
L2214318.UP.FTS.B, 13.19%, 12/09/26 ... 1,909 1,889
FW2214435.UP.FTS.B, 13.25%, 12/09/26 . 19,846 19,652
L2218652.UP.FTS.B, 13.28%, 12/09/26 ... 8,416 8,333
L2214819.UP.FTS.B, 13.75%, 12/09/26 ... 4,760 4,713
L2215433.UP.FTS.B, 14.02%, 12/09/26 ... 1,594 1,579
L2218351.UP.FTS.B, 14.35%, 12/09/26 ... 785 778
L2216941.UP.FTS.B, 14.73%, 12/09/26 ... 2,639 191
L2217202.UP.FTS.B, 15.56%, 12/09/26 ... 3,374 3,342
L2215625.UP.FTS.B, 15.65%, 12/09/26 ... 9,111 5,075
FW2214828.UP.FTS.B, 15.83%, 12/09/26 . 8,850 8,743
FW2217553.UP.FTS.B, 16.03%, 12/09/26 . 4,801 4,754
L2216039.UP.FTS.B, 16.11%, 12/09/26 ... 4,028 3,979
FW2215838.UP.FTS.B, 16.38%, 12/09/26 . 6,447 6,368
FW2214018.UP.FTS.B, 16.4%, 12/09/26 .. 16,138 15,942
L2215859.UP.FTS.B, 16.43%, 12/09/26 ... 3,470 3,428
L2217862.UP.FTS.B, 16.51%, 12/09/26 ... 8,881 8,773
L2215442.UP.FTS.B, 16.68%, 12/09/26 ... 2,263 2,235
L2217548.UP.FTS.B, 17.23%, 12/09/26 ... 12,153 12,005
L2216987.UP.FTS.B, 17.24%, 12/09/26 ... 8,056 7,939
L2218677.UP.FTS.B, 17.27%, 12/09/26 ... 4,862 4,803
L2216029.UP.FTS.B, 17.52%, 12/09/26 ... 5,660 5,591
L2214231.UP.FTS.B, 17.61%, 12/09/26 ... 3,004 2,967
L2215266.UP.FTS.B, 17.71%, 12/09/26 ... 6,497 6,419
L2217603.UP.FTS.B, 17.91%, 12/09/26 ... 5,294 5,224
FW2216465.UP.FTS.B, 18.28%, 12/09/26 . 1,630 1,609
L2215903.UP.FTS.B, 18.3%, 12/09/26 .... 3,249 3,209
L2214500.UP.FTS.B, 18.31%, 12/09/26 ... 26,304 25,967
L2217227.UP.FTS.B, 18.97%, 12/09/26 ... 8,989 8,861
L2215706.UP.FTS.B, 19.38%, 12/09/26 ... 2,047 2,022
L2213701.UP.FTS.B, 19.91%, 12/09/26 ... 2,380 2,347
L2215303.UP.FTS.B, 20.05%, 12/09/26 ... 5,749 5,719
L2216965.UP.FTS.B, 20.16%, 12/09/26 ... 28,762 28,414
L2215373.UP.FTS.B, 20.25%, 12/09/26 ... 822 812
FW2217873.UP.FTS.B, 20.4%, 12/09/26 .. 4,529 2,589
FW2214210.UP.FTS.B, 20.55%, 12/09/26 . 4,116 4,058
L2217490.UP.FTS.B, 20.86%, 12/09/26 ... 20,619 20,512
FW2213572.UP.FTS.B, 21.18%, 12/09/26 . 2,064 2,054
FW2215092.UP.FTS.B, 21.19%, 12/09/26 . 8,378 4,934
FW2215010.UP.FTS.B, 21.32%, 12/09/26 . 1,650 1,629
L2214734.UP.FTS.B, 21.37%, 12/09/26 ... 8,941 8,811

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2216862.UP.FTS.B, 21.41%, 12/09/26 ... $ 1,780 $ 127
FW2215319.UP.FTS.B, 21.51%, 12/09/26 . 3,308 3,290
L2216377.UP.FTS.B, 21.52%, 12/09/26 ... 13,231 13,162
L2215585.UP.FTS.B, 21.73%, 12/09/26 ... 41,497 40,955
L2216265.UP.FTS.B, 21.78%, 12/09/26 ... 4,140 4,118
L2217016.UP.FTS.B, 21.8%, 12/09/26 .... 3,801 3,774
L2214771.UP.FTS.B, 21.93%, 12/09/26 ... 1,988 1,978
L2217244.UP.FTS.B, 21.96%, 12/09/26 ... 4,143 4,084
FW2217920.UP.FTS.B, 22.05%, 12/09/26 . 3,316 3,298
FW2218437.UP.FTS.B, 22.08%, 12/09/26 . 2,162 316
FW2217042.UP.FTS.B, 22.14%, 12/09/26 . 4,115 4,091
L2213576.UP.FTS.B, 22.2%, 12/09/26 .... 2,960 2,917
L2216013.UP.FTS.B, 22.2%, 12/09/26 .... 3,070 3,054
FW2217488.UP.FTS.B, 22.29%, 12/09/26 . 890 63
L2217530.UP.FTS.B, 22.65%, 12/09/26 ... 3,741 3,722
L2199212.UP.FTS.B, 23.01%, 12/09/26 ... 13,321 13,251
FW2215013.UP.FTS.B, 23.03%, 12/09/26 . 9,800 9,669
L1410812.UP.FTS.B, 23.09%, 12/09/26 ... 7,470 7,445
FW2209695.UP.FTS.B, 23.37%, 12/09/26 . 4,140 4,116
L2214174.UP.FTS.B, 23.38%, 12/09/26 ... 873 859
L2218623.UP.FTS.B, 23.41%, 12/09/26 ... 3,670 3,651
FW2215830.UP.FTS.B, 23.46%, 12/09/26 . 918 913
FW2216012.UP.FTS.B, 23.5%, 12/09/26 .. 12,514 12,449
L2217598.UP.FTS.B, 23.52%, 12/09/26 ... 8,010 7,969
L2216754.UP.FTS.B, 23.73%, 12/09/26 ... 12,056 862
L2218003.UP.FTS.B, 23.87%, 12/09/26 ... 2,089 2,078
L2214776.UP.FTS.B, 24.04%, 12/09/26 ... 9,173 5,405
FW2215962.UP.FTS.B, 24.1%, 12/09/26 .. 4,183 4,161
FW2218127.UP.FTS.B, 24.14%, 12/09/26 . 8,367 8,323
L2216002.UP.FTS.B, 24.2%, 12/09/26 .... 3,962 3,936
FW2214164.UP.FTS.B, 24.23%, 12/09/26 . 29,464 29,045
L2215396.UP.FTS.B, 24.34%, 12/09/26 ... 3,593 3,574
FW2214689.UP.FTS.B, 24.38%, 12/09/26 . 7,414 7,366
L2218752.UP.FTS.B, 24.44%, 12/09/26 ... 1,409 1,401
FW2217399.UP.FTS.B, 24.73%, 12/09/26 . 6,084 3,587
L2217818.UP.FTS.B, 24.73%, 12/09/26 ... 1,646 118
L2217516.UP.FTS.B, 24.76%, 12/09/26 ... 1,249 1,242
FW2214209.UP.FTS.B, 24.78%, 12/09/26 . 3,542 45
L2218428.UP.FTS.B, 25.03%, 12/09/26 ... 1,260 1,253
L2216782.UP.FTS.B, 25.06%, 12/09/26 ... 2,933 2,891
L2215729.UP.FTS.B, 25.13%, 12/09/26 ... 12,675 12,591
L2215091.UP.FTS.B, 25.15%, 12/09/26 ... 2,936 180
L2214317.UP.FTS.B, 25.17%, 12/09/26 ... 3,214 3,161
L2215559.UP.FTS.B, 25.19%, 12/09/26 ... 1,252 1,234
L2217252.UP.FTS.B, 25.25%, 12/09/26 ... 1,666 1,642
L2215557.UP.FTS.B, 25.29%, 12/09/26 ... 1,934 1,924
FW2217958.UP.FTS.B, 25.35%, 12/09/26 . 3,785 3,766
L2215431.UP.FTS.B, 25.39%, 12/09/26 ... 1,935 1,911
L2213659.UP.FTS.B, 25.4%, 12/09/26 .... 3,197 3,181
L2217765.UP.FTS.B, 25.4%, 12/09/26 .... 925 920
L2215136.UP.FTS.B, 25.42%, 12/09/26 ... 4,184 2,399
L2214897.UP.FTS.B, 25.44%, 12/09/26 ... 13,798 13,726
L2214140.UP.FTS.B, 25.45%, 12/09/26 ... 2,721 2,694
L2217964.UP.FTS.B, 25.45%, 12/09/26 ... 5,385 5,357
L2213733.UP.FTS.B, 25.47%, 12/09/26 ... 617 607
L2214064.UP.FTS.B, 25.48%, 12/09/26 ... 4,123 4,102
L2216607.UP.FTS.B, 25.48%, 12/09/26 ... 2,524 2,511
L2216927.UP.FTS.B, 25.5%, 12/09/26 .... 1,212 347
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2214552.UP.FTS.B, 25.53%, 12/09/26 ... $ 4,328 $ 1,239
FW2216203.UP.FTS.B, 25.54%, 12/09/26 . 5,642 5,601
L2215071.UP.FTS.B, 25.57%, 12/09/26 ... 3,920 2,314
L2214345.UP.FTS.B, 25.65%, 12/09/26 ... 2,445 2,429
L2214388.UP.FTS.B, 25.7%, 12/09/26 .... 3,121 3,100
L2218260.UP.FTS.B, 25.7%, 12/09/26 .... 5,559 5,530
FW2217031.UP.FTS.B, 25.82%, 12/09/26 . 5,256 3,117
L2218303.UP.FTS.B, 25.88%, 12/09/26 ... 5,614 1,619
L2214062.UP.FTS.B, 25.9%, 12/09/26 .... 3,505 249
L2216795.UP.FTS.B, 26.15%, 12/09/26 ... 11,392 11,333
L2217875.UP.FTS.B, 26.21%, 12/09/26 ... 6,779 6,733
FW2214935.UP.FTS.B, 26.5%, 12/09/26 .. 639 15
L2218511.UP.FTS.B, 26.56%, 12/09/26 ... 6,354 3,770
FW2214024.UP.FTS.B, 26.86%, 12/09/26 . 5,097 106
FW2214874.UP.FTS.B, 27.9%, 12/09/26 .. 4,250 4,228
FW2214657.UP.FTS.B, 27.98%, 12/09/26 . 810 804
FW2215725.UP.FTS.B, 28.05%, 12/09/26 . 6,805 6,770
FW2217484.UP.FTS.B, 28.11%, 12/09/26 . 7,754 7,707
FW2216921.UP.FTS.B, 28.44%, 12/09/26 . 14,653 14,577
FW2215661.UP.FTS.B, 28.62%, 12/09/26 . 10,212 10,158
FW2217297.UP.FTS.B, 28.83%, 12/09/26 . 2,559 2,546
FW2216442.UP.FTS.B, 29.14%, 12/09/26 . 7,749 7,699
FW2216717.UP.FTS.B, 29.9%, 12/09/26 .. 691 50
FW2218562.UP.FTS.B, 29.96%, 12/09/26 . 858 852
FW2218668.UP.FTS.B, 30.04%, 12/09/26 . 1,817 127
FW2216935.UP.FTS.B, 30.07%, 12/09/26 . 1,044 1,031
FW2216312.UP.FTS.B, 30.43%, 12/09/26 . 16,117 1,126
FW2215268.UP.FTS.B, 30.49%, 12/09/26 . 415 407
FW2217960.UP.FTS.B, 30.51%, 12/09/26 . 4,293 4,271
FW2217757.UP.FTS.B, 30.55%, 12/09/26 . 2,611 2,591
FW2216336.UP.FTS.B, 30.57%, 12/09/26 . 14,537 4,195
FW2215575.UP.FTS.B, 30.72%, 12/09/26 . 3,085 3,068
FW2218331.UP.FTS.B, 30.75%, 12/09/26 . 5,182 5,147
FW2214286.UP.FTS.B, 30.83%, 12/09/26 . 18,096 17,978
FW2216633.UP.FTS.B, 30.84%, 12/09/26 . 860 855
FW2216308.UP.FTS.B, 30.91%, 12/09/26 . 2,809 809
FW2213785.UP.FTS.B, 30.97%, 12/09/26 . 2,707 2,686
FW2205180.UP.FTS.B, 31.15%, 12/09/26 . 24,530 24,402
FW2216383.UP.FTS.B, 31.17%, 12/09/26 . 5,681 5,600
FW2214022.UP.FTS.B, 31.21%, 12/09/26 . 4,238 1,224
FW2217843.UP.FTS.B, 31.21%, 12/09/26 . 1,068 1,060
FW2216011.UP.FTS.B, 31.3%, 12/09/26 .. 1,895 1,885
FW2215916.UP.FTS.B, 31.42%, 12/09/26 . 1,465 1,457
FW2214674.UP.FTS.B, 31.47%, 12/09/26 . 2,392 169
FW2217430.UP.FTS.B, 31.5%, 12/09/26 .. 3,804 548
FW2215821.UP.FTS.B, 31.64%, 12/09/26 . 6,898 6,862
FW2216725.UP.FTS.B, 31.78%, 12/09/26 . 4,992 4,954
FW2216867.UP.FTS.B, 31.83%, 12/09/26 . 4,588 2,726
FW2217138.UP.FTS.B, 32.58%, 12/09/26 . 6,193 6,153
FW2219336.UP.FTS.B, 7.29%, 12/10/26 .. 7,676 7,612
L2221765.UP.FTS.B, 7.56%, 12/10/26 .... 7,690 7,626
FW2218855.UP.FTS.B, 7.72%, 12/10/26 .. 4,751 4,713
L2220935.UP.FTS.B, 8.04%, 12/10/26 .... 8,482 8,411
L2220551.UP.FTS.B, 8.19%, 12/10/26 .... 1,698 1,684
L2222014.UP.FTS.B, 9.11%, 12/10/26 .... 19,396 19,235
L2220654.UP.FTS.B, 9.13%, 12/10/26 .... 18,769 18,607
L2220216.UP.FTS.B, 9.67%, 12/10/26 .... 14,761 14,617
L2221664.UP.FTS.B, 9.98%, 12/10/26 .... 6,289 6,211

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2219804.UP.FTS.B, 10.44%, 12/10/26 . $ 7,817 $ 7,741
L2219088.UP.FTS.B, 10.44%, 12/10/26 ... 16,779 16,614
FW2222412.UP.FTS.B, 10.49%, 12/10/26 . 782 776
L2220336.UP.FTS.B, 11.03%, 12/10/26 ... 4,420 4,373
L2220236.UP.FTS.B, 11.73%, 12/10/26 ... 16,889 16,724
L2222184.UP.FTS.B, 12.02%, 12/10/26 ... 6,624 6,560
L2220985.UP.FTS.B, 12.19%, 12/10/26 ... 1,723 125
L2220260.UP.FTS.B, 12.23%, 12/10/26 ... 39,475 39,093
L2221618.UP.FTS.B, 12.8%, 12/10/26 .... 4,292 4,244
L2221708.UP.FTS.B, 13%, 12/10/26 ..... 3,792 3,750
FW2220027.UP.FTS.B, 13.09%, 12/10/26 . 7,931 7,855
FW2220942.UP.FTS.B, 13.11%, 12/10/26 . 3,759 512
L2221352.UP.FTS.B, 13.11%, 12/10/26 ... 775 767
L2221255.UP.FTS.B, 13.17%, 12/10/26 ... 5,979 5,918
L2220245.UP.FTS.B, 13.24%, 12/10/26 ... 21,115 20,912
L2220618.UP.FTS.B, 13.32%, 12/10/26 ... 33,989 33,662
L2221709.UP.FTS.B, 13.43%, 12/10/26 ... 12,633 12,512
L2218875.UP.FTS.B, 13.44%, 12/10/26 ... 9,535 9,443
L2221936.UP.FTS.B, 13.59%, 12/10/26 ... 5,090 5,041
L2220922.UP.FTS.B, 13.6%, 12/10/26 .... 5,567 5,514
L2222570.UP.FTS.B, 13.7%, 12/10/26 .... 3,989 3,948
L2194347.UP.FTS.B, 13.85%, 12/10/26 ... 5,241 381
L2211103.UP.FTS.B, 13.86%, 12/10/26 ... 10,394 10,288
L2222515.UP.FTS.B, 14.14%, 12/10/26 ... 5,570 5,516
L2221071.UP.FTS.B, 14.15%, 12/10/26 ... 6,202 6,135
FW2219337.UP.FTS.B, 14.64%, 12/10/26 . 4,731 4,684
L2219179.UP.FTS.B, 14.67%, 12/10/26 ... 3,429 246
L2221548.UP.FTS.B, 14.74%, 12/10/26 ... 800 792
L2220695.UP.FTS.B, 14.81%, 12/10/26 ... 4,005 3,964
FW2222326.UP.FTS.B, 14.82%, 12/10/26 . 14,007 13,873
L2221125.UP.FTS.B, 15.5%, 12/10/26 .... 1,633 866
L2219252.UP.FTS.B, 15.58%, 12/10/26 ... 4,261 2,387
L2218671.UP.FTS.B, 15.6%, 12/10/26 .... 4,018 3,970
L2219311.UP.FTS.B, 15.7%, 12/10/26 .... 15,759 15,571
L2194261.UP.FTS.B, 15.71%, 12/10/26 ... 9,364 9,245
FW2219230.UP.FTS.B, 15.75%, 12/10/26 . 8,930 8,816
L2220760.UP.FTS.B, 15.79%, 12/10/26 ... 2,913 212
L2219293.UP.FTS.B, 15.87%, 12/10/26 ... 12,072 11,957
L2220004.UP.FTS.B, 15.97%, 12/10/26 ... 4,603 332
L2222083.UP.FTS.B, 16.07%, 12/10/26 ... 1,215 1,203
L2219654.UP.FTS.B, 16.29%, 12/10/26 ... 2,506 2,473
FW2221359.UP.FTS.B, 17.28%, 12/10/26 . 2,756 2,723
L2219369.UP.FTS.B, 17.34%, 12/10/26 ... 8,107 8,030
FW2221538.UP.FTS.B, 17.36%, 12/10/26 . 12,972 12,818
L2219356.UP.FTS.B, 17.56%, 12/10/26 ... 8,684 8,581
L2183750.UP.FTS.B, 17.62%, 12/10/26 ... 6,496 6,418
L2220037.UP.FTS.B, 17.77%, 12/10/26 ... 2,600 2,569
L2220747.UP.FTS.B, 18.08%, 12/10/26 ... 8,151 8,045
L2219692.UP.FTS.B, 18.1%, 12/10/26 .... 2,604 2,573
L2222111.UP.FTS.B, 18.1%, 12/10/26 .... 4,476 4,422
FW2217304.UP.FTS.B, 18.29%, 12/10/26 . 788 776
L2219741.UP.FTS.B, 18.33%, 12/10/26 ... 4,468 2,554
FW2219267.UP.FTS.B, 18.39%, 12/10/26 . 6,522 6,431
L2218279.UP.FTS.B, 18.41%, 12/10/26 ... 4,145 2,373
L2220278.UP.FTS.B, 18.47%, 12/10/26 ... 4,891 4,833
L2221646.UP.FTS.B, 18.79%, 12/10/26 ... 8,238 8,115
L2211401.UP.FTS.B, 18.86%, 12/10/26 ... 25,735 7,109
L2206502.UP.FTS.B, 18.87%, 12/10/26 ... 1,470 1,453
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2210120.UP.FTS.B, 18.97%, 12/10/26 ... $ 2,779 $ 2,740
FW2219505.UP.FTS.B, 19.04%, 12/10/26 . 18,826 18,538
L2219936.UP.FTS.B, 19.32%, 12/10/26 ... 9,857 1,381
FW2219062.UP.FTS.B, 19.4%, 12/10/26 .. 4,934 4,859
L2221797.UP.FTS.B, 19.44%, 12/10/26 ... 13,547 13,349
L2221701.UP.FTS.B, 19.55%, 12/10/26 ... 5,729 5,661
L2221919.UP.FTS.B, 19.66%, 12/10/26 ... 4,591 4,527
L2220257.UP.FTS.B, 19.73%, 12/10/26 ... 4,211 2,347
L2221739.UP.FTS.B, 19.78%, 12/10/26 ... 7,383 7,347
L2221097.UP.FTS.B, 19.86%, 12/10/26 ... 1,966 1,936
L2222299.UP.FTS.B, 20.17%, 12/10/26 ... 4,931 4,872
L2220113.UP.FTS.B, 20.52%, 12/10/26 ... 4,116 4,096
L2219823.UP.FTS.B, 20.59%, 12/10/26 ... 4,663 4,607
L2221612.UP.FTS.B, 20.59%, 12/10/26 ... 9,896 9,830
L2222005.UP.FTS.B, 20.98%, 12/10/26 ... 11,907 11,756
L2221600.UP.FTS.B, 21.39%, 12/10/26 ... 7,823 7,727
FW2219568.UP.FTS.B, 21.42%, 12/10/26 . 470 463
L2222012.UP.FTS.B, 21.64%, 12/10/26 ... 2,909 2,890
FW2219145.UP.FTS.B, 21.86%, 12/10/26 . 13,915 13,848
FW2220653.UP.FTS.B, 22.15%, 12/10/26 . 5,016 4,985
FW2220221.UP.FTS.B, 22.46%, 12/10/26 . 5,813 5,785
L2219015.UP.FTS.B, 22.73%, 12/10/26 ... 5,820 5,792
FW2220294.UP.FTS.B, 22.87%, 12/10/26 . 16,668 16,559
L2219342.UP.FTS.B, 22.94%, 12/10/26 ... 2,700 403
L2222328.UP.FTS.B, 22.95%, 12/10/26 ... 16,646 16,565
L2219249.UP.FTS.B, 23.16%, 12/10/26 ... 4,499 4,458
L2221493.UP.FTS.B, 23.3%, 12/10/26 .... 3,576 256
L2220687.UP.FTS.B, 23.72%, 12/10/26 ... 2,342 2,324
FW2220079.UP.FTS.B, 23.76%, 12/10/26 . 1,963 1,931
FW2221047.UP.FTS.B, 23.77%, 12/10/26 . 4,155 300
L2222062.UP.FTS.B, 23.82%, 12/10/26 ... 10,254 10,105
L2220670.UP.FTS.B, 23.96%, 12/10/26 ... 2,622 2,594
FW2214196.UP.FTS.B, 23.98%, 12/10/26 . 5,043 5,011
L2222118.UP.FTS.B, 24.15%, 12/10/26 ... 2,510 2,498
L2219719.UP.FTS.B, 24.34%, 12/10/26 ... 1,256 1,250
FW2220794.UP.FTS.B, 24.46%, 12/10/26 . 4,409 4,383
L2222302.UP.FTS.B, 24.68%, 12/10/26 ... 4,229 4,204
L2221940.UP.FTS.B, 24.71%, 12/10/26 ... 4,613 4,590
L2220990.UP.FTS.B, 24.8%, 12/10/26 .... 4,393 1,262
L2218904.UP.FTS.B, 24.83%, 12/10/26 ... 17,913 1,275
FW2222025.UP.FTS.B, 24.95%, 12/10/26 . 8,403 8,347
L2221318.UP.FTS.B, 24.95%, 12/10/26 ... 2,015 2,005
FW2221001.UP.FTS.B, 24.99%, 12/10/26 . 4,198 4,178
L2221560.UP.FTS.B, 25.03%, 12/10/26 ... 2,013 2,003
L2220844.UP.FTS.B, 25.09%, 12/10/26 ... 2,184 2,174
L2222466.UP.FTS.B, 25.12%, 12/10/26 ... 8,822 8,780
FW2219598.UP.FTS.B, 25.14%, 12/10/26 . 1,808 130
FW2219626.UP.FTS.B, 25.21%, 12/10/26 . 4,539 4,517
L2219105.UP.FTS.B, 25.3%, 12/10/26 .... 9,956 708
L2209708.UP.FTS.B, 25.32%, 12/10/26 ... 1,297 372
L2222460.UP.FTS.B, 25.39%, 12/10/26 ... 2,707 2,687
L2219737.UP.FTS.B, 25.45%, 12/10/26 ... 1,935 1,926
L2218573.UP.FTS.B, 25.46%, 12/10/26 ... 4,406 209
L2222516.UP.FTS.B, 25.46%, 12/10/26 ... 894 885
L2218665.UP.FTS.B, 25.47%, 12/10/26 ... 2,017 2,007
L2222196.UP.FTS.B, 25.5%, 12/10/26 .... 2,020 2,010
L2222524.UP.FTS.B, 25.5%, 12/10/26 .... 2,272 2,261
L2219005.UP.FTS.B, 25.75%, 12/10/26 ... 3,033 3,018

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2219909.UP.FTS.B, 25.83%, 12/10/26 ... $ 2,529 $ 2,516
L2218850.UP.FTS.B, 25.86%, 12/10/26 ... 8,113 8,061
L2215001.UP.FTS.B, 25.92%, 12/10/26 ... 3,263 1,937
FW2221345.UP.FTS.B, 26.17%, 12/10/26 . 2,386 2,368
FW2221416.UP.FTS.B, 26.49%, 12/10/26 . 3,380 3,364
L2220148.UP.FTS.B, 26.68%, 12/10/26 ... 4,651 4,587
FW2221698.UP.FTS.B, 26.97%, 12/10/26 . 6,813 6,771
FW2220970.UP.FTS.B, 26.98%, 12/10/26 . 801 473
FW2219378.UP.FTS.B, 27.07%, 12/10/26 . 10,164 10,115
FW2221051.UP.FTS.B, 27.18%, 12/10/26 . 9,920 700
FW2219807.UP.FTS.B, 27.31%, 12/10/26 . 5,015 4,987
FW2221994.UP.FTS.B, 27.39%, 12/10/26 . 2,205 2,194
FW2220411.UP.FTS.B, 27.41%, 12/10/26 . 5,149 5,120
FW2220416.UP.FTS.B, 27.46%, 12/10/26 . 2,645 386
FW2218817.UP.FTS.B, 27.5%, 12/10/26 .. 4,330 4,294
FW2221398.UP.FTS.B, 27.53%, 12/10/26 . 4,466 4,440
L2219250.UP.FTS.B, 27.55%, 12/10/26 ... 21,046 20,944
FW2221651.UP.FTS.B, 27.6%, 12/10/26 .. 8,489 8,448
FW2220064.UP.FTS.B, 27.61%, 12/10/26 . 2,022 2,011
FW2215062.UP.FTS.B, 27.89%, 12/10/26 . 2,195 2,184
FW2219635.UP.FTS.B, 27.99%, 12/10/26 . 4,976 4,889
FW2219847.UP.FTS.B, 28.03%, 12/10/26 . 5,069 5,042
FW2220128.UP.FTS.B, 28.06%, 12/10/26 . 4,253 4,232
FW2219819.UP.FTS.B, 28.69%, 12/10/26 . 17,454 1,242
FW2221547.UP.FTS.B, 28.78%, 12/10/26 . 2,985 2,971
FW2221253.UP.FTS.B, 28.97%, 12/10/26 . 5,975 5,946
FW2222054.UP.FTS.B, 29.08%, 12/10/26 . 6,831 6,798
FW2219596.UP.FTS.B, 29.28%, 12/10/26 . 4,813 342
FW2219042.UP.FTS.B, 29.37%, 12/10/26 . 6,609 1,905
FW2218160.UP.FTS.B, 29.47%, 12/10/26 . 4,105 4,085
FW2219414.UP.FTS.B, 29.72%, 12/10/26 . 4,936 4,904
FW2220353.UP.FTS.B, 29.92%, 12/10/26 . 2,579 2,563
FW2221075.UP.FTS.B, 30.26%, 12/10/26 . 3,002 2,988
FW2221564.UP.FTS.B, 30.28%, 12/10/26 . 3,260 3,244
FW2217065.UP.FTS.B, 30.33%, 12/10/26 . 3,861 3,842
FW2221531.UP.FTS.B, 30.36%, 12/10/26 . 3,003 2,989
FW2220084.UP.FTS.B, 30.41%, 12/10/26 . 1,716 1,708
FW2221439.UP.FTS.B, 30.5%, 12/10/26 .. 1,889 1,880
FW2221679.UP.FTS.B, 30.52%, 12/10/26 . 2,705 2,679
FW2218883.UP.FTS.B, 30.53%, 12/10/26 . 6,584 6,538
FW2219637.UP.FTS.B, 30.65%, 12/10/26 . 2,573 2,560
FW2219219.UP.FTS.B, 30.68%, 12/10/26 . 2,985 2,943
FW2222124.UP.FTS.B, 30.9%, 12/10/26 .. 526 517
FW2215534.UP.FTS.B, 30.92%, 12/10/26 . 860 856
FW2219745.UP.FTS.B, 31.03%, 12/10/26 . 1,979 1,969
FW2218821.UP.FTS.B, 31.13%, 12/10/26 . 2,066 2,056
FW2221543.UP.FTS.B, 31.13%, 12/10/26 . 4,135 4,108
FW2216231.UP.FTS.B, 31.22%, 12/10/26 . 3,013 2,999
FW2221322.UP.FTS.B, 31.23%, 12/10/26 . 2,894 79
FW2218939.UP.FTS.B, 31.36%, 12/10/26 . 3,445 3,429
FW2219989.UP.FTS.B, 31.38%, 12/10/26 . 3,415 3,397
FW2221748.UP.FTS.B, 31.55%, 12/10/26 . 4,284 1,240
FW2219361.UP.FTS.B, 31.69%, 12/10/26 . 12,678 12,617
FW2222019.UP.FTS.B, 31.71%, 12/10/26 . 6,072 6,034
FW2219266.UP.FTS.B, 31.97%, 12/10/26 . 30,132 29,986
FW2219137.UP.FTS.B, 32.32%, 12/10/26 . 6,434 3,834
FW2220958.UP.FTS.B, 32.58%, 12/10/26 . 6,493 6,462
FW2213955.UP.FTS.B, 18.45%, 12/24/26 . 7,391 7,303
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2215384.UP.FTS.B, 27.87%, 12/24/26 . $ 8,605 $ 8,544
FW2219222.UP.FTS.B, 31.25%, 12/25/26 . 3,252 3,235
L1612765.UP.FTS.B, 17.19%, 1/23/27 .... 13,829 13,662
L1612410.UP.FTS.B, 21.86%, 1/23/27 .... 4,009 3,966
L1611337.UP.FTS.B, 22.25%, 1/23/27 .... 16,060 16,027
L1612489.UP.FTS.B, 23.23%, 1/23/27 .... 3,474 3,462
L1599969.UP.FTS.B, 14.68%, 1/24/27 .... 5,898 5,841
L1616362.UP.FTS.B, 23.47%, 1/24/27 .... 5,104 5,098
L1616231.UP.FTS.B, 24.63%, 1/24/27 .... 9,518 682
L1613119.UP.FTS.B, 24.86%, 1/24/27 .... 11,282 11,166
FW1603076.UP.FTS.B, 25.34%, 1/24/27 .. 28,937 28,898
L1616175.UP.FTS.B, 25.43%, 1/24/27 .... 3,718 573
L1597917.UP.FTS.B, 26.39%, 1/24/27 .... 3,004 469
FW1613124.UP.FTS.B, 26.6%, 1/24/27 ... 14,101 4,200
FW1605600.UP.FTS.B, 29.46%, 1/24/27 .. 6,693 6,713
FW1616426.UP.FTS.B, 30.21%, 1/24/27 .. 1,650 1,648
L1617912.UP.FTS.B, 17.57%, 1/25/27 .... 5,264 1,481
L1619285.UP.FTS.B, 19.51%, 1/25/27 .... 21,818 6,199
L1618519.UP.FTS.B, 22.51%, 1/25/27 .... 25,690 25,658
L1618701.UP.FTS.B, 22.67%, 1/25/27 .... 2,588 185
FW1618334.UP.FTS.B, 28.78%, 1/25/27 .. 15,682 2,428
FW1620982.UP.FTS.B, 29.78%, 1/25/27 .. 26,662 26,641
L1705631.UP.FTS.B, 14.99%, 2/13/27 .... 13,582 13,370
L1704821.UP.FTS.B, 15.71%, 2/13/27 .... 4,400 319
L1705495.UP.FTS.B, 19.78%, 2/13/27 .... 2,478 2,465
FW1706011.UP.FTS.B, 20.18%, 2/13/27 .. 6,268 912
L1706676.UP.FTS.B, 24.2%, 2/13/27 .... 13,227 13,137
L1705353.UP.FTS.B, 25.94%, 2/13/27 .... 3,089 3,088
L1706613.UP.FTS.B, 27.15%, 2/13/27 .... 6,353 6,324
FW1705686.UP.FTS.B, 30.68%, 2/13/27 .. 3,524 3,497
L1879662.UP.FTS.B, 19.3%, 3/19/27 .... 18,068 17,856
L1880795.UP.FTS.B, 23.65%, 3/19/27 .... 2,454 2,447
FW1880786.UP.FTS.B, 24.67%, 3/19/27 .. 4,921 4,888
L1878816.UP.FTS.B, 25.23%, 3/19/27 .... 6,649 6,322
FW1879017.UP.FTS.B, 25.45%, 3/19/27 .. 18,439 18,402
L1878619.UP.FTS.B, 25.7%, 3/19/27 .... 11,598 (1,230)
FW1876421.UP.FTS.B, 26.08%, 3/19/27 .. 4,964 4,937
FW1877902.UP.FTS.B, 26.21%, 3/19/27 .. 17,436 17,410
FW1878560.UP.FTS.B, 28.77%, 3/19/27 .. 4,488 4,265
FW1880356.UP.FTS.B, 28.86%, 3/19/27 .. 2,195 2,183
FW1876796.UP.FTS.B, 29.31%, 3/19/27 .. 19,004 18,878
FW1878756.UP.FTS.B, 30.15%, 3/19/27 .. 5,495 382
FW1876680.UP.FTS.B, 30.74%, 3/19/27 .. 2,921 2,907
FW1879069.UP.FTS.B, 31.2%, 3/19/27 ... 9,113 632
FW1880852.UP.FTS.B, 31.2%, 3/19/27 ... 2,556 2,550
FW1879978.UP.FTS.B, 31.48%, 3/19/27 .. 26,941 1,866
FW1880615.UP.FTS.B, 31.56%, 3/19/27 .. 5,773 406
L1998298.UP.FTS.B, 13.53%, 4/08/27 .... 3,894 3,851
FW1995179.UP.FTS.B, 16.42%, 4/08/27 .. 1,397 367
L1993881.UP.FTS.B, 16.54%, 4/08/27 .... 17,992 4,589
L1993514.UP.FTS.B, 16.68%, 4/08/27 .... 2,803 2,762
L1990886.UP.FTS.B, 17.65%, 4/08/27 .... 5,729 5,641
L1999227.UP.FTS.B, 17.88%, 4/08/27 .... 15,044 14,756
L1993950.UP.FTS.B, 18.43%, 4/08/27 .... 3,854 (32)
L1989102.UP.FTS.B, 19.31%, 4/08/27 .... 8,901 5,082
L1990660.UP.FTS.B, 20.07%, 4/08/27 .... 9,336 9,200
FW1995724.UP.FTS.B, 22.43%, 4/08/27 .. 11,535 6,575
FW1990668.UP.FTS.B, 22.76%, 4/08/27 .. 6,227 3,659

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1999670.UP.FTS.B, 24.18%, 4/08/27 .... $ 2,363 $ 169
L1990332.UP.FTS.B, 24.87%, 4/08/27 .... 10,160 10,004
FW1990135.UP.FTS.B, 25.6%, 4/08/27 ... 4,634 329
FW1995970.UP.FTS.B, 26.64%, 4/08/27 .. 2,152 297
FW1993453.UP.FTS.B, 28.76%, 4/08/27 .. 11,164 11,050
FW1996092.UP.FTS.B, 29.72%, 4/08/27 .. 2,645 2,630
FW1998458.UP.FTS.B, 30.59%, 4/08/27 .. 3,610 3,578
FW1991447.UP.FTS.B, 30.68%, 4/08/27 .. 2,792 198
FW1988366.UP.FTS.B, 30.88%, 4/08/27 .. 4,640 1,330
FW1995947.UP.FTS.B, 31.02%, 4/08/27 .. 3,417 3,387
FW1990513.UP.FTS.B, 31.11%, 4/08/27 .. 4,058 2,400
FW1995078.UP.FTS.B, 31.18%, 4/08/27 .. 1,510 105
FW2070599.UP.FTS.B, 13.28%, 4/18/27 .. 4,553 328
L2071747.UP.FTS.B, 16.81%, 4/18/27 .... 5,085 1,373
L2074108.UP.FTS.B, 16.87%, 4/18/27 .... 2,510 2,476
L2070593.UP.FTS.B, 17.59%, 4/18/27 .... 17,247 17,079
L2074593.UP.FTS.B, 18.9%, 4/18/27 .... 1,429 1,415
FW2071863.UP.FTS.B, 19.94%, 4/18/27 .. 38,863 38,274
L2074730.UP.FTS.B, 20.02%, 4/18/27 .... 4,249 4,195
L2069760.UP.FTS.B, 20.2%, 4/18/27 .... 21,538 20,676
L2074432.UP.FTS.B, 21.97%, 4/18/27 .... 2,278 2,161
FW2071024.UP.FTS.B, 22.22%, 4/18/27 .. 18,621 17,759
FW2075442.UP.FTS.B, 22.23%, 4/18/27 .. 6,220 5,840
FW2073821.UP.FTS.B, 23.18%, 4/18/27 .. 6,266 6,230
FW2073884.UP.FTS.B, 24.56%, 4/18/27 .. 2,191 (71)
FW2074090.UP.FTS.B, 24.77%, 4/18/27 .. 2,571 185
L2072180.UP.FTS.B, 25.94%, 4/18/27 .... 17,621 17,582
FW2075168.UP.FTS.B, 30.19%, 4/18/27 .. 4,095 3,890
FW2075547.UP.FTS.B, 30.66%, 4/18/27 .. 1,113 1,073
FW2074496.UP.FTS.B, 30.71%, 4/18/27 .. 2,902 2,891
FW2072505.UP.FTS.B, 31.14%, 4/18/27 .. 2,267 2,194
FW2075135.UP.FTS.B, 32.07%, 4/18/27 .. 2,786 813
L2214144.UP.FTS.B, 11.27%, 5/09/27 .... 7,382 7,298
L2218540.UP.FTS.B, 15.26%, 5/09/27 .... 5,717 414
L1410942.UP.FTS.B, 18.88%, 5/09/27 .... 7,941 4,529
L2218508.UP.FTS.B, 20.09%, 5/09/27 .... 4,873 4,852
L2217932.UP.FTS.B, 21.91%, 5/09/27 .... 11,840 11,634
FW2216167.UP.FTS.B, 23.76%, 5/09/27 .. 5,484 5,444
L2198465.UP.FTS.B, 24.17%, 5/09/27 .... 4,353 4,316
L2218678.UP.FTS.B, 25.2%, 5/09/27 .... 1,973 1,945
L2216524.UP.FTS.B, 25.42%, 5/09/27 .... 8,736 5,167
FW2214150.UP.FTS.B, 26.84%, 5/09/27 .. 1,959 1,941
FW2215801.UP.FTS.B, 28.45%, 5/09/27 .. 7,160 (681)
FW1410803.UP.FTS.B, 28.82%, 5/09/27 .. 5,319 5,249
FW2214667.UP.FTS.B, 30.92%, 5/09/27 .. 4,865 4,836
FW2218340.UP.FTS.B, 31.07%, 5/09/27 .. 7,582 7,471
FW2217014.UP.FTS.B, 31.19%, 5/09/27 .. 2,982 (473)
L2219210.UP.FTS.B, 12.38%, 5/10/27 .... 4,154 2,177
L2218865.UP.FTS.B, 12.56%, 5/10/27 .... 2,531 2,503
L2211511.UP.FTS.B, 12.64%, 5/10/27 .... 44,869 23,539
FW2219474.UP.FTS.B, 13.95%, 5/10/27 .. 8,865 8,778
L2221648.UP.FTS.B, 14.47%, 5/10/27 .... 10,730 5,625
FW2218896.UP.FTS.B, 19.03%, 5/10/27 .. 7,131 7,010
L2220633.UP.FTS.B, 20.25%, 5/10/27 .... 11,994 3,384
L2219971.UP.FTS.B, 21.13%, 5/10/27 .... 7,367 524
L2220292.UP.FTS.B, 21.61%, 5/10/27 .... 8,996 8,913
L2221731.UP.FTS.B, 23.05%, 5/10/27 .... 5,397 5,347
FW2212786.UP.FTS.B, 23.27%, 5/10/27 .. 1,809 (49)
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2222173.UP.FTS.B, 23.88%, 5/10/27 .... $ 12,367 $ 12,266
L2219046.UP.FTS.B, 24.89%, 5/10/27 .... 5,496 5,460
L2222197.UP.FTS.B, 25.16%, 5/10/27 .... 2,418 351
FW2220337.UP.FTS.B, 25.2%, 5/10/27 ... 3,486 3,455
FW2220729.UP.FTS.B, 27.41%, 5/10/27 .. 7,759 2,225
FW2219943.UP.FTS.B, 28.3%, 5/10/27 ... 9,868 5,841
FW2221942.UP.FTS.B, 29.08%, 5/10/27 .. 16,999 10,081
FW2218780.UP.FTS.B, 29.8%, 5/10/27 ... 4,760 4,719
FW2222345.UP.FTS.B, 30.23%, 5/10/27 .. 3,458 3,401
FW2219236.UP.FTS.B, 30.82%, 5/10/27 .. 2,105 2,088
FW2216510.UP.FTS.B, 30.91%, 5/10/27 .. 6,236 3,681
FW2219211.UP.FTS.B, 31.11%, 5/10/27 .. 4,058 4,021
FW2215261.UP.FTS.B, 31.21%, 5/10/27 .. 1,641 1,630
FW1613781.UP.FTS.B, 20.91%, 6/24/27 .. 161 160
L1617729.UP.FTS.B, 24.84%, 6/24/27 .... 2,175 2,157
FW1620587.UP.FTS.B, 20.68%, 6/25/27 .. 45,069 44,479
FW1705037.UP.FTS.B, 26.99%, 7/13/27 .. 1,621 1,595
L1879796.UP.FTS.B, 25.24%, 8/19/27 .... 2,364 2,227
FW1880689.UP.FTS.B, 25.33%, 8/19/27 .. 10,450 (758)
FW1876930.UP.FTS.B, 28.99%, 8/19/27 .. 11,302 416
L1988413.UP.FTS.B, 19.1%, 9/08/27 .... 1,414 1,396
L1996074.UP.FTS.B, 24%, 9/08/27 ...... 10,926 10,732
FW1991443.UP.FTS.B, 26.55%, 9/08/27 .. 33,218 2,378
L2074857.UP.FTS.B, 16.11%, 9/18/27 .... 16,445 16,287
FW2072528.UP.FTS.B, 30.61%, 9/18/27 .. 1,569 1,552
L2217220.UP.FTS.B, 24.27%, 10/09/27 ... 4,602 2,726
FW2217284.UP.FTS.B, 26.82%, 10/09/27 . 4,059 4,001
L2221415.UP.FTS.B, 11.88%, 10/10/27 ... 5,008 4,946
FW2221749.UP.FTS.B, 30.5%, 10/10/27 .. 1,027 1,022
FW2219559.UP.FTS.B, 31.14%, 10/10/27 . 2,676 189
L1700175.UP.FTS.B, 15.87%, 9/13/28 .... 12,882 12,815
L1703901.UP.FTS.B, 26.94%, 9/13/28 .... 8,678 8,686
L2074618.UP.FTS.B, 27.13%, 4/18/29 .... 3,305 3,285
9,711,349
Total Marketplace Loans (Cost $72,319,866) ....
$65,202,173

Franklin Investors Securities Trust
Schedule of Investments (unaudited), April 30, 2023
Franklin Total Return Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

At April 30, 2023, the Fund had the following futures contracts outstanding. See Note 1 ( e ).
At April 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
At April 30, 2023, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
30-day Federal Funds ......................... Short 1,256 $ 499,273,772 12/29/23 $ 1,693,460
U.S. Treasury 10 Year Notes .................... Long 320 36,865,000 6/21/23 1,218,546
U.S. Treasury 2 Year Notes ..................... Long 856 176,476,437 6/30/23 1,111,633
U.S. Treasury 5 Year Notes ..................... Long 2,975 326,483,009 6/30/23 6,348,778
U.S. Treasury Long Bonds ..................... Long 243 31,992,469 6/21/23 1,425,364
Total Futures Contracts ...................................................................... $11,797,781
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Euro ............. JPHQ Sell 122,279,789 130,369,820 5/30/23 $ — $ (4,621,028)
Euro ............. JPHQ Sell 2,990,000 3,278,060 7/10/23 — (29,950)
Japanese Yen ...... JPHQ Buy 1,145,000,000 8,851,648 7/10/23 — (356,602)
Total Forward Exchange Contracts ................................................... $ — $(5,007,580)
Net unrealized appreciation (depreciation) ............................................ $(5,007,580)
*
In U.S. dollars unless otherwise indicated.
*
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CDX.NA.EM.38 . (1.00)% Quarterly 12/20/27 19,435,000 $ 1,005,638 $ 1,439,947 $ (434,309)
CDX.NA.HY.40 . (5.00)% Quarterly 6/20/28 215,735,000 (4,254,420) (452,842) (3,801,578)
Total Centrally Cleared Swap Contracts ..................................... $(3,248,782) $987,105 $(4,235,887)
OTC Swap Contracts
Contracts to Sell Protection
(c)(d)
Single Name
Carnival Corp. .. 1.00% Quarterly CITI 6/20/27 12,580,000 (3,346,114) (1,886,934) (1,459,180) B-

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements

At April 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
OTC Swap Contracts (continued)
Contracts to Sell Protection
(c)(d)
(continued)
Traded Index
(e)
BNP Paribas
Bespoke
Haverhill Index,
Mezzanine
Tranche 5-10% 4.10% Quarterly BNDP 12/20/23 4,250,000 EUR $ 53,639 $ — $ 53,639
Non-
Investment
Grade
CDX.NA.HY.31 . 5.00% Quarterly CITI 12/20/23 40,000,000 1,367,283 (715,470) 2,082,753
Non-
Investment
Grade
CDX.NA.HY.33 . 5.00% Quarterly CITI 12/20/24 37,700,000 (560,569) (147,637) (412,932)
Non-
Investment
Grade
(e)
Citibank
Bespoke Kenai
Index, Equity
Tranche 0-5% —% Quarterly CITI 12/20/23 28,800,000 (7,749,892) (2,821,909) (4,927,983)
Non-
Investment
Grade
(e)
Citibank
Bespoke
Rotorua Index,
Mezzanine
Tranche 5-10% 3.60% Quarterly CITI 12/20/23 8,300,000 64,385 — 64,385
Non-
Investment
Grade
MCDX.
NA.MAIN.31 . 1.00% Quarterly CITI 12/20/23 2,325,000 10,249 3,005 7,244
Investment
Grade
Total OTC Swap Contracts .............................................. $(10,161,019) $(5,568,945) $(4,592,074)
Total Credit Default Swap Contracts .................................... $(13,409,801) $ (4,581,840) $(8,827,961)
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.924% ... Annual 8/12/27 34,300,000 $ 2,453,243 $ 2,419 $ 2,450,824
Total Interest Rate Swap Contracts ............................... $2,453,243 $ 2,419 $2,450,824
*
In U.S. dollars unless otherwise indicated..

Franklin Investors Securities Trust
Schedule of Investments (unaudited)
Franklin Total Return Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements Semiannual Report

At April 30, 2023, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
See Note  10  regarding other derivative information.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Short
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly BZWS 6/20/23 17,300,000 $ (427,551)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 17,625,000 (943,594)
Markit iBoxx USD Liquid Leveraged Loans Total
Return Index ........................... 1-day SOFR Quarterly MSCO 6/20/23 17,625,000 (1,060,133)
Total Return Swap Contracts .................................................................... $(2,431,278)
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 354 .

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
April 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................ $1,109,962,402 $2,357,251,181 $478,703,219 $3,509,182,942
Cost - Controlled affiliates (Note 3 f ) ......... — — — 516,469,009
Cost - Non-controlled affiliates (Note 3 f and 11 ) 196,456,424 156,574,279 16,553,762 89,916,750
Cost - Unaffiliated repurchase agreements ... 24,210,491 1,036,735 — —
Value - Unaffiliated issuers (Includes securities
loaned of $5,269,569, $—, $— and $— ,
respectively) .......................... $1,043,898,999 $2,277,859,907 $464,073,406 $3,272,466,576
Value - Controlled affiliates (Note 3 f ) ........ — — — 455,940,282
Value - Non-controlled affiliates (Note 3 f and 11 ) 188,331,650 150,922,962 16,553,762 87,412,527
Value - Unaffiliated repurchase agreements ... 24,210,491 1,036,735 — —
Cash ................................. 3,031,514 2,270,854 297,025 170,388
Foreign currency, at value (cost $ – , $554,974, $–
and $188,147 , respectively) ................ — 571,360 — 188,833
Receivables:
Investment securities sold ................ 9,284,817 35,922 2,856,235 12,824
Capital shares sold ..................... 5,760,175 2,365,778 226,227 1,431,801
Dividends and interest .................. 6,758,397 12,747,188 2,127,461 21,168,484
Deposits with brokers for:
OTC derivative contracts ............... — 9,210,000 — 19,028,768
TBA transactions ..................... — — — 2,940,000
Futures contracts ..................... — 6,104,723 430,954 8,087,280
Centrally cleared swap contracts ......... — 1,325,245 — 1,418,433
Variation margin on futures contracts ........ — 111,632 — 1,226,260
OTC swap contracts (upfront payments $–,
$124,409, $– and $23,290, respectively) ...... — 16,055 — 3,005
Unrealized appreciation on OTC forward exchange
contracts .............................. — 681,975 — —
Unrealized appreciation on OTC swap contracts . — 1,232,993 — 2,208,021
Deferred tax benefi t ...................... — — — 95,813
Total assets ....................... 1,281,276,043 2,466,493,329 486,565,070 3,873,799,295
Liabilities:
Payables:
Investment securities purchased ........... 23,991,667 7,739,193 42,675 345,652,686
Capital shares redeemed ................ 2,867,993 5,561,306 838,007 4,938,233
Management fees ...................... 555,179 128,850 118,983 940,711
Distribution fees ....................... 212,147 365,325 77,596 619,039
Transfer agent fees ..................... 392,379 541,273 264,271 1,126,955
Trustees' fees and expenses .............. 1,333 57 19 47
Distributions to shareholders .............. 1,002,311 163,078 47,512 258,923
Variation margin on futures contracts ........ — — 52,844 —
Variation margin on centrally cleared swap
contracts ............................ — 118,158 — 596,569
OTC swap contracts (upfront receipts $–,
$6,506,343, $– and $13,342,971 , respectively ) .. — 2,769,340 — 5,571,950
Unrealized depreciation on OTC swap contracts . — 4,415,160 — 9,231,373
Unrealized depreciation on OTC forward exchange
contracts .............................. — 2,887,743 — 5,007,580
Payable upon return of securities loaned (Note 1 f ) 5,424,000 — — —
Unrealized depreciation on unfunded loan
commitments (Not e 9) .................... 83,229 — — —
Accrued expenses and other liabilities ........ 211,596 310,510 135,119 1,096,826
Total liabilities ...................... 34,741,834 24,999,993 1,577,026 375,040,892

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Net assets, at value .............. $1,246,534,209 $2,441,493,336 $484,988,044 $3,498,758,403
Net assets consist of:
Paid-in capital .......................... $1,870,449,748 $2,837,484,788 $657,580,869 $4,290,852,260
Total distributable earnings (losses) .......... (623,915,539) (395,991,452) (172,592,825) (792,093,857)
Net assets, at value .............. $1,246,534,209 $2,441,493,336 $484,988,044 $3,498,758,403

Franklin Investors Securities Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
April 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A:
Net assets, at value .................... $828,261,409 $1,628,132,983 $310,800,560 $2,769,706,458
Shares outstanding ..................... 110,306,612 183,626,376 41,577,438 328,489,499
Net asset value per share
a
............... $7.51 $8.87 $7.48 $8.43
Maximum offering price per share (net asset
value per share ÷ 97.75%, 97.75%, 97.75% and
96.25%, respectively) ................... $7.68 $9.07 $7.65 $8.76
Class A1:
Net assets, at value .................... $— $— $51,554,526 $—
Shares outstanding ..................... — — 6,898,772 —
Net asset value per share
a
............... $— $— $7.47 $—
Maximum offering price per share (net asset
value per share ÷ —%, —%, 97.75% and —% ,
respectively ) .......................... $— $— $7.64 $—
Class C:
Net assets, at value .................... $80,040,458 $52,963,516 $16,717,600 $87,049,590
Shares outstanding ..................... 10,656,528 6,002,169 2,238,163 10,405,918
Net asset value and maximum offering price per
share
a
............................... $7.51 $8.82 $7.47 $8.37
Class R:
Net assets, at value .................... $— $328,439 $— $8,779,283
Share s outstanding ..................... — 37,070 — 1,045,927
Net asset value and maximum offering price per
share ............................... $— $8.86 $— $8.39
Class R6:
Net assets, at value .................... $128,116,288 $568,514,682 $24,095,972 $459,235,801
Shares outstanding ..................... 17,035,255 63,698,603 3,217,948 54,064,716
Net asset value and maximum offering price per
share ............................... $7.52 $8.93 $7.49 $8.49
Advisor Class:
Net assets, at value .................... $210,116,054 $191,553,716 $81,819,386 $173,987,271
Shares outstanding ..................... 27,970,347 21,483,500 10,935,767 20,510,642
Net asset value and maximum offering price per
share ............................... $7.51 $8.92 $7.48 $8.48
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
for the six months ended April 30, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Investment income:
Dividends:
Unaffiliated issuers ..................... $239,776 $— $— $126,879
Controlled affiliates (Note 3 f ) .............. — — — 10,924,681
Non-controlled affiliates (Note 3 f and 11 ) ..... 3,951,982 5,983,178 231,640 2,802,669
Interest: (net of foreign taxes of $—, $28,542, $—
and $—, respectively)
Unaffiliated issuers:
Paydown gain (loss) .................. 1,164,201 (930,162) (1,759,223) (25,611)
Paid in cash
a
........................ 52,480,927 43,522,626 8,931,553 59,609,428
Non-controlled affiliates (Not e 11) .......... 334,086 — — —
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .. (52,668) — — (4,383)
Non-controlled affiliates (Note 3 f ) .......... 79,459 — — 6,289
Total investment income ................ 58,197,763 48,575,642 7,403,970 73,439,952
Expenses:
Management fees (Note 3 a ) ................ 3,741,158 6,311,298 1,284,770 8,346,871
Distribution fees: (Note 3c )
    Class A ............................. 1,021,771 2,096,642 411,001 3,430,897
    Class A1 ............................ — — 26,505 —
    Class C ............................. 272,344 186,957 62,038 297,295
    Class R ............................. — 543 — 22,504
Transfer agent fees: (Note 3e )
    Class A ............................. 582,968 949,213 302,043 1,870,590
    Class A1 ............................ — — 48,561 —
    Class C ............................. 59,678 32,563 17,621 62,367
    Class R ............................. — 123 — 6,135
    Class R6 ............................ 11,365 63,465 6,058 51,724
    Advisor Class ......................... 168,727 116,178 79,564 119,275
Custodian fees (Note 4 ) ................... 1,741 9,573 1,497 13,266
Reports to shareholders fees ............... 30,976 147,760 37,324 251,037
Registration and filing fees ................. 92,260 133,696 37,900 78,752
Professional fees ........................ 56,495 68,508 64,299 73,221
Trustees' fees and expenses ............... 8,947 16,546 3,820 22,498
Marketplace lending fees (Not e 1i) ........... — 625,634 — 827,750
Other ................................. 17,709 157,889 67,962 186,224
Total expenses ...................... 6,066,139 10,916,588 2,450,963 15,660,406
Expense reductions (Note 4 ) ............ (2,567) (10,076) (1,072) (268)
Expenses waived/paid by affiliates (Note 3 f
and 3 g ) ........................... (219,358) (3,731,242) (429,090) (2,104,288)
Net expenses ...................... 5,844,214 7,175,270 2,020,801 13,555,850
Net investment income ............. 52,353,549 41,400,372 5,383,169 59,884,102

Franklin Investors Securities Trust
Financial Statements
Statements of Operations
(continued)
for the six months ended April 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ................... (16,596,446) (30,555,346) (9,697,748) (40,940,750)
Controlled affiliates (Note 3 f ) ............ — — — (415,042)
Non-controlled affiliates (Note 3 f and 11 ) ... 13,706,542 (3,350,305) — —
Foreign currency transactions ............. (310,221) 115,255 — 173,632
Forward exchange contracts .............. — 889,435 — (19,017)
Futures contracts ...................... — (9,117,476) — (16,263,567)
Swap contracts ........................ — 479,708 — (6,524,448)
Net realized gain (loss) ............... (3,200,125) (41,538,729) (9,697,748) (63,989,192)
Net change in unrealized appreciation
(depreciation) on:
Investments:
Unaffiliated issuers ................... 48,015,538 88,542,058 11,191,643 219,757,869
Controlled affiliates (Note 3 f ) ............ — — — 28,520,179
Non-controlled affiliates (Note 3 f and 11 ) ... (5,245,646) 7,894,818 — 990,318
Translation of other assets and liabilities
denominated in foreign currencies ........ — 72,386 — 106,994
Unfunded loan commitments .............. 563,007 — — —
Forward exchange contracts .............. — (10,408,926) — (13,283,626)
Futures contracts ...................... — 10,497,878 150,729 33,409,651
Swap contracts ........................ — 1,017,609 — 3,457,658
Net change in unrealized appreciation
(depreciation) ...................... 43,332,899 97,615,823 11,342,372 272,959,043
Net realized and unrealized gain (loss) ......... 40,132,774 56,077,094 1,644,624 208,969,851
Net increase (decrease) in net assets resulting from
operations ............................... $92,486,323 $97,477,466 $7,027,793 $268,853,953
a
Includes amortization of premium and accretion of discount.

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Floating Rate Daily Access Fund Franklin Low Duration Total Return Fund
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $52,353,549 $74,125,244 $41,400,372 $50,822,733
Net realized gain (loss) ............ (3,200,125) (40,751,365) (41,538,729) (49,546,476)
Net change in unrealized appreciation
(depreciation) ................. 43,332,899 (91,816,518) 97,615,823 (169,963,230)
Net increase (decrease) in net
assets resulting from operations . 92,486,323 (58,442,639) 97,477,466 (168,686,973)
Distributions to shareholders:
Class A ........................ (32,071,070) (40,293,158) (32,213,068) (55,505,991)
Class C ........................ (3,114,955) (4,262,593) (994,833) (2,072,444)
Class R ........................ — — (3,952) (4,813)
Class R6 ....................... (6,502,269) (5,386,766) (12,356,320) (20,205,434)
Advisor Class ................... (9,595,697) (25,031,018) (4,175,904) (7,318,348)
Total distributions to shareholders ..... (51,283,991) (74,973,535) (49,744,077) (85,107,030)
Capital share transactions: (Note 2 )
Class A ........................ (25,590,505) 95,312,388 (129,942,821) (18,996,907)
Class C ........................ (11,995,187) (2,836,292) (10,592,365) (30,179,718)
Class R ........................ — — 148,892 (6,923)
Class R6 ....................... (78,701,867) 185,664,438 (43,951,740) 113,486,515
Advisor Class ................... (98,764,945) (87,885,915) (10,899,778) (32,023,097)
Total capital share transactions ....... (215,052,504) 190,254,619 (195,237,812) 32,279,870
Net increase (decrease) in net
assets ..................... (173,850,172) 56,838,445 (147,504,423) (221,514,133)
Net assets:
Beginning of period ................ 1,420,384,381 1,363,545,936 2,588,997,759 2,810,511,892
End of period ..................... $1,246,534,209 $1,420,384,381 $2,441,493,336 $2,588,997,759

Franklin Investors Securities Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Low Duration U.S. Government
Securities Fund Franklin Total Return Fund
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Six Months Ended
April 30, 2023
(unaudited)
Year Ended
October 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,383,169 $1,710,509 $59,884,102 $107,919,563
Net realized gain (loss) ............ (9,697,748) 118,180 (63,989,192) (316,010,300)
Net change in unrealized appreciation
(depreciation) ................. 11,342,372 (26,494,195) 272,959,043 (614,320,143)
Net increase (decrease) in net
assets resulting from operations . 7,027,793 (24,665,506) 268,853,953 (822,410,880)
Distributions to shareholders:
Class A ........................ (4,527,397) (4,349,126) (45,836,381) (95,689,275)
Class A1 ....................... (772,541) (770,177) — —
Class C ........................ (221,820) (196,281) (1,356,987) (2,897,196)
Class R ........................ — — (139,788) (281,144)
Class R6 ....................... (409,633) (510,734) (8,209,988) (16,884,985)
Advisor Class ................... (1,307,505) (1,319,641) (3,121,045) (6,503,263)
Distributions to shareholders from tax
return of capital:
Class A ........................ — — — (1,093,187)
Class C ........................ — — — (33,099)
Class R ........................ — — — (3,212)
Class R6 ....................... — — — (192,900)
Advisor Class ................... — — — (74,295)
Total distributions to shareholders ..... (7,238,896) (7,145,959) (58,664,189) (123,652,556)
Capital share transactions: (Note 2 )
Class A ........................ (42,690,909) (58,500,009) (113,318,190) (408,157,005)
Class A1 ....................... (3,458,258) (8,723,410) — —
Class C ........................ (4,85 4,126) (13,270,248) (10,183,727) (23,533,054)
Class R ........................ — — (588,080) (1,404,906)
Class R6 ....................... (5,400,882) (10,496,307) (2,507,411) (48,137,918)
Advisor Class ................... (17,926,848) 18,097,433 (11,755,613) (9,509,531)
Total capital share transactions ....... (74,331,023) (72,892,541) (138,353,021) (490,742,414)
Net increase (decrease) in net
assets ..................... (74,542,126) (104,704,006) 71,836,743 (1,436,805,850)
Net assets:
Beginning of period ................ 559,530,170 664,234,176 3,426,921,660 4,863,727,510
End of period ..................... $484,988,044 $559,530,170 $3,498,758,403 $3,426,921,660

Franklin Investors Securities Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of seven
separate funds, four of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services - Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The classes of shares offered within each of the Funds are indicated below. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Class A, Class C, Class R6 & Advisor Class
Franklin Floating Rate Daily Access Fund
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Low Duration Total Return Fund
Franklin Total Return Fund
Class A, Class A1, Class C, Class R6 & Advisor Class
Franklin Low Duration U.S. Government Securities Fund
a
a
Effective March 1, 2023, Franklin Adjustable U.S. Government Securities Fund
was renamed Franklin Low Duration U.S. Government Securities Fund.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At April 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Joint Repurchase Agreement
Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited
into a joint cash account with other funds managed by
the investment manager or an affiliate of the investment
manager and is used to invest in one or more repurchase
agreements. The value and face amount of the joint
repurchase agreement are allocated to the funds based on
their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by
securities which are delivered to the Funds' custodian.
The fair value, including accrued interest, of the initial
collateralization is required to be at least 102% of the
dollar amount invested by the funds, with the value of the
underlying securities marked to market daily to maintain
coverage of at least 100%. Repurchase agreements are
subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or the
Funds, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Funds may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Funds
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at period end, as
indicated in the Schedules of Investments, had been entered
into on April 28, 2023.
d. Securities Purchased on Delayed Delivery and TBA
Basis
Certain or all Funds purchase securities on a delayed
delivery and to-be-announced (TBA) basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of holding the
securities, they may sell the securities before the settlement date. Collateral has been pledged and/or received for open
TBA trades.
e. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce
their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment by
the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Funds' investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. At April 30, 2023,
the Franklin Floating Rate Daily Access Fund had no futures
contracts.
Certain or all Funds entered into OTC forward exchange
contracts primarily to manage and/or gain exposure to
certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or
sell a foreign currency at a specific exchange rate on a future date. At April 30, 2023, the Franklin Floating Rate Daily
Access Fund and Franklin Low Duration U.S. Government
Securities Fund had no forward exchange contracts.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain or loss in the Statements of Operations. At April 30, 2023, the
Franklin Floating Rate Daily Access Fund and Franklin Low
Duration U.S. Government Securities Fund had no credit
default swap contracts.
Certain or all Funds entered into interest rate swap contra cts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty
to exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statements of Assets
and Liabilities. Over the term of the contract, contractually
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At April 30, 2023, the Franklin Floating Rate
Daily Access Fund, Franklin Low Duration Total Return Fund
and Franklin Low Duration U.S. Government Securities Fund
had no interest rate swap contracts.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to credit risk of an underlying instrument such as a stock, bond,
index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until
the payments are made, at which time they are recognized
as realized gain or loss. At April 30, 2023, the Franklin
Floating Rate Daily Access Fund and Franklin Low Duration
U.S. Government Securities Fund had no total return swap
contracts.
Certain or all Funds purchased or wrote OTC option
contracts primarily to manage and/or gain exposure to
interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of
a swap (swaption), at a specified price. When an option is
purchased or written, an amount equal to the premium paid
or received is recorded as an asset or liability, respectively.
Upon exercise of an option, the acquisition cost or sales
proceeds of the underlying investment is adjusted by any
premium received or paid. Upon expiration of an option, any
premium received or paid is recorded as a realized gain or
loss. Upon closing an option other than through expiration
or exercise, the difference between the premium received
or paid and the cost to close the position is recorded as a
realized gain or loss. At April 30, 2023, the Franklin Floating
Rate Daily Access Fund, Franklin Low Duration Total Return
Fund, Franklin Low Duration U.S. Government Securities
Fund and Franklin Total Return Fund had no options.
See Note 10 regarding other derivative information.
f. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received
is deposited into a joint cash account with other funds
and is used to invest in a money market fund managed
by Franklin Advisers, Inc., an affiliate of the Funds, and/
or a joint repurchase agreement. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At April 30, 2023, Franklin Low Duration
Total Return Fund, Franklin Low Duration U.S. Government
Securities Fund and Franklin Total Return Fund had no
securities on loan.
g. Mortgage Dollar Rolls
Certain or all Funds enter into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements
between the Fund and a financial institution where the Fund
sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase
(or sell) substantially similar (same type, coupon, and
maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale
price is recorded as an unrealized gain or loss to the Fund
upon entering into the mortgage dollar roll. In addition, the
Fund may invest the cash proceeds that are received from
the initial sale. During the period between the sale and
repurchase, the Fund is not entitled to principal and interest
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
paid on the mortgage backed securities. Transactions in
mortgage dollar rolls are accounted for as purchases and
sales and may result in an increase to the Fund's portfolio
turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
h. Senior Floating Rate Interests
Certain or all Funds invest in senior secured corporate
loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These
base lending rates are generally the prime rate offered by
a designated U.S. bank or the London Interbank Offered
Rate (LIBOR)/Senior Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Funds invest are generally readily marketable,
but may be subject to certain restrictions on resale.
i. Marketplace Lending
Certain or all Funds invest in loans obtained through
marketplace lending. Marketplace lending, sometimes
referred to as peer-to-peer lending, is a method of financing in which a platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional
forms of debt financing. Prospective borrowers are required
to provide certain financial information to the platform,
including, but not limited to, the intended purpose of the
loan, income, employment information, credit score, debt-
to-income ratio, credit history (including defaults and
delinquencies) and home ownership status. Based on this
and other information, the platform assigns its own credit
rating to the borrower and sets the interest rate for the
requested loan. The platform then posts the borrowing
requests online, giving investors the opportunity to purchase the loans based on factors such as the interest rates and
expected yields of the loans, the borrower background data,
and the credit rating assigned by the platform.
When the Funds invest in these loans, they usually purchase
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the
Funds, less any servicing fees assessed. The servicer is
typically responsible for taking actions against a borrower
in the event of a default on the loan. Servicing fees, along with other administration fees, are included in marketplace
lending fees in the Statements of Operations. The Funds,
as investors in a loan, would be entitled to receive payment only from the borrower and would not be able to recover
any deficiency from the platform, except under very narrow
circumstances. The loans in which the Funds may invest are
unsecured.
j. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
g. Mortgage Dollar Rolls
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
k. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded separately on the Statements of Operations.
Certain or all Funds may receive other income from
investments in senior secured corporate loans or unfunded
commitments, including amendment fees, consent fees or
commitment fees. These fees are recorded as income when
received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and
realized gain distributions are recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Net investment income, excluding class specific expenses,
is allocated daily to each class of shares based upon the
relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each
class of shares based upon the relative proportion of net
assets of each class. Differences in per share distributions by class are generally due to differences in class specific
expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statements of Operations.
l. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
m. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At April 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:
Franklin Floating Rate Daily
Access Fund
Franklin Low Duration Total
Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2023
Shares sold
a
................................... 10,950,002 $81,404,813 16,955,376 $149,252,650
Shares issued in reinvestment of distributions .......... 4,053,863 30,131,091 3,561,116 31,396,459
Shares redeemed ............................... (18,481,705) (137,126,409) (35,244,622) (310,591,930)
Net increase (decrease) .......................... (3,477,840) $(25,590,505) (14,728,130) $(129,942,821)
Year ended October 31, 2022
Shares sold
a
................................... 41,457,925 $321,182,786 59,261,545 $542,509,430
Shares issued in reinvestment of distributions .......... 4,996,107 37,843,340 5,959,047 54,111,658
Shares redeemed ............................... (34,558,349) (263,713,738) (67,424,006) (615,617,995)
Net increase (decrease) .......................... 11,895,683 $95,312,388 (2,203,414) $(18,996,907)
Class C
Class C Shares:
Six Months ended April 30, 2023
Shares sold ................................... 1,223,669 $9,096,840 614,657 $5,382,967
Shares issued in reinvestment of distributions .......... 405,142 3,012,135 110,500 969,522
Shares redeemed
a
.............................. (3,246,860) (24,104,162) (1,933,093) (16,944,854)
Net increase (decrease) .......................... (1,618,049) $(11,995,187) (1,207,936) $(10,592,365)
Year ended October 31, 2022
Shares sold ................................... 5,224,361 $40,518,153 1,906,400 $17,343,181
Shares issued in reinvestment of distributions .......... 543,665 4,121,391 223,012 2,021,056
Shares redeemed
a
.............................. (6,209,779) (47,475,836) (5,438,273) (49,543,955)
Net increase (decrease) .......................... (441,753) $(2,836,292) (3,308,861) $(30,179,718)
Class R
Class R Shares:
Six Months ended April 30, 2023
Shares sold ................................... — $— 19,942 $175,087
Shares issued in reinvestment of distributions .......... — — 445 3,926
Shares redeemed ............................... — — (3,401) (30,121)
Net increase (decrease) .......................... — $— 16,986 $148,892
Year ended October 31, 2022
Shares sold ................................... — $— 8,313 $75,542
Shares issued in reinvestment of distributions .......... — — 531 4,819
Shares redeemed ............................... — — (9,468) (87,284)
Net increase (decrease) .......................... — $— (624) $(6,923)
Class R6

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Floating Rate Daily
Access Fund
Franklin Low Duration Total
Return Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 2,061,712 $15,247,520 9,056,055 $80,270,681
Shares issued in reinvestment of distributions .......... 190,478 1,418,017 1,390,269 12,340,768
Shares redeemed ............................... (12,882,315) (95,367,404) (15,387,749) (136,563,189)
Net increase (decrease) .......................... (10,630,125) $(78,701,867) (4,941,425) $(43,951,740)
Year ended October 31, 2022
Shares sold ................................... 39,484,928 $298,642,147 31,242,483 $288,639,096
Shares issued in reinvestment of distributions .......... 299,290 2,265,013 2,215,936 20,224,174
Shares redeemed ............................... (15,282,696) (115,242,722) (21,356,139) (195,376,755)
Net increase (decrease) .......................... 24,501,522 $185,664,438 12,102,280 $113,486,515
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2023
Shares sold ................................... 4,095,088 $30,400,202 6,590,066 $58,124,286
Shares issued in reinvestment of distributions .......... 1,178,343 8,759,134 442,078 3,919,496
Shares redeemed ............................... (18,627,356) (137,924,281) (8,230,880) (72,943,560)
Net increase (decrease) .......................... (13,353,925) $(98,764,945) (1,198,736) $(10,899,778)
Year ended October 31, 2022
Shares sold ................................... 68,767,943 $535,515,860 9,707,483 $89,335,172
Shares issued in reinvestment of distributions .......... 2,193,839 16,652,183 750,784 6,864,841
Shares redeemed ............................... (84,738,096) (640,053,958) (13,958,161) (128,223,110)
Net increase (decrease) .......................... (13,776,314) $(87,885,915) (3,499,894) $(32,023,097)
Franklin Low Duration U.S.
Government Securities Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended April 30, 2023
Shares sold
a
................................... 3,458,844 $25,949,719 18,134,829 $150,636,602
Shares issued in reinvestment of distributions .......... 579,325 4,343,213 5,442,770 45,260,702
Shares redeemed ............................... (9,718,018) (72,983,841) (37,294,798) (309,215,494)
Net increase (decrease) .......................... (5,679,849) $(42,690,909) (13,717,199) $(113,318,190)
Year ended October 31, 2022
Shares sold
a
................................... 12,593,181 $96,657,185 29,459,497 $270,390,201
Shares issued in reinvestment of distributions .......... 543,023 4,153,957 10,715,331 95,667,713
Shares redeemed ............................... (20,721,784) (159,311,151) (86,309,730) (774,214,919)
Net increase (decrease) .......................... (7,585,580) $(58,500,009) (46,134,902) $(408,157,005)
Class A1
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Low Duration U.S.
Government Securities Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class A1 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 121,533 $912,614 — $—
Shares issued in reinvestment of distributions .......... 99,020 741,863 — —
Shares redeemed ............................... (681,217) (5,112,735) — —
Net increase (decrease) .......................... (460,664) $(3,458,258) — $—
Year ended October 31, 2022
Shares sold ................................... 334,752 $2,567,429 — $—
Shares issued in reinvestment of distributions .......... 97,013 742,163 — —
Shares redeemed ............................... (1,564,042) (12,033,002) — —
Net increase (decrease) .......................... (1,132,277) $(8,723,410) — $—
Class C
Class C Shares:
Six Months ended April 30, 2023
Shares sold ................................... 154,303 $1,156,741 2,399,694 $19,756,095
Shares issued in reinvestment of distributions .......... 29,236 219,046 163,365 1,348,138
Shares redeemed
a
.............................. (830,578) (6,229,913) (3,795,672) (31,287,960)
Net increase (decrease) .......................... (647,039) $(4,854,126) (1,232,613) $(10,183,727)
Year ended October 31, 2022
Shares sold ................................... 876,983 $6,742,447 3,035,373 $27,413,284
Shares issued in reinvestment of distributions .......... 25,542 194,935 327,807 2,905,377
Shares redeemed
a
.............................. (2,627,227) (20,207,630) (5,992,548) (53,851,715)
Net increase (decrease) .......................... (1,724,702) $(13,270,248) (2,629,368) $(23,533,054)
Class R
Class R Shares:
Six Months ended April 30, 2023
Shares sold ................................... — $— 81,637 $674,903
Shares issued in reinvestment of distributions .......... — — 16,720 138,418
Shares redeemed ............................... — — (169,346) (1,401,401)
Net increase (decrease) .......................... — $— (70,989) $(588,080)
Year ended October 31, 2022
Shares sold ................................... — $— 184,462 $1,678,954
Shares issued in reinvestment of distributions .......... — — 31,761 281,936
Shares redeemed ............................... — — (369,510) (3,365,796)
Net increase (decrease) .......................... — $— (153,287) $(1,404,906)
Class R6
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Low Duration U.S.
Government Securities Fund Franklin Total Return Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended April 30, 2023
Shares sold ................................... 190,331 $1,430,949 5,201,662 $43,595,745
Shares issued in reinvestment of distributions .......... 54,394 408,629 890,945 7,464,476
Shares redeemed ............................... (962,880) (7,240,460) (6,401,854) (53,567,632)
Net increase (decrease) .......................... (718,155) $(5,400,882) (309,247) $(2,507,411)
Year ended October 31, 2022
Shares sold ................................... 2,324,065 $18,077,438 7,978,317 $73,892,704
Shares issued in reinvestment of distributions .......... 66,588 511,496 1,743,175 15,690,890
Shares redeemed ............................... (3,760,141) (29,085,241) (15,191,335) (137,721,512)
Net increase (decrease) .......................... (1,369,488) $(10,496,307) (5,469,843) $(48,137,918)
Advisor Class
Advisor Class Shares:
Six Months ended April 30, 2023
Shares sold ................................... 4,174,878 $31,418,715 2,299,153 $19,210,810
Shares issued in reinvestment of distributions .......... 167,133 1,253,825 350,717 2,933,266
Shares redeemed ............................... (6,735,508) (50,599,388) (4,057,272) (33,899,689)
Net increase (decrease) .......................... (2,393,497) $(17,926,848) (1,407,402) $(11,755,613)
Year ended October 31, 2022
Shares sold ................................... 10,474,549 $80,340,359 5,658,283 $52,655,284
Shares issued in reinvestment of distributions .......... 164,799 1,260,080 681,456 6,116,919
Shares redeemed ............................... (8,283,899) (63,503,006) (7,528,274) (68,281,734)
Net increase (decrease) .......................... 2,355,449 $18,097,433 (1,188,535) $(9,509,531)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
Franklin Floating Rate Daily Access Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Franklin Low Duration Total Return Fund and Franklin Total Return Fund pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of each of the Funds as follows:
Franklin Low Duration U.S. Government Securities Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
Annualized Fee Rate Net Assets
0.650% Up to and including $500 million
0.550% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $1.5 billion
0.450% Over $1.5 billion, up to and including $6.5 billion
0.425% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.625% Up to and including $500 million
0.525% Over $500 million, up to and including $1 billion
0.480% Over $1 billion, up to and including $1.5 billion
0.435% Over $1.5 billion, up to and including $6.5 billion
0.415% Over $6.5 billion, up to and including $11.5 billion
0.400% Over $11.5 billion, up to and including $16.5 billion
0.390% Over $16.5 billion, up to and including $19 billion
0.380% Over $19 billion, up to and including $21.5 billion
0.370% In excess of $21.5 billion
Annualized Fee Rate Net Assets
0.500% Up to and including $5 billion
0.440% Over $5 billion, up to and including $10 billion
0.410% Over $10 billion, up to and including $15 billion
0.380% In excess of $15 billion
3. Transactions with Affiliates
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2023, each Fund's annualized gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A and A1 reimbursement distribution plans, the
Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Gross effective investment management fee rate ........ 0.577% 0.500% 0.500%
Franklin Total
Return Fund
Gross effective investment management fee rate ........ 0.482%
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Class A ............................... 0.25% 0.25% 0.25% 0.25%
Class A1 .............................. —% —% 0.10% —%
Class C ............................... 0.65% 0.65% 0.65% 0.65%
Class R ............................... —% 0.50% —% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended April 30, 2023, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended April 30, 2023, investments in affiliated management investment companies were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $3,283 $12,965 $1,209 $27,915
CDSC retained ........................... $52,674 $37,602 $7,896 $17,187
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Transfer agent fees ........................ $286,841 $374,091 $150,548 $581,412
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 34,911,058 $ — $ — $ — $ 1,250,131 $ 36,161,189 4,630,114 $ 1,472,279
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% 50,484,450 127,687,903 (116,061,909) — — 62,110,444 62,110,444 1,005,319
Total Non-Controlled Affiliates $85,395,508 $127,687,903 $(116,061,909) $ — $ 1,250,131 $98,271,633 $ 2,477,598
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Daily Access Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $18,000 $40,385,000 $(34,979,000) $— $— $5,424,000 5,424,000 $79,459
Total Affiliated Securities ... $85,413,508 $168,072,903 $(151,040,909) $— $1,250,131 $103,695,633 $2,557,057
Franklin Low Duration Total Return Fund
Non-Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 125,894,626 $ — $ (28,425,700) $ (3,350,305) $ 7,894,818 $ 102,013,439 13,061,900 $ 5,215,675
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% 15,610,140 177,165,628 (143,866,245) — — 48,909,523 48,909,523 767,503
Total Affiliated Securities ... $141,504,766 $177,165,628 $(172,291,945) $(3,350,305) $7,894,818 $150,922,962 $5,983,178
Franklin Low Duration U.S. Government Securities Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $22,050,458 $126,433,926 $(131,930,622) $— $— $16,553,762 16,553,762 $231,640
Total Affiliated Securities ... $22,050,458 $126,433,926 $(131,930,622) $— $— $16,553,762 $231,640
Franklin Total Return Fund
Controlled Affiliates
Dividends
Franklin Floating Rate Income
Fund .................. $ 133,533,045 $ — $ (28,503,900) $ (415,042) $ 5,233,17 9 $ 109,847,282 14,064,953 $ 5,535,973
Franklin Investment Grade
Corporate ETF ........... 322,806,000 — — — 23,287,000 346,093,000 16,060,000 5,388,708
Total Controlled Affiliates ... $456,339,045 $— $(28,503,900) $ (415,04 2 ) $ 28,520,17 9 $455,940,282 $ 10,924,681
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $40,168,688 $— $— $— $990,318 $41,159,006 1,737,400 $1,636,412
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% 44,800,650 481,626,672 (480,173,801) — — 46,253,521 46,253,521 1,166,257
Total Non-Controlled Affiliates $84,969,338 $481,626,672 $(480,173,801) — 990,318 $87,412,527 2,802,669
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its respective fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.44% and for
Class R6 do not exceed 0.30% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Effective March 1, 2023, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Low Duration U.S. Government Securities Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the
Fund do not exceed 0.58% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Prior to March 1, 2023, expenses (excluding certain fees and expenses as previously disclosed) for each class of Franklin Low
Duration U.S. Government Securities Fund were limited to 0.60% based on the average net assets of each class.
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Total Return Fund so that the operating expenses (excluding interest expense, distribution fees and acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.58% and for Class R6 do not exceed 0.47% based on the average net assets of each class until February 29, 2024. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
For Franklin Floating Rate Daily Access Fund, and Franklin Low Duration U.S. Government Securities Fund, Investor Services
has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03%, based on the average net assets of the class until February 29, 2024.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Total Return Fund (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.483% $2,006,000 $3,552,000 $(5,558,000) $— $— $— — $6,289
Total Affiliated Securities ... $543,314,383 $485,178,672 $(514,235,701) $(415,042) $29,510,497 $543,352,809 $13,733,639
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended April 30, 2023, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At October 31, 2022, the capital loss carryforwards were as follows:
At April 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions, paydown losses, bond discounts and premiums, swaps, wash sales, financial futures transactions and transfer in-kind.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2023, were as follows:
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ 34,342,501 $ 72,356,202 $ 25,474,186 $ 129,612,818
Long term ............................. 507,125,565 171,061,477 121,118,474 286,986,237
Total capital loss carryforwards ............ $541,468,066 $243,417,679 $146,592,660 $416,599,055
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
a a a a a
Cost of investments ....................... $1,336,116,500 $2,530,048,535 $495,255,498 $4,117,234,929
Unrealized appreciation ..................... $16,137,593 $28,626,431 $1,158,243 $52,448,938
Unrealized depreciation ..................... (95,812,953) (132,018,569) (15,635,844) (360,4 62,117)
Net unrealized appreciation (depreciation) ....... $(79,675,360) $(103,392,138) $(14,477,601) $(308,013,179)
Franklin
Floating Rate
Daily Access
Fund
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Purchases .............................. $95,512,406 $331,512,630 $82,821,002 $2,164,727,216
Sales .................................. $317,620,314 $546,427,813 $152,596,478 $2,267,056,291

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2023, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
7. Credit Risk and Defaulted Securities
At April 30, 2023, Franklin Floating Rate Daily Access Fund and Franklin Low Duration U.S. Government Securities Fund
had 78.9% and 20.4% respectively, of their portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
Certain or all Funds held defaulted securities and/or other securities for which the income has been deemed uncollectible. At
April 30, 2023, the aggregate value of these securities for Franklin Low Duration Total Return Fund and Franklin Total Return
Fund represents less than 0.1%, respectively, of each Fund's net assets. The Funds discontinue accruing income on securities for which income has been deemed uncollectible and provide an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedules of Investments.
8. Restricted Securities
Certain or all Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At April 30, 2023, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Franklin
Floating Rate
Daily Access
Fund
Securities lending transactions
a
:
Equity investments
b
........................ $5,424,000
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
Shares Issuer
Acquisition
Date Cost Value
Franklin Low Duration Total Return Fund
12,326,925
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 92,077 $ —
1,226,701
a
K2016470219 South Africa Ltd., B ............... 2/01/17 911 —
Total Restricted Securities (Value is —% of Net Assets) .............. $92,988 $—
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund
28,762,824
a
K2016470219 South Africa Ltd., A ............... 4/15/13 - 2/01/17 $ 221,4 69 $ —
6. Investment Transactions
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of April 30, 2023.
9. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of
Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments.
At April 30, 2023, unfunded commitments were as follows:
10. Other Derivative Information
At April 30, 2023, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Total Return Fund (continued)
2,862,311
a
K2016470219 South Africa Ltd., B ............... 2/01/17 2,125 —
Total Restricted Securities (Value is —% of Net Assets) .............. $223,594 $—
Borrower Unfunded Commitment
Franklin Floating Rate Daily Access Fund
athenahealth Group, Inc. $ 1,619,052
$ 1,619,052
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 8,342,703
a
Variation margin on futures
contracts
$ 2,818,113
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
681,975 Unrealized depreciation on OTC
forward exchange contracts
2,887,743
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
1,058,365
b
OTC swap contracts (upfront
payments)
16,055 OTC swap contracts (upfront
receipts)
2,769,340
Unrealized appreciation on OTC
swap contracts
1,232,993 Unrealized depreciation on OTC
swap contracts
4,415,160
Total .................... $10,273,726 $13,948,721
8. Restricted Securities
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Low Duration U.S. Government Securities Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 869,642
a
Variation margin on futures
contracts
$ 718,913
a
Total .................... $869,642 $718,913
Franklin Total Return Fund
Interest rate contracts .......
Variation margin on futures
contracts
11,797,781
a
Variation margin on futures
contracts
—
Variation margin on centrally
cleared swap contracts
2,450,824
b
Variation margin on centrally
cleared swap contracts
—
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
— Unrealized depreciation on OTC
forward exchange contracts
5,007,580
Credit contracts ............
Variation margin on centrally
cleared swap contracts
— Variation margin on centrally
cleared swap contracts
4,235,887
b
OTC swap contracts (upfront
payments)
3,005 OTC swap contracts (upfront
receipts)
5,571,950
Unrealized appreciation on OTC
swap contracts
2,208,021 Unrealized depreciation on OTC
swap contracts
9,231,373
Total .................... $16,459,631 $24,046,790
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only the variation margin receivable/
payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2023, the effect of derivative contracts in the Statements of Operations was as follows:
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Low Duration Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(9,117,476) Futures contracts $10,497,878
Foreign exchange contracts .....
Forward exchange contracts 889,435 Forward exchange contracts (10,408,926)
Credit contracts ...............
Swap contracts 479,708 Swap contracts 1,017,609
Total ....................... $(7,748,333) $1,106,561
Franklin Low Duration U.S. Government Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts — Futures contracts 150,729
Total ....................... $— $150,729
Franklin Total Return Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Investments 2,781,368
a
Investments —
Futures contracts (16,263,567) Futures contracts 33,409,651
Swap contracts (281) Swap contracts (727,460)
Foreign exchange contracts .....
Forward exchange contracts (19,017) Forward exchange contracts (13,283,626)
Credit contracts ...............
Swap contracts (6,524,167) Swap contracts 4,185,118
Total ....................... $(20,025,664) $23,583,683
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statements of Operations.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For the period ended April 30, 2023, the average month end notional amount of futures contracts, swap contracts and options, and the average month end contract value for forward exchange contracts, were as follows:
At April 30, 2023, the Funds' OTC derivative assets and liabilities are as follows:
Franklin Low
Duration Total
Return Fund
Franklin Low
Duration U.S.
Government
Securities Fund
Franklin Total
Return Fund
Futures contracts ........................................................ $1,081,621,144 $22,828,545 $862,814,778
Swap c ontracts ........................................................... 183,388,253 — 492,989,200
Forward exchange contracts ...................................... 111,502,428 — 139,914,965
Options ....................................................................... — — 22,900,000
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Franklin Low Duration Total Return Fund
Derivatives
Forward exchange contracts ............................. $ 681,975 $ 2,887,743
Swap contracts ....................................... 1,249,04 8 7,184,500
Total ............................................. $1,931,023 $10,072,243
Franklin Total Return Fund
Forward exchange contracts ............................. — 5,007,580
Swap contracts ....................................... 2,211,02 6 14,803,32 3
Total ............................................. $2,211,026 $19,810,903
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $29,028 $— $— $— $29,028
BZWS ................... — — — — —
CITI ..................... 1,220,020 (1,220,020) — — —
JPHQ ................... 681,975 (681,975) — — —
MSCO ................... — — — — —
Total ................... $1,931,023 $(1,901,995) $ — $— $29,028
Franklin Total Return Fund
Counterparty
BNDP ................... 53,639 — — — 53,639
BZWS ................... — — — — —
CITI ..................... 2,157,387 (2,157,387) — — —
JPHQ ................... — — — — —
MSCO ................... — — — — —
Total ................... $2,211,026 $(2,157,387) — $— $53,639
2
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At April 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 354 .
11. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2023, investments in “affiliated companies” were as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
a
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Franklin Low Duration Total Return Fund
Counterparty
BNDP ................... $— $— $— $— $—
BZWS ................... 405,308 — — (280,000) 125,308
CITI ..................... 5,741,801 (1,220,020) — (4,521,781) —
JPHQ ................... 2,887,743 (681,975) — (2,205,768) —
MSCO ................... 1,037,391 — — (840,000) 197,391
Total ................... $10,072,243 $(1,901,995) $— $(7,847,549) $322,699
Franklin Total Return Fund
Counterparty
BNDP ................... — — — — —
BZWS ................... 427,551 — — (290,000) 137,551
CITI ..................... 12,372,045 (2,157,387) — (10,214,658) —
JPHQ ................... 5,007,580 — — (5,007,580) —
MSCO ................... 2,003,727 — (265,936) (1,688,768) 49,023
Total ................... 19,810,903 (2,157,387) (265,936) (17,201,006) 186,574
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
10. Other Derivative Information
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
12. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the period ended April 30, 2023, the Funds did not use the Global Credit Facility.
13. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Floating Rate Daily Access Fund
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty Ltd .. $ — $ 1,187,441
a
$ — $ — $ (30,084) $ 1,157,357 11,563,612 $ —
Quarternorth Energy
Holding , Inc . ...... 45,425,981 12,703,712
a
— — 8,316,086 66,445,779 475,746 1,474,384
Quarternorth Energy
Holding, Inc., 2/01/49 12,932,116 — (12,703,712)
a
— (228,404) —
b
— —
UTEX Industries , Inc . .. 17,901,790 — — — (871,046) 17,030,744 261,340 —
UTEX Industries, Inc.,
2/20/49 .......... 6,469 — — — (4,332) 2,137 634 —
Interest
Quarternorth Energy
Holding, Inc., Second
Lien, Initial New Term
Loan, 9%, (3-month
USD LIBOR + 8%),
8/27/26 .......... 13,677,997 — (13,706,542) 13,706,542 (13,677,997) —
b
— 334,086
Total Affiliated Securities
(Value is 6.8% of Net
Assets) .......... $89,944,353 $13,891,153 $(26,410,254) $13,706,542 $(6,495,777) $84,636,017 $1,808,470
a
May include accretion, amortization, partnership adjustments, and/or corporate actions.
b
As of April 30, 2023, no longer held by the fund.
11. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation .................. $ — $ — $ 1,157,357 $ 1,157,357
Hotels, Restaurants & Leisure ............. — 61,883 — 61,883
Machinery ............................ — 17,030,744 — 17,030,744
Oil, Gas & Consumable Fuels ............. — 66,445,779 — 66,445,779
Management Investment Companies :
Capital Markets ........................ 5,855,086 36,161,189 — 42,016,275
Preferred Stocks ......................... — 13,634 — 13,634
Warrants ............................... — — 2,137 2,137
Corporate Bonds ........................ — 66,827,598 — 66,827,598
Senior Floating Rate Interests ............... — 962,012,676 — 962,012,676
Asset-Backed Securities ................... — 9,128,122 — 9,128,122
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 67,534,444 24,210,491 — 91,744,935
Total Investments in Securities ........... $73,389,530 $1,181,892,116 $1,159,494 $1,256,441,140
Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 83,229 $ — $ 83,229
Total Other Financial Instruments ......... $— $83,229 $— $83,229
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks ......................... — — —
a
—
Management Investment Companies ......... — 102,013,439 — 102,013,439
Corporate Bonds :
Aerospace & Defense ................... — 15,082,011 — 15,082,011
Air Freight & Logistics ................... — 1,609,184 — 1,609,184
Automobile Components ................. — 1,145,142 — 1,145,142
Automobiles .......................... — 7,111,971 — 7,111,971
Banks ............................... — 231,333,309 — 231,333,309
Beverages ........................... — 11,807,712 — 11,807,712
Biotechnology ......................... — 7,692,621 — 7,692,621
Broadline Retail ....................... — — —
a
—
Capital Markets ........................ — 64,942,398 — 64,942,398
Communications Equipment .............. — 847,182 — 847,182
Consumer Finance ..................... — 10,194,948 — 10,194,948
Consumer Staples Distribution & Retail ...... — 2,808,657 — 2,808,657
Containers & Packaging ................. — 297,043 — 297,043
Diversified Consumer Services ............ — 1,810,510 — 1,810,510
Diversified Telecommunication Services ..... — 16,394,640 — 16,394,640
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Electric Utilities ........................ $ — $ 33,435,803 $ — $ 33,435,803
Entertainment ......................... — 18,740,999 — 18,740,999
Financial Services ...................... — 10,375,115 947,824 11,322,939
Food Products ........................ — 3,297,736 — 3,297,736
Health Care Equipment & Supplies ......... — 3,113,482 — 3,113,482
Health Care Providers & Services .......... — 13,994,478 — 13,994,478
Health Care REITs ..................... — 5,788,820 — 5,788,820
Hotels, Restaurants & Leisure ............. — 5,456,041 — 5,456,041
Insurance ............................ — 38,183,858 — 38,183,858
Interactive Media & Services .............. — 2,769,846 — 2,769,846
Life Sciences Tools & Services ............ — 4,920,825 — 4,920,825
Machinery ............................ — 4,630,964 — 4,630,964
Media ............................... — 13,640,143 — 13,640,143
Metals & Mining ....................... — 916,559 — 916,559
Multi-Utilities .......................... — 1,225,806 — 1,225,806
Oil, Gas & Consumable Fuels ............. — 43,852,767 — 43,852,767
Passenger Airlines ..................... — 5,328,221 — 5,328,221
Personal Care Products ................. — 11,663,499 — 11,663,499
Pharmaceuticals ....................... — 21,148,790 — 21,148,790
Real Estate Management & Development .... — 565,155 — 565,155
Semiconductors & Semiconductor Equipment . — 9,535,839 — 9,535,839
Specialty Retail ........................ — 1,211,863 — 1,211,863
Technology Hardware, Storage & Peripherals . — 5,752,016 — 5,752,016
Tobacco ............................. — 17,787,828 — 17,787,828
Wireless Telecommunication Services ....... — 3,098,892 — 3,098,892
Marketplace Loans ....................... — — 67,525,545 67,525,545
Foreign Government and Agency Securities .... — 55,146,325 — 55,146,325
U.S. Government and Agency Securities ....... — 839,588,741 — 839,588,741
Asset-Backed Securities ................... — 410,173,260 — 410,173,260
Commercial Mortgage-Backed Securities ...... — 51,916,735 — 51,916,735
Mortgage-Backed Securities ................ — 30,305,375 — 30,305,375
Municipal Bonds ......................... — 37,123,643 — 37,123,643
Residential Mortgage-Backed Securities ....... — 104,249,134 — 104,249,134
Escrows and Litigation Trusts ............... — 14,250 —
a
14,250
Short Term Investments ................... 48,909,523 28,393,137 — 77,302,660
Total Investments in Securities ........... $48,909,523 $2,312,436,712 $68,473,369 $2,429,819,604
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 681,975 $ — $ 681,975
Futures contracts ........................ 8,342,703 — — 8,342,703
Swap contracts ......................... — 1,232,993 — 1,232,993
Total Other Financial Instruments ......... $8,342,703 $1,914,968 $— $10,257,671
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $2,887,743 $— $2,887,743
Futures contracts ........................ 2,818,113 — — 2,818,113
Swap contracts .......................... — 5,473,525 — 5,473,525
Total Other Financial Instruments ......... $2,818,113 $8,361,268 $— $11,179,381
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 1 Level 2 Level 3 Total
Franklin Low Duration U.S. Government Securities Fund
Assets:
Investments in Securities:
b
U.S. Government and Agency Securities ....... $— $53,385,463 $— $53,385,463
Commercial Mortgage-Backed Securities ...... — 97,826,067 — 97,826,067
Mortgage-Backed Securities ................ — 312,861,876 — 312,861,876
Short Term Investments ................... 16,553,762 — — 16,553,762
Total Investments in Securities ........... $16,553,762 $464,073,406 $— $480,627,168
Other Financial Instruments:
Futures contracts ........................ $869,642 $— $— $869,642
Total Other Financial Instruments ......... $869,642 $— $— $869,642
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $718,913 $— $— $718,913
Total Other Financial Instruments ......... $718,913 $— $— $718,913
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ....................... $ — $ — $ —
a
$ —
Energy Equipment & Services ............. 2,350,500 — — 2,350,500
Management Investment Companies :
Capital Markets ........................ 387,252,006 109,847,282 — 497,099,288
Preferred Stocks ......................... 2,712,810 — — 2,712,810
Corporate Bonds :
Aerospace & Defense ................... — 17,225,922 — 17,225,922
Air Freight & Logistics ................... — 3,123,711 — 3,123,711
Banks ............................... — 163,936,132 — 163,936,132
Beverages ........................... — 5,185,513 — 5,185,513
Biotechnology ......................... — 16,907,248 — 16,907,248
Broadline Retail ....................... — — —
a
—
Capital Markets ........................ — 49,015,823 — 49,015,823
Chemicals ........................... — 6,661,125 — 6,661,125
Consumer Finance ..................... — 11,748,022 — 11,748,022
Containers & Packaging ................. — 5,918,425 — 5,918,425
Diversified REITs ...................... — 1,646,114 — 1,646,114
Electric Utilities ........................ — 40,468,545 — 40,468,545
Electrical Equipment .................... — 2,310,298 — 2,310,298
Electronic Equipment, Instruments &
Components ........................ — 7,311,214 — 7,311,214
Financial Services ...................... — 9,556,681 — 9,556,681
Food Products ........................ — 15,111,786 — 15,111,786
Ground Transportation .................. — 1,580,926 — 1,580,926
Health Care Equipment & Supplies ......... — 7,792,615 — 7,792,615
Health Care Providers & Services .......... — 28,269,233 — 28,269,233
Health Care REITs ..................... — 958,591 — 958,591
Hotels, Restaurants & Leisure ............. — 12,012,325 — 12,012,325
Independent Power and Renewable Electricity
Producers .......................... — 5,962,949 — 5,962,949
Insurance ............................ — 18,045,326 — 18,045,326
Interactive Media & Services .............. — 8,467,701 — 8,467,701
Life Sciences Tools & Services ............ — 1,463,870 — 1,463,870
Media ............................... — 20,207,738 — 20,207,738
Multi-Utilities .......................... — 7,002,154 — 7,002,154
Oil, Gas & Consumable Fuels ............. — 50,084,485 — 50,084,485
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At April 30, 2023, the reconciliations are as follows:
Level 1 Level 2 Level 3 Total
Franklin Total Return Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Paper & Forest Products ................. $ — $ 1,830,398 $ — $ 1,830,398
Passenger Airlines ..................... — 11,660,579 — 11,660,579
Personal Care Products ................. — 12,433,744 — 12,433,744
Pharmaceuticals ....................... — 11,276,339 — 11,276,339
Real Estate Management & Development .... — 3,036,940 — 3,036,940
Specialty Retail ........................ — 1,596,251 — 1,596,251
Technology Hardware, Storage & Peripherals . — 2,132,799 — 2,132,799
Tobacco ............................. — 26,249,289 — 26,249,289
Wireless Telecommunication Services ....... — 9,421,128 — 9,421,128
Marketplace Loans ....................... — — 65,202,173 65,202,173
Foreign Government and Agency Securities .... — 71,955,137 — 71,955,137
U.S. Government and Agency Securities ....... — 1,001,838,873 — 1,001,838,873
Asset-Backed Securities ................... — 354,099,306 — 354,099,306
Commercial Mortgage-Backed Securities :
Financial Services ...................... — 46,466,200 1,421 46,467,621
Mortgage-Backed Securities ................ — 860,385,994 — 860,385,994
Municipal Bonds ......................... — 133,157,487 — 133,157,487
Residential Mortgage-Backed Securities ....... — 136,662,236 — 136,662,236
Escrows and Litigation Trusts ............... — 22,500 —
a
22,500
Short Term Investments ................... 46,253,521 — — 46,253,521
Total Investments in Securities ........... $438,568,837 $3,312,046,954 $65,203,594 $3,815,819,385
Other Financial Instruments:
Futures contracts ........................ $11,797,781 $— $— $11,797,781
Swap contracts ......................... — 4,658,845 — 4,658,845
Total Other Financial Instruments ......... $11,797,781 $4,658,845 $— $16,456,626
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $5,007,580 $— $5,007,580
Swap contracts .......................... — 13,467,260 — 13,467,260
Total Other Financial Instruments ......... $— $18,474,840 $— $18,474,840
a
Includes financial instruments determined to have no value at April 30, 2023.
b
For detailed categories, see the accompanying Schedule of Investments.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund
Assets:
Investments in Securities:
Common Stocks :
Ground Transportation . $ —
c
$ 1,187,441 $— $ — $ — $ — $— $ (30,084) $ 1,157,357 $ (30,084)
Warrants :
Machinery ......... 6,469 — — — — — — (4,332) 2,137 (4,332)
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unrealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Floating Rate Daily Access Fund (continued)
Assets:
Investments in Securities:
Corporate Bonds :
Ground Transportation . $ 20,853,651 $ — $ (24,013,738) $ — $ — $ 944,965 $ (3,483,606) $ 5,698,728 $ — $ —
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $20,860,120 $1,187,441 $(24,013,738) $— $— $944,965 $(3,483,606) $5,664,312 $1,159,494 $(34,416)
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Financial Services ... 1,069,108 — — — — (6,760) — (114,524) 947,824 (114,524)
Marketplace Loans :
Financial Services ... 72,551,959 14,757,136 (18,413,801) — — — (767,101) (602,648) 67,525,545 (1,123,489)
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $73,621,067 $14,757,136 $(18,413,801) $— $— $(6,760) $(767,101) $(717,172) $68,473,369 $(1,238,013)
Franklin Total Return Fund
Assets:
Investments in Securities:
Common Stocks :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Corporate Bonds :
Broadline Retail ..... —
c
— — — — — — — —
c
—
Marketplace Loans :
Financial Services ... 92,473,987 3,648,492 (29,860,677) — — — (1,839,789) 780,160 65,202,173 (1,511,717)
Commercial Mortgage-
Backed Securities :
Financial Services ... 2,790 — (1,369) — — — 62 (62) 1,421 —
Escrows and Litigation
Trusts ........... —
c
— — — — — — — —
c
—
Total Investments in
Securities ............ $92,476,777 $3,648,492 $(29,862,046) $— $— $— $(1,839,727) $780,098 $65,203,594 $(1,511,717)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
C
Includes financial instruments determined to have no value.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservabl e valuation inputs as of April 3 0 , 202 3 , are as follows:
14. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
Description
Fair Value
at End of
period Valuation Technique Unobservable Inputs
Amount
/ Range
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Low Duration Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $67,525,545 Discounted cash flow Loss-adjusted discount rate
1.4% – 18.9%
(9.3%)
Decrease
Projected loss rate 2.5% – 46.9%
(14.8%)
Decrease
All other Investments. .
........
947,824
c,d
Total. . . . . . . . . . . . . . .
.........
$68,473,369
Franklin Total Return Fund
Assets:
Investments in Securities:
Marketplace Loans:
Diversified Financial Services. $65,202,173 Discounted cash flow Loss-adjusted discount rate
2.8% – 19.0%
(9.5%)
Decrease
Projected loss rate 1.9% – 35.4%
(15.7%)
Decrease
All other Investments . . . . . . . 1,421
c,d
Total . . . . . . . . . . . . . .
.........
$65,203,594
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value at April 30, 2023.
13. Fair Value Measurements
(continued)

Franklin Investors Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity
Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15,
2023, with the option of early adoption. Management has reviewed the requirements and believes that the adoption of the ASU will not have a material impact on the financial statements.
15. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BZWS
Barclays Bank plc
CITI
Citibank NA
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Currency
BRL
Brazilian Real
EUR
Euro
JPY
Japanese Yen
USD
United States Dollar
Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
MCDX.NA.
Series number
MCDX North America Index
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BZDIOVRA
Brazil Inter-Bank Deposit Rate
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
COFI
Cost of Funds Index
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Interbank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
TBD
To Be Determined
T-Note
Treasury Note
14. New Accounting Pronouncements
(continued)

Franklin Investors Securities Trust

franklintempleton.com
Semiannual Report
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND (FORMERLY,
FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND)
(a series of Franklin Investors Securities Trust)
Special Shareholder Meeting
January 26, 2023, and reconvened on February 17, 2023 (unaudited)
A Special Meeting of Shareholders of Franklin Adjustable U.S. Government Securities Fund, a series of Franklin Investors
Securities Trust, was held on January 26, 2023, and reconvened on February 17, 2023. The purpose of the meeting was to approve (1) modifications to the Fund’s current fundamental investment goal (if approved, the Franklin Adjustable U.S.
Government Securities Fund’s name will also change to Franklin Low Duration U.S. Government Securities Fund); (2) the
reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy; (3) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval; and (4) an amended fundamental restriction regarding investments in commodities.
At the meeting all proposals were passed. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the meeting are as follows:
1. To approve modifications to the Fund’s current fundamental investment goal:
For % Voted FOR % FOR of Outstanding Shares
28,970,057 78.82% 39.95%
Against % Voted Against % Against of Outstanding Shares
1,094,879 2.98% 1.51%
Abstain % Voted Abstain % Abstain of Outstanding Shares
6,691,052 18.20% 9.23%
2. To approve the reclassification of the Fund’s investment goal from a fundamental policy to a non-fundamental policy:
For % Voted FOR % FOR of Outstanding Shares
26,055,197 70.89% 35.93%
Against % Voted Against % Against of Outstanding Shares
3,742,178 10.18% 5.16%
Abstain % Voted Abstain % Abstain of Outstanding Shares
6,958,584 18.93% 9.59%
3. To approve the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval:
For % Voted FOR % FOR of Outstanding Shares
27,287,823 74.24% 37.63%
Against % Voted Against % Against of Outstanding Shares
2,486,908 6.77% 3.43%
Abstain % Voted Abstain % Abstain of Outstanding Shares
6,981,238 18.99% 9.63%
4. To approve an amended fundamental restriction regarding investments in commodities:
For % Voted FOR % FOR of Outstanding Shares
28,055,683 76.33% 38.69%
Against % Voted Against % Against of Outstanding Shares
1,609,616 4.38% 2.22%
Abstain % Voted Abstain % Abstain of Outstanding Shares
7,090,683 19.29% 9.78%

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
BOARD APPROVAL OF INVESTMENT
MANAGEMENT AGREEMENTS
FRANKLIN INVESTORS SECURITIES TRUST
Franklin Floating Rate Daily Access Fund
Franklin Low Duration Total Return Fund
Franklin Low Duration U.S. Government Securities Fund
(formerly Franklin Adjustable U.S. Government Securities
Fund)
Franklin Total Return Fund
(each a Fund)
At a meeting held on March 27, 2023 (Meeting), the Board
of Trustees (Board) of Franklin Investors Securities Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust,
on behalf of each Fund (each a Management Agreement)
for the period May 1, 2023 through June 30, 2023 (Stub
Period). The Independent Trustees noted that the Fund’s
annual contract review was historically held at the February
Board meeting and that management proposed to move the
contract review to the May Board meeting. The Independent
Trustees further noted management’s explanation that, to
effect this change, the Board needed to consider the renewal of the Fund’s Management Agreement prior to its current
April 30, 2023 expiration date. The Independent Trustees
also noted that management would ask them to consider
the continuation of the Management Agreement again at
the May Board meeting for the 12-month period beginning
July 1, 2023. The Independent Trustees received advice
from and met separately with Independent Trustee counsel
in considering whether to approve the continuation of each
Management Agreement for the Stub Period. Although the
Management Agreements for the Funds were considered
at the same Board meeting, the Board considered the
information provided to it about the Funds together and
with respect to each Fund separately as the Board deemed
appropriate.
In considering the continuation of each Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
each Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are
realized as each Fund grows; and (v) whether fee levels
reflect these economies of scale for the benefit of Fund
investors.
In approving the continuance of each Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the best
interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Funds and their shareholders. This information included,
among other things, the qualifications, background and
experience of the senior management and investment
personnel of the Manager, as well as information on
succession planning where appropriate; the structure of
investment personnel compensation; oversight of third-
party service providers; investment performance reports
and related financial information for each Fund; reports on
expenses and shareholder services; legal and compliance
matters; risk controls; pricing and other services provided
by the Manager and its affiliates; and management fees
charged by the Manager and its affiliates to US funds and
other accounts, including management’s explanation of
differences among accounts where relevant. The Board also
reviewed and considered an annual report on payments
made by Franklin Templeton (FT) or the Funds to financial
intermediaries, as well as a memorandum relating to third-

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
party servicing arrangements. The Board acknowledged
management’s continued development of strategies
to address areas of heightened concern in the mutual
fund industry, including various regulatory initiatives and
continuing geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided to the Funds by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and
their shareholders.
Fund Performance
The Board reviewed and considered the performance results
of each Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for each Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of each Fund’s performance results is below.
Franklin Floating Rate Daily Access Fund - The Performance
Universe for the Fund included the Fund and all retail and
institutional loan participation funds. The Board noted that the Fund’s annualized total return for the one-year period
was above the median of its Performance Universe, but
for the three-, five- and 10-year periods was below the
median of its Performance Universe. The Board also noted
that the Fund’s annualized income return for the one-,
three-, five- and 10-year periods was above the median
of its Performance Universe. The Board further noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an
income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was
satisfactory.
Franklin Low Duration Total Return Fund - The Performance
Universe for the Fund included the Fund and all retail
and institutional short investment-grade debt funds. The
Board noted that the Fund’s annualized income return for
the one-, three-, five- and 10-year periods was above the
median and in the first quintile (best) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the five-year period was below the median
of its Performance Universe, but for the one-, three- and
10-year periods was above the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Franklin Low Duration U.S. Government Securities Fund -
The Performance Universe for the Fund included the Fund
and all retail and institutional ultra-short obligation funds. The
Board noted that the Fund’s annualized income return for
the three-, five- and 10-year periods was above the median
of its Performance Universe, but for the one-year period was below the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three-, five- and 10-year periods was below the median and in the fifth quintile (worst) of its Performance Universe.
The Board discussed this performance with management
and management explained that, prior to March 1, 2023,
the Fund invested in plain vanilla adjustable-rate mortgage
securities issued or guaranteed by the US government or its
related agencies (such as Fannie Mae or Freddie Mac), so
the Fund tended to underperform its Broadridge peers, many
of which invested in a broader range of asset types, during
periods of decreasing risk premiums. Management further
explained that, effective March 1, 2023, the Fund changed (i)
its name; (ii) investment goal to high level of current income, consistent with preservation of capital; (iii) investment policy to invest at least 80% of its net assets in U.S. Government
Securities, which include adjustable and fixed-rate
mortgage-backed securities and collateralized mortgage
obligations; and (iv) primary benchmark to the Bloomberg
US Government (1-3) Year Index. The Board noted
management’s view regarding the income-related attributes
of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. The
Board concluded that the Fund’s Management Agreement
should be continued for the Stub Period, and management’s
efforts should continue to be monitored.
Franklin Total Return Fund - The Performance Universe for
the Fund included the Fund and all retail and institutional
core plus bond funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was below the median of its Performance Universe. The
Board discussed this performance with management and
management explained that on the basis of the Fund’s
income investment goal the strategy ranks in the second
quartile of the Lipper peer group for the one-, three- and
five-year periods. The Board further noted management’s
view regarding the income-related attributes of the Fund
(e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
each Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of each Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and the
actual total expense ratio, for comparative consistency, was shown (i) for Class A shares for the Franklin Low Duration
U.S. Government Securities Fund and for Class A shares
and Investor Class shares for the other funds in the Fund’s
respective Expense Group; (ii) for Class A shares for the
Franklin Low Duration Total Return Fund and for Class A
shares for the other funds in the Fund’s Expense Group; (iii)
for Class A shares for the Franklin Total Return Fund and for
Class A shares for the other funds in the Fund’s Expense
Group; and (iv) for Class A shares for the Franklin Floating
Rate Daily Access Fund and for the other funds in the Fund’s
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
Franklin Floating Rate Daily Access Fund – The Expense
Group for the Fund included the Fund and 15 other loan
participation funds. The Board noted that the Management
Rate and actual total expense ratio for the Fund were below
the medians and in the first quintile (best) of the Expense
Group. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Franklin Low Duration Total Return Fund – The Expense
Group for the Fund included the Fund and 15 other short
investment-grade debt funds. The Board noted that the
Management Rate was above the median and in the fifth
quintile (most expensive) of its Expense Group. The Board
also noted that the actual total expense ratio for the Fund
was below the median of its Expense Group and reflected a
fee waiver from management. The Board concluded that the
Management Rate charged to the Fund is reasonable.
Franklin Low Duration U.S. Government Securities Fund
– The Expense Group for the Fund included the Fund and
11 other ultra-short obligation funds. The Board noted that
the Management Rate and actual total expense ratio for the
Fund were above the medians and in the fifth quintile (most
expensive) of the Expense Group. The Board discussed
with management the Fund’s expenses and management
explained that in light of the Fund’s changes effective March
1, 2023, management was considering a change to the
Fund’s Lipper classification from Ultrashort Obligation to
Short US Government, noting that the median total expense
ratio for the Short US Government funds was 24 basis points
higher than the median of the current Expense Group. The
Board concluded that the Management Rate charged to the
Fund is reasonable.

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Franklin Total Return Fund – The Expense Group for the
Fund included the Fund and 16 other core plus bond funds.
The Board noted that the Management Rate and actual
total expense ratio for the Fund were above medians of its
Expense Group. The Board discussed with management
the Fund’s expenses, noting that the Management Rate for
the Fund was less than five basis points above the median
of its Expense Group and that management was extending
the Fund’s 0.58% expense cap on the Fund’s total annual
operating expenses through February 29, 2024. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Funds’ profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Funds’ Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to each Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided to
the Funds, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent
and quality of services provided to each Fund.
Economies of Scale
The Board reviewed and considered the extent to which the
Manager may realize economies of scale, if any, as each
Fund grows larger and whether each Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with a Fund’s shareholders by reducing
the Fund’s effective management fees as the Fund grows
in size. The Board considered management’s view that any
analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, each Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of each Management Agreement for the
Stub Period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s

Franklin Investors Securities Trust
Shareholder Information

franklintempleton.com
Semiannual Report
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of availability of, each
Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FIST2 S 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Investors Securities Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5.  Audit Committee

of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
INVESTORS SECURITIES TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 28, 2023